             AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
                              ON AUGUST 17, 2001

                    REGISTRATION NOS. 2-95973 AND 811-4236

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                   FORM N-1A
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                      POST-EFFECTIVE AMENDMENT NO. 55 |X|
                                      AND
          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT |X|
                                    OF 1940

                             AMENDMENT NO. 56 |X|

                           ONE GROUP(R) MUTUAL FUNDS
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                             1111 POLARIS PARKWAY
                           COLUMBUS, OHIO 43271-1235
                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                (800) 480-4311
                        (REGISTRANT'S TELEPHONE NUMBER)

                                MARK A. BEESON
                             1111 POLARIS PARKWAY
                           COLUMBUS, OHIO 43271-1235
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                  COPIES TO:

ALAN G. PRIEST, ESQUIRE                           MICHAEL V. WIBLE, ESQUIRE
ROPES & GRAY                                      BANK ONE CORPORATION
ONE FRANKLIN SQUARE                               100 EAST BROAD STREET, 5TH FL.
1301 K STREET, N.W., SUITE 800E                   COLUMBUS, OHIO 43271-0152
WASHINGTON, D.C. 20005

     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: IMMEDIATELY UPON
EFFECTIVENESS

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

     ______    Immediately upon filing pursuant to paragraph (b)
     ______    on _________ pursuant to paragraph(b)
     ______    60 days after filing pursuant to paragraph(a)(1)
       X       on November 1, 2001 pursuant to paragraph(a)(1)
     ------
     ______    75 days after filing pursuant to paragraph(a)(2)
     ______    on February 1, 2001 pursuant to paragraph(a)(2) of Rule 485.

If appropriate, check the following box:

     ______ post-effective amendment designates a new effective date for a previously filed post-effective amendment.

            Equity Funds

                                  PROSPECTUS

                                  November 1, 2001


                                  Class A Shares

                                  Class B Shares

                                  Class C Shares

                                                             [LOGO OF GROUP ONE]


                                  One Group(R) Small Cap Growth Fund

                                  One Group(R) Small Cap Value Fund

                                  One Group(R) Mid Cap Growth Fund

                                  One Group(R) Mid Cap Value Fund

                                  One Group(R) Diversified Mid Cap Fund

                                  One Group(R) Large Cap Growth Fund

                                  One Group(R) Large Cap Value Fund

                                  One Group(R) Equity Income Fund

                                  One Group(R) Diversified Equity Fund

                                  One Group(R) Balanced Fund

                                  One Group(R) Equity Index Fund

                                  One Group(R) Market Expansion Index Fund

                                  One Group(R) Health Sciences Fund


                                  One Group(R) Technology Fund

                                  One Group(R) International Equity Index Fund

                                  One Group(R) Diversified International Fund




                                  THE SECURITIES AND EXCHANGE COMMISSION HAS
                                  NOT APPROVED OR DISAPPROVED THE SHARES OF
                                  ANY OF THE FUNDS AS AN INVESTMENT OR DETER-
                                  MINED WHETHER THIS PROSPECTUS IS ACCURATE OR
                                  COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS
                                  COMMITTING A CRIME.

TABLE OF
                                                             EQUITY A, B, C


  CONTENTS


                FUND SUMMARY: INVESTMENTS, RISK &
                                      PERFORMANCE
                  One Group Small Cap Growth Fund   1
                                                   ---
                   One Group Small Cap Value Fund   4
                                                   ---
                    One Group Mid Cap Growth Fund   8
                                                   ---
                     One Group Mid Cap Value Fund   11
                                                   ---
               One Group Diversified Mid Cap Fund   14
                                                   ---
                  One Group Large Cap Growth Fund   18
                                                   ---
                   One Group Large Cap Value Fund   21
                                                   ---
                     One Group Equity Income Fund   24
                                                   ---
                One Group Diversified Equity Fund   28
                                                   ---
                          One Group Balanced Fund   31
                                                   ---
                      One Group Equity Index Fund   35
                                                   ---
            One Group Market Expansion Index Fund   38
                                                   ---
                   One Group Health Sciences Fund   41
                                                   ---
                        One Group Technology Fund   44
                                                   ---
        One Group International Equity Index Fund   47
                                                   ---
         One Group Diversified International Fund   51
                                                   ---



                            MORE ABOUT THE FUNDS
                            Principal Investment
                                      Strategies   56
                                                  ---
                                Investment Risks   61
                                                  ---
                             Temporary Defensive
                                       Positions   64
                                                  ---
                              Portfolio Turnover   64
                                                  ---



          HOW TO DO BUSINESS WITH ONE GROUP
                               MUTUAL FUNDS
                     Purchasing Fund Shares   65
                                             ---
                              Sales Charges   68
                                             ---
        Sales Charge Reductions and Waivers   71
                                             ---
                     Exchanging Fund Shares   73
                                             ---
                      Redeeming Fund Shares   75
                                             ---



           PRIVACY POLICY   78
                           ---



                      SHAREHOLDER
                      INFORMATION
                    Voting Rights               80
                                               ---
                Dividend Policies               80
                                               ---
                 Tax Treatment of
                     Shareholders               81
                                               ---
hareholderSStatements and Reports               82
                                               ---


                    MANAGEMENT OF ONE
                         GROUP MUTUAL
                                FUNDS
                          The Advisor    83
                                        ---
                    The Fund Managers    84
                                        ---

          FINANCIAL
         HIGHLIGHTS    85
                      ----
           APPENDIX
                 A:
         INVESTMENT
          PRACTICES    113
                      ----

     one  group(R)

     -------------------
[GRAPHIC]

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Small Cap Growth Fund

-----------------
What is the goal of the Small Cap Growth Fund?

The Fund seeks long-term capital growth primarily by investing in a portfolio of equity securities of small-capitalization and emerging growth companies.

What are the Small Cap Growth Fund's main investment strategies?

The Fund invests mainly in common stock, debt securities, preferred stocks, convertible securities, warrants and other equity securities of small-capitalization companies. Generally, the Fund invests in small-cap companies with market capitalizations ranging from $100 million to $3 billion at the time of investment. For more information about the Small Cap Growth Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are the main risks of investing in the Small Cap Growth Fund?

The main risks of investing in the Small Cap Growth Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Small Cap Growth Fund will change every day in response to market conditions. You may lose money if you invest in the Small Cap Growth Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Initial public offerings ("IPOs") and other investment techniques may have a magnified performance impact on a fund with a small asset base. The Fund may not experience similar performance as its assets grow. Equity securities are also subject to "stock market risk" meaning that stock prices in general (or small-cap stocks in particular) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Smaller Companies. The Fund's primary investment strategy is to invest in smaller, growth companies. These investments may be riskier than investments in larger, more established companies. Securities of smaller, growth companies tend to be less liquid and more volatile than stocks of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

------
   1
     one  group(R)

     -------------------

FUND SUMMARY

Small Cap Growth Fund

How has the Small Cap Growth Fund performed?

By showing the variability of the Small Cap Growth Fund performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE SMALL CAP GROWTH FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

BAR CHART (per calendar year)/1/ -- CLASS A SHARES
--------------------------------------------------------------------------------


                                    [GRAPH]

                                1992    16.42%
                                1993     7.85%
                                1994    -7.73%
                                1995    22.06%
                                1996    15.57%
                                1997    28.42%
                                1998    -4.22%
                                1999    26.76%
                                2000     8.01%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's
  total return was    %. The above-quoted performance data includes the
  performance of the Paragon Gulf South Growth Fund for the period before its consolidation with the One Group Small Cap Growth Fund on March 26, 1996.

--------------------------------------------------------------------------------
Best Quarter: 21.57% 3Q1997   Worst Quarter: -22.19% 3Q1998
--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table DO include applicable sales charges.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000/1/

--------------------------------------------------------------------------------

           INCEPTION   1 YEAR 5 YEAR PERFORMANCE
         DATE OF CLASS               SINCE 7/1/91
Class A      7/1/91     2.38% 13.03%    14.16%
-------------------------------------------------
Class B     9/12/94     2.66% 13.07%    13.92%
-------------------------------------------------
Class C     11/4/97     6.39% 13.36%    13.96%
-------------------------------------------------
S&P SmallCap 600
 Index/2/              11.80% 13.57%    15.56%
-------------------------------------------------
S&P SmallCap 600
 /BARRA Growth
 Index/3/               0.57% 10.55%         *
-------------------------------------------------


/1/The above-quoted performance data includes the performance of the Paragon
  Gulf South Growth Fund for the period before its consolidation with the One Group Small Cap Growth Fund on March 26, 1996. For periods prior to the commencement of operations of Class B shares on September 12, 1994, Class B performance is based on Class A shares from July 1, 1991 to September 11, 1994. For periods prior to the commencement of operations of Class C shares on November 4, 1997, Class C performance is based on Class B from July 1, 1991 to November 3, 1997. Class B and C performance has been adjusted to reflect the differences in expenses and sales charges between classes.
/2/The S&P SmallCap 600 Index is an unmanaged index generally representative of the performance of small companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.
/3/The S&P SmallCap 600/BARRA Growth Index is an unmanaged index generally representative of the performance of small- capitalization domestic stocks with higher price-to-book ratios. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C shares.
* Index did not exist.

------
 2

     -------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Small Cap Growth Fund

Fees and Expenses

SHAREHOLDER FEES
-------------------------------------------------------------------
(fees paid directly from your
investment)/1/                            CLASS A   CLASS B CLASS C
-------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
 Purchases                                 5.25%      none    none
-------------------------------------------------------------------
 (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)        none/2/  5.00%   1.00%
-------------------------------------------------------------------
 (as a percentage of original purchase
 price of
 redemption proceeds, as applicable)
Redemption Fee                              none      none    none
-------------------------------------------------------------------
Exchange Fee                                none      none    none
-------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
-----------------------------------------------------------------
(expenses that are deducted from fund
assets)                                   CLASS A CLASS B CLASS C
-----------------------------------------------------------------
Investment Advisory Fees                    .74%    .74%    .74%
-----------------------------------------------------------------
Distribution [and/or Service] (12b-1)
 Fees                                       .35%   1.00%   1.00%
-----------------------------------------------------------------
Other Expenses                              .30%    .30%    .30%
-----------------------------------------------------------------
Total Annual Fund Operating Expenses       1.39%   2.04%   2.04%
-----------------------------------------------------------------
Fee Waiver and/or Expense
 Reimbursement/3/                          (.10%)   none    none
-----------------------------------------------------------------
Net Expenses                               1.29%   2.04%   2.04%
-----------------------------------------------------------------


/1/If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/Except for purchases of $1 million or more. Please see "Sales Charges."



/3/The Distributor has contractually agreed to waive .10% of its fee to limit such fees to .25% for Class A shares for the period beginning November 1, 2001 and ending on October 31, 2002.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

           CLASS A  CLASS B/2/   CLASS B/2/     CLASS C      CLASS C
                     ASSUMING    ASSUMING NO   ASSUMING    ASSUMING NO
                   REDEMPTION AT REDEMPTION  REDEMPTION AT REDEMPTION
                    THE END OF                THE END OF
                    EACH PERIOD               EACH PERIOD
----------------------------------------------------------------------
1 Year/1/  $  650     $  708       $  208       $  308       $  208
----------------------------------------------------------------------
3 Years       936        943          643          643          643
----------------------------------------------------------------------
5 Years     1,242      1,303        1,103        1,103        1,103
----------------------------------------------------------------------
10 Years    2,108      2,213        2,213        2,379        2,379
----------------------------------------------------------------------

/1/Without contractual fee waivers, 1 Year expenses for Class A shares would be
   $660.
/2/Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B shares represents a combination of Class A and Class B operating expenses.

------
   3
     one group(R)

     -------------------
[GRAPHIC]

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Small Cap Value Fund


-----------------
What is the goal of the Small Cap Value Fund?

The Fund seeks long-term capital growth primarily by investing in equity securities of small-capitalization companies.

What are the Small Cap Value Fund's main investment strategies?

The Fund invests mainly in equity securities of small domestic companies with market capitalizations of $100 million to $3 billion at the time of investment. In reviewing investment opportunities, Banc One Investment Advisors uses a value-oriented approach. Companies are selected based upon such valuation characteristics as price-to-earnings, price-to-book and price-to-cash flow ratios which are at a discount to market averages. Banc One Investment Advisors also evaluates companies based on private market value, balance sheet strength, management depth and quality, market and industry position, normalized return on capital and recent transactions involving similar businesses. Stocks are sold based on price considerations or when they are no longer expected to appreciate in value. For more information about the Small Cap Value Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are the main risks of investing in the Small Cap Value Fund?

The main risks of investing in the Small Cap Value Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Small Cap Value Fund will change every day in response to market conditions. You may lose money if you invest in the Small Cap Value Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Initial public offerings ("IPOs") and other investment techniques may have a magnified performance impact on a fund with a small asset base. The Fund may not experience similar performance as its assets grow. Equity securities are also subject to "stock market risk" meaning that stock prices in general (or small-cap stocks in particular) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Smaller Companies. The Fund's primary investment strategy is to invest in smaller, newer companies. These investments may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid and more volatile than stocks of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

------
 4

     -------------------
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown DO NOT reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.



Small Cap Value Fund

How has the Small Cap Value Fund performed?

By showing the variability of the Small Cap Value Fund performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE SMALL CAP VALUE FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

BAR CHART (per calendar year)/1/ -- CLASS A SHARES
--------------------------------------------------------------------------------



                                    [GRAPH]

                                1991    58.01%
                                1992    16.56%
                                1993    11.88%
                                1994    -5.40%
                                1995    25.05%
                                1996    24.59%
                                1997    30.12%
                                1998    -4.26%
                                1999   -11.88%
                                2000    29.45%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's
   total return was   %. The above quoted performance data includes the
   performance of a common trust fund, the predecessor to the Pegasus Small Cap Opportunity Fund, and the Pegasus Small Cap Opportunity Fund for the period before the consolidation with One Group Small Cap Value Fund on March 22, 1999. The predecessor to the Pegasus Small Cap Opportunity Fund commenced operations on January 27, 1995, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the predecessor to the Pegasus Small Cap Opportunity Fund as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.


--------------------------------------------------------------------------------
Best Quarter: 23.44% 1Q1991   Worst Quarter: -24.09% 3Q1998
--------------------------------------------------------------------------------

------
   5
     one  group(R)

     -------------------
The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table DO include applicable sales charges.


FUND  SUMMARY

Small Cap Value Fund

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000/1/

--------------------------------------------------------------------------------

                                1 YEAR 5 YEARS 10 YEARS PERFORMANCE
                    INCEPTION                              SINCE
                  DATE OF CLASS                           6/30/72
Class A              1/27/95    22.64% 10.89%   15.13%     9.35%
-------------------------------------------------------------------
Class B              1/27/95    23.65% 11.14%   14.98%     8.84%
-------------------------------------------------------------------
Class C              3/22/99    27.69% 11.39%   14.97%     8.84%
-------------------------------------------------------------------
Russell 2000
 Value Index/2/                 22.83% 12.60%   17.64%         *
-------------------------------------------------------------------
S&P SmallCap 600
 Index/3/                       11.80% 13.57%   17.44%         *


/1/The above-quoted performance data includes the performance of a common trust fund, the predecessor to the Pegasus Small Cap Opportunity Fund, and the Pegasus Small Cap Opportunity Fund prior to the consolidation with the One Group Small Cap Value Fund on March 22, 1999. The predecessor to the Pegasus Small Cap Opportunity Fund commenced operations on January 27, 1995, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the predecessor to the Pegasus Small Cap Opportunity Fund as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower. For periods prior to the commencement of operations of Class A and Class B shares on January 27, 1995, performance is based on the common trust fund performance from June 30, 1972 to January 26, 1995. For periods prior to the commencement of operations of Class C shares on March 22, 1999, Class C performance is based on Class B performance from June 30, 1972 to March 21, 1999. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

/2/The Russell 2000 Value Index is an unmanaged index generally representative of the performance of small companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares. The benchmark index for the Small Cap Value Fund has changed from the S&P SmallCap 600 Index to the Russell 2000 Value Index in order to better represent the investment policies of the Fund for comparison purposes.


/3/The S&P SmallCap 600 Index is an unmanaged index generally representative of the performance of small companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.



*  Index did not exist.

------
 6

     -------------------


Small Cap Value Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
-------------------------------------------------------------------------
(fees paid directly from your
investment)/3/                                  CLASS A   CLASS B CLASS C
-------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
 Purchases                                       5.25%      none    none
-------------------------------------------------------------------------
 (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)              none/2/  5.00%   1.00%
-------------------------------------------------------------------------
 (as a percentage of original purchase price of
 redemption proceeds, as applicable)
Redemption Fee                                    none      none    none
-------------------------------------------------------------------------
Exchange Fee                                      none      none    none
-------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------------------------
(expenses that are deducted from Fund
assets)                                         CLASS A   CLASS B CLASS C
-------------------------------------------------------------------------
Investment Advisory Fees                          .74%      .74%    .74%
-------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees        .35%     1.00%   1.00%
-------------------------------------------------------------------------
Other Expenses                                    .24%      .24%    .24%
-------------------------------------------------------------------------
Total Annual Fund Operating Expenses             1.33%     1.98%   1.98%
-------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/       (.10%)     none    none
-------------------------------------------------------------------------
Net Expenses                                     1.23%     1.98%   1.98%
-------------------------------------------------------------------------


/1/If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/Except for purchases of $1 million or more. Please see "Sales Charges."



/3/The Distributor has contractually agreed to waive .10% of its fee to limit such fees to .2\% for Class A shares for the period beginning November 1, 2001 and ending on October 31, 2002.



                                                                        EXAMPLES

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

           CLASS A   CLASS B/2    CLASS B/2     CLASS C      CLASS C
                     ASSUMING    ASSUMING NO   ASSUMING    ASSUMING NO
                   REDEMPTION AT REDEMPTION  REDEMPTION AT REDEMPTION
                    THE END OF                THE END OF
                    EACH PERIOD               EACH PERIOD
----------------------------------------------------------------------
1 Year/1/   $ 643      $ 700        $ 200        $ 300        $ 200
----------------------------------------------------------------------
3 Years       930        937          637          637          637
----------------------------------------------------------------------
5 Years     1,238      1,300        1,100        1,100        1,100
----------------------------------------------------------------------
10 Years    2,112      2,216        2,216        2,383        2,383
----------------------------------------------------------------------

/1/Without contractual fee waivers, 1 Year expenses would be as follows:

  Class A                    $661
  Class B (with redemption)  $709
  Class B (no
   redemption)               $209
  Class C (with
   redemption)               $309
  Class C (no
   redemption)               $209

/2/Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B shares represents a combination of Class A and Class B operating expenses.

------
   7
     one group(R)

     -------------------
[GRAPHIC]

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Mid Cap Growth Fund

-----------------

What is the goal of the Mid Cap Growth Fund?

The Fund seeks growth of capital and secondarily, current income by investing primarily in equity securities.

What are the Mid Cap Growth Fund's main investment strategies?

The Fund invests in securities that have the potential to produce above-average earnings growth per share over a one-to-three year period. The Fund typically invests in mid-cap companies with market capitalizations of $500 million to $10 billion at the time of investment. Typically, the Fund acquires shares of established companies with a history of above-average growth, as well as those companies expected to enter periods of above-average growth. Not all the securities purchased by the Fund will pay dividends. The Fund also invests in smaller companies in emerging growth industries. For more information about the Mid Cap Growth Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are the main risks of investing in the Mid Cap Growth Fund?

The main risks of investing in the Mid Cap Growth Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Mid Cap Growth Fund will change every day in response to market conditions. You may lose money if you invest in the Mid Cap Growth Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general (or mid-cap growth stock prices in particular) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

------
 8

     -------------------



Mid Cap Growth Fund

How has the Mid Cap Growth Fund performed?

By showing the variability of the Mid Cap Growth Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE MID CAP GROWTH FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

BAR CHART (per calendar year)/1/,/2/ -- CLASS A SHARES
--------------------------------------------------------------------------------


                                    [GRAPH]

                                1991    42.45%
                                1992     9.50%
                                1993    12.31%
                                1994    -3.90%
                                1995    27.58%
                                1996    19.93%
                                1997    29.78%
                                1998    37.07%
                                1999    28.72%
                                2000     5.58%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's total return was .

/2/For periods prior to the commencement of operations of Class A shares on February 18, 1992, Class A performance is based on Class I performance from March 2, 1989 to February 17, 1992, adjusted to reflect differences in expenses.

--------------------------------------------------------------------------------

Best Quarter: 39.73% 4Q1998   Worst Quarter: -16.73% 4Q2000

--------------------------------------------------------------------------------
The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000/1/

--------------------------------------------------------------------------------

                   INCEPTION   1 YEAR  5 YEARS  10 YEARS PERFORMANCE
                 DATE OF CLASS                           SINCE 3/2/89
Class A             2/18/92       .02%  22.40%    19.42%     18.12%
---------------------------------------------------------------------
Class B             1/14/94       .36%  22.60%    19.15%     17.76%
---------------------------------------------------------------------
Class C             11/4/97      3.90%  23.00%    19.24%     17.86%
---------------------------------------------------------------------
S&P MidCap 400
 Index/2/                      17.51%  20.41%    19.86%     18.35%
---------------------------------------------------------------------
S&P MidCap
 400/BARRA
 Growth Index/3/                9.16%  23.91%         *          *

/1/For periods prior to the commencement of operations of Class A shares on February 18, 1992, Class A performance is based on Class I performance from March 2, 1989 to February 17, 1992. For periods prior to the commencement of operations of Class B shares on January 14, 1994, Class B performance is based on Class A from March 2, 1989 to January 13, 1994. For periods prior to the commencement of operations of Class C shares on November 4, 1997, Class C performance is based on Class B from March 2, 1989 to November 3, 1997. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

/2/The S&P MidCap 400 Index is an unmanaged index generally representative of the performance of the mid-size company segment of the U.S. Market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.




/3/The S&P MidCap 400/BARRA Growth Index is an unmanaged index generally representative of the performance of the highest price-to-book securities in the S&P MidCap 400 Index. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

*Index did not exist.

------
   9
     one  group(R)


     -------------------

FUND SUMMARY


Mid Cap Growth Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
--------------------------------------------------------------------
(fees paid directly from your
investment)/1/                              CLASS A  CLASS B CLASS C
--------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
 Purchases                                    5.25%    none    none
--------------------------------------------------------------------
 (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)        none/2/   5.00%   1.00%
--------------------------------------------------------------------
 (as a percentage of original purchase
 price of
 redemption proceeds, as applicable)
Redemption Fee                                 none    none    none
--------------------------------------------------------------------
Exchange Fee                                   none    none    none
--------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------
(expenses that are deducted from fund
assets)                                     CLASS A  CLASS B CLASS C
--------------------------------------------------------------------
Investment Advisory Fees                       .72%    .72%    .72%
--------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees     .35%   1.00%   1.00%
--------------------------------------------------------------------
Other Expenses                                 .28%    .28%    .28%
--------------------------------------------------------------------
Total Annual Fund Operating Expenses          1.35%   2.00%   2.00%
--------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/    (.11%)  (.01%)  (.01%)
--------------------------------------------------------------------
Net Expenses                                  1.24%   1.99%   1.99%
--------------------------------------------------------------------


/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/ Except for purchases of $1 million or more. Please see "Sales Charges."



/3/ Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 1.24% for Class A shares, 1.99% for Class B Shares and 1.99% for Class C Shares for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them for the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

           CLASS A  CLASS B/2/   CLASS B/2/     CLASS C      CLASS C
                     ASSUMING    ASSUMING NO   ASSUMING    ASSUMING NO
                   REDEMPTION AT REDEMPTION  REDEMPTION AT REDEMPTION
                    THE END OF                THE END OF
                    EACH PERIOD               EACH PERIOD
----------------------------------------------------------------------
1 Year/1/  $  645     $  702       $  202       $  302       $  202
----------------------------------------------------------------------
3 Years       918        924          624          624          624
----------------------------------------------------------------------
5 Years     1,211      1,273        1,073        1,073        1,073
----------------------------------------------------------------------
10 Years    2,045      2,149        2,149        2,317        2,317
----------------------------------------------------------------------

/1/Without contractual fee waivers, 1 Year expenses would be as follows:


  Class A           $
  Class B (with
   redemption)      $
  Class B (without
   redemption)      $
  Class C (with
   redemption)      $
  Class C (without
   redemption)      $

/2/Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B shares represents a combination of Class A and Class B operating expenses.

------
10
     one  group(R)

     -------------------
[GRAPHIC]

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Mid Cap Value Fund

-----------------

What is the goal of the Mid Cap Value Fund?

The Fund seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.
What are the Mid Cap Value Fund's main investment strategies?

The Fund invests mainly in equity securities of companies with below-market average price-to-earnings and price-to-book value ratios and with market capitalizations of $500 million to $10 billion at the time of investment. In choosing investments, the Fund considers the issuer's soundness and earnings prospects. In seeking to achieve the objective of capital appreciation, Banc One Investment Advisors looks at anticipated changes that may positively impact the value of the company such as new products, deployment of new technologies, cost cutting efforts and changes in management. As a secondary consideration, Banc One Investment Advisors looks for companies that have the potential to increase their dividends over time. If Banc One Investment Advisors thinks that a company's fundamentals are declining or that a company's ability to pay dividends has been impaired, it may eliminate the Fund's holding of the company's stock. For more information about the Mid Cap Value Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are the main risks of investing in the Mid Cap Value Fund?

The main risks of investing in the Mid Cap Value Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Mid Cap Value Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Mid Cap Value Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Market Risk. The Fund invests in equity securities (such as stocks) which are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general (or mid-cap value stock prices in particular) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Smaller Companies. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of small companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

------
  11
     one  group(R)

     -------------------

FUND SUMMARY


Mid Cap Value Fund

How has the Mid Cap Value Fund performed?

By showing the variability of the Mid Cap Value Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE MID CAP VALUE FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.


BAR CHART (per calendar year)/1/,/2/ -- CLASS A SHARES
--------------------------------------------------------------------------------



                                    [GRAPH]

                                1991    26.67%
                                1992    12.60%
                                1993    12.95%
                                1994    -0.71%
                                1995    25.69%
                                1996    16.11%
                                1997    34.88%
                                1998     5.40%
                                1999    -0.27%
                                2000    27.97%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's total return was %.

/2/For periods prior to the commencement of operations of Class A shares on February 18, 1992, Class A performance is based on Class I performance from March 2, 1989 to February 17, 1992, adjusted to reflect differences in expenses.

--------------------------------------------------------------------------------

Best Quarter: 15.85% 4Q1998   Worst Quarter: -13.59% 3Q1998

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000/1/

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.

--------------------------------------------------------------------------------

                                1 YEAR 5 YEARS 10 YEARS PERFORMANCE
                    INCEPTION                              SINCE
                  DATE OF CLASS                           3/2/89
Class A              2/18/92    21.27% 14.82%   14.91%    12.54%
-------------------------------------------------------------------
Class B              1/14/94    22.15% 14.96%   14.68%    12.24%
-------------------------------------------------------------------
Class C              3/22/99    26.18% 15.25%   14.70%    12.25%
-------------------------------------------------------------------
S&P MidCap 400
 Index/2/                       17.51% 20.41%   19.86%    18.35%
-------------------------------------------------------------------
S&P MidCap
 400/BARRA Value
 Index/3/                       27.84% 17.04%        *         *

/1/For periods prior to the commencement of operations of Class A shares on February 18, 1992, Class A performance is based on Class I performance from March 2, 1989 to February 17, 1992. For periods prior to the commencement of operations of Class B shares on January 14, 1994, Class B performance is based on Class A from March 2, 1989 to January 13, 1994. For periods prior to the commencement of operations of Class C on March 22, 1999, Class C performance is based on Class B from March 2, 1989 to March 21, 1999. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

/2/The S&P MidCap 400 Index is an unmanaged index generally representative of the performance of the mid-size company segment of the U.S. market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.




/3/The S&P MidCap 400/BARRA Value Index is an unmanaged index generally representative of the performance of the lowest price-to-book securities in the S&P Mid Cap 400 Index. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

* Index did not exist.

------
12

     -------------------


Mid Cap Value Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
---------------------------------------------------------------------
(fees paid directly from your
investment)/1/                              CLASS A   CLASS B CLASS C
---------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
 Purchases                                   5.25%      none    none
---------------------------------------------------------------------
 (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)          none/2/  5.00%   1.00%
---------------------------------------------------------------------
 (as a percentage of original purchase
 price of
 redemption proceeds, as applicable)
Redemption Fee                                none      none    none
---------------------------------------------------------------------
Exchange Fee                                  none      none    none
---------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
---------------------------------------------------------------------
(expenses that are deducted from Fund
assets)                                     CLASS A   CLASS B CLASS C
---------------------------------------------------------------------
Investment Advisory Fees                      .74%      .74%    .74%
---------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees    .35%     1.00%   1.00%
---------------------------------------------------------------------
Other Expenses                                .22%      .22%    .22%
---------------------------------------------------------------------
Total Annual Fund Operating Expenses         1.31%     1.96%   1.96%
---------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/   (.10%)     none    none
---------------------------------------------------------------------
Net Expenses                                 1.21%     1.96%   1.96%
---------------------------------------------------------------------


/1/If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/Except for purchases of $1 million or more. Please see "Sales Charges."



/3/The Distributor has contractually agreed to waive .10% of its fee to limit such fees to .25% for Class A shares for the period beginning November 1, 2001 and ending on October 31, 2002.

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.


           CLASS A  CLASS B/2/   CLASS B/2/     CLASS C      CLASS C
                     ASSUMING    ASSUMING NO   ASSUMING    ASSUMING NO
                   REDEMPTION AT REDEMPTION  REDEMPTION AT REDEMPTION
                    THE END OF                THE END OF
                    EACH PERIOD               EACH PERIOD
----------------------------------------------------------------------
1 Year/1/  $  642     $  699       $  199       $  299       $  199
----------------------------------------------------------------------
3 Years       915        922          622          622          622
----------------------------------------------------------------------
5 Years     1,209      1,270        1,070        1,070        1,070
----------------------------------------------------------------------
10 Years    2,042      2,147        2,147        2,314        2,314
----------------------------------------------------------------------

/1/Without contractual fee waivers, 1 Year expenses for would be as follows:

  Class A           $654
  Class B (with
   redemption)      $702
  Class B (no
   redemption)      $202
  Class C (with
   redemption)      $302
  Class C (no
   redemption)      $202

/2/Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B shares represents a combination of Class A and Class B operating expenses.

------
  13
     one group(R)

     -------------------
[GRAPHIC]

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Diversified Mid Cap Fund

-----------------

What is the goal of the Diversified Mid Cap Fund?

The Fund seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.

What are the Diversified Mid Cap Fund's main investment strategies?

The Fund invests mainly in equity securities of mid-cap companies. Mid-cap companies are defined as companies with market capitalizations of $500 million to $10 billion at the time of investment. The Fund looks for companies of this size with strong potential, stable market share and an ability to quickly respond to new business opportunities. In choosing securities, the Fund invests in mid-cap and other companies across different capitalization levels targeting both value- and growth-oriented companies. Because the Fund seeks return over the long term, Banc One Investment Advisors will not attempt to time the market. For more information about the Diversified Mid Cap Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are the main risks of investing in the Diversified Mid Cap Fund?

The main risks of investing in the Diversified Mid Cap Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Diversified Mid Cap Fund will change every day in response to market conditions. You may lose money if you invest in the Diversified Mid Cap Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or mid-cap stock prices in particular) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more-established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

------
14

     -------------------


Diversified Mid Cap Fund

How has the Diversified Mid Cap Fund performed?

By showing the variability of the Diversified Mid Cap Fund performance from year to year, the chart and the table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE DIVERSIFIED MID CAP FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

BAR CHART (per calendar year)/1/ -- CLASS A SHARES
--------------------------------------------------------------------------------



                                    [GRAPH]

                                1991    34.81%
                                1992    24.43%
                                1993    24.04%
                                1994    -3.26%
                                1995    19.74%
                                1996    24.93%
                                1997    27.58%
                                1998     4.28%
                                1999    10.39%
                                2000    20.09%


/1/ For the period from January 1, 2001, through September 30, 2001, the Fund's
    total return was      %. The above-quoted performance data includes the
    performance of a common trust fund, the predecessor to the Pegasus Mid Cap Opportunity Fund, and the Pegasus Mid Cap Opportunity Fund for the period prior to the consolidation with the One Group Diversified Mid Cap Fund on March 22, 1999. The predecessor to the Pegasus Mid Cap Opportunity Fund commenced operations on June 1, 1991, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the predecessor to the Pegasus Mid Cap Opportunity Fund as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower. For periods prior to the commencement of operations of Class A shares on May 1, 1992, Class A performance is based on common trust fund performance from December 31, 1983 to May 31, 1991 and Class I performance from June 1, 1991 to April 30, 1992, adjusted to reflect differences in expenses.


--------------------------------------------------------------------------------
Best Quarter: 22.63% 4Q1998   Worst Quarter: -20.72% 3Q1998
--------------------------------------------------------------------------------

------
  15
     one group(R)

     -------------------

FUND SUMMARY


Diversified Mid Cap Fund

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000/1/

--------------------------------------------------------------------------------

                   INCEPTION   1 YEAR 5 YEARS 10 YEARS PERFORMANCE
                 DATE OF CLASS                            SINCE
                                                        12/31/83
Class A              5/1/92    13.78% 15.86%   17.53%    14.06%
------------------------------------------------------------------
Class B             9/23/96    16.21% 16.27%   17.28%    13.61%
------------------------------------------------------------------
Class C             3/22/99    18.57% 16.37%   17.27%    13.59%
------------------------------------------------------------------
S&P MidCap 400
 Index/2/                      17.51% 20.41%   19.86%    17.20%
------------------------------------------------------------------


/1/The above-quoted performance data includes the performance of a common trust fund, the predecessor to the Pegasus Mid Cap Opportunity Fund, and the Pegasus Mid Cap Opportunity Fund for the period prior to the consolidation with the One Group Diversified Mid Cap Fund on March 22, 1999. The predecessor to the Pegasus Mid Cap Opportunity Fund commenced operations on June 1, 1991, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the predecessor to the Pegasus Mid Cap Opportunity Fund as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower. For periods prior to the commencement of operations of Class A shares on May 1, 1992, Class A performance is based on common trust fund performance from December 31, 1983 to May 31, 1991 and Class I performance from June 1, 1991 to April 30, 1992. For periods prior to the commencement of operations of Class B shares on September 23, 1996, Class B performance is based on Class A from December 31, 1983 to September 22, 1996. For periods prior to the commencement of operations of Class C shares on March 22, 1999, Class C performance is based on Class B from December 31, 1983 to March 21, 1999. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

/2/The S&P MidCap 400 Index is an unmanaged index generally representative of the mid-size company segment of the U.S. market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.



------
16

     -------------------


Diversified Mid Cap Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
---------------------------------------------------------------------
(fees paid directly from your
investment)/1/                              CLASS A   CLASS B CLASS C
---------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
 Purchases                                   5.25%      none    none
---------------------------------------------------------------------
 (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)          none/2/  5.00%   1.00%
---------------------------------------------------------------------
 (as a percentage of original purchase
 price of
 redemption proceeds, as applicable)
Redemption Fee                                none      none    none
---------------------------------------------------------------------
Exchange Fee                                  none      none    none
---------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
---------------------------------------------------------------------
(expenses that are deducted from Fund
assets)                                     CLASS A   CLASS B CLASS C
---------------------------------------------------------------------
Investment Advisory Fees                      .74%      .74%    .74%
---------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees    .35%     1.00%   1.00%
---------------------------------------------------------------------
Other Expenses                                .21%      .21%    .21%
---------------------------------------------------------------------
Total Annual Fund Operating Expenses         1.30%     1.95%   1.95%
---------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/   (.10%)     none    none
---------------------------------------------------------------------
Net Expenses                                 1.20%     1.95%   1.95%
---------------------------------------------------------------------


/1/If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/Except for purchases of $1 million or more. Please see "Sales Charges."





/3/The Distributor has contractually agreed to waive .10% of its fee to limit such fees to .25% for Class A shares for the period beginning November 1, 2001 and ending on October 31, 2002.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

           CLASS A  CLASS B/2/   CLASS B/2/     CLASS C      CLASS C
                     ASSUMING    ASSUMING NO   ASSUMING    ASSUMING NO
                   REDEMPTION AT REDEMPTION  REDEMPTION AT REDEMPTION
                    THE END OF                THE END OF
                    EACH PERIOD               EACH PERIOD
----------------------------------------------------------------------
1 Year/1/  $  645     $  702       $  202       $  302       $  202
----------------------------------------------------------------------
3 Years       920        926          626          626          626
----------------------------------------------------------------------
5 Years     1,216      1,277        1,077        1,077        1,077
----------------------------------------------------------------------
10 Years    2,055      2,159        2,159        2,326        2,326
----------------------------------------------------------------------

/1/Without contractual fee waivers, 1 Year expenses would be as follows:

  Class A           $655
  Class B (with
   redemption)      $703
  Class B (no
   redemption)      $203
  Class C (with
   redemption)      $303
  Class C (no
   redemption)      $203

/2/Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B shares represents a combination of Class A and Class B operating expenses.

------
  17
     one group(R)

     -------------------
[GRAPHIC]

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Large Cap Growth Fund

-----------------

What is the goal of the Large Cap Growth Fund?

The Fund seeks long-term capital appreciation and growth of income by investing primarily in equity securities.

What are the Large Cap Growth Fund's main investment strategies?

The Fund invests mainly in equity securities of large, well-established companies. Large companies are defined as companies with market capitalizations in excess of $4 billion at the time of investment. For more information about the Large Cap Growth Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are the main risks of investing in the Large Cap Growth Fund?

The main risks of investing in the Large Cap Growth Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Large Cap Growth Fund will change every day in response to market conditions. You may lose money if you invest in the Large Cap Growth Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general (or large-cap growth stock prices in particular) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


------
18

     -------------------


Large Cap Growth Fund

How has the Large Cap Growth Fund performed?

By showing the variability of the Large Cap Growth Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE LARGE CAP GROWTH FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

BAR CHART (per calendar year)/1/,/2/  -- CLASS A SHARES
--------------------------------------------------------------------------------


                                    [GRAPH]

                                1993    13.51%
                                1994     6.18%
                                1995    26.43%
                                1996    16.87%
                                1997    32.31%
                                1998    44.33%
                                1999    27.49%
                                2000   -24.20%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's
   total return was     %

/2/For periods prior to the commencement of operations of Class A shares on February 22, 1994, Class A performance is based on Class I performance from February 28, 1992 to February 21, 1994, adjusted to reflect differences in expenses.

--------------------------------------------------------------------------------

Best Quarter: 24.37% 4Q1998   Worst Quarter: -19.80% 4Q2000

--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000/1/

--------------------------------------------------------------------------------

                           INCEPTION   1 YEAR  5 YEARS PERFORMANCE
                         DATE OF CLASS                    SINCE
                                                         2/28/92
Class A                     2/22/94    -28.17% 15.37%    14.48%
------------------------------------------------------------------
Class B                     1/14/94    -28.36% 15.59%    14.35%
------------------------------------------------------------------
Class C                     11/4/97    -25.46% 15.81%    14.34%
------------------------------------------------------------------
Russell 1000 Growth
 Index/2/                              -22.42% 18.15%    15.55%


/1/For periods prior to the commencement of operations of Class A shares on February 22, 1994, Class A performance is based on Class I performance from February 28, 1992 to February 21, 1994. For periods prior to the commencement of Class B shares on January 14, 1994, Class B performance is based on Class A from February 28, 1992 to January 13, 1994. For periods prior to the commencement of operations of CLass C shares on November 4, 1997, Class C performance is based on Class B from February 28, 1992 to November 3, 1997. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

/2/The Russell 1000 Growth Index is an unmanaged index representing the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.



------
  19
     one group(R)

     -------------------

FUND SUMMARY


Large Cap Growth Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
---------------------------------------------------------------------
(fees paid directly from your
investment)/1/                              CLASS A   CLASS B CLASS C
---------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
 Purchases                                   5.25%      none    none
---------------------------------------------------------------------
 (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)          none/2/  5.00%   1.00%
---------------------------------------------------------------------
 (as a percentage of original purchase price of
 redemption proceeds, as applicable)
Redemption Fee                                none      none    none
---------------------------------------------------------------------
Exchange Fee                                  none      none    none
---------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
---------------------------------------------------------------------
(expenses that are deducted from Fund
assets)                                     CLASS A   CLASS B CLASS C
---------------------------------------------------------------------
Investment Advisory Fees                      .69%      .69%    .69%
---------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees    .35%     1.00%   1.00%
---------------------------------------------------------------------
Other Expenses                                .30%      .30%    .30%
---------------------------------------------------------------------
Total Annual Fund Operating Expenses         1.34%     1.99%   1.99%
---------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/   (.10%)     none    none
---------------------------------------------------------------------
Net Expenses                                 1.24%     1.99%   1.99%
---------------------------------------------------------------------


/1/If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/Except for purchases of $1 million or more. Please see "Sales Charges."



/3/Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 1.24% for Class A shares, for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

           CLASS A  CLASS B/2/   CLASS B/2/     CLASS C      CLASS C
                     ASSUMING    ASSUMING NO   ASSUMING    ASSUMING NO
                   REDEMPTION AT REDEMPTION  REDEMPTION AT REDEMPTION
                    THE END OF                THE END OF
                    EACH PERIOD               EACH PERIOD
----------------------------------------------------------------------
1 Year/1/  $  639     $  696       $  196       $  296       $  196
----------------------------------------------------------------------
3 Years       900        906          606          606          606
----------------------------------------------------------------------
5 Years     1,181      1,242        1,042        1,042        1,042
----------------------------------------------------------------------
10 Years    1,981      2,085        2,085        2,254        2,254
----------------------------------------------------------------------

/1/Without contractual fee waivers, 1 Year expenses would be as follows:


  Class A         $
  Class B (with
   redemption)    $
  Class B
   (without
   redemption)    $
  Class C (with
   redemption)    $
  Class C
   (without
   redemption)    $

/2/Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B shares represents a combination of Class A and Class B operating expenses.

------
20
     one  group(R)

     -------------------
[GRAPHIC]

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Large Cap Value Fund





-----------------
What is the goal of the Large Cap Value Fund?

The Fund seeks capital appreciation with the incidental goal of achieving current income by investing primarily in equity securities.

What are the Large Cap Value Fund's main investment strategies?

The Fund invests mainly in equity securities of large companies that are believed to be selling below their long-term investment values. Large companies are defined as companies with market capitalizations in excess of $4 billion at the time of investment. The Fund also may invest in the stock of companies which have "breakup values" well in excess of current market values or which have uniquely undervalued corporate assets. For more information about the Large Cap Value Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are the main risks of investing in the Large Cap Value Fund?

The main risks of investing in the Large Cap Value Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Large Cap Value Fund will change every day in response to market conditions. You may lose money if you invest in the Large Cap Value Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general (or large-cap value stock prices in particular) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


------
  21
     one group(R)

     -------------------




FUND SUMMARY

Large Cap Value Fund

How has the Large Cap Value Fund performed?

By showing the variability of the Large Cap Value Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE LARGE CAP VALUE FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

BAR CHART (per calendar year)/1/,/2/ -- CLASS A SHARES
--------------------------------------------------------------------------------



                                    [GRAPH]

                                1992     8.99%
                                1993     4.39%
                                1994     1.06%
                                1995    24.29%
                                1996    19.60%
                                1997    26.08%
                                1998    14.03%
                                1999    11.59%
                                2000     5.62%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's
   total return was   %.

/2/For periods prior to the commencement of operations of Class A shares on February 18, 1992, Class A performance is based on Class I performance from March 1, 1991 to February 17, 1992, adjusted to reflect differences in expenses.

--------------------------------------------------------------------------------
Best Quarter: 15.45% 4Q1998   Worst Quarter: -10.62% 3Q1998
--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000/1/

--------------------------------------------------------------------------------

                            INCEPTION   1 YEAR 5 YEARS PERFORMANCE
                                                          SINCE
                          DATE OF CLASS                  3/1/91
Class A                      2/18/92     .05%  13.95%    12.20%
------------------------------------------------------------------
Class B                      1/14/94    -.01%  14.06%    12.12%
------------------------------------------------------------------
Class C                      3/22/99    4.03%  14.33%    12.13%
------------------------------------------------------------------
S&P 500/BARRA Value
 Index/2/                               6.08%  16.81%    15.89%
------------------------------------------------------------------


/1/For periods prior to the commencement of operations of Class A shares on February 18, 1992, Class A performance is based on Class I performance from March 1, 1991 to February 17, 1992. For periods prior to the commencement of operations of Class B shares on January 14, 1994, Class B performance is based on Class A from March 1, 1991 to January 13, 1994. For periods prior to the commencement of operations of Class C shares on March 22, 1999, Class C performance is based on Class B from March 1, 1991 to March 21, 1999. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.
/2/The S&P 500/BARRA Value Index is an unmanaged index representing the performance of the lowest price-to-book securities in the S&P 500 Index. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C shares.

------
22

     -------------------


Large Cap Value Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
---------------------------------------------------------------------
(fees paid directly from your
investment)/1/                              CLASS A   CLASS B CLASS C
---------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
 Purchases                                   5.25%      none    none
---------------------------------------------------------------------
 (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)          none/2/  5.00%   1.00%
---------------------------------------------------------------------
 (as a percentage of original purchase
 price of
 redemption proceeds, as applicable)
Redemption Fee                                none      none    none
---------------------------------------------------------------------
Exchange Fee                                  none      none    none
---------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
---------------------------------------------------------------------
(expenses that are deducted from Fund
assets)                                     CLASS A   CLASS B CLASS C
---------------------------------------------------------------------
Investment Advisory Fees                      .74%      .74%    .74%
---------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees    .35%     1.00%   1.00%
---------------------------------------------------------------------
Other Expenses                                .22%      .22%    .22%
---------------------------------------------------------------------
Total Annual Fund Operating Expenses         1.31%     1.96%   1.96%
---------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/   (.10%)     none    none
---------------------------------------------------------------------
Net Expenses                                 1.21%     1.96%   1.96%
---------------------------------------------------------------------


/1/If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/Except for purchases of $1 million or more. Please see "Sales Charges."



/3/The Distributor has contractually agreed to waive .10% of its fee to limit such fees to .25% for Class A shares for the period beginning November 1, 2001 and ending on October 31, 2002.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

           CLASS A  CLASS B/2/   CLASS B/2/     CLASS C      CLASS C
                     ASSUMING    ASSUMING NO   ASSUMING    ASSUMING NO
                   REDEMPTION AT REDEMPTION  REDEMPTION AT REDEMPTION
                    THE END OF                THE END OF
                    EACH PERIOD               EACH PERIOD
----------------------------------------------------------------------
1 Year/1/  $  643     $  700       $  200       $  300       $  200
----------------------------------------------------------------------
3 Years       912        918          618          618          618
----------------------------------------------------------------------
5 Years     1,201      1,262        1,062        1,062        1,062
----------------------------------------------------------------------
10 Years    2,023      2,128        2,128        2,296        2,296
----------------------------------------------------------------------

/1/Without contractual fee waivers, 1 Year expenses for Class A shares would be
  $652.
/2/Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B shares represents a combination of Class A and Class B operating expenses.

------
  23
     one group(R)

     -------------------
[GRAPHIC]

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Equity Income Fund




-----------------
What is the goal of the Equity Income Fund?

The Fund seeks current income through regular payment of dividends with the secondary goal of achieving capital appreciation by investing primarily in equity securities.

What are the Equity Income Fund's main investment strategies?

The Fund attempts to keep its dividend yield above the Standard & Poor's 500 Composite Price Index ("S&P 500 Index")/1/ by investing in common stock of corporations which regularly pay dividends, as well as stocks with favorable long-term fundamental characteristics. As part of its main investment strategy, the Fund may invest in convertible bonds and REITs. Because yield is the main consideration in selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community. For more information about the Equity Income Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What is a REIT?

A REIT or a real estate investment trust is a pooled investment vehicle which invests in income-producing real estate or real estate loans. REITs are classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs mainly invest directly in real estate and obtain income from collecting rent. Mortgage REITs invest in mortgages and obtain income from collecting interest payments on the mortgages. REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Internal Revenue Code.

What are the main risks of investing in the Equity Income Fund?

The main risks of investing in the Equity Income Fund and the circumstances likely to adversely affect your investment are described below. The share price and yield of the Equity Income Fund will change every day in response to market conditions. You may lose money if you invest in the Equity Income Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

/1/"S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

------
24

     -------------------

Equity Income Fund

Yield. Because of the Fund's emphasis on yield, the Fund may purchase stocks of companies that are out of favor with the financial community. These stocks may have less of a chance for capital appreciation than securities of companies that are considered to be more attractive investments. In addition, there can be no assurance that a company will continue to pay dividends.

Real Estate Securities. The Fund's investments in real estate securities are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investments and your investment may decline in response to declines in property values or other adverse changes to the real estate market.

REIT Risk. In addition to the risks facing real estate securities, the Fund's investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

------
  25
     one group(R)

     -------------------

FUND SUMMARY


Equity Income Fund

How has the Equity Income Fund performed?

By showing the variability of the Equity Income Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE EQUITY INCOME FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

BAR CHART (per calendar year)/1/,/2/ -- CLASS A SHARES



                                    [GRAPH]

                                1991    23.25%
                                1992     6.59%
                                1993    11.02%
                                1994     0.81%
                                1995    34.49%
                                1996    16.45%
                                1997    32.17%
                                1998    16.76%
                                1999     0.09%
                                2000     6.89%


/1/  For the period from January 1, 2001, through September 30, 2001, the
     Fund's total return was   %.

/2/ For periods prior to the commencement of operations of Class A shares on February 18, 1992, Class A performance is based on Class I performance from July 2, 1987 to February 17, 1992, adjusted to reflect differences in expenses.

--------------------------------------------------------------------------------

Best Quarter: 16.60% 2Q1997   Worst Quarter: -9.10% 3Q1998

--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000/1/

--------------------------------------------------------------------------------

                    INCEPTION   1 YEAR 5 YEARS 10 YEARS PERFORMANCE
                                                           SINCE
                  DATE OF CLASS                           7/2/87
Class A              2/18/92     1.28% 12.75%   13.67%    11.40%
-------------------------------------------------------------------
Class B              1/14/94     1.43% 12.90%   13.50%    11.10%
-------------------------------------------------------------------
Class C              11/4/97     5.21% 13.20%   13.52%    11.12%
-------------------------------------------------------------------
S&P 500 Index/2/                -9.10% 18.33%   17.46%    14.39%
-------------------------------------------------------------------


/1/ For periods prior to the commencement of operations of Class A shares on February 18, 1992, Class A performance is based on Class I performance from July 2, 1987 to February 17, 1992. For periods prior to the commencement of operations of Class B shares on January 14, 1994, Class B performance is based on Class A from July 2, 1987 to January 13, 1994. For periods prior to the commencement of operations of Class C shares on November 4, 1997, Class C performance is based on Class B from July 2, 1987 to November 3, 1997. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.
/2/ The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Funds reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

------
26

     -------------------


Equity Income Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
---------------------------------------------------------------------
(fees paid directly from your
investment)/1/                              CLASS A   CLASS B CLASS C
---------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
 Purchases                                   5.25%      none    none
---------------------------------------------------------------------
 (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)          none/2/  5.00%   1.00%
---------------------------------------------------------------------
 (as a percentage of original purchase
 price of
 redemption proceeds, as applicable)
Redemption Fee                                none      none    none
---------------------------------------------------------------------
Exchange Fee                                  none      none    none
---------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
---------------------------------------------------------------------
(expenses that are deducted from Fund
assets)                                     CLASS A   CLASS B CLASS C
---------------------------------------------------------------------
Investment Advisory Fees                      .74%      .74%    .74%
---------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees    .35%     1.00%   1.00%
---------------------------------------------------------------------
Other Expenses                                .25%      .25%    .25%
---------------------------------------------------------------------
Total Annual Fund Operating Expenses         1.34%     1.99%   1.99%
---------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/   (.10%)     none    none
---------------------------------------------------------------------
Net Expenses                                 1.24%     1.99%   1.99%
---------------------------------------------------------------------


/1/If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/Except for purchases of $1 million or more. Please see "Sales Charges."



/3/Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 1.24% for Class A shares, for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

           CLASS A  CLASS B/2/   CLASS B/2/     CLASS C      CLASS C
                     ASSUMING    ASSUMING NO   ASSUMING    ASSUMING NO
                   REDEMPTION AT REDEMPTION  REDEMPTION AT REDEMPTION
                    THE END OF                THE END OF
                    EACH PERIOD               EACH PERIOD
----------------------------------------------------------------------
1 Year/1/  $  644     $  701       $  201       $  301       $  201
----------------------------------------------------------------------
3 Years       915        921          621          621          621
----------------------------------------------------------------------
5 Years     1,206      1,268        1,068        1,068        1,068
----------------------------------------------------------------------
10 Years    2,034      2,139        2,139        2,306        2,306
----------------------------------------------------------------------

/1/Without contractual fee waivers, 1 Year expenses would be as follows:


  Class A           $
  Class B (with
   redemption)      $
  Class B (without
   redemption)      $
  Class C (with
   redemption)      $
  Class C (without
   redemption)      $

/2/Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B shares represents a combination of Class A and Class B operating expenses.

------
  27
     one group(R)

     -------------------
[GRAPHIC]

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Diversified Equity Fund






-----------------
What is the goal of the Diversified Equity Fund?

The Fund seeks long-term capital growth and growth of income with a secondary objective of providing a moderate level of current income.

What are the Diversified Equity Fund's main investment strategies?

The Fund invests mainly in common stocks of companies that have good fundamentals and reasonable valuations with the potential for continued earnings growth over time. The Fund uses a multi-style approach, meaning that it may invest across different capitalization levels targeting both value- and growth-oriented companies. Because the Fund seeks return over the long term, Banc One Investment Advisors will not attempt to time the market. For more information about the Diversified Equity Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What are the main risks of investing in the Diversified Equity Fund?

The main risks of investing in the Diversified Equity Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Diversified Equity Fund will change every day in response to market conditions. You may lose money if you invest in the Diversified Equity Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more-established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

------
28

     -------------------






Diversified Equity Fund

How has the Diversified Equity Fund performed?

By showing the variability of the Diversified Equity Fund performance from year to year, the charts and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE DIVERSIFIED EQUITY FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

TOTAL RETURN (per calendar year)/1/,/2/ -- CLASS A SHARES
--------------------------------------------------------------------------------



                                    [GRAPH]

                                1991    38.13%
                                1992    13.64%
                                1993     7.33%
                                1994    -3.64%
                                1995    27.54%
                                1996    21.42%
                                1997    34.53%
                                1998    27.96%
                                1999    13.51%
                                2000    -4.40%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's
  total return was   %.

/2/The above quoted performance data includes the performance of the Paragon
  Value Equity Income Fund for the period before its consolidation with the One Group Diversified Equity Fund on March 26, 1996.

--------------------------------------------------------------------------------

Best Quarter: 21.43% 4Q1998   WORST QUARTER: -10.05% 3Q1998

--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000/1/

--------------------------------------------------------------------------------

                    INCEPTION   1 YEAR 5 YEARS 10 YEARS  PERFORMANCE
                  DATE OF CLASS                         SINCE 12/29/89
Class A             12/29/89    -9.44%  16.53%  16.10%      14.76%
----------------------------------------------------------------------
Class B               9/9/94    -9.72%  16.72%  15.90%      14.49%
----------------------------------------------------------------------
Class C              11/4/97    -5.95%  17.00%  15.93%      14.51%
----------------------------------------------------------------------
S&P 500 Index/2/                -9.10%  18.33%  17.46%      15.42%
----------------------------------------------------------------------
S&P
 SuperComposite
 1500 Index/3/                  -6.98%  18.13%    *           *


/1/The above quoted performance data includes the performance of the Paragon
  Value Equity Income Fund for the period before its consolidation with the One Group Diversified Equity Fund on March 26, 1996. For periods prior to the commencement of operations of Class B shares on September 9, 1994, Class B performance is based on Class A from December 29, 1989 to September 8, 1994. For periods prior to the commencement of operations of Class C shares on November 4, 1997, Class C performance is based on Class B from December 29, 1989 to November 3, 1997. Class B and C performance has been adjusted to reflect the differences in expenses and sales charges between classes.
/2/The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.
/3/ The S&P SuperComposite 1500 Index is an unmanaged index consisting of those stocks making up the S&P 500, S&P MidCap 400 and S&P SmallCap 600 indices representing approximately 87% of the total U.S. equity market capitalization. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.
*   Index did not exist

------
  29
     one  group(R)

     -------------------

FUND SUMMARY


Diversified Equity Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
---------------------------------------------------------------------
(fees paid directly from your
investment)/1/                              CLASS A   CLASS B CLASS C
---------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
 Purchases                                   5.25%      none    none
---------------------------------------------------------------------
 (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)          none/2/  5.00%   1.00%
---------------------------------------------------------------------
 (as a percentage of original purchase
 price of
 redemption proceeds, as applicable)
Redemption Fee                                none      none    none
---------------------------------------------------------------------
Exchange Fee                                  none      none    none
---------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
---------------------------------------------------------------------
(expenses that are deducted from Fund
assets)                                     CLASS A   CLASS B CLASS C
---------------------------------------------------------------------
Investment Advisory Fees                      .73%      .73%    .73%
---------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees    .35%     1.00%   1.00%
---------------------------------------------------------------------
Other Expenses                                .22%      .22%    .22%
---------------------------------------------------------------------
Total Annual Fund Operating Expenses         1.30%     1.95%   1.95%
---------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/   (.10%)     none    none
---------------------------------------------------------------------
Net Expenses                                 1.20%     1.95%   1.95%
---------------------------------------------------------------------


/1/If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/Except for purchases of $1 million or more. Please see "Sales Charges."



/3/The Distributor has contractually agreed to waive .10% of its fee to limit such fees to .25% for Class A shares for the period beginning November 1, 2001 and ending on October 31, 2002.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

           CLASS A  CLASS B/2/   CLASS B/2/     CLASS C      CLASS C
                     ASSUMING    ASSUMING NO   ASSUMING    ASSUMING NO
                   REDEMPTION AT REDEMPTION  REDEMPTION AT REDEMPTION
                    THE END OF                THE END OF
                    EACH PERIOD               EACH PERIOD
----------------------------------------------------------------------
1 Year/1/  $  641     $  698       $  198       $  298       $  198
----------------------------------------------------------------------
3 Years       906        912          612          612          612
----------------------------------------------------------------------
5 Years     1,191      1,252        1,052        1,052        1,052
----------------------------------------------------------------------
10 Years    2,002      2,107        2,107        2,275        2,275
----------------------------------------------------------------------

/1/Without contractual fee waivers, 1 Year expenses for Class A would be $650. /2/Class B shares automatically convert to Class A shares after eight (8)
  years. Therefore, the number in the "10 years" example for Class B shares represents a combination of Class A and Class B operating expenses.

------
30
     one  group(R)

     -------------------
[GRAPHIC]

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Balanced Fund







-----------------
What is the goal of the Balanced Fund?

The Fund seeks to provide total return while preserving capital.

What are the Balanced Fund's main investment strategies?

The Fund invests in a combination of stocks (including both growth and value securities), fixed income securities and money market instruments. Banc One Investment Advisors will regularly review the Fund's asset allocations and vary them over time to favor investments that it believes will provide the most favorable total return. In making asset allocation decisions, Banc One Investment Advisors will evaluate projections of risk, market and economic conditions, volatility, yields and expected returns. Because the Fund seeks total return over the long term, Banc One Investment Advisors will not attempt to time the market. Rather, asset allocation shifts will be made gradually over time. For more information about the Balanced Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What are the main risks of investing in the Balanced Fund?

The main risks of investing in the Balanced Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Balanced Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Balanced Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Market Risk. The Fund invests in equity securities (such as stocks) which are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Interest Rate Risk. In connection with the Fund's fixed income strategy, the Fund invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

------
  31
     one group(R)

     -------------------

FUND SUMMARY


Balanced Fund

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Derivative Risk. The Fund invests in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Derivatives generally are more volatile and riskier in terms of both liquidity and value than traditional investments.

Prepayment and Call Risk. As part of its fixed income investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

------
32

     -------------------


Balanced Fund

How has the Balanced Fund performed?

By showing the variability of the Balanced Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE BALANCED FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

BAR CHART (per calendar year)/1/ -- CLASS A SHARES
--------------------------------------------------------------------------------



                                    [GRAPH]

                                1994    -3.23%
                                1995    24.72%
                                1996    12.39%
                                1997    22.26%
                                1998    19.46%
                                1999     7.38%
                                2000     1.28%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's total return was %.


--------------------------------------------------------------------------------
Best Quarter: 12.36% 4Q1998   Worst Quarter: -4.22% 3Q1998
--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000/1/,/2/

--------------------------------------------------------------------------------

                             INCEPTION 1 YEAR 5 YEARS  PERFORMANCE
                         DATE OF CLASS                SINCE 4/2/93
Class A                      4/2/93    -4.00% 11.09%     10.35%
------------------------------------------------------------------
Class B                     1/14/94    -4.42% 11.19%     10.31%
------------------------------------------------------------------
Class C                     5/30/00     -.48% 11.46%     10.30%
------------------------------------------------------------------
S&P 500 Index/3/                       -9.10% 18.33%     17.15%
------------------------------------------------------------------
Lehman Brothers
 Intermediate
 Government/Credit Bond
 Index/4/                              10.12%  6.11%     6.19%
------------------------------------------------------------------
Lipper Balanced Funds
 Index/5/                               2.39% 11.80%     11.25%

/1/The table above compares the average annual return of the Fund, which holds a mix of stocks, bonds and other debt securities to an unmanaged, broad-based index (i.e., the S&P 500 Index) as well as supplemental indices for the period indicated.

/2/For periods prior to the commencement of operations of Class B shares on January 14, 1994, Class B performance is based on Class A from April 2, 1993 to January 13, 1994. For periods prior to the commencement of operations of Class C shares on May 30, 2000, Class C performance is based on Class B from April 2, 1993 to May 29, 2000. Class B and C performance has been adjusted to reflect the differences in expenses and sales charges between classes.
/3/The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.
/4/The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged market-weighted index which encompasses U.S. Treasury and agency securities and investment grade corporate and international (dollar-denominated) bonds, with maturities between five and 10 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.
/5/The Lipper Balanced Funds Index is an index of funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Unlike the indices shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such investment management fees. These expenses are not identical to the expenses charged by the Fund.

------
  33
     one group(R)

     -------------------

FUND SUMMARY


Balanced Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
---------------------------------------------------------------------
(fees paid directly from your
investment)/1/                              CLASS A   CLASS B CLASS C
---------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
 Purchases                                   5.25%      none    none
---------------------------------------------------------------------
 (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)          none/2/  5.00%   1.00%
---------------------------------------------------------------------
 (as a percentage of original purchase
 price of
 redemption proceeds, as applicable)
Redemption Fee                                none      none    none
---------------------------------------------------------------------
Exchange Fee                                  none      none    none
---------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
---------------------------------------------------------------------
(expenses that are deducted from Fund
assets)                                     CLASS A   CLASS B CLASS C
---------------------------------------------------------------------
Investment Advisory Fees                      .65%      .65%    .65%
---------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees    .35%     1.00%   1.00%
---------------------------------------------------------------------
Other Expenses                                .35%      .35%    .35%
---------------------------------------------------------------------
Total Annual Fund Operating Expenses         1.35%     2.00%   2.00%
---------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/   (.21%)    (.11%)  (.11%)
---------------------------------------------------------------------
Net Expenses                                 1.14%     1.89%   1.89%
---------------------------------------------------------------------


/1/If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/Except for purchases of $1 million or more. Please see "Sales Charges."



/3/Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 1.14% for Class A shares, 1.89% for Class B shares and 1.89% for Class C shares for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

           CLASS A  CLASS B/2/   CLASS B/2/     CLASS C      CLASS C
                     ASSUMING    ASSUMING NO   ASSUMING    ASSUMING NO
                   REDEMPTION AT REDEMPTION  REDEMPTION AT REDEMPTION
                    THE END OF                THE END OF
                    EACH PERIOD               EACH PERIOD
----------------------------------------------------------------------
1 Year/1/  $  635     $  692       $  192       $  292       $  192
----------------------------------------------------------------------
3 Years       913        919          619          619          619
----------------------------------------------------------------------
5 Years     1,211      1,272        1,072        1,072        1,072
----------------------------------------------------------------------
10 Years    2,056      2,161        2,161        2,328        2,328
----------------------------------------------------------------------

/1/Without contractual fee waivers, 1 Year expenses would be as follows:

  Class A           $656
  Class B (with
   redemption)      $704
  Class B (no
   redemption)      $204
  Class C (with
   redemption)      $304
  Class C (no
   redemption)      $204

/2/Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B shares represents a combination of Class A and Class B operating expenses.


------
34
     one  group(R)

     -------------------
[GRAPHIC]

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Equity Index Fund






-----------------
What is the goal of the Equity Index Fund?

The Fund seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index")./1/

What are the Equity Index Fund's main investment strategies?

The Fund invests mainly in stocks included in the S&P 500 Index. The Fund also may invest in stock index futures and other equity derivatives. Banc One Investment Advisors attempts to track the performance of the S&P 500 Index to achieve a correlation of 0.95 between the performance of the Fund and that of the S&P 500 Index without taking into account the Fund's expenses. For more information about the Equity Index Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What are the main risks of investing in the Equity Index Fund?

The main risks of investing in the Equity Index Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Equity Index Fund will change every day in response to market conditions. You may lose money if you invest in the Equity Index Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Index Investing. The Fund attempts to track the performance of the S&P 500 Index. Therefore, securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities.

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general (or S&P 500 Index stock prices in particular) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

/1/"S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

------
  35
     one group(R)

     -------------------

FUND SUMMARY


Equity Index Fund

How has the Equity Index Fund performed?

By showing the variability of the Equity Index Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE EQUITY INDEX FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

BAR CHART (per calendar year)/1/,/2/ -- CLASS A SHARES
--------------------------------------------------------------------------------



                                    [GRAPH]

                                1992     6.53%
                                1993     9.10%
                                1994     0.76%
                                1995    36.66%
                                1996    22.18%
                                1997    32.69%
                                1998    27.93%
                                1999    20.26%
                                2000    -9.53%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's total return was %.

/2/For periods prior to the commencement of operations of Class A shares on February 18, 1992, Class A performance is based on Class I performance from July 2, 1991 to February 17, 1992, adjusted to reflect differences in expenses.

--------------------------------------------------------------------------------
Best Quarter: 21.23%  4Q1998   Worst Quarter: -10.02% 3Q1998
--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000/1/

--------------------------------------------------------------------------------

                    INCEPTION   1 YEAR  5 YEARS PERFORMANCE
                  DATE OF CLASS                    SINCE
                                                  7/2/91
Class A              2/18/92    -14.29% 16.41%    15.33%
-----------------------------------------------------------
Class B              1/14/94    -14.69% 16.56%    15.17%
-----------------------------------------------------------
Class C              11/4/97    -11.08% 16.85%    15.21%
-----------------------------------------------------------
S&P 500 Index/2/                 -9.10% 18.33%    16.80%


/1/For periods prior to the commencement of operations of Class A shares on February 18, 1992, Class A performance is based on Class I performance from July 2, 1991 to February 17, 1992. For periods prior to the commencement of operations of Class B shares on January 14, 1994, Class B performance is based on Class A from July 2, 1991 to January 13, 1994. For periods prior to the commencement of operations of Class C shares on November 4, 1997, Class C performance is based on Class B from July 2, 1991 to November 3, 1997. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.
/2/The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

------
36

     -------------------


Equity Index Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
---------------------------------------------------------------------
(fees paid directly from your
investment)/1/                              CLASS A   CLASS B CLASS C
---------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
 Purchases                                   5.25%      none    none
---------------------------------------------------------------------
 (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)          none/2/  5.00%   1.00%
---------------------------------------------------------------------
 (as a percentage of original purchase
 price of
 redemption proceeds, as applicable)
Redemption Fee                                none      none    none
---------------------------------------------------------------------
Exchange Fee                                  none      none    none
---------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
---------------------------------------------------------------------
(expenses that are deducted from Fund
assets)                                     CLASS A   CLASS B CLASS C
---------------------------------------------------------------------
Investment Advisory Fees                      .30%      .30%    .30%
---------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees    .35%     1.00%   1.00%
---------------------------------------------------------------------
Other Expenses                                .27%      .27%    .27%
---------------------------------------------------------------------
Total Annual Fund Operating Expenses          .92%     1.57%   1.57%
---------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/   (.32%)    (.22%)  (.22%)
---------------------------------------------------------------------
Net Expenses                                  .60%     1.35%   1.35%
---------------------------------------------------------------------


/1/If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/Except for purchases of $1 million or more. Please see "Sales Charges."



/3/Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .60% for Class A shares, 1.35% for Class B shares and 1.35% for Class C shares for the period beginning November 1, 2001, and ending on October 31, 2002.

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

           CLASS A  CLASS B/2/   CLASS B/2/     CLASS C      CLASS C
                     ASSUMING    ASSUMING NO   ASSUMING    ASSUMING NO
                   REDEMPTION AT REDEMPTION  REDEMPTION AT REDEMPTION
                    THE END OF                THE END OF
                    EACH PERIOD               EACH PERIOD
----------------------------------------------------------------------
1 Year/1/  $  583     $  637       $  137       $  237       $  137
----------------------------------------------------------------------
3 Years       773        774          474          474          474
----------------------------------------------------------------------
5 Years       978      1,034          834          834          834
----------------------------------------------------------------------
10 Years    1,569      1,674        1,674        1,849        1,849
----------------------------------------------------------------------

/1/Without contractual fee waivers, 1 Year expenses would be as follows:

  Class A           $614
  Class B (with
   redemption)      $660
  Class B (no
   redemption)      $160
  Class C (with
   redemption)      $260
  Class C (no
   redemption)      $160

/2/Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B shares represents a combination of Class A and Class B operating expenses.

------
  37
     one group(R)

     -------------------
[GRAPHIC]

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Market Expansion Index Fund







What is the goal of the Market Expansion Index Fund?

The Fund seeks to provide a return which substantially duplicates the price and yield performance of domestically traded common stocks in the small- and mid-capitalization equity markets, as represented by a market capitalization weighted combination of the Standard & Poor's Small Cap 600 Index ("S&P Small Cap 600") and the Standard & Poor's Mid Cap 400 Index ("S&P Mid Cap 400")./1/

What are the Market Expansion Index Fund's main investment strategies?

The Fund invests in a representative sampling of stocks of medium-sized and small U.S. companies that are included in the S&P Small Cap 600 and S&P Mid Cap 400 and which trade on the New York and American Stock Exchanges as well as over-the-counter stocks that are part of the National Market System. (Not all of the stocks in the indices are included in the Fund.) The Fund uses a sampling methodology to determine which stocks to purchase or sell in order to closely replicate the performance of the combined indices. The Fund seeks to achieve a correlation between its portfolio and that of the indices of at least 0.95, without taking into account the Fund's expenses. For more information about the Market Expansion Index Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What are the main risks of investing in the Market Expansion Index Fund?

The main risks of investing in the Market Expansion Index Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Market Expansion Index Fund and its yield will change every day in response to economic and other market conditions. You may lose money if you invest in the Market Expansion Index Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS
----------------

Index Investing. The Fund attempts to track the performance of the S&P Small Cap 600 Index and the S&P Mid Cap 400 Index. Therefore, securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities.

Market Risk. The Fund invests in equity securities (such as stocks) which are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general (or small-cap and mid-cap stock prices in particular) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

/1/"S&P Small Cap 600" and "S&P Mid Cap 400" are registered service marks of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

------
38

     -------------------


Market Expansion Index Fund


Smaller Companies. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more-established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


How has the Market Expansion Index Fund performed?

By showing the variability of the Market Expansion Index Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE MARKET EXPANSION INDEX FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

BAR CHART (per calendar year)/1/ -- CLASS A SHARES
--------------------------------------------------------------------------------




                                    [GRAPH]

                                1999    11.27%
                                2000    13.85%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's
  total return was   %.


--------------------------------------------------------------------------------
Best Quarter: 15.03% Q1999   Worst Quarter: -7.61% 1Q1999
--------------------------------------------------------------------------------
The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000/1/

--------------------------------------------------------------------------------

                             INCEPTION   1 YEAR PERFORMANCE
                           DATE OF CLASS           SINCE
                                                  7/31/98
Class A                       7/31/98     7.88%   12.12%
-----------------------------------------------------------
Class B                       7/31/98     8.01%   13.57%
-----------------------------------------------------------
Class C                       3/22/99    11.99%   13.65%
-----------------------------------------------------------
S&P MidCap 400 Index/2/                  17.51%   19.49%
-----------------------------------------------------------
S&P SmallCap 600 Index/3/                11.80%   10.24%
-----------------------------------------------------------


/1/For periods prior to the commencement of operations of Class C shares on March 22, 1999, Class C performance is based on Class B performance form July 31, 1998 to March 21, 1999. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.
/2/S&P MidCap 400 Index is an unmanaged index generally representative of the performance of the mid-size company segment of the U.S. market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.
/3/The S&P SmallCap 600 Index is an unmanaged index generally representative of the performance of small companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

------
  39
     one group(R)

     -------------------

FUND SUMMARY


Market Expansion Index Fund

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
--------------------------------------------------------------------
(fees paid directly from your
investment)/1/                              CLASS A  CLASS B CLASS C
--------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
 Purchases                                    5.25%    none    none
--------------------------------------------------------------------
 (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)        none/2/   5.00%   1.00%
--------------------------------------------------------------------
 (as a percentage of original purchase
 price of
 redemption proceeds, as applicable)
Redemption Fee                                 none    none    none
--------------------------------------------------------------------
Exchange Fee                                   none    none    none
--------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------
(expenses that are deducted from Fund
assets)                                     CLASS A  CLASS B CLASS C
--------------------------------------------------------------------
Investment Advisory Fees                       .35%    .35%    .35%
--------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees     .35%   1.00%   1.00%
--------------------------------------------------------------------
Other Expenses                                 .49%    .49%    .49%
--------------------------------------------------------------------
Total Annual Fund Operating Expenses          1.19%   1.84%   1.84%
--------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/    (.37%)  (.27%)  (.27%)
--------------------------------------------------------------------
Net Expenses                                   .82%   1.57%   1.57%
--------------------------------------------------------------------


/1/If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/Except for purchases of $1 million or more. Please see "Sales Charges."



/3/Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .82% for Class A shares, 1.57% for Class B shares and 1.57% for Class C shares for the period beginning November 1, 2001, and ending on October 31, 2002.

Examples
The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.


           CLASS A  CLASS B/2/   CLASS B/2/     CLASS C      CLASS C
                     ASSUMING    ASSUMING NO   ASSUMING    ASSUMING NO
                   REDEMPTION AT REDEMPTION  REDEMPTION AT REDEMPTION
                    THE END OF                THE END OF
                    EACH PERIOD               EACH PERIOD
----------------------------------------------------------------------
1 Year/1/  $  604     $  660       $  160       $  260       $  160
----------------------------------------------------------------------
3 Years       856        861          561          561          561
----------------------------------------------------------------------
5 Years     1,128      1,187          987          987          987
----------------------------------------------------------------------
10 Years    1,901      2,006        2,006        2,176        2,176
----------------------------------------------------------------------

/1/Without contractual fee waivers, 1 Year expenses would be as follows:

  Class A           $644
  Class B (with
   redemption)      $691
  Class B (no
   redemption)      $191
  Class C (with
   redemption)      $291
  Class C (no
   redemption)      $191

/2/Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B shares represents a combination of Class A and Class B operating expenses.

------
40
     one  group(R)

     -------------------
[GRAPHIC]

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE


Health Sciences Fund






          WHAT ARE THE MAIN RISKS OF INVESTING IN THE HEALTH SCIENCES FUND?


-----------------
What is the goal of the Health Sciences Fund?

The Fund is designed to provide long-term capital appreciation.


What are the Health Sciences Fund's main investment strategies?

The Fund mainly invests in equity securities of companies engaged in the research, development, production or distribution of products and services related to biotechnology, health care or medicine. These companies include biotechnology companies, pharmaceutical companies, medical supply and equipment companies, and companies engaged in medical, diagnostic, or other related research and development. In selecting investments for the Fund, Banc One Investment Advisors will seek to identify companies that are well positioned for growth. Banc One Investment Advisors also selects stocks based on revenue and earnings potential and attractive relative valuations. Although the Fund may invest in companies of any size, the Fund will typically invest in large- and mid-capitalization companies. For more information about the Health Sciences Fund's investment strategies, please read "More About the Fund" and "Principal Investment Strategies."


What are the main risks of investing in the Health Sciences Fund?

The main risks of investing in the Health Sciences Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Health Sciences Fund will change every day in response to market conditions. You may lose money if you invest in the Health Sciences Fund. For additional information on risk, please read "Investment Risks."

Main Risks

Securities of Health Sciences Companies. The Fund's performance is closely tied to, and affected by, the performance of the industries in the health sciences sector. Health sciences companies are subject to comprehensive government regulation and scrutiny. The activities of health sciences companies may be dependent upon government funding and reimbursements from governmental programs and agencies. Moreover, new products may require regulatory approval. As a result, adverse actions (or market concerns with prospective actions) by governmental entities such as withdrawal of funding, changes in legislation and regulation, or denial or delays in regulatory approvals, may have an adverse impact on the Fund's share price. In addition, the Fund may be adversely impacted by increased competition among health sciences companies, patent infringement, product liability and other litigation, and product obsolescence.


Market Risk. The Fund invests in equity securities (such as stocks) which are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Initial public offerings ("IPOs") and other investment techniques may have a magnified performance impact on a fund with a small asset base. The Fund may not experience similar performance as its assets grow. Equity


------
  41
     one group(R)


     -------------------

FUND SUMMARY


Health Sciences Fund


securities also are subject to "stock market risk" meaning that stock prices in general (or health sciences stock prices in particular) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.


Non-Diversified. The Fund is considered non-diversified and can invest more of its assets in securities of a single issuer than a "diverisfied" fund. In addition, the Fund concentrates its investment in a single industry or group of industries in the health sciences sector. Companies in the health sciences sector include companies engaged in the research, development, production, or distribution of products and services related to biotechnology, health care or medicine. For example, biotechnology companies, pharmaceutical companies, medical supply companies, and companies engaged in medical, diagnostic, or other related research and development are all part of the health sciences sector. This concentration increases the risk of loss to the Fund by increasing its exposure to economic, business, political or regulatory developments that may be adverse to the health sciences sector of the economy or individual industries within the health sciences sector.


Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


The Fund began operations on March 23, 2001, and does not have a full calendar year of investment returns at the date of this prospectus.


------
42

     -------------------











Health Sciences Fund


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
-----------------------------------------------------------------------
(fees paid directly from your
investment)/1/                              CLASS A    CLASS B  CLASS C
-----------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
 Purchases                                   5.25%       none     none
-----------------------------------------------------------------------
 (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)          none/2/   5.00%    1.00%
-----------------------------------------------------------------------
 (as a percentage of original purchase
 price or
 redemption proceeds, as applicable)
Redemption Fee                                none       none     none
-----------------------------------------------------------------------
Exchange Fee                                  none       none     none
-----------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
-----------------------------------------------------------------------
(expenses that are deducted from Fund
assets)
-----------------------------------------------------------------------
Investment Advisory Fees                      .85%       .85%     .85%
-----------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees    .35%      1.00%    1.00%
-----------------------------------------------------------------------
Other Expenses/3/                            1.68%      1.68%    1.68%
-----------------------------------------------------------------------
Total Annual Fund Operating Expenses         2.88%      3.53%    3.53%
-----------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/4/  (1.28%)    (1.18%)  (1.18%)
-----------------------------------------------------------------------
Net Expenses                                 1.60%      2.35%    2.35%
-----------------------------------------------------------------------


/1/If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.


/2/Except for purchases of $1 million or more. Please see "Sales Charges."


/3/Expense information is based on estimated amounts for the current fiscal year.


/4/Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 1.60% for Class A shares, 2.35% for Class B shares, 2.35% for Class C shares, and 1.35% for Class I shares for the period beginning November 1, 2001 and ending on October 31, 2002.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.


         CLASS A    CLASS B      CLASS B      CLASS C      CLASS C
                   ASSUMING    ASSUMING NO   ASSUMING    ASSUMING NO
                 REDEMPTION AT REDEMPTION  REDEMPTION AT REDEMPTION
                  THE END OF                THE END OF
                  EACH PERIOD               EACH PERIOD
--------------------------------------------------------------------
Year/1/  $  708     $  758        $258         $358         $258
--------------------------------------------------------------------
3 Years   1,091      1,093         793          793          793
--------------------------------------------------------------------


/1/Without contractual fee waivers and reimbursements, 1 Year expenses would be as follows:


  Class A            $
  Class B (with
   redemption)       $
  Class B (no
   redemption)       $
  Class C (with
   redemption)       $
  Class C (no
   redemption)       $


------
  43
     one  group(R)

     -------------------
[GRAPHIC]

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Technology Fund







-----------------
What is the goal of the Technology Fund?

The Fund is designed to provide long-term capital growth.

What are the Technology Fund's main investment strategies?

The Fund mainly invests in equity securities of companies that have developed, or are expected to develop, products, processes or services that will provide significant technological advances and improvements. This may include, for example, companies that develop, produce or distribute products in the computer, electronics and communications sectors. In selecting investments, the Fund will generally invest in companies that are positioned for accelerated growth or higher earnings. In addition, the Fund also may invest in companies (regardless of size) whose stocks appear to be trading below their true value. For more information about the Technology Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What are the main risks of investing in the Technology Fund?

The main risks of investing in the Technology Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Technology Fund will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Technology Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Securities of Technology Companies: The Fund's performance is closely tied to and affected by the technology sector. The stock price of technology companies tends to be more volatile than the stock price of companies in other industries. In addition, the valuation of many technology stocks could be high when considered by such traditional measures of value as price-to-earnings ratios. Competitive pressures also may have a significant effect on the financial condition of technology-sensitive companies. Further, because of the rapid pace of technological development, products and services produced by companies in which the Fund invests may become obsolete or have relatively short product cycles. As a result, the Fund's value and its returns may be considerably more volatile and pose greater risks than the values and returns of other mutual funds that do not focus their investments on companies in the technology sector.

Smaller Companies. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more-established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund. Finally, emerging companies in the technology sector may not be profitable and may not anticipate earning profits in the foreseeable future.

------
44

     -------------------


Technology Fund

Market Risk. The Fund invests in equity securities (such as stocks) which are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Initial public offerings ("IPOs") and other investment techniques may have a magnified performance impact on a fund with a small asset base. The Fund may not experience similar performance as its assets grow. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or technology stock prices in particular) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Non-Diversified. The Fund is considered non-diversified and can invest more of its assets in securities of a single issuer than a "diversified" fund. In addition, the Fund concentrates its investments in a single industry or group of industries in the technology sector. Companies in the technology sector include companies involved in the development of products, processes or services that may provide significant technological advances and improvements. For example, companies that develop and distribute computer hardware and software, electronics and communication devices are in the technology sector. This concentration increases the risk of loss to the Fund by increasing its exposure to economic, business, political or regulatory developments that may be adverse to the technology sector of the economy or individual industries within the technology sector.


Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund began operations on July 28, 2000, and does not have a full calendar year of investment returns at the date of this prospectus.

------
  45
     one group(R)

     -------------------




FUND SUMMARY

Technology Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
--------------------------------------------------------------------
(fees paid directly from your
investment)/1/                              CLASS A  CLASS B CLASS C
--------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
 Purchases                                    5.25%    none    none
--------------------------------------------------------------------
 (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)        none/2/   5.00%   1.00%
--------------------------------------------------------------------
 (as a percentage of original purchase
 price of
 redemption proceeds, as applicable)
Redemption Fee                                 none    none    none
--------------------------------------------------------------------
Exchange Fee                                   none    none    none
--------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------
(expenses that are deducted from Fund
assets)                                     CLASS A  CLASS B CLASS C
--------------------------------------------------------------------
Investment Advisory Fees                      1.00%   1.00%   1.00%
--------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees     .35%   1.00%   1.00%
--------------------------------------------------------------------
Other Expenses                                1.02%   1.02%   1.02%
--------------------------------------------------------------------
Total Annual Fund Operating Expenses          2.37%   3.02%   3.02%
--------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/    (.82%)  (.72%)  (.72%)
--------------------------------------------------------------------
Net Expenses                                  1.55%   2.30%   2.30%
--------------------------------------------------------------------


/1/If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/Except for purchases of $1 million or more and for shares purchased during the subscription period. Please see "Sales Charges."



/3/Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 1.55% for Class A shares, 2.30% for Class B shares and 2.30% for Class C shares for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

           CLASS A    CLASS B      CLASS B      CLASS C      CLASS C
                     ASSUMING    ASSUMING NO   ASSUMING    ASSUMING NO
                   REDEMPTION AT REDEMPTION  REDEMPTION AT REDEMPTION
                    THE END OF                THE END OF
                    EACH PERIOD               EACH PERIOD
----------------------------------------------------------------------
1 Year/1/  $  674     $  733        $233         $333         $233
----------------------------------------------------------------------
3 Years     1,049      1,060         760          760          760
----------------------------------------------------------------------

/1/Without contractual fee waivers, 1 Year expenses would be as follows:

  Class A           $703
  Class B (with
   redemption)      $753
  Class B (no
   redemption)      $253
  Class C (with
   redemption)      $353
  Class C (no
   redemption)      $253

------
46
     one group(R)

     -------------------
[GRAPHIC]

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

International Equity Index Fund







-----------------
What is the goal of the International Equity Index Fund?

The Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the MSCI EAFE GDP Index./1/

What are the International Equity Index Fund's main investment strategies?

The Fund invests mainly in foreign stocks included in the MSCI EAFE GDP Index. The Fund also may invest in stock index futures. Banc One Investment Advisors attempts to track the performance of the MSCI EAFE GDP Index to achieve a correlation of 0.90 between the performance of the Fund and that of the MSCI EAFE GDP Index, without taking into account the Fund's expenses. As part of its investment strategy, the Fund may invest in securities of emerging international markets such as Mexico, Chile and Brazil. Banc One Investment Advisors selects securities of emerging markets that are included in the Morgan Stanley Emerging Market Free Index based on size, risk and the ease of investing in the country's market (e.g., reasonable settlement procedures). Most of the Fund's assets will be denominated in foreign currencies. For more information about the International Equity Index Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What are the main risks of investing in the International Equity Index Fund?

The main risks of investing in the International Equity Index Fund and the circumstances likely to adversely affect your investment are described below. The share price of the International Equity Index Fund will change every day in response to market conditions. You may lose money if you invest in the International Equity Index Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Index Investing. The Fund attempts to track the performance of the MSCI EAFE GDP Index. Therefore, securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities.

Foreign Securities. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

/1/Gross Domestic Product Weighted Morgan Stanley Capital International Europe,
  Australasia and Far East Index. MSCI EAFE GDP Index is a registered service mark of Morgan Stanley Capital International, which does not sponsor and is in no way affiliated with the Fund.

------
  47
     one group(R)

     -------------------



FUND SUMMARY

International Equity Index Fund


Emerging Market Risk. The Fund may invest up to 10% of its net assets in securities of emerging international markets. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general (or stocks comprising the MSCI EAFE GDP Index in particular) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

------
48

     -------------------




International Equity Index Fund

How has the International Equity Index Fund performed?

By showing the variability of the International Equity Index Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE INTERNATIONAL EQUITY INDEX FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

BAR CHART (per calendar year)/1/,/2/ -- CLASS A SHARES
--------------------------------------------------------------------------------



                                    [GRAPH]

                                1993    29.32%
                                1994     3.61%
                                1995    10.09%
                                1996     6.31%
                                1997     5.44%
                                1998    21.36%
                                1999    33.39%
                                2000   -18.01%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's total return was %.

/2/For periods prior to the commencement of operations of Class A shares on April 23, 1993, Class A performance is based on Class I performance from October 28, 1992 to April 22, 1993, adjusted to reflect differences in expenses.

--------------------------------------------------------------------------------
Best Quarter: 20.41% 4Q1998   Worst Quarter: -14.56% 3Q1998
--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000/2/


--------------------------------------------------------------------------------

                          INCEPTION   1 YEAR  5 YEARS PERFORMANCE
                        DATE OF CLASS                    SINCE
                                                       10/28/92
Class A                    4/23/93    -22.31%  7.11%     9.44%
-----------------------------------------------------------------
Class B                    1/14/94    -22.52%  7.12%     9.28%
-----------------------------------------------------------------
Class C                    11/4/97    -19.27%  7.57%     9.38%
-----------------------------------------------------------------
MSCI EAFE GDP Index/2/                -15.53%  9.80%    12.23%


/1/For periods prior to the commencement of operations of Class A shares on April 23, 1993, Class A performance is based on Class I performance from October 28, 1992 to April 22, 1993. For periods prior to the commencement of operations of Class B shares on January 14, 1994, Class B performance is based on Class A from October 28, 1992 to January 13, 1994. For periods prior to the commencement of operations of Class C shares on November 4, 1997, Class C performance is based on Class B from October 28, 1992 to November 3, 1997. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.
/2/The MSCI EAFE GDP Index is an unmanaged index generally representative of the performance of international stock markets. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

------
  49
     one group(R)

     -------------------






FUND SUMMARY

International Equity Index Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
--------------------------------------------------------------------
(fees paid directly from your
investment)/1/                              CLASS A  CLASS B CLASS C
--------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
 Purchases                                    5.25%    none    none
--------------------------------------------------------------------
 (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)        none/2/   5.00%   1.00%
--------------------------------------------------------------------
 (as a percentage of original purchase
  price of
  redemption proceeds, as applicable)
Redemption Fee on shares less than 90 days    2.00%   2.00%   2.00%
 (as a percentage of amount
  redeemed/exchanged)
--------------------------------------------------------------------
Exchange Fee                                   none    none    none
--------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------
(expenses that are deducted from Fund
assets)                                     CLASS A  CLASS B CLASS C
--------------------------------------------------------------------
Investment Advisory Fees                       .55%    .55%    .55%
--------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees     .35%   1.00%   1.00%
--------------------------------------------------------------------
Other Expenses                                 .30%    .30%    .30%
--------------------------------------------------------------------
Total Annual Fund Operating Expenses          1.20%   1.85%   1.85%
--------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/    (.10%)   none    none
--------------------------------------------------------------------
Net Expenses                                  1.10%   1.85%   1.85%
--------------------------------------------------------------------


/1/If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/Except for purchases of $1 million or more. Please see "Sales Charges."



/3/The Distributor has contractually agreed to waive .10% of its fee to limit such fees to .25% for Class A shares for the period beginning November 1, 2001 and ending on October 31, 2002.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

           CLASS A  CLASS B/2/   CLASS B/2/    CLASS C      CLASS C
                     ASSUMING    ASSUMING NO   ASSUMING   ASSUMING NO
                   REDEMPTION AT REDEMPTION  REDEMPTIONAT REDEMPTION
                    THE END OF                THE END OF
                    EACH PERIOD              EACH PERIOD
---------------------------------------------------------------------
1 Year/1/  $  639     $  696       $  196       $  296      $  196
---------------------------------------------------------------------
3 Years       900        906          606          606         606
---------------------------------------------------------------------
5 Years     1,181      1,242        1,042        1,042       1,042
---------------------------------------------------------------------
10 Years    1,981      2,085        2,085        2,254       2,254
---------------------------------------------------------------------

/1/Without contractual fee waivers, 1 Year expenses for Class A shares would be
  $649.
/2/Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B shares represents a combination of Class A and Class B operating expenses.

------
50
     one group(R)

     -------------------
[GRAPHIC]

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Diversified International Fund







                                                              -----------------
What is the goal of the Diversified International Fund?

The Fund seeks long-term capital growth by investing primarily in equity securities of foreign issuers.

What are the Diversified International Fund's main investment strategies?

The Fund invests mainly in the securities of companies located in Europe, Asia and Latin America. The Fund also will invest in other regions and countries that present attractive investment opportunities, including developing countries. In selecting a country for investment, Banc One Investment Advisors analyzes the global economic and political situation, as well as the securities market of selected countries. In selecting individual securities, Banc One Investment Advisors selects a representative sampling of the companies comprising the individual country's stock market index. For more information about the Diversified International Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What are the main risks of investing in the Diversified International Fund?

The main risks of investing in the Diversified International Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Diversified International Fund will change every day in response to market conditions. You may lose money if you invest in the Diversified International Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Foreign Securities. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments. Because the Fund may invest over 25% of its total assets in a single country, political and economic developments in that country will have a greater impact on the performance of the Fund than would be the case if the Fund were more widely diversified.

Emerging Market Risk. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a

------
  51
     one group(R)

     -------------------

FUND SUMMARY

Diversified International Fund

company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

------
52

     -------------------




Diversified International Fund


How has the Diversified International Fund performed?

By showing the variability of the Diversified International Fund performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE DIVERSIFIED INTERNATIONAL FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

BAR CHART (per calendar year)/1/ -- CLASS A SHARES
--------------------------------------------------------------------------------



                                    [GRAPH]

                                1991     6.10%
                                1992    -6.95%
                                1993    29.21%
                                1994    -0.30%
                                1995    11.48%
                                1996     7.45%
                                1997     3.67%
                                1998    16.14%
                                1999    40.88%
                                2000   -21.00%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's total return was %. The above quoted performance data includes the performance of a common trust fund, the predecessor to the Pegasus International Equity Fund and the Pegasus International Equity Fund for the period prior to the consolidation with One Group Diversified International Fund on March 22, 1999. The predecessor to the Pegasus International Equity Fund commenced operations on December 3, 1994, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the predecessor to the Pegasus International Equity Fund as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.

--------------------------------------------------------------------------------

Best Quarter: 26.90% 4Q1999   Worst Quarter: -14.83% 3Q1998

--------------------------------------------------------------------------------

------
  53
     one group(R)

     -------------------


FUND SUMMARY

Diversified International Fund

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000/1/


--------------------------------------------------------------------------------

                   INCEPTION   1 YEAR  5 YEARS 10 YEARS PERFORMANCE
                 DATE OF CLASS                             SINCE
                                                          4/30/86
Class A             12/3/94    -25.16%  6.42%   6.82%      8.15%
-------------------------------------------------------------------
Class B             8/26/96    -25.50%  6.56%   6.70%      7.85%
-------------------------------------------------------------------
Class C             3/22/99    -22.42%  6.85%   6.70%      7.84%
-------------------------------------------------------------------
MSCI EAFE + EMF
 Index/2/                      -15.88%  6.36%   8.19%          *


/1/The above quoted performance data
   includes the performance of a common
   trust fund, the predecessor to the
   Pegasus International Equity Fund, and
   the Pegasus International Equity Fund for the period prior to the consolidation with One Group Diversified International
   Fund on March 22, 1999. The predecessor
   to the Pegasus International Equity Fund commenced operations on December 3, 1994, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the predecessor to the Pegasus International
   Equity Fund as adjusted to reflect the
   expenses associated with the Fund. The
   common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower. For periods prior to the commencement of operations of Class B shares on August
   26, 1996, Class B performance is based on common trust fund performance from April
   30, 1986 to December 2, 1994 and Class A performance from December 3, 1994 to August 25, 1996. For periods prior to the commencement of operations of Class C shares on March 22, 1999, Class C performance is based on Class B from April 30, 1986 to March 21, 1999. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.
/2/The Morgan Stanley Capital International
   (MSCI) EAFE + EMF Index is an unmanaged
   index generally representative of the
   performance of international stock
   markets and of emerging markets. The
   performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.
*  Index did not exist.

------
54

     -------------------








Diversified International Fund

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
---------------------------------------------------------------------
(fees paid directly from your
investment)/1/                              CLASS A   CLASS B CLASS C
---------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
 Purchases                                   5.25%      none    none
---------------------------------------------------------------------
 (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)          none/2/  5.00%   1.00%
---------------------------------------------------------------------
 (as a percentage of original purchase
 price
 of redemption proceeds, as applicable)
Redemption Fee on shares held less than 90
 days                                        2.00%     2.00%   2.00%
 (as a percentage of amount
 redeemed/exchanged)
---------------------------------------------------------------------
Exchange Fee                                  none      none    none
---------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
---------------------------------------------------------------------
(expenses that are deducted from fund
assets)
---------------------------------------------------------------------
Investment Advisory Fees                      .80%      .80%    .80%
---------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees    .35%     1.00%   1.00%
---------------------------------------------------------------------
Other Expenses                                .25%      .25%    .25%
---------------------------------------------------------------------
Total Annual Fund Operating Expenses         1.40%     2.05%   2.05%
---------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/   (.10%)     none    none
---------------------------------------------------------------------
Net Expenses                                 1.30%     2.05%   2.05%
---------------------------------------------------------------------


/1/If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/Except for purchases of $1 million or more. Please see "Sales Charges."



/3/Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 1.30% for Class A shares, for the period beginning November 1, 2001, and ending on October 31, 2002.

Examples
The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

           CLASS A  CLASS B/2/   CLASS B/2/     CLASS C      CLASS C
                     ASSUMING    ASSUMING NO   ASSUMING    ASSUMING NO
                   REDEMPTION AT REDEMPTION  REDEMPTION AT REDEMPTION
                    THE END OF                THE END OF
                    EACH PERIOD               EACH PERIOD
----------------------------------------------------------------------
1 Year/1/  $  650     $  708       $  208       $  308       $  208
----------------------------------------------------------------------
3 Years       942        949          649          649          649
----------------------------------------------------------------------
5 Years     1,254      1,316        1,116        1,116        1,116
----------------------------------------------------------------------
10 Years    2,138      2,242        2,242        2,408        2,408
----------------------------------------------------------------------

1Without contractual fee waivers, 1 Year expenses would be as follows:

  Class A           $663
  Class B (with
   redemption)      $711
  Class B (no
   redemption)      $211
  Class C (with
   redemption)      $311
  Class C (no
   redemption)      $211

/2/Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B shares represents a combination of Class A and Class B operating expenses.

------
  55
     one group(R)

     -------------------

                                   [GRAPHIC]

More About the Funds

Each of the sixteen funds described in this prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation. For more information about One Group and Banc One Investment Advisors, please read "Management of One Group Mutual Funds" and the Statement of Additional Information.


--------------------------------------------------------------------------------
Principal Investment Strategies

This prospectus describes sixteen mutual funds with a variety of investment objectives, including total return, capital appreciation, current income, and long-term capital growth. The principal investment strategies that are used to meet each Fund's investment objective are described in "Fund Summaries:
Investments, Risk & Performance" in the front of this prospectus. They are also described below. There can be no assurance that the Funds will achieve their investment objectives. Please note that each Fund also may use strategies that are not described below, but which are described in the Statement of Additional Information.


--

ONE GROUP SMALL CAP GROWTH FUND. The Fund may invest in common stocks, debt securities, preferred stocks, convertible securities, warrants and other equity securities of small-capitalization companies. Small-capitalization companies are defined as companies with market capitalizations ranging from $100 million to $3 billion at the time of investment. The Fund may occasionally hold securities of companies with large capitalizations if doing so contributes to the Fund's investment objective.


 . Under normal circumstances, at least 80% of the Fund's assets will be invested in the securities of small-capitalization companies. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.


 . Although the Fund may invest up to 20% of its total assets in U.S. government securities, other investment grade fixed income securities, cash and cash equivalents, the Fund's main investment strategy is to invest in equity securities of small-capitalization companies.


--

ONE GROUP SMALL CAP VALUE FUND. The Fund invests mainly in equity securities of small-capitalization companies. Small-capitalization companies are defined as companies with market capitalizations of $100 million to $3 billion at the time of investment. The Fund may occasionally hold securities of companies with large capitalizations if doing so contributes to the Fund's investment objective.


 . Under normal circumstances, at least 80% of the Fund's assets will be invested in common and preferred stocks, rights, warrants, convertible securities, and other equity securities of small-capitalization companies. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.



------
56

 . The Fund may invest up to 25% of the Fund's net assets in foreign securities.

 . Up to 20% of the Fund's total assets may be invested in U.S. government securities, other investment grade fixed income securities, cash and cash equivalents.


--

ONE GROUP MID CAP GROWTH FUND. The Fund invests in securities of mid-cap companies that have the potential to produce above-average earnings growth per share over a one to three-year period. Mid-cap companies are defined as companies with market capitalizations of $500 million to $10 billion at the time of investment.


 . Under normal circumstances, at least 80% of the Fund's assets will be invested in equity securities of mid-cap companies, including common stocks and debt securities and preferred stocks that are convertible to common stocks. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.


 .A portion of the Fund's assets may be held in cash equivalents.


--

ONE GROUP MID CAP VALUE FUND. The Fund invests mainly in equity securities of mid-cap companies with below-market average price-to-earnings and price-to-book value ratios. Mid-cap companies are defined as companies with market capitalizations of $500 million to $10 billion at the time of investment.


 . Under normal circumstances, at least 80% of the Fund's assets will be invested in equity securities of mid-cap companies, including common stock and debt securities and preferred stocks both of which are convertible into common stocks. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.


 .A portion of the Fund's assets may be held in cash equivalents.


--

ONE GROUP DIVERSIFIED MID CAP FUND. The Fund invests mainly in equity securities of mid-cap companies. Mid-cap companies are defined as companies with market capitalizations of $500 million to $10 billion at the time of investment.


 . Under normal circumstances, at least 80% of the Fund's assets will be invested in common and preferred stocks, rights, warrants, convertible securities, and other equity securities of mid-cap companies. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.


 . Up to 25% of the Fund's net assets may be invested in foreign securities. Up to 20% of the Fund's total assets may be invested in U.S. government securities, other investment grade fixed income securities, cash and cash equivalents. Although the Fund may use these strategies more in the future, the Fund's main strategy is to invest in equity securities of mid-capitalization companies.


--

ONE GROUP LARGE CAP GROWTH FUND. The Fund invests mainly in equity securities of large, well-established companies. Large companies are defined as companies with market capitalizations in excess of $4 billion at the time of investment.


 . Under normal circumstances, at least 80% of the Fund's assets will be invested in the equity securities of large, well-established companies. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.


--

ONE GROUP LARGE CAP VALUE FUND. The Fund invests in equity securities of large companies that are believed to be selling below their long-term investment


------
  57
values. Large companies are defined as companies with market capitalizations in excess of $4 billion at the time of investment.


 . Under normal circumstances, at least 80% of the Fund's assets will be invested in equity securities of large companies, including common stocks, and debt securities and preferred stocks which are convertible to common stock. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.


 . A portion of the Fund's assets may be held in cash equivalents.


--
ONE GROUP EQUITY INCOME FUND. The Fund invests in the equity securities of corporations which regularly pay dividends, as well as stocks with favorable long-term fundamental characteristics.

 . Under normal circumstances, at least 80% of the Fund's assets will be invested in the equity securities of corporations which regularly pay dividends, including common stocks and debt securities and preferred stock convertible to common stock. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.


 . A portion of the Fund's assets may be held in cash equivalents.


--
ONE GROUP DIVERSIFIED EQUITY FUND. The Fund invests mainly in common stocks of companies that have the potential for continued earnings growth with strong fundamentals and a reasonable value.

 . Under normal circumstances, at least 80% of the Fund's assets will be invested in equity securities. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.


 . Although the Fund may invest up to 20% of the Fund's total assets in U.S.
  government securities, other investment grade fixed income securities, cash and cash equivalents, the Fund's main investment strategy is to invest in equity securities.


--
ONE GROUP BALANCED FUND. The Fund invests in a combination of stocks, fixed income securities and money market instruments. Normally, the Fund will invest:

 . between 40% and 75% of its total assets in all types of equity securities
  (including stock of both large- and small-capitalization companies and growth and value securities). Up to 25% of the Fund's net assets may be invested in foreign securities, including American Depositary Receipts.


 . between 25% and 60% of its total assets in mid- to long-term fixed income securities, including bonds, notes and other debt securities. The balance will be invested in cash equivalents.


                  HOW DOES BANC ONE INVESTMENT ADVISORS SELECT
                 FIXED INCOME SECURITIES FOR THE BALANCED FUND?

 Banc One Investment Advisors analyzes
 four major factors in managing and
 constructing the portfolio of fixed
 income securities for the Balanced
 Fund: duration, market sector,
 maturity concentrations and
 individual securities. Rather than
 attempting to time the market, Banc
 One Investment Advisors looks for
 sectors and securities that it
 believes will perform consistently
 well over time as measured by total
 return. The fixed income portion of
 the Balanced Fund attempts to enhance
 total return by selecting market
 sectors and securities that offer
 risk/reward advantages based on
 market trends, structural make-up and
 credit trends. Individual securities
 that are purchased by the Fund are
 subject to a disciplined risk/reward
 analysis both at the time of purchase
 and on an ongoing basis. This
 analysis includes an evaluation of
 interest rate risk, credit risk and
 risks associated with the complex
 legal and technical structure of the
 investment (e.g., asset-backed
 securities).

------
58

--
ONE GROUP EQUITY INDEX FUND. The Fund invests in stocks included in the S&P 500 Index. (The Fund also invests in stock index futures and other equity derivatives.) The Fund may hold up to 10% of its total assets in cash or cash equivalents. (Assets held in margin deposits and segregated accounts for futures contracts are not considered cash or cash equivalents for purposes of the 10% limitation.)

 . The percentage of a stock that the Fund holds will be approximately the same percentage that the stock represents in the S&P 500 Index.

 . Banc One Investment Advisors generally picks stocks in the order of their weightings in the S&P 500 Index, starting with the heaviest weighted stock.

 . The Fund attempts to achieve a correlation between the performance of the Fund and that of the S&P 500 Index of at least 0.95, without taking into account Fund expenses. Perfect correlation would be 1.00.


--
ONE GROUP MARKET EXPANSION INDEX FUND. The Fund invests in stocks included in the S&P SmallCap 600 Index and S&P MidCap 400 Index.

 . The Fund also may invest up to 10% of its net assets in foreign securities, including Depositary Receipts.

 . Up to 10% of the Fund's total assets may be held in cash and cash equivalents. (Assets held in margin deposits and segregated accounts for futures contracts are not considered cash or cash equivalents for purposes of the 10% limitation.)

--

HEALTH SCIENCES FUND. The Fund mainly invests in equity securities of health sciences companies with an emphasis on companies that Banc One Investment Advisors believes will produce above average growth.


 . Under normal circumstances, at least 80% of the Fund's assets will be invested in common and preferred stocks, rights, warrants, convertible securities and other equity securities of companies engaged in the research, development, production, or distribution of products and services related to biotechnology, health care or medicine. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.


 . Up to 20% of the Fund's total assets may be invested in U.S. government securities, other investment grade fixed income securities, cash and cash equivalents, and equity securities of companies outside industries in the health sciences sector.


 . The Fund also may invest up to 25% of its net assets in the securities of foreign issuers.


 . Under normal conditions, the Fund will invest at least 25% of its total assets in one industry or group of industries in the health sciences sector. Companies in an industry or group of industries in the health sciences sector include companies engaged in the research, development, production, or distribution of products and services related to biotechnology, health care or medicine.


--
ONE GROUP TECHNOLOGY FUND. The Fund mainly invests in equity securities that have, or are expected to develop products, processes or services that will provide significant technological advances and improvements.

 . Under normal circumstances, at least 80% of the Fund's assets will be invested in common and preferred stocks, rights, warrants, convertible securities and other


------
  59
 equity securities of companies that develop significant technological advancements or improvements. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.


 . Up to 20% of the Fund's total assets may be invested in U.S. government securities, other investment grade fixed income securities, cash and cash equivalents, and equity securities of companies outside the technology sector.


 . The Fund also may invest up to 25% of its net assets in the securities of foreign issuers.

 . Under normal conditions, the Fund will invest at least 25% of its total assets in one industry or group of industries in the technology sector. Companies in an industry or group of industries in the technology sector include companies engaged in the research, development, production, or distribution of products and services related to computer hardware and software, communications, and electronics.


A portion of the Fund's assets may be held in cash and cash equivalents.


--
ONE GROUP INTERNATIONAL EQUITY INDEX FUND. The Fund invests in stocks included in the MSCI EAFE GDP Index. (The Fund also invests in stock index futures.) Banc One Investment Advisors seeks to achieve a correlation between the performance of the Fund and that of the MSCI EAFE GDP Index of at least 0.90, without taking into account expenses. Perfect correlation would be 1.00.

 . Under normal circumstances, at least 80% of the Fund's assets will be invested in common stocks (including American Depositary Receipts), preferred stocks, convertible securities (provided they are traded on an exchange or over-the-counter), warrants, receipts and other equity securities that comprise the index or indices identified by the Fund. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.


 . No more than 10% of the Fund's assets will be held in cash or cash equivalents. (Assets held in margin deposits and segregated accounts for futures contracts are not considered cash or cash equivalents for purposes of this 10% limitation.)

 . Up to 10% of the Fund's net assets may be invested in securities of emerging international markets such as Mexico, Chile and Brazil included in the Morgan Stanley Market Free Index. These investments may be made directly or through local exchanges, through publicly traded closed-end country funds or through "passive foreign investment companies."

 . Up to 20% of the Fund's total assets may be invested in debt securities issued or guaranteed by foreign governments or any of their political subdivisions, agencies, or instrumentalities, or by supranational issuers rated in one of the three highest rating categories.

 . A substantial portion of the Fund's assets will be denominated in foreign currencies.

--

ONE GROUP DIVERSIFIED INTERNATIONAL FUND. The Fund invests mainly in the securities of companies located in Europe, Asia and Latin America.

 . At least 65% of the Fund's assets normally will be invested in foreign equity securities, consisting of common stock (including American Depositary Receipts), preferred stocks, rights, warrants, convertible securities, foreign currencies and options on foreign currency, and other equity securities.


------
60

 . Up to 20% of the Fund's total assets may be invested in U.S. government securities, other investment grade fixed income securities, cash and cash equivalents.

--------------------------------------------------------------------------------
Investment Risks

The risks associated with investing in the Equity Funds are described below and in "Fund Summaries: Investments, Risk & Performance" at the front of this prospectus.

--

DERIVATIVES. The Funds invest in securities that may be considered to be DERIVATIVES. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity and management risks. A Fund's use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund did not use such instruments.



WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

--

SMALL-CAPITALIZATION COMPANIES. Investments in smaller, younger companies may be riskier and more volatile than investments in larger, more-established companies. These companies may be more vulnerable to changes in economic conditions, specific industry conditions, market fluctuations and other factors affecting the profitability of other companies. Because economic events may have a greater impact on smaller companies, there may be a greater and more frequent fluctuation in their stock price. This may cause frequent and unexpected increases or decreases in the value of your investment.

--

FOREIGN SECURITIES. Investments in foreign securities involve risks different from investments in U.S. securities. These risks include the risks associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Because of these risk factors, the share price of the International Equity Index Fund and the Diversified International Fund is expected to be volatile, and you should be able to sustain sudden, and sometimes substantial, fluctuations in the value of your investment.

--

EUROPE. Europe includes countries with highly-developed markets as well as countries with emerging markets. Many developed countries in Western Europe are members of the European Union and the European Monetary Union which require compliance with stringent fiscal and monetary controls. The markets of Eastern European countries continue to remain relatively undeveloped and are sensitive to political and economic developments.

--

ASIA. Asia includes countries in all stages of economic development from the highly developed market economy of Japan to the emerging market economy of the People's Republic of China. Generally, Asian economies face over-extension of credit, currency

------
  61
devaluation, rising unemployment, decreased exports and economic recessions. Currency devaluation in any one country may have a negative affect on the entire region. The markets in each Asian country suffered significant downturns and volatility in recent years. Although the Asian markets are recovering, continued volatility may persist.

--

LATIN AMERICA. Latin American countries are considered to be emerging market economies that are marked by high interest rates, inflation and unemployment. Currency devaluation in any one country may have an adverse affect on the entire region. The markets in many Latin American countries have experienced significant downturns as well as significant volatility in recent years. Although the Latin American market appears to be recovering, continued volatility may persist. A small number of companies and industries, including the telecommunications sector, represent a large portion of the market in many Latin American countries.

--

SECURITIES OF HEALTH SCIENCES COMPANIES. The Health Sciences Fund invests a significant portion of its assets in the securities of companies in industries in the health sciences sector. Because of this focus, the Fund's performance is closely tied to, and affected by, regulatory, business and economic developments that impact industries in this sector.


 .   Industries in the health sciences sector are subject to comprehensive government regulation and scrutiny. Changes in legislation or government regulation may have a detrimental impact on the Fund and its share price.


 .   The activities of health sciences companies may be dependent upon government funding and reimbursements from governmental programs and agencies. If such funding is withdrawn or decreased, the Fund may be adversely impacted.


 .   The Fund also invests in health sciences companies that are dependent upon the successful development of new products. Such products often require regulatory approval. Denial or delays of regulatory approvals may have an adverse impact on the companies in which the Fund invests. In addition, because of the rapid pace of medical research and development, products and services produced by such companies may become obsolete or have relatively short product cycles.


 .   Health sciences companies are especially vulnerable to patent infringement, product liability, or other litigation.


 .   The Fund may invest a significant portion of its assets in a single industry or small group of industries within the health sciences sector. Such concentration increases the risk of loss to the Fund.


--

SECURITIES OF TECHNOLOGY COMPANIES: The Technology Fund invests a significant portion of its assets in the securities of companies in the technology sector. Because of this focus, the Fund's performance is closely tied to and affected by this sector. The valuation of many technology stocks could be high when considered by such traditional measures of value as price-to-earnings ratios, price-to-book or dividend yield. This reflects the fact that many technology stocks are issued by relatively new companies that have not yet achieved profitability. Companies in the rapidly changing technology field also often have unusually high price volatility. For example, products and services that at first appear promising may not prove

------
62
commercially successful. Such earnings disappointments can result in sharp stock price declines. Competitive pressures also may have a significant effect on the financial condition of technology-sensitive companies. For example, if technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, increasingly aggressive pricing may affect the profitability of companies in which the Fund invests. In addition, because of the rapid pace of technological development, products and services produced by companies in which the Fund invests may become obsolete or have relatively short product cycles.
As a result the Fund's value and returns may be considerably more volatile and pose greater risks than the value and returns of other mutual funds with greater diversification among economic sectors.

For more information about risks associated with the types of investments that the Equity Funds purchase, please read "Fund Summaries: Investments, Risk & Performance, Appendix A" and the Statement of Additional Information.




--------------------------------------------------------------------------------

Temporary Defensive Positions

To respond to unusual market conditions, the Funds may invest their assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments and may prevent the Funds from meeting their investment objectives.

                           WHAT IS A CASH EQUIVALENT?

Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

------
  63

                                                         PORTFOLIO TURNOVER


The percentage of total assets that each Fund may invest in cash and cash equivalents is as follows:


                                 PERCENTAGE OF
FUND                             TOTAL ASSETS
----------------------------------------------
Small Cap Growth Fund                100%
----------------------------------------------
Small Cap Value Fund                 100%
----------------------------------------------
Mid Cap Growth Fund                  100%
----------------------------------------------
Mid Cap Value Fund                   100%
----------------------------------------------
Diversified Mid Cap Fund             100%
----------------------------------------------
Large Cap Growth Fund                100%
----------------------------------------------
Large Cap Value Fund                 100%
----------------------------------------------
Equity Income Fund                   100%
----------------------------------------------
Diversified Equity Fund              100%
----------------------------------------------
Balanced Fund                        100%
----------------------------------------------
Equity Index Fund                     10%/1/
----------------------------------------------
Market Expansion Index Fund           10%/1/
----------------------------------------------
Health Sciences Fund                 100%
----------------------------------------------
Technology Fund                      100%
----------------------------------------------
International Equity Index Fund       10%/1/
----------------------------------------------
Diversified International Fund       100%


1 Assets held in margin deposits and segregated accounts for futures contracts are not considered cash or cash equivalents for purposes of the percentage limitation.

--------------------------------------------------------------------------------

Portfolio Turnover

The Funds may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Portfolio turnover may vary greatly from year to year, as well as within a particular year.

Higher portfolio turnover rates will likely result in higher transaction costs to the Funds and may result in additional tax consequences to you. The portfolio turnover rate for each Fund for the fiscal year ended June 30, 2001, is shown on the Financial Highlights.


To the extent portfolio turnover results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates.

------
64
     one group(R)

     -------------------
                                   [GRAPHIC]




How to Do Business with One Group Mutual Funds

--------------------------------------------------------------------------------
Purchasing Fund Shares

Where can I buy shares?


You may purchase Fund shares:

 . Directly from One Group through The One Group Services Company (the
  "Distributor"), and

 . From Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent.

When can I buy shares?

 . Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange ("NYSE") is closed, including the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

 . Purchase requests received before 4 p.m. Eastern Time ("ET") will be effective that day. On occasion, the NYSE will close before 4 p.m. ET. When that happens, purchase requests received after the NYSE closes will be effective the following business day.

 . If a Shareholder Servicing Agent holds your shares, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

 . The Distributor can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order.

 . Shares are electronically recorded. Therefore, certificates will not be issued.

What kind of shares can I buy?

This prospectus offers Class A, Class B and Class C shares, all of which are available to the general public :

 . Each share class has different sales charges and expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, and the sales charges and expenses applicable to each class of shares. Sales charges are discussed in the section of this prospectus entitled SALES CHARGES.


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 .  One Group Fund Direct IRA and 403(b). One Group offers retirement plans.
   These plans allow participants to defer taxes while their retirement savings grow. Call 1-800-480-4111 for an Adoption Agreement.

How much do shares cost?


 .  Shares are sold at net asset value ("NAV") plus a sales charge, if any.

 . Each class of shares in each Fund has a different NAV. This is primarily because each class has different distribution expenses.

 . NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class expenses) by the number of outstanding shares in that class.

 . The market value of a Fund's investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security's value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company) but before a Fund's NAV is calculated, that security may be valued by another method that the Funds believe accurately reflects fair value.


 . A Fund's NAV changes every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.

How do I open an account?

1. Read the prospectus carefully, and select the Fund or Funds and share class most appropriate for you.


2.  Decide how much you want to invest.

 .  The minimum initial investment is $1,000 per Fund.


 . You are required to maintain a minimum account balance equal to the minimum initial investment in each Fund.

 .  Subsequent investments must be at least $25 per Fund.

 . You may purchase no more than $249,999 of Class B shares. This is because Class A shares offer a reduced sales charge on purchases of $250,000 or more and have lower expenses. The section of this prospectus entitled "What kind of shares can I buy?" provides information that can help you choose the appropriate share class.

 .  These minimums may be waived.

3. Complete the Account Application Form. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.


4. Send the completed application and a personal check (unless you choose to pay by wire) to:

                             ONE GROUP MUTUAL FUNDS
                                 P.O. BOX 8528
                             BOSTON, MA 02266-8528


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Contributions to Fund Direct IRAs should be made payable to "One Group Mutual
Funds for the Benefit of (your name)."

If you choose to pay by wire, please call 1-800-480-4111.

5. All checks must be in U.S. dollars. One Group does not accept "third party checks." Checks made payable to any individual or company and endorsed to One Group Mutual Funds are considered third party checks.

ALL CHECKS MUST BE PAYABLE TO ONE OF THE FOLLOWING:

 .  One Group Mutual Funds; or

 .  the specific Fund in which you are investing.

Checks made payable to any party other than those listed above will be returned to the address provided on the account application.

6. Each time you purchase One Group shares by check or ACH, there is a seven-day holding period before you can redeem those shares. This gives One Group time to receive and collect money to cover your investment.


7. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

8. If you have any questions, contact your Shareholder Servicing Agent or call 1-800-480-4111.
Can I purchase shares over the telephone?


Yes. Simply select this option on your Account Application Form and then:

 . Contact your Shareholder Servicing Agent or call 1-800-480-4111 to relay your purchase instructions.

 . Authorize a bank transfer or initiate a wire transfer to the following wire address:

   state street bank and trust company
   attn: custody & shareholder services
   aba 011 000 028
   dda 99034167
   fbo one group fund
    (ex: one group balanced fund--a)
   your account number
    (ex: 123456789)
   your account registration
    (ex: john smith & mary smith, jtwros)

 . One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

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


 . You may revoke your right to make purchases over the telephone by sending a letter to:

                             ONE GROUP MUTUAL FUNDS
                                 P.O. BOX 8528
                             BOSTON, MA 02266-8528


Can I automatically invest on a systematic basis?

Yes. You may purchase additional Class A, Class B and Class C shares by making automatic monthly investments from your bank account. The minimum initial investment is still $1,000 per Fund. To establish a Systematic Investment Plan:

 .  Select the "Systematic Investment Plan" option on the Account Application
   Form.

 . Provide the necessary information about the bank account from which your investments will be made.

 . Shares purchased under a Systematic Investment Plan may not be redeemed for five (5) business days.

 . One Group currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

 .  You may revoke your election to make systematic investments by calling 1-
   800-480-4111 or by sending a letter to:

                             ONE GROUP MUTUAL FUNDS
                                 P.O. BOX 8528
                             BOSTON, MA 02266-8528


Conversion Feature

Your Class B shares automatically convert to Class A shares after eight years (measured from the end of the month in which they were purchased).

 . After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares.

 . You will not be assessed any sales charges or fees for conversion of shares, nor will you be subject to any federal income tax.

 . Because the share price of the Class A shares may be higher than that of the Class B shares at the time of conversion, you may receive fewer Class A shares; however, the dollar value will be the same.

 . If you have exchanged Class B shares of one Fund for Class B shares of another, the time you held the shares in each Fund will be added together.

--------------------------------------------------------------------------------
Sales Charges

The Distributor compensates Shareholder Servicing Agents who sell shares of One Group. Compensation comes from sales charges, 12b-1 fees and payments by the Distributor and the Funds' investment advisor from their own resources. The tables below show the charges for each class of shares and the percentage of your investment that is paid as a commission to a Shareholder Servicing Agent.

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


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CLASS A SHARES

--------------------------------------------------------------------------------
This table shows the amount of sales charge you pay and the commissions paid to Shareholder Servicing Agents.

--------------------------------------------------------------------------------

                   SALES CHARGE AS                 COMMISSION AS
                    A PERCENTAGE   SALES CHARGE AS  A PERCENTAGE
AMOUNT OF              OF THE      A PERCENTAGE OF       OF
PURCHASES          OFFERING PRICE  YOUR INVESTMENT OFFERING PRICE
less than $50,000       5.25%           5.54%          4.75%
-----------------------------------------------------------------
$50,000-$99,999         4.50%           4.71%          4.05%
-----------------------------------------------------------------
$100,000-$249,999       3.50%           3.63%          3.05%
-----------------------------------------------------------------
$250,000-$499,999       2.50%           2.56%          2.05%
-----------------------------------------------------------------
$500,000-$999,999       2.00%           2.04%          1.60%
-----------------------------------------------------------------
$1,000,000*              none            none           none
-----------------------------------------------------------------

* For Funds other than the Equity Index Fund and the Market Expansion Index Funds, if you purchase $1 million or more of Class A shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A shares within one year of purchase and 0.50% of the purchase price if you redeem within two years of purchase. If you purchase $1 million or more of Class A shares of the Equity Index Fund or the Market Expansion Index Fund and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.50% of the purchase price if you redeem any or all of the Class A shares within one year of purchase. These charges apply unless the Distributor receives notice before you invest indicating that your Shareholder Servicing Agent is waiving its commission.

Class B shares are offered at NAV, without any up-front sales charges. However, if you redeem these shares within six years of the purchase date, you will be assessed a Contingent Deferred Sales Charge ("CDSC") according to the following schedule:

CLASS B SHARES

--------------------------------------------------------------------------------

                 CDSC AS A
YEARS          PERCENTAGE OF
SINCE          DOLLAR AMOUNT
PURCHASE     SUBJECT TO CHARGE
 0-1               5.00%
------------------------------
 1-2               4.00%
------------------------------
 2-3               3.00%
------------------------------
 3-4               3.00%
------------------------------
 4-5               2.00%
------------------------------
 5-6               1.00%
------------------------------
more than 6         none
------------------------------

The Distributor pays a commission of 4.00% of the original purchase price to Shareholder Servicing Agents who sell Class B shares.

Class C shares are offered at NAV, without any up-front sales charge. However, if you redeem your shares within one year of the purchase date, you will be assessed a CDSC as follows:


CLASS C SHARES

--------------------------------------------------------------------------------

                      CDSC AS A
YEARS               PERCENTAGE OF
SINCE               DOLLAR AMOUNT
PURCHASE          SUBJECT TO CHARGE
 0-1                    1.00%
-----------------------------------
after first year         none
-----------------------------------

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

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Shareholder Servicing Agents selling Class C shares receive a commission of
1.00% of the original purchase price from the Distributor.

How the CDSC is Calculated

 . The Fund assumes that all purchases made in a given month were made on the first day of the month.

 . The CDSC is based on the current market value or the original cost of the shares, whichever is less.

 . No CDSC is imposed on share appreciation, nor is a CDSC imposed on shares acquired through reinvestment of dividends or capital gains distributions.

 . To keep your CDSC as low as possible, the Fund first will redeem the shares you have held for the longest time and thus have the lowest CDSC.

 . If you exchange Class B or Class C shares of an unrelated mutual fund for Class B or Class C shares of One Group in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to One Group shares you receive in the reorganization.


12b-1 FEES

Each One Group Fund has adopted a plan under Rule 12b-1 that allows it to pay distribution and shareholder servicing fees for the sale and distribution of shares of the Funds. These fees are called 12b-1 fees. 12b-1 fees are paid by One Group Mutual Funds to the Distributor as compensation for its services and expenses. The Distributor in turn pays all or part of the 12b-1 fee to Shareholder Servicing Agents that sell shares of One Group.

The 12b-1 fees vary by share class as follows:

1. Class A shares pay a 12b-1 fee of .35% of the average daily net assets of the Fund, which is currently being waived to .25%.

2. Class B and Class C shares pay a 12b-1 fee of 1.00% of the average daily net assets of the Fund. This will cause expenses for Class B and Class C shares to be higher and dividends to be lower than for Class A shares.

12b-1 fees, together with the CDSC, help the Distributor sell Class B and Class C shares without an "up-front" sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Shareholder Servicing Agents.

 . The Distributor may use up to .25% of the fees for shareholder servicing and up to .75% for distribution. During the last fiscal year, the Distributor received 12b-1 fees totaling .25%, 1.00%, and 1.00% of the average daily net assets of Class A, Class B and Class C shares, respectively.

 .  The Distributor may pay 12b-1 fees to its affiliates and to Banc One
   Investment Advisors and its affiliates (or any sub-advisor).

Because 12b-1 fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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Sales Charge Reductions and Waivers

Reducing your class a sales charges


There are several ways you can reduce the sales charges you pay on Class A shares:

1. Right of Accumulation: You may add the higher of the market value or original purchase price of any Class A, Class B or Class C shares of a Fund (except a money market fund) that you (and your spouse and minor children) already own to the amount of your next Class A purchase for purposes of calculating the sales charge. An Intermediary also may take advantage of this option.

2. Letter of Intent: With an initial investment of $2,000, you may purchase Class A shares of one or more funds over the next 13 months and pay the same sales charge that you would have paid if all shares were purchased at once. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested.

To take advantage of the accumulation privilege or letter of intent, complete the appropriate section of your fund application, or contact your investment representative. To determine if you are eligible for the accumulation privilege, contact 1-800-480-4111. These programs may be terminated or amended at any time.

WAIVER OF THE CLASS A SALES CHARGE

No sales charge is imposed on Class A shares of the Funds if the shares were:

1. Bought with the reinvestment of dividends and capital gains distributions.

2. Acquired in exchange for other One Group shares if a comparable sales charge has been paid for the exchanged shares.


3. Bought by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of:

 .  One Group.

 . Bank One Corporation and its subsidiaries and affiliates.

 . The Distributor and its subsidiaries and affiliates.

 . State Street Bank and Trust Company and its subsidiaries and affiliates.

 . Broker-dealers who have entered into dealer agreements with One Group and their subsidiaries and affiliates.

 . An investment sub-advisor of a fund of One Group and such sub-advisor's subsidiaries and affiliates.

4. Bought by:

 . Affiliates of Bank One Corporation and certain accounts (other than IRA
   Accounts) for which an Intermediary acts in a fiduciary, advisory, agency, custodial or accounts which participate in select affinity programs with Bank One Corporation and its affiliates and subsidiaries.

 . Accounts as to which a bank or broker-dealer charges an asset allocation fee, provided the bank or broker-dealer has an agreement with the Distributor.

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


-----------------                                                         S


 . Certain retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in sections 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts."

 . Shareholder Servicing Agents who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, consulting or other fee for their services, as well as clients of such Shareholder Servicing Agents who place trades for their own accounts if the accounts are linked to the master account of such Shareholder Servicing Agent.

5. Bought with proceeds from the sale of Class I shares of a One Group Fund or acquired in an exchange of Class I shares of a Fund for Class A shares of the same Fund, but only if the purchase is made within 60 days of the sale or distribution. Appropriate documentation may be required.

6. Bought with proceeds from the sale of Class A shares of a One Group Fund, but only if the purchase is made within 60 days of the sale or distribution. Appropriate documentation may be required. In addition, no sales charge is imposed if Class A shares of a One Group Fund are bought with the proceeds from the sale of shares of another mutual fund on which a sales charge was paid if the Distributor receives notice before you invest indicating that your Shareholder Servicing Agent is waiving its commission.


7. Bought in an IRA with the proceeds of a distribution from an employee benefit plan, but only if the purchase is made within 60 days of the sale or distribution and, at the time of the distribution, the employee benefit plan had plan assets invested in a One Group Fund.

8. Bought with assets of One Group.

9. Bought in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

10. Purchased during a Fund's special offering.

WAIVER OF THE CLASS B SALES CHARGE

No sales charge is imposed on redemptions of Class B or Class C shares of the
Funds:


1. If you withdraw no more than 10% of the value of a Fund in a 12 month period. Shares received from dividend and capital gains reinvestment are included in calculating amounts eligible for this waiver. YOU NEED TO PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PLAN TO TAKE ADVANTAGE OF THIS WAIVER. For information on the Systematic Withdrawal Plan, please see "Can I Redeem on a Systematic Basis?"


2. If you are the shareholder (or a joint shareholder) or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code) after the account is opened. The redemption must be made within one year of such death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption request and be provided with satisfactory evidence of such death or disability.

3. That represent a minimum required distribution from your One Group IRA Account or other One Group qualifying retirement plan, but only if you are at least age 70 1/2. Only your One Group assets are considered when calculating that portion of your minimum required distribution that qualifies for the waiver.

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











4. Exchanged in connection with plans of reorganization of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

5. Exchanged for Class B or Class C shares of other One Group Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read "Do I pay a sales charge on an exchange?".


6. If the Distributor receives notice before you invest indicating that your Shareholder Servicing Agent, due to the type of account that you have, is waiving its commission.




Waiver Qualifications

To take advantage of any of these sales charge waivers, you must qualify for such waiver in advance. To see if you qualify, call 1-800-480-4111 or contact your Shareholder Servicing Agent. These waivers will not continue indefinitely and may be discontinued at any time without notice.

--------------------------------------------------------------------------------

Exchanging Fund Shares

What are my exchange privileges?

You may make the following exchanges:

 . Class A shares of a Fund may be exchanged for Class I shares of that Fund or Class A or Class I shares of another One Group Fund, but only if you are eligible to purchase those shares.


 .  Class B shares of a Fund may be exchanged for Class B shares of another One
   Group Fund.

 .  Class C shares of a Fund may be exchanged for Class C shares of another One
   Group Fund.

One Group Funds offer a Systematic Exchange Privilege which allows you to automatically exchange shares of one fund to another on a monthly or quarterly basis. This privilege is useful in Dollar Cost Averaging. To participate in the Systematic Exchange Privilege, please select it on your account application. To learn more about it, please call 1-800-480-4111.

One Group does not charge a fee for this privilege. In addition, One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.

When are exchanges processed?

Exchanges are processed the same business day they are received, provided:

 .  State Street Bank and Trust Company receives the request by 4:00 p.m., ET.

 . You have provided One Group with all of the information necessary to process the exchange.

 . You have received a current prospectus of the Fund or Funds in which you wish to invest.

 .  You have contacted your Shareholder Servicing Agent, if necessary.

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Do I pay a sales charge on an exchange?

Generally, you will not pay a sales charge on an exchange. However:

 .  You will pay a sales charge if you bought Class A shares of a Fund:

 1. That does not charge a sales charge and you want to exchange them for shares of a Fund that does, in which case you would pay the sales charge applicable to the Fund into which you are exchanging.

 2. That charged a lower sales charge than the Fund into which you are exchanging, in which case you would pay the difference between that Fund's sales charge and all other sales charges you have already paid.

 . If you exchange Class B or Class C shares of a Fund, you will not pay a sales charge at the time of the exchange, however:

 1. Your new Class B or Class C shares will be subject to the higher CDSC of either the Fund from which you exchanged, the Fund into which you exchanged, or any Fund from which you previously exchanged.

 2. The current holding period for your exchanged Class B or Class C shares is carried over to your new shares.

 . Because exchanges involve redemptions, you will pay a redemption fee of 2.00% of the value of the shares redeemed if you exchange shares of the International Equity Index Fund or the Diversified International Fund for shares of another One Group Fund within 90 days of purchase.


Are exchanges taxable?

Generally:

 . An exchange between Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.


 . An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

 .  You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

Yes. The exchange privilege is not intended as a way for you to speculate on short term movements in the market. Therefore:

 . To prevent disruptions in the management of the Funds, One Group limits excessive exchange activity. EXCHANGE ACTIVITY IS EXCESSIVE IF IT EXCEEDS TWO SUBSTANTIVE EXCHANGE REDEMPTIONS WITHIN 30 DAYS OF EACH OTHER.

 . Excessive exchange activity will result in revocation of your exchange privilege.

 .  In addition, One Group reserves the right to reject any exchange request
   (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.

 . Due to the relatively high cost of maintaining small accounts, One Group reserves the right to either charge a sub-minimum account fee of $10 or redeem all shares and close the account if, due to exchanges, your account value falls below the minimum required balance. For information on minimum required balances, please read, "How Do I Open An Account?"

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Redeeming Fund Shares

When can I redeem shares?


You may redeem all or some of your shares on any day that the Funds are open for business.

 . Redemption requests received before 4:00 p.m. ET (or when the NYSE closes) will be effective that day.

 . All required documentation in the proper form must accompany a redemption request. One Group may refuse to honor incomplete redemption requests.

How do I redeem shares?

 .  You may use any of the following methods to redeem your shares:

1. You may send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

                             ONE GROUP MUTUAL FUNDS
                                 P.O. BOX 8528
                             BOSTON, MA 02266-8528


2. You may redeem over the telephone. Please see "Can I Redeem By Telephone?" for more information.

 .  ALL REQUESTS FOR REDEMPTIONS FROM IRA ACCOUNTS MUST BE IN WRITING.

1. You may request IRA redemption forms by calling 1-800-480-4111 or visiting www.onegroup.com.


 . One Group may require that the signature on your redemption request be guaranteed by a participant in the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

1.  the redemption is for shares worth $50,000 or less; AND

2.  the redemption is payable to the shareholder of record; AND

3. the redemption check is mailed to the shareholder at the record address or the redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account.

 . On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:

1.  a designated commercial bank; or

2.  your Shareholder Servicing Agent.

 .  State Street Bank and Trust Company may charge you a wire redemption fee.
   The current fee is $7.00.


 . Your redemption proceeds will be paid within seven days after receipt of the redemption request.

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







What will my shares be worth?

 . If you own Class A shares and the Fund receives your redemption request by 4:00 p.m. ET (or when the NYSE closes), you will receive that day's NAV.

 . If you own Class B or Class C shares and the Fund receives your redemption request by 4:00 p.m. ET (or when the NYSE closes), you will receive that day's NAV, minus the amount of any applicable CDSC.

 . If you sell your shares of the International Equity Index Fund or the Diversified International Fund within 90 days of purchase, you will pay a redemption fee of 2.00% on the value of the shares sold. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains) or shares redeemed on a systematic basis. The redemption fees are paid to the Funds and are designed to offset the brokerage commissions, capital gains impact, and other costs associated with fluctuations in Fund assets levels and cash flow caused by short-term shareholder trading.


Can I redeem by telephone?

Yes, if you selected this option on your Account Application Form.

 . Contact your Shareholder Servicing Agent or call 1-800-480-4111 to relay your redemption request.

 . Your redemption proceeds will be mailed or wired to the commercial bank account you designated on your Account Application Form.


 . One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

 .  REDEMPTIONS FROM YOUR IRA ACCOUNT MAY NOT BE MADE BY TELEPHONE.

Can I redeem on a systematic basis?

If you have an account value of at least $10,000, you may elect to receive monthly, quarterly or annual payments of not less than $100 each. This $10,000 minimum does not apply to minimum required distributions from your One Group IRA or other qualifying retirement plan.

 .  Select the "Systematic Withdrawal Plan" option on the Account Application
   Form.

 .  Specify the amount you wish to receive and the frequency of the payments.

 .  You may designate a person other than yourself as the payee.

 .  There is no fee for this service.


 .  If you select this option, please keep in mind that:

 1. It may not be in your best interest to buy additional Class A shares while participating in a Systematic Withdrawal Plan. This is because Class A shares have an up-front sales charge.

 2. If you own Class B or Class C shares, you or your designated payee may receive systematic payments. The applicable Class B or Class C sales charge is waived provided your withdrawals do not exceed 10% of a Fund's value annually measured from the date you begin participating in the Plan. SHARES RECEIVED FROM DIVIDEND AND CAPITAL GAINS REINVESTMENT ARE INCLUDED IN CALCULATING THE 10%. WITHDRAWALS IN EXCESS OF 10% WILL SUBJECT THE ENTIRE ANNUAL WITHDRAWAL TO THE APPLICABLE SALES LOAD.



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76

-----------------
 3. If you are age 70 1/2, you may elect to receive payments to the extent that the payment represents a minimum required distribution from a One Group IRA or other One Group qualifying retirement plan. Only One Group assets are considered when calculating your minimum required distribution.

 4. If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

 . Generally, all redemptions will be for cash. However, if you redeem shares worth $500,000 or more of a Fund's assets, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.



 . Due to the relatively high cost of maintaining small accounts, One Group reserves the right to either charge a sub-minimum account fee of $10 or redeem all shares and close the account if, due to redemptions or exchanges, your account value falls below the minimum required balance. For information on minimum required balances, please read, "How Do I Open An Account?"


 No CDSC is charged on such redemptions.

 .  One Group may suspend your ability to redeem when:

 1.  Trading on the New York Stock Exchange ("NYSE") is restricted.

 2.  The NYSE is closed (other than weekend and holiday closings).

 3.  The SEC has permitted a suspension.

 4.  An emergency exists.

The Statement of Additional Information offers more details about this process.

 . You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

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     one group(R)


     -------------------



Privacy Policy


Privacy Policy

--------------------------------------------------------------------------------

One Group Mutual Funds understands that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.


KEY DEFINITIONS


This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:


  . Consumer -- an individual who applies for or obtains a financial product or service from One Group Mutual Funds for personal, family or household purposes, including individuals who don't have a continuing relationship with One Group Mutual Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representatives, but do not invest in One Group Mutual Funds.


  . Customer -- a consumer who has a continuing relationship with One Group Mutual Funds through record ownership of fund shares.


  . Nonpublic personal information -- any personally identifiable financial information about a consumer that is obtained by One Group Mutual Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory listing is an example of public information.


COLLECTION OF NONPUBLIC PERSONAL INFORMATION


We collect information to service your account, to protect you from fraud and to make available products and services that may be of interest to you. We collect nonpublic personal information about you from the following sources:


  . Information we receive from you on applications or other forms, on our website or through other means;


  . Information we receive from you through transactions, correspondence and other communications with us; and


  . Information we otherwise obtain from you in connection with providing you a financial product or service.


INFORMATION SHARING WITH NON-AFFILIATED THIRD PARTIES


We do not share any nonpublic personal information about our customers or former customers with anyone, except as required or permitted by law. This means we may disclose all of the information we collect, as described above, to companies who help us maintain and service your account. For instance, we will share information with the transfer agent for One Group Mutual Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to


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78
update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas or as described in the following section.


INFORMATION SHARING WITH JOINT MARKETERS


We also may share the information described above in COLLECTION OF NONPUBLIC PERSONAL INFORMATION with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint marketing agreements. However, we only provide information about you to that broker-dealer or financial intermediary from whom you purchased your One Group shares. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.


CHILDREN'S ONLINE PRIVACY ACT DISCLOSURE


From our website, One Group Mutual Funds does not knowingly collect or use personal information from children under the age of 13 without obtaining verifiable consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.


SECURITY


For your protection, One Group Mutual Funds maintains security standards and procedures that we continually update to safeguard against unauthorized disclosure of information or access to information about you.


We restrict access to nonpublic personal information about you to those individuals who need to know that information to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.


ONE GROUP MUTUAL FUNDS' PRIVACY COMMITMENT


One Group Mutual Funds is committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.onegroup.com.


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     one group(R)


     -------------------

Shareholder Information


Voting Rights

--------------------------------------------------------------------------------

The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective, or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.

Dividend Policies

--------------------------------------------------------------------------------

DIVIDENDS. Except for the Balanced Fund, the Equity Income Fund, the International Equity Index Fund, the Diversified International Fund, and the Technology Fund, the Funds generally declare dividends on the last business day of each quarter. The Balanced Fund and the Equity Income Fund generally declare dividends on the last business day of the month. The International Equity Index Fund, the Diversified International Fund, and the Technology Fund generally declare dividends on the last business day of each year. Dividends for the Funds are distributed on the first business day of the next month after they are declared. Capital gains, if any, for all Funds are distributed at least annually.

The Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

DIVIDEND REINVESTMENT. You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payments in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

If you elect to receive distributions in cash and the U.S. Postal Service twice returns your check to One Group as "undeliverable", your check will be credited back to your One Group account and all future distributions will be reinvested in One Group shares.


If you want to change the way in which you receive dividends and distributions, you must write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street. You also may call 1-800-480-4111 to make this change.

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SPECIAL DIVIDEND RULES FOR CLASS B SHARES. Class B shares received as dividends and capital gains distributions will be accounted for separately. Each time any Class B shares (other than those in the sub-account) convert to Class A shares, a percentage of the Class B shares in the sub-account will also convert to Class A shares. (See "Conversion Feature.")

--------------------------------------------------------------------------------
Tax Treatment of Shareholders

taxation of shareholder transactions.

A sale, exchange, or redemption of Fund shares generally will produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions.

Taxation of Distributions

Each Fund will distribute substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses) and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) on at least an annual basis. Dividends you receive from a Fund, whether reinvested or received in cash, will be taxable to you. Dividends from a Fund's net investment income will be taxable as ordinary income and distributions from a Fund's long-term capital gains will be taxable to you as such, regardless of how long you have held the shares. Distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment (and thus were included in the price you paid). A Fund may produce taxable capital gains even if it does not have income to distribute and performance has been poor.


Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.


Taxation of Foreign Investments

With respect to the International Equity Index Fund and the Diversified International Fund, the Funds' investments in foreign securities may be subject to foreign withholding. In that case, the Funds' yield on those securities would be reduced. You may, however, be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Funds' investments in foreign securities or foreign currencies may increase or accelerate the Funds' recognition of ordinary income and may affect the timing or amount of the Funds' distributions.

Taxation of Retirement Plans

Distributions by the Funds to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual as described in "Taxation of Distributions." If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of making such an investment.

Tax Information

The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders.


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


                                              SHAREHOLDER STATEMENTS AND REPORTS
--------------------------------------------------------------------------------

Shareholder Statements and Reports

One Group or your Shareholder Servicing Agent will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. One Group will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Shareholder Servicing Agent may have a different cut-off time.

To reduce expenses and conserve natural resources, One Group will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or One Group reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and One Group will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.onegroup.com and sign up for electronic delivery.

If you are the record owner of your One Group shares (that is, you did not use a Shareholder Servicing Agent to buy your shares), you may access your account statements at www.onegroup.com.

In March and September, you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to One Group Mutual Funds at 1111 Polaris Parkway, Columbus, OH 43271-1235, call 1-800-480-4111 or visit www.onegroup.com.

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     one group(R)

     -------------------


Management of One Group Mutual Funds

--------------------------------------------------------------------------------
The Advisor

Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual corporate, charitable and retirement accounts. As of June 30, 2001, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $132 billion in assets.


--------------------------------------------------------------------------------
Advisory Fees

Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each Fund. For the most recent fiscal year, the Funds paid advisory fees at the following rates:


                                                    ANNUAL RATE
                                                  AS PERCENTAGE OF
FUND                                          AVERAGE DAILY NET ASSETS
One Group(R) Small Cap Growth Fund                      .74%
----------------------------------------------------------------------
One Group(R) Small Cap Value Fund                       .62%
----------------------------------------------------------------------
One Group(R) Mid Cap Growth Fund                        .73%
----------------------------------------------------------------------
One Group(R) Mid Cap Value Fund                         .71%
----------------------------------------------------------------------
One Group(R) Diversified Mid Cap Fund                   .60%
----------------------------------------------------------------------
One Group(R) Large Cap Growth Fund                      .69%
----------------------------------------------------------------------
One Group(R) Large Cap Value Fund                       .74%
----------------------------------------------------------------------
One Group(R) Equity Income Fund                         .67%
----------------------------------------------------------------------
One Group(R) Diversified Equity Fund                    .72%
----------------------------------------------------------------------
One Group(R) Balanced Fund                              .54%
----------------------------------------------------------------------
One Group(R) Equity Index Fund                          .15%
----------------------------------------------------------------------
One Group(R) Market Expansion Index Fund                .08%
----------------------------------------------------------------------
One Group(R) Health Sciences Fund/1/                      NA
----------------------------------------------------------------------
One Group(R) Technology Fund/2/                           NA
----------------------------------------------------------------------
One Group(R) International Equity Index Fund            .55%
----------------------------------------------------------------------
One Group(R) Diversified International Fund             .77%
----------------------------------------------------------------------


/1/The Fund began operations on March 23, 2001 and does not have a full fiscal year of advisory fees. Under the investment advisory agreement with the Fund, Banc One Investment Advisors is entitled to a fee, which is calculated daily and paid monthly, equal to .85% of the assets of the Fund.


2 The Fund began operations on July 28, 2000 and does not have a full fiscal year of advisory fees. Under the investment advisory agreement with the Fund, Banc One Investment Advisors is entitled to a fee, which is calculated daily and paid monthly, equal to 1.00% of the assets of the Fund.



------
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

--------------------------------------------------------------------------------

The Fund Managers

The Funds are managed by teams of Fund managers, research analysts and other investment management professionals. For all the Funds, except the International Equity Index Fund, the Equity Index Fund, and the Market Expansion Index Fund, each team member makes recommendations about the securities in the Funds. The research analysts provide in-depth industry analysis and recommendations, while the portfolio managers determine strategy, industry weightings, Fund holdings and cash positions.

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     one group(R)

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[GRAPHIC]

FINANCIAL HIGHLIGHTS



The Financial Highlights tables are intended to help you understand the Funds' performance for the last five years or the period of the Funds' operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information for the Funds has been audited by PricewaterhouseCoopers LLP and other independent accountants. PricewaterhouseCoopers' report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.



                                              YEAR ENDED JUNE 30,
SMALL CAP GROWTH FUND                 ---------------------------------------
CLASS A                               2001  2000     1999     1998     1997
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $ 10.61  $ 12.02  $ 10.94  $ 10.73
------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)                (0.01)   (0.02)   (0.03)   (0.04)
 Net realized and unrealized gains
  (losses) from investments                   3.19    (0.20)    2.44     1.35
------------------------------------------------------------------------------
Total from Investment Activities              3.18    (0.22)    2.41     1.31
------------------------------------------------------------------------------
Distributions:
 Net realized gains                          (0.88)   (1.19)   (1.33)   (1.10)
Total Distributions                          (0.88)   (1.19)   (1.33)   (1.10)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $ 12.91  $ 10.61  $ 12.02  $ 10.94
------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)        31.79%   (0.53%)  23.28%   13.52%
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)         $71,858  $22,081  $21,634  $17,299
 Ratio of expenses to average net
  assets                                     1.30%    1.31%    1.31%    1.27%
 Ratio of net investment income to
  average net assets                        (0.48%)  (0.24%)  (0.31%)  (0.41%)
 Ratio of expenses to average net
  assets*                                    1.41%    1.44%    1.44%    1.45%
 Portfolio turnover(a)                     163.03%  127.83%   83.77%   92.01%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.



                                                YEAR ENDED JUNE 30,
                                         -------------------------------------
CLASS B                                  2001  2000     1999     1998    1997
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $ 10.26  $ 11.79  $10.84  $10.72
-------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)                   (0.01)   (0.06)  (0.03)  (0.10)
 Net realized and unrealized gains
  (losses) from investments                      2.99    (0.28)   2.31    1.32
-------------------------------------------------------------------------------
Total from Investment Activities                 2.98    (0.34)   2.28    1.22
-------------------------------------------------------------------------------
Distributions:
 Net realized gains                             (0.88)   (1.19)  (1.33)  (1.10)
Total Distributions                             (0.88)   (1.19)  (1.33)  (1.10)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $ 12.36  $ 10.26  $11.79  $10.84
-------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)           30.89%   (1.69%) 22.24%  12.74%
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)            $27,843  $10,278  $8,567  $3,835
 Ratio of expenses to average net assets        2.05%    2.06%   2.06%   2.02%
 Ratio of net investment income to
  average net assets                           (1.23%)  (1.00%) (1.02%) (1.16%)
 Ratio of expenses to average net
  assets*                                       2.06%    2.09%   2.09%   2.12%
 Portfolio turnover(a)                        163.03%  127.83%  83.77%  92.01%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


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     one group(R)

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[GRAPHIC]

FINANCIAL HIGHLIGHTS

Small Cap Growth Fund

                                                                   NOVEMBER 4,
                                            YEAR ENDED JUNE 30,      1997 TO
                                            ---------------------   JUNE 30,
CLASS C                                     2001  2000     1999      1998(A)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $ 10.43  $ 11.97    $13.03
-------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)                         -     (0.08)    (0.02)
 Net realized and unrealized gains (losses)
  from investments                                  3.07    (0.27)     0.29
-------------------------------------------------------------------------------
Total from Investment Activities                    3.07    (0.35)     0.27
-------------------------------------------------------------------------------
Distributions:
 Net realized gains                                (0.88)   (1.19)    (1.33)
Total Distributions                                (0.88)   (1.19)    (1.33)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $ 12.62  $ 10.43    $11.97
-------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)              31.27%   (1.75%)    3.08%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)               $   770  $   129    $   90
 Ratio of expenses to average net assets           2.05%    2.06%     2.05%(c)
 Ratio of net investment income to average
  net assets                                      (1.24%)  (1.02%)   (0.85%)(c)
 Ratio of expenses to average net assets*          2.06%    2.09%     2.07%(c)
 Portfolio turnover(d)                           163.03%  127.83%    83.77%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

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     one group(R)

     -------------------
[GRAPHIC]

FINANCIAL HIGHLIGHTS



                                               SIX MONTHS      YEAR ENDED
                         YEAR ENDED JUNE 30,     ENDED        DECEMBER 31,
SMALL CAP VALUE FUND     --------------------   JUNE 30,     ----------------
CLASS A                    2001      2000       1999(A)       1998     1997
------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD              $     14.04   $ 14.81      $ 16.03  $ 13.70
------------------------------------------------------------------------------
Investment Activities:
 Net investment income
  (loss)                                 0.03     (0.05)       (0.10)   (0.06)
 Net realized and
  unrealized gains
  (losses) from
  investments                           (0.45)    (0.64)       (0.59)    4.16
------------------------------------------------------------------------------
Total from Investment
 Activities                             (0.42)    (0.69)       (0.69)    4.10
------------------------------------------------------------------------------
Distributions:
 Net investment income                  (0.10)       -            -        -
 Net realized gains                        -      (0.08)       (0.46)   (1.77)
 In excess of net
  realized gains                           -         -         (0.07)      -
Total Distributions                     (0.10)    (0.08)       (0.53)   (1.77)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                           $     13.52   $ 14.04      $ 14.81  $ 16.03
------------------------------------------------------------------------------
Total Return (Excludes
 Sales Charge)                         (2.94%)   (4.61%)(b)   (4.29%)  30.16%
RATIOS/SUPPLEMENTARY
 DATA:
 Net assets at end of
  period (000)                    $    14,725   $26,592      $32,217  $21,836
 Ratio of expenses to
  average net assets                    1.18%     1.17%(c)     1.19%    1.18%
 Ratio of net investment
  income to average net
  assets                                0.60%    (0.58%)(c)   (0.73%)  (0.68%)
 Ratio of expenses to
  average net assets*                   1.40%     1.29%(c)     1.19%    1.18%
 Portfolio turnover(d)                146.46%    50.90%       42.39%   58.29%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Small Cap Opportunity Fund became the Small Cap Value Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Small Cap Opportunity Fund. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


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     one group(R)

     -------------------
[GRAPHIC]

FINANCIAL HIGHLIGHTS

Small Cap Value Fund


                         YEAR ENDED JUNE 30,   SIX MONTHS  ENDED YEAR ENDED DECEMBER 31,
                         --------------------      JUNE 30,      -----------------------
CLASS B                    2001      2000           1999(A)         1998         1997
------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD              $     13.63       $14.41       $     15.74  $     13.58
------------------------------------------------------------------------------------------
Investment Activities:
 Net investment income
  (loss)                                (0.06)       (0.11)            (0.17)       (0.07)
 Net realized and
  unrealized gains
  (losses) from
  investments                           (0.44)       (0.59)            (0.63)        4.00
------------------------------------------------------------------------------------------
Total from Investment
 Activities                             (0.50)       (0.70)            (0.80)        3.93
------------------------------------------------------------------------------------------
Distributions:
 Net investment income                  (0.06)          -                 -            -
 Net realized gains                        -         (0.08)            (0.46)       (1.77)
 In excess of net
  realized gains                           -            -              (0.07)          -
Total Distributions                     (0.06)       (0.08)            (0.53)       (1.77)
------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                                $13.07       $13.63            $14.41       $15.74
------------------------------------------------------------------------------------------
Total Return (Excludes
 Sales Charge)                         (3.67%)      (4.81%)(c)        (5.11%)      29.17%
RATIOS/SUPPLEMENTARY
 DATA:
 Net assets at end of
  period (000)                    $     2,531       $3,320       $     4,014  $     1,799
 Ratio of expenses to
  average net assets                    1.93%        1.94%(d)          1.94%        1.93%
 Ratio of net investment
  income to average net
  assets                               (0.14%)      (1.34%)(d)        (1.48%)      (1.43%)
 Ratio of expenses to
  average net assets*                   2.05%        2.02%(d)          1.94%        1.93%
 Portfolio turnover(e)                146.46%       50.90%            42.39%       58.29%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Small Cap Opportunity Fund became the Small Cap Value Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Small Cap Opportunity Fund. (B) Period from commencement of operations. (C) Not annualized. (D) Annualized. (E) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                  MARCH 22,
                                            YEAR ENDED JUNE 30,    1999 TO
                                            --------------------  JUNE 30,
CLASS C                                       2001      2000       1999(A)
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD
------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)                               0.06        -
 Net realized and unrealized gains (losses)
  from
  investments                                              (0.55)     1.53
------------------------------------------------------------------------------
Total from Investment Activities                           (0.49)     1.53
------------------------------------------------------------------------------
Distributions:
 Net investment income                                     (0.06)       -
Total Distributions                                        (0.06)       -
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $     13.05   $ 13.60
------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                      (3.57%)   12.68%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)                   $        50   $    19
 Ratio of expenses to average net assets                   1.94%     1.94%(c)
 Ratio of net investment income to average
  net assets                                               0.21%    (1.13%)(c)
 Ratio of expenses to average net assets*                  2.06%     2.11%(c)
 Portfolio turnover(d)                                   146.46%    50.90%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized.
  (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
88

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     one group(R)

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[GRAPHIC]

FINANCIAL HIGHLIGHTS





                                             YEAR ENDED JUNE 30,
MID CAP GROWTH FUND                 -----------------------------------------
CLASS A                             2001   2000      1999     1998     1997
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                  $  25.02  $  22.36  $ 19.37  $ 18.76
------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)               (0.11)    (0.10)   (0.08)    0.21
 Net realized and unrealized gains
  (losses) from investments                  8.40      5.46     5.65     3.58
------------------------------------------------------------------------------
Total from Investment Activities             8.29      5.36     5.57     3.79
------------------------------------------------------------------------------
Distributions:
 Net investment income                         -         -        -     (0.24)
 In excess of net investment income            -         -        -     (0.02)
 Net realized gains                         (4.08)    (2.70)   (2.58)   (2.92)
Total Distributions                         (4.08)    (2.70)   (2.58)   (3.18)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $  29.23  $  25.02  $ 22.36  $ 19.37
------------------------------------------------------------------------------
Total Return (Excludes Sales
 Charge)                                   36.25%    27.87%   30.95%   22.52%
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)       $343,284  $159,292  $95,647  $43,370
 Ratio of expenses to average net
  assets                                    1.24%     1.24%    1.25%    1.25%
 Ratio of net investment income to
  average net assets                       (0.64%)   (0.60%)  (0.60%)   0.92%
 Ratio of expenses to average net
  assets*                                   1.34%     1.34%    1.35%    1.34%
 Portfolio turnover(a)                    181.78%   141.46%  158.43%  301.35%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                                             YEAR ENDED JUNE 30,
                                    -----------------------------------------
CLASS B                             2001   2000      1999     1998     1997
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                  $  23.67  $  21.44  $ 18.82  $ 18.43
------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)               (0.12)    (0.18)   (0.15)    0.11
 Net realized and unrealized gains
  (losses) from investments                  7.70      5.11     5.35     3.44
------------------------------------------------------------------------------
Total from Investment Activities             7.58      4.93     5.20     3.55
------------------------------------------------------------------------------
Distributions:
 Net investment income                         -         -        -     (0.22)
 In excess of net investment income            -         -        -     (0.02)
 Net realized gains                         (4.08)    (2.70)   (2.58)   (2.92)
Total Distributions                         (4.08)    (2.70)   (2.58)   (3.16)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $  27.17  $  23.67  $ 21.44  $ 18.82
------------------------------------------------------------------------------
Total Return (Excludes Sales
 Charge)                                   35.23%    26.96%   29.79%   21.73%
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)       $316,729  $147,600  $90,930  $37,409
 Ratio of expenses to average net
  assets                                    1.99%     1.99%    2.00%    2.00%
 Ratio of net investment income to
  average net assets                       (1.39%)   (1.35%)  (1.35%)   0.01%
 Ratio of expenses to average net
  assets*                                   1.99%     1.99%    2.00%    2.00%
 Portfolio turnover(a)                    181.78%   141.46%  158.43%  301.35%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
  89
     one group(R)

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[GRAPHIC]

FINANCIAL HIGHLIGHTS

Mid Cap Growth Fund

                                                                  NOVEMBER 4,
                                          YEAR ENDED JUNE 30,       1997 TO
                                         -----------------------   JUNE 30,
CLASS C                                  2001   2000      1999      1998(A)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $  25.04  $  22.42   $  21.47
-------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)                    (0.20)    (0.15)     (0.04)
 Net realized and unrealized gains
  (losses) from investments                       8.33      5.47       2.77
-------------------------------------------------------------------------------
Total from Investment Activities                  8.13      5.32       2.73
-------------------------------------------------------------------------------
Distributions:
 Net realized gains                              (4.08)    (2.70)     (1.78)
Total Distributions                              (4.08)    (2.70)     (1.78)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $  29.09  $  25.04   $  22.42
-------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)            35.50%    27.57%     14.27%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)            $ 64,422  $ 16,597   $  1,088
 Ratio of expenses to average net assets         1.99%     1.99%      2.01%(c)
 Ratio of net investment income to
  average net assets                            (1.40%)   (1.32%)    (1.31%)(c)
 Portfolio turnover(d)                         181.78%   141.46%    158.43%


(A) Period from commencement of operations. (B) Not annualized. (C) Annualized.
(D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
90

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     one group(R)

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[GRAPHIC]

FINANCIAL HIGHLIGHTS





Mid Cap Value Fund



                                               YEAR ENDED JUNE 30,
                                      ----------------------------------------
CLASS A                               2001  2000      1999     1998     1997
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $ 14.93  $  16.93  $ 15.68  $ 14.72
-------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)                 0.09      0.09     0.10     0.19
 Net realized and unrealized gains
  (losses) from investments                  (0.15)     0.26     3.99     2.57
-------------------------------------------------------------------------------
Total from Investment Activities             (0.06)     0.35     4.09     2.76
-------------------------------------------------------------------------------
Distributions:
 Net investment income                       (0.09)    (0.09)   (0.10)   (0.19)
 Net realized gains                          (1.30)    (2.26)   (2.74)   (1.61)
Total Distributions                          (1.39)    (2.35)   (2.84)   (1.80)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $ 13.48  $  14.93  $ 16.93  $ 15.68
-------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)         0.05%     3.70%   27.90%   20.21%
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)         $88,721  $122,392  $29,443  $23,909
 Ratio of expenses to average net
  assets                                     1.22%     1.21%    1.21%    1.23%
 Ratio of net investment income to
  average net assets                         0.67%     0.28%    0.60%    1.26%
 Ratio of expenses to average net
  assets*                                    1.34%     1.31%    1.31%    1.31%
 Portfolio turnover(a)                     110.43%   115.65%  106.41%   92.66%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                                              YEAR ENDED JUNE 30,
                                      ---------------------------------------
CLASS B                               2001  2000     1999     1998     1997
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $ 14.80  $ 16.85  $ 15.64  $ 14.69
------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)                (0.01)      -     (0.02)    0.08
 Net realized and unrealized gains
  (losses) from investments                  (0.14)    0.22     3.98     2.55
------------------------------------------------------------------------------
Total from Investment Activities             (0.15)    0.22     3.96     2.63
------------------------------------------------------------------------------
Distributions:
 Net investment income                       (0.01)   (0.01)   (0.01)   (0.07)
 Net realized gains                          (1.30)   (2.26)   (2.74)   (1.61)
Total Distributions                          (1.31)   (2.27)   (2.75)   (1.68)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $ 13.34  $ 14.80  $ 16.85  $ 15.64
------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)        (0.61%)   2.76%   26.97%   19.19%
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)         $33,734  $41,380  $30,094  $20,499
 Ratio of expenses to average net
  assets                                     1.97%    1.95%    1.96%    1.98%
 Ratio of net investment income to
  average net assets                        (0.07%)  (0.25%)  (0.15%)   0.51%
 Ratio of expenses to average net
  assets*                                    1.99%    1.96%    1.96%    1.98%
 Portfolio turnover(a)                     110.43%  115.65%  106.41%   92.66%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
  91
     one group(R)

     -------------------
[GRAPHIC]

FINANCIAL HIGHLIGHTS

Mid Cap Value Fund

                                                                   MARCH 22,
                                            YEAR ENDED JUNE 30,     1999 TO
                                            ---------------------  JUNE 30,
CLASS C                                      2001       2000        1999(A)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $      14.80   $ 13.34
-------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)                                0.03        -
-------------------------------------------------------------------------------
 Net realized and unrealized gains (losses)
  from investments                                          (0.15)     1.46
-------------------------------------------------------------------------------
Total from Investment Activities                            (0.12)     1.46
-------------------------------------------------------------------------------
Distributions:
 Net investment income                                      (0.03)       -
 Net realized gains                                         (1.30)       -
Total Distributions                                         (1.33)       -
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $      13.35   $ 14.80
-------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                       (0.40%)   10.98%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)                   $        169   $    48
 Ratio of expenses to average net assets                    1.97%     1.95%(c)
 Ratio of net investment income to average
  net assets                                               (0.10%)   (0.44%)(c)
 Ratio of expenses to average net assets*                   2.00%     1.96%(c)
 Portfolio turnover(d)                                    110.43%   115.65%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (A) Period from commencement of operations. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
92

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[GRAPHIC]

FINANCIAL HIGHLIGHTS





                                                SIX MONTHS
                          YEAR ENDED JUNE 30,     ENDED        YEAR ENDED DECEMBER 31,
DIVERSIFIED MID CAP FUND  --------------------   JUNE 30,     -----------------------------
CLASS A                     2001      2000       1999(A)        1998      1997       1996
--------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD               $     21.96   $  20.35     $  20.89  $  17.61    $ 15.15
--------------------------------------------------------------------------------------------
Investment Activities:
 Net investment income
  (loss)                                 (0.01)     (0.04)       (0.07)    (0.03)      0.02
 Net realized and
  unrealized gains
  (losses)
  from investments                        2.58       1.70         0.92      4.87       3.74
--------------------------------------------------------------------------------------------
Total from Investment
 Activities                               2.57       1.66         0.85      4.84       3.76
--------------------------------------------------------------------------------------------
Distributions:
 Net investment income                   (0.02)        -            -         -       (0.02)
 Net realized gains                      (3.01)     (0.05)       (1.39)    (1.56)     (1.28)
Total Distributions                      (3.03)     (0.05)       (1.39)    (1.56)     (1.30)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                            $     21.50   $  21.96     $  20.35  $  20.89    $ 17.61
--------------------------------------------------------------------------------------------
Total Return (Excludes
 Sales Charge)                          13.74%      8.21%(b)     4.30%    27.56%     24.91%
RATIOS/SUPPLEMENTARY
 DATA:
 Net assets at end of
  period (000)                     $   217,623   $242,528     $278,279  $234,020    $91,516
 Ratio of expenses to
  average net assets                     1.11%      1.10%(c)     1.15%     1.09%      0.93%
 Ratio of net investment
  income to average net
  assets                                (0.01%)    (0.30%)(c)   (0.33%)   (0.20%)     0.12%
 Ratio of expenses to
  average net assets*                    1.35%      1.22%(c)     1.15%     1.09%      0.93%
 Portfolio turnover(d)                  70.01%     23.53%       26.89%    37.54%(e)  34.87%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Mid Cap Opportunity Fund became the Diversified Mid Cap Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Mid Cap Opportunity Fund. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (E) The Portfolio Turnover Percentage was adjusted for Redemptions In-Kind for shareholders that took place during 1997. The Fund's securities sales were appropriately reduced by the fair market value of the Redemptions In-Kind. The Redemptions In-Kind for the Fund was approximately $4 million.

------
  93
     one group(R)

     -------------------
[GRAPHIC]

FINANCIAL HIGHLIGHTS

Diversified Mid Cap Fund

                          YEAR ENDED                      YEAR ENDED        SEPTEMBER
                           JUNE 30,                      DECEMBER 31,        1996 TO
                         ------------  SIX MONTHS ENDED ----------------    DECEMBER
CLASS B                  2001  2000    JUNE 30, 1999(A)  1998     1997       1996(A)
---------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD          $ 10.23      $  9.55      $ 10.58  $  9.57     $10.00
---------------------------------------------------------------------------------------
Investment Activities:
 Net investment income
  (loss)                        (0.02)       (0.07)       (0.09)   (0.03)        -
 Net realized and
  unrealized gains
  (losses) from
  investments                    0.91         0.80         0.45     2.60       0.79
---------------------------------------------------------------------------------------
Total from Investment
 Activities                      0.89         0.73         0.36     2.57       0.79
---------------------------------------------------------------------------------------
Distributions:
 Net investment income          (0.01)          -            -        -       (0.01)
 Net realized gains             (3.01)       (0.05)       (1.39)   (1.56)     (1.21)
Total Distributions             (3.02)       (0.05)       (1.39)   (1.56)     (1.22)
---------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                       $  8.10      $ 10.23      $  9.55  $ 10.58     $ 9.57
---------------------------------------------------------------------------------------
Total Return (Excludes
 Sales Charge)                 13.01%        7.76%(c)     3.79%   27.10%      7.94%(c)
RATIOS/SUPPLEMENTARY
 DATA:
 Net assets at end of
  period (000)                $ 6,771      $ 6,283      $ 7,108  $ 3,965     $  154
 Ratio of expenses to
  average net assets            1.86%        1.88%(d)     1.90%    1.84%      1.81%(d)
 Ratio of net investment
  income to average net
  assets                       (0.75%)      (1.08%)(d)   (1.08%)  (0.95%)    (0.59%)(d)
 Ratio of expenses to
  average net assets*           2.00%        1.95%(d)     1.90%    1.84%      1.81%(d)
 Portfolio turnover(e)         70.01%       23.53%       26.89%   37.54%(f)  34.87%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Mid Cap Opportunity Fund became the Diversified Mid Cap Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Mid Cap Opportunity Fund. (B) Period from commencement of operations. (C) Not annualized. (D) Annualized. (E) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (F) The Portfolio Turnover Percentage was adjusted for Redemptions In-Kind for shareholders that took place during 1997. The Fund's securities sales were appropriately reduced by the fair market value of the Redemptions In-Kind. The Redemptions In-Kind for the Fund was approximately $4 million.


                                                  YEAR ENDED   MARCH 22,
                                                   JUNE 30,     1999 TO
                                                 ------------  JUNE 30,
CLASS C                                          2001  2000     1999(A)
---------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $ 10.23   $  8.93
---------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)                           (0.07)       -
 Net realized and unrealized gains (losses) from
  investments                                            0.95      1.30
---------------------------------------------------------------------------
Total from Investment Activities                         0.88      1.30
---------------------------------------------------------------------------
Distributions:
 Net investment income                                  (0.01)       -
 Net realized gains                                     (3.01)       -
Total Distributions                                     (3.02)       -
---------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $  8.09   $ 10.23
---------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                   12.83%    14.56%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)                    $   109   $    15
 Ratio of expenses to average net assets                1.86%     1.88%(c)
 Ratio of net investment income to average net
  assets                                               (0.72%)   (1.20%)(c)
 Ratio of expenses to average net assets*               2.00%     1.99%(c)
 Portfolio turnover(d)                                 70.01%    23.53%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized.
  (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
94

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     one group(R)

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[GRAPHIC]

FINANCIAL HIGHLIGHTS





                                            YEAR ENDED JUNE 30,
LARGE CAP GROWTH FUND           -----------------------------------------------
CLASS A                           2001     2000      1999      1998      1997
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                  $  26.86  $  23.32  $  19.92  $  15.83
--------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)               (0.07)    (0.07)    (0.01)     0.08
 Net realized and unrealized
  gains (losses) from
  investments                                3.97      5.97      6.30      4.88
--------------------------------------------------------------------------------
Total from Investment
 Activities                                  3.90      5.90      6.29      4.96
--------------------------------------------------------------------------------
Distributions:
 Net investment income                         -         -         -      (0.07)
 In excess of net investment
  income                                       -         -      (0.01)       -
 Net realized gains                         (3.34)    (2.36)    (2.88)    (0.80)
Total Distributions                         (3.34)    (2.36)    (2.89)    (0.87)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $  27.42  $  26.86  $  23.32  $  19.92
--------------------------------------------------------------------------------
Total Return (Excludes Sales
 Charge)                                   14.99%    28.43%    35.43%    32.57%
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period
  (000)                                  $662,088  $447,209  $199,052  $125,910
 Ratio of expenses to average
  net assets                                1.19%     1.21%     1.24%     1.24%
 Ratio of net investment
  income to average net assets            (0.38)%   (0.43)%   (0.04)%     0.44%
 Ratio of expenses to average
  net assets*                               1.29%     1.31%     1.34%     1.32%
 Portfolio turnover(a)                    123.21%    86.34%   117.34%    57.17%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                                            YEAR ENDED JUNE 30,
                                -----------------------------------------------
CLASS B                           2001     2000      1999      1998      1997
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                  $  25.92  $  22.73  $  19.61  $  15.63
--------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)               (0.15)    (0.09)    (0.10)    (0.04)
 Net realized and unrealized
  gains (losses) from
  investments                                3.71      5.64      6.10      4.82
--------------------------------------------------------------------------------
Total from Investment
 Activities                                  3.56      5.55      6.00      4.78
--------------------------------------------------------------------------------
Distributions:
 Net investment income                         -         -         -         -
 Net realized gains                         (3.34)    (2.36)    (2.88)    (0.80)
Total Distributions                         (3.34)    (2.36)    (2.88)    (0.80)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $  26.14  $  25.92  $  22.73  $  19.61
--------------------------------------------------------------------------------
Total Return (Excludes Sales
 Charge)                                   14.16%    27.54%    34.39%    31.74%
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period
  (000)                                  $978,576  $617,672  $280,563  $132,268
 Ratio of expenses to average
  net assets                                1.94%     1.96%     1.99%     2.00%
 Ratio of net investment
  income to average net assets             (1.13%)   (0.98%)   (0.80%)   (0.33%)
 Ratio of expenses to average
  net assets*                               1.94%     1.96%     1.99%     2.00%
 Portfolio turnover(a)                    123.21%    86.34%   117.34%    57.17%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
  95

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     one group(R)

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[GRAPHIC]

FINANCIAL HIGHLIGHTS

Large Cap Growth Fund


                                                                 NOVEMBER 4,
                                        YEAR ENDED JUNE 30,        1997 TO
                                      -------------------------   JUNE 30,
CLASS C                                2001     2000     1999      1998(A)
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $  25.71  $ 22.57   $  18.98
------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)                    (0.10)   (0.04)     (0.06)
 Net realized and unrealized gains
  (losses) from investments                       3.64     5.54       4.99
------------------------------------------------------------------------------
Total from Investment Activities                  3.54     5.50       4.93
------------------------------------------------------------------------------
Distributions:
 Net realized gains                              (3.34)   (2.36)     (1.34)
 Total Distributions                             (3.34)   (2.36)     (1.34)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $  25.91  $ 25.71   $  22.57
------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)            14.20%   27.52%     27.63%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)            $ 55,682  $ 8,328   $    492
 Ratio of expenses to average net
  assets                                         1.95%    1.95%      1.98%(c)
 Ratio of net investment income to
  average net assets                            (1.17%)  (0.94%)    (0.87%)(c)
 Portfolio turnover(d)                         123.21%   86.34%    117.34%


(A) Period from commencement of operations. (B) Not annualized. (C) Annualized.
    (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
96

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     one group(R)

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[GRAPHIC]

FINANCIAL HIGHLIGHTS





                                             YEAR ENDED JUNE 30,
LARGE CAP VALUE FUND               -------------------------------------------
CLASS A                             2001     2000     1999     1998     1997
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                    $  18.24  $ 16.77  $ 14.85  $ 12.87
-------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)                  0.09     0.14     0.18     0.23
 Net realized and unrealized gains
  (losses) from investments                   (1.14)    2.52     2.84     3.04
-------------------------------------------------------------------------------
Total from Investment Activities              (1.05)    2.66     3.02     3.27
-------------------------------------------------------------------------------
Distributions:
 Net investment income                        (0.09)   (0.14)   (0.17)   (0.23)
 Net realized gains                           (1.49)   (1.05)   (0.93)   (1.06)
Total Distributions                           (1.58)   (1.19)   (1.10)   (1.29)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $  15.61  $ 18.24  $ 16.77  $ 14.85
-------------------------------------------------------------------------------
Total Return (Excludes Sales
 Charge)                                     (6.06%)  17.39%   21.14%   26.90%
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)         $ 45,190  $28,448  $15,699  $14,832
 Ratio of expenses to average net
  assets                                      1.21%    1.20%    1.20%    1.22%
 Ratio of net investment income to
  average net assets                          0.56%    0.90%    1.10%    1.72%
 Ratio of expenses to average net
  assets*                                     1.31%    1.30%    1.30%    1.31%
 Portfolio turnover(a)                      131.95%   40.69%   47.35%   77.05%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                                             YEAR ENDED JUNE 30,
                                   -------------------------------------------
CLASS B                             2001     2000     1999     1998     1997
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                    $  18.25  $ 16.84  $ 14.95  $ 12.98
-------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)                 (0.02)    0.03     0.07     0.14
 Net realized and unrealized gains
  (losses) from investments                   (1.12)    2.48     2.84     3.04
-------------------------------------------------------------------------------
Total from Investment Activities              (1.14)    2.51     2.91     3.18
-------------------------------------------------------------------------------
Distributions:
 Net investment income                        (0.01)   (0.05)   (0.09)   (0.15)
 Net realized gains                           (1.49)   (1.05)   (0.93)   (1.06)
Total Distributions                           (1.50)   (1.10)   (1.02)   (1.21)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $  15.61  $ 18.25  $ 16.84  $ 14.95
-------------------------------------------------------------------------------
Total Return (Excludes Sales
 Charge)                                     (6.56%)  16.30%   20.18%   25.86%
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)         $ 25,795  $24,877  $17,154  $ 9,288
 Ratio of expenses to average net
  assets                                      1.96%    1.95%    1.95%    1.97%
 Ratio of net investment income to
  average net assets                         (0.18%)   0.15%    0.33%    0.96%
 Ratio of expenses to average net
  assets*                                     1.96%    1.95%    1.95%    1.97%
 Portfolio turnover(a)                      131.95%   40.69%   47.35%   77.05%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
  97
     one group(R)

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[GRAPHIC]

FINANCIAL HIGHLIGHTS

Large Cap Value Fund

                                                       YEAR ENDED   MARCH 22,
                                                        JUNE 30,     1999 TO
                                                      ------------  JUNE 30,
CLASS C                                               2001  2000     1999(A)
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $18.24   $16.96
------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)                                (0.01)    0.03
 Net realized and unrealized gains (losses) from
  investments                                                (1.15)    1.28
------------------------------------------------------------------------------
Total from Investment Activities                             (1.16)    1.31
------------------------------------------------------------------------------
Distributions:
 Net investment income                                       (0.01)   (0.03)
 Net realized gains                                          (1.49)      -
Total Distributions                                          (1.50)   (0.03)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $15.58   $18.24
------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                        (6.63%)   7.74%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)                         $ 2,536    $ 135
 Ratio of expenses to average net assets                     1.96%    1.95%(c)
 Ratio of net investment income to average net assets       (0.16%)   0.34%(c)
 Portfolio turnover(d)                                     131.95%   40.69%


(A) Period from commencement of operations. (B) Not annualized. (C) Annualized.
    (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
98

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[GRAPHIC]

FINANCIAL HIGHLIGHTS



                                             YEAR ENDED JUNE 30,
EQUITY INCOME FUND                 ------------------------------------------
CLASS A                            2001   2000      1999      1998     1997
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                 $  24.45  $  24.04  $  21.90  $ 17.64
------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)               0.25      0.27      0.25     0.31
 Net realized and unrealized gains
  (losses) from investments                (2.31)     2.08      4.37     4.87
------------------------------------------------------------------------------
Total from Investment Activities           (2.06)     2.35      4.62     5.18
------------------------------------------------------------------------------
Distributions:
 Net investment income                     (0.26)    (0.26)    (0.25)   (0.31)
 Net realized gains                        (0.94)    (1.68)    (2.23)   (0.61)
Total Distributions                        (1.20)    (1.94)    (2.48)   (0.92)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $  21.19  $  24.45  $  24.04  $ 21.90
------------------------------------------------------------------------------
Total Return (Excludes Sales
 Charge)                                  (8.61%)   10.94%    22.91%   30.39%
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)      $102,783  $135,420  $117,682  $78,976
 Ratio of expenses to average net
  assets                                   1.16%     1.18%     1.25%    1.25%
 Ratio of net investment income to
  average net assets                       1.17%     1.17%     1.15%    1.65%
 Ratio of expenses to average net
  assets*                                  1.35%     1.34%     1.35%    1.34%
 Portfolio turnover(a)                    15.82%    16.22%    14.64%   28.18%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                                             YEAR ENDED JUNE 30,
                                   ------------------------------------------
CLASS B                            2001   2000      1999      1998     1997
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                 $  24.50  $  24.08  $  21.95  $ 17.68
------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)               0.09      0.09      0.26     0.17
 Net realized and unrealized gains
  (losses) from investments                (2.30)     2.10      4.36     4.89
------------------------------------------------------------------------------
Total from Investment Activities           (2.21)     2.19      4.62     5.06
------------------------------------------------------------------------------
Distributions:
 Net investment income                     (0.12)    (0.09)    (0.26)   (0.18)
 Net realized gains                        (0.94)    (1.68)    (2.23)   (0.61)
Total Distributions                        (1.06)    (1.77)    (2.49)   (0.79)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $  21.23  $  24.50  $  24.08  $ 21.95
------------------------------------------------------------------------------
Total Return (Excludes Sales
 Charge)                                  (9.22%)   10.18%    21.97%   29.48%
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)      $142,259  $197,016  $165,813  $79,518
 Ratio of expenses to average net
  assets                                   1.91%     1.93%     1.99%    2.00%
 Ratio of net investment income to
  average net assets                       0.43%     0.40%     0.39%    0.89%
 Ratio of expenses to average net
  assets*                                  2.00%     1.99%     1.99%    2.00%
 Portfolio turnover(a)                    15.82%    16.22%    14.64%   28.18%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
  99
     one group(R)

     -------------------
[GRAPHIC]

FINANCIAL HIGHLIGHTS

Equity Income Fund

                                   YEAR ENDED JUNE 30,
                                   ---------------------   NOVEMBER 4, 1997
CLASS C                            2001  2000     1999    TO JUNE 30, 1998(A)
-----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                 $ 24.51  $ 24.08        $ 21.40
-----------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)              0.09     0.10           0.06
 Net realized and unrealized gains
  (losses) from investments               (2.27)    2.11           3.39
-----------------------------------------------------------------------------
Total from Investment Activities          (2.18)    2.21           3.45
-----------------------------------------------------------------------------
Distributions:
 Net investment income                    (0.13)   (0.10)         (0.07)
 Net realized gains                       (0.94)   (1.68)         (0.70)
Total Distributions                       (1.07)   (1.78)         (0.77)
-----------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $ 21.26  $ 24.51        $ 24.08
-----------------------------------------------------------------------------
Total Return (Excludes Sales
 Charge)                                 (9.10%)  10.24%         16.57%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)      $ 1,215  $   658        $   795
 Ratio of expenses to average net
  assets                                  1.94%    1.94%          1.98%(c)
 Ratio of net investment income to
  average net assets                      0.37%    0.36%          0.38%(c)
 Ratio of expenses to average net
  assets*                                 2.01%    1.99%          1.98%(c)
 Portfolio turnover(d)                   15.82%   16.22%         14.64%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized.
  (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
100
     one group(R)

     -------------------
[GRAPHIC]

FINANCIAL HIGHLIGHTS



                                              YEAR ENDED JUNE 30,
DIVERSIFIED EQUITY FUND             ------------------------------------------
CLASS A                             2001   2000      1999     1998      1997
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                  $  15.16  $  13.50  $ 11.50  $  10.39
-------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)                  -       0.02     0.05      0.09
 Net realized and unrealized gains
  (losses) from investments                  0.72      2.51     3.36      2.83
-------------------------------------------------------------------------------
Total from Investment Activities             0.72      2.53     3.41      2.92
-------------------------------------------------------------------------------
Distributions:
 Net investment income                      (0.01)    (0.03)   (0.05)    (0.08)
 In excess of net investment income            -         -        -         -
 Net realized gains                         (0.87)    (0.84)   (1.36)    (1.73)
Total Distributions                         (0.88)    (0.87)   (1.41)    (1.81)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $  15.00  $  15.16  $ 13.50  $  11.50
-------------------------------------------------------------------------------
Total Return (Excludes Sales
 Charge)                                    4.97%    20.36%   31.96%    31.53%
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)       $298,378  $340,736  $80,500  $ 47,306
 Ratio of expenses to average net
  assets                                    1.20%     1.20%    1.23%     1.23%
 Ratio of net investment income to
  average net assets                       (0.05%)    0.10%    0.40%     0.83%
 Ratio of expenses to average net
  assets*                                   1.30%     1.30%    1.33%     1.34%
 Portfolio turnover(a)                     37.98%    50.82%   62.37%   113.17%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


------
  101
     one group(R)

     -------------------
[GRAPHIC]

FINANCIAL HIGHLIGHTS

Diversified Equity Fund

                                              YEAR ENDED JUNE 30,
                                      ---------------------------------------
CLASS B                               2001  2000     1999     1998     1997
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $ 14.97  $ 13.40  $ 11.47  $ 10.39
------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)                (0.10)   (0.07)   (0.02)    0.01
 Net realized and unrealized gains
  (losses) from investments                   0.70     2.48     3.31     2.82
------------------------------------------------------------------------------
Total from Investment Activities              0.60     2.41     3.29     2.83
------------------------------------------------------------------------------
Distributions:
 Net investment income                          -        -        -     (0.02)
 In excess of net investment income             -        -        -        -
 Net realized gains                          (0.87)   (0.84)   (1.36)   (1.73)
Total Distributions                          (0.87)   (0.84)   (1.36)   (1.75)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $ 14.70  $ 14.97  $ 13.40  $ 11.47
------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)         4.23%   19.52%   30.89%   30.52%
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)         $55,227  $52,004  $25,501  $10,517
 Ratio of expenses to average net
  assets                                     1.95%    1.96%    1.98%    1.98%
 Ratio of net investment income to
  average net assets                        (0.80%)  (0.80%)  (0.35%)   0.07%
 Ratio of expenses to average net
  assets*                                    1.95%    1.96%    1.98%    2.00%
 Portfolio turnover(a)                      37.98%   50.82%   62.37%  113.17%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.



                                                                  NOVEMBER 4,
                                            YEAR ENDED JUNE 30,     1997 TO
                                            --------------------   JUNE 30,
CLASS C                                     2001  2000     1999     1998(A)
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $ 15.06  $13.47    $11.76
------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)                      (0.08)  (0.03)       -
 Net realized and unrealized gains (losses)
  from investments                                  0.69    2.46      2.35
------------------------------------------------------------------------------
Total from Investment Activities                    0.61    2.43      2.35
------------------------------------------------------------------------------
Distributions:
 Net investment income                                -       -      (0.01)
 Net realized gains                                (0.87)  (0.84)    (0.63)
Total Distributions                                (0.87)  (0.84)    (0.64)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $ 14.80  $15.06    $13.47
------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)               4.27%  19.57%    20.87%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)               $16,780  $8,058    $1,234
 Ratio of expenses to average net assets           1.95%   1.96%     1.99%(c)
 Ratio of net investment income to average
  net assets                                      (0.82%) (0.57%)   (0.43%)(c)
 Portfolio turnover(d)                            37.98%  50.82%    62.37%


(A) Period from commencement of operations. (B) Not annualized. (C) Annualized.
    (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
102

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     one group(R)

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[GRAPHIC]

FINANCIAL HIGHLIGHTS



                                               YEAR ENDED JUNE 30,
BALANCED FUND                         ----------------------------------------
CLASS A                               2001   2000     1999     1998     1997
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $  14.14  $ 13.81  $ 13.00  $ 11.72
-------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)                  0.34     0.31     0.36     0.39
 Net realized and unrealized gains
  (losses) from investments                    0.40     1.28     2.24     1.83
-------------------------------------------------------------------------------
Total from Investment Activities               0.74     1.59     2.60     2.22
-------------------------------------------------------------------------------
Distributions:
 Net investment income                        (0.35)   (0.31)   (0.36)   (0.40)
 Net realized gains                           (0.53)   (0.95)   (1.43)   (0.54)
Total Distributions                           (0.88)   (1.26)   (1.79)   (0.94)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $  14.00  $ 14.14  $ 13.81  $ 13.00
-------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)          5.48%   12.45%   21.71%   19.85%
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)         $135,367  $80,819  $50,456  $31,379
 Ratio of expenses to average net
  assets                                      1.13%    1.10%    1.10%    1.05%
 Ratio of net investment income to
  average net assets                          2.53%    2.33%    2.77%    3.30%
 Ratio of expenses to average net
  assets*                                     1.34%    1.30%    1.38%    1.34%
 Portfolio turnover(a)                       57.08%   85.81%   46.04%   80.96%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                                             YEAR ENDED JUNE 30,
                                   ------------------------------------------
CLASS B                            2001   2000      1999      1998     1997
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                 $  14.20  $  13.87  $  13.04  $ 11.76
------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)               0.25      0.21      0.26     0.30
 Net realized and unrealized gains
  (losses) from investments                 0.39      1.28      2.26     1.83
------------------------------------------------------------------------------
Total from Investment Activities            0.64      1.49      2.52     2.13
------------------------------------------------------------------------------
Distributions:
 Net investment income                     (0.25)    (0.21)    (0.26)   (0.31)
 Net realized gains                        (0.53)    (0.95)    (1.43)   (0.54)
Total Distributions                        (0.78)    (1.16)    (1.69)   (0.85)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $  14.06  $  14.20  $  13.87  $ 13.04
------------------------------------------------------------------------------
Total Return (Excludes Sales
 Charge)                                   4.67%    11.59%    20.95%   18.90%
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)      $298,355  $238,490  $114,957  $43,900
 Ratio of expenses to average net
  assets                                   1.88%     1.85%     1.85%    1.81%
 Ratio of net investment income to
  average net assets                       1.79%     1.58%     2.01%    2.54%
 Ratio of expenses to average net
  assets*                                  1.99%     1.95%     2.03%    2.01%
 Portfolio turnover(a)                    57.08%    85.81%    46.04%   80.96%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
  103
     one group(R)

     -------------------
[GRAPHIC]

FINANCIAL HIGHLIGHTS

Balanced Fund

                                                                 MAY 30,
                                                      YEAR ENDED 2000 TO
                                                       JUNE 30,  JUNE 30,
CLASS C                                                  2001    2000(A)
---------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $13.75
---------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)                                       0.01
 Net realized and unrealized gains (losses) from
  investments                                                       0.33
---------------------------------------------------------------------------
Total from Investment Activities                                    0.34
---------------------------------------------------------------------------
Distributions:
 Net investment income                                             (0.03)
Total Distributions                                                (0.03)
---------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $14.06
---------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                               2.44%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)                                $  763
 Ratio of expenses to average net assets                           1.89%(c)
 Ratio of net investment income to average net assets              1.25%(c)
 Ratio of expenses to average net assets*                          2.01%(c)
 Portfolio turnover(d)                                            57.08%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (A) Period from commencement of operations. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
104

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     one group(R)

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[GRAPHIC]

FINANCIAL HIGHLIGHTS



                                              YEAR ENDED JUNE 30,
EQUITY INDEX FUND                   ------------------------------------------
CLASS A                             2001   2000      1999      1998     1997
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                  $  31.78  $  27.15  $  21.81  $ 16.67
-------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)                0.22      0.22      0.26     0.29
 Net realized and unrealized gains
  (losses) from investments                  1.87      5.56      5.97     5.28
-------------------------------------------------------------------------------
Total from Investment Activities             2.09      5.78      6.23     5.57
-------------------------------------------------------------------------------
Distributions:
 Net investment income                      (0.22)    (0.23)    (0.26)   (0.28)
 In excess of net investment income            -         -         -        -
 Net realized gains                         (0.45)    (0.92)    (0.63)   (0.15)
Total Distributions                         (0.67)    (1.15)    (0.89)   (0.43)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $  33.20  $  31.78  $  27.15  $ 21.81
-------------------------------------------------------------------------------
Total Return (Excludes Sales
 Charge)                                    6.61%    22.22%    29.33%   33.94%
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)       $903,371  $732,325  $218,518  $98,338
 Ratio of expenses to average net
  assets                                    0.60%     0.60%     0.60%    0.55%
 Ratio of net investment income to
  average net assets                        0.69%     0.79%     1.11%    1.59%
 Ratio of expenses to average net
  assets*                                   0.92%     0.92%     0.96%    0.95%
 Portfolio turnover(a)                      7.89%     5.37%     4.32%    5.81%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                                             YEAR ENDED JUNE 30,
                                   -------------------------------------------
CLASS B                            2001   2000      1999      1998      1997
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                 $  31.72  $  27.13  $  21.80  $  16.68
-------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)              (0.01)     0.04      0.10      0.16
 Net realized and unrealized gains
  (losses) from investments                 1.84      5.53      5.97      5.27
-------------------------------------------------------------------------------
Total from Investment Activities            1.83      5.57      6.07      5.43
-------------------------------------------------------------------------------
Distributions:
 Net investment income                     (0.01)    (0.06)    (0.11)    (0.16)
 In excess of net investment
  income                                      -         -         -         -
 Net realized gains                        (0.45)    (0.92)    (0.63)    (0.15)
Total Distributions                        (0.46)    (0.98)    (0.74)    (0.31)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $  33.09  $  31.72  $  27.13  $  21.80
-------------------------------------------------------------------------------
Total Return (Excludes Sales
 Charge)                                   5.80%    21.32%    28.47%    32.93%
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)      $691,700  $534,777  $351,624  $168,699
 Ratio of expenses to average net
  assets                                   1.35%     1.35%     1.35%     1.30%
 Ratio of net investment income to
  average net assets                      (0.06%)    0.12%     0.36%     0.83%
 Ratio of expenses to average net
  assets*                                  1.57%     1.57%     1.61%     1.61%
 Portfolio turnover(a)                     7.89%     5.37%     4.32%     5.81%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
  105

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[GRAPHIC]

FINANCIAL HIGHLIGHTS

Equity Index Fund

                                       YEAR ENDED JUNE 30,    NOVEMBER 4, 1997
                                      ----------------------    TO JUNE 30,
CLASS C                               2001   2000     1999        1998(A)
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $  31.76  $ 27.14      $ 22.60
------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)                  0.01     0.07         0.07
 Net realized and unrealized gains
  (losses) from investments                    1.84     5.55         4.67
------------------------------------------------------------------------------
Total from Investment Activities               1.85     5.62         4.74
------------------------------------------------------------------------------
Distributions:
 Net investment income                        (0.02)   (0.08)       (0.08)
 Net realized gains                           (0.45)   (0.92)       (0.12)
Total Distributions                           (0.47)   (1.00)       (0.20)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $  33.14  $ 31.76      $ 27.14
------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)          5.84%   21.52%       21.07%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)         $133,030  $59,042      $ 3,214
 Ratio of expenses to average net
  assets                                      1.35%    1.35%        1.35%(c)
 Ratio of net investment income to
  average net assets                         (0.06%)   0.11%        0.27%(c)
 Ratio of expenses to average net
  assets*                                     1.57%    1.57%        1.60%(c)
 Portfolio turnover(d)                        7.89%    5.37%        4.32%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized.
  (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
106

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     one group(R)

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[GRAPHIC]

FINANCIAL HIGHLIGHTS



MARKET EXPANSION INDEX   YEAR ENDED JUNE 30,
FUND                     --------------------  SIX MONTHS ENDED   JULY 31, 1998 TO
CLASS A                    2001      2000      JUNE 30, 1999(A) DECEMBER 31, 1998(B)
------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD              $     10.63      $ 10.53            $ 10.00
------------------------------------------------------------------------------------
Investment Activities:
 Net investment income
  (loss)                                 0.05         0.03                 -
 Net realized and
  unrealized gains
  (losses) from
  investments                            1.14         0.39               0.95
 Capital contributions
  from Investment
  Advisor                                0.02           -                  -
------------------------------------------------------------------------------------
Total from Investment
 Activities                              1.21         0.42               0.95
------------------------------------------------------------------------------------
Distributions:
 Net investment income                  (0.05)       (0.03)             (0.01)
 Net realized gains                     (2.73)       (0.29)             (0.41)
Total Distributions                     (2.78)       (0.32)             (0.42)
------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                           $      9.06      $ 10.63            $ 10.53
------------------------------------------------------------------------------------
Total Return (Excludes
 Sales Charge)                         13.93%        4.39%(c)           9.30%(c)
RATIOS/SUPPLEMENTARY
 DATA:
 Net assets at end of
  period (000)                    $     2,066      $   277            $    30
 Ratio of expenses to
  average net assets                    0.82%        0.85%(d)           0.77%(d)
 Ratio of net investment
  income to average net
  assets                                0.51%        0.43%(d)           0.47%(d)
 Ratio of expenses to
  average net assets*                   1.28%        1.42%(d)           1.24%(d)
 Portfolio turnover(e)                 64.29%       36.50%             20.18%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Market Expansion Index Fund became the Market Expansion Index Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Market Expansion Index Fund. (B) Period from commencement of operations. (C) Not annualized. (D) Annualized. (E) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
  107

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     one group(R)

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[GRAPHIC]

FINANCIAL HIGHLIGHTS

Market Expansion Index Fund


                         YEAR ENDED JUNE 30,
                         ---------------------   SIX MONTHS ENDED   JULY 31, 1998 TO
CLASS B                    2001        2000      JUNE 30, 1999(A) DECEMBER 31, 1998(B)
--------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD               $      10.74      $ 10.49            $ 10.00
--------------------------------------------------------------------------------------
Investment Activities:
 Net investment income
  (loss)                                  (0.01)        0.02              (0.02)
 Net realized and
  unrealized gains
  (losses) from
  investments                              1.13         0.54               0.92
 Capital contributions
  from Investment
  Advisor                                  0.02           -                  -
--------------------------------------------------------------------------------------
Total from Investment
 Activities                                1.14         0.56               0.90
--------------------------------------------------------------------------------------
Distributions:
 Net investment income                       -         (0.02)                -
 Net realized gains                       (2.73)       (0.29)             (0.41)
Total Distributions                       (2.73)       (0.31)             (0.41)
--------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                            $       9.15      $ 10.74            $ 10.49
--------------------------------------------------------------------------------------
Total Return (Excludes
 Sales Charge)                           13.06%        5.75%(c)           9.85%(c)
RATIOS/SUPPLEMENTARY
 DATA:
 Net assets at end of
  period (000)                     $      2,495      $   309            $    - (d)
 Ratio of expenses to
  average net assets                      1.57%        1.60%(e)           1.87%(e)
 Ratio of net investment
  income to average net
  assets                                 (0.23%)      (0.34%)(e)         (0.59%)(e)
 Ratio of expenses to
  average net assets*                     1.93%        2.13%(e)           2.14%(e)
 Portfolio turnover(f)                   64.29%       36.50%             20.18%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Market Expansion Index Fund became the Market Expansion Index Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Market Expansion Index Fund. (B) Period from commencement of operations. (C) Not annualized. (D) Amount is less than $1,000. (E) Annualized. (F) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                                   YEAR ENDED JUNE 30,
                                   --------------------     MARCH 22, 1999 TO
CLASS C                              2001       2000        JUNE 30, 1999(A)
-----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                      $     10.57         $ 9.32
-----------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)                      (0.05)          0.02
 Net realized and unrealized gains
  (losses) from investments                         1.15           1.25
 Capital contributions from
  Investment Advisor                                0.02             -
-----------------------------------------------------------------------------
Total from Investment Activities                    1.12           1.27
-----------------------------------------------------------------------------
Distributions:
 Net investment income                                - (b)       (0.02)
 Net realized gains                                (2.73)            -
Total Distributions                                (2.73)         (0.02)
-----------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $      8.96         $10.57
-----------------------------------------------------------------------------
Total Return (Excludes Sales
 Charge)                                          13.11%         13.64%(c)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)           $       180         $   18
 Ratio of expenses to average net
  assets                                           1.57%          1.58%(d)
 Ratio of net investment income to
  average net assets                              (0.24%)        (0.33%)(d)
 Ratio of expenses to average net
  assets*                                          1.93%          2.17%(d)
 Portfolio turnover(e)                            64.29%         36.50%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (A) Period from commencement of operations. (B) Amount is less than $0.01.
   (C) Not annualized. (D) Annualized. (E) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
108

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     one group(R)

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[GRAPHIC]

FINANCIAL HIGHLIGHTS



                                            YEAR ENDED JUNE 30,
INTERNATIONAL EQUITY INDEX FUND     -----------------------------------------
CLASS A                             2001  2000       1999     1998     1997
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                  $ 18.68    $ 17.99  $ 16.92  $ 15.16
------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)               0.11       0.29     0.19     0.11
 Net realized and unrealized gains
  (losses) from investments                 3.16       1.60     1.31     2.03
------------------------------------------------------------------------------
Total from Investment Activities            3.27       1.89     1.50     2.14
------------------------------------------------------------------------------
Distributions:
 Net investment income                        - (a)   (0.35)      -     (0.13)
 In excess of net investment income           -          -        -     (0.10)
 Net realized gains                        (0.29)     (0.85)   (0.43)   (0.15)
Total Distributions                        (0.29)     (1.20)   (0.43)   (0.38)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $ 21.66    $ 18.68  $ 17.99  $ 16.92
------------------------------------------------------------------------------
Total Return (Excludes Sales
 Charge)                                  17.58%     11.21%    9.34%   14.31%
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)       $67,967    $55,691  $24,060  $12,562
 Ratio of expenses to average net
  assets                                   1.11%      1.10%    1.13%    1.11%
 Ratio of net investment income to
  average net assets                       0.51%      1.06%    1.11%    0.73%
 Ratio of expenses to average net
  assets*                                  1.21%      1.20%    1.23%    1.19%
 Portfolio turnover(b)                    13.85%     33.99%    9.90%    9.61%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Amount is less than $0.01. (B) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                                              YEAR ENDED JUNE 30,
                                      ---------------------------------------
CLASS B                               2001  2000     1999     1998     1997
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $ 17.89  $ 17.33  $ 16.44  $ 14.79
------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)                 0.04     0.10     0.08     0.09
 Net realized and unrealized gains
  (losses) from investments                   2.99     1.55     1.24     1.86
------------------------------------------------------------------------------
Total from Investment Activities              3.03     1.65     1.32     1.95
------------------------------------------------------------------------------
Distributions:
 Net investment income                          -     (0.24)      -     (0.08)
 In excess of net investment income             -        -        -     (0.07)
 Net realized gains                          (0.29)   (0.85)   (0.43)   (0.15)
Total Distributions                          (0.29)   (1.09)   (0.43)   (0.30)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $ 20.63  $ 17.89  $ 17.33  $ 16.44
------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)        16.99%   10.15%    8.48%   13.37%
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)         $29,007  $18,489  $13,307  $10,033
 Ratio of expenses to average net
  assets                                     1.86%    1.83%    1.88%    1.86%
 Ratio of net investment income to
  average net assets                        (0.25%)   0.10%    0.26%    0.08%
 Portfolio turnover(a)                      13.85%   33.99%    9.90%    9.61%


(A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


------
  109

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     one group(R)

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[GRAPHIC]

FINANCIAL HIGHLIGHTS

International Equity Index Fund

                                      YEAR ENDED JUNE 30,    NOVEMBER 4, 1997
                                      ---------------------         TO
CLASS C                               2001  2000     1999    JUNE 30, 1998(A)
-----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $ 18.55  $ 17.91       $15.70
-----------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)                (0.01)    0.30         0.06
 Net realized and unrealized gains
  (losses) from investments                   3.14     1.51         2.45
-----------------------------------------------------------------------------
Total from Investment Activities              3.13     1.81         2.51
-----------------------------------------------------------------------------
Distributions:
 Net investment income                          -     (0.32)          -
 Net realized gains                          (0.29)   (0.85)       (0.30)
Total Distributions                          (0.29)   (1.17)       (0.30)
-----------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $ 21.39  $ 18.55       $17.91
-----------------------------------------------------------------------------
Total Return (Excludes Sales Charge)        16.92%   10.78%       16.34%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)         $11,442  $ 2,339       $  119
 Ratio of expenses to average net
  assets                                     1.86%    1.86%        1.87%(c)
 Ratio of net investment income to
  average net assets                        (0.17%)   0.73%        2.88%(c)
 Portfolio turnover(d)                      13.85%   33.99%        9.90%


(A) Period from commencement of operations. (B) Not annualized. (C) Annualized.
    (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
110

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     one group(R)

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[GRAPHIC]

FINANCIAL HIGHLIGHTS





DIVERSIFIED              YEAR ENDED JUNE 30,                   YEAR ENDED DECEMBER 31,
INTERNATIONAL FUND       -------------------  SIX MONTHS ENDED -------------------------
CLASS A                    2001      2000     JUNE 30, 1999(A)  1998     1997     1996
-----------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD              $    15.08      $ 13.89      $ 12.11  $ 11.77   $11.05
-----------------------------------------------------------------------------------------
Investment Activities:
 Net investment income
  (loss)                                0.05         0.08         0.11     0.07     0.10
 Net realized and
  unrealized gains
  (losses)
  from investments                      3.07         1.11         1.84     0.36     0.72
-----------------------------------------------------------------------------------------
Total from Investment
 Activities                             3.12         1.19         1.95     0.43     0.82
-----------------------------------------------------------------------------------------
Distributions:
 Net investment income                 (0.12)          -         (0.13)   (0.09)   (0.10)
 In excess of net
  investment income                       -            -         (0.04)      -        -
 Net realized gains                    (0.18)          -            -        -        -
Total Distributions                    (0.30)          -         (0.17)   (0.09)   (0.10)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                           $    17.90      $ 15.08      $ 13.89  $ 12.11   $11.77
-----------------------------------------------------------------------------------------
Total Return (Excludes
 Sales Charge)                        20.66%        8.57%(b)    16.12%    3.69%     7.50%
RATIOS/SUPPLEMENTARY
 DATA:
 Net assets at end of
  period (000)                    $   35,605      $34,900      $44,232  $26,703  $10,836
 Ratio of expenses to
  average net assets                   1.30%        1.29%(c)     1.34%    1.35%     1.23%
 Ratio of net investment
  income to average net
  assets                               0.29%        1.25%(c)     0.79%    0.80%     0.88%
 Ratio of expenses to
  average net assets*                  1.43%        1.37%(c)     1.34%    1.35%     1.23%
 Portfolio turnover(d)                17.05%        2.96%        8.50%    3.56%     6.37%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus International Equity Fund became the Diversified International Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus International Equity Fund. (B) Not annualized. (C) Annualized.
  (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
  111

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     one group(R)

     -------------------
[GRAPHIC]

FINANCIAL HIGHLIGHTS

Diversified International Fund


                                                                  YEAR ENDED      AUGUST 26,
                         YEAR ENDED JUNE 30,                     DECEMBER 31,      1996 TO
                         --------------------  SIX MONTHS ENDED ---------------  DECEMBER 31,
CLASS B                    2001      2000      JUNE 30, 1999(A)  1998     1997       1996
----------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD              $     14.08       $13.01      $ 11.37  $11.08     $10.84
----------------------------------------------------------------------------------------------
Investment Activities:
 Net investment income
  (loss)                                 0.07         0.03         0.01    0.01       0.04
 Net realized and
  unrealized gains
  (losses) from
  investments                            2.71         1.04         1.74    0.34       0.24
----------------------------------------------------------------------------------------------
Total from Investment
 Activities                              2.78         1.07         1.75    0.35       0.28
----------------------------------------------------------------------------------------------
Distributions:
 Net investment income                  (0.08)          -         (0.08)  (0.06)     (0.04)
 In excess of net
  investment income                        -            -         (0.03)     -          -
 Net realized gains                     (0.18)          -            -       -          -
Total Distributions                     (0.26)          -         (0.11)  (0.06)     (0.04)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                           $     16.60       $14.08      $ 13.01  $11.37     $11.08
----------------------------------------------------------------------------------------------
Total Return (Excludes
 Sales Charge)                         19.77%        8.22%(c)    15.43%   2.90%       2.62%(c)
RATIOS/SUPPLEMENTARY
 DATA:
 Net assets at end of
  period (000)                    $     7,269       $2,478      $ 2,545  $1,763     $1,131
 Ratio of expenses to
  average net assets                    2.05%        2.05%(d)     2.09%   2.10%       2.05%(d)
 Ratio of net investment
  income to average net
  assets                               (0.21%)       0.57%(d)     0.04%   0.05%       0.75%(d)
 Ratio of expenses to
  average net assets*                   2.08%        2.08%(d)     2.09%   2.10%       2.05%(d)
 Portfolio turnover(e)                 17.05%        2.96%        8.50%   3.56%      6.37%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus International Equity Fund became the Diversified International Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus International Equity Fund. (B) Period from commencing of operations.
   (C) Not annualized. (D) Annualized. (E) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.



                                      YEAR ENDED JUNE 30,
                                      --------------------    MARCH 22, 1999 TO
CLASS C                                 2001       2000       JUNE 30, 1999(A)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $      14.08       $13.47
-------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)                           0.11           -
 Net realized and unrealized gains
  (losses) from investments                             2.67         0.61
-------------------------------------------------------------------------------
Total from Investment Activities                        2.78         0.61
-------------------------------------------------------------------------------
Distributions:
 Net investment income                                 (0.11)          -
 Net realized gains                                    (0.18)          -
Total Distributions                                    (0.29)          -
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $      16.57       $14.08
-------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                  19.76%        4.53%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)              $        729       $    5
 Ratio of expenses to average net
  assets                                               2.06%        2.00%(c)
 Ratio of net investment income to
  average net assets                                   0.30%        1.58%(c)
 Ratio of expenses to average net
  assets*                                              2.09%        2.00%(c)
 Portfolio turnover(d)                                17.05%        2.96%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (A) Period from commencement of operations. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
112
     one group(R)

     -------------------
                                                                       [GRAPHIC]



Appendix A

--------------------------------------------------------------------------------
Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.

--------------------------------

                   FUND NAME  FUND CODE
---------------------------------------
      One Group(R) Small Cap
                 Growth Fund       1
---------------------------------------
One Group(R) Small Cap Value
                        Fund       2
---------------------------------------
 One Group(R) Mid Cap Growth
                        Fund       3
---------------------------------------
  One Group(R) Mid Cap Value
                        Fund       4
---------------------------------------
One Group(R) Diversified Mid
                    Cap Fund       5
---------------------------------------
      One Group(R) Large Cap
                 Growth Fund       6
---------------------------------------
One Group(R) Large Cap Value
                        Fund       7
---------------------------------------
  One Group(R) Equity Income
                        Fund       8
---------------------------------------
    One Group(R) Diversified
                 Equity Fund       9
---------------------------------------
  One Group(R) Balanced Fund      10
---------------------------------------
   One Group(R) Equity Index
                        Fund      11
---------------------------------------
         One Group(R) Market
        Expansion Index Fund      12
---------------------------------------
One Group(R) Health Sciences
                        Fund      13
---------------------------------------
One Group(R) Technology Fund      14
---------------------------------------
  One Group(R) International
           Equity Index Fund      15
---------------------------------------
    One Group(R) Diversified
          International Fund      16
---------------------------------------



                                                               FUND RISK
INSTRUMENT                                                     CODE TYPE
-----------------------------------------------------------------------------

U.S. Treasury Obligations: Bills, notes, bonds, STRIPS and     1-16 Market
CUBES.
-----------------------------------------------------------------------------

Treasury Receipts: TRs, TIGRs and CATS.                        1-16 Market
-----------------------------------------------------------------------------

U.S. Government Agency Securities: Securities issued by        1-16 Market
agencies and instrumentalities of the U.S. government. These        Credit
include Ginnie Mae, Fannie Mae and Freddie Mac.
-----------------------------------------------------------------------------

Certificates of Deposit: Negotiable instruments with a stated  1-16 Market
maturity.                                                           Credit
                                                                    Liquidity
-----------------------------------------------------------------------------

Time Deposits: Non-negotiable receipts issued by a bank in     1-16 Liquidity
exchange for the deposit of funds.                                  Credit
                                                                    Market
-----------------------------------------------------------------------------


------
  113

                                                                FUND RISK
INSTRUMENT                                                      CODE TYPE
-------------------------------------------------------------------------------

Common Stock: Shares of ownership of a company.                 1-16 Market
-------------------------------------------------------------------------------

Repurchase Agreements: The purchase of a security and the       1-16 Credit
simultaneous commitment to return the security to the seller         Market
at an agreed upon price on an agreed upon date. This is              Liquidity
treated as a loan.
-------------------------------------------------------------------------------

Reverse Repurchase Agreements: The sale of a security and the   1-16 Market
simultaneous commitment to buy the security back at an agreed        Leverage
upon price on an agreed upon date. This is treated as a
borrowing by a Fund.
-------------------------------------------------------------------------------

Securities Lending: The lending of up to 33 1/3% of the Fund's  1-16 Credit
total assets. In return, the Fund will receive cash, other           Market
securities and/or letters of credit as collateral.                   Leverage
-------------------------------------------------------------------------------

When-Issued Securities and Forward Commitments: Purchase or     1-16 Market
contract to purchase securities at a fixed price for delivery        Leverage
at a future date.                                                    Liquidity
                                                                     Credit
-------------------------------------------------------------------------------

Investment Company Securities: Shares of other mutual funds,    1-16 Market
including One Group money market funds and shares of other
money market funds for which Banc One Investment Advisors or its affiliates serve as investment advisor or administrator.
Banc One Investment Advisors will waive certain fees when
investing in funds for which it serves as investment advisor.
-------------------------------------------------------------------------------

Convertible Securities: Bonds or preferred stock that can       1-16 Market
convert to common stock.                                             Credit
-------------------------------------------------------------------------------

Call and Put Options: A call option gives the buyer the right   1-16 Management
to buy, and obligates the seller of the option to sell, a            Liquidity
security at a specified price at a future date. A put option         Credit
gives the buyer the right to sell, and obligates the seller of       Market
the option to buy, a security at a specified price at a future       Leverage
date. The Funds will sell only covered call and secured put
options.
-------------------------------------------------------------------------------

Futures and Related Options: A contract providing for the       1-16 Management
future sale and purchase of a specified amount of a specified        Market
security, class of securities, or an index at a specified time       Credit
in the future and at a specified price.                              Liquidity
                                                                     Leverage
-------------------------------------------------------------------------------


------
114

                                                                     RISK
INSTRUMENT                                                FUND CODE  TYPE
-------------------------------------------------------------------------------

Real Estate Investment Trusts ("REITS"): Pooled           1-16       Liquidity
investment vehicles which invest primarily in income                 Management
producing real estate or real estate related loans or                Market
interest.                                                            Regulatory
                                                                     Tax
                                                                     Prepayment
-------------------------------------------------------------------------------

Bankers' Acceptances: Bills of exchange or time drafts    1-16       Credit
drawn on and accepted by a commercial bank. Maturities               Liquidity
are generally six months or less.                                    Market
-------------------------------------------------------------------------------

Commercial Paper: Secured and unsecured short-term        1-16       Credit
promissory notes issued by corporations and other                    Liquidity
entities. Maturities generally vary from a few days to               Market
nine months.
-------------------------------------------------------------------------------

Foreign Securities: Securities issued by foreign          1-16       Market
companies, as well as commercial paper of foreign                    Political
issuers and obligations of foreign banks, overseas                   Liquidity
branches of U.S. banks and supranational entities.                   Foreign
Includes American Depositary Receipts, Global Depositary             Investment
Receipts, European Depositary Receipts and American
Depositary Securities.
-------------------------------------------------------------------------------

Restricted Securities: Securities not registered under    1-16       Liquidity
the Securities Act of 1933, such as privately placed                 Market
commercial paper and Rule 144A securities.
-------------------------------------------------------------------------------

Variable and Floating Rate Instruments: Obligations with  1-16       Credit
interest rates which are reset daily, weekly, quarterly              Liquidity
or some other period and which may be payable to the                 Market
Fund on demand.
-------------------------------------------------------------------------------

Rights and Warrants: Securities, typically issued with    1, 2, 5-7, Market
preferred stock or bonds, that give the holder the right  9-16       Credit
to buy a proportionate amount of common stock at a
specified price.
-------------------------------------------------------------------------------

Preferred Stock: A class of stock that generally pays a   1-16       Market
dividend at a specified rate and has preference over
common stock in the payment of dividends and in
liquidation.
-------------------------------------------------------------------------------

Mortgage-Backed Securities: Debt obligations secured by   2, 5, 10,  Prepayment
real estate loans and pools of loans. These include       14, 16     Market
collateralized mortgage obligations ("CMOs") and Real                Credit
Estate Mortgage Investment Conduits ("REMICs").                      Regulatory
-------------------------------------------------------------------------------


------
  115

                                                            FUND     RISK
INSTRUMENT                                                  CODE     TYPE
-------------------------------------------------------------------------------

Corporate Debt Securities: Corporate bonds and non-         6, 10,   Market
convertible debt securities.                                13, 14   Credit
-------------------------------------------------------------------------------

Demand Features: Securities that are subject to puts and    10       Market
standby commitments to purchase the securities at a fixed            Liquidity
price (usually with accrued interest) within a fixed                 Management
period of time following demand by a Fund.
-------------------------------------------------------------------------------

Asset-Backed Securities: Securities secured by company      2, 5,    Prepayment
receivables, home equity loans, truck and auto loans,       10, 16   Market
leases, credit card receivables and other securities                 Credit
backed by other types of receivables or other assets.                Regulatory
-------------------------------------------------------------------------------

Mortgage Dollar Rolls: A transaction in which a Fund sells  2, 5,    Prepayment
securities for delivery in a current month and              10, 16   Market
simultaneously contracts with the same party to repurchase           Regulatory
similar but not identical securities on a specified future
date.
-------------------------------------------------------------------------------

Adjustable Rate Mortgage Loans ("ARMS"): Loans in a         10       Prepayment
mortgage pool which provide for a fixed initial mortgage             Market
interest rate for a specified period of time, after which            Credit
the rate may be subject to periodic adjustments.                     Regulatory
-------------------------------------------------------------------------------

Swaps, Caps and Floors: A Fund may enter into these         1-16     Management
transactions to manage its exposure to changing interest             Credit
rates and other factors. Swaps involve an exchange of                Liquidity
obligations by two parties. Caps and floors entitle a                Market
purchaser to a principal amount from the seller of the cap
or floor to the extent that a specified index exceeds or
falls below a predetermined interest rate or amount.
-------------------------------------------------------------------------------

New Financial Products: New options and futures contracts   1-16     Management
and other financial products continue to be developed and            Credit
the Funds may invest in such options, contracts and                  Market
products.                                                            Liquidity
-------------------------------------------------------------------------------

Structured Instruments: Debt securities issued by agencies  1-10,    Market
and instrumentalities of the U.S. government, banks,        12, 13,  Liquidity
municipalities, corporations and other businesses whose     15, 16   Management
interest and/or principal payments are indexed to foreign            Credit
currency exchange rates, interest rates, or one or more              Foreign
other referenced indices.                                            Investment
-------------------------------------------------------------------------------


------
116

                                                         FUND     RISK
INSTRUMENT                                               CODE     TYPE
-----------------------------------------------------------------------------

Municipal Bonds: Securities issued by a state            10       Market
or political subdivision to obtain funds for                      Credit
various public purposes. Municipal bonds                          Political
include private activity bonds and industrial                     Tax
development bonds, as well as General                             Regulatory
Obligation Notes, Tax Anticipation Notes, Bond
Anticipation Notes, Revenue Anticipation Notes,
Project Notes, other short-term tax-exempt obligations,
municipal leases and obligations of municipal
housing authorities and single family revenue
bonds.
-----------------------------------------------------------------------------

Obligations of Supranational Agencies:                   2, 5,    Credit
Obligations of supranational agencies which are          10, 13,  Foreign
chartered to promote economic development and            15, 16   Investment
are supported by various governments and
governmental agencies.
-----------------------------------------------------------------------------

Currency Futures and Related Options: The Funds          15, 16   Management
may engage in transactions in financial futures                   Liquidity
and related options, which are generally                          Credit
described above. The Funds will enter into                        Market
these transactions in foreign currencies for                      Political
hedging purposes only.                                            Leverage
                                                                  Foreign
                                                                  Investment
-----------------------------------------------------------------------------

Forward Foreign Exchange Transactions:                   15, 16   Management
Contractual agreement to purchase or sell one                     Liquidity
specified currency for another currency at a                      Credit
specified future date and price. The Funds will                   Market
enter into forward foreign exchange                               Political
transactions for hedging purposes only.                           Leverage
                                                                  Foreign
                                                                  Investment
-----------------------------------------------------------------------------

Exchange Traded Funds: Ownership in unit                 1-16     Market
investment trusts, depositary receipts, and
other pooled investment vehicles that hold a
portfolio of securities or stocks designed to
track the price performance and dividend yield
of a particular broad based, sector or
international index. Exchange traded funds or
ETFs include a wide range of investments such
as iShares, Standard and Poor's Depository
Receipts ("SPDRs"), and NASDAQ 100's. The
Equity Index Fund invests only in SPDRs and
other Exchange Traded Funds that track the S&P
500.
-----------------------------------------------------------------------------

Zero Coupon Debt Securities: Bonds and other             2, 5,    Credit
debt that pay no interest, but are issued at a           10, 16   Market
discount from their value at maturity. When                       Zero Coupon
held to maturity, their entire return equals
the difference between their issue price and
their maturity value.
-----------------------------------------------------------------------------


------
  117

                                                          FUND     RISK
INSTRUMENT                                                CODE     TYPE
------------------------------------------------------------------------------

Zero-Fixed-Coupon Debt Securities: Zero coupon debt       10       Credit
securities which convert on a specified date to interest           Market
bearing debt securities.                                           Zero Coupon
------------------------------------------------------------------------------

Stripped Mortgage-Backed Securities: Derivative multi-    10       Prepayment
class mortgage securities usually structured with two              Market
classes of shares that receive different proportions of            Credit
the interest and principal from a pool of mortgage-                Regulatory
backed obligations. These include IOs and POs.
------------------------------------------------------------------------------

Inverse Floating Rate Instruments: Floating rate debt     10       Market
instruments with interest rates that reset in the                  Leverage
opposite direction from the market rate of interest to             Credit
which the inverse floater is indexed.
------------------------------------------------------------------------------

Loan Participations and Assignments: Participations in,   10       Credit
or assignments of all or a portion of loans to                     Political
corporations or to governments, including governments of           Liquidity
the less developed countries ("LDCs").                             Foreign
                                                                   Investment
                                                                   Market
------------------------------------------------------------------------------

Fixed Rate Mortgage Loans: Investment in fixed rate       10       Credit
mortgage loans or mortgage pools which bear simple                 Prepayment
interest at fixed annual rates and have short- to long-            Regulatory
term final maturities.                                             Market
------------------------------------------------------------------------------

Short-Term Funding Agreements: Funding agreements issued  10       Credit
by banks and highly rated U.S. insurance companies such            Liquidity
as Guaranteed Investment Contracts ("GICs") and Bank               Market
Investment Contracts ("BICs").

------
118

--------------------------------------------------------------------------------

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risks than others.

 . Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

 . Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

  Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

  Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

 . Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

 . Management Risk. The risk that a strategy used by a Fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

 . Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

------
  119

 . Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

 . Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

 . Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are prepaid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover additional amounts (i.e., premium) paid for securities with higher interest rates), resulting in an unexpected capital loss.


 . Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

 . Regulatory Risk. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses and state usury laws.

 . Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

------
120

--------------------------------------------------------------------------------

If you want more information about the Funds, the following documents are free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.

HOW CAN I GET MORE INFORMATION? You can get a free copy of the semi-annual/annual reports or the SAI, request other information or discuss your questions about the Fund by calling 1-800-480-4111, or by writing the Funds at:

ONE GROUP(R) MUTUAL FUNDS
1111 POLARIS PARKWAY
COLUMBUS, OHIO 43271-1235

  or visiting

WWW.ONEGROUP.COM

You can also review and copy the Funds' reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-202-942-8090.) You can also get reports and other information about the Funds from the EDGAR Database on the SEC's web site at http://www.sec.gov. Copies of this information may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

(Investment Company Act File No. 811-4236)




TOG-F-120
                                                             [LOGO OF ONE GROUP]
for institutional clients


EQUITY FUNDS

                    PROSPECTUS
                    Class I Shares

                    November 1, 2001

                                                             [LOGO OF ONE GROUP]

                    One Group(R) Small Cap Growth Fund
                    One Group(R) Small Cap Value Fund
                    One Group(R) Mid Cap Growth Fund
                    One Group(R) Mid Cap Value Fund
                    One Group(R) Diversified Mid Cap Fund
                    One Group(R) Large Cap Growth Fund
                    One Group(R) Large Cap Value Fund
                    One Group(R) Equity Income Fund
                    One Group(R) Diversified Equity Fund
                    One Group(R) Balanced Fund
                    One Group(R) Equity Index Fund
                    One Group(R) Market Expansion Index Fund

                    One Group(R) Health Sciences Fund

                    One Group(R) Technology Fund
                    One Group(R) International Equity Index Fund
                    One Group(R) Diversified International Fund

                    The Securities and Exchange Commission has not approved or disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                 ---------

TABLE OF

  contents


         FUND SUMMARIES: INVESTMENTS, RISK &
                                 PERFORMANCE
             One Group Small Cap Growth Fund   1
                                              ---
              One Group Small Cap Value Fund   5
                                              ---
               One Group Mid Cap Growth Fund   9
                                              ---
                One Group Mid Cap Value Fund   13
                                              ---
          One Group Diversified Mid Cap Fund   17
                                              ---
             One Group Large Cap Growth Fund   21
                                              ---
              One Group Large Cap Value Fund   25
                                              ---
                One Group Equity Income Fund   29
                                              ---
           One Group Diversified Equity Fund   34
                                              ---
                     One Group Balanced Fund   38
                                              ---
                 One Group Equity Index Fund   43
                                              ---
       One Group Market Expansion Index Fund   46
                                              ---
              One Group Health Sciences Fund   50
                                              ---
                   One Group Technology Fund   53
                                              ---
   One Group International Equity Index Fund   56
                                              ---
    One Group Diversified International Fund   60
                                              ---



                  MORE ABOUT THE FUNDS
                  Principal Investment
                            Strategies   64
                                        ---
                      Investment Risks   69
                                        ---
                   Temporary Defensive
                             Positions   72
                                        ---
                    Portfolio Turnover   73
                                        ---



       HOW TO DO BUSINESS
    WITH ONE GROUP MUTUAL
                    FUNDS
   Purchasing Fund Shares   74
                           ---
   Exchanging Fund Shares   77
                           ---
    Redeeming Fund Shares   78
                           ---



        PRIVACY POLICY   81
                        ---



                 SHAREHOLDER
                 INFORMATION
               Voting Rights   83
                              ---
           Dividend Policies   83
                              ---
            Tax Treatment of
                Shareholders   84
                              ---
      Shareholder Statements
                 and Reports   85
                              ---



          MANAGEMENT OF ONE
               GROUP MUTUAL
                      FUNDS
                The Advisor    86
                              ---
          The Fund Managers    87
                              ---



     FINANCIAL
    HIGHLIGHTS    88
                 ----
      APPENDIX
            A:
    INVESTMENT
     PRACTICES    102
                 ----

                     ----------------------------------------
  ONE GROUP(R)             Small Cap Growth Fund
-------------------------------------------------------------
Fund Summary: Investments, Risk & Performance

WHAT IS THE GOAL OF THE SMALL CAP GROWTH FUND?
The Fund seeks long-term capital growth primarily by investing in a portfolio of equity securities of small-capitalization and emerging growth companies.

WHAT ARE THE SMALL CAP GROWTH FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests mainly in common stock, debt securities, preferred stocks, convertible securities, warrants and other equity securities of small-capital-ization companies. Generally, the Fund invests in small-cap companies with mar-ket capitalizations ranging from $100 million to $3 billion at the time of in-vestment. For more information about the Small Cap Growth Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strat-egies."


WHAT ARE THE MAIN RISKS OF INVESTING IN THE SMALL CAP GROWTH FUND?
The main risks of investing in the Small Cap Growth Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Small Cap Growth Fund will change every day in response to market condi-tions. You may lose money if you invest in the Small Cap Growth Fund. For addi-tional information on risk, please read "Investment Risks."

main risks

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Initial public offerings ("IPOs") and other investment techniques may have a magnified performance im-pact on a fund with a small asset base. The Fund may not experience similar performance as its assets grow. Equity securities are also subject to "stock market risk" meaning that stock prices in general (or small-cap stocks in par-ticular) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in val-ue.

Smaller Companies. The Fund's primary investment strategy is to invest in smaller, growth companies. These investments may be riskier than investments in larger, more established companies. Securities of smaller, growth companies tend to be less liquid and more volatile than stocks of larger companies. In addition, small companies may be more vulnerable to economic, market and indus-try changes. Because economic events have a greater impact on smaller compa-nies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                       1
----

  Fund Summary             Small Cap Growth Fund
---------------------------
HOW HAS THE SMALL CAP GROWTH FUND PERFORMED?
By showing the variability of the Small Cap Growth Fund performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE SMALL CAP GROWTH FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

BAR CHART (per calendar year)/1/,/2/ -- CLASS I SHARES

--------------------------------------------------------------------------------
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [GRAPH]

                                1992     16.42%
                                1993      7.85%
                                1994     (7.73)%
                                1995     22.06%
                                1996     15.70%
                                1997     28.78%
                                1998     (4.04)%
                                1999     26.57%
                                2000      8.44%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's total return was %. The above-quoted performance data includes the perfor-mance of the Paragon Gulf South Growth Fund for the period before its consol-idation with the One Group Small Cap Growth Fund on March 26, 1996.

/2/For periods prior to the commencement of operations of Class I shares on March 26, 1996, Class I performance is based on Class A share performance from July 1, 1991 to March 25, 1996 unadjusted for differences in expenses.

--------------------------------------------------------------------------------
Best Quarter: 21.57% 3Q1997   Worst Quarter: -22.13% 3Q1998
--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual re-turns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

                                       2
----

  Fund Summary             Small Cap Growth Fund
---------------------------

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000/1/


--------------------------------------------------------------------------------

                                     PERFORMANCE
             INCEPTION                     SINCE
         DATE OF CLASS 1 YEAR 5 YEAR      7/1/91
------------------------------------------------
Class I     3/26/96     8.44% 14.43%   14.90%
------------------------------------------------
S&P SmallCap 600
 Index/2/              11.80% 13.57%   15.56%
------------------------------------------------
S&P SmallCap
 600/BARRA Growth
 Index/3/               0.57% 10.55%        *
------------------------------------------------

/1/The above-quoted performance data includes the performance of the Paragon
  Gulf South Growth Fund for the period before its consolidation with the One Group Small Cap Growth Fund on March 26, 1996. For periods prior to the com-mencement of operations of Class I shares on March 26, 1996, Class I perfor-mance is based on Class A share performance from July 1, 1991 to March 25, 1996 unadjusted for differences in expenses.
/2/The S&P SmallCap 600 Index is an unmanaged index generally representative of the performance of small companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mu-tual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.
/3/The S&P SmallCap 600/BARRA Growth Index is an unmanaged index generally rep-resentative of the performance of small-capitalization domestic stocks with higher price-to-book ratios. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduc-tion of these expenses.
* Index did not exist.

                                       3
----

  Fund Summary             Small Cap Growth Fund
---------------------------

FEES AND EXPENSES

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
---------------------------------------------
(expenses that are deducted from
Fund assets)                          CLASS I
---------------------------------------------
Investment Advisory Fees                .74%
---------------------------------------------
Other Expenses                          .30%
---------------------------------------------
Total Annual Fund Operating Expenses   1.04%
---------------------------------------------


EXAMPLES

--------------------------------------------------------------------------------

             1 YEAR             3 YEARS                     5 YEARS                     10 YEARS
             -----------------------------------------------------------------------------------
              $107               $334                        $579                        $1,283
             -----------------------------------------------------------------------------------

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses re-main the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                                       4
----

                     -------------------------------------
  ONE GROUP(R)             Small Cap Value Fund
-----------------------------------------------------------
Fund Summary: Investments, Risk & Performance

WHAT IS THE GOAL OF THE SMALL CAP VALUE FUND?
The Fund seeks long-term capital growth primarily by investing in equity secu-rities of small-capitalization companies.

WHAT ARE THE SMALL CAP VALUE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests mainly in equity securities of small domestic companies with market capitalizations of $100 million to $3 billion at the time of investment. In reviewing investment opportunities, Banc One Investment Advisors uses a val-ue-oriented approach. Companies are selected based upon such valuation charac-teristics as price-to-earnings, price-to-book and price-to-cash flow ratios which are at a discount to market averages. Banc One Investment Advisors also evaluates companies based on private market value, balance sheet strength, man-agement depth and quality, market and industry position, normalized return on capital and recent transactions involving similar businesses. Stocks are sold based on price considerations or when they are no longer expected to appreciate in value. For more information about the Small Cap Value Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strat-egies."


WHAT ARE THE MAIN RISKS OF INVESTING IN THE SMALL CAP VALUE FUND?
The main risks of investing in the Small Cap Value Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Small Cap Value Fund will change every day in response to market condi-tions. You may lose money if you invest in the Small Cap Value Fund. For addi-tional information on risk, please read "Investment Risks."

main risks

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Initial public offerings ("IPOs") and other investment techniques may have a magnified performance im-pact on a fund with a small asset base. The Fund may not experience similar performance as its assets grow. Equity securities are also subject to "stock market risk" meaning that stock prices in general (or small-cap stocks in par-ticular) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in val-ue.

Smaller Companies. The Fund's primary investment strategy is to invest in smaller, newer companies. These investments may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid and more volatile than stocks of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater

                                       5
----

  Fund Summary             Small Cap Value Fund
---------------------------
and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW HAS THE SMALL CAP VALUE FUND PERFORMED?
By showing the variability of the Small Cap Value Fund performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE SMALL CAP VALUE FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

BAR CHART (per calendar year)/1/ -- CLASS I SHARES

--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [GRAPH]

                                1991     58.42%
                                1992     17.00%
                                1993     12.29%
                                1994     (5.04)%
                                1995     25.33%
                                1996     25.63%
                                1997     30.57%
                                1998     (4.09)%
                                1999    (11.85)%
                                2000     29.94%


1 For the period from January 1, 2001, through September 30, 2001, the Fund's
  total return was    %. The above quoted performance data includes the perfor-
  mance of a common trust fund, the predecessor to the Pegasus Small Cap Oppor-tunity Fund, and the Pegasus Small Cap Opportunity Fund for the period before the consolidation with One Group Small Cap Value Fund on March 22, 1999. The predecessor to the Pegasus Small Cap Opportunity Fund commenced operations on January 27, 1995, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the predecessor to the Pegasus Small Cap Opportunity Fund as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.


--------------------------------------------------------------------------------
Best Quarter: 23.56% 1Q1991   Worst Quarter: -24.07% 3Q1998
--------------------------------------------------------------------------------

                                       6
----

  Fund Summary             Small Cap Value Fund
---------------------------

The Average Annual Total Return Table shows how the Fund's average annual re-turns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS through December 31,2000/1/


--------------------------------------------------------------------------------

             INCEPTION                           PERFORMANCE
         DATE OF CLASS 1 YEAR 5 YEARS 10 YEARS SINCE 6/30/72
------------------------------------------------------------
Class I     1/27/95    29.94% 12.50%   16.14%      9.92%
------------------------------------------------------------
Russell 2000 Value
 Index/2/              22.83% 12.60%   17.64%          *
------------------------------------------------------------
S&P SmallCap 600
 Index/3/              11.80% 13.57%   17.44%          *
------------------------------------------------------------

/1/The above-quoted performance data includes the performance of a common trust fund, the predecessor to the Pegasus Small Cap Opportunity Fund, and the Peg-asus Small Cap Opportunity Fund prior to the consolidation with the One Group Small Cap Value Fund on March 22, 1999. The predecessor to the Pegasus Small Cap Opportunity Fund commenced operations on January 27, 1995, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the predecessor to the Pegasus Small Cap Opportunity Fund as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and di-versification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower. For periods prior to the commencement of operations of Class I shares on January 27, 1995, performance is based on the common trust fund performance from June 30, 1972 to January 26, 1995. All prior class performance has been adjusted to reflect the differences in expenses.

/2/The Russell 2000 Value Index is an unmanaged index generally representative of the performance of small companies in the U.S. stock market. The perfor-mance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the perfor-mance of the Fund reflects the deduction of these expenses as well as the de-duction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares. The benchmark index for the Small Cap Value Fund has changed from the S&P Small Cap 600 Index to the Rus-sell 2000 Value Index in order to better represent the investment policies of the Fund for comparison purposes.


/3/The S&P SmallCap 600 Index is an unmanaged index generally representative of the performance of small companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mu-tual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.





* Index did not exist.


                                       7
----

  Fund Summary             Small Cap Value Fund
---------------------------
FEES AND EXPENSES

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
---------------------------------------------
(expenses that are deducted from
Fund assets)                          CLASS I
---------------------------------------------
Investment Advisory Fees               .74%
---------------------------------------------
Other Expenses                         .24%
---------------------------------------------
Total Annual Fund Operating Expenses   .99%
---------------------------------------------





EXAMPLES

--------------------------------------------------------------------------------

             1 YEAR             3 YEARS                     5 YEARS                     10 YEARS
             -----------------------------------------------------------------------------------
              $99                $328                        $576                        $1,286
             -----------------------------------------------------------------------------------

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses re-main the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                                       8
----

                     --------------------------------------
  ONE GROUP(R)             Mid Cap Growth Fund
------------------------------------------------------------
Fund Summary: Investments, Risk & Performance

WHAT IS THE GOAL OF THE MID CAP GROWTH FUND?
The Fund seeks growth of capital and secondarily, current income by investing primarily in equity securities.

WHAT ARE THE MID CAP GROWTH FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in securities that have the potential to produce above-average earnings growth per share over a one-to-three year period. The Fund typically invests in mid-cap companies with market capitalizations of $500 million to $10 billion at the time of investment. Typically, the Fund acquires shares of es-tablished companies with a history of above-average growth, as well as those companies expected to enter periods of above-average growth. Not all the secu-rities purchased by the Fund will pay dividends. The Fund also invests in smaller companies in emerging growth industries. For more information about the Mid Cap Growth Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


WHAT ARE THE MAIN RISKS OF INVESTING IN THE MID CAP GROWTH FUND?
The main risks of investing in the Mid Cap Growth Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Mid Cap Growth Fund will change every day in response to market condi-tions. You may lose money if you invest in the Mid Cap Growth Fund. For addi-tional information on risk, please read "Investment Risks."

main risks

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general (or mid-cap growth stock prices in particular) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your in-vestment in the Fund decreases in value.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller compa-nies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                       9
----

  Fund Summary             Mid Cap Growth Fund
---------------------------

HOW HAS THE MID CAP GROWTH FUND PERFORMED?
By showing the variability of the Mid Cap Growth Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE MID CAP GROWTH FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

BAR CHART (per calendar year)/1/ -- CLASS I SHARES

--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [GRAPH]

                                1991     42.91%
                                1992      9.54%
                                1993     12.73%
                                1994     (3.72)%
                                1995     27.87%
                                1996     20.29%
                                1997     30.08%
                                1998     37.34%
                                1999     29.11%
                                2000      5.90%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's
  total return was   %.


--------------------------------------------------------------------------------

Best Quarter: 39.91% 4Q1998   Worst Quarter: -16.67% 4Q2000

--------------------------------------------------------------------------------

                                       10
----

  Fund Summary             Mid Cap Growth Fund
---------------------------

The Average Annual Total Return Table shows how the Fund's average annual re-turns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000


--------------------------------------------------------------------------------

             INCEPTION                          PERFORMANCE
         DATE OF CLASS 1 YEAR 5 YEARS 10 YEARS SINCE 3/2/89
-----------------------------------------------------------
Class I     3/2/89      5.90% 24.05%   20.37%     18.97%
-----------------------------------------------------------
S&P MidCap 400
 Index/1/              17.51% 20.41%   19.86%     18.35%
-----------------------------------------------------------
S&P MidCap 400/BARRA
 Growth Index/2/        9.16% 23.91%        *          *
-----------------------------------------------------------


/1/The S&P MidCap 400 Index is an unmanaged index generally rep-resentative of the performance of the mid-size company segment of the U.S. Market. The performance of the index does not re-flect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the perfor-mance of the Fund reflects the deduction of these expenses.




/2/The S&P MidCap 400/BARRA Growth Index is an unmanaged index generally representative of the performance of the highest price-to-book securities in the S&P MidCap 400 Index. The per-formance of the index does not reflect the deduction of ex-penses associated with a mutual fund, such as investment man-agement fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

* Index did not exist.


                                       11
----

  Fund Summary             Mid Cap Growth Fund
---------------------------

FEES AND EXPENSES

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
---------------------------------------------------
(expenses that are deducted from Fund
assets)                                     CLASS I
---------------------------------------------------
Investment Advisory Fees                      .72%
---------------------------------------------------
Other Expenses                                .28%
---------------------------------------------------
Total Annual Fund Operating Expenses         1.00%
---------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/   (.01%)
---------------------------------------------------
Net Expenses                                  .99%
---------------------------------------------------




/1/Banc One Investment Advisors Corporation and the Administrator have contrac-tually agreed to waive fees and/or reimburse expenses to limit total fund op-erating expenses to .99% for Class I shares for the period beginning November 1, 2001 and ending on October 31, 2002.


EXAMPLES

--------------------------------------------------------------------------------

             1 YEAR/1/            3 YEARS                   5 YEARS                   10 YEARS
             ---------------------------------------------------------------------------------
               $101                $315                      $547                      $1,213
             ---------------------------------------------------------------------------------


             /1/Without contractual fee waivers, 1 year expenses would be $ .


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them for the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge
(load) on reinvested dividends.

                                       12
----

                     ----------------------------------
  ONE GROUP(R)             Mid Cap Value Fund
--------------------------------------------------------
Fund Summary: Investments, Risk & Performance

WHAT IS THE GOAL OF THE MID CAP VALUE FUND?
The Fund seeks capital appreciation with the secondary goal of achieving cur-rent income by investing primarily in equity securities.

WHAT ARE THE MID CAP VALUE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests mainly in equity securities of companies with below-market av-erage price-to-earnings and price-to-book value ratios and with market capital-izations of $500 million to $10 billion at the time of investment. In choosing investments, the Fund considers the issuer's soundness and earnings prospects. In seeking to achieve the objective of capital appreciation, Banc One Invest-ment Advisors looks at anticipated changes that may positively impact the value of the company such as new products, deployment of new technologies, cost cut-ting efforts and changes in management. As a secondary consideration, Banc One Investment Advisors looks for companies that have the potential to increase their dividends over time. If Banc One Investment Advisors thinks that a company's fundamentals are declining or that a company's ability to pay divi-dends has been impaired, it may eliminate the Fund's holding of the company's stock. For more information about the Mid Cap Value Fund's investment strate-gies, please read "More About the Funds" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE MID CAP VALUE FUND?
The main risks of investing in the Mid Cap Value Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Mid Cap Value Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Mid Cap Value Fund. For additional information on risk, please read "In-vestment Risks."

main risks

Market Risk. The Fund invests in equity securities (such as stocks) which are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general (or mid-cap value stock prices in particular) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your in-vestment in the Fund decreases in value.

Smaller Companies. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of small companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and indus-try changes. Because economic events have a greater impact on smaller compa-nies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.

                                       13
----

  Fund Summary             Mid Cap Value Fund
---------------------------

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW HAS THE MID CAP VALUE FUND PERFORMED?
By showing the variability of the Mid Cap Value Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE MID CAP VALUE FUND IS NOT NEC-ESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

BAR CHART (per calendar year)/1/ -- CLASS I SHARES

--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [GRAPH]

                                1991     27.18%
                                1992     12.91%
                                1993     13.20%
                                1994     (0.71)%
                                1995     26.03%
                                1996     16.51%
                                1997     35.10%
                                1998      5.67%
                                1999     (0.10)%
                                2000     28.39%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's
  total return was   %.


--------------------------------------------------------------------------------

Best Quarter: 15.97% 4Q1998   Worst Quarter: -13.63% 3Q1998

--------------------------------------------------------------------------------

                                       14
----

  Fund Summary             Mid Cap Value Fund
---------------------------

The Average Annual Total Return Table shows how the Fund's average annual re-turns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000


--------------------------------------------------------------------------------

                                                               PERFORMANCE
                             INCEPTION                               SINCE
                         DATE OF CLASS 1 YEAR 5 YEARS 10 YEARS      3/2/89
--------------------------------------------------------------------------
Class I                     3/2/89     28.39% 16.36%   15.81%    13.34%
--------------------------------------------------------------------------
S&P MidCap 400 Index/1/                17.51% 20.41%   19.86%    18.35%
--------------------------------------------------------------------------
S&P MidCap 400/BARRA Value Index/2/    27.84% 17.04%        *         *
--------------------------------------------------------------------------


/1/The S&P MidCap 400 Index is an unmanaged index generally representative of the performance of the mid-size company segment of the U.S. market. The per-formance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the per-formance of the Fund reflects the deduction of these expenses.




/2/The S&P MidCap 400/BARRA Value Index is an unmanaged index generally repre-sentative of the performance of the lowest price-to-book securities in the S&P Mid Cap 400 Index. The performance of the index does not reflect the de-duction of expenses associated with a mutual fund, such as investment manage-ment fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

* Index did not exist.


                                       15
----

  Fund Summary             Mid Cap Value Fund
---------------------------
FEES AND EXPENSES

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
---------------------------------------------
(expenses that are deducted from
Fund assets)                          CLASS I
---------------------------------------------
Investment Advisory Fees               .74%
---------------------------------------------
Other Expenses                         .22%
---------------------------------------------
Total Annual Fund Operating Expenses   .96%
---------------------------------------------


EXAMPLES

--------------------------------------------------------------------------------



             1 YEAR/1/            3 YEARS                   5 YEARS                   10 YEARS
            ----------------------------------------------------------------------------------
                $98                $312                      $544                      $1,210
            ----------------------------------------------------------------------------------

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses re-main the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                                       16
----

                     ------------------------------------------
  ONE GROUP(R)             Diversified Mid Cap Fund
---------------------------------------------------------------
Fund Summary: Investments, Risk & Performance

WHAT IS THE GOAL OF THE DIVERSIFIED MID CAP FUND?
The Fund seeks long-term capital growth by investing primarily in equity secu-rities of companies with intermediate capitalizations.

WHAT ARE THE DIVERSIFIED MID CAP FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests mainly in equity securities of mid-cap companies. Mid-cap com-panies are defined as companies with market capitalizations of $500 million to $10 billion at the time of investment. The Fund looks for companies of this size with strong potential, stable market share and an ability to quickly re-spond to new business opportunities. In choosing securities, the Fund invests in mid-cap and other companies across different capitalization levels targeting both value- and growth-oriented companies. Because the Fund seeks return over the long term, Banc One Investment Advisors will not attempt to time the mar-ket. For more information about the Diversified Mid Cap Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strat-egies."


WHAT ARE THE MAIN RISKS OF INVESTING IN THE DIVERSIFIED MID CAP FUND?
The main risks of investing in the Diversified Mid Cap Fund and the circum-stances likely to adversely affect your investment are described below. The share price of the Diversified Mid Cap Fund will change every day in response to market conditions. You may lose money if you invest in the Diversified Mid Cap Fund. For additional information on risk, please read "Investment Risks."

main risks

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or mid-cap stock prices in particular) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more-established companies. Securities of smaller compa-nies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                       17
----

  Fund Summary             Diversified Mid Cap Fund
---------------------------
HOW HAS THE DIVERSIFIED MID CAP FUND PERFORMED?
By showing the variability of the Diversified Mid Cap Fund performance from year to year, the chart and the table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE DIVERSIFIED MID CAP FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FU-TURE.

BAR CHART (per calendar year)/1/ -- CLASS I SHARES

--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [GRAPH]

                                1991     35.20%
                                1992     24.57%
                                1993     24.04%
                                1994     (3.26)%
                                1995     19.74%
                                1996     25.05%
                                1997     27.89%
                                1998      4.62%
                                1999     10.58%
                                2000     20.42%


1  For the period from January 1, 2001, through September 30, 2001, the Fund's
   total return was   %. The above-quoted performance data includes the perfor-
   mance of a common trust fund, the predecessor to the Pegasus Mid Cap Oppor-tunity Fund, and the Pegasus Mid Cap Opportunity Fund for the period prior to the consolidation with the One Group Diversified Mid Cap Fund on March 22, 1999. The predecessor to the Pegasus Mid Cap Opportunity Fund commenced operations on June 1, 1991, subsequent to the transfer of assets from a com-mon trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the predecessor to the Pegasus Mid Cap Oppor-tunity Fund as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.


--------------------------------------------------------------------------------
Best Quarter: 22.78% 4Q1998   Worst Quarter: -20.69% 3Q1998
--------------------------------------------------------------------------------

                                       18
----

  Fund Summary             Diversified Mid Cap Fund
---------------------------

The Average Annual Total Return Table shows how the Fund's average annual re-turns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000/1/


--------------------------------------------------------------------------------

             INCEPTION                            PERFORMANCE
         DATE OF CLASS 1 YEAR 5 YEARS 10 YEARS SINCE 12/31/83
-------------------------------------------------------------
Class I     6/1/91     20.42% 17.38%   18.35%      14.69%
-------------------------------------------------------------
S&P MidCap 400
 Index/2/              17.51% 20.41%   19.86%      17.20%
-------------------------------------------------------------

1 The above-quoted performance data includes the performance of a common trust fund, the predecessor to the Pegasus Mid Cap Opportunity Fund, and the Pegasus Mid Cap Opportunity Fund for the period prior to the consolidation with the One Group Di-versified Mid Cap Fund on March 22, 1999. The predecessor to the Pegasus Mid Cap Opportunity Fund commenced operations on June 1, 1991, subsequent to the transfer of assets from a com-mon trust fund with materially equivalent investment objec-tives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the commencement of op-erations of the predecessor to the Pegasus Mid Cap Opportunity Fund as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limita-tions and diversification requirements imposed by law on reg-istered mutual funds. If the common trust fund had been regis-tered, its return may have been lower.

2 The S&P MidCap 400 Index is an unmanaged index generally rep-resentative of the mid-size company segment of the U.S. mar-ket. The performance of the index does not reflect the deduc-tion of expenses associated with a mutual fund, such as in-vestment management fees. By contrast, the performance of the Fund reflects these expenses.



                                       19
----

  Fund Summary             Diversified Mid Cap Fund
---------------------------
FEES AND EXPENSES

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
---------------------------------------------
(expenses that are deducted from
Fund assets)                          CLASS I
---------------------------------------------
Investment Advisory Fees               .74%
---------------------------------------------
Other Expenses                         .21%
---------------------------------------------
Total Annual Fund Operating Expenses   .95%
---------------------------------------------


EXAMPLES

--------------------------------------------------------------------------------



             1 YEAR             3 YEARS                     5 YEARS                     10 YEARS
            ------------------------------------------------------------------------------------
              $101               $317                        $551                        $1,224
            ------------------------------------------------------------------------------------

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses re-main the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                                       20
----

                     ---------------------------------------
  ONE GROUP(R)             Large Cap Growth Fund
-------------------------------------------------------------
Fund Summary: Investments, Risk & Performance

WHAT IS THE GOAL OF THE LARGE CAP GROWTH FUND?
The Fund seeks long-term capital appreciation and growth of income by investing primarily in equity securities.

WHAT ARE THE LARGE CAP GROWTH FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests mainly in equity securities of large, well-established compa-nies. Large companies are defined as companies with market capitalizations in excess of $4 billion at the time of investment. For more information about the Large Cap Growth Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


WHAT ARE THE MAIN RISKS OF INVESTING IN THE LARGE CAP GROWTH FUND?
The main risks of investing in the Large Cap Growth Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Large Cap Growth Fund will change every day in response to market condi-tions. You may lose money if you invest in the Large Cap Growth Fund. For addi-tional information on risk, please read "Investment Risks."

main risks

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general (or large-cap growth stock prices in particular) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your in-vestment in the Fund decreases in value.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


                                       21
----

  Fund Summary             Large Cap Growth Fund
---------------------------
HOW HAS THE LARGE CAP GROWTH FUND PERFORMED?
By showing the variability of the Large Cap Growth Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE LARGE CAP GROWTH FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

BAR CHART (per calendar year)/1/ -- CLASS I SHARES

--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [GRAPH]

                                1993     13.95%
                                1994      5.56%
                                1995     27.04%
                                1996     17.25%
                                1997     32.84%
                                1998     44.71%
                                1999     27.81%
                                2000    (24.01)%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's total return was %.


--------------------------------------------------------------------------------

Best Quarter: 24.51% 4Q1998   Worst Quarter: -19.74% 4Q2000

--------------------------------------------------------------------------------

                                       22
----

  Fund Summary             Large Cap Growth Fund
---------------------------

The Average Annual Total Return Table shows how the Fund's average annual re-turns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000


--------------------------------------------------------------------------------

             INCEPTION                   PERFORMANCE
         DATE OF CLASS  1 YEAR 5 YEARS SINCE 2/28/92
----------------------------------------------------
Class I     2/28/92    -24.01% 16.96%     15.45%
----------------------------------------------------
Russell 1000 Growth
 Index/1/              -22.42% 18.15%     15.55%
----------------------------------------------------


/1/The Russell 1000 Growth Index is an unmanaged index representing the perfor-mance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The performance of the index does not re-flect the deduction of expenses associated with a mutual fund, such as in-vestment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.



                                       23
----

  Fund Summary             Large Cap Growth Fund
---------------------------
FEES AND EXPENSES

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
---------------------------------------------
(expenses that are deducted from
Fund assets)                          CLASS I
---------------------------------------------
Investment Advisory Fees               .69%
---------------------------------------------
Other Expenses                         .30%
---------------------------------------------
Total Annual Fund Operating Expenses   .99%
---------------------------------------------





EXAMPLES

--------------------------------------------------------------------------------

             1 YEAR             3 YEARS                     5 YEARS                     10 YEARS
             -----------------------------------------------------------------------------------
              $95                $296                        $515                        $1,143
             -----------------------------------------------------------------------------------

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses re-main the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.


                                       24
----

                     -------------------------------------
  ONE GROUP(R)             Large Cap Value Fund
----------------------------------------------------------

Fund Summary: Investments, Risk & Performance

WHAT IS THE GOAL OF THE LARGE CAP VALUE FUND?
The Fund seeks capital appreciation with the incidental goal of achieving cur-rent income by investing primarily in equity securities.

WHAT ARE THE LARGE CAP VALUE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests mainly in equity securities of large companies that are be-lieved to be selling below their long-term investment values. Large companies are defined as companies with market capitalizations in excess of $4 billion at the time of investment. The Fund also may invest in the stock of companies which have "breakup values" well in excess of current market values or which have uniquely undervalued corporate assets. For more information about the Large Cap Value Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


WHAT ARE THE MAIN RISKS OF INVESTING IN THE LARGE CAP VALUE FUND?
The main risks of investing in the Large Cap Value Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Large Cap Value Fund will change every day in response to market condi-tions. You may lose money if you invest in the Large Cap Value Fund. For addi-tional information on risk, please read "Investment Risks."

main risks

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general (or large-cap value stock prices in particular) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your in-vestment in the Fund decreases in value.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


                                       25
----

  Fund Summary             Large Cap Value Fund
---------------------------
HOW HAS THE LARGE CAP VALUE FUND PERFORMED?
By showing the variability of the Large Cap Value Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE LARGE CAP VALUE FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

BAR CHART (per calendar year)/1/ -- CLASS I SHARES

--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [GRAPH]

                                1992      9.19%
                                1993      4.65%
                                1994      0.78%
                                1995     24.88%
                                1996     19.94%
                                1997     26.32%
                                1998     13.89%
                                1999     11.89%
                                2000      6.06%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's total return was %.


--------------------------------------------------------------------------------
Best Quarter: 15.50% 4Q1998   Worst Quarter: -10.86% 3Q1998
--------------------------------------------------------------------------------

                                       26
----

  Fund Summary             Large Cap Value Fund
---------------------------

The Average Annual Total Return Table shows how the Fund's average annual re-turns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000


--------------------------------------------------------------------------------

                                      PERFORMANCE
             INCEPTION                      SINCE
         DATE OF CLASS 1 YEAR 5 YEARS      3/1/91
-------------------------------------------------
Class I     3/1/91     6.06%  15.41%    13.03%
-------------------------------------------------
S&P 500/BARRA Value
 Index/1/              6.08%  16.81%    15.89%
-------------------------------------------------

/1/The S&P 500/BARRA Value Index is an unmanaged index representing the perfor-mance of the lowest price-to-book securities in the S&P 500 Index. The per-formance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the per-formance of the Fund reflects the deduction of these expenses.


                                       27
----

  Fund Summary             Large Cap Value Fund
---------------------------

FEES AND EXPENSES

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



ANNUAL FUND OPERATING EXPENSES
---------------------------------------------
(expenses that are deducted from
Fund assets)                          CLASS I
---------------------------------------------
Investment Advisory Fees               .74%
---------------------------------------------
Other Expenses                         .22%
---------------------------------------------
Total Annual Fund Operating Expenses   .96%
---------------------------------------------


EXAMPLES

--------------------------------------------------------------------------------

                         1 YEAR/1/             3 YEARS             5 YEARS             10 YEARS
                        -----------------------------------------------------------------------
                            $99                 $309                $536                $1,190
                        -----------------------------------------------------------------------

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                                       28
----

                     -----------------------------------
  ONE GROUP(R)             Equity Income Fund
--------------------------------------------------------
Fund Summary: Investments, Risk & Performance

WHAT IS THE GOAL OF THE EQUITY INCOME FUND?
The Fund seeks current income through regular payment of dividends with the secondary goal of achieving capital appreciation by investing primarily in eq-uity securities.

WHAT ARE THE EQUITY INCOME FUND'S MAIN INVESTMENT STRATEGIES?
The Fund attempts to keep its dividend yield above the Standard & Poor's 500 Composite Price Index ("S&P 500 Index")/1/ by investing in common stock of cor-porations which regularly pay dividends, as well as stocks with favorable long-term fundamental characteristics. As part of its main investment strategy, the Fund may invest in convertible bonds and REITs. Because yield is the main con-sideration in selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community. For more information about the Equity Income Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

WHAT IS A REIT?
A REIT or a real estate investment trust is a pooled investment vehicle which invests in income-producing real estate or real estate loans. REITs are classi-fied as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs mainly invest directly in real estate and obtain income from collecting rent. Mortgage REITs invest in mortgages and obtain income from collecting interest payments on the mortgages. REITs are not taxed on income distributed to shareholders if they comply with several requirements of the In-ternal Revenue Code.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE EQUITY INCOME FUND?
The main risks of investing in the Equity Income Fund and the circumstances likely to adversely affect your investment are described below. The share price and yield of the Equity Income Fund will change every day in response to market conditions. You may lose money if you invest in the Equity Income Fund. For ad-ditional information on risk, please read "Investment Risks."

main risks

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

/1/"S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

                                       29
----

  Fund Summary             Equity Income Fund
---------------------------

Yield. Because of the Fund's emphasis on yield, the Fund may purchase stocks of companies that are out of favor with the financial community. These stocks may have less of a chance for capital appreciation than securities of companies that are considered to be more attractive investments. In addition, there can be no assurance that a company will continue to pay dividends.

Real Estate Securities. The Fund's investments in real estate securities are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases and sales of property. Property val-ues could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or con-demnation losses, or a general decline in neighborhood values. The Fund's in-vestments and your investment may decline in response to declines in property values or other adverse changes to the real estate market.

REIT Risk. In addition to the risks facing real estate securities, the Fund's investments in REITs involve unique risks. REITs may have limited financial re-sources, may trade less frequently and in limited volume and may be more vola-tile than other securities.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                       30
----

  Fund Summary             Equity Income Fund
---------------------------
HOW HAS THE EQUITY INCOME FUND PERFORMED?
By showing the variability of the Equity Income Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE EQUITY INCOME FUND IS NOT NEC-ESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

BAR CHART (per calendar year)/1/ -- CLASS I SHARES

--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [GRAPH]

                                1991     23.66%
                                1992      6.81%
                                1993     11.40%
                                1994      0.98%
                                1995     34.94%
                                1996     16.71%
                                1997     32.52%
                                1998     17.18%
                                1999      0.29%
                                2000      7.22%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's total return was %.


--------------------------------------------------------------------------------

Best Quarter: 16.77% 2Q1997   Worst Quarter: -8.99% 3Q1998

--------------------------------------------------------------------------------

                                       31
----

  Fund Summary             Equity Income Fund
---------------------------

The Average Annual Total Return Table shows how the Fund's average annual re-turns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000


--------------------------------------------------------------------------------

                                               PERFORMANCE
             INCEPTION                               SINCE
         DATE OF CLASS 1 YEAR 5 YEARS 10 YEARS      7/2/87
----------------------------------------------------------
Class I     7/2/87      7.22% 14.27%   14.60%    12.18%
----------------------------------------------------------
S&P 500 Index/1/       -9.10% 18.33%   17.46%    14.39%
----------------------------------------------------------


/1/The S&P 500 Index is an unmanaged index generally representative of the per-formance of large companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Funds reflects the deduction of these expenses.


                                       32
----

  Fund Summary             Equity Income Fund
---------------------------
FEES AND EXPENSES

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
---------------------------------------------
(expenses that are deducted from
Fund assets)                          CLASS I
---------------------------------------------
Investment Advisory Fees               .74%
---------------------------------------------
Other Expenses                         .25%
---------------------------------------------
Total Annual Fund Operating Expenses   .99%
---------------------------------------------


EXAMPLES

--------------------------------------------------------------------------------

                         1 YEAR             3 YEARS             5 YEARS             10 YEARS
                        --------------------------------------------------------------------
                          $100               $312                $542                $1,201
                        --------------------------------------------------------------------

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses re-main the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                                       33
----

                     ---------------------------------------
  ONE GROUP(R)             Diversified Equity Fund
-------------------------------------------------------------
Fund Summary: Investments, Risk & Performance

WHAT IS THE GOAL OF THE DIVERSIFIED EQUITY FUND?
The Fund seeks long-term capital growth and growth of income with a secondary objective of providing a moderate level of current income.

WHAT ARE THE DIVERSIFIED EQUITY FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests mainly in common stocks of companies that have good fundamen-tals and reasonable valuations with the potential for continued earnings growth over time. The Fund uses a multi-style approach, meaning that it may invest across different capitalization levels targeting both value- and growth-ori-ented companies. Because the Fund seeks return over the long term, Banc One In-vestment Advisors will not attempt to time the market. For more information about the Diversified Equity Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE DIVERSIFIED EQUITY FUND?
The main risks of investing in the Diversified Equity Fund and the circum-stances likely to adversely affect your investment are described below. The share price of the Diversified Equity Fund will change every day in response to market conditions. You may lose money if you invest in the Diversified Equity Fund. For additional information on risk, please read "Investment Risks."

main risks

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more-established companies. Securities of smaller compa-nies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                       34
----

  Fund Summary             Diversified Equity Fund
---------------------------
HOW HAS THE DIVERSIFIED EQUITY FUND PERFORMED?
By showing the variability of the Diversified Equity Fund performance from year to year, the charts and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE DIVERSIFIED EQUITY FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

TOTAL RETURN (per calendar year)/1/,/2/ -- CLASS I SHARES

--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.



                                    [GRAPH]

                                1991     38.13%
                                1992     13.64%
                                1993      7.33%
                                1994     (3.64)%
                                1995     27.54%
                                1996     21.80%
                                1997     34.84%
                                1998     28.32%
                                1999     13.78%
                                2000     (4.16)%


/1/   For the period from January 1, 2001, through September 30, 2001, the
  Fund's total return was   %. The above quoted performance data includes the
  performance of the Paragon Value Equity Income Fund for the period before its consolidation with the One Group Diversified Equity Fund on March 26, 1996.

/2/   For periods prior to the commencement of operations of Class I shares on
  March 26, 1996, Class I performance is based on Class A performance from De-cember 29, 1989 to March 25, 1996, unadjusted for differences in expenses.

--------------------------------------------------------------------------------

Best Quarter: 21.47% 4Q1998   Worst Quarter: -9.93% 3Q1998

--------------------------------------------------------------------------------

                                       35
----

  Fund Summary             Diversified Equity Fund
---------------------------

The Average Annual Total Return Table shows how the Fund's average annual re-turns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000/1/


--------------------------------------------------------------------------------

             INCEPTION                            PERFORMANCE
         DATE OF CLASS 1 YEAR 5 YEARS 10 YEARS SINCE 12/29/89
-------------------------------------------------------------
Class I     3/26/96    -4.16% 18.10%   16.88%      15.45%
-------------------------------------------------------------
S&P 500 Index/2/       -9.10% 18.33%   17.46%      15.42%
-------------------------------------------------------------
S&P SuperComposite
 1500 Index/3/         -6.98% 18.13%      *           *
-------------------------------------------------------------

/1/ The above quoted performance data includes the performance of the Paragon Value Equity Income Fund for the period be-fore its consolidation with the One Group Diversified Equity Fund on March 26, 1996. For periods prior to the commence-ment of operations of Class I shares on March 26, 1996, Class I performance is based on Class A performance from De-cember 29, 1989 to March 25, 1996 unadjusted for differences in expenses.
/2/ The S&P 500 Index is an unmanaged index generally represen-tative of the performance of large companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the perfor-mance of the Fund reflects the deduction of these expenses.
/3/ The S&P SuperComposite 1500 Index is an unmanaged index con-sisting of those stocks making up the S&P 500, S&P MidCap 400 and S&P SmallCap 600 indices representing approximately 87% of the total U.S. equity market capitalization. The per-formance of the index does not reflect the deduction of ex-penses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.
*      Index did not exist.


                                       36
----

  Fund Summary             Diversified Equity Fund
---------------------------
FEES AND EXPENSES

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
---------------------------------------------
(expenses that are deducted from
Fund assets)                          CLASS I
---------------------------------------------
Investment Advisory Fees               .73%
---------------------------------------------
Other Expenses                         .22%
---------------------------------------------
Total Annual Fund Operating Expenses   .95%
---------------------------------------------


EXAMPLES

--------------------------------------------------------------------------------

                         1 YEAR             3 YEARS             5 YEARS             10 YEARS
                        --------------------------------------------------------------------
                          $97                $303                $525                $1,166
                        --------------------------------------------------------------------

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses re-main the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                                       37
----

                     ---------------------------
  ONE GROUP(R)             Balanced Fund
-------------------------------------------------

Fund Summary: Investments, Risk & Performance

WHAT IS THE GOAL OF THE BALANCED FUND?
The Fund seeks to provide total return while preserving capital.

WHAT ARE THE BALANCED FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests in a combination of stocks (including both growth and value securities), fixed income securities and money market instruments. Banc One In-vestment Advisors will regularly review the Fund's asset allocations and vary them over time to favor investments that it believes will provide the most fa-vorable total return. In making asset allocation decisions, Banc One Investment Advisors will evaluate projections of risk, market and economic conditions, volatility, yields and expected returns. Because the Fund seeks total return over the long term, Banc One Investment Advisors will not attempt to time the market. Rather, asset allocation shifts will be made gradually over time. For more information about the Balanced Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE BALANCED FUND?
The main risks of investing in the Balanced Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Balanced Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Balanced Fund. For additional information on risk, please read "Investment Risks."

main risks

Market Risk. The Fund invests in equity securities (such as stocks) which are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Interest Rate Risk. In connection with the Fund's fixed income strategy, the Fund invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

                                       38
----

  Fund Summary             Balanced Fund
---------------------------

Credit Risk. There is a risk that issuers and counterparties will not make pay-ments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securi-ties held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect li-quidity and make it difficult for the Fund to sell the security.

Derivative Risk. The Fund invests in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the perfor-mance of underlying assets or securities. If the underlying assets do not per-form as expected, the value of the derivative security and your investment in the Fund may decline. Derivatives generally are more volatile and riskier in terms of both liquidity and value than traditional investments.

Prepayment and Call Risk. As part of its fixed income investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed se-curities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for se-curities with higher interest rates, resulting in an unexpected capital loss.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                       39
----

  Fund Summary             Balanced Fund
---------------------------

HOW HAS THE BALANCED FUND PERFORMED?
By showing the variability of the Balanced Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE BALANCED FUND IS NOT NECESSAR-ILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

BAR CHART (per calendar year)/1/ -- CLASS I SHARES

--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [GRAPH]

                               1994       (2.99)%
                               1995       25.16%
                               1996       12.67%
                               1997       22.58%
                               1998       19.77%
                               1999        7.65%
                               2000        1.54%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's
  total return was   %.


--------------------------------------------------------------------------------
Best Quarter: 12.35% 4Q1998   Worst Quarter: -4.09% 3Q1998
--------------------------------------------------------------------------------

                                       40
----

  Fund Summary             Balanced Fund
---------------------------

The Average Annual Total Return Table shows how the Fund's average annual re-turns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000/1/


--------------------------------------------------------------------------------

                        INCEPTION                 PERFORMANCE
                    DATE OF CLASS 1 YEAR 5 YEARS SINCE 4/2/93
-------------------------------------------------------------
Class I                4/2/93      1.54% 12.58%     11.40%
-------------------------------------------------------------
S&P 500 Index/2/                  -9.10% 18.33%     17.15%
-------------------------------------------------------------
Lehman Brothers
 Intermediate
 Government/Credit
 Bond Index/3/                    10.12%  6.11%      6.19%
-------------------------------------------------------------
Lipper Balanced
 Funds Index/4/                    2.39% 11.80%     11.25%
-------------------------------------------------------------


/1/The table above compares the average annual return of the Fund, which holds a mix of stocks, bonds and other debt secu-rities to an unmanaged, broad-based index (i.e., the S&P 500 Index) as well as supplemental indices for the period indicat-ed.
/2/The S&P 500 Index is an unmanaged index generally representa-tive of the performance of large companies in the U.S. stock market. The performance of the index does not reflect the de-duction of expenses associated with a mutual fund, such as in-vestment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.
/3/The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged market-weighted index which encompasses U.S. Treasury and agency securities and investment grade corporate and international (dollar-denominated) bonds, with maturities between five and 10 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these ex-penses.
/4/The Lipper Balanced Funds Index is an index of funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Un-like the indices shown above, the performance of the index re-flects the deduction of expenses associated with mutual funds, such investment management fees. These expenses are not iden-tical to the expenses charged by the Fund.


                                       41
----

  Fund Summary             Balanced Fund
---------------------------

FEES AND EXPENSES

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
---------------------------------------------------
(expenses that are deducted from Fund
assets)                                     CLASS I
---------------------------------------------------
Investment Advisory Fees                      .65%
---------------------------------------------------
Other Expenses                                .35%
---------------------------------------------------
Total Annual Fund Operating Expenses         1.00%
---------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/   (.11%)
---------------------------------------------------
Net Expenses                                  .89%
---------------------------------------------------




/1/Banc One Investment Advisors Corporation and the Administrator have contrac-tually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .89% for Class I shares for the period beginning November 1, 2001, and ending on October 31, 2002.


EXAMPLES

--------------------------------------------------------------------------------

             1 YEAR/1/            3 YEARS                   5 YEARS                   10 YEARS
             ---------------------------------------------------------------------------------
                $91                $310                      $546                      $1,225
             ---------------------------------------------------------------------------------

             /1/Without contractual fee waivers, 1 Year expenses would be $103.

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                                       42
----

                     --------------------------------
  ONE GROUP(R)             Equity Index Fund
------------------------------------------------------

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

WHAT IS THE GOAL OF THE EQUITY INDEX FUND?
The Fund seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index")./1/

WHAT ARE THE EQUITY INDEX FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests mainly in stocks included in the S&P 500 Index. The Fund also may invest in stock index futures and other equity derivatives. Banc One In-vestment Advisors attempts to track the performance of the S&P 500 Index to achieve a correlation of 0.95 between the performance of the Fund and that of the S&P 500 Index without taking into account the Fund's expenses. For more in-formation about the Equity Index Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE EQUITY INDEX FUND?
The main risks of investing in the Equity Index Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Equity Index Fund will change every day in response to market condi-tions. You may lose money if you invest in the Equity Index Fund. For addi-tional information on risk, please read "Investment Risks."

main risks

Index Investing. The Fund attempts to track the performance of the S&P 500 In-dex. Therefore, securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such se-curities.

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general (or S&P 500 Index stock prices in particular) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your in-vestment in the Fund decreases in value.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

/1/"S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

                                       43
----

  Fund Summary             Equity Index Fund
---------------------------

HOW HAS THE EQUITY INDEX FUND PERFORMED?
By showing the variability of the Equity Index Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE EQUITY INDEX FUND IS NOT NEC-ESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

BAR CHART (per calendar year)/1/ -- CLASS I SHARES

--------------------------------------------------------------------------------
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [GRAPH]
                             1992           6.85%
                             1993           9.37%
                             1994           0.75%
                             1995          37.07%
                             1996          22.59%
                             1997          33.00%
                             1998          28.24%
                             1999          20.54%
                             2000          (9.28)%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's
  total return was   %.


--------------------------------------------------------------------------------
Best Quarter: 21.26% 4Q1998   Worst Quarter: -9.96% 3Q1998
--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual re-turns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000


--------------------------------------------------------------------------------

                                      PERFORMANCE
             INCEPTION                      SINCE
         DATE OF CLASS 1 YEAR 5 YEARS      7/2/91
-------------------------------------------------
Class I     7/2/91     -9.28% 17.99%    16.27%
-------------------------------------------------
S&P 500 Index/1/-      -9.10% 18.33%    16.80%
-------------------------------------------------


/1/The S&P 500 Index is an unmanaged index generally representa-tive of the performance of large companies in the U.S. stock market. The performance of the index does not reflect the de-duction of expenses associated with a mutual fund, such as in-vestment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.


                                       44
----

  Fund Summary             Equity Index Fund
---------------------------
FEES AND EXPENSES

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
---------------------------------------------------
(expenses that are deducted from Fund
assets)                                     CLASS I
---------------------------------------------------
Investment Advisory Fees                      .30%
---------------------------------------------------
Other Expenses                                .27%
---------------------------------------------------
Total Annual Fund Operating Expenses          .57%
---------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/   (.22%)
---------------------------------------------------
Net Expenses                                  .35%
---------------------------------------------------


/1/Banc One Investment Advisors Corporation and the Administrator have contrac-tually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .35% for Class I shares for the period beginning November 1, 2001, and ending on October 31, 2002.


EXAMPLES

--------------------------------------------------------------------------------

             1 YEAR/1/            3 YEARS                   5 YEARS                   10 YEARS
             ---------------------------------------------------------------------------------
                $36                $160                      $296                       $693
             ---------------------------------------------------------------------------------

             /1/Without contractual fee waivers, 1 Year expenses would be $58.

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                                       45
----

                     ------------------------------------------------
  ONE GROUP(R)             Market Expansion Index Fund
----------------------------------------------------------------------
Fund Summary: Investments, Risk & Performance

WHAT IS THE GOAL OF THE MARKET EXPANSION INDEX FUND?
The Fund seeks to provide a return which substantially duplicates the price and yield performance of domestically traded common stocks in the small- and mid-capitalization equity markets, as represented by a market capitalization weighted combination of the Standard & Poor's Small Cap 600 Index ("S&P Small Cap 600") and the Standard & Poor's Mid Cap 400 Index ("S&P Mid Cap 400")./1/

WHAT ARE THE MARKET EXPANSION INDEX FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests in a representative sampling of stocks of medium-sized and small U.S. companies that are included in the S&P Small Cap 600 and S&P Mid Cap 400 and which trade on the New York and American Stock Exchanges as well as over-the-counter stocks that are part of the National Market System. (Not all of the stocks in the indices are included in the Fund.) The Fund uses a sam-pling methodology to determine which stocks to purchase or sell in order to closely replicate the performance of the combined indices. The Fund seeks to achieve a correlation between its portfolio and that of the indices of at least 0.95, without taking into account the Fund's expenses. For more information about the Market Expansion Index Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE MARKET EXPANSION INDEX FUND?
The main risks of investing in the Market Expansion Index Fund and the circum-stances likely to adversely affect your investment are described below. The share price of the Market Expansion Index Fund and its yield will change every day in response to economic and other market conditions. You may lose money if you invest in the Market Expansion Index Fund. For additional information on risk, please read "Investment Risks."

main risks

Index Investing. The Fund attempts to track the performance of the S&P Small Cap 600 Index and the S&P Mid Cap 400 Index. Therefore, securities may be pur-chased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities.

Market Risk. The Fund invests in equity securities (such as stocks) which are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general (or small-cap and mid-cap

/1/"S&P Small Cap 600" and "S&P Mid Cap 400" are registered service marks of
  Standard & Poor's Corporation, which does not sponsor and is in no way affil-iated with the Fund.

                                       46
----

  Fund Summary             Market Expansion Index Fund
---------------------------
stock prices in particular) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Smaller Companies. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more-established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and in-dustry changes. Because economic events have a greater impact on smaller compa-nies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW HAS THE MARKET EXPANSION INDEX FUND PERFORMED?
By showing the variability of the Market Expansion Index Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE MARKET EXPANSION IN-DEX FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

                                       47
----

  Fund Summary             Market Expansion Index Fund
---------------------------

BAR CHART (per calendar year)/1/,/2/ -- CLASS I SHARES

--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [GRAPH]

                             1999           11.56%
                             2000           14.10%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's
  total return was   %.

/2/The above-quoted performance data includes the performance of the Pegasus
  Market Expansion Index Fund before its consolidation with the One Group Mar-ket Expansion Index Fund on March 22, 1999.

--------------------------------------------------------------------------------
Best Quarter: 15.10% 4Q 1999   Worst Quarter: -7.52% 1Q 1999
--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual re-turns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000/1/


--------------------------------------------------------------------------------

                                                PERFORMANCE
                             INCEPTION             SINCE
                           DATE OF CLASS 1 YEAR   7/31/98
-----------------------------------------------------------
Class I                       7/31/98    14.10%   14.89%
-----------------------------------------------------------
S&P MidCap 400 Index/2/                  17.51%   19.49%
-----------------------------------------------------------
S&P SmallCap 600 Index/3/                11.80%   10.24%
-----------------------------------------------------------


/1/The above-quoted performance data includes the performance of the Pegasus
  Market Expansion Index Fund before it consolidated with the One Group Market Expansion Index Fund on March 22, 1999.
/2/The S&P MidCap 400 Index is an unmanaged index generally representative of the performance of the mid-size company segment of the U.S. market. The per-formance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the per-formance of the Fund reflects the deduction of these expenses.
 /3/The S&P SmallCap 600 Index is an unmanaged index generally representative of the performance of small companies in the U.S. stock market. The perfor-mance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the perfor-mance of the Fund reflects the deduction of these expenses.

                                       48
----

  Fund Summary             Market Expansion Index Fund
---------------------------
FEES AND EXPENSES

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
---------------------------------------------------
(expenses that are deducted from Fund
assets)                                     CLASS I
---------------------------------------------------
Investment Advisory Fees                      .35%
---------------------------------------------------
Other Expenses                                .49%
---------------------------------------------------
Total Annual Fund Operating Expenses          .84%
---------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/   (.27%)
---------------------------------------------------
Net Expenses                                  .57%
---------------------------------------------------


/1/Banc One Investment Advisors Corporation and the Administrator have contrac-tually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .57% for Class I shares for the period beginning November 1, 2001, and ending on October 31, 2002.


EXAMPLES

--------------------------------------------------------------------------------

                         1 YEAR/1/             3 YEARS             5 YEARS             10 YEARS
                        -----------------------------------------------------------------------
                            $58                 $250                $457                $1,056
                        -----------------------------------------------------------------------

                        /1/Without contractual fee waivers, 1 Year expenses
                           would be $90.

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                                       49
----

                     ------------------------------------
  ONE GROUP(R)             Health Sciences Fund
----------------------------------------------------------
Fund Summary: Investments, Risk & Performance

WHAT IS THE GOAL OF THE HEALTH SCIENCES FUND?
The Fund is designed to provide long-term capital appreciation.

WHAT ARE THE HEALTH SCIENCES FUND'S MAIN INVESTMENT STRATEGIES?
The Fund mainly invests in equity securities of companies engaged in the re-search, development, production or distribution of products and services re-lated to biotechnology, health care or medicine. These companies include bio-technology companies, pharmaceutical companies, medical supply and equipment companies, and companies engaged in medical, diagnostic, or other related re-search and development. In selecting investments for the Fund, Banc One Invest-ment Advisors will seek to identify companies that are well positioned for growth. Banc One Investment Advisors also selects stocks based on revenue and earnings potential and attractive relative valuations. Although the Fund may invest in companies of any size, the Fund will typically invest in large- and mid-capitalization companies. For more information about the Health Sciences Fund's investment strategies, please read "More About the Fund" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE HEALTH SCIENCES FUND?
The main risks of investing in the Health Sciences Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Health Sciences Fund will change every day in response to market condi-tions. You may lose money if you invest in the Health Sciences Fund. For addi-tional information on risk, please read "Investment Risks."

main risks

Securities of Health Sciences Companies: The Fund's performance is closely tied to, and affected by, the performance of the industries in the health sciences sector. Health sciences companies are subject to comprehensive government regu-lation and scrutiny. The activities of health sciences companies may be depen-dent upon government funding and reimbursements from governmental programs and agencies. Moreover, new products may require regulatory approval. As a result, adverse actions (or market concerns with prospective actions) by governmental entities such as withdrawal of funding, changes in legislation and regulation, or denial or delays in regulatory approvals, may have an adverse impact on the Fund's share price. In addition, the Fund may be adversely impacted by in-creased competition among health sciences companies, patent infringement, prod-uct liability and other litigation, and product obsolescence.

Market Risk. The Fund invests in equity securities (such as stocks) which are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Initial public offerings ("IPOs") and other investment techniques may have a magnified performance im-pact on a fund with a small asset base. The Fund may not experience similar performance as its

                                       50
----

  Fund Summary             Health Sciences Fund
---------------------------
assets grow. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or health sciences stock prices in particular) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Non-Diversified. The Fund is considered non-diversified and can invest more of its assets in securities of a single issuer than a "diversified" fund. In addi-tion, the Fund concentrates its investments in a single industry or group of industries in the health sciences sector. Companies in the health sciences sec-tor include companies engaged in the research, development, production, or dis-tribution of products and services related to biotechnology, health care or medicine. For example, biotechnology companies, pharmaceutical companies, medi-cal supply companies, and companies engaged in medical, diagnostic, or other related research and development are all part of the health sciences sector. This concentration increases the risk of loss to the Fund by increasing its ex-posure to economic, business, political or regulatory developments that may be adverse to the health sciences sector of the economy or individual industries within the health sciences sector.


Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund began operations on March 23, 2001, and does not have a full calendar year of investment returns at the date of this prospectus.



                                       51
----

  Fund Summary             Health Sciences Fund
---------------------------
FEES AND EXPENSES

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
---------------------------------------------------
(expenses that are deducted from Fund
assets)
---------------------------------------------------
Investment Advisory Fees                      .85%
---------------------------------------------------
Other Expenses/1/                            1.68%
---------------------------------------------------
Total Annual Fund Operating Expenses         2.53%
---------------------------------------------------
Fee Waiver and/or Expense Reimbursement/2/  (1.18%)
---------------------------------------------------
Net Expenses                                 1.35%
---------------------------------------------------




/1/Expense information is based on estimated amounts for the current fiscal year.




/2/Banc One Investment Advisors Corporation and the Administrator have contrac-tually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 1.35% for Class I shares for the period beginning November 1, 2001 and ending on October 31, 2002.


EXAMPLES


--------------------------------------------------------------------------------

                                        1 YEAR/1/                                           3 YEARS
                        ---------------------------------------------------------------------------
                                          $158                                               $490
                        ---------------------------------------------------------------------------


                        /1/Without contractual fee waivers and reimbursements,
                           1 Year expenses would be $ .



The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown below. There is no sales charge (load) on reinvested dividends.


                                       52
----

                     ------------------------------
  ONE GROUP(R)             Technology Fund
----------------------------------------------------
Fund Summary: Investments, Risk & Performance

WHAT IS THE GOAL OF THE TECHNOLOGY FUND?
The Fund is designed to provide long-term capital growth.

WHAT ARE THE TECHNOLOGY FUND'S MAIN INVESTMENT STRATEGIES?
The Fund mainly invests in equity securities of companies that have developed, or are expected to develop, products, processes or services that will provide significant technological advances and improvements. This may include, for ex-ample, companies that develop, produce or distribute products in the computer, electronics and communications sectors. In selecting investments, the Fund will generally invest in companies that are positioned for accelerated growth or higher earnings. In addition, the Fund also may invest in companies (regardless of size) whose stocks appear to be trading below their true value. For more in-formation about the Technology Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE TECHNOLOGY FUND?
The main risks of investing in the Technology Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Technology Fund will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Technology Fund. For additional information on risk, please read "Investment Risks."

main risks

Securities of Technology Companies: The Fund's performance is closely tied to and affected by the technology sector. The stock price of technology companies tends to be more volatile than the stock price of companies in other indus-tries. In addition, the valuation of many technology stocks could be high when considered by such traditional measures of value as price-to-earnings ratios. Competitive pressures also may have a significant effect on the financial con-dition of technology-sensitive companies. Further, because of the rapid pace of technological development, products and services produced by companies in which the Fund invests may become obsolete or have relatively short product cycles. As a result, the Fund's value and its returns may be considerably more volatile and pose greater risks than the values and returns of other mutual funds that do not focus their investments on companies in the technology sector.

Smaller Companies. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more-established companies. Small companies may be more vulnerable to economic, market and industry changes. Because eco-nomic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund. Finally, emerg-ing companies in the technology sector may not be profitable and may not antic-ipate earning profits in the foreseeable future.

                                       53
----

  Fund Summary             Technology Fund
---------------------------

Market Risk. The Fund invests in equity securities (such as stocks) which are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Initial public offerings ("IPOs") and other investment techniques may have a magnified performance im-pact on a fund with a small asset base. The Fund may not experience similar performance as its assets grow. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or technology stock prices in particular) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Non-Diversified. The Fund is considered non-diversified and can invest more of its assets in securities of a single issuer than a "diversified" fund. In addi-tion, the Fund concentrates its investments in a single industry or group of industries in the technology sector. Companies in the technology sector include companies involved in the development of products, processes or services that may provide significant technological advances and improvements. For example, companies that develop and distribute computer hardware and software, electron-ics and communications devises are in the technology sector. This concentration increases the risk of loss to the Fund by increasing its exposure to economic, business, political or regulatory developments that may be adverse to the tech-nology sector of the economy or individual industries within the technology sector.


Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                       54
----

  Fund Summary             Technology Fund
---------------------------
HOW HAS THE TECHNOLOGY FUND PERFORMED?
The Fund began operations on July 28, 2000, and does not have a full calendar year of investment returns.

FEES AND EXPENSES

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
---------------------------------------------------
(expenses that are deducted from Fund
assets)                                     CLASS I
---------------------------------------------------
Investment Advisory Fees                     1.00%
---------------------------------------------------
Other Expenses                               1.02%
---------------------------------------------------
Total Annual Fund Operating Expenses         2.02%
---------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/   (.72%)
---------------------------------------------------
Net Expenses                                 1.30%
---------------------------------------------------




/1/Banc One Investment Advisors Corporation and the Administrator have contrac-tually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 1.30% for Class I shares for the period beginning November 1, 2001, and ending on October 31, 2002.


EXAMPLES

--------------------------------------------------------------------------------

             1 YEAR/1/                                                 3 YEARS
             -----------------------------------------------------------------
               $132                                                     $454
             -----------------------------------------------------------------

             /1/Without contractual fee waivers, 1 Year expenses would be $153.

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                                       55
----

                     --------------------------------------------------
  ONE GROUP(R)             International Equity Index Fund
------------------------------------------------------------------------
Fund Summary: Investments, Risk & Performance

WHAT IS THE GOAL OF THE INTERNATIONAL EQUITY INDEX FUND?
The Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the MSCI EAFE GDP Index./1/

WHAT ARE THE INTERNATIONAL EQUITY INDEX FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests mainly in foreign stocks included in the MSCI EAFE GDP Index. The Fund also may invest in stock index futures. Banc One Investment Advisors attempts to track the performance of the MSCI EAFE GDP Index to achieve a cor-relation of 0.90 between the performance of the Fund and that of the MSCI EAFE GDP Index, without taking into account the Fund's expenses. As part of its in-vestment strategy, the Fund may invest in securities of emerging international markets such as Mexico, Chile and Brazil. Banc One Investment Advisors selects securities of emerging markets that are included in the Morgan Stanley Emerging Market Free Index based on size, risk and the ease of investing in the country's market (e.g., reasonable settlement procedures). Most of the Fund's assets will be denominated in foreign currencies. For more information about the International Equity Index Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE INTERNATIONAL EQUITY INDEX FUND? The main risks of investing in the International Equity Index Fund and the cir-cumstances likely to adversely affect your investment are described below. The share price of the International Equity Index Fund will change every day in re-sponse to market conditions. You may lose money if you invest in the Interna-tional Equity Index Fund. For additional information on risk, please read "In-vestment Risks."

main risks

Index Investing. The Fund attempts to track the performance of the MSCI EAFE GDP Index. Therefore, securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities.

Foreign Securities. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

/1/Gross Domestic Product Weighted Morgan Stanley Capital International Europe,
  Australasia and Far East Index. MSCI EAFE GDP Index is a registered service mark of Morgan Stanley Capital International, which does not sponsor and is in no way affiliated with the Fund.

                                       56
----

  Fund Summary             International Equity Index Fund
---------------------------

Emerging Market Risk. The Fund may invest up to 10% of its net assets in secu-rities of emerging international markets. The risks associated with foreign se-curities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regu-latory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed coun-tries.

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general (or stocks comprising the MSCI EAFE GDP Index in particular) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                       57
----

  Fund Summary             International Equity Index Fund
---------------------------

HOW HAS THE INTERNATIONAL EQUITY INDEX FUND PERFORMED?
By showing the variability of the International Equity Index Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE INTERNATIONAL EQUITY INDEX FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

BAR CHART (per calendar year)/1/ -- CLASS I SHARES

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

--------------------------------------------------------------------------------

                                    [GRAPH]

                             1993          29.60%
                             1994           3.90%
                             1995          10.19%
                             1996           6.61%
                             1997           5.68%
                             1998          21.57%
                             1999          33.42%
                             2000         (17.63)%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's
  total return was    %.


--------------------------------------------------------------------------------
Best Quarter: 20.46% 4Q1998   Worst Quarter: -14.47% 3Q1998

--------------------------------------------------------------------------------
The Average Annual Total Return Table shows how the Fund's average annual re-turns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS THROUGH DECEMBER 31, 2000


--------------------------------------------------------------------------------

                          INCEPTION                    PERFORMANCE
                        DATE OF CLASS 1 YEAR  5 YEARS SINCE 10/28/92
--------------------------------------------------------------------
Class I                   10/28/92    -17.63%  8.52%      10.41%
--------------------------------------------------------------------
MSCI EAFE GDP Index/1/                -15.53%  9.80%      12.23%
--------------------------------------------------------------------


/1/The MSCI EAFE GDP Index is an unmanaged index generally representative of the performance of international stock markets. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.


                                       58
----

  Fund Summary             International Equity Index Fund
---------------------------
FEES AND EXPENSES

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
---------------------------------------------
(fees paid directly from your
investment)                           CLASS I
---------------------------------------------
Redemption Fee on shares less than
  90 days
  (as a percentage of amount
  redeemed/exchanged)                  2.00%
---------------------------------------------
ANNUAL FUND OPERATING EXPENSES
---------------------------------------------
(expenses that are deducted from
Fund assets)                          CLASS I
---------------------------------------------
Investment Advisory Fees               .55%
---------------------------------------------
Other Expenses                         .30%
---------------------------------------------
Total Annual Fund Operating Expenses   .85%
---------------------------------------------


EXAMPLES

--------------------------------------------------------------------------------

             1 YEAR             3 YEARS                     5 YEARS                     10 YEARS
             -----------------------------------------------------------------------------------
              $95                $296                        $515                        $1,143
             -----------------------------------------------------------------------------------

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses re-main the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                                       59
----

                     ------------------------------------------------
  ONE GROUP(R)             Diversified International Fund
----------------------------------------------------------------------
Fund Summary: Investments, Risk & Performance

WHAT IS THE GOAL OF THE DIVERSIFIED INTERNATIONAL FUND?
The Fund seeks long-term capital growth by investing primarily in equity secu-rities of foreign issuers.

WHAT ARE THE DIVERSIFIED INTERNATIONAL FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests mainly in the securities of companies located in Europe, Asia and Latin America. The Fund also will invest in other regions and countries that present attractive investment opportunities, including developing coun-tries. In selecting a country for investment, Banc One Investment Advisors ana-lyzes the global economic and political situation, as well as the securities market of selected countries. In selecting individual securities, Banc One In-vestment Advisors selects a representative sampling of the companies comprising the individual country's stock market index. For more information about the Di-versified International Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE DIVERSIFIED INTERNATIONAL FUND? The main risks of investing in the Diversified International Fund and the cir-cumstances likely to adversely affect your investment are described below. The share price of the Diversified International Fund will change every day in re-sponse to market conditions. You may lose money if you invest in the Diversi-fied International Fund. For additional information on risk, please read "In-vestment Risks."

main risks

Foreign Securities. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments. Because the Fund may invest over 25% of its total assets in a single country, political and economic developments in that country will have a greater impact on the performance of the Fund than would be the case if the Fund were more widely diversified.

Emerging Market Risk. The risks associated with foreign securities are magni-fied in countries in "emerging markets." These countries may have relatively unstable governments and less-established market economies than developed coun-tries. Emerging markets may face greater social, economic, regulatory and po-litical uncertainties. These risks make emerging market securities more vola-tile and less liquid than securities issued in more developed countries.

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or

                                       60
----

  Fund Summary             Diversified International Fund
---------------------------
changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW HAS THE DIVERSIFIED INTERNATIONAL FUND PERFORMED?
By showing the variability of the Diversified International Fund performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE DIVERSIFIED INTERNA-TIONAL FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

BAR CHART (per calendar year)/1/ -- CLASS I SHARES

--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [GRAPH]

                                1991      6.57%
                                1992     (6.65)%
                                1993     29.66%
                                1994      0.00%
                                1995     11.48%
                                1996      7.74%
                                1997      3.97%
                                1998     16.43%
                                1999     41.19%
                                2000    (20.89)%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's
  total return was    %. The above quoted performance data includes the perfor-
  mance of a common trust fund, the predecessor to the Pegasus International Equity Fund and the Pegasus International Equity Fund for the period prior to the consolidation with One Group Diversified International Fund on March 22, 1999. The predecessor to the Pegasus International Equity Fund commenced op-erations on December 3, 1994, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the predecessor to the Pegasus International Equity Fund as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been regis-tered, its return may have been lower.


--------------------------------------------------------------------------------

Best Quarter: 26.98% 4Q1999   Worst Quarter: -14.73% 3Q1998

--------------------------------------------------------------------------------

                                       61
----

  Fund Summary             Diversified International Fund
---------------------------
The Average Annual Total Return Table shows how the Fund's average annual re-turns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000/1/


--------------------------------------------------------------------------------

             INCEPTION                            PERFORMANCE
         DATE OF CLASS  1 YEAR 5 YEARS  10 YEARS SINCE 4/30/86
--------------------------------------------------------------
Class I     12/3/94    -20.89%  7.82%    7.68%       8.86%
--------------------------------------------------------------
MSCI EAFE + EMF
 Index/2/              -15.88%  6.36%    8.19%         *
--------------------------------------------------------------


/1/The above quoted performance data includes the performance of a common trust fund, the predecessor to the Pegasus International Equity Fund, and the Pega-sus International Equity Fund for the period prior to the consolidation with One Group Diversified International Fund on March 22, 1999. The predecessor to the Pegasus International Equity Fund commenced operations on December 3, 1994, subsequent to the transfer of assets from a common trust fund with ma-terially equivalent investment objectives, policies, guidelines and restric-tions as the Fund. The quoted performance of the Fund includes the perfor-mance of the common trust fund for periods prior to the commencement of oper-ations of the predecessor to the Pegasus International Equity Fund as ad-justed to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds.
/2/The Morgan Stanley Capital International (MSCI) EAFE + EMF Index is an un-managed index generally representative of the performance of international stock markets and of emerging markets. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as in-vestment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.
* Index did not exist.



                                       62
----

  Fund Summary             Diversified International Fund
---------------------------
FEES AND EXPENSES

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
------------------------------------------------------
                                                 CLASS
(fees paid directly from your investment)          I
------------------------------------------------------
Redemption Fee on shares held less than 90 days
 (as a percentage of amount redeemed/exchanged)  2.00%
------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES
---------------------------------------------
(expenses that are deducted from
Fund assets)                          CLASS I
---------------------------------------------
Investment Advisory Fees                .80%
---------------------------------------------
Other Expenses                          .25%
---------------------------------------------
Total Annual Fund Operating Expenses   1.05%
---------------------------------------------





EXAMPLES

--------------------------------------------------------------------------------

            1 YEAR             3 YEARS                     5 YEARS                     10 YEARS
            -----------------------------------------------------------------------------------
             $107               $340                        $593                        $1,314
            -----------------------------------------------------------------------------------

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses re-main the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                                       63
----

                     --------------------------------------
  ONE GROUP(R)             More About the Funds
------------------------------------------------------------

Each of the sixteen funds described in this prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation. For more information about One Group and Banc One Investment Advisors, please read "Management of One Group Mutual Funds" and the Statement of Additional Informa-tion.


Principal Investment Strategies

This prospectus describes sixteen mutual funds with a variety of investment ob-jectives, including total return, capital appreciation, current income, and long-term capital growth. The principal investment strategies that are used to meet each Fund's investment objective are described in "Fund Summaries: Invest-ments, Risk & Performance" in the front of this prospectus. They are also de-scribed below. There can be no assurance that the Funds will achieve their in-vestment objectives. Please note that each Fund also may use strategies that are not described below, but which are described in the Statement of Additional Information.


one group small cap growth fund. The Fund may invest in common stocks, debt se-curities, preferred stocks, convertible securities, warrants and other equity securities of small-capitalization companies. Small-capitalization companies are defined as companies with market capitalizations ranging from $100 million to $3 billion at the time of investment. The Fund may occasionally hold securi-ties of companies with large capitalizations if doing so contributes to the Fund's investment objective.


 . Under normal circumstances, at least 80% of the Fund's assets will be in-vested in the securities of small-capitalization companies. If the Fund decides to change this strategy, shareholders will be given 60 days ad-vance notice.


 . Although the Fund may invest up to 20% of its total assets in U.S. gov-ernment securities, other investment grade fixed income securities, cash and cash equivalents, the Fund's main investment strategy is to invest in equity securities of small-capitalization companies.


one group small cap value fund. The Fund invests mainly in equity securities of small-capitalization companies. Small-capitalization companies are defined as companies with market capitalizations of $100 million to $3 billion at the time of investment. The Fund may occasionally hold securities of companies with large capitalizations if doing so contributes to the Fund's investment objec-tive.


 . Under normal circumstances, at least 80% of the Fund's assets will be in-vested in common and preferred stocks, rights, warrants, convertible se-curities, and other equity securities of small-capitalization companies. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.


 . The Fund may invest up to 25% of the Fund's net assets in foreign securi-ties.

                                       64
----

------------

 . Up to 20% of the Fund's total assets may be invested in U.S. government securities, other investment grade fixed income securities, cash and cash equivalents.


one group mid cap growth fund. The Fund invests in securities of mid-cap compa-nies that have the potential to produce above-average earnings growth per share over a one to three-year period. Mid-cap companies are defined as companies with market capitalizations of $500 million to $10 billion at the time of in-vestment.


 . Under normal circumstances, at least 80% of the Fund's assets will be in-vested in equity securities of mid-cap companies, including common stocks and debt securities and preferred stocks that are convertible to common stocks. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.


 .  A portion of the Fund's assets may be held in cash equivalents.


one group mid cap value fund. The Fund invests mainly in equity securities of mid-cap companies with below-market average price-to-earnings and price-to-book value ratios. Mid-cap companies are defined as companies with market capital-izations of $500 million to $10 billion at the time of investment.


 . Under normal circumstances, at least 80% of the Fund's assets will be in-vested in equity securities of mid-cap companies, including common stock and debt securities and preferred stocks both of which are convertible into common stocks. If the Fund decides to change this strategy, share-holders will be given 60 days advance notice.


 . A portion of the Fund's assets may be held in cash equivalents.


one group diversified mid cap fund. The Fund invests mainly in equity securi-ties of mid-cap companies. Mid-cap companies are defined as companies with mar-ket capitalizations of $500 million to $10 billion at the time of investment.


 . Under normal circumstances, at least 80% of the Fund's assets will be in-vested in common and preferred stocks, rights, warrants, convertible secu-rities, and other equity securities of mid-cap companies. If the Fund de-cides to change this strategy, shareholders will be given 60 days advance notice.


 . Up to 25% of the Fund's net assets may be invested in foreign securities.
   Up to 20% of the Fund's total assets may be invested in U.S. government securities, other investment grade fixed income securities, cash and cash equivalents. Although the Fund may use these strategies more in the fu-ture, the Fund's main strategy is to invest in equity securities of mid-capitalization companies.


one group large cap growth fund. The Fund invests mainly in equity securities of large, well-established companies. Large companies are defined as companies with market capitalizations in excess of $4 billion at the time of investment.


 . Under normal circumstances, at least 80% of the Fund's assets will be in-vested in the equity securities of large, well-established companies. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.


                                       65
----

------------

one group large cap value fund. The Fund invests in equity securities of large companies that are believed to be selling below their long-term investment val-ues. Large companies are defined as companies with market capitalizations in excess of $4 billion at the time of investment.


 . Under normal circumstances, at least 80% of the Fund's assets will be in-vested in equity securities of large companies, including common stocks, and debt securities and preferred stocks which are convertible to common stock. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.


 . A portion of the Fund's assets may be held in cash equivalents.


one group equity income fund. The Fund invests in the equity securities of cor-porations which regularly pay dividends, as well as stocks with favorable long-term fundamental characteristics.

 . Under normal circumstances, at least 80% of the Fund's assets will be in-vested in the equity securities of corporations which regularly pay divi-dends, including common stocks and debt securities and preferred stock convertible to common stock. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.


 .  A portion of the Fund's assets may be held in cash equivalents.



one group diversified equity fund. The Fund invests mainly in common stocks of companies that have the potential for continued earnings growth with strong fundamentals and a reasonable value.

 . Under normal circumstances, at least 80% of the Fund's assets will be in-vested in equity securities. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.


 . Although the Fund may invest up to 20% of the Fund's total assets in U.S. government securities, other investment grade fixed income securities, cash and cash equivalents, the Fund's main investment strategy is to in-vest in equity securities.


one group balanced fund. The Fund invests in a combination of stocks, fixed in-come securities and money market instruments. Normally, the Fund will invest:

 . between 40% and 75% of its total assets in all types of equity securities (including stock of both large- and small-capitalization companies and growth and value securities). Up to 25% of the Fund's net assets may be invested in foreign securities, including American Depositary Receipts.


 . between 25% and 60% of its total assets in mid- to long-term fixed income securities, including bonds, notes and other debt securities. The balance will be invested in cash equivalents.


                                       66
----

------------

   HOW DOES BANC ONE INVESTMENT ADVISORS SELECT
  FIXED INCOME SECURITIES FOR THE BALANCED FUND?


 Banc One Investment Advisors analyzes four major factors in managing and constructing the portfo-lio of fixed income securities for the Balanced
 Fund: duration, market sector, maturity concen-trations and individual securities. Rather than attempting to time the market, Banc One Invest-ment Advisors looks for sectors and securities that it believes will perform consistently well over time as measured by total return. The fixed income portion of the Balanced Fund attempts to enhance total return by selecting market sectors and securities that offer risk/reward advantages based on market trends, structural make-up and credit trends. Individual securities that are purchased by the Fund are subject to a disci-plined risk/reward analysis both at the time of purchase and on an ongoing basis. This analysis includes an evaluation of interest rate risk, credit risk and risks associated with the complex legal and technical structure of the investment
 (e.g., asset-backed securities).




one group equity index fund. The Fund invests in stocks included in the S&P 500 Index. (The Fund also invests in stock index futures and other equity deriva-tives.) The Fund may hold up to 10% of its total assets in cash or cash equiva-lents. (Assets held in margin deposits and segregated accounts for futures con-tracts are not considered cash or cash equivalents for purposes of the 10% lim-itation.)

 . The percentage of a stock that the Fund holds will be approximately the same percentage that the stock represents in the S&P 500 Index.

 . Banc One Investment Advisors generally picks stocks in the order of their weightings in the S&P 500 Index, starting with the heaviest weighted stock.

 . The Fund attempts to achieve a correlation between the performance of the Fund and that of the S&P 500 Index of at least 0.95, without taking into account Fund expenses. Perfect correlation would be 1.00.


one group market expansion index fund. The Fund invests in stocks included in the S&P SmallCap 600 Index and S&P MidCap 400 Index.

 . The Fund also may invest up to 10% of its net assets in foreign securi-ties, including Depositary Receipts.

 . Up to 10% of the Fund's total assets may be held in cash and cash equiva-lents. (Assets held in margin deposits and segregated accounts for futures contracts are not considered cash or cash equivalents for pur-poses of the 10% limitation.)

health sciences fund. The Fund mainly invests in equity securities of health sciences companies with an emphasis on companies that Banc One Investment Advi-sors believes will produce above average growth.


                                       67
----

 . Under normal circumstances, at least 80% of the Fund's assets will be in-vested in common and preferred stocks, rights, warrants, convertible se-curities and other equity securities of companies engaged in the re-search, development, production, or distribution of products and services related to biotechnology, health care or medicine. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.


 . Up to 20% of the Fund's total assets may be invested in U.S. government securities, other investment grade fixed income securities, cash and cash equivalents, and equity securities of companies outside industries in the health sciences sector.


 . The Fund also may invest up to 25% of its net assets in the securities of foreign issuers.


 . Under normal circumstances, the Fund will invest at least 25% of its to-tal assets in one industry or group of industries in the health sciences sector. Companies in an industry or group of industries in the health sciences sector include companies engaged in the research, development, production, or distribution of products and services related to biotech-nology, health care or medicine.


one group technology fund. The Fund mainly invests in equity securities that have, or are expected to develop products, processes or services that will provide significant technological advances and improvements.

 . Under normal circumstances, at least 80% of the Fund's assets will be in-vested in common and preferred stocks, rights, warrants, convertible se-curities and other equity securities of companies that develop signifi-cant technological advancements or improvements. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.


 . Up to 20% of the Fund's total assets may be invested in U.S. government securities, other investment grade fixed income securities, cash and cash equivalents, and equity securities of companies outside the technology sector.


 . The Fund also may invest up to 25% of its net assets in the securities of foreign issuers.

 . Under normal circumstances, the Fund will invest at least 25% of its to-tal assets in one industry or group of industries in the technology sec-tor. Companies in an industry or group of industries in the technology sector include companies engaged in the research, development, produc-tion, or distribution of products and services related to computer hard-ware and software, communications, and electronics.


A portion of the Fund's assets may be held in cash and cash equivalents.


one group international equity index fund. The Fund invests in stocks included in the MSCI EAFE GDP Index. (The Fund also invests in stock index futures.) Banc One Investment Advisors seeks to achieve a correlation between the per-formance of the Fund and that of the MSCI EAFE GDP Index of at least 0.90, without taking into account expenses. Perfect correlation would be 1.00.


                                      68
-----

------------

 . Under normal circumstances, at least 80% of the Fund's assets will be in-vested in common stocks (including American Depositary Receipts), pre-ferred stocks, convertible securities (provided they are traded on an ex-change or over-the-counter), warrants, receipts and other equity securi-ties that comprise the index or indices identified by the Fund. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.


 . No more than 10% of the Fund's assets will be held in cash or cash equiv-alents. (Assets held in margin deposits and segregated accounts for futures contracts are not considered cash or cash equivalents for pur-poses of this 10% limitation.)

 . Up to 10% of the Fund's net assets may be invested in securities of emerging international markets such as Mexico, Chile and Brazil included in the Morgan Stanley Market Free Index. These investments may be made directly or through local exchanges, through publicly traded closed-end country funds or through "passive foreign investment companies."

 . Up to 20% of the Fund's total assets may be invested in debt securities issued or guaranteed by foreign governments or any of their political subdivisions, agencies, or instrumentalities, or by supranational issuers rated in one of the three highest rating categories.

 . A substantial portion of the Fund's assets will be denominated in foreign currencies.

one group diversified international fund. The Fund invests mainly in the secu-rities of companies located in Europe, Asia and Latin America.

 . At least 65% of the Fund's total assets normally will be invested in for-eign equity securities, consisting of common stock (including American Depositary Receipts), preferred stocks, rights, warrants, convertible se-curities, foreign currencies and options on foreign currency, and other equity securities.

 . Up to 20% of the Fund's total assets may be invested in U.S. government securities, other investment grade fixed income securities, cash and cash equivalents.

Investment Risks

The risks associated with investing in the Equity Funds are described below and in "Fund Summaries: Investments, Risk & Performance" at the front of this pro-spectus.

derivatives. The Funds invest in securities that may be considered to be DERIV-ATIVES. These securities may be more volatile than other investments. Deriva-tives present, to varying degrees, market, credit, leverage, liquidity and man-agement risks. A Fund's use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund did not use such instruments.

                             WHAT IS A DERIVATIVE?
 Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

                                       69
----

------------

small-capitalization companies. Investments in smaller, younger companies may be riskier and more volatile than investments in larger, more-established com-panies. These companies may be more vulnerable to changes in economic condi-tions, specific industry conditions, market fluctuations and other factors af-fecting the profitability of other companies. Because economic events may have a greater impact on smaller companies, there may be a greater and more frequent fluctuation in their stock price. This may cause frequent and unexpected in-creases or decreases in the value of your investment.

foreign securities. Investments in foreign securities involve risks different from investments in U.S. securities. These risks include the risks associated with higher transaction costs, delayed settlements, currency controls and ad-verse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may nega-tively affect an investment. Adverse changes in exchange rates may erode or re-verse any gains produced by foreign currency denominated investments and widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Because of these risk factors, the share price of the International Equity Index Fund and the Diversified International Fund is expected to be volatile, and you should be able to sustain sudden, and sometimes substantial, fluctuations in the value of your investment.

europe. Europe includes countries with highly-developed markets as well as countries with emerging markets. Many developed countries in Western Europe are members of the European Union and the European Monetary Union which require compliance with stringent fiscal and monetary controls. The markets of Eastern European countries continue to remain relatively undeveloped and are sensitive to political and economic developments.

asia. Asia includes countries in all stages of economic development from the highly developed market economy of Japan to the emerging market economy of the People's Republic of China. Generally, Asian economies face over-extension of credit, currency devaluation, rising unemployment, decreased exports and eco-nomic recessions. Currency devaluation in any one country may have a negative affect on the entire region. The markets in each Asian country suffered signif-icant downturns and volatility in recent years. Although the Asian markets are recovering, continued volatility may persist.

latin america. Latin American countries are considered to be emerging market economies that are marked by high interest rates, inflation and unemployment. Currency devaluation in any one country may have an adverse affect on the en-tire region. The markets in many Latin American countries have experienced sig-nificant downturns as well as significant volatility in recent years. Although the Latin American market appears to be recovering, continued volatility may persist. A small number of companies and industries, including the telecommuni-cations sector, represent a large portion of the market in many Latin American countries.

securities of health sciences companies. The Health Sciences Fund invests a significant portion of its assets in the securities of companies in industries in the health


                                       70
----

------------

sciences sector. Because of this focus, the Fund's performance is closely tied to, and affected by, regulatory, business and economic developments that impact industries in this sector.


 . Industries in the health sciences sector are subject to comprehensive gov-ernment regulation and scrutiny. Changes in legislation or government regu-lation may have a detrimental impact on the Fund and its share price.


 . The activities of health sciences companies may be dependent upon government funding and reimbursements from governmental programs and agencies. If such funding is withdrawn or decreased, the Fund may be adversely impacted.


 . The Fund also invests in health sciences companies that are dependent upon the successful development of new products. Such products often require reg-ulatory approval. Denial or delays of regulatory approvals may have an ad-verse impact on the companies in which the Fund invests. In addition, be-cause of the rapid pace of medical research and development, products and services produced by such companies may become obsolete or have relatively short product cycles.


 . Healh sciences companies are especially vulnerable to patent infringement, product liability, or other litigation.


 . The Fund may invest a significant portion of its assets in a single industry or small group of industries within the health sciences sector. Such concen-tration increases the risk of loss to the Fund.


securities of technology companies: The Technology Fund invests a significant portion of its assets in the securities of companies in the technology sector. Because of this focus, the Fund's performance is closely tied to and affected by this sector. The valuation of many technology stocks could be high when con-sidered by such traditional measures of value as price-to-earnings ratios, price-to-book or dividend yield. This reflects the fact that many technology stocks are issued by relatively new companies that have not yet achieved prof-itability. Companies in the rapidly changing technology field also often have unusually high price volatility. For example, products and services that at first appear promising may not prove commercially successful. Such earnings disappointments can result in sharp stock price declines. Competitive pressures also may have a significant effect on the financial condition of technology-sensitive companies. For example, if technology continues to advance at an ac-celerated rate, and the number of companies and product offerings continues to expand, increasingly aggressive pricing may affect the profitability of compa-nies in which the Fund invests. In addition, because of the rapid pace of tech-nological development, products and services produced by companies in which the Fund invests may become obsolete or have relatively short product cycles. As a result the Fund's value and returns may be considerably more volatile and pose greater risks than the value and returns of other mutual funds with greater di-versification among economic sectors.

For more information about risks associated with the types of investments that the Equity Funds purchase, please read "Fund Summaries: Investments, Risk & Performance, Appendix A" and the Statement of Additional Information.

                                       71
----

------------

Temporary Defensive Positions

To respond to unusual market conditions, the Funds may invest their assets in cash and CASH EQUIVALENTS for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments and may prevent the Funds from meeting their investment objectives.

                           WHAT IS A CASH EQUIVALENT?

 Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agree-ments (other than equity repurchase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

The percentage of total assets that each Fund may invest in cash and cash equivalents is as follows:

--------------------------------------------------------------------------------

                                 PERCENTAGE OF
FUND                             TOTAL ASSETS
Small Cap Growth Fund                 100%
----------------------------------------------
Small Cap Value Fund                  100%
----------------------------------------------
Mid Cap Growth Fund                   100%
----------------------------------------------
Mid Cap Value Fund                    100%
----------------------------------------------
Diversified Mid Cap Fund              100%
----------------------------------------------
Large Cap Growth Fund                 100%
----------------------------------------------
Large Cap Value Fund                  100%
----------------------------------------------
Equity Income Fund                    100%
----------------------------------------------
Diversified Equity Fund               100%
----------------------------------------------
Balanced Fund                         100%
----------------------------------------------
Equity Index Fund                   10%/1/
----------------------------------------------
Market Expansion Index Fund         10%/1/
----------------------------------------------
Health Sciences Fund                  100%
----------------------------------------------
Technology Fund                       100%
----------------------------------------------
International Equity Index Fund     10%/1/
----------------------------------------------
Diversified International Fund        100%
----------------------------------------------

/1/Assets held in margin deposits and segregated accounts for futures contracts are not considered cash or cash equivalents for purposes of the percentage limitation.


                                       72
----

------------

Portfolio Turnover

The Funds may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Portfolio turnover may vary greatly from year to year, as well as within a particular year.

Higher portfolio turnover rates will likely result in higher transaction costs to the Funds and may result in additional tax consequences to you. The portfo-lio turnover rate for each Fund for the fiscal year ended June 30, 2000, is shown on the Financial Highlights.


To the extent portfolio turnover results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates.

                                       73
----

                     -----------------------------------------
  ONE GROUP(R)             How to Do Business with
--------------------------
                           One Group Mutual Funds

Purchasing Fund Shares

WHERE CAN I BUY SHARES?
You may purchase Fund shares:

 . Directly from One Group through The One Group Services Company (the "Dis-tributor"), and

 . From Shareholder Servicing Agents. These include investment advisors, bro-kers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent.

WHO MAY PURCHASE CLASS I SHARES?
Class I shares may be purchased by:

 . Institutional investors, such as corporations, pension and profit sharing plans, and foundations; and any organization authorized to act in a fidu-ciary, advisory, custodial or agency capacity, including affiliates of Bank One Corporation. Accounts may be opened with the Funds' transfer agent, State Street Bank and Trust Company, either directly or through a Shareholder Servicing Agent.

 . If you have questions about eligibility, please call 1-877-691-1118.

WHEN CAN I BUY SHARES?
 . Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange ("NYSE") is closed, including the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memo-rial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

 . Purchase requests received before 4 p.m. Eastern Time ("ET") will be effec-tive that day. On occasion, the NYSE will close before 4 p.m. ET. When that happens, purchase requests received after the NYSE closes will be effective the following business day.

 . If a Shareholder Servicing Agent holds your shares, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

 . The Distributor can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order.

 . Shares are electronically recorded. Therefore, certificates will not be is-sued.

                                       74
----

------------

HOW MUCH DO SHARES COST?
 . Shares are sold at net asset value ("NAV").

 . NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class expenses) by the number of outstanding shares in that class.

 . The market value of a Fund's investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quota-tions are not readily available or if available market quotations are deter-mined not to be reliable or if a security's value has been materially af-fected by events occurring after the close of trading on the exchange or mar-ket on which the security is principally traded (for example, a natural di-saster affecting an entire country or region, or an event that affects an in-dividual company) but before a Fund's NAV is calculated, that security may be valued by another method that the Funds believe accurately reflects fair val-ue.


 . A Fund's NAV changes every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close be-fore 4 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.

HOW DO I OPEN AN ACCOUNT?
1. Read the prospectus carefully, and select the Fund or Funds most appropriate for you.

2. Decide how much you want to invest.

 . The minimum initial investment for Class I shares is $200,000 per Fund.

 . You are required to maintain a minimum account balance equal to the mini-mum initial investment in each Fund.

 . Subsequent investments must be at least $5,000 per Fund.

 . These minimums may be waived.

3. Complete the Account Application Form. Be sure to sign up for all of the ac-count privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.


4. Send the completed application and a personal check (unless you choose to pay by wire) to:

    ONE GROUP MUTUAL FUNDS
    P. O. BOX 8528
    BOSTON, MA 02266-8528


                                       75
----

------------
 . And authorize a wire to:

    STATE STREET BANK AND TRUST COMPANY
    ATTN: CUSTODY AND SHAREHOLDER SERVICES
    ABA 011 000 028
    DDA 99034167
    FBO ONE GROUP FUND
     (EX: ONE GROUP BALANCED FUND -- I)
    YOUR ACCOUNT NUMBER
     (EX: 123456789)
    YOUR ACCOUNT REGISTRATION
     (EX: ABC CORPORATION)

If you choose to pay by wire, please call 1-877-691-1118.

5. All checks must be in U.S. dollars. One Group does not accept "third party checks." Checks made payable to any individual or company and endorsed to One Group Mutual Funds are considered third party checks.

ALL CHECKS MUST BE PAYABLE TO ONE OF THE FOLLOWING:

 .  One Group Mutual Funds; or

 .  the specific Fund in which you are investing.

Checks made payable to any party other than those listed above will be returned to the address provided on the account application.

6. Each time you purchase One Group shares by check or ACH, there is a seven-day holding period before you can redeem those shares. This gives One Group time to receive and collect money to cover your investment.


7. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, ex-changes and redemptions.

8. If you have any questions, contact your Shareholder Servicing Agent or call 1-877-691-1118.

CAN I PURCHASE SHARES OVER THE TELEPHONE?
Yes. Simply select this option on your Account Application Form and then:

 . Contact your Shareholder Servicing Agent or call 1-877-691-1118 to relay your purchase instructions.

                                       76
----

------------

 . Authorize a bank transfer or initiate a wire transfer to the following wire address:

    STATE STREET BANK AND TRUST COMPANY
    ATTN: CUSTODY & SHAREHOLDER SERVICES
    ABA 011 000 028
    DDA 99034167
    FBO ONE GROUP FUND
     (EX: ONE GROUP BALANCED FUND--I)
    YOUR ACCOUNT NUMBER
     (EX: 123456789)
    YOUR ACCOUNT REGISTRATION
     (EX: ABC CORPORATION)

 . One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

 . You may revoke your right to make purchases over the telephone by sending a letter to:

    ONE GROUP MUTUAL FUNDS
    P.O. BOX 8528
    BOSTON, MA 02266-8528

Exchanging Fund Shares

WHAT ARE MY EXCHANGE PRIVILEGES?
You may exchange:

 . Class I shares of a Fund for Class A shares of that Fund or for Class A or Class I shares of another One Group Fund.



 . One Group does not charge a fee for this privilege. In addition, One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.

WHEN ARE EXCHANGES PROCESSED?
Exchanges are processed the same business day they are received, provided:

 . State Street Bank and Trust Company receives the request by 4:00 p.m., ET.

 . You have provided One Group with all of the information necessary to proc-ess the exchange.

 . You have received a current prospectus of the Fund or Funds in which you wish to invest.

 . You have contacted your Shareholder Servicing Agent, if necessary.


                                       77
----

------------

DO I PAY A REDEMPTION FEE ON EXCHANGES?




 . Because exchanges involve redemptions, you will pay a redemption fee of 2.00% of the value of the shares redeemed if you exchange shares of the international Equity Index Fund or the Diversified International Fund for shares of another One Group Fund within 90 days of purchase.


ARE EXCHANGES TAXABLE?
Generally:

 . An exchange between Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.


 . An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

 . You should talk to your tax advisor before making an exchange.

ARE THERE LIMITS ON EXCHANGES?
Yes. The exchange privilege is not intended as a way for you to speculate on short term movements in the market. Therefore:

 . To prevent disruptions in the management of the Funds, One Group limits excessive exchange activity. EXCHANGE ACTIVITY IS EXCESSIVE IF IT EXCEEDS TWO SUBSTANTIVE EXCHANGE REDEMPTIONS WITHIN 30 DAYS OF EACH OTHER.

 . Excessive exchange activity will result in revocation of your exchange privilege.

 . In addition, One Group reserves the right to reject any exchange request
   (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise ad-versely affect other shareholders.

 . Your shares may be automatically redeemed and your account closed if, due to exchanges, you no longer meet the Fund's minimum balance requirement. For information on the minimum required balance, please read, "How Do I Open An Account?"

Redeeming Fund Shares

WHEN CAN I REDEEM SHARES?
You may redeem all or some of your shares on any day that the Funds are open for business.

 . Redemption requests received before 4:00 p.m. ET (or when the NYSE closes) will be effective that day.

 . All required documentation in the proper form must accompany a redemption request. One Group may refuse to honor incomplete redemption requests.

HOW DO I REDEEM SHARES?
 . You may use any of the following methods to redeem your shares:

                                       78
----

------------

  1. You may send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

    ONE GROUP MUTUAL FUNDS
    P.O. BOX 8528
    BOSTON, MA 02266-8528

  2. You may redeem over the telephone. Please see "Can I redeem by tele-phone?" for more information.


 . One Group may require that the signature on your redemption request be guaranteed by a participant in the Securities Transfer Association Medal-lion Program or the Stock Exchange Medallion Program, unless:

  1. the redemption is for shares worth $50,000 or less; AND

  2. the redemption is payable to the shareholder of record; AND

  3. the redemption check is mailed to the shareholder at the record address or the redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account.

 . On the Account Application Form you may elect to have the redemption pro-ceeds mailed or wired to:

  1. a designated commercial bank; or

  2. your Shareholder Servicing Agent.

 . State Street Bank and Trust Company may charge you a wire redemption fee.
   The current fee is $7.00.


 . Your redemption proceeds will be paid within seven days after receipt of the redemption request. The Funds will attempt to honor requests for same day payment if the request is received by 4:00 p.m. ET. If redemption re-quests are received after 4:00 p.m. ET, the Funds will attempt to wire payment the next business day.

WHAT WILL MY SHARES BE WORTH?
 . You will receive the NAV calculated after your redemption request is re-ceived. Please read "How much do shares cost?".

 . If you sell your shares of the International Equity Index Fund or the Di-versified International Fund within 90 days of purchase, you will pay a redemption fee of 2.00% on the value of the shares sold. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains) or shares redeemed on a systematic basis. The redemption fees are paid to the Funds and are designed to offset the brokerage commissions, capital gains impact, and other costs associated with fluctuations in fund assets levels and cash flow caused by short-term shareholder trading.


                                       79
----

------------

CAN I REDEEM BY TELEPHONE?
Yes, if you selected this option on your Account Application Form.

 . Contact your Shareholder Servicing Agent or call 1-877-691-1118 to relay your redemption request.


 . One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone in-structions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

additional information regarding redemptions

 . Generally, all redemptions will be for cash. However, if you redeem shares worth $500,000 or more of a Fund's assets, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities in-stead of cash. If payment is made in securities, the Fund will value the se-curities selected in the same manner in which it computes its NAV. This proc-ess minimizes the effect of large redemptions on the Fund and its remaining shareholders.



 . Your shares may be automatically redeemed if, due to redemptions or ex-changes, you no longer meet the Fund's minimum balance requirement. For in-formation on the minimum required balance, please read, "How do I open an ac-count?".


 . One Group may suspend your ability to redeem when:

 1.Trading on the New York Stock Exchange ("NYSE") is restricted.

 2.The NYSE is closed (other than weekend and holiday closings).

 3.The SEC has permitted a suspension.

 4.An emergency exists.

The Statement of Additional Information offers more details about this process.

 . You generally will recognize a gain or loss on a redemption for federal in-come tax purposes. You should talk to your tax advisor before making a re-demption.

                                       80
----

                     -------------------------------------------

  ONE GROUP(R)
                           Privacy Policy

-----------------------------------------------------------------


One Group Mutual Funds understands that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.
KEY DEFINITIONS
This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:
 . Consumer -- an individual who applies for or obtains a financial product or service from One Group Mutual Funds for personal, family or household purposes, including individuals who don't have a continuing relationship with One Group Mutual Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representa-tives, but do not invest in One Group Mutual Funds.
 . Customer -- a consumer who has a continuing relationship with One Group
   Mutual Funds through record ownership of fund shares.
 . Nonpublic personal information -- any personally identifiable financial information about a consumer that is obtained by One Group Mutual Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory list-ing is an example of public information.
COLLECTION OF NONPUBLIC PERSONAL INFORMATION
We collect information to service your account, to protect you from fraud and to make available products and services that may be of interest to you. We col-lect nonpublic personal information about you from the following sources:
 . Information we receive from you on applications or other forms, on our website or through other means;
 . Information we receive from you through transactions, correspondence and other communications with us; and
 . Information we otherwise obtain from you in connection with providing you a financial product or service.
INFORMATION SHARING WITH NON-AFFILIATED THIRD PARTIES
We do not share any nonpublic personal information about our customers or for-mer customers with anyone, except as required or permitted by law. This means we may disclose all of the information we collect, as described above, to com-panies who help us maintain and service your account. For instance, we will share information with the transfer agent for One Group Mutual Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoe-nas or as described in the following section.

                                       81
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

------------
INFORMATION SHARING WITH JOINT MARKETERS
We also may share the information described above in COLLECTION OF NONPUBLIC PERSONAL INFORMATION with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint mar-keting agreements. However, we only provide information about you to that bro-ker-dealer or financial intermediary from whom you purchased your One Group shares. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.
CHILDREN'S ONLINE PRIVACY ACT DISCLOSURE
From our website, One Group Mutual Funds does not knowingly collect or use per-sonal information from children under the age of 13 without obtaining verifi-able consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.
SECURITY
For your protection, One Group Mutual Funds maintains security standards and procedures that we continually update to safeguard against unauthorized disclo-sure of information or access to information about you.

We restrict access to nonpublic personal information about you to those indi-viduals who need to know that information to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.
ONE GROUP MUTUAL FUNDS' PRIVACY COMMITMENT
One Group Mutual Funds is committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.onegroup.com.

                                       82
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

                     --------------------------------------------------

  ONE GROUP(R)             Shareholder Information

--------------------------------------------------------------------------------

Voting Rights

The Funds do not hold annual shareholder meetings, but may hold special meet-ings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective, or approve an investment ad-visory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters re-lating solely to that Fund or class, or which affect that Fund or class differ-ently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.

Dividend Policies

dividends. Except for the Balanced Fund, the Equity Income Fund, the Interna-tional Equity Index Fund, the Diversified International Fund, the Health Sci-ences Fund and the Technology Fund, the Funds generally declare dividends on the last business day of each quarter. The Balanced Fund and the Equity Income Fund generally declare dividends on the last business day of the month. The In-ternational Equity Index Fund, the Diversified International Fund, and the Technology Fund generally declare dividends on the last business day of each year. Dividends for the Funds are distributed on the first business day of the next month after they are declared. Capital gains, if any, for all Funds are distributed at least annually.


The Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment. If you purchase shares shortly before the record date for a dividend or the distribu-tion of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

dividend reinvestment. You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, un-less you have elected to take such payments in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

If you elect to receive distributions in cash and the U.S. Postal Service twice returns your check to One Group as "undeliverable", your check will be credited back to your One Group account and all future distributions will be reinvested in One Group shares.


If you want to change the way in which you receive dividends and distributions, you must write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effec-tive upon receipt by State Street. You also may call 1-877-691-1118.

                                       83
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

------------

Tax Treatment of Shareholders

Taxation of Shareholder Transactions. A sale, exchange, or redemption of Fund shares generally will produce either a taxable gain or a loss. You are respon-sible for any tax liabilities generated by your transactions.

Taxation of Distributions. Each Fund will distribute substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses) and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) on at least an annual basis. Dividends you receive from a Fund, whether reinvested or received in cash, will be taxable to you. Dividends from a Fund's net investment income will be taxable as ordinary income and distributions from a Fund's long-term capital gains will be taxable to you as such, regardless of how long you have held the shares. Distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment (and thus were included in the price you paid). A Fund may produce taxable cap-ital gains even if it does not have income to distribute and performance has been poor.


Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.

Taxation of Foreign Investments. With respect to the International Equity Index Fund and the Diversified International Fund, the Funds' investments in foreign securities may be subject to foreign withholding. In that case, the Funds' yield on those securities would be reduced. You may, however, be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Funds' investments in foreign securities or foreign currencies may increase or accelerate the Funds' recognition of ordinary income and may affect the timing or amount of the Funds' distributions.

Taxation of Retirement Plans. Distributions by the Funds to qualified retire-ment plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has re-ceived shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual as described in "Taxation of Distribu-tions." If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of mak-ing such an investment.

Tax Information. The Form 1099 that is mailed to eligible taxpayers in January details dividends and their federal tax category. Even though the Funds provide this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information see the Statement of Ad-ditional Information. Please note that this tax discussion is general in na-ture; no attempt has been made to present a complete explanation of the feder-al, state, local or foreign tax treatment of the Funds or their shareholders.

                                       84
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

------------

Shareholder Statements and Reports

One Group or your Shareholder Servicing Agent will send you transaction confir-mation statements and quarterly account statements. Please review these state-ments carefully. One Group will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Shareholder Servicing Agent may have a different cut-off time.

To reduce expenses and conserve natural resources, One Group will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or One Group reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-877-691-1118 and One Group will begin individual delivery within 30 days. If you would like to receive these docu-ments by e-mail, please visit www.onegroup.com and sign up for electronic de-livery.

If you are the record owner of your One Group shares (that is, you did not use a Shareholder Servicing Agent to buy your shares), you may access your account statements at www.onegroup.com.

In March and September, you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other re-ports.

If you have any questions or need additional information, please write to One Group Mutual Funds at 1111 Polaris Parkway, Columbus, OH 43271-1235, call 1-877-691-1118 or visit www.onegroup.com.


                                       85
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

                     --------------------------------------------
  ONE GROUP(R)             Management of
--------------------------
                           One Group Mutual Funds

The Advisor

Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment pro-gram. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual corporate, charitable and retirement accounts. As of June 30, 2001, Banc One Investment Advisors, an indirect wholly- owned subsidiary of Bank One Corporation, managed over $132 billion in assets.


Advisory Fees

Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each Fund. For the most recent fiscal year, the Funds paid advisory fees at the following rates:

--------------------------------------------------------------------------------

                                                  ANNUAL RATE
                                                 AS PERCENTAGE
                                              OF AVERAGE DAILY NET
FUND                                                 ASSETS
One Group(R) Small Cap Growth Fund                    .74%
------------------------------------------------------------------
One Group(R) Small Cap Value Fund                     .62%
------------------------------------------------------------------
One Group(R) Mid Cap Growth Fund                      .73%
------------------------------------------------------------------
One Group(R) Mid Cap Value Fund                       .71%
------------------------------------------------------------------
One Group(R) Diversified Mid Cap Fund                 .60%
------------------------------------------------------------------
One Group(R) Large Cap Growth Fund                    .69%
------------------------------------------------------------------
One Group(R) Large Cap Value Fund                     .74%
------------------------------------------------------------------
One Group(R) Equity Income Fund                       .67%
------------------------------------------------------------------
One Group(R) Diversified Equity Fund                  .72%
------------------------------------------------------------------
One Group(R) Balanced Fund                            .54%
------------------------------------------------------------------
One Group(R) Equity Index Fund                        .15%
------------------------------------------------------------------
One Group(R) Market Expansion Index Fund              .08%
------------------------------------------------------------------
One Group(R) Health Sciences Fund/1/                    NA
------------------------------------------------------------------
One Group(R) Technology Fund/2/                         NA
------------------------------------------------------------------
One Group(R) International Equity Index Fund          .55%
------------------------------------------------------------------
One Group(R) Diversified International Fund           .77%
------------------------------------------------------------------


/1/The Fund began operations on March 23, 2001 and does not have a full fiscal year of advisory fees. Under the investment advisory agreement with the Fund, Banc One Investment Advisors is entitled to a fee, which is calculated daily and paid monthly, equal to .85% of the assets of the Fund.




/2/The Fund began operations on July 28, 2000 and does not have a full fiscal year of advisory fees. Under the investment advisory agreement with the Fund, Banc One Investment Advisors is entitled to a fee, which is calculated daily and paid monthly, equal to 1.00% of the assets of the Fund.


                                       86
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

------------

The Fund Managers

The Funds are managed by teams of Fund managers, research analysts and other investment management professionals. For all the Funds, except the Interna-tional Equity Index Fund, the Equity Index Fund, and the Market Expansion Index Fund, each team member makes recommendations about the securities in the Funds. The research analysts provide in-depth industry analysis and recommendations, while the portfolio managers determine strategy, industry weightings, Fund holdings and cash positions.


                                       87
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

                     ----------------------------------------
  ONE GROUP(R)


--------------------------------------------------------------

Financial Highlights

The Financial Highlights tables are intended to help you understand the Funds' performance for the last five years or the period of the Funds' operations, whichever is shorter. Certain information reflects financial results for a sin-gle Fund share. The total returns in the table represent the rate that an in-vestor would have earned or lost on an investment in the Funds (assuming rein-vestment of all dividends and distributions). This information for the Funds has been audited by PricewaterhouseCoopers LLP and other independent accoun-tants. PricewaterhouseCoopers' report, along with the Funds' financial state-ments, is incorporated by reference in the Statement of Additional Information, which is available upon request.



                                                                         MARCH 26,
                                   YEAR ENDED JUNE 30,                    1996 TO
SMALL CAP GROWTH FUND    ---------------------------------------------   JUNE 30,
CLASS I                  2001   2000       1999       1998      1997      1996(A)
----------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD            $10.62     $12.05     $10.94    $10.75     $10.00
----------------------------------------------------------------------------------------
Investment Activities:
 Net investment income
  (loss)                         (0.03)     --         --        (0.02)     --
 Net realized and
  unrealized gains
  (losses) from
  investments                     3.26      (0.24)      2.44      1.31       0.78
----------------------------------------------------------------------------------------
Total from Investment
 Activities                       3.23      (0.24)      2.44      1.29       0.78
----------------------------------------------------------------------------------------
Distributions:
 Net realized gains              (0.88)     (1.19)     (1.33)    (1.10)     (0.03)
Total Distributions              (0.88)     (1.19)     (1.33)    (1.10)     (0.03)
----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                         $12.97     $10.62     $12.05    $10.94     $10.75
----------------------------------------------------------------------------------------
Total Return                     32.26%     (0.72%)    23.58%    13.44%     13.39%(B)(C)

RATIOS/SUPPLEMENTARY
 DATA:
 Net assets at end of
  period (000)                $253,626   $130,974   $114,951   $78,318    $83,371
 Ratio of expenses to
  average net assets              1.05%      1.06%      1.06%     1.02%      0.96%(D)
 Ratio of net investment
  income to average net
  assets                         (0.23%)     0.00%     (0.05%)   (0.16%)    (0.16%)(D)
 Ratio of expenses to
  average net assets*             1.06%      1.09%      1.09%     1.12%      1.05%(D)
 Portfolio turnover(A)          163.03%    127.83%     83.77%    92.01%     59.57%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                                       88
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

                     ---------------------------------------
  ONE GROUP(R)


--------------------------------------------------------------------------------



                             YEAR ENDED     SIX MONTHS        YEAR ENDED
                              JUNE 30,        ENDED          DECEMBER 31,
SMALL CAP VALUE FUND CLASS  DECEMBER 31,     JUNE 30,      -------------------
I                           2001   2000      1999(A)         1998       1997
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF PERIOD                         $14.26      $15.02        $16.22     $13.80
--------------------------------------------------------------------------------
Investment Activities:
 Net investment income
  (loss)                             0.13       (0.02)        (0.07)     (0.05)
 Net realized and
  unrealized gains
  (losses) from
  investments                       (0.53)      (0.66)        (0.60)      4.24
--------------------------------------------------------------------------------
Total from Investment
 Activities                         (0.40)      (0.68)        (0.67)      4.19
--------------------------------------------------------------------------------
Distributions:
 Net investment income              (0.12)      --            --         --
 In excess of net
  investment income                 --          --            --         --
 Net realized gains                 --          (0.08)        (0.46)     (1.77)
 In excess of net realized
  gains                             --          --            (0.07)     --
 Total Distributions                (0.12)      (0.08)        (0.53)     (1.77)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                            $13.74      $14.26        $15.02     $16.22
--------------------------------------------------------------------------------
Total Return                        (2.78%)     (4.48%)(c)    (4.11%)    30.60%

RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of
  period (000)                   $179,923    $246,712      $276,754   $217,908
 Ratio of expenses to
  average net assets                 0.93%       0.94%(d)      0.94%      0.93%
 Ratio of net investment
  income to average net
  assets                             0.83%      (0.35%)(d)    (0.48%)    (0.43%)
 Ratio of expenses to
  average net assets*                1.05%       1.03%(d)      0.94%      0.93%
 Portfolio turnover(e)             146.46%      50.90%        42.39%     58.29%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Small Cap Opportunity Fund became the Small Cap Value Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Small Cap Opportunity Fund. (B) Period from commencement of operations. (C) Not annualized. (D) Annualized. (E) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                       89
----

                     -------------------------------------
  ONE GROUP(R)


-----------------------------------------------------------

                                         YEAR ENDED JUNE 30,
                             --------------------------------------------------
MID CAP GROWTH FUND CLASS I  2001    2000         1999        1998       1997
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF PERIOD                            $25.32       $22.51     $19.46     $18.81
--------------------------------------------------------------------------------
Investment Activities:
 Net investment income
  (loss)                               (0.10)       (0.07)     (0.07)      0.25
 Net realized and
  unrealized gains (losses)
  from investments                      8.59         5.58       5.70       3.59
--------------------------------------------------------------------------------
Total from Investment
 Activities                             8.49         5.51       5.63       3.84
--------------------------------------------------------------------------------
Distributions:
 Net investment income                 --           --         --         (0.25)
 In excess of net
  investment income                    --           --         --         (0.02)
 Net realized gains                    (4.08)       (2.70)     (2.58)     (2.92)
Total Distributions                    (4.08)       (2.70)     (2.58)     (3.19)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                               $29.73       $25.32     $22.51     $19.46
--------------------------------------------------------------------------------
Total Return                           36.65%       28.39%     31.11%     22.75%

RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of
  period (000)                    $1,624,824   $1,164,884   $868,901   $623,911
 Ratio of expenses to
  average net assets                    0.99%        0.99%      1.00%      0.99%
 Ratio of net investment
  income to average net
  assets                               (0.38%)      (0.35%)    (0.36%)     1.32%
 Ratio of expenses to
  average net assets*                   0.99%        0.99%      1.00%      0.99%
 Portfolio turnover(a)                181.78%      141.46%    158.43%    301.35%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                                       90
----

                     -----------------------------------
  ONE GROUP(R)


--------------------------------------------------------


                                             YEAR ENDED JUNE 30,
                                  ---------------------------------------------
MID CAP VALUE FUND CLASS I        2001   2000       1999       1998      1997
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                  $14.88      $16.90    $15.65    $14.69
--------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)              0.12        0.13      0.14      0.22
 Net realized and unrealized
  gains (losses) from investments         (0.14)       0.24      3.99      2.57
--------------------------------------------------------------------------------
Total from Investment Activities          (0.02)       0.37      4.13      2.79
--------------------------------------------------------------------------------
Distributions:
 Net investment income                    (0.12)      (0.13)    (0.14)    (0.22)
 Net realized gains                       (1.30)      (2.26)    (2.74)    (1.61)
 Total Distributions                      (1.42)      (2.39)    (2.88)    (1.83)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $13.44      $14.88    $16.90    $15.65
--------------------------------------------------------------------------------
Total Return                               0.38%       3.82%    28.27%    20.56%

RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period
  (000)                                $963,410  $1,057,827  $634,672  $562,302
 Ratio of expenses to average net
  assets                                   0.97%       0.95%     0.96%     0.98%
 Ratio of net investment income
  to average net assets                    0.93%       0.94%     0.85%     1.52%
 Ratio of expenses to average net
  assets*                                  0.99%       0.96%     0.96%     0.98%
 Portfolio turnover(a)                   110.43%     115.65%   106.41%    92.66%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                       91
----

                     ------------------------------------------
  ONE GROUP(R)


---------------------------------------------------------------

                                           SIX
                           YEAR ENDED     MONTHS
                            JUNE 30,      ENDED         YEAR ENDED DECEMBER 31,
DIVERSIFIED MID CAP FUND  -------------  JUNE 30,      --------------------------------
CLASS I                   2001   2000    1999 (A)        1998       1997         1996
----------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD             $22.10    $20.46        $20.93     $17.61       $15.15
----------------------------------------------------------------------------------------
Investment Activities:
 Net investment income
  (loss)                           0.06     (0.01)        (0.01)      0.01         0.04
 Net realized and
  unrealized gains
  (losses) from
  investments                      2.59      1.70          0.93       4.88         3.74
----------------------------------------------------------------------------------------
Total from Investment
 Activities                        2.65      1.69          0.92       4.89         3.78
----------------------------------------------------------------------------------------
Distributions:
 Net investment income            (0.05)    --            --         (0.01)       (0.04)
 Net realized gains               (3.01)    (0.05)        (1.39)     (1.56)       (1.28)
Total Distributions               (3.06)    (0.05)        (1.39)     (1.57)       (1.32)
----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                          $21.69    $22.10        $20.46     $20.93       $17.61
----------------------------------------------------------------------------------------
Total Return                      14.03%     8.32%(b)      4.61%     27.91%       25.03%

RATIOS/SUPPLEMENTARY
 DATA:
 Net assets at end of
  period (000)                 $832,959  $987,059      $987,256   $803,670     $677,608
 Ratio of expenses to
  average net assets               0.86%     0.90%(c)      0.90%      0.84%        0.81%
 Ratio of net investment
  income to average net
  assets                           0.24%    (0.09%)(c)    (0.08%)     0.05%        0.24%
 Ratio of expenses to
  average net assets*              1.00%     0.97%(c)      0.90%      0.84%        0.81%
 Portfolio turnover(d)            70.01%    23.53%        26.89%     37.54%(e)    34.87%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Mid Cap Op-portunity Fund became the Diversified Mid Cap Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Mid Cap Opportu-nity Fund. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calcu-lated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (E) The Portfolio Turnover Percentage was adjusted for Redemptions In-Kind for shareholders that took place during 1997. The Fund's securities sales were appropriately reduced by the fair market value of the Redemptions In-Kind. The Redemptions In-Kind for the Fund was approximately $4 million.

                                       92
----

                     ----------------------------------------
  ONE GROUP(R)


-------------------------------------------------------------

                                       YEAR ENDED JUNE 30,
LARGE CAP GROWTH FUND    ----------------------------------------------------
CLASS I                  2001    2000         1999        1998        1997
------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD              $26.15       $22.71      $19.44      $15.44
------------------------------------------------------------------------------
Investment Activities:
 Net investment income
  (loss)                           (0.03)       --           0.04        0.12
 Net realized and
  unrealized gains
  (losses) from
  investments                       3.90         5.80        6.13        4.79
------------------------------------------------------------------------------
Total from Investment
 Activities                         3.87         5.80        6.17        4.91
------------------------------------------------------------------------------
Distributions:
 Net investment income             --           --          (0.02)      (0.11)
 Net realized gains                (3.34)       (2.36)      (2.88)      (0.80)
Total Distributions                (3.34)       (2.36)      (2.90)      (0.91)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                           $26.68       $26.15      $22.71      $19.44
------------------------------------------------------------------------------
Total Return                       15.30%       28.78%      35.75%      33.11%


RATIOS/SUPPLEMENTARY
 DATA:
 Net assets at end of
  period (000)                $3,118,107   $3,052,729  $1,510,521  $1,142,864
 Ratio of expenses to
  average net assets                0.94%        0.96%       0.99%       0.99%
 Ratio of net investment
  income to average net
  assets                           (0.12%)       0.07%       0.21%       0.69%
 Ratio of expenses to
  average net assets*               0.94%        0.96%       0.99%       0.99%
 Portfolio turnover(a)            123.21%       86.34%     117.34%      57.17%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                       93
----

                     -------------------------------------
  ONE GROUP(R)


-----------------------------------------------------------

                                           YEAR ENDED JUNE 30,
                               ------------------------------------------------
LARGE CAP VALUE FUND CLASS I   2001    2000         1999       1998      1997
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                 $18.09       $16.70    $14.79    $12.83
--------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)             0.13         0.18      0.21      0.27
 Net realized and unrealized
  gains (losses) from
  investments                            (1.10)        2.44      2.84      3.01
--------------------------------------------------------------------------------
Total from Investment
 Activities                              (0.97)        2.62      3.05      3.28
--------------------------------------------------------------------------------
Distributions:
 Net investment income                   (0.13)       (0.18)    (0.21)    (0.26)
 Net realized gains                      (1.49)       (1.05)    (0.93)    (1.06)

Total Distributions                      (1.62)       (1.23)    (1.14)    (1.32)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                                 $15.50       $18.09    $16.70    $14.79
--------------------------------------------------------------------------------
Total Return                             (5.64%)      17.26%    21.46%    27.10%

RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period
  (000)                             $1,474,666   $1,095,686  $792,649  $686,156
 Ratio of expenses to average
  net assets                              0.96%        0.95%     0.95%     0.97%
 Ratio of net investment
  income to average net
  assets                                  0.82%        1.15%     1.34%     1.99%
 Ratio of expenses to average
  net assets*                             0.96%        0.95%     0.95%     0.97%
 Portfolio turnover(a)                  131.95%       40.69%    47.35%    77.05%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                       94
----

                     -----------------------------------
  ONE GROUP(R)


--------------------------------------------------------

                                           YEAR ENDED JUNE 30,
                                ----------------------------------------------
EQUITY INCOME FUND CLASS I      2001   2000        1999       1998      1997
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                $24.50       $24.07    $21.93    $17.65
-------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)            0.33         0.31      0.32      0.36
 Net realized and unrealized
  gains (losses) from
  investments                           (2.32)        2.11      4.36      4.89
-------------------------------------------------------------------------------
Total from Investment
 Activities                             (1.99)        2.42      4.68      5.25
-------------------------------------------------------------------------------
Distributions:
 Net investment income                  (0.32)       (0.31)    (0.31)    (0.36)
 Net realized gains                     (0.94)       (1.68)    (2.23)    (0.61)
Total Distributions                     (1.26)       (1.99)    (2.54)    (0.97)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $21.25       $24.50    $24.07    $21.93
-------------------------------------------------------------------------------
Total Return                            (8.34%)      11.29%    23.18%    30.90%

RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period
  (000)                              $584,810   $1,120,181  $691,878  $649,007
 Ratio of expenses to average
  net assets                             0.91%        0.91%     1.00%     1.00%
 Ratio of net investment income
  to average net assets                  1.44%        1.40%     1.39%     1.91%
 Ratio of expenses to average
  net assets*                            1.01%        0.98%     1.00%     1.00%
 Portfolio turnover(a)                  15.82%       16.22%    14.64%    28.18%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                                       95
----

                     ---------------------------------------
  ONE GROUP(R)


-------------------------------------------------------------


                                            YEAR ENDED JUNE 30,
DIVERSIFIED EQUITY FUND CLASS   -----------------------------------------------
I                               2001    2000        1999       1998      1997
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                  $15.19      $13.51    $11.51    $10.39
--------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)              0.03        0.05      0.08      0.11
 Net realized and unrealized
  gains (losses) from
  investments                              0.72        2.52      3.36      2.85
--------------------------------------------------------------------------------
Total from Investment
 Activities                                0.75        2.57      3.44      2.96
--------------------------------------------------------------------------------
Distributions:
 Net investment income                    (0.02)      (0.05)    (0.08)    (0.11)
 Net realized gains                       (0.87)      (0.84)    (1.36)    (1.73)

Total Distributions                       (0.89)      (0.89)    (1.44)    (1.84)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $15.05      $15.19    $13.51    $11.51
--------------------------------------------------------------------------------
Total Return                               5.23%      20.72%    32.26%    31.97%

RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period
  (000)                              $1,895,968  $2,089,940  $630,340  $430,837
 Ratio of expenses to average
  net assets                               0.95%       0.95%     0.98%     0.98%
 Ratio of net investment
  income to average net assets             0.20%       0.42%     0.66%     1.06%
 Ratio of expenses to average
  net assets*                              0.95%       0.95%     0.98%     1.00%
 Portfolio turnover(A)                    37.98%      50.82%    62.37%   113.17%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                                       96
----

                     ---------------------------
  ONE GROUP(R)


-------------------------------------------------



                                             YEAR ENDED JUNE 30,
                                   ------------------------------------------
BALANCED FUND CLASS I              2001   2000      1999      1998     1997
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                   $14.13    $13.80    $12.98   $11.71
------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)               0.40      0.34      0.40     0.43
 Net realized and unrealized gains
  (losses) from investments                 0.38      1.28      2.24     1.81
------------------------------------------------------------------------------
Total from Investment Activities            0.78      1.62      2.64     2.24
------------------------------------------------------------------------------
Distributions:
 Net investment income                     (0.39)    (0.34)    (0.39)   (0.43)
 Net realized gains                        (0.53)    (0.95)    (1.43)   (0.54)
Total Distributions                        (0.92)    (1.29)    (1.82)   (0.97)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $13.99    $14.13    $13.80   $12.98
------------------------------------------------------------------------------
Total Return                                5.74%    12.74%    22.12%   20.16%

RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)      $139,496  $229,008  $105,243  $94,971
 Ratio of expenses to average net
  assets                                    0.88%     0.85%     0.85%    0.80%
 Ratio of net investment income to
  average net assets                        2.81%     2.59%     3.03%    3.55%
 Ratio of expenses to average net
  assets*                                   0.98%     0.95%     1.03%    1.00%
 Portfolio turnover(a)                     57.08%    85.81%    46.04%   80.96%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                       97
----

                     ----------------------------------------------------------
  ONE GROUP(R)


--------------------------------------------------------------------------------

                                            YEAR ENDED JUNE 30,
                                -----------------------------------------------
EQUITY INDEX FUND CLASS I       2001    2000        1999       1998      1997
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                  $31.79      $27.16    $21.80    $16.66
--------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)              0.31        0.31      0.33      0.35
 Net realized and unrealized
  gains (losses) from
  investments                              1.86        5.54      5.98      5.27
--------------------------------------------------------------------------------
Total from Investment
 Activities                                2.17        5.85      6.31      5.62
--------------------------------------------------------------------------------
Distributions:
 Net investment income                    (0.30)      (0.30)    (0.32)    (0.33)
 In excess of net investment
  income                                  --          --        --        --
 Net realized gains                       (0.45)      (0.92)    (0.63)    (0.15)
Total Distributions                       (0.75)      (1.22)    (0.95)    (0.48)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $33.21      $31.79    $27.16    $21.80
--------------------------------------------------------------------------------
Total Return                               6.86%      22.50%    29.73%    34.30%

RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period
  (000)                              $1,987,505  $1,855,947  $671,422  $480,819
 Ratio of expenses to average
  net assets                               0.35%       0.35%     0.35%     0.30%
 Ratio of net investment
  income to average net assets             0.95%       1.14%     1.37%     1.87%
 Ratio of expenses to average
  net assets*                              0.57%       0.57%     0.62%     0.61%
 Portfolio turnover(a)                     7.89%       5.37%     4.32%     5.81%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                       98
----

                     ----------------------------------------------------------
  ONE GROUP(R)


--------------------------------------------------------------------------------

                                    YEAR ENDED                      JULY 31,
                                    JUNE 30,                        1998 TO
MARKET EXPANSION INDEX FUND CLASS  ------------  SIX MONTHS ENDED DECEMBER 31,
I                                  2001  2000    JUNE 30, 1999(A)   1998(B)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                  $10.63       $10.52         $10.00
-------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)              0.07         0.03           0.03
 Net realized and unrealized gains
  (losses) from investments                1.15         0.40           0.93
 Capital contributions from
  Investment Advisor                       0.02        --             --
-------------------------------------------------------------------------------
Total from Investment Activities           1.24         0.43           0.96
-------------------------------------------------------------------------------
Distributions:
 Net investment income                    (0.07)       (0.03)         (0.03)
 Net realized gains                       (2.73)       (0.29)         (0.41)
Total Distributions                       (2.80)       (0.32)         (0.44)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $9.07       $10.63         $10.52
-------------------------------------------------------------------------------
Total Return                              14.30%        4.54%(c)       9.91%(c)

RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)      $28,699      $28,871        $27,483
 Ratio of expenses to average net
  assets                                   0.57%        0.57%(d)       0.56%(d)
 Ratio of net investment income to
  average net assets                       0.72%        0.68%(d)       0.75%(d)
 Ratio of expenses to average net
  assets*                                  0.95%        0.97%(d)       1.12%(d)
 Portfolio turnover(e)                    64.29%       36.50%         20.18%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Market Ex-pansion Index Fund became the Market Expansion Index Fund. The Financial High-lights for the periods prior to March 22, 1999 represent the Pegasus Market Ex-pansion Index Fund. (B) Period from commencement of operations. (C) Not annualized. (D) Annualized. (E) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares is-sued.

                                       99
----

                     -----------------------------------
  ONE GROUP(R)


--------------------------------------------------------------------------------

                                             YEAR ENDED JUNE 30,
INTERNATIONAL EQUITY INDEX FUND    -------------------------------------------
CLASS I                            2001   2000      1999      1998      1997
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                   $18.63    $17.97    $16.89    $15.17
-------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)               0.14      0.19      0.21      0.15
 Net realized and unrealized gains
  (losses) from investments                 3.22      1.71      1.32      2.02
-------------------------------------------------------------------------------
Total from Investment Activities            3.36      1.90      1.53      2.17
-------------------------------------------------------------------------------
Distributions:
 Net investment income                     (0.05)    (0.39)    (0.02)    (0.17)
 In excess of net investment
  income                                   --        --        --        (0.13)
 Net realized gains                        (0.29)    (0.85)    (0.43)    (0.15)

Total Distributions                        (0.34)    (1.24)    (0.45)    (0.45)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $21.65    $18.63    $17.97    $16.89
-------------------------------------------------------------------------------
Total Return                               18.09%    11.27%     9.54%    14.64%

RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)      $795,657  $657,902  $586,741  $449,949
 Ratio of expenses to average net
  assets                                    0.86%     0.85%     0.88%     0.86%
 Ratio of net investment income to
  average net assets                        0.66%     1.03%     1.29%     1.00%
 Ratio of expenses to average net
  assets*                                   0.86%     0.85%     0.88%     0.86%
 Portfolio turnover(a)                     13.85%    33.99%     9.90%     9.61%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                      100
----

                     ------------------------------------------------
  ONE GROUP(R)


----------------------------------------------------------------------


                                                SIX MONTHS
DIVERSIFIED              YEAR ENDED JUNE 30,      ENDED        YEAR ENDED DECEMBER 31,
INTERNATIONAL FUND       -------------------     JUNE 30,     ----------------------------
CLASS I                   2001       2000        1999(A)        1998      1997      1996
-------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD                    $15.13     $13.93       $12.14    $11.79    $11.05
-------------------------------------------------------------------------------------------
 Investment Activities:
 Net investment income
  (loss)                                  0.11       0.11         0.14      0.10      0.11
 Net realized and
  unrealized gains
  (losses) from
  investments                             3.06       1.09         1.85      0.37      0.74
-------------------------------------------------------------------------------------------
Total from Investment
 Activities                               3.17       1.20         1.99      0.47      0.85
-------------------------------------------------------------------------------------------
Distributions:
 Net investment income                   (0.15)     --           (0.15)    (0.12)    (0.11)
 Net realized gains                      (0.18)     --           (0.05)    --        --
-------------------------------------------------------------------------------------------
Total Distributions                      (0.33)     --           (0.20)    (0.12)    (0.11)
-------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                                 $17.97     $15.13       $13.93    $12.14    $11.79
Total Return                             20.97%      8.61%(b)    16.43%     3.98%     7.90%

RATIOS/SUPPLEMENTARY
 DATA:
 Net assets at end of
  period (000)                    $    851,758   $599,310     $569,522  $487,986  $389,997
 Ratio of expenses to
  average net assets                      1.05%      1.06%(c)     1.09%     1.10%     1.10%
 Ratio of net
  investment income to
  average net assets                      0.62%      1.59%(c)     1.04%     1.05%     1.01%
 Ratio of expenses to
  average net assets*                     1.08%      1.09%(c)     1.09%     1.10%     1.10%
 Portfolio turnover(d)                   17.05%      2.96%        8.50%     3.56%     6.37%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Interna-tional Equity Fund became the Diversified International Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Inter-national Equity Fund. (B) Not annualized. (C) Annualized. (D) Portfolio turn-over is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                                      101
----

  ONE GROUP(R)             Appendix A
----------------------------------------------

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Informa-tion. Following the table is a more complete discussion of risk.


                                    FUND NAME            FUND CODE
         ---------------------------------------------------------
           One Group(R) Small Cap Growth Fund                 1
         ---------------------------------------------------------
            One Group(R) Small Cap Value Fund                 2
         ---------------------------------------------------------
             One Group(R) Mid Cap Growth Fund                 3
         ---------------------------------------------------------
              One Group(R) Mid Cap Value Fund                 4
         ---------------------------------------------------------
             One Group(R) Diversified Mid Cap
                                         Fund                 5
         ---------------------------------------------------------
           One Group(R) Large Cap Growth Fund                 6
         ---------------------------------------------------------
            One Group(R) Large Cap Value Fund                 7
         ---------------------------------------------------------
              One Group(R) Equity Income Fund                 8
         ---------------------------------------------------------
              One Group(R) Diversified Equity
                                         Fund                 9
         ---------------------------------------------------------
                   One Group(R) Balanced Fund                10
         ---------------------------------------------------------
               One Group(R) Equity Index Fund                11
         ---------------------------------------------------------
                                          One
         Group(R) Market Expansion Index Fund                12
         ---------------------------------------------------------
            One Group(R) Health Sciences Fund                13
         ---------------------------------------------------------
                 One Group(R) Technology Fund                14
         ---------------------------------------------------------
  One Grup(R)oInternational Equity Index Fund                15
         ---------------------------------------------------------
   One Goup(R)rDiversified International Fund                16
         ---------------------------------------------------------


                                      102
----

------------

                                                                 FUND   RISK
INSTRUMENT                                                       CODE   TYPE
-------------------------------------------------------------------------------
U.S. Treasury Obligations: Bills, notes, bonds, STRIPS and       1-16 Market
CUBES.
-------------------------------------------------------------------------------
Treasury Receipts: TRs, TIGRs and CATS.                          1-16 Market
-------------------------------------------------------------------------------
U.S. Government Agency Securities: Securities issued by          1-16 Market
agencies and instrumentalities of the U.S. government. These          Credit
include Ginnie Mae, Fannie Mae and Freddie Mac.
-------------------------------------------------------------------------------
Certificates of Deposit: Negotiable instruments with a stated    1-16 Market
maturity.                                                             Credit
                                                                      Liquidity
-------------------------------------------------------------------------------
Time Deposits: Non-negotiable receipts issued by a bank in       1-16 Liquidity
exchange for the deposit of funds.                                    Credit
                                                                      Market
-------------------------------------------------------------------------------
Common Stock: Shares of ownership of a company.                  1-16 Market
-------------------------------------------------------------------------------
Repurchase Agreements: The purchase of a security and the        1-16 Credit
simultaneous commitment to return the security to the seller at       Market
an agreed upon price on an agreed upon date. This is treated as       Liquidity
a loan.
-------------------------------------------------------------------------------
Reverse Repurchase Agreements: The sale of a security and the    1-16 Market
simultaneous commitment to buy the security back at an agreed         Leverage
upon price on an agreed upon date. This is treated as a
borrowing by a Fund.
-------------------------------------------------------------------------------
Securities Lending: The lending of up to 331/3% of the Fund's    1-16 Credit
total assets. In return, the Fund will receive cash, other            Market
securities and/or letters of credit as collateral.                    Leverage
-------------------------------------------------------------------------------
When-Issued Securities and Forward Commitments: Purchase or      1-16 Market
contract to purchase securities at a fixed price for delivery         Leverage
at a future date.                                                     Liquidity
                                                                      Credit
-------------------------------------------------------------------------------


                                      103
----

------------


                                                                FUND    RISK
INSTRUMENT                                                      CODE    TYPE
-------------------------------------------------------------------------------
Investment Company Securities: Shares of other mutual funds,    1-16 Market
including One Group money market funds and shares of other
money market funds for which Banc One Investment Advisors or its affiliates serve as investment advisor or administrator.
Banc One Investment Advisors will waive certain fees when
investing in funds for which it serves as investment advisor.
-------------------------------------------------------------------------------
Convertible Securities: Bonds or preferred stock that can       1-16 Market
convert to common stock.                                             Credit
-------------------------------------------------------------------------------
Call and Put Options: A call option gives the buyer the right   1-16 Management
to buy, and obligates the seller of the option to sell, a            Liquidity
security at a specified price at a future date. A put option         Credit
gives the buyer the right to sell, and obligates the seller of       Market
the option to buy, a security at a specified price at a future       Leverage
date. The Funds will sell only covered call and secured put
options.
-------------------------------------------------------------------------------
Futures and Related Options: A contract providing for the       1-16 Management
future sale and purchase of a specified amount of a specified        Market
security, class of securities, or an index at a specified time       Credit
in the future and at a specified price.                              Liquidity
                                                                     Leverage
-------------------------------------------------------------------------------
Real Estate Investment Trusts ("REITS"): Pooled investment      1-16 Liquidity
vehicles which invest primarily in income producing real             Management
estate or real estate related loans or interest.                     Market
                                                                     Regulatory
                                                                     Tax
                                                                     Prepayment
-------------------------------------------------------------------------------
Bankers' Acceptances: Bills of exchange or time drafts drawn    1-16 Credit
on and accepted by a commercial bank. Maturities are generally       Liquidity
six months or less.                                                  Market
-------------------------------------------------------------------------------


                                      104
----

------------


                                                             FUND       RISK
INSTRUMENT                                                   CODE       TYPE
-------------------------------------------------------------------------------
Commercial Paper: Secured and unsecured short- term             1-16 Credit
promissory notes issued by corporations and other                    Liquidity
entities. Maturities generally vary from a few days to               Market
nine months.
-------------------------------------------------------------------------------
Foreign Securities: Securities issued by foreign                1-16 Market
companies, as well as commercial paper of foreign                    Political
issuers and obligations of foreign banks, overseas                   Liquidity
branches of U.S. banks and supranational entities.                   Foreign
Includes American Depositary Receipts, Global Depositary             Investment
Receipts, European Depositary Receipts and American
Depositary Securities.
-------------------------------------------------------------------------------
Restricted Securities: Securities not registered under          1-16 Liquidity
the Securities Act of 1933, such as privately placed                 Market
commercial paper and Rule 144A securities.
-------------------------------------------------------------------------------
Variable and Floating Rate Instruments: Obligations with        1-16 Credit
interest rates which are reset daily, weekly, quarterly              Liquidity
or some other period and which may be payable to the                 Market
Fund on demand.
-------------------------------------------------------------------------------
Rights and Warrants: Securities, typically issued with    1, 2, 5-7, Market
preferred stock or bonds, that give the holder the right        9-16 Credit
to buy a proportionate amount of common stock at a
specified price.
-------------------------------------------------------------------------------
Preferred Stock: A class of stock that generally pays a         1-16 Market
dividend at a specified rate and has preference over
common stock in the payment of dividends and in
liquidation.
-------------------------------------------------------------------------------
Mortgage-Backed Securities: Debt obligations secured by    2, 5, 10, Prepayment
real estate loans and pools of loans. These include           14, 16 Market
collateralized mortgage obligations ("CMOs") and Real                Credit
Estate Mortgage Investment Conduits ("REMICs").                      Regulatory
-------------------------------------------------------------------------------


                                      105
----

------------


                                                            FUND        RISK
INSTRUMENT                                                  CODE        TYPE
-------------------------------------------------------------------------------
Corporate Debt Securities: Corporate bonds and non-     6, 10, 13,14 Market
convertible debt securities.                                         Credit
-------------------------------------------------------------------------------
Demand Features: Securities that are subject to puts              10 Market
and standby commitments to purchase the securities at                Liquidity
a fixed price (usually with accrued interest) within a               Management
fixed period of time following demand by a Fund.
-------------------------------------------------------------------------------
Asset-Backed Securities: Securities secured by company  2, 5, 10, 16 Prepayment
receivables, home equity loans, truck and auto loans,                Market
leases, credit card receivables and other securities                 Credit
backed by other types of receivables or other assets.                Regulatory
-------------------------------------------------------------------------------
Mortgage Dollar Rolls: A transaction in which a Fund    2, 5, 10, 16 Prepayment
sells securities for delivery in a current month and                 Market
simultaneously contracts with the same party to                      Regulatory
repurchase similar but not identical securities on a
specified future date.
-------------------------------------------------------------------------------
Adjustable Rate Mortgage Loans ("ARMS"): Loans in a               10 Prepayment
mortgage pool which provide for a fixed initial                      Market
mortgage interest rate for a specified period of time,               Credit
after which the rate may be subject to periodic                      Regulatory
adjustments.
-------------------------------------------------------------------------------
Swaps, Caps and Floors: A Fund may enter into these             1-16 Management
transactions to manage its exposure to changing                      Credit
interest rates and other factors. Swaps involve an                   Liquidity
exchange of obligations by two parties. Caps and                     Market
floors entitle a purchaser to a principal amount from
the seller of the cap or floor to the extent that a
specified index exceeds or falls below a predetermined
interest rate or amount.
-------------------------------------------------------------------------------
New Financial Products: New options and futures                 1-16 Management
contracts and other financial products continue to be                Credit
developed and the Funds may invest in such options,                  Market
contracts and products.                                              Liquidity
-------------------------------------------------------------------------------


                                      106
----

------------


                                                             FUND       RISK
INSTRUMENT                                                   CODE       TYPE
-------------------------------------------------------------------------------
Structured Instruments: Debt securities issued by          1-10, 12, Market
agencies and instrumentalities of the U.S. government,    13, 15, 16 Liquidity
banks, municipalities, corporations and other businesses             Management
whose interest and/or principal payments are indexed to              Credit
foreign currency exchange rates, interest rates, or one              Foreign
or more other referenced indices.                                    Investment
-------------------------------------------------------------------------------
Municipal Bonds: Securities issued by a state or                  10 Market
political subdivision to obtain funds for various public             Credit
purposes. Municipal bonds include private activity bonds             Political
and industrial development bonds, as well as General                 Tax
Obligation Notes, Tax Anticipation Notes, Bond                       Regulatory
Anticipation Notes, Revenue Anticipation Notes, Project
Notes, other short-term tax-exempt obligations,
municipal leases and obligations of municipal housing
authorities and single family revenue bonds.
-------------------------------------------------------------------------------
Obligations of Supranational Agencies: Obligations of      2, 5, 10, Credit
supranational agencies which are chartered to promote     13, 15, 16 Foreign
economic development and are supported by various                    Investment
governments and governmental agencies.
-------------------------------------------------------------------------------
Currency Futures and Related Options: The Funds may           15, 16 Management
engage in transactions in financial futures and related              Liquidity
options, which are generally described above. The Funds              Credit
will enter into these transactions in foreign currencies             Market
for hedging purposes only.                                           Political
                                                                     Leverage
                                                                     Foreign
                                                                     Investment
-------------------------------------------------------------------------------


                                      107
----

------------


                                                           FUND
INSTRUMENT                                                 CODE      RISK TYPE
-------------------------------------------------------------------------------
Forward Foreign Exchange Transactions: Contractual           15, 16 Management
agreement to purchase or sell one specified currency                Liquidity
for another currency at a specified future date and                 Credit
price. The Funds will enter into forward foreign                    Market
exchange transactions for hedging purposes only.                    Political
                                                                    Leverage
                                                                    Foreign
                                                                    Investment
-------------------------------------------------------------------------------
Exchange Traded Funds: Ownership in unit investment            1-16 Market
trusts, depositary receipts, and other pooled
investment vehicles that hold a portfolio of
securities or stocks designed to track the price
performance and dividend yield of a particular broad
based, sector or international index. Exchange traded
funds or ETFs include a wide range of investments
such as iShares, Standard & Poor's Depository
Receipts ("SPDRs"), and NASDAQ 100's. The Equity
Index Fund invests only in SPDRs and other Exchange
Traded Funds that track the S&P 500.
-------------------------------------------------------------------------------
Zero Coupon Debt Securities: Bonds and other debt      2, 5, 10, 16 Credit
that pay no interest, but are issued at a discount                  Market
from their value at maturity. When held to maturity,                Zero Coupon
their entire return equals the difference between
their issue price and their maturity value.
-------------------------------------------------------------------------------
Zero-Fixed-Coupon Debt Securities: Zero coupon debt              10 Credit
securities which convert on a specified date to                     Market
interest bearing debt securities.                                   Zero Coupon
-------------------------------------------------------------------------------
Stripped Mortgage-Backed Securities: Derivative                  10 Prepayment
multi- class mortgage securities usually structured                 Market
with two classes of shares that receive different                   Credit
proportions of the interest and principal from a pool               Regulatory
of mortgage- backed obligations. These include IOs
and POs.
-------------------------------------------------------------------------------


                                      108
----

------------

                                                                FUND
INSTRUMENT                                                      CODE RISK TYPE
-------------------------------------------------------------------------------
Inverse Floating Rate Instruments: Floating rate debt            10  Market
instruments with interest rates that reset in the opposite           Leverage
direction from the market rate of interest to which the              Credit
inverse floater is indexed.
-------------------------------------------------------------------------------
Loan Participations and Assignments: Participations in, or       10  Credit
assignments of all or a portion of loans to corporations or to       Political
governments, including governments of the less developed             Liquidity
countries ("LDCs").                                                  Foreign
                                                                     Investment
                                                                     Market
-------------------------------------------------------------------------------
Fixed Rate Mortgage Loans: Investment in fixed rate mortgage     10  Credit
loans or mortgage pools which bear simple interest at fixed          Prepayment
annual rates and have short- to long-term final maturities.          Regulatory
                                                                     Market
-------------------------------------------------------------------------------
Short-Term Funding Agreements: Funding agreements issued by      10  Credit
banks and highly rated U.S. insurance companies such as              Liquidity
Guaranteed Investment Contracts ("GICs") and Bank Investment         Market
Contracts ("BICs").
-------------------------------------------------------------------------------

                                      109
----

------------
Investment Risks

Below is a more complete discussion of the types of risks inherent in the secu-rities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risks than others.

 . Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obli-gation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

 . Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is of-ten associated with investments in derivatives, but also may be embedded di-rectly in the characteristics of other securities.

  Hedged. When a derivative (a security whose value is based on another se-curity or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substan-tially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the de-rivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

  Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

 . Liquidity Risk. The risk that certain securities may be difficult or impossi-ble to sell at the time and the price that would normally prevail in the mar-ket. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

 . Management Risk. The risk that a strategy used by a Fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

 . Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a se-curity to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, in-dustry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing mar-ket rates. For fixed income securities, market risk is largely, but not ex-clusively, influenced by changes in

                                      110
----

------------
  interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key infor-mation about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

 . Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

 . Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

 . Prepayment Risk. The risk that the principal repayment of a security will oc-cur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than ex-pected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline.
  When mortgage and other obligations are prepaid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover additional amounts (i.e. premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.


 . Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of out-standing securities.

 . Regulatory Risk. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restric-tions on "due on sale" clauses and state usury laws.

 . Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by in-terest rate changes. These securities tend to be more volatile than securi-ties which pay interest periodically.

                                      111
----

------------
If you want more information about the Funds, the following documents are free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI provides more detailed in-formation about the Funds and is incorporated into this prospectus by refer-ence.

HOW CAN I GET MORE INFORMATION? You can get a free copy of the semi-annual/annual reports or the SAI, request other information or discuss your questions about the Funds by calling 1-877-691-1118, or by writing the Funds at:

 one group(R) mutual funds
 1111 Polaris parkway
 Columbus, Ohio 43271-1235

  or visiting

 WWW.ONEGROUP.COM

You can also review and copy the Funds' reports and the SAI at the Public Ref-erence Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-202-942-8090.) You can also get reports and other information about the Funds from the EDGAR Database on the SEC's web site at http://www.sec.gov. Copies of this information also may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

(Investment Company Act File No. 811-4236)


TOG-I-120                                                    [LOGO OF ONE GROUP]

Municipal Bond Funds

                    PROSPECTUS

                    November 1, 2001

                    Class A Shares
                    Class B Shares
                    Class C Shares


                                                          [LOGO OF ONE GROUP(R)]


                    One Group(R) Short-Term Municipal Bond Fund
                    One Group(R) Intermediate Tax-Free Bond Fund
                    One Group(R) Tax-Free Bond Fund
                    One Group(R) Municipal Income Fund
                    One Group(R) Arizona Municipal Bond Fund
                    One Group(R) Kentucky Municipal Bond Fund
                    One Group(R) Louisiana Municipal Bond Fund
                    One Group(R) Michigan Municipal Bond Fund
                    One Group(R) Ohio Municipal Bond Fund
                    One Group(R) West Virginia Municipal Bond Fund



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OF ANY OF THE FUNDS AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

TABLE OF
  contents


              FUND SUMMARIES: INVESTMENTS, RISK &
                                      PERFORMANCE
         One Group Short-Term Municipal Bond Fund   1
                                                   ---
        One Group Intermediate Tax-Free Bond Fund   5
                                                   ---
                     One Group Tax-Free Bond Fund   9
                                                   ---
                  One Group Municipal Income Fund   13
                                                   ---
            One Group Arizona Municipal Bond Fund   17
                                                   ---
           One Group Kentucky Municipal Bond Fund   21
                                                   ---
          One Group Louisiana Municipal Bond Fund   25
                                                   ---
           One Group Michigan Municipal Bond Fund   29
                                                   ---
               One Group Ohio Municipal Bond Fund   33
                                                   ---
           One Group West Virginia Municipal Bond
                                             Fund   37
                                                   ---



                            MORE ABOUT THE FUNDS
                            Principal Investment
                                      Strategies   41
                                                  ---
                                Investment Risks   44
                                                  ---
                               Portfolio Quality   44
                                                  ---
                             Temporary Defensive
                                       Positions   45
                                                  ---
                              Portfolio Turnover   45
                                                  ---



          HOW TO DO BUSINESS WITH ONE GROUP
                               MUTUAL FUNDS
                     Purchasing Fund Shares   46
                                             ---
                              Sales Charges   49
                                             ---
        Sales Charge Reductions and Waivers   52
                                             ---
                     Exchanging Fund Shares   54
                                             ---
                      Redeeming Fund Shares   56
                                             ---



             PRIVACY POLICY   59
                             ---



                      SHAREHOLDER
                      INFORMATION
                                               ---
                    Voting Rights               61
                                               ---
                Dividend Policies               61
                                               ---
                 Tax Treatment of
                     Shareholders               62
                                               ---
Shareholder Statements and Reports              64
                                               ---


                    MANAGEMENT OF ONE
                         GROUP MUTUAL
                                FUNDS
                          The Advisor    65
                                        ---
                    The Fund Managers    65
                                        ---

                     FINANCIAL HIGHLIGHTS   66
                                           ---
         APPENDIX A: INVESTMENT PRACTICES   77
                                           ---

     one group(R)

     -------------------
[GRAPHIC]

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Short-Term Municipal Bond Fund

What is the goal of the Short-Term Municipal Bond Fund?

The Fund seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

What are the main investment strategies of the Short-Term Municipal Bond Fund?

The Fund invests in a portfolio of municipal bonds with an average weighted maturity of three years or less. From time to time, a significant portion of the Fund's total assets may be invested in municipal housing authority obligations. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, Banc One Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Short-Term Municipal Bond Fund spreads its holdings across various security types within the municipal securities market. Banc One Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are municipal bonds?


Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity bonds, Tax Anticipation Notes and participations in pools of municipal securities.


Will any portion of my investment be subject to the federal alternative minimum tax?


Up to 100% of the Fund's assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income. Any capital gains distributed by the Fund may be taxable.


What are the main risks of investing in the Short-Term Municipal Bond Fund?

The main risks of investing in the Short-Term Municipal Bond Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Short-Term Municipal Bond Fund will change every day in response to market conditions. You may lose money if you invest in the Short-Term Municipal Bond Fund. For additional information on risk, please read "Investment Risks."

------
   1
     one group(R)


     -------------------
[GRAPHIC]
                                                              -----------------


Short-Term Municipal Bond Fund

Main Risks

Interest Rate Risk. The Fund invests mainly in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of a Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Derivatives. The Fund may invest in securities that are considered to be DERIVATIVES. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and are riskier in terms of both liquidity and value than traditional investments.



Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Portfolio Quality. The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.


Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

------
 2

FUND SUMMARY

Short-Term Municipal Bond Fund

How has the Short-Term Municipal Bond Fund performed?

By showing the variability of the Short-Term Municipal Bond Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE SHORT-TERM MUNICIPAL BOND FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.


BAR CHART (per calendar year)/1/,/2/ -- CLASS A SHARES
--------------------------------------------------------------------------------

                                    [GRAPH]

                        1999             0.84%
                        2000             5.48%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's
   total return was     %.

/2/Performance data includes the performance of the Pegasus Short Municipal
   Bond Fund for the period before it was consolidated with One Group Short-Term Municipal Bond Fund on March 22, 1999.

--------------------------------------------------------------------------------

Best Quarter: 1.90% 4Q2000   Worst Quarter: -0.30% 2Q1999

--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000/1/

--------------------------------------------------------------------------------

                                    INCEPTION   1 YEAR PERFORMANCE
                                  DATE OF CLASS        SINCE 5/4/98
Class A                              5/4/98     2.27%     2.57%
-------------------------------------------------------------------
Class B                              5/4/98     1.79%     2.46%
-------------------------------------------------------------------
Lehman Brothers Short Municipal
 Bond Index/2/                                  6.22%     4.70%
-------------------------------------------------------------------
Lipper Short-Term Municipal Debt
 Fund Index/3/                                  4.94%     3.93%
-------------------------------------------------------------------


/1/The above-quoted performance data includes the performance of the Pegasus
   Short Municipal Bond Fund for the period before it was consolidated with One Group Short-Term Municipal Bond Fund on March 22, 1999.

/2/The Lehman Brothers Short Municipal Bond Index is an unmanaged index of investment grade, tax-exempt municipal bonds with short-term maturities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B shares.




/3/The Lipper Short-Term Municipal Debt Fund Index consists of funds that invest in municipal debt issues with dollar-weighted average maturities of one to three years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B shares.


------
   3
     one group(R)

     -------------------




Short-Term Municipal Bond Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
-----------------------------------------------------------------
fees paid directly from your
investment)/1/                           CLASS A  CLASS B CLASS C
-----------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
 Purchases                                 3.00%    none    none
-----------------------------------------------------------------
 (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)     none/2/   3.00%   1.00%
-----------------------------------------------------------------
 (as a percentage of original purchase
 price of redemption proceeds, as
 applicable)
Redemption Fee                              none    none    none
-----------------------------------------------------------------
Exchange Fee                                none    none    none
-----------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
-----------------------------------------------------------------
(expenses that are deductible from Fund
assets)                                  CLASS A  CLASS B CLASS C
-----------------------------------------------------------------
Investment Advisory Fees                    .60%    .60%    .60%
-----------------------------------------------------------------
Distribution [and/or Service] (12b-1)
 Fees                                       .35%   1.00%   1.00%
-----------------------------------------------------------------
Other Expenses                              .21%    .21%    .21%
-----------------------------------------------------------------
Total Annual Fund Operating Expenses       1.16%   1.81%   1.81%
-----------------------------------------------------------------
Fee Waiver [and/or Expense
 Reimbursement]/3/                         (.36%)  (.51%)  (.51%)
-----------------------------------------------------------------
Net Expense                                 .80%   1.30%   1.30%
-----------------------------------------------------------------


/1/If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/ Except for purchases of $1 million or more. Please see "Sales Charges."



/3/ Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .80% for Class A shares, 1.30% for Class B shares and 1.30% for Class C shares for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them to the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

           CLASS A  CLASS B/2/   CLASS B/2/     CLASS C      CLASS C
                     ASSUMING    ASSUMING NO   ASSUMING    ASSUMING NO
                   REDEMPTION AT REDEMPTION  REDEMPTION AT REDEMPTION
                    THE END OF                THE END OF
                    EACH PERIOD               EACH PERIOD
----------------------------------------------------------------------
1 Year/1/  $  379     $  432       $  132       $  232       $  132
----------------------------------------------------------------------
3 Years       635        732          532          532          532
----------------------------------------------------------------------
5 Years       911        958          958          958          958
----------------------------------------------------------------------
10 Years    1,697      1,973        1,973        2,144        2,144
----------------------------------------------------------------------

/1/ Without contractual fee waivers, 1 Year expenses would be as follows:

   Class A                    $421
   Class B (with redemption)  $490
   Class B (no redemption)    $190
   Class C (with redemption)  $290
   Class C (no redemption)    $190

/2/Class B shares automatically convert to Class A shares after six (6) years.
   Therefore, the number in the "10 years" example for Class B shares represents a combination of Class A and Class B operating expenses.

------
 4
     one group(R)

     -------------------
[GRAPHIC]

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Intermediate Tax-Free Bond Fund

What is the goal of the Intermediate Tax-Free Bond Fund?

The Fund seeks current income exempt from federal income taxes consistent with prudent investment management and the preservation of capital.

What are the main investment strategies of the Intermediate Tax-Free Bond Fund?

The Fund invests primarily in a portfolio of municipal bonds with an average weighted maturity of between three and 10 years. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, Banc One Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Intermediate Tax-Free Bond Fund spreads its holdings across various security types within the municipal securities market. Banc One Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are municipal bonds?


Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, Tax Anticipation Notes and participations in pools of municipal securities.


Will any portion of my investment be subject to the federal alternative minimum tax?


Up to 20% of the Fund's assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income. Any capital gains distributed by the Fund may be taxable.


What are the main risks of investing in the Intermediate Tax-Free Bond Fund?

The main risks of investing in the Intermediate Tax-Free Bond Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Intermediate Tax-Free Bond Fund will change every day in response to market conditions. You may lose money if you invest in the Intermediate Tax-Free Bond Fund. For additional information on risk, please read "Investment Risks."


------
   5
     one group(R)

     -------------------
    MAIN RISKS
-----------------


Intermediate Tax-Free Bond Fund

Interest Rate Risk. The Fund invests mainly in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of a Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Derivatives. The Fund may invest in securities that are considered to be DERIVATIVES. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and are riskier in terms of both liquidity and value than traditional investments.


Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Portfolio Quality. The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.



Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


------
 6

     -------------------

FUND SUMMARY

Intermediate Tax-Free Bond Fund

How has the Intermediate Tax-Free Bond Fund performed?


By showing the variability of the Intermediate Tax-Free Bond Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE INTERMEDIATE TAX-FREE BOND FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

BAR CHART (per calendar year)/1/,/2/ -- CLASS A SHARES
--------------------------------------------------------------------------------

                                    [GRAPH]

                        1991             9.56%
                        1992             7.38%
                        1993             9.36%
                        1994            -4.17%
                        1995            12.97%
                        1996             4.03%
                        1997             7.93%
                        1998             5.75%
                        1999            -2.57%
                        2000             8.87%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's total return was %.

/2/For periods prior to the commencement of operations of Class A shares on February 18, 1992, Class A performance is based on Class I performance from September 4, 1990 to February 17, 1992, adjusted to reflect differences in expenses.

--------------------------------------------------------------------------------
Best Quarter: 5.18% 1Q1995   Worst Quarter: -4.70% 1Q1994
--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table DO include applicable sales charges.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000/1/

--------------------------------------------------------------------------------

                   INCEPTION     1   5 YEARS          PERFORMANCE
                 DATE OF CLASS YEAR          10 YEARS SINCE 9/4/90
Class A             2/18/92    3.95%  3.76%   5.30%      5.48%
------------------------------------------------------------------
Class B             1/14/94    3.15%  3.76%   5.07%      5.25%
------------------------------------------------------------------
Lehman Brothers
 7 Year
 Municipal Bond
 Index/2/                      9.07%  5.39%   6.76%      6.93%
------------------------------------------------------------------
Lehman Brothers
 3-15 Year
 Municipal Bond
 Index/3/                      9.93%  5.66%       *          *
------------------------------------------------------------------
Lipper
 Intermediate
 Municipal Fund
 Index/4/                      8.67%  4.80%   6.09%      6.26%
------------------------------------------------------------------


/1/For periods prior to the commencement of operations of Class A shares on February 18, 1992, Class A performance is based on Class I performance from September 4, 1990 to February 17, 1992. For periods prior to the commencement of operations of Class B shares on January 14, 1994, Class B performance is based on Class A from September 4, 1990 to January 13, 1994. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.
/2/The Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B shares.
/3/The Lehman Brothers 3-15 Year Municipal Bond Index is an unmanaged index of investment grade, tax- exempt municipal bonds with maturities of 3-15 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B shares.
/4/The Lipper Intermediate Municipal Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in this category.
*  Index did not exist.

------
   7
     one group(R)

     -------------------


Intermediate Tax-Free Bond Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

 SHAREHOLDER FEES
------------------------------------------------------------------
 (fees paid directly from your
 investment)/1/                            CLASS A CLASS B CLASS C
------------------------------------------------------------------
 Maximum Sales Charge (Load) Imposed on
  Purchases                                  4.50%   none    none
------------------------------------------------------------------
 (as a percentage of offering price)

 Maximum Deferred Sales Charge (Load)      none/2/  5.00%   1.00%
------------------------------------------------------------------
 (as a percentage of original purchase
 price of redemption proceeds,
 as applicable)

 Redemption Fee                               none   none    none
------------------------------------------------------------------
 Exchange Fee                                 none   none    none
------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
-----------------------------------------------------------------
(expenses that are deductible from Fund
assets)                                   CLASS A CLASS B CLASS C
-----------------------------------------------------------------
Investment Advisory Fees                    .60%    .60%    .60%
-----------------------------------------------------------------
Distribution [and/or Service] (12b-1)
 Fees                                       .35%   1.00%   1.00%
-----------------------------------------------------------------
Other Expenses                              .18%    .18%    .18%
-----------------------------------------------------------------
Total Annual Fund Operating Expenses       1.13%   1.78%   1.78%
-----------------------------------------------------------------
Fee Waiver [and/or Expense
 Reimbursement]/3/                         (.28%)  (.28%)  (.28%)
-----------------------------------------------------------------
Net Expenses                                .85%   1.50%   1.50%
-----------------------------------------------------------------


/1/If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/Except for purchases of $1 million or more. Please see "Sales Charges."



/3/Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .85% for Class A shares, 1.50% for Class B shares and 1.50% for Class C shares for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

           CLASS A  CLASS B/2/   CLASS B/2/     CLASS C      CLASS C
                     ASSUMING    ASSUMING NO   ASSUMING    ASSUMING NO
                   REDEMPTION AT REDEMPTION  REDEMPTION AT REDEMPTION
                    THE END OF                THE END OF
                    EACH PERIOD               EACH PERIOD
----------------------------------------------------------------------
1 Year/1/   $ 533      $ 653        $ 153        $ 253        $ 153
----------------------------------------------------------------------
3 Years       768        835          535          535          535
----------------------------------------------------------------------
5 Years     1,023      1,143          943          943          943
----------------------------------------------------------------------
10 Years    1,749      1,910        1,910        2,081        2,081
----------------------------------------------------------------------

/1/Without contractual fee waivers, 1 Year expenses would be as follows:

  Class A             $561
  Class B (with
   redemption)        $682
  Class B (no
   redemption)        $182
  Class C (with
   redemption)        $282
  Class C (no
   redemption)        $182

/2/Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B shares represents a combination of Class A and Class B operating expenses.

------
 8
     one group(R)

     -------------------
[GRAPHIC]

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Tax-Free Bond Fund

What is the goal of the Tax-Free Bond Fund?

The Fund seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

What are the main investment strategies of the Tax-Free Bond Fund?

The Fund invests primarily in a portfolio of municipal bonds. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, Banc One Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Tax-Free Bond Fund spreads its holdings across various security types within the municipal securities market. Banc One Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are municipal bonds?


Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, Tax Anticipation Notes and participations in pools of municipal securities.


Will any portion of my investment be subject to the federal alternative minimum tax?


Up to 20% of the Fund's assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income. Any capital gains distributed by the Fund may be taxable.


What are the main risks of investing in the Tax-Free Bond Fund?

The main risks of investing in the Tax-Free Bond Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Tax-Free Bond Fund will change every day in response to market conditions. You may lose money if you invest in the Tax-Free Bond Fund. For additional information on risk, please read "Investment Risks."


------
   9
     one group(R)

     -------------------
MAIN RISKS
-----------------


Tax-Free Bond Fund

Interest Rate Risk. The Fund invests mainly in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of a Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Derivatives. The Fund may invest in securities that are considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and are riskier in terms of both liquidity and value than traditional investments.


Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Portfolio Quality. The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.


Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

------
10

     -------------------

FUND SUMMARY

Tax-Free Bond Fund

How has the Tax-Free Bond Fund performed?

By showing the variability of the Tax-Free Bond Fund's performance from year to year, the charts below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE TAX-FREE BOND FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

BAR CHART (per calendar year)/1/,/2/ -- CLASS A SHARES
--------------------------------------------------------------------------------

                                    [GRAPH]

                        1991            11.85%
                        1992             9.45%
                        1993            10.74%
                        1994            -1.98%
                        1995            16.89%
                        1996             3.36%
                        1997             9.16%
                        1998             5.72%
                        1999            -3.38%
                        2000            11.49%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's
   total return was   %.

/2/Performance data includes performance of the Pegasus Municipal Bond Fund for the period before it was consolidated with the One Group Tax-Free Bond Fund on March 22, 1999.

--------------------------------------------------------------------------------
Best Quarter: 6.71% 1Q1995   Worst Quarter: -3.74% 1Q1994
--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table DO include applicable sales charges.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000/1/

--------------------------------------------------------------------------------

                               1 YEAR 5 YEARS 10 YEARS PERFORMANCE
                   INCEPTION                              SINCE
                 DATE OF CLASS                           3/1/88
Class A             3/1/88      6.51%  4.17%   6.67%      7.07%
------------------------------------------------------------------
Class B             4/4/95      5.70%  4.03%   6.36%      6.66%
------------------------------------------------------------------
Lehman Brothers
 Municipal Bond
 Index/2/                      11.68%  5.84%   7.32%      7.52%
------------------------------------------------------------------
Lipper General
 Municipal Debt
 Index/3/                      11.10%  4.99%   6.79%      7.01%
------------------------------------------------------------------


/1/The above-quoted performance data includes the performance of the Pegasus
   Municipal Bond Fund for the period before it was consolidated with the One Group Tax-Free Bond Fund on March 22, 1999. For periods prior to the commencement of operations of Class B shares on April 4, 1995, Class B performance is based on Class A from March 1, 1988 to April 3, 1995. Class B performance has been adjusted to reflect the differences in expenses and sales charges between classes.
/2/The Lehman Brothers Municipal Bond Index is an unmanaged index generally representative of the municipal bond market as a whole. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B shares.
/3/The Lipper General Municipal Bond Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in this category.

------
  11
     one group(R)

     -------------------


Tax-Free Bond Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
-------------------------------------------------------------------
(fees paid directly from your
investment)/1/                            CLASS A   CLASS B CLASS C
-------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
 Purchases                                 4.50%      none    none
-------------------------------------------------------------------
 (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)        none/2/  5.00%   1.00%
-------------------------------------------------------------------
 (as a percentage of original purchase
 price of
 redemption proceeds, as applicable)
Redemption Fee                              none      none    none
-------------------------------------------------------------------
Exchange Fee                                none      none    none
-------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
-----------------------------------------------------------------
(expenses that are deducted from fund
assets)                                   CLASS A CLASS B CLASS C
-----------------------------------------------------------------
Investment Advisory Fees                    .45%    .45%    .45%
-----------------------------------------------------------------
Distribution [and/or Service] (12b-1)
 Fees                                       .35%   1.00%   1.00%
-----------------------------------------------------------------
Other Expenses                              .18%    .18%    .18%
-----------------------------------------------------------------
Total Annual Fund Operating Expenses        .98%   1.63%   1.63%
-----------------------------------------------------------------
Fee Waiver [and/or Expense
 Reimbursement]/3/                         (.11%)  (.11%)  (.11%)
-----------------------------------------------------------------
Net Expenses                                .87%   1.52%   1.52%
-----------------------------------------------------------------


/1/If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/ Except for purchases of $1 million or more. Please see "Sales Charges."



/3/Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .87% for Class A shares, 1.52% for Class B shares and 1.52% for Class C shares for the period beginning November 1, 2001, and ending on October 31, 2002.

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you redeemed all of your shares or if you hold them. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.


           CLASS A  CLASS B/2/   CLASS B/2/     CLASS C      CLASS C
                     ASSUMING    ASSUMING NO   ASSUMING    ASSUMING NO
                   REDEMPTION AT REDEMPTION  REDEMPTION AT REDEMPTION
                    THE END OF                THE END OF
                    EACH PERIOD               EACH PERIOD
----------------------------------------------------------------------
1 Year/1/  $  535     $  655       $  155       $  255       $  155
----------------------------------------------------------------------
3 Years       744        810          510          510          510
----------------------------------------------------------------------
5 Years       970      1,089          889          889          889
----------------------------------------------------------------------
10 Years    1,618      1,780        1,780        1,954        1,954
----------------------------------------------------------------------

/1/Without contractual fee waivers, 1 Year expenses would be as follows:

   Class A            $548
   Class B (with
    redemption)       $669
   Class B (no
    redemption)       $169
   Class C (with
    redemption)       $269
   Class C (no
    redemption)       $169

/2/Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B shares represents a combination of Class A and Class B operating expenses.

------
12
     one group(R)

     -------------------
[GRAPHIC]

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Municipal Income
Fund

What is the goal of the Municipal Income Fund?

The Fund seeks current income exempt from federal income taxes.

What are the main investment strategies of the Municipal Income Fund?

The Fund invests in a portfolio of municipal bonds, including mortgage-backed securities. While current income is the Fund's primary focus, it seeks to produce income in a manner consistent with the preservation of principal. The Fund's average weighted maturity will normally range between five and 15 years. From time to time, a significant portion of the Fund's total assets may be invested in municipal housing authority obligations. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, Banc One Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Municipal Income Fund spreads its holdings across various security types within the municipal securities market. Banc One Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are municipal bonds?


Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, Tax Anticipation Notes and participations in pools of municipal securities.


Will any portion of my investment be subject to the federal alternative minimum tax?


Up to 100% of the Fund's assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income. Any capital gains distributed by the Fund may be taxable.


What are the main risks of investing in the Municipal Income Fund?

The main risks of investing in the Municipal Income Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Municipal Income Fund will change every day in response to market conditions. You may lose money if you invest in the Municipal Income Fund. For additional information on risk, please read "Investment Risks."

------
  13
     one group(R)

     -------------------
MAIN RISKS
-----------------


Municipal Income Fund

Prepayment and Call Risk. As part of its main investment strategy, the Municipal Income Fund may invest in mortgage-backed securities. The issuers of these and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can make the price and yield of mortgage-backed securities volatile. When mortgages are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.



Interest Rate Risk. The Fund invests mainly in bonds and other debt securities. The securities decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of a Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Derivatives. The Fund may invest in securities that are considered to be DERIVATIVES. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and are riskier in terms of both liquidity and value than traditional investments.





Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Portfolio Quality. The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.


Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

------
14

     -------------------

FUND SUMMARY

Municipal Income Fund

How has the Municipal Income Fund performed?

By showing the variability of the Municipal Income Fund's performance from year to year, the charts below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE MUNICIPAL INCOME FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.


BAR CHART (per calendar year)/1/,/2/ -- CLASS A SHARES
--------------------------------------------------------------------------------

                                    [GRAPH]

                        1994            -1.92%
                        1995            11.89%
                        1996             4.35%
                        1997             8.33%
                        1998             5.89%
                        1999            -2.73%
                        2000             8.39%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's total return was %.

/2/For periods prior to the commencement of operations of Class A shares on February 23, 1993, Class A performance is based on Class I performance from February 9, 1993 to February 22, 1993, adjusted to reflect differences in expenses.

--------------------------------------------------------------------------------
Best Quarter: 4.79% 1Q1995   Worst Quarter: -1.94% 1Q1994
--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000/1/

--------------------------------------------------------------------------------

                                         1 YEAR 5 YEARS PERFORMANCE
                             INCEPTION                     SINCE
                           DATE OF CLASS                  2/9/93
Class A                       2/23/93    3.48%   3.80%     4.42%
-------------------------------------------------------------------
Class B                       1/14/94    2.62%   3.76%     4.31%
-------------------------------------------------------------------
Class C                       11/4/97    6.62%   4.87%     4.77%
-------------------------------------------------------------------
Lehman Brothers 7 Year
 Municipal Bond Index/2/                 9.07%   5.39%     5.87%
-------------------------------------------------------------------
Lehman Brothers 3-15 Year
 Municipal Bond Index/3/                 9.93%   5.66%         *
-------------------------------------------------------------------
Lipper Intermediate
 Municipal Fund Index/4/                 8.67%   4.80%     5.22%
-------------------------------------------------------------------


/1/For periods prior to the commencement of operations of Class A shares on February 23, 1993, Class A performance is based on Class I performance from February 9, 1993 to February 22, 1993. For periods prior to the commencement of operations of Class B shares on January 14, 1994, Class B performance is based on Class A from February 9, 1993 to January 13, 1994. For periods prior to the commencement of operations of Class C shares on November 4, 1997, Class C performance is based on Class B from February 9, 1993 to November 3, 1997. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.
/2/The Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B and Class C shares.
/3/The Lehman Brothers 3-15 Year Municipal Bond Index is an unmanaged index of investment grade tax- exempt municipal bonds with maturities of 3-15 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B and Class C shares.
/4/The Lipper Intermediate Municipal Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.
*  Index did not exist.

------
  15
     one group(R)

     -------------------




Municipal Income Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



SHAREHOLDER FEES
-------------------------------------------------------------------
(fees paid directly from your
investment)/1/                            CLASS A   CLASS B CLASS C
-------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
 Purchases                                 4.50%      none    none
-------------------------------------------------------------------
 (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)        none/2/  5.00%   1.00%
-------------------------------------------------------------------
 (as a percentage of original purchase
 price of redemption proceeds, as
 applicable)
Redemption Fee                              none      none    none
-------------------------------------------------------------------
Exchange Fee                                none      none    none
-------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------------------
(expenses that are deducted from fund
assets)                                   CLASS A   CLASS B CLASS C
-------------------------------------------------------------------
Investment Advisory Fees                    .45%      .45%    .45%
-------------------------------------------------------------------
Distribution [and/or Service] (12b-1)
 Fees                                       .35%     1.00%   1.00%
-------------------------------------------------------------------
Other Expenses                              .19%      .19%    .19%
-------------------------------------------------------------------
Total Annual Fund Operating Expenses        .99%     1.64%   1.64%
-------------------------------------------------------------------
Fee Waiver [and/or Expense
 Reimbursement]/3/                         (.12%)    (.12%)  (.12%)
-------------------------------------------------------------------
Net Expenses                                .87%     1.52%   1.52%
-------------------------------------------------------------------


/1/If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10,000 sub-minimum account fee may be applicable.

/2/Except for purchases of $1 million or more. Please see "Sales Charges."



/3/Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .87% for Class A shares, 1.52% foe Class B shares and 1.52% of Class C shares for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.


           CLASS A  CLASS B/2/   CLASS B/2/     CLASS C      CLASS C
                     ASSUMING    ASSUMING NO   ASSUMING    ASSUMING NO
                   REDEMPTION AT REDEMPTION  REDEMPTION AT REDEMPTION
                    THE END OF                THE END OF
                    EACH PERIOD               EACH PERIOD
----------------------------------------------------------------------
1 Year/1/   $ 535      $ 655        $ 155        $ 255        $ 155
----------------------------------------------------------------------
3 Years       746        812          512          512          512
----------------------------------------------------------------------
5 Years       974      1,093          893          893          893
----------------------------------------------------------------------
10 Years    1,629      1,791        1,791        1,964        1,964
----------------------------------------------------------------------

/1/Without contractual fee waivers, 1 Year expenses would be as follows:

  Class A                    $549
  Class B (with redemption)  $670
  Class B (no redemption)    $170
  Class C (with redemption)  $270
  Class C (no redemption)    $170

/2/Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B shares represents a combination of Class A and Class B operating expenses.

------
16
     one group(R)

     -------------------
[GRAPHIC]

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Arizona Municipal Bond Fund

What is the goal of the Arizona Municipal Bond Fund?

The Fund seeks current income exempt from federal income tax and Arizona personal income tax, consistent with the preservation of principal.

What are the main investment strategies of the Arizona Municipal Bond Fund?

The Fund invests in municipal bonds, the income from which is exempt from federal income tax and Arizona personal income tax. A portion of the Fund's total assets also may be invested in municipal bonds issued by other states and territories. The Fund's average weighted maturity normally will range between five and 20 years. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, Banc One Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Arizona Municipal Bond Fund spreads its holdings across various security types within the municipal securities market. Banc One Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are municipal bonds?


Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, Tax Anticipation Notes and participations in pools of municipal securities.


Will any portion of my investment be subject to the federal alternative minimum tax?


Up to 100% of the Fund's assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income. Any capital gains distributed by the Fund may be taxable.


What are the main risks of investing in the Arizona Municipal Bond Fund?

The main risks of investing in the Arizona Municipal Bond Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Arizona Municipal Bond Fund will change every day in response to market conditions. You may lose money if you invest in the Arizona Municipal Bond Fund. For additional information on risk, please read "Investment Risks."

------
  17
     one group(R)

     -------------------
-----------------


Arizona Municipal Bond Fund

Main Risks

Non-Diversification. The Arizona Municipal Bond Fund is "non-diversified." This means that the Fund may invest a more significant portion of its assets in the securities of a single issuer than can a "diversified" fund. Non-diversification increases the risk of loss to the Fund if an issuer fails to make interest or principal payments or if the market value of a security declines.

Geographic Concentration. Because the Arizona Municipal Bond Fund is not diversified and because it concentrates its investments in the securities of issuers in Arizona, certain factors including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives may have a disproportionately negative effect on the Fund's investments. For example, Arizona's population growth continues to outpace the national average. However, this growth is expensive and Arizona's economic outlook depends on its ability to match long-term revenues with expenditures. In addition, Arizona's continued growth depends, to some extent, on its ability to manage its water resources.

Interest Rate Risk. The Fund invests mainly in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of a Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Derivatives. The Fund may invest in securities that are considered to be DERIVATIVES. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and are riskier in terms of both liquidity and value than traditional investments.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Portfolio Quality. The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.


Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


------
18

     -------------------

FUND SUMMARY

Arizona Municipal Bond Fund

How has the Arizona Municipal Bond Fund performed?

By showing the variability of the Arizona Municipal Bond Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE ARIZONA MUNICIPAL BOND FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

--------------------------------------------------------------------------------

Bar Chart (per calendar year)/1/ -- Class A Shares

                                    [GRAPH]

                        1991            10.06%
                        1992             7.28%
                        1993             9.75%
                        1994            -2.70%
                        1995            11.79%
                        1996             3.72%
                        1997             5.52%
                        1998             5.41%
                        1999            -2.53%
                        2000             8.54%


/1/For the period from January 1, 20001 through September 30, 2001, the Fund's
   total return was   %. The Arizona Municipal Bond Fund commenced operations
   on January 20, 1997, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for the period prior to the Fund's commencement of operations as adjusted to reflect the expenses associated with each class of the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.


--------------------------------------------------------------------------------

Best Quarter: 4.62% 1Q1995   Worst Quarter: -3.60% 1Q1994

--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000/1/

--------------------------------------------------------------------------------

                   INCEPTION   1 YEAR 5 YEARS 10 YEARS  PERFORMANCE
                 DATE OF CLASS                         SINCE 11/30/79
Class A                        3.65%   3.10%   5.10%       6.37%
---------------------------------------------------------------------
Class B                        2.89%   2.41%   4.58%       5.75%
---------------------------------------------------------------------
Lehman Brothers
 7 Year
 Municipal Bond
 Index/2/                      9.07%   5.39%   6.76%           *
---------------------------------------------------------------------
Lehman Brothers
 3-15 Year
 Municipal Bond
 Index/3/                      9.93%   5.66%       *           *
---------------------------------------------------------------------
Lipper
 Intermediate
 Municipal Fund
 Index/4/                      8.67%   4.80%   6.09%           *
---------------------------------------------------------------------


/1/The Arizona Municipal Bond Fund commenced operations on January 20, 1997, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for the period prior to the Fund's commencement of operations as adjusted to reflect the expenses associated with each class of the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification restrictions imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.
/2/The Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B shares.
/3/The Lehman Brothers 3-15 Year Municipal Bond Index is an unmanaged index of investment grade, tax-exempt municipal bonds with maturities of 3-15 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B shares.
/4/The Lipper Intermediate Municipal Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.
*  Index did not exist.

------
  19
     one group(R)

     -------------------







Arizona Municipal Bond Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
-------------------------------------------------------------------
(fees paid directly from your
investment)/1/                            CLASS A   CLASS B CLASS C
-------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
 Purchases                                 4.50%      none    none
-------------------------------------------------------------------
 (as a percentage of offering price)/1/
Maximum Deferred Sales Charge (Load)        none/2/  5.00%   1.00%
-------------------------------------------------------------------
 (as a percentage of original purchase
 price of redemption proceeds, as
 applicable)
Redemption Fee                              none      none    none
-------------------------------------------------------------------
Exchange Fee                                none      none    none
-------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
-----------------------------------------------------------------
(expenses that are deducted from Fund
assets)                                   CLASS A CLASS B CLASS C
-----------------------------------------------------------------
Investment Advisory Fees                    .45%    .45%    .45%
-----------------------------------------------------------------
Distribution [and/or Service] (12b-1)
 Fees                                       .35%   1.00%   1.00%
-----------------------------------------------------------------
Other Expenses                              .19%    .19%    .19%
-----------------------------------------------------------------
Total Annual Fund Operating Expenses        .99%   1.64%   1.64%
-----------------------------------------------------------------
Fee Waiver [and/or Expense
 Reimbursement]/3/                         (.11%)  (.11%)  (.11%)
-----------------------------------------------------------------
Net Expenses                                .88%   1.53%   1.53%
-----------------------------------------------------------------


/1/If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/Except for purchases of $1 million or more. Please see "Sales Charges."



/3/Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .88% for Class A shares, 1.53% for Class B shares and 1.53% for Class C shares for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them to the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

           CLASS A  CLASS B/2/   CLASS B/2/     CLASS C      CLASS C
                     ASSUMING    ASSUMING NO   ASSUMING    ASSUMING NO
                   REDEMPTION AT REDEMPTION  REDEMPTION AT REDEMPTION
                    THE END OF                THE END OF
                    EACH PERIOD               EACH PERIOD
----------------------------------------------------------------------
1 Year/1/  $  538     $  658       $  158       $  258       $  158
----------------------------------------------------------------------
3 Years       745        811          511          511          511
----------------------------------------------------------------------
5 Years       968      1,088          888          888          888
----------------------------------------------------------------------
10 Years    1,611      1,773        1,773        1,946        1,946
----------------------------------------------------------------------

/1/Without contractual fee waivers, 1 Year expenses would be as follows:

  Class A               $547
  Class B (with
   redemption)          $668
  Class B (no
   redemption)          $168
  Class C (with
   redemption)          $268
  Class C (no
   redemption)          $168

/2/Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B shares represents a combination of Class A and Class B operating expenses.

------
20
     one group(R)

     -------------------
[GRAPHIC]

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Kentucky Municipal Bond Fund

What is the goal of the Kentucky Municipal Bond Fund?

The Fund seeks current income exempt from federal income tax and Kentucky personal income tax, consistent with the preservation of principal.

What are the main investment strategies of the Kentucky Municipal Bond Fund?

The Fund invests in municipal bonds, the income from which is exempt from federal income tax and Kentucky personal income tax. The Fund also may invest in municipal bonds issued by other states and territories. The Fund's average weighted maturity normally will range between five and 20 years. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, Banc One Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Kentucky Municipal Bond Fund spreads its holdings across various security types within the municipal securities market. Banc One Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are municipal bonds?


Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, Tax Anticipation Notes and participations in pools of municipal securities.


Will any portion of my investment be subject to the federal alternative minimum tax?


Up to 100% of the Fund's assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income. Any capital gains distributed by the Fund may be taxable.


What are the main risks of investing in the Kentucky Municipal Bond Fund?

The main risks of investing in the Kentucky Municipal Bond Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Kentucky Municipal Bond Fund will change every day in response to market conditions. You may lose money if you invest in the Kentucky Municipal Bond Fund. For additional information on risk, please read "Investment Risks."


------
  21
     one group(R)

     -------------------
-----------------



Kentucky Municipal Bond Fund

MAIN RISKS

Non-Diversification. The Kentucky Municipal Bond Fund is "non-diversified." This means that the Fund may invest a more significant portion of its assets in the securities of a single issuer than can a "diversified" fund. Non-diversification increases the risk of loss to the Fund if an issuer fails to make interest or principal payments or if the market value of a security declines.

Geographic Concentration. Because the Kentucky Municipal Bond Fund is not diversified and because it concentrates its investments in the securities of issuers in Kentucky, certain factors including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives may have a disproportionately negative effect on the Fund's investments. For example, securities issued by Kentucky and its agencies are general obligations of the issuer only in those rare instances when they are approved by the voters in a state-wide referendum. In other instances, payment generally is dependent on only the revenues generated directly from the properties financed by the securities or the lease payments from a user which may be bound by only a short-term lease.

Interest Rate Risk. The Fund invests mainly in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of a Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Derivatives. The Fund may invest in securities that are considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund declines. Generally, derivatives are more volatile and are riskier in terms of both liquidity and value than traditional investments.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Portfolio Quality. The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.


Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

------
22

     -------------------

FUND SUMMARY

Kentucky Municipal Bond Fund

How has the Kentucky Municipal Bond Fund performed?

By showing the variability of the Kentucky Municipal Bond Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE KENTUCKY MUNICIPAL BOND FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.
BAR CHART (per calendar year)/1/,/2/ -- CLASS A SHARES
--------------------------------------------------------------------------------

                                    [GRAPH]

                        1994            -5.67%
                        1995            14.76%
                        1996             3.92%
                        1997             7.23%
                        1998             5.27%
                        1999            -1.88%
                        2000             8.66%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's
   total return was   %.

/2/Performance data includes the performance of the Trademark Kentucky
   Municipal Bond Fund for the period before it was consolidated with the One Group Kentucky Municipal Bond Fund on January 20, 1995. For periods prior to the commencement of operations of Class A shares on January 20, 1995, Class A performance is based on Class I performance from March 12, 1993 to January 19, 1995, adjusted to reflect differences in expenses.

--------------------------------------------------------------------------------
Best Quarter:  6.23%  1Q1995   Worst Quarter:  -4.63% 1Q1994
--------------------------------------------------------------------------------
The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000/1/

--------------------------------------------------------------------------------

                             INCEPTION   1 YEAR 5 YEARS PERFORMANCE
                           DATE OF CLASS                   SINCE
                                                          3/12/93
Class A                       1/20/95     3.80%  3.62%     4.22%
-------------------------------------------------------------------
Class B                       3/16/95     3.00%  3.60%     4.10%
-------------------------------------------------------------------
Lehman Brothers 7 Year
 Municipal Bond Index/2/                  9.07%  5.39%     5.53%
-------------------------------------------------------------------
Lehman Brothers 3-15 Year
 Municipal Bond Index/3/                  9.93%  5.66%         *
-------------------------------------------------------------------
Lipper Intermediate
 Municipal Fund Index/4/                  8.67%  4.80%     4.88%
-------------------------------------------------------------------


/1/The above-quoted performance data
   includes the performance of the Trademark
   Kentucky Municipal Bond Fund for the
   period before it was consolidated with
   the One Group Kentucky Municipal Bond
   Fund on January 20, 1995. For periods
   prior to the commencement of operations
   of Class A shares on January 20, 1995,
   Class A performance is based on Class I
   performance from March 12, 1993 to
   January 19, 1995. For periods prior to
   the commencement of operations of Class B shares on March 16, 1995, Class B performance is based on Class A from March 12, 1993 to March 15, 1995. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.
/2/The Lehman Brothers 7 Year Municipal Bond
   Index is an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the One Group Kentucky
   Municipal Bond Fund reflects the
   deduction of these expenses as well as
   the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B shares.
/3/The Lehman Brothers 3-15 Year Municipal
   Bond Index is an unmanaged index of
   investment grade, tax-exempt municipal
   bonds with maturities of 3-15 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B shares.
/4/The Lipper Intermediate Municipal Fund
   Index consists of the equally weighted
   average monthly return of the largest
   funds within the universe of all funds in the category.
*  Index did not exist.

------
  23
     one group(R)

     -------------------




Kentucky Municipal Bond Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
-------------------------------------------------------------------
(fees paid directly from your
investment)/1/                            CLASS A   CLASS B CLASS C
-------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
 Purchases                                 4.50%      none    none
-------------------------------------------------------------------
 (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)        none/2/  5.00%   1.00%
-------------------------------------------------------------------
 (as a percentage of original purchase
 price of redemption proceeds, as
 applicable)
Redemption Fee                              none      none    none
-------------------------------------------------------------------
Exchange Fee                                none      none    none
-------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
-----------------------------------------------------------------
(expenses that are deducted from Fund
assets)                                   CLASS A CLASS B CLASS C
-----------------------------------------------------------------
Investment Advisory Fees                    .45%    .45%    .45%
-----------------------------------------------------------------
Distribution [and/or Service] (12b-1)
 Fees                                       .35%   1.00%   1.00%
-----------------------------------------------------------------
Other Expenses                              .21%    .21%    .21%
-----------------------------------------------------------------
Total Annual Fund Operating Expenses       1.01%   1.66%   1.66%
-----------------------------------------------------------------
Fee Waiver [and/or Expense
 Reimbursement]/3/                         (.13%)  (.13%)  (.13%)
-----------------------------------------------------------------
Net Expenses                                .88%   1.53%   1.53%
-----------------------------------------------------------------


/1/If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/Except for purchases of $1 million or more. Please see "Sales Charges."



/3/Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .88% for Class A shares, 1.53% for Class B shares and 1.53% for Class C shares for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them to the end of the period shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

           CLASS A  CLASS B/2/   CLASS B/2/     CLASS C      CLASS C
                     ASSUMING    ASSUMING NO   ASSUMING    ASSUMING NO
                   REDEMPTION AT REDEMPTION  REDEMPTION AT REDEMPTION
                    THE END OF                THE END OF
                    EACH PERIOD               EACH PERIOD
----------------------------------------------------------------------
1 Year/1/  $  538     $  658       $  158       $  258       $  158
----------------------------------------------------------------------
3 Years       749        815          515          515          515
----------------------------------------------------------------------
5 Years       977      1,096          896          896          896
----------------------------------------------------------------------
10 Years    1,631      1,793        1,793        1,966        1,966
----------------------------------------------------------------------

/1/Without contractual fee waivers, 1 Year expenses would be as follows:

  Class A           $549
  Class B (with
   redemption)      $670
  Class B (no
   redemption)      $170
  Class C (with
   redemption)      $270
  Class C (no
   redemption)      $170

/2/Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B shares represents a combination of Class A and Class B operating expenses.

------
24
     one group(R)

     -------------------
[GRAPHIC]

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Louisiana Municipal Bond Fund

What is the goal of the Louisiana Municipal Bond Fund?

The Fund seeks current income exempt from federal income tax and Louisiana personal income tax, consistent with the preservation of principal.

What are the main investment strategies of the Louisiana Municipal Bond Fund?

The Fund invests in municipal bonds, the income from which is exempt from federal income tax and Louisiana personal income tax. A portion of the Fund's total assets also may be invested in municipal bonds issued by other states and territories. The Fund's average weighted maturity normally will range between five and 20 years. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, Banc One Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Louisiana Municipal Bond Fund spreads its holdings across various security types within the municipal securities market. Banc One Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are municipal bonds?

Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, Tax Anticipation Notes and participations in pools of municipal securities.


Will any portion of my investment be subject to the federal alternative minimum tax?


Up to 100% of the Fund's assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income. Any capital gains distributed by the Fund may be taxable.


What are the main risks of investing in the Louisiana Municipal Bond Fund?

The main risks of investing in the Louisiana Municipal Bond Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Louisiana Municipal Bond Fund will change every day in response to market conditions. You may lose money if you invest in the Louisiana Municipal Bond Fund. For additional information on risk, please read "Investment Risks."

------
  25
     one group(R)

     -------------------
-----------------



Louisiana Municipal Bond Fund

MAIN RISKS

Non-Diversification. The Louisiana Municipal Bond Fund is "non-diversified." This means that the Fund may invest a more significant portion of its assets in the securities of a single issuer than can a "diversified" fund. Non-diversification increases the risk of loss to the Fund if an issuer fails to make interest or principal payments or if the market value of a security declines.

Geographic Concentration. Because the Louisiana Municipal Bond Fund is not diversified and because it concentrates its investments in the securities of issuers in Louisiana, certain factors including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives may have a disproportionately negative effect on the Fund's investments. For example, the Louisiana economy is heavily dependent on a single industry, in this case energy (oil and gas). Louisiana continues to recover from the oil price declines of the mid-1980's. Although Louisiana has reduced its per capita debt burden to more moderate levels, wealth and income indicators are below the national average. Louisiana's average employment growth for the past five years is the highest since 1982. Economic growth is expected to follow the national trend and slow over the next five years.

Interest Rate Risk. The Fund invests mainly in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Derivatives. The Fund may invest in securities that are considered to be DERIVATIVES. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and are riskier in terms of both liquidity and value than traditional investments.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Portfolio Quality. The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.


Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

------
26

     -------------------

FUND SUMMARY

Louisiana Municipal Bond Fund

How has the Louisiana Municipal Bond Fund performed?

By showing the variability of the Louisiana Municipal Bond Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE LOUISIANA MUNICIPAL BOND FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.


BAR CHART (per calendar year)/1/,/2/ -- CLASS A SHARES
--------------------------------------------------------------------------------

                                    [GRAPH]

                        1991             9.93%
                        1992             7.97%
                        1993            10.35%
                        1994            -3.25%
                        1995            12.02%
                        1996             4.54%
                        1997             7.04%
                        1998             5.43%
                        1999            -2.29%
                        2000             9.01%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's
  total return was   %.

/2/Performance data includes the performance of the Paragon Louisiana Tax-Free
  Bond Fund for the period before it was consolidated with the One Group Louisiana Municipal Bond Fund on March 26, 1996.

--------------------------------------------------------------------------------
Best Quarter: 4.81% 1Q1995   Worst Quarter: -4.19% 1Q1994
--------------------------------------------------------------------------------
The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000/1/

--------------------------------------------------------------------------------

                   INCEPTION   1 YEAR 5 YEARS 10 YEARS  PERFORMANCE
                 DATE OF CLASS                         SINCE 12/29/89
Class A            12/29/89    4.06%   3.71%   5.47%       5.68%
---------------------------------------------------------------------
Class B             9/16/94    3.32%   3.60%   5.17%       5.34%
---------------------------------------------------------------------
Lehman Brothers
 7 Year
 Municipal Bond
 Index/2/                      9.07%   5.39%   6.76%       6.81%
---------------------------------------------------------------------
Lehman Brothers
 3-15 Year
 Municipal Bond
 Index/3/                      9.93%   5.66%       *           *
---------------------------------------------------------------------
Lipper
 Intermediate
 Municipal Bond
 Fund Index/4/                 8.67%   4.80%   6.09%       6.15%
---------------------------------------------------------------------


/1/The above-quoted performance data includes the performance of the Paragon
  Louisiana Tax-Free Bond Fund for the period before it was consolidated with the One Group Louisiana Municipal Bond Fund on March 26, 1996. For periods prior to the commencement of operations of Class B shares on September 16, 1994, Class B performance is based on Class A from December 29, 1989 to September 15, 1994. Class B performance has been adjusted to reflect the differences in expenses and sales charges between classes.
/2/The Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B shares.
/3/The Lehman Brothers 3-15 Year Municipal Bond Index is an unmanaged index of investment grade, tax-exempt municipal bonds with maturities of 3-15 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B shares.
/4/The Lipper Intermediate Municipal Bond Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.
* Index did not exist.

------
  27
     one group(R)

     -------------------




Louisiana Municipal Bond Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
-----------------------------------------------------------------
(fees paid directly from your
investment)/1/                            CLASS A CLASS B CLASS C
-----------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
 Purchases                                  4.50%   none    none
-----------------------------------------------------------------
 (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)      none/2/  5.00%   1.00%
-----------------------------------------------------------------
 (as a percentage of original purchase
 price of redemption proceeds, as
 applicable)
Redemption Fee                               none   none    none
-----------------------------------------------------------------
Exchange Fee                                 none   none    none
-----------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------
(expenses that are deducted from Fund
 assets)                                  CLASS A  CLASS B  CLASS C
--------------------------------------------------------------------
Investment Advisory Fees                     .60%     .60%     .60%
--------------------------------------------------------------------
Distribution [and/or Service] (12b-1)
 Fees                                        .35%    1.00%    1.00%
--------------------------------------------------------------------
Other Expenses                               .21%     .21%     .21%
--------------------------------------------------------------------
Total Annual Fund Operating Expenses        1.16%    1.81%    1.81%
--------------------------------------------------------------------
Fee Waiver [and/or Expense
 Reimbursement]/3/                          (.28%)   (.28%)   (.28%)
--------------------------------------------------------------------
Net Expenses                                 .88%    1.53%    1.53%
--------------------------------------------------------------------


1 If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/Except for purchases of $1 million or more. Please see "Sales Charges."



/3/Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .88% for Class A shares, 1.53% for Class B shares and 1.53% for Class C shares for the period beginning November 1, 2001, and ending on October 31, 2002.

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

           CLASS A  CLASS B/2/   CLASS B/2/     CLASS C      CLASS C
                     ASSUMING    ASSUMING NO   ASSUMING    ASSUMING NO
                   REDEMPTION AT REDEMPTION  REDEMPTION AT REDEMPTION
                    THE END OF                THE END OF
                    EACH PERIOD               EACH PERIOD
----------------------------------------------------------------------
1 Year/1/   $ 538      $ 658        $ 158        $ 258        $ 158
----------------------------------------------------------------------
3 Years       781        848          548          548          548
----------------------------------------------------------------------
5 Years     1,044      1,164          964          964          964
----------------------------------------------------------------------
10 Years    1,794      1,954        1,954        2,125        2,125
----------------------------------------------------------------------

/1/Without contractual fee waivers, 1 Year expenses would be as follows:

  Class A                    $565
  Class B (with redemption)  $686
  Class B (no redemption)    $186
  Class C (with redemption)  $286
  Class C (no redemption)    $186

/2/Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B shares represents a combination of Class A and Class B operating expenses.


------
28
     one group(R)

     -------------------
[GRAPHIC]

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Michigan Municipal Bond Fund

What is the goal of the Michigan Municipal Bond Fund?

The Fund seeks current income exempt from federal income tax and Michigan personal income tax, consistent with the preservation of principal.

What are the main investment strategies of the Michigan Municipal Bond Fund?

The Fund invests in municipal bonds, the income from which is exempt from federal income tax and Michigan personal income tax. A portion of the Fund's total assets also may be invested in municipal bonds issued by other states and territories. The Fund's average weighted maturity normally will range between five and 20 years. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, Banc One Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Michigan Municipal Bond Fund spreads its holdings across various security types within the municipal securities market. Banc One Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are municipal bonds?


Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, Tax Anticipation Notes and participations in pools of municipal securities.


Will any portion of my investment be subject to the federal alternative minimum tax?


Up to 100% of the Fund's assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income. Any capital gains distributed by the Fund may be taxable.


What are the main risks of investing in the Michigan Municipal Bond Fund?

The main risks of investing in the Michigan Municipal Bond Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Michigan Municipal Bond Fund will change every day in response to market conditions. You may lose money if you invest in the Michigan Municipal Bond Fund. For additional information on risk, please read "Investment Risks."


------
  29
     one group(R)

     -------------------
-----------------


Michigan Municipal Bond Fund

MAIN RISKS
Non-Diversification. The Michigan Municipal Bond Fund is "non-diversified." This means that the Fund may invest a more significant portion of its assets in the securities of a single issuer than can a "diversified" fund. Non-diversification increases the risk of loss to the Fund if an issuer fails to make interest or principal payments or if the market value of a security declines.

Geographic Concentration. Because the Michigan Municipal Bond Fund is not diversified and because it concentrates its investments in the securities of issuers in Michigan, certain factors including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives may have a disproportionately negative effect on the Fund's investments. For example, the Michigan economy is heavily dependent on the automobile industry, a highly cyclical industry. This affects the revenue streams of the state and local governments because of its impact on tax sources, particularly sales taxes, income taxes and Michigan single business taxes. State and local revenues also are affected by statutory and constitutional changes adopted in 1993 and 1994, which limit annual assessment increases and transfer a substantial part of the financing of education costs from local property taxes to sales taxes and other taxes imposed at the state level.

Interest Rate Risk. The Fund invests mainly in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of a Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Derivatives. The Fund may invest in securities that are considered to be DERIVATIVES. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and are riskier in terms of both liquidity and value than traditional investments.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Portfolio Quality. The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.


Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

------
30

     -------------------

FUND SUMMARY

Michigan Municipal Bond Fund

How has the Michigan Municipal Bond Fund performed?

By showing the variability of the Michigan Municipal Bond Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE MICHIGAN MUNICIPAL BOND FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these were included, the returns would be lower than those shown.


BAR CHART (per calendar year)/1/,/2/ -- CLASS A SHARES
--------------------------------------------------------------------------------

                                    [GRAPH]

                        1994            -5.37%
                        1995            16.43%
                        1996             3.34%
                        1997             9.15%
                        1998             5.62%
                        1999            -4.04%
                        2000            10.50%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's
   total return was   %.

/2/Performance data includes the performance of the Pegasus Michigan Municipal
   Bond Fund for the period before it was consolidated with the One Group Michigan Municipal Bond Fund on March 22, 1999.

--------------------------------------------------------------------------------
Best Quarter: 6.71% 1Q1995   Worst Quarter: -5.52% 1Q1994
--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000/1/

--------------------------------------------------------------------------------

                                                     1 YEAR 5 YEAR PERFORMANCE
                                         INCEPTION                    SINCE
                                       DATE OF CLASS                 2/1/93
Class A                                    2/1/93     5.49% 3.82%     4.98%
------------------------------------------------------------------------------
Class B                                   9/23/96     4.96% 3.68%     4.73%
------------------------------------------------------------------------------
Lehman Brothers 7 Year Municipal Bond
 Index/2/                                             9.07% 5.39%     5.87%
------------------------------------------------------------------------------
Lehman Brothers Michigan Municipal
 Bond Index/3/                                       11.56% 5.82%         *
------------------------------------------------------------------------------
Lipper Michigan Municipal Debt Fund
 Index/4/                                            10.47% 4.63%     5.45%
------------------------------------------------------------------------------


/1/The above-quoted performance data includes the performance of the Pegasus
   Michigan Municipal Bond Fund for the period before it was consolidated with the One Group Michigan Municipal Bond Fund on March 22, 1999. Prior to the commencement of operations of Class B on September 23, 1996, the performance for Class B shares is based on Class A share performance adjusted to reflect expenses and sales charges.
/2/The Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B shares.
/3/The Lehman Brothers Michigan Municipal Debt Fund Index is an unmanaged index generally representative of the Michigan municipal bond market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B shares.
/4/The Lipper Michigan Municipal Bond Fund Index is comprised of funds that limit their asset to those securities that are exempt from taxation in a specific state (double tax-exempt) or city (triple tax-exempt).
*  Index did not exist.

------
  31
     one group(R)

     -------------------




Michigan Municipal Bond Fund
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
--------------------------------------------------------------------
(fees paid directly from your
 investment)/1/                           CLASS A    CLASS B CLASS C
--------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
 Purchases                                  4.50%       none    none
--------------------------------------------------------------------
 (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)         none/2/   5.00%   1.00%
--------------------------------------------------------------------
 (as a percentage of original purchase
 price of redemption proceeds, as
 applicable)
Redemption Fee                               none       none    none
--------------------------------------------------------------------
Exchange Fee                                 none       none    none
--------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
-----------------------------------------------------------------
(expenses that are deducted from Fund
assets)                                   CLASS A CLASS B CLASS C
-----------------------------------------------------------------
Investment Advisory Fees                    .45%    .45%    .45%
-----------------------------------------------------------------
Distribution [and/or Service] (12b-1)
 Fees                                       .35%   1.00%   1.00%
-----------------------------------------------------------------
Other Expenses                              .19%    .19%    .19%
-----------------------------------------------------------------
Total Annual Fund Operating Expenses        .99%   1.65%   1.65%
-----------------------------------------------------------------
Fee Waiver [and/or Expense
 Reimbursement]/3/                         (.11%)  (.11%)  (.11%)
-----------------------------------------------------------------
Net Expenses                                .88%   1.53%   1.53%
-----------------------------------------------------------------


/1/If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/Except for purchases of $1 million or more. Please see "Sales Charges."



/3/Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .88% for Class A shares, 1.53% for Class B shares and 1.53% for Class C shares for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them to the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.


           CLASS A  CLASS B/2/   CLASS B/2/     CLASS C      CLASS C
                     ASSUMING    ASSUMING NO   ASSUMING    ASSUMING NO
                   REDEMPTION AT REDEMPTION  REDEMPTION AT REDEMPTION
                    THE END OF                THE END OF
                    EACH PERIOD               EACH PERIOD
----------------------------------------------------------------------
1 Year/1/  $  538     $  658       $  158       $  258       $  158
----------------------------------------------------------------------
3 Years       745        811          511          511          511
----------------------------------------------------------------------
5 Years       968      1,088          888          888          888
----------------------------------------------------------------------
10 Years    1,611      1,773        1,773        1,946        1,946
----------------------------------------------------------------------

/1/Without contractual fee waivers, 1 Year expenses would be as follows:

  Class A                    $547
  Class B (with redemption)  $668
  Class B (no redemption)    $168
  Class C (with redemption)  $268
  Class C (no redemption)    $168

/2/Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B shares represents a combination of Class A and Class B operating expenses.

------
32
     one group(R)

     -------------------
[GRAPHIC]

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Ohio Municipal Bond Fund

What is the goal of the Ohio Municipal Bond Fund?

The Fund seeks current income exempt from federal income tax and Ohio personal income tax, consistent with the preservation of principal.

What are the main investment strategies of the Ohio Municipal Bond Fund?

The Fund invests in municipal bonds, the income from which is exempt from federal income tax and Ohio personal income tax. A portion of the Fund's total assets also may be invested in municipal bonds issued by other states and territories. The Fund's average weighted maturity normally will range between five and 20 years. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, Banc One Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Ohio Municipal Bond Fund spreads its holdings across various security types within the municipal securities market. Banc One Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are municipal bonds?


Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, Tax Anticipation Notes and participations in pools of municipal securities.


Will any portion of my investment be subject to the federal alternative minimum tax?


Up to 100% of the Fund's assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income. Any capital gains distributed by the Fund may be taxable.


What are the main risks of investing in the Ohio Municipal Bond Fund?

The main risks of investing in the Ohio Municipal Bond Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Ohio Municipal Bond Fund will change every day in response to market conditions. You may lose money if you invest in the Ohio Municipal Bond Fund. For additional information on risk, please read "Investment Risks."


------
  33
     one group(R)

     -------------------

MAIN RISKS
-----------------


Ohio Municipal Bond Fund


Non-Diversification. The Ohio Municipal Bond Fund is "non-diversified." This means that the Fund may invest a more significant portion of its assets in the securities of a single issuer than can a "diversified" fund. Non-diversification increases the risk of loss to the Fund if an issuer fails to make interest or principal payments or if the market value of a security declines.

Geographic Concentration. Because the Ohio Municipal Bond Fund is not diversified and because it concentrates its investments in the securities of issuers in Ohio, certain factors including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives may have a disproportionately negative effect on the Fund's investments. For example, the Ohio economy relies to a significant degree on manufacturing. As a result, economic activity in Ohio tends to be cyclical, which may affect the market value of Ohio Municipal Securities or the ability of issuers to make timely payments of interest and principal.

Interest Rate Risk. The Fund invests mainly in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of a Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Derivatives. The Fund may invest in securities that are considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and are riskier in terms of both liquidity and value than traditional investments.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Portfolio Quality. The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.


Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


------
34

     -------------------

FUND SUMMARY

Ohio Municipal Bond Fund

How has the Ohio Municipal Bond Fund performed?

By showing the variability of the Ohio Municipal Bond Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE OHIO MUNICIPAL BOND FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

BAR CHART (per calendar year)/1/,/2/ -- CLASS A SHARES
--------------------------------------------------------------------------------

                                    [GRAPH]

                        1992             8.43%
                        1993            11.27%
                        1994            -4.75%
                        1995            12.98%
                        1996             3.91%
                        1997             7.18%
                        1998             5.47%
                        1999            -2.43%
                        2000             8.66%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's
   total return was   %.

/2/For periods prior to the commencement of operations of Class A shares on February 18, 1992, Class A performance is based on Class I performance from July 2, 1991 to February 17, 1992, adjusted to reflect differences in expenses.

--------------------------------------------------------------------------------
Best Quarter: 4.81% 1Q1995   Worst Quarter: -4.76 1Q1994
--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000/1/

--------------------------------------------------------------------------------

                                         1 YEAR 5 YEARS PERFORMANCE
                             INCEPTION                     SINCE
                           DATE OF CLASS                  7/2/91
Class A                       2/18/92    3.78%   3.53%     5.32%
-------------------------------------------------------------------
Class B                       1/14/94    2.91%   3.49%     5.18%
-------------------------------------------------------------------
Lehman Brothers 7 Year
 Municipal Bond Index/2/                 9.07%   5.39%     6.67%
-------------------------------------------------------------------
Lehman Brothers 3-15 Year
 Municipal Bond Index/3/                 9.93%   5.66%         *
-------------------------------------------------------------------
Lipper Intermediate
 Municipal Fund Index/4/                 8.67%   4.80%     5.98%
-------------------------------------------------------------------


/1/For periods prior to the commencement of operations of Class A shares on February 18, 1992, Class A performance is based on Class I performance from July 2, 1991 to February 17, 1992. For periods prior to the commencement of operations of Class B shares on January 14, 1994, Class B performance is based on Class A from July 2, 1991 to January 13, 1994. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.
/2/The Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index comprised of investment group municipal bonds with maturities close to seven years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses a well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B shares.
/3/The Lehman Brothers 3-15 Year Municipal Bond Index is an unmanaged index of investment grade, tax-exempt municipal bonds with maturities of 3-15 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B shares.
/4/The Lipper Intermediate Municipal Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.
*  Index did not exist.

------
  35
     one group(R)

     -------------------




Ohio Municipal Bond Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
------------------------------------------------------------------
(fees paid directly from your
investment)/1/                            CLASS A  CLASS B CLASS C
------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
 Purchases                                 4.50%     none    none
------------------------------------------------------------------
 (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)      none/2/   5.00%   1.00%
------------------------------------------------------------------
Redemption Fee                              none     none    none
------------------------------------------------------------------
Exchange Fee                                none     none    none
------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------------
(expenses that are deducted from Fund
assets)                                   CLASS A  CLASS B CLASS C
------------------------------------------------------------------
Investment Advisory Fees                    .60%     .60%    .60%
------------------------------------------------------------------
Distribution [and/or Service] (12b-1)
 Fees                                       .35%    1.00%   1.00%
------------------------------------------------------------------
Other Expenses                              .21%     .21%    .21%
------------------------------------------------------------------
Total Annual Fund Operating Expenses       1.16%    1.81%   1.81%
------------------------------------------------------------------
Fee Waiver [and/or Expense
 Reimbursement]/3/                         (.28%)   (.28%)  (.28%)
------------------------------------------------------------------
Net Expenses                                .88%    1.53%   1.53%
------------------------------------------------------------------


/1/If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/Except for purchases of $1 million or more. Please see "Sales Charges."



/3/Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .88% for Class A shares, 1.53% for Class B shares and 1.53% for Class C shares for the period beginning November 1, 2001, and ending on October 31, 2002


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them to the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

           CLASS A  CLASS B/2/   CLASS B/2/     CLASS C      CLASS C
                     ASSUMING    ASSUMING NO   ASSUMING    ASSUMING NO
                   REDEMPTION AT REDEMPTION  REDEMPTION AT REDEMPTION
                    THE END OF                THE END OF
                    EACH PERIOD               EACH PERIOD
----------------------------------------------------------------------
1 Year/1/  $  535     $  655       $  155       $  255       $  155
----------------------------------------------------------------------
3 Years       779        845          545          545          545
----------------------------------------------------------------------
5 Years     1,041      1,161          961          961          961
----------------------------------------------------------------------
10 Years    1,791      1,952        1,952        2,123        2,123
----------------------------------------------------------------------

/1/Without contractual fee waivers, 1 Year expenses would be as follows:

  Class A                    $565
  Class B (with redemption)  $686
  Class B (no redemption)    $186
  Class C (with redemption)  $286
  Class C (no redemption)    $186

/2/Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B shares represents a combination of Class A and Class B operating expenses.

------
36
     one group(R)

     -------------------
[GRAPHIC]

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

West Virginia Municipal Bond Fund

What is the goal of the West Virginia Municipal Bond Fund?

The Fund seeks current income exempt from federal income tax and West Virginia personal income tax, consistent with the preservation of principal.

What are the main investment strategies of the West Virginia Municipal Bond
Fund?

The Fund invests in municipal bonds, the income from which is exempt from federal income tax and West Virginia personal income tax. A portion of the Fund's total assets also may be invested in municipal bonds issued by other states and territories. The Fund's average weighted maturity normally will range between five and 20 years. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, Banc One Investment Advisors looks for individual securities that it believes will perform well over market cycles. The West Virginia Municipal Bond Fund spreads its holdings across various security types within the municipal securities market. Banc One Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are municipal bonds?


Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, Tax Anticipation Notes and participations in pools of municipal securities.


Will any portion of my investment be subject to the federal alternative minimum tax?


Up to 100% of the Fund's assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income. Any capital gains distributed by the Fund may be taxable.


What are the main risks of investing in the West Virginia Municipal Bond Fund?

The main risks of investing in the West Virginia Municipal Bond Fund and the circumstances likely to adversely affect your investment are described below. The share price of the West Virginia Municipal Bond Fund will change every day in response to market conditions. You may lose money if you invest in the West Virginia Municipal Bond Fund. For additional information on risk, please read "Investment Risks."

------
  37
     one group(R)

     -------------------
-----------------


West Virginia Municipal Bond Fund

MAIN RISKS

Non-Diversification. The West Virginia Municipal Bond Fund is "non-diversified." This means that the Fund may invest a more significant portion of its assets in the securities of a single issuer than can a "diversified" fund. Non-diversification increases the risk of loss to the Fund if an issuer fails to make interest or principal payments or if the market value of a security declines.

Geographic Concentration. Because the West Virginia Municipal Bond Fund is not diversified and because it concentrates its investments in the securities of issuers in West Virginia, certain factors including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives may have a disproportionately negative effect on the Fund's investments. For example, coal mining and related industries are an important part of the West Virginia economy. Increased government regulation and a reduced demand for coal has adversely affected that industry. West Virginia's unemployment rate is above the national average.

Interest Rate Risk. The Fund invests mainly in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Derivatives. The Fund may invest in securities that are considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and are riskier in terms of both liquidity and value than traditional investments.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Portfolio Quality. The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.


Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

------
38

     -------------------

FUND SUMMARY

West Virginia Municipal Bond Fund

How has the West Virginia Municipal Bond Fund performed?

By showing the variability of the West Virginia Municipal Bond Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE WEST VIRGINIA MUNICIPAL BOND FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

BAR CHART (per calendar year)/1/ -- CLASS A SHARES
--------------------------------------------------------------------------------

                                    [GRAPH]

                        1991             8.73%
                        1992             6.58%
                        1993             7.41%
                        1994            -0.34%
                        1995            10.50%
                        1996             4.38%
                        1997             7.96%
                        1998             5.51%
                        1999            -2.52%
                        2000             9.05%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's total return was %. The West Virginia Municipal Bond Fund commenced operations on January 20, 1997, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines, and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for the period prior to the Fund's commencement of operations as adjusted to reflect the expenses associated with each class of the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.


--------------------------------------------------------------------------------
Best Quarter: 4.04% 1Q1995   Worst Quarter: -2.18% 2Q1999
--------------------------------------------------------------------------------


The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000/1/

--------------------------------------------------------------------------------

                   INCEPTION   1 YEAR 5 YEARS 10 YEARS  PERFORMANCE
                 DATE OF CLASS                         SINCE 12/31/83
Class A             1/20/97    4.13%   3.84%   5.16%       6.37%
---------------------------------------------------------------------
Class B             1/20/97    3.35%   3.81%   4.98%       5.97%
---------------------------------------------------------------------
Lehman Brothers
 7 Year
 Municipal Bond
 Index/2/                      9.07%   5.39%   6.76%           *
---------------------------------------------------------------------
Lehman Brothers
 3-15 Year
 Municipal Bond
 Index/3/                      9.93%   5.66%       *           *
---------------------------------------------------------------------
Lipper
 Intermediate
 Municipal Fund
 Index/4/                      8.67%   4.80%   6.09%           *
---------------------------------------------------------------------


/1/The West Virginia Municipal Bond Fund commenced operations on January 20, 1997, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for period prior to the Fund's commencement of operations as adjusted to reflect the expenses associated with each class of the Fund.
   The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.
/2/The Lehman Brothers 7 Year Municipal Bond
   Index is an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class I shares and contingent deferred sales charges on Class B shares.
/3/The Lehman Brothers 3-15 Year Municipal
   Bond Index is an unmanaged index comprised of investment grade, tax-exempt municipal bonds with maturities of 3-15 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B shares.
/4/The Lipper Intermediate Municipal Fund
   Index consists of the equally weighted
   average monthly return of the largest
   funds within the universe of all funds in the category.
*  Index did not exist.

------
  39
     one group(R)

     -------------------




West Virginia Municipal Bond Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
-------------------------------------------------------------------
(fees paid directly from your
investment)/1/                            CLASS A   CLASS B CLASS C
-------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
 Purchases                                 4.50%      none    none
-------------------------------------------------------------------
 (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)        none/2/  5.00%   1.00%
-------------------------------------------------------------------
 (as a percentage of original purchase
 price of redemption proceeds, as
 applicable)
Redemption Fee                              none      none    none
-------------------------------------------------------------------
Exchange Fee                                none      none    none
-------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------------------
(expenses that are deducted from fund
assets)                                   CLASS A   CLASS B CLASS C
-------------------------------------------------------------------
Investment Advisory Fees                    .45%      .45%    .45%
-------------------------------------------------------------------
Distribution [and/or Service] (12b-1)
 Fees                                       .35%     1.00%   1.00%
-------------------------------------------------------------------
Other Expenses                              .21%      .21%    .21%
-------------------------------------------------------------------
Total Annual Fund Operating Expenses       1.01%     1.66%   1.66%
-------------------------------------------------------------------
Fee Waiver [and/or Expense
 Reimbursement]/3/                         (.13%)    (.13%)  (.13%)
-------------------------------------------------------------------
Net Expenses                                .88%     1.53%   1.53%
-------------------------------------------------------------------


/1/If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/Except for purchases of $1 million or more. Please see "Sales Charges."



/3/Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .88% for Class A shares, 1.53% for Class B shares and 1.53% for Class C shares for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

           CLASS A  CLASS B/2/   CLASS B/2/     CLASS C      CLASS C
                     ASSUMING    ASSUMING NO   ASSUMING    ASSUMING NO
                   REDEMPTION AT REDEMPTION  REDEMPTION AT REDEMPTION
                    THE END OF                THE END OF
                    EACH PERIOD               EACH PERIOD
----------------------------------------------------------------------
1 Year/1/  $  538     $  658       $  158       $  258       $  158
----------------------------------------------------------------------
3 Years       751        817          517          517          517
----------------------------------------------------------------------
5 Years       981      1,100          900          900          900
----------------------------------------------------------------------
10 Years    1,642      1,803        1,803        1,976        1,976
----------------------------------------------------------------------

/1/Without contractual fee waivers, 1 Year expenses would be as follows:

   Class A            $550
   Class B (with
    redemption)       $671
   Class B (no
    redemption)       $171
   Class C (with
    redemption)       $271
   Class C (no
    redemption)       $171

/2/Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B shares represents a combination of Class A and Class B operating expenses.

------
40
     one group(R)

     -------------------

[GRAPHIC]


More About The Funds

Each of the ten funds described in this prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation. For more information about One Group and Banc One Investment Advisors, please read "Management of the Funds" and the Statement of Additional Information.

--------------------------------------------------------------------------------
Principal Investment Strategies


The mutual funds described in this prospectus are designed to produce income exempt from federal and/or state income tax. The principal investment strategies that are used to meet each Fund's investment objective are described in "Fund Summaries: Investments, Risk & Performance" in the front of this prospectus. They are also described below.

                              FUNDAMENTAL POLICIES

  Each Fund's investment strategy may involve "fundamental policies." A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund.

There can be no assurance that the Funds will achieve their investment objectives. Please note that each Fund also may use strategies that are not described below, but which are described in the Statement of Additional Information.

--



ONE GROUP SHORT-TERM MUNICIPAL BOND FUND. Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from federal income tax. This is a fundamental policy. The Fund also invests in mortgage-backed and restricted securities. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes. The securities in which the fund invests may have fixed rates of return or floating or variable rates.


 . The Fund will, from time to time, invest more then 25% of its net assets in municipal housing authority obligations.


 . Up to 20% of the Fund's total assets may be held in cash or cash equivalents.


 .  The Fund's average weighted maturity normally will be three years or less.

--

ONE GROUP INTERMEDIATE TAX-FREE BOND FUND. Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from federal income tax. This is a fundamental policy. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes. The Fund also invests in restricted securities. The securities in which the fund invests may have fixed rates of returns or floating or variable rates.


 . The Fund's averaged weighted maturity normally will range between three and ten years.


------
  41

  WHAT IS AVERAGE WEIGHTED MATURITY?

 Average weighted maturity is the
 average of all the current
 maturities (that is, the term of
 the securities) of the individual
 bonds in a Fund calculated so as to
 count most heavily those securities
 with the highest dollar value.
 Average maturity is important to
 bond investors as an indication of
 a fund's sensitivity to changes in
 interest rates. Usually, the longer
 the average maturity, the more
 fluctuation in share price you can
 expect. The terms "Intermediate"
 and "Short-Term" in a fund's name
 refer to the average maturity the
 Fund maintains. Mortgage-related
 securities are subject to
 prepayment of principal, which can
 shorten the average weighted
 maturity of the Fund's portfolio.
 Therefore, in the case of a Fund
 holding mortgage-backed securities,
 the average weighted maturity of
 the cash flows in the securities
 held by the Fund given certain
 prepayment assumptions.



--

ONE GROUP TAX-FREE BOND FUND. Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from federal income tax. This is a fundamental policy. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes. The securities in which the fund invests may have fixed rates of return or floating or variable rates.


 . Up to 20% of the Fund's total assets may be held in cash or cash equivalents.


 .  The Fund may invest without regard to maturity.


--

ONE GROUP MUNICIPAL INCOME FUND. Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from federal income tax. This is a fundamental policy. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes. The Fund also invests in mortgage-backed securities. The securities in which the Fund invests may have fixed rates of return or floating or variable rates.


 . As a matter of fundamental policy, the Fund will not invest more than 25% of its total assets:


 (i)  in securities within a single industry; or


 (ii) in securities of governmental units or issuers in the same state, territory or possession. However, from time to time, the Fund will invest more than 25% of its total assets in municipal housing authority obligations.


 . The Fund's average weighted maturity will range from five to 15 years, although the Fund may shorten its average weighted maturity to as little as two years if appropriate for temporary defensive purposes.


--

ONE GROUP ARIZONA MUNICIPAL BOND FUND. Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and Arizona personal income tax. This is a fundamental policy. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.


 . The Fund will purchase municipal bonds only if it receives assurances from attorneys for the issuer of the securities that the interest payable on the securities is exempt from federal income tax and Arizona personal income tax.


 . The securities which the Fund invests may have fixed rates of return or floating or variable rates.


 . The Fund's average weighted maturity normally will be between five and 20 years, although the Fund may invest in securities with any maturity.


------
42

--

ONE GROUP KENTUCKY MUNICIPAL BOND FUND. Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the interest from which is exempt from both federal and Kentucky personal income tax. This is a fundamental policy. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.


 . The Fund will purchase municipal bonds only if it receives assurances from attorneys for the issuer of the securities that the interest payable on the securities is exempt from federal income tax and Kentucky personal income tax.


 . The securities in which the Fund invests may have fixed rates of return or floating or variable rates.




 . The Fund's average weighted maturity normally will be between five and 20 years, although the Fund may invest in securities with any maturity.


--

ONE GROUP LOUISIANA MUNICIPAL BOND FUND. Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and Louisiana personal income tax. This is a fundamental policy. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.


 . The Fund will purchase municipal bonds only if it receives assurances from attorneys for the issuer of the securities that the interest payable on the securities is exempt from federal income tax and Louisiana personal income tax.


 . The securities in which the Fund invests may have fixed rates of return or floating or variable rates.


 . The Fund's average weighted maturity normally will be between five and 20 years, although the Fund may invest in securities with any maturity.


--

ONE GROUP MICHIGAN MUNICIPAL BOND FUND. Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and Michigan personal income tax. This is a fundamental policy. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.


 . The Fund will purchase municipal bonds only if it receives assurances from attorneys for the issuer of the securities that the interest payable on the securities is exempt from federal income tax and Michigan personal income tax.


 . The securities in which the Fund invests may have fixed rates of return or floating or variable rates.


 . The Fund's average weighted maturity normally will be between five and 20 years, although the Fund may invest in securities with any maturity.


--

ONE GROUP OHIO MUNICIPAL BOND FUND. Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and Ohio personal income tax. This is a fundamental policy. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.


 . The Fund will purchase municipal bonds only if it receives assurances from attorneys for the issuer of the securities that the interest payable on the securities is exempt from federal income tax and Ohio personal income tax.


 . The securities in which the Fund invests may have fixed rates of return or floating or variable rates.


------
  43

 . The Fund's average weighted maturity normally will be between five and 20 years, although the Fund may invest in securities with any maturity.


--

ONE GROUP WEST VIRGINIA MUNICIPAL BOND FUND. Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and West Virginia personal income tax. This is a fundamental policy. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.


 . The Fund will purchase municipal bonds only if it receives assurances from attorneys for the issuer of the securities that the interest payable on the securities is exempt from federal income tax and West Virginia personal income tax.


 . The securities in which the Fund invests may have fixed rates of return or floating or variable rates.


 . The Fund's average weighted maturity normally will be between five and 20 years, although the Fund may invest in securities of any maturity.


--------------------------------------------------------------------------------
Investment Risks


The main risks associated with investing in the Funds are described below and in "Fund Summaries: Investments, Risk Performance" at the front of this prospectus.

--
DERIVATIVES. The Funds invest in securities that may be considered to be derivatives. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity and management risks. A Fund's use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund did not use such instruments.

                             WHAT IS A DERIVATIVE?

 Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

--

PREPAYMENT AND CALL RISK: The Funds may invest a portion of their assets in mortgage-backed securities. The issuers of mortgage-backed and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed securities. When mortgages are prepaid, a Fund may have to reinvest in securities with a lower yield. A Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.



--------------------------------------------------------------------------------

Portfolio Quality

Various rating organizations (like Standard & Poor's Corporation and Moody's Investors Service) assign ratings to debt securities (i.e., bonds). Generally, ratings are divided into two main categories: "Investment Grade Securities" and "Non-Investment Grade Securities." Although there is always a risk of default, rating agencies believe that issuers of Investment Grade Securities have a high probability of making payments on such securities. Non-Investment Grade Securities include securities that, in the opinion of the rating agencies, are more likely to default than

------
44

Investment Grade Securities. The Funds only purchase securities that meet the rating criteria described below. Banc One Investment Advisors will look at a security's rating at the time of investment. If the securities are unrated, Banc One Investment Advisors must determine that they are of comparable quality to rated securities. Subsequent to its purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. Banc One Investment Advisors Corporation will consider such an event in determining whether the Fund should continue to hold the security.


 .  Municipal Securities that are bonds must be rated as investment grade.

 . Other securities such as taxable and tax-exempt commercial paper, notes and variable rate demand obligations must be rated in one of the two highest investment grade categories.


 . The Louisiana Municipal Bond Fund also may invest in short-term tax-exempt municipal securities rated at least MIG3 (VMIG3) by Moody's or SP-2 by S&P. These securities may have speculative characteristics.


For more information about ratings, please see "Description of Ratings" in the Statement of Additional Information.

--------------------------------------------------------------------------------

Temporary Defensive Position

For liquidity and to respond to unusual market conditions, the Funds may invest all or most of their assets in cash and CASH EQUIVALENTS for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer term investments and may prevent the Funds from meeting their investment objectives.

      WHAT IS A CASH EQUIVALENT?

 Cash equivalents are highly-liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Funds are engaged in a temporary defensive position, they will not be pursuing their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.

--------------------------------------------------------------------------------
Portfolio Turnover


The Funds may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Portfolio turnover may vary greatly from year to year, as well as within a particular year.

Higher portfolio turnover rates will likely result in higher transaction costs to the Funds and may result in additional tax consequences to you. The portfolio turnover rate for each Fund for the fiscal year ended June 30, 2001, is shown on the Financial Highlights. To the extent portfolio turnover results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates.


------
  45
     one group(R)

     -------------------

[GRAPHIC]



How to Do Business with One Group Mutual Funds

--------------------------------------------------------------------------------

Purchasing Fund Shares

Where can I buy shares?

You may purchase Fund shares:

 .  Directly from One Group through The One Group Services Company (the
   "Distributor"), and

 . From Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors, or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent.

When can I buy shares?

 . Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends, and days on which the New York Stock Exchange ("NYSE") is closed, including the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

 . Purchase requests received before 4 p.m. Eastern Time ("ET") will be effective that day. On occasion, the NYSE will close before 4 p.m. ET. When that happens, purchase requests received after the NYSE closes will be effective the following business day.

 . If a Shareholder Servicing Agent holds your shares, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

 . The Distributor can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order.

 . Shares are electronically recorded. Therefore, certificates will not be issued.

What kind of shares can I buy?

This prospectus offers Class A, Class B and Class C shares, all of which are available to the general public.

 . Each share class has different sales charges and expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares and the sales charges and expenses applicable to each class of shares. Sales charges are discussed in the section of this prospectus entitled "SALES CHARGES".


------
46

How much do shares cost?

 . Shares are sold at net asset value ("NAV") plus a sales charge, if any.

 . Each class of shares in each Fund has a different NAV. This is primarily because each class has different distribution expenses.

 . NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class expenses) by the number of outstanding shares in that class.

 . The market value of a Fund's investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are value at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security's value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company) but before a Fund's NAV is calculated, that security may be valued by another method that the Funds believe accurately reflects fair value.


 . A Fund's NAV changes every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.
How do I open an account?

1. Read the prospectus carefully, and select the Fund or Funds and share class most appropriate for you.


2. Decide how much you want to invest.

 . The minimum initial investment is $1,000 per Fund.


 . You are required to maintain a minimum account balance equal to the minimum initial investment in each Fund.

 . Subsequent investments must be at least $25 per Fund.

 . You may purchase no more than $249,999 of Class B shares. This is because
  Class A shares offer a reduced sales charge on purchases of $250,000 or more and have lower expenses. The section of this prospectus entitled "What Kind of Shares Can I Buy?" provides information that can help you choose the appropriate share class.

 . These minimums may be waived.

3. Complete the Account Application Form. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.


4. Send the completed application and a personal check (unless you choose to pay by wire) to:

  one group mutual funds
  p.o. box 8528
  boston, ma 02266-8528

If you choose to pay by wire, please call 1-800-480-4111.

5. All checks must be in U.S. dollars. One Group does not accept "third party checks." Checks made payable to any individual or company and endorsed to One Group are considered third party checks.

All checks must be payable to one of the following:

 .One Group Mutual Funds; or

 .The specific Fund in which you are investing.

------
  47

 Checks made payable to any party other than those listed above will be returned to the address provided on the account application.

6. Each time you purchase One Group shares by check or ACH, there is a seven-day holding period before you can redeem those shares. This gives One Group time to receive and collect money to cover your investment.


7. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

8. If you have any questions, contact your Shareholder Servicing Agent or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes. Simply select this option on your Account Application Form and then:

 . Contact your Shareholder Servicing Agent or call 1-800-480-4111 to relay your purchase instructions.

 . Authorize a bank transfer or initiate a wire transfer to the following wire address:

  state street bank and trust company
  attn: custody & shareholder services
  aba 011 000 028
  dda 99034167
  fbo one group fund
  (ex: one group intermediate tax-free bond fund -- a) your account number
  (ex: 123456789)
  your account registration
  (ex: john smith & mary smith, jtwros)

 . One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

 . You may revoke your right to make purchases over the telephone by sending a letter to:

  one group mutual funds
  p.o. box 8528
  boston, ma 02266-8528

Can I automatically invest on a systematic basis?

Yes. You may purchase additional Class A, Class B and Class C shares by making automatic monthly investments from your bank account. The minimum initial investment is still $1,000 per Fund. To establish a Systematic Investment Plan:

 . Select the "Systematic Investment Plan" option on the Account Application
  Form.

 . Provide the necessary information about the bank account from which your investments will be made.

 . Shares purchased under a Systematic Investment Plan may not be redeemed for five (5) business days.

 . One Group currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

------
48

-----------------

 . You may revoke your election to make systematic investments by calling 1-800-
  480-4111 or by sending a letter to:

  one group mutual funds
  p.o. box 8528
  boston, ma 02266-8528

Conversion Feature


Your Class B shares automatically convert to Class A shares after eight years (measured from the end of the month in which they were purchased). Class B shares of the Short-Term Municipal Bond Fund convert to Class A shares after six years.

 . After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares.

 . You will not be assessed any sales charges or fees for conversion of shares, nor will you be subject to any federal income tax.

 . Because the share price of the Class A shares may be higher than that of the Class B shares at the time of conversion, you may receive fewer Class A shares; however, the dollar value will be the same.

 . If you have exchanged Class B shares of one Fund for Class B shares of another, the time you held the shares in each Fund will be added together.

--------------------------------------------------------------------------------
Sales Charges

The Distributor compensates Shareholder Servicing Agents who sell shares of One Group. Compensation comes from sales charges, 12b-1 fees and payments by the Distributor and the Funds' investment advisor from their own resources. The tables below show the sales charges for each class of shares and the percentage of your investment that is paid as a commission to a Shareholder Servicing Agent.

CLASS A SHARES

Except for the Short-Term Municipal Bond Fund, this table shows the amount of sales charge you pay and the commissions paid to Shareholder Servicing Agents.

--------------------------------------------------------------------------------

      AMOUNT           SALES CHARGE         SALES CHARGE           COMMISSION
        OF            AS A % OF THE            AS A %                AS A %
    PURCHASES         OFFERING PRICE     OF YOUR INVESTMENT     OF OFFERING PRICE
less than $100,000        4.50%                4.71%                  4.05%
---------------------------------------------------------------------------
$100,000-$249,999         3.50%                3.63%                  3.05%
---------------------------------------------------------------------------
$250,000-$499,999         2.50%                2.56%                  2.05%
---------------------------------------------------------------------------
$500,000-$999,999         2.00%                2.04%                  1.60%
---------------------------------------------------------------------------
$1,000,000                 none                 none                   none
---------------------------------------------------------------------------

* If you purchase $1 million or more of Class A shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A shares within one year of purchase and 0.50% of the purchase price if you redeem within two years of purchase, unless the Distributor receives notice before you invest indicating that your Shareholder Servicing Agent is waiving its commission.

If you buy Class A shares of the SHORT-TERM MUNICIPAL BOND FUND, the following table shows the amount of sales charge and the commissions paid to Shareholder Servicing Agents.

------
  49

-----------------

--------------------------------------------------------------------------------

      AMOUNT           SALES CHARGE         SALES CHARGE           COMMISSION
        OF            AS A % OF THE            AS A %                AS A %
    PURCHASES         OFFERING PRICE     OF YOUR INVESTMENT     OF OFFERING PRICE
less than $100,000        3.00%                3.09%                  2.70%
---------------------------------------------------------------------------
$100,000-$249,999         2.50%                2.56%                  2.18%
---------------------------------------------------------------------------
$250,000-$499,999         2.00%                2.04%                  1.64%
---------------------------------------------------------------------------
$500,000-$999,999         1.50%                1.52%                  1.20%
---------------------------------------------------------------------------
$1,000,000                 none                 none                   none
---------------------------------------------------------------------------

* If you purchase $1 million or more of Class A shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.50% of the purchase price if you redeem any or all of the Class A shares within one year of purchase, unless the Distributor receives notice before you invest indicating that your Shareholder Servicing Agent is waiving its commission.

CLASS B SHARES

Class B shares are offered at NAV, without any up-front sales charges. However, if you redeem these shares within six years of the purchase date (except shares of the Short-Term Municipal Bond Fund), you will be assessed a Contingent Deferred Sales Charge ("CDSC") according to the following schedule:

-----------------------------

                                                                CDSC AS A %
   YEARS                                                      OF DOLLAR AMOUNT
   SINCE                                                         SUBJECT TO
 PURCHASE                                                          CHARGE
    0-1                                                            5.00%
--------------------------------------
    1-2                                                            4.00%
--------------------------------------
    2-3                                                            3.00%
--------------------------------------
    3-4                                                            3.00%
--------------------------------------
    4-5                                                            2.00%
--------------------------------------
    5-6                                                            1.00%
--------------------------------------
more than 6                                                         none
--------------------------------------

Or if you redeem Class B shares of the SHORT-TERM MUNICIPAL BOND FUND prior to the fourth anniversary of purchase, you will be assessed a CDSC according to the following schedule:

-----------------------------

                                                                CDSC AS A %
   YEARS                                                      OF DOLLAR AMOUNT
   SINCE                                                         SUBJECT TO
 PURCHASE                                                          CHARGE
    0-1                                                            3.00%
--------------------------------------
    1-2                                                            3.00%
--------------------------------------
    2-3                                                            2.00%
--------------------------------------
    3-4                                                            1.00%
--------------------------------------
more than 4                                                         none
--------------------------------------

The Distributor pays a commission of 4.00% of the original purchase price to Shareholder Servicing Agents who sell Class B shares of all the Funds except for the Short-Term Municipal Bond Fund. Shareholder Servicing Agents receive a commission of 2.75% of the purchase price of Class B shares of the Short-Term Municipal Bond Fund.

------
50

CLASS C SHARES
-----------------

-----------------


Class C shares are offered at NAV, without any up-front sales charge. However, if you redeem your shares within one year of the purchase date, you will be assessed a CDSC as follows:

-----------------------------

     YEARS                                                      CDSC AS A %
     SINCE                                                   OF DOLLAR AMOUNT
    PURCHASE                                                 SUBJECT TO CHARGE
      0-1                                                          1.00%
--------------------------------------
after first year                                                    none
--------------------------------------

Shareholder Servicing Agents selling Class C shares receive a commission of 1.00% of the original purchase price from the Distributor.

How the CDSC is Calculated:

 . The Fund assumes that all purchases made in a given month were made on the first day of the month.

 . The CDSC is based on the current market value or the original cost of the shares, whichever is less.

 . No CDSC is imposed on share appreciation, nor is a CDSC assessed on shares acquired through reinvestment of dividends or capital gains distributions.

 . To keep your CDSC as low as possible, the Fund first will redeem any shares in your account that carry no CDSC, starting with Class A Shares. After that, the Fund will redeem the shares acquired through dividend reinvestment followed by shares you have held for the longest time and thus have the lowest CDSC.

 . If you exchange Class B or Class C shares of an unrelated mutual fund for Class B or Class C shares of One Group in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to One Group shares you receive in the reorganization.

12b-1 FEES

Each One Group Fund has adopted a plan under Rule 12b-1 that allows it to pay distribution and shareholder servicing fees. These fees are called "12b-1 fees." 12b-1 fees are paid by One Group to the Distributor as compensation for its services and expenses. The Distributor in turn pays all or part of the 12b-1 fee to Shareholder Servicing Agents that sell shares of One Group.

The 12b-1 fees vary by share class as follows:

1. Class A shares pay a 12b-1 fee of .35% of the average daily net assets of the Fund, which is currently being waived to .25%.

2. Class B and Class C shares pay a 12b-1 fee of 1.00% of the average daily net assets of the Fund, which is currently being waived to .75% for the Short-Term Municipal Bond Fund and .90% for all other Funds. This will cause expenses for Class B and Class C shares to be higher and dividends to be lower than for Class A shares.

12b-1 fees, together with the CDSC, help the Distributor sell Class B and Class C shares without an "up-front" sales charge by financing the costs of advancing brokerage commissions and other expenses paid to Shareholder Servicing Agents.

The Distributor may use up to .25% of the fees for shareholder servicing and up to .75% for distribution. During the last fiscal year, the Distributor received 12b-1 fees

------
  51

----------------

----------------
totaling .25% and .90% of the average daily net assets of Class A and Class B shares, respectively.

 .  The Distributor may pay 12b-1 fees to its affiliates and to Banc One
   Investment Advisors and its affiliates (or any sub-advisor).

Because 12b-1 fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

--------------------------------------------------------------------------------

Sales Charge Reductions and Waivers

REDUCING YOUR CLASS A SALES CHARGES

There are several ways you can reduce the sales charges you pay on Class A shares:

1. Right of Accumulation: You may add the higher of the market value or original purchase price of any Class A, Class B or Class C shares of a Fund (except a money market fund) that you (and your spouse and minor children) already own to the amount of your next Class A purchase for purposes of calculating the sales charge. An Intermediary also may take advantage of this option.

2. Letter of Intent: With an initial investment of $2,000, you may purchase Class A shares of one or more funds over the next 13 months and pay the same sales charge that you would have paid if all shares were purchased at once. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested.

To take advantage of the accumulation privilege or letter of intent, complete the appropriate section of your fund application, or contact your investment representative. To determine if you are eligible for the accumulation privilege, call 1-800-480-4111. These programs may be terminated or amended at any time.

WAIVER OF THE CLASS A SALES CHARGE

No sales charge is imposed on Class A shares of the Fund if the shares were:

1.   Bought with the reinvestment of dividends and capital gains distributions.

2. Acquired in exchange for other One Group shares if a comparable sales charge has been paid for the exchanged shares.


3. Bought by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of:

 .  One Group.

 .  Bank One Corporation and its subsidiaries and affiliates.

 .  The Distributor and its subsidiaries and affiliates.

 .  State Street Bank and Trust Company and its subsidiaries and affiliates.

 . Broker/dealers who have entered into dealer agreements with One Group and their subsidiaries and affiliates.

 . An investment sub-advisor of a fund of One Group and such sub-advisor's subsidiaries and affiliates.

------
52

-----------------


4.   Bought by:

 . Affiliates of Bank One Corporation and certain accounts (other than IRA Accounts) for which an Intermediary acts in a fiduciary, advisory, agency, or custodial capacity or accounts which participate in select affinity programs with Bank One Corporation and its affiliates and subsidiaries.

 . Accounts as to which a bank or broker-dealer charges an asset allocation fee, provided the bank or broker-dealer has an agreement with the Distributor.

  Certain retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in sections 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts."

 . Shareholder Servicing Agents who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, consulting or other fee for their services, as well as clients of such Shareholder Servicing Agents who place trades for their own accounts if the accounts are linked to the master account of such Shareholder Servicing Agent.

5. Bought with proceeds from the sale of Class I shares of a One Group Fund or acquired in an exchange of Class I shares of a Fund for Class A shares of the same Fund, but only if the purchase is made within 60 days of the sale or distribution. Appropriate documentation may be required.

6. Bought with proceeds from the sale of Class A shares of a One Group Fund, but only if the purchase is made within 60 days of the sale or distribution. Appropriate documentation may be required. In addition, no sales charge is imposed if Class A shares of a One Group Fund are bought with the proceeds from the sale of shares of another mutual fund on which a sales charge was paid if the Distributor receives notice before you invest indicating that your Shareholder Servicing Agent is waiving its commission.

7.  Bought with assets of One Group.

8. Bought in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

WAIVER OF THE CLASS B AND CLASS C SALES CHARGES


No sales charge is imposed on redemptions of Class B or Class C shares of the
Fund:


1. If you withdraw no more than 10% of the value of a Fund in a 12 month period. Shares received from dividend and capital gains reinvestment are included in calculating amounts eligible for this waiver. YOU NEED TO PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PLAN TO TAKE ADVANTAGE OF THIS WAIVER. For information on the Systematic Withdrawal Plan, please see "Can I redeem on a systematic basis?".


2. If you are the shareholder (or a joint shareholder) or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code) after the account is opened. The redemption must be made within one year of such death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption request and be provided with satisfactory evidence of such death or disability

3. That represent a minimum required distribution from your One Group IRA Account or other One Group qualifying retirement plan, but only if you are at least age 70 1/2/.

------
  53

 Only your One Group assets are considered when calculating that portion of your minimum required distribution that qualifies for the waiver.

4. Exchanged in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

5. Exchanged for Class B or Class C shares of other One Group Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read "Do I Pay a Sales Charge on an Exchange?".


6. If the Distributor receives notice before you invest indicating that your Shareholder Servicing Agent, due to the type of account that you have, is waiving its commission.



Waiver Qualifications

To take advantage of any of these sales charge waivers, you must qualify for such waiver in advance. To see if you qualify, call 1-800-480-4111 or contact your Shareholder Servicing Agent. These waivers will not continue indefinitely and may be discontinued at any time without notice. Partnerships and corporations are not eligible for these fee waivers.

--------------------------------------------------------------------------------

Exchanging Fund Shares

What are my exchange privileges?

You may make the following exchanges:

 . Class A shares of a Fund may be exchanged for Class I shares of that Fund or for Class I or Class A shares of another One Group Fund, but only if you are eligible to purchase those shares.


 .  Class B shares of a Fund may be exchanged for Class B shares of another One
   Group Fund.

 .  Class C shares of a Fund may be exchanged for Class C shares of another One
   Group Fund.

One Group Mutual Funds offer a Systematic Exchange Privilege which allows you to automatically exchange shares of one fund to another on a monthly or quarterly basis. This privilege is useful in dollar cost averaging. To participate in the Systematic Exchange Privilege, please select it on your account application. To learn more about it, please call 1-800-480-4111.

One Group does not charge a fee for this privilege. In addition, One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.

When are exchanges processed?

Exchanges are processed the same business day they are received, provided:

 .  State Street Bank and Trust Company receives the request by 4:00 p.m., ET.

 . You have provided One Group with all of the information necessary to process the exchange.

 . You have received a current prospectus of the Fund or Funds in which you wish to invest.

 .  You have contacted your Shareholder Servicing Agent, if necessary.

------
54

Do I pay a sales charge on an exchange?

Generally, you will not pay a sales charge on an exchange. However:

 .  You will pay a sales charge if you bought Class A shares of a Fund:

 1. That does not charge a sales charge and you want to exchange them for shares of a Fund that does, in which case you would pay the sales charge applicable to the Fund into which you are exchanging.

 2. That charged a lower sales charge than the Fund into which you are exchanging, in which case you would pay the difference between that Fund's sales charge and all other sales charges you have already paid.

 . If you exchange Class B or Class C shares of a Fund, you will not pay a sales charge at the time of the exchange, however:

 1. Your new Class B or Class C shares will be subject to the higher CDSC of either the Fund from which you exchanged, the Fund into which you exchanged or any Fund from which you previously exchanged.

 2. The current holding period for your exchanged Class B or Class C shares is carried over to your new shares.

Are exchanges taxable?

Generally:

 . An exchange between Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

 . An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.


 .  You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

Yes. The exchange privilege is not intended as a way for you to speculate on short term movements in the market. Therefore:

 . To prevent disruptions in the management of the Funds, One Group limits excessive exchange activity. EXCHANGE ACTIVITY IS EXCESSIVE IF IT EXCEEDS TWO SUBSTANTIVE EXCHANGE REDEMPTIONS WITHIN 30 DAYS OF EACH OTHER.

 . Excessive exchange activity will result in revocation of your exchange privilege.

 .  In addition, One Group reserves the right to reject any exchange request
   (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.

 . Due to the relatively high cost of maintaining small accounts, One Group reserves the right to either charge a sub-minimum account fee of $10 or redeem all shares and close the account if, due to exchanges, your account value falls below the minimum required balance. For information on minimum required balances, please read, "How Do I Open An Account?"

------
  55

--------------------------------------------------------------------------------

Redeeming Fund Shares

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business.

 . Redemption requests received before 4:00 p.m. ET (or when the NYSE closes) will be effective that day.

 . All required documentation in the proper form must accompany a redemption request. One Group may refuse to honor incomplete redemption requests.

How do I redeem shares?

 . You may use any of the following methods to redeem your shares:

 1. You may send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

  one group mutual funds
  c/o state street bank and trust company
  p.o. box 8528
  boston, ma 02266-8528

 2. You may redeem over the telephone. Please see "Can I Redeem By Telephone?" for more information.


 . One Group may require that the signature on your redemption request be guaranteed by a participant in the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

 1. the redemption is for shares worth $50,000 or less; AND

 2. the redemption is payable to the shareholder of record; AND

 3. the redemption check is mailed to the shareholder at the record address or the redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account.



 . On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:

 1. a designated commercial bank; or

 2. your Shareholder Servicing Agent.

 . State Street Bank and Trust Company may charge you a wire redemption fee. The current fee is $7.00.


 . Your redemption proceeds will be paid within seven days after receipt of the redemption request.

What will my shares be worth?

 . If you own Class A shares and the Fund receives your redemption request by 4:00 p.m. ET (or when the NYSE closes), you will receive that day's NAV.

 . If you own Class B or Class C shares and the Fund receives your redemption request by 4:00 p.m. ET (or when the NYSE closes), you will receive that day's NAV, minus the amount of any applicable CDSC.

------
56

-----------------

Can I redeem by telephone?

Yes, if you selected this option on your Account Application Form.

 . Contact your Shareholder Servicing Agent or call 1-800-480-4111 to relay your redemption request.

 . Your redemption proceeds will be mailed or wired to the commercial bank account you designated on your Account Application Form.


 . One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

Can I redeem on a systematic basis?

If you have an account value of at least $10,000, you may elect to receive monthly, quarterly or annual payments of not less than $100 each. This $10,000 minimum does not apply to minimum required distributions from your One Group IRA or other qualifying retirement plan.

 .  Select the "Systematic Withdrawal Plan" option on the Account Application
   Form.

 .  Specify the amount you wish to receive and the frequency of the payments.

 .  You may designate a person other than yourself as the payee.

 .  There is no fee for this service.


 .  If you select this option, please keep in mind that:

 1. It may not be in your best interest to buy additional Class A shares while participating in a Systematic Withdrawal Plan. This is because Class A shares have an up-front sales charge.

 2. If you own Class B or Class C shares, you or your designated payee may receive systematic payments. The applicable Class B or Class C sales charge is waived provided your withdrawals do not exceed 10% of a Fund's value annually measured from the date you begin participating in the Plan. SHARES RECEIVED FROM DIVIDEND AND CAPITAL GAINS REINVESTMENT ARE INCLUDED IN CALCULATING THE 10%. WITHDRAWALS IN EXCESS OF 10% WILL SUBJECT THE ENTIRE ANNUAL WITHDRAWAL TO THE APPLICABLE SALES CHARGE.


 3. If you are age 70 1/2, you may elect to receive payments to the extent that the payment represents a minimum required distribution from a One Group IRA or other One Group qualifying retirement plan. Only One Group assets are considered when calculating your minimum required distribution.

 4. If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

 . Generally, all redemptions will be for cash. However, if you redeem shares worth $500,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

------
  57

 . Due to the relatively high cost of maintaining small accounts, One Group reserves the right to either charge a sub-minimum account fee of $10 or redeem all shares and close the account if, due to redemptions or exchanges, your account value falls below the minimum required balance. For information on minimum required balances, please read, "How do I open an account?"


No CDSC will be charged on such redemptions.

 .  One Group may suspend your ability to redeem when:

 1.  Trading on the New York Stock Exchange ("NYSE") is restricted.

 2.  The NYSE is closed (other than weekend and holiday closings).

 3.  The SEC has permitted a suspension.

 4.  An emergency exists.

The Statement of Additional Information offers more details about this process.

 . You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.


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58

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     one group(R)

     -------------------

  [GRAPHIC]



Privacy Policy


--------------------------------------------------------------------------------

One Group Mutual Funds understands that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.


KEY DEFINITIONS


This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:


  . Consumer -- an individual who applies for or obtains a financial product or service from One Group Mutual Funds for personal, family or household purposes, including individuals who don't have a continuing relationship with One Group Mutual Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representatives, but do not invest in One Group Mutual Funds.


  . Customer -- a consumer who has a continuing relationship with One Group Mutual Funds through record ownership of fund shares.


  . Nonpublic personal information -- any personally identifiable financial information about a consumer that is obtained by One Group Mutual Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory listing is an example of public information.


COLLECTION OF NONPUBLIC PERSONAL INFORMATION


We collect information to service your account, to protect you from fraud and to make available products and services that may be of interest to you. We collect nonpublic personal information about you from the following sources:


  . Information we receive from you on applications or other forms, on our website or through other means;


  . Information we receive from you through transactions, correspondence and other communications with us; and


  . Information we otherwise obtain from you in connection with providing you a financial product or service.


INFORMATION SHARING WITH NON-AFFILIATED THIRD PARTIES


We do not share any nonpublic personal information about our customers or former customers with anyone, except as required or permitted by law. This means we may disclose all of the information we collect, as described above, to companies who help us maintain and service your account. For instance, we will share information with the transfer agent for One Group Mutual Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to


------
  59
update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas or as described in the following section.


INFORMATION SHARING WITH JOINT MARKETERS


We also may share the information described above in COLLECTION OF NONPUBLIC PERSONAL INFORMATION with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint marketing agreements. However, we only provide information about you to that broker-dealer or financial intermediary from whom you purchased your One Group shares. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.


CHILDREN'S ONLINE PRIVACY ACT DISCLOSURE


From our website, One Group Mutual Funds does not knowingly collect or use personal information from children under the age of 13 without obtaining verifiable consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.


SECURITY


For your protection, One Group Mutual Funds maintains security standards and procedures that we continually update to safeguard against unauthorized disclosure of information or access to information about you.


We restrict access to nonpublic personal information about you to those individuals who need to know that information to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.


ONE GROUP MUTUAL FUNDS' PRIVACY COMMITMENT


One Group Mutual Funds is committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.onegroup.com.



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     one group(R)

     -------------------

  [GRAPHIC]


Shareholder Information
--------------------------------------------------------------------------------
VOTING RIGHTS

The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective, or approve an investment advisory contract.


As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.


--------------------------------------------------------------------------------
DIVIDEND POLICIES

DIVIDENDS. The Funds generally declare dividends on the last business day of each month. Dividends are distributed on the first business day of each month. Capital gains, if any, for all Funds are distributed at least annually.

The Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment.

DIVIDEND REINVESTMENT. You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payments in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

If you elect to receive distributions in cash and the U.S. Postal Service twice returns your check to One Group as "undeliverable", your check will be credited back to your One Group account and all future distributions will be reinvested in One Group shares.


If you want to change the way in which you receive dividends and distributions, you must write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street. You also may call 1-800-480-4111 to make this change.

SPECIAL DIVIDEND RULES FOR CLASS B SHARES. Class B shares received as dividends and capital gains distributions will be accounted for separately. Each time any Class B shares (other than those in the sub-account) convert to Class A shares, a percentage of the Class B shares in the sub-account will also convert to Class A shares. (See "Conversion Feature.")

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  61

--------------------------------------------------------------------------------
Tax Treatment of Shareholders

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange or redemption of Fund shares generally will produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions.


FEDERAL TAXATION OF DISTRIBUTIONS

EXEMPT-INTEREST DIVIDENDS. If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund's assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to you. Generally, exempt-interest dividends are excludable from gross income. However:

1. If you receive Social Security or Railroad Retirement benefits, you may be taxed on a portion of such benefits if you receive exempt-interest dividends from the Funds.

2. Receipt of exempt-interest dividends may result in liability for federal alternative minimum tax and for state and local taxes, both for individual and corporate shareholders.

Interest on Private Activity Bonds. The Municipal Income Fund, the Short-Term Municipal Bond Fund, the Arizona Municipal Bond Fund, the West Virginia Municipal Bond Fund, the Kentucky Municipal Bond Fund, the Louisiana Municipal Bond Fund, the Ohio Municipal Bond Fund and the Michigan Municipal Bond Fund may invest as much as 100% of their assets in municipal securities issued to finance private activities, the interest on which is a tax preference item for purposes of the federal alternative minimum tax ("Private Activity Bonds"). The Intermediate Tax-Free Bond Fund and the Tax-Free Bond Fund may invest as much as 20% of their assets in such Private Activity Bonds. As a result, Fund shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from those Funds subject to federal income tax. Additionally, corporate shareholders will be required to take the interest on municipal securities (including municipal securities of each Fund's respective state) into account in determining their alternative minimum taxable income. Persons who are substantial users of facilities financed by Private Activity Bonds or who are "related persons" of such substantial users should consult their tax advisors before investing in the Funds.

Investment Income and Capital Gains Dividends. Each Fund will distribute substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses) and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) on at least an annual basis. Dividends you receive from a Fund, other than "exempt-interest dividends," will be taxable to you, whether reinvested or received in cash. Dividends from a Fund's net investment income, if any, will be taxable as ordinary income and distributions from a Fund's long-term capital gains will be taxable to you as such, regardless of how long you have held the shares. Distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment (and thus were included in the price you paid). A Fund may produce taxable capital gains even if it does not have income to distribute and performance has been poor.


Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid the previous December.

------
62

State and Local Taxation of Distributions. Dividends that are derived from the Funds' investments in U.S. government obligations may not be entitled to the exemptions from state and local taxes that would be available if you purchased U.S. government obligations directly.

The funds will notify you annually of the percentage of income and distributions derived from U.S. government obligations. Unless otherwise discussed below, investment income and capital gains dividends may be subject to state and local taxes.

Louisiana Taxes. Distributions from the Louisiana Municipal Bond Fund which are derived from interest on tax-exempt obligations of the state of Louisiana or its political subdivisions and certain obligations of the United States or its territories, are exempt from Louisiana income tax.

Arizona Taxes. Exempt-interest dividends from the Arizona Municipal Bond Fund which are derived from interest on tax-exempt obligations of the state of Arizona and its political subdivisions and certain obligations of the United States or its territories are exempt from Arizona income tax. Other distributions from the Fund, including those related to long-term and short-term capital gains, will be subject to Arizona income tax. Arizona law does not permit a deduction for interest paid or accrued on indebtedness incurred or continued to purchase or carry obligations, the interest on which is exempt from Arizona income tax.

West Virginia Taxes. Distributions from the West Virginia Municipal Bond Fund which are derived from interest or dividends on obligations or securities of a West Virginia state or local municipal governmental body generally are exempt from West Virginia income tax. In addition, you will not pay that tax on the portion of your income from the Fund which represents interest or dividends received on obligations or securities of the United States and some of its authorities, commissions or instrumentalities.

Kentucky Taxes. Dividends received from the Kentucky Municipal Bond Fund which are derived from interest on Kentucky municipal securities are exempt from the Kentucky individual income tax. Dividends paid from interest earned on securities that are merely guaranteed by the federal government, repurchase agreements collateralized by U.S. government obligations, or from interest earned on obligations of other states are not exempt from Kentucky individual income tax. Any distributions of net short-term and net long-term capital gains earned by the Fund are includable in each Shareholder's Kentucky adjusted gross income as dividend income and long-term capital gains, respectively, and are both taxed at ordinary income tax rates.

Ohio Taxes. Dividends received from the Ohio Municipal Bond Fund which are derived from interest on Ohio municipal securities are exempt from the Ohio personal income tax. In addition, gains from the sale or transfer of certain Ohio municipal securities are also exempt from Ohio income tax. Certain Ohio municipalities may have retained the right to tax dividends from the Fund. Corporate investors must include the Fund shares in the corporation's tax base for purposes of the Ohio franchise tax net worth computation, but not for the net income computation.


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  63

Michigan Taxes. Distributions received from the Michigan Municipal Bond Fund are exempt from Michigan personal income tax to the extent they are derived from interest on tax-exempt securities, under the current position of the Michigan Department of Treasury. Such distributions, if received in connection with a Shareholder's business activity, may, however, be subject to Michigan single business tax. For Michigan personal income tax, and single business tax purposes, Fund distributions attributable to any source other than interest on tax-exempt securities will be fully taxable. Fund distributions may be subject to the uniform city income tax imposed by certain Michigan cities.

TAX INFORMATION

Information in the preceding paragraphs is based on the current law as well as current policies of the various state Departments of Taxation, all of which may change.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information see the Statement of Additional Information. Please note that this tax discussion is general in nature. No attempt has been made to present a complete explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders.

SHAREHOLDER STATEMENTS AND REPORTS

--------------------------------------------------------------------------------

One Group or your Shareholder Servicing Agent will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. One Group will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Shareholder Servicing Agent may have a different cut-off time.

To reduce expenses and conserve natural resources, One Group will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or One Group reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and One Group will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.onegroup.com and sign up for electronic delivery.

If you are the record owner of your One Group shares (that is, you did not use a Shareholder Servicing Agent to buy your shares), you may access your account statements at www.onegroup.com.

In September and March you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write One Group Mutual Funds at 1111 Polaris Parkway, Columbus, OH 43271-1235, call 1-800-480-4111 or visit www.onegroup.com.

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64
     one group(R)

[GRAPHIC]

   --------------------


Management of One Group Mutual Funds

--------------------------------------------------------------------------------

The Advisor

Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to One Group Mutual Funds since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual corporate, charitable and retirement accounts. As of June 30, 2001, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $132 billion in assets.


--------------------------------------------------------------------------------

Advisory Fees

Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each Fund. For the most recent fiscal year, the Funds paid advisory fees at the following rates.

--------------------------------------------------------------------------------

                                                    ANNUAL RATE
                                                  AS PERCENTAGE OF
FUND                                          AVERAGE DAILY NET ASSETS
One Group(R) Short-Term Municipal Income
 Fund                                                   .30%
----------------------------------------------------------------------
One Group(R) Intermediate Tax-Free Bond Fund            .39%
----------------------------------------------------------------------
One Group(R) Tax-Free Bond Fund                         .40%
----------------------------------------------------------------------
One Group(R) Municipal Income Fund                      .35%
----------------------------------------------------------------------
One Group(R) Arizona Municipal Bond Fund                .40%
----------------------------------------------------------------------
One Group(R) Kentucky Municipal Bond Fund               .37%
----------------------------------------------------------------------
One Group(R) Louisiana Municipal Bond Fund              .39%
----------------------------------------------------------------------
One Group(R) Michigan Municipal Bond Fund               .40%
----------------------------------------------------------------------
One Group(R) Ohio Municipal Bond Fund                   .37%
----------------------------------------------------------------------
One Group(R) West Virginia Municipal Bond
 Fund                                                   .38%
----------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund Managers

The Funds are managed by a team of Fund managers and research analysts. The Fund managers work together to establish general duration, sector and yield curve strategies for the Funds. Each team member makes recommendations about securities to be purchased and sold in the Funds. The research analysts provide individual security and sector recommendations regarding their area of focus, while the Fund managers select and allocate individual securities in a manner designed to meet the investment objectives of the Funds.


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     one group(R)

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[GRAPHIC]

FINANCIAL HIGHLIGHTS

Short-Term Municipal Bond Fund

The Financial Highlights tables are intended to help you understand the Funds' performance for the last five years or the period of the Funds' operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information for the Funds has been audited by PricewaterhouseCoopers LLP and other independent accountants. PricewaterhouseCoopers' report, along with the Funds' financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.



                         YEAR ENDED JUNE 30,
                         -------------------   SIX MONTHS ENDED    MAY 4, 1998 TO
CLASS A                    2001      2000      JUNE 30, 1999(A) DECEMBER 31, 1998(B)
------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD              $     10.01       $10.15             $10.00
------------------------------------------------------------------------------------
Investment Activities:
 Net investment income                   0.38         0.19               0.22
 Net realized and
  unrealized gains
  (losses) from
  investments                           (0.14)       (0.15)              0.16
------------------------------------------------------------------------------------
Total from Investment
 Activities                              0.24         0.04               0.38
------------------------------------------------------------------------------------
Distributions:
 Net investment income                  (0.38)       (0.18)             (0.23)
 Total Distributions                    (0.38)       (0.18)             (0.23)
------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                           $      9.87       $10.01             $10.15
------------------------------------------------------------------------------------
Total Return (Excludes
 Sales Charge)                          2.47%        0.37%(c)           3.89%(c)
RATIOS/SUPPLEMENTARY
 DATA:
 Net assets at end of
  period (000)                    $     3,053       $1,843             $  559
 Ratio of expenses to
  average net assets                    0.82%        0.86%(d)           0.86%(d)
 Ratio of net investment
  income to average net
  assets                                3.91%        3.48%(d)           3.53%(d)
 Ratio of expenses to
  average net assets*                   1.24%        1.16%(d)           0.99%(d)
 Portfolio turnover(e)                113.70%       74.84%             32.23%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Short Municipal Bond Fund became the Short-Term Municipal Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Short Municipal Bond Fund. (B) Period from commencement of operations. (C) Not annualized. (D) Annualized. (E) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                         YEAR ENDED JUNE 30,
                         -------------------   SIX MONTHS ENDED    MAY 4, 1998 TO
CLASS B                    2001      2000      JUNE 30, 1999(A) DECEMBER 31, 1998(B)
------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD              $     10.05       $10.19             $10.00
------------------------------------------------------------------------------------
Investment Activities:
 Net investment income                   0.31         0.15               0.13
 Net realized and
  unrealized gains
  (losses) from
  investments                           (0.11)       (0.14)              0.21
------------------------------------------------------------------------------------
Total from Investment
 Activities                              0.20         0.01               0.34
------------------------------------------------------------------------------------
Distributions:
 Net investment income                  (0.31)       (0.15)             (0.15)
 Total Distributions                    (0.31)       (0.15)             (0.15)
------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                           $      9.94       $10.05             $10.19
------------------------------------------------------------------------------------
Total Return (Excludes
 Sales Charge)                          2.08%        0.11%(c)           3.48%(c)
RATIOS/SUPPLEMENTARY
 DATA:
 Net assets at end of
  period (000)                    $       925       $  226             $  112
 Ratio of expenses to
  average net assets                    1.47%        1.55%(d)           1.61%(d)
 Ratio of net investment
  income to average net
  assets                                3.24%        2.80%(d)           2.43%(d)
 Ratio of expenses to
  average net assets*                   1.89%        1.80%(d)           1.68%(d)
 Portfolio turnover(e)                113.70%       74.84%             32.23%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Short Municipal Bond Fund became the Short-Term Municipal Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Short Municipal Bond Fund. (B) Period from commencement of operations. (C) Not annualized. (D) Annualized. (E) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

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[GRAPHIC]

FINANCIAL HIGHLIGHTS

Intermediate Tax-Free Bond Fund

                                             YEAR ENDED JUNE 30,
                                   -------------------------------------------
CLASS A                            2001  2000     1999     1998     1997
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                 $ 10.67  $ 11.14  $ 10.91  $10.67
------------------------------------------------------------------------------
 Investment Activities:
 Net investment income                     0.47     0.47     0.50    0.51
 Net realized and unrealized gains
  (losses) from investments               (0.26)   (0.30)    0.31    0.26
------------------------------------------------------------------------------
Total from Investment Activities           0.21     0.17     0.81    0.77
------------------------------------------------------------------------------
Distributions:
 Net investment income                    (0.47)   (0.47)   (0.50)  (0.51)
 Net realized gains                          -     (0.17)   (0.08)  (0.02)
Total Distributions                       (0.47)   (0.64)   (0.58)  (0.53)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $ 10.41  $ 10.67  $ 11.14  $10.91
------------------------------------------------------------------------------
Total Return (Excludes Sales
 Charge)                                  2.03%    1.45%    7.50%   7.39%
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)      $32,200  $34,725  $14,515  $8,457
 Ratio of expenses to average net
  assets                                  0.84%    0.84%    0.85%   0.83%
 Ratio of net investment income to
  average net assets                      4.48%    4.28%    4.45%   4.75%
 Ratio of expenses to average net
  assets*                                 1.15%    1.16%    1.16%   1.15%
 Portfolio turnover(a)                   86.32%  108.41%  109.03%  86.89%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                                            YEAR ENDED JUNE 30,
                                   ------------------------------------------
CLASS B                            2001  2000    1999     1998     1997
-----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                 $10.69  $ 11.16  $ 10.93  $10.68
-----------------------------------------------------------------------------
Investment Activities:
 Net investment income                    0.40     0.40     0.43    0.45
 Net realized and unrealized gains
  (losses) from investments              (0.25)   (0.30)    0.31    0.27
-----------------------------------------------------------------------------
Total from Investment Activities          0.15     0.10     0.74    0.72
-----------------------------------------------------------------------------
Distributions:
 Net investment income                   (0.40)   (0.40)   (0.43)  (0.45)
 Net realized gains                         -     (0.17)   (0.08)  (0.02)
Total Distributions                      (0.40)   (0.57)   (0.51)  (0.47)
-----------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $10.44  $ 10.69  $ 11.16  $10.93
-----------------------------------------------------------------------------
Total Return (Excludes Sales
 Charge)                                 1.46%    0.80%    6.81%   6.82%
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)      $7,597  $ 9,087  $ 5,659  $3,307
 Ratio of expenses to average net
  assets                                 1.48%    1.49%    1.50%   1.47%
 Ratio of net investment income to
  average net assets                     3.81%    3.58%    3.80%   4.09%
 Ratio of expenses to average net
  assets*                                1.79%    1.81%    1.81%   1.78%
 Portfolio turnover(a)                  86.32%  108.41%  109.03%  86.89%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
  67
     one group(R)

     -------------------
[GRAPHIC]

FINANCIAL HIGHLIGHTS

Tax-Free Bond Fund

                         YEAR ENDED JUNE 30,                      YEAR ENDED DECEMBER 31,
                         --------------------    SIX MONTHS ENDED -----------------------
CLASS A                    2001       2000       JUNE 30, 1999(A)    1998         1997
-------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD               $      12.44      $ 12.99      $     12.87  $     12.36
-------------------------------------------------------------------------------------------
Investment Activities:
 Net investment income                     0.57         0.28             0.55         0.56
 Net realized and
  unrealized gains
  (losses) from
  investments                             (0.28)       (0.53)            0.17         0.54
-------------------------------------------------------------------------------------------
Total from Investment
 Activities                                0.29        (0.25)            0.72         1.10
-------------------------------------------------------------------------------------------
Distributions:
 Net investment income                    (0.57)       (0.29)           (0.57)       (0.59)
 Net realized gains                          -         (0.01)           (0.03)          -
 In excess of net
  realized gains                             -            -                -            -
Total Distributions                       (0.57)       (0.30)           (0.60)       (0.59)
-------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                            $      12.16      $ 12.44      $     12.99  $     12.87
-------------------------------------------------------------------------------------------
Total Return (Excludes
 Sales Charge)                            2.47%       (1.97%)(c)        5.74%        9.13%
RATIOS/SUPPLEMENTARY
 DATA:
 Net assets at end of
  period (000)                     $     33,629      $38,253      $    47,176  $    34,729
 Ratio of expenses to
  average net assets                      0.85%        0.87%(d)         0.88%        0.85%
 Ratio of net investment
  income to average net
  assets                                  4.72%        4.34%(d)         4.36%        4.65%
 Ratio of expenses to
  average net assets*                     1.00%        0.95%(d)         0.88%        0.85%
 Portfolio turnover(e)                   44.41%       37.90%           22.05%       32.08%
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A)
  Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Municipal
  Bond Fund became the Tax-Free Bond Fund. The Financial Highlights for the
  periods prior to March 22, 1999, represent the Pegasus Municipal Bond Fund.
  (B) Effective March 1, 1995, the Fund changed its fiscal year end from
  February 28 to December 31. (C) Not annualized. (D) Annualized. (E) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                         YEAR ENDED JUNE 30,                      YEAR ENDED DECEMBER 31,
                         --------------------    SIX MONTHS ENDED -----------------------
CLASS B                    2001       2000       JUNE 30, 1999(A)    1998         1997
-------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD               $      12.44      $ 12.99      $     12.86  $     12.36
-------------------------------------------------------------------------------------------
Investment Activities:
 Net investment income                     0.49         0.23             0.45         0.46
 Net realized and
  unrealized gains
  (losses) from
  investments                             (0.28)       (0.53)            0.18         0.54
-------------------------------------------------------------------------------------------
Total from Investment
 Activities                                0.21        (0.30)            0.63         1.00
-------------------------------------------------------------------------------------------
Distributions:
 Net investment income                    (0.49)       (0.24)           (0.47)       (0.50)
 Net realized gains                          -         (0.01)           (0.03)          -
 In excess of net
  realized gains                             -            -                -            -
Total Distributions                       (0.49)       (0.25)           (0.50)       (0.50)
-------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                            $      12.16      $ 12.44      $     12.99  $     12.86
-------------------------------------------------------------------------------------------
Total Return (Excludes
 Sales Charge)                            1.80%       (2.31%)(d)        4.98%        8.26%
RATIOS/SUPPLEMENTARY
 DATA:
 Net assets at end of
  period (000)                     $      3,456      $ 2,443      $     2,142  $     1,312
 Ratio of expenses to
  average net assets                      1.50%        1.57%(e)         1.63%        1.60%
 Ratio of net investment
  income to average net
  assets                                  4.04%        3.64%(e)         3.61%        3.90%
 Ratio of expenses to
  average net assets*                     1.66%        1.61%(e)         1.63%        1.60%
 Portfolio turnover(f)                   44.41%       37.90%           22.05%       32.08%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Municipal Bond Fund became the Tax-Free Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Municipal Bond Fund.
  (B) Re-offering date of Class B Shares. (C) Effective March 1, 1995, the Fund changed its fiscal year end from February 28 to December 31. (D) Not annualized. b (E) Annualized. (F) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
68
     one group(R)

     -------------------
[GRAPHIC]

FINANCIAL HIGHLIGHTS

Municipal Income Fund



                                             YEAR ENDED JUNE 30,
                                   ------------------------------------------
CLASS A                            2001   2000      1999      1998     1997
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                            $    $   9.95  $  10.14  $   9.87  $  9.69
------------------------------------------------------------------------------
Investment Activities:
 Net investment income                      0.46      0.47      0.49     0.51
 Net realized and unrealized gains
  (losses) from investments                (0.46)    (0.19)     0.27     0.18
------------------------------------------------------------------------------
Total from Investment Activities              -       0.28      0.76     0.69
------------------------------------------------------------------------------
Distributions:
 Net investment income                     (0.46)    (0.47)    (0.49)   (0.51)
 Total Distributions                       (0.46)    (0.47)    (0.49)   (0.51)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD     $    $   9.49  $   9.95  $  10.14  $  9.87
------------------------------------------------------------------------------
Total Return (Excludes Sales
 Charge)                                   0.06%     2.80%     7.84%    7.24%
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000) $    $144,335  $188,143  $101,805  $41,829
 Ratio of expenses to average net
  assets                                   0.82%     0.82%     0.82%    0.82%
 Ratio of net investment income to
  average net assets                       4.79%     4.62%     4.83%    5.13%
 Ratio of expenses to average net
  assets*                                  1.01%     1.01%     1.02%    1.03%
 Portfolio turnover(a)                   100.61%    55.03%    69.76%   62.83%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                             YEAR ENDED JUNE 30,
                                   ------------------------------------------
CLASS B                            2001   2000      1999      1998     1997
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                            $    $   9.91  $  10.10  $   9.84  $  9.66
------------------------------------------------------------------------------
Investment Activities:
 Net investment income                      0.40      0.41      0.42     0.44
 Net realized and unrealized gains
  (losses) from investments                (0.46)    (0.19)     0.26     0.18
------------------------------------------------------------------------------
Total from Investment Activities           (0.06)     0.22      0.68     0.62
------------------------------------------------------------------------------
Distributions:
 Net investment income                     (0.40)    (0.41)    (0.42)   (0.44)
 Total Distributions                       (0.40)    (0.41)    (0.42)   (0.44)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD     $    $   9.45  $   9.91  $  10.10  $  9.84
------------------------------------------------------------------------------
Total Return (Excludes Sales
 Charge)                                  (0.58%)    2.14%     7.04%     6.55%
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000) $    $ 90,118  $ 97,899  $ 56,911  $36,258
 Ratio of expenses to average net
  assets                                   1.47%     1.47%     1.47%    1.47%
 Ratio of net investment income to
  average net assets                       4.16%     3.99%     4.18%    4.48%
 Ratio of expenses to average net
  assets*                                  1.67%     1.67%     1.67%    1.67%
 Portfolio turnover(a)                   100.61%    55.03%    69.76%   62.83%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
  69
     one group(R)

     -------------------

FINANCIAL HIGHLIGHTS

Municipal Income Fund

                         YEAR ENDED JUNE 30,
CLASS C                  -------------------    YEAR ENDED   NOVEMBER 4, 1997 TO
                           2001      2000      JUNE 30, 1999  JUNE 30, 1998(A)
----------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD     $        $      9.91     $ 10.09          $ 9.96
----------------------------------------------------------------------------------------
Investment Activities:
 Net investment income                   0.40        0.41            0.68
 Net realized and
  unrealized gains
  (losses) from
  investments                           (0.46)      (0.18)           0.13
----------------------------------------------------------------------------------------
Total from Investment
 Activities                             (0.06)       0.23            0.81
----------------------------------------------------------------------------------------
Distributions:
 Net investment income                  (0.40)      (0.41)          (0.68)
Total Distributions                     (0.40)      (0.41)          (0.68)
----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                  $        $      9.45     $  9.91          $10.09
----------------------------------------------------------------------------------------
Total Return (Excludes
 Sales Charge)                         (0.59%)      2.24%           8.28%(b)

RATIOS/SUPPLEMENTARY
 DATA:
 Net assets at end of
  period (000)           $        $    17,296     $13,737          $2,216
 Ratio of expenses to
  average net assets                    1.46%       1.47%           1.47%(c)
 Ratio of net investment
  income to average net
  assets                                4.14%       3.93%           4.18%(c)
 Ratio of expenses to
  average net assets*                   1.66%       1.66%           1.67%(c)
 Portfolio turnover(d)                100.61%      55.03%          69.76%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
70
     one group(R)

     -------------------
[GRAPHIC]

FINANCIAL HIGHLIGHTS

Arizona Municipal Bond Fund



                                   YEAR ENDED JUNE 30,
                                ---------------------------  JANUARY 20, 1997 TO
CLASS A                         2001  2000    1999    1998    JUNE 30, 1997(A)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                         $    $ 9.67  $10.08  $ 9.99        $10.00
--------------------------------------------------------------------------------
Investment Activities:
 Net investment income                 0.43    0.44    0.46          0.15
 Net realized and unrealized
  gains (losses) from
  investments                         (0.21)  (0.26)   0.16         (0.01)
--------------------------------------------------------------------------------
Total from Investment
 Activities                            0.22    0.18    0.62          0.14
--------------------------------------------------------------------------------
Distributions:
 Net investment income                (0.43)  (0.44)  (0.46)        (0.15)
 Net realized gains                   (0.07)  (0.15)  (0.07)           -
Total Distributions                   (0.50)  (0.59)  (0.53)        (0.15)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD  $    $ 9.39  $ 9.67  $10.08        $ 9.99
--------------------------------------------------------------------------------
Total Return (Excludes Sales
 Charge)                              2.43%   1.69%   6.30%         1.40%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period
  (000)                         $    $2,391  $1,799  $1,321        $1,500
 Ratio of expenses to average
  net assets                          0.86%   0.86%   0.84%         0.85%(c)
 Ratio of net investment
  income to average net assets        4.64%   4.37%   4.53%         4.90%(c)
 Ratio of expenses to average
  net assets*                         1.01%   1.02%   1.01%         0.96%(c)
 Portfolio turnover(d)               19.28%  16.29%  20.89%         5.66%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                                   YEAR ENDED JUNE 30,
                                ---------------------------  JANUARY 20, 1997 TO
CLASS B                         2001  2000    1999    1998    JUNE 30, 1997(A)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                         $    $ 9.75  $10.16  $10.09        $10.00
--------------------------------------------------------------------------------
Investment Activities:
 Net investment income                 0.37    0.37    0.13            -
 Net realized and unrealized
  gains (losses) from
  investments                         (0.22)  (0.26)   0.14          0.09
--------------------------------------------------------------------------------
Total from Investment
 Activities                            0.15    0.11    0.27          0.09
--------------------------------------------------------------------------------
Distributions:
 Net investment income                (0.37)  (0.37)  (0.13)           -
 Net realized gains                   (0.07)  (0.15)  (0.07)           -
Total Distributions                   (0.44)  (0.52)  (0.20)           -
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD  $    $ 9.46  $ 9.75  $10.16        $10.09
--------------------------------------------------------------------------------
Total Return (Excludes Sales
 Charge)                               1.64%  1.04%   2.67%         0.90%(b)

RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period
  (000)                         $    $  713  $  640  $  290        $   - (c)
 Ratio of expenses to average
  net assets                          1.50%   1.50%   1.50%            - (d)
 Ratio of net investment
  income to average net assets        3.93%   3.67%   3.88%            - (d)
 Ratio of expenses to average
  net assets*                         1.66%   1.66%   1.64%            - (d)
 Portfolio turnover(e)               19.28%  16.29%  20.89%         5.66%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Amount is less than $1,000. (D) Since net assets are less than $1,000, ratios have not been presented. (E) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
  71
     one  group(R)

     -------------------
[GRAPHIC]

FINANCIAL HIGHLIGHTS

Kentucky Municipal Bond Fund

                                                 YEAR ENDED JUNE 30,
                                          ------------------------------------
CLASS A                                   2001  2000    1999     1998    1997
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $    $10.13  $ 10.41  $10.21  $10.05
-------------------------------------------------------------------------------
Investment Activities:
 Net investment income                           0.47     0.47    0.49    0.48
 Net realized and unrealized gains
  (losses) from investments                     (0.23)   (0.28)   0.20    0.16
-------------------------------------------------------------------------------
Total from Investment Activities                 0.24     0.19    0.69    0.64
-------------------------------------------------------------------------------
Distributions:
 Net investment income                          (0.47)   (0.47)  (0.49)  (0.48)
Total Distributions                             (0.47)   (0.47)  (0.49)  (0.48)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $    $ 9.90  $ 10.13  $10.41  $10.21
-------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)            2.47%    1.79%   6.86%   6.46%

RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)        $    $8,230  $10,075  $7,899  $5,554
 Ratio of expenses to average net assets        0.86%    0.86%   0.85%   0.84%
 Ratio of net investment income to
  average net assets                            4.74%    4.50%   4.69%   4.66%
 Ratio of expenses to average net assets*       1.04%    1.06%   1.04%   1.04%
 Portfolio turnover(a)                         21.82%    6.30%   5.81%  13.30%


* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                                                YEAR ENDED JUNE 30,
                                         -------------------------------------
CLASS B                                  2001  2000     1999     1998    1997
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD     $    $ 10.06  $ 10.35  $10.15  $ 9.99
-------------------------------------------------------------------------------
Investment Activities:
 Net investment income                           0.41     0.40    0.42    0.41
 Net realized and unrealized gains
  (losses) from investments                     (0.22)   (0.29)   0.20    0.16
-------------------------------------------------------------------------------
Total from Investment Activities                 0.19     0.11    0.62    0.57
-------------------------------------------------------------------------------
Distributions:
 Net investment income                          (0.41)   (0.40)  (0.42)  (0.41)
Total Distributions                             (0.41)   (0.40)  (0.42)  (0.41)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $    $  9.84  $ 10.06  $10.35  $10.15
-------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)            1.93%    1.05%   6.20%   5.81%
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)       $    $13,250  $15,135  $5,581  $2,399
 Ratio of expenses to average net assets        1.51%    1.51%   1.51%   1.47%
 Ratio of net investment income to
  average net assets                            4.12%    3.85%   4.04%   4.05%
 Ratio of expenses to average net
  assets*                                       1.69%    1.71%   1.70%   1.70%
 Portfolio turnover(a)                         21.82%    6.30%   5.81%  13.30%


* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


------
72
     one group(R)

     -------------------
[GRAPHIC]

FINANCIAL HIGHLIGHTS

Louisiana Municipal Bond Fund

                                              YEAR ENDED JUNE 30,
                                      ---------------------------------------
CLASS A                               2001  2000     1999     1998     1997
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $  9.96  $ 10.26  $ 10.10  $  9.93
------------------------------------------------------------------------------
Investment Activities:
 Net investment income                        0.46     0.45     0.47     0.47
 Net realized and unrealized gains
  (losses) from investments                  (0.21)   (0.28)    0.16     0.17
------------------------------------------------------------------------------
Total from Investment Activities              0.25     0.17     0.63     0.64
------------------------------------------------------------------------------
Distributions:
 Net investment income                       (0.46)   (0.45)   (0.47)   (0.47)
 Net realized gains                          (0.01)   (0.02)      -        -
Total Distributions                          (0.47)   (0.47)   (0.47)   (0.47)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $  9.74  $  9.96  $ 10.26  $ 10.10
------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)         2.55%    1.67%    6.35%    6.55%
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)         $58,225  $75,958  $47,078  $48,498
 Ratio of expenses to average net
  assets                                     0.86%    0.86%    0.85%    0.87%
 Ratio of net investment income to
  average net assets                         4.67%    4.40%    4.60%    4.66%
 Ratio of expenses to average net
  assets*                                    1.18%    1.20%    1.18%    1.19%
 Portfolio turnover(A)                      17.27%   19.67%   12.03%   17.39%
* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios
would have been as indicated. (A) Portfolio turnover is
calculated on the basis of the Fund as a whole without
distinguishing among the classes of shares issued.

                                              YEAR ENDED JUNE 30,
                                      ---------------------------------------
CLASS B                               2001  2000     1999     1998     1997
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $  9.97  $ 10.26  $ 10.10  $  9.93
------------------------------------------------------------------------------
Investment Activities:
 Net investment income                        0.39     0.39     0.41     0.40
 Net realized and unrealized gains
  (losses) from investments                  (0.21)   (0.27)    0.16     0.17
------------------------------------------------------------------------------
Total from Investment Activities              0.18     0.12     0.57     0.57
------------------------------------------------------------------------------
Distributions:
 Net investment income                       (0.39)   (0.39)   (0.41)   (0.40)
 Net realized gains                          (0.01)   (0.02)      -        -
Total Distributions                          (0.40)   (0.41)   (0.41)   (0.40)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $  9.75  $  9.97  $ 10.26  $ 10.10
------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)         1.89%    1.11%    5.69%    5.87%
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of Period (000)         $ 9,881  $10,866  $ 5,474  $ 3,835
 Ratio of expenses to average net
  assets                                     1.51%    1.51%    1.50%    1.51%
 Ratio of net investment income to
  average net assets                         4.02%    3.74%    3.95%    4.02%
 Ratio of expenses to average net
  assets*                                    1.83%    1.85%    1.83%    1.85%
 Portfolio turnover (A)                     17.27%   19.67%   12.03%   17.39%


* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


------
  73
     one  group(R)

     -------------------
[GRAPHIC]

FINANCIAL HIGHLIGHTS

Michigan Municipal Bond Fund

                         YEAR ENDED JUNE 30,                    YEAR ENDED DECEMBER 31,
                         -------------------   SIX MONTHS ENDED -----------------------
CLASS A                    2001      2000      JUNE 30, 1999(A)    1998         1997
-----------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD     $        $     10.63      $ 11.03      $     10.93  $     10.48
-----------------------------------------------------------------------------------------
Investment Activities:
 Net investment income                   0.48         0.24             0.47         0.49
 Net realized and
  unrealized gains
  (losses) from
  investments                           (0.39)       (0.40)            0.13         0.44
-----------------------------------------------------------------------------------------
Total from Investment
 Activities                              0.09        (0.16)            0.60         0.93
-----------------------------------------------------------------------------------------
Distributions:
 Net investment income                  (0.48)       (0.24)           (0.48)       (0.48)
 Net realized gains                     (0.02)          -             (0.02)          -
Total Distributions                     (0.50)       (0.24)           (0.50)       (0.48)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                  $        $     10.22      $ 10.63      $     11.03  $     10.93
-----------------------------------------------------------------------------------------
Total Return (Excludes
 Sales Charge)                          0.93%       (1.47%)(b)        5.61%        9.15%
RATIOS/SUPPLEMENTARY
 DATA:
Net assets at end of
 period (000)            $        $    30,626      $22,217      $    22,876  $    18,687
Ratio of expenses to
 average net assets                     0.86%        0.88%(c)         0.91%        0.92%
Ratio of net investment
 income to average net
 assets                                 4.72%        4.35%(c)         4.27%        4.59%
Ratio of expenses to
 average net assets*                    1.02%        0.96%(c)         0.92%        0.98%
Portfolio turnover(d)                  33.34%       10.60%           23.33%       37.84%


* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Michigan Municipal Bond Fund became the Michigan Municipal Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Michigan Municipal Bond Fund. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.



                         YEAR ENDED JUNE 30,                      YEAR ENDED DECEMBER 31,
                         --------------------    SIX MONTHS ENDED -----------------------
CLASS B                    2001       2000       JUNE 30, 1999(A)    1998         1997
-------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD     $         $      10.28       $10.68      $     10.59  $     10.18
-------------------------------------------------------------------------------------------
Investment Activities:
 Net investment income                     0.42         0.20             0.39         0.38
 Net realized and
  unrealized gains
  (losses) from
  investments                             (0.37)       (0.40)            0.12         0.44
-------------------------------------------------------------------------------------------
Total from Investment
 Activities                                0.05        (0.20)            0.51         0.82
-------------------------------------------------------------------------------------------
Distributions:
 Net investment income                    (0.42)       (0.20)           (0.40)       (0.41)
 Net realized gains                       (0.02)          -             (0.02)          -
Total Distributions                       (0.44)       (0.20)           (0.42)       (0.41)
-------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                  $         $       9.89       $10.28      $     10.68  $     10.59
-------------------------------------------------------------------------------------------
Total Return (Excludes
 Sales Charge)                            0.51%       (1.86%)(c)        4.92%        8.26%
RATIOS/SUPPLEMENTARY
 DATA:
 Net assets at end of
  period (000)           $         $     10,106       $6,771      $     1,940  $       707
 Ratio of expenses to
  average net assets                      1.52%        1.59%(d)         1.66%        1.67%
 Ratio of net investment
  income to average net
  assets                                  4.21%        3.64%(d)         3.52%        3.84%
 Ratio of expenses to
  average net assets*                     1.69%        1.70%(d)         1.67%        1.73%
 Portfolio turnover(e)                   33.34%       10.60%           23.33%       37.84%


* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Michigan Municipal Bond Fund became the Michigan Municipal Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Michigan Municipal Bond Fund. (B) Period from commencement of operations. (C) Not annualized. (D) Annualized. (E) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
74
     one group(R)

     -------------------
[GRAPHIC]

FINANCIAL HIGHLIGHTS

Ohio Municipal Bond Fund

                                              YEAR ENDED JUNE 30,
                                      ---------------------------------------
CLASS A                               2001  2000     1999     1998     1997
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $ 10.78  $ 11.11  $ 10.91  $ 10.72
------------------------------------------------------------------------------
Investment Activities:
 Net investment income                        0.51     0.51     0.54     0.54
 Net realized and unrealized gains
  (losses) from investments                  (0.31)   (0.33)    0.20     0.19
------------------------------------------------------------------------------
Total from Investment Activities              0.20     0.18     0.74     0.73
------------------------------------------------------------------------------
Distributions:
 Net investment income                       (0.51)   (0.51)   (0.54)   (0.54)
Total Distributions                          (0.51)   (0.51)   (0.54)   (0.54)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $ 10.47  $ 10.78  $ 11.11  $ 10.91
------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)         1.94%    1.59%    6.87%    6.95%
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)         $32,307  $26,876  $17,297  $16,114
 Ratio of expenses to average net
  assets                                     0.85%    0.81%    0.79%    0.79%
 Ratio of net investment income to
  average net assets                         4.84%    4.57%    4.83%    4.96%
 Ratio of expenses to average net
  assets*                                    1.18%    1.18%    1.18%    1.19%
 Portfolio turnover(a)                      35.46%   13.69%   10.49%    7.45%


* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                                              YEAR ENDED JUNE 30,
                                      ---------------------------------------
CLASS B                               2001  2000     1999     1998     1997
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $ 10.86  $ 11.18  $ 10.98  $ 10.79
------------------------------------------------------------------------------
Investment Activities:
 Net investment income                        0.44     0.44     0.47     0.47
 Net realized and unrealized gains
  (losses) from investments                  (0.32)   (0.32)    0.20     0.19
------------------------------------------------------------------------------
Total from Investment Activities              0.12     0.12     0.67     0.66
------------------------------------------------------------------------------
Distributions:
 Net investment income                       (0.44)   (0.44)   (0.47)   (0.47)
Total Distributions                          (0.44)   (0.44)   (0.47)   (0.47)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $ 10.54  $ 10.86  $ 11.18  $ 10.98
------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)         1.17%    1.01%    6.20%    6.26%
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)         $40,605  $49,703  $26,138  $14,316
 Ratio of expenses to average net
  assets                                     1.50%    1.46%    1.44%    1.44%
 Ratio of net investment income to
  average net assets                         4.15%    3.89%    4.19%    4.33%
 Ratio of expenses to average net
  assets*                                    1.83%    1.83%    1.83%    1.84%
 Portfolio turnover(a)                      35.46%   13.69%    10.49%   7.45%


* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
  75
     one group(R)

     -------------------
[GRAPHIC]

FINANCIAL HIGHLIGHTS

West Virginia Municipal Bond Fund



                                   YEAR ENDED JUNE 30,
                                ---------------------------- JANUARY 20, 1997 TO
CLASS A                         2001  2000      1999   1998   JUNE 30, 1997(A)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                              $10.03    $10.36 $10.15       $10.00
--------------------------------------------------------------------------------
Investment Activities:
 Net investment income                 0.46      0.47   0.48         0.16
 Net realized and unrealized
  gains (losses) from
  investments                        (0.22)    (0.32)   0.21         0.15
--------------------------------------------------------------------------------
Total from Investment
 Activities                            0.24      0.15   0.69         0.31
--------------------------------------------------------------------------------
Distributions:
 Net investment income               (0.46)    (0.47) (0.48)       (0.16)
 Net realized gains                      - (b) (0.01)     -            -
Total Distributions                  (0.46)    (0.48) (0.48)       (0.16)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD       $ 9.81    $10.03 $10.36       $10.15
--------------------------------------------------------------------------------
Total Return (Excludes Sales
 Charge)                              2.59%     1.37%  6.98%        3.08%(c)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period
  (000)                              $3,677    $3,570 $2,024        $ 808
 Ratio of expenses to average
  net assets                          0.86%     0.85%  0.85%        0.84%(d)
 Ratio of net investment
  income to average net assets        4.74%     4.42%  4.68%        4.94%(d)
 Ratio of expenses to average
  net assets*                         1.03%     1.05%  1.07%        0.97%(d)
 Portfolio turnover(e)               24.67%    15.24% 16.69%        6.21%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Amount is less than .01. (C) Not annualized. (D) Annualized. (E) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                   YEAR ENDED JUNE 30,
                                ---------------------------- JANUARY 20, 1997 TO
CLASS B                         2001  2000      1999   1998   JUNE 30, 1997(A)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                              $10.03    $10.35 $10.12       $10.00
--------------------------------------------------------------------------------
Investment Activities:
 Net investment income                 0.40      0.40   0.42         0.14
 Net realized and unrealized
  gains (losses) from
  investments                        (0.23)    (0.31)   0.23         0.12
--------------------------------------------------------------------------------
Total from Investment
 Activities                            0.17      0.09   0.65         0.26
--------------------------------------------------------------------------------
Distributions:
 Net investment income               (0.40)    (0.40) (0.42)       (0.14)
 Net realized gains                      - (b) (0.01)     -            -
Total Distributions                  (0.40)    (0.41) (0.42)       (0.14)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD       $ 9.80    $10.03 $10.35       $10.12
--------------------------------------------------------------------------------
Total Return (Excludes Sales
 Charge)                              1.82%     0.80%  6.57%        2.64%(c)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period
  (000)                              $6,772    $7,505 $3,352       $  614
 Ratio of expenses to average
  net assets                          1.51%     1.50%  1.50%        1.49%(d)
 Ratio of net investment
  income to average net assets        4.09%     3.79%  4.05%        4.08%(d)
 Ratio of expenses to average
  net assets*                         1.68%     1.71%  1.72%        1.62%(d)
 Portfolio turnover(e)               24.67%    15.24% 16.69%        6.21%


* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Amount is less than .01. (C) Not annualized. (D) Annualized. (E) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
76
     one  group(R)

     -------------------
[GRAPHIC]


Appendix A


--------------------------------------------------------------------------------

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.


--------------------------------------------------------------------------------

                         FUND NAME  FUND CODE
  -------------------------------------------
           One Group(R) Short-Term
               Municipal Bond Fund       1
  -------------------------------------------
    One Group(R) Intermediate Tax-
                    Free Bond Fund       2
  -------------------------------------------
   One Group(R) Tax-Free Bond Fund       3
  -------------------------------------------
     One Group(R) Municipal Income
                              Fund       4
  -------------------------------------------
    One Group(R) Arizona Municipal
                         Bond Fund       5
  -------------------------------------------
   One Group(R) Kentucky Municipal
                         Bond Fund       6
  -------------------------------------------
  One Group(R) Louisiana Municipal
                         Bond Fund       7
  -------------------------------------------
   One Group(R) Michigan Municipal
                         Bond Fund       8
  -------------------------------------------
  One Group(R) Ohio Municipal Bond
                              Fund       9
  -------------------------------------------
        One Group(R) West Virginia
               Municipal Bond Fund      10
  -------------------------------------------


                                                                Fund Risk
Instrument                                                      Code Type
------------------------------------------------------------------------------

U.S. Treasury Obligations: Bills, notes, bonds, STRIPS and      1-10 Market
CUBES.
------------------------------------------------------------------------------

Treasury Receipts: TRs, TIGRs and CATS.                         1-10 Market
------------------------------------------------------------------------------

U.S. Government Agency Securities: Securities issued by         1-10 Market
agencies and instrumentalities of the U.S. government. These         Credit
include Ginnie Mae, Fannie Mae and Freddie Mac.
------------------------------------------------------------------------------

When-Issued Securities and Forward Commitments: Purchase or     1-10 Market
contract to purchase securities at a fixed price for delivery        Leverage
at a future date.                                                    Liquidity
                                                                     Credit
------------------------------------------------------------------------------

Investment Company Securities: Shares of other mutual funds,    1-10 Market
including One Group money market funds and shares of other
money market mutual funds for which Banc One Investment
Advisors or its affiliates serve as investment advisor or
administrator. Banc One Investment Advisors will waive certain fees when investing in funds for which it serves as investment advisor.
------------------------------------------------------------------------------


------
  77

                                                                Fund Risk
Instrument                                                      Code Type
-------------------------------------------------------------------------------

Call and Put Options: A call option gives the buyer the right   1-10 Management
to buy, and obligates the seller of the option to sell, a            Liquidity
security at a specified price at a future date. A put option         Credit
gives the buyer the right to sell, and obligates the seller of       Market
the option to buy, a security at a specified price at a future       Leverage
date. The Funds will sell only covered call and secured put
options.
-------------------------------------------------------------------------------

Futures and Related Options: A contract providing for the       1-10 Management
future sale and purchase of a specified amount of a specified        Market
security, class of securities or an index at a specified time        Credit
in the future and at a specified price.                              Liquidity
                                                                     Leverage
-------------------------------------------------------------------------------

Commercial Paper: Secured and unsecured short-term promissory   1-10 Credit
notes issued by corporations and other entities. Maturities          Liquidity
generally vary from a few days to nine months.                       Market
-------------------------------------------------------------------------------

Restricted Securities: Securities not registered under the      1-10 Liquidity
Securities Act of 1933, such as privately placed commercial          Market
paper and Rule 144A securities.                                      Credit
-------------------------------------------------------------------------------

Variable and Floating Rate Instruments: Obligations with        1-10 Market
interest rates which are reset daily, weekly, quarterly or           Credit
some other period and which may be payable to the Fund on            Liquidity
demand.
-------------------------------------------------------------------------------

Mortgage-Backed Securities: Debt obligations secured by real    1-10 Prepayment
estate loans and pools of loans. These include collateralized        Market
mortgage obligations ("CMOs") and Real Estate Mortgage               Credit
Investment Conduits ("REMICs").                                      Regulatory
-------------------------------------------------------------------------------

Demand Features: Securities that are subject to puts and        1-10 Market
standby commitments to purchase the securities at a fixed            Liquidity
price (usually with accrued interest) within a fixed period of       Management
time following demand by a Fund.
-------------------------------------------------------------------------------

Swaps, Caps and Floors: A Fund may enter into these             1-10 Management
transactions to manage its exposure to changing interest rates       Credit
and other factors. Swaps involve an exchange of obligations by       Liquidity
two parties. Caps and floors entitle a purchaser to a                Market
principal amount from the seller of the cap or floor to the
extent that a specified index exceeds or falls below a
predetermined interest.
-------------------------------------------------------------------------------

New Financial Products: New options and futures contracts and   1-10 Management
other financial products continue to be developed and the Fund       Credit
may invest in such options, contracts and products.                  Market
                                                                     Liquidity
-------------------------------------------------------------------------------

------
78

                                                                Fund Risk
Instrument                                                      Code Type
-------------------------------------------------------------------------------

Structured Instruments: Debt securities issued by agencies and  1-10 Market
instrumentalities of the U.S. government, banks,                     Liquidity
municipalities, corporations and other businesses whose              Management
interest and/or principal payments are indexed to foreign            Credit
currency exchange rates, interest rates, or one or more other        Foreign
references indices.                                                  Investment
-------------------------------------------------------------------------------

Municipal Bonds: Securities issued by a state or political      1-10 Credit
subdivision to obtain funds for various public purposes.             Political
Municipal bonds include private activity bonds and industrial        Tax
development bonds, as well as General Obligation Notes, Bond         Market
Anticipation Notes, Tax Anticipation Notes, Revenue                  Regulatory
Anticipation Notes, Project Notes, other short-term tax-exempt obligations, municipal leases, participations in pools of
municipal securities, obligations of municipal housing
authorities and single family revenue bonds.
-------------------------------------------------------------------------------

Stripped Mortgage-Backed Securities: Derivative multi-class     1-10 Prepayment
mortgage securities which are usually structured with two            Market
classes of shares that receive different proportions of the          Credit
interest and principal from a pool of mortgage assets. These         Regulatory
include IOs and POs.
-------------------------------------------------------------------------------

Asset-Backed Securities: Securities secured by company          1-10 Prepayment
receivables, home equity loans, truck and auto loans, leases,        Market
credit card receivables and other securities backed by other         Credit
types of receivables or other assets.                                Regulatory
-------------------------------------------------------------------------------

Zero Coupon Debt Securities: Bonds and other debt that pay no   1-10 Credit
interest, but are issued at a discount from their value at           Market
maturity. When held to maturity, their entire return equals
the differences between their issue price and their maturity value.
-------------------------------------------------------------------------------

Inverse Floating Rate Instruments: Floating rate debt           1-10 Credit
instruments with interest rates that reset in the opposite           Market
direction from the market rate of interest to which the              Leverage
inverse floater is indexed.
-------------------------------------------------------------------------------

Loan Participations and Assignments: Participations in, or      1-10 Market
assignments of municipal securities, including municipal             Credit
leases.                                                              Political
                                                                     Liquidity
                                                                     Tax
-------------------------------------------------------------------------------


------
  79

--------------------------------------------------------------------------------
Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risks than others.

 . Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

 . Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

  Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

  Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

 . Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

 . Management Risk. The risk that a strategy used by a Fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

 . Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

------
80

 . Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

 . Foreign Investment Risk. Risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

 . Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are prepaid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.


 . Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

 . Regulatory Risk. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses and state usury laws.

------
  81

--------------------------------------------------------------------------------
If you want more information about the Funds, the following documents are free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.

HOW CAN I GET MORE INFORMATION? You can get a free copy of the semi-annual/annual reports or the SAI, request other information or discuss your questions about the Funds by calling 1 800-480-4111 or by writing the Funds at:

one group(R) mutual funds
1111 polaris parkway
columbus, ohio 43271-1235

or visiting

WWW.ONEGROUP.COM

You can also review and copy the Funds' reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-202-942-8090.) You can also get reports and other information about the Funds from the EDGAR Database on the SEC's web site at http://www.sec.gov. Copies of this information also may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

(Investment Company Act File No. 811-4236)


TOG-F-121
                                                             [LOGO OF ONE GROUP]
for institutional clients


Municipal Bond Funds

                    PROSPECTUS
                    Class I Shares

                    November 1, 2001


                                           [LOGO OF BANK ONE GROUP MUTUAL FUNDS]


                    One Group(R) Short-Term Municipal Bond Fund
                    One Group(R) Intermediate Tax-Free Bond Fund
                    One Group(R) Tax-Free Bond Fund
                    One Group(R) Municipal Income Fund
                    One Group(R) Arizona Municipal Bond Fund
                    One Group(R) Kentucky Municipal Bond Fund
                    One Group(R) Louisiana Municipal Bond Fund
                    One Group(R) Michigan Municipal Bond Fund
                    One Group(R) Ohio Municipal Bond Fund
                    One Group(R) West Virginia Municipal Bond Fund


                    The Securities and Exchange Commission has not approved or disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                 ---------

Table of

  contents


           Fund Summaries: Investments, Risk &
                                   Performance
      One Group Short-Term Municipal Bond Fund   1
                                                ---
     One Group Intermediate Tax-Free Bond Fund   5
                                                ---
                  One Group Tax-Free Bond Fund   9
                                                ---
               One Group Municipal Income Fund   13
                                                ---
         One Group Arizona Municipal Bond Fund   17
                                                ---
        One Group Kentucky Municipal Bond Fund   22
                                                ---
       One Group Louisiana Municipal Bond Fund   27
                                                ---
        One Group Michigan Municipal Bond Fund   32
                                                ---
            One Group Ohio Municipal Bond Fund   37
                                                ---
   One Group West Virginia Municipal Bond Fund   42
                                                ---



                  More About the Funds
                  Principal Investment
                            Strategies   47
                                        ---
                      Investment Risks   50
                                        ---
                     Portfolio Quality   51
                                        ---
                   Temporary Defensive
                             Positions   51
                                        ---
                    Portfolio Turnover   52
                                        ---



       How to Do Business
    with One Group Mutual
                    Funds
   Purchasing Fund Shares   53
                           ---
   Exchanging Fund Shares   56
                           ---
    Redeeming Fund Shares   57
                           ---



     Privacy Policy   60
                     ---



      Shareholder Information
                Voting Rights   62
                               ---
            Dividend Policies   62
                               ---
             Tax Treatment of
                 Shareholders   62
                               ---
       Shareholder Statements
                  and Reports   65
                               ---



          Management of One
               Group Mutual
                      Funds
                The Advisor    66
                              ---
          The Fund Managers    66
                              ---



     Financial    67
    Highlights   ---
      Appendix
            A:
    Investment    77
     Practices   ---

                    --------------------------------------------------
  ONE GROUP(R)             Short-Term Municipal Bond Fund
-----------------------------------------------------------------------
Fund Summary: Investments, Risk & Performance

What is the goal of the Short-Term Municipal Bond Fund?
The Fund seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

What are the main investment strategies of the Short-Term Municipal Bond Fund?

The Fund invests in a portfolio of municipal bonds with an average weighted ma-turity of three years or less. From time to time, a significant portion of the Fund's total assets may be invested in municipal housing authority obligations. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term ap-proach, Banc One Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Short-Term Municipal Bond Fund spreads its holdings across various security types within the municipal securities market. Banc One Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more in-formation about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are municipal bonds?


Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, Tax Anticipation Notes and participations in pools of municipal securities.


Will any portion of my investment be subject to the federal alternative minimum tax?


Up to 100% of the Fund's assets may be invested in municipal bonds, the inter-est on which may be subject to the federal alternative minimum tax for individ-uals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum tax-able income. Any capital gains distributed by the Fund may be taxable.


What are the main risks of investing in the Short-Term Municipal Bond Fund?
The main risks of investing in the Short-Term Municipal Bond Fund and the cir-cumstances likely to adversely affect your investment are described below. The share price of the Short-Term Municipal Bond Fund will change every day in re-sponse to market conditions. You may lose money if you invest in the Short-Term Municipal Bond Fund. For additional information on risk, please read "Invest-ment Risks."

main risks

Interest Rate Risk. The Fund invests mainly in bonds and other debt securities. These securities will increase or decrease in value based on changes in inter-est

                                       1
----

  Fund Summary             Short-Term Municipal Bond Fund
---------------------------
rates. If rates increase, the value of the Fund's investments generally de-clines. On the other hand, if rates fall, the value of the investments gener-ally increases. Your investment will decline in value if the value of a Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your invest-ment.

Derivatives. The Fund may invest in securities that are considered to be deriv-atives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as ex-pected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and are riskier in terms of both liquidity and value than traditional investments.


Credit Risk. There is a risk that issuers and counterparties will not make pay-ments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securi-ties held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect li-quidity and make it difficult for the Fund to sell the security.


Portfolio Quality. The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative character-istics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.



Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
How has the Short-Term Municipal Bond Fund performed?
By showing the variability of the Short-Term Municipal Bond Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. Please remember that the past performance of the Short-Term Municipal Bond Fund is not necessarily an indication of how the Fund will perform in the future.

                                       2
----

  Fund Summary             Short-Term Municipal Bond Fund
---------------------------

Bar Chart (per calendar year)/1/  --  Class I Shares

--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [GRAPH]

                1999              1.20%
                2000              5.73%


1  For the period from January 1, 2001, through September 30, 2001, the Fund's
   total return was   %. Performance data includes the performance of the Pega-
   sus Short Municipal Bond Fund for the period before it was consolidated with One Group Short-Term Municipal Bond Fund on March 22, 1999.


--------------------------------------------------------------------------------

Best Quarter: 1.86% 4Q 2000    Worst Quarter: -0.23% 2Q 1999

--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual re-turns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2000/1/


--------------------------------------------------------------------------------

             inception         performance
         date of class 1 year since 5/4/98
------------------------------------------
Class I     5/4/98     5.73%     4.08%
------------------------------------------
Lehman Brothers Short
 Municipal Bond
 Index/2/              6.22%     4.70%
------------------------------------------
Lipper Short-Term
 Municipal Debt Fund
 Index/3/              4.94%     3.93%
------------------------------------------

/1/The above-quoted performance data includes the performance of the Pegasus
  Short Municipal Bond Fund for the period before it was consolidated with One Group Short-Term Municipal Bond Fund on March 22, 1999.

/2/The Lehman Brothers Short Municipal Bond Index is an unmanaged index of in-vestment grade, tax-exempt municipal bonds with short-term maturities. The performance of the index does not reflect the deduction of expenses associ-ated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.




/3/The Lipper Short-Term Municipal Debt Fund Index consists of funds that in-vest in municipal debt issues with dollar-weighted average maturities of one to three years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.



                                       3
----

  Fund Summary             Short-Term Municipal Bond Fund
---------------------------

Fees and Expenses

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


annual fund operating expenses
-----------------------------------------------------
(expenses that are deductible from Fund
assets)                                       class i
-----------------------------------------------------
Investment Advisory Fees                        .60%
-----------------------------------------------------
Other Expenses                                  .21%
-----------------------------------------------------
Total Annual Fund Operating Expenses            .81%
-----------------------------------------------------
Fee Waiver [and/or Expense Reimbursement]/1/   (.26%)
-----------------------------------------------------
Net Expenses                                    .55%
-----------------------------------------------------




/1/Banc One Investment Advisors Corporation and the Administrator have contrac-tually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .55% for Class I shares for the period beginning November 1, 2001, and ending on October 31, 2002.



Examples

--------------------------------------------------------------------------------

             1 year/1/            3 years                   5 years                   10 years
                        ----------------------------------------------------------------------
                $56                $246                      $451                      $1,043
                        ----------------------------------------------------------------------

/1/ Without contractual fee waivers, 1 Year expenses would be $89.


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them to the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.


                                      4
----

                     --------------------------------------------------
  ONE GROUP(R)             Intermediate Tax-Free Bond Fund
-----------------------------------------------------------------------
Fund Summary: Investments, Risk & Performance

What is the goal of the Intermediate Tax-Free Bond Fund?
The Fund seeks current income exempt from federal income taxes consistent with prudent investment management and the preservation of capital.

What are the main investment strategies of the Intermediate Tax-Free Bond Fund?

The Fund invests primarily in a portfolio of municipal bonds with an average weighted maturity of between three and 10 years. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, Banc One Investment Ad-visors looks for individual securities that it believes will perform well over market cycles. The Intermediate Tax-Free Bond Fund spreads its holdings across various security types within the municipal securities market. Banc One Invest-ment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and tech-nical structure of the transaction. For more information about the Fund's in-vestment strategies, please read "More About the Funds" and "Principal Invest-ment Strategies."


What are municipal bonds?


Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, Tax Anticipation Notes and participations in pools of municipal securities.


Will any portion of my investment be subject to the federal alternative minimum tax?


Up to 20% of the Fund's assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income. Any capital gains distributed by the Fund may be taxable.


What are the main risks of investing in the Intermediate Tax-Free Bond Fund? The main risks of investing in the Intermediate Tax-Free Bond Fund and the cir-cumstances likely to adversely affect your investment are described below. The share price of the Intermediate Tax-Free Bond Fund will change every day in re-sponse to market conditions. You may lose money if you invest in the Intermedi-ate Tax-Free Bond Fund. For additional information on risk, please read "In-vestment Risks."

                                       5
----

  Fund Summary             Intermediate Tax-Free Bond Fund
---------------------------

main risks

Interest Rate Risk. The Fund invests mainly in bonds and other debt securities. These securities will increase or decrease in value based on changes in inter-est rates. If rates increase, the value of the Fund's investments generally de-clines. On the other hand, if rates fall, the value of the investments gener-ally increases. Your investment will decline in value if the value of a Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your invest-ment.

Derivatives. The Fund may invest in securities that are considered to be deriv-atives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as ex-pected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and are riskier in terms of both liquidity and value than traditional investments.


Credit Risk. There is a risk that issuers and counterparties will not make pay-ments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securi-ties held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect li-quidity and make it difficult for the Fund to sell the security.

Portfolio Quality. The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative character-istics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.



Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the Intermediate Tax-Free Bond Fund performed?
By showing the variability of the Intermediate Tax-Free Bond Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. Please remember that the past performance of the Intermediate Tax-Free Bond Fund is not necessarily an indication of how the Fund will perform in the future.


                                       6
----

  Fund Summary             Intermediate Tax-Free Bond Fund
---------------------------

Bar Chart (per calendar year)/1/ -- Class I Shares

--------------------------------------------------------------------------------
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [GRAPH]

                           1991                10.02
                           1992                 7.54
                           1993                 9.68
                           1994                -3.90
                           1995                13.06
                           1996                 4.39
                           1997                 8.20
                           1998                 6.00
                           1999                -2.32
                           2000                 9.03


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's
  total return was     %.


--------------------------------------------------------------------------------
Best Quarter: 5.14% 1Q1995   Worst Quarter: -4.73% 1Q1994
--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual re-turns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2000


--------------------------------------------------------------------------------

           inception                           performance
         date of class 1 year 5 years 10 years since 9/4/90
-----------------------------------------------------------
Class I     9/4/90     9.03%   4.98%   6.04%      6.22%
-----------------------------------------------------------
Lehman Brothers 7
 Year Municipal Bond
 Index/1/              9.07%   5.39%   6.76%      6.93%
-----------------------------------------------------------
Lehman Brothers 3-15
 Year Municipal Bond
 Index/2/              9.93%   5.66%       *          *
-----------------------------------------------------------
Lipper Intermediate
 Municipal Fund
 Index/3/              8.67%   4.80%   6.09%      6.26%
-----------------------------------------------------------


/1/The Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index com-prised of investment grade municipal bonds with maturities close to seven years. The performance of the index does not reflect the deduction of ex-penses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these ex-penses.
/2/The Lehman Brothers 3-15 Year Municipal Bond Index is an unmanaged index of investment grade, tax-exempt municipal bonds with maturities of 3-15 years. The performance of the index does not reflect the deduction of expenses asso-ciated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.
/3/The Lipper Intermediate Municipal Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in this category.
* Index did not exist.


                                       7
----

  Fund Summary             Intermediate Tax-Free Bond Fund
---------------------------

Fees and Expenses

--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


annual fund operating expenses
-----------------------------------------------------
(expenses that are deductible from Fund
assets)                                       class i
-----------------------------------------------------
Investment Advisory Fees                        .60%
-----------------------------------------------------
Other Expenses                                  .18%
-----------------------------------------------------
Total Annual Fund Operating Expenses            .78%
-----------------------------------------------------
Fee Waiver [and/or Expense Reimbursement]/1/   (.18%)
-----------------------------------------------------
Net Expenses                                    .60%
-----------------------------------------------------




/1/Banc One Investment Advisors Corporation and the Administrator have contrac-tually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .60% for Class I shares for the period beginning November 1, 2002, and ending on October 31, 2002.


Examples

--------------------------------------------------------------------------------

              1 year/1/           3 years                   5 years                   10 years
                        ----------------------------------------------------------------------
                 $61               $233                      $420                       $960
                        ----------------------------------------------------------------------

The examples are in-
tended to help you
compare the cost of
investing in the
Fund with the cost
of in-
                        /1/ Without contractual fee waivers, 1 Year expenses would be $81.
vesting in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge
(load) on reinvested dividends.

                                       8
----

                     ----------------------------------
  ONE GROUP(R)             Tax-Free Bond Fund
--------------------------------------------------------

Fund Summary: Investments, Risk & Performance

What is the goal of the Tax-Free Bond Fund?
The Fund seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

What are the main investment strategies of the Tax-Free Bond Fund?

The Fund invests primarily in a portfolio of municipal bonds. Banc One Invest-ment Advisors selects securities for the Fund by analyzing both individual se-curities and different market sectors. Taking a long-term approach, Banc One Investment Advisors looks for individual securities that it believes will per-form well over market cycles. The Tax-Free Bond Fund spreads its holdings across various security types within the municipal securities market. Banc One Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex le-gal and technical structure of the transaction. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are municipal bonds?


Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, Tax Anticipation Notes and participations in pools of municipal securities.


Will any portion of my investment be subject to the federal alternative minimum tax?


Up to 20% of the Fund's assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income. Any capital gains distributed by the Fund may be taxable.


What are the main risks of investing in the Tax-Free Bond Fund?
The main risks of investing in the Tax-Free Bond Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Tax-Free Bond Fund will change every day in response to market condi-tions. You may lose money if you invest in the Tax-Free Bond Fund. For addi-tional information on risk, please read "Investment Risks."

main risks

Interest Rate Risk. The Fund invests mainly in bonds and other debt securities. These securities will increase or decrease in value based on changes in inter-est

                                       9
----

  Fund Summary             Tax-Free Bond Fund
---------------------------
rates. If rates increase, the value of the Fund's investments generally de-clines. On the other hand, if rates fall, the value of the investments gener-ally increases. Your investment will decline in value if the value of a Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your invest-ment.

Derivatives. The Fund may invest in securities that are considered to be deriv-atives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as ex-pected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and are riskier in terms of both liquidity and value than traditional investments.

Credit Risk. There is a risk that issuers and counterparties will not make pay-ments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securi-ties held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect li-quidity and make it difficult for the Fund to sell the security.


Portfolio Quality. The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative character-istics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.



Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the Tax-Free Bond Fund performed?
By showing the variability of the Tax-Free Bond Fund's performance from year to year, the charts below help show the risk of investing in the Fund. Please re-member that the past performance of the Tax-Free Bond Fund is not necessarily an indication of how the Fund will perform in the future.


                                       10
----

  Fund Summary             Tax-Free Bond Fund
---------------------------

Bar Chart (per calendar year)/1/,/2/ -- Class I Shares

--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [GRAPH]

                    1991                11.85%
                    1992                 9.45%
                    1993                10.74%
                    1994                -1.98%
                    1995                17.17%
                    1996                 3.76%
                    1997                 9.34%
                    1998                 5.99%
                    1999                -3.15%
                    2000                11.78%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's total return was %.

/2/Performance data includes performance of the Pegasus Municipal Bond Fund for the period before it was consolidated with the One Group Tax-Free Bond Fund on March 22, 1999. For periods prior to the commencement of operations of Class I shares on February 1, 1995, Class I performance is based on Class A performance from March 1, 1988 to January 31, 1995, unadjusted for differ-ences in expenses.

--------------------------------------------------------------------------------
Best Quarter: 6.66% 1Q1995   Worst Quarter: -3.74% 1Q1994
--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual re-turns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2000/1/


--------------------------------------------------------------------------------

                                               performance
           inception                              since
         date of class 1 year 5 years 10 years   3/1/88
----------------------------------------------------------
Class I     2/1/95     11.78%  5.42%   7.32%      7.58%
----------------------------------------------------------
Lehman Brothers
 Municipal Bond
 Index/2/              11.68%  5.84%   7.32%      7.52%
----------------------------------------------------------
Lipper General
 Municipal Debt
 Index/3/              11.10%  4.99%   6.79%      7.01%
----------------------------------------------------------

/1/The above quoted performance data includes the performance of the Pegasus
  Municipal Bond Fund for the period before it was consolidated with the One Group Tax-Free Bond Fund on March 22, 1999. For periods prior to the com-mencement of operations of Class I shares on February 1, 1995, Class I per-formance is based on Class A performance from March 1, 1988 to January 31, 1995, unadjusted for differences in expenses.
/2/The Lehman Brothers Municipal Bond Index is an unmanaged index generally representative of the municipal bond market as a whole. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.
/3/The Lipper General Municipal Bond Index consists of the equally weighted av-erage monthly return of the largest funds within the universe of all funds in this category.


                                       11
----

  Fund Summary             Tax-Free Bond Fund
---------------------------

Fees and Expenses

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


annual fund operating expenses
-----------------------------------------------------
(expenses that are deducted from Fund
assets)                                       class i
-----------------------------------------------------
Investment Advisory Fees                        .45%
-----------------------------------------------------
Other Expenses                                  .18%
-----------------------------------------------------
Total Annual Fund Operating Expenses            .63%
-----------------------------------------------------
Fee Waiver [and/or Expense Reimbursement]/1/   (.01%)
-----------------------------------------------------
Net Expenses                                    .62%
-----------------------------------------------------




/1/Banc One Investment Advisors Corporation and the Administrator have contrac-tually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .62% for Class I shares for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples

--------------------------------------------------------------------------------

             1 year/1/            3 years                   5 years                   10 years
                        ----------------------------------------------------------------------
                $63                $207                      $364                       $819
                        ----------------------------------------------------------------------

The examples are in-
tended to help you
compare the cost of
investing in the
Fund with the cost
of investing in
other mutual            /1/Without contractual fee waivers, 1 Year expenses
                          would be $67.
funds. The examples assume that you invest $10,000 in the Fund for the time pe-riods indicated and reflect what you would pay if you redeemed all of your shares or if you hold them. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                                       12
----

                     ---------------------------------------
  ONE GROUP(R)             Municipal Income Fund
-------------------------------------------------------------
Fund Summary: Investments, Risk & Performance

What is the goal of the Municipal Income Fund?
The Fund seeks current income exempt from federal income taxes.

What are the main investment strategies of the Municipal Income Fund?

The Fund invests in a portfolio of municipal bonds, including mortgage-backed securities. While current income is the Fund's primary focus, it seeks to pro-duce income in a manner consistent with the preservation of principal. The Fund's average weighted maturity will normally range between five and 15 years. From time to time, a significant portion of the Fund's total assets may be in-vested in municipal housing authority obligations. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, Banc One Investment Ad-visors looks for individual securities that it believes will perform well over market cycles. The Municipal Income Fund spreads its holdings across various security types within the municipal securities market. Banc One Investment Ad-visors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical struc-ture of the transaction. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strat-egies."


What are municipal bonds?


Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, Tax Anticipation Notes and participations in pools of municipal securities.


Will any portion of my investment be subject to the federal alternative minimum tax?


Up to 100% of the Fund's assets may be invested in municipal bonds, the inter-est on which may be subject to the federal alternative minimum tax for individ-uals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum tax-able income. Any capital gains distributed by the Fund may be taxable.


What are the main risks of investing in the Municipal Income Fund?
The main risks of investing in the Municipal Income Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Municipal Income Fund will change every day in response to market condi-tions. You may lose money if you invest in the Municipal Income Fund. For addi-tional information on risk, please read "Investment Risks."

main risks

Prepayment and Call Risk. As part of its main investment strategy, the Munici-pal Income Fund may invest in mortgage-backed securities. The issuers of these and


                                       13
----

  Fund Summary             Municipal Income Fund
---------------------------

other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can make the price and yield of mortgage-backed securities volatile. When mortgages are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premi-ums) paid for securities with higher interest rates, resulting in an unexpected capital loss.


Interest Rate Risk. The Fund invests mainly in bonds and other debt securities. The securities decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your in-vestment will decline in value if the value of a Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usual-ly, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.



Derivatives. The Fund may invest in securities that are considered to be deriv-atives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as ex-pected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and are riskier in terms of both liquidity and value than traditional investments.


Credit Risk. There is a risk that issuers and counterparties will not make pay-ments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securi-ties held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect li-quidity and make it difficult for the Fund to sell the security.



Portfolio Quality. The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative character-istics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.


Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the Municipal Income Fund performed?
By showing the variability of the Municipal Income Fund's performance from year to year, the charts below help show the risk of investing in the Fund. Please remember that the past performance of the Municipal Income Fund is not neces-sarily an indication of how the Fund will perform in the future.

                                       14
----

  Fund Summary             Municipal Income Fund
---------------------------

Bar Chart (per calendar year)/1/ -- Class I Shares

--------------------------------------------------------------------------------
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [GRAPH]

                        1994            -1.60%
                        1995            12.01%
                        1996             4.58%
                        1997             8.58%
                        1998             6.14%
                        1999            -2.49%
                        2000             8.69%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's
  total return was   %.


--------------------------------------------------------------------------------
Best Quarter: 4.74% 1Q1995   Worst Quarter: -1.91% 1Q1994
--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual re-turns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2000


--------------------------------------------------------------------------------

                                     performance
           inception                    since
         date of class 1 year 5 year   2/9/93
------------------------------------------------
Class I     2/9/93     8.69%  5.02%     5.20%
------------------------------------------------
Lehman Brothers 7
 Year Municipal Bond
 Index/1/              9.07%  5.39%     5.87%
------------------------------------------------
Lehman Brothers 3-15
 Year Municipal Bond
 Index/2/              9.93%  5.66%         *
------------------------------------------------
Lipper Intermediate
 Municipal Fund
 Index/3/              8.67%  4.80%     5.22%
------------------------------------------------

/1/The Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index com-prised of investment grade municipal bonds with maturities close to seven years. The performance of the index does not reflect the deduction of ex-penses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these ex-penses.
/2/The Lehman Brothers 3-15 Year Municipal Bond Index is an unmanaged index of investment grade tax-exempt municipal bonds with maturities of 3-15 years. The performance of the index does not reflect the deduction of expenses asso-ciated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.
/3/The Lipper Intermediate Municipal Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.
* Index did not exist.


                                       15
----

  Fund Summary             Municipal Income Fund
---------------------------

Fees and Expenses

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


annual fund operating expenses
-----------------------------------------------------
(expenses that are deducted from Fund
assets)                                       class i
-----------------------------------------------------
Investment Advisory Fees                        .45%
-----------------------------------------------------
Other Expenses                                  .19%
-----------------------------------------------------
Total Annual Fund Operating Expenses            .64%
-----------------------------------------------------
Fee Waiver [and/or Expense Reimbursement]/1/   (.02%)
-----------------------------------------------------
Net Expenses                                    .62%
-----------------------------------------------------




/1/Banc One Investment Advisors Corporation and the Administrator have contrac-tually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .62% for Class I shares for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples

--------------------------------------------------------------------------------

             1 year/1/            3 years                   5 years                   10 years
                        ----------------------------------------------------------------------
                $63                $209                      $368                       $830
                        ----------------------------------------------------------------------

The examples are in-
tended to help you
compare the cost of
investing in the
Fund with the cost
of investing in
other mutual            /1/Without contractual fee waivers, 1 Year expenses
                          would be $68.
funds. The examples assume that you invest $10,000 in the Fund for the time pe-riods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                                       16
----

                     ------------------------------------------------
  ONE GROUP(R)             Arizona Municipal Bond Fund
--------------------------------------------------------------------------------

Fund Summary: Investments, Risk & Performance

What is the goal of the Arizona Municipal Bond Fund?
The Fund seeks current income exempt from federal income tax and Arizona per-sonal income tax, consistent with the preservation of principal.

What are the main investment strategies of the Arizona Municipal Bond Fund?

The Fund invests in municipal bonds, the income from which is exempt from fed-eral income tax and Arizona personal income tax. A portion of the Fund's total assets also may be invested in municipal bonds issued by other states and ter-ritories. The Fund's average weighted maturity normally will range between five and 20 years. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, Banc One Investment Advisors looks for individual securi-ties that it believes will perform well over market cycles. The Arizona Munici-pal Bond Fund spreads its holdings across various security types within the mu-nicipal securities market. Banc One Investment Advisors selects individual se-curities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are municipal bonds?


Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, Tax Anticipation Notes and participations in pools of municipal securities.


Will any portion of my investment be subject to the federal alternative minimum tax?


Up to 100% of the Fund's assets may be invested in municipal bonds, the inter-est on which may be subject to the federal alternative minimum tax for individ-uals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum tax-able income. Any capital gains distributed by the Fund may be taxable.


What are the main risks of investing in the Arizona Municipal Bond Fund?
The main risks of investing in the Arizona Municipal Bond Fund and the circum-stances likely to adversely affect your investment are described below. The share price of the Arizona Municipal Bond Fund will change every day in re-sponse to market conditions. You may lose money if you invest in the Arizona Municipal Bond Fund. For additional information on risk, please read "Invest-ment Risks."

                                       17
----

  Fund Summary             Arizona Municipal Bond Fund
---------------------------

main risks

Non-Diversification. The Arizona Municipal Bond Fund is "non-diversified." This means that the Fund may invest a more significant portion of its assets in the securities of a single issuer than can a "diversified" fund. Non-diversifica-tion increases the risk of loss to the Fund if an issuer fails to make interest or principal payments or if the market value of a security declines.

Geographic Concentration. Because the Arizona Municipal Bond Fund is not diver-sified and because it concentrates its investments in the securities of issuers in Arizona, certain factors including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives may have a disproportionately negative effect on the Fund's investments. For example, Arizona's population growth continues to outpace the national average. However, this growth is expensive and Arizona's economic outlook depends on its ability to match long-term revenues with expenditures. In addition, Arizona's continued growth depends, to some extent, on its ability to manage its water resources.

Interest Rate Risk. The Fund invests mainly in bonds and other debt securities. These securities will increase or decrease in value based on changes in inter-est rates. If rates increase, the value of the Fund's investments generally de-clines. On the other hand, if rates fall, the value of the investments gener-ally increases. Your investment will decline in value if the value of a Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your invest-ment.

Derivatives. The Fund may invest in securities that are considered to be deriv-atives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as ex-pected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and are riskier in terms of both liquidity and value than traditional investments.

Credit Risk. There is a risk that issuers and counterparties will not make pay-ments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securi-ties held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect li-quidity and make it difficult for the Fund to sell the security.

Portfolio Quality. The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative character-istics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.


                                       18
----

  Fund Summary             Arizona Municipal Bond Fund
---------------------------

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the Arizona Municipal Bond Fund performed?
By showing the variability of the Arizona Municipal Bond Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. Please remember that the past performance of the Arizona Municipal Bond Fund is not necessarily an indication of how the Fund will perform in the future.

Bar Chart (per calendar year)/1/ -- Class I Shares

--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [GRAPH]

                        1991            10.37%
                        1992             7.65%
                        1993             9.98%
                        1994            -2.38%
                        1995            11.96%
                        1996             4.05%
                        1997             7.33%
                        1998             5.56%
                        1999            -2.27%
                        2000             8.75%


/1/ For the period from January 1, 2001, through September 30, 2001, the Fund's total return was %. The Arizona Municipal Bond Fund commenced operations on January 20, 1997, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and re-strictions as the Fund. The quoted performance of the Fund includes the perfor-mance of the common trust fund for the period prior to the Fund's commencement of operations as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been regis-tered, its return may have been lower.


--------------------------------------------------------------------------------

Best Quarter: 4.65% 1Q1995   Worst Quarter: -3.51% 1Q1994

--------------------------------------------------------------------------------

                                       19
----

  Fund Summary             Arizona Municipal Bond Fund
---------------------------
The Average Annual Total Return Table shows how the Fund's average annual re-turns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2000/1/


--------------------------------------------------------------------------------

           inception                            performance
         date of class 1 year 5 years 10 years since 11/30/79
-------------------------------------------------------------
Class I     1/20/97    8.75%   4.61%   5.99%       6.93%
-------------------------------------------------------------
Lehman Brothers 7
 Year Municipal Bond
 Index/2/              9.07%   5.39%   6.76%           *
-------------------------------------------------------------
Lehman Brothers 3-15
 Year Municipal Bond
 Index/3/              9.93%   5.66%       *           *
-------------------------------------------------------------
Lipper Intermediate
 Municipal Fund
 Index/4/              8.67%   4.80%   6.09%           *
-------------------------------------------------------------


/1/The Arizona Municipal Bond Fund commenced operations on January 20, 1997, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for the period prior to the Fund's commencement of opera-tions as adjusted to reflect the expenses associated with the Fund. The com-mon trust fund was not registered with the SEC and was not subject to the in-vestment restrictions, limitations and diversification restrictions imposed by law on registered mutual funds. If the common trust fund had been regis-tered, its return may have been lower.
/2/The Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index com-prised of investment grade municipal bonds with maturities close to seven years. The performance of the index does not reflect the deduction of ex-penses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these ex-penses.
/3/The Lehman Brothers 3-15 Year Municipal Bond Index is an unmanaged index of investment grade, tax-exempt municipal bonds with maturities of 3-15 years. The performance of the index does not reflect the deduction of expenses as-sociated with a mutual fund, such as investment management fees. By con-trast, the performance of the Fund reflects the deduction of these expenses.
/4/The Lipper Intermediate Municipal Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.
*  Index did not exist.


                                       20
----

  Fund Summary             Arizona Municipal Bond Fund
---------------------------

Fees and Expenses

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


annual fund operating expenses
-----------------------------------------------------
(expenses that are deducted from Fund
assets)                                       class i
-----------------------------------------------------
Investment Advisory Fees                        .45%
-----------------------------------------------------
Other Expenses                                  .19%
-----------------------------------------------------
Total Annual Fund Operating Expenses            .64%
-----------------------------------------------------
Fee Waiver [and/or Expense Reimbursement]/1/  (0.01%)
-----------------------------------------------------
Net Expenses                                    .63%
-----------------------------------------------------




/1/Banc One Investment Advisors Corporation and the Administrator have contrac-tually agreed to waive fees and/or reimburse expenses to limit total fund operating expenses to .63% for Class I shares for the period beginning No-vember 1, 2001 and ending on October 31, 2002.


Examples

--------------------------------------------------------------------------------

              1 year            3 years                     5 years                     10 years
                        ------------------------------------------------------------------------
               $66               $208                        $362                         $810
                        ------------------------------------------------------------------------

The examples are
intended to help you
compare the cost of
investing in the
Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them to the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                                       21
----

                     --------------------------------------------------
  ONE GROUP(R)             Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
Fund Summary: Investments, Risk & Performance

What is the goal of the Kentucky Municipal Bond Fund?
The Fund seeks current income exempt from federal income tax and Kentucky per-sonal income tax, consistent with the preservation of principal.

What are the main investment strategies of the Kentucky Municipal Bond Fund?

The Fund invests in municipal bonds, the income from which is exempt from fed-eral income tax and Kentucky personal income tax. The Fund also may invest in municipal bonds issued by other states and territories. The Fund's average weighted maturity normally will range between five and 20 years. Banc One In-vestment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, Banc One Investment Advisors looks for individual securities that it believes will per-form well over market cycles. The Kentucky Municipal Bond Fund spreads its holdings across various security types within the municipal securities market. Banc One Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex le-gal and technical structure of the transaction. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are municipal bonds?


Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, Tax Anticipation Notes and participations in pools of municipal securities.


Will any portion of my investment be subject to the federal alternative minimum tax?


Up to 100% of the Fund's assets may be invested in municipal bonds, the inter-est on which may be subject to the federal alternative minimum tax for individ-uals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum tax-able income. Any capital gains distributed by the Fund may be taxable.


What are the main risks of investing in the Kentucky Municipal Bond Fund?
The main risks of investing in the Kentucky Municipal Bond Fund and the circum-stances likely to adversely affect your investment are described below. The share price of the Kentucky Municipal Bond Fund will change every day in re-sponse to market conditions. You may lose money if you invest in the Kentucky Municipal Bond Fund. For additional information on risk, please read "Invest-ment Risks."

main risks

Non-Diversification. The Kentucky Municipal Bond Fund is "non-diversified." This means that the Fund may invest a more significant portion of its assets in the

                                       22
----

  Fund Summary             Kentucky Municipal Bond Fund
---------------------------
securities of a single issuer than can a "diversified" fund. Non-diversifica-tion increases the risk of loss to the Fund if an issuer fails to make interest or principal payments or if the market value of a security declines.

Geographic Concentration. Because the Kentucky Municipal Bond Fund is not di-versified and because it concentrates its investments in the securities of is-suers in Kentucky, certain factors including economic conditions, constitu-tional amendments, legislative and executive measures, and voter initiatives may have a disproportionately negative effect on the Fund's investments. For example, securities issued by Kentucky and its agencies are general obligations of the issuer only in those rare instances when they are approved by the voters in a state-wide referendum. In other instances, payment generally is dependent on only the revenues generated directly from the properties financed by the se-curities or the lease payments from a user which may be bound by only a short-term lease.

Interest Rate Risk. The Fund invests mainly in bonds and other debt securities. These securities will increase or decrease in value based on changes in inter-est rates. If rates increase, the value of the Fund's investments generally de-clines. On the other hand, if rates fall, the value of the investments gener-ally increases. Your investment will decline in value if the value of a Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your invest-ment.

Derivatives. The Fund may invest in securities that are considered to be deriv-atives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as ex-pected, the value of the derivative security and your investment in the Fund declines. Generally, derivatives are more volatile and are riskier in terms of both liquidity and value than traditional investments.

Credit Risk. There is a risk that issuers and counterparties will not make pay-ments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securi-ties held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect li-quidity and make it difficult for the Fund to sell the security.

Portfolio Quality. The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative character-istics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.


                                       23
----

  Fund Summary             Kentucky Municipal Bond Fund
---------------------------

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the Kentucky Municipal Bond Fund performed?
By showing the variability of the Kentucky Municipal Bond Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. Please remember that the past performance of the Kentucky Municipal Bond Fund is not necessarily an indication of how the Fund will perform in the future.

Bar Chart (per calendar year)/1/,/2/ -- Class I Shares

--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [GRAPH]

                        1994            -5.67%
                        1995            15.32%
                        1996             4.18%
                        1997             7.50%
                        1998             5.52%
                        1999            -1.64%
                        2000             8.94%


/1/ For the period from January 1, 2001, through September 30, 2001, the Fund's
total return was   %.

/2/ Performance data includes the performance of the Trademark Kentucky Munici-pal Bond Fund for the period before it was consolidated with the One Group Ken-tucky Municipal Bond Fund on January 20, 1995.

--------------------------------------------------------------------------------
Best Quarter: 6.17% 1Q1995   Worst Quarter: -4.63% 1Q1994
--------------------------------------------------------------------------------

                                       24
----

  Fund Summary             Kentucky Municipal Bond Fund
---------------------------

The Average Annual Total Return Table shows how the Fund's average annual re-turns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2000/1/


--------------------------------------------------------------------------------

                                      performance
           inception                     since
         date of class 1 year 5 years   3/12/93
-------------------------------------------------
Class I                8.94%   4.84%     5.06%
-------------------------------------------------
Lehman Brothers 7
 Year Municipal Bond
 Index/2/              9.07%   5.39%     5.53%
-------------------------------------------------
Lehman Brothers 3-15
 Year Municipal Bond
 Index/3/              9.93%   5.66%         *
-------------------------------------------------
Lipper Intermediate
 Municipal Fund
 Index/4/              8.67%   4.80%     4.88%
-------------------------------------------------

/1/ The above quoted performance data includes the performance of the Trademark Kentucky Municipal Bond Fund for the period before it was consolidated with the One Group Kentucky Municipal Bond Fund on January 20, 1995.
/2/ The Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index com-prised of investment grade municipal bonds with maturities close to seven years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.
/3/ The Lehman Brothers 3-15 Year Municipal Bond Index is an unmanaged index of investment grade, tax-exempt municipal bonds with maturities of 3-15 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the per-formance of the Fund reflects the deduction of these expenses.
/4/ The Lipper Intermediate Municipal Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.
* Index did not exist.


                                       25
----

  Fund Summary             Kentucky Municipal Bond Fund
---------------------------
Fees and Expenses

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


annual fund operating expenses
-----------------------------------------------------
(expenses that are deducted from Fund         class
assets)                                         i
-----------------------------------------------------
Investment Advisory Fees                        .45%
-----------------------------------------------------
Other Expenses                                  .21%
-----------------------------------------------------
Total Annual Fund Operating Expenses            .66%
-----------------------------------------------------
Fee Waiver [and/or Expense Reimbursement]/1/  (0.03%)
-----------------------------------------------------
Net Expenses                                    .63%
-----------------------------------------------------




/1/Banc One Investment Advisors Corporation and the Administrator have contrac-tually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .63% for Class I shares for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples

--------------------------------------------------------------------------------

             1 year/1/            3 years                   5 years                   10 years
                        ----------------------------------------------------------------------
                $66                $212                      $371                       $833
                        ----------------------------------------------------------------------

The examples are in-
tended to help you
compare the cost of
investing in the
Fund with the cost
of investing in
other mutual
                        /1/Without contractual fee waivers, 1 Year expenses
                          would be $68.
funds. The examples assume that you invest $10,000 in the Fund for the time pe-riods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them to the end of the period shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                                       26
----

                     --------------------------------------------------
  ONE GROUP(R)             Louisiana Municipal Bond Fund
------------------------------------------------------------------------
Fund Summary: Investments, Risk & Performance

What is the goal of the Louisiana Municipal Bond Fund?
The Fund seeks current income exempt from federal income tax and Louisiana per-sonal income tax, consistent with the preservation of principal.

What are the main investment strategies of the Louisiana Municipal Bond Fund?

The Fund invests in municipal bonds, the income from which is exempt from fed-eral income tax and Louisiana personal income tax. A portion of the Fund's to-tal assets also may be invested in municipal bonds issued by other states and territories. The Fund's average weighted maturity normally will range between five and 20 years. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, Banc One Investment Advisors looks for individual securi-ties that it believes will perform well over market cycles. The Louisiana Mu-nicipal Bond Fund spreads its holdings across various security types within the municipal securities market. Banc One Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are municipal bonds?


Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, Tax Anticipation Notes and participations in pools of municipal securities.


Will any portion of my investment be subject to the federal alternative minimum tax?


Up to 100% of the Fund's assets may be invested in municipal bonds, the inter-est on which may be subject to the federal alternative minimum tax for individ-uals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum tax-able income. Any capital gains distributed by the Fund may be taxable.


What are the main risks of investing in the Louisiana Municipal Bond Fund?
The main risks of investing in the Louisiana Municipal Bond Fund and the cir-cumstances likely to adversely affect your investment are described below. The share price of the Louisiana Municipal Bond Fund will change every day in re-sponse to market conditions. You may lose money if you invest in the Louisiana Municipal Bond Fund. For additional information on risk, please read "Invest-ment Risks."

                                       27
----

  Fund Summary             Louisiana Municipal Bond Fund
---------------------------
MAIN RISKS

Non-Diversification. The Louisiana Municipal Bond Fund is "non-diversified." This means that the Fund may invest a more significant portion of its assets in the securities of a single issuer than can a "diversified" fund. Non-diversifi-cation increases the risk of loss to the Fund if an issuer fails to make inter-est or principal payments or if the market value of a security declines.

Geographic Concentration. Because the Louisiana Municipal Bond Fund is not di-versified and because it concentrates its investments in the securities of is-suers in Louisiana, certain factors including economic conditions, constitu-tional amendments, legislative and executive measures, and voter initiatives may have a disproportionately negative effect on the Fund's investments. For example, the Louisiana economy is heavily dependent on a single industry, in this case energy (oil and gas). Louisiana continues to recover from the oil price declines of the mid-1980's. Although Louisiana has reduced its per capita debt burden to more moderate levels, wealth and income indicators are below the national average. Louisiana's average employment growth for the past five years is the highest since 1982. Economic growth is expected to follow the national trend and slow over the next five years.

Interest Rate Risk. The Fund invests mainly in bonds and other debt securities. These securities will increase or decrease in value based on changes in inter-est rates. If rates increase, the value of the Fund's investments generally de-clines. On the other hand, if rates fall, the value of the investments gener-ally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your invest-ment.

Derivatives. The Fund may invest in securities that are considered to be deriv-atives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as ex-pected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and are riskier in terms of both liquidity and value than traditional investments.

Credit Risk. There is a risk that issuers and counterparties will not make pay-ments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securi-ties held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect li-quidity and make it difficult for the Fund to sell the security.

Portfolio Quality. The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered

                                       28
----

  Fund Summary             Louisiana Municipal Bond Fund
---------------------------
investment grade securities, they are considered to have speculative character-istics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the Louisiana Municipal Bond Fund performed?
By showing the variability of the Louisiana Municipal Bond Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. Please remember that the past performance of the Louisiana Municipal Bond Fund is not necessarily an indication of how the Fund will perform in the future.

Bar Chart (per calendar year)/1/,/2/ -- Class I Shares

--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [GRAPH]

                        1991             9.93%
                        1992             7.97%
                        1993            10.35%
                        1994            -3.25%
                        1995            12.02%
                        1996             4.41%
                        1997             7.41%
                        1998             5.59%
                        1999            -2.05%
                        2000             9.28%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's total return was %.

/2/Performance data includes the performance of the Paragon Louisiana Tax-Free
  Bond Fund for the period before it was consolidated with the One Group Loui-siana Municipal Bond Fund on March 26, 1996. For periods prior to the com-mencement of operations of Class I shares on March 26, 1996, Class I perfor-mance is based on Class A performance from December 29, 1989 to March 25, 1996, unadjusted for differences in expenses.

--------------------------------------------------------------------------------
Best Quarter: 4.81% 1Q1995   Worst Quarter: -4.19% 1Q1994
--------------------------------------------------------------------------------

                                       29
----

  Fund Summary             Louisiana Municipal Bond Fund
---------------------------
The Average Annual Total Return Table shows how the Fund's average annual re-turns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2000/1/


--------------------------------------------------------------------------------

             inception            5             performance
         date of class 1 year years 10 years since 12/29/89
-----------------------------------------------------------
Class I     3/26/96    9.28%  4.86%  6.05%       6.21%
-----------------------------------------------------------
Lehman Brothers 7
 Year Municipal Bond
 Index/2/              9.07%  5.39%  6.76%       6.81%
-----------------------------------------------------------
Lehman Brothers 3-15
 Year Municipal Bond
 Index/3/              9.93%  5.66%      *           *
-----------------------------------------------------------
Lipper Intermediate
 Municipal Bond Fund
 Index/4/              8.67%  4.80%  6.09%       6.15%
-----------------------------------------------------------


/1/The above-quoted performance data includes the performance of the Paragon
  Louisiana Tax-Free Bond Fund for the period before it was consolidated with the One Group Louisiana Municipal Bond Fund on March 26, 1996. For periods prior to the commencement of operations of Class I shares on March 26, 1996, Class I performance is based on Class A performance from December 29, 1989 to March 25, 1996 unadjusted for differences in expenses.
/2/The Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.
/3/The Lehman Brothers 3-15 Year Municipal Bond Index is an unmanaged index of investment grade, tax-exempt municipal bonds with maturities of 3-15 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.
/4/The Lipper Intermediate Municipal Bond Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.
* Index did not exist.

                                       30
----

  Fund Summary             Louisiana Municipal Bond Fund
---------------------------

Fees and Expenses

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


annual fund operating expenses
-----------------------------------------------------
(expenses that are deducted from Fund
assets)                                       class i
-----------------------------------------------------
Investment Advisory Fees                        .60%
-----------------------------------------------------
Other Expenses                                  .21%
-----------------------------------------------------
Total Annual Fund Operating Expenses            .81%
-----------------------------------------------------
Fee Waiver [and/or Expense Reimbursement]/1/   (.18%)
-----------------------------------------------------
Net Expenses                                    .63%
-----------------------------------------------------




/1/Banc One Investment Advisors Corporation and the Administrator have contrac-tually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .63% for Class I shares for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples

--------------------------------------------------------------------------------

             1 year/1/            3 years                   5 years                   10 years
                        ----------------------------------------------------------------------
                $66                $247                      $443                      $1,009
                        ----------------------------------------------------------------------

The examples are in-
tended to help you
compare the cost of
investing in the
Fund with the cost
of in-
                        /1/Without contractual fee waivers, 1 Year expenses
                           would be $85.
vesting in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge
(load) on reinvested dividends.

                                       31
----

                     --------------------------------------------------
  ONE GROUP(R)             Michigan Municipal Bond Fund
------------------------------------------------------------------------

Fund Summary: Investments, Risk & Performance

What is the goal of the Michigan Municipal Bond Fund?
The Fund seeks current income exempt from federal income tax and Michigan per-sonal income tax, consistent with the preservation of principal.

What are the main investment strategies of the Michigan Municipal Bond Fund?

The Fund invests in municipal bonds, the income from which is exempt from fed-eral income tax and Michigan personal income tax. A portion of the Fund's total assets also may be invested in municipal bonds issued by other states and ter-ritories. The Fund's average weighted maturity normally will range between five and 20 years. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, Banc One Investment Advisors looks for individual securi-ties that it believes will perform well over market cycles. The Michigan Munic-ipal Bond Fund spreads its holdings across various security types within the municipal securities market. Banc One Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are municipal bonds?


Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, Tax Anticipation Notes and participations in pools of municipal securities.


Will any portion of my investment be subject to the federal alternative minimum tax?


Up to 100% of the Fund's assets may be invested in municipal bonds, the inter-est on which may be subject to the federal alternative minimum tax for individ-uals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum tax-able income. Any capital gains distributed by the Fund may be taxable.


What are the main risks of investing in the Michigan Municipal Bond Fund?
The main risks of investing in the Michigan Municipal Bond Fund and the circum-stances likely to adversely affect your investment are described below. The share price of the Michigan Municipal Bond Fund will change every day in re-sponse to market conditions. You may lose money if you invest in the Michigan Municipal Bond Fund. For additional information on risk, please read "Invest-ment Risks."

                                       32
----

  Fund Summary             Michigan Municipal Bond Fund
---------------------------

main risks

Non-Diversification. The Michigan Municipal Bond Fund is "non-diversified." This means that the Fund may invest a more significant portion of its assets in the securities of a single issuer than can a "diversified" fund. Non-diversifi-cation increases the risk of loss to the Fund if an issuer fails to make inter-est or principal payments or if the market value of a security declines.

Geographic Concentration. Because the Michigan Municipal Bond Fund is not di-versified and because it concentrates its investments in the securities of is-suers in Michigan, certain factors including economic conditions, constitu-tional amendments, legislative and executive measures, and voter initiatives may have a disproportionately negative effect on the Fund's investments. For example, the Michigan economy is heavily dependent on the automobile industry, a highly cyclical industry. This affects the revenue streams of the state and local governments because of its impact on tax sources, particularly sales tax-es, income taxes and Michigan single business taxes. State and local revenues also are affected by statutory and constitutional changes adopted in 1993 and 1994, which limit annual assessment increases and transfer a substantial part of the financing of education costs from local property taxes to sales taxes and other taxes imposed at the state level.

Interest Rate Risk. The Fund invests mainly in bonds and other debt securities. These securities will increase or decrease in value based on changes in inter-est rates. If rates increase, the value of the Fund's investments generally de-clines. On the other hand, if rates fall, the value of the investments gener-ally increases. Your investment will decline in value if the value of a Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your invest-ment.

Derivatives. The Fund may invest in securities that are considered to be deriv-atives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as ex-pected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and are riskier in terms of both liquidity and value than traditional investments.

Credit Risk. There is a risk that issuers and counterparties will not make pay-ments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securi-ties held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect li-quidity and make it difficult for the Fund to sell the security.

Portfolio Quality. The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered

                                       33
----

  Fund Summary             Michigan Municipal Bond Fund
---------------------------
investment grade securities, they are considered to have speculative character-istics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the Michigan Municipal Bond Fund performed?
By showing the variability of the Michigan Municipal Bond Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. Please remember that the past performance of the Michigan Municipal Bond Fund is not necessarily an indication of how the Fund will perform in the future.

Bar Chart (per calendar year)/1/,/2/ -- Class I Shares

--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [GRAPH]

                        1994            -5.37%
                        1995            16.43%
                        1996             3.46%
                        1997             9.42%
                        1998             5.91%
                        1999            -3.91%
                        2000            10.80%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's
  total return was   %.

/2/Performance data includes the performance of the Pegasus Michigan Municipal
  Bond Fund for the period before it was consolidated with the One Group Michi-gan Municipal Bond Fund on March 22, 1999.

--------------------------------------------------------------------------------
Best Quarter: 6.71% 1Q1995   Worst Quarter: -5.52% 1Q1994
--------------------------------------------------------------------------------

                                       34
----

  Fund Summary             Michigan Municipal Bond Fund
---------------------------

The Average Annual Total Return Table shows how the Fund's average annual re-turns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2000/1/


--------------------------------------------------------------------------------

                                                                    performance
                                           inception                      since
                                       date of class 1 year 5 years      2/1/93
-------------------------------------------------------------------------------
Class I                                   2/1/93     10.80%  5.01%     5.73%
-------------------------------------------------------------------------------
Lehman Brothers 7 Year Municipal Bond
 Index/2/                                             9.07%  5.39%     5.87%
-------------------------------------------------------------------------------
Lehman Brothers Michigan Municipal
 Bond Index/3/                                       11.56%  5.82%         *
-------------------------------------------------------------------------------
Lipper Michigan Municipal Debt Fund Index/4/         10.47%  4.63%     5.45%
-------------------------------------------------------------------------------

/1/ The above-quoted performance data includes the performance of the Pegasus Michigan Municipal Bond Fund for the period before it was consolidated with the One Group Michigan Municipal Bond Fund on March 22, 1999.
/2/ The Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index com-prised of investment grade municipal bonds with maturities close to seven years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.
/3/ The Lehman Brothers Michigan Municipal Debt Fund Index is an unmanaged in-dex generally representative of the Michigan municipal bond market. The perfor-mance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.
/4/ The Lipper Michigan Municipal Bond Fund Index is comprised of funds that limit their asset to those securities that are exempt from taxation in a spe-cific state (double tax-exempt) or city (triple tax-exempt).
* Index did not exist.


                                       35
----

  Fund Summary             Michigan Municipal Bond Fund
---------------------------
Fees and Expenses

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


annual fund operating expenses
-----------------------------------------------------
(expenses that are deducted from Fund
assets)                                       class i
-----------------------------------------------------
Investment Advisory Fees                        .45%
-----------------------------------------------------
Other Expenses                                  .19%
-----------------------------------------------------
Total Annual Fund Operating Expenses            .64%
-----------------------------------------------------
Fee Waiver [and/or Expense Reimbursement]/1/   (.01%)
-----------------------------------------------------
Net Expenses                                    .63%
-----------------------------------------------------


/1/Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total fund operating expenses to .63% for Class I shares for the period beginning November 1, 2001 and ending on October 31, 2002.


Examples

--------------------------------------------------------------------------------

             1 Year             3 years                     5 years                     10 years
                        ------------------------------------------------------------------------
              $66                $208                        $362                         $810
                        ------------------------------------------------------------------------

The examples are
intended to help you
compare the cost of
investing in the
Fund with the cost
of
investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them to the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge
(load) on reinvested dividends.

                                       36
----

                     --------------------------------------------
  ONE GROUP(R)             Ohio Municipal Bond Fund
------------------------------------------------------------------

Fund Summary: Investments, Risk & Performance

What is the goal of the Ohio Municipal Bond Fund?
The Fund seeks current income exempt from federal income tax and Ohio personal income tax, consistent with the preservation of principal.

What are the main investment strategies of the Ohio Municipal Bond Fund?

The Fund invests in municipal bonds, the income from which is exempt from fed-eral income tax and Ohio personal income tax. A portion of the Fund's total as-sets also may be invested in municipal bonds issued by other states and terri-tories. The Fund's average weighted maturity normally will range between five and 20 years. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, Banc One Investment Advisors looks for individual securi-ties that it believes will perform well over market cycles. The Ohio Municipal Bond Fund spreads its holdings across various security types within the munici-pal securities market. Banc One Investment Advisors selects individual securi-ties after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are municipal bonds?


Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, Tax Anticipation Notes and participations in pools of municipal securities.


Will any portion of my investment be subject to the federal alternative minimum tax?


Up to 100% of the Fund's assets may be invested in municipal bonds, the inter-est on which may be subject to the federal alternative minimum tax for individ-uals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum tax-able income. Any capital gains distributed by the Fund may be taxable.


What are the main risks of investing in the Ohio Municipal Bond Fund?
The main risks of investing in the Ohio Municipal Bond Fund and the circum-stances likely to adversely affect your investment are described below. The share price of the Ohio Municipal Bond Fund will change every day in response to market conditions. You may lose money if you invest in the Ohio Municipal Bond Fund. For additional information on risk, please read "Investment Risks."

main risks

Non-Diversification. The Ohio Municipal Bond Fund is "non-diversified." This means that the Fund may invest a more significant portion of its assets in the

                                       37
----

  Fund Summary             Ohio Municipal Bond Fund
---------------------------
securities of a single issuer than can a "diversified" fund. Non-diversifica-tion increases the risk of loss to the Fund if an issuer fails to make interest or principal payments or if the market value of a security declines.

Geographic Concentration. Because the Ohio Municipal Bond Fund is not diversi-fied and because it concentrates its investments in the securities of issuers in Ohio, certain factors including economic conditions, constitutional amend-ments, legislative and executive measures, and voter initiatives may have a disproportionately negative effect on the Fund's investments. For example, the Ohio economy relies to a significant degree on manufacturing. As a result, eco-nomic activity in Ohio tends to be cyclical, which may affect the market value of Ohio Municipal Securities or the ability of issuers to make timely payments of interest and principal.

Interest Rate Risk. The Fund invests mainly in bonds and other debt securities. These securities will increase or decrease in value based on changes in inter-est rates. If rates increase, the value of the Fund's investments generally de-clines. On the other hand, if rates fall, the value of the investments gener-ally increases. Your investment will decline in value if the value of a Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your invest-ment.

Derivatives. The Fund may invest in securities that are considered to be deriv-atives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as ex-pected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and are riskier in terms of both liquidity and value than traditional investments.

Credit Risk. There is a risk that issuers and counterparties will not make pay-ments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securi-ties held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect li-quidity and make it difficult for the Fund to sell the security.

Portfolio Quality. The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative character-istics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.


Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                       38
----

  Fund Summary             Ohio Municipal Bond Fund
---------------------------

How has the Ohio Municipal Bond Fund performed?
By showing the variability of the Ohio Municipal Bond Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. Please remember that the past performance of the Ohio Municipal Bond Fund is not necessarily an indication of how the Fund will perform in the future.

Bar Chart (per calendar year)/1/ -- Class I Shares

--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [GRAPH]

                        1992             8.54%
                        1993            11.52%
                        1994            -4.71%
                        1995            13.28%
                        1996             4.15%
                        1997             7.46%
                        1998             5.64%
                        1999            -2.10%
                        2000             8.97%


1 For the period from January 1, 2001, through September 30, 2001, the Fund's total return was %.


--------------------------------------------------------------------------------
Best Quarter: 4.89% 1Q1995   Worst Quarter: -4.71% 1Q1994
--------------------------------------------------------------------------------

                                       39
----

  Fund Summary             Ohio Municipal Bond Fund
---------------------------

The Average Annual Total Return Table shows how the Fund's average annual re-turns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2000/1/


--------------------------------------------------------------------------------

                                     performance
             inception     1               since
         date of class  year 5 years      7/2/91
------------------------------------------------
Class I     7/2/91     8.97%  4.75%     6.06%
------------------------------------------------
Lehman Brothers 7
 Year Municipal Bond
 Index/1/              9.07%  5.39%     6.67%
------------------------------------------------
Lehman Brothers 3-15
 Year Municipal Bond
 Index/2/              9.93%  5.66%         *
------------------------------------------------
Lipper Intermediate
 Municipal Fund
 Index/3/              8.67%  4.80%     5.98%
------------------------------------------------


/1/The Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index com-prised of investment group municipal bonds with maturities close to seven years. The performance of the index does not reflect the deduction of ex-penses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these ex-penses.

/2/The Lehman Brothers 3-15 Year Municipal Bond Index is an unmanaged index of investment grade, tax-exempt municipal bonds with maturities of 3-15 years. The performance of the index does not reflect the deduction of expenses as-sociated with a mutual fund, such as investment management fees. By con-trast, the performance of the Fund reflects the deduction of these expenses.
/3/The Lipper Intermediate Municipal Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.
* Index did not exist.



                                       40
----

  Fund Summary             Ohio Municipal Bond Fund
---------------------------
Fees and Expenses

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


annual fund operating expenses
-----------------------------------------------------
(expenses that are deducted from Fund
assets)                                       class i
-----------------------------------------------------
Investment Advisory Fees                        .60%
-----------------------------------------------------
Other Expenses                                  .21%
-----------------------------------------------------
Total Annual Fund Operating Expenses            .81%
-----------------------------------------------------
Fee Waiver [and/or Expense Reimbursement]/1/  (.18%)
-----------------------------------------------------
Net Expenses                                    .63%
-----------------------------------------------------




/1/Banc One Investment Advisors Corporation and the Administrator have contrac-tually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .63% for Class I shares for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples

--------------------------------------------------------------------------------

             1 year/1/            3 years                   5 years                   10 years
                        ----------------------------------------------------------------------
                $63                $244                      $440                      $1,006
                        ----------------------------------------------------------------------

The examples are in-
tended to help you
compare the cost of
investing in the
Fund with the cost
of
                        /1/Without contractual fee waivers, 1 Year expenses
                          would be $85.
investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them to the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge
(load) on reinvested dividends.

                                       41
----

                     -------------------------------------------------------
  ONE GROUP(R)             West Virginia Municipal Bond Fund
-----------------------------------------------------------------------------

Fund Summary: Investments, Risk & Performance

What is the goal of the West Virginia Municipal Bond Fund?
The Fund seeks current income exempt from federal income tax and West Virginia personal income tax, consistent with the preservation of principal.

What are the main investment strategies of the West Virginia Municipal Bond
Fund?

The Fund invests in municipal bonds, the income from which is exempt from fed-eral income tax and West Virginia personal income tax. A portion of the Fund's total assets also may be invested in municipal bonds issued by other states and territories. The Fund's average weighted maturity normally will range between five and 20 years. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, Banc One Investment Advisors looks for individual securi-ties that it believes will perform well over market cycles. The West Virginia Municipal Bond Fund spreads its holdings across various security types within the municipal securities market. Banc One Investment Advisors selects individ-ual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are municipal bonds?


Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, Tax Anticipation Notes and participations in pools of municipal securities.


Will any portion of my investment be subject to the federal alternative minimum tax?


Up to 100% of the Fund's assets may be invested in municipal bonds, the inter-est on which may be subject to the federal alternative minimum tax for individ-uals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum tax-able income. Any capital gains distributed by the Fund may be taxable.


What are the main risks of investing in the West Virginia Municipal Bond Fund? The main risks of investing in the West Virginia Municipal Bond Fund and the circumstances likely to adversely affect your investment are described below. The share price of the West Virginia Municipal Bond Fund will change every day in response to market conditions. You may lose money if you invest in the West Virginia Municipal Bond Fund. For additional information on risk, please read "Investment Risks."

                                       42
----

  Fund Summary             West Virginia Municipal Bond Fund
---------------------------

main risks

Non-Diversification. The West Virginia Municipal Bond Fund is "non-diversi-fied." This means that the Fund may invest a more significant portion of its assets in the securities of a single issuer than can a "diversified" fund. Non-diversification increases the risk of loss to the Fund if an issuer fails to make interest or principal payments or if the market value of a security de-clines.

Geographic Concentration. Because the West Virginia Municipal Bond Fund is not diversified and because it concentrates its investments in the securities of issuers in West Virginia, certain factors including economic conditions, con-stitutional amendments, legislative and executive measures, and voter initiatives may have a disproportionately negative effect on the Fund's invest-ments. For example, coal mining and related industries are an important part of the West Virginia economy. Increased government regulation and a reduced demand for coal has adversely affected that industry. West Virginia's unemployment rate is above the national average.

Interest Rate Risk. The Fund invests mainly in bonds and other debt securities. These securities will increase or decrease in value based on changes in inter-est rates. If rates increase, the value of the Fund's investments generally de-clines. On the other hand, if rates fall, the value of the investments gener-ally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your invest-ment.

Derivatives. The Fund may invest in securities that are considered to be deriv-atives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as ex-pected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and are riskier in terms of both liquidity and value than traditional investments.

Credit Risk. There is a risk that issuers and counterparties will not make pay-ments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securi-ties held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect li-quidity and make it difficult for the Fund to sell the security.

Portfolio Quality. The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative character-istics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.


                                       43
----

  Fund Summary             West Virginia Municipal Bond Fund
---------------------------

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the West Virginia Municipal Bond Fund performed?
By showing the variability of the West Virginia Municipal Bond Fund's perfor-mance from year to year, the chart and table below help show the risk of in-vesting in the Fund. Please remember that the past performance of the West Vir-ginia Municipal Bond Fund is not necessarily an indication of how the Fund will perform in the future.

Bar Chart (per calendar year)/1/ -- Class I Shares

--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [GRAPH]

                        1991             9.01%
                        1992             6.93%
                        1993             7.73%
                        1994            -0.12%
                        1995            10.66%
                        1996             4.71%
                        1997             7.90%
                        1998             5.87%
                        1999            -2.20%
                        2000             9.28%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's
  total return was   %. The West Virginia Municipal Bond Fund commenced opera-
  tions on January 20, 1997, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guide-lines, and restrictions as the Fund. The quoted performance of the Fund in-cludes the performance of the common trust fund for the period prior to the Fund's commencement of operations as adjusted to reflect the expenses associ-ated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversifica-tion requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.


--------------------------------------------------------------------------------
Best Quarter: 4.06% 1Q1995   Worst Quarter: -2.04% 2Q1999
--------------------------------------------------------------------------------

                                       44
----

  Fund Summary             West Virginia Municipal Bond Fund
---------------------------
The Average Annual Total Return Table shows how the Fund's average annual re-turns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2000/1/


--------------------------------------------------------------------------------

             inception                            performance
         date of class 1 year 5 years 10 years since 12/31/83
-------------------------------------------------------------
Class I     1/20/97    9.28%   5.04%   5.90%       6.90%
-------------------------------------------------------------
Lehman Brothers 7
 Year Municipal Bond
 Index/2/              9.07%   5.39%   6.76%           *
-------------------------------------------------------------
Lehman Brothers 3-15
 Year Municipal Bond
 Index/3/              9.93%   5.66%       *           *
-------------------------------------------------------------
Lipper Intermediate
 Municipal Fund
 Index/4/              8.67%   4.80%   6.09%           *
-------------------------------------------------------------

/1/The West Virginia Municipal Bond Fund commenced operations on
  January 20, 1997, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objec-tives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for period prior to the Fund's commencement of operations as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been reg-istered, its return may have been lower.
/2/The Lehman Brothers 7 Year Municipal Bond Index is an unman-aged index comprised of investment grade municipal bonds with maturities close to seven years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these ex-penses.
/3/The Lehman Brothers 3-15 Year Municipal Bond Index is an un-managed index comprised of investment grade, tax-exempt munici-pal bonds with maturities of 3-15 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By con-trast, the performance of the Fund reflects the deduction of these expenses.
/4/The Lipper Intermediate Municipal Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.
* Index did not exist.


                                       45
----

  Fund Summary             West Virginia Municipal Bond Fund
---------------------------

Fees and Expenses

--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


annual fund operating expenses
-----------------------------------------------------
(expenses that are deducted from Fund
assets)                                       class i
-----------------------------------------------------
Investment Advisory Fees                        .45%
-----------------------------------------------------
Other Expenses                                  .21%
-----------------------------------------------------
Total Annual Fund Operating Expenses            .66%
-----------------------------------------------------
Fee Waiver [and/or Expense Reimbursement]/1/   (.03%)
-----------------------------------------------------
Net Expenses                                    .63%
-----------------------------------------------------




/1/Banc One Investment Advisors Corporation and the Administrator have contrac-tually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .63% for Class I shares for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples

--------------------------------------------------------------------------------

              1 year/1/           3 years                   5 years                   10 years
                        ----------------------------------------------------------------------
                 $66               $215                      $376                       $844
                        ----------------------------------------------------------------------

The examples are in-
tended to help you
compare the cost of
investing in the
Fund with the cost
of
                        /1/Without contractual fee waivers, 1 Year expenses
                           would be $69.
investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge
(load) on reinvested dividends.

                                       46
----

                     --------------------------------------
  ONE GROUP(R)             More About The Funds
------------------------------------------------------------
Each of the ten funds described in this prospectus is a series of One Group Mu-tual Funds and is managed by Banc One Investment Advisors Corporation. For more information about One Group and Banc One Investment Advisors, please read "Man-agement of the Funds" and the Statement of Additional Information.

Principal Investment Strategies

The mutual funds described in this prospectus are designed to produce income exempt from federal and/or state income tax. The principal investment strate-gies that are used to meet each Fund's investment objective are described in "Fund Summaries: Investments, Risk & Performance" in the front of this prospec-tus. They are also described below.

                             FUNDAMENTAL POLICIES

 Each Fund's investment strategy may involve "fundamental policies." A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund.



There can be no assurance that the Funds will achieve their investment objec-tives. Please note that each Fund also may use strategies that are not de-scribed below, but which are described in the Statement of Additional Informa-tion.

one group short-term municipal bond fund. Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from federal income tax. This is a fundamental policy. For pur-poses of this policy, the Fund's net assets include borrowings by the Fund for investment purposes. The Fund also invests in mortgage-backed and restricted securities. The securities in which the fund invests may have fixed rates of return or floating or variable rates.


 . The Fund will, from time to time, invest more than 25% of its total as-sets in municipal housing authority obligations.


 . Up to 20% of the Fund's total assets may be held in cash or cash equiva-lents.


 . The Fund's average weighted maturity normally will be three years or less.


one group intermediate tax-free bond fund. Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from federal income tax. This is a fundamental policy. For pur-poses of this policy, the Fund's net assets include borrowings by the Fund for investment purposes. The Fund also invests in restricted securities. The secu-rities in which the fund invests may have fixed rates of return or floating or variable rates.


 . The Fund's average weighted maturity normally will range between three and ten years.


one group tax-free bond fund. Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from federal income tax. This is a fundamental policy. For the purposes of this policy, the Fund's net assets include borrowings by the Fund for investment pur

-

------------
             WHAT IS AVERAGE WEIGHTED MATURITY?

    Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual bonds in a fund calculated so as to count most heavily those se-curities with the highest dollar value. Average maturity is important to bond investors as an in-dication of a Fund's sensitivity to changes in interest rates. Usually, the longer the average maturity, the more fluctuation in share price you can expect. The terms "Intermediate" and "Short-
    Term" in a fund's name refer to the average matu-rity the Fund maintains. Mortgage-related securi-ties are subject to prepayment of principal, which can shorten the average weighted maturity of the Fund's portfolio. Therefore, in the case of a Fund holding mortgage-backed securities, the average weighted maturity of the Fund is equiva-lent to its weighted average life. Weighted aver-age life is the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions.


poses. The securities in which the fund invests may have fixed rates of return or floating or variable rates.


 . Up to 20% of the Fund's total assets may be held in cash or cash equiva-lents.


 .  The Fund may invest without regard to maturity.


one group municipal income fund. Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is ex-empt from federal income tax. This is a fundamental policy. For the purposes of this policy, the Fund's net assets include borrowings by the Fund for invest-ment purposes. The Fund also invests in mortgage-backed securities and re-stricted securities. The securities in which the Fund invests may have fixed rates of return or floating or variable rates.


 . As a matter of fundamental policy, the Fund will not invest more than 25% of its total assets:


  (i) in securities within a single industry; or


  (ii) in securities of governmental units or issuers in the same state, territory or possession. However, from time to time, the Fund will invest more than 25% of its total assets in municipal housing authority obliga-tions.


 . The Fund's average weighted maturity will range from five to 15 years, although the Fund may shorten its average weighted maturity to as little as two years if appropriate for temporary defensive purposes.


one group Arizona municipal bond fund. Under normal circumstances, the Fund in-vests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and Arizona personal income tax. This is a funda-mental policy. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.


 . The Fund will purchase municipal bonds only if it receives assurances from attorneys for the issuer of the securities that the interest payable on the securities is exempt from federal income tax and Arizona personal income tax.


                                       48
----

------------

 . The securities in which the Fund invests may have fixed rates of return or floating or variable rates.


 . The Fund's average weighted maturity normally will be between five and 20 years, although the Fund may invest in securities with any maturity.


one group kentucky municipal bond fund. Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the interest from which is exempt from both federal and Kentucky personal income tax. This is a fundamental policy. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.


 . The Fund will purchase municipal bonds only if it receives assurances from attorneys for the issuer of the securities that the interest payable on the securities is exempt from federal income tax and Kentucky personal income tax.


 . The securities in which the Fund invests may have fixed rates of return or floating or variable rates.


 . The Fund's average weighted maturity normally will be between five and 20 years, although the Fund may invest in securities with any maturity.


one group louisiana municipal bond fund. Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and Louisiana personal income tax. This is a fundamental policy. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.


 . The Fund will purchase municipal bonds only if it receives assurances from attorneys for the issuer of the securities that the interest payable on the securities is exempt from federal income tax and Louisiana per-sonal income tax.


 . The securities in which the Fund invests may have fixed rates of return or floating or variable rates.


 . The Fund's average weighted maturity normally will be between five and 20 years, although the Fund may invest in securities with any maturity.


one group michigan municipal bond fund. Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and Michigan personal income tax. This is a fundamental policy. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.


 . The Fund will purchase municipal bonds only if it receives assurances from attorneys for the issuer of the securities that the interest payable on the securities is exempt from federal income tax and Michigan personal income tax.


 . The securities in which the Fund invests may have fixed rates of return or floating or variable rates.



                                       49
----

------------

 . The Fund's average weighted maturity normally will be between five and 20 years, although the Fund may invest in securities with any maturity.


one group ohio municipal bond fund. Under normal circumstances, the Fund in-vests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and Ohio personal income tax. This is a fundamental policy. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.


 . The Fund will purchase municipal bonds only if it receives assurances from attorneys for the issuer of the securities that the interest payable on the securities is exempt from federal income tax and Ohio personal in-come tax.


 . The securities in which the Fund invests may have fixed rates of return or floating or variable rates.


 . The Fund's average weighted maturity normally will be between five and 20 years, although the Fund may invest in securities with any maturity.


one group west virginia municipal bond fund. Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and West Virginia personal income tax. This is a fundamental policy. For purposes of this policy, the Fund's net assets in-clude borrowings by the Fund for investment purposes.


 . The Fund will purchase municipal bonds only if it receives assurances from attorneys for the issuer of the securities that the interest payable on the securities is exempt from federal income tax and West Virginia personal income tax.


 . The securities in which the Fund invests may have fixed rates of return or floating or variable rates.


 . The Fund's average weighted maturity normally will be between five and 20 years, although the Fund may invest in securities with any maturity.


Investment Risks


The main risks associated with investing in the Funds are described below and in "Fund Summaries: Investments, Risk Performance" at the front of this pro-spectus.


derivatives. The Funds invest in securities that may be considered to be deriv-atives. These securities may be more volatile than other investments. Deriva-tives present, to varying degrees, market, credit, leverage, liquidity and man-agement risks. A Fund's use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund did not use such instruments.


               WHAT IS A DERIVATIVE?

 Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.


                                       50
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prepayment and call risk: The Funds may invest a portion of their assets in mortgage-backed securities. The issuers of mortgage-backed and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed securities. When mortgages are prepaid, a Fund may have to reinvest in securities with a lower yield. A Fund also may fail to re-cover additional amounts (i.e., premiums) paid for securities with higher in-terest rates , resulting in an unexpected capital loss.



Portfolio Quality

Various rating organizations (like Standard & Poor's Corporation and Moody's Investors Service) assign ratings to debt securities (i.e., bonds). Generally, ratings are divided into two main categories: "Investment Grade Securities" and "Non-Investment Grade Securities." Although there is always a risk of default, rating agencies believe that issuers of Investment Grade Securities have a high probability of making payments on such securities. Non-Investment Grade Securi-ties include securities that, in the opinion of the rating agencies, are more likely to default than Investment Grade Securities. The Funds only purchase se-curities that meet the rating criteria described below. Banc One Investment Ad-visors will look at a security's rating at the time of investment. If the secu-rities are unrated, Banc One Investment Advisors must determine that they are of comparable quality to rated securities. Subsequent to its purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. Banc One Investment Advisors Corporation will consider such an event in determining whether the Fund should continue to hold the security.


 .  Municipal Securities that are bonds must be rated as investment grade.

 . Other securities such as taxable and tax-exempt commercial paper, notes and variable rate demand obligations must be rated in one of the two highest investment grade categories.


 . The Louisiana Municipal Bond Fund also may invest in short-term tax-exempt municipal securities rated at least MIG3 (VMIG3) by Moody's or SP-2 by S&P. These securities may have speculative characteristics.


For more information about ratings, please see "Description of Ratings" in the Statement of Additional Information.

Temporary Defensive Position

For liquidity and to respond to unusual market conditions, the Funds may invest all or most of their assets in cash and cash equivalents for temporary defen-sive purposes. These investments may result in a lower yield than lower-quality or longer term investments and may prevent the Funds from meeting their invest-ment objectives.

                                       51
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                WHAT IS A CASH EQUIVALENT?

    Cash equivalents are highly-liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agree-ments (other than equity repurchase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.


While the Funds are engaged in a temporary defensive position, they will not be pursuing their investment objectives. Therefore, the Funds will pursue a tempo-rary defensive position only when market conditions warrant.

Portfolio Turnover

The Funds may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Portfolio turnover may vary greatly from year to year, as well as within a particular year.

Higher portfolio turnover rates will likely result in higher transaction costs to the Funds and may result in additional tax consequences to you. The portfo-lio turnover rate for each Fund for the fiscal year ended June 30, 2001, is shown on the Financial Highlights. To the extent portfolio turnover results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates.


                                       52
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                     --------------------------------------------------
  ONE GROUP(R)             How to Do Business with
--------------------------
                           One Group Mutual Funds
Purchasing Fund Shares

Where can I buy shares?
You may purchase Fund shares:

 . Directly from One Group through The One Group Services Company (the "Dis-tributor"), and

 . From Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors, or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent.

Who may purchase Class I shares?
Class I shares may be purchased by:

 . Institutional investors, such as corporations, pension and profit sharing plans, and foundations; and any organization authorized to act in a fiducia-ry, advisory, custodial or agency capacity, including affiliates of Bank One Corporation. Accounts may be opened with the Funds' transfer agent, State Street Bank and Trust Company, either directly or through a Shareholder Ser-vicing Agent.

 .  If you have questions about eligibility, please call 1-877-691-1118.

When can I buy shares?
 . Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends, and days on which the New York Stock Exchange ("NYSE") is closed, including the following holidays:
   New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

 . Purchase requests received before 4 p.m. Eastern Time ("ET") will be effec-tive that day. On occasion, the NYSE will close before 4 p.m. ET. When that happens, purchase requests received after the NYSE closes will be effective the following business day.

 . If a Shareholder Servicing Agent holds your shares, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

 . The Distributor can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order.

 . Shares are electronically recorded. Therefore, certificates will not be is-sued.


                                       53
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

------------
How much do shares cost?
 .  Shares are sold at net asset value ("NAV").

 . NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class expenses) by the number of outstanding shares in that class.

 . The market value of a Fund's investments is determined primarily on the ba-sis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security's value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company) but before a Fund's NAV is calculated, that security may be valued by another method that the Funds believe accurately reflects fair value.


 . A Fund's NAV changes every day. NAV is calculated each business day follow-ing the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.

How do I open an account?
1. Read the prospectus carefully, and select the Fund or Funds most appropri-ate for you.

2.  Decide how much you want to invest.

 .  The minimum initial investment for Class I shares is $200,000 per Fund.

 . You are required to maintain a minimum account balance equal to the mini-mum initial investment in each Fund.

 .  Subsequent investments must be at least $5,000 per Fund.

 .  These minimums may be waived.

3. Complete the Account Application Form. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.


4. Send the completed application and a personal check (unless you choose to pay by wire) to:

    one group mutual funds
    box 8528
    boston, ma 02266-8528

                                       54
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

------------

 .  And authorize a wire to:

    state street bank and trust company
    attn: custody and shareholder services
    aba 011 000 028
    dda 99034167
    fbo one group fund
     (ex: one group intermediate tax-free bond fund-i) your account number
     (ex: 123456789)
    your account registration
     (ex: abc corporation)

If you choose to pay by wire, please call 1-877-691-1118.

5. All checks must be in U.S. dollars. One Group does not accept "third party checks." Checks made payable to any individual or company and endorsed to One Group are considered third party checks.

 All checks must be payable to one of the following:

 .  One Group Mutual Funds; or

 .  The specific Fund in which you are investing.

 Checks made payable to any party other than those listed above will be re-turned to the address provided on the account application.

6. Each time you purchase One Group shares by check or ACH, there is a seven-day holding before you can redeem those shares. This gives One Group time to receive and collect money to cover your investment.


7 If you purchase shares through a Shareholder Servicing Agent, you may be re-quired to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, ex-changes and redemptions.

8. If you have any questions, contact your Shareholder Servicing Agent or call 1-877-691-1118.

Can I purchase shares over the telephone?
Yes. Simply select this option on your Account Application Form and then:

 . Contact your Shareholder Servicing Agent or call 1-877-691-1118 to relay your purchase instructions.

                                       55
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

------------

 . Authorize a bank transfer or initiate a wire transfer to the following wire address:

    state street bank and trust company
    attn: custody & shareholder services
    aba 011 000 028
    dda 99034167
    fbo one group fund
     (ex: one group intermediate tax-free bond fund-i) your account number
     (ex: 123456789)
    your account registration
     (ex: abc corporation)

 . One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

 . You may revoke your right to make purchases over the telephone by sending a letter to:

    one group mutual funds
    p.o. box 8528
    boston, ma 02266-8528

Exchanging Fund Shares

What are my exchange privileges?
You may exchange:

 . Class I shares of a Fund for Class A shares of that Fund or for Class A or Class I shares of another One Group Fund.



 . One Group does not charge a fee for this privilege. In addition, One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.

When are exchanges processed?
Exchanges are processed the same business day they are received, provided:

 . State Street Bank and Trust Company receives the request by 4:00 p.m., ET.

 . You have provided One Group with all of the information necessary to proc-ess the exchange.

 . You have received a current prospectus of the Fund or Funds in which you wish to invest.

 . You have contacted your Shareholder Servicing Agent, if necessary.

                                       56
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

------------

Do I pay a sales charge on an exchange?


Generally, you will not pay a sales charge on an exchange. However:


 . You will pay a sales charge if you own Class I shares of a Fund and you want to exchange those shares for Class A shares, unless you qualify for a sales charge waiver.



Are exchanges taxable?
Generally:

 . An exchange between Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.


 . An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

 . You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?
Yes. The exchange privilege is not intended as a way for you to speculate on short term movements in the market. Therefore:

 . To prevent disruptions in the management of the Funds, One Group limits excessive exchange activity. Exchange activity is excessive if it exceeds two substantive exchange redemptions within 30 days of each other.

 . Excessive exchange activity will result in revocation of your exchange privilege.

 . In addition, One Group reserves the right to reject any exchange request
   (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise ad-versely affect other shareholders.

 . Your shares may be automatically redeemed and your account closed if, due to exchanges, you no longer meet the Fund's minimum balance requirement. For information on the minimum required balance, please read, "How do I open an account?".

Redeeming Fund Shares

When can I redeem shares?
You may redeem all or some of your shares on any day that the Fund is open for business.

 . Redemption requests received before 4:00 p.m. ET (or when the NYSE closes) will be effective that day.

 . All required documentation in the proper form must accompany a redemption request. One Group may refuse to honor incomplete redemption requests.

                                       57
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

------------

How do I redeem shares?
 .  You may use any of the following methods to redeem your shares:

  1. You may send a written redemption request to your Shareholder Servic-ing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

    one group mutual funds
    p.o. box 8528
    boston, ma 02266-8528

  2. You may redeem over the telephone. Please see "Can I redeem by tele-phone?" for more information.


 . One Group may require that the signature on your redemption request be guar-anteed by a participant in the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

  1.  the redemption is for shares worth $50,000 or less; and

  2.  the redemption is payable to the shareholder of record; and

  3. the redemption check is mailed to the shareholder at the record address or the redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account.


 . On the Account Application Form you may elect to have the redemption pro-ceeds mailed or wired to:

  1.  a designated commercial bank; or

  2.  your Shareholder Servicing Agent.

 .  State Street Bank and Trust Company may charge you a wire redemption fee.
   The current fee is $7.00.


 . Your redemption proceeds will be paid within seven days after receipt of the redemption request.

What will my shares be worth?
 . You will receive the NAV calculated after your redemption request is re-ceived. Please read "How Much Do Shares Cost?".

Can I redeem by telephone?
Yes, if you selected this option on your Account Application Form.

 . Contact your Shareholder Servicing Agent or call 1-877-691-1118 to relay your redemption request.


 . One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

                                       58
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

------------

Additional Information Regarding Redemptions
 . Generally, all redemptions will be for cash. However, if you redeem shares worth $500,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities se-lected in the same manner in which it computes its NAV. This process mini-mizes the effect of large redemptions on the Fund and its remaining share-holders.



 . Your shares may be automatically redeemed and your account closed if, due to redemptions or exchanges, you no longer meet the Fund's minimum balance re-quirement. For information on the minimum required balance, please read, "How Do I Open An Account?".


 .  One Group may suspend your ability to redeem when:

 1.  Trading on the New York Stock Exchange ("NYSE") is restricted.

 2.  The NYSE is closed (other than weekend and holiday closings).

 3.  The SEC has permitted a suspension.

 4.  An emergency exists.

The Statement of Additional Information offers more details about this process.

 . You generally will recognize a gain or loss on a redemption for federal in-come tax purposes. You should talk to your tax advisor before making a re-demption.

                                       59
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

                     ----------------------------------------

  ONE GROUP(R)
                           Privacy Policy

--------------------------------------------------------------



One Group Mutual Funds understands that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.


Key Definitions


This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:


 .Consumer -- an individual who applies for or obtains a financial product or service from One Group Mutual Funds for personal, family or household purposes, including individuals who don't have a continuing relationship with One Group Mutual Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representatives, but do not invest in One Group Mutual Funds.


 .Customer -- a consumer who has a continuing relationship with One Group
   Mutual Funds through record ownership of fund shares.


 .Nonpublic personal information -- any personally identifiable financial information about a consumer that is obtained by One Group Mutual Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory listing is an example of public information.


Collection of Nonpublic Personal Information


We collect information to service your account, to protect you from fraud and to make available products and services that may be of interest to you. We col-lect nonpublic personal information about you from the following sources:


 . Information we receive from you on applications or other forms, on our website or through other means;


 . Information we receive from you through transactions, correspondence and other communications with us; and


 . Information we otherwise obtain from you in connection with providing you a financial product or service.


Information Sharing with Non-Affiliated Third Parties


We do not share any nonpublic personal information about our customers or for-mer customers with anyone, except as required or permitted by law. This means we may disclose all of the information we collect, as described above, to compa

-

                                       60
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

------------

nies who help us maintain and service your account. For instance, we will share information with the transfer agent for One Group Mutual Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas or as described in the following section.


Information Sharing with Joint Marketers


We also may share the information described above in Collection of Nonpublic Personal Information with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint mar-keting agreements. However, we only provide information about you to that bro-ker-dealer or financial intermediary from whom you purchased your One Group shares. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.


Children's Online Privacy Act Disclosure


From our website, One Group Mutual Funds does not knowingly collect or use per-sonal information from children under the age of 13 without obtaining verifi-able consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.


Security


For your protection, One Group Mutual Funds maintains security standards and procedures that we continually update to safeguard against unauthorized disclo-sure of information or access to information about you.


We restrict access to nonpublic personal information about you to those indi-viduals who need to know that information to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.


One Group Mutual Funds' Privacy Commitment


One Group Mutual Funds is committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.onegroup.com.


                                       61
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                     --------------------------------------------------

  ONE GROUP(R)
                           Shareholder Information

--------------------------------------------------------------------------------
Voting Rights

The Funds do not hold annual shareholder meetings, but may hold special meet-ings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective, or approve an investment ad-visory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters re-lating solely to that Fund or class, or which affect that Fund or class differ-ently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.

Dividend Policies

dividends. The Funds generally declare dividends on the last business day of each month. Dividends are distributed on the first business day of each month. Capital gains, if any, for all Funds are distributed at least annually.

The Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment.

dividend reinvestment. You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, un-less you have elected to take such payments in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.



If you elect to receive distributions in cash and the U.S. Postal Service twice returns your check to One Group as "undeliverable", your check will be credited back to your One Group account and all future distributions will be reinvested in One Group shares.


If you want to change the way in which you receive dividends and distributions, you must write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effec-tive upon receipt by State Street. You also may call 1-877-691-1118 to make this change.

Tax Treatment of Shareholders

Taxation of Shareholder Transactions
A sale, exchange or redemption of Fund shares generally will produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions.

                                       62
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------------

Federal Taxation of Distributions

Exempt-Interest dividends. If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund's assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-in-terest dividends" to you. Generally, exempt-interest dividends are excludable from gross income. However:

 1. If you receive Social Security or Railroad Retirement benefits, you may be taxed on a portion of such benefits if you receive exempt-interest dividends from the Funds.

 2. Receipt of exempt-interest dividends may result in liability for federal alternative minimum tax and for state and local taxes, both for individ-ual and corporate shareholders.

Interest on Private Activity Bonds. The Municipal Income Fund, the Short-Term Municipal Bond Fund, the Arizona Municipal Bond Fund, the West Virginia Munici-pal Bond Fund, the Kentucky Municipal Bond Fund, the Louisiana Municipal Bond Fund, the Ohio Municipal Bond Fund and the Michigan Municipal Bond Fund may in-vest as much as 100% of their assets in municipal securities issued to finance private activities, the interest on which is a tax preference item for purposes of the federal alternative minimum tax ("Private Activity Bonds"). The Interme-diate Tax-Free Bond Fund and the Tax-Free Bond Fund may invest as much as 20% of their assets in such Private Activity Bonds. As a result, Fund shareholders who are subject to the federal alternative minimum tax may have all or a por-tion of their income from those Funds subject to federal income tax. Addition-ally, corporate shareholders will be required to take the interest on municipal securities (including municipal securities of each Fund's respective state) into account in determining their alternative minimum taxable income. Persons who are substantial users of facilities financed by Private Activity Bonds or who are "related persons" of such substantial users should consult their tax advisors before investing in the Funds.

Investment Income and Capital Gains Dividends. Each Fund will distribute sub-stantially all of its net investment income (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses) and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) on at least an annual basis. Dividends you receive from a Fund, other than "exempt-interest dividends," will be taxable to you, whether reinvested or received in cash. Dividends from a Fund's net investment income, if any, will be taxable as ordinary income and distributions from a Fund's long-term capital gains will be taxable to you as such, regardless of how long you have held the shares. Distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment (and thus were included in the price you paid). A Fund may produce taxable cap-ital gains even if it does not have income to distribute and performance has been poor.


Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid the previous December.

                                       63
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------------

State and Local Taxation of Distributions. Dividends that are derived from the Funds' investments in U.S. government obligations may not be entitled to the exemptions from state and local taxes that would be available if you purchased U.S. government obligations directly.

The funds will notify you annually of the percentage of income and distribu-tions derived from U.S. government obligations. Unless otherwise discussed be-low, investment income and capital gains dividends may be subject to state and local taxes.

Louisiana Taxes. Distributions from the Louisiana Municipal Bond Fund which are derived from interest on tax-exempt obligations of the state of Louisiana or its political subdivisions and certain obligations of the United States or its territories, are exempt from Louisiana income tax.

Arizona Taxes. Exempt-interest dividends from the Arizona Municipal Bond Fund which are derived from interest on tax-exempt obligations of the state of Ari-zona and its political subdivisions and certain obligations of the United States or its territories are exempt from Arizona income tax. Other distribu-tions from the Fund, including those related to long-term and short-term capi-tal gains, will be subject to Arizona income tax. Arizona law does not permit a deduction for interest paid or accrued on indebtedness incurred or continued to purchase or carry obligations, the interest on which is exempt from Arizona in-come tax.

West Virginia Taxes. Distributions from the West Virginia Municipal Bond Fund which are derived from interest or dividends on obligations or securities of a West Virginia state or local municipal governmental body generally are exempt from West Virginia income tax. In addition, you will not pay that tax on the portion of your income from the Fund which represents interest or dividends re-ceived on obligations or securities of the United States and some of its au-thorities, commissions or instrumentalities.

Kentucky Taxes. Dividends received from the Kentucky Municipal Bond Fund which are derived from interest on Kentucky municipal securities are exempt from the Kentucky individual income tax. Dividends paid from interest earned on securi-ties that are merely guaranteed by the federal government, repurchase agree-ments collateralized by U.S. government obligations, or from interest earned on obligations of other states are not exempt from Kentucky individual income tax. Any distributions of net short-term and net long-term capital gains earned by the Fund are includable in each Shareholder's Kentucky adjusted gross income as dividend income and long-term capital gains, respectively, and are both taxed at ordinary income tax rates.

Ohio Taxes. Dividends received from the Ohio Municipal Bond Fund which are de-rived from interest on Ohio municipal securities are exempt from the Ohio per-sonal income tax. In addition, gains from the sale or transfer of certain Ohio municipal securities are also exempt from Ohio income tax. Certain Ohio munici-palities may have retained the right to tax dividends from the Fund. Corporate investors must include the Fund shares in the corporation's tax base for pur-poses of the Ohio franchise tax net worth computation, but not for the net in-come computation.

                                       64
----

------------

Michigan Taxes. Distributions received from the Michigan Municipal Bond Fund are exempt from Michigan personal income tax to the extent they are derived from interest on tax-exempt securities, under the current position of the Mich-igan Department of Treasury. Such distributions, if received in connection with a Shareholder's business activity, may, however, be subject to Michigan single business tax. For Michigan personal income tax, and single business tax purpos-es, Fund distributions attributable to any source other than interest on tax-exempt securities will be fully taxable. Fund distributions may be subject to the uniform city income tax imposed by certain Michigan cities.

Tax Information. Information in the preceding paragraphs is based on the cur-rent law as well as current policies of the various state Departments of Taxa-tion, all of which may change.

The Form 1099 that is mailed to eligible taxpayers in January details dividends and their federal tax category. Even though the Funds provide this information, you are responsible for verifying your tax liability with your tax profession-al. For additional tax information see the Statement of Additional Information. Please note that this tax discussion is general in nature. No attempt has been made to present a complete explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders.

Shareholder Statements and Reports

One Group or your Shareholder Servicing Agent will send you transaction confir-mation statements and quarterly account statements. Please review these state-ments carefully. One Group will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Shareholder Servicing Agent may have a different cut-off time.

To reduce expenses and conserve natural resources, One Group will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or One Group reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-877-691-1118 and One Group will begin individual delivery within 30 days. If you would like to receive these docu-ments by e-mail, please visit www.onegroup.com and sign up for electronic de-livery.

If you are the record owner of your One Group shares (that is, you did not use a Shareholder Servicing Agent to buy your shares), you may access your account statements at www.onegroup.com.

In September and March you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other re-ports.

If you have any questions or need additional information, please write One Group Mutual Funds at 1111 Polaris Parkway, Columbus, OH 43271-1235, call 1-877-691-1118, or visit www.onegroup.com.

                                       65
----

                     --------------------------------------------------
  ONE GROUP(R)             Management of One Group
--------------------------
                           Mutual Funds
The Advisor

Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment pro-gram. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to One Group Mutual Funds since its inception. In addition, Banc One Investment Advi-sors serves as investment advisor to other mutual funds and individual corpo-rate, charitable and retirement accounts. As of June 30, 2001, Banc One Invest-ment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $132 billion in assets.


Advisory Fees

Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each Fund. For the most recent fiscal year, the Funds paid advisory fees at the following rates.

--------------------------------------------------------------------------------

                                                      annual rate
                                                    as percentage of
fund                                            average daily net assets
One Group(R) Short-Term Municipal Income Fund             .30%
------------------------------------------------------------------------
One Group(R) Intermediate Tax-Free Bond Fund              .39%
------------------------------------------------------------------------
One Group(R) Tax-Free Bond Fund                           .40%
------------------------------------------------------------------------
One Group(R) Municipal Income Fund                        .35%
------------------------------------------------------------------------
One Group(R) Arizona Municipal Bond Fund                  .40%
------------------------------------------------------------------------
One Group(R) Kentucky Municipal Bond Fund                 .37%
------------------------------------------------------------------------
One Group(R) Louisiana Municipal Bond Fund                .39%
------------------------------------------------------------------------
One Group(R) Michigan Municipal Bond Fund                 .40%
------------------------------------------------------------------------
One Group(R) Ohio Municipal Bond Fund                     .37%
------------------------------------------------------------------------
One Group(R) West Virginia Municipal Bond Fund            .38%
------------------------------------------------------------------------

The Fund Managers

The Funds are managed by a team of Fund managers and research analysts. The Fund managers work together to establish general duration, sector and yield curve strategies for the Funds. Each team member makes recommendations about securities to be purchased and sold in the Funds. The research analysts provide individual security and sector recommendations regarding their area of focus, while the Fund managers select and allocate individual securities in a manner designed to meet the investment objectives of the Funds.


                                       66
----

                     --------------------------------------------------

  ONE GROUP(R)
                           Financial Highlights

-----------------------------------------------------------------------



The Financial Highlights tables are intended to help you understand the Funds' performance for the last five years or the period of the Funds' operations, whichever is shorter. Certain information reflects financial results for a sin-gle Fund share. The total returns in the table represent the rate that an in-vestor would have earned or lost on an investment in the Funds (assuming rein-vestment of all dividends and distributions). This information for the Funds has been audited by PricewaterhouseCoopers LLP and other independent accoun-tants. PricewaterhouseCoopers' report, along with the Fund's financial state-ments, is incorporated by reference in the Statement of Additional Information, which is available upon request.



                                    year  ended
                                     june 30,
                                   -------------
                                                  six months    may 4, 1998
                                                    ended            to
SHORT-TERM MUNICIPAL BOND FUND                     june 30,     december 31,
CLASS I                            2001   2000     1999(a)        1998(b)
------------------------------------------------------------------------------
net asset value, beginning of
 period                                   $10.02     $10.16         $10.00
------------------------------------------------------------------------------
Investment Activities:
 Net investment income                      0.41       0.19           0.25
 Net realized and unrealized gains
  (losses) from investments                (0.12)     (0.14)          0.16
------------------------------------------------------------------------------
Total from Investment Activities            0.29       0.05           0.41
------------------------------------------------------------------------------
Distributions:
 Net investment income                     (0.41)     (0.19)         (0.25)
Total Distributions                        (0.41)     (0.19)         (0.25)
------------------------------------------------------------------------------
net asset value, end of period             $9.90     $10.02         $10.16
------------------------------------------------------------------------------
Total Return                                2.93%      0.50%(c)       4.15%(c)

ratios/supplementary data:
 Net assets at end of period (000)      $116,527   $132,902       $118,296
 Ratio of expenses to average net
  assets                                    0.57%      0.62%(d)       0.61%(d)
 Ratio of net investment income to
  average net assets                        4.09%      3.79%(d)       3.75%(d)
 Ratio of expenses to average net
  assets*                                   0.89%      0.80%(d)       0.70%(d)
 Portfolio turnover(e)                    113.70%     74.84%         32.23%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Short Mu-nicipal Bond Fund became the Short-Term Municipal Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Short Municipal Bond Fund. (B) Period from commencement of operations. (C) Not annualized. (D) Annualized. (E) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                       67
----

                     ----------------------------------------------------
  ONE GROUP(R)


--------------------------------------------------------------------------

                                               year ended june 30,
INTERMEDIATE TAX-FREE BOND FUND  ---------------------------------------------------
CLASS I                             2001      2000       1999       1998      1997
-------------------------------------------------------------------------------------
net asset value, beginning
 of period                                    $10.68      $11.15    $10.92    $10.67
-------------------------------------------------------------------------------------
Investment Activities:
 Net investment income                          0.49        0.50      0.52      0.54
 Net realized and
  unrealized gains (losses)
  from investments                             (0.27)      (0.30)     0.31      0.27
-------------------------------------------------------------------------------------
Total from Investment
 Activities                                     0.22        0.20      0.83      0.81
-------------------------------------------------------------------------------------
Distributions:
 Net investment income                         (0.49)      (0.50)    (0.52)    (0.54)
 Net realized gains                            --          (0.17)    (0.08)    (0.02)
Total Distributions                            (0.49)      (0.67)    (0.60)    (0.56)
-------------------------------------------------------------------------------------
net asset value, end of
 period                                       $10.41      $10.68    $11.15    $10.92
-------------------------------------------------------------------------------------
Total Return                                    2.19%       1.71%     7.74%     7.76%
ratios/supplementary data:
 Net assets at end of
  period (000)                              $737,277  $1,013,839  $493,686  $451,089
 Ratio of expenses to
  average net assets                            0.59%       0.59%     0.60%     0.58%
 Ratio of net investment
  income to average net
  assets                                        4.72%       4.49%     4.70%     5.05%
 Ratio of expenses to
  average net assets*                           0.80%       0.81%     0.81%     0.81%
 Portfolio turnover(a)                         86.32%     108.41%   109.03%    86.89%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                       68
----

                     ----------------------------------

  ONE GROUP(R)

--------------------------------------------------------

                                                 six
                                 year ended     months          year ended
                                  june 30,      ended          december 31,
TAX-FREE BOND FUND              -------------  june 30,      ------------------
CLASS I                         2001   2000    1999(a)         1998      1997
--------------------------------------------------------------------------------
net asset value, beginning of
 period                                $12.44    $12.98        $12.86    $12.36
--------------------------------------------------------------------------------
Investment Activities:
 Net investment income                   0.60      0.29          0.60      0.61
 Net realized and unrealized
  gains (losses) from
  investments                           (0.29)    (0.52)         0.16      0.51
--------------------------------------------------------------------------------
Total from Investment
 Activities                              0.31     (0.23)         0.76      1.12
--------------------------------------------------------------------------------
Distributions:
 Net investment income                  (0.60)    (0.30)        (0.61)    (0.62)
 Net realized gains                     --        (0.01)        (0.03)    --
 In excess of net realized
  gains                                 --        --            --        --
Total Distributions                     (0.60)    (0.31)        (0.64)    (0.62)
--------------------------------------------------------------------------------
net asset value, end of period         $12.15    $12.44        $12.98    $12.86
--------------------------------------------------------------------------------
Total Return                             2.64%    (1.78)%(c)     6.01%     9.32%
ratios/supplementary data:
 Net assets at end of period
  (000)                              $609,667  $795,839      $841,715  $355,814
 Ratio of expenses to average
  net assets                             0.60%     0.63%(d)      0.63%     0.60%
 Ratio of net investment
  income to average net assets           4.96%     4.60%(d)      4.61%     4.90%
 Ratio of expenses to average
  net assets*                            0.66%     0.66%(d)      0.63%     0.60%
 Portfolio turnover(e)                  44.41%    37.90%        22.05%    32.08%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Municipal Bond Fund became the Tax-Free Bond Fund. The Financial Highlights for the peri-ods prior to March 22, 1999, represent the Pegasus Municipal Bond Fund. (B) Ef-fective March 1, 1995, the Fund changed its fiscal year end from February 28 to December 31. (C) Not annualized. (D) Annualized. (E) Portfolio turnover is cal-culated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                       69
----

                     ----------------------------------------

  ONE GROUP(R)

-------------------------------------------------------------

                                             year ended june 30,
                                   -------------------------------------------
MUNICIPAL BOND FUND CLASS I        2001   2000      1999      1998      1997
-------------------------------------------------------------------------------
net asset value, beginning of
 period                                    $9.92    $10.11     $9.84     $9.66
-------------------------------------------------------------------------------
Investment Activities:
 Net investment income                      0.48      0.50      0.51      0.53
 Net realized and unrealized gains
  (losses) from investments                (0.46)    (0.19)     0.27      0.18
-------------------------------------------------------------------------------
Total from Investment Activities            0.02      0.31      0.78      0.71
-------------------------------------------------------------------------------
Distributions:
 Net investment income                     (0.48)    (0.50)    (0.51)    (0.53)
Total Distributions                        (0.48)    (0.50)    (0.51)    (0.53)
-------------------------------------------------------------------------------
net asset value, end of period             $9.46     $9.92    $10.11     $9.84
-------------------------------------------------------------------------------
Total Return                                0.32%     3.06%     8.09%     7.49%
ratios/supplementary data:
 Net assets at end of period (000)      $857,118  $744,647  $617,885  $408,577
 Ratio of expenses to average net
  assets                                    0.57%     0.57%     0.57%     0.57%
 Ratio of net investment income to
  average net assets                        5.07%     4.92%     5.08%     5.38%
 Ratio of expenses to average net
  assets*                                   0.67%     0.67%     0.67%     0.68%
 Portfolio turnover(a)                    100.61%    55.03%    69.76%    62.83%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                       70
----

                     ------------------------------------------------

  ONE GROUP(R)

--------------------------------------------------------------------------------

                                                                   january 20,
                                      year ended june 30,            1997 to
ARIZONA MUNICIPAL BOND FUND     ---------------------------------   june 30,
CLASS I                         2001   2000      1999      1998      1997(a)
--------------------------------------------------------------------------------
net asset value, beginning of
 period                                 $9.74    $10.15    $10.06     $10.00
--------------------------------------------------------------------------------
Investment Activities:
 Net investment income                   0.46      0.46      0.49       0.23
 Net realized and unrealized
  gains (losses) from
  investments                           (0.21)    (0.26)     0.16       0.06
--------------------------------------------------------------------------------
Total from Investment
 Activities                              0.25      0.20      0.65       0.29
--------------------------------------------------------------------------------
Distributions:
 Net investment income                  (0.46)    (0.46)    (0.49)     (0.23)
 Net realized gains                     (0.07)    (0.15)    (0.07)     --
Total Distributions                     (0.53)    (0.61)    (0.56)     (0.23)
--------------------------------------------------------------------------------
net asset value, end of period          $9.46    $ 9.74    $10.15     $10.06
--------------------------------------------------------------------------------
Total Return                             2.66%     1.94%     6.58%      2.90%(b)

ratios/supplementary data:
 Net assets at end of period
  (000)                              $195,753  $233,360  $248,590   $255,755
 Ratio of expenses to average
  net assets                             0.60%     0.61%     0.59%      0.59%(c)
 Ratio of net investment
  income to average net assets           4.82%     4.59%     4.79%      5.09%(c)
 Ratio of expenses to average
  net assets*                            0.65%     0.67%     0.65%      0.66%(c)
 Portfolio turnover(d)                  19.28%    16.29%    20.89%      5.66%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                       71
----

                     --------------------------------------------------

  ONE GROUP(R)

------------------------------------------------------------------------

                                              year ended june 30,
KENTUCKY MUNICIPAL BOND FUND CLASS  -------------------------------------------
I                                   2001   2000      1999      1998      1997
--------------------------------------------------------------------------------
net asset value, beginning of
 period                                    $10.12    $10.40    $10.20    $10.04
--------------------------------------------------------------------------------
Investment Activities:
 Net investment income                       0.49      0.50      0.51      0.50
 Net realized and unrealized gains
  (losses) from investments                 (0.22)    (0.28)     0.20      0.16
--------------------------------------------------------------------------------
Total from Investment Activities             0.27      0.22      0.71      0.66
--------------------------------------------------------------------------------
Distributions:
 Net investment income                      (0.49)    (0.50)    (0.51)    (0.50)
Total Distributions                         (0.49)    (0.50)    (0.51)    (0.50)
--------------------------------------------------------------------------------
net asset value, end of period              $9.90    $10.12    $10.40    $10.20
--------------------------------------------------------------------------------
Total Return                                 2.83%     2.05%     7.11%     6.74%

ratios/supplementary data:
 Net assets at end of period (000)       $124,778  $122,917  $122,220  $116,830
 Ratio of expenses to average net
  assets                                     0.61%     0.61%     0.60%     0.59%
 Ratio of net investment income to
  average net assets                         5.00%     4.77%     4.94%     5.12%
 Ratio of expenses to average net
  assets*                                    0.69%     0.71%     0.69%     0.72%
 Portfolio turnover(a)                      21.82%     6.30%     5.81%    13.30%


* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                       72
----

                     --------------------------------------------------

  ONE GROUP(R)

------------------------------------------------------------------------

                                               year ended june 30,
LOUISIANA MUNICIPAL BOND FUND CLASS   -----------------------------------------
I                                     2001  2000      1999     1998      1997
--------------------------------------------------------------------------------
net asset value, beginning of period         $9.96    $10.26   $10.10    $ 9.93
--------------------------------------------------------------------------------
Investment Activities:
 Net investment income                        0.48      0.48     0.50      0.49
 Net realized and unrealized gains
  (losses) from investments                  (0.21)    (0.28)    0.16      0.17
Total from Investment Activities              0.27      0.20     0.66      0.66
Distributions:
 Net investment income                       (0.48)    (0.48)   (0.50)    (0.49)
 Net realized gains                          (0.01)    (0.02)     --        --
Total Distributions                          (0.49)    (0.50)   (0.50)    (0.49)
net asset value, end of period               $9.74     $9.96   $10.26    $10.10
Total Return                                  2.81%     1.92%    6.62%     6.81%
ratios/supplementary data:
 Net assets at end of period (000)         $80,167  $106,294  $92,690  $113,338
 Ratio of expenses to average net
  assets                                      0.61%     0.61%    0.60%     0.62%
 Ratio of net investment income to
  average net assets                          4.92%     4.66%    4.85%     4.91%
 Ratio of expenses to average net
  assets*                                     0.83%     0.85%    0.83%     0.84%
 Portfolio turnover (A)                      17.27%    19.67%   12.03%    17.39%


* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                                       73
----

                     --------------------------------------------------

  ONE GROUP(R)

------------------------------------------------------------------------

                                              six months        year ended
                         year ended june 30,    ended          december 31,
MICHIGAN MUNICIPAL BOND  -------------------   june 30,      -----------------
FUND CLASS I               2001      2000      1999(a)         1998     1997
-------------------------------------------------------------------------------
net asset value,
 beginning of period                  $10.62     $11.03        $10.93   $10.48
-------------------------------------------------------------------------------
Investment Activities:
 Net investment income                  0.51       0.25          0.50     0.51
 Net realized and
  unrealized gains
  (losses) from
  investments                          (0.38)     (0.41)         0.13     0.45
-------------------------------------------------------------------------------
Total from Investment
 Activities                             0.13      (0.16)         0.63     0.96
-------------------------------------------------------------------------------
Distributions:
 Net investment income                 (0.51)     (0.25)        (0.51)   (0.51)
 Net realized gains                    (0.02)     --            (0.02)   --
Total Distributions                    (0.53)     (0.25)        (0.53)   (0.51)
-------------------------------------------------------------------------------
net asset value, end of
 period                               $10.22     $10.62        $11.03   $10.93
-------------------------------------------------------------------------------
Total Return                            1.28%     (1.46%)(b)     5.94%    9.42%
ratios/supplementary
 data:
Net assets at end of
 period (000)                      $ 233,913   $309,445      $298,842  $61,768
Ratio of expenses to
 average net assets                     0.61%      0.66%(c)      0.66%    0.67%
Ratio of net investment
 income to average net
 assets                                 4.94%      4.60%(c)      4.52%    4.84%
Ratio of expenses to
 average net assets*                    0.67%      0.69%(c)      0.67%    0.73%
Portfolio turnover(d)                  33.34%     10.60%        23.33%   37.84%


* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Michigan Municipal Bond Fund became the Michigan Municipal Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Michigan Municipal Bond Fund. (B) Not annualized. (C) Annualized. (D) Portfo-lio turnover is calculated on the basis of the Fund as a whole without dis-tinguishing among the classes of shares issued.

                                       74
----

                     --------------------------------------------

  ONE GROUP(R)

------------------------------------------------------------------

                                             year ended june 30,
                                   -------------------------------------------
OHIO MUNICIPAL BOND FUND CLASS I   2001   2000      1999      1998      1997
-------------------------------------------------------------------------------
net asset value, beginning of
 period                                   $10.75    $11.08    $10.88    $10.69
-------------------------------------------------------------------------------
Investment Activities:
 Net investment income                      0.53      0.54      0.56      0.56
 Net realized and unrealized gains
  (losses) from investments                (0.31)    (0.33)     0.20      0.19
-------------------------------------------------------------------------------
Total from Investment Activities            0.22      0.21      0.76      0.75
-------------------------------------------------------------------------------
Distributions:
 Net investment income                     (0.53)    (0.54)    (0.56)    (0.56)
 Total Distributions                       (0.53)    (0.54)    (0.56)    (0.56)
-------------------------------------------------------------------------------
net asset value, end of period            $10.44    $10.75    $11.08    $10.88
-------------------------------------------------------------------------------
Total Return                                2.20%     1.84%     7.13%     7.22%

ratios/supplementary data:
 Net assets at end of period (000)      $126,362  $160,493  $149,890  $133,172
 Ratio of expenses to average net
  assets                                    0.60%     0.56%     0.54%     0.54%
 Ratio of net investment income to
  average net assets                        5.10%     4.86%     5.09%     5.24%
 Ratio of expenses to average net
  assets*                                   0.83%     0.83%     0.83%     0.84%
 Portfolio turnover(a)                     35.46%    13.69%    10.49%     7.45%


* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                       75
----

                     ----------------------------------------------------

  ONE GROUP(R)

-------------------------------------------------------------------------

                                                                   january 20,
                                     year ended june 30,             1997 to
WEST VIRGINIA MUNICIPAL BOND    ---------------------------------   june 30,
FUND CLASS I                    2001  2000       1999      1998      1997(a)
--------------------------------------------------------------------------------
net asset value, beginning of
 period                                $9.96     $10.28    $10.06     $10.00
--------------------------------------------------------------------------------
Investment Activities:
 Net investment income                  0.49       0.49      0.50       0.22
 Net realized and unrealized
  gains (losses) from
  investments                          (0.23)     (0.31)     0.22       0.06
--------------------------------------------------------------------------------
Total from Investment
 Activities                             0.26       0.18      0.72       0.28
--------------------------------------------------------------------------------
Distributions:
 Net investment income                 (0.49)     (0.49)    (0.50)     (0.22)
 Net realized gains                    --   (b)   (0.01)    --         --

Total Distributions                    (0.49)     (0.50)    (0.50)     (0.22)
--------------------------------------------------------------------------------
net asset value, end of period         $9.73      $9.96    $10.28     $10.06
--------------------------------------------------------------------------------
Total Return                            2.76%      1.71%     7.36%      2.84%(c)

ratios/supplementary data:
 Net assets at end of period
  (000)                              $91,975    $98,391  $102,413    $96,270
 Ratio of expenses to average
  net assets                            0.61%      0.61%     0.60%      0.59%(d)
 Ratio of net investment
  income to average net assets          5.03%      4.74%     4.93%      5.04%(d)
 Ratio of expenses to average
  net assets*                           0.68%      0.71%     0.72%      0.67%(d)
 Portfolio turnover(e)                 24.67%     15.24%    16.69%      6.21%


* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (A) Period from commencement of operations. (B) Amount is less than .01. (C) Not annualized. (D) Annualized. (E) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                       76
----

  ONE GROUP(R)             Appendix A
----------------------------------------------
Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Fixed income securities are primarily in-fluenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.


                         FUND NAME  FUND CODE
 --------------------------------------------
           One Group(R) Short-Term
               Municipal Bond Fund       1
 --------------------------------------------
    One Group(R) Intermediate Tax-
                    Free Bond Fund       2
 --------------------------------------------
   One Group(R) Tax-Free Bond Fund       3
 --------------------------------------------
     One Group(R) Municipal Income
                              Fund       4
 --------------------------------------------
    One Group(R) Arizona Municipal
                         Bond Fund       5
 --------------------------------------------
   One Group(R) Kentucky Municipal
                         Bond Fund       6
 --------------------------------------------
  One Group(R) Louisiana Municipal
                         Bond Fund       7
 --------------------------------------------
   One Group(R) Michigan Municipal
                         Bond Fund       8
 --------------------------------------------
  One Group(R) Ohio Municipal Bond
                              Fund       9
 --------------------------------------------
        One Group(R) West Virginia
               Municipal Bond Fund      10
 --------------------------------------------

                                                                    Fund   Risk
Instrument                                                          Code   Type
-------------------------------------------------------------------------------
U.S. Treasury Obligations: Bills, notes, bonds, STRIPS and CUBES.   1-10 Market
-------------------------------------------------------------------------------
Treasury Receipts: TRs, TIGRs and CATS.                             1-10 Market
-------------------------------------------------------------------------------
U.S. Government Agency Securities: Securities issued by agencies    1-10 Market
and instrumentalities of the U.S. government. These include Ginnie       Credit
Mae, Fannie Mae and Freddie Mac.
-------------------------------------------------------------------------------


                                       77
----

------------

                                                                Fund    Risk
Instrument                                                      Code    Type
-------------------------------------------------------------------------------
When-Issued Securities and Forward Commitments: Purchase or     1-10 Market
contract to purchase securities at a fixed price for delivery        Leverage
at a future date.                                                    Liquidity
                                                                     Credit
-------------------------------------------------------------------------------
Investment Company Securities: Shares of other mutual funds,    1-10 Market
including One Group money market funds and shares of other
money market mutual funds for which Banc One Investment
Advisors or its affiliates serve as investment advisor or
administrator. Banc One Investment Advisors will waive certain fees when investing in funds for which it serves as investment advisor.
-------------------------------------------------------------------------------
Call and Put Options: A call option gives the buyer the right   1-10 Management
to buy, and obligates the seller of the option to sell, a            Liquidity
security at a specified price at a future date. A put option         Credit
gives the buyer the right to sell, and obligates the seller of       Market
the option to buy, a security at a specified price at a future       Leverage
date. The Funds will sell only covered call and secured put
options.
-------------------------------------------------------------------------------
Futures and Related Options: A contract providing for the       1-10 Management
future sale and purchase of a specified amount of a specified        Market
security, class of securities or an index at a specified time        Credit
in the future and at a specified price.                              Liquidity
                                                                     Leverage
-------------------------------------------------------------------------------
Commercial Paper: Secured and unsecured short-term promissory   1-10 Credit
notes issued by corporations and other entities. Maturities          Liquidity
generally vary from a few days to nine months.                       Market
-------------------------------------------------------------------------------
Restricted Securities: Securities not registered under the      1-10 Liquidity
Securities Act of 1933, such as privately placed commercial          Market
paper and Rule 144A securities.                                      Credit
-------------------------------------------------------------------------------
Variable and Floating Rate Instruments: Obligations with        1-10 Market
interest rates which are reset daily, weekly, quarterly or           Credit
some other period and which may be payable to the Fund on            Liquidity
demand.

                                       78
----

------------

                                                                Fund    Risk
Instrument                                                      Code    Type
-------------------------------------------------------------------------------
Mortgage-Backed Securities: Debt obligations secured by real    1-10 Prepayment
estate loans and pools of loans. These include collateralized        Market
mortgage obligations ("CMOs") and Real Estate Mortgage               Credit
Investment Conduits ("REMICs").                                      Regulatory
-------------------------------------------------------------------------------
Demand Features: Securities that are subject to puts and        1-10 Market
standby commitments to purchase the securities at a fixed            Liquidity
price (usually with accrued interest) within a fixed period of       Management
time following demand by a Fund.
-------------------------------------------------------------------------------
Swaps, Caps and Floors: A Fund may enter into these             1-10 Management
transactions to manage its exposure to changing interest rates       Credit
and other factors. Swaps involve an exchange of obligations by       Liquidity
two parties. Caps and floors entitle a purchaser to a                Market
principal amount from the seller of the cap or floor to the
extent that a specified index exceeds or falls below a
predetermined interest.
-------------------------------------------------------------------------------
New Financial Products: New options and futures contracts and   1-10 Management
other financial products continue to be developed and the Fund       Credit
may invest in such options, contracts and products.                  Market
                                                                     Liquidity
-------------------------------------------------------------------------------
Structured Instruments: Debt securities issued by agencies and  1-10 Market
instrumentalities of the U.S. government, banks,                     Liquidity
municipalities, corporations and other businesses whose              Management
interest and/or principal payments are indexed to foreign            Credit
currency exchange rates, interest rates, or one or more other        Foreign
references indices.                                                  Investment
-------------------------------------------------------------------------------

                                       79
----

------------

                                                                Fund    Risk
Instrument                                                      Code    Type
-------------------------------------------------------------------------------
Municipal Bonds: Securities issued by a state or political      1-10 Credit
subdivision to obtain funds for various public purposes.             Political
Municipal bonds include private activity bonds and industrial        Tax
development bonds, as well as General Obligation Notes, Bond         Market
Anticipation Notes, Tax Anticipation Notes, Revenue                  Regulatory
Anticipation Notes, Project Notes, other short-term tax-exempt obligations, municipal leases, participations in pools of
municipal securities, obligations of municipal housing
authorities and single family revenue bonds.
-------------------------------------------------------------------------------
Stripped Mortgage-Backed Securities: Derivative multi-class     1-10 Prepayment
mortgage securities which are usually structured with two            Market
classes of shares that receive different proportions of the          Credit
interest and principal from a pool of mortgage assets. These         Regulatory
include IOs and POs.
-------------------------------------------------------------------------------
Asset-Backed Securities: Securities secured by company          1-10 Prepayment
receivables, home equity loans, truck and auto loans, leases,        Market
credit card receivables and other securities backed by other         Credit
types of receivables or other assets.                                Regulatory
-------------------------------------------------------------------------------
Zero Coupon Debt Securities: Bonds and other debt that pay no   1-10 Credit
interest, but are issued at a discount from their value at           Market
maturity. When held to maturity, their entire return equals
the differences between their issue price and their maturity value.
-------------------------------------------------------------------------------
Inverse Floating Rate Instruments: Floating rate debt           1-10 Credit
instruments with interest rates that reset in the opposite           Market
direction from the market rate of interest to which the              Leverage
inverse floater is indexed.
-------------------------------------------------------------------------------
Loan Participations and Assignments: Participations in, or      1-10 Market
assignments of municipal securities, including municipal             Credit
leases.                                                              Political
                                                                     Liquidity
                                                                     Tax
-------------------------------------------------------------------------------



                                       80
----

------------
Investment Risks

Below is a more complete discussion of the types of risks inherent in the secu-rities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risks than others.

 . Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation. Credit risk is generally higher for non-investment grade se-curities. The price of a security can be adversely affected prior to ac-tual default as its credit status deteriorates and the probability of de-fault rises.

 . Leverage Risk. The risk associated with securities or practices that mul-tiply small index or market movements into large changes in value. Lever-age is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

    Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching be-tween the derivative and underlying security, and there can be no as-surance that a Fund's hedging transactions will be effective.

    Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

 . Liquidity Risk. The risk that certain securities may be difficult or im-possible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities in-stead or forego an investment opportunity, any of which could have a neg-ative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

 . Management Risk. The risk that a strategy used by a Fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

 . Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single is-suer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is large-ly, but not exclusively, influenced

                                       81
----

------------
   by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign secu-rities.

 . Political Risk. The risk of losses attributable to unfavorable governmen-tal or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

 . Foreign Investment Risk. Risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates be-tween the U.S. dollar and foreign currencies may negatively affect an in-vestment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

 . Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are prepaid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepay-ment, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.


 . Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of munic-ipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

 . Regulatory Risk. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses and state usury laws.

                                       82
----

------------------------------------------------------------------------
If you want more information about the Funds, the following documents are free upon request:

Annual/Semi-Annual Reports: Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information ("SAI"): The SAI provides more detailed in-formation about the Funds and is incorporated into this prospectus by refer-ence.

How can I get more information? You can get a free copy of the semi-annual/annual reports or the SAI, request other information or discuss your questions about the Funds by calling 1 877-691-1118 or by writing the Funds at:

 one group(R) mutual funds
 1111 polaris parkway
 columbus, ohio 43271-1235

  or visiting

 www.onegroup.com

You can also review and copy the Funds' reports and the SAI at the Public Ref-erence Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-202-942-8090.) You can also get reports and other information about the Funds from the EDGAR Database on the SEC's web site at http://www.sec.gov. Copies of this information also may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

(Investment Company Act File No. 811-4236)


TOG-I-121
                                                [LOGO OF ONE GROUP MUTUAL FUNDS]

One Group(R) Investor Funds
                                  PROSPECTUS

                                  November 1, 2001


                                  Class A Shares

                                  Class B Shares

                                  Class C Shares
                                                             [LOGO OF ONE GROUP]




                                  One Group(R) Investor Conservative Growth Fund

                                  One Group(R) Investor Balanced Fund

                                  One Group(R) Investor Growth & Income Fund

                                  One Group(R) Investor Growth Fund



                                  THE SECURITIES AND EXCHANGE COMMISSION HAS
                                  NOT APPROVED OR DISAPPROVED THE SHARES OF
                                  ANY OF THE FUNDS AS AN INVESTMENT OR DETER-
                                  MINED WHETHER THIS PROSPECTUS IS ACCURATE OR
                                  COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS
                                  COMMITTING A CRIME.

TABLE OF
  contents


  FUND SUMMARIES: INVESTMENTS, RISK & PERFORMANCE
      One Group Investor Conservative Growth Fund   1
                                                   ---
                 One Group Investor Balanced Fund   5
                                                   ---
          One Group Investor Growth & Income Fund   10
                                                   ---
                   One Group Investor Growth Fund   14
                                                   ---



                            MORE ABOUT THE FUNDS
                 Principal Investment Strategies   17
                                                  ---
                                Investment Risks   22
                                                  ---
                   Temporary Defensive Positions   24
                                                  ---
                              Portfolio Turnover   24
                                                  ---



HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS
                        Purchasing Fund Shares   24
                                                ---
                                 Sales Charges   28
                                                ---
           Sales Charge Reductions and Waivers   31
                                                ---
                        Exchanging Fund Shares   33
                                                ---
                         Redeeming Fund Shares   34
                                                ---



                      PRIVACY POLICY        37
                                           ---

          SHAREHOLDER INFORMATION
                     Voting Rights   39
                                    ---
                 Dividend Policies   39
                                    ---
     Tax Treatment of Shareholders   40
                                    ---
Shareholder Statements and Reports   40
                                    ---



 MANAGEMENT OF ONE GROUP MUTUAL FUNDS
                          The Advisor    42
                                        ---
                    The Fund Managers    42
                                        ---



            FINANCIAL HIGHLIGHTS    43
                                   ---

    APPENDIX A: UNDERLYING FUNDS    51
                                   ---

APPENDIX B: INVESTMENT PRACTICES    57
                                   ---

    one group(R)

                                                                       [GRAPHIC]
     -------------------

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Investor Conservative
Growth Fund

What is the goal of One Group Investor Conservative Growth Fund?

The Fund seeks income and capital appreciation by investing primarily in a diversified group of One Group mutual funds which invest primarily in fixed income and equity securities.

What are the main investment strategies of One Group Investor Conservative Growth Fund?

One Group Investor Conservative Growth Fund is a "Fund of Funds." The Fund's investment strategy is to invest in a diversified group of other One Group mutual funds. Because this is a conservative growth fund, the majority of the Fund's assets will be invested in One Group bond funds, although a portion of its assets also will be invested in One Group equity and money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in growth and income stocks, foreign securities, debt securities, and cash or cash equivalents. For more information about the Fund's investment strategies, please read "More About The Funds" and "Principal Investment Strategies."

Who should invest in One Group Investor Conservative Growth Fund?

Shares are available for long-term investors, including tax-advantaged retirement accounts. The Fund should not be used for short-term trading purposes.

What are the main risks of investing in One Group Investor Conservative Growth Fund?

The main risks of investing in the One Group Investor Conservative Growth Fund and the circumstances likely to adversely affect your investment are described below. The share price of One Group Investor Conservative Growth Fund will change every day in response to market conditions. You may lose money if you invest in One Group Investor Conservative Growth Fund. For additional information on risk, please read "Investment Risks."

------
   1
     one group(R)

     -------------------
-----------------

FUND SUMMARY

Investor Conservative Growth Fund

MAIN RISKS

Investments in Mutual Funds. The Fund's investments are concentrated in underlying One Group funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying Funds.

Equity Funds. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risks," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying One Group equity fund goes down, the value of your investment in One Group Investor Conservative Growth Fund will be affected.

Fixed Income Funds. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in One Group Investor Conservative Growth Fund will change as the value of investments of the underlying One Group funds increases and decreases.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

------
 2

     -------------------

Investor Conservative Growth Fund

How has the One Group Investor Conservative Growth Fund performed?

By showing the variability of the One Group Investor Conservative Growth Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE INVESTOR CONSERVATIVE GROWTH FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

BAR CHART (per calendar year)/1/ -- CLASS A
--------------------------------------------------------------------------------

                                    [GRAPH]

                        1997            12.12%
                        1998            11.37%
                        1999             4.26%
                        2000             5.10%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's
  total return was     %.


--------------------------------------------------------------------------------
Best Quarter: 6.16% 2Q1997   Worst Quarter: -1.62% 3Q1999
--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total return and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table DO include applicable sales charges.


AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000/1/

--------------------------------------------------------------------------------

                                    INCEPTION 1 YEAR  PERFORMANCE
                                     DATE OF         SINCE 12/10/96
                                      CLASS
Class A                             12/10/96   -.38%     6.43%
-------------------------------------------------------------------
Class B                             12/10/96   -.59%     6.71%
-------------------------------------------------------------------
Class C                               7/1/97   3.42%     7.10%
-------------------------------------------------------------------
Lehman Brothers Intermediate
 Aggregate
 Bond Index/2/                                10.63%     6.62%
-------------------------------------------------------------------
Lipper Mix/3/                                  7.60%     8.38%
-------------------------------------------------------------------


/1/ For periods prior to commencement of operations of Class C on July 1, 1997, the performance of Class C shares is based on Class B share performance adjusted to reflect the difference in expenses and sales charges.
/2/ The Lehman Brothers Intermediate Aggregate Bond Index is an unmanaged index comprised of U.S. government, mortgage, corporate and asset-backed securities with maturities of one to ten years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as management fees. By contrast, the performance of the One Group Investor Conservative Growth Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B and Class C shares.
/3/ The Lipper Mix consists of the average monthly returns of the Lipper 1000 Index (20%), the Lipper International Index (5%), and the Lipper Intermediate U.S. Government Index (75%). The Lipper Universe consists of the equally weighted average monthly returns for all the funds within the category.


------
   3
     one group(R)

     -------------------


FUND SUMMARY


Investor Conservative Growth Fund


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
-------------------------------------------------------------------
(fees paid directly from your
investment)/1/                            CLASS A   CLASS B CLASS C
-------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
 Purchases                                 5.25%      none    none
-------------------------------------------------------------------
 (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)        none/2/  5.00%   1.00%
-------------------------------------------------------------------
 (as a percentage of original purchase
 price of redemption
 proceeds, as applicable)

Redemption Fee                              none      none    none
-------------------------------------------------------------------
Exchange Fee                                none      none    none
-------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------------------
(expenses that are deducted from Fund
assets)                                   CLASS A   CLASS B CLASS C
-------------------------------------------------------------------
Investment Advisory Fees                    .05%      .05%    .05%
-------------------------------------------------------------------
Distribution [and/or Service] (12b-1)
 Fees                                       .35%     1.00%   1.00%
-------------------------------------------------------------------
Other Expenses                              .17%      .17%    .17%
-------------------------------------------------------------------
Total Annual Fund Operating Expenses/3/     .57%     1.22%   1.22%
-------------------------------------------------------------------
Fee Waiver and/or Expense
 Reimbursement/4/                          (.10%)     none    none
-------------------------------------------------------------------
Net Expenses                                .47%     1.22%   1.22%
-------------------------------------------------------------------


/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/  Except for purchases of $1 million or more. Please see "Sales Charges."



/3/ The Fund indirectly pays a portion of the expenses incurred by the underlying funds. After combining the total operating expenses of the Fund with those of the underlying funds, the estimated average weighted expense ratio would be 1.19% for Class A shares, 1.94% for Class B shares and 1.94% for Class C shares.


/4/ The Distributor has contractually agreed to waive .10% of its fee to limit such fees to .25% for the period beginning November 1, 2001, and ending on October 31, 2002.


EXAMPLES

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

           CLASS A  CLASS B/2/   CLASS B/2/     CLASS C      CLASS C

                     ASSUMING    ASSUMING NO   ASSUMING    ASSUMING NO
                   REDEMPTION AT REDEMPTION  REDEMPTION AT REDEMPTION
                    THE END OF                THE END OF
                    EACH PERIOD               EACH PERIOD
----------------------------------------------------------------------
1 Year/1/  $  569     $  622       $  122       $  222       $  122
----------------------------------------------------------------------
3 Years       695        694          394          394          394
----------------------------------------------------------------------
5 Years       832        886          686          686          686
----------------------------------------------------------------------
10 Years    1,233      1,337        1,337        1,517        1,517
----------------------------------------------------------------------

/1/  Without contractual fee waivers, 1 Year expenses would be as follows:

   Class A                            $584
   Class B (with redemption)          $628
   Class B (no redemption)            $128
   Class C (with redemption)          $228
   Class C (no redemption)            $128

/2/ Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B shares represents a combination of Class A and Class B operating expenses.

------
 4
    one group(R)

[GRAPHIC]
     -------------------

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE


Investor Balanced Fund

What is the goal of One Group Investor Balanced Fund?

The Fund seeks high total return consistent with the preservation of capital by investing primarily in a diversified group of One Group mutual funds which invest primarily in equity and fixed income securities.

What are the main investment strategies of One Group Investor Balanced Fund?

One Group Investor Balanced Fund is a "Fund of Funds." The Fund's investment strategy is to invest in a diversified group of other One Group mutual funds. Because this is a balanced fund, approximately half of the Fund's assets will be invested in One Group equity funds and approximately half will be invested in One Group bond funds, although a portion of One Group Investor Balanced Fund's assets also will be invested in a One Group money market fund. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in growth and income stocks, foreign securities, debt securities, and cash or cash equivalents. For more information about the Fund's investment strategies, please read "More About The Funds" and "Principal Investment Strategies."

Who should invest in One Group Investor Balanced Fund?

Shares are available for long-term investors, including tax-advantaged retirement accounts. The Fund should not be used for short-term trading purposes.

What are the main risks of investing in One Group Investor Balanced Fund?

The main risks of investing in One Group Investor Balanced Fund and the circumstances likely to adversely affect your investment are described below. The share price of One Group Investor Balanced Fund will change every day in response to market conditions. You may lose money if you invest in One Group Investor Balanced Fund. For additional information on risk, please read "Investment Risks."

------
   5
     one group(R)

     -------------------
-----------------

Investor Balanced Fund


MAIN RISKS

Investments in Mutual Funds. The Fund's investments are concentrated in underlying One Group funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying Funds.

Equity Funds. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying One Group equity fund goes down, the value of your investment in One Group Investor Balanced Fund will be affected.

Fixed Income Funds. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in One Group Investor Balanced Fund will change as the value of investments of the underlying One Group funds increases and decreases.

Index Funds. An index fund's investment objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by an index fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted on an index change, you can expect a greater risk of loss than may be the case if a fund were not fully invested in such securities.

Foreign Securities. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

------
 6

     -------------------

Investor Balanced Fund


How has the One Group Investor Balanced Fund performed?

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

By showing the variability of the One Group Investor Balanced Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE INVESTOR BALANCED FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

BAR CHART (per calendar year)/1/ -- CLASS A SHARES
--------------------------------------------------------------------------------

                                    [GRAPH]

                        1997            16.71%
                        1998            15.85%
                        1999             8.36%
                        2000             2.44%


/1/  For the period from January 1, 2001, through September 30, 2001, the
     Fund's total return was   %.


--------------------------------------------------------------------------------
Best Quarter: 10.26% 4Q1998   Worst Quarter: -3.48% 3Q1998
--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.


AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000/1/

--------------------------------------------------------------------------------

                                  INCEPTION   1 YEAR  PERFORMANCE
                                DATE OF CLASS        SINCE 12/10/96
Class A                           12/10/96    -2.95%      8.94%
-------------------------------------------------------------------
Class B                           12/10/96    -3.02%      9.30%
-------------------------------------------------------------------
Class C                             7/1/97     0.66%      9.60%
-------------------------------------------------------------------
Lehman Brothers Intermediate
 Aggregate Bond Index/2/                      10.63%      6.62%
-------------------------------------------------------------------
Lipper Mix/3/                                  5.36%     10.30%
-------------------------------------------------------------------


/1/ For periods prior to the commencement of operations of Class C on July 1, 1997, the performance of Class C shares is based on Class B share performance adjusted to reflect the difference in expenses and sales charges.
/2/ The Lehman Brothers Intermediate Aggregate Bond Index is an unmanaged index comprised of U.S. government, mortgage, corporate and asset-backed securities with maturities of one to ten years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as management fees. By contrast, the performance of the One Group Investor Balanced Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B and Class C shares.

/3/ The Lipper Mix consists of the average monthly returns of the Lipper 1000 Index (40%), the Lipper International Index (5%), and the Lipper Intermediate U.S. Government Index (55%). The Lipper Universe consists of the equally weighted average monthly returns for all the funds within the category.


------
   7
     one group(R)


     -------------------


FUND SUMMARY


Investor Balanced Fund


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
-------------------------------------------------------------------
(fees paid directly from your
investment)/1/                            CLASS A   CLASS B CLASS C
-------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
 Purchases                                 5.25%      none    none
-------------------------------------------------------------------
 (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)        none/2/  5.00%   1.00%
-------------------------------------------------------------------
 (as a percentage of original purchase
 price of redemption
 proceeds, as applicable)
Redemption Fee                              none      none    none
-------------------------------------------------------------------
Exchange Fee                                none      none    none
-------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
-----------------------------------------------------------------
(expenses that are deducted from Fund
assets)                                   CLASS A CLASS B CLASS C
-----------------------------------------------------------------
Investment Advisory Fees                    .05%    .05%    .05%
-----------------------------------------------------------------
Distribution [and/or Service] (12b-1)
 Fees                                       .35%   1.00%   1.00%
-----------------------------------------------------------------
Other Expenses                              .17%    .17%    .17%
-----------------------------------------------------------------
Total Annual Fund Operating Expenses/3/     .57%   1.22%   1.22%
-----------------------------------------------------------------
Fee Waiver and/or Expense
 Reimbursement/4/                          (.10%)   none    none
-----------------------------------------------------------------
Net Expenses                                .47%   1.22%   1.22%
-----------------------------------------------------------------


/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/   Except for purchases of $1 million or more. Please see "Sales Charges."



/3/ The Fund indirectly pays a portion of the expenses incurred by the underlying funds. After combining the total operating expenses of the Fund with those of the underlying funds, the estimated average weighted expense ratio would be 1.26% for Class A shares, 2.01% for Class B shares and 2.01% for Class C shares.


/4/ The Distributor has contractually agreed to waive .10% of its fees to limit such fees to .025% for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

           CLASS A  CLASS B/1/   CLASS B/2/     CLASS C      CLASS C

                     ASSUMING    ASSUMING NO   ASSUMING    ASSUMING NO
                   REDEMPTION AT REDEMPTION  REDEMPTION AT REDEMPTION
                    THE END OF                THE END OF
                    EACH PERIOD               EACH PERIOD
----------------------------------------------------------------------
1 Year/1/  $  569     $  622       $  122       $  222       $  122
----------------------------------------------------------------------
3 Years       697        696          396          396          396
----------------------------------------------------------------------
5 Years       837        890          690          690          690
----------------------------------------------------------------------
10 Years    1,243      1,348        1,348        1,528        1,528
----------------------------------------------------------------------

/1/  Without contractual fee waivers, 1 Year expenses would be as follows:

   Class A                           $585
   Class B (with redemption)         $629
   Class B (no redemption)           $129
   Class C (with redemption)         $229
   Class C (no redemption)           $129

/2/ Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B shares represents a combination of Class A and Class B operating expenses.

------
 8
    one group(R)


    -------------------

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE


Investor Growth & Income Fund


-----------------
What is the goal of One Group Investor Growth & Income Fund?

The Fund seeks long-term capital appreciation and growth of income by investing primarily in a diversified group of One Group mutual funds which invest primarily in equity securities.

What are the main investment strategies of One Group Investor Growth & Income Fund?

One Group Investor Growth & Income Fund is a "Fund of Funds." The Fund's investment strategy is to invest in a diversified group of other One Group mutual funds. Because this is a growth and income fund, the majority of the Fund's assets will be invested in One Group equity and bond funds, although a portion of its assets also will be invested in One Group money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in growth and income stocks, foreign securities, debt securities, and cash or cash equivalents. For more information about the Fund's investment strategies, please read "More About The Funds" and "Principal Investment Strategies."

Who should invest in One Group Investor Growth & Income Fund?

Shares are available for long-term investors, including tax-advantaged retirement accounts. The Fund should not be used for short-term trading purposes.

What are the main risks of investing in One Group Investor Growth & Income
Fund?

The main risks of investing in the One Group Investor Growth & Income Fund and the circumstances likely to adversely affect your investment are described below. The share price of One Group Investor Growth & Income Fund will change every day in response to market conditions. You may lose money if you invest in One Group Investor Growth & Income Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Investments in Mutual Funds. The Fund's investments are concentrated in underlying One Group funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying Funds.

Equity Funds. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying One Group equity fund goes down, the value of your investment in One Group Investor Growth & Income Fund will be affected.

------
   9
     one group(R)


     -------------------

Investor Growth & Income Fund


Fixed Income Funds. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in One Group Investor Growth & Income Fund will change as the value of investments of the underlying One Group funds increases and decreases.

Index Funds. An index fund's investment objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by an index fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted on an index change, you can expect a greater risk of loss than may be the case if a fund were not fully invested in such securities.


Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment. Finally, emerging companies in the technology sector may not be profitable and may not anticipate earning profits in the foreseeable future.

Foreign Securities. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Emerging Markets. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


------
10

     -------------------

Investor Growth & Income Fund

How has the One Group Investor Growth & Income Fund performed?

By showing the variability of the One Group Investor Growth & Income Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE INVESTOR GROWTH & INCOME FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.


BAR CHART (per calendar year)/1/ -- CLASS A
--------------------------------------------------------------------------------

                                    [GRAPH]

                        1997            21.65%
                        1998            18.92%
                        1999            11.60%
                        2000             1.22%


/1/  For the period from January 1, 2001, through September 30, 2001, the
     Fund's total return was   %.


--------------------------------------------------------------------------------
Best Quarter: 14.88% 4Q1998   Worst Quarter: -6.59% 3Q1998
--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.


AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000/1/

--------------------------------------------------------------------------------

                                  INCEPTION           PERFORMANCE
                                DATE OF CLASS 1 YEAR SINCE 12/10/96
Class A                           12/10/96    -4.08%     11.22%
-------------------------------------------------------------------
Class B                           12/10/96    -4.12%     11.51%
-------------------------------------------------------------------
Class C                             7/1/97     -.42%     11.90%
-------------------------------------------------------------------
S&P SuperComposite 1500
 Index/2/                                     -6.98%     16.23%
-------------------------------------------------------------------
Lipper Mix/3/                                  3.05%     12.10%
-------------------------------------------------------------------


/1/ For periods prior to the commencement of operations of Class C on July 1, 1997, the performance of Class C shares is based on Class B share performance adjusted to reflect the difference in expenses and sales charges.
/2/ The S&P SuperComposite 1500 Index is an unmanaged index generally representative of large and small companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as management fees. By contrast, the performance of the One Group Investor Growth & Income Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B and Class C shares.
/3/ The Lipper Mix consists of the average monthly returns of the Lipper 1000 Index (60%), the Lipper International Index (5%), and the Lipper Intermediate U.S. Government Bond Index (35%). The Lipper Universe consists of the equally weighted average monthly returns for all the funds within the category.




------
  11
     one group(R)

     -------------------

FUND SUMMARY
Investor Growth & Income Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
---------------------------------------------------------------------------
(fees paid directly from your investment)/1/      CLASS A   CLASS B CLASS C
---------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases   5.25%      none    none
---------------------------------------------------------------------------
 (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                none/2/  5.00%   1.00%
---------------------------------------------------------------------------
 (as a percentage of original purchase price of
 redemption proceeds, as applicable)
Redemption Fee                                      none      none    none
---------------------------------------------------------------------------
Exchange Fee                                        none      none    none
---------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------------------
(expenses that are deducted from fund
assets)                                     CLASS A CLASS B CLASS C
-------------------------------------------------------------------
Investment Advisory Fees                      .05%    .05%    .05%
-------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees    .35%   1.00%   1.00%
-------------------------------------------------------------------
Other Expenses                                .19%    .19%    .19%
-------------------------------------------------------------------
Total Annual Fund Operating Expenses/3/       .59%   1.24%   1.24%
-------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/4/   (.10%)   none    none
-------------------------------------------------------------------
Net Expenses                                  .49%   1.24%   1.24%
-------------------------------------------------------------------


/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/  Except for purchases of $1 million or more. Please see "Sales Charges."



/3/ The Fund indirectly pays a portion of the expenses incurred by the underlying funds. After combining the total operating expenses of the Fund with those of the underlying funds, the estimated average weighted expense ratio would be 1.34% for Class A shares, 2.09% for Class B shares and 2.09% for Class C shares.


/4/ The Distributor has contractually agreed to waive .10% of its fee to limit such fees to .25% for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

           CLASS A  CLASS B/2/   CLASS B/2/     CLASS C      CLASS C

                     ASSUMING    ASSUMING NO   ASSUMING    ASSUMING NO
                   REDEMPTION AT REDEMPTION  REDEMPTION AT REDEMPTION
                    THE END OF                THE END OF
                    EACH PERIOD               EACH PERIOD
----------------------------------------------------------------------
1 Year/1/  $  569     $  622       $  122       $  222       $  122
----------------------------------------------------------------------
3 Years       699        698          398          398          398
----------------------------------------------------------------------
5 Years       841        895          695          695          695
----------------------------------------------------------------------
10 Years    1,254      1,359        1,359        1,538        1,538
----------------------------------------------------------------------

/1/   Without contractual fee waivers, 1 Year expenses would be as follows:

   Class A                       $586
   Class B (with redemption)     $630
   Class B (no redemption)       $130
   Class C (with redemption)     $230
   Class C (no redemption)       $130

/2/   Class B shares automatically convert to Class A shares after eight (8)
  years. Therefore, the number in the "10 years" example for Class B shares represents a combination of Class A and Class B operating expenses.

------
12
     one group(R)

     -------------------
[GRAPHIC]

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Investor Growth Fund

-----------------
What is the goal of One Group Investor Growth Fund?

The Fund seeks long-term capital appreciation by investing primarily in a diversified group of One Group mutual funds which invest primarily in equity securities.

What are the main investment strategies of One Group Investor Growth Fund?

One Group Investor Growth Fund is a "Fund of Funds." The Fund's investment strategy is to invest in a diversified group of other One Group mutual funds. Because this is a growth fund, the majority of the Fund's assets will be invested in One Group equity funds, although a portion of its assets also will be invested in One Group bond and money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in growth and income stocks, foreign securities, debt securities, and cash or cash equivalents. For more information about the Fund's investment strategies, please read "More About The Funds" and "Principal Investment Strategies."

Who should invest in One Group Investor Growth Fund?

Shares are available for long-term investors, including tax-advantaged retirement accounts. The Fund should not be used for short-term trading purposes.

What are the main risks of investing in One Group Investor Growth Fund?

The main risks of investing in the One Group Investor Growth Fund and the circumstances likely to adversely affect your investment are described below. The share price of One Group Investor Growth Fund will change every day in response to market conditions. You may lose money if you invest in One Group Investor Growth Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Investments in Mutual Funds. The Fund's investments are concentrated in underlying One Group funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Equity Funds. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying One Group equity fund goes down, the value of your investment in One Group Investor Growth Fund will be affected.

------
  13
     one group(R)

     -------------------


FUND SUMMARY


Investor Growth Fund

Fixed Income Funds. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in One Group Investor Growth Fund will change as the value of investments of the underlying One Group funds increases and decreases.

Index Funds. An index fund's investment objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by an index fund at times when an actively managed fund may not do so. If the value of securities that are heavily weighted on an index change, you can expect a greater risk of loss than would be the case if a fund were not fully invested in such securities.


Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment. Finally, emerging companies in the technology sector may not be profitable and may not anticipate earning profits in the foreseeable future.

Foreign Securities. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Emerging Markets. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory, and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

------
14

     -------------------

FUND SUMMARY

Investor Growth Fund

How has the One Group Investor Growth Fund performed?

By showing the variability of the One Group Investor Growth Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE INVESTOR GROWTH FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.


BAR CHART (per calendar year)/1/ -- CLASS A
--------------------------------------------------------------------------------

                                    [GRAPH]

                        1997            24.04%
                        1998            21.39%
                        1999            15.73%
                        2000             0.58%


/1/  For the period from January 1, 2001, through September 30, 2001, the
     Fund's total return was   %.


--------------------------------------------------------------------------------
Best Quarter: 19.67% 4Q1998   Worst Quarter: -10.03% 3Q1998
--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total return and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.


AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000/1/

--------------------------------------------------------------------------------

                                  INCEPTION   1 YEAR  PERFORMANCE
                                DATE OF CLASS        SINCE 12/10/96
Class A                           12/10/96    -4.68%     13.21%
-------------------------------------------------------------------
Class B                           12/10/96    -4.68%     13.89%
-------------------------------------------------------------------
Class C                             7/1/97    -1.14%     14.18%
-------------------------------------------------------------------
S&P SuperComposite 1500
 Index/2/                                     -6.98%     16.23%
-------------------------------------------------------------------
Lipper Mix/3/                                 -0.09%     13.50%
-------------------------------------------------------------------


/1/ For periods prior to the commencement of operations of Class C on July 1, 1997, the performance of Class C shares is based on Class B share performance adjusted to reflect the difference in expenses and sales charges.
/2/ The S&P SuperComposite 1500 Index is an unmanaged index generally representative of large and small companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as management fees. By contrast, the performance of the One Group Investor Growth Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B and Class C shares.
/3/ The Lipper Mix consists of the average monthly returns of the Lipper 1000 Index (75%), the Lipper International Index (10%) and the Lipper Intermediate U.S. Government Bond Index (15%). The Lipper Universe consists of the equally weighted average monthly returns for all the funds within the category..

------
15
     one group(R)


     -------------------



FUND SUMMARY

Investor Growth Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
---------------------------------------------------------------------------
(fees paid directly from your investment)/1/      CLASS A   CLASS B CLASS C
---------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases   5.25%      none    none
---------------------------------------------------------------------------
 (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                none/2/  5.00%   1.00%
---------------------------------------------------------------------------
 (as a percentage of original purchase price of
  redemption proceeds, as applicable)
Redemption Fee                                      none      none    none
---------------------------------------------------------------------------
Exchange Fee                                        none      none    none
---------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------------------
(expenses that are deducted from Fund
assets)                                     CLASS A CLASS B CLASS C
-------------------------------------------------------------------
Investment Advisory Fees                      .05%    .05%    .05%
-------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees    .35%   1.00%   1.00%
-------------------------------------------------------------------
Other Expenses                                .22%    .22%    .22%
-------------------------------------------------------------------
Total Annual Fund Operating Expenses/3/       .62%   1.27%   1.27%
-------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/4/   (.12%)  (.02%)  (.02%)
-------------------------------------------------------------------
Net Expenses                                  .50%   1.25%   1.25%
-------------------------------------------------------------------


/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.
/2/  Except for purchases of $1 million or more. Please see "Sales Charges."



/3/ The Fund indirectly pays a portion of the expenses incurred by the underlying funds. After combining the total operating expenses of the Fund with those of the underlying funds, the estimated average weighted expense ratio would be 1.38% for Class A shares, 2.13% for Class B shares and 2.13% for Class C shares.


/4/ Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .45% for Class A shares, 1.20% for Class B shares and 1.20% for Class C shares for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

           CLASS A  CLASS B/2/   CLASS B/2/     CLASS C      CLASS C

                     ASSUMING    ASSUMING NO   ASSUMING    ASSUMING NO
                   REDEMPTION AT REDEMPTION  REDEMPTION AT REDEMPTION
                    THE END OF                THE END OF
                    EACH PERIOD               EACH PERIOD
--------------------------------------------------------------------------
1 Year/1/  $  569     $  622       $  122       $  222       $  122
--------------------------------------------------------------------------
3 Years       709        709          409          409          409
--------------------------------------------------------------------------
5 Years       862        916          716          716          716
--------------------------------------------------------------------------
10 Years    1,306      1,411        1,411        1,590        1,590
--------------------------------------------------------------------------

/1/  Without contractual fee waivers, 1 Year expenses would be as follows:

   Class A            $591
   Class B (with
    redemption)       $635
   Class B (no
    redemption)       $135
   Class C (with
    redemption)       $235
   Class C (no
    redemption)       $135

/2/ Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 Years" example for Class B Shares represents a combination of Class A and Class B operating expenses.

------
16
     one group(R)

     -------------------
[GRAPHIC]

More About the Funds

Each of the four funds described in this prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation. For more information about One Group and Banc One Investment Advisors, please read "Management of the Funds" and the Statement of Additional Information.

--------------------------------------------------------------------------------
Principal Investment Stratgies

The mutual funds described in this prospectus are designed to provide diversification across the three major asset classes: stocks, bonds and cash or cash equivalents. Diversification is achieved by investing in other One Group mutual funds. A brief description of these underlying One Group funds can be found in Appendix A. The Funds attempt to take advantage of the most attractive types of stocks and bonds by shifting their asset allocation to favor mutual funds that focus on the most promising securities. The principal investment strategies that are used to meet each Fund's investment objective are described in "Fund Summaries: Investments, Risk & Performance" in the front of this prospectus. They are also described below.

There can be no assurance that the Funds will achieve their investment objectives. Please note that each Fund also may use strategies that are not described below, but which are described in the Statement of Additional Information.

------
  17

ONE GROUP INVESTOR CONSERVATIVE GROWTH FUND. The Fund is diversified between stocks and bonds, with an emphasis on bonds.

1. From 20% to 40% of the Fund's total assets are invested in One Group equity funds.

2.   From 60% to 80% of its total assets are invested in One Group bond funds.

3. Up to 10% of its total assets are invested in a One Group money market fund.

 . The Fund also is diversified across a variety of mutual funds, which in turn invest in different industries, economic sectors and geographic regions. The Fund invests its assets in the underlying mutual funds within the following ranges:

                                 PERCENTAGE OF
FUND NAME                        FUND HOLDINGS
----------------------------------------------
Prime Money Market Fund              0-10%
----------------------------------------------
Short-Term Bond Fund                 0-70%
----------------------------------------------
Intermediate Bond Fund               0-70%
----------------------------------------------
Income Bond Fund                     0-70%
----------------------------------------------
Bond Fund                            0-70%
----------------------------------------------
High Yield Bond Fund                 0-15%
----------------------------------------------
Government Bond Fund                 0-70%
----------------------------------------------
Ultra Short-Term Bond Fund           0-70%
----------------------------------------------
Mid Cap Value Fund                   0-20%
----------------------------------------------
Mid Cap Growth Fund                  0-20%
----------------------------------------------
International Equity Index Fund      0-20%
----------------------------------------------
Diversified International Fund       0-20%
----------------------------------------------
Large Cap Growth Fund                0-20%
----------------------------------------------
Large Cap Value Fund                 0-20%
----------------------------------------------
Diversified Mid Cap Fund             0-20%
----------------------------------------------
Diversified Equity Fund              0-20%
----------------------------------------------
Small Cap Growth Fund                0-20%
----------------------------------------------
Small Cap Value Fund                 0-20%
----------------------------------------------
Equity Income Fund                   0-20%
----------------------------------------------
Equity Index Fund                    0-20%

 .    The Fund also may hold cash and cash equivalents.

------
18

ONE GROUP INVESTOR BALANCED FUND. The Fund invests in both stock and bond mutual funds -- stock funds for long-term growth potential and bond funds for principal stability and current income.

1. From 40% to 60% of the Fund's total assets are invested in One Group equity funds.

2.    From 40% to 60% of its total assets are invested in One Group bond funds.

3. Up to 10% of its total assets are invested in a One Group money market fund.

 . The Fund also is diversified across a variety of mutual funds, which in turn invest in different industries, economic sectors and geographic regions. The Fund invests its assets in the underlying mutual funds within the following ranges:

                                 PERCENTAGE OF
FUND NAME                        FUND HOLDINGS
----------------------------------------------
Prime Money Market Fund              0-10%
----------------------------------------------
Short-Term Bond Fund                 0-50%
----------------------------------------------
Intermediate Bond Fund               0-50%
----------------------------------------------
Income Bond Fund                     0-50%
----------------------------------------------
Bond Fund                            0-50%
----------------------------------------------
High Yield Bond Fund                 0-30%
----------------------------------------------
Government Bond Fund                 0-50%
----------------------------------------------
Ultra Short-Term Bond Fund           0-50%
----------------------------------------------
Mid Cap Value Fund                   0-30%
----------------------------------------------
Mid Cap Growth Fund                  0-30%
----------------------------------------------
International Equity Index Fund      0-30%
----------------------------------------------
Diversified International Fund       0-30%
----------------------------------------------
Large Cap Growth Fund                0-40%
----------------------------------------------
Large Cap Value Fund                 0-50%
----------------------------------------------
Diversified Mid Cap Fund             0-30%
----------------------------------------------
Diversified Equity Fund              0-40%
----------------------------------------------
Small Cap Growth Fund                0-30%
----------------------------------------------
Small Cap Value Fund                 0-30%
----------------------------------------------
Equity Income Fund                   0-40%
----------------------------------------------
Equity Index Fund                    0-40%

 .   The Fund also may hold cash and cash equivalents.

------
  19

ONE GROUP INVESTOR GROWTH & INCOME FUND. The Fund is diversified between stocks and bonds, with an emphasis on stocks.

1. From 60% to 80% of the Fund's total assets are invested in One Group equity funds.

2.   From 20% to 40% of its total assets are invested in One Group bond funds.

3. Up to 10% of its total assets are invested in a One Group money market fund.

 . The Fund also is diversified across a variety of mutual funds, which in turn invest in different industries, economic sectors and geographic regions. The Fund invests its assets in the underlying mutual funds within the following ranges:


                                 PERCENTAGE OF
FUND NAME                        FUND HOLDINGS
----------------------------------------------
Prime Money Market Fund              0-10%
----------------------------------------------
Short-Term Bond Fund                 0-30%
----------------------------------------------
Intermediate Bond Fund               0-30%
----------------------------------------------
Income Bond Fund                     0-30%
----------------------------------------------
Bond Fund                            0-30%
----------------------------------------------
High Yield Bond Fund                 0-30%
----------------------------------------------
Government Bond Fund                 0-30%
----------------------------------------------
Ultra Short-Term Bond Fund           0-30%
----------------------------------------------
Mid Cap Value Fund                   0-40%
----------------------------------------------
Mid Cap Growth Fund                  0-40%
----------------------------------------------
International Equity Index Fund      0-40%
----------------------------------------------
Diversified International Fund       0-40%
----------------------------------------------
Large Cap Growth Fund                0-50%
----------------------------------------------
Large Cap Value Fund                 0-60%
----------------------------------------------
Diversified Mid Cap Fund             0-40%
----------------------------------------------
Diversified Equity Fund              0-60%
----------------------------------------------
Small Cap Growth Fund                0-40%
----------------------------------------------
Small Cap Value Fund                 0-40%
----------------------------------------------
Equity Income Fund                   0-60%
----------------------------------------------
Equity Index Fund                    0-60%
----------------------------------------------
Technology Fund                      0-10%
----------------------------------------------
Health Sciences Fund                 0-10%


 .   The Fund also may hold cash and cash equivalents.

------
20

ONE GROUP INVESTOR GROWTH FUND. The Fund is diversified between stocks and bonds, with a heavy emphasis on stocks.

1. From 80% to 100% of the Fund's total assets are invested in One Group equity funds.

2.   Up to 20% of its total assets are invested in One Group bond funds.

3. Up to 10% of its total assets are invested in a One Group money market fund.

 . The Fund also is diversified across a variety of mutual funds, which in turn invest in different industries, economic sectors and geographic regions. The Fund invests its assets in the underlying mutual funds within the following ranges:


                                 PERCENTAGE OF
FUND NAME                        FUND HOLDINGS
----------------------------------------------
Prime Money Market Fund              0-10%
----------------------------------------------
Short-Term Bond Fund                 0-20%
----------------------------------------------
Intermediate Bond Fund               0-20%
----------------------------------------------
Income Bond Fund                     0-20%
----------------------------------------------
Bond Fund                            0-20%
----------------------------------------------
High Yield Bond Fund                 0-20%
----------------------------------------------
Government Bond Fund                 0-20%
----------------------------------------------
Ultra Short-Term Bond Fund           0-20%
----------------------------------------------
Mid Cap Value Fund                   0-40%
----------------------------------------------
Mid Cap Growth Fund                  0-40%
----------------------------------------------
International Equity Index Fund      0-40%
----------------------------------------------
Diversified International Fund       0-40%
----------------------------------------------
Large Cap Growth Fund                0-50%
----------------------------------------------
Large Cap Value Fund                 0-60%
----------------------------------------------
Diversified Mid Cap Fund             0-40%
----------------------------------------------
Diversified Equity Fund              0-50%
----------------------------------------------
Small Cap Growth Fund                0-40%
----------------------------------------------
Small Cap Value Fund                 0-40%
----------------------------------------------
Equity Income Fund                   0-50%
----------------------------------------------
Equity Index Fund                    0-50%
----------------------------------------------
Technology Fund                      0-10%
----------------------------------------------
Health Sciences Fund                 0-10%


 .   The Fund also may hold cash and cash equivalents.

------
  21

--------------------------------------------------------------------------------

Investment Risks

The main risks of investing in the Funds are described in the Fund Summaries. Additional risks are described below.

DERIVATIVES. The underlying Funds may invest in securities that are considered to be DERIVATIVES. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity, and management risks. A Fund's use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund did not use such instruments.




WHAT IS A DERIVATIVE?

Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

JUNK BONDS. One Group High Yield Bond and One Group Income Bond Fund invest in debt securities that are considered to be speculative. These securities are issued by companies which are highly leveraged, less creditworthy or financially distressed. While these investments generally provide a higher yield than higher rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. The market price of these securities can change suddenly and unexpectedly. The default rate for high yield bonds to be cyclical, with defaults rising in periods of economic downturn. Over the past two and a half years and continuing on the date of this prospectus, the default rate for high yield securities has significantly increased compared with prior periods.


CREDIT RISK. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the underlying funds. Such default could result in losses to the underlying funds and to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

PREPAYMENT AND CALL RISK. Some of the underlying funds may invest a portion of their assets in mortgage-backed securities. These securities are subject to prepayment and call risk. The issuers of mortgage-backed and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed securities. When mortgages are prepaid, a fund may have to reinvest in securities with a lower yield. A fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in unexpected capital loss.

INTERNATIONAL FUNDS. Foreign securities are subject to special risks. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, higher transaction costs and delayed settlements of transactions. Securities of some foreign companies are less liquid, and their prices more volatile, than securities of comparable U.S. companies. Additionally, there may be less public information available about foreign issuers. Since the underlying funds may invest in securities denominated in foreign currencies, changes in exchange rates also may affect the value of investments in the underlying funds.

------
22

EMERGING MARKETS. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

SMALLER COMPANIES. Investments by funds in smaller, newer companies may be riskier than investments in larger, more-established companies. Securities of smaller companies tend to be less liquid than securities of large companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their debt securities and/or stock price. This may cause unexpected and frequent decreases in the value of underlying funds investing in small companies, and may affect your investment in the funds.

SECURITIES OF HEALTH SCIENCES COMPANIES. The Health Sciences Fund's performance is closely tied to, and affected by, the performance of the industries in the health sciences sector. Health sciences companies are subject to comprehensive government regulation and scrutiny. The activities of health sciences companies may be dependent upon government funding and reimbursements from governmental programs and agencies. Moreover, new products may require regulatory approval. As a result, adverse actions (or market concerns with prospective actions) by governmental entities such as withdrawal of funding, changes in legislation and regulation, or denial or delays in regulatory approvals, may have an adverse impact on the Fund's share price. In addition, the Fund may be adversely impacted by increased competition among health sciences companies, patent infringement, product liability and other litigation, and product obsolescence.


SECURITIES OF TECHNOLOGY COMPANIES. The Technology Fund's performance is closely tied to, and affected by, the performance of the industries in the technology sector. The stock price of technology companies tends to be more volatile than the stock price of companies in other industries. In addition, the valuation of many technology stocks could be high when considered by such traditional measures of value as price-to-earnings ratios. Competitive pressures also may have a significant effect on the financial condition of technology-sensitive companies. Further, because of the rapid pace of technological development, products and services produced by companies in which the Technology Fund invests may become obsolete or have relatively short product cycles. As a result, the Fund's value and its returns may be considerably more volatile and pose greater risks than the values and returns of other mutual funds that invest in companies in the technology sector.

--------------------------------------------------------------------------------


Temporary Defensive Positions


------
  23

Temporary Defensive Positions

For liquidity and to respond to unusual market conditions, the Funds may invest all or most of their assets in short-term fixed income securities for temporary defensive purposes. These types of securities are known as "cash equivalents." These investments may result in a lower yield than lower-quality or longer-term investments and may prevent the Funds from meeting their investment objectives.

                          WHAT IS A CASH EQUIVALENT?

 Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Funds are engaged in a temporary defensive position, they will not be pursuing their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.

--------------------------------------------------------------------------------

Portfolio Turnover

Portfolio turnover may vary greatly from year to year, as well as within a particular year.

Higher portfolio turnover rates will likely result in higher transaction costs to the Funds and may result in additional tax consequences to you. The portfolio turnover rate for each Fund for the fiscal year ended June 30, 2001, is shown in "Financial Highlights." To the extent portfolio turnover results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates.


------
24
     one  group(R)


     -------------------


How to Do Business with One Group Mutual Funds

--------------------------------------------------------------------------------

Purchasing Fund Shares


Where can I buy shares?

You may purchase Fund shares:

 . Directly from One Group through The One Group Services Company (the
  "Distributor"), and

 . From Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors, or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent.

When can I buy shares?

 .   Purchases may be made on any business day. This includes any day that the
    Funds are open for business, other than weekends and days on which the New York Stock Exchange ("NYSE") is closed, including the following holidays:
    New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas Day.

 .   Purchase requests received before 4 p.m. Eastern Time ("ET") will be effective that day. On occasion, the NYSE will close before 4 p.m. ET. When that happens, purchase requests received after the NYSE closes will be effective the following business day.

 .   If a Shareholder Servicing Agent holds your shares, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

 .   The Distributor can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order.

 .   Shares are electronically recorded. Therefore, certificates will not be issued.

What kind of shares can I buy?

 . This prospectus offers Class A, Class B and Class C shares, all of which are available to the general public.

 . Each class has different sales charges and expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, and the sales charges and expenses applicable to each class of shares. Sales charges are discussed in the section of this prospectus entitled "Sales Charges."




------
  25

 ONE GROUP FUND DIRECT IRA 403(B). One Group offers retirement plans. These plans allow participants to defer taxes while their retirement savings grow. Call 1-800-480-4111 for an Adoption Agreement.

How much do shares cost?


 .  Shares are sold at net asset value ("NAV") plus a sales charge, if any.

 . Each class of shares in each Fund has a different NAV. This is primarily because each class has different distribution expenses.

 . NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class expenses) by the number of outstanding shares in that class.


 . A Fund's NAV changes every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.

How do I open an account?

1. Read the prospectus carefully, and select the Fund or Funds and share class most appropriate for you.


2.  Decide how much you want to invest.

  . The minimum initial investment for all classes except Class I shares is $500 per Fund.


  . You are required to maintain a minimum account balance equal to the minimum initial investment in each Fund.

  .  Subsequent investments must be at least $25 per Fund.

  . You may purchase no more than $249,999 of Class B shares. This is because Class A shares offer a reduced sales charge on purchases of $250,000 or more and have lower expenses. The section of this prospectus entitled "What Kind of Shares Can I Buy?" provides information that can help you choose the appropriate share class.

  .  These minimums may be waived.

3. Complete the Account Application Form. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.


4. Send the completed application and a personal check (unless you choose to pay by wire) to:

  one group mutual funds
  p.o.box 8528
  boston, ma 02266-8528

If you choose to pay by wire, please call 1-800-480-4111.

Contributions to Fund Direct IRAs should be made payable to "One Group Mutual Funds for the Benefit of (your name)."

5. All checks must be in U.S. dollars. One Group does not accept "third party checks." Checks made payable to any individual or company and endorsed to One Group are considered third party checks.

------
26

                                                          ON A SYSTEMATIC BASIS?

 All checks must be payable to one of the following:

 . One Group Mutual Funds; or

 . The specific Fund in which you are investing.

 Checks made payable to any party other than those listed above will be returned to the address provided on the account application.

6. Each time you purchase One Group shares by check or ACH, there is a seven-day holding period before you can redeem those shares. This gives One Group time to receive and collect money to cover your investment.


7. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

8. If you have any questions, contact your Shareholder Servicing Agent or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes. Simply select this option on your Account Application Form and then:

 . Contact your Shareholder Servicing Agent or call 1-800-480-4111 to relay your purchase instructions.

 . Authorize a bank transfer or initiate a wire transfer to the following wire address:


  STATE STREET BANK AND TRUST COMPANY
  ATTN: CUSTODY & SHAREHOLDER SERVICES
  ABA 011 000 028
  DDA 99034167
  FBO ONE GROUP FUND
   (EX: ONE GROUP INVESTOR GROWTH FUND -- A)
  YOUR ACCOUNT NUMBER
   (EX: 123456789)
  YOUR ACCOUNT REGISTRATION
   (EX: JOHN SMITH & MARY SMITH, JTWROS)

 . One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

 .   You may revoke your right to make purchases over the telephone by sending a letter to:

  one group mutual funds
  p.o. box 8528
  boston, ma 02266-8528

Can I automatically invest on a systematic basis?

Yes. You may purchase additional Class A, Class B and Class C shares by making automatic monthly investments from your bank account. To establish a Systematic Investment Plan:

 .  Select the "Systematic Investment Plan" option on the Account Application
   Form.

------
  27

 . Provide the necessary information about the bank account from which your investments will be made.

 . Shares purchased under a Systematic Investment Plan may not be redeemed for five (5) business days.

 . One Group currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

 .  You may revoke your election to make systematic investments by calling
   1-800-480-4111 or by sending a letter to:

  one group mutual funds
  p.o. box 8528
  boston, ma 02266-8528

Conversion Feature

Your Class B shares automatically convert to Class A shares after eight years (measured from the end of the month in which they were purchased).

 . After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares.

 . You will not be assessed any sales charges or fees for conversion of shares, nor will you be subject to any federal income tax.

 . Because the share price of the Class A shares may be higher than that of the Class B shares at the time of conversion, you may receive fewer Class A shares; however, the dollar value will be the same.

 . If you have exchanged Class B shares of one Fund for Class B shares of another, the time you held the shares in each Fund will be added together.

Sales Charges

--------------------------------------------------------------------------------
The Distributor compensates Shareholder Servicing Agents who sell shares of One Group. Compensation comes from sales charges, 12b-1 fees, and payments by Distributor and the Funds' investment advisor from their own resources. The tables below show the sales charges for each class of shares and the percentage of your investment that is paid as a commission to a Shareholder Servicing Agent.

------
28

-----------------

CLASS A SHARES

This table shows the amount of sales charge you pay and the commissions paid to Shareholder Servicing Agents.

--------------------------------------------------------------------------------

                                             SALES CHARGE           COMMISSION
     AMOUNT            SALES CHARGE         AS A PERCENTAGE       AS A PERCENTAGE
       OF             AS A PERCENTAGE           OF YOUR             OF OFFERING
    PURCHASES         OFFERING PRICE          INVESTMENT               PRICE

Less than $50,000          5.25%                 5.54%                 4.75%
---------------------------------------------------------------------------------
$50,000-$99,999            4.50%                 4.71%                 4.05%
---------------------------------------------------------------------------------
$100,000-$249,999          3.50%                 3.63%                 3.05%
---------------------------------------------------------------------------------
$250,000-$499,999          2.50%                 2.56%                 2.05%
---------------------------------------------------------------------------------
$500,000-$999,999          2.00%                 2.04%                 1.60%
---------------------------------------------------------------------------------
$1,000,000*                 none                  none                  none
---------------------------------------------------------------------------------

* If you purchase $1 million or more of Class A shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A shares within one year of purchase and 0.50% of the purchase price if you redeem within two years of purchase, unless the Distributor receives notice before you invest indicating that your Shareholder Servicing Agent is waiving its commission.

CLASS B SHARES

Class B shares are offered at NAV, without any up-front sales charges. However, if you redeem these shares within six years of the purchase date, you will be assessed a Contingent Deferred Sales Charge ("CDSC") according to the following schedule:

-----------------------------

   YEARS                                                  CDSC AS A PERCENTAGE
   SINCE                                                    OF DOLLAR AMOUNT
 PURCHASE                                                  SUBJECT TO CHARGE
    0-1                                                          5.00%
---------------------------------------------------------------------------------
    1-2                                                          4.00%
---------------------------------------------------------------------------------
    2-3                                                          3.00%
---------------------------------------------------------------------------------
    3-4                                                          3.00%
---------------------------------------------------------------------------------
    4-5                                                          2.00%
---------------------------------------------------------------------------------
    5-6                                                          1.00%
---------------------------------------------------------------------------------
more than 6                                                       none
---------------------------------------------------------------------------------

The Distributor pays a commission of 4.00% of the original purchase price to Shareholder Servicing Agents who sell Class B shares.

Class C Shares

Class C shares are offered at NAV, without any up-front sales charge. However, if you redeem your shares within one year of the purchase date, you will be assessed a CDSC as follows:

-----------------------------

     YEARS                                                CDSC AS A PERCENTAGE
     SINCE                                                  OF DOLLAR AMOUNT
    PURCHASE                                               SUBJECT TO CHARGE
      0-1                                                        1.00%
---------------------------------------------------------------------------------
after first year                                                  none
---------------------------------------------------------------------------------

Shareholder Servicing Agents selling Class C shares receive a commission of 1.00% of the original purchase price from the Distributor.

------
  29

-----------------

How the CDSC is Calculated

 .   The Fund assumes that all purchases made in a given month were made on the first day of the month.

 .   The CDSC is based on the current market value or the original cost of the shares, whichever is less.

 .   No CDSC is imposed on share appreciation, nor is a CDSC assessed on shares acquired through reinvestment of dividends or capital gains distributions.

 .   To keep your CDSC as low as possible, the Fund first will redeem the shares acquired through dividend reinvestment followed by shares you have held for the longest time and thus have the lowest CDSC.

 .   If you exchange Class B or Class C shares of an unrelated mutual fund for
    Class B or Class C shares of One Group in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to One Group shares you receive in the reorganization.

12b-1 FEES

Each One Group Fund has adopted a plan under Rule 12b-1 that allows it to pay distribution and shareholder servicing fees. These fees are called "12b-1 fees." 12b-1 fees are paid by One Group to the Distributor as compensation for its services and expenses. The Distributor in turn pays all or part of the 12b-1 fee to Shareholder Servicing Agents that sell shares of One Group.

The 12b-1 fees vary by share class as follows:

1. Class A shares pay a 12b-1 fee of .35% of the average daily net assets of the Fund, which is currently being waived to .25%.

2. Class B and Class C shares pay a 12b-1 fee of 1.00% of the average daily net assets of the Fund. This will cause expenses for Class B and Class C shares to be higher and dividends to be lower than for Class A shares.

12b-1 fees, together with the CDSC, help the Distributor sell Class B and Class C shares without an "up-front" sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Shareholder Servicing Agents.

 .   The Distributor may use up to .25% of the fees for shareholder servicing and up to .75% for distribution. During the last fiscal year, the Distributor received 12b-1 fees totaling .25% of its average daily net assets of Class A, and 1.00% and 1.00% of the average daily net assets of Class B and Class C shares, respectively.

   The Distributor may pay 12b-1 fees to its affiliates and to Banc One Investment Advisors and its affiliates (or any sub-advisor) for brokerage and other agency transactions.

Because 12b-1 fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

------
30

-----------------
--------------------------------------------------------------------------------
Sales Charge Reductions and Waivers

REDUCING YOUR CLASS A SALES CHARGES

There are several ways you can reduce the sales charges you pay on Class A shares:

1. Right of Accumulation: You may add the higher of the market value or original purchase price of any Class A, Class B or Class C shares of a Fund (except a money market fund) that you (and your spouse and minor children) already own to the amount of your next Class A purchase for purposes of calculating the sales charge. An Intermediary also may take advantage of this option.

2. Letter of Intent: With an initial investment of $2,000, you may purchase Class A shares of one or more funds over the next 13 months and pay the same sales charge that you would have paid if all shares were purchased at once. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested.

To take advantage of the accumulation privilege or letter of intent, complete the appropriate section of your fund application, or contact your investment representative. To determine if you are eligible for the accumulation privilege, call 1-800-480-4111. These programs may be terminated or amended at any time.

WAIVER OF THE CLASS A SALES CHARGE

No sales charge is imposed on Class A shares of the Funds if the shares were:

1. Bought with the reinvestment of dividends and capital gains distributions.

2. Acquired in exchange for other One Group shares if a comparable sales charge has been paid for the exchanged shares.


3. Bought by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of:

 . One Group Mutual Funds.

 . Bank One Corporation and its subsidiaries and affiliates.

 . The Distributor and its subsidiaries and affiliates.

 . State Street Bank and Trust Company and its subsidiaries and affiliates.

 . Broker/dealers who have entered into dealer agreements with One Group and their subsidiaries and affiliates.

 . An investment sub-advisor of a fund of One Group and such sub-advisor's subsidiaries and affiliates.


4. Bought by:

 . Affiliates of Bank One Corporation and certain accounts (other than IRA accounts) for which an Intermediary acts in a fiduciary, advisory, agency, or custodial capacity or Accounts which participate in select affinity programs with Bank One Corporation and its affiliates and subsidiaries.

 . Accounts as to which a bank or broker-dealer charges an asset allocation fee, provided the bank or broker-dealer has an agreement with the Distributor.

 . Certain retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in sections 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts."

 . Shareholder Servicing Agents who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their

------
  31

-----------------
  clients and who charge a management, consulting or other fee for their services, as well as clients of such Shareholder Servicing Agents who place trades for their own accounts if the accounts are linked to the master account of such Shareholder Servicing Agents.

5. Bought with proceeds from the sale of Class I shares of a One Group Fund or acquired in an exchange of Class I shares of a Fund for Class A shares of the same Fund, but only if the purchase is made within 60 days of the sale or distribution.

6. Bought with proceeds from the sale of Class A shares of a One Group Fund, but only if the purchase is made within 60 days of the sale or distribution. Appropriate documentation may be required. In addition, no sales charge is imposed if Class A shares of a One Group Fund are bought with the proceeds from the sale of shares of another mutual fund on which a sales charge was paid if the Distributor receives notice before you invest indicating that your Shareholder Servicing Agent is waiving its commission.


7. Bought in an IRA with the proceeds of a distribution from an employee benefit plan, but only if the purchase is made within 60 days of the sale or distribution and, at the time of the distribution, the employee benefit plan had plan assets invested in a One Group Fund.

8. Bought with assets of One Group.

9. Bought in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

WAIVER OF THE CLASS B AND CLASS C SALES CHARGES


No sales charge is imposed on redemptions of Class B or Class C shares of the
Funds:


1. If you withdraw no more than 10% of the value of a Fund in a 12-month period. Shares received from dividend and capital gains reinvestment are included in calculating the amounts eligible for this waiver. You need to participate in the Systematic Withdrawal Plan to take advantage of this waiver. For information on the Systematic Withdrawal Plan, please see "Can I Redeem on a Systematic Basis?".


2. If you are the shareholder (or a joint shareholder) or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code) after the account is opened. The redemption must be made within one year of such death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption request and be provided with satisfactory evidence of such death or disability.

3. That represent a minimum required distribution from your One Group IRA Account or other One Group qualifying retirement plan, but only if you are at least age 70 1/2. Only your One Group assets are considered when calculating that portion of your minimum required distribution that qualifies for the waiver.

4. Exchanged in connection with plans of reorganization of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

5. Exchanged for Class B or Class C shares of other One Group Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please see "Do I Pay a Sales Charge on an Exchange?."


6. If the Distributor receives notice before you invest indicating that your Shareholder Servicing Agent, due to the type of account that you have, is waiving its commission.

------
32

WAIVER QUALIFICATIONS
----------------------


To take advantage of any of these sales charge waivers, you must qualify for such waiver in advance. To see if you qualify, call 1-800-480-4111 or contact your Shareholder Servicing Agent. These waivers will not continue indefinitely and may be discontinued at any time without notice.

--------------------------------------------------------------------------------
Exchanging Fund Shares

What are my exchange privileges?


You may make the following exchanges:

  . Class A shares of a Fund may be exchanged for Class I shares of that Fund or for Class A or Class I shares of another One Group Fund but only if you are eligible to purchase those shares.


  . Class B shares of a Fund may be exchanged for Class B shares of another
    One Group Fund.

  . Class C shares of a Fund may be exchanged for Class C shares of another
    One Group Fund.

One Group Funds offer a Systematic Exchange Privilege which allows you to automatically exchange shares of one Fund to another on a monthly or quarterly basis. This privilege is useful in Dollar Cost Averaging. To participate in the Systematic Exchange Privilege, please select it on your Account Application. To learn more about it, please call 1-800-480-4111.

One Group does not charge a fee for this privilege. In addition, One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.

When are exchanges processed?

Exchanges are processed the same business day they are received, provided:

 . State Street Bank and Trust Company receives the request by 4:00 p.m., ET.

 . You have provided One Group with all of the information necessary to process the exchange.

 . You have received a current prospectus of the Fund or Funds in which you wish to invest.

 . You have contacted your Shareholder Servicing Agent, if necessary.

Do I pay a sales charge on an exchange?

Generally, you will not pay a sales charge on an exchange. However:

 . You will pay a sales charge if you bought Class A shares of a Fund:

 1. That does not charge a sales charge and you want to exchange them for shares of a Fund that does, in which case you would pay the sales charge applicable to the Fund into which you are exchanging.

 2. That charged a lower sales charge than the Fund into which you are exchanging, in which case you would pay the difference between that Fund's sales charge and all other sales charges you have already paid.

  . If you exchange Class B or Class C shares of a Fund, you will not pay a sales charge at the time of the exchange, however:


------
  33

 1. Your new Class B or Class C shares will be subject to the higher CDSC of either the Fund from which you exchanged, the Fund into which you exchanged, or any Fund from which you previously exchanged.

 2. The current holding period for your exchanged Class B or Class C shares is carried over to your new shares.

Are exchanges taxable?

Generally:

 . An exchange between Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.


 . An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.


 . You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

Yes. The exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore:

 . To prevent disruptions in the management of the Funds, One Group limits excessive exchange activity. Exchange activity is excessive if it exceeds two substantive exchange redemptions within 30 days of each other.

 . Excessive exchange activity will result in revocation of your exchange privilege.


 . In addition, One Group reserves the right to reject any exchange request
  (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.

 . Due to the relatively high cost of maintaining small accounts, One Group reserves the right to either charge a sub-minimum account fee of $10 or redeem all shares and close the account if, due to exchanges, your account value falls below the minimum required balance. For information on minimum required balances, please read, "How Do I Open An Account?"

--------------------------------------------------------------------------------

Redeeming Fund Shares

When can I redeem shares?

You may redeem all or some of your shares on any day that the Funds are open for business.

 . Redemption requests received before 4:00 p.m. ET (or when the NYSE closes) will be effective that day.

 . All required documentation in the proper form must accompany a redemption request. One Group may refuse to honor incomplete redemption requests.

How do I redeem shares?

 . You may use any of the following methods to redeem your shares:

 1. You may send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

  one group mutual funds
  p.o. box 8528
  boston, ma 02266-8528

------
34

 2. You may redeem over the telephone. Please see "Can I redeem by telephone?" for more information.

 . ALL REQUESTS FOR REDEMPTIONS FROM IRA ACCOUNTS MUST BE IN WRITING.

 1. You may request IRA redemption forms by calling 1-800-480-4111 or visiting www.onegroup.com.


 . One Group may require that the signature on your redemption request be guaranteed by a participant in the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

 1. the redemption is for shares worth $50,000 or less; AND

 2. the redemption is payable to the shareholder of record; AND

 3. the redemption check is mailed to the shareholder at the record address or the redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account.

 . On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:

 1. a designated bank; or

 2. your Shareholder Servicing Agent.

 . State Street Bank and Trust Company may charge you a wire redemption fee. The current fee is $7.00.


 . Your redemption proceeds ordinarily will be paid within seven days after receipt of the redemption request.

What will my shares be worth?

 . If you own Class A shares and the Fund receives your redemption request by 4:00 p.m. ET (or when the NYSE closes), you will receive that day's NAV.

 . If you own Class B or Class C shares and the Fund receives your redemption request by 4:00 p.m. ET (or when the NYSE closes), you will receive that day's NAV, minus the amount of any applicable CDSC.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application Form.

 . Contact your Shareholder Servicing Agent or call 1-800-480-4111 to relay your redemption request.

 . Your redemption proceeds will be mailed or wired to the commercial bank account you designated on your Account Application Form.


 . One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

 . REDEMPTIONS FROM YOUR IRA ACCOUNT MAY NOT BE MADE BY TELEPHONE. Can I redeem on a systematic basis?


Can I Redeem On A Systematic Basis?

If you have an account value of at least $10,000, you may elect to receive monthly, quarterly or annual payments of not less than $100 each. This $10,000 minimum does not apply to minimum required distributions from your One Group IRA or other qualifying retirement plan.

 .  Select the "Systematic Withdrawal Plan" option on the Account Application
   Form.

 .  Specify the amount you wish to receive and the frequency of the payments.

------
  35

----------------

 .  You may designate a person other than yourself as the payee.

 .  There is no fee for this service.


 .  If you select this option, please keep in mind that:

 1. It may not be in your best interest to buy additional Class A shares while participating in a Systematic Withdrawal Plan. This is because Class A shares have an up-front sales charge.

 2. If you own Class B or Class C shares, you or your designated payee may receive systematic payments. The applicable Class B and Class C sales charge is waived provided your withdrawals do not exceed 10% of a fund's value annually, measured from the date you begin participating in the Plan. Shares received from dividend and capital gains reinvestment are included in calculating the 10%. Withdrawals in excess of 10% will subject the entire annual withdrawal to the applicable sales charge.


 3. If you are age 70 1/2, you may elect to receive payments to the extent that the payment represents a minimum required distribution from a One Group IRA or other One Group qualifying retirement plan. Only One Group assets are considered when calculating your minimum required distribution.

 4. If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

 . Generally, all redemptions will be for cash. However, if you redeem shares worth $500,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.



 . Due to the relatively high cost of maintaining small accounts, One Group reserves the right to either charge a sub-minimum account fee of $10 or redeem all shares and close the account if, due to redemptions or exchanges, your account value falls below the minimum required balance. For information on minimum required balances, please read, "How do I open an account?"


 . One Group may suspend your ability to redeem when:


 1. Trading on the New York Stock Exchange ("NYSE") is restricted.


 2. The NYSE is closed (other than weekend and holiday closings).


 3. The SEC has permitted a suspension.


 4. An emergency exists.


The Statement of Additional Information offers more details about this process.


 . You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.


------
36
     one  group(R)


     -------------------




Privacy Policy


--------------------------------------------------------------------------------

One Group Mutual Funds understands that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.


KEY DEFINITIONS


This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:


  . Consumer -- an individual who applies for or obtains a financial product or service from One Group Mutual Funds for personal, family or household purposes, including individuals who don't have a continuing relationship with One Group Mutual Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representatives, but do not invest in One Group Mutual Funds.


  . Customer -- a consumer who has a continuing relationship with One Group
    Mutual Funds through record ownership of fund shares.


  . Nonpublic personal information -- any personally identifiable financial information about a consumer that is obtained by One Group Mutual Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory listing is an example of public information.


COLLECTION OF NONPUBLIC PERSONAL INFORMATION


We collect information to service your account, to protect you from fraud and to make available products and services that may be of interest to you. We collect nonpublic personal information about you from the following sources:


  . Information we receive from you on applications or other forms, on our website or through other means;


  . Information we receive from you through transactions, correspondence and other communications with us; and


  . Information we otherwise obtain from you in connection with providing you a financial product or service.


INFORMATION SHARING WITH NON-AFFILIATED THIRD PARTIES


We do not share any nonpublic personal information about our customers or former customers with anyone, except as required or permitted by law. This means we may disclose all of the information we collect, as described above, to companies who help


------
  37
us maintain and service your account. For instance, we will share information with the transfer agent for One Group Mutual Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas or as described in the following section.


INFORMATION SHARING WITH JOINT MARKETERS


We also may share the information described above in COLLECTION OF NONPUBLIC PERSONAL INFORMATION with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint marketing agreements. However, we only provide information about you to that broker-dealer or financial intermediary from whom you purchased your One Group shares. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.


CHILDREN'S ONLINE PRIVACY ACT DISCLOSURE


From our website, One Group Mutual Funds does not knowingly collect or use personal information from children under the age of 13 without obtaining verifiable consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.


SECURITY


For your protection, One Group Mutual Funds maintains security standards and procedures that we continually update to safeguard against unauthorized disclosure of information or access to information about you.


We restrict access to nonpublic personal information about you to those individuals who need to know that information to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.


ONE GROUP MUTUAL FUNDS' PRIVACY COMMITMENT


One Group Mutual Funds is committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.onegroup.com.



------
38
     one  group(R)


     -------------------





Shareholder Information


--------------------------------------------------------------------------------

Voting Rights

The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective, or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.


Dividend Policies

DIVIDENDS. The Funds generally declare dividends quarterly. The Investor Conservative Growth Fund, however, generally declares dividends monthly. Dividends are distributed on the first business day of the next month after they are declared. Capital gains, if any, for all Funds are distributed at least annually.

The Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

DIVIDEND REINVESTMENT. You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payment in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

If you elect to receive distributions in cash and the U.S. Postal Service twice returns your check to One Group as "undeliverable", your check will be credited back to your One Group account and all future distributions will be reinvested in One Group shares.


If you want to change the way in which you receive dividends and distributions, you must write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street. You also may call 1-800-480-4111 to make this change.

SPECIAL DIVIDEND RULES FOR CLASS B SHARES. Class B shares received as dividends and capital gains distributions will be accounted for separately. Each time any Class B shares (other than those in the sub-account) convert to Class A shares, a percentage of the Class B shares in the sub-account will also convert to Class A shares. (See "Conversion Feature.")

------
  39

Tax Treatment of Shareholders

TAXATION OF SHAREHOLDER TRANSACTIONS. A sale, exchange, or redemption of Fund shares generally will produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions.

Taxation of Distributions

Each Fund will distribute substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses and net capital gains [i.e., the excess of net long-term capital gains over net short-term capital losses]) on at least an annual basis. Dividends you receive from a Fund, whether reinvested or received in cash, will be taxable to you. Dividends from a Fund's net investment income will be taxable as ordinary income and distributions from a Fund's long-term capital gains will be taxable to you as such, regardless of how long you have held the shares. Distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment (and thus were included in the price you paid). A Fund may produce taxable capital gains even if it does not have income to distribute and performance has been poor.


A Fund's use of a fund-of-funds structure could affect the amount, timing and character of distributions to you. See "Additional Tax Information Concerning the Funds of Funds" in the Statement of Additional Information.

Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.

Taxation of Retirement Plans

Distributions by the Funds to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual as described in "Taxation of Distributions." If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of making such an investment.

Tax Information

The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders.

--------------------------------------------------------------------------------
Shareholder Statements and Reports

One Group or your Shareholder Servicing Agent will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. One Group will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Shareholder Servicing Agent may have a different cut-off time.

To reduce expenses and conserve natural resources, One Group will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or One Group reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and One Group will begin individual delivery

------
40
within 30 days. If you would like to receive these documents by e-mail, please visit www.onegroup.com and sign up for electronic delivery.

If you are the record owner of your One Group shares (that is, you did not use a Shareholder Servicing Agent to buy your shares), you may access your account statements at www.onegroup.com.

In March and September, you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write One Group Mutual Funds at 1111 Polaris Parkway, Columbus, OH 43271-1235, call 1-800-480-4111 or visit www.onegroup.com.

------
  41
     one group(R)


                                                                       [GRAPHIC]
     -------------------

  [LOGO
  OF
  ONE
  GROUP]

Management of One Group Mutual Funds

--------------------------------------------------------------------------------

The Advisor

Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual corporate, charitable and retirement accounts. As of June 30, 2001, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $132 billion in assets.


--------------------------------------------------------------------------------
The Sub-Advisors

Banc One High Yield Partners, LLC, 8044 Montgomery Road, Suite 382, Cincinnati, Ohio 45236, is the sub-advisor to the High Yield Bond Fund and the Income Bond Fund. Banc One High Yield Partners was formed in June 1998 to provide investment advisory services related to high-yield, high-risk investments to the High Yield Bond Fund and other advisory clients. Banc One High Yield Partners is controlled by Banc One Investment Advisors and Pacholder Associates, Inc. As of June 30, 2001, Banc One High Yield Partners had approximately $520 million in assets under management.


--------------------------------------------------------------------------------
Advisory Fees

Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each year. For the most recent fiscal year, the Funds paid advisory fees at the following rates:

--------------------------------------------------------------------------------

                                                      ANNUAL RATE
                                                    AS PERCENTAGE OF
FUND                                            AVERAGE DAILY NET ASSETS
One Group(R) Investor Conservative Growth Fund            .02%
------------------------------------------------------------------------
One Group(R) Investor Balanced Fund                       .02%
------------------------------------------------------------------------
One Group(R) Investor Growth & Income Fund                .02%
------------------------------------------------------------------------
One Group(R) Investor Growth Fund                         .02%
------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund Managers

No single person is responsible for managing the assets of the Funds. Rather, investment decisions for the Funds are made by committee. Banc One Investment Advisors also serves as the advisor to the underlying mutual funds, for which it receives a fee.

------
42
     one group(R)

     -------------------

[GRAPHIC]



Financial Highlights


The Financial Highlights tables are intended to help you understand the Funds' performance for the last five years or the period of the Funds' operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information for the Funds has been audited by PricewaterhouseCoopers LLP whose report, along with the Funds' financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.


INVESTOR CONSERVATIVE GROWTH FUND



                                                                   DECEMBER 10,
                                       YEAR ENDED JUNE 30,         1996 THROUGH
                                  -------------------------------    JUNE 30,
CLASS A                           2001  2000     1999      1998      1997(A)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                $ 11.18  $ 11.04  $. 10.32     $10.00
-------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)             0.49     0.44      0.43       0.22
 Net realized and unrealized
  gains (losses) from investments        (0.03)    0.29      0.82       0.32
-------------------------------------------------------------------------------
Total from Investment Activities          0.46     0.73      1.25       0.54
-------------------------------------------------------------------------------
Distributions:
 Net investment income                   (0.49)   (0.46)    (0.43)     (0.22)
 Net realized gains                      (0.08)   (0.13)    (0.10)        -
Total Distributions                      (0.57)   (0.59)    (0.53)     (0.22)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $ 11.07  $ 11.18  $  11.04     $10.32
-------------------------------------------------------------------------------
Total Return (Excludes Sales
 Charge)                                 4.27%    6.77%    12.38%      5.46%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period
  (000)                                $31,225  $29,714  $ 12,538     $1,299
 Ratio of expenses to average net
  assets                                 0.45%    0.45%     0.45%      0.47%(c)
 Ratio of net investment income
  to average net assets                  4.46%    4.07%     4.12%      4.76%(c)
 Ratio of expenses to average net
  assets*                                0.65%    0.67%     0.82%      3.05%(c)
 Portfolio turnover(d)                  23.76%    9.73%     3.22%     28.46%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (A) Period from commencement of operations. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                                                                  DECEMBER 10,
                                     YEAR ENDED JUNE 30,          1996 THROUGH
                                --------------------------------    JUNE 30,
CLASS B                         2001   2000      1999     1998      1997(A)
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                              $  11.19  $  11.05  $ 10.33     $10.00
------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)            0.41      0.36     0.37       0.19
 Net realized and unrealized
  gains (losses) from
  investments                           (0.03)     0.29     0.81       0.33
------------------------------------------------------------------------------
Total from Investment
 Activities                              0.38      0.65     1.18       0.52
------------------------------------------------------------------------------
Distributions:
 Net investment income                  (0.41)    (0.38)   (0.36)     (0.19)
 Net realized gains                     (0.08)    (0.13)   (0.10)        -
Total Distributions                     (0.49)    (0.51)   (0.46)     (0.19)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD       $  11.08  $  11.19  $ 11.05     $10.33
------------------------------------------------------------------------------
Total Return (Excludes Sales
 Charge)                                3.48%     6.10%   11.53%      5.30%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period
  (000)                              $117,926  $121,348  $39,489     $2,616
 Ratio of expenses to average
  net assets                            1.20%     1.20%    1.20%      1.21%(c)
 Ratio of net investment income
  to average net assets                 3.70%     3.33%    3.37%      4.06%(c)
 Ratio of expenses to average
  net assets*                           1.30%     1.32%    1.47%      3.52%(c)
 Portfolio turnover(d)                 23.76%     9.73%    3.22%     28.46%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (A) Period from commencement of operations. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
  43
     one group(R)

     -------------------



Financial Highlights


INVESTOR CONSERVATIVE GROWTH FUND



                                             YEAR ENDED JUNE       JULY 1,
                                                   30,           1997 THROUGH
                                            -------------------    JUNE 30,
CLASS C                                     2001  2000    1999     1998(A)
-----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $11.17  $11.03     $10.33
-----------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)                      0.41    0.36       0.35
 Net realized and unrealized gains (losses)
  from investments                                (0.03)   0.29       0.81
-----------------------------------------------------------------------------
Total from Investment Activities                   0.38    0.65       1.16
-----------------------------------------------------------------------------
Distributions:
 Net investment income                            (0.41)  (0.38)     (0.36)
 Net realized gains                               (0.08)  (0.13)     (0.10)
Total Distributions                               (0.49)  (0.51)     (0.46)
-----------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $11.06  $11.17     $11.03
-----------------------------------------------------------------------------
Total Return (Excludes Sales Charge)              3.48%   6.00%     11.48%

RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)               $7,207  $8,742     $3,788
 Ratio of expenses to average net assets          1.20%   1.20%      1.20%
 Ratio of net investment income to average
  net assets                                      3.70%   3.32%      3.39%
 Ratio of expenses to average net assets*         1.30%   1.33%      1.47%
 Portfolio turnover(b)                           23.76%   9.73%      3.22%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
44
     one group(R)

     -------------------
[GRAPHIC]



Financial Highlights




INVESTOR BALANCED FUND



                                                                  DECEMBER 10,
                                     YEAR ENDED JUNE 30,          1996 THROUGH
                                --------------------------------    JUNE 30,
CLASS A                         2001   2000      1999     1998       1997(A)
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                              $  12.24  $  11.83  $ 10.66     $10.00
------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)            0.47      0.42     0.34       0.17
 Net realized and unrealized
  gains (losses) from
  investments                            0.30      0.79     1.39       0.66
------------------------------------------------------------------------------
Total from Investment
 Activities                              0.77      1.21     1.73       0.83
------------------------------------------------------------------------------
Distributions:
 Net investment income                  (0.46)    (0.48)   (0.34)     (0.17)
 Net realized gains                     (0.03)    (0.32)   (0.22)       --
Total Distributions                     (0.49)    (0.80)   (0.56)     (0.17)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD       $  12.52  $  12.24  $ 11.83     $10.66
------------------------------------------------------------------------------
Total Return (Excludes Sales
 Charge)                                6.43%    10.70%   16.62%      8.41%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period
  (000)                              $219,684  $177,336  $32,605     $2,176
 Ratio of expenses to average
  net assets                            0.45%     0.45%    0.45%      0.47%(c)
 Ratio of net investment income
  to average net assets                 3.82%     3.27%    3.01%      3.78%(c)
 Ratio of expenses to average
  net assets*                           0.62%     0.61%    0.66%      1.12%(c)
 Portfolio turnover(d)                 20.99%    13.51%    9.71%     12.20%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                                                                  DECEMBER 10,
                                     YEAR ENDED JUNE 30,          1996 THROUGH
                                --------------------------------    JUNE 30,
CLASS B                         2001   2000      1999     1998      1997(A)
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                              $  12.24  $  11.82  $ 10.65     $10.00
------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)            0.37      0.33     0.26       0.16
 Net realized and unrealized
  gains (losses) from
  investments                            0.30      0.81     1.39       0.65
------------------------------------------------------------------------------
Total from Investment
 Activities                              0.67      1.14     1.65       0.81
------------------------------------------------------------------------------
Distributions:
 Net investment income                  (0.37)    (0.40)   (0.26)     (0.16)
 Net realized gains                     (0.03)    (0.32)   (0.22)       --
Total Distributions                     (0.40)    (0.72)   (0.48)     (0.16)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD       $  12.51  $  12.24  $ 11.82     $10.65
------------------------------------------------------------------------------
Total Return (Excludes Sales
 Charge)                                5.58%    10.01%   15.85%      8.22%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period
  (000)                              $298,942  $229,671  $70,463     $5,672
 Ratio of expenses to average
  net assets                            1.20%     1.20%    1.20%      1.22%(c)
 Ratio of net investment income
  to average net assets                 3.04%     2.78%    2.26%      2.93%(c)
 Ratio of expenses to average
  net assets*                           1.27%     1.26%    1.31%      1.73%(c)
 Portfolio turnover(d)                 20.99%    13.51%    9.71%     12.20%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
  45
     one group(R)

     -------------------



Financial Highlights


INVESTOR BALANCED FUND



                                                                     JULY 1,
                                            YEAR ENDED JUNE 30,    1997 THROUGH
                                            ---------------------    JUNE 30,
CLASS C                                     2001  2000     1999      1998(A)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $ 12.19  $ 11.77     $10.63
-------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)                       0.37     0.32       0.26
 Net realized and unrealized gains (losses)
  from investments                                  0.30     0.81       1.37
-------------------------------------------------------------------------------
Total from Investment Activities                    0.67     1.13       1.63
-------------------------------------------------------------------------------
Distributions:
 Net investment income                             (0.37)   (0.39)     (0.27)
 Net realized gains                                (0.03)   (0.32)     (0.22)
Total Distributions                                (0.40)   (0.71)     (0.49)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $ 12.46  $ 12.19     $11.77
-------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)               5.59%   10.04%     15.66%
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)               $16,095  $14,963     $6,653
 Ratio of expenses to average net assets           1.20%    1.20%      1.20%
 Ratio of net investment income to average
  net assets                                       3.08%    2.85%      2.24%
 Ratio of expenses to average net assets*          1.27%    1.26%      1.30%
 Portfolio turnover(b)                            20.99%   13.51%      9.71%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
46
     one group(R)

     -------------------

[GRAPHIC]



Financial Highlights


INVESTOR GROWTH & INCOME FUND



                                                                  DECEMBER 10,
                                     YEAR ENDED JUNE 30,          1996 THROUGH
                                --------------------------------    JUNE 30,
CLASS A                         2001   2000      1999     1998      1997(A)
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                              $  13.40  $  12.69  $ 11.02     $10.00
------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)            0.39      0.36     0.22       0.12
 Net realized and unrealized
  gains (losses) from
  investments                            0.65      1.27     1.95       1.02
------------------------------------------------------------------------------
Total from Investment
 Activities                              1.04      1.63     2.17       1.14
------------------------------------------------------------------------------
Distributions:
 Net investment income                  (0.39)    (0.45)   (0.22)     (0.12)
 Net realized gains                     (0.09)    (0.47)   (0.28)        -
Total Distributions                     (0.48)    (0.92)   (0.50)     (0.12)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD       $  13.96  $  13.40  $ 12.69     $11.02
------------------------------------------------------------------------------
Total Return (Excludes Sales
 Charge)                                7.85%    13.62%   20.18%     11.50%(b)

RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period
  (000)                              $299,207  $245,151  $39,874     $4,262
 Ratio of expenses to average
  net assets                            0.45%     0.45%    0.45%      0.46%(c)
 Ratio of net investment income
  to average net assets                 2.91%     1.54%    1.91%      2.67%(c)
 Ratio of expenses to average
  net assets*                           0.63%     0.62%    0.67%      1.26%(c)
 Portfolio turnover(d)                 21.50%    17.87%   11.38%     18.07%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized.
  (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                                                                  DECEMBER 10,
                                     YEAR ENDED JUNE 30,          1996 THROUGH
                                --------------------------------    JUNE 30,
CLASS B                         2001   2000      1999     1998      1997(A)
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                              $  13.36  $  12.64  $ 11.00     $10.00
------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)            0.29      0.26     0.14       0.09
 Net realized and unrealized
  gains (losses) from
  investments                            0.64      1.29     1.92       1.00
------------------------------------------------------------------------------
Total from Investment
 Activities                              0.93      1.55     2.06       1.09
------------------------------------------------------------------------------
Distributions:
 Net investment income                  (0.29)    (0.36)   (0.14)     (0.09)
 Net realized gains                     (0.09)    (0.47)   (0.28)        -
Total Distributions                     (0.38)    (0.83)   (0.42)     (0.09)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD       $  13.91  $  13.36  $ 12.64     $11.00
------------------------------------------------------------------------------
Total Return (Excludes Sales
 Charge)                                7.04%    12.93%   19.13%     11.02%(b)

RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period
  (000)                              $362,151  $221,088  $85,468     $8,896
 Ratio of expenses to average
  net assets                            1.20%     1.20%    1.20%      1.21%(c)
 Ratio of net investment income
  to average net assets                 2.13%     2.12%    1.15%      1.94%(c)
 Ratio of expenses to average
  net assets*                           1.28%     1.27%    1.32%      1.89%(c)
 Portfolio turnover(d)                 21.50%    17.87%   11.38%     18.07%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized.
  (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
  47
     one group(R)

     -------------------



Financial Highlights


INVESTOR GROWTH & INCOME FUND



                                                                     JULY 1,
                                            YEAR ENDED JUNE 30,    1997 THROUGH
                                            ---------------------    JUNE 30,
CLASS C                                     2001  2000     1999      1998(A)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $ 13.25  $ 12.54     $10.93
-------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)                       0.29     0.26       0.14
 Net realized and unrealized gains (losses)
  from investments                                  0.64     1.28       1.90
-------------------------------------------------------------------------------
Total from Investment Activities                    0.93     1.54       2.04
-------------------------------------------------------------------------------
Distributions:
 Net investment income                             (0.29)   (0.36)     (0.15)
 Net realized gains                                (0.09)   (0.47)     (0.28)
Total Distributions                                (0.38)   (0.83)     (0.43)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $ 13.80  $ 13.25     $12.54
-------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)               7.10%   12.94%     19.08%
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)               $16,944  $12,347     $6,429
 Ratio of expenses to average net assets           1.20%    1.20%      1.20%
 Ratio of net investment income to average
  net assets                                       2.18%    2.20%      1.14%
 Ratio of expenses to average net assets*          1.28%    1.27%      1.31%
 Portfolio turnover(b)                            21.50%   17.87%     11.38%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
48
     one group(R)

     -------------------
[GRAPHIC]



Financial Highlights


INVESTOR GROWTH FUND



                                                                  DECEMBER 10,
                                     YEAR ENDED JUNE 30,          1996 THROUGH
                                --------------------------------    JUNE 30,
CLASS A                         2001   2000      1999     1998      1997(A)
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                              $  14.30  $  13.33  $ 11.21     $10.00
------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)            0.33      0.29     0.10       0.07
 Net realized and unrealized
  gains (losses) from
  investments                            1.09      1.74     2.47       1.21
------------------------------------------------------------------------------
Total from Investment
 Activities                              1.42      2.03     2.57       1.28
------------------------------------------------------------------------------
Distributions:
 Net investment income                  (0.31)    (0.40)   (0.10)     (0.07)
 Net realized gains                     (0.16)    (0.66)   (0.35)        -
Total Distributions                     (0.47)    (1.06)   (0.45)     (0.07)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD       $  15.25  $  14.30  $ 13.33     $11.21
------------------------------------------------------------------------------
Total Return (Excludes Sales
 Charge)                               10.04%    16.40%   23.44%     12.84%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period
  (000)                              $140,449  $100,789  $55,057     $4,439
 Ratio of expenses to average
  net assets                            0.45%     0.45%    0.45%      0.46%(c)
 Ratio of net investment income
  to average net assets                 2.25%     2.08%    0.78%      1.82%(c)
 Ratio of expenses to average
  net assets*                           0.67%     0.66%    0.70%      1.62%(c)
 Portfolio turnover(d)                 28.66%    14.62%    4.05%     18.49%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated (A) Period from commencement of operations. (B) Not annualized. (C) Annualized.
  (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                                                                  DECEMBER 10,
                                     YEAR ENDED JUNE 30,          1996 THROUGH
                                --------------------------------    JUNE 30,
CLASS B                         2001   2000      1999     1998      1997(A)
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                              $  14.44  $  13.47  $ 11.34     $10.00
------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)            0.24      0.20     0.02       0.04
 Net realized and unrealized
  gains (losses) from
  investments                            1.07      1.76     2.48       1.34
------------------------------------------------------------------------------
Total from Investment
 Activities                              1.31      1.96     2.50       1.38
------------------------------------------------------------------------------
Distributions:
 Net investment income                  (0.24)    (0.33)   (0.02)     (0.04)
 Net realized gains                     (0.16)    (0.66)   (0.35)        -
Total Distributions                     (0.40)    (0.99)   (0.37)     (0.04)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD       $  15.35  $  14.44  $ 13.47     $11.34
------------------------------------------------------------------------------
Total Return (Excludes Sales
 Charge)                                9.14%    15.57%   22.52%     13.88%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period
  (000)                              $302,162  $168,823  $70,515     $7,651
 Ratio of expenses to average
  net assets                            1.20%     1.20%    1.20%      1.20%(c)
 Ratio of net investment income
  to average net assets                 1.41%     1.44%    0.04%      0.97%(c)
 Ratio of expenses to average
  net assets*                           1.32%     1.31%    1.35%      2.18%(c)
 Portfolio turnover(d)                 28.66%    14.62%    4.05%     18.49%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized.
  (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


------
  49
     one group(R)

     -------------------

[GRAPHIC]



Financial Highlights


INVESTOR GROWTH FUND



                                                                     JULY 1,
                                            YEAR ENDED JUNE 30,    1997 THROUGH
                                            ---------------------    JUNE 30,
CLASS C                                     2001  2000     1999      1998(A)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $ 14.30  $ 13.34     $11.25
-------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)                       0.24     0.18       0.02
 Net realized and unrealized gains (losses)
  from investments                                  1.05     1.77       2.45
-------------------------------------------------------------------------------
Total from Investment Activities                    1.29     1.95       2.47
-------------------------------------------------------------------------------
Distributions:
 Net investment income                             (0.24)   (0.33)     (0.03)
 Net realized gains                                (0.16)   (0.66)     (0.35)
Total Distributions                                (0.40)   (0.99)     (0.38)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $ 15.19  $ 14.30     $13.34
-------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)               9.08%   15.65%     22.42%
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)               $19,404  $15,071     $8,772
 Ratio of expenses to average net assets           1.20%    1.20%      1.20%
 Ratio of net investment income to average
  net assets                                       1.52%    1.50%      0.04%
 Ratio of expenses to average net assets*          1.32%    1.31%      1.35%
 Portfolio turnover(b)                            28.66%   14.62%      4.05%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (A) Period from commencement of operations. (B) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
50
     one group(R)

     -------------------
   [GRAPHIC]


Appendix A

--------------------------------------------------------------------------------
One Group Prime Money Market Fund

One Group Prime Money Market Fund seeks current income with liquidity and stability of principal. The Fund invests exclusively in high quality, short-term money market instruments. These instruments include corporate notes, commercial paper, funding agreements, certificates of deposit and bank obligations. The Fund will concentrate in the financial services industry, including asset backed commercial paper programs. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940.


--------------------------------------------------------------------------------
One Group Ultra Short-Term Bond Fund



One Group Ultra Short-Term Bond Fund seeks a high level of current income consistent with low volatility of principal by investing in a diversified portfolio of short-term investment grade securities. The Fund mainly invests in all types of investment grade debt securities (or unrated debt securities which Banc One Investment Advisors determines to be of comparable quality), including mortgage-backed securities, asset-backed securities and money market instruments. As part of its main investment strategy, the Fund invests in adjustable rate mortgage pass-through securities and other securities representing an interest in or secured by mortgages with periodic interest rate resets. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical nature of the transaction.


--------------------------------------------------------------------------------
One Group Short-Term Bond Fund

One Group Short-Term Bond Fund seeks current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities. The Fund mainly invests in investment grade debt securities (or unrated debt securities which Banc One Investment Advisors determines to be of comparable quality) with short to intermediate remaining maturities. These include U.S. government obligations and mortgage-backed and asset-backed securities. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction.


------
  51

--------------------------------------------------------------------------------
One Group Intermediate Bond Fund

One Group Intermediate Bond Fund seeks current income consistent with the preservation of capital through investments in high- and medium-grade fixed-income securities with intermediate maturities. The Fund mainly invests in investment grade debt securities of all types (or unrated debt securities which Banc One Investment Advisors determines to be of comparable quality), including bonds, notes, U.S. government obligations, with intermediate maturities. These include mortgage-backed and asset-backed securities. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction.


--------------------------------------------------------------------------------
One Group Bond Fund

One Group Bond Fund seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities. The Fund invests mainly in investment grade bonds and debt securities (or unrated bonds and debt securities which Banc One Investment Advisors determines to be of comparable quality). These include U.S. government obligations and mortgage-backed and asset-backed securities. Banc One Investment Advisors analyzes four major factors in managing and constructing the Fund: duration, market sector, maturity concentrations and individual securities. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors is value oriented and selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction.


--------------------------------------------------------------------------------
One Group Income Bond Fund



One Group Income Bond Fund seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities. The Fund mainly invests in investment grade debt securities (or unrated debt securities that are determined to be of comparable quality by Banc One Investment Advisors). In addition, the Fund also may invest in bonds, convertible securities, preferred stock, loan participations and other debt securities rated below investment grade (i.e., junk bonds.) (The Fund may not invest more than 30% of its total assets in these securities.) The Fund also invests in mortgage-backed and asset-backed securities. The Fund invests in securities with short to long maturities. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction.


--------------------------------------------------------------------------------
One Group Government Bond Fund

One Group Government Bond Fund seeks a high level of current income with liquidity and safety of principal. The Fund limits its investments to securities issued by the U.S. government and its agencies and instrumentalities (e.g., government bonds) or related to securities issued by the U.S. government and its agencies and instrumentalities. The Fund mainly invests in government bonds with intermediate


------
52
to long remaining maturities. These include mortgage-backed securities. Banc One Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Government Bond Fund spreads its holdings across various security types within the government market sector (e.g., U.S. government agency securities and agency mortgage-backed securities). Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk and the complex legal and technical structure of the transaction.


--------------------------------------------------------------------------------
One Group High Yield Bond Fund

One Group High Yield Bond Fund seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective. The Fund invests in all types of high-yield, high-risk debt securities. The Fund also may invest in convertible securities, preferred stock, common stock and loan participations. The Fund's investments generally will be rated below investment grade or unrated. Such securities are also known as junk bonds. The Fund's sub-advisor, Banc One High Yield Partners, LLC focuses on value in choosing securities for the Fund by looking at individual securities against the context of broader market factors. Banc One High Yield Partners monitors investments on an ongoing basis by staying abreast of positive and negative credit developments and having regular discussions with senior management of issuers of the Fund's investments.



--------------------------------------------------------------------------------
One Group Small Cap Growth Fund

One Group Small Cap Growth Fund seeks long-term capital growth primarily by investing in a portfolio of equity securities of small-capitalization and emerging growth companies. The Fund invests mainly in common stock, debt securities, preferred stocks, convertible securities, warrants and other equity securities of small-capitalization companies. Generally, the Fund invests in small-cap companies with market capitalizations ranging from $100 million to $3 billion at the time of investment.



--------------------------------------------------------------------------------


One Group Small Cap Value Fund

One Group Small Cap Value Fund seeks long-term capital growth by investing primarily in equity securities of small-capitalization companies. The Fund invests mainly in equity securities of small domestic companies with market capitalizations of $100 million to $3 billion at the time of investment. In reviewing investment opportunities, Banc One Investment Advisors uses a value-oriented approach. Companies are selected based upon such valuation characteristics as price-to-earnings, price-to-book and price-to-cash flow ratios which are at a discount to market averages. Banc One Investment Advisors also evaluates companies based on private market value, balance sheet strength, management depth and quality, market and industry position, normalized return on capital and recent transactions involving similar businesses. Stocks are sold based on price considerations or when they are no longer expected to appreciate in value.


--------------------------------------------------------------------------------
One Group Mid Cap Growth Fund



One Group Mid Cap Growth Fund seeks growth of capital and, secondarily, current income by investing primarily in equity securities. The Fund invests in securities that have the potential to produce above-average earnings growth per share over a one-to-three year period. The Fund typically invests in mid-cap companies with market capitalizations of $500 million to $10 billion at the time of investment. Typically, the

------
  53

Fund acquires shares of established companies with a history of above-average growth, as well as those companies expected to enter periods of above-average growth. Not all the securities purchased by the Fund will pay dividends. The Fund also invests in smaller companies in emerging growth industries.



--------------------------------------------------------------------------------


One Group Mid Cap Value Fund

One Group Mid Cap Value Fund seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities. The Fund invests mainly in equity securities of companies with below-market average price-to-earnings and price-to-book value ratios and with market capitalizations of $500 million to $10 billion at the time of investment. In choosing investments, the Fund considers the issuer's soundness and earnings prospects. In seeking to achieve the objective of capital appreciation, Banc One Investment Advisors looks at anticipated changes that may positively impact the value of the company such as new products, deployment of new technologies, cost cutting efforts and changes in management. As a secondary consideration, Banc One Investment Advisors looks for companies that have the potential to increase their dividends over time. If Banc One Investment Advisors thinks that a company's fundamentals are declining or that a company's ability to pay dividends has been impaired, it may eliminate the Fund's holding of the company's stock.


--------------------------------------------------------------------------------
One Group Diversified Mid Cap Fund



One Group Diversified Mid Cap Fund seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations. The Fund invests mainly in equity securities of mid-cap companies. Mid-cap companies are defined as companies with market capitalizations of $500 million to $10 billion at the time of investment. The Fund looks for companies of this size with strong potential, stable market share and an ability to quickly respond to new business opportunities. In choosing securities, the Fund invests in mid-cap and other companies across different capitalization levels targeting both value- and growth-oriented companies. Because the Fund seeks return over the long term, Banc One Investment Advisors will not attempt to time the market.


--------------------------------------------------------------------------------
One Group Large Cap Growth Fund

One Group Large Cap Growth Fund seeks long-term capital appreciation and growth of income by investing primarily in equity securities. The Fund invests mainly in equity securities of large, well-established companies. Large companies are defined as companies with market capitalizations in excess of $4 billion at the time of investment.


--------------------------------------------------------------------------------
One Group Large Cap Value Fund



One Group Large Cap Value Fund seeks capital appreciation with the incidental goal of achieving current income by investing primarily in equity securities. The Fund invests mainly in equity securities of large companies that are believed to be selling below their long-term investment values. Large companies are defined as companies with market capitalizations in excess of $4 billion at the time of investment. The Fund also may invest in the stock of companies which have "breakup values" well in excess of current market values or which have uniquely undervalued corporate assets.



------
54

--------------------------------------------------------------------------------
One Group Equity Income Fund

One Group Equity Income Fund seeks current income through regular payment of dividends with the secondary goal of achieving capital appreciation by investing primarily in equity securities. The Fund attempts to keep its dividend yield above the Standard & Poor's 500 Composite Price Index ("S&P 500 Index")/1/ by investing in common stock of corporations which regularly pay dividends, as well as stocks with favorable long-term fundamental characteristics. As part of its main investment strategy, the Fund may invest in convertible bonds and REITs. Because yield is the main consideration in selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community.


/1/"S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.


--------------------------------------------------------------------------------
One Group Diversified Equity Fund



One Group Diversified Equity Fund seeks long-term capital growth and growth of income with a secondary objective of providing a moderate level of current income. The Fund invests mainly in common stocks of companies that have good fundamentals and reasonable valuations with the potential for continued earnings growth over time. The Fund uses a multi-style approach, meaning that it may invest across different capitalization levels targeting both value- and growth-oriented companies. Because the Fund seeks return over the long term, Banc One Investment Advisors will not attempt to time the market.


--------------------------------------------------------------------------------
One Group Equity Index Fund



One Group Equity Index Fund seeks investment results that correspond to the aggregate price and dividend performance of the securities in the S&P 500 Index/1/. The Fund invests mainly in stocks included in the S&P 500 Index. The Fund also may invest in stock index futures and other equity derivatives. Banc One Investment Advisors attempts to track the performance of the S&P 500 Index to achieve a correlation of 0.95 between the performance of the Fund and that of the S&P 500 Index without taking into account the Fund's expenses.


/1/"S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.


--------------------------------------------------------------------------------
One Group Health Sciences Fund



One Group Health Sciences Fund is designed to provide long-term capital appreciation. The Fund mainly invests in equity securities of companies engaged in the research, development, production or distribution of products and services related to biotechnology, health care or medicine. These companies include biotechnology companies, pharmaceutical companies, medical supply and equipment companies, and companies engaged in medical, diagnostic, or other related research and development. In selecting investments for the Fund, Banc One Investment Advisors will seek to identify companies that are well positioned for growth. Banc One Investment Advisors also selects stocks based on revenue and earnings potential and attractive relative valuations. Although the Fund may invest in companies of any size, the Fund will typically invest in large- and mid-capitalization companies. The Fund is considered non-diversified and can invest more of its assets in a single issuer than a "diversified" fund. In addition, the Fund concentrates its investments in a single industry or group of industries in the health sciences sector.


------
  55

--------------------------------------------------------------------------------
One Group Technology Fund



One Group Technology Fund is designed to provide long-term capital growth. The Fund mainly invests in equity securities of companies that have developed, or are expected to develop, products, processes or services that will provide significant technological advances and improvements. This may include, for example, companies that develop, produce or distribute products in the computer, electronics and communications sectors. In selecting investments, the Fund will generally invest in companies that are positioned for accelerated growth or higher earnings. In addition, the Fund also may invest in companies (regardless of size) whose stocks appear to be trading below their true value. The Fund is considered non-diversified and can invest more of its assets in a single issuer than a "diversified" fund. In addition, the Fund concentrates its investments in a single industry or group of industries in the technology sector.







--------------------------------------------------------------------------------
One Group International Equity Index Fund

One Group International Equity Index Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the MSCI EAFE GDP Index./1/ The Fund invests mainly in foreign stocks included in the MSCI EAFE GDP Index. The Fund also may invest in stock index futures. Banc One Investment Advisors attempts to track the performance of the MSCI EAFE GDP Index to achieve a correlation of 0.90 between the performance of the Fund and that of the MSCI EAFE GDP Index, without taking into account the Fund's expenses. As part of its investment strategy, the Fund may invest in securities of emerging international markets such as Mexico, Chile and Brazil. Banc One Investment Advisors selects securities of emerging markets that are included in the Morgan Stanley Emerging Market Free Index based on size, risk and the ease of investing in the country's market (e.g., reasonable settlement procedures). Most of the Fund's assets will be denominated in foreign currencies.


/1/"MSCI EAFE GDP Index" is a registered service mark of Morgan Stanley Capital International, which does not sponsor and is in no way affiliated with the Fund.


--------------------------------------------------------------------------------
One Group Diversified International Fund



One Group Diversified International Fund seeks long-term capital growth by investing primarily in equity securities of foreign issuers. The Fund invests mainly in the securities of companies located in Europe, Asia and Latin America. The Fund also will invest in other regions and countries that present attractive investment opportunities, including developing countries. In selecting a country for investment, Banc One Investment Advisors analyzes the global economic and political situation, as well as the securities market of selected countries. In selecting individual securities, Banc One Investment Advisors selects a representative sampling of the companies comprising the individual country's stock market index.


------
56
     one  group(R)


     -------------------

Appendix B

--------------------------------------------------------------------------------

Investment Practices

The underlying funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.

-------------------------------------------------------

                                   FUND NAME  FUND CODE
-------------------------------------------------------
        One Group(R) Prime Money Market Fund       1
-------------------------------------------------------
           One Group(R) Short-Term Bond Fund       2
-------------------------------------------------------
         One Group(R) Intermediate Bond Fund       3
-------------------------------------------------------
               One Group(R) Income Bond Fund       4
-------------------------------------------------------
                      One Group(R) Bond Fund       5
-------------------------------------------------------
           One Group(R) High Yield Bond Fund       6
-------------------------------------------------------
           One Group(R) Government Bond Fund       7
-------------------------------------------------------
     One Group(R) Ultra Short-Term Bond Fund       8
-------------------------------------------------------
             One Group(R) Mid Cap Value Fund       9
-------------------------------------------------------
One Group(R) International Equity Index Fund      10
-------------------------------------------------------
 One Group(R) Diversified International Fund      11
-------------------------------------------------------
          One Group(R) Large Cap Growth Fund      12
-------------------------------------------------------
           One Group(R) Large Cap Value Fund      13
-------------------------------------------------------
            One Group(R) Mid Cap Growth Fund      14
-------------------------------------------------------
       One Group(R) Diversified Mid Cap Fund      15
-------------------------------------------------------
        One Group(R) Diversified Equity Fund      16
-------------------------------------------------------
          One Group(R) Small Cap Growth Fund      17
-------------------------------------------------------
           One Group(R) Small Cap Value Fund      18
-------------------------------------------------------
             One Group(R) Equity Income Fund      19
-------------------------------------------------------
              One Group(R) Equity Index Fund      20
-------------------------------------------------------
                One Group(R) Technology Fund      21
-------------------------------------------------------
           One Group(R) Health Sciences Fund      22
-------------------------------------------------------



                                                                   FUND RISK
INSTRUMENT                                                         CODE TYPE
------------------------------------------------------------------------------
U.S. Treasury Obligations: Bills, notes, bonds, STRIPS and CUBES.  1-22 Market
------------------------------------------------------------------------------
Treasury Receipts: TRs, TIGRs and CATS.                            1-22 Market
------------------------------------------------------------------------------
U.S. Government Agency Securities: Securities issued by agencies   1-22 Market
and instrumentalities of the U.S. government. These include all         Credit
types of securities issued by Ginnie Mae, Fannie Mae and Freddie
Mac including funding notes and subordinated benchmark notes.


------
  57

                                                                     RISK
INSTRUMENT                                                 FUND CODE TYPE
-------------------------------------------------------------------------------
Certificates of Deposit: Negotiable instruments with a     1-6, 8-22 Market
stated maturity.                                                     Credit
                                                                     Liquidity
-------------------------------------------------------------------------------
Time Deposits: Non-negotiable receipts issued by a bank    1-6, 8-22 Liquidity
in exchange for the deposit of funds.                                Credit
-------------------------------------------------------------------------------
Common Stock: Shares of ownership of a company.            6, 9-22   Market
-------------------------------------------------------------------------------
Repurchase Agreements: The purchase of a security and the  1-22      Credit
simultaneous commitment to return the security to the                Market
seller at an agreed upon price on an agreed upon date.               Liquidity
This is treated as a loan.
-------------------------------------------------------------------------------
Reverse Repurchase Agreements: The sale of a security and  1-22      Market
the simultaneous commitment to buy the security back at              Leverage
an agreed upon price on an agreed upon date. This is
treated as a borrowing by a Fund.
-------------------------------------------------------------------------------
Securities Lending: The lending of up to 33 1/3% of a      1-22      Credit
Fund's total assets. In return, the Fund will receive                Market
cash, other securities and/or letters of credit.                     Leverage
-------------------------------------------------------------------------------
When-Issued Securities and Forward Commitments: Purchase   1-22      Market
or contract to purchase securities at a fixed price for              Leverage
delivery at a future date.                                           Liquidity
                                                                     Credit
-------------------------------------------------------------------------------
Investment Company Securities: Shares of other mutual      1-22      Market
funds, including One Group money market funds and shares
of other money market mutual funds for which Banc One
Investment Advisors or its affiliates serve as investment
advisor or administrator. The Government Bond Fund will
purchase only shares of investment companies which invest
exclusively in U.S. Treasury and other agency
obligations. Banc One Investment Advisors will waive
certain fees when investing in funds for which it serves
as investment advisor.
-------------------------------------------------------------------------------
Convertible Securities: Bonds or preferred stock that can  3-6, 8-22 Market
convert to common stock.                                             Credit
-------------------------------------------------------------------------------
Call and Put Options: A call option gives the buyer the    2-22      Management
right to buy, and obligates the seller of the option to              Liquidity
sell, a security at a specified price at a future date. A            Credit
put option gives the buyer the right to sell, and                    Market
obligates the seller of the option to buy, a security at             Leverage
a specified price at a future date. The Funds will sell
only covered call and secured put options.
-------------------------------------------------------------------------------


------
58

                                                                     RISK
INSTRUMENT                                                FUND CODE  TYPE
-------------------------------------------------------------------------------
Futures and Related Options: A contract providing for     2-22       Management
the future sale and purchase of a specified amount of a              Market
specified security, class of securities or an index at a             Credit
specified time in the future and at a specified price.               Liquidity
                                                                     Leverage
-------------------------------------------------------------------------------
Real Estate Investment Trusts ("REITs"): Pooled           2-6,       Liquidity
investment vehicles which invest primarily in income-     9-22       Management
producing real estate or real estate related loans or                Market
interest.                                                            Prepayment
                                                                     Tax
-------------------------------------------------------------------------------
Bankers' Acceptances: Bills of exchange or time drafts    1-6,       Credit
drawn on and accepted by a commercial bank. Maturities    8-22       Liquidity
are generally six months or less.                                    Market
-------------------------------------------------------------------------------
Commercial Paper: Secured and unsecured short-term        1-6,       Credit
promissory notes issued by corporations and other         8-22       Liquidity
entities. Maturities generally vary from a few days to               Market
nine months.
-------------------------------------------------------------------------------
Foreign Securities: Securities issued by foreign          1-6,       Market
companies, as well as commercial paper of foreign         8-22       Political
issuers and obligations of foreign banks, overseas                   Liquidity
branches of U.S. banks and supranational entities.                   Foreign
Includes American Depositary Receipts, Global Depositary             Investment
Receipts, American Depositary Securities and European
Depositary Receipts.
-------------------------------------------------------------------------------
Restricted Securities: Securities not registered under    1-6,       Liquidity
the Securities Act of 1933, such as privately placed      8-22       Market
commercial paper and Rule 144A securities.                           Credit
-------------------------------------------------------------------------------
Variable and Floating Rate Instruments: Obligations with  1-22       Market
interest rates which are reset daily, weekly, quarterly              Credit
or some other period and which may be payable to the                 Liquidity
Fund on demand.
-------------------------------------------------------------------------------
Warrants: Securities, typically issued with preferred     4, 6,      Market
stock or bonds, that give the holder the right to buy a   10-13,     Credit
proportionate amount of common stock at a specified       15-18,
price.                                                    20, 21, 22
-------------------------------------------------------------------------------
Preferred Stock: A class of stock that generally pays a   2-6,       Market
dividend at a specified rate and has preference over      9-22
common stock in the payment of dividends and in
liquidation.
-------------------------------------------------------------------------------


------
  59

                                                        FUND         RISK
INSTRUMENT                                              CODE         TYPE
-------------------------------------------------------------------------------
Mortgage-Backed Securities: Debt obligations     1-8, 11, 15, 18, 21 Prepayment
secured by real estate loans and pools of                            Market
loans. These include collateralized mortgage                         Credit
obligations ("CMOs"), and Real Estate Mortgage                       Regulatory
Investment Conduits ("REMICs").
-------------------------------------------------------------------------------
Demand Features: Securities that are subject to  1-6, 8              Market
puts and standby commitments to purchase the                         Liquidity
securities at a fixed price (usually with                            Management
accrued interest) within a fixed period of time
following demand by a Fund.
-------------------------------------------------------------------------------
Asset-Backed Securities: Securities secured by   1-6, 8, 11, 15, 18  Prepayment
company receivables, home equity loans, truck                        Market
and auto loans, leases, credit card receivables                      Credit
and other securities backed by other types of                        Regulatory
receivable or other assets.
-------------------------------------------------------------------------------
Mortgage Dollar Rolls: A transaction in which a  2-8, 11, 15, 18     Prepayment
Fund sells securities for delivery in a current                      Market
month and simultaneously contracts with the                          Regulatory
same party to repurchase similar but not
identical securities on a specified future
date.
-------------------------------------------------------------------------------
Adjustable Rate Mortgage Loans ("ARMs"): Loans   2-8                 Prepayment
in a mortgage pool which provide for a fixed                         Market
initial mortgage interest rate for a specified                       Credit
period of time, after which the rate may be                          Regulatory
subject to periodic adjustments.
-------------------------------------------------------------------------------
Corporate Debt Securities: Corporate bonds and   2-6, 8, 12, 21, 22  Market
non-convertible debt securities.                                     Credit
-------------------------------------------------------------------------------
Swaps, Caps and Floors: A Fund may enter into    2-22                Market
these transactions to manage its exposure to                         Management
changing interest rates and other factors.                           Credit
Swaps involve an exchange of obligations by two                      Liquidity
parties. Caps and floors entitle a purchaser to
a principal amount from the seller of the cap
or floor to the extent that a specified index
exceeds or falls below a predetermined interest
rate or amount.
-------------------------------------------------------------------------------
New Financial Products: New options and futures  2-22                Management
contracts, and other financial products                              Credit
continue to be developed and the Fund may                            Market
invest in such options, contracts and products.                      Liquidity
-------------------------------------------------------------------------------


------
60

                                                        FUND        RISK
INSTRUMENT                                              CODE        TYPE
-------------------------------------------------------------------------------
Structured Instruments: Debt securities issued   2-19, 22           Market
by agencies and instrumentalities of the U.S.                       Management
government, banks, municipalities, corporations                     Liquidity
and other businesses whose interest and/or                          Credit
principal payments are indexed to foreign                           Foreign
currency exchange rates, interest rates, or one                     Investment
or more other referenced indices.
-------------------------------------------------------------------------------
Municipal Bonds: Securities issued by a state    1-6, 8             Market
or political subdivision to obtain funds for                        Credit
various public purposes. Municipal bonds                            Political
include private activity bonds and industrial                       Tax
development bonds, as well as General                               Regulatory
Obligation Notes, Tax Anticipation Notes, Bond
Anticipation Notes, Revenue Anticipation Notes,
Project Notes, other short-term tax-exempt
obligations, municipal leases and obligations
of municipal housing authorities and single
family revenue bonds.
-------------------------------------------------------------------------------
Obligations of Supranational Agencies:           10, 11, 15, 18, 22 Credit
Obligations of supranational agencies which are                     Foreign
chartered to promote economic development and                       Investment
are supported by various governments and
governmental agencies.
-------------------------------------------------------------------------------
Currency Futures and Related Options: The Fund   10, 11             Management
may engage in transactions in financial futures                     Liquidity
and related options, which are generally                            Credit
described above. The Fund will enter into these                     Market
transactions in foreign currencies and for                          Political
hedging purposes only.                                              Leverage
                                                                    Foreign
                                                                    Investment
-------------------------------------------------------------------------------
Forward Foreign Exchange Transactions:           10, 11             Management
Contractual agreement to purchase or sell one                       Liquidity
specified currency for another currency at a                        Credit
specified future date and price. The Fund will                      Market
enter into forward foreign exchange                                 Political
transactions for hedging purposes only.                             Leverage
                                                                    Foreign
                                                                    Investment
-------------------------------------------------------------------------------
Zero Coupon Debt Securities: Bonds and other     2-8, 11, 15, 18    Credit
debt that pay no interest, but are issued at a                      Market
discount from their value at maturity. When                         Zero Coupon
held to maturity, their entire return equals
the difference between their issue price and
their maturity value.
-------------------------------------------------------------------------------


------
  61

                                                              FUND  RISK
INSTRUMENT                                                    CODE  TYPE
-------------------------------------------------------------------------------
Zero-Fixed-Coupon Debt Securities: Zero-coupon debt          2-8    Credit
securities which convert on a specified date to interest-           Market
bearing debt securities.                                            Zero Coupon
-------------------------------------------------------------------------------
Stripped Mortgage-Backed Securities: Derivative multi-class  2-8    Prepayment
mortgage securities usually structured with two classes of          Market
shares that receive different proportions of the interest           Credit
and principal from a pool of mortgage-backed obligations.           Regulatory
These include IOs and POs.
-------------------------------------------------------------------------------
Inverse Floating Rate Instruments: Floating rate debt        2-8    Market
instruments with interest rates that reset in the opposite          Leverage
direction from the market rate of interest to which the             Credit
inverse floater is indexed.
-------------------------------------------------------------------------------
Loan Participations and Assignments: Participations in, or   2-6, 8 Credit
assignments of all or a portion of loans to corporations or         Political
to governments of the less developed countries ("LDCs").            Foreign
                                                                    Investment
                                                                    Market
                                                                    Liquidity
-------------------------------------------------------------------------------
Fixed Rate Mortgage Loans: Investments in fixed rate         2-8    Credit
mortgage loans or mortgage pools which bear simple interest         Prepayment
at fixed annual rates and have short to long final                  Regulatory
maturities.                                                         Market
-------------------------------------------------------------------------------
Short-Term Funding Agreements: Funding agreements issued by  1-6, 8 Credit
banks and highly rated U.S. insurance companies such as             Liquidity
Guaranteed Investment Contracts (GICs) and Bank Investment          Market
Contracts (BICs).
-------------------------------------------------------------------------------
Exchange Traded Funds: Ownership in unit investment trusts,  9-22   Market
depositary receipts, and other pooled investment vehicles
that hold a portfolio of securities or stocks designed to
track the price performance and dividend yield of a
particular broad based, sector or international index.
Exchange traded funds or ETFs include a wide range of
investments such as iShares, Standard and Poor's Depository
Receipts ("SPDRs"), and NASDAQ 100's. The Equity Index Fund
invests only in SPDRs and other Exchange Traded Funds that
track the S&P 500.
-------------------------------------------------------------------------------
Extendable Commercial Notes: Variable rate notes which       1      Market
normally mature within a short period of time (e.g., one            Credit
month) but which may be extended by the issuer for a                Liquidity
maximum maturity of 13 months.
-------------------------------------------------------------------------------


------
62

                                                                    FUND RISK
INSTRUMENT                                                          CODE TYPE
-------------------------------------------------------------------------------
Participation Interests: Interests in municipal securities,         1    Credit
including municipal leases, from financial institutions such as          Tax
commercial and investment banks, savings and loan associations and insurance companies. These interests may take the form of
participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the
Funds to treat the income from the investment as exempt from federal income tax.

--------------------------------------------------------------------------------
Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the underlying funds may fluctuate, as will the value of the Fund's investments in the underlying funds. Ultimately, the value of your investment will be affected. Certain investments are more susceptible to these risks than others.

 . Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

 . Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

  Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

  Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

 . Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

------
  63

 . Management Risk. The risk that a strategy used by a Fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

 . Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

 . Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizures of foreign deposits, changes in tax or trade statutes and governmental collapse and war.

 . Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

 . Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.


 . Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

 . Regulatory Risk. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses and state usury laws.

 . Zero Coupon Risk. The risk associated with changes in interest rates. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically. This risk is similar to Market Risk, which is described above.

------
64

--------------------------------------------------------------------------------
If you want more information about the Funds, the following documents are free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.

HOW CAN I GET MORE INFORMATION? You can get a free copy of the semi-annual/annual reports or the SAI, request other information or discuss your questions about the Funds by calling 1-800-480-4111, or by writing the Funds at:

one group(R) mutual funds
1111 polaris parkway
columbus, ohio 43271-1235

  or visiting

WWW.ONEGROUP.COM

You can also review and copy the Funds' reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-202-942-8090.) You can also get reports and other information about the Funds from the EDGAR Database on the SEC's web site at http://www.sec.gov. Copies of this information also may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

(Investment Company Act File No. 811-4236)


TOG-F-125
                                                             [LOGO OF ONE GROUP]
for institutional clients

One Group(R) Investor Funds

                    PROSPECTUS
                    Class I Shares

                    November 1, 2001


                                                          [LOGO OF ONE GROUP(R)]


                    One Group(R) Investor Conservative Growth Fund One Group(R) Investor Balanced Fund
                    One Group(R) Investor Growth & Income Fund
                    One Group(R) Investor Growth Fund



                    The Securities and Exchange Commission has not approved or disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                 ---------

Table of

  contents


Fund Summaries: Investments, Risk & Performance
    One Group Investor Conservative Growth Fund   1
                                                 ---
               One Group Investor Balanced Fund   5
                                                 ---
        One Group Investor Growth & Income Fund   9
                                                 ---
                 One Group Investor Growth Fund   13
                                                 ---



                             More About the Funds
                  Principal Investment Strategies   17
                                                   ---
                                 Investment Risks   22
                                                   ---
                    Temporary Defensive Positions   24
                                                   ---
                               Portfolio Turnover   24
                                                   ---



       How to Do Business with One Group Mutual Funds
                               Purchasing Fund Shares   25
                                                       ---
                               Exchanging Fund Shares   28
                                                       ---
                                Redeeming Fund Shares   29
                                                       ---



      Privacy Policy   31
                      ---



           Shareholder Information
                     Voting Rights   33
                                    ---
                 Dividend Policies   33
                                    ---
     Tax Treatment of Shareholders   33
                                    ---
Shareholder Statements and Reports   34
                                    ---



Management of One Group Mutual Funds
                         The Advisor    36
                                       ---
                   The Fund Managers    36
                                       ---




              Financial Highlights    37
                                     ---

      Appendix A: Underlying Funds    41
                                     ---

  Appendix B: Investment Practices    47
                                     ---

                     ------------------------------------------------
  ONE GROUP(R)             Investor Conservative Growth Fund
--------------------------------------------------------------------------------

Fund Summary: Investments, Risk & Performance

What is the goal of One Group Investor Conservative Growth Fund?
The Fund seeks income and capital appreciation by investing primarily in a di-versified group of One Group mutual funds which invest primarily in fixed in-come and equity securities.

What are the main investment strategies of One Group Investor Conservative Growth Fund?
One Group Investor Conservative Growth Fund is a "Fund of Funds." The Fund's investment strategy is to invest in a diversified group of other One Group mu-tual funds. Because this is a conservative growth fund, the majority of the Fund's assets will be invested in One Group bond funds, although a portion of its assets also will be invested in One Group equity and money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in growth and income stocks, foreign securities, debt securities, and cash or cash equivalents. For more information about the Fund's investment strategies, please read "More About The Funds" and "Principal In-vestment Strategies."

Who should invest in One Group Investor Conservative Growth Fund?
Shares are available for long-term investors, including tax-advantaged retire-ment accounts. The Fund should not be used for short-term trading purposes.

What are the main risks of investing in One Group Investor Conservative Growth Fund?
The main risks of investing in the One Group Investor Conservative Growth Fund and the circumstances likely to adversely affect your investment are described below. The share price of One Group Investor Conservative Growth Fund will change every day in response to market conditions. You may lose money if you invest in One Group Investor Conservative Growth Fund. For additional informa-tion on risk, please read "Investment Risks."

main risks

Investments in Mutual Funds. The Fund's investments are concentrated in under-lying One Group funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying Funds.

Equity Funds. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political

                                       1
----

  Fund Summary             Investor Conservative Growth Fund
---------------------------
changes or changes in a company's financial condition. Equity securities also are subject to "stock market risks," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying One Group equity fund goes down, the value of your in-vestment in One Group Investor Conservative Growth Fund will be affected.

Fixed Income Funds. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in inter-est rates. If rates increase, the value of a fund's investments generally de-clines. On the other hand, if rates fall, the value of the investments gener-ally increases. The value of your investment in One Group Investor Conservative Growth Fund will change as the value of investments of the underlying One Group funds increases and decreases.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                       2
----

  Fund Summary             Investor Conservative Growth Fund
---------------------------

How has the One Group Conservative Growth Fund performed?
By showing the variability of the One Group Investor Conservative Growth Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. Please remember that the past performance of the In-vestor Conservative Growth Fund is not necessarily an indication of how the Fund will perform in the future.

Bar Chart (per calendar year)/1/ -- Class I

--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [GRAPH]

      1997                  12.50%
      1998                  11.71%
      1999                   4.51%
      2000                   5.35%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's
total return was   %.


--------------------------------------------------------------------------------
Best Quarter: 6.21% 2Q1997   Worst Quarter: -1.56% 3Q1999
--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual re-turns for the periods indicated compare to a broad measure of market perfor-mance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total return and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2000


--------------------------------------------------------------------------------

           inception           performance
         date of class 1 year since 12/10/96
--------------------------------------------
Class I    12/10/96     5.35%     8.22%
--------------------------------------------
Lehman Brothers
 Intermediate
 Aggregate Bond
 Index/1/              10.63%     6.62%
--------------------------------------------
Lipper Mix/2/           7.60%     8.38%
--------------------------------------------


/1/The Lehman Brothers Intermediate Aggregate Bond Index is an unmanaged index comprised of U.S. government, mortgage, corporate and asset-backed securities with maturities of one to ten years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as man-agement fees. By contrast, the performance of the One Group Investor Conser-vative Growth Fund reflects the deduction of these expenses.
/2/The Lipper Mix consists of the average monthly returns of the Lipper 1000
  Index (20%), the Lipper International Index (5%), and the Lipper Intermediate U.S. Government Index (75%). The Lipper Universe consists of the equally weighted average monthly returns for all the funds within the category.


                                       3
----

  Fund Summary             Investor Conservative Growth Fund
---------------------------

Fees and Expenses

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


annual fund operating expenses
---------------------------------------------
(expenses that are deducted from Fund
assets)
---------------------------------------------
Investment Advisory Fees                 .05%
---------------------------------------------
Other Expenses                           .17%
---------------------------------------------
Total Annual Fund Operating Expenses/1/  .22%
---------------------------------------------




/1/The Fund indirectly pays a portion of the expenses incurred by the under-lying funds. After combining the total operating expenses of the Fund with those of the underlying funds, the estimated average weighted expense ratio would be .94% for Class I shares.



Examples

--------------------------------------------------------------------------------

             1 year/1/            3 years                   5 years                   10 years
            ----------------------------------------------------------------------------------
                $20                 $78                      $140                       $325
            ----------------------------------------------------------------------------------

/1/Without contractual fee waivers, 1 Year expenses would be $27.

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                     --------------------------------------
  ONE GROUP(R)             Investor Balanced Fund
------------------------------------------------------------

Fund Summary: Investments, Risk & Performance

What is the goal of One Group Investor Balanced Fund?
The Fund seeks high total return consistent with the preservation of capital by investing primarily in a diversified group of One Group mutual funds which in-vest primarily in equity and fixed income securities.

What are the main investment strategies of One Group Investor Balanced Fund? One Group Investor Balanced Fund is a "Fund of Funds." The Fund's investment strategy is to invest in a diversified group of other One Group mutual funds. Because this is a balanced fund, approximately half of the Fund's assets will be invested in One Group equity funds and approximately half will be invested in One Group bond funds, although a portion of One Group Investor Balanced Fund's assets also will be invested in a One Group money market fund. The Fund's investment return is diversified by its investment in the underlying mu-tual funds which invest in growth and income stocks, foreign securities, debt securities, and cash or cash equivalents. For more information about the Fund's investment strategies, please read "More About The Funds" and "Principal In-vestment Strategies."

Who should invest in One Group Investor Balanced Fund?
Shares are available for long-term investors, including tax-advantaged retire-ment accounts. The Fund should not be used for short-term trading purposes.

What are the main risks of investing in One Group Investor Balanced Fund?
The main risks of investing in One Group Investor Balanced Fund and the circum-stances likely to adversely affect your investment are described below. The share price of One Group Investor Balanced Fund will change every day in re-sponse to market conditions. You may lose money if you invest in One Group In-vestor Balanced Fund. For additional information on risk, please read "Invest-ment Risks."

main risks

Investments in Mutual Funds. The Fund's investments are concentrated in under-lying One Group funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying Funds.

Equity Funds. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity se-curities also are subject to "stock market risk," meaning that stock prices in general may decline

                                       5
----

  Fund Summary             Investor Balanced Fund
---------------------------
over short or extended periods of time. When the value of the stocks held by an underlying One Group equity fund goes down, the value of your investment in One Group Investor Balanced Fund will be affected.

Fixed Income Funds. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in inter-est rates. If rates increase, the value of a fund's investments generally de-clines. On the other hand, if rates fall, the value of the investments gener-ally increases. The value of your investment in One Group Investor Balanced Fund will change as the value of investments of the underlying One Group funds increases and decreases.

Index Funds. An index fund's investment objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by an index fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted on an index change, you can ex-pect a greater risk of loss than may be the case if a fund were not fully in-vested in such securities.

Foreign Securities. Funds investing in foreign securities are subject to spe-cial risks in addition to those of U.S. investments. These risks include polit-ical and economic risks, currency fluctuations, higher transaction costs, de-layed settlement, and less stringent investor protection and disclosure stan-dards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


                                       6
----

  Fund Summary             Investor Balanced Fund
---------------------------
How has the One Group Investor Balanced Fund performed?
By showing the variability of the One Group Investor Balanced Fund's perfor-mance from year to year, the chart and table below help show the risk of in-vesting in the Fund. Please remember that the past performance of the Investor Balanced Fund is not necessarily an indication of how the Fund will perform in the future.

Bar Chart (per calendar year)/1/ -- Class I Shares

--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [GRAPH]

        1997        16.93%
        1998        16.25%
        1999         8.62%
        2000         2.77%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's
total return was     %.


--------------------------------------------------------------------------------
Best Quarter: 10.33% 4Q1998 Worst Quarter: -3.34% 3Q1998
--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual re-turns for the periods indicated compare to a broad measure of market perfor-mance. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2000



-----------------------------------------------------------------------------------------
                                                          inception           performance
                                                      date of class 1 year since 12/10/96
-----------------------------------------------------------------------------------------
Class I                                                 12/10/96     2.77%     10.71%
-----------------------------------------------------------------------------------------
Lehman Brothers Intermediate Aggregate Bond Index/1/                10.63%      6.62%
-----------------------------------------------------------------------------------------
Lipper Mix/2/                                                        5.36%     10.30%
-----------------------------------------------------------------------------------------


/1/The Lehman Brothers Intermediate Aggregate Bond Index is an unmanaged index comprised of U.S. government, mortgage, corporate and asset-backed securities with maturities of one to ten years. The performance of the index does not re-flect the deduction of expenses associated with a mutual fund, such as invest-ment management fees. By contrast, the performance of the One Group Investor Balanced Fund reflects the deduction of these expenses.
/2/The Lipper Mix consists of the average monthly returns of the Lipper 1000 Index (40%), the Lipper International Index (5%), and the Lipper Intermediate U.S. Government Index (55%). The Lipper Universe consists of the equally weighted average monthly returns for all the funds within the category.


                                       7
----

  Fund Summary             Investor Balanced Fund
---------------------------
Fees and Expenses

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


annual fund operating expenses
------------------------------------------------
(expenses that are deducted from Fund
assets)                                  class i
------------------------------------------------
Investment Advisory Fees                  .05%
------------------------------------------------
Other Expenses/1/                         .17%
------------------------------------------------
Total Annual Fund Operating Expenses/2/   .22%
------------------------------------------------




/1/The Fund indirectly pays a portion of the expenses incurred by the under-lying funds. After combining the total operating expenses of the Fund with those of the underlying funds, the estimated average weighted expense ratio would be 1.01% for Class I shares.



Examples

--------------------------------------------------------------------------------

             1 year/1/            3 years                   5 years                   10 years
             ---------------------------------------------------------------------------------
             $20                    $80                      $145                       $336
             ---------------------------------------------------------------------------------


/1/Without contractual fee waivers, 1 Year expenses would be $28.

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.


                                       8
----

                     ------------------------------------------------
  ONE GROUP(R)             Investor Growth & Income Fund
--------------------------------------------------------------------------------
Fund Summary: Investments, Risk & Performance

What is the goal of One Group Investor Growth & Income Fund?
The Fund seeks long-term capital appreciation and growth of income by investing primarily in a diversified group of One Group mutual funds which invest primar-ily in equity securities.

What are the main investment strategies of One Group Investor Growth & Income Fund?
One Group Investor Growth & Income Fund is a "Fund of Funds." The Fund's in-vestment strategy is to invest in a diversified group of other One Group mutual funds. Because this is a growth and income fund, the majority of the Fund's as-sets will be invested in One Group equity and bond funds, although a portion of its assets also will be invested in One Group money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in growth and income stocks, foreign securities, debt secu-rities, and cash or cash equivalents. For more information about the Fund's in-vestment strategies, please read "More About The Funds" and "Principal Invest-ment Strategies."

Who should invest in One Group Investor Growth & Income Fund?
Shares are available for long-term investors, including tax-advantaged retire-ment accounts. The Fund should not be used for short-term trading purposes.

What are the main risks of investing in One Group Investor Growth & Income
Fund?
The main risks of investing in the One Group Investor Growth & Income Fund and the circumstances likely to adversely affect your investment are described be-low. The share price of One Group Investor Growth & Income Fund will change ev-ery day in response to market conditions. You may lose money if you invest in One Group Investor Growth & Income Fund. For additional information on risk, please read "Investment Risks."

main risks

Investments in Mutual Funds. The Fund's investments are concentrated in under-lying One Group funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying Funds.

Equity Funds. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment.

                                       9
----

  Fund Summary             Investor Growth & Income Fund
---------------------------
The price of equity securities may rise or fall because of economic or politi-cal changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying One Group equity fund goes down, the value of your investment in One Group Investor Growth & Income Fund will be affected.

Fixed Income Funds. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in inter-est rates. If rates increase, the value of a fund's investments generally de-clines. On the other hand, if rates fall, the value of the investments gener-ally increases. The value of your investment in One Group Investor Growth & In-come Fund will change as the value of investments of the underlying One Group funds increases and decreases.

Index Funds. An index fund's investment objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by an index fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted on an index change, you can ex-pect a greater risk of loss than may be the case if a fund were not fully in-vested in such securities.


Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more fre-quent changes in their stock price. This may cause unexpected and frequent de-creases in the value of the underlying Fund's investment. Finally, emerging companies in the technology sector may not be profitable and may not anticipate earning profits in the foreseeable future.

Foreign Securities. Funds investing in foreign securities are subject to spe-cial risks in addition to those of U.S. investments. These risks include polit-ical and economic risks, currency fluctuations, higher transaction costs, de-layed settlement, and less stringent investor protection and disclosure stan-dards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Emerging Markets. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                       10
----

  Fund Summary             Investor Growth & Income Fund
---------------------------
How has the One Group Investor Growth & Income Fund performed?
By showing the variability of the One Group Investor Growth & Income Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. Please remember that the past performance of the In-vestor Growth & Income Fund is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/ -- Class I

--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [GRAPH]

        1997            20.87%
        1998            19.10%
        1999            12.06%
        2000             1.55%


1 For the period from January 1, 2001, through September 30, 2001, the Fund's total return was %.


--------------------------------------------------------------------------------
Best Quarter: 14.92% 4Q1998   Worst Quarter: -6.51% 3Q1998
--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual re-turns for the periods indicated compare to a broad measure of market perfor-mance. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2000


--------------------------------------------------------------------------------

                                      inception           performance
                                  date of class 1 year since 12/10/96
---------------------------------------------------------------------
Class I                             12/10/96     1.55%     12.82%
---------------------------------------------------------------------
S&P SuperComposite 1500 Index/1/                -6.98%     16.23%
---------------------------------------------------------------------
Lipper Mix/2/                                    3.05%     12.10%
---------------------------------------------------------------------


1 The S&P SuperComposite 1500 Index is an unmanaged index gener-ally representative of large and small companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as in-vestment management fees. By contrast, the performance of the One Group Investor Growth & Income Fund reflects the deduction of these expenses.
2 The Lipper Mix consists of the average monthly returns of the Lipper 1000 Index (60%), the Lipper International Index (5%), and the Lipper Intermediate U.S. Government Bond Index (35%). The Lipper Universe consists of the equally weighted average monthly returns for all the funds within the category.


                                       11
----

  Fund Summary             Investor Growth & Income Fund
---------------------------
Fees and Expenses

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

annual fund operating expenses

------------------------------------------------
(expenses that are deducted from Fund
assets)                                  class I
------------------------------------------------
Investment Advisory Fees                   .05%
------------------------------------------------
Other Expenses                             .19%
------------------------------------------------
Total Annual Fund Operating Expenses/1/    .24%
------------------------------------------------




/1/The Fund indirectly pays a portion of the expenses incurred by the under-lying funds. After combining the total operating expenses of the Fund with those of the underlying funds, the estimated average weighted expense ratio would be 1.09% for Class I shares.



Examples

--------------------------------------------------------------------------------

             1 year/1/            3 years                   5 years                   10 years
            ----------------------------------------------------------------------------------
                $20                 $82                      $149                       $348
            ----------------------------------------------------------------------------------

/1/ Without contractual fee waivers, 1 Year expenses would be $29.

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                     -------------------------------------
  ONE GROUP(R)             Investor Growth Fund
-----------------------------------------------------------
Fund Summary: Investments, Risk & Performance

What is the goal of One Group Investor Growth Fund?
The Fund seeks long-term capital appreciation by investing primarily in a di-versified group of One Group mutual funds which invest primarily in equity se-curities.

What are the main investment strategies of One Group Investor Growth Fund?
One Group Investor Growth Fund is a "Fund of Funds." The Fund's investment strategy is to invest in a diversified group of other One Group mutual funds. Because this is a growth fund, the majority of the Fund's assets will be in-vested in One Group equity funds, although a portion of its assets also will be invested in One Group bond and money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in growth and income stocks, foreign securities, debt securities, and cash or cash equivalents. For more information about the Fund's investment strategies, please read "More About The Funds" and "Principal Investment Strategies."

Who should invest in One Group Investor Growth Fund?
Shares are available for long-term investors, including tax-advantaged retire-ment accounts. The Fund should not be used for short-term trading purposes.

What are the main risks of investing in One Group Investor Growth Fund?
The main risks of investing in the One Group Investor Growth Fund and the cir-cumstances likely to adversely affect your investment are described below. The share price of One Group Investor Growth Fund will change every day in response to market conditions. You may lose money if you invest in One Group Investor Growth Fund. For additional information on risk, please read "Investment Risks."

main risks

Investments in Mutual Funds. The Fund's investments are concentrated in under-lying One Group funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Equity Funds. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity se-curities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying One Group equity fund goes down, the value of your investment in One Group Investor Growth Fund will be affected.

                                       13
----

  Fund Summary             Investor Growth Fund
---------------------------

Fixed Income Funds. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in inter-est rates. If rates increase, the value of a fund's investments generally de-clines. On the other hand, if rates fall, the value of the investments gener-ally increases. The value of your investment in One Group Investor Growth Fund will change as the value of investments of the underlying One Group funds in-creases and decreases.

Index Funds. An index fund's investment objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by an index fund at times when an actively managed fund may not do so. If the value of securities that are heavily weighted on an index change, you can ex-pect a greater risk of loss than would be the case if a fund were not fully in-vested in such securities.


Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment. Finally, emerging companies in the technology sector may not be profitable and may not anticipate earning profits in the foreseeable future.

Foreign Securities. Funds investing in foreign securities are subject to spe-cial risks in addition to those of U.S. investments. These risks include polit-ical and economic risks, currency fluctuations, higher transaction costs, de-layed settlement, and less stringent investor protection and disclosure stan-dards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Emerging Markets. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory, and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                       14
----

  Fund Summary             Investor Growth Fund
---------------------------
How has the One Group Investor Growth Fund performed?
By showing the variability of the One Group Investor Growth Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. Please remember that the past performance of the Investor Growth Fund is not necessarily an indication of how the Fund will perform in the future.

Bar Chart (per calendar year)/1/ -- Class I

--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [GRAPH]

        1997     25.07%
        1998     21.76%
        1999     16.00%
        2000       .81%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's total return was %.


--------------------------------------------------------------------------------
Best Quarter: 19.73% 4Q1998   Worst Quarter: -9.92% 3Q1998
--------------------------------------------------------------------------------
The Average Annual Total Return Table shows how the Fund's average annual re-turns for the periods indicated compare to a broad measure of market perfor-mance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total return and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2000


--------------------------------------------------------------------------------

                                      inception           performance
                                  date of class 1 year since 12/10/96
---------------------------------------------------------------------
Class I                             12/10/96      .81%     15.15%
---------------------------------------------------------------------
S&P SuperComposite 1500 Index/1/                -6.98%     16.23%
---------------------------------------------------------------------
Lipper Mix/2/                                   -0.09%     13.50%
---------------------------------------------------------------------


/1/The S&P SuperComposite 1500 Index is an unmanaged index gener-ally representative of large and small companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the One Group Investor Growth Fund reflects the deduction of these expenses.
/2/The Lipper Mix consists of the average monthly returns of the Lipper 1000 Index (75%), the Lipper International Index (10%) and the Lipper Intermediate U.S. Government Bond Index (15%). The Lipper Universe consists of the equally weighted average monthly returns for all the funds within the category.

                                       15
----

  Fund Summary             Investor Growth Fund
---------------------------
Fees and Expenses

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


annual fund operating expenses
--------------------------------------------------
(expenses that are deducted from Fund
assets)
--------------------------------------------------
Investment Advisory Fees                     .05%
--------------------------------------------------
Other Expenses                               .22%
--------------------------------------------------
Total Annual Fund Operating Expenses/1/      .27%
--------------------------------------------------
Fee Waiver and/or Expense Reimbursement/2/  (.02%)
--------------------------------------------------
Net Expenses                                 .25%
--------------------------------------------------




/1/The Fund indirectly pays a portion of the expenses incurred by the under-lying funds. After combining the total operating expenses of the Fund with those of the underlying funds, the estimated average weighted expense ratio would be 1.13% for Class I shares.


/2/Banc One Investment Advisors Corporation and the Administrator have contrac-tually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .25% for Class I shares for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples

--------------------------------------------------------------------------------

             1 year/1/            3 years                   5 years                   10 years
            ----------------------------------------------------------------------------------
                $20                 $93                      $172                       $405
            ----------------------------------------------------------------------------------

/1/Without contractual fee waivers, 1 Year expenses would be $34.

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                     --------------------------------------------------
  ONE GROUP(R)             More About the Funds
--------------------------------------------------------------------------------
Each of the four funds described in this prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation. For more information about One Group and Banc One Investment Advisors, please read "Management of the Funds" and the Statement of Additional Information.

Principal Investment Strategies

The mutual funds described in this prospectus are designed to provide diversi-fication across the three major asset classes: stocks, bonds and cash or cash equivalents. Diversification is achieved by investing in other One Group mutual funds. A brief description of these underlying One Group funds can be found in Appendix A. The Funds attempt to take advantage of the most attractive types of stocks and bonds by shifting their asset allocation to favor mutual funds that focus on the most promising securities. The principal investment strategies that are used to meet each Fund's investment objective are described in "Fund
Summaries: Investments, Risk & Performance" in the front of this prospectus. They are also described below.

There can be no assurance that the Funds will achieve their investment objec-tives. Please note that each Fund also may use strategies that are not de-scribed below, but which are described in the Statement of Additional Informa-tion.

                                       17
----

------------

one group investor conservative growth fund. The Fund is diversified between stocks and bonds, with an emphasis on bonds.

1. From 20% to 40% of the Fund's total assets are invested in One Group equity funds.

2.  From 60% to 80% of its total assets are invested in One Group bond funds.

3. Up to 10% of its total assets are invested in a One Group money market fund.

 . The Fund also is diversified across a variety of mutual funds, which in turn invest in different industries, economic sectors and geographic re-gions. The Fund invests its assets in the underlying mutual funds within the following ranges:

--------------------------------------------------------------------------------

                                 percentage of
fund name                        fund holdings
Prime Money Market Fund              0-10%
----------------------------------------------
Short-Term Bond Fund                 0-70%
----------------------------------------------
Intermediate Bond Fund               0-70%
----------------------------------------------
Income Bond Fund                     0-70%
----------------------------------------------
Bond Fund                            0-70%
----------------------------------------------
High Yield Bond Fund                 0-15%
----------------------------------------------
Government Bond Fund                 0-70%
----------------------------------------------
Ultra Short-Term Bond Fund           0-70%
----------------------------------------------
Mid Cap Value Fund                   0-20%
----------------------------------------------
Mid Cap Growth Fund                  0-20%
----------------------------------------------
International Equity Index Fund      0-20%
----------------------------------------------
Diversified International Fund       0-20%
----------------------------------------------
Large Cap Growth Fund                0-20%
----------------------------------------------
Large Cap Value Fund                 0-20%
----------------------------------------------
Diversified Mid Cap Fund             0-20%
----------------------------------------------
Diversified Equity Fund              0-20%
----------------------------------------------
Small Cap Growth Fund                0-20%
----------------------------------------------
Small Cap Value Fund                 0-20%
----------------------------------------------
Equity Income Fund                   0-20%
----------------------------------------------
Equity Index Fund                    0-20%
----------------------------------------------

 . The Fund also may hold cash and cash equivalents.

                                       18
----

------------

one group investor balanced fund. The Fund invests in both stock and bond mutual funds -- stock funds for long-term growth potential and bond funds for principal stability and current income.

1. From 40% to 60% of the Fund's total assets are invested in One Group equity funds.

2. From 40% to 60% of its total assets are invested in One Group bond funds.

3. Up to 10% of its total assets are invested in a One Group money market fund.

 . The Fund also is diversified across a variety of mutual funds, which in turn invest in different industries, economic sectors and geographic re-gions. The Fund invests its assets in the underlying mutual funds within the following ranges:

--------------------------------------------------------------------------------

                                 percentage of
fund name                        fund holdings
Prime Money Market Fund              0-10%
----------------------------------------------
Short-Term Bond Fund                 0-50%
----------------------------------------------
Intermediate Bond Fund               0-50%
----------------------------------------------
Income Bond Fund                     0-50%
----------------------------------------------
Bond Fund                            0-50%
----------------------------------------------
High Yield Bond Fund                 0-30%
----------------------------------------------
Government Bond Fund                 0-50%
----------------------------------------------
Ultra Short-Term Bond Fund           0-50%
----------------------------------------------
Mid Cap Value Fund                   0-30%
----------------------------------------------
Mid Cap Growth Fund                  0-30%
----------------------------------------------
International Equity Index Fund      0-30%
----------------------------------------------
Diversified International Fund       0-30%
----------------------------------------------
Large Cap Growth Fund                0-40%
----------------------------------------------
Large Cap Value Fund                 0-50%
----------------------------------------------
Diversified Mid Cap Fund             0-30%
----------------------------------------------
Diversified Equity Fund              0-40%
----------------------------------------------
Small Cap Growth Fund                0-30%
----------------------------------------------
Small Cap Value Fund                 0-30%
----------------------------------------------
Equity Income Fund                   0-40%
----------------------------------------------
Equity Index Fund                    0-40%
----------------------------------------------

 . The Fund also may hold cash and cash equivalents.

                                       19
----

------------

one group investor growth & income fund. The Fund is diversified between stocks and bonds, with an emphasis on stocks.

1. From 60% to 80% of the Fund's total assets are invested in One Group equity funds.

2. From 20% to 40% of its total assets are invested in One Group bond funds.

3. Up to 10% of its total assets are invested in a One Group money market fund.

 . The Fund also is diversified across a variety of mutual funds, which in turn invest in different industries, economic sectors and geographic re-gions. The Fund invests its assets in the underlying mutual funds within the following ranges:

--------------------------------------------------------------------------------

                                 percentage of
fund name                        fund holdings
Prime Money Market Fund              0-10%
----------------------------------------------
Short-Term Bond Fund                 0-30%
----------------------------------------------
Intermediate Bond Fund               0-30%
----------------------------------------------
Income Bond Fund                     0-30%
----------------------------------------------
Bond Fund                            0-30%
----------------------------------------------
High Yield Bond Fund                 0-30%
----------------------------------------------
Government Bond Fund                 0-30%
----------------------------------------------
Ultra Short-Term Bond Fund           0-30%
----------------------------------------------
Mid Cap Value Fund                   0-40%
----------------------------------------------
Mid Cap Growth Fund                  0-40%
----------------------------------------------
International Equity Index Fund      0-40%
----------------------------------------------
Diversified International Fund       0-40%
----------------------------------------------
Large Cap Growth Fund                0-50%
----------------------------------------------
Large Cap Value Fund                 0-60%
----------------------------------------------
Diversified Mid Cap Fund             0-40%
----------------------------------------------
Diversified Equity Fund              0-60%
----------------------------------------------
Small Cap Growth Fund                0-40%
----------------------------------------------
Small Cap Value Fund                 0-40%
----------------------------------------------
Equity Income Fund                   0-60%
----------------------------------------------
Equity Index Fund                    0-60%
----------------------------------------------
Technology Fund                      0-10%
----------------------------------------------
Health Sciences Fund                 0-10%
----------------------------------------------


 . The Fund also may hold cash and cash equivalents.

                                       20
----

------------

one group investor growth fund. The Fund is diversified between stocks and bonds, with a heavy emphasis on stocks.

1. From 80% to 100% of the Fund's total assets are invested in One Group equity funds.

2. Up to 20% of its total assets are invested in One Group bond funds.

3. Up to 10% of its total assets are invested in a One Group money market fund.

 . The Fund also is diversified across a variety of mutual funds, which in turn invest in different industries, economic sectors and geographic re-gions. The Fund invests its assets in the underlying mutual funds within the following ranges:

--------------------------------------------------------------------------------

                                 percentage of
fund name                        fund holdings
Prime Money Market Fund              0-10%
----------------------------------------------
Short-Term Bond Fund                 0-20%
----------------------------------------------
Intermediate Bond Fund               0-20%
----------------------------------------------
Income Bond Fund                     0-20%
----------------------------------------------
Bond Fund                            0-20%
----------------------------------------------
High Yield Bond Fund                 0-20%
----------------------------------------------
Government Bond Fund                 0-20%
----------------------------------------------
Ultra Short-Term Bond Fund           0-20%
----------------------------------------------
Mid Cap Value Fund                   0-40%
----------------------------------------------
Mid Cap Growth Fund                  0-40%
----------------------------------------------
International Equity Index Fund      0-40%
----------------------------------------------
Diversified International Fund       0-40%
----------------------------------------------
Large Cap Growth Fund                0-50%
----------------------------------------------
Large Cap Value Fund                 0-60%
----------------------------------------------
Diversified Mid Cap Fund             0-40%
----------------------------------------------
Diversified Equity Fund              0-50%
----------------------------------------------
Small Cap Growth Fund                0-40%
----------------------------------------------
Small Cap Value Fund                 0-40%
----------------------------------------------
Equity Income Fund                   0-50%
----------------------------------------------
Equity Index Fund                    0-50%
----------------------------------------------
Technology Fund                      0-10%
----------------------------------------------
Health Sciences Fund                 0-10%
----------------------------------------------


 . The Fund also may hold cash and cash equivalents.

                                       21
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

------------

Investment Risks

The main risks of investing in the Funds are described in the Fund Summaries. Additional risks are described below.

derivatives. The underlying Funds may invest in securities that are considered to be derivatives. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity, and management risks. A Fund's use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund did not use such instruments.


              WHAT IS A DERIVATIVE?

 Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

junk bonds. One Group High Yield Bond and One Group Income Bond Fund invest in debt securities that are considered to be speculative. These securities are issued by companies which are highly leveraged, less creditworthy or financially distressed. While these investments generally provide a higher yield than higher rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. The market price of these securities can change suddenly and unexpectedly. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn. Over the past two and a half years and continuing on the date of this prospectus, the default rate for high yield securities has significantly increased compared with prior periods.


credit risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the underlying funds. Such default could result in losses to the underlying funds and to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

prepayment and call risk. Some of the underlying funds may invest a portion of their assets in mortgage-backed securities. These securities are subject to prepayment and call risk. The issuers of mortgage-backed and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed securities. When mortgages are prepaid, a fund may have to reinvest in securities with a lower yield. A fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in unexpected capital loss.

international funds. Foreign securities are subject to special risks. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, higher transaction costs and delayed settlements of transactions. Securities of some

                                       22
----

------------
foreign companies are less liquid, and their prices more volatile, than securities of comparable U.S. companies. Additionally, there may be less public information available about foreign issuers. Since the underlying funds may invest in securities denominated in foreign currencies, changes in exchange rates also may affect the value of investments in the underlying funds.

emerging markets. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

smaller companies. Investments by funds in smaller, newer companies may be riskier than investments in larger, more-established companies. Securities of smaller companies tend to be less liquid than securities of large companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their debt securities and/or stock price. This may cause unexpected and frequent decreases in the value of underlying funds investing in small companies, and may affect your investment in the funds.



securities of health sciences companies. The Health Sciences Fund's performance is closely tied to, and affected by, the performance of the industries in the health sciences sector. Health sciences companies are subject to comprehensive government regulation and scrutiny. The activities of health sciences companies may be dependent upon government funding and reimbursements from governmental programs and agencies. Moreover, new products may require regulatory approval. As a result, adverse actions (or market concerns with prospective actions) by governmental entities such as withdrawal of funding, changes in legislation and regulation, or denial or delays in regulatory approvals, may have an adverse impact on the Fund's share price. In addition, the Fund may be adversely impacted by increased competition among health sciences companies, patent infringement, product liability and other litigation, and product obsolescence.


securities of technology companies. The Technology Fund's performance is closely tied to, and affected by, the performance of the industries in the technology sector. The stock price of technology companies tends to be more volatile than the stock price of companies in other industries. In addition, the valuation of many technology stocks could be high when considered by such traditional measures of value as price-to-earnings ratios. Competitive pressures also may have a significant effect on the financial condition of technology-sensitive companies. Further, because of the rapid pace of technological development, products and services produced by companies in which the Technology Fund invests may become obsolete or have relatively short product cycles. As a result, the Fund's value and its returns may be considerably more volatile and pose greater risks than the values and returns of other mutual funds that invest in companies in the technology sector.



                                       23
----

------------
Temporary Defensive Positions

For liquidity and to respond to unusual market conditions, the Funds may invest all or most of their assets in short-term fixed income securities for temporary defensive purposes. These types of securities are known as "cash equivalents." These investments may result in a lower yield than lower-quality or longer-term investments and may prevent the Funds from meeting their investment objectives.

                           WHAT IS A CASH EQUIVALENT?

 Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Funds are engaged in a temporary defensive position, they will not be pursuing their investment objectives. Therefore, the Funds will pursue a tempo-rary defensive position only when market conditions warrant.

Portfolio Turnover

Portfolio turnover may vary greatly from year to year, as well as within a par-ticular year.

Higher portfolio turnover rates will likely result in higher transaction costs to the Funds and may result in additional tax consequences to you. The portfo-lio turnover rate for each Fund for the fiscal year ended June 30, 2001, is shown in "Financial Highlights." To the extent portfolio turnover results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates.

                     -----------------------------------------
  ONE GROUP(R)             How to Do Business with
--------------------------
                           One Group Mutual Funds
Purchasing Fund Shares

Where can I buy shares?
You may purchase Fund shares:

 . Directly from One Group through The One Group Services Company (the "Dis-tributor"), and

 . From Shareholder Servicing Agents. These include investment advisors, bro-kers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors, or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent.

Who may purchase Class I shares?
Class I shares may be purchased by:

 . Institutional investors, such as corporation, pension and profit sharing plans and foundations; and any organization authorized to act in a fidu-ciary, advisory, custodial or agency capacity, including affiliates of Bank One Corporation. Accounts may be opened with the Funds" transfer agent, State Street Bank and Trust Company, either directly or through a Shareholder Servicing Agent.

 . If you have questions about eligibility, please call 1-877-691-1118.

When can I buy shares?
 . Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange ("NYSE") is closed, including the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memo-rial Day, Independence Day, Labor Day, Thanksgiving, and Christmas Day.

 . Purchase requests received before 4 p.m. Eastern Time ("ET") will be effec-tive that day. On occasion, the NYSE will close before 4 p.m. ET. When that happens, purchase requests received after the NYSE closes will be effective the following business day.

 . If a Shareholder Servicing Agent holds your shares, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

 . The Distributor can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order.

 . Shares are electronically recorded. Therefore, certificates will not be is-sued.

How much do shares cost?
 . Shares are sold at net asset value ("NAV").

                                       25
----

------------

 . NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class expenses) by the number of outstanding shares in that class.


 . A Fund's NAV changes every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close be-fore 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.

How do I open an account?
1. Read the prospectus carefully, and select the Fund or Funds most appropriate for you.

2. Decide how much you want to invest.

 . The minimum initial investment for Class I shares is $200,000 per Fund.

 . You are required to maintain a minimum account balance equal to the mini-mum initial investment in each Fund.

 . Subsequent investments must be at least $5,000 per Fund.

 . These minimums may be waived.

3. Complete the Account Application Form. Be sure to sign up for all of the ac-count privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.


4. Send the completed application and a personal check (unless you choose to pay by wire) to:

    one group mutual funds
    p.o. box 8528
    boston, ma 02266-8528

If you choose to pay by wire, please call 1-877-691-1118.

5. All checks must be in U.S. dollars. One Group does not accept "third party checks." Checks made payable to any individual or company and endorsed to One Group are considered third party checks.

All checks must be payable to one of the following:

 . One Group Mutual Funds; or

 . The specific Fund in which you are investing.

Checks made payable to any party other than those listed above will be returned to the address provided on the account application.

6. Each time you purchase One Group shares by check or ACH, there is a seven-day holding period before you can redeem those shares. This gives One Group time to receive and collect money to cover your investment.



                                       26
----

------------
7. If you purchase shares through a Shareholder Servicing Agent, you may be re-quired to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, ex-changes and redemptions.

8. If you have any questions, contact your Shareholder Servicing Agent or call 1-877-691-1118.

Can I purchase shares over the telephone?
Yes. Simply select this option on your Account Application Form and then:

 . Contact your Shareholder Servicing Agent or call 1-877-691-1118 to relay your purchase instructions.

 . Authorize a bank transfer or initiate a wire transfer to the following wire address:

    state street bank and trust company
    attn: custody & shareholder services
    aba 011 000 028
    dda 99034167
    fbo one group fund
     (ex: one group investor growth fund-i)
    your account number
     (ex: 123456789)
    your account registration
     (ex: abc corporation)

 . One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone in-structions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

 . You may revoke your right to make purchases over the telephone by sending a letter to:

    one group mutual funds
    p.o. box 8528
    boston, ma 02266-8528

Exchanging Fund Shares

What are my exchange privileges?
You may exchange:

 . Class I shares of a Fund for Class A shares of that Fund or for Class A or Class I shares of another One Group Fund.



One Group does not charge a fee for this privilege. In addition, One Group may change the terms and conditions of your exchange privileges upon 60 days writ-ten notice.


                                       27
----

------------
When are exchanges processed?
Exchanges are processed the same business day they are received, provided:

 . State Street Bank and Trust Company receives the request by 4:00 p.m., ET.

 . You have provided One Group with all of the information necessary to proc-ess the exchange.

 . You have received a current prospectus of the Fund or Funds in which you wish to invest.

 . You have contacted your Shareholder Servicing Agent, if necessary.




Are exchanges taxable?
Generally:

 . An exchange between Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.


 . An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

 . You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?
Yes. The exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore:

 . To prevent disruptions in the management of the Funds, One Group limits excessive exchange activity. Exchange activity is excessive if it exceeds two substantive exchange redemptions within 30 days of each other.

 . Excessive exchange activity will result in revocation of your exchange privilege.

 . In addition, One Group reserves the right to reject any exchange request
   (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise ad-versely affect other shareholders.

 . Your shares may be automatically redeemed and your account closed if, due to exchanges, you no longer meet the Fund"s minimum balance requirement. For information on the minimum required balance, please read, "How do I open an account?".

Redeeming Fund Shares

When can I redeem shares?
You may redeem all or some of your shares on any day that the Funds are open for business.

 . Redemption requests received before 4:00 p.m. ET (or when the NYSE closes) will be effective that day.

 . All required documentation in the proper form must accompany a redemption request. One Group may refuse to honor incomplete redemption requests.

                                       28
----

------------

How do I redeem shares?
 . You may use any of the following methods to redeem your shares:

 1. You may send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

    one group mutual funds
    p.o. box 8528
    boston, ma 02266-8528

 2. You may redeem over the telephone. Please see "Can I redeem by tele-phone?" for more information.


 . One Group may require that the signature on your redemption request be guar-anteed by a participant in the Securities Transfer Association Medallion Pro-gram or the Stock Exchange Medallion Program, unless:

1. the redemption is for shares worth $50,000 or less; and

2. the redemption is payable to the shareholder of record; and

3. the redemption check is mailed to the shareholder at the record address or the redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account.

 . On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:

 1. a designated bank; or

 2. your Shareholder Servicing Agent.

 . One Group may charge you a wire redemption fee. The current charge is $7.00.

 . Your redemption proceeds ordinarily will be paid within seven days after re-ceipt of the redemption request.

What will my shares be worth?
You will receive the NAV calculated after your redemption request is received. Please read "How much do shares cost?".

Can I redeem by telephone?
Yes, if you selected this option on your Account Application Form.

 . Contact your Shareholder Servicing Agent or call 1-877-691-1118 to relay your redemption request.

 . Your redemption proceeds will be mailed or wired to the commercial bank account you designated on your Account Application Form.

 . State Street Bank and Trust Company may charge you a wire redemption fee.
   The current fee is $7.00.



                                       29
----

------------
 . One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone in-structions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

additional information regarding redemptions

 . Generally, all redemptions will be for cash. However, if you redeem shares worth $500,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the ef-fect of large redemptions on the Fund and its remaining shareholders.



 . Your shares may be automatically redeemed and your account closed if, due to redemptions or exchanges, you no longer meet the Fund"s minimum balance re-quirement. For information on the minimum required balance, please read, "How do I open an account?".


 . One Group may suspend your ability to redeem when:

 1. Trading on the New York Stock Exchange ("NYSE") is restricted.

 2. The NYSE is closed (other than weekend and holiday closings).

 3. The SEC has permitted a suspension.

 4. An emergency exists.

The Statement of Additional Information offers more details about this process.

 . You generally will recognize a gain or loss on a redemption for federal in-come tax purposes. You should talk to your tax advisor before making a re-demption.

                                       30
----

                     -------------------------------------------

  ONE GROUP(R)
                           Privacy Policy

-----------------------------------------------------------------



One Group Mutual Funds understands that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.


Key Definitions


This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:


 . Consumer -- an individual who applies for or obtains a financial product or service from One Group Mutual Funds for personal, family or household purposes, including individuals who don't have a continuing relationship with One Group Mutual Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representa-tives, but do not invest in One Group Mutual Funds.


 . Customer -- a consumer who has a continuing relationship with One Group
   Mutual Funds through record ownership of fund shares.


 . Nonpublic personal information -- any personally identifiable financial information about a consumer that is obtained by One Group Mutual Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory list-ing is an example of public information.


Collection of Nonpublic Personal Information


We collect information to service your account, to protect you from fraud and to make available products and services that may be of interest to you. We col-lect nonpublic personal information about you from the following sources:


 . Information we receive from you on applications or other forms, on our website or through other means;


 . Information we receive from you through transactions, correspondence and other communications with us; and


 . Information we otherwise obtain from you in connection with providing you a financial product or service.


Information Sharing with Non-Affiliated Third Parties


We do not share any nonpublic personal information about our customers or for-mer customers with anyone, except as required or permitted by law. This mea ns we may disclose all of the information we collect, as described above, to compa-

nies who help us maintain and service your account. For instance, we will share

                                       31
----

------------

information with the transfer agent for One Group Mutual Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas or as described in the following section.


Information Sharing with Joint Marketers


We also may share the information described above in Collection of Nonpublic Personal Information with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint mar-keting agreements. However, we only provide information about you to that bro-ker-dealer or financial intermediary from whom you purchased your One Group shares. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.


Children's Online Privacy Act Disclosure


From our website, One Group Mutual Funds does not knowingly collect or use per-sonal information from children under the age of 13 without obtaining verifi-able consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.


Security


For your protection, One Group Mutual Funds maintains security standards and procedures that we continually update to safeguard against unauthorized disclo-sure of information or access to information about you.


We restrict access to nonpublic personal information about you to those indi-viduals who need to know that information to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.


One Group Mutual Funds' Privacy Commitment


One Group Mutual Funds is committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.onegroup.com.


                                       32
----

                     -------------------------------------------

  ONE GROUP(R)
                           Shareholder Information

-----------------------------------------------------------------
Voting Rights

The Funds do not hold annual shareholder meetings, but may hold special meet-ings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective, or approve an investment ad-visory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters re-lating solely to that Fund or class, or which affect that Fund or class differ-ently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.

Dividend Policies

dividends. The Funds generally declare dividends quarterly. The Investor Conservative Growth Fund, however, generally declares dividends monthly. Dividends are distributed on the first business day of the next month after they are declared. Capital gains, if any, for all Funds are distributed at least annually.

The Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment. If you purchase shares shortly before the record date for a dividend or the distribu-tion of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

dividend reinvestment. You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payment in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.



If you elect to receive distributions in cash and the U.S. Postal Service twice returns your check to One Group as "undeliverable", your check will be credited back to your One Group account and all future distributions will be reinvested in One Group shares.


If you want to change the way in which you receive dividends and distributions, you must write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effec-tive upon receipt by State Street. You also may call 1-877-691-1118 to make this change.

Tax Treatment of Shareholders

Taxation of Shareholder Transactions
A sale, exchange, or redemption of Fund shares generally will produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions.


                                       33
----

------------

Taxation of Distributions. Each Fund will distribute substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses and net capital gains [i.e., the excess of net long-term capital gains over net short-term capital losses]) on at least an annual basis. Dividends you receive from a Fund, whether reinvested or received in cash, will be taxable to you. Dividends from a Fund's net investment income will be taxable as ordinary income and distribu-tions from a Fund's long-term capital gains will be taxable to you as such, re-gardless of how long you have held the shares. Distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your in-vestment (and thus were included in the price you paid). A Fund may produce taxable capital gains even if it does not have income to distribute and perfor-mance has been poor.


A Fund's use of a fund-of-funds structure could affect the amount, timing and character of distributions to you. See "Additional Tax Information Concerning the Funds of Funds" in the Statement of Additional Information.

Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.

Taxation of Retirement Plans. Distributions by the Funds to qualified retire-ment plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has re-ceived shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual as described in "Taxation of Distribu-tions." If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of mak-ing such an investment.

Tax Information. The Form 1099 that is mailed to eligible taxpayers in January details dividends and their federal tax category. Even though the Funds provide this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information see the Statement of Ad-ditional Information. Please note that this tax discussion is general in na-ture; no attempt has been made to present a complete explanation of the feder-al, state, local or foreign tax treatment of the Funds or their shareholders.

Shareholder Statements and Reports

One Group or your Shareholder Servicing Agent will send you transaction confir-mation statements and quarterly account statements. Please review these state-ments carefully. One Group will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Shareholder Servicing Agent may have a different cut-off time.

To reduce expenses and conserve natural resources, One Group will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or One Group reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-877-691-1118 and One Group will begin individual delivery within 30 days. If you would like to receive these docu-ments by e-mail, please visit www.onegroup.com and sign up for electronic de-livery.


                                       34
----

------------
If you are the record owner of your One Group shares (that is, you did not use a Shareholder Servicing Agent to buy your shares), you may access your account statements at www.onegroup.com.

In March and September, you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other re-ports.

If you have any questions or need additional information, please write One Group Mutual Funds at 1111 Polaris Parkway, Columbus, OH 43271-1235, call 1-877-691-1118 or visit www.onegroup.com.

                                       35
----

                     -----------------------------------------
  ONE GROUP(R)             Management of
--------------------------
                           One Group Mutual Funds
The Advisor

Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment pro-gram. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual corporate, charitable and retirement accounts. As of June 30, 2001, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $132 billion in assets.


The Sub-Advisors

Banc One High Yield Partners, LLC, 8044 Montgomery Road, Suite 382, Cincinnati, Ohio 45236, is the sub-advisor to the High Yield Bond Fund and the Income Bond Fund. Banc One High Yield Partners was formed in June 1998 to provide invest-ment advisory services related to high-yield, high-risk investments to the High Yield Bond Fund and other advisory clients. Banc One High Yield Partners is controlled by Banc One Investment Advisors and Pacholder Associates, Inc. As of June 30, 2001, Banc One High Yield Partners had approximately $520 million in assets under management.


Advisory Fees

Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each year. For the most recent fiscal year, the Funds paid advisory fees at the following rates:

--------------------------------------------------------------------------------

                                                      annual rate
                                                    as percentage of
fund                                            average daily net assets
One Group(R) Investor Conservative Growth Fund            .02%
------------------------------------------------------------------------
One Group(R) Investor Balanced Fund                       .02%
------------------------------------------------------------------------
One Group(R) Investor Growth & Income Fund                .02%
------------------------------------------------------------------------
One Group(R) Investor Growth Fund                         .02%

The Fund Managers

No single person is responsible for managing the assets of the Funds. Rather, investment decisions for the Funds are made by committee. Banc One Investment Advisors also serves as the advisor to the underlying mutual funds, for which it receives a fee.

                                       36
----

                     -------------------------------------

  ONE GROUP(R)
-------------------------- Financial Highlights






The Financial Highlights tables are intended to help you understand the Funds' performance for the last five years or the period of the Funds' operations, whichever is shorter. Certain information reflects financial results for a sin-gle Fund share. The total returns in the table represent the rate that an in-vestor would have earned or lost on an investment in the Funds (assuming rein-vestment of all dividends and distributions). This information for the Funds has been audited by PricewaterhouseCoopers LLP whose report, along with the Funds' financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.



                                                                   december 10,
                                       year ended june 30,         1996 through
INVESTOR CONSERVATIVE GROWTH FUND  ------------------------------    june 30,
CLASS I                            2001  2000     1999     1998      1997(a)
--------------------------------------------------------------------------------
net asset value, beginning of
 period                                  $11.20   $11.06   $10.33     $10.00
--------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)              0.52     0.47     0.46       0.26
 Net realized and unrealized
  gains (losses) from investments         (0.03)    0.28     0.82       0.33
--------------------------------------------------------------------------------
Total from Investment Activities           0.49     0.75     1.28       0.59
--------------------------------------------------------------------------------
Distributions:
 Net investment income                    (0.52)   (0.48)   (0.45)     (0.26)
 Net realized gains                       (0.08)   (0.13)   (0.10)     --
Total Distributions                       (0.60)   (0.61)   (0.55)     (0.26)
--------------------------------------------------------------------------------
net asset value, end of period           $11.09   $11.20   $11.06     $10.33
--------------------------------------------------------------------------------
Total Return                               4.52%    7.01%   12.70%      6.00%(b)

ratios/supplementary data:
 Net assets at end of period
  (000)                                 $52,294  $37,131  $30,352    $15,038
 Ratio of expenses to average net
  assets                                   0.20%    0.20%    0.20%      0.20%(c)
 Ratio of net investment income
  to average net assets                    4.66%    4.31%    4.43%      4.92%(c)
 Ratio of expenses to average net
  assets*                                  0.30%    0.32%    0.56%      1.46%(c)
 Portfolio turnover(d)                    23.76%    9.73%    3.22%     28.46%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized.
  (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                       37
----

                     ----------------------------------------

  ONE GROUP(R)
                           Financial Highlights

-------------------------------------------------------------



                                                                  december 10,
                                      year ended june 30,         1996 through
INVESTOR BALANCED FUND            ------------------------------    june 30,
CLASS I                           2001  2000     1999     1998      1997(a)
-------------------------------------------------------------------------------
net asset value, beginning of
 period                                 $12.24   $11.81   $10.63     $10.00
-------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)             0.53     0.47     0.37       0.21
 Net realized and unrealized
  gains (losses) from investments         0.27     0.79     1.39       0.63
-------------------------------------------------------------------------------
Total from Investment Activities          0.80     1.26     1.76       0.84
-------------------------------------------------------------------------------
Distributions:
 Net investment income                   (0.49)   (0.51)   (0.36)     (0.21)
 Net realized gains                      (0.03)   (0.32)   (0.22)     --
Total Distributions                      (0.52)   (0.83)   (0.58)     (0.21)
-------------------------------------------------------------------------------
net asset value, end of period          $12.52   $12.24   $11.81     $10.63
-------------------------------------------------------------------------------
Total Return                              6.69%   11.16%   17.02%      8.48%(b)

ratios/supplementary data:
 Net assets at end of period
  (000)                                $56,229  $84,447  $93,557    $72,155
 Ratio of expenses to average net
  assets                                  0.20%    0.20%    0.20%      0.20%(c)
 Ratio of net investment income
  to average net assets                   4.10%    3.85%    3.31%      3.84%(c)
 Ratio of expenses to average net
  assets*                                 0.27%    0.26%    0.32%      0.56%(c)
 Portfolio turnover(d)                   20.99%   13.51%    9.71%     12.20%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized.
  (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                       38
----

                     --------------------------------------------

  ONE GROUP(R)
-------------------------- Financial Highlights








                                                                  december 10,
                                     year ended june 30,          1996 through
INVESTOR GROWTH & INCOME FUND   --------------------------------    june 30,
CLASS I                         2001   2000      1999     1998      1997(a)
-------------------------------------------------------------------------------
net asset value, beginning of
 period                                $13.29    $12.57   $10.93     $10.00
-------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)            0.43      0.35     0.25       0.15
 Net realized and unrealized
  gains (losses) from
  investments                            0.63      1.32     1.92       0.93
-------------------------------------------------------------------------------
Total from Investment
 Activities                              1.06      1.67     2.17       1.08
-------------------------------------------------------------------------------
Distributions:
 Net investment income                  (0.42)    (0.48)   (0.25)     (0.15)
 Net realized gains                     (0.09)    (0.47)   (0.28)     --
Total Distributions                     (0.51)    (0.95)   (0.53)     (0.15)
-------------------------------------------------------------------------------
net asset value, end of period         $13.84    $13.29   $12.57     $10.93
-------------------------------------------------------------------------------
Total Return                             8.10%    14.11%   20.34%     10.87%(b)

ratios/supplementary data:
 Net assets at end of period
  (000)                              $207,040  $209,770  $98,060    $43,660
 Ratio of expenses to average
  net assets                             0.20%     0.20%    0.20%      0.20%(c)
 Ratio of net investment income
  to average net assets                  3.14%     3.70%    2.17%      2.78%(c)
 Ratio of expenses to average
  net assets*                            0.28%     0.27%    0.34%      0.66%(c)
 Portfolio turnover(d)                  21.50%    17.87%   11.38%     18.07%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized.
  (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                       39
----

                     -------------------------------------

  ONE GROUP(R)
                           Financial Highlights

-----------------------------------------------------------





                                                                 december 10,
                                     year ended june 30,         1996 through
                                -------------------------------    june 30,
INVESTOR GROWTH FUND CLASS I    2001  2000      1999     1998      1997(a)
------------------------------------------------------------------------------
net asset value, beginning of
 period                               $14.39    $13.39   $11.25     $10.00
------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)           0.40      0.32     0.12       0.09
 Net realized and unrealized
  gains (losses) from
  investments                           1.04      1.77     2.49       1.25
------------------------------------------------------------------------------
Total from Investment
 Activities                             1.44      2.09     2.61       1.34
------------------------------------------------------------------------------
Distributions:
 Net investment income                 (0.34)    (0.43)   (0.12)     (0.09)
 Net realized gains                    (0.16)    (0.66)   (0.35)     --
Total Distributions                    (0.50)    (1.09)   (0.47)     (0.09)
------------------------------------------------------------------------------
net asset value, end of period        $15.33    $14.39   $13.39     $11.25
------------------------------------------------------------------------------
Total Return                           10.17%    16.84%   23.81%     13.50%(b)

ratios/supplementary data:
 Net assets at end of period
  (000)                              $73,483  $100,566  $86,355    $31,318
 Ratio of expenses to average
  net assets                            0.20%     0.20%    0.20%      0.20%(c)
 Ratio of net investment income
  to average net assets                 2.77%     2.57%    1.04%      1.70%(c)
 Ratio of expenses to average
  net assets*                           0.32%     0.31%    0.36%      0.77%(c)
 Portfolio turnover(d)                 28.66%    14.62%    4.05%     18.49%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized.
  (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                       40
----

  ONE GROUP(R)             Appendix A
----------------------------------------------

Underlying Funds


The following is a brief description of the principal investment policies of each of the underlying funds.





One Group Prime Money Market Fund


One Group Prime Money Market Fund seeks current income with liquidity and sta-bility of principal. The Fund invests exclusively in high quality, short-term money market instruments. These instruments include corporate notes, commercial paper, funding agreements, certificates of deposit and bank obligations. The Fund will concentrate in the financial services industry, including asset backed commercial paper programs. The Fund will comply with SEC rules applica-ble to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940.


One Group Ultra Short-Term Bond Fund


One Group Ultra Short-Term Bond Fund seeks a high level of current income con-sistent with low volatility of principal by investing in a diversified portfo-lio of short-term investment grade securities. The Fund mainly invests in all types of investment grade debt securities (or unrated debt securities which Banc One Investment Advisors determines to be of comparable quality), including mortgage-backed securities, asset-backed securities and money market instru-ments. As part of its main investment strategy, the Fund invests in adjustable rate mortgage pass-through securities and other securities representing an in-terest in or secured by mortgages with periodic interest rate resets. Banc One Investment Advisors selects securities for the Fund by analyzing both individ-ual securities and different market sectors. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical nature of the transac-tion.


One Group Short-Term Bond Fund


One Group Short-Term Bond Fund seeks current income consistent with preserva-tion of capital through investment in high- and medium-grade fixed income secu-rities. The Fund mainly invests in investment grade debt securities (or unrated debt securities which Banc One Investment Advisors determines to be of compara-ble quality) with short to intermediate remaining maturities. These include U.S. government obligations and mortgage-backed and asset-backed securities. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advi-sors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors selects individual securi-ties after performing a risk/reward analysis that includes an evaluation of in-terest rate risk, credit risk, and the complex legal and technical structure of the transaction.


                                       41
----

------------



One Group Intermediate Bond Fund


One Group Intermediate Bond Fund seeks current income consistent with the pres-ervation of capital through investments in high- and medium-grade fixed-income securities with intermediate maturities. The Fund mainly invests in investment grade debt securities of all types (or unrated debt securities which Banc One Investment Advisors determines to be of comparable quality), including bonds, notes, and U.S. government obligations with intermediate maturities. These in-clude mortgage-backed and asset-backed securities. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction


One Group Bond Fund


One Group Bond Fund seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities. The Fund invests mainly in investment grade bonds and debt securities (or unrated bonds and debt securities which Banc One Investment Advisors determines to be of com-parable quality). These include U.S. government obligations and mortgage-backed and asset-backed securities. Banc One Investment Advisors analyzes four major factors in managing and constructing the Fund: duration, market sector, matu-rity concentrations and individual securities. Banc One Investment Advisors looks for market sectors and individual securities that it believes will per-form well over time. Banc One Investment Advisors is value oriented and selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and tech-nical structure of the transaction.


One Group Income Bond Fund


One Group Income Bond Fund seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt secu-rities. The Fund mainly invests in investment grade debt securities (or unrated debt securities that are determined to be of comparable quality by Banc One In-vestment Advisors). In addition, the Fund also may invest in bonds, convertible securities, preferred stock, loan participations and other debt securities rated below investment grade (i.e., junk bonds.) (The Fund may not invest more than 30% of its total assets in these securities.) The Fund also invests in mortgage-backed and asset-backed securities. The Fund invests in securities with short to long maturities. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sec-tors. Banc One Investment Advisors looks for market sectors and individual se-curities that it believes will perform well over time. Banc One Investment Ad-visors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction.


One Group Government Bond Fund


One Group Government Bond Fund seeks a high level of current income with li-quidity and safety of principal. The Fund limits its investments to securities

                                       42
----

------------



issued by the U.S. government and its agencies and instrumentalities (e.g., government bonds) or related to securities issued by the U.S. government and its agencies and instrumentalities. The Fund mainly invests in government bonds with intermediate to long remaining maturities. These include mortgage-backed securities. Banc One Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Government Bond Fund spreads its holdings across various security types within the government market sector (e.g., U.S. government agency securities and agency mortgage-backed se-curities). Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk and the complex legal and technical structure of the transaction.


One Group High Yield Bond Fund


One Group High Yield Bond Fund seeks a high level of current income by invest-ing primarily in a diversified portfolio of debt securities which are rated be-low investment grade or unrated. Capital appreciation is a secondary objective. The Fund invests in all types of high-yield, high-risk debt securities. The Fund also may invest in convertible securities, preferred stock, common stock and loan participations. The Fund's investments generally will be rated below investment grade or unrated. Such securities are also known as junk bonds. The Fund's sub-advisor, Banc One High Yield Partners, LLC focuses on value in choosing securities for the Fund by looking at individual securities against the context of broader market factors. Banc One High Yield Partners monitors investments on an ongoing basis by staying abreast of positive and negative credit developments and having regular discussions with senior management of issuers of the Fund's investments.


One Group Small Cap Growth Fund


One Group Small Cap Growth Fund seeks long-term capital growth primarily by in-vesting in a portfolio of equity securities of small-capitalization and emerg-ing growth companies. The Fund invests mainly in common stock, debt securities, preferred stocks, convertible securities, warrants and other equity securities of small-capitalization companies. Generally, the Fund invests in small-cap companies with market capitalizations ranging from $100 million to $3 billion at the time of investment.




One Group Small Cap Value Fund seeks long-term capital growth by investing pri-marily in equity securities of small-capitalization companies. The Fund invests mainly in equity securities of small domestic companies with market capitaliza-tions of $100 million to $3 billion at the time of investment. In reviewing in-vestment opportunities, Banc One Investment Advisors uses a value-oriented ap-proach. Companies are selected based upon such valuation characteristics as price-to-earnings, price-to-book and price-to-cash flow ratios which are at a discount to market averages. Banc One Investment Advisors also evaluates compa-nies based on private market value, balance sheet strength, management depth and quality, market and industry position, normalized return on capital and re-cent transactions involving similar businesses. Stocks are sold based on price considerations or when they are no longer expected to appreciate in value.


                                       43
----

------------



One Group Mid Cap Growth Fund


One Group Mid Cap Growth Fund seeks growth of capital and, secondarily, current income by investing primarily in equity securities. The Fund invests in securi-ties that have the potential to produce above-average earnings growth per share over a one-to-three year period. The Fund typically invests in mid-cap compa-nies with market capitalizations of $500 million to $10 billion at the time of investment. Typically, the Fund acquires shares of established companies with a history of above-average growth, as well as those companies expected to enter periods of above-average growth. Not all the securities purchased by the Fund will pay dividends. The Fund also invests in smaller companies in emerging growth industries.


One Group Mid Cap Value Fund


One Group Mid Cap Value Fund seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities. The Fund invests mainly in equity securities of companies with below-market average price-to-earnings and price-to-book value ratios and with market capitaliza-tions of $500 million to $10 billion at the time of investment. In choosing in-vestments, the Fund considers the issuer's soundness and earnings prospects. In seeking to achieve the objective of capital appreciation, Banc One Investment Advisors looks at anticipated changes that may positively impact the value of the company such as new products, deployment of new technologies, cost cutting efforts and changes in management. As a secondary consideration, Banc One In-vestment Advisors looks for companies that have the potential to increase their dividends over time. If Banc One Investment Advisors thinks that a company's fundamentals are declining or that a company's ability to pay dividends has been impaired, it may eliminate the Fund's holding of the company's stock.


One Group Diversified Mid Cap Fund


One Group Diversified Mid Cap Fund seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations. The Fund invests mainly in equity securities of mid-cap companies. Mid-cap com-panies are defined as companies with market capitalizations of $500 million to $10 billion at the time of investment. The Fund looks for companies of this size with strong potential, stable market share and an ability to quickly re-spond to new business opportunities. In choosing securities, the Fund invests in mid-cap and other companies across different capitalization levels targeting both value- and growth-oriented companies. Because the Fund seeks return over the long term, Banc One Investment Advisors will not attempt to time the mar-ket.


One Group Large Cap Growth Fund


One Group Large Cap Growth Fund seeks long-term capital appreciation and growth of income by investing primarily in equity securities. The Fund invests mainly in equity securities of large, well-established companies. Large companies are defined as companies with market capitalizations in excess of $4 billion at the time of investment.


One Group Large Cap Value Fund


One Group Large Cap Value Fund seeks capital appreciation with the incidental goal of achieving current income by investing primarily in equity securities. The Fund invests mainly in equity securities of large companies that are be-lieved to be


                                       44
----

------------



selling below their long-term investment values. Large companies are defined as companies with market capitalizations in excess of $4 billion at the time of investment. The Fund also may invest in the stock of companies which have "breakup values" well in excess of current market values or which have uniquely undervalued corporate assets.




One Group Equity Income Fund seeks current income through regular payment of dividends with the secondary goal of achieving capital appreciation by invest-ing primarily in equity securities. The Fund attempts to keep its dividend yield above the Standard & Poor's 500 Composite Price Index ("S&P 500 In-dex")/1/ by investing in common stock of corporations which regularly pay divi-dends, as well as stocks with favorable long-term fundamental characteristics. As part of its main investment strategy, the Fund may invest in convertible bonds and REITs. Because yield is the main consideration in selecting securi-ties, the Fund may purchase stocks of companies that are out of favor in the financial community.


/1/"S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.




One Group Diversified Equity Fund seeks long-term capital growth and growth of income with a secondary objective of providing a moderate level of current in-come. The Fund invests mainly in common stocks of companies that have good fun-damentals and reasonable valuations with the potential for continued earnings growth over time. The Fund uses a multi-style approach, meaning that it may in-vest across different capitalization levels targeting both value- and growth-oriented companies. Because the Fund seeks return over the long term, Banc One Investment Advisors will not attempt to time the market.




One Group Equity Index Fund seeks investment results that correspond to the ag-gregate price and dividend performance of the securities in the S&P 500 In-dex/1/. The Fund invests mainly in stocks included in the S&P 500 Index. The Fund also may invest in stock index futures and other equity derivatives. Banc One Investment Advisors attempts to track the performance of the S&P 500 Index to achieve a correlation of 0.95 between the performance of the Fund and that of the S&P 500 Index without taking into account the Fund's expenses.


/1/"S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.




One Group Health Sciences Fund is designed to provide long-term capital appre-ciation. The Fund mainly invests in equity securities of companies engaged in the research, development, production or distribution of products and services related to biotechnology, health care or medicine. These companies include bio-technology companies, pharmaceutical companies, medical supply and equipment companies, and companies engaged in medical, diagnostic, or other related re-search and development. In selecting investments for the Fund, Banc One Invest-ment Advisors will seek


                                       45
----

------------



to identify companies that are well positioned for growth. Banc One Investment Advisors also selects stocks based on revenue and earnings potential and at-tractive relative valuations. Although the Fund may invest in companies of any size, the Fund will typically invest in large- and mid-capitalization compa-nies. The Fund is considered non-diversified and can invest more of its assets in a single issuer than a "diversified" fund. In addition, the Fund concen-trates its investments in a single industry or group of industries in the health sciences sector.




One Group Technology Fund is designed to provide long-term capital growth. The Fund mainly invests in equity securities of companies that have developed, or are expected to develop, products, processes or services that will provide sig-nificant technological advances and improvements. This may include, for exam-ple, companies that develop, produce or distribute products in the computer, electronics and communications sectors. In selecting investments, the Fund will generally invest in companies that are positioned for accelerated growth or higher earnings. In addition, the Fund also may invest in companies (regardless of size) whose stocks appear to be trading below their true value. The Fund is considered non-diversified and can invest more of its assets in a single issuer than a "diversified" fund. In addition, the Fund concentrates its investments in a single industry or group of industries in the technology sector.




One Group International Equity Index Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securi-ties in the MSCI EAFE GDP Index./1/ The Fund invests mainly in foreign stocks included in the MSCI EAFE GDP Index. The Fund also may invest in stock index futures. Banc One Investment Advisors attempts to track the performance of the MSCI EAFE GDP Index to achieve a correlation of 0.90 between the performance of the Fund and that of the MSCI EAFE GDP Index, without taking into account the Fund's expenses. As part of its investment strategy, the Fund may invest in se-curities of emerging international markets such as Mexico, Chile and Brazil. Banc One Investment Advisors selects securities of emerging markets that are included in the Morgan Stanley Emerging Market Free Index based on size, risk and the ease of investing in the country's market (e.g., reasonable settlement procedures). Most of the Fund's assets will be denominated in foreign curren-cies.


/1/"MSCI EAFE GDP Index" is a registered service mark of Morgan Stanley Capital International, which does not sponsor and is in no way affiliated with the Fund.




One Group Diversified International Fund seeks long-term capital growth by in-vesting primarily in equity securities of foreign issuers. The Fund invests mainly in the securities of companies located in Europe, Asia and Latin Ameri-ca. The Fund also will invest in other regions and countries that present at-tractive investment opportunities, including developing countries. In selecting a country for investment, Banc One Investment Advisors analyzes the global eco-nomic and political situation, as well as the securities market of selected countries. In selecting individual securities, Banc One Investment Advisors se-lects a representative sampling of the companies comprising the individual country's stock market index.


                                       46
----

  ONE GROUP(R)             Appendix B
----------------------------------------------
Investment Practices

The underlying funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. For a more complete discus-sion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.



                           FUND NAME  FUND CODE
 ----------------------------------------------
     One Group(R) Prime Money Market
                                Fund       1
 ----------------------------------------------
   One Group(R) Short-Term Bond Fund       2
 ----------------------------------------------
      One Group(R) Intermediate Bond
                                Fund       3
 ----------------------------------------------
       One Group(R) Income Bond Fund       4
 ----------------------------------------------
              One Group(R) Bond Fund       5
 ----------------------------------------------
   One Group(R) High Yield Bond Fund       6
 ----------------------------------------------
   One Group(R) Government Bond Fund       7
 ----------------------------------------------
  One Group(R) Ultra Short-Term Bond
                                Fund       8
 ----------------------------------------------
     One Group(R) Mid Cap Value Fund       9
 ----------------------------------------------
   One Group(R) International Equity
                          Index Fund      10
 ----------------------------------------------
            One Group(R) Diversified
                  International Fund      11
 ----------------------------------------------
  One Group(R) Large Cap Growth Fund      12
 ----------------------------------------------
   One Group(R) Large Cap Value Fund      13
 ----------------------------------------------
    One Group(R) Mid Cap Growth Fund      14
 ----------------------------------------------
    One Group(R) Diversified Mid Cap
                                Fund      15
 ----------------------------------------------
     One Group(R) Diversified Equity
                                Fund      16
 ----------------------------------------------
  One Group(R) Small Cap Growth Fund      17
 ----------------------------------------------
   One Group(R) Small Cap Value Fund      18
 ----------------------------------------------
     One Group(R) Equity Income Fund      19
 ----------------------------------------------
      One Group(R) Equity Index Fund      20
 ----------------------------------------------
        One Group(R) Technology Fund      21
 ----------------------------------------------
   One Group(R) Health Sciences Fund      22
 ----------------------------------------------


                                       47
----

------------

                                                                        Risk
Instrument                                                  Fund Code   Type
-------------------------------------------------------------------------------
U.S. Treasury Obligations: Bills, notes, bonds, STRIPS and       1-22 Market
CUBES.
-------------------------------------------------------------------------------
Treasury Receipts: TRs, TIGRs and CATS.                          1-22 Market
-------------------------------------------------------------------------------
U.S. Government Agency Securities: Securities issued by          1-22 Market
agencies and instrumentalities of the U.S. government.                Credit
These include all types of securities issued by Ginnie
Mae, Fannie Mae and Freddie Mac including funding notes
and subordinated benchmark notes.
-------------------------------------------------------------------------------
Certificates of Deposit: Negotiable instruments with a      1-6, 8-22 Market
stated maturity.                                                      Credit
                                                                      Liquidity
-------------------------------------------------------------------------------
Time Deposits: Non-negotiable receipts issued by a bank in  1-6, 8-22 Liquidity
exchange for the deposit of funds.                                    Credit
-------------------------------------------------------------------------------
Common Stock: Shares of ownership of a company.               6, 9-22 Market
-------------------------------------------------------------------------------
Repurchase Agreements: The purchase of a security and the        1-22 Credit
simultaneous commitment to return the security to the                 Market
seller at an agreed upon price on an agreed upon date.                Liquidity
This is treated as a loan.
-------------------------------------------------------------------------------
Reverse Repurchase Agreements: The sale of a security and        1-22 Market
the simultaneous commitment to buy the security back at an            Leverage
agreed upon price on an agreed upon date. This is treated
as a borrowing by a Fund.
-------------------------------------------------------------------------------
Securities Lending: The lending of up to 33 1/3% of a            1-22 Credit
Fund's total assets. In return, the Fund will receive                 Market
cash, other securities and/or letters of credit.                      Leverage
-------------------------------------------------------------------------------
When-Issued Securities and Forward Commitments: Purchase         1-22 Market
or contract to purchase securities at a fixed price for               Leverage
delivery at a future date.                                            Liquidity
                                                                      Credit
-------------------------------------------------------------------------------


                                       48
----

------------

                                                                        Risk
Instrument                                                 Fund Code    Type
-------------------------------------------------------------------------------
Investment Company Securities: Shares of other mutual           1-22 Market
funds, including One Group money market funds and shares
of other money market mutual funds for which Banc One
Investment Advisors or its affiliates serve as investment
advisor or administrator. The Government Bond Fund will
purchase only shares of investment companies which invest
exclusively in U.S. Treasury and other agency
obligations. Banc One Investment Advisors will waive
certain fees when investing in funds for which it serves
as investment advisor.
-------------------------------------------------------------------------------
Convertible Securities: Bonds or preferred stock that can  3-6, 8-22 Market
convert to common stock.                                             Credit
-------------------------------------------------------------------------------
Call and Put Options: A call option gives the buyer the         2-22 Management
right to buy, and obligates the seller of the option to              Liquidity
sell, a security at a specified price at a future date. A            Credit
put option gives the buyer the right to sell, and                    Market
obligates the seller of the option to buy, a security at             Leverage
a specified price at a future date. The Funds will sell
only covered call and secured put options.
-------------------------------------------------------------------------------
Futures and Related Options: A contract providing for the       2-22 Management
future sale and purchase of a specified amount of a                  Market
specified security, class of securities or an index at a             Credit
specified time in the future and at a specified price.               Liquidity
                                                                     Leverage
-------------------------------------------------------------------------------
Real Estate Investment Trusts ("REITS"): Pooled            2-6, 9-22 Liquidity
investment vehicles which invest primarily in income-                Management
producing real estate or real estate related loans or                Market
interest.                                                            Prepayment
                                                                     Tax
                                                                     Regulatory
-------------------------------------------------------------------------------
Bankers' Acceptances: Bills of exchange or time drafts     1-6, 8-22 Credit
drawn on and accepted by a commercial bank. Maturities               Liquidity
are generally six months or less.                                    Market
-------------------------------------------------------------------------------


                                       49
----

------------

                                                         Fund           Risk
Instrument                                               Code           Type
-------------------------------------------------------------------------------
Commercial Paper: Secured and unsecured short-             1-6, 8-22 Credit
term promissory notes issued by corporations and                     Liquidity
other entities. Maturities generally vary from a                     Market
few days to nine months.
-------------------------------------------------------------------------------
Foreign Securities: Securities issued by foreign           1-6, 8-22 Market
companies, as well as commercial paper of foreign                    Political
issuers and obligations of foreign banks,                            Liquidity
overseas branches of U.S. banks and supranational                    Foreign
entities. Includes American Depositary Receipts,                     Investment
Global Depositary Receipts, American Depositary
Securities and European Depositary Receipts.
-------------------------------------------------------------------------------
Restricted Securities: Securities not registered           1-6, 8-22 Liquidity
under the Securities Act of 1933, such as                            Market
privately placed commercial paper and Rule 144A                      Credit
securities.
-------------------------------------------------------------------------------
Variable and Floating Rate Instruments:                         1-22 Market
Obligations with interest rates which are reset                      Credit
daily, weekly, quarterly or some other period and                    Liquidity
which may be payable to the Fund on demand.
-------------------------------------------------------------------------------
Warrants: Securities, typically issued with             4, 6, 10-13, Market
preferred stock or bonds, that give the holder     15-18, 20, 21, 22 Credit
the right to buy a proportionate amount of common
stock at a specified price.
-------------------------------------------------------------------------------
Preferred Stock: A class of stock that generally           2-6, 9-22 Market
pays a dividend at a specified rate and has
preference over common stock in the payment of
dividends and in liquidation.
-------------------------------------------------------------------------------
Mortgage-Backed Securities: Debt obligations            1-8, 11, 15, Prepayment
secured by real estate loans and pools of loans.              18, 21 Market
These include collateralized mortgage obligations                    Credit
("CMOs"), and Real Estate Mortgage Investment                        Regulatory
Conduits ("REMICs").
-------------------------------------------------------------------------------


                                       50
----

------------

                                                            Fund        Risk
Instrument                                                  Code        Type
-------------------------------------------------------------------------------
Demand Features: Securities that are subject to puts          1-6, 8 Market
and standby commitments to purchase the securities at a              Liquidity
fixed price (usually with accrued interest) within a                 Management
fixed period of time following demand by a Fund.
-------------------------------------------------------------------------------
Asset-Backed Securities: Securities secured by company   1-6, 8, 11, Prepayment
receivables, home equity loans, truck and auto loans,         15, 18 Market
leases, credit card receivables and other securities                 Credit
backed by other types of receivable or other assets.                 Regulatory
-------------------------------------------------------------------------------
Mortgage Dollar Rolls: A transaction in which a Fund        2-8, 11, Prepayment
sells securities for delivery in a current month and          15, 18 Market
simultaneously contracts with the same party to                      Regulatory
repurchase similar but not identical securities on a
specified future date.
-------------------------------------------------------------------------------
Adjustable Rate Mortgage Loans ("ARMS"): Loans in a              2-8 Prepayment
mortgage pool which provide for a fixed initial                      Market
mortgage interest rate for a specified period of time,               Credit
after which the rate may be subject to periodic                      Regulatory
adjustments.
-------------------------------------------------------------------------------
Corporate Debt Securities: Corporate bonds and non-          2-6, 8, Market
convertible debt securities.                              12, 21, 22 Credit
-------------------------------------------------------------------------------
Swaps, Caps and Floors: A Fund may enter into these             2-22 Market
transactions to manage its exposure to changing                      Management
interest rates and other factors. Swaps involve an                   Credit
exchange of obligations by two parties. Caps and floors              Liquidity
entitle a purchaser to a principal amount from the
seller of the cap or floor to the extent that a
specified index exceeds or falls below a predetermined
interest rate or amount.
-------------------------------------------------------------------------------
New Financial Products: New options and futures                 2-22 Management
contracts, and other financial products continue to be               Credit
developed and the Fund may invest in such options,                   Market
contracts and products.                                              Liquidity
-------------------------------------------------------------------------------


                                       51
----

------------

                                                             Fund       Risk
Instrument                                                   Code       Type
-------------------------------------------------------------------------------
Structured Instruments: Debt securities issued by           2-19, 22 Market
agencies and instrumentalities of the U.S. government,               Management
banks, municipalities, corporations and other businesses             Liquidity
whose interest and/or principal payments are indexed to              Credit
foreign currency exchange rates, interest rates, or one              Foreign
or more other referenced indices.                                    Investment
-------------------------------------------------------------------------------
Municipal Bonds: Securities issued by a state or              1-6, 8 Market
political subdivision to obtain funds for various public             Credit
purposes. Municipal bonds include private activity bonds             Political
and industrial development bonds, as well as General                 Tax
Obligation Notes, Tax Anticipation Notes, Bond                       Regulatory
Anticipation Notes, Revenue Anticipation Notes, Project
Notes, other short-term tax-exempt obligations,
municipal leases and obligations of municipal housing
authorities and single family revenue bonds.
-------------------------------------------------------------------------------
Obligations of Supranational Agencies: Obligations of        10, 11, Credit
supranational agencies which are chartered to promote     15, 18, 22 Foreign
economic development and are supported by various                    Investment
governments and governmental agencies.
-------------------------------------------------------------------------------
Currency Futures and Related Options: The Fund may            10, 11 Management
engage in transactions in financial futures and related              Liquidity
options, which are generally described above. The Fund               Credit
will enter into these transactions in foreign currencies             Market
and for hedging purposes only.                                       Political
                                                                     Leverage
                                                                     Foreign
                                                                     Investment
-------------------------------------------------------------------------------


                                       52
----

------------

                                                              Fund      Risk
Instrument                                                    Code      Type
-------------------------------------------------------------------------------
Forward Foreign Exchange Transactions: Contractual            10, 11 Management
agreement to purchase or sell one specified currency for             Liquidity
another currency at a specified future date and price. The           Credit
Fund will enter into forward foreign exchange transactions           Market
for hedging purposes only.                                           Political
                                                                     Leverage
                                                                     Foreign
                                                                     Investment
-------------------------------------------------------------------------------
Zero Coupon Debt Securities: Bonds and other debt that pay  2-8, 11, Credit
no interest, but are issued at a discount from their value    15, 18 Market
at maturity. When held to maturity, their entire return              Zero
equals the difference between their issue price and their            Coupon
maturity value.
-------------------------------------------------------------------------------
Zero-Fixed-Coupon Debt Securities: Zero-coupon debt              2-8 Credit
securities which convert on a specified date to interest-            Market
bearing debt securities.                                             Zero
                                                                     Coupon
-------------------------------------------------------------------------------
Stripped Mortgage-Backed Securities: Derivative multi-           2-8 Prepayment
class mortgage securities usually structured with two                Market
classes of shares that receive different proportions of              Credit
the interest and principal from a pool of mortgage-backed            Regulatory
obligations. These include IOs and POs.
-------------------------------------------------------------------------------
Inverse Floating Rate Instruments: Floating rate debt            2-8 Market
instruments with interest rates that reset in the opposite           Leverage
direction from the market rate of interest to which the              Credit
inverse floater is indexed.
-------------------------------------------------------------------------------
Loan Participations and Assignments: Participations in, or    2-6, 8 Credit
assignments of all or a portion of loans to corporations             Political
or to governments of the less developed countries                    Foreign
("LDCs").                                                            Investment
                                                                     Market
                                                                     Liquidity
-------------------------------------------------------------------------------


                                       53
----

------------

                                                               Fund     Risk
Instrument                                                     Code     Type
-------------------------------------------------------------------------------
Fixed Rate Mortgage Loans: Investments in fixed rate             2-8 Credit
mortgage loans or mortgage pools which bear simple interest          Prepayment
at fixed annual rates and have short to long final                   Regulatory
maturities.                                                          Market
-------------------------------------------------------------------------------
Short-Term Funding Agreements Funding agreements issued by    1-6, 8 Credit
banks and highly rated U.S. insurance companies such as              Liquidity
Guaranteed Investment Contracts (GICs) and Bank Investment           Market
Contracts (BICs).
-------------------------------------------------------------------------------
Exchange Traded Funds: Ownership in unit investment trusts,     9-22 Market
depositary receipts, and other pooled investment vehicles
that hold a portfolio of securities or stocks designed to
track the price performance and dividend yield of a
particular broad based, sector or international index.
Exchange traded funds or ETFs include a wide range of
investments such as iShares, Standard and Poor's Depository
Receipts ("SPDR's"), and NASDAQ 100's. The Equity Index Fund
invests only in SPDRs and other Exchange Traded Funds that
track the S&P 500.
-------------------------------------------------------------------------------
Extendable Commercial Notes: Variable rate notes which             1 Market
normally mature within a short period of time (e.g., one             Credit
month) but which may be extended by the issuer for a maximum         Liquidity
maturity of 13 months.
-------------------------------------------------------------------------------
Participation Interests: Interests in municipal securities,        1 Credit
including municipal leases, from financial institutions such         Tax
as commercial and investment banks, savings and loan
associations and insurance companies. These interests may
take the form of participations, beneficial interests in a
trust, partnership interests or any other form of indirect
ownership that allows the Funds to treat the income from the investment as exempt from federal income tax.
-------------------------------------------------------------------------------


                                       54
----

------------
Investment Risks

Below is a more complete discussion of the types of risks inherent in the secu-rities and investment techniques listed above. Because of these risks, the value of the securities held by the underlying funds may fluctuate, as will the value of the Fund's investments in the underlying funds. Ultimately, the value of your investment will be affected. Certain investments are more susceptible to these risks than others.

 . Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obli-gation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to ac-tual default as its credit status deteriorates and the probability of default rises.

 . Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is of-ten associated with investments in derivatives, but also may be embedded di-rectly in the characteristics of other securities.

  Hedged. When a derivative (a security whose value is based on another se-curity or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substan-tially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the de-rivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

  Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

 . Liquidity Risk. The risk that certain securities may be difficult or impossi-ble to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

 . Management Risk. The risk that a strategy used by a Fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

 . Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a se-curity to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, in-dustry, sector of the economy or the market as a whole. There is also the risk that the current

                                       55
----

------------
  interest rate may not accurately reflect existing market rates. For fixed in-come securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

 . Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizures of foreign deposits, changes in tax or trade statutes and governmental collapse and war.

 . Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

 . Prepayment Risk. The risk that the principal repayment of a security will oc-cur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than ex-pected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline.
  When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.


 . Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of out-standing securities.

 . Regulatory Risk. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restric-tions on "due on sale" clauses and state usury laws.

 . Zero Coupon Risk. The risk associated with changes in interest rates. The market prices of securities structured as zero coupon or pay-in-kind securi-ties are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically. This risk is similar to Market Risk, which is described above.

                                       56
----

------------
If you want more information about the Funds, the following documents are free upon request:

Annual/Semi-Annual Reports: Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information ("SAI"): The SAI provides more detailed in-formation about the Funds and is incorporated into this prospectus by refer-ence.

How Can I Get More Information? You can get a free copy of the semi-annual/annual reports or the SAI, request other information or discuss your questions about the Funds by calling 1-877-691-1118, or by writing the Funds at:

 one group(R) mutual funds
 1111 Polaris parkway
 Columbus, Ohio 43271-1235

  or visiting

 WWW.ONEGROUP.COM

You can also review and copy the Funds' reports and the SAI at the Public Ref-erence Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-202-942-8090.) You can also get reports and other information about the Funds from the EDGAR Database on the SEC's web site at http://www.sec.gov. Copies of this information also may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.


TOG-I-125
                                                          [LOGO OF ONE GROUP(R)]

Bond Funds

      PROSPECTUS

      November 1, 2001

      Class A Shares
      Class B Shares
      Class C Shares

                                                              [LOGO OF BANK ONE]


      One Group(R) Ultra Short-Term Bond Fund
      One Group(R) Short-Term Bond Fund
      One Group(R) Intermediate Bond Fund
      One Group(R) Bond Fund
      One Group(R) Income Bond Fund
      One Group(R) Government Bond Fund
      One Group(R) Treasury & Agency Fund
      One Group(R) High Yield Bond Fund

      One Group(R) Mortgage-Backed Securities Fund





THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OF ANY OF THE FUNDS AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

   TABLE OF

     CONTENTS


                FUND SUMMARIES: INVESTMENTS, RISK & PERFORMANCE
                           One Group Ultra Short-Term Bond Fund  1
                                                                ---
                                 One Group Short-Term Bond Fund  5
                                                                ---
                               One Group Intermediate Bond Fund  9
                                                                ---
                                            One Group Bond Fund  13
                                                                ---
                                     One Group Income Bond Fund  17
                                                                ---
                                 One Group Government Bond Fund  21
                                                                ---
                               One Group Treasury & Agency Fund  25
                                                                ---
                                 One Group High Yield Bond Fund  29
                                                                ---
                      One Group Mortgage Backed Securities Fund  33
                                                                ---



                                                                                                    MORE ABOUT THE FUNDS
                                                                                         Principal Investment Strategies  37
                                                                                                                         ---
                                                                                                        Investment Risks  42
                                                                                                                         ---
                                                                                                       Portfolio Quality  44
                                                                                                                         ---
                                                                                           Temporary Defensive Positions  46
                                                                                                                         ---
                                                                                                      Portfolio Turnover  46
                                                                                                                         ---



                 HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS
                                         Purchasing Fund Shares  47
                                                                -------
                                                  Sales Charges  51
                                                                -------
                            Sales Charge Reductions and Waivers  54
                                                                -------
                                         Exchanging Fund Shares  56
                                                                -------
                                          Redeeming Fund Shares  58
                                                                -------

                                       PRIVACY POLICY  61
                                                     ------



                          SHAREHOLDER INFORMATION
                                    Voting Rights    63
                                                    -------
                                Dividend Policies    63
                                                    -------
                    Tax Treatment of Shareholders    64
                                                    -------
               Shareholder Statements and Reports    65
                                                    -------



                                                                                    MANAGEMENT OF ONE GROUP MUTUAL FUNDS
                                                                                                             The Advisor  66
                                                                                                                         -------
                                                                                                         The Sub-Advisor  66
                                                                                                                         -------
                                                                                                           Advisory Fees  66
                                                                                                                         -------
                                                                                                       The Fund Managers  67
                                                                                                                         -------
                                           Banc One High Yield Partners--Prior Performance of Pacholder Associates, Inc.  67
                                                                                                                         -------



                                           FINANCIAL HIGHLIGHTS  69
                                                                -------
                               APPENDIX A: INVESTMENT PRACTICES  83
                                                                -------

     one group(R)

     -------------------

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Ultra Short-Term Bond Fund









What is the goal of the Ultra Short-Term Bond Fund?

The Fund seeks a high level of current income consistent with low volatility of principal by investing in a diversified portfolio of short-term investment grade securities.

What are the Ultra Short-Term Bond Fund's main investment strategies?

The Fund mainly invests in all types of investment grade debt securities (or unrated debt securities which Banc One Investment Advisors determines to be of comparable quality), including mortgage-backed securities, asset-backed securities and money market instruments. As part of its main investment strategy, the Fund invests in adjustable rate mortgage pass-through securities and other securities representing an interest in or secured by mortgages with periodic interest rate resets. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical nature of the transaction. For more information about the Ultra Short-Term Bond Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What is a bond?

A "bond" is a debt security with a maturity of ninety days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation, or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero coupon obligations.


What are the main risks of investing in the Ultra Short-Term Bond Fund?

The main risks of investing in the Ultra Short-Term Bond Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Ultra Short-Term Bond Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Ultra Short-Term Bond Fund. For additional information on risk, please read "Investment Risks."

------
   1
     one group(R)


     -------------------
-----------------

FUND SUMMARY

Ultra Short-Term Bond Fund

MAIN RISKS

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect a security's liquidity and make it difficult for the Fund to sell the security.

Prepayment and Call Risk. As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Derivative Risk. The Fund invests in securities that may be considered to be DERIVATIVES. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Derivatives generally are more volatile and are riskier in terms of both liquidity and value than traditional investments.


Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

------
 2

     -------------------
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown DO NOT reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table DO include applicable sales charges.

Ultra Short-Term Bond Fund

How has the Ultra Short-Term Bond Fund performed?

By showing the variability of the Ultra Short-Term Bond Fund's performance from year to year, the chart and the table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE ULTRA SHORT-TERM BOND FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

BAR CHART (per calendar year)/1/,/2/ -- CLASS A SHARES
--------------------------------------------------------------------------------

                                    [GRAPH]

                                1994     1.66%
                                1995     6.66%
                                1996     5.93%
                                1997     6.50%
                                1998     5.05%
                                1999     4.28%
                                2000     7.33%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's
  total return was     %.

/2/For periods prior to the commencement of operations of Class A shares on March 10, 1993, Class A performance is based on Class I performance from February 2, 1993 to March 9, 1993, adjusted to reflect differences in expenses.


--------------------------------------------------------------------------------
Best Quarter: 2.13% 1Q1995   Worst Quarter: 0.07% 2Q1994
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000/1/

--------------------------------------------------------------------------------

                            INCEPTION   1 YEAR 5 YEARS PERFORMANCE
                          DATE OF CLASS                   SINCE
                                                         2/2/93
Class A                      3/10/93     4.12%  5.18%     4.75%
------------------------------------------------------------------
Class B                      1/14/94     3.84%  5.25%     4.64%/2/
------------------------------------------------------------------
Lehman Short 9-12 Month
 US Treasury Index/3/                    6.76%  5.81%     5.48%
------------------------------------------------------------------
Merrill Lynch 1 Year
 Treasury Bill Index/4/                  6.77%  5.62%     5.25%
------------------------------------------------------------------
Lipper Ultra Short Fund
 Index/5/                                6.98%  5.68%       *
------------------------------------------------------------------

/1/For periods prior to the commencement of operations of Class A shares on March 10, 1993, Class A performance is based on Class I performance from February 2, 1993 to March 9, 1993. For periods prior to the commencement of operations of Class B shares on January 14, 1994, Class B performance is based on Class A from February 2, 1993 to January 13, 1994. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

/2/Class B shares automatically convert to Class A shares after six years.
  Therefore, the performance in the "performance since 2/2/93" column represents a combination of Class A and Class B operating expenses.


/3/The Lehman Short 9-12 Month US Treasury Index is an unmanaged index which includes aged U.S. Treasury notes and bonds with a remaining maturity from nine up to (but not including) twelve months. It excludes zero coupon strips. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B shares. The benchmark index for the Ultra Short-Term Bond Fund has changed to the Lehman Short 9-12 US Treasury Index because the Merrill Lynch 1 Year Treasury Bill Index has been discontinued.


/4/The Merrill Lynch 1 Year Treasury Bill Index is an unmanaged index which reflects the total return of a hypothetical Treasury bill with a discount rate equal to the average rate established at each of the auctions during a given year. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.


/5/The Lipper Ultra Short Fund Index is typically comprised of the 30 largest mutual funds that invest at least 65% of their assets in investment grade debt issues, or better, and maintain a portfolio dollar-weighted average maturity between 91 and 365 days.

* Index did not exist.

------
   3
     one group(R)


     -------------------

FUND SUMMARY

Ultra Short-Term Bond Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
---------------------------------------------------------------------------
shareholder fees (fees paid directly from your
investment)/1/                                    CLASS A   CLASS B CLASS C
---------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases   3.00%      none    none
---------------------------------------------------------------------------
 (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                none/2/  3.00%   1.00%
---------------------------------------------------------------------------
 (as a percentage of original purchase price of
  redemption proceeds, as applicable)

Redemption Fee                                      none      none    none
---------------------------------------------------------------------------
Exchange Fee                                        none      none    none
---------------------------------------------------------------------------


FUND OPERATING EXPENSES
-------------------------------------------------------------------
(expenses that are deducted from Fund
assets)                                     CLASS A CLASS B CLASS C
-------------------------------------------------------------------
Investment Advisory Fees                      .55%    .55%    .55%
-------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees    .35%   1.00%   1.00%
-------------------------------------------------------------------
Other Expenses                                .20%    .20%    .20%
-------------------------------------------------------------------
Total Annual Fund Operating Expenses         1.10%   1.75%   1.75%
-------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/  (.40%)  (.55%)  (.55%)
-------------------------------------------------------------------
Net Expenses                                  .70%   1.20%   1.20%
-------------------------------------------------------------------


/1/If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/Except for purchases of $1 million or more. Please see "Sales Charges."



/3/Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .70% for Class A shares, 1.20% for Class B shares and 1.20% for Class C shares for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples
The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.


           CLASS A CLASS B/2/ CLASS B/2/  CLASS C    CLASS C
                    ASSUMING   ASSUMING   ASSUMING   ASSUMING
                   REDEMPTION     NO     REDEMPTION     NO
                   AT THE END REDEMPTION AT THE END REDEMPTION
                    OF EACH               OF EACH
                     PERIOD                PERIOD
--------------------------------------------------------------
1 Year/1/  $  369    $  422     $  122     $  222     $  122
--------------------------------------------------------------
3 Years       605       702        502        502        502
--------------------------------------------------------------
5 Years       859       906        906        906        906
--------------------------------------------------------------
10 Years    1,586     1,707      1,707      1,707      2,037
--------------------------------------------------------------

/1/Without contractual fee waivers, 1 Year expenses would be as follows:

 Class A      $411
 Class B
  (with
  redemption) $480
 Class B (no
  redemption) $180
 Class C
  (with
  redemption) $280
 Class C (no
  redemption) $180

/2/Class B shares automatically convert to Class A shares after six (6) years.
   Therefore, the number in the "10 years" example for Class B shares represents a combination of CLass A and Class B operating expenses.

------
 4
     one group(R)

     -------------------
[GRAPHIC]

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Short-Term Bond Fund




What is the goal of the Short-Term Bond Fund?

The Fund seeks current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.

What are the Short-Term Bond Fund's main investment strategies?

The Fund mainly invests in investment grade debt securities (or unrated debt securities which Banc One Investment Advisors determines to be of comparable quality) with short to intermediate remaining maturities. These include U.S. government obligations and mortgage-backed and asset-backed securities. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Short-Term Bond Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What is a bond?

A "bond" is a debt security with a maturity of ninety days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation, or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, stripped government securities and zero coupon obligations.

What are the main risks of investing in the Short-Term Bond Fund?

The main risks of investing in the Short-Term Bond Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Short-Term Bond Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Short-Term Bond Fund. For additional information on risk, please read "Investment Risks."

------
   5
     one  group(R)


     -------------------
-----------------

FUND SUMMARY


Short-Term Bond Fund

MAIN RISKS

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect a security's liquidity and make it difficult for the Fund to sell the security.


Prepayment and Call Risk. As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Derivative Risk. The Fund invests in securities that may be considered to be DERIVATIVES. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Derivatives generally are more volatile and are riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

------
 6

     -------------------

     -------------------





Short-Term Bond Fund

How has the Short-Term Bond Fund performed?
By showing the variability of the Short-Term Bond Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE SHORT-TERM BOND FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.


The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.
BAR CHART (per calendar year)/1/,/2/ -- CLASS A SHARES
--------------------------------------------------------------------------------

                                    [GRAPH]

                              1991         13.08%
                              1992          5.80%
                              1993          6.60%
                              1994         -0.66%
                              1995         11.57%
                              1996          4.13%
                              1997          5.91%
                              1998          6.53%
                              1999          2.79%
                              2000          7.39%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's total return was %.

/2/For periods prior to the commencement of the operations of Class A shares on February 18, 1992, Class A performance is based on Class I performance from September 4, 1990 to February 17, 1992, adjusted to reflect differences in expenses.

--------------------------------------------------------------------------------
Best Quarter: 4.38% 4Q1991   Worst Quarter: -0.99% 1Q1994
--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000/1/

--------------------------------------------------------------------------------

         INCEPTION  1 YEAR 5 YEARS 10 YEARS PERFORMANCE
          DATE OF                              SINCE
           CLASS                              9/4/90
Class A     2/18/92 4.15%   4.70%   5.93%       6.10%
-------------------------------------------------------
Class B     1/14/94 3.71%   4.84%   5.75%    5.92%/2/
-------------------------------------------------------
Lehman Brothers 1-3
 Year
 Government/Credit
 Index/3/           8.08%   5.98%   6.48%       6.67%
-------------------------------------------------------
Lipper Short U.S.
 Government Fund
 Index/4/           7.91%   5.57%   6.03%       6.22%
-------------------------------------------------------


/1/For periods prior to the commencement of the operations of Class A shares on February 18, 1992, Class A performance is based on Class I performance from September 4, 1990 to February 17, 1992. For the periods prior to the commencement of operations of Class B shares on January 14, 1994, Class B performance is based on Class A performance from September 4, 1990 to January 13, 1994. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.


/2/Class B shares automatically convert to Class A shares after six years.
  Therefore, the performance in the "performance since 9/4/90" column represents a combination of Class A and Class B operating expenses.


/3/The Lehman Brothers 1-3 Year Government/Credit Index is an unmanaged index with a broad measure of the performance of short-term government and corporate fixed-rate debt issues. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B shares.




/4/The Lipper Short U.S. Government Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.


------
   7
     one group(R)

     -------------------

FUND SUMMARY


Short-Term Bond Fund


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
---------------------------------------------------------------------
(fees paid directly from your
investment)/1/                              CLASS A   CLASS B CLASS C
---------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
 Purchases                                   3.00%      none    none
---------------------------------------------------------------------
 (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)          none/2/  3.00%   1.00%
---------------------------------------------------------------------
 (as a percentage of original purchase
 price of redemption proceeds, as
 applicable)
Redemption Fee                                none      none    none
---------------------------------------------------------------------
Exchange Fee                                  none      none    none
---------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
---------------------------------------------------------------------
(expenses that are deducted from Fund
assets)                                     CLASS A   CLASS B CLASS C
---------------------------------------------------------------------
Investment Advisory Fees                      .60%      .60%    .60%
---------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees    .35%     1.00%   1.00%
---------------------------------------------------------------------
Other Expenses                                .21%      .21%    .21%
---------------------------------------------------------------------
Total Annual Fund Operating Expenses         1.16%     1.81%   1.81%
---------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/   (.36%)    (.51%)  (.51%)
---------------------------------------------------------------------
Net Expenses                                  .80%     1.30%   1.30%
---------------------------------------------------------------------


/1/If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/Except for purchases of $1 million or more. Please see "Sales Charges."



/3/Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .80% for Class A shares, 1.30% for Class B shares and 1.30% for Class C shares for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

           CLASS A  CLASS B/2/   CLASS B/2/     CLASS C      CLASS C
                     ASSUMING    ASSUMING NO   ASSUMING    ASSUMING NO
                   REDEMPTION AT REDEMPTION  REDEMPTION AT REDEMPTION
                    THE END OF                THE END OF
                    EACH PERIOD               EACH PERIOD
----------------------------------------------------------------------
1 Year/1/  $  379     $  432       $  132       $  232       $  132
----------------------------------------------------------------------
3 Years       623        720          520          520          520
----------------------------------------------------------------------
5 Years       885        932          932          932          932
----------------------------------------------------------------------
10 Years    1,636      1,756        1,756        2,085        2,085
----------------------------------------------------------------------

/1/Without contractual fee waivers, 1 Year expenses would be as follows:

  Class A           $415
  Class B (with
   redemption)      $484
  Class B (no
   redemption)      $184
  Class C (with
   redemption)      $284
  Class C (no
   redemption)      $184

/2/Class B shares automatically convert to Class A shares after six (6) years.
   Therefore, the number in the "10 years" example for Class B shares represents a combination of Class A and Class B operating expenses.

------
 8
     one group(R)

     -------------------
[GRAPHIC]

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Intermediate Bond Fund








What is the goal of the Intermediate Bond Fund?

The Fund seeks current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

What are the Intermediate Bond Fund's main investment strategies?

The Fund mainly invests in investment grade debt securities of all types (or unrated debt securities which Banc One Investment Advisors determines to be of comparable quality), including bonds, notes, and U.S. government obligations with intermediate maturities. These include mortgage-backed and asset-backed securities. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Intermediate Bond Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What is a bond?

A "bond" is a debt security with a maturity of ninety days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation, or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero coupon obligations.


What are the main risks of investing in the Intermediate Bond Fund?

The main risks of investing in the Intermediate Bond Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Intermediate Bond Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Intermediate Bond Fund. For additional information on risk, please read "Investment Risks."

------
   9
     one group(R)


     -------------------
-----------------

FUND SUMMARY


Intermediate Bond Fund

MAIN RISKS

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect a security's liquidity and make it difficult for the Fund to sell the security.


Prepayment and Call Risk. As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect return on investment and yield of mortgage-and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Derivative Risk. The Fund invests in securities that may be considered to be DERIVATIVES. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Derivatives generally are more volatile and are riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


How has the Intermediate Bond Fund performed?

By showing the variability of the Intermediate Bond Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE INTERMEDIATE BOND FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

------
10

     -------------------



Intermediate Bond Fund

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

BAR CHART (per calendar year)/1/ -- CLASS A SHARES

                                    [GRAPH]

                               1991       14.38%
                               1992        5.92%
                               1993        8.40%
                               1994       -6.30%
                               1995       19.47%
                               1996        5.61%
                               1997        8.01%
                               1998        7.40%
                               1999        0.38%
                               2000        9.85%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's total return was %. The performance information for One Group Intermediate Bond Fund for periods prior to March 22, 1999, reflects the performance of a common trust fund, the predecessor to the Pegasus Intermediate Bond Fund, and the Pegasus Intermediate Bond Fund. The predecessor to the Pegasus Intermediate Bond Fund commenced operations on June 1, 1991, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the predecessor to the Pegasus Intermediate Bond Fund as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower. One Group Intermediate Bond Fund consolidated with the Pegasus Intermediate Bond Fund on March 22, 1999. For financial reporting purposes, the Pegasus Intermediate Bond Fund was considered the accounting survivor. For periods prior to the commencement of Class A shares on May 1, 1992, Class A performance is based on common trust fund performance from December 31, 1983 to May 31, 1991 and Class I performance from June 1, 1991 to April 30, 1992, adjusted to reflect differences in expenses.


--------------------------------------------------------------------------------
Best Quarter: 6.10% 2Q1995   Worst Quarter: -2.32% 1Q1994
--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.

AVERAGE ANNUAL TOTAL RETURNS through December 31,2000/1/

--------------------------------------------------------------------------------

                     INCEPTION   1 YEAR  5 YEARS 10 YEARS  PERFORMANCE
                   DATE OF CLASS                          SINCE 12/31/83
Class A                5/1/92     4.94%   5.22%    6.60%       7.85%
Class B               9/23/96     4.23%   5.11%    6.23%       7.33%
Class C               3/22/99     8.23%   5.40%    6.22%       7.33%
Lehman Brothers
 Intermediate
 Government/Credit
 Bond Index/2/                   10.12%   6.11%    7.36%       8.85%
Lipper Short
 Intermediate
 U.S. Government
 Index/3/                         8.88%   5.40%    6.25%          *

/1/The performance information for One Group Intermediate Bond Fund for periods prior to March 22, 1999, reflects the performance of a common trust fund, the predecessor to the Pegasus Intermediate Bond Fund, and the Pegasus Intermediate Bond Fund. The predecessor to the Pegasus Intermediate Bond Fund commenced operations on June 1, 1991, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the predecessor to the Pegasus Intermediate Bond Fund as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations, and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower. One Group Intermediate Bond Fund consolidated with the Pegasus Intermediate Bond Fund on March 22, 1999. For financial reporting purposes, the Pegasus Intermediate Bond Fund was considered the accounting survivor. For periods prior to the commencement of Class A shares on May 1, 1992, Class A performance is based on common trust fund performance from December 31, 1983 to May 31, 1991 and Class I performance from June 1, 1991 to April 30, 1992. For periods prior to the commencement of operations of Class B shares on September 23, 1996, Class B performance is based on Class A from December 31, 1983 to September 22, 1996. For periods prior to the commencement of operations of Class C shares on March 22, 1999, Class C performance is based on Class B from December 31, 1983 to March 21, 1999. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

/2/The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged index comprised of U.S. government agency and Treasury securities and investment grade corporate bonds. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales fees on Class A Shares and applicable contingent deferred sales charges on Class B and Class C shares.

/3/The Lipper Short Intermediate U.S. Government Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

*  Index did not exist.

------
  11
     one group(R)


     -------------------

FUND SUMMARY


Intermediate Bond Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
---------------------------------------------------------------------
(fees paid directly from your
investment)/1/                              CLASS A   CLASS B CLASS C
---------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
 Purchases                                   4.50%      none    none
---------------------------------------------------------------------
 (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)          none/2/  5.00%   1.00%
---------------------------------------------------------------------
 (as a percentage of original purchase
 price of redemption proceeds, as
 applicable)
Redemption Fee                                none      none    none
---------------------------------------------------------------------
Exchange Fee                                  none      none    none
---------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
---------------------------------------------------------------------
(expenses that are deducted from Fund
assets)                                     CLASS A   CLASS B CLASS C
---------------------------------------------------------------------
Investment Advisory Fees                      .60%      .60%    .60%
---------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees    .35%     1.00%   1.00%
---------------------------------------------------------------------
Other Expenses                                .21%      .21%    .21%
---------------------------------------------------------------------
Total Annual Fund Operating Expenses         1.16%     1.81%   1.81%
---------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/   (.33%)    (.33%)  (.33%)
---------------------------------------------------------------------
Net Expenses                                  .83%     1.48%   1.48%
---------------------------------------------------------------------


/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/  Except for purchases of $1 million or more. Please see "Sales Charges."



/3/ Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .83% for Class A shares, 1.48% for Class B shares and 1.48% for Class C shares for the period beginning November 1, 2001, and ending on October 31, 2002.

Examples
The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

           CLASS A  CLASS B/2/   CLASS B/2/     CLASS C      CLASS C
                     ASSUMING    ASSUMING NO   ASSUMING    ASSUMING NO
                   REDEMPTION AT REDEMPTION  REDEMPTION AT REDEMPTION
                    THE END OF                THE END OF
                    EACH PERIOD               EACH PERIOD
----------------------------------------------------------------------
1 Year/1/  $  531     $  651       $  151       $  251       $  151
----------------------------------------------------------------------
3 Years       771        837          537          537          537
----------------------------------------------------------------------
5 Years     1,029      1,149          949          949          949
----------------------------------------------------------------------
10 Years    1,767      1,928        1,928        2,100        2,100
----------------------------------------------------------------------

/1/  Without contractual fee waivers, 1 Year expenses would be as follows:

   Class A           $563
   Class B (with
    redemption)      $684
   Class B (no
    redemption)      $184
   Class C (with
    redemption)      $284
   Class C (no
    redemption)      $184

/2/ Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B shares represents a combination of Class A and Class B operating expenses.

------
12
     one group(R)

     -------------------
[GRAPHIC]

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Bond Fund

What is the goal of the Bond Fund?

The Fund seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.


What are the Bond Fund's main investment strategies?

The Fund invests mainly in investment grade bonds and debt securities (or unrated bonds and debt securities which Banc One Investment Advisors determines to be of comparable quality). These include U.S. government obligations and mortgage-backed and asset-backed securities. Banc One Investment Advisors analyzes four major factors in managing and constructing the Fund: duration, market sector, maturity concentrations and individual securities. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors is value oriented and selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Bond Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What is a bond?

A "bond" is a debt security with a maturity of ninety days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation, or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero coupon obligations.


What are the main risks of investing in the Bond Fund?

The main risks of investing in the Bond Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Bond Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Bond Fund. For additional information on risk, please read "Investment Risks."

------
  13
     one group(R)

     -------------------
-----------------

FUND SUMMARY


Bond Fund

MAIN RISKS

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect a security's liquidity and make it difficult for the Fund to sell the security.

Prepayment and Call Risk. As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for the securities with higher interest rates, resulting in an unexpected capital loss.

Derivative Risk. The Fund invests in securities that may be considered to be DERIVATIVES. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Derivatives generally are more volatile and are riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

------
14

     -------------------



Bond Fund

How has the Bond Fund performed?

By showing the variability of the Bond Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE BOND FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

BAR CHART (per calendar year)/1/ -- CLASS A SHARES
--------------------------------------------------------------------------------

                                    [GRAPH]

                               1991       15.23%
                               1992        6.48%
                               1993       11.33%
                               1994       -6.91%
                               1995       23.68%
                               1996        4.98%
                               1997        9.63%
                               1998        7.94%
                               1999       -1.11%
                               2000       11.83%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's total return was %. The above quoted performance data also includes the performance of a common trust fund, the predecessor to the Pegasus Bond Fund, and the Pegasus Bond Fund for the period prior to the consolidation with the One Group Bond Fund on March 22, 1999. The predecessor to the Pegasus Bond Fund commenced operations on June 1, 1991, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the predecessor to the Pegasus Bond Fund as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower. For periods prior to the commencement of operations of Class A shares on May 1, 1992, Class A performance is based on common trust fund performance from December 31, 1983 to May 31, 1991 and Class I performance from June 1, 1991 to April 30, 1992, adjusted to reflect differences in expenses.

--------------------------------------------------------------------------------
Best Quarter: 7.61% 2Q1995   Worst Quarter: -2.66% 2Q1994
--------------------------------------------------------------------------------
The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000/1/

--------------------------------------------------------------------------------

                     INCEPTION 1 YEAR 5 YEARS 10 YEARS    PERFORMANCE
                 DATE OF CLASS                         SINCE 12/31/83
Class A              5/1/92     6.82%  5.59%   7.51%       8.90%
Class B             8/26/96     6.11%  5.51%   7.16%       9.39%
Class C             3/22/99    10.05%  5.75%   7.11%       8.41%
Lehman Brothers
 Aggregate Bond
 Index/2/                      11.63%  6.46%   7.96%       9.69%
Lipper
 Intermediate
 U.S. Government
 Index/3/                      11.17%  5.80%   6.86%         *

/1/The above quoted performance data also includes the performance of a common trust fund, the predecessor to the Pegasus Bond Fund, and the Pegasus Bond Fund for the period prior to the consolidation with the One Group Bond Fund on March 22, 1999. The predecessor to the Pegasus Bond Fund commenced operations on June 1, 1991, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the predecessor to the Pegasus Bond Fund as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower. For periods prior to the commencement of operations of Class A shares on May 1, 1992, Class A performance is based on common trust fund performance from December 31, 1983 to May 31, 1991 and Class I performance from June 1, 1991 to April 30, 1992. For periods prior to the commencement of operations of Class B shares on August 26, 1996, Class B performance is based on Class A from December 31, 1983 to August 25, 1996. For periods prior to the commencement of operations of Class C shares on March 22, 1999, Class C shares performance is based on Class B from December 31, 1983 to March 21, 1999. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.
/2/ The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of the bond market as a whole. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C shares.
/3/The Lipper Intermediate U.S. Government Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.
*  Index did not exist.

------
  15
     one group(R)

     -------------------

FUND SUMMARY


Bond Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------
(fees paid directly from your investment)/1/      CLASS A CLASS B CLASS C
-------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases    4.50%    none    none
-------------------------------------------------------------------------
 (as a percentage of offering price)
-------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)              none/2/   5.00%   1.00%
-------------------------------------------------------------------------
 (as a percentage of original purchase price of
  redemption proceeds, as applicable)
Redemption Fee                                       none    none    none
-------------------------------------------------------------------------
Exchange Fee                                         none    none    none
-------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------------------------
(expenses that are deducted from Fund assets)  CLASS A  CLASS B  CLASS C
-------------------------------------------------------------------------
Investment Advisory Fees                          .60%     .60%     .60%
-------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees        .35%    1.00%    1.00%
-------------------------------------------------------------------------
Other Expenses                                    .23%     .23%     .23%
-------------------------------------------------------------------------
Total Annual Fund Operating Expenses             1.18%    1.83%    1.83%
-------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/       (.33%)   (.33%)   (.33%)
-------------------------------------------------------------------------
Net Expenses                                      .85%    1.50%    1.50%
-------------------------------------------------------------------------


/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/ Except for purchases of $1 million or more. Please see "Sales Charges."



/3/ Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .85% for Class A shares, 1.50% for Class B shares and 1.50% for Class C for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if either you redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.


           CLASS A  CLASS B/2/   CLASS B/2/     CLASS C      CLASS C
                     ASSUMING    ASSUMING NO   ASSUMING    ASSUMING NO
                   REDEMPTION AT REDEMPTION  REDEMPTION AT REDEMPTION
                    THE END OF                THE END OF
                    EACH PERIOD               EACH PERIOD
----------------------------------------------------------------------
1 Year/1/  $  533     $  653       $  153       $  253       $  153
----------------------------------------------------------------------
3 Years    $  777     $  844       $  544       $  544       $  544
----------------------------------------------------------------------
5 Years    $1,039     $1,160       $  960       $  960       $  960
----------------------------------------------------------------------
10 Years   $1,789     $1,950       $1,950       $2,121       $2,121
----------------------------------------------------------------------

/1/ Without contractual fee waivers, 1 Year expenses would be as follows:

   Class A           $565
   Class B (with
    redemption)      $686
   Class B (no
    redemption)      $186
   Class C (with
    redemption)      $286
   Class C (no
    redemption)      $186

/2/ Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B shares represents a combination of Class A and Class B operating expenses.

------
16
     one  group(R)

     -------------------
[GRAPHIC]

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Income Bond Fund


What is the goal of the Income Bond Fund?


The Fund seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.

What are the Income Bond Fund's main investment stratefies?

The Fund mainly invests in investment grade debt securities (or unrated debt securities that are determined to be of comparable quality by Banc One Investment Advisors). In addition, the Fund also may invest in bonds, convertible securities, preferred stock, loan participations and other debt securities rated below investment grade (i.e., junk bonds.) (The Fund may not invest more than 30% of its total assets in these securities.) The Fund also invests in mortgage-backed and asset-backed securities. The Fund invests in securities with short to long maturities. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Income Bond Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What is a bond?

A "bond" is a debt security with a maturity of ninety days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation, or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero coupon obligations. A "junk bond" is a debt security that is rated below investment grade. (Junk bonds also include unrated securities that Banc One Investment Advisors believes to be of comparable quality to debt securities that are rated below investment grade.) Junk bonds are also called "high yield bonds" and "non-investment grade bonds." These securities generally are rated in the fifth or lower rating categories (for example, BB or lower by Standard & Poor's Corporation and Ba or lower by Moody's Investors Service, Inc.). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk.


What are the main risks of investing in the Income Bond Fund?

The main risks of investing in the Income Bond Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Income Bond Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Income Bond Fund. For additional information on risk, please read "Investment Risks."

------
  17
     one group(R)

     -------------------
-----------------

FUND SUMMARY


Income Bond Fund

MAIN RISKS

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect a security's liquidity and make it difficult for the Fund to sell the security.


Prepayment and Call Risk. As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Portfolio Quality. The Fund may invest in securities that are rated in the lowest investment grade. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities. The Fund also may invest in securities that are rated below investment grade. These securities are considered to be speculative and may be issued by companies which are highly leveraged, less creditworthy or financially distressed.

Derivative Risk. The Fund invests in securities that may be considered to be DERIVATIVES. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Derivatives generally are more volatile and are riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

------
18

     -------------------





Income Bond Fund

How has the Income Bond Fund performed?

By showing the variability of the Income Bond Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE INCOME BOND FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

BAR CHART (per calendar year)/1/ -- CLASS A SHARES
--------------------------------------------------------------------------------

                                    [GRAPH]

                               1994       -0.95%
                               1995       17.20%
                               1996        2.72%
                               1997        8.63%
                               1998        7.40%
                               1999       -1.28%
                               2000        9.96%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's
   total return was   %. One Group Income Bond Fund consolidated with the
   Pegasus Multi-Sector Bond Fund on March 22, 1999. For financial reporting purposes, the Pegasus Multi-Sector Bond Fund was the accounting survivor. Therefore, all performance information for One Group Income Bond Fund for periods prior to March 22, 1999, reflects the performance of the Pegasus Multi-Sector Bond Fund.


--------------------------------------------------------------------------------
Best Quarter: 5.55% 2Q1995   Worst Quarter: -1.98% 1Q1996
--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.

AVERAGE ANNUAL TOTAL RETURNS through December 31,2000/1/

--------------------------------------------------------------------------------

                            INCEPTION   1 YEAR 5 YEARS PERFORMANCE
                          DATE OF CLASS                SINCE 3/5/93
Class A                      3/5/93      5.05%  4.42%     5.29%
Class B                      5/31/95     4.22%  4.34%     5.38%
Class C                      5/30/00     8.17%  4.56%     5.28%
Lehman Brothers
 Aggregate Bond Index/2/                11.63%  6.46%     6.72%
Lipper Intermediate
 Investment Grade
 Index/3/                               10.58%  5.86%     6.13%

/1/One Group Income Bond Fund consolidated with the Pegasus Multi-Sector Bond
   Fund on March 22, 1999. For financial reporting purposes, the Pegasus Multi-Sector Bond Fund was the accounting survivor. The performance information for One Group Income Bond Fund for periods prior to March 22, 1999, reflects the performance of the Pegasus Multi-Sector Bond Fund. On December 2, 1994 the Fund terminated its offering of Class B shares and such shares converted to Class A shares. The Fund re-offered Class B shares on May 31, 1995. For periods prior to the re-offering of Class B shares on May 31, 1995, Class B performance is based on Class A performance from March 5, 1993 to May 30, 1995. For periods prior to the commencement of operations of Class C shares on May 30, 2000, Class C performance is based on Class B from March 5, 1993 to May 29, 2000. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

/2/The Lehman Brothers Aggregate Bond Index is an unmanaged index comprised of U.S. government, mortgage, corporate and asset-backed securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C shares.
/3/The Lipper Intermediate Investment Grade Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

------
  19
     one group(R)

     -------------------

FUND SUMMARY


Income Bond Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES                                  CLASS A CLASS B CLASS C
-------------------------------------------------------------------------
(fees paid directly from your investment)/1/
-------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases    4.50%   none    none
-------------------------------------------------------------------------
 (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)              none/2/  5.00%   1.00%
-------------------------------------------------------------------------
 (as a percentage of original purchase price of
  redemption proceeds, as applicable)
Redemption Fee                                       none   none    none
-------------------------------------------------------------------------
Exchange Fee                                         none   none    none
-------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES                 CLASS A CLASS B CLASS C
----------------------------------------------------------------------
(expenses that are deducted from fund assets)
----------------------------------------------------------------------
Investment Advisory Fees                         .60%    .60%    .60%
----------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees       .35%   1.00%   1.00%
----------------------------------------------------------------------
Other Expenses                                   .21%    .21%    .21%
----------------------------------------------------------------------
Total Annual Fund Operating Expenses            1.16%   1.81%   1.81%
----------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/     (.24%)  (.24%)  (.24%)
----------------------------------------------------------------------
Net Expenses                                     .92%   1.57%   1.57%
----------------------------------------------------------------------


/1/If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/Except for purchases of $1 million or more. Please see "Sales Charges."



/3/Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .92% for Class A shares, 1.57% for Class B shares and 1.57% for Class C shares for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

           CLASS A  CLASS B/2/   CLASS B/2/     CLASS C      CLASS C
                     ASSUMING    ASSUMING NO   ASSUMING    ASSUMING NO
                   REDEMPTION AT REDEMPTION  REDEMPTION AT REDEMPTION
                    THE END OF                THE END OF
                    EACH PERIOD               EACH PERIOD
----------------------------------------------------------------------
1 Year/1/    $540       $660         $160         $260         $160
----------------------------------------------------------------------
3 Years       781        848          548          548          548
----------------------------------------------------------------------
5 Years     1,042      1,162          962          962          962
----------------------------------------------------------------------
10 Years    1,785      1,946        1,946        2,117        2,117
----------------------------------------------------------------------

/1/Without contractual fee waivers, 1 Year expenses would be as follows:

   Class A           $564
   Class B (with
    redemption)      $685
   Class B (no
    redemption)      $185
   Class C (with
    redemption)      $285
   Class C (no
    redemption)      $185

------
20
     one group(R)

     -------------------
[GRAPHIC]

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE


Government Bond Fund







What is the goal of the Government Bond Fund?


The Fund seeks a high level of current income with liquidity and safety of principal.

What are the Government Bond Fund's main investment strategies?

The Fund limits its investments to securities issued by the U.S. government and its agencies and instrumentalities (e.g., government bonds) or related to securities issued by the U.S. government and its agencies and instrumentalities. The Fund mainly invests in government bonds with intermediate to long remaining maturities. These include mortgage-backed securities. Banc One Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Government Bond Fund spreads its holdings across various security types within the government market sector (e.g., U.S. government agency securities and agency mortgage-backed securities). Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk and the complex legal and technical structure of the transaction. For more information about the Government Bond Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What is a government bond?

A "government bond" is a debt instrument with a maturity of ninety days or more at the time of its issuance and with principal and interest guaranteed by the U.S. government and its agencies and instrumentalities, as well as stripped government securities and mortgage-related and mortgage-backed securities.


What are the main risks of investing in the Government Bond Fund?


The main risks of investing in the Government Bond Fund and the circumstances likely to adversely affect your investment are described below. Like all non-money market mutual funds, the share price of the Government Bond Fund and its yield will change every day in response market conditions. You may lose money if you invest in the Government Bond Fund. For additional information on risk, please read "Investment Risks."

------
  21
     one group(R)

     -------------------
    MAIN RISKS
-----------------

FUND SUMMARY


Government Bond Fund

MAIN RISKS

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Prepayment and Call Risk. As part of its main investment strategies, the Fund invests in mortgage-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.


Derivative Risk. The Fund invests in securities that may be considered to be DERIVATIVES. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Derivatives generally are more volatile and are riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

------
22

     -------------------




Government Bond Fund

How has the Government Bond Fund performed?

By showing the variability of the Government Bond Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE GOVERNMENT BOND FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

BAR CHART (per calendar year)/1/,/2/ -- CLASS A SHARES

                                    [GRAPH]

                               1994       -3.26%
                               1995       17.87%
                               1996        2.24%
                               1997        9.49%
                               1998        7.96%
                               1999       -2.00%
                               2000       11.76%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's
  total return was   %.

/3/For periods prior to the commencement of operations of Class A shares on March 5, 1993, Class A performance is based on Class I performance from February 8, 1993 to March 4, 1993, adjusted to reflect differences in expenses.

--------------------------------------------------------------------------------
Best Quarter: 5.65% 2Q 1995   Worst Quarter: -2.34% 1Q 1994
--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000/1/

--------------------------------------------------------------------------------

                             INCEPTION   1 YEAR 5 YEARS PERFORMANCE
                           DATE OF CLASS                   SINCE
                                                          2/8/93
Class A                       3/5/93      6.68%  4.79%     5.33%
Class B                       1/14/94     6.03%  4.79%     5.22%
Class C                       3/22/99     9.91%  5.06%     5.16%
Lehman Brothers
 Government Bond Index/2/                13.24%  6.49%     6.91%
Lipper General U.S.
 Government Fund Index/3/                11.89%  5.54%     5.73%


/1/For periods prior to the commencement of operations of Class A shares on March 5, 1993, Class A performance is based on Class I performance from February 8, 1993 to March 4, 1993. For periods prior to the commencement of operations of Class B shares on January 14, 1994, Class B performance is based on Class A from February 8, 1993 to January 13, 1994. For periods prior to the commencement of operations of Class C shares on March 22, 1999, Class C performance is based on Class B from February 8, 1993 to March 21, 1999. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

/2/The Lehman Brothers Government Bond Index is an unmanaged index comprised of securities issued by the U.S. government. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.




/3/The Lipper General U.S. Government Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.


------
  23
     one  group(R)

     -------------------







FUND SUMMARY

Government Bond Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------
(fees paid directly from your investment)/1/      CLASS A CLASS B CLASS C
-------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases    4.50%   none    none
-------------------------------------------------------------------------
 (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)              none/2/  5.00%   1.00%
-------------------------------------------------------------------------
 (as a percentage of original purchase price of
  redemption proceeds, as applicable)
Redemption Fee                                       none   none    none
-------------------------------------------------------------------------
Exchange Fee                                         none   none    none
-------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------------------
(expenses that are deducted from Fund
assets)                                     CLASS A CLASS B CLASS C
-------------------------------------------------------------------
Investment Advisory Fees                      .45%    .45%    .45%
-------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees    .35%   1.00%   1.00%
-------------------------------------------------------------------
Other Expenses                                .22%    .22%    .22%
-------------------------------------------------------------------
Total Annual Fund Operating Expenses         1.02%   1.67%   1.67%
-------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/   (.12%)  (.12%)  (.12%)
-------------------------------------------------------------------
Net Expenses                                  .90%   1.55%   1.55%
-------------------------------------------------------------------


/1/If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/Except for purchases of $1 million or more. Please see "Sales Charges."



/3/Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .90% for Class A shares, 1.55% for Class B shares and 1.55% for Class C shares for the period beginning November 1, 2001, and ending on October 31, 2002.

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.


            CLASS A    CLASS B/2/     CLASS B/2/       CLASS C        CLASS C
                        ASSUMING      ASSUMING NO     ASSUMING      ASSUMING NO
                      REDEMPTION AT   REDEMPTION    REDEMPTION AT   REDEMPTION
                       THE END OF                    THE END OF
                       EACH PERIOD                   EACH PERIOD
-------------------------------------------------------------------------------
1 Year/1/   $  538       $   658        $  158         $  258         $  158
-------------------------------------------------------------------------------
3 Years        749           815           515            515            515
-------------------------------------------------------------------------------
5 Years        977         1,096           896            896            896
-------------------------------------------------------------------------------
10 Years     1,631         1,793         1,793          1,966          1,966
-------------------------------------------------------------------------------

/1/Without contractual fee waivers, 1 Year expenses would be as follows:

   Class A           $549
   Class B (with
    redemption)      $670
   Class B (no
    redemption)      $170
   Class C (with
    redemption)      $270
   Class C (no
    redemption)      $170

/2/Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B shares represents a combination of Class A and Class B operating expenses.

------
24
     one group(R)

     -------------------
[GRAPHIC]

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Treasury & Agency Fund





What is the goal of the Treasury & Agency Fund?


The Fund seeks a high level of current income by investing in U.S. Treasury and other U.S. agency obligations with a primary, but not exclusive, focus on issues that produce income exempt from state income taxes.

What are the Treasury & Agency Fund's main investment strategies?

The Fund invests exclusively in U.S. Treasury and other U.S. agency obligations including fixed income and mortgage-related securities and repurchase agreements. Mortgage-related securities include government mortgage-backed securities and adjustable rate mortgage loans known as ARMs. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for individual securities that it believes will perform well over time. The Treasury and Agency Fund spreads its holdings across various security types and concentrates on issues with short or intermediate remaining maturities. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Treasury & Agency Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What is a bond?

A "bond" is a debt security with a maturity of ninety days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, stripped government securities and zero coupon obligations.


What are the main risks of investing in the Treasury & Agency Fund?

The main risks of investing in the Treasury & Agency Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Treasury & Agency Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Treasury & Agency Fund. For additional information on risk, please read "Investment Risks."

------
  25
     one group(R)


     -------------------
    MAIN RISKS
-----------------

FUND SUMMARY


Treasury & Agency Fund

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Prepayment and Call Risk. As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.


Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

------
26

Treasury & Agency Fund

     -------------------

How has the Treasury & Agency Fund performed?

By showing the variability of the Treasury & Agency Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE TREASURY & AGENCY FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

BAR CHART (per calendar year)/1/ -- CLASS A SHARES
--------------------------------------------------------------------------------

                                    [GRAPH]

                               1991       11.01%
                               1992        5.69%
                               1993        4.88%
                               1994        0.84%
                               1995       15.03%
                               1996        2.98%
                               1997        7.48%
                               1998        8.01%
                               1999       -0.33%
                               2000       10.05%

/1/For the period from January 1, 2000, through September 30, 2000, the Fund's total return was 6.03%. The Treasury & Agency Fund commenced operations on January 20, 1997, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the Fund's commencement of operations as adjusted to reflect the expenses associated with each class of the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.

--------------------------------------------------------------------------------
Best Quarter: 5.10% 2Q1995   Worst Quarter: -1.34% 1Q1996
--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include sales charges and recurring account fees.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000/1/

--------------------------------------------------------------------------------

                    INCEPTION   1 YEAR 5 YEARS 10 YEARS  PERFORMANCE
                  DATE OF CLASS                         SINCE 4/30/88
Class A              1/20/97     6.72%  4.93%   6.15%       6.62%
Class B              1/20/97     6.50%  5.01%   5.93%       6.33%
Lehman Brothers
 Intermediate
 Treasury
 Index/2/                       10.26%  6.13%   7.17%       7.66%
Lipper Short
 U.S. Government
 Fund Index/3/                   7.91%  5.57%   6.03%          *

/1/The Treasury & Agency Fund commenced operations on January 20, 1997, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the Fund's commencement of operations as adjusted to reflect the expenses associated with each class of the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.

/2/The Lehman Brothers Intermediate Treasury Index is an unmanaged index comprised of U.S. Treasury-issued securities with maturities of one to ten years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.
/3/The Lipper Short U.S. Government Fund Index consists of the equally weighted average month returns of the largest funds within the universe of all funds in the category.
* Index did not exist.

------
  27
     one group(R)


     -------------------

FUND SUMMARY


Treasury & Agency Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
---------------------------------------------------------------------
(fees paid directly from your
investment)/1/                              CLASS A   CLASS B CLASS C
---------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
 Purchases                                   3.00%      none    none
---------------------------------------------------------------------
 (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)          none/2/  3.00%   1.00%
---------------------------------------------------------------------
 (as a percentage of original purchase
 price of redemption proceeds,
 as applicable)
Redemption Fee                                none      none    none
---------------------------------------------------------------------
Exchange Fee                                  none      none    none
---------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
---------------------------------------------------------------------
(expenses that are deducted from Fund
assets)                                     CLASS A   CLASS B CLASS C
---------------------------------------------------------------------
Investment Advisory Fees                      .40%      .40%    .40%
---------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees    .35%     1.00%   1.00%
---------------------------------------------------------------------
Other Expenses                                .22%      .22%    .22%
---------------------------------------------------------------------
Total Annual Fund Operating Expenses          .97%     1.62%   1.62%
---------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/   (.27%)    (.42%)  (.42%)
---------------------------------------------------------------------
Net Expenses                                  .70%     1.20%   1.20%
---------------------------------------------------------------------


/1/If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/Except for purchases of $1 million or more. Please see "Sales Charges."



/3/Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .70% for Class A shares, 1.20% for Class B shares and 1.20% for Class C shares for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

           CLASS A  CLASS B/2/   CLASS B/2/     CLASS C      CLASS C
                     ASSUMING    ASSUMING NO   ASSUMING    ASSUMING NO
                   REDEMPTION AT REDEMPTION  REDEMPTION AT REDEMPTION
                    THE END OF                THE END OF
                    EACH PERIOD               EACH PERIOD
----------------------------------------------------------------------
1 Year/1/  $  369     $  422       $  122       $  222       $  122
----------------------------------------------------------------------
3 Years       574        670          470          470          470
----------------------------------------------------------------------
5 Years       795        842          842          842          842
----------------------------------------------------------------------
10 Years    1,430      1,552        1,552        1,887        1,887
----------------------------------------------------------------------

/1/Without contractual fee waivers, 1 Year expenses would be as follows:

   Class A          $396
   Class B (with
    redemption)     $465
   Class B (no
    redemption)     $165
   Class C (with
    redemption)     $265
   Class C (no
    redemption)     $165

/2/Class B shares automatically convert to Class A shares after six (6) years.
   Therefore, the number in the "10 years" example for Class B shares represents a combination of Class A and Class B operating expenses.

------
28
     one group(R)

     -------------------
[GRAPHIC]

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

High Yield Bond Fund

What is the goal of the High Yield Bond Fund?

The Fund seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.

What are the High Yield Bond Fund's main investment strategies?

The Fund invests in all types of high-yield, high-risk debt securities. The Fund also may invest in convertible securities, preferred stock, common stock and loan participations. The Fund's investments generally will be rated below investment grade or unrated. Such securities are also known as junk bonds. The Fund's sub-advisor, Banc One High Yield Partners, LLC focuses on value in choosing securities for the Fund by looking at individual securities against the context of broader market factors. Banc One High Yield Partners monitors investments on an ongoing basis by staying abreast of positive and negative credit developments and having regular discussions with senior management of issuers of the Fund's investments. For more information about the High Yield Bond Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What is a bond?

A "bond" is a debt security with a maturity of ninety days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation, or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero coupon obligations.


What is a junk bond?

A "junk bond" is a debt security that is rated below investment grade. (Junk bonds also include unrated securities that Banc One Investment Advisors or Banc One High Yield Partners believes to be of comparable quality to debt securities that are rated below investment grade.) Junk bonds are also called "high yield bonds" and "non-investment grade bonds." These securities generally are rated in the fifth or lower rating categories (for example, BB or lower by Standard & Poor's Corporation and Ba or lower by Moody's Investors Service, Inc.). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk.

What are the main risks of investing in the High Yield Bond Fund?

The main risks of investing in the High Yield Bond Fund and the circumstances likely to adversely affect your investment are described below. The share price of the High Yield Bond Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the High Yield Bond Fund. For additional information on risk, please read "Investment Risks."

------
  29
     one group(R)


     -------------------
-----------------

FUND SUMMARY


High Yield Bond Fund

MAIN RISKS

Junk Bond Risk. The Fund's main investment strategy is to invest in securities which are considered to be speculative. These investments may be issued by companies which are highly leveraged, less creditworthy or financially distressed. While these investments generally provide a higher yield than higher rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. The market price of these securities can change suddenly and unexpectedly. As a result, the Fund is intended as a long-term investment program for investors who are able and willing to assume a high degree of risk.

Smaller Companies. As part of its high yield strategy, the Fund invests in debt securities of smaller, newer companies. These investments may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in the value of their debt securities. This may cause unexpected decreases in the value of your investment in the Fund.

Sensitivity to Interest Rates and Economic Changes. The income and market value of the Fund's securities may fluctuate more than higher rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the Fund's investments and the Fund's net asset value may be volatile.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

------
30

     -------------------

High Yield Bond Fund

How has the High Yield Bond Fund performed?


By showing the variability of the High Yield Bond Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE HIGH YIELD BOND FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

BAR CHART (per calendar year)/1/ -- CLASS A SHARES
--------------------------------------------------------------------------------

                                    [GRAPH]

                               1999       3.11%
                               2000      -3.89%


/1/For the period from January 1, 2000, through September 30, 2001, the Fund's total return was %.


--------------------------------------------------------------------------------

Best Quarter: 3.30% 1Q1999   Worst Quarter: -3.90% 4Q2000

--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include sales charges and recurring account fees.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000/1/

--------------------------------------------------------------------------------

                                  INCEPTION   1 YEAR  PERFORMANCE
                                DATE OF CLASS        SINCE 11/13/98
Class A                           11/13/98    -8.24%     -2.08%
Class B                           11/13/98    -8.76%     -1.69%
Class C                            3/22/99    -5.26%      -.49%
CSFB High Yield Index/2/                      -5.21%     -1.12%
CSFB High Yield Index,
 Developed Countries Only/3/                  -6.19%       *
Lipper High Yield Bond Fund
 Index/4/                                     -9.71%     -2.77%


/1/Prior to the commencement of operations of Class C shares on March 22, 1999, the performance of Class C is based on Class B adjusted to reflect the difference in expenses and sales charges.

/2/The Credit Suisse First Boston (CSFB) High Yield Index is an unmanaged index comprised of securities that are selected primarily on the basis of size, liquidity and diversification to be representative of the high yield bond market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred charges on Class B and Class C shares. The CSFB High Yield Index was formerly named the CSFB Global High Yield Index.


/3/The Credit Suisse First Boston (CSFB) High Yield Index, Developed Countries Only is an unmanaged index (and a subindex of the CSFB High Yield Index) which contains only the issues of issuers from developed countries, excluding the issues of issuers from developing countries. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B Class C shares. The CSFB High Yield Index, Developed Countries Only was formerly named CSFB Domestic Plus High Yield Index.

/4/The Lipper High Yield Bond Fund Index is an unmanaged index typically comprised of the 30 largest mutual funds aimed at high current yields from fixed income securities. These funds have no quality or maturity restrictions and tend to invest in lower grade debt issues.
*  Index did not exist.

------
  31
     one group(R)

     -------------------



FUND SUMMARY

High Yield Bond Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
---------------------------------------------------------------------
(fees paid directly from your
investment)/1/                              CLASS A   CLASS B CLASS C
---------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases                                    4.50%      none    none
---------------------------------------------------------------------
 (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)          none/2/  5.00%   1.00%
---------------------------------------------------------------------
 (as a percentage of original purchase
 price of redemption proceeds,
 as applicable)
Redemption Fee                                none      none    none
---------------------------------------------------------------------
Exchange Fee                                  none      none    none
---------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
---------------------------------------------------------------------
(expenses that are deducted from Fund
assets)                                     CLASS A   CLASS B CLASS C
---------------------------------------------------------------------
Investment Advisory Fees                      .75%      .75%    .75%
---------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees    .35%     1.00%   1.00%
---------------------------------------------------------------------
Other Expenses                                .26%      .26%    .26%
---------------------------------------------------------------------
Total Annual Fund Operating Expenses         1.36%     2.01%   2.01%
---------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/   (.21%)    (.21%)  (.21%)
---------------------------------------------------------------------
Net Expenses                                 1.15%     1.80%   1.80%
---------------------------------------------------------------------


/1/If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/Except for purchases of $1 million or more. Please see "Sales Charges."

/3/Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 1.15% for Class A shares, 1.80% for Class B shares and 1.80% for Class C shares for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

           CLASS A  CLASS B/2/   CLASS B/2/     CLASS C      CLASS C
                     ASSUMING    ASSUMING NO   ASSUMING    ASSUMING NO
                   REDEMPTION AT REDEMPTION  REDEMPTION AT REDEMPTION
                    THE END OF                THE END OF
                    EACH PERIOD               EACH PERIOD
----------------------------------------------------------------------
1 Year/1/  $  562     $  683       $  183       $  283       $  183
----------------------------------------------------------------------
3 Years       846        914          614          614          614
----------------------------------------------------------------------
5 Years     1,150      1,272        1,072        1,072        1,072
----------------------------------------------------------------------
10 Years    2,014      2,173        2,173        2,340        2,340
----------------------------------------------------------------------

/1/ Without contractual fee waivers, 1 Year expenses would be as follows:

   Class A          $584
   Class B (with
    redemption)     $706
   Class B (no
    redemption)     $206
   Class C (with
    redemption)     $306
   Class C (no
    redemption)     $206

/2/Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B shares represents a combination of Class A and Class B operating expenses.

------
32
     one group(R)

     -------------------
[GRAPHIC]

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE


Mortgage-Backed Securities Fund


What is the goal of the Mortgage-Backed Securities Fund?

The Fund seeks to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.


What are the Mortgage-Backed Securities Fund's main investment strategies?

The Fund invests mainly in investment grade bonds and debt securities (or unrated bonds and debt securities which Banc One Investment Advisors determines to be of comparable quality). These include mortgage-backed securities issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), the Federal Home Loan Mortgage Corporation (FHLMC), commercial mortgage securities and collateralized mortgage obligations. The Fund also may invest in other types of non-mortgage related debt securities, including U.S. government securities, asset-backed securities, municipal securities and corporate debt securities. Banc One Investment Advisors analyzes four major factors in managing and constructing the Fund: duration, market sector, maturity concentrations and individual securities. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk and the complex legal and technical structure of the transaction. For more information about the Mortgage-Backed Securities Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What is a bond?

A "bond" is a debt security with a maturity of ninety days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation, or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero coupon obligations.


What are the main risks of investing in the Mortgage-Backed Securities Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."


------
  33
     one group(R)


     -------------------

-----------------


FUND SUMMARY


Mortgage-Backed Securities Fund


MAIN RISKS

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decrease. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.


Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect a security's liquidity and make it difficult for the Fund to sell the security.


Prepayment and Call Risk. As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed and asset-backed securities. When mortgage and other obligations are pre-paid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund may also fail to recover additional amounts (i.e., premiums) paid for the securities with higher interest rates, resulting in an unexpected capital loss.


Derivative Risk. The Fund invests in securities that may be considered to be DERIVATIVES. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Derivatives generally are more volatile and riskier in terms of both liquidity and value than traditional investments.


Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


------
34

     -------------------





The average annual returns shown on the Average Annual Total Return Table DO include sales charges and recurring account fees.


Mortgage-Backed Securities Fund


How has the Mortgage-Backed Securities Fund performed?

By showing the variability of the Mortgage-Backed Securities Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE MORTGAGE-BACKED SECURITIES FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.


The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown DO NOT reflect applicable sales charges. If these charges were included, the returns would have been lower than those shown.

BAR CHART (per calendar year)/1/,/2/ -- CLASS A SHARES

--------------------------------------------------------------------------------

                                  [GRAPH]

                             1991        14.72%
                             1992         6.50%
                             1993        11.16%
                             1994        -8.40%
                             1995        28.50%
                             1996         8.52%
                             1997        11.76%
                             1998         5.63%
                             1999         1.82%
                             2000        10.72%


/1/For the period January 1, 2001, through September 30, 2001, the Fund's total
  return was   %.


/2/The Fund commenced operations on August 18, 2000, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for the periods prior to the commencement of operations of the Fund as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.


--------------------------------------------------------------------------------

Best Quarter: 8.95% 2Q1995   Worst Quarter: -2.90% 4Q1994

--------------------------------------------------------------------------------

The Average Annual Total Return Table SHOWS HOW THE FUND'S AVERAGE ANNUAL RETURNS FOR THE PERIODS INDICATED COMPARE TO A BROAD MEASURE OF MARKET PERFORMANCE. AVERAGE ANNUAL TOTAL RETURNS FOR MORE THAN ONE YEAR TEND TO SMOOTH OUT VARIATIONS IN THE FUND'S TOTAL RETURNS AND ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000/1/

--------------------------------------------------------------------------------

                    INCEPTION                            PERFORMANCE
                  DATE OF CLASS 1 YEAR 5 YEARS 10 YEARS SINCE 12/31/83
----------------------------------------------------------------------
Class A              8/18/00    10.72%  7.63%   8.73%       10.18%
----------------------------------------------------------------------
Lehman Brothers
 Mortgage-Backed
 Securities
 Index/2/                       11.16%  6.92%   7.82%       10.00%
----------------------------------------------------------------------
Lipper US
 Mortgage Fund
 Index                          10.36%  5.90%   6.74%            *
----------------------------------------------------------------------


/1/The Fund commenced operations on August 18, 2000, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the Fund as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its returns may have been lower.


/2/The Lehman Brothers Mortgage-Backed Securities Index is an unmanaged market value weighted index of 15 and 30 year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), the Federal Home Loan Mortgage Corporation (FHLMC) and balloon mortgages with fixed rate coupons. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.


/3/The Lipper US Mortgage Fund Index is an equally weighted index of the 30 largest mutual funds that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies.


* Index did not exist.


------
  35
     one group(R)


     -------------------





There is no sales charge (load) on reinvested dividends.


FUND SUMMARY


Mortgage-Backed Securities Fund


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
--------------------------------------------------------------------
(fees paid directly from your investment)                    CLASS A
--------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases              none
--------------------------------------------------------------------
 (as a percentage of offering price)
Maximum Deferred Sales Charged (Load)                         none
--------------------------------------------------------------------
 (as a percentage of original purchase price of redemption
  proceeds, as applicable)
Redemption                                                    none
--------------------------------------------------------------------
Exchange Fee                                                  none
--------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES
---------------------------------------------------
(expenses that are deducted from Fund
assets)                                     CLASS A
---------------------------------------------------
Investment Advisory Fees                      .35%
---------------------------------------------------
Distribution [and/or Service] (12b-1) Fees    .25%
---------------------------------------------------
Other Expenses                                .22%
---------------------------------------------------
Total Annual Fund Operating Expenses          .82%
---------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/   (.17%)
---------------------------------------------------
Net Expenses                                  .65%
---------------------------------------------------




/1/Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .65% for Class A shares for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if either you redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.


           CLASS A
------------------
1 Year/1/    $41
------------------
3 Years
------------------
5 Years
------------------
10 Years
------------------


/1/Without contractual fee waivers, 1 Year expenses would be $ .


------
36
     one group(R)

     -------------------
[GRAPHIC]

More About the Funds

Each of the nine funds described in this prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation. For more information about One Group and Banc One Investment Advisors, please read "Management of One Group Mutual Funds" and the Statement of Additional Information.


--------------------------------------------------------------------------------

Principal Investment Strategies

This prospectus describes nine mutual funds with a variety of investment objectives, including total return, capital appreciation and current income. Banc One Investment Advisors selects securities for the Funds by analyzing both individual securities and different industry sectors. Banc One Investment Advisors looks for sectors and securities that it believes will perform consistently well over time as measured by total return. The Funds attempt to enhance total return by selecting market sectors that offer risk/reward advantages based on structural risks and credit trends. Individual securities that are purchased by the Funds are subject to a disciplined risk/reward analysis both at the time of purchase and on an ongoing basis. This analysis includes an evaluation of interest rate risk, credit risk and risks associated with the complex legal and technical structure of the investment (e.g., asset-backed securities). In addition, the principal investment strategies that are used to meet each Fund's investment objective are described in "Fund Summaries:
Investments, Risk & Performance" in the front of this prospectus. They are also described below.

                              FUNDAMENTAL POLICIES

 Each Fund's investment strategy
 may involve "fundamental
 policies". A policy is fundamental
 if it cannot be changed without
 the consent of a majority of the
 outstanding shares of the Fund.


There can be no assurance that the Funds will achieve their investment objectives. Please note that each Fund also may use strategies that are not described below, but which are described in the Statement of Additional Information.

--

ONE GROUP ULTRA SHORT-TERM BOND FUND


The Fund invests in all types of debt securities including money market instruments, mortgage-backed securities and asset-backed securities. The Fund will maintain a maximum interest rate sensitivity approximately equal to that of a two-year U.S. Treasury security, although the Fund's actual interest rate sensitivity is expected to be approximately equal to that of a one-year U.S. Treasury security.


 . Under normal circumstances, the Fund will invest at least 80% of its assets in bonds. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.


 .  Up to 20% of the Fund's total assets may be invested in preferred stock.

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 . The Fund will invest in adjustable rate mortgage pass-through securities and other securities representing an interest in or secured by mortgages with periodic interest rate resets (some of which may be subject to repurchase agreements). These securities often are issued or guaranteed by the U.S. government, its agencies or instrumentalities. However, the Fund also may purchase mortgage-backed securities and asset-backed securities that are issued by non-governmental entities. Such securities may or may not have private insurer guarantees of timely payments.

--

ONE GROUP SHORT-TERM BOND FUND


The Fund invests in all types of debt securities with short to intermediate maturities. Such securities include government securities such as U.S. Treasury obligations as well as Fannie Mae, Ginnie Mae, Freddie Mac and other government agency mortgage-backed securities.


 . Under normal circumstances, the Fund invests at least 80% of its assets in bonds. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.



 . Up to 20% of the Fund's total assets may be invested in preferred stock.

 . The Fund also may purchase taxable or tax-exempt municipal securities.

 . The Fund's effective average weighted maturity ordinarily will be three years or less taking into account expected amortization and prepayment of principal on certain investments.

--

ONE GROUP INTERMEDIATE BOND FUND


The Fund invests in debt securities of all types including bonds, notes, and U.S. government obligations, rated as investment grade at the time of investment, (or, if unrated, determined by Banc One Investment Advisors, to be of comparable quality). U.S. government obligations include U.S. Treasury obligations as well as Fannie Mae, Ginnie Mae, Freddie Mac and other government agency mortgage-backed securities.




 . As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds and at least 50% of total assets will consist of obligations issued by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.


 . Up to 20% of the Fund's total assets may be invested in preferred stock.

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38

 . The Fund's average weighted maturity will ordinarily range between three and ten years, taking into account expected prepayment of principal on certain investments. The Fund may shorten that weighted average maturity to as little as one year for temporary defensive purposes.

  WHAT IS AVERAGE WEIGHTED MATURITY?

 Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual securities in a Fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a Fund's sensitivity to changes in interest rates. Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect. The terms "Intermediate" and "Short-Term" in a Fund's name refer to the average maturity the Fund maintains. Mortgage-related securities are subject to prepayment of principal, which can shorten the average weighted maturity of the Fund's portfolio. Therefore, in the case of a Fund holding mortgage-backed securities, the average weighted maturity of the Fund is equivalent to its weighted average life. Weighted average life is the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions.


--

ONE GROUP BOND FUND


The Fund invests in all types of debt securities rated as investment grade (or unrated debt securities which Banc One Investment Advisors determines to be of comparable quality) as well as preferred stock and loan participations. Such securities include government securities such as U.S. Treasury obligations as well as Fannie Mae, Ginnie Mae, Freddie Mac and other government agency mortgage-backed securities.




 . As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes. Generally, such bonds will have intermediate to long maturities.


 . The Fund also may purchase taxable or tax-exempt municipal securities.

 . The Fund may invest in bonds and other debt securities that are rated in the lowest investment grade category.


 . The Fund's average weighted maturity will ordinarily range between four and twelve years, although the Fund may shorten its weighted average maturity if deemed appropriate for temporary defensive purposes.

--

ONE GROUP INCOME BOND FUND


The Fund invests in all types of debt securities rated as investment grade or below investment grade, as well as preferred stock and loan participations.


 . As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.


 . The Fund invests at least 70% of its total assets in all types of debt securities rated as investment grade at the time of investment or, if unrated, determined to be of comparable quality by Banc One Investment Advisors. Such securities include government securities such as U.S. Treasury obligations as well as Fannie Mae, Ginnie Mae, Freddie Mac and other government agency mortgage-backed securities.



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


 . Up to 30% of the Fund's total assets may be invested in bonds, convertible securities, preferred stock, loan participations, and other debt securities rated below investment grade or, if unrated, determined by Banc One High Yield Partners to be of comparable quality.


 . The Fund will not invest more than 20% of its total assets in securities rated below the fifth rating category.


 . The Fund also may purchase taxable or tax-exempt municipal securities.

 . The Fund's average weighted maturity will ordinarily range between five and twenty years, although the Fund may shorten its weighted average maturity to as little as two years if deemed appropriate for temporary defensive purposes.

--

ONE GROUP GOVERNMENT BOND FUND


The Fund limits its investments to securities issued by the U.S. government and its agencies and instrumentalities or related to securities issued by the U.S. government and its agencies and instrumentalities.

 . Under normal circumstances, the Fund will invest at least 80% of its assets in bonds issued by the U.S. government and its agencies and instrumentalities. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice. Ordinarily, such bonds will have principal and interest guaranteed by the U.S. government or its agencies and instrumentalities, be subject to repurchase agreements, or represent an interest in or be secured by mortgages that are issued or guaranteed by certain U.S. government agencies or instrumentalities.



 . The Fund's average weighted maturity will ordinarily range between three and fifteen years, taking into account expected prepayment of principal on certain investments. However, the Fund's average weighted remaining maturity may be outside this range if warranted by market conditions.

--

ONE GROUP TREASURY & AGENCY FUND


The Fund invests in U.S. Treasury and other U.S. agency obligations including fixed income securities and mortgage-related securities. Under normal circumstances, the Fund will invest at least 80% of its assets in Treasury & Agency Obligations. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.


     WHAT IS A TREASURY & AGENCY
             OBLIGATION?

 For purposes of the Treasury &
 Agency Fund, a Treasury & Agency
 obligation includes U.S. Treasury
 bills, notes and other obligations
 issued or guaranteed by U.S.
 government agencies and
 instrumentalities, Separately
 Traded Registered Interest and
 Principal Securities known as
 STRIPS and Coupons Under Book Entry
 Safekeeping known as CUBES.

 . The Fund also invests in other government-only investment companies, including money market funds of One Group. The Fund indirectly pays a portion of the expenses incurred by the underlying funds. The Fund also may invest in government mortgage-backed securities and government adjustable rate mortgage loans known as ARMs, as well as engage in securities lending.



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40

 . Normally, the Fund's average weighted maturity will range between two and five years.

--

ONE GROUP HIGH YIELD BOND FUND


The Fund's sub-advisor, Banc One High Yield Partners, LLC focuses on value in choosing securities for the Fund by using a "bottom-up" research methodology.


For each issuer, Banc One High Yield Partners performs an in-depth analysis of the issuer including, business prospects, management, capital requirements, capital structure, enterprise value, and security structure and covenants. In addition, Banc One High Yield Partners monitors investments on an ongoing basis by staying abreast of positive and negative credit developments, expediting the review of the Fund's investments which are considered to be the most risky and having regular discussions with senior management of issuers of the Fund's investments.

 . As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.


 . Under normal circumstances, the Fund invests at least 80% of its assets in bonds, loan participations, preferred stock and other debt securities which are rated below investment grade or unrated. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice. The Fund may invest up to 100% of the Fund's total assets in lower rated or unrated securities.


 . Up to 20% of the Fund's total assets may be invested in other securities, including investment grade debt securities.


 . The Fund's average weighted maturity will ordinarily range between five and ten years, although the Fund may shorten its weighted average maturity to as little as two years if deemed appropriate for temporary defensive purposes.

--

ONE GROUP MORTGAGE-BACKED SECURITIES FUND


The Fund invests in mortgage-backed securities and other securities representing an interest in or secured by mortgages.


 . Under normal circumstances, the Fund invests at least 80% of its assets in mortgage-backed securities. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.


 . As a matter of fundamental policy, at least 65% of the Fund's total assets will consist of bonds.

 . The Fund will purchase securities issued or guaranteed by the Government
  National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). The Fund also may purchase mortgage-backed securities and asset-backed securities that are issued by non-governmental entities. Such securities may or may not have private insurer guarantees of timely payments.


     WHAT IS A BOTTOM-UP RESEARCH
             METHODOLOGY?

 When Banc One High Yield Partners
 uses a bottom-up research
 methodology, it looks primarily at
 individual companies against the
 context of broader market factors.


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  41

 . The Fund may purchase taxable or tax-exempt municipal securities.


 . The Fund may invest in debt securities that are rated in the lowest investment grade category.


 . The Fund's average weighted maturity will normally range between two and ten years although the Fund may shorten its weighted average if deemed appropriate for temporary defensive purposes.


--------------------------------------------------------------------------------

Investment Risks

The risks associated with investing in the Bond Funds are described below and in "Fund Summaries: Investments, Risk & Performance" at the front of this prospectus.

FIXED INCOME SECURITIES. Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in a Fund will increase and decrease as the value of a Fund's investments increase and decrease. While securities with longer duration and maturities tend to produce higher yields, they also are subject to greater fluctuations in value when interest rates change. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment. Fixed income securities also are subject to the risk that the issuer of the security will be unable to meet its repayment obligation.

DERIVATIVES. The Funds invest in securities that may be considered to be DERIVATIVES. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity and management risks. A Fund's use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund did not use such instruments.

        WHAT IS A DERIVATIVE?

 Derivatives are securities or
 contracts (like futures and
 options) that derive their value
 from the performance of underlying
 assets or securities.


LOWER RATED SECURITIES. The Intermediate Bond Fund, the Ultra Short-Term Bond Fund, the Short-Term Bond Fund, the Bond Fund and the Income Bond Fund may purchase debt securities rated in the lowest investment grade category. Securities in this rating category are considered to have speculative characteristics. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

HIGH YIELD/JUNK BONDS. The High Yield Bond Fund and, to a lesser extent, the Income Bond Fund invest in high yield securities that are unrated or rated below investment grade (commonly known as "junk bonds"). These securities are considered to be high risk investments. You should not invest in the Funds unless you are willing to assume the greater risk associated with high yield securities. These risks include the following:

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42

 . Greater Risk of Loss. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities may be less creditworthy, highly indebted, financially distressed or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. If an issuer fails to pay principal or interest, the Funds would experience a decrease in income and a decline in the market value of their investments. The Funds also may incur additional expenses in seeking recovery from the issuer.

 . Sensitivity to Interest Rate and Economic Changes. The income and market value of the Funds' securities may fluctuate more than higher rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the Funds' investments and the Funds' net asset value may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn. Over the past two and half years and continuing on the date of this prospectus, the default rate for high yield securities has significantly increased compared with prior periods.


 . Leverage Risk. The risk associated with securities or practices (such as borrowing) which may be used by the Funds that multiply small index or market movements into large changes in value.


 . Valuation Difficulties. It is often more difficult to value lower rated securities than higher rated securities. If an issuer's financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, the Funds' investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for certain of the Funds' investments, valuation of such investments is much more dependent on judgment than is the case with higher rated securities.

 . Liquidity. There may be no established secondary or public market for the Funds' investments. In addition, a major portion of an issue of lower-rated securities may be held by relatively few institutional purchasers at times. As a result, the Funds may be required to sell investments at substantial losses or retain them indefinitely even where an issuer's financial condition is deteriorating.


 . High Yield Bond Market. The market for high yield securities has expanded rapidly in recent years. This expanded market has not yet completely weathered an economic downturn. An economic downturn or an increase in interest rates could have a negative effect on the high yield securities market and on the market value of the high yield securities held by a Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.


 . Credit Quality. Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, the Funds will not rely solely on ratings issued by established credit rating agencies, but will use such ratings in conjunction with Banc One Investment Advisor's or the Sub-Advisor's independent and ongoing review of credit quality. (Please see "Description of Ratings" in the Statement of Additional Information.) Because investments in lower rated or unrated securities involve greater

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  43
 investment risk, achievement of the Funds' investment objectives will be more dependent on Banc One Investment Advisor's or the Sub-Advisor's credit analysis than would be the case if the Funds were investing in higher rated securities. The Funds may seek to hedge investments through transactions in options, futures contracts and related options. The Funds also may use swap agreements to further manage exposure to lower rated securities.

SMALL-CAPITALIZATION COMPANIES. Investments in smaller, younger companies may be riskier than investments in larger, more established companies. These companies may be more vulnerable to changes in economic conditions, specific industry conditions, market fluctuations and other factors effecting the profitability of other companies. Because economic events may have a greater impact on smaller companies, there may be a greater and more frequent fluctuation in their stock price. This may cause frequent and unexpected increases or decreases in the value of your investment.

FOREIGN SECURITIES. Investments in foreign securities involve risks different from investments in U.S. securities. These risks include the risks associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Because of these risk factors, the share price of Funds that invest in foreign securities is expected to be volatile, and you should be able to sustain sudden, and sometimes substantial, fluctuations in the value of your investment.

For more information about risks associated with the types of investments that the Bond Funds purchase, please read "Fund Summaries: Investments, Risk & Performance," Appendix A and the Statement of Additional Information.


--------------------------------------------------------------------------------

Portfolio Quality

Various rating organizations (like Standard & Poor's Corporation and Moody's Investors Service) assign ratings to securities (other than equity securities). Generally, ratings are divided into two main categories: "Investment Grade Securities" and "Non-Investment Grade Securities." Although there is always a risk of default, rating agencies believe that issuers of Investment Grade Securities have a high probability of making payments on such securities. Non-Investment Grade Securities include securities that, in the opinion of the rating agencies, are more likely to default than Investment Grade Securities.

The Funds only purchase securities that meet the rating criteria described below. Banc One Investment Advisors (or Banc One High Yield Partners with respect to the High Yield Bond Fund and the portion of the Income Bond Fund subadvised by it) will look at a security's rating at the time of investment. If the securities are unrated, Banc One Investment Advisors (or Banc One High Yield Partners with respect to the High Yield Bond Fund and the portion of the Income Bond Fund subadvised by it) must determine that they are of comparable quality to rated securities. Subsequent to its purchase by a Fund, a security may cease to be rated or its rating reduced below the minimum rating required for purchase by the Fund. Banc One Investment Advisors


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44

(or Banc One High Yield Partners) will consider such event in determining whether the Fund should continue to hold the security.


--
DEBT SECURITIES

 . The Government Bond Fund and the Treasury & Agency Fund may invest in debt securities rated in any of the three highest investment grade rating categories.

 . The Ultra Short-Term Bond Fund, the Intermediate Bond Fund, the Short-Term
  Bond Fund, the Bond Fund and the Mortgage-Backed Securities Fund may invest in debt securities rated in any of the four investment grade rating categories.


 . The Income Bond Fund and the High Yield Bond Fund may purchase securities in
  ANY rating category. Please read "Fund Summaries: Investments, Risk & Performance" and "High Yield/Junk Bonds" for more information about the Income Bond Fund and the High Yield Bond Fund.

--
PREFERRED STOCK

 . The Ultra Short-Term Bond Fund, the Short-Term Bond Fund, the Bond Fund and the Intermediate Bond Fund may only invest in preferred stock rated in any of the four highest rating categories.

 . The Mortgage-Backed Securities Fund may invest only in preferred stock rated in any of the three highest rating categories.


 . The Income Bond Fund and the High Yield Bond Fund may invest in preferred stock in any rating category.

--
MUNICIPAL SECURITIES

 . The Ultra Short-Term Bond Fund, the Short-Term Bond Fund, Intermediate Bond
  Fund and the Bond Fund may only invest in municipal bonds rated in any of the four highest rating categories.

 . The Mortgage-Backed Securities Fund may invest only in municipal bonds rated in any of the three highest rating categories.


 . The Ultra Short-Term Bond Fund, the Intermediate Bond Fund, the Bond Fund and the Mortgage-Backed Securities Fund may only invest in other municipal securities, such as tax-exempt commercial paper, notes and variable rate demand obligations which are rated in the highest or second highest rating categories. The Short-Term Bond Fund may invest in such securities only if they are rated in the highest rating category.


 . The Income Bond Fund and the High Yield Bond Fund may invest in municipal securities rated in ANY category.

--
COMMERCIAL PAPER

 . The Intermediate Bond Fund, the Short-Term Bond Fund, the Bond Fund, the
  Ultra Short-Term Bond Fund and the Mortgage-Backed Securities Fund may invest in commercial paper rated in the highest or second highest rating category.


 . The High Yield Bond Fund and the Income Bond Fund may invest in commercial paper rated in ANY category.


For more information about ratings, please see "Description of Ratings" in the Statement of Additional Information.

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


--------------------------------------------------------------------------------

Temporary Defensive Positions

To respond to unusual market conditions, the Funds may invest all or most of their assets in cash and CASH EQUIVALENTS for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments and may prevent the Funds from meeting their investment objectives.

      WHAT IS A CASH EQUIVALENT?

 Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

--------------------------------------------------------------------------------

Portfolio Turnover

The Funds may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Portfolio turnover may vary greatly from year to year, as well as within a particular year.

Higher portfolio turnover rates will likely result in higher transaction costs to the Funds and may result in additional tax consequences to you. The portfolio turnover rate for each Fund for the fiscal year ended June 30, 2001 is shown on the Financial Highlights. To the extent portfolio turnover results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates.



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46
     one group(R)

     -------------------
     ------------------
  [GRAPHIC]

How to Do Business with One Group Mutual Funds

 ------------------------------------------------------------------------------

Purchasing Fund Shares

Where can I buy shares?

You may purchase Fund shares:

 .  Directly from One Group through The One Group Services Company (the
   "Distributor"), and

 . From Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors, or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent.

When can I buy shares?

 . Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange ("NYSE") is closed including the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

 . Purchase requests received before 4 p.m. Eastern Time ("ET") will be effective that day. On occasion, the NYSE will close before 4 p.m. ET. When that happens, purchase requests received after the NYSE closes will be effective the following business day.

 . If a Shareholder Servicing Agent holds your shares, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

 . The Distributor can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order.

 . Shares are electronically recorded. Therefore, certificates will not be issued.

What kind of shares can I buy?

 . This prospectus offers Class A, Class B and Class C shares, all of which are available to the general public.

 . Each share class has different sales charges and expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, and the sales charges and expenses applicable to each class of shares. Sales charges are discussed in the section of this prospectus entitled SALES CHARGES.




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


one group fund direct ira and 403(b). One Group offers retirement plans. These plans allow participants to defer taxes while their retirement savings grow. Call 1-800-480-4111 for an Adoption Agreement.

How much do shares cost?

 . Shares are sold at net asset value ("NAV") plus a sales charge, if any.

 . Each class of shares in each Fund has a different NAV. This is primarily because each class has different distribution expenses.

 . NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class expenses) by the number of outstanding shares in that class.

 . The market value of a Fund's investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security's value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before a Fund's NAV is calculated that security may be valued by another method that the Funds believe accurately reflects fair value.


 . A Fund's NAV changes every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.

How do I open an account?

1. Read the prospectus carefully, and select the Fund or Funds and share class most appropriate for you.


2. Decide how much you want to invest.

 . The minimum initial investment for all Funds except the Mortgage-Backed
   Securities Fund is $1,000 per Fund. The minimum initial investment for the Mortgage-Backed Securities Fund is $200,000.


 . You are required to maintain a minimum account balance equal to the minimum initial investment in each Fund.

 . Subsequent investments for all Funds except the Mortgage-Backed Securities
   Fund must be at least $25 per Fund. Subsequent investments for the Mortgage-Backed Securities Fund must be at least $5,000.


 . You may purchase no more than $249,999 of Class B shares. This is because
   Class A shares offer a reduced sales charge on purchases of $250,000 or more and have lower expenses. The section of this prospectus entitled "What kind of shares can I buy?" provides information that can help you choose the appropriate share class.

 . These minimums may be waived.

3. Complete the Account Application Form. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.


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48

4. Send the completed application and a personal check (unless you choose to pay by wire) to:

ONE GROUP MUTUAL FUNDS
P.O. BOX 8528
BOSTON, MA 02266-8528

Contributions to Fund Direct IRAs should be made payable to "One Group Mutual Funds for the Benefit of (your name)."

If you choose to pay by wire, please call 1-800-480-4111.

5. All checks must be in U.S. dollars. One Group does not accept "third party checks." Checks made payable to any individual or company and endorsed to One Group Mutual Funds are considered third party checks.

ALL CHECKS MUST BE PAYABLE TO ONE OF THE FOLLOWING:

 .  One Group Mutual Funds; or

 .  the specific Fund in which you are investing.

Checks made payable to any party other than those listed above will be returned to the address provided on the account application.

6. Each time you purchase One Group shares by check or ACH, there is a seven-day holding period before you can redeem those shares. This gives One Group time to receive and collect money to cover your investment.


7. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

8. If you have any questions, contact your Shareholder Servicing Agent or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes. Simply select this option on your Account Application Form and then:

 . Contact your Shareholder Servicing Agent or call 1-800-480-4111 to relay your purchase instructions.

 . Authorize a bank transfer or initiate a wire transfer to the following wire address:

STATE STREET BANK AND TRUST COMPANY
ATTN: CUSTODY & SHAREHOLDER SERVICES
ABA 011 000 028
DDA 99034167
FBO ONE GROUP FUND
 (EX: ONE GROUP INTERMEDIATE BOND FUND--A)
YOUR ACCOUNT NUMBER
 (EX: 123456789)
YOUR ACCOUNT REGISTRATION
 (EX: JOHN SMITH & MARY SMITH, JTWROS)

 . One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group

------
  49
 will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

 . You may revoke your right to make purchases over the telephone by sending a letter to:


ONE GROUP MUTUAL FUNDS
P.O. BOX 8528
BOSTON, MA 02266-8528

Can I automatically invest on a systematic basis?

Yes, except for the Treasury & Agency Fund. You may purchase additional Class A, Class B and Class C shares by making automatic monthly investments from your bank account. The minimum initial investment is still $1,000 per Fund. To establish a Systematic Investment Plan:

 .  Select the "Systematic Investment Plan" option on the Account Application
   Form.

 . Provide the necessary information about the bank account from which your investments will be made.

 . Shares purchased under a Systematic Investment Plan may not be redeemed for five (5) business days.

 . One Group currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

 .  You may revoke your election to make systematic investments by calling 1-
   800-480-4111 or by sending a letter to:

  one group mutual funds
  p.o. box 8528
  boston, ma 02266-8528

Conversion Feature

Your Class B shares automatically convert to Class A shares.

 .  Class B shares of the Intermediate Bond Fund, the Income Bond Fund, the
   Government Bond Fund, the High Yield Bond Fund and the Bond Fund automatically convert after eight years. Class B shares of the Ultra Short-Term Bond Fund, the Short-Term Bond Fund, and the Treasury & Agency Fund automatically convert after six years.

 . Conversion periods are measured from the end of the month in which Class B shares were purchased.

 . After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares.

 . You will not be assessed any sales charges or fees for conversion of shares, nor will you be subject to any federal income tax.

 . Because the share price of the Class A shares may be higher than that of the Class B shares at the time of conversion, you may receive fewer Class A shares; however, the dollar value will be the same.

 . If you have exchanged Class B shares of one Fund for Class B shares of another, the time you held the shares in each Fund will be added together for purposes of calculating the six and eight year time period.

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50

-----------------


--------------------------------------------------------------------------------
Sales Charges


The Distributor compensates Shareholder Servicing Agents who sell shares of One Group Mutual Funds. Compensation comes from sales charges, 12b-1 fees, and payments by the Distributor and the Funds' investment advisor from their own resources. The tables below show the charges for each class of shares and the percentage of your investment that is paid as a commission to a Shareholder Servicing Agent.
CLASS A SHARES

If you buy Class A shares of the SHORT-TERM BOND FUND, the ULTRA SHORT-TERM BOND FUND and the TREASURY & AGENCY FUND, the following table shows the amount of sales charge you pay and the commissions paid to Shareholder Servicing Agents.

--------------------------------------------------------------------------------

      AMOUNT             SALES CHARGE           SALES CHARGE             COMMISSION
        OF              AS A % OF THE             AS A % OF              AS A % OF
    PURCHASES           OFFERING PRICE         YOUR INVESTMENT         OFFERING PRICE
less than $100,000          3.00%                   3.09%                  2.70%
--------------------------------------------------------------------------
$100,000-$249,999           2.50%                   2.56%                  2.18%
--------------------------------------------------------------------------
$250,000-$499,999           2.00%                   2.04%                  1.64%
--------------------------------------------------------------------------
$500,000-$999,999           1.50%                   1.52%                  1.20%
--------------------------------------------------------------------------
$1,000,000*                  none                    none                   none
--------------------------------------------------------------------------

* If you purchase $1 million or more of Class A shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.50% of the purchase price if you redeem any or all of the Class A shares within one year of purchase, unless the Distributor receives notice before you invest indicating that your Shareholder Servicing Agent is waiving its commission.

If you buy Class A shares of the INTERMEDIATE BOND FUND, the INCOME BOND FUND, the GOVERNMENT BOND FUND, the HIGH YIELD BOND FUND and the BOND FUND, the following table shows the amount of sales charge you pay and the commissions paid to Shareholder Servicing Agents.

-------------------------------------------------------------------------------------
    AMOUNT               SALES CHARGE           SALES CHARGE             COMMISSION
      OF                AS A % OF THE          AS A % OF YOUR            AS A % OF
   PURCHASES            OFFERING PRICE           INVESTMENT            OFFERING PRICE
less than $100,000          4.50%                   4.71%                  4.05%
--------------------------------------------------------------------------
$100,000-$249,999           3.50%                   3.63%                  3.05%
--------------------------------------------------------------------------
$250,000-$499,999           2.50%                   2.56%                  2.05%
--------------------------------------------------------------------------
$500,000-$999,999           2.00%                   2.04%                  1.60%
--------------------------------------------------------------------------
$1,000,000*                  none                    none                   none
--------------------------------------------------------------------------

* If you purchase $1 million or more of Class A shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A shares within one year of purchase and 0.50% of the purchase price if you redeem within two years of purchase, unless the Distributor receives notice before you invest indicating that your Shareholder Servicing Agent is waiving its commission.

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  51

-----------------
-----------------
-----------------

CLASS B SHARES


Class B shares are offered at NAV, without any up-front sales charges. However, if you redeem Class B shares of the INTERMEDIATE BOND FUND, the INCOME BOND FUND, the GOVERNMENT BOND FUND, the HIGH YIELD BOND FUND or the BOND FUND before the sixth anniversary of purchase, you will be assessed a Contingent Deferred Sales Charge ("CDSC") according to the following schedule:

------------------------------

   YEARS                                                        CDSC AS A %
   SINCE                                                     OF DOLLAR AMOUNT
 PURCHASE                                                    SUBJECT TO CHARGE
    0-1                                                            5.00%
--------------------------------------
    1-2                                                            4.00%
--------------------------------------
    2-3                                                            3.00%
--------------------------------------
    3-4                                                            3.00%
--------------------------------------
    4-5                                                            2.00%
--------------------------------------
    5-6                                                            1.00%
--------------------------------------
more than 6                                                         none
--------------------------------------

Or if you redeem Class B shares of the ULTRA SHORT-TERM BOND FUND, THE SHORT-TERM BOND FUND or the TREASURY & AGENCY FUND prior to the fourth anniversary of purchase, you will be assessed a CDSC according to the following schedule:

------------------------------

                                                                CDSC AS A %
YEARS SINCE                                                  OF DOLLAR AMOUNT
 PURCHASE                                                    SUBJECT TO CHARGE
    0-1                                                            3.00%
--------------------------------------
    1-2                                                            3.00%
--------------------------------------
    2-3                                                            2.00%
--------------------------------------
    3-4                                                            1.00%
--------------------------------------
more than 4                                                         none
--------------------------------------

The Distributor pays a commission of 4.00% of the original purchase price to Shareholder Servicing Agents who sell Class B shares of the INTERMEDIATE BOND FUND, the INCOME BOND FUND, the GOVERNMENT BOND FUND, the High Yield Bond Fund or the BOND FUND. Shareholder Servicing Agents who sell Class B shares of the ULTRA SHORT-TERM BOND FUND, the SHORT-TERM BOND FUND, and the TREASURY & AGENCY FUND receive a commission of 2.75% from the Distributor.


CLASS C SHARES

Class C shares are offered at NAV, without any up-front sales charge. However, if you redeem your shares within one year of the purchase date, you will be assessed a CDSC as follows:

------------------------------

                                                                CDSC AS A %
  YEARS SINCE                                                OF DOLLAR AMOUNT
    PURCHASE                                                 SUBJECT TO CHARGE
      0-1                                                          1.00%
--------------------------------------
after first year                                                    none
--------------------------------------

Shareholder Servicing Agents selling Class C shares receive a commission of 1.00% of the original purchase price from the Distributor.

How the CDSC is Calculated
 . The Fund assumes that all purchases made in a given month were made on the first day of the month.

------
52

-----------------                                                12B-1 FEES


 . The CDSC is based on the current market value or the original cost of the shares, whichever is less.

 . No CDSC is imposed on share appreciation, nor is a CDSC assessed on shares acquired through reinvestment of dividends or capital gains distributions.

 . To keep your CDSC as low as possible, the Fund first will redeem the shares you have held for the longest time and thus have the lowest CDSC.

 . If you exchange Class B or Class C shares of an unrelated mutual fund for Class B or Class C shares of One Group in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to One Group shares you receive in the reorganization.

12B-1 FEES

Each One Group Fund has adopted a plan under Rule 12b-1 that allows it to pay distribution and shareholder servicing fees for the sale and distribution of shares of the Funds. These fees are called 12b-1 fees. 12b-1 fees are paid by One Group Mutual Funds to the Distributor as compensation for its services and expenses. The
Distributor in turn pays all or part of the 12b-1 fee to Shareholder Servicing Agents that sell shares of One Group.

The 12b-1 fees vary by share class as follows:

1. Class A shares pay a 12b-1 fee of .35% of the average daily net assets of the Fund, which is currently being waived to .25%.

2. Class B and Class C shares pay a 12b-1 fee of 1.00% of the average daily net assets of the Fund, which is currently being waived to .90% for the Intermediate Bond Fund, the Income Bond Fund, the Government Bond Fund, the High Yield Bond Fund and the Bond Fund and to .75% for the Short-Term Bond Fund, the Ultra Short-Term Bond Fund, and the Treasury & Agency Fund. This will cause expenses for Class B and Class C shares to be higher and dividends to be lower than for Class A shares.

12b-1 fees, together with the CDSC, help the Distributor sell Class B and Class C shares without an "up-front" sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Shareholder Servicing Agents.

 . The Distributor may use up to .25% of the fees for shareholder servicing and up to .75% for distribution. During the last fiscal year, the Distributor received 12b-1 fees totaling .25% of the average daily net assets of Class A shares, .90% of the average daily net assets of the Class B shares and .90% of the average daily net assets of the Class C shares of the Intermediate Bond Fund, the Income Bond Fund, the Government Bond Fund, the High Yield Bond Fund and the Bond Fund, and .25% of the average daily net assets of Class A shares, .75% of the average daily net assets of the Class B shares and .75% of the average daily net assets of the Class C shares of the Short-Term Bond Fund, the Ultra Short-term Bond Fund, and the Treasury & Agency Fund.

 .  The Distributor may pay 12b-1 fees to its affiliates and to Banc One
   Investment Advisors and its affiliates (or any sub-advisor) for brokerage and other agency transactions.

Because 12b-1 fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

------
  53

--------------------------------------------------------------------------------
-----------------

--------------------------------------------------------------------------------
Sales Charge Reductions and Waivers


REDUCING YOUR CLASS A SALES CHARGE

There are several ways you can reduce the sales charges you pay on Class A shares:

1. Right of Accumulation: You may add the higher of the market value or original purchase price of any Class A, Class B or Class C shares of a Fund (except a money market fund) that you (and your spouse and minor children) already own to the amount of your next Class A purchase for purposes of calculating the sales charge. An Intermediary also may take advantage of this option.

2. Letter of Intent: With an initial investment of $2,000, you may purchase Class A shares of one or more funds over the next 13 months and pay the same sales charge that you would have paid if all shares were purchased at once. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested.

To take advantage of the accumulation privilege or letter of intent, complete the appropriate section of your fund application, or contact your investment representative. To determine if you are eligible for the accumulation privilege, call 1-800-480-4111. These programs may be terminated or amended at any time.

WAIVER OF THE CLASS A SALES CHARGE

No sales charge is imposed on Class A shares of the Funds if the shares were:

1.  Bought with the reinvestment of dividends and capital gains distributions.

2. Acquired in exchange for other One Group shares if a comparable sales charge has been paid for the exchanged shares.


3. Bought by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of:

 .  One Group.

 .  Bank One Corporation and its subsidiaries and affiliates.

 .  The Distributor and its subsidiaries and affiliates.

 .  State Street Bank and Trust Company and its subsidiaries and affiliates.

 . Broker-dealers who have entered into dealer agreements with One Group and their subsidiaries and affiliates.

 . An investment sub-advisor of a fund of One Group and such sub-advisor's subsidiaries and affiliates.

4.  Bought by:

 . Affiliates of Bank One Corporation and certain accounts (other than IRA Accounts) for which an Intermediary acts in a fiduciary, advisory, agency, or custodial capacity or accounts which participate in select affinity programs with Bank One Corporation and its affiliates and subsidiaries.

 . Accounts as to which a bank or broker-dealer charges an asset allocation fee, provided the bank or broker-dealer has an agreement with the Distributor.

 . Accounts which participate in select affinity programs with Bank One Corporation and its subsidiaries and affiliates.

------
54

 . Certain retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in sections 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts."

 . Shareholder Servicing Agents who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, consulting or other fee for their services, as well as clients of such Shareholder Servicing Agents who place trades for their own accounts if the accounts are linked to the master account of such Shareholder Servicing Agent.

5. Bought with proceeds from the sale of Class I shares of a One Group Fund or acquired in an exchange of Class I shares of a Fund for Class A shares of the same Fund, but only if the purchase is made within 60 days of the sale or distribution.

6. Bought with proceeds from the sale of Class A shares of a One Group Fund, but only if the purchase is made within 60 days of the sale or distribution. Appropriate documentation may be required. In addition, no sales charge is imposed if Class A shares of a One Group Fund are bought with the proceeds from the sale of shares of another mutual fund on which a sales charge was paid if the Distributor receives notice before you invest indicating that your Shareholder Servicing Agent is waiving its commission.

7. Bought in an IRA with the proceeds of a distribution from an employee benefit plan, but only if the purchase is made within 60 days of the sale or distribution and, at the time of the distribution, the employee benefit plan had plan assets invested in a One Group Fund.

8.  Bought with assets of One Group.

9. Bought in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

WAIVER OF THE CLASS B SALES CHARGES AND CLASS C SALES CHARGE

No sales charge is imposed on redemptions of Class B or Class C shares of the
Funds:


1. If you withdraw no more than 10% of the value of a Fund in a 12-month period. Shares received from dividend and capital gains reinvestment are included in calculating amounts eligible for this waiver. YOU NEED TO PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PLAN TO TAKE ADVANTAGE OF THIS WAIVER. For information on the Systematic Withdrawal Plan, please see "Can I Redeem on a Systematic Basis?"


2. If you are the shareholder (or a joint shareholder) or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code) after the account is opened. The redemption must be made within one year of such death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption request and be provided with satisfactory evidence of such death or disability.

3. That represent a minimum required distribution from your One Group IRA Account or other One Group qualifying retirement plan, but only if you are at least age 70 1/2. Only your One Group assets are considered when calculating that portion of your minimum required distribution that qualifies for the waiver.

------
  55

-----------------

4. Exchanged in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

5. Exchanged for Class B or Class C shares of other One Group Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read "Do I Pay a Sales Charge on an Exchange?"


6. If the Distributor receives notice before you invest indicating that your Shareholder Servicing Agent, due to the type of account that you have, is waiving its commission.




WAIVER QUALIFICATIONS

To take advantage of any of these sales charge waivers, you must qualify for such waiver in advance. To see if you qualify, call 1-800-480-4111 or contact your Shareholder Servicing Agent. These waivers will not continue indefinitely and may be discontinued at any time without notice. Partnerships and corporations are not eligible for these fee waivers.

--------------------------------------------------------------------------------
Exchanging Fund Shares


What are my exchange privileges?

You may make the following exchanges:

 . Class A shares of a Fund may be exchanged for Class I shares of that Fund or for Class A or Class I shares of another One Group Fund, but only if you are eligible to purchase those shares.


 .  Class B shares of a Fund may be exchanged for Class B shares of another One
   Group Fund.

 .  Class C shares of a Fund may be exchanged for Class C shares of another One
   Group Fund.

One Group Funds offer a Systematic Exchange Privilege which allows you to automatically exchange shares of one fund to another on a monthly or quarterly basis. This privilege is useful in dollar cost averaging. To participate in the Systematic Exchange Privilege, please select it on your account application. To learn more about it, please call 1-800-480-4111.

One Group does not charge a fee for this privilege. In addition, One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.

When are exchanges processed?

Exchanges are processed the same business day they are received, provided:

 .  State Street Bank and Trust Company receives the request by 4:00 p.m., ET.

 . You have provided One Group with all of the information necessary to process the exchange.

 . You have received a current prospectus of the Fund or Funds in which you wish to invest.

 .  You have contacted your Shareholder Servicing Agent, if necessary.


------
56

Do I pay a sales charge on an exchange?

Generally, you will not pay a sales charge on an exchange. However:

 .  You will pay a sales charge if you bought Class A shares of a Fund:

 1. That does not charge a sales charge and you want to exchange them for shares of a Fund that does, in which case you would pay the sales charge applicable to the Fund into which you are exchanging.

 2. That charged a lower sales charge than the Fund into which you are exchanging, in which case you would pay the difference between that Fund's sales charge and all other sales charges you have already paid.

 . If you exchange Class B or Class C shares of a Fund, you will not pay a sales charge at the time of the exchange, however:

 1. Your new Class B or Class C shares will be subject to the higher CDSC of either the Fund from which you exchanged, the Fund into which you exchanged, or any Fund from which you previously exchanged.

 2. The current holding period for your exchanged Class B or Class C shares is carried over to your new shares.

Are exchanges taxable?

Generally:

 . An exchange between Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.


 . An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

 .  You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

Yes. The exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore:

 . To prevent disruptions in the management of the Funds, One Group limits excessive exchange activity. Exchange activity is excessive if it EXCEEDS TWO SUBSTANTIVE EXCHANGE redemptions within 30 days of each other.

 . Excessive exchange activity will result in revocation of your exchange privilege.

 .  In addition, One Group reserves the right to reject any exchange request
   (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.

 . Due to the relatively high cost of maintaining small accounts, One Group reserves the right to either charge a sub-minimum account fee of $10 or redeem all shares and close the account if, due to exchanges, your account value falls below the minimum required balance. For information on minimum required balances, please read, "How Do I Open An Account?"

------
  57

--------------------------------------------------------------------------------

Redeeming Fund Shares

When can I redeem shares?

You may redeem all or some of your shares on any day that the Funds are open for business.

 . Redemption requests received before 4:00 p.m. ET (or when the NYSE closes) will be effective that day.

 . All required documentation in the proper form must accompany a redemption request. One Group may refuse to honor incomplete redemption requests.

 .  You may use any of the following methods to redeem your shares:

How do I redeem shares?

 1. You may send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

ONE GROUP MUTUAL FUNDS
P.O. BOX 8528
BOSTON, MA 02266-8528

 2. You may redeem over the telephone. Please see "Can I Redeem By Telephone?" for more information.

 .  ALL REQUESTS FOR REDEMPTIONS FROM IRA ACCOUNTS MUST BE IN WRITING.

 1. You may request IRA redemption forms by calling 1-800-480-4111 or visiting www.onegroup.com.


 . One Group may require that the signature on your redemption request be guaranteed by a participant in the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

 1.  the redemption is for shares worth $50,000 or less; AND


 2.  the redemption is payable to the shareholder of record; AND


 3. the redemption check is mailed to the shareholder at the record address or the redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account.



 . On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:

 1.  a designated commercial bank; or


 2.  your Shareholder Servicing Agent.

 .  State Street Bank and Trust Company may charge you a wire redemption fee.
   The current fee is $7.00.


 . Your redemption proceeds will be paid within seven days after receipt of the redemption request.

What will my shares be worth?

 . If you own Class A shares and the Fund receives your redemption request by 4:00 p.m. ET (or when the NYSE closes), you will receive that day's NAV.

 . If you own Class B or Class C shares and the Fund receives your redemption request by 4:00 p.m. ET (or when the NYSE closes), you will receive that day's NAV, minus the amount of any applicable CDSC.

------
58

Can I redeem by telephone?

Yes, if you selected this option on your Account Application Form.

 . Contact your Shareholder Servicing Agent or call 1-800-480-4111 to relay your redemption request.

 . Your redemption proceeds will be mailed or wired to the commercial bank account you designated on your Account Application Form.


 . One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

 .  REDEMPTIONS FROM YOUR IRA ACCOUNT MAY NOT BE MADE BY TELEPHONE.

Can I redeem on a systematic basis?

If you have an account value of at least $10,000, you may elect to receive monthly, quarterly or annual payments of not less than $100 each. This $10,000 minimum does not apply to minimum required distributions from your One Group IRA or other qualifying retirement plan.

 .  Select the "Systematic Withdrawal Plan" option on the Account Application
   Form.

 .  Specify the amount you wish to receive and the frequency of the payments.

 .  You may designate a person other than yourself as the payee.

 .  There is no fee for this service.


 .  If you select this option, please keep in mind that:

 1. It may not be in your best interest to buy additional Class A shares while participating in a Systematic Withdrawal Plan. This is because Class A shares have an up-front sales charge.

 2. If you own Class B or Class C shares, you or your designated payee may receive systematic payments. The applicable Class B or Class C sales charge is waived provided your withdrawals do not exceed 10% of a Fund's value annually, measured from the date you begin participating in the Plan. SHARES RECEIVED FROM DIVIDEND AND CAPITAL GAINS REINVESTMENT ARE INCLUDED IN CALCULATING THE 10%. WITHDRAWALS IN EXCESS OF 10% WILL SUBJECT THE ENTIRE ANNUAL WITHDRAWAL TO THE APPLICABLE SALES LOAD.



 3. If you are age 70 1/2, you may elect to receive payments to the extent that the payment represents a minimum required distribution from a One Group IRA or other One Group qualifying retirement plan. Only One Group assets are considered when calculating your minimum required distribution.

 4. If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

 . Generally, all redemptions will be for cash. However, if you redeem shares worth $500,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which

------
  59

-----------------
 it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.



 . Due to the relatively high cost of maintaining small accounts, One Group reserves the right to either charge a sub-minimum account fee of $10 or redeem all shares and close the account if, due to redemptions or exchanges, your account value falls below the minimum required balance. For information on minimum required balances, please read, "How Do I Open An Account?"


No CDSC will be charged on such redemptions.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

 .  One Group may suspend your ability to redeem when:

 1.  Trading on the New York Stock Exchange ("NYSE") is restricted.

 2.  The NYSE is closed (other than weekend and holiday closings).

 3.  The SEC has permitted a suspension.

 4.  An emergency exists.

The Statement of Additional Information offers more details about this process.

 . You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

------
60
     one group(R)

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[GRAPHIC]





Privacy Policy


--------------------------------------------------------------------------------



One Group Mutual Funds understands that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.


Key Definitions

This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:


 . Consumer -- an individual who applies for or obtains a financial product or service from One Group Mutual Funds for personal, family or household purposes, including individuals who don't have a continuing relationship with One Group Mutual Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representatives, but do not invest in One Group Mutual Funds.


 .  Customer -- a consumer who has a continuing relationship with One Group
   Mutual Funds through record ownership of fund shares.


 . Nonpublic personal information -- any personally identifiable financial information about a consumer that is obtained by One Group Mutual Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory listing is an example of public information.


Collection of Nonpublic Personal Information

We collect information to service your account, to protect you from fraud and to make available products and services that may be of interest to you. We collect nonpublic personal information about you from the following sources:


 . Information we receive from you on applications or other forms, on our website or through other means;


 . Information we receive from you through transactions, correspondence and other communications with us; and


 . Information we otherwise obtain from you in connection with providing you a financial product or service.


Information Sharing with Non-Affiliated Third Parties

We do not share any nonpublic personal information about our customers or former customers with anyone, except as required or permitted by law. This means we may disclose all of the information we collect, as described above, to companies who help us maintain and service your account. For instance, we will share information with


------
  61
the transfer agent for One Group Mutual Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas or as described in the following section.


Information Sharing with Joint Marketers

We also may share the information described above in COLLECTION OF NONPUBLIC PERSONAL INFORMATION with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint marketing agreements. However, we only provide information about you to that broker-dealer or financial intermediary from whom you purchased your One Group shares. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.



Children's Online Privacy Act Disclosure

From our website, One Group Mutual Funds does not knowingly collect or use personal information from children under the age of 13 without obtaining verifiable consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.


Security

For your protection, One Group Mutual Funds maintains security standards and procedures that we continually update to safeguard against unauthorized disclosure of information or access to information about you.


We restrict access to nonpublic personal information about you to those individuals who need to know that information to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.


One Group Mutual Funds' Privacy Commitment

One Group Mutual Funds is committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.onegroup.com.


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[GRAPHIC]



Shareholder Information


--------------------------------------------------------------------------------
Voting Rights

The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective, or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.

--------------------------------------------------------------------------------
Dividend Policies

DIVIDENDS. The Funds generally declare dividends on the last business day of each month. Dividends are distributed on the first business day of each month. Capital gains, if any, for all Funds are distributed at least annually. To maintain a relatively even rate of distributions from the Treasury & Agency Fund, the monthly distributions for that Fund may be fixed from time to time at rates consistent with Banc One Investment Advisors' long-term earnings expectations.

The Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment.

DIVIDEND REINVESTMENT. You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payments in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

If you elect to receive distributions in cash and the U.S. Postal Service twice returns your check to One Group as "undeliverable", your check will be credited back to your One Group account and all future distributions will be reinvested in One Group shares.


If you want to change the way in which you receive dividends and distributions, you must write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street. You also may call 1-800-480-4111 to make this change.

SPECIAL DIVIDEND RULES FOR CLASS B SHARES. Class B shares received as dividends and capital gains distributions will be accounted for separately. Each time any Class B shares (other than those in the sub-account) convert to Class A shares, a percentage of the Class B shares in the sub-account will also convert to Class A shares. (See "Conversion Feature.")

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  63

--------------------------------------------------------------------------------
Tax Treatment
Of Shareholders


Taxation of Shareholder Transactions

A sale, exchange or redemption of Fund shares generally will produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

Taxation of Distributions

Each Fund will distribute substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses) and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) on at least an annual basis. Dividends you receive from a Fund, whether reinvested or received in cash, will be taxable to you. Dividends from a Fund's net investment income will be taxable as ordinary income and distributions from a Fund's long-term capital gains will be taxable to you as such, regardless of how long you have held the shares. Distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment (and thus were included in the price you paid). A Fund may produce taxable capital gains even if it does not have income to distribute and performance has been poor.


Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.

Taxation of Zero Coupon Securities

Some of the Funds may acquire certain securities issued with original issue discount (including zero-coupon securities). Current federal tax law requires that a holder (such as a Fund) of such a security must include in taxable income a portion of the original issue discount which accrues during the tax year on such security even if a Fund receives no payment in cash on the security during the year. As an investment company, a Fund must pay out substantially all of its net investment income each year, including any original issue discount. Accordingly, a Fund may be required to pay out in income distribution each year an amount which is greater than the total amount of cash interest a Fund actually received. Such distributions will be made from the cash assets of a Fund or by liquidation of investments if necessary. If a distribution of cash necessitates the liquidation of investments, Banc One Investment Advisors or the Sub-Advisor will select which securities to sell and a Fund may realize a gain or loss from those sales. In the event a Fund realizes net capital gains from these transactions, you may receive a larger capital gain distribution, if any, than you would in the absence of such transactions.

Taxation of Retirement Plans

Distributions by the Funds to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual as described in "Taxation of Distributions." If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of making such an investment.

Tax Information

The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you


------
64
are responsible for verifying your tax liability with your tax professional. For additional tax information see the Statement of Additional Information. Please note that this tax discussion is general in nature. No attempt has been made to present a complete explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders.

--------------------------------------------------------------------------------

Shareholder Statements
and Reports

One Group or your Shareholder Servicing Agent will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. One Group will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Shareholder Servicing Agent may have a different cut-off time.

To reduce expenses and conserve natural resources, One Group will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or One Group reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and One Group will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.onegroup.com and sign up for electronic delivery.

If you are the record owner of your One Group shares (that is, you did not use a Shareholder Servicing Agent to buy your shares), you may access your account statements at www.onegroup.com.

In March and September, you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write One Group Mutual Funds at 1111 Polaris Parkway, Columbus, OH 43271-1235, call 1-800-480-4111 or visit www.onegroup.com.

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     one group(R)

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[GRAPHIC]






Management of One Group Mutual Funds

--------------------------------------------------------------------------------
The Advisor

Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual corporate, charitable and retirement accounts. As of June 30, 2001, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $132 billion in assets.


--------------------------------------------------------------------------------

The Sub-Advisor

Banc One High Yield Partners, LLC (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211), is the sub-advisor to the High Yield Bond Fund and the Income Bond Fund. Banc One High Yield Partners was formed in June 1998 to provide investment advisory services related to high-yield, high-risk investments to the High Yield Bond Fund and other advisory clients. Banc One High Yield Partners is controlled by Banc One Investment Advisors and Pacholder Associates, Inc. As of June 30, 2001, Banc One High Yield Partners had approximately $520 million in assets under management.


--------------------------------------------------------------------------------

Advisory Fees

Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each year. For the most recent fiscal year, the Funds paid advisory fees at the following rates:

--------------------------------------------------------------------------------

                                                   ANNUAL RATE
                                                 AS PERCENTAGE OF
FUND                                         AVERAGE DAILY NET ASSETS
One Group(R) Ultra Short-Term Bond Fund                .28%
---------------------------------------------------------------------
One Group(R) Short-Term Bond Fund                      .32%
---------------------------------------------------------------------
One Group(R) Intermediate Bond Fund                    .37%
---------------------------------------------------------------------
One Group(R) Bond Fund                                 .39%
---------------------------------------------------------------------
One Group(R) Income Bond Fund/1/                       .41%
---------------------------------------------------------------------
One Group(R) Government Bond Fund                      .43%
---------------------------------------------------------------------
One Group(R) Treasury & Agency Fund                    .20%
---------------------------------------------------------------------
One Group(R) High Yield Bond Fund/1/                   .60%
---------------------------------------------------------------------
One Group(R) Mortgage-Backed Securities
 Fund/2/                                                 NA
---------------------------------------------------------------------


1 Includes fees paid by Banc One Investment Advisors to Banc One High Yield
  Partners, the sub-advisor to the High Yield Bond Fund and the Income Bond
  Fund.


2 One Group Mortgage-Backed Securities Fund began operations after June 30,
  2000 and does not have a full year of investment advisory fees. Under the investment advisory agreement with the Fund, Banc One Investment Advisors Corporation is entitled to a fee, calculated daily and paid monthly, equal to .35% of the average daily net assets of the Fund.


------
66

--------------------------------------------------------------------------------
The Fund Managers

The Funds are managed by teams of Fund managers and research analysts. The Fund managers work together to establish general duration, sector and yield curve strategies for the Funds. Each team member makes recommendations about securities to be purchased and sold in the Funds. The research analysts provide individual security and sector recommendations regarding their area of focus while the Fund managers select and allocate individual securities in a manner designed to meet the investment objectives of the Fund.


--------------------------------------------------------------------------------
Banc One High Yield Partners -- Prior Performance of Pacholder Associates, Inc.


Banc One High Yield Partners was formed as a limited liability company under an agreement between Banc One Investment Advisors and Pacholder Associates, Inc. Under the Agreement, Pacholder is responsible for providing portfolio management services on behalf of Banc One High Yield Partners. Pacholder is also responsible for advising the Pacholder High Yield Fund, Inc. (formerly known as the Pacholder Fund, Inc.), a closed-end fund through a limited liability company known as Pacholder & Company, LLC./1/

The following table shows historical performance of the Pacholder High Yield Fund, a fund with substantially similar investment objectives, policies, strategies and risks to the High Yield Bond Fund as measured against specified market indices. The information for the Pacholder High Yield Fund is provided to show the past performance of Pacholder in managing a substantially similar fund. This information does not represent the performance of the High Yield Bond Fund. You should not consider this performance data as an indication of future performance of the High Yield Bond Fund or the Pacholder High Yield Fund. The first column shows the performance of the High Yield Bond Fund for the period from November 13, 1998, through September 30, 2001.


With the exception of 1995 and 1998, the expense ratio of the Pacholder High Yield Fund has been higher than the expense ratio of the High Yield Bond Fund. The expense ratio has an impact on the total return that shareholders in the fund would realize. Unlike the High Yield Bond Fund, the Pacholder High Yield Fund pays a performance based investment advisory fee. With the exception of investment advisory fees paid in 1991, 1995, and 1998, the Pacholder High Yield Fund's investment advisory fees have been higher than the contractual advisory fees of the High Yield Bond Fund.

Unlike the High Yield Bond Fund, the Pacholder High Yield Fund is a closed-end fund that has issued both common and preferred stock. Holders of preferred stock in the Pacholder Fund are entitled to fixed rate distributions. The first column shows the return of the High Yield Bond Fund. The second column shows the NAV return realized by holders of common shares in the Pacholder High Yield Fund after distributions were made to preferred shareholders. The third column shows the NAV return that would have been realized if preferred shares had not been issued. The fourth and fifth columns compare the performance of the Pacholder High Yield Fund to specified market indices.

/1/Prior to August 21, 1998, Pacholder was responsible for advising the Pacholder Fund through a partnership known as Pacholder & Company.

------
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

HISTORICAL PERFORMANCE

--------------------------------------------------------------------------------


                                PACHOLDER HIGH YIELD FUND
                            ---------------------------------
                                             TOTAL RETURN
                                               ASSUMING                        CREDIT SUISSE
                               COMMON        COMMON STOCK      CREDIT SUISSE   FIRST BOSTON
                            SHAREHOLDER'S  IS NOT LEVERAGED    FIRST BOSTON  HIGH YIELD INDEX,
                HIGH YIELD  RETURN BASED  THROUGH ISSUANCE OF   HIGH YIELD       DEVELOPED
                BOND FUND     ON NAV/2/   PREFERRED STOCK/3/     INDEX/4/    COUNTRIES ONLY/5/
                ----------  ------------- -------------------  ------------- -----------------
1989/6/                            NA               NA                NA              NA
----------------------------------------------------------------------------------------------
1990                           -0.87%           -0.87%/2/,/7/     -6.38%               *
----------------------------------------------------------------------------------------------
1991                           36.71%           36.71%/2/,/7/     43.75%               *
----------------------------------------------------------------------------------------------
1992                           18.78%           19.38%            16.66%               *
----------------------------------------------------------------------------------------------
1993                           20.27%           18.40%            18.91%               *
----------------------------------------------------------------------------------------------
1994                            0.72%            2.21%            -0.97%               *
----------------------------------------------------------------------------------------------
1995                           10.68%           10.41%            17.38%               *
----------------------------------------------------------------------------------------------
1996                           20.40%           16.63%            12.42%               *
----------------------------------------------------------------------------------------------
1997                           15.44%           12.00%            12.63%               *
----------------------------------------------------------------------------------------------
1998                           -3.19%           -0.45%             0.58%               *
----------------------------------------------------------------------------------------------
1998/8/           1.13%                                                                *
----------------------------------------------------------------------------------------------
1999              3.26%/9/      2.56%            3.77%             3.28%           2.26%
----------------------------------------------------------------------------------------------
2000
----------------------------------------------------------------------------------------------
2001
----------------------------------------------------------------------------------------------
1 YR Average
 Annual
 Return/12/
----------------------------------------------------------------------------------------------
3 YR Average
 Annual
 Return/12/                                                                            *
----------------------------------------------------------------------------------------------
5 YR Average
 Annual
 Return/12/                                                                            *
----------------------------------------------------------------------------------------------
Average Annual
 Return since
 1990/6/,/12/                                                                          *
----------------------------------------------------------------------------------------------


 /1/Performance information is provided net of expenses. The net investment performance represents total return, assuming reinvestment of all dividends and proceeds from capital transactions.

 /2/Return to holders of common shares of the Pacholder High Yield Fund after distribution of dividends to preferred shareholders. Performance was derived using the method for calculating the total return of a closed-end fund as required by SEC Form N-2. The returns through December 31, 2000, were audited by the Pacholder High Yield Fund's independent auditor in conjunction with the audit of the Pacholder High Yield Fund. As a closed-end fund, the Pacholder High Yield Fund is not required to redeem shares. As a result, it may be fully invested, hold more illiquid securities, and have a greater potential for gain or loss than the High Yield Bond Fund.

 /3/Adjusts total return to show what shareholders would have received if the Pacholder High Yield Fund's common stock was not leveraged through the issuance of preferred stock. Assumes no distribution of dividends to preferred shareholders and that all shareholders in the Pacholder High Yield Fund hold common stock.

 /4/The Credit Suisse First Boston (CSFB) High Yield Index is an unmanaged index comprised of securities that are selected primarily on the basis of size, liquidity and diversification to be representative of the high yield bond market. The CSFB High Yield Index was formerly named the CSFB Global High Yield Index. The benchmark index for the Pacholder High Yield Fund changed from the CSFB First Boston High Yield Index to the Credit Suisse First Boston (CSFB) High Yield Index, Developed Countries Only in order to better reflect the investment policies of the Fund for comparison purposes.


 /5/The Credit Suisse First Boston (CSFB) High Yield Index, Developed Countries
    Only is an unmanaged index (and a subindex of the CSFB High Yield Index) which contains only the issues of issuers from developed countries, excluding the issues of issuers from developing countries. The CSFB High Yield Index, Developed Countries Only was formerly named the CSFB Domestic Plus High Yield Index.

 /6/The Pacholder High Yield Fund commenced operation on November 23, 1988.
    However, the Pacholder High Yield Fund was not managed with substantially similar investment objectives to the High Yield Bond Fund in 1988 and 1989. Beginning in the first quarter of 1990, the Pacholder High Yield Fund was managed with substantially similar investment objectives to the High Yield Bond Fund.
 /7/No preferred stock was issued prior to April 6, 1992.
 /8/For the period from November 13, 1998, through December 31, 1998. Returns have not been annualized. Class I shares only.
 /9/Class I shares only.

/10/For the period from January 1, 2001, through September 30, 2001. Returns have not been annualized. Class I shares only.


/11/For the period from January 1, 2001, through September 30, 2001. Returns have not been annualized.


/12/Through September 30, 2001.

*  Index did not exist.

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     one group(R)

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Financial Highlights




The Financial Highlights tables are intended to help you understand the Funds' performance for the last five years or the period of the Funds' operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information for the Funds has been audited by PricewaterhouseCoopers LLP and other independent accountants. PricewaterhouseCoopers' report, along with the Funds' financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.



                                              YEAR ENDED JUNE 30,
                                    ------------------------------------------
ULTRA SHORT-TERM BOND FUND CLASS A   2001    2000     1999     1998     1997
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                     $  9.77  $  9.87  $  9.87  $  9.78
-------------------------------------------------------------------------------
Investment Activities:
 Net investment income                         0.55     0.52     0.56     0.58
 Net realized and unrealized gains
  (losses) from investments                   (0.04)   (0.10)   (0.01)    0.09
-------------------------------------------------------------------------------
Total from Investment Activities               0.51     0.42     0.55     0.67
-------------------------------------------------------------------------------
Distributions:
 Net investment income                        (0.55)   (0.52)   (0.55)   (0.58)
Total Distributions                           (0.55)   (0.52)   (0.55)   (0.58)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $  9.73  $  9.77  $  9.87  $  9.87
-------------------------------------------------------------------------------
Total Return (Excludes Sales
 Charge)                                      5.40%    4.40%    5.75%    7.00%
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)          $23,352  $24,300  $24,747  $29,643
 Ratio of expenses to average net
  assets                                      0.65%    0.57%    0.54%    0.61%
 Ratio of net investment income to
  average net assets                          5.66%    5.37%    5.66%    5.78%
 Ratio of expenses to average net
  assets*                                     1.12%    1.14%    1.15%    1.17%
 Portfolio turnover(a)                       32.68%   38.70%   41.15%   70.36%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                                              YEAR ENDED JUNE 30,
                                      ---------------------------------------
CLASS B                                 2001    2000    1999    1998    1997
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $ 9.72  $ 9.81  $ 9.81  $ 9.76
------------------------------------------------------------------------------
Investment Activities:
 Net investment income                           0.51    0.48    0.52    0.54
 Net realized and unrealized gains
  (losses) from investments                     (0.04)  (0.10)  (0.01)   0.05
------------------------------------------------------------------------------
Total from Investment Activities                 0.47    0.38    0.51    0.59
------------------------------------------------------------------------------
Distributions:
 Net investment income                          (0.51)  (0.47)  (0.51)  (0.54)
Total Distributions                             (0.51)  (0.47)  (0.51)  (0.54)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $ 9.68  $ 9.72  $ 9.81  $ 9.81
------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)            4.91%   3.99%   5.32%   6.22%
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)             $7,206  $6,124  $4,531  $2,818
 Ratio of expenses to average net
  assets                                        1.15%   1.03%   0.99%   1.07%
 Ratio of net investment income to
  average net assets                            5.24%   4.93%   5.23%   5.18%
 Ratio of expenses to average net
  assets*                                       1.77%   1.76%   1.75%   1.81%
 Portfolio turnover(a)                         32.68%  38.70%  41.15%  70.36%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

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[GRAPHIC]



Financial Highlights




                                             YEAR ENDED JUNE 30,
                                   ------------------------------------------
SHORT-TERM BOND FUND CLASS A        2001    2000     1999     1998     1997
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                    $ 10.39  $ 10.50  $ 10.46  $ 10.41
------------------------------------------------------------------------------
Investment Activities:
 Net investment income                        0.57     0.57     0.61     0.61
 Net realized and unrealized gains
  (losses) from investments                  (0.11)   (0.11)    0.04     0.05
------------------------------------------------------------------------------
Total from Investment Activities              0.46     0.46     0.65     0.66
------------------------------------------------------------------------------
Distributions:
 Net investment income                       (0.57)   (0.57)   (0.61)   (0.61)
Total Distributions                          (0.57)   (0.57)   (0.61)   (0.61)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $ 10.28  $ 10.39  $ 10.50  $ 10.46
------------------------------------------------------------------------------
Total Return (Excludes Sales
 Charge)                                     4.55%    4.41%    6.32%    6.47%
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)         $21,834  $21,450  $15,582  $20,055
 Ratio of expenses to average net
  assets                                     0.78%    0.78%    0.78%    0.76%
 Ratio of net investment income to
  average net assets                         5.52%    5.30%    5.77%    5.81%
 Ratio of expenses to average net
  assets*                                    1.16%    1.16%    1.17%    1.16%
 Portfolio turnover(a)                      25.93%   37.22%   56.99%   66.61%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                                                YEAR ENDED JUNE 30,
                                         -------------------------------------
CLASS B                                   2001   2000    1999    1998    1997
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $10.46  $10.57  $10.53  $10.49
-------------------------------------------------------------------------------
Investment Activities:
 Net investment income                            0.52    0.53    0.58    0.55
 Net realized and unrealized gains
  (losses) from investments                      (0.11)  (0.11)   0.04    0.04
-------------------------------------------------------------------------------
Total from Investment Activities                  0.41    0.42    0.62    0.59
-------------------------------------------------------------------------------
Distributions:
 Net investment income                           (0.52)  (0.53)  (0.58)  (0.55)
Total Distributions                              (0.52)  (0.53)  (0.58)  (0.55)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $10.35  $10.46  $10.57  $10.53
-------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)             4.00%   4.02%   5.98%   5.74%
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)              $4,636  $5,047  $4,851  $4,920
 Ratio of expenses to average net assets         1.28%   1.14%   1.11%   1.20%
 Ratio of net investment income to
  average net assets                             4.98%   4.96%   5.44%   5.21%
 Ratio of expenses to average net
  assets*                                        1.80%   1.65%   1.64%   1.81%
 Portfolio turnover(a)                          25.93%  37.22%  56.99%  66.61%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
70
     one group(R)

     -------------------
[GRAPHIC]



Financial Highlights




                         YEAR ENDED JUNE 30,                     YEAR ENDED DECEMBER 31,
INTERMEDIATE BOND FUND   -------------------    SIX MONTHS ENDED -------------------------
CLASS A                   2001       2000       JUNE 30, 1999(A)  1998     1997     1996
-------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD              $      10.28      $  10.61     $ 10.47  $ 10.29  $ 10.37
-------------------------------------------------------------------------------------------
Investment Activities:
 Net investment income                    0.59          0.30        0.61     0.62     0.64
 Net realized and
  unrealized gains
  (losses) from
  investments                            (0.21)        (0.33)       0.14     0.18    (0.07)
-------------------------------------------------------------------------------------------
Total from Investment
 Activities                               0.38         (0.03)       0.75     0.80     0.57
-------------------------------------------------------------------------------------------
Distributions:
 Net investment income                   (0.59)        (0.30)      (0.61)   (0.62)   (0.65)
Total Distributions                      (0.59)        (0.30)      (0.61)   (0.62)   (0.65)
-------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                           $      10.07      $  10.28     $ 10.61  $ 10.47  $ 10.29
-------------------------------------------------------------------------------------------
Total Return (Excludes
 Sales Charge)                           3.86%       (0.27)%(b)    7.37%    8.04%    5.65%
RATIOS/SUPPLEMENTARY
 DATA:
 Net assets at end of
  period (000)                    $    157,577      $124,940     $88,072  $42,343  $18,324
 Ratio of expenses to
  average net assets                     0.83%         0.84%(c)    0.91%    0.86%    0.79%
 Ratio of net investment
  income to average net
  assets                                 5.87%         5.87%(c)    5.77%    6.01%    6.17%
 Ratio of expenses to
  average net assets*                    1.16%         1.02%(c)    0.91%    0.86%    0.79%
 Portfolio turnover(d)                   6.08%         9.24%      50.32%   31.66%   31.62%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Upon reorganizing as a fund of One Group Mutual Funds, the One Group Intermediate Bond Fund merged into the Pegasus Intermediate Bond Fund to become the One Group Intermediate Bond Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Intermediate Bond Fund.
  (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                   YEAR ENDED     SEPTEMBER 23,
                         YEAR ENDED JUNE 30,                      DECEMBER 31,       1996 TO
                         --------------------    SIX MONTHS ENDED --------------  DECEMBER 31,
CLASS B                    2001       2000       JUNE 30, 1999(A)  1998    1997      1996(B)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD               $      10.18      $ 10.50      $10.38  $10.20     $10.00
-----------------------------------------------------------------------------------------------
Investment Activities:
 Net investment income                     0.53         0.27        0.47    0.55       0.15
 Net realized and
  unrealized gains
  (losses) from
  investments                             (0.21)       (0.32)       0.18    0.17       0.20
-----------------------------------------------------------------------------------------------
Total from Investment
 Activities                                0.32        (0.05)       0.65    0.72       0.35
-----------------------------------------------------------------------------------------------
Distributions:
 Net investment income                    (0.53)       (0.27)      (0.53)  (0.54)     (0.15)
Total Distributions                       (0.53)       (0.27)      (0.53)  (0.54)     (0.15)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                            $       9.97      $ 10.18      $10.50  $10.38     $10.20
-----------------------------------------------------------------------------------------------
Total Return (Excludes
 Sales Charge)                            3.23%      (0.46%)(c)    6.44%   7.32%      3.50%(c)
RATIOS/SUPPLEMENTARY
 DATA:
 Net assets at end of
  period (000)                     $     37,460      $37,681      $  857  $  385     $  122
 Ratio of expenses to
  average net assets                      1.48%        1.50%(d)    1.66%   1.61%      1.60%(d)
 Ratio of net investment
  income to average net
  assets                                  5.26%        5.15%(d)    5.02%   5.26%      1.52%(d)
 Ratio of expenses to
  average net assets*                     1.81%        1.91%(d)    1.66%   1.61%      1.60%(d)
 Portfolio turnover(e)                    6.08%        9.24%      50.32%  31.66%     31.62%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Upon reorganizing as a fund of One Group Mutual Funds, the One Group Intermediate Bond Fund merged into the Pegasus Intermediate Bond Fund to become the One Group Intermediate Bond Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Intermediate Bond Fund.
  (B) Period from commencement of operations. (C) Not annualized. (D) Annualized. (E) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
  71
     one group(R)

     -------------------

FINANCIAL HIGHLIGHTS

Intermediate Bond Fund

                                      YEAR ENDED JUNE 30,     MARCH 22, 1999 TO
                                      --------------------    JUNE 30, 1999(A)
CLASS C                                 2001       2000
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $      10.18       $ 10.38
-------------------------------------------------------------------------------
Investment Activities:
 Net investment income                                  0.53          0.15
 Net realized and unrealized gains
  (losses) from investments                            (0.20)        (0.20)
-------------------------------------------------------------------------------
Total from Investment Activities                        0.33         (0.05)
-------------------------------------------------------------------------------
Distributions:
 Net investment income                                 (0.53)        (0.15)
Total Distributions                                    (0.53)        (0.15)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $       9.98       $ 10.18
-------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                   3.33%        (0.51%)(b)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)              $     33,087       $16,650
 Ratio of expenses to average net
  assets                                               1.49%         1.50%(c)
 Ratio of net investment income to
  average net assets                                   5.30%         5.18%(c)
 Ratio of expenses to average net
  assets*                                              1.82%         2.13%(c)
 Portfolio turnover(d)                                 6.08%         9.24%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized.
  (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
72
     one group(R)

     -------------------
[GRAPHIC]



Financial Highlights




                                                SIX MONTHS
                         YEAR ENDED JUNE 30,      ENDED       YEAR ENDED DECEMBER 31,
                         -------------------     JUNE 30,    ---------------------------
BOND FUND CLASS A         2001       2000        1999(A)       1998      1997     1996
---------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD              $      10.34   $  10.78    $  10.59  $  10.27  $ 10.45
---------------------------------------------------------------------------------------------
Investment Activities:
 Net investment income                    0.62       0.34        0.61      0.63     0.67
 Net realized and
  unrealized gains
  (losses) from
  investments                            (0.26)     (0.44)       0.21      0.32    (0.18)
---------------------------------------------------------------------------------------------
Total from Investment
 Activities                               0.36      (0.10)       0.82      0.95     0.49
---------------------------------------------------------------------------------------------
Distributions:
 Net investment income                   (0.62)     (0.34)      (0.63)    (0.63)   (0.67)
Total Distributions                      (0.62)     (0.34)      (0.63)    (0.63)   (0.67)
---------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                           $      10.08   $  10.34    $  10.78  $  10.59  $ 10.27
---------------------------------------------------------------------------------------------
Total Return (Excludes
 Sales Charge)                           3.68%    (0.98)%(b)    7.92%     9.65%    4.98%
RATIOS/SUPPLEMENTARY
 DATA:
 Net assets at end of
  period (000)                    $    143,421   $180,058    $226,261  $125,515  $46,977
 Ratio of expenses to
  average net assets                     0.85%      0.86%(c)    0.89%     0.86%    0.78%
 Ratio of net investment
  income to average net
  assets                                 6.15%      6.39%(c)    5.85%     6.16%    6.59%
 Ratio of expenses to
  average net assets*                    1.16%      0.97%(c)    0.89%     0.86%    0.78%
 Portfolio turnover(d)                  16.19%     10.89%      34.69%    17.60%   24.92%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Bond Fund became the One Group Bond Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Bond Fund. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                                               SIX MONTHS     YEAR ENDED      AUGUST 26,
                         YEAR ENDED JUNE 30,     ENDED       DECEMBER 31,      1996 TO
                         -------------------    JUNE 30,     --------------  DECEMBER 31,
CLASS B                    2001      2000       1999(A)       1998    1997     1996(B)
-----------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD              $     10.34   $ 10.78      $10.59  $10.27     $10.00
-----------------------------------------------------------------------------------------
Investment Activities:
 Net investment income                   0.56      0.30        0.47    0.56       0.21
 Net realized and
  unrealized gains
  (losses) from
  investments                           (0.26)    (0.44)       0.27    0.32       0.27
-----------------------------------------------------------------------------------------
Total from Investment
 Activities                              0.30     (0.14)       0.74    0.88       0.48
-----------------------------------------------------------------------------------------
Distributions:
 Net investment income                  (0.56)    (0.30)      (0.55)  (0.56)     (0.21)
Total Distributions                     (0.56)    (0.30)      (0.55)  (0.56)     (0.21)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                           $     10.08   $ 10.34      $10.78  $10.59     $10.27
-----------------------------------------------------------------------------------------
Total Return (Excludes
 Sales Charge)                          3.01%    (1.35%)(c)   7.16%   8.91%      4.81%(c)
RATIOS/SUPPLEMENTARY
 DATA:
 Net assets at end of
  period (000)                    $    18,808   $13,812      $9,074  $3,394     $  280
 Ratio of expenses to
  average net assets                    1.50%     1.57%(d)    1.64%   1.61%      1.59%(d)
 Ratio of net investment
  income to average net
  assets                                5.52%     5.69%(d)    5.10%   5.41%      3.01%(d)
 Ratio of expenses to
  average net assets*                   1.81%     1.70%(d)    1.64%   1.61%      1.59%(d)
 Portfolio turnover(e)                 16.19%    10.89%      34.69%  17.60%     24.92%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Bond Fund became the One Group Bond Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Bond Fund. (B) Period from commencement of operations. (C) Not annualized. (D) Annualized. (E) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
  73
     one group(R)

     -------------------

FINANCIAL HIGHLIGHTS

Bond Fund

                                                                  MARCH 22,
                                            YEAR ENDED JUNE 30,    1999 TO
                                            -------------------   JUNE 30,
CLASS C                                       2001      2000       1999(A)
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $     10.38   $ 10.59
------------------------------------------------------------------------------
Investment Activities:
 Net investment income                                      0.56      0.17
 Net realized and unrealized gains (losses)
  from investments                                         (0.24)    (0.21)
------------------------------------------------------------------------------
Total from Investment Activities                            0.32     (0.04)
------------------------------------------------------------------------------
Distributions:
 Net investment income                                     (0.56)    (0.17)
Total Distributions                                        (0.56)    (0.17)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $     10.14   $ 10.38
------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                       3.19%    (0.35%)(b)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)                   $     2,118   $   455
 Ratio of expenses to average net assets                   1.50%     1.47%(c)
 Ratio of net investment income to average
  net assets                                               5.56%     5.66%(c)
 Ratio of expenses to average net assets*                  1.82%     1.69%(c)
 Portfolio turnover(d)                                    16.19%    10.89%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized.
  (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
74
     one group(R)

     -------------------
[GRAPHIC]



Financial Highlights




                                                SIX MONTHS
                          YEAR ENDED JUNE 30,     ENDED       YEAR ENDED DECEMBER 31,
                          -------------------    JUNE 30,     --------------------------
INCOME BOND FUND CLASS A    2001      2000       1999(A)       1998     1997      1996
-----------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD               $      7.68   $  8.09      $  8.00  $  7.84  $   8.18
-----------------------------------------------------------------------------------------
Investment Activities:
 Net investment income                    0.46      0.21         0.44     0.48      0.41
 Net realized and
  unrealized gains
  (losses) from
  investments                            (0.18)    (0.34)        0.14     0.17     (0.25)
-----------------------------------------------------------------------------------------
Total from Investment
 Activities                               0.28     (0.13)        0.58     0.65      0.16
-----------------------------------------------------------------------------------------
Distributions:
 Net investment income                   (0.46)    (0.22)       (0.44)   (0.47)    (0.40)
 Net realized gains
  (losses)                                  -      (0.06)       (0.05)   (0.02)    (0.10)
Total Distributions                      (0.46)    (0.28)       (0.49)   (0.49)    (0.50)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                            $      7.50   $  7.68      $  8.09  $  8.00  $   7.84
-----------------------------------------------------------------------------------------
Total Return (Excludes
 Sales Charge)                           3.80%    (1.62%)(b)    7.44%    8.58%     2.75%

RATIOS/SUPPLEMENTARY
 DATA:
 Net assets at end of
  period (000)                     $    28,677   $31,603      $15,785  $ 7,832  $  8,798
 Ratio of expenses to
  average net assets                     0.88%     0.87%(c)     0.90%    0.87%     0.84%
 Ratio of net investment
  income to average net
  assets                                 6.11%     5.37%(c)     5.57%    5.83%     5.75%
 Ratio of expenses to
  average net assets*                    1.16%     1.16%(c)     0.90%    0.87%     0.90%
 Portfolio turnover(D)                  25.10%    20.55%       41.69%   38.70%   103.93%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Upon reorganizing as a fund of One Group Mutual Funds, the One Group Income Bond Fund merged into the Pegasus Multi Sector Bond Fund to become the One Group Income Bond Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Multi Sector Bond Fund. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.



                                               SIX MONTHS    YEAR ENDED DECEMBER
                         YEAR ENDED JUNE 30,     ENDED               31,
                         -------------------    JUNE 30,    -----------------------
CLASS B                    2001      2000       1999(A)      1998    1997    1996
------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD              $      7.71   $  8.13     $ 8.00  $ 7.85  $  8.18
------------------------------------------------------------------------------------
Investment Activities:
 Net investment income                   0.41      0.18       0.39    0.42     0.45
 Net realized and
  unrealized gains
  (losses) from
  investments                           (0.18)    (0.34)      0.14    0.17    (0.23)
------------------------------------------------------------------------------------
Total from Investment
 Activities                              0.23     (0.16)      0.53    0.59     0.22
------------------------------------------------------------------------------------
Distributions:
 Net investment income                  (0.41)    (0.20)     (0.35)  (0.42)   (0.45)
 Net realized gains
  (losses)                                 -      (0.06)     (0.05)  (0.02)   (0.10)
Total Distributions                     (0.41)    (0.26)     (0.40)  (0.44)   (0.55)
------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                           $      7.53   $  7.71     $ 8.13  $ 8.00  $  7.85
------------------------------------------------------------------------------------
Total Return (Excludes
 Sales Charge)                          3.11%   (2.07)%(B)   6.74%   7.75%    2.09%
RATIOS/SUPPLEMENTARY
 DATA:
 Net asset at end of
  period (000)                    $    13,036   $16,309     $  638  $  533  $   502
 Ratio of expenses to
  average net assets                    1.52%     1.52%(C)   1.65%   1.62%    1.58%
 Ratio of net investment
  income to average net
  assets                                5.42%     5.05%(C)   4.80%   5.08%    5.01%
 Ratio of expenses to
  average net assets*                   1.81%     2.01%(C)   1.65%   1.62%    1.67%
 Portfolio turnover(D)                 25.10%     20.55%    41.69%  38.70%  103.93%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Upon reorganizing as a fund of One Group Mutual Funds, the One Group Income Bond Fund merged into the Pegasus Multi Sector Bond Fund to become the One Group Income Bond Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Multi Sector Bond Fund. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


------
  75
     one group(R)

     -------------------

FINANCIAL HIGHLIGHTS

Income Bond Fund

                                                                  MAY 30,
                                                                  2000 TO
                                                                  JUNE 30,
CLASS C                                                      2001 2000(A)
----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $  7.40
----------------------------------------------------------------------------
Investment Activities:
 Net investment income                                               0.04
 Net realized and unrealized gains (losses) from investments         0.14
----------------------------------------------------------------------------
Total from Investment Activities                                     0.18
----------------------------------------------------------------------------
Distributions:
 Net investment income                                              (0.04)
Total Distributions                                                 (0.04)
----------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $  7.54
----------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                2.37%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)                                $   128
 Ratio of expenses to average net assets                            1.51%(c)
 Ratio of net investment income to average net assets               5.90%(c)
 Ratio of expenses to average net assets*                           1.77%(c)
 Portfolio turnover(d)                                             25.10%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (A) Period from commencement of operations. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
76
     one group(R)

     -------------------
[GRAPHIC]



Financial Highlights




                                              YEAR ENDED JUNE 30,
                                      ---------------------------------------
GOVERNMENT BOND FUND CLASS A          2001  2000     1999     1998     1997
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $  9.73  $ 10.11  $  9.69  $  9.56
------------------------------------------------------------------------------
Investment Activities:
 Net investment income                        0.57     0.56     0.58     0.60
 Net realized and unrealized gains
  (losses) from investments and
  futures                                    (0.18)   (0.38)    0.42     0.13
------------------------------------------------------------------------------
Total from Investment Activities              0.39     0.18     1.00     0.73
------------------------------------------------------------------------------
Distributions:
 Net investment income                       (0.57)   (0.56)   (0.58)   (0.60)
Total Distributions                          (0.57)   (0.56)   (0.58)   (0.60)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $  9.55  $  9.73  $ 10.11  $  9.69
------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)         4.17%    1.69%   10.54%    7.83%
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)         $43,935  $42,819  $31,548  $34,727
 Ratio of expenses to average net
  assets                                     0.87%    0.87%    0.87%    0.87%
 Ratio of net investment income to
  average net assets                         5.93%    5.52%    5.80%    6.20%
 Ratio of expenses to average net
  assets*                                    1.01%    1.00%    1.02%    1.03%
 Portfolio turnover(a)                      25.30%   80.86%   91.49%   60.53%


* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                                              YEAR ENDED JUNE 30,
                                      ---------------------------------------
CLASS B                               2001  2000     1999     1998     1997
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $  9.74  $ 10.11  $  9.69  $  9.56
------------------------------------------------------------------------------
Investment Activities:
 Net investment income                        0.51     0.49     0.52     0.54
 Net realized and unrealized gains
  (losses) from investments and
  futures                                    (0.19)   (0.37)    0.42     0.13
------------------------------------------------------------------------------
Total from Investment Activities              0.32     0.12     0.94     0.67
------------------------------------------------------------------------------
Distributions:
 Net investment income                       (0.51)   (0.49)   (0.52)   (0.54)
Total Distributions                          (0.51)   (0.49)   (0.52)   (0.54)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $  9.55  $  9.74  $ 10.11  $  9.69
------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)         3.39%    1.14%    9.86%    7.14%
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)         $43,077  $53,384  $20,922  $11,729
 Ratio of expenses to average net
  assets                                     1.52%    1.52%    1.52%    1.52%
 Ratio of net investment income to
  average net assets                         5.30%    4.86%    5.14%    5.55%
 Ratio of expenses to average net
  assets*                                    1.66%    1.65%    1.67%    1.68%
 Portfolio turnover(a)                      25.30%   80.86%   91.49%   60.53%


* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
  77
     one group(R)

     -------------------

FINANCIAL HIGHLIGHTS

Government Bond Fund

                                                                  MARCH 22,
                                            YEAR ENDED JUNE 30,    1999 TO
                                            -------------------   JUNE 30,
CLASS C                                       2001      2000       1999(A)
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $      9.74   $ 10.03
------------------------------------------------------------------------------
Investment Activities:
 Net investment income                                      0.51      0.14
 Net realized and unrealized gains (losses)
  from investments and futures                             (0.19)    (0.29)
------------------------------------------------------------------------------
Total from Investment Activities                            0.32     (0.15)
------------------------------------------------------------------------------
Distributions:
 Net investment income                                     (0.51)    (0.14)
Total Distributions                                        (0.51)    (0.14)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $      9.55   $  9.74
------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                       3.39%    (1.54%)(b)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)                   $     3,130   $ 1,102
 Ratio of expenses to average net assets                   1.52%     1.52%(c)
 Ratio of net investment income to average
  net assets                                               5.36%     5.06%(c)
 Ratio of expenses to average net assets*                  1.66%     1.65%(c)
 Portfolio turnover(d)                                    25.30%    80.86%


* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (A) Period from commencement of operations. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
78
     one group(R)

     -------------------
[GRAPHIC]



Financial Highlights




                                                                   JANUARY 20,
                                       YEAR ENDED JUNE 30,           1997 TO
                                   ------------------------------   JUNE 30,
TREASURY & AGENCY FUND CLASS A     2001  2000     1999     1998      1997(A)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                 $  9.81  $ 10.09  $  9.98    $ 10.00
-------------------------------------------------------------------------------
Investment Activities:
 Net investment income                     0.55     0.54     0.63       0.29
 Net realized and unrealized gains
  (losses) from investments               (0.14)   (0.21)    0.16      (0.02)
-------------------------------------------------------------------------------
Total from Investment Activities           0.41     0.33     0.79       0.27
-------------------------------------------------------------------------------
Distributions:
 Net investment income                    (0.55)   (0.54)   (0.63)     (0.29)
 Net realized gains (losses)              (0.02)   (0.07)   (0.05)        -
Total Distributions                       (0.57)   (0.61)   (0.68)     (0.29)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $  9.65  $  9.81  $ 10.09    $  9.98
-------------------------------------------------------------------------------
Total Return (Excludes Sales
 Charge)                                  4.27%    3.30%    8.10%      2.78%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)      $39,655  $72,941  $35,213    $    94
 Ratio of expenses to average net
  assets                                  0.63%    0.60%    0.58%      0.71%(c)
 Ratio of net investment income to
  average net assets                      5.62%    5.30%    5.87%      6.47%(c)
 Ratio of expenses to average net
  assets*                                 0.99%    1.00%    0.98%      1.15%(c)
 Portfolio turnover(d)                   30.02%   76.73%   41.60%     54.44%


* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (A) Period from commencement of operations. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                                                                   JANUARY 20,
                                       YEAR ENDED JUNE 30,           1997 TO
                                   ------------------------------   JUNE 30,
CLASS B                            2001  2000     1999     1998      1997(A)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                 $  9.81  $ 10.08  $  9.99    $ 10.00
-------------------------------------------------------------------------------
Investment Activities:
 Net investment income                     0.50     0.49     0.58       0.26
 Net realized and unrealized gains
  (losses) from investments               (0.15)   (0.20)    0.14      (0.01)
-------------------------------------------------------------------------------
Total from Investment Activities           0.35     0.29     0.72       0.25
-------------------------------------------------------------------------------
Distributions:
 Net investment income                    (0.50)   (0.49)   (0.58)     (0.26)
 Net realized gains (losses)              (0.02)   (0.07)   (0.05)        -
Total Distributions                       (0.52)   (0.56)   (0.63)     (0.26)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $  9.64  $  9.81  $ 10.08    $  9.99
-------------------------------------------------------------------------------
Total Return (Excludes Sales
 Charge)                                  3.65%    2.89%    7.33%      2.58%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)      $54,322  $69,825  $12,483    $    80
 Ratio of expenses to average net
  assets                                  1.13%    1.10%    1.08%      1.23%(c)
 Ratio of net investment income to
  average net assets                      5.14%    4.79%    5.39%      6.30%(c)
 Ratio of expenses to average net
  assets*                                 1.64%    1.64%    1.63%      1.81%(c)
 Portfolio turnover(d)                   30.02%   76.73%   41.60%     54.44%


* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (A) Period from commencement of operations. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
  79
     one group(R)

     -------------------



Financial Highlights




                                                  YEAR ENDED
                                                   JUNE 30,
                                                               NOVEMBER 13,
                                                                 1998 TO
                                                                 JUNE 30,
HIGH YIELD BOND FUND CLASS A                     2001  2000      1999(A)
---------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  9.86    $ 10.00
---------------------------------------------------------------------------
Investment Activities:
 Net investment income                                   0.87       0.49
 Net realized and unrealized gains (losses) from
  investments                                           (0.97)     (0.14)
---------------------------------------------------------------------------
Total from Investment Activities                        (0.10)      0.35
---------------------------------------------------------------------------
Distributions:
 Net investment income                                  (0.87)     (0.49)
Total Distributions                                     (0.87)     (0.49)
---------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $  8.89    $  9.86
---------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                   (1.00%)     3.53%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)                    $ 9,860    $11,405
 Ratio of expenses to average net assets                1.13%      1.13%(c)
 Ratio of net investment income to average net
  assets                                                9.28%      8.46%(c)
 Ratio of expenses to average net assets*               1.38%      1.43%(c)
 Portfolio turnover(d)                                 35.14%     28.02%


* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized.
  (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                                                  YEAR ENDED
                                                   JUNE 30,
                                                               NOVEMBER 13,
                                                                 1998 TO
                                                                 JUNE 30,
CLASS B                                          2001  2000      1999(A)
---------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  9.88    $ 10.00
---------------------------------------------------------------------------
Investment Activities:
 Net investment income                                   0.81       0.45
 Net realized and unrealized gains (losses) from
  investments                                           (0.97)     (0.12)
---------------------------------------------------------------------------
Total from Investment Activities                        (0.16)      0.33
---------------------------------------------------------------------------
Distributions:
 Net investment income                                  (0.81)     (0.45)
Total Distributions                                     (0.81)     (0.45)
---------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $  8.91    $  9.88
---------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                  (1.64)%      3.30%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)                    $ 6,565    $ 3,748
 Ratio of expenses to average net assets                1.77%      1.77%(c)
 Ratio of net investment income to average net
  assets                                                8.66%      7.69%(c)
 Ratio of expenses to average net assets*               2.02%      2.06%(c)
 Portfolio turnover(d)                                 35.14%     28.02%


* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized.
  (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
80
     one group(R)

     -------------------

FINANCIAL HIGHLIGHTS

High Yield Bond Fund

                                                  YEAR ENDED
                                                   JUNE 30,
                                                               MARCH 22,
                                                                1999 TO
                                                               JUNE 30,
CLASS C                                          2001  2000     1999(A)
---------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  9.87   $ 10.14
---------------------------------------------------------------------------
Investment Activities:
 Net investment income                                   0.81      0.22
 Net realized and unrealized gains (losses) from
  investments                                           (0.97)    (0.27)
---------------------------------------------------------------------------
Total from Investment Activities                        (0.16)    (0.05)
---------------------------------------------------------------------------
Distributions:
 Net investment income                                  (0.81)    (0.22)
Total Distributions                                     (0.81)    (0.22)
---------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $  8.90   $  9.87
---------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                   (1.66%)   (0.56%)(b)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)                    $ 2,121   $     9
 Ratio of expenses to average net assets                1.78%     1.76%(c)
 Ratio of net investment income to average net
  assets                                                8.82%     7.84%(c)
 Ratio of expenses to average net assets*               2.03%     2.08%(c)
 Portfolio turnover(d)                                 35.14%    28.02%


* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized.
  (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
  81
     one group(R)


     -------------------

FINANCIAL HIGHLIGHTS


Mortgage-Backed Securities Fund



------
82
     one group(R)

     -------------------

Appendix A

--------------------------------------------------------------------------------
Investment Practices


The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information.

Following the table is a more complete discussion of risk.

-----------------------------------

                        FUND NAME  FUND CODE
 -------------------------------------------
    One Group(R) Ultra Short-Term
                             Bond       1
 -------------------------------------------
     One Group(R) Short-Term Bond
                             Fund       2
 -------------------------------------------
   One Group(R) Intermediate Bond
                             Fund       3
 -------------------------------------------
           One Group(R) Bond Fund       4
 -------------------------------------------
    One Group(R) Income Bond Fund       5
 -------------------------------------------
     One Group(R) Government Bond
                             Fund       6
 -------------------------------------------
   One Group(R) Treasury & Agency
                             Fund       7
 -------------------------------------------
     One Group(R) High Yield Bond
                             Fund       8
 -------------------------------------------
     One Group(R) Mortgage-Backed
                  Securities Fund       9
 -------------------------------------------


                                                            FUND      RISK
INSTRUMENT                                                  CODE      TYPE
-------------------------------------------------------------------------------

U.S. Treasury Obligations: Bills, notes, bonds, STRIPS and  1-9       Market
CUBES.
-------------------------------------------------------------------------------

Treasury Receipts: TRs, TIGRs and CATS.                     1-9       Market
-------------------------------------------------------------------------------

U.S. Government Agency Securities: Securities issued by     1-9       Market
agencies and instrumentalities of the U.S. government.                Credit
These include all types of securities issued by Ginnie
Mae, Fannie Mae and Freddie Mac including funding notes
and subordinated benchmark notes.
-------------------------------------------------------------------------------
Certificates of Deposit: Negotiable instruments with a      1-5, 8, 9 Market
stated maturity.                                                      Credit
                                                                      Liquidity
-------------------------------------------------------------------------------
Time Deposits: Non-negotiable receipts issued by a bank in  1-5, 8, 9 Liquidity
exchange for the deposit of funds.                                    Credit
                                                                      Market
-------------------------------------------------------------------------------
Repurchase Agreements: The purchase of a security and the   1-9       Credit
simultaneous commitment to return the security to the                 Market
seller at an agreed upon price on an agreed upon date.                Liquidity
This is treated as a loan.
-------------------------------------------------------------------------------


------
  83

                                                        FUND         RISK
INSTRUMENT                                              CODE         TYPE
-------------------------------------------------------------------------------

Reverse Repurchase Agreements: The sale of a security   1-9          Market
and the simultaneous commitment to buy the security                  Leverage
back at an agreed upon price on an agreed upon date.
This is treated as a borrowing by a Fund.
-------------------------------------------------------------------------------

Securities Lending: The lending of up to 33 1/3% of     1-9          Credit
the Fund's total assets. In return, the Fund will                    Market
receive cash, other securities, and/or letters of                    Leverage
credit as collateral.
-------------------------------------------------------------------------------

When-Issued Securities and Forward Commitments:         1-9          Market
Purchase or contract to purchase securities at a fixed               Leverage
price for delivery at a future date.                                 Liquidity
                                                                     Credit
-------------------------------------------------------------------------------

Investment Company Securities: Shares of other mutual   1-9          Market
funds, including One Group money market funds and
shares of other money market mutual funds for which
Banc One Investment Advisors or its affiliates serve
as investment advisor or administrator. The Treasury &
Agency Fund and the Government Bond Fund will only
purchase shares of investment companies which invest
exclusively in U.S. Treasury and other U.S. agency
obligations. Banc One Investment Advisors will waive
certain fees when investing in funds for which it
serves as investment advisor.
-------------------------------------------------------------------------------

Convertible Securities: Bonds or preferred stock that   1, 3-5, 8, 9 Market
convert to common stock.                                             Credit
-------------------------------------------------------------------------------

Call and Put Options: A call option gives the buyer     1-6, 8, 9    Management
the right to buy, and obligates the seller of the                    Liquidity
option to sell, a security at a specified price at a                 Credit
future date. A put option gives the buyer the right to               Market
sell, and obligates the seller of the option to buy, a               Leverage
security at a specified price at a future date. The
Funds will sell only covered call and secured put
options.
-------------------------------------------------------------------------------

Futures and Related Options: A contract providing for   1-6, 8, 9    Management
the future sale and purchase of a specified amount of                Market
a specified security, class of securities, or an index               Credit
at a specified time in the future and at a specified                 Liquidity
price.                                                               Leverage
-------------------------------------------------------------------------------

Real Estate Investment Trusts ("REITs"): Pooled         2-5, 8, 9    Liquidity
investment vehicles which invest primarily in income                 Management
producing real estate or real estate related loans or                Market
interest.                                                            Regulatory
                                                                     Tax
                                                                     Prepayment
-------------------------------------------------------------------------------


------
84

                                                           FUND      RISK
INSTRUMENT                                                 CODE      TYPE
-------------------------------------------------------------------------------

Bankers' Acceptances: Bills of exchange or time drafts     1-5, 8, 9 Credit
drawn on and accepted by a commercial bank. Maturities               Liquidity
are generally six months or less.                                    Market
-------------------------------------------------------------------------------

Commercial Paper: Secured and unsecured short-term         1-5, 8, 9 Credit
promissory notes issued by corporations and other                    Liquidity
entities. Maturities generally vary from a few days to               Market
nine months.
-------------------------------------------------------------------------------

Foreign Securities: Securities issued by foreign           1-5, 8, 9 Market
companies, as well as commercial paper of foreign issuers            Political
and obligations of foreign banks, overseas branches of               Liquidity
U.S. banks and supranational entities.                               Foreign
                                                                     Investment
-------------------------------------------------------------------------------

Restricted Securities: Securities not registered under     1-5, 8, 9 Liquidity
the Securities Act of 1933, such as privately placed                 Market
commercial paper and Rule 144A securities.
-------------------------------------------------------------------------------

Variable and Floating Rate Instruments: Obligations with   1-9       Credit
interest rates which are reset daily, weekly, quarterly              Liquidity
or some other period and which may be payable to the Fund            Market
on demand.
-------------------------------------------------------------------------------

Warrants: Securities, typically issued with preferred      5, 8      Market
stock or bonds, that give the holder the right to buy a              Credit
proportionate amount of common stock at a specified
price.
-------------------------------------------------------------------------------

Preferred Stock: A class of stock that generally pays a    1-5, 8, 9 Market
dividend at a specified rate and has preference over
common stock in the payment of dividends and in
liquidation.
-------------------------------------------------------------------------------

Mortgage-Backed Securities: Debt obligations secured by    1-9       Prepayment
real estate loans and pools of loans. These include                  Market
collateralized mortgage obligations ("CMOs") and Real                Credit
Estate Mortgage Investment Conduits ("REMICs").                      Regulatory
-------------------------------------------------------------------------------

Corporate Debt Securities: Corporate bonds and non-        1-5, 8, 9 Market
convertible debt securities.                                         Credit
-------------------------------------------------------------------------------

Demand Features: Securities that are subject to puts and   1-5, 8, 9 Market
standby commitments to purchase the securities at a fixed            Liquidity
price (usually with accrued interest) within a fixed                 Management
period of time following demand by a Fund.
-------------------------------------------------------------------------------


------
  85

                                                           FUND      RISK
INSTRUMENT                                                 CODE      TYPE
-------------------------------------------------------------------------------

Asset-Backed Securities: Securities secured by company     1-5, 8, 9 Prepayment
receivables, home equity loans, truck and auto loans,                Market
leases, credit card receivables and other securities                 Credit
backed by other types of receivables or other assets.                Regulatory
-------------------------------------------------------------------------------

Mortgage Dollar Rolls: A transaction in which a Fund       1-9       Prepayment
sells securities for delivery in a current month and                 Market
simultaneously contracts with the same party to                      Regulatory
repurchase similar but not identical securities on a
specified future date.
-------------------------------------------------------------------------------

Adjustable Rate Mortgage Loans ("ARMs"): Loans in a        1-9       Prepayment
mortgage pool which provide for a fixed initial mortgage             Market
interest rate for a specified period of time, after which            Credit
the rate may be subject to periodic adjustments.                     Regulatory
-------------------------------------------------------------------------------

Swaps, Caps and Floors: A Fund may enter into these        1-6, 8, 9 Management
transactions to manage its exposure to changing interest             Credit
rates and other factors. Swaps involve an exchange of                Liquidity
obligations by two parties. Caps and floors entitle a                Market
purchaser to a principal amount from the seller of the
cap or floor to the extent that a specified index exceeds
or falls below a predetermined interest rate or amount.
-------------------------------------------------------------------------------
New Financial Products: New options and futures contracts  1-6, 8, 9 Management
and other financial products continue to be developed and            Credit
the Funds may invest in such options, contracts and                  Market
products.                                                            Liquidity
-------------------------------------------------------------------------------
Structured Instruments: Debt securities issued by          1-9       Market
agencies and instrumentalities of the U.S. government,               Liquidity
banks, municipalities, corporations and other businesses             Management
whose interest and/or principal payments are indexed to              Credit
foreign currency exchange rates, interest rates, or one              Foreign
or more other referenced indices.                                    Investment
-------------------------------------------------------------------------------
Municipal Bonds: Securities issued by a state or           1-5, 8, 9 Market
political subdivision to obtain funds for various public             Credit
purposes. Municipal bonds include private activity bonds             Political
and industrial development bonds, as well as General                 Tax
Obligation Notes, Tax Anticipation Notes, Bond                       Regulatory
Anticipation Notes, Revenue Anticipation Notes, Project
Notes, other short-term tax-exempt obligations, municipal
leases, obligations of municipal housing authorities and
single family revenue bonds.
-------------------------------------------------------------------------------


------
86

                                                           FUND      RISK
INSTRUMENT                                                 CODE      TYPE
-------------------------------------------------------------------------------
Zero Coupon Debt Securities: Bonds and other debt that     1-9       Market
pay no interest, but are issued at a discount from their             Zero
value at maturity. When held to maturity, their entire               Coupon
return equals the difference between their issue price
and their maturity value.
-------------------------------------------------------------------------------
Zero-Fixed-Coupon Debt Securities: Zero coupon debt        1-9       Credit
securities which convert on a specified date to interest             Market
bearing debt securities.                                             Zero
                                                                     Coupon
-------------------------------------------------------------------------------
Stripped Mortgage-Backed Securities: Derivative multi-     1-6, 8, 9 Prepayment
class mortgage securities usually structured with two                Market
classes of shares that receive different proportions of              Credit
the interest and principal from a pool of mortgage-backed            Regulatory
obligations. These include IOs and POs.
-------------------------------------------------------------------------------
Inverse Floating Rate Instruments: Leveraged variable      1-6, 8, 9 Market
rate debt instruments with interest rates that reset in              Leverage
the opposite direction from the market rate of interest              Credit
to which the inverse floater is indexed.
-------------------------------------------------------------------------------
Loan Participations and Assignments: Participations in,    1-5, 8, 9 Credit
or assignments of all or a portion of loans to                       Political
corporations or to governments, including governments of             Liquidity
the less developed countries ("LDCs").                               Foreign
                                                                     Investment
                                                                     Market
-------------------------------------------------------------------------------
Fixed Rate Mortgage Loans: Investments in fixed rate       1-9       Credit
mortgage loans or mortgage pools which bear simple                   Prepayment
interest at fixed annual rates and have short to long                Regulatory
term final maturities.                                               Market
-------------------------------------------------------------------------------
Short-Term Funding Agreements: Funding agreements issued   1-5, 8, 9 Credit
by banks and highly rated U.S. insurance companies such              Liquidity
as Guaranteed Investment Contracts ("GICs") and Bank                 Market
Investment Contracts ("BICs").
-------------------------------------------------------------------------------
Common Stock: Shares of ownership of a company.            8         Market
-------------------------------------------------------------------------------


------
  87

--------------------------------------------------------------------------------

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risks than others.

 . Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

 . Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

  Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

  Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

 . Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

 . Management Risk. The risk that a strategy used by a Fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

 . Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

------
88

 . Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

 . Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

 . Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgages and other obligations are prepaid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.


 . Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

 . Regulatory Risk. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses and state usury laws.

 . Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

------
  89

--------------------------------------------------------------------------------
If you want more information about the Funds, the following documents are free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.

HOW CAN I GET MORE INFORMATION? You can get a free copy of the semi-annual reports or the SAI, request other information or discuss your questions about the Fund by calling 1-800-480-4111 or by writing the Funds at:

ONE GROUP(R) MUTUAL FUNDS
1111 POLARIS PARKWAY
COLUMBUS, OHIO 43271-1235

OR VISITING

WWW.ONEGROUP.COM

You can also review and copy the Funds' reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-202-942-8090.) You can also get reports and other information about the Funds from the EDGAR Database on the SEC's web site at http://www.sec.gov. Copies of this information may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

(Investment Company Act File No. 811-4236)


TOG-F-122
                                                             [LOGO OF ONE GROUP]
for institutional clients


Bond Funds

                    PROSPECTUS
                    Class I Shares

                    November 1, 2001


                                                          [LOGO OF ONE GROUP(R)]

                    One Group(R) Ultra Short-Term Bond Fund
                    One Group(R) Short-Term Bond Fund
                    One Group(R) Intermediate Bond Fund
                    One Group(R) Bond Fund
                    One Group(R) Income Bond Fund
                    One Group(R) Government Bond Fund
                    One Group(R) Treasury & Agency Fund
                    One Group(R) High Yield Bond Fund
                    One Group(R) Mortgage-Backed Securities Fund



                    The Securities and Exchange Commission has not approved or disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                 ---------

Table of
  contents


Fund Summaries: Investments, Risk & Performance
           One Group Ultra Short-Term Bond Fund   1
                                                 ---
                 One Group Short-Term Bond Fund   5
                                                 ---
               One Group Intermediate Bond Fund   9
                                                 ---
                            One Group Bond Fund   14
                                                 ---
                     One Group Income Bond Fund   19
                                                 ---
                 One Group Government Bond Fund   23
                                                 ---
               One Group Treasury & Agency Fund   27
                                                 ---
                 One Group High Yield Bond Fund   32
                                                 ---
      One Group Mortgage-Backed Securities Fund   36
                                                 ---



                  More About the Funds
       Principal Investment Strategies   41
                                        ---
                      Investment Risks   46
                                        ---
                     Portfolio Quality   49
                                        ---
         Temporary Defensive Positions   50
                                        ---
                    Portfolio Turnover   51
                                        ---



How to do Business with One Group Mutual Funds
                        Purchasing Fund Shares   52
                                                ---
                        Exchanging Fund Shares   55
                                                ---
                         Redeeming Fund Shares   56
                                                ---



      Privacy Policy   58
                      ---



           Shareholder Information
                     Voting Rights   60
                                    ---
                 Dividend Policies   60
                                    ---
     Tax Treatment of Shareholders   61
                                    ---
Shareholder Statements and Reports   62
                                    ---



     Management of One Group Mutual Funds
                              The Advisor   63
                                           ---
                          The Sub-Advisor   63
                                           ---
                            Advisory Fees   64
                                           ---
                        The Fund Managers   65
                                           ---
      Banc One High Yield Partners--Prior
Performance of Pacholder Associates, Inc.   65
                                           ---




                  Financial Highlights    68
                                         ---
      Appendix A: Investment Practices    77
                                         ---

                     ----------------------------------------------
  ONE GROUP(R)             Ultra Short-Term Bond Fund
-------------------------------------------------------------------
Fund Summary: Investments, Risk & Performance

What is the goal of the Ultra Short-Term Bond Fund?
The Fund seeks a high level of current income consistent with low volatility of principal by investing in a diversified portfolio of short-term investment grade securities.

What are the Ultra Short-Term Bond Fund's main investment strategies?

The Fund mainly invests in all types of investment grade debt securities (or unrated debt securities which Banc One Investment Advisors determines to be of comparable quality), including mortgage-backed securities, asset-backed securi-ties and money market instruments. As part of its main investment strategy, the Fund invests in adjustable rate mortgage pass-through securities and other se-curities representing an interest in or secured by mortgages with periodic in-terest rate resets. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and tech-nical nature of the transaction. For more information about the Ultra Short-Term Bond Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What is a bond?

A "bond" is a debt security with a maturity of ninety days or more at the time of its issuance issued by the U.S. government or its agencies and instrumental-ities, a corporation, a foreign corporation, or a municipality, securities is-sued or guaranteed by a foreign government or its agencies and instrumentali-ties, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, con-vertible bonds, stripped government securities and zero coupon obligations.

What are the main risks of investing in the Ultra Short-Term Bond Fund?
The main risks of investing in the Ultra Short-Term Bond Fund and the circum-stances likely to adversely affect your investment are described below. The share price of the Ultra Short-Term Bond Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Ultra Short-Term Bond Fund. For additional informa-tion on risk, please read "Investment Risks."

MAIN RISKS

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in inter-est rates. If rates increase, the value of a Fund's investments generally de-clines. On the other hand, if rates fall, the value of the investments gener-ally increases. Your investment will decline in value if the value of the Fund's investments decreases.

                                       1
----

  Fund Summary             Ultra Short-Term Bond Fund
---------------------------
Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usual-ly, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk. There is a risk that issuers and counterparties will not make pay-ments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securi-ties held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect a security's liquidity and make it difficult for the Fund to sell the security.

Prepayment and Call Risk. As part of its main investment strategy, the Fund in-vests in mortgage-backed and asset-backed securities. The issuers of these se-curities and other callable securities may be able to repay principal in ad-vance, especially when interest rates fall. Changes in prepayment rates can af-fect return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for se-curities with higher interest rates, resulting in an unexpected capital loss.

Derivative Risk. The Fund invests in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the perfor-mance of underlying assets or securities. If the underlying assets do not per-form as expected, the value of the derivative security and your investment in the Fund may decline. Derivatives generally are more volatile and are riskier in terms of both liquidity and value than traditional investments.


Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                       2
----

  Fund Summary             Ultra Short-Term Bond Fund
---------------------------
How has the Ultra Short-Term Bond Fund performed?
By showing the variability of the Ultra Short-Term Bond Fund's performance from year to year, the chart and the table below help show the risk of investing in the Fund. Please remember that the past performance of the Ultra Short-Term Bond Fund is not necessarily an indication of how the Fund will perform in the future.

Bar Chart (per calendar year)/1/ -- Class I Shares

--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [GRAPH]

                        1994             1.94%
                        1995             6.98%
                        1996             6.14%
                        1997             6.64%
                        1998             5.33%
                        1999             4.54%
                        2000             7.61%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's total return was %.


--------------------------------------------------------------------------------

Best Quarter: 2.30% 4Q2000   Worst Quarter: 0.18% 2Q1994

--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual re-turns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2000

--------------------------------------------------------------------------------

                                                                  performance
                                         inception                      since
                                     date of class 1 year 5 years      2/2/93
-----------------------------------------------------------------------------
Class I                                     2/2/93 7.61%   6.04%        5.40%
-----------------------------------------------------------------------------
Lehman Short 9-12 Month US Treasury
 Index                                             6.76%   5.81%        5.48%
-----------------------------------------------------------------------------
Merrill Lynch 1 Year Treasury Bill
 Index/2/                                          6.77%   5.62%        5.25%
-----------------------------------------------------------------------------
Lipper Ultra Short Fund Index/3/                   6.98%   5.68%          *
-----------------------------------------------------------------------------


/1/The Lehman Short 9-12 Month US Treasury Index is an unmanaged index which includes aged U.S. Treasury Notes and Bonds with a remaining maturity from nine up to (but not including) twelve months it excludes zero coupon strips. The performance of the in-dex does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses. The benchmark index for the Ultra Short-Term Bond Fund has changed to the Lehman Short 9-12 Month US Treasury Index because the Merrill Lynch 1 Year Treasury Bill Index has been discontinued.


/2/The Merrill Lynch 1 Year Treasury Bill Index is an unmanaged index which reflects the total return of a hypothetical Trea-sury bill with a discount rate equal to the average rate estab-lished at each of the auctions during a given year. The perfor-mance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the de-duction of these expenses.




/3/The Lipper Ultra Short Fund Index is typically comprised of the 30 largest mutual funds that invest at least 65% of their assets in investment grade debt issues, or better, and maintain a portfolio dollar-weighted average maturity between 91 and 365 days.

* Index did not exist.


                                       3
----

  Fund Summary             Ultra Short-Term Bond Fund
---------------------------


Fees and Expenses

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


fund operating expenses
-----------------------------------------------------
(expenses that are deducted from Fund
assets)                                       class i
-----------------------------------------------------
Investment Advisory Fees                        .55%
-----------------------------------------------------
Other Expenses                                  .20%
-----------------------------------------------------
Total Annual Fund Operating Expenses            .75%
-----------------------------------------------------
Fee Waiver [and/or Expense Reimbursement]/1/   (.30%)
-----------------------------------------------------
Net Expenses                                    .45%
-----------------------------------------------------




/1/Banc One Investment Advisors Corporation and the Administrator have contrac-tually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .45% for Class I shares for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples

--------------------------------------------------------------------------------

             1 year/1/            3 years                   5 years                   10 years
             ---------------------------------------------------------------------------------
                $46                $214                      $396                       $924
             ---------------------------------------------------------------------------------

/1/Without contractual fee waivers, 1 Year expenses would be $79.

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                                       4
----

                     --------------------------------------
  ONE GROUP(R)             Short-Term Bond Fund
------------------------------------------------------------
Fund Summary: Investments, Risk & Performance

What is the goal of the Short-Term Bond Fund?
The Fund seeks current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.

What are the Short-Term Bond Fund's main investment strategies?

The Fund mainly invests in investment grade debt securities (or unrated debt securities which Banc One Investment Advisors determines to be of comparable quality) with short to intermediate remaining maturities. These include U.S. government obligations, and mortgage-backed and asset-backed securities. Banc One Investment Advisors selects securities for the Fund by analyzing both indi-vidual securities and different market sectors. Banc One Investment Advisors looks for market sectors and individual securities that it believes will per-form well over time. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Short-Term Bond Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strat-egies."


What is a bond?

A "bond" is a debt security with a maturity of ninety days or more at the time of its issuance issued by the U.S. government or its agencies and instrumental-ities, a corporation, a foreign corporation, or a municipality, securities is-sued or guaranteed by a foreign government or its agencies and instrumentali-ties, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, stripped government securities and zero coupon obligations.


What are the main risks of investing in the Short-Term Bond Fund?
The main risks of investing in the Short-Term Bond Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Short-Term Bond Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Short-Term Bond Fund. For additional information on risk, please read "In-vestment Risks."

MAIN RISKS

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in inter-est rates. If rates increase, the value of a Fund's investments generally de-clines. On the other hand, if rates fall, the value of the investments gener-ally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your invest-ment.

                                       5
----

                     -------------------------------------
  Fund Summary             Short-Term Bond Fund
-----------------------------------------------------------

Credit Risk. There is a risk that issuers and counterparties will not make pay-ments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securi-ties held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect a security's liquidity and make it difficult for the Fund to sell the security.


Prepayment and Call Risk. As part of its main investment strategy, the Fund in-vests in mortgage-backed and asset-backed securities. The issuers of these se-curities and other callable securities may be able to repay principal in ad-vance, especially when interest rates fall. Changes in prepayment rates can af-fect return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for se-curities with higher interest rates, resulting in an unexpected capital loss.

Derivative Risk. The Fund invests in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the perfor-mance of underlying assets or securities. If the underlying assets do not per-form as expected, the value of the derivative security and your investment in the Fund may decline. Derivatives generally are more volatile and are riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the Short-Term Bond Fund performed?


By showing the variability of the Short-Term Bond Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. Please remember that the past performance of the Short-Term Bond Fund is not necessarily an indication of how the Fund will perform in the future.


                                       6
----

  Fund Summary             Short-Term Bond Fund
--------------------------


Bar Chart (per calendar year)/1/--Class I Shares

--------------------------------------------------------------------------------
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [GRAPH]

                        1991            13.43%
                        1992             6.03%
                        1993             6.84%
                        1994            -0.33%
                        1995            11.85%
                        1996             4.31%
                        1997             6.29%
                        1998             6.80%
                        1999             3.05%
                        2000             7.67%


1 For the period from January 1, 2001, through September 30, 2001, the Fund's total return was %.


--------------------------------------------------------------------------------
Best Quarter: 4.43% 4Q1991   Worst Quarter: -0.86% 1Q1994
--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual re-turns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2000


--------------------------------------------------------------------------------

                                                                    Performance
                                inception                              since
                              date of class 1 year 5 years 10 years   9/4/90
-------------------------------------------------------------------------------
Class I                          9/4/90     7.67%   5.61%   6.53%      6.69%
-------------------------------------------------------------------------------
Lehman Brothers 1-3 Year
 Government/Credit Index/1/                 8.08%   5.98%   6.48%      6.67%
-------------------------------------------------------------------------------
Lipper Short U.S. Government
 Fund Index/2/                              7.91%   5.57%   6.03%      6.22%
-------------------------------------------------------------------------------


/1/The Lehman Brothers 1-3 Year Government/Credit Index is an unmanaged index with a broad measure of the performance of short-term government and corpo-rate fixed-rate debt issues. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the de-duction of these expenses.




/2/The Lipper Short U.S. Government Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.



                                       7
----

  Fund Summary             Short-Term Bond Fund
---------------------------
Fees and Expenses

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


annual fund operating expenses
---------------------------------------------------
(expenses that are deducted from Fund
assets)                                     class i
---------------------------------------------------
Investment Advisory Fees                      .60%
---------------------------------------------------
Other Expenses                                .21%
---------------------------------------------------
Total Annual Fund Operating Expenses          .81%
---------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/   (.26%)
---------------------------------------------------
Net Expenses                                  .55%
---------------------------------------------------




/1/Banc One Investment Advisors Corporation and the Administrator have contrac-tually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .55% for Class I shares for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples

--------------------------------------------------------------------------------

             1 year/1/            3 years                   5 years                   10 years
             ---------------------------------------------------------------------------------
                $56                $233                      $424                       $977
             ---------------------------------------------------------------------------------

/1/ Without contractual fee waivers, 1 Year expenses would be $83.

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                                       8
----

                     ----------------------------------------
  ONE GROUP(R)             Intermediate Bond Fund
--------------------------------------------------------------
Fund Summary: Investments, Risk & Performance

What is the goal of the Intermediate Bond Fund?
The Fund seeks current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

What are the Intermediate Bond Fund's main investment strategies?

The Fund mainly invests in investment grade debt securities of all types (or unrated debt securities which Banc One Investment Advisors determines to be of comparable quality) including bonds, notes and U.S. government obligations with intermediate maturities. These include mortgage-backed and asset-backed securi-ties. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors look for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors select individual se-curities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Intermediate Bond Fund's in-vestment strategies, please read "More About the Funds" and "Principal Invest-ment Strategies."


What is a bond?

A "bond" is a debt security with a maturity of ninety days or more at the time of its issuance issued by the U.S. government or its agencies and instrumental-ities, a corporation, a foreign corporation, or a municipality, securities is-sued or guaranteed by a foreign government or its agencies and instrumentali-ties, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, con-vertible bonds, stripped government securities and zero coupon obligations.

What are the main risks of investing in the Intermediate Bond Fund?
The main risks of investing in the Intermediate Bond Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Intermediate Bond Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Intermediate Bond Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in inter-est rates. If rates increase, the value of a Fund's investments generally de-clines. On the other hand, if rates fall, the value of the investments gener-ally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your invest-ment.

                                       9
----

  Fund Summary             Intermediate Bond Fund
---------------------------

Credit Risk. There is a risk that issuers and counterparties will not make pay-ments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securi-ties held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect a security's liquidity and make it difficult for the Fund to sell the security.


Prepayment and Call Risk. As part of its main investment strategy, the Fund in-vests in mortgage-backed and asset-backed securities. The issuers of these se-curities and other callable securities may be able to repay principal in ad-vance, especially when interest rates fall. Changes in prepayment rates can af-fect return on investment and yield of mortgage-and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for se-curities with higher interest rates, resulting in an unexpected capital loss.

Derivative Risk. The Fund invests in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the perfor-mance of underlying assets or securities. If the underlying assets do not per-form as expected, the value of the derivative security and your investment in the Fund may decline. Derivatives generally are more volatile and are riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

                                       10
----

  Fund Summary             Intermediate Bond Fund
---------------------------

How has the Intermediate Bond Fund performed?
By showing the variability of the Intermediate Bond Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. Please remember that the past performance of the Intermediate Bond Fund is not necessarily an indication of how the Fund will perform in the future.

Bar Chart (per calendar year)/1/ -- Class I Shares

--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [GRAPH]

                        1991            14.78%
                        1992             6.06%
                        1993             8.40%
                        1994            -6.30%
                        1995            19.47%
                        1996             5.74%
                        1997             8.38%
                        1998             7.57%
                        1999             0.62%
                        2000            10.12%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's
  total return was     %. The performance information for One Group Intermedi-
  ate Bond Fund for periods prior to March 22, 1999, reflects the performance of a common trust fund, the predecessor to the Pegasus Intermediate Bond Fund, and the Pegasus Intermediate Bond Fund. The predecessor to the Pegasus Intermediate Bond Fund commenced operations on June 1, 1991, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the predecessor to the Pegasus Intermediate Bond Fund as adjusted to reflect the expenses as-sociated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversi-fication requirements imposed by law on registered mutual funds. If the com-mon trust fund had been registered, its return may have been lower. One Group Intermediate Bond Fund consolidated with the Pegasus Intermediate Bond Fund on March 22, 1999. For financial reporting purposes, the Pegasus Intermediate Bond Fund was considered the accounting survivor.


--------------------------------------------------------------------------------
Best Quarter: 6.10% 2Q1995   Worst Quarter: -2.32% 1Q1994
--------------------------------------------------------------------------------

                                       11
----

  Fund Summary             Intermediate Bond Fund
---------------------------

The Average Annual Total Return Table shows how the Fund's average annual re-turns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2000/1/


--------------------------------------------------------------------------------

             inception                            performance
         date of class 1 year 5 years 10 years since 12/31/83
-------------------------------------------------------------
Class I         6/1/91 10.12%  6.44%   7.28%            8.40%
-------------------------------------------------------------
Lehman Brothers
 Intermediate
 Government/Credit
 Bond Index/2/         10.12%  6.11%   7.36%            8.85%
-------------------------------------------------------------
Lipper Short
 Intermediate U.S.
 Government Index/3/    8.88%  5.40%   6.25%              *
-------------------------------------------------------------


/1/The performance information for One Group Intermediate Bond Fund for periods prior to March 22, 1999, reflects the performance of a common trust fund, the predecessor to the Pegasus Intermediate Bond Fund, and the Pegasus Intermedi-ate Bond Fund. The predecessor to the Pegasus Intermediate Bond Fund com-menced operations on June 1, 1991, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, poli-cies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the predecessor to the Pegasus Intermediate Bond Fund as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations, and diversification requirements im-posed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower. One Group Intermediate Bond Fund consolidated with the Pegasus Intermediate Bond Fund on March 22, 1999. For financial reporting purposes, the Pegasus Intermediate Bond Fund was consid-ered the accounting survivor.
/2/The Lehman Brothers Intermediate Government/Credit Bond Index is an unman-aged index comprised of U.S. government agency and Treasury securities and investment grade corporate bonds. The performance of the index does not re-flect the deduction of expenses associated with a mutual fund, such as in-vestment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.
/3/The Lipper Short Intermediate U.S. Government Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.
* Index did not exist.


                                       12
----

  Fund Summary             Intermediate Bond Fund
---------------------------
Fees and Expenses

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

annual fund operating expenses
---------------------------------------------------
(expenses that are deducted from Fund
assets)                                     class i
---------------------------------------------------
Investment Advisory Fees                      .60%
---------------------------------------------------
Other Expenses                                .21%
---------------------------------------------------
Total Annual Fund Operating Expenses          .81%
---------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/   (.23%)
---------------------------------------------------
Net Expenses                                  .58%
---------------------------------------------------




/1/Banc One Investment Advisors Corporation and the Administrator have contrac-tually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .58% for Class I shares for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples

--------------------------------------------------------------------------------

             1 year/1/            3 years                   5 years                   10 years
             ---------------------------------------------------------------------------------
                $59                $236                      $427                       $980
             ---------------------------------------------------------------------------------

/1/Without contractual fee waivers, 1 Year expenses would be $83.

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                                       13
----

  ONE GROUP(R)             Bond Fund
---------------------------
Fund Summary: Investments, Risk & Performance

What is the goal of the Bond Fund?

The Fund seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.


What are the Bond Fund's main investment strategies?

The Fund invests mainly in investment grade bonds and debt securities (or unrated bonds and debt securities which Banc One Investment Advisors determines to be of comparable quality). These include U.S. government obligations and mortgage-backed and asset-backed securities. Banc One Investment Advisors ana-lyzes four major factors in managing and constructing the Fund: duration, mar-ket sector, maturity concentrations and individual securities. Banc One Invest-ment Advisors looks for market sectors and individual securities that it be-lieves will perform well over time. Banc One Investment Advisors is value ori-ented and selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Bond Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What is a bond?

A "bond" is a debt security with a maturity of ninety days or more at the time of its issuance issued by the U.S. government or its agencies and instrumental-ities, a corporation, a foreign corporation or a municipality, securities is-sued or guaranteed by a foreign government or its agencies and instrumentali-ties, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, con-vertible bonds, stripped government securities and zero coupon obligations.

What are the main risks of investing in the Bond Fund?
The main risks of investing in the Bond Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Bond Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Bond Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in inter-est rates. If rates increase, the value of a Fund's investments generally de-clines. On the other hand, if rates fall, the value of the investments gener-ally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your invest-ment.

Credit Risk. There is a risk that issuers and counterparties will not make pay-ments on securities and repurchase agreements held by the Fund. Such default could

                                       14
----

  Fund Summary             Bond Fund
---------------------------

result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect a security's liquidity and make it difficult for the Fund to sell the security.


Prepayment and Call Risk. As part of its main investment strategy, the Fund in-vests in mortgage-backed and asset-backed securities. The issuers of these se-curities and other callable securities may be able to repay principal in ad-vance, especially when interest rates fall. Changes in prepayment rates can af-fect the return on investment and yield of mortgage- and asset-backed securi-ties. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for the securities with higher interest rates, resulting in an unexpected capital loss.

Derivative Risk. The Fund invests in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the perfor-mance of underlying assets or securities. If the underlying assets do not per-form as expected, the value of the derivative security and your investment in the Fund may decline. Derivatives generally are more volatile and are riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                       15
----

  Fund Summary             Bond Fund
---------------------------

How has the Bond Fund performed?
By showing the variability of the Bond Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. Please remember that the past performance of the Bond Fund is not necessarily an indi-cation of how the Fund will perform in the future.

Bar Chart (per calendar year)/1/ -- Class I Shares

--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                     [GRAPH]

                             1991              15.67%
                             1992               6.57%
                             1993              11.33%
                             1994              -6.91%
                             1995              23.68%
                             1996               5.08%
                             1997               9.92%
                             1998               8.19%
                             1999              -0.87%
                             2000              12.12%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's
  total return was   %. The above quoted performance data also includes the
  performance of a common trust fund, the predecessor to the Pegasus Bond Fund, and the Pegasus Bond Fund for the period prior to the consolidation with the One Group Bond Fund on March 22, 1999. The predecessor to the Pegasus Bond Fund commenced operations on June 1, 1991, subsequent to the transfer of as-sets from a common trust fund with materially equivalent investment objec-tives, policies, guidelines and restrictions as the Fund. The quoted perfor-mance of the Fund includes the performance of the common trust fund for peri-ods prior to the commencement of operations of the predecessor to the Pegasus Bond Fund as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been regis-tered, its return may have been lower.


--------------------------------------------------------------------------------
Best Quarter: 7.61% 2Q1995   Worst Quarter: -2.66% 1Q1994
--------------------------------------------------------------------------------

                                       16
----

  Fund Summary             Bond Fund
---------------------------

The Average Annual Total Return Table shows how the Fund's average annual re-turns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2000/1/


--------------------------------------------------------------------------------

             inception                            performance
         date of class 1 year 5 years 10 years since 12/31/83
-------------------------------------------------------------
Class I         6/1/91 12.12%  6.80%   8.18%            9.44%
-------------------------------------------------------------
Lehman Brothers
 Aggregate Bond
 Index/2/              11.63%  6.46%   7.96%            9.69%
-------------------------------------------------------------
Lipper Intermediate
 U.S. Government
 Index/3/              11.17%  5.80%   6.86%              *
-------------------------------------------------------------

/1/The above quoted performance data also includes the perfor-mance of a common trust fund, the predecessor to the Pegasus Bond Fund, and the Pegasus Bond Fund for the period prior to the consolidation with the One Group Bond Fund on March 22, 1999. The predecessor to the Pegasus Bond Fund commenced opera-tions on June 1, 1991, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the predecessor to the Pegasus Bond Fund as ad-justed to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diver-sification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.
/2/The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of the bond market as a whole. The performance of the index does not reflect the deduction of ex-penses associated with a mutual fund, such as investment man-agement fees. By contrast, the performance of the Fund reflects the deduction of these expenses.
/3/The Lipper Intermediate U.S. Government Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.
* Index did not exist.


                                       17
----

  Fund Summary             Bond Fund
---------------------------

Fees and Expenses

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


annual fund operating expenses
---------------------------------------------------
(expenses that are deducted from Fund
assets)                                     class i
---------------------------------------------------
Investment Advisory Fees                      .60%
---------------------------------------------------
Other Expenses                                .23%
---------------------------------------------------
Total Annual Fund Operating Expenses          .83%
---------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/   (.23%)
---------------------------------------------------
Net Expenses                                  .60%
---------------------------------------------------




/1/Banc One Investment Advisors Corporation and the Administrator have contrac-tually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .60% for Class I shares for the period beginning November 1, 2001, and ending on October 31, 2002.

Examples

--------------------------------------------------------------------------------

             1 year/1/            3 years                   5 years                   10 years
            ----------------------------------------------------------------------------------
                $61                $242                      $438                      $1,004
            ----------------------------------------------------------------------------------

/1/Without contractual fee waivers, 1 Year expenses would be $85.

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if either you redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                                       18
----

                     --------------------------------------------------
  ONE GROUP(R)             Income Bond Fund
--------------------------------------------------------------------------------
Fund Summary: Investments, Risk & Performance

What is the goal of the Income Bond Fund?
The Fund seeks a high level of current income by investing primarily in a di-versified portfolio of high-, medium- and low-grade debt securities.

What are the Income Bond Fund's main investment strategies?

The Fund mainly invests in investment grade debt securities (or unrated debt securities that are determined to be of comparable quality by Banc One Invest-ment Advisors). In addition, the Fund also may invest in bonds, convertible se-curities, preferred stock, loan participations and other debt securities rated below investment grade (i.e., junk bonds.) (The Fund may not invest more than 30% of its total assets in these securities.) The Fund also invests in mort-gage-backed and asset-backed securities. The Fund invests in securities with short to long maturities. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors se-lects individual securities after performing a risk/reward analysis that in-cludes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the In-come Bond Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What is a bond?

A "bond" is a debt security with a maturity of ninety days or more at the time of its issuance issued by the U.S. government or its agencies and instrumental-ities, a corporation, a foreign corporation, or a municipality, securities is-sued or guaranteed by a foreign government or its agencies and instrumentali-ties, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, con-vertible bonds, stripped government securities and zero coupon obligations. A "junk bond" is a debt security that is rated below investment grade. (Junk bonds also include unrated securities that Banc One Investment Advisors be-lieves to be of comparable quality to debt securities that are rated below in-vestment grade.) Junk bonds are also called "high yield bonds" and "non-invest-ment grade bonds." These securities generally are rated in the fifth or lower rating categories (for example, BB or lower by Standard & Poor's Corporation and Ba or lower by Moody's Investors Service, Inc.). These securities generally offer a higher yield than investment grade securities, but involve a high de-gree of risk.


What are the main risks of investing in the Income Bond Fund?
The main risks of investing in the Income Bond Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Income Bond Fund and its yield will change every day in response to in-terest rates and other market conditions. You may lose money if you invest in the Income Bond Fund. For additional information on risk, please read "Invest-ment Risks."

                                       19
----

  Fund Summary             Income Bond Fund
---------------------------

main risks

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in inter-est rates. If rates increase, the value of a Fund's investments generally de-clines. On the other hand, if rates fall, the value of the investments gener-ally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your invest-ment.

Credit Risk. There is a risk that issuers and counterparties will not make pay-ments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securi-ties held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect a security's liquidity and make it difficult for the Fund to sell the security.


Prepayment and Call Risk. As part of its main investment strategy, the Fund in-vests in mortgage-backed and asset-backed securities. The issuers of these se-curities and other callable securities may be able to repay principal in ad-vance, especially when interest rates fall. Changes in prepayment rates can af-fect return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for se-curities with higher interest rates, resulting in an unexpected capital loss.

Portfolio Quality. The Fund may invest in securities that are rated in the low-est investment grade. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities. The Fund also may invest in securities that are rated below investment grade. These securi-ties are considered to be speculative and may be issued by companies which are highly leveraged, less creditworthy or financially distressed.

Derivative Risk. The Fund invests in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the perfor-mance of underlying assets or securities. If the underlying assets do not per-form as expected, the value of the derivative security and your investment in the Fund may decline. Derivatives generally are more volatile and are riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                       20
----

  Fund Summary             Income Bond Fund
---------------------------
How has the Income Bond Fund performed?
By showing the variability of the Income Bond Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. Please remember that the past performance of the Income Bond Fund is not neces-sarily an indication of how the Fund will perform in the future.

Bar Chart (per calendar year)/1/ -- Class I Shares

--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                     [GRAPH]

                             1994              -0.95%
                             1995              17.53%
                             1996               3.14%
                             1997               8.88%
                             1998               7.77%
                             1999              -1.15%
                             2000              10.24%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's
  total return was   %. One Group Income Bond Fund consolidated with the Pega-
  sus Multi-Sector Bond Fund on March 22, 1999. For financial reporting purpos-es, the Pegasus Multi-Sector Bond Fund was the accounting survivor. There-fore, all performance information for One Group Income Bond Fund for periods prior to March 22, 1999, reflects the performance of the Pegasus Multi-Sector Bond Fund.


--------------------------------------------------------------------------------
Best Quarter: 5.88% 2Q1995   Worst Quarter: -1.63% 1Q1996
--------------------------------------------------------------------------------
The Average Annual Total Return Table shows how the Fund's average annual re-turns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2000/1/


--------------------------------------------------------------------------------

                                                                            performance
                                                   inception                      since
                                               date of class 1 year 5 years      3/5/93
---------------------------------------------------------------------------------------
Class I                                           3/5/93     10.24%  5.70%     6.14%
---------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index/2/                      11.63%  6.46%     6.72%
---------------------------------------------------------------------------------------
Lipper Intermediate Investment Grade Index/3/                10.58%  5.86%     6.13%
---------------------------------------------------------------------------------------


1One Group Income Bond Fund consolidated with the Pegasus Multi-Sector Bond Fund on March 22, 1999. For financial reporting pur-poses, the Pegasus Multi-Sector Bond Fund was the accounting sur-vivor. The performance information for One Group Income Bond Fund for periods prior to March 22, 1999, reflects the performance of the Pegasus Multi-Sector Bond Fund.
/2/The Lehman Brothers Aggregate Bond Index is an unmanaged index comprised of U.S. government, mortgage, corporate and asset-backed securities. The performance of the index does not re-flect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the perfor-mance of the Fund reflects the deduction of these expenses.
/3/The Lipper Intermediate Investment Grade Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.


                                       21
----

  Fund Summary             Income Bond Fund
---------------------------
Fees and Expenses

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


annual fund operating expenses
---------------------------------------------------
(expenses that are deducted from Fund
assets)                                     class i
---------------------------------------------------
Investment Advisory Fees                      .60%
---------------------------------------------------
Other Expenses/1/                             .21%
---------------------------------------------------
Total Annual Fund Operating Expenses          .81%
---------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/   (.14%)
---------------------------------------------------
Net Expenses                                  .67%
---------------------------------------------------




/1/Banc One Investment Advisors Corporation and the Administrator have contrac-tually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .67% for Class I shares for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples

--------------------------------------------------------------------------------

             1 year/1/            3 years                   5 years                   10 years
             ---------------------------------------------------------------------------------
                $68                $247                      $440                      $1,000
             ---------------------------------------------------------------------------------

/1/ Without contractual fee waivers, 1 Year expenses would be $84.

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                                       22
----

                     ----------------------------------------
  ONE GROUP(R)             Government Bond Fund
--------------------------------------------------------------
Fund Summary: Investments, Risk & Performance

What is the goal of the Government Bond Fund?
The Fund seeks a high level of current income with liquidity and safety of principal.

What are the Government Bond Fund's main investment strategies?

The Fund limits its investments to securities issued by the U.S. government and its agencies and instrumentalities (e.g., government bonds) or related to secu-rities issued by the U.S. government and its agencies and instrumentalities. The Fund mainly invests in government bonds with intermediate to long remaining maturities. These include mortgage-backed securities. Banc One Investment Advi-sors looks for individual securities that it believes will perform well over market cycles. The Government Bond Fund spreads its holdings across various se-curity types within the government market sector (e.g., U.S. government agency securities and agency mortgage-backed securities). Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that in-cludes an evaluation of interest rate risk and the complex legal and technical structure of the transaction. For more information about the Government Bond Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What is a government bond?

A "government bond" is a debt instrument with a maturity of ninety days or more at the time of its issuance and with principal and interest guaranteed by the U.S. government and its agencies and instrumentalities, as well as stripped government securities and mortgage-related and mortgage-backed securities.


What are the main risks of investing in the Government Bond Fund?
The main risks of investing in the Government Bond Fund and the circumstances likely to adversely affect your investment are described below. Like all non-money market mutual funds, the share price of the Government Bond Fund and its yield will change every day in response market conditions. You may lose money if you invest in the Government Bond Fund. For additional information on risk, please read "Investment Risks."

main risks

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in inter-est rates. If rates increase, the value of a Fund's investments generally de-clines. On the other hand, if rates fall, the value of the investments gener-ally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your invest-ment.

                                       23
----

  Fund Summary             Government Bond Fund
---------------------------

Prepayment and Call Risk. As part of its main investment strategies, the Fund invests in mortgage-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.


Derivative Risk. The Fund invests in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the perfor-mance of underlying assets or securities. If the underlying assets do not per-form as expected, the value of the derivative security and your investment in the Fund may decline. Derivatives generally are more volatile and are riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                       24
----

  Fund Summary             Government Bond Fund
---------------------------
How has the Government Bond Fund performed?
By showing the variability of the Government Bond Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. Please remember that the past performance of the Government Bond Fund is not necessarily an indication of how the Fund will perform in the future.

Bar Chart (per calendar year)/1/--Class I Shares

--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                     [GRAPH]

                             1994              -2.97%
                             1995              18.11%
                             1996               2.59%
                             1997               9.76%
                             1998               8.23%
                             1999              -1.76%
                             2000              12.04%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's
   total return was   %.


--------------------------------------------------------------------------------
Best Quarter: 5.70% 2Q1995   Worst Quarter: -2.29% 1Q1994
--------------------------------------------------------------------------------
The Average Annual Total Return Table shows how the Fund's average annual re-turns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2000


--------------------------------------------------------------------------------

         inception                performance
          date of                    since
           class   1 year 5 years   2/8/93
---------------------------------------------
Class I   2/8/93   12.04%  6.05%     6.19%
---------------------------------------------
Lehman Brothers
 Government Bond
 Index/1/          13.24%  6.49%     6.91%
---------------------------------------------
Lipper General
 U.S. Government
 Fund Index/2/     11.89%  5.54%     5.73%
---------------------------------------------


/1/The Lehman Brothers Government Bond Index is an unmanaged index comprised of securities issued by the U.S. government. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund re-flects the deduction of these expenses.




/2/The Lipper General U.S. Government Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.



                                       25
----

  Fund Summary             Government Bond Fund
---------------------------

Fees and Expenses

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


annual fund operating expenses
-------------------------------------------------------
(expenses that are deducted from Fund assets)  class i
-------------------------------------------------------
Investment Advisory Fees                          .45%
-------------------------------------------------------
Other Expenses                                    .22%
-------------------------------------------------------
Total Annual Fund Operating Expenses              .67%
-------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/       (.02%)
-------------------------------------------------------
Net Expenses                                      .65%
-------------------------------------------------------




/1/Banc One Investment Advisors Corporation and the Administrator have contrac-tually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .65% for Class I shares for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples
--------------------------------------------------------------------------------

             1 year/1/            3 years                   5 years                   10 years
             ---------------------------------------------------------------------------------
                $66                $212                      $371                       $833
             ---------------------------------------------------------------------------------

/1/Without contractual fee waivers, 1 Year expenses would be $68.

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                                       26
----

                     -----------------------------------------
  ONE GROUP(R)             Treasury & Agency Fund
---------------------------------------------------------------
Fund Summary: Investments, Risk & Performance

What is the goal of the Treasury & Agency Fund?
The Fund seeks a high level of current income by investing in U.S. Treasury and other U.S. agency obligations with a primary, but not exclusive, focus on is-sues that produce income exempt from state income taxes.

What are the Treasury & Agency Fund's main investment strategies?
The Fund invests exclusively in U.S. Treasury and other U.S. agency obligations including fixed income and mortgage-related securities and repurchase agree-ments. Mortgage-related securities include government mortgage-backed securi-ties and adjustable rate mortgage loans known as ARMs. Banc One Investment Ad-visors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for individual securities that it believes will perform well over time. The Treasury and Agency Fund spreads its holdings across various security types and concentrates on issues with short or intermediate remaining maturities. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Treasury & Agency Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What is a bond?

A "bond" is a debt security with a maturity of ninety days or more at the time of its issuance issued by the U.S. government or its agencies and instrumental-ities, a corporation, or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, stripped government securities and zero coupon obligations.


What are the main risks of investing in the Treasury & Agency Fund?
The main risks of investing in the Treasury & Agency Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Treasury & Agency Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Treasury & Agency Fund. For additional information on risk, please read "Investment Risks."

main risks

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in inter-est rates. If rates increase, the value of a Fund's investments generally de-clines. On the other hand, if rates fall, the value of the investments gener-ally increases. Your investment will decline in value if the value of the Fund's investments decreases.

                                       27
----

  Fund Summary             Treasury & Agency Fund
---------------------------
Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usual-ly, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Prepayment and Call Risk. As part of its main investment strategy, the Fund in-vests in mortgage-backed and asset-backed securities. The issuers of these se-curities and other callable securities may be able to repay principal in ad-vance, especially when interest rates fall. Changes in prepayment rates can af-fect the return on investment and yield of mortgage- and asset-backed securi-ties. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for se-curities with higher interest rates, resulting in an unexpected capital loss.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                       28
----

  Fund Summary             Treasury & Agency Fund
---------------------------
How has the Treasury & Agency Fund performed?
By showing the variability of the Treasury & Agency Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. Please remember that the past performance of the Treasury & Agency Fund is not necessarily an indication of how the Fund will perform in the future.

Bar Chart (per calendar year)/1/ -- Class I Shares

--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                     [GRAPH]

                             1991              11.49%
                             1992               5.89%
                             1993               5.06%
                             1994               1.20%
                             1995              15.22%
                             1996               3.30%
                             1997               7.30%
                             1998               8.00%
                             1999               0.01%
                             2000              10.32%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's
  total return was   %. The Treasury & Agency Fund commenced operations on Jan-
  uary 20, 1997, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the Fund's com-mencement of operations as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification re-quirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.


--------------------------------------------------------------------------------
Best Quarter: 5.24% 2Q1995   Worst Quarter: -1.24% 1Q1996
--------------------------------------------------------------------------------

                                       29
----

  Fund Summary             Treasury & Agency Fund
---------------------------

The Average Annual Total Return Table shows how the Fund's average annual re-turns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2000/1/


--------------------------------------------------------------------------------

             inception                           performance
         date of class 1 year 5 years 10 years since 4/30/88
------------------------------------------------------------
Class I        1/20/97 10.32%  5.72%   6.69%           7.10%
------------------------------------------------------------
Lehman Brothers
 Intermediate
 Treasury Index/2/     10.26%  6.13%   7.17%           7.66%
------------------------------------------------------------
Lipper Short U.S.
 Government Fund
 Index/3/               7.91%  5.57%   6.03%             *
------------------------------------------------------------


/1/The Treasury & Agency Fund commenced operations on January 20,
  1997, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, poli-cies, guidelines and restrictions as the Fund. The quoted per-formance of the Fund includes the performance of the common trust fund for periods prior to the Fund's commencement of op-erations as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.
/2/The Lehman Brothers Intermediate Treasury Index is an unman-aged index comprised of U.S. Treasury-issued securities with maturities of one to ten years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these ex-penses.
/3/The Lipper Short U.S. Government Fund Index consists of the equally weighted average month returns of the largest funds within the universe of all funds in the category.
* Index did not exist.


                                       30
----

  Fund Summary             Treasury & Agency Fund
---------------------------

Fees and Expenses

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

annual fund operating expenses
---------------------------------------------------
(expenses that are deducted from Fund
assets)                                     class i
---------------------------------------------------
Investment Advisory Fees                      .40%
---------------------------------------------------
Other Expenses                                .22%
---------------------------------------------------
Total Annual Fund Operating Expenses          .62%
---------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/  (.17%)
---------------------------------------------------
Net Expenses                                  .45%
---------------------------------------------------




/1/Banc One Investment Advisors Corporation and the Administrator have contrac-tually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .45% for Class I shares for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples

--------------------------------------------------------------------------------

             1 year/1/            3 years                   5 years                   10 years
             ---------------------------------------------------------------------------------
                $48                $183                      $331                       $760
             ---------------------------------------------------------------------------------

/1/Without contractual fee waivers, 1 Year expenses would be $63.

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                                       31
----

                     -------------------------------------
  ONE GROUP(R)             High Yield Bond Fund
-----------------------------------------------------------
Fund Summary: Investments, Risk & Performance

What is the goal of the High Yield Bond Fund?
The Fund seeks a high level of current income by investing primarily in a di-versified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.

What are the High Yield Bond Fund's main investment strategies?
The Fund invests in all types of high-yield, high-risk debt securities. The Fund also may invest in convertible securities, preferred stock, common stock and loan participations. The Fund's investments generally will be rated below investment grade or unrated. Such securities are also known as junk bonds. The Fund's sub-advisor, Banc One High Yield Partners, LLC focuses on value in choosing securities for the Fund by looking at individual securities against the context of broader market factors. Banc One High Yield Partners monitors investments on an ongoing basis by staying abreast of positive and negative credit developments and having regular discussions with senior management of issuers of the Fund's investments. For more information about the High Yield Bond Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What is a bond?

A "bond" is a debt security with a maturity of ninety days or more at the time of its issuance issued by the U.S. government or its agencies and instrumental-ities, a corporation, a foreign corporation or a municipality, securities is-sued or guaranteed by a foreign government or its agencies and instrumentali-ties, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, con-vertible bonds, stripped government securities and zero coupon obligations.

What is a junk bond?
A "junk bond" is a debt security that is rated below investment grade. (Junk bonds also include unrated securities that Banc One Investment Advisors or Banc One High Yield Partners believes to be of comparable quality to debt securities that are rated below investment grade.) Junk bonds are also called "high yield bonds" and "non-investment grade bonds." These securities generally are rated in the fifth or lower rating categories (for example, BB or lower by Standard & Poor's Corporation and Ba or lower by Moody's Investors Service, Inc.). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk.

What are the main risks of investing in the High Yield Bond Fund?
The main risks of investing in the High Yield Bond Fund and the circumstances likely to adversely affect your investment are described below. The share price of the High Yield Bond Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the High Yield Bond Fund. For additional information on risk, please read "In-vestment Risks."

                                       32
----

  Fund Summary             High Yield Bond Fund
---------------------------
main risks

Junk Bond Risk. The Fund's main investment strategy is to invest in securities which are considered to be speculative. These investments may be issued by com-panies which are highly leveraged, less creditworthy or financially distressed. While these investments generally provide a higher yield than higher rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. The market price of these securities can change suddenly and unexpectedly. As a result, the Fund is intended as a long-term in-vestment program for investors who are able and willing to assume a high degree of risk.

Smaller Companies. As part of its high yield strategy, the Fund invests in debt securities of smaller, newer companies. These investments may be riskier than investments in larger, more established companies. Securities of smaller compa-nies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in the value of their debt secu-rities. This may cause unexpected decreases in the value of your investment in the Fund.

Sensitivity to Interest Rates and Economic Changes. The income and market value of the Fund's securities may fluctuate more than higher rated securities. Al-though non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the Fund's investments and the Fund's net asset value may be volatile.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                       33
----

  Fund Summary             High Yield Bond Fund
---------------------------

How has the High Yield Bond Fund performed?
By showing the variability of the High Yield Bond Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. Please remember that the past performance of the High Yield Bond Fund is not necessarily an indication of how the Fund will perform in the future.

Bar Chart (per calendar year)/1/--Class I Shares

--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

/1/For the period from January 1, 2001, through September 30, 2001, the Fund's total return was %.


                                     [GRAPH]

                             1999               3.26%
                             2000              -3.53%

--------------------------------------------------------------------------------

Best Quarter: 3.26% 1Q1999   Worst Quarter: -3.83% 4Q2000

--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual re-turns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2000/1/

--------------------------------------------------------------------------------

                                          inception           performance
                                      date of class 1 year since 11/13/98
-------------------------------------------------------------------------
Class I                                    11/13/98 -3.53%           .36%
-------------------------------------------------------------------------
CSFB High Yield Index/1/                            -5.21%         -1.12%
-------------------------------------------------------------------------
CSFB High Yield Index, Developed
 Countries Only/2/                                  -6.19%           *
-------------------------------------------------------------------------
Lipper High Yield Bond Fund Index/3/                -9.71%         -2.77%
-------------------------------------------------------------------------


/1/The Credit Suisse First Boston (CSFB) High Yield Index is an unmanaged index comprised of securities that are selected pri-marily on the basis of size, liquidity and diversification to be representative of the high yield bond market. The perfor-mance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the de-duction of these expenses. The CSFB High Yield Index was for-merly named the CSFB Global High Yield Index.


/2/The Credit Suisse First Boston (CSFB) High Yield Index, Devel-oped Countries Only is an unmanaged index (and a subindex of the CSFB High Yield Index) which contains only the issues of issuers from developed countries, excluding the issues of is-suers from developing countries. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these ex-penses. The CSFB High Yield Index, Developed Countries Only was formerly named CSFB Domestic Plus High Yield Index.

/3/The Lipper High Yield Bond Fund Index is an unmanaged index typically comprised of the 30 largest mutual funds aimed at high current yields from fixed income securities. These funds have no quality or maturity restrictions and tend to invest in lower grade debt issues.
* Index did not exist.


                                       34
----

  Fund Summary             High Yield Bond Fund
---------------------------

Fees and Expenses

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


annual fund operating expenses
---------------------------------------------------
(expenses that are deducted from Fund
assets)                                     CLASS I
---------------------------------------------------
Investment Advisory Fees                      .75%
---------------------------------------------------
Other Expenses                                .26%
---------------------------------------------------
Total Annual Fund Operating Expenses         1.01%
---------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/   (.11%)
---------------------------------------------------
Net Expenses                                  .90%
---------------------------------------------------




/1/Banc One Investment Advisors Corporation and the Administrator have contrac-tually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .90% for Class I shares for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples

--------------------------------------------------------------------------------

             1 Year/1/            3 Years                   5 Years                   10 Years
             ---------------------------------------------------------------------------------
                $92                $315                      $556                      $1,248
             ---------------------------------------------------------------------------------

/1/Without contractual fee waivers, 1 Year expenses would be $105.

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                                       35
----

                     -------------------------------
  ONE GROUP(R)             Mortgage-Backed
--------------------------
                           Securities Fund
Fund Summary: Investments, Risk & Performance

What is the goal of the Mortgage-Backed Securities Fund?
The Fund seeks to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

What are the Mortgage-Backed Securities Fund's main investment strategies?

The Fund invests mainly in investment grade bonds and debt securities (or unrated bonds and debt securities which Banc One Investment Advisors determines to be of comparable quality). These include mortgage-backed securities issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), the Federal Home Loan Mortgage Corporation (FHLMC), commercial mortgage securities and collateralized mortgage obliga-tions. The Fund also may invest in other types of non-mortgage related debt se-curities, including U.S. government securities, asset-backed securities, munic-ipal securities and corporate debt securities. Banc One Investment Advisors analyzes four major factors in managing and constructing the Fund: duration, market sector, maturity concentrations and individual securities. Banc One In-vestment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk and the complex legal and technical structure of the transaction. For more information about the Mortgage-Backed Securities Fund's investment strategies, please read "More About the Fund" and "Principal Investment Strategies."


What is a bond?

A "bond" is a debt security with a maturity of ninety days or more at the time of its issuance issued by the U.S. government or its agencies and instrumental-ities, a corporation, a foreign corporation, or a municipality, securities is-sued or guaranteed by a foreign government or its agencies and instrumentali-ties, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, stripped government securities and zero coupon obligations.


What are the main risks of investing in the Mortgage-Backed Securities Fund? The main risks of investing in the Fund and the circumstances likely to ad-versely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

main risks

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in inter-est rates. If rates increase, the value of the Fund's investments generally de-clines. On the other hand, if rates fall, the value of the investments gener-ally increases. Your

                                       36
----

  Fund Summary             Mortgage-Backed Securities Fund
---------------------------
investment will decline in value if the value of the Fund's investments de-crease. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in val-ue. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk. There is a risk that issuers and counterparties will not make pay-ments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securi-ties held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect a security's liquidity and make it difficult for the Fund to sell the security.

Prepayment and Call Risk. As part of its main investment strategy, the Fund in-vests in mortgage-backed and asset-backed securities. The issuers of these se-curities and other callable securities may be able to repay principal in ad-vance, especially when interest rates fall. Changes in prepayment rates can af-fect the return on investment and yield of mortgage and asset-backed securi-ties. When mortgage and other obligations are pre-paid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund may also fail to recover additional amounts (i.e., premiums) paid for the securities with higher interest rates, resulting in an unexpected capital loss.

Derivative Risk. The Fund invests in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the perfor-mance of underlying assets or securities. If the underlying assets do not per-form as expected, the value of the derivative security and your investment in the Fund may decline. Derivatives generally are more volatile and riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                       37
----

  Fund Summary             Mortgage-Backed Securities Fund
---------------------------
How has the Mortgage-Backed Securities Fund performed?
By showing the variability of the Mortgage-Backed Securities Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. Please remember that the past performance of the Mortgage-Backed Se-curities Fund is not necessarily an indication of how the Fund will perform in the future.

Bar Chart (per calendar year)/1/,/2/ -- Class I Shares

--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [GRAPH]

                        1991            15.11%
                        1992             6.87%
                        1993            11.54%
                        1994            -8.08%
                        1995            28.94%
                        1996             8.90%
                        1997            12.14%
                        1998             6.00%
                        1999             2.18%
                        2000            11.17%


/1/For the period January 1, 2001, through September 30, 2001, the Fund's total
return was   %.

/2/The Fund commenced operations on August 18, 2000, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objec-tives, policies, guidelines and restrictions as the Fund. The quoted perfor-mance of the Fund includes the performance of the common trust fund for the pe-riods prior to the commencement of operations of the Fund as adjusted to re-flect the expenses associated with the Fund. The common trust fund was not reg-istered with the SEC and was not subject to the investment restrictions, limi-tations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.

--------------------------------------------------------------------------------
Best Quarter: 9.05% 2Q1995   Worst Quarter: -2.81% 4Q1994
--------------------------------------------------------------------------------

                                       38
----

  Fund Summary             Mortgage-Backed Securities Fund
---------------------------

The Average Annual Total Return Table shows how the Fund's average annual re-turns for the periods indicated compare to a broad measure of market perfor-mance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2000/1/


--------------------------------------------------------------------------------

             inception                            performance
         date of class 1 year 5 years 10 years since 12/31/83
-------------------------------------------------------------
Class I        8/18/00 11.17%  8.02%   9.11%           10.57%
-------------------------------------------------------------
Lehman Brothers
 Mortgage-Backed
 Securities Index/2/   11.16%  6.92%   7.82%           10.00%
-------------------------------------------------------------
Lipper US Mortgage
 Fund Index/3/         10.36%  5.90%   6.74%             *
-------------------------------------------------------------



/1/ The Fund commenced operations on August 18, 2000, subsequent to the trans-fer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted per-formance of the Fund includes the performance of the common trust fund for pe-riods prior to the commencement of operations of the Fund as adjusted to re-flect the expenses associated with the Fund. The common trust fund was not reg-istered with the SEC and was not subject to the investment restrictions, limi-tations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its returns may have been lower.
/2/ The Lehman Brothers Mortgage-Backed Securities Index is an unmanaged market value weighted index of 15 and 30 year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), the Federal Na-tional Mortgage Association (FNMA), the Federal Home Loan Mortgage Corporation (FHLMC) and balloon mortgages with fixed rate coupons. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

/3/ The Lipper US Mortgage Fund Index is an equally weighted index of the 30 largest mutual funds that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies.


* Index did not exist.



                                       39
----

  Fund Summary             Mortgage-Backed Securities Fund
---------------------------
Fees and Expenses

--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


annual fund operating expenses
---------------------------------------------------
(expenses that are deducted from Fund
assets)                                     class i
---------------------------------------------------
Investment Advisory Fees                      .35%
---------------------------------------------------
Other Expenses                                .22%
---------------------------------------------------
Total Annual Fund Operating Expenses          .57%
---------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/   (.17%)
---------------------------------------------------
Net Expenses                                  .40%
---------------------------------------------------




/1/Banc One Investment Advisors Corporation and the Administrator have contrac-tually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .40% for Class I shares for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples

--------------------------------------------------------------------------------

             1 year/1/            3 years                   5 years                   10 years
             ---------------------------------------------------------------------------------
                $41                  $                        $                         $
             ---------------------------------------------------------------------------------



/1/Without contractual fee waivers, 1 Year expenses would be $ .


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if either you redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.

                                       40
----

                     --------------------------------------
  ONE GROUP(R)             More About the Funds
------------------------------------------------------------
Each of the nine funds described in this prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation. For more information about One Group and Banc One Investment Advisors, please read "Management of One Group Mutual Funds" and the Statement of Additional Informa-tion.

Principal Investment Strategies

This prospectus describes nine mutual funds with a variety of investment objec-tives, including total return, capital appreciation and current income. Banc One Investment Advisors analyzes four major factors in managing and construct-ing the Funds: duration, market sector, maturity concentration and individual securities. The Funds attempt to enhance total return by selecting market sec-tors that offer risk/reward advantages based on structural risks and credit trends. Individual securities that are purchased by the Funds are subject to a disciplined risk/reward analysis both at the time of purchase and on an ongoing basis. This analysis includes an evaluation of interest rate risk, credit risk and risks associated with the complex legal and technical structure of the in-vestment (e.g., asset-backed and mortgage-backed securities). In addition, the principal investment strategy that is used to meet each Fund's investment ob-jective is described in "Fund Summary: Investments, Risks & Performance" in the front of this prospectus. It is also described below.

              FUNDAMENTAL POLICIES

 Each Fund's investment strategy may involve
 "fundamental policies." A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund.


There can be no assurance that the Funds will achieve their investment objec-tives. Please note that each Fund also may use strategies that are not de-scribed below, but which are described in the Statement of Additional Informa-tion.

one group ultra short-term bond fund. The Fund invests in all types of debt se-curities including money market instruments, mortgage-backed securities and as-set-backed securities. The Fund will maintain a maximum interest rate sensitiv-ity approximately equal to that of a two-year U.S. Treasury security, although the Fund's actual interest rate sensitivity is expected to be approximately equal to that of a one-year U.S. Treasury security.


 . Under normal circumstances, the Fund will invest at least 80% of its as-sets in bonds. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.


 . Up to 20% of the Fund's total assets may be invested in preferred stock.

                                       41
----

------------

 . The Fund will invest in adjustable rate mortgage pass-through securities and other securities representing an interest in or secured by mortgages with periodic interest rate resets (some of which may be subject to repur-chase agreements). These securities often are issued or guaranteed by the U.S. government, its agencies or instrumentalities. However, the Fund also may purchase mortgage-backed securities and asset-backed securities that are issued by non-governmental entities. Such securities may or may not have private insurer guarantees of timely payments.

one group short-term bond fund. The Fund invests in all types of debt securi-ties with short to intermediate maturities. Such securities include government securities such as U.S. Treasury obligations as well as Fannie Mae, Ginnie Mae, Freddie Mac and other government agency mortgage-backed securities.


 . Under normal circumstances, the Fund invests at least 80% of its assets in bonds. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.



 . Up to 20% of the Fund's total assets may be invested in preferred stock.

 . The Fund also may purchase taxable or tax-exempt municipal securities.

 . The Fund's effective average weighted maturity ordinarily will be three years or less taking into account expected amortization and prepayment of principal on certain investments.

one group intermediate bond fund. The Fund invests in debt securities of all types including bonds, notes, and U.S government obligations, rated as invest-ment grade at the time of investment, (or, if unrated, determined by Banc One Investment Advisors, to be of comparable quality). U.S. government obligations include U.S. Treasury obligations as well as Fannie Mae, Ginnie Mae, Freddie Mac and other government agency mortgage-backed securities.




 . As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds and at least 50% of total assets will consist of obligations issued by the U.S. government or its agencies and instrumen-talities, some of which may be subject to repurchase agreements. For pur-poses of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.


 . Up to 20% of the Fund's total assets may be invested in preferred stock.

 . The Fund's average weighted maturity will ordinarily range between three and ten years, taking into account expected prepayment of principal on certain investments. The Fund may shorten that weighted average maturity to as little as one year for temporary defensive purposes.

                                       42
----

------------

        WHAT IS AVERAGE WEIGHTED MATURITY?

 Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual securities in a Fund calculated so as to count most heavily those securities with the highest dollar value.
 Average weighted maturity is important to investors as an indication of a Fund's sensitivity to changes in interest rates.
 Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect. The terms "Intermediate" and "Short-Term" in a Fund's name refer to the average maturity the Fund maintains. Mortgage-related securities are subject to prepayment of principal, which can shorten the average weighted maturity of the Fund's portfolio.
 Therefore, in the case of a Fund holding mortgage-backed securities, the average weighted maturity of the Fund is equivalent to its weighted average life. Weighted average life is the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions.


one group bond fund. The Fund invests in all types of debt securities rated as investment grade (or unrated debt securities which Banc One Investment Advisors determines to be of comparable quality), as well as preferred stock and loan participations. Such securities include government securities such as U.S. Treasury obligations as well as Fannie Mae, Ginnie Mae, Freddie Mac and other government agency mortgage-backed securities.




 . As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds. For purposes of this policy, the Fund's net as-sets include borrowings by the Fund for investment purposes. Generally, such bonds will have intermediate to long maturities.


 . The Fund also may purchase taxable or tax-exempt municipal securities.

 . The Fund may invest in bonds and other debt securities that are rated in the lowest investment grade category.


 . The Fund's average weighted maturity will ordinarily range between four and twelve years, although the Fund may shorten its weighted average matu-rity if deemed appropriate for temporary defensive purposes.

one group income bond fund. The Fund invests in all types of debt securities rated as investment grade or below investment grade, as well as preferred stock and loan participations.


 . As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds. For purposes of this policy, the Fund's net as-sets include borrowings by the Fund for investment purposes.


 . The Fund invests at least 70% of its total assets in all types of debt se-curities rated as investment grade at the time of investment or, if unrated, deter-


                                       43
----

------------

   mined to be of comparable quality by Banc One Investment Advisors. Such securities include government securities such as U.S. Treasury obligations as well as Fannie Mae, Ginnie Mae, Freddie Mac and other government agency mortgage-backed securities.


 . Up to 30% of the Fund's total assets may be invested in bonds, convertible securities, preferred stock, loan participations, and other debt securi-ties rated below investment grade or, if unrated, determined by Banc One High Yield Partners to be of comparable quality.


 . The Fund will not invest more than 20% of its total assets in securities rated below the fifth rating category.


 . The Fund also may purchase taxable or tax-exempt municipal securities.

 . The Fund's average weighted maturity will ordinarily range between five and twenty years, although the Fund may shorten its weighted average matu-rity to as little as two years if deemed appropriate for temporary defen-sive purposes.

one group government bond fund. The Fund limits its investments to securities issued by the U.S. government and its agencies and instrumentalities or related to securities issued by the U.S. government and its agencies and instrumentali-ties.

 . Under normal circumstances, the Fund will invest at least 80% of its as-sets in bonds issued by the U.S. government and its agencies and instru-mentalities. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice. Ordinarily, such bonds will have principal and interest guaranteed by the U.S. government or its agencies and instrumentalities, be subject to repurchase agreements, or represent an interest in or be secured by mortgages that are issued or guaranteed by certain U.S. government agencies or instrumentalities.


 . The Fund's average weighted maturity will ordinarily range between three and fifteen years, taking into account expected prepayment of principal on certain investments. However, the Fund's average weighted remaining matu-rity may be outside this range if warranted by market conditions.

one group treasury & agency fund. The Fund invests in U.S. Treasury and other U.S. agency obligations including fixed income securities and mortgage-related securities. Under normal circumstances, the Fund will invest at least 80% of its assets in Treasury & Agency Obligations. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.


     WHAT IS A TREASURY & AGENCY OBLIGATION?

 For purposes of the Treasury & Agency Fund, a
 Treasury & Agency obligation includes U.S.
 Treasury bills, notes and other obligations is-sued or guaranteed by U.S. government agencies and instrumentalities, Separately Traded Regis-tered Interest and Principal Securities known as STRIPS and Coupons Under Book Entry Safe-keeping known as CUBES.

                                       44
----

------------

 . The Fund also invests in other government-only investment companies, in-cluding money market funds of One Group. The Fund indirectly pays a por-tion of the expenses incurred by the underlying funds. The Fund also may invest in government mortgage-backed securities and government adjustable rate mortgage loans known as ARMs, as well as engage in securities lend-ing.


 . Normally, the Fund's average weighted maturity will range between two and five years.

one group high yield bond fund. The Fund's sub-advisor, Banc One High Yield Partners, LLC focuses on value in choosing securities for the Fund by using a "bottom-up" research methodology.

   WHAT IS A BOTTOM-UP RESEARCH METHODOLOGY?

 When Banc One High Yield Partners uses a bot-tom-up research methodology, it looks primarily at individual companies against the context of broader market factors.

For each issuer, Banc One High Yield Partners performs an in-depth analysis of the issuer including, business prospects, management, capital requirements, capital structure, enterprise value, and security structure and covenants. In addition, Banc One High Yield Partners monitors investments on an ongoing basis by staying abreast of positive and negative credit developments, expediting the review of the Fund's investments which are considered to be the most risky and having regular discussions with senior management of issuers of the Fund's in-vestments.

 . As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds. For purposes of this policy, the Fund's net as-sets include borrowings by the Fund for investment purposes.


 . Under normal circumstances, the Fund invests at least 80% of its assets in bonds, loan participations, preferred stock, and other debt securities, which are rated below investment grade or unrated. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice. The Fund may invest up to 100% of the Fund's total assets in lower rated or unrated securities.


 . Up to 20% of the Fund's total assets may be invested in other securities, including investment grade debt securities.


 . The Fund's average weighted maturity will ordinarily range between five and ten years, although the Fund may shorten its weighted average maturity to as little as two years if deemed appropriate for temporary defensive purposes.

one group mortgage-backed securities fund. The Fund invests in mortgage-backed securities and other securities representing an interest in or secured by mort-gages.

                                       45
----

------------

 . Under normal circumstances, the Fund invests at least 80% of its assets in mortgage-backed securities. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.


 . As a matter of fundamental policy, at least 65% of the Fund's total assets will consist of bonds.


 . The Fund will purchase securities issued or guaranteed by the Government
   National Mortgage Association (GNMA), the Federal National Mortgage Asso-ciation (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). The Fund also may purchase mortgage-backed securities and asset-backed securi-ties that are issued by non-governmental entities. Such securities may or may not have private insurer guarantees of timely payments.

 . The Fund may purchase taxable or tax-exempt municipal securities.

 . The Fund may invest in debt securities that are rated in the lowest in-vestment grade category.

 . The Fund's average weighted maturity will normally range between two and ten years although the Fund may shorten its weighted average if deemed ap-propriate for temporary defensive purposes.

Investment Risks

The risks associated with investing in the Bond Funds are described below and in "Fund Summaries: Investments, Risk & Performance" at the front of this pro-spectus.

fixed income securities. Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in a Fund will increase and decrease as the value of a Fund's invest- ments increase and decrease. While securities with longer duration and maturities tend to produce higher yields, they also are subject to greater fluctuations in value when interest rates change. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment. Fixed income securities also are sub-ject to the risk that the issuer of the security will be unable to meet its re-payment obligation.

derivatives. The Funds invest in securities that may be considered to be deriv-atives. These securities may be more volatile than other investments. Deriva-tives present, to varying degrees, market, credit, leverage, liquidity and man-agement risks. A Fund's use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund did not use such instruments.

                             WHAT IS A DERIVATIVE?

 Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.


                                       46
----

------------

lower rated securities. The Intermediate Bond Fund, the Ultra Short-Term Bond Fund, the Short-Term Bond Fund, the Bond Fund, the Income Bond Fund and the Mortgage-Backed Securities Fund may purchase debt securities rated in the low-est investment grade category. Securities in this rating category are consid-ered to have speculative characteristics. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on is-suers of higher grade securities.

high yield/junk bonds. The High Yield Bond Fund and, to a lesser extent, the Income Bond Fund invest in high yield securities that are unrated or rated be-low investment grade (commonly known as "junk bonds"). These securities are considered to be high risk investments. You should not invest in the Funds un-less you are willing to assume the greater risk associated with high yield se-curities. These risks include the following:

 . Greater Risk of Loss. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities may be less creditworthy, highly indebted, fi-nancially distressed or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. If an issuer fails to pay principal or interest, the Funds would experience a decrease in income and a decline in the market value of their investments. The Funds also may incur additional expenses in seeking recovery from the issuer.

 . Sensitivity to Interest Rate and Economic Changes. The income and market value of the Funds' securities may fluctuate more than higher rated secu-rities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the Funds' investments and the Funds' net asset value may be volatile. The default rate for high yield bonds tends to be cycli-cal, with defaults rising in periods of economic downturn. Over the past two and half years and continuing on the date of this prospectus, the de-fault rate for high yield securities has significantly increased compared with prior periods.


 . Leverage Risk. The risk associated with securities or practices (such as borrowing) which may be used by the Funds that multiply small index or market movements into large changes in value.


 . Valuation Difficulties. It is often more difficult to value lower rated securities than higher rated securities. If an issuer's financial condi-tion deteriorates, accurate financial and business information may be lim-ited or unavailable. In addition, the Funds' investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for certain of the Funds' investments, valuation of such investments is much more dependent on judg-ment than is the case with higher rated securities.

 . Liquidity. There may be no established secondary or public market for the Funds' investments. In addition, a major portion of an issue of lower-rated securities may be held by relatively few institutional purchasers at times. As a result,


                                       47
----

------------
   the Funds may be required to sell investments at substantial losses or re-tain them indefinitely even where an issuer's financial condition is dete-riorating.

 . High Yield Bond Market. The market for high yield securities has expanded rapidly in recent years. This expanded market has not yet completely weathered an economic downturn. An economic downturn or an increase in in-terest rates could have a negative effect on the high yield securities market and on the market value of the high yield securities held by a Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.



 . Credit Quality. Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, the Funds will not rely solely on ratings is-sued by established credit rating agencies, but will use such ratings in conjunction with Banc One Investment Advisor's or the Sub-Advisor's inde-pendent and ongoing review of credit quality. (Please see "Description of Ratings" in the Statement of Additional Information.) Because investments in lower rated or unrated securities involve greater investment risk, achievement of the Funds' investment objectives will be more dependent on Banc One Investment Advisor's or the Sub-Advisor's credit analysis than would be the case if the Funds were investing in higher rated securities. The Funds may seek to hedge investments through transactions in options, futures contracts and related options. The Funds also may use swap agree-ments to further manage exposure to lower rated securities.

small-capitalization companies. Investments in smaller, younger companies may be riskier than investments in larger, more established companies. These compa-nies may be more vulnerable to changes in economic conditions, specific indus-try conditions, market fluctuations and other factors effecting the profitabil-ity of other companies. Because economic events may have a greater impact on smaller companies, there may be a greater and more frequent fluctuation in their stock price. This may cause frequent and unexpected increases or de-creases in the value of your investment.

foreign securities. Investments in foreign securities involve risks different from investments in U.S. securities. These risks include the risks associated with higher transaction costs, delayed settlements, currency controls and ad-verse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may nega-tively affect an investment. Adverse changes in exchange rates may erode or re-verse any gains produced by foreign currency denominated investments and widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Because of these risk factors, the share price of Funds that invest in foreign securi-ties is expected to be volatile, and you should be able to sustain sudden, and sometimes substantial, fluctuations in the value of your investment.

For more information about risks associated with the types of investments that the Bond Funds purchase, please read "Fund Summaries: Investments, Risk & Per-formance," Appendix A and the Statement of Additional Information.


                                       48
----

------------


Portfolio Quality

Various rating organizations (like Standard & Poor's Corporation and Moody's Investors Service) assign ratings to securities (other than equity securities). Generally, ratings are divided into two main categories: "Investment Grade Se-curities" and "Non-Investment Grade Securities." Although there is always a risk of default, rating agencies believe that issuers of Investment Grade Secu-rities have a high probability of making payments on such securities. Non-In-vestment Grade Securities include securities that, in the opinion of the rating agencies, are more likely to default than Investment Grade Securities.

The Funds only purchase securities that meet the rating criteria described be-low. Banc One Investment Advisors (or Banc One High Yield Partners with respect to the High Yield Bond Fund) will look at a security's rating at the time of investment. If the securities are unrated, Banc One Investment Advisors (or Banc One High Yield Partners with respect to the High Yield Bond Fund) must de-termine that they are of comparable quality to rated securities. Subsequent to its purchase by a Fund, a security may cease to be rated or its rating reduced below the minimum rating required for purchase by the Fund. Banc One investment Advisors (or Banc One High Yield Partners) will consider such event in deter-mining whether the Fund should continue to hold the security.


debt securities

 . The Government Bond Fund and the Treasury & Agency Fund may invest in debt securities rated in any of the three highest investment grade rating cate-gories.

 . The Ultra Short-Term Bond Fund, the Intermediate Bond Fund, the Short-Term
   Bond Fund, the Bond Fund and the Mortgage-Backed Securities Fund may in-vest in debt securities rated in any of the four investment grade rating categories.

 . The Income Bond Fund and the High Yield Bond Fund may purchase securities in ANY rating category. Please read "Fund Summaries: Investments, Risk & Performance" and "High Yield/Junk Bonds" for more information about the Income Bond Fund and the High Yield Bond Fund.

preferred stock

 . The Ultra Short-Term Bond Fund, the Short-Term Bond Fund, the Bond Fund and the Intermediate Bond Fund may only invest in preferred stock rated in any of the four highest rating categories.

 . The Mortgage-Backed Securities Fund may invest only in preferred stock rated in any of the three highest rating categories.

 . The Income Bond Fund and the High Yield Bond Fund may invest in preferred stock in any rating category.

                                       49
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municipal securities

 . The Ultra Short-Term Bond Fund, the Short-Term Bond Fund, Intermediate
   Bond Fund and the Bond Fund may only invest in municipal bonds rated in any of the four highest rating categories.

 . The Mortgage-Backed Securities Fund may invest only in municipal bonds rated in any of the three highest rating categories.

 . The Ultra Short-Term Bond Fund, the Intermediate Bond Fund, the Bond Fund and the Mortgage-Backed Securities Fund may invest only in other municipal securities, such as tax-exempt commercial paper, notes and variable rate demand obligations which are rated in the highest or second highest rating categories. The Short-Term Bond Fund may invest in such securities only if they are rated in the highest rating category.

 . The Income Bond Fund and the High Yield Bond Fund may invest in municipal securities rated in ANY category.

commercial paper

 . The Intermediate Bond Fund, the Short-Term Bond Fund, the Bond Fund, the
   Ultra Short-Term Bond Fund and the Mortgage-Backed Securities Fund may in-vest in commercial paper rated in the highest or second highest rating category.

 . The High Yield Bond Fund and the Income Bond Fund may invest in commercial paper rated in any rating category.


For more information about ratings, please see "Description of Ratings" in the Statement of Additional Information.

Temporary Defensive Positions

To respond to unusual market conditions, the Funds may invest all or most of their assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments and may prevent the Funds from meeting their investment objectives.

                          WHAT IS A CASH EQUIVALENT?

 Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

                                       50
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Portfolio Turnover

The Funds may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Portfolio turnover may vary greatly from year to year, as well as within a particular year.

Higher portfolio turnover rates will likely result in higher transaction costs to the Funds and may result in additional tax consequences to you. The portfo-lio turnover rate for each Fund for the fiscal year ended June 30, 2001, is shown on the Financial Highlights. To the extent portfolio turnover results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates.


                                       51
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                     --------------------------------------------------
  ONE GROUP(R)             How to Do Business with
--------------------------
                           One Group Mutual Funds

Purchasing Fund Shares

Where can I buy shares?
You may purchase Fund shares:

 . Directly from One Group through The One Group Services Company (the "Dis-tributor"), and

 . From Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors, or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent.

When can I buy shares?
 . Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange ("NYSE") is closed including the following holi-days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

 . Purchase requests received before 4 p.m. Eastern Time ("ET") will be ef-fective that day. On occasion, the NYSE will close before 4 p.m. ET. When that happens, purchase requests received after the NYSE closes will be effective the following business day.

 . If a Shareholder Servicing Agent holds your shares, it is the responsi-bility of the Shareholder Servicing Agent to send your purchase or re-demption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

 . The Distributor can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order.

 . Shares are electronically recorded. Therefore, certificates will not be issued.

Who may purchase Class I shares?
Class I shares may be purchased by:

 . Institutional investors, such as corporations, pension and profit sharing plans, and foundations; and any organization authorized to act in a fidu-ciary, advisory, custodial or agency capacity, including affiliates of Bank One Corporation. Accounts may be opened with the Funds' transfer agent, State Street Bank and Trust Company, either directly or through a Shareholder Servicing Agent.

                                       52
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How much do shares cost?
 .  Shares are sold at net asset value ("NAV").

 . NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class ex-penses) by the number of outstanding shares in that class.

 . The market value of a Fund's investments is determined primarily on the basis of readily available market quotations. Certain short-term securi-ties are valued at amortized cost which approximates market value. If market quotations are not readily available or if available market quota-tions are determined not to be reliable or if a security's value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for exam-ple, a natural disaster affecting an entire country or region, or an event that affects an individual company) but before a Fund's NAV is cal-culated, that security may be valued by another method that the Funds be-lieve accurately reflects fair value.


 . A Fund's NAV changes every day. NAV is calculated each business day fol-lowing the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.

How do I open an account?
1. Read the prospectus carefully, and select the Fund or Funds most appropriate for you.

2. Decide how much you want to invest.

 . The minimum initial investment for Class I shares for all Funds is $200,000 per Fund.

 . You are required to maintain a minimum account balance equal to the mini-mum initial investment in each Fund.

 .  Subsequent investments for all Funds must be at least $5,000 per Fund.

 .  These minimums may be waived.

3. Complete the Account Application Form. Be sure to sign up for all of the ac-count privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.


4. Send the completed application and a personal check (unless you choose to pay by wire) to:

    one group mutual funds
    p.o. box 8528
    boston, ma 02266-8528

                                       53
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

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 .  And authorize a wire to:

    state street bank and trust company
    attn: custody and shareholder services
    aba 011 000 028
    dda 99034167
    fbo one group fund
     (ex: one group intermediate bond fund--i) your account number
     (ex: 123456789)
    your account registration
     (ex: abc corporation)

If you choose to pay by wire, please call 1-877-691-1118.

5. All checks must be in U.S. dollars. One Group does not accept "third party checks." Checks made payable to any individual or company and endorsed to One Group Mutual Funds are considered third party checks.

All checks must be payable to one of the following:

 . One Group Mutual Funds; or

 . the specific Fund in which you are investing.

Checks made payable to any party other than those listed above will be returned to the address provided on the account application.

6. Each time you purchase One Group shares by check or ACH, there is a seven-day holding period before you can redeem those shares. This gives One Group time to receive and collect money to cover your investment.


7. If you purchase shares through a Shareholder Servicing Agent, you may be re-quired to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, ex-changes and redemptions.

8. If you have any questions, contact your Shareholder Servicing Agent or call 1-877-691-1118.

Can I purchase shares over the telephone?
Yes. Simply select this option on your Account Application Form and then:

 . Contact your Shareholder Servicing Agent or call 1-877-691-1118 to relay your purchase instructions.

                                       54
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

------------

 . Authorize a bank transfer or initiate a wire transfer to the following wire address:

    state street bank and trust company
    attn: custody & shareholder services
    aba 011 000 028
    dda 99034167
    fbo one group fund
     (ex: one group intermediate bond fund--i) your account number
    (ex: 123456789)
    your account registration
    (ex: abc corporation)

 . One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone in-structions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

 . You may revoke your right to make purchases over the telephone by sending a letter to:

    one group mutual funds
    p.o. box 8528
    boston, ma 02266-8528

Exchanging Fund Shares

What are my exchange privileges?

You may exchange Class I shares of a Fund for Class A shares of that Fund or for Class A or Class I shares of another One Group Fund.



One Group does not charge a fee for this privilege. In addition, One Group may change the terms and conditions of your exchange privileges upon 60 days writ-ten notice.

When are exchanges processed?
Exchanges are processed the same business day they are received, provided:

 . State Street Bank and Trust Company receives the request by 4:00 p.m., ET.

 . You have provided One Group with all of the information necessary to process the exchange.

 . You have received a current prospectus of the Fund or Funds in which you wish to invest.

 . You have contacted your Shareholder Servicing Agent, if necessary.


Are exchanges taxable?
Generally:

 . An exchange between Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.


                                       55
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

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 . An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

 . You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?
Yes. The exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore:

 . To prevent disruptions in the management of the Funds, One Group limits ex-cessive exchange activity. Exchange activity is excessive if it exceeds two substantive exchange redemptions within 30 days of each other.

 . Excessive exchange activity will result in revocation of your exchange privi-lege.

 . In addition, One Group reserves the right to reject any exchange request
  (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.

 . Your shares may be automatically redeemed and your account closed if, due to exchanges, you no longer meet the Fund's minimum balance requirement. For in-formation on the minimum required balance, please read, "How do I open an ac-count?".

Redeeming Fund Shares

When can I redeem shares?
You may redeem all or some of your shares on any day that the Funds are open for business.

 . Redemption requests received before 4:00 p.m. ET (or when the NYSE closes) will be effective that day.

 . All required documentation in the proper form must accompany a redemption re-quest. One Group may refuse to honor incomplete redemption requests.

 . You may use any of the following methods to redeem your shares:

How do I redeem shares?
1. You may send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the fol-lowing address:

    one group mutual funds
    p.o. box 8528
    boston, ma 02266-8528

2. You may redeem over the telephone. Please see "Can I Redeem By Telephone?" for more information.


 . One Group may require that the signature on your redemption request be guar-anteed by a participant in the Securities Transfer Association Medallion Pro-gram or the Stock Exchange Medallion Program, unless:

 1. the redemption is for shares worth $50,000 or less; and


                                       56
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

------------

 2. the redemption is payable to the shareholder of record; and


 3. the redemption check is mailed to the shareholder at the record address or the redemption is payable by wire or bank transfer (ACH) to a pre-ex-isting bank account.


 . On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:

 1. a designated commercial bank; or

 2. your Shareholder Servicing Agent.

 . State Street Bank and Trust Company may charge you a wire redemption fee. The current fee is $7.00.


 . Your redemption proceeds will be paid within seven days after receipt of the redemption request.

What will my shares be worth?
 . You will receive the NAV calculated after your redemption request is re-ceived. Please read "How much do shares cost?".

Can I redeem by telephone?
Yes, if you selected this option on your Account Application Form.

 . Contact your Shareholder Servicing Agent or call 1-877-691-1118 to relay your redemption request.


 . One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instruc-tions and asking for personal identification. If these procedures are fol-lowed, One Group will not be responsible for any loss, liability, cost or ex-pense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

additional information regarding redemptions

 . Generally, all redemptions will be for cash. However, if you redeem shares worth $500,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the ef-fect of large redemptions on the Fund and its remaining shareholders.

 . Your shares may be automatically redeemed and your account closed if, due to redemptions or exchanges you no longer meet the Fund's minimum balance re-quirement. For information on the minimum required balance, please read, "How do I open an account?".



 . One Group may suspend your ability to redeem when:

  1. Trading on the New York Stock Exchange ("NYSE") is restricted.

  2. The NYSE is closed (other than weekend and holiday closings).

  3.  The SEC has permitted a suspension.

  4. An emergency exists.

The Statement of Additional Information offers more details about this process.

 . You generally will recognize a gain or loss on a redemption for federal in-come tax purposes. You should talk to your tax advisor before making a re-demption.

                                       57
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                     ----------------------------------------------------------

  ONE GROUP(R)
                           Privacy Policy

--------------------------------------------------------------------------------



One Group Mutual Funds understands that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.


Key Definitions


This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:


 . Consumer -- an individual who applies for or obtains a financial product or service from One Group Mutual Funds for personal, family or household purposes, including individuals who don't have a continuing relationship with One Group Mutual Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representa-tives, but do not invest in One Group Mutual Funds.


 . Customer -- a consumer who has a continuing relationship with One Group
   Mutual Funds through record ownership of fund shares.


 . Nonpublic personal information -- any personally identifiable financial information about a consumer that is obtained by One Group Mutual Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory list-ing is an example of public information.


Collection of Nonpublic Personal Information


We collect information to service your account, to protect you from fraud and to make available products and services that may be of interest to you. We col-lect nonpublic personal information about you from the following sources:


 . Information we receive from you on applications or other forms, on our website or through other means;


 . Information we receive from you through transactions, correspondence and other communications with us; and


 . Information we otherwise obtain from you in connection with providing you a financial product or service.


Information Sharing with Non-Affiliated Third Parties


We do not share any nonpublic personal information about our customers or for-mer customers with anyone, except as required or permitted by law. This means

                                       58
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

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we may disclose all of the information we collect, as described above, to com-
panies who help us maintain and service your account. For instance, we will share information with the transfer agent for One Group Mutual Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoe-nas or as described in the following section.


Information Sharing with Joint Marketers


We also may share the information described above in Collection of Nonpublic Personal Information with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint mar-keting agreements. However, we only provide information about you to that bro-ker-dealer or financial intermediary from whom you purchased your One Group shares. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.


Children's Online Privacy Act Disclosure


From our website, One Group Mutual Funds does not knowingly collect or use per-sonal information from children under the age of 13 without obtaining verifi-able consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.


Security


For your protection, One Group Mutual Funds maintains security standards and procedures that we continually update to safeguard against unauthorized disclo-sure of information or access to information about you.


We restrict access to nonpublic personal information about you to those indi-viduals who need to know that information to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.


One Group Mutual Funds' Privacy Commitment


One Group Mutual Funds is committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.onegroup.com.


                                       59
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                     --------------------------------------------------

  ONE GROUP(R)
                           Shareholder Information

--------------------------------------------------------------------------------

Voting Rights

The Funds do not hold annual shareholder meetings, but may hold special meet-ings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective, or approve an investment ad-visory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters re-lating solely to that Fund or class, or which affect that Fund or class differ-ently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.

Dividend Policies

Dividends. The Funds generally declare dividends on the last business day of each month. Dividends are distributed on the first business day of each month. Capital gains, if any, for all Funds are distributed at least annually. To maintain a relatively even rate of distributions from the Treasury & Agency Fund, the monthly distributions for that Fund may be fixed from time to time at rates consistent with Banc One Investment Advisors' long-term earnings expecta-tions.

The Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment.

Dividend Reinvestment. You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, un-less you have elected to take such payments in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.



If you elect to receive distributions in cash and the U.S. Postal Service twice returns your check to One Group as "undeliverable", your check will be credited back to your One Group account and all future distributions will be reinvested in One Group shares.


If you want to change the way in which you receive dividends and distributions, you must write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effec-tive upon receipt by State Street. You also may call 1-877-691-1118 to make this change.

                                       60
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Tax Treatment Of Shareholders

Taxation Of Shareholder Transactions
A sale, exchange or redemption of Fund shares generally will produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

Taxation of Distributions. Each Fund will distribute substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses) and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) on at least an annual basis. Dividends you receive from a Fund, whether reinvested or received in cash, will be taxable to you. Dividends from a Fund's net investment income will be taxable as ordinary income and distributions from a Fund's long-term capital gains will be taxable to you as such, regardless of how long you have held the shares. Distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment (and thus were included in the price you paid). A Fund may produce taxable cap-ital gains even if it does not have income to distribute and performance has been poor.


Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.

Taxation of Zero Coupon Securities. Some of the Funds may acquire certain secu-rities issued with original issue discount (including zero-coupon securities). Current federal tax law requires that a holder (such as a Fund) of such a secu-rity must include in taxable income a portion of the original issue discount which accrues during the tax year on such security even if a Fund receives no payment in cash on the security during the year. As an investment company, a Fund must pay out substantially all of its net investment income each year, in-cluding any original issue discount. Accordingly, a Fund may be required to pay out in income distribution each year an amount which is greater than the total amount of cash interest a Fund actually received. Such distributions will be made from the cash assets of a Fund or by liquidation of investments if neces-sary. If a distribution of cash necessitates the liquidation of investments, Banc One Investment Advisors or the Sub-Advisor will select which securities to sell and a Fund may realize a gain or loss from those sales. In the event a Fund realizes net capital gains from these transactions, you may receive a larger capital gain distribution, if any, than you would in the absence of such transactions.

Taxation of Retirement Plans. Distributions by the Funds to qualified retire-ment plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has re-ceived shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual as described in "Taxation of Distribu-tions." If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of mak-ing such an investment.


                                       61
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Tax Information. The Form 1099 that is mailed to eligible taxpayers in January details dividends and their federal tax category. Even though the Funds provide this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information see the Statement of Ad-ditional Information. Please note that this tax discussion is general in na-ture. No attempt has been made to present a complete explanation of the feder-al, state, local or foreign tax treatment of the Funds or their shareholders.

Shareholder Statements and Reports

One Group or your Shareholder Servicing Agent will send you transaction confir-mation statements and quarterly account statements. Please review these state-ments carefully. One Group will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Shareholder Servicing Agent may have a different cut-off time.

To reduce expenses and conserve natural resources, One Group will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or One Group reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-877-691-1118 and One Group will begin individual delivery within 30 days. If you would like to receive these docu-ments by e-mail, please visit www.onegroup.com and sign up for electronic de-livery.

If you are the record owner of your One Group shares (that is, you did not use a Shareholder Servicing Agent to buy your shares), you may access your account statements at www.onegroup.com.

In March and September, you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other re-ports.

If you have any questions or need additional information, please write One Group Mutual Funds at 1111 Polaris Parkway, Columbus, OH 43271-1235, call 1-877-691-1118 or visit www.onegroup.com.

                                       62
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                     -------------------------------------------
  ONE GROUP(R)             Management of
-------------------------- One Group Mutual Funds
The Advisor

Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment pro-gram. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual corporate, charitable and retirement accounts. As of June 30, 2001, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $132 billion in assets.


The Sub-Advisor

Banc One High Yield Partners, LLC (1111 Polaris Parkway, P.O. Box 710211, Co-lumbus, Ohio 43271-0211), is the sub-advisor to the High Yield Bond Fund and the Income Bond Fund. Banc One High Yield Partners was formed in June 1998 to provide investment advisory services related to high-yield, high-risk invest-ments to the High Yield Bond Fund and other advisory clients. Banc One High Yield Partners is controlled by Banc One Investment Advisors and Pacholder As-sociates, Inc. As of June 30, 2001, Banc One High Yield Partners had approxi-mately $520 million in assets under management.


                                       63
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Advisory Fees

Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each year. For the most recent fiscal year, the Funds paid advisory fees at the following rates:

--------------------------------------------------------------------------------

                                                       annual rate
                                                     as percentage of
fund                                             average daily net assets
One Group(R) Ultra Short-Term Bond Fund                    .28%
-------------------------------------------------------------------------
One Group(R) Short-Term Bond Fund                          .32%
-------------------------------------------------------------------------
One Group(R) Intermediate Bond Fund                        .37%
-------------------------------------------------------------------------
One Group(R) Bond Fund                                     .39%
-------------------------------------------------------------------------
One Group(R) Income Bond Fund/1/                           .41%
-------------------------------------------------------------------------
One Group(R) Government Bond Fund                          .43%
-------------------------------------------------------------------------
One Group(R) Treasury & Agency Fund                        .20%
-------------------------------------------------------------------------
One Group(R) High Yield Bond Fund/1/                       .60%
-------------------------------------------------------------------------
One Group(R) Mortgage-Backed Securities Fund/2/            NA
-------------------------------------------------------------------------


/1/Includes fees paid by Banc One Investment Advisors to Banc One
   High Yield Partners, the sub-advisor to the High Yield Bond
   Fund and the Income Bond Fund.


/2/One Group Mortgage-Backed Securities Fund began operations af-ter June 30, 2000 and does not have a full year of investment advisory fees. Under the investment advisory agreement with the Fund, Banc One Investment Advisors Corporation is entitled to a fee, calculated daily and paid monthly, equal to .35% of the average daily net assets of the Fund.


                                       64
----

------------
The Fund Managers

The Funds are managed by teams of Fund managers and research analysts. The Fund managers work together to establish general duration, sector and yield curve strategies for the Funds. Each team member makes recommendations about securi-ties to be purchased and sold in the Funds. The research analysts provide indi-vidual security and sector recommendations regarding their area of focus, while the Fund managers select and allocate individual securities in a manner de-signed to meet the investment objectives of the Fund.


Banc One High Yield Partners -- Prior Performance of Pacholder Associates, Inc.

Banc One High Yield Partners was formed as a limited liability company under an agreement between Banc One Investment Advisors and Pacholder Associates, Inc. Under the Agreement, Pacholder is responsible for providing portfolio manage-ment services on behalf of Banc One High Yield Partners. Pacholder is also re-sponsible for advising the Pacholder High Yield Fund, Inc. (formerly known as the Pacholder Fund, Inc.), a closed-end fund through a limited liability com-pany known as Pacholder & Company, LLC./1/

The following table shows historical performance of the Pacholder High Yield Fund, a fund with substantially similar investment objectives, policies, strat-egies and risks to the High Yield Bond Fund as measured against specified mar-ket indices. The information for the Pacholder High Yield Fund is provided to show the past performance of Pacholder in managing a substantially similar fund. This information does not represent the performance of the High Yield Bond Fund. You should not consider this performance data as an indication of future performance of the High Yield Bond Fund or the Pacholder High Yield Fund. The first column shows the performance of the High Yield Bond Fund for the period from November 13, 1998, through September 30, 2001.


With the exception of 1995 and 1998, the expense ratio of the Pacholder High Yield Fund has been higher than the expense ratio of the High Yield Bond Fund. The expense ratio has an impact on the total return that shareholders in the fund would realize. Unlike the High Yield Bond Fund, the Pacholder High Yield Fund pays a performance based investment advisory fee. With the exception of investment advisory fees paid in 1991, 1995, and 1998, the Pacholder High Yield Fund's investment advisory fees have been higher than the contractual advisory fees of the High Yield Bond Fund.

Unlike the High Yield Bond Fund, the Pacholder High Yield Fund is a closed-end fund that has issued both common and preferred stock. Holders of preferred stock in the Pacholder Fund are entitled to fixed rate distributions. The first column shows the return of the High Yield Bond Fund. The second column shows the NAV return realized by holders of common shares in the Pacholder High Yield Fund after distributions were made to preferred shareholders. The third column shows the NAV return that would have been realized if preferred shares had not been issued. The fourth and fifth columns compare the performance of the Pacholder High Yield Fund to specified market indices.

/1/Prior to August 21, 1998, Pacholder was responsible for advising the Pacholder Fund through a partnership known as Pacholder & Company.

                                       65
----

------------

Historical Performance/1/

--------------------------------------------------------------------------------

                                     pacholder high yield fund
                                   ------------------------------
                                                   total return                   credit suisse
                                                     assuming                     first boston
                                                   common stock                     high yield
                                      common     is not leveraged   credit suisse    index,
                                   shareholder's through issuance   first boston    Developed
                       high yield  return based    of preferred      high yield     Countries
                       bond fund     on nav/2/       stock/3/         index/4/       Only/5/
-----------------------------------------------------------------------------------------------
1989/6/                                   NA              NA               NA           NA
-----------------------------------------------------------------------------------------------
1990                                  -0.87%          -0.87%/2/,/7/    -6.38%            *
-----------------------------------------------------------------------------------------------
1991                                  36.71%          36.71%/2/,/7/    43.75%            *
-----------------------------------------------------------------------------------------------
1992                                  18.78%          19.38%           16.66%            *
-----------------------------------------------------------------------------------------------
1993                                  20.27%          18.40%           18.91%            *
-----------------------------------------------------------------------------------------------
1994                                   0.72%           2.21%           -0.97%            *
-----------------------------------------------------------------------------------------------
1995                                  10.68%          10.41%           17.38%            *
-----------------------------------------------------------------------------------------------
1996                                  20.40%          16.63%           12.42%            *
-----------------------------------------------------------------------------------------------
1997                                  15.44%          12.00%           12.63%            *
-----------------------------------------------------------------------------------------------
1998                                  -3.19%          -0.45%            0.58%            *
-----------------------------------------------------------------------------------------------
1998/8/                  1.13%                                                           *
-----------------------------------------------------------------------------------------------
1999                     3.26%/9/      2.56%           3.77%            3.28%         2.26%
-----------------------------------------------------------------------------------------------
2000
-----------------------------------------------------------------------------------------------
2001
-----------------------------------------------------------------------------------------------
1 YR Average Annual
 Return/12/
-----------------------------------------------------------------------------------------------
3 YR Average Annual
 Return/12/
-----------------------------------------------------------------------------------------------
5 YR Average Annual
 Return/12/
-----------------------------------------------------------------------------------------------
Average Annual Return
 since 1990/6/,/12/
-----------------------------------------------------------------------------------------------


/1/Performance information is provided net of expenses. The net investment per-formance represents total return, assuming reinvestment of all dividends and proceeds from capital transactions.

/2/Return to holders of common shares of the Pacholder High Yield Fund after distribution of dividends to preferred shareholders. Performance was derived using the method for calculating the total return of a closed-end fund as re-quired by SEC Form N-2. The returns through December 31, 2000, were audited by the Pacholder High Yield Fund's independent auditor in conjunction with the audit of the Pacholder High Yield Fund. As a closed-end fund, the Pacholder High Yield Fund is not required to redeem shares. As a result, it may be fully invested, hold more illiquid securities, and have a greater po-tential for gain or loss than the High Yield Bond Fund.

/3/Adjusts total return to show what shareholders would have received if the Pacholder High Yield Fund's common stock was not leveraged through the issu-ance of preferred stock. Assumes no distribution of dividends to preferred shareholders and that all shareholders in the Pacholder High Yield Fund hold common stock.

/4/The Credit Suisse First Boston (CSFB) High Yield Index is an unmanaged index comprised of securities that are selected primarily on the basis of size, li-quidity and diversification to be representative of the high yield bond mar-ket. The CSFB High Yield Index was formerly named the CSFB Global High Yield Index. The benchmark index for the Pacholder High Yield Fund


                                       66
----

------------

 changed from the CSFB First Boston Global High Yield Index to the Credit Suisse First Boston (CSFB) High Yield Index, Developed Countries Only in order to better reflect the investment policies of the Fund for comparison purposes.


/5/The Credit Suisse First Boston (CSFB) High Yield Index, Developed Countries
  Only is an unmanaged index (and a subindex of the CSFB High Yield Index) which contains only the issuer of issuers from developed countries, excluding the issues of issuers from developing countries. The CSFB High Yield Index, Developed Countries Only was formerly named the CSFB Domestic Plus High Yield Index.

/6/The Pacholder High Yield Fund commenced operation on November 23, 1988. How-ever, the Pacholder High Yield Fund was not managed with substantially simi-lar investment objectives to the High Yield Bond Fund in 1988 and 1989. Be-ginning in the first quarter of 1990, the Pacholder High Yield Fund was man-aged with substantially similar investment objectives to the High Yield Bond Fund.
/7/No preferred stock was issued prior to April 6, 1992.
/8/For the period from November 13, 1998, through December 31, 1998. Returns have not been annualized. Class I shares only.

/9/Class I shares only.


/10/For the period from January 1, 2001, through September 30, 2001. Returns have not been annualized. Class I shares only.


/11/For the period from January 1, 2001, through September 30, 2001. Returns have not been annualized.


/12/Through September 30, 2001.

* Index did not exist.

                                       67
----

                     ----------------------------------------------

  ONE GROUP(R)
                           Financial Highlights

-------------------------------------------------------------------



The Financial Highlights tables are intended to help you understand the Funds' performance for the last five years or the period of the Funds' operations, whichever is shorter. Certain information reflects financial results for a sin-gle Fund share. The total returns in the table represent the rate that an in-vestor would have earned or lost on an investment in the Funds (assuming rein-vestment of all dividends and distributions). This information for the Funds has been audited by PricewaterhouseCoopers LLP and other independent accoun-tants. PricewaterhouseCoopers' report, along with the Funds' financial state-ments is incorporated by reference in the Statement of Additional Information, which is available upon request.



                                              year ended june 30,
                                    -------------------------------------------
ULTRA SHORT-TERM BOND FUND CLASS I  2001   2000      1999      1998      1997
--------------------------------------------------------------------------------
net asset value, beginning of
 period                                     $9.77     $9.87     $9.87     $9.79
--------------------------------------------------------------------------------
Investment Activities:
 Net investment income                       0.58      0.56      0.59      0.62
 Net realized and unrealized gains
  (losses) from investments and
  futures                                   (0.04)    (0.11)    (0.01)     0.05
--------------------------------------------------------------------------------
Total from Investment Activities             0.54      0.45      0.58      0.67
--------------------------------------------------------------------------------
Distributions:
 Net investment income                      (0.58)    (0.55)    (0.58)    (0.59)
Total Distributions                         (0.58)    (0.55)    (0.58)    (0.59)
--------------------------------------------------------------------------------
net asset value, end of period              $9.73     $9.77     $9.87     $9.87
--------------------------------------------------------------------------------
Total Return                                 5.66%     4.66%     6.00%     7.14%

ratios/supplementary data:
 Net assets at end of period (000)       $261,592  $259,873  $188,133  $114,413
 Ratio of expenses to average net
  assets                                     0.40%     0.32%     0.30%     0.35%
 Ratio of net investment income to
  average net assets                         5.93%     5.63%     5.92%     6.02%
 Ratio of expenses to average net
  assets*                                    0.77%     0.79%     0.81%     0.81%
 Portfolio turnover(a)                      32.68%    38.70%    41.15%    70.36%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                       68
----

                     --------------------------------------

  ONE GROUP(R)
                           Financial Highlights

------------------------------------------------------------

                                             year ended june 30,
SHORT-TERM BOND FUND               -------------------------------------------
CLASS I                            2001   2000      1999      1998      1997
-------------------------------------------------------------------------------
net asset value, beginning of
 period                                   $10.40    $10.51    $10.47    $10.42
-------------------------------------------------------------------------------
Investment Activities:
 Net investment income                      0.59      0.59      0.63      0.63
 Net realized and unrealized gains
  (losses) from investments                (0.11)    (0.11)     0.04      0.05
-------------------------------------------------------------------------------
Total from Investment Activities            0.48      0.48      0.67      0.68
-------------------------------------------------------------------------------
Distributions:
 Net investment income                     (0.59)    (0.59)    (0.63)    (0.63)
Total Distributions                        (0.59)    (0.59)    (0.63)    (0.63)
-------------------------------------------------------------------------------
net asset value, end of period            $10.29    $10.40    $10.51    $10.47
-------------------------------------------------------------------------------
Total Return                                4.81%     4.67%     6.59%     6.75%
ratios/supplementary data:
 Net assets at end of period (000)      $726,539  $804,883  $592,669  $563,979
 Ratio of expenses to average net
  assets                                    0.53%     0.53%     0.53%     0.51%
 Ratio of net investment income to
  average net assets                        5.77%     5.61%     6.01%     6.06%
 Ratio of expenses to average net
  assets*                                   0.81%     0.81%     0.82%     0.81%
 Portfolio turnover(a)                     25.93%    37.22%    56.99%    66.61%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                       69
----

                     -----------------------------------------
  ONE GROUP(R)
                           Financial Highlights

---------------------------------------------------------------



                           year ended     six months
                            june 30,      ended june         year ended december 31,
INTERMEDIATE BOND FUND   ---------------     30,          ---------------------------------
CLASS I                  2001    2000      1999(a)          1998      1997      1996
-------------------------------------------------------------------------------------------
net asset value,
 beginning of period              $10.28      $10.61        $10.48    $10.29    $10.37
-------------------------------------------------------------------------------------------
Investment Activities:
 Net investment income              0.62        0.32          0.63      0.65      0.64
 Net realized and
  unrealized gains
  (losses) from
  investments                      (0.21)      (0.33)         0.14      0.18     (0.07)
-------------------------------------------------------------------------------------------
Total from Investment
 Activities                         0.41       (0.01)         0.77      0.83      0.57
-------------------------------------------------------------------------------------------
Distributions:
 Net Investment Income             (0.62)      (0.32)        (0.64)    (0.64)    (0.65)

Total Distributions                (0.62)      (0.32)        (0.64)    (0.64)    (0.65)
-------------------------------------------------------------------------------------------
net asset value, end of
 period                           $10.07      $10.28        $10.61    $10.48    $10.29
-------------------------------------------------------------------------------------------
Total Return                        4.12%      (0.08%)(b)     7.62%     8.37%     5.78%

ratios/supplementary
 data:
 Net assets at end of
  period (000)                $1,179,116  $1,385,890      $567,609  $482,679  $395,105
 Ratio of expenses to
  average net assets                0.58%       0.62%(c)      0.66%     0.61%     0.67%
 Ratio of net investment
  income to average net
  assets                            6.10%       6.27%(c)      6.02%     6.26%     6.29%
 Ratio of expenses to
  average net assets*               0.81%       0.77%(c)      0.66%     0.61%     0.67%
 Portfolio turnover(d)              6.08%       9.24%        50.32%    31.66%    31.62%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Upon reorganizing as a fund of One Group Mutual Funds, the One Group Interme-diate Bond Fund merged into the Pegasus Intermediate Bond Fund to become the One Group Intermediate Bond Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Intermediate Bond Fund. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares is-sued.

                                       70
----

                     ----------------------
  ONE GROUP(R)
                           Financial Highlights

--------------------------------------------





                         year ended june  six months
                               30,        ended june           year ended december 31,
BOND FUND                ---------------     30,          -------------------------------------
CLASS I                  2001    2000      1999(a)           1998        1997       1996
-----------------------------------------------------------------------------------------------
net asset value,
 beginning of period              $10.34      $10.78          $10.59      $10.27    $10.45
-----------------------------------------------------------------------------------------------
Investment Activities:
 Net investment income              0.65        0.35            0.65        0.66      0.68
 Net realized and
  unrealized gains
  (losses) from
  investments                      (0.26)      (0.44)           0.19        0.32     (0.18)
-----------------------------------------------------------------------------------------------
Total from Investment
 Activities                         0.39       (0.09)           0.84        0.98      0.50
-----------------------------------------------------------------------------------------------
Distributions:
 Net investment income             (0.65)      (0.35)          (0.65)      (0.66)    (0.68)
Total Distributions                (0.65)      (0.35)          (0.65)      (0.66)    (0.68)
-----------------------------------------------------------------------------------------------
net asset value, end of
 period                           $10.08      $10.34          $10.78      $10.59    $10.27
-----------------------------------------------------------------------------------------------
Total Return                        3.94%      (0.87%)(b)       8.17%       9.97%     5.08%
ratios/supplementary
 data:
 Net assets at end of
  period (000)                $1,687,041  $1,330,527      $1,277,246  $1,101,894  $757,627
 Ratio of expenses to
  average net assets                0.60%       0.64%(c)        0.64%       0.61%     0.66%
 Ratio of net investment
  income to average net
  assets                            6.44%       6.65%(c)        6.10%       6.41%     6.71%
 Ratio of expenses to
  average net assets*               0.83%       0.75%(c)        0.64%       0.61%     0.66%
 Portfolio turnover(d)             16.19%      10.89%          34.69%      17.60%    24.92%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Bond Fund became the One Group Bond Fund. The Financial Highlights for the peri-ods prior to March 22, 1999 represent the Pegasus Bond Fund. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the ba-sis of the Fund as a whole without distinguishing among the classes of shares issued.

                                       71
----

                     ---------------------------------

  ONE GROUP(R)
                           Financial Highlights

------------------------------------------------------





                           year ended
                            june 30,      six months       year ended december 31,
                         ---------------    ended         ---------------------------
INCOME BOND FUND                           june 30,
CLASS I                  2001    2000      1999(a)          1998     1997      1996
--------------------------------------------------------------------------------------
net asset value,
 beginning of period               $7.68       $8.10         $8.01    $7.85     $8.18
--------------------------------------------------------------------------------------
Investment Activities:
 Net investment income              0.48        0.22          0.47     0.50      0.46
 Net realized and
  unrealized gains
  (losses) from
  investments                      (0.17)      (0.35)         0.14     0.17     (0.24)
--------------------------------------------------------------------------------------
Total from Investment
 Activities                         0.31       (0.13)         0.61     0.67      0.22
--------------------------------------------------------------------------------------
Distributions:
 Net investment income             (0.48)      (0.23)        (0.47)   (0.49)    (0.45)
 Net realized gains
  (losses)                         --          (0.06)        (0.05)   (0.02)    (0.10)
--------------------------------------------------------------------------------------
Total Distributions                (0.48)      (0.29)        (0.52)   (0.51)    (0.55)
--------------------------------------------------------------------------------------
net asset value, end of
 period                            $7.51       $7.68         $8.10    $8.01     $7.85
--------------------------------------------------------------------------------------
Total Return                        4.19%      (1.68%)(c)     7.82%    8.86%     3.14%

ratios/supplementary
 data:
 Net assets at end of
  period (000)                $1,317,128  $1,328,702      $385,672  $94,544  $187,112
 Ratio of expenses to
  average net assets                0.62%       0.62%(d)      0.65%    0.62%     0.57%
 Ratio of net investment
  income to average net
  assets                            6.35%       5.92%(d)      5.79%    6.08%     6.02%
 Ratio of expenses to
  average net assets*               0.81%       0.76%(d)      0.65%    0.62%     0.66%
 Portfolio turnover(e)             25.10%      20.55%        41.69%   38.70%   103.93%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (A) Upon reorganizing as a fund of One Group Mutual Funds, the One Group In-come Bond Fund merged into the Pegasus Multi Sector Bond Fund to become the One Group Income Bond Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Multi Sector Bond Fund. (B) Effec-tive February 1, 1995 the Fund changed its fiscal year end from January 31, to December 31. (C) Not annualized. (D) Annualized. (E) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                       72
----

                     ----------------------------------------

  ONE GROUP(R)
                           Financial Highlights

-------------------------------------------------------------



                                             year ended june 30,
                                   -------------------------------------------
GOVERNMENT BOND FUND CLASS I       2001   2000      1999      1998      1997
-------------------------------------------------------------------------------
net asset value, beginning of
 period                                    $9.73    $10.11     $9.69     $9.56
-------------------------------------------------------------------------------
Investment Activities:
 Net investment income                      0.59      0.58      0.60      0.62
 Net realized and unrealized gains
  (losses) from investments and
  futures                                  (0.19)    (0.38)     0.42      0.13
-------------------------------------------------------------------------------
Total from Investment Activities            0.40      0.20      1.02      0.75
-------------------------------------------------------------------------------
Distributions:
 Net investment income                     (0.59)    (0.58)    (0.60)    (0.62)
Total Distributions                        (0.59)    (0.58)    (0.60)    (0.62)
-------------------------------------------------------------------------------
net asset value, end of period             $9.54     $9.73    $10.11     $9.69
-------------------------------------------------------------------------------
Total Return                                4.33%     1.94%    10.81%     8.10%

ratios/supplementary data:
 Net assets at end of period (000)      $866,755  $964,576  $851,517  $724,423
 Ratio of expenses to average net
  assets                                    0.62%     0.62%     0.62%     0.62%
 Ratio of net investment income to
  average net assets                        6.21%     5.77%     6.05%     6.45%
 Ratio of expenses to average net
  assets*                                   0.66%     0.66%     0.67%     0.68%
 Portfolio turnover(a)                     25.30%    80.86%    91.49%    60.53%


* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                       73
----

                     -----------------------------------------

  ONE GROUP(R)
                           Financial Highlights

---------------------------------------------------------------



                                                                  january 20,
                                      year ended june 30,           1997 to
                                  ------------------------------   june 30,
TREASURY & AGENCY FUND CLASS I    2001  2000     1999     1998      1997(a)
-------------------------------------------------------------------------------
net asset value, beginning of
 period                                  $9.81   $10.09    $9.99     $10.00
-------------------------------------------------------------------------------
Investment Activities:
 Net investment income                    0.57     0.57     0.62       0.28
 Net realized and unrealized
  gains (losses) from investments        (0.15)   (0.21)    0.15      (0.01)
-------------------------------------------------------------------------------
Total from Investment Activities          0.42     0.36     0.77       0.27
-------------------------------------------------------------------------------
Distributions:
 Net investment income                   (0.57)   (0.57)   (0.62)     (0.28)
 Net realized gains (losses)             (0.02)   (0.07)   (0.05)     --
Total Distributions                      (0.59)   (0.64)   (0.67)     (0.28)
-------------------------------------------------------------------------------
net asset value, end of period           $9.64    $9.81   $10.09      $9.99
-------------------------------------------------------------------------------
Total Return                              4.42%    3.54%    7.91%      2.78%(b)

ratios/supplementary data:
 Net assets at end of period
  (000)                                $65,437  $79,958  $95,073   $110,084
 Ratio of expenses to average net
  assets                                  0.38%    0.36%    0.35%      0.45%(c)
 Ratio of net investment income
  to average net assets                   5.89%    5.60%    6.16%      6.44%(c)
 Ratio of expenses to average net
  assets*                                 0.63%    0.65%    0.65%      0.78%(c)
 Portfolio turnover(d)                   30.02%   76.73%   41.60%     54.44%


* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized.
  (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                       74
----

                     -------------------------------------

  ONE GROUP(R)
                           Financial Highlights

-----------------------------------------------------------





                                                  year ended    november 13,
                                                   june 30,       1998 to
HIGH YIELD BOND FUND                             -------------    june 30,
CLASS I                                          2001   2000      1999(a)
------------------------------------------------------------------------------
net asset value, beginning of period                     $9.87      $10.00
------------------------------------------------------------------------------
Investment Activities:
 Net investment income                                    0.89        0.51
 Net realized and unrealized gains (losses) from
  investments                                            (0.97)      (0.13)
------------------------------------------------------------------------------
Total from Investment Activities                         (0.08)       0.38
------------------------------------------------------------------------------
Distributions:
 Net investment income                                   (0.89)      (0.51)
Total Distributions                                      (0.89)      (0.51)
------------------------------------------------------------------------------
net asset value, end of period                           $8.90       $9.87
------------------------------------------------------------------------------
Total Return                                            (0.75)%       3.80%(b)

ratios/supplementary data:
 Net assets at end of period (000)                    $218,780    $137,433
 Ratio of expenses to average net assets                  0.88%       0.89%(c)
 Ratio of net investment income to average net
  assets                                                  9.63%       8.48%(c)
 Ratio of expenses to average net assets*                 1.03%       1.18%(c)
 Portfolio turnover(d)                                   35.14%      28.02%


* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                       75
----

                     -------------------------------------

  ONE GROUP(R)
                           Financial Highlights

----------------------------------------------------------------------



MORTGAGE-BACKED SECURITIES FUND



                                       76
----

  ONE GROUP(R)             Appendix A
----------------------------------------------
Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Informa-tion. Following the table is a more complete discussion of risk.

                           fund name  fund code
 ----------------------------------------------
  One Group(R) Ultra Short-Term Bond       1
 ----------------------------------------------
   One Group(R) Short-Term Bond Fund       2
 ----------------------------------------------
      One Group(R) Intermediate Bond
                                Fund       3
 ----------------------------------------------
              One Group(R) Bond Fund       4
 ----------------------------------------------
       One Group(R) Income Bond Fund       5
 ----------------------------------------------
   One Group(R) Government Bond Fund       6
 ----------------------------------------------
      One Group(R) Treasury & Agency
                                Fund       7
 ----------------------------------------------
   One Group(R) High Yield Bond Fund       8
 ----------------------------------------------
        One Group(R) Mortgage-Backed
                     Securities Fund       9
 ----------------------------------------------

                                                                        Risk
Instrument                                                  Fund Code   Type
-------------------------------------------------------------------------------
U.S. Treasury Obligations: Bills, notes, bonds, STRIPS and        1-9 Market
CUBES.
-------------------------------------------------------------------------------
Treasury Receipts: TRs, TIGRs and CATS.                           1-9 Market
-------------------------------------------------------------------------------
U.S. Government Agency Securities: Securities issued by           1-9 Market
agencies and instrumentalities of the U.S. government.                Credit
These include all types of securities issued Ginnie Mae,
Fannie Mae and Freddie Mac including funding notes and
subordinated benchmark notes.
-------------------------------------------------------------------------------
Certificates of Deposit: Negotiable instruments with a      1-5, 8, 9 Market
stated maturity.                                                      Credit
                                                                      Liquidity
-------------------------------------------------------------------------------


                                       77
----

------------

                                                                        Risk
Instrument                                                Fund Code     Type
-------------------------------------------------------------------------------
Time Deposits: Non-negotiable receipts issued by a bank     1-5, 8, 9 Liquidity
in exchange for the deposit of funds.                                 Credit
                                                                      Market
-------------------------------------------------------------------------------
Repurchase Agreements: The purchase of a security and             1-9 Credit
the simultaneous commitment to return the security to                 Market
the seller at an agreed upon price on an agreed upon                  Liquidity
date. This is treated as a loan.
-------------------------------------------------------------------------------
Reverse Repurchase Agreements: The sale of a security             1-9 Market
and the simultaneous commitment to buy the security                   Leverage
back at an agreed upon price on an agreed upon date.
This is treated as a borrowing by a Fund.
-------------------------------------------------------------------------------
Securities Lending: The lending of up to 33 1/3% of the           1-9 Credit
Fund's total assets. In return, the Fund will receive                 Market
cash, other securities, and/or letters of credit as                   Leverage
collateral.
-------------------------------------------------------------------------------
When-Issued Securities and Forward Commitments:                   1-9 Market
Purchase or contract to purchase securities at a fixed                Leverage
price for delivery at a future date.                                  Liquidity
                                                                      Credit
-------------------------------------------------------------------------------
Investment Company Securities: Shares of other mutual             1-9 Market
funds, including One Group money market funds and
shares of other money market mutual funds for which
Banc One Investment Advisors or its affiliates serve as
investment advisor or administrator. The Treasury &
Agency Fund and the Government Bond Fund will only
purchase shares of investment companies which invest
exclusively in U.S. Treasury and other U.S. agency
obligations. Banc One Investment Advisors will waive
certain fees when investing in funds for which it
serves as investment advisor.
-------------------------------------------------------------------------------
Convertible Securities: Bonds or preferred stock that    1, 3-5, 8, 9 Market
convert to common stock.                                              Credit
-------------------------------------------------------------------------------

                                       78
----

------------

                                                                        Risk
Instrument                                                 Fund Code    Type
-------------------------------------------------------------------------------
Call and Put Options: A call option gives the buyer the    1-6, 8, 9 Management
right to buy, and obligates the seller of the option to              Liquidity
sell, a security at a specified price at a future date. A            Credit
put option gives the buyer the right to sell, and                    Market
obligates the seller of the option to buy, a security at             Leverage
a specified price at a future date. The Funds will sell
only covered call and secured put options.
-------------------------------------------------------------------------------
Futures and Related Options: A contract providing for the  1-6, 8, 9 Management
future sale and purchase of a specified amount of a                  Market
specified security, class of securities, or an index at a            Credit
specified time in the future and at a specified price.               Liquidity
                                                                     Leverage
-------------------------------------------------------------------------------
Real Estate Investment Trusts ("REITs"): Pooled            2-5, 8, 9 Liquidity
Investment vehicles which invest primarily in income                 Management
producing real estate or real estate related loans or                Market
interest.                                                            Regulatory
                                                                     Tax
                                                                     Prepayment
-------------------------------------------------------------------------------
Bankers' Acceptances: Bills of exchange or time drafts     1-5, 8, 9 Credit
Drawn on and accepted by a commercial bank. Maturities               Liquidity
are generally six months or less.                                    Market
-------------------------------------------------------------------------------
Commercial Paper: Secured and unsecured short-term         1-5, 8, 9 Credit
promissory notes issued by corporations and other                    Liquidity
entities. Maturities generally vary from a few days to               Market
nine months.
-------------------------------------------------------------------------------
Foreign Securities: Securities issued by foreign           1-5, 8, 9 Market
companies, as well as commercial paper of foreign issuers            Political
and obligations of foreign banks, overseas branches of               Liquidity
U.S. banks and supranational entities.                               Foreign
                                                                     Investment
-------------------------------------------------------------------------------
Restricted Securities: Securities not registered under     1-5, 8, 9 Liquidity
the Securities Act of 1933, such as privately placed                 Market
commercial paper and Rule 144A securities.
-------------------------------------------------------------------------------
Variable and Floating Rate Instruments: Obligations with         1-9 Credit
interest rates which are reset daily, weekly, quarterly              Liquidity
or some other period and which may be payable to the Fund            Market
on demand.
-------------------------------------------------------------------------------


                                       79
----

------------

                                                                      Risk
Instrument                                                 Fund Code  Type
-------------------------------------------------------------------------------
Warrants: Securities, typically issued with preferred      5, 8      Market
stock or bonds, that give the holder the right to buy a              Credit
proportionate amount of common stock at a specified
price.
-------------------------------------------------------------------------------
Preferred Stock: A class of stock that generally pays a    1-5, 8, 9 Market
dividend at a specified rate and has preference over
common stock in the payment of dividends and in
liquidation.
-------------------------------------------------------------------------------
Mortgage-Backed Securities: Debt obligations secured by    1-9       Prepayment
real estate loans and pools of loans. These include                  Market
collateralized mortgage obligations ("CMOs") and Real                Credit
Estate Mortgage Investment Conduits ("REMICs").                      Regulatory
-------------------------------------------------------------------------------
Corporate Debt Securities: Corporate bonds and non-        1-5, 8, 9 Market
convertible debt securities.                                         Credit
-------------------------------------------------------------------------------
Demand Features: Securities that are subject to puts and   1-5, 8, 9 Market
standby commitments to purchase the securities at a fixed            Liquidity
price (usually with accrued interest) within a fixed                 Management
period of time following demand by a Fund.
-------------------------------------------------------------------------------
Asset-Backed Securities: Securities secured by company     1-5, 8, 9 Prepayment
receivables, home equity loans, truck and auto loans,                Market
leases, credit card receivables and other securities                 Credit
backed by other types of receivables or other assets.                Regulatory
-------------------------------------------------------------------------------
Mortgage Dollar Rolls: A transaction in which a Fund       1-9       Prepayment
sells securities for delivery in a current month and                 Market
simultaneously contracts with the same party to                      Regulatory
repurchase similar but not identical securities on a
specified future date.
-------------------------------------------------------------------------------
Adjustable Rate Mortgage Loans ("ARMs"): Loans in a        1-9       Prepayment
mortgage pool which provide for a fixed initial mortgage             Market
interest rate for a specified period of time, after which            Credit
the rate may be subject to periodic adjustments.                     Regulatory
-------------------------------------------------------------------------------
Swaps, Caps and Floors: A Fund may enter into these        1-6, 8, 9 Management
transactions to manage its exposure to changing interest             Credit
rates and other factors. Swaps involve an exchange of                Liquidity
obligations by two parties. Caps and floors entitle a                Market
purchaser to a principal amount from the seller of the
cap or floor to the extent that a specified index exceeds
or falls below a predetermined interest rate or amount.
-------------------------------------------------------------------------------


                                       80
----

------------

                                                            Fund       Risk
Instrument                                                  Code       Type
-------------------------------------------------------------------------------
New Financial Products: New options and futures           1-6, 8, 9 Management
contracts and other financial products continue to be               Credit
developed and the Funds may invest in such options,                 Market
contracts and products.                                             Liquidity
-------------------------------------------------------------------------------
Structured Instruments: Debt securities issued by         1-9       Market
agencies and instrumentalities of the U.S. government,              Liquidity
banks, municipalities, corporations and other businesses            Management
whose interest and/or principal payments are indexed to             Credit
foreign currency exchange rates, interest rates, or one             Foreign
or more other referenced indices.                                   Investment
-------------------------------------------------------------------------------
Municipal Bonds: Securities issued by a state or          1-5, 8, 9 Market
political subdivision to obtain funds for various public            Credit
purposes. Municipal bonds include private activity bonds            Political
and industrial development bonds, as well as General                Tax
Obligation Notes, Tax Anticipation Notes, Bond                      Regulatory
Anticipation Notes, Revenue Anticipation Notes, Project
Notes, other short-term tax-exempt obligations,
municipal leases, obligations of municipal housing
authorities and single family revenue bonds.
-------------------------------------------------------------------------------
Zero Coupon Debt Securities: Bonds and other debt that    1-9       Credit
pay no interest, but are issued at a discount from their            Market
value at maturity. When held to maturity, their entire              Zero Coupon
return equals the difference between their issue price
and their maturity value.
-------------------------------------------------------------------------------
Zero-Fixed-Coupon Debt Securities: Zero coupon debt       1-9       Credit
securities which convert on a specified date to interest            Market
bearing debt securities.                                            Zero Coupon
-------------------------------------------------------------------------------
Stripped Mortgage-Backed Securities: Derivative multi-    1-6, 8, 9 Prepayment
class mortgage securities usually structured with two               Market
classes of shares that receive different proportions of             Credit
the interest and principal from a pool of mortgage-                 Regulatory
backed obligations. These include IOs and POs.
-------------------------------------------------------------------------------


                                       81
----

------------

                                                          Fund         Risk
Instrument                                                Code         Type
------------------------------------------------------------------------------
Inverse Floating Rate Instruments: Leveraged variable     1-6, 8, 9 Market
rate debt instruments with interest rates that reset in             Leverage
the opposite direction from the market rate of interest             Credit
to which the inverse floater is indexed.
------------------------------------------------------------------------------
Loan Participations and Assignments: Participations in,   1-5, 8, 9 Credit
or assignments of all or a portion of loans to                      Political
corporations or to governments, including governments of            Liquidity
the less developed countries ("LDCs").                              Foreign
                                                                    Investment
                                                                    Market
------------------------------------------------------------------------------
Fixed Rate Mortgage Loans: Investments in fixed rate      1-9       Credit
mortgage loans or mortgage pools which bear simple                  Prepayment
interest at fixed annual rates and have short to long               Regulatory
term final maturities.                                              Market
------------------------------------------------------------------------------
Short-Term Funding Agreements: Funding agreements Issued  1-5, 8, 9 Credit
by banks and highly rated U.S. insurance companies such             Liquidity
as Guaranteed Investment Contracts ("GICs") and Bank                Market
Investment Contracts ("BICs").
------------------------------------------------------------------------------
Common Stock: Shares of ownership of a company.           8         Market
------------------------------------------------------------------------------

                                       82
----

------------

Investment Risks

Below is a more complete discussion of the types of risks inherent in the secu-rities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risks than others.

 . Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obli-gation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

 . Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is of-ten associated with investments in derivatives, but also may be embedded di-rectly in the characteristics of other securities.

   Hedged. When a derivative (a security whose value is based on another se-curity or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substan-tially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the de-rivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

   Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

 . Liquidity Risk. The risk that certain securities may be difficult or impossi-ble to sell at the time and the price that would normally prevail in the mar-ket. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

 . Management Risk. The risk that a strategy used by a Fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

 . Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a se-curity to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, in-dustry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing mar-ket rates. For fixed income securities, market risk is largely, but not ex-clusively, influenced by changes in

                                       83
----

------------
  interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key infor-mation about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

 . Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

 . Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

 . Prepayment Risk. The risk that the principal repayment of a security will oc-cur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than ex-pected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline.
  When mortgages and other obligations are prepaid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.


 . Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of out-standing securities.

 . Regulatory Risk. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restric-tions on "due on sale" clauses and state usury laws.

 . Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by in-terest rate changes. These securities tend to be more volatile than securi-ties which pay interest periodically.

                                       84
----

------------

If you want more information about the Funds, the following documents are free upon request:

Annual/Semi-Annual Reports: Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information ("SAI"): The SAI provides more detailed in-formation about the Funds and is incorporated into this prospectus by refer-ence.

How can I get more information? You can get a free copy of the semi-annual re-ports or the SAI, request other information or discuss your questions about the Fund by calling 1-877-691-1118 or by writing the Funds at:

 one group(R) mutual funds
 1111 polaris parkway
 columbus, ohio 43271-1235

 or visiting

 www.onegroup.com

You can also review and copy the Funds' reports and the SAI at the Public Ref-erence Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-202-942-8090.) You can also get reports and other information about the Funds from the EDGAR Database on the SEC's web site at http://www.sec.gov. Copies of this information may be ob-tained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

(Investment Company Act File No. 811-4236)


TOG-I-122
                                                          [LOGO OF ONE GROUP(R)]

One Group(R) Bond Fund

Class I Shares

                       PROSPECTUS

                       November 1, 2001



                                                             [LOGO OF ONE GROUP]
                     ------

                       The Securities and Ex-
                       change Commission has not
                       approved or disapproved
                       the shares of any of the
                       Funds as an investment or
                       determined whether this
                       prospectus is accurate or
                       complete. Anyone who
                       tells you otherwise is
                       committing a crime.

   Table of

     contents

               Fund Summary: Investments, Risks and Performance
                                            One Group Bond Fund   1
                                                                 ---


                                                    More About The Fund
                                        Principal Investment Strategies   5
                                                                         -------
                                                       Investment Risks   6
                                                                         -------
                                                      Portfolio Quality   6
                                                                         -------
                                          Temporary Defensive Positions   7
                                                                         -------
                                                     Portfolio Turnover   8
                                                                         -------



                                         Purchasing Fund Shares   8
                                                                 ------



                                            Privacy Policy   9
                                                            ------



                               Shareholder Information
                                         Voting Rights  10
                                                       -------
                                     Dividend Policies  10
                                                       -------
                         Tax Treatment of Shareholders  11
                                                       -------
                                 Shareholder Inquiries  11
                                                       -------


                                   Management of One Group Mutual Funds
                                                            The Advisor   12
                                                                         -------
                                                      The Fund Managers   12

                Financial Highlights   13
                                      ---
    Appendix A: Investment Practices   14
                                      ---

      ONE  GROUP(R)

      ------------------

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Bond Fund

What is the goal of the Bond Fund?

The Fund seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

What are the Bond Fund's Main Investment Strategies?

The Fund invests mainly in investment grade bonds and debt securities (or unrated bonds and debt securities which Banc One Investment Advisors determines to be of comparable quality). These include U.S. government obligations and mortgage-backed and asset-backed securities. Banc One Investment Advisors analyzes four major factors in managing and constructing the Fund: duration, market sector, maturity concentrations and individual securities. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors is value oriented and selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Bond Fund's investment strategies, please read "More About the Fund" and "Principal Investment Strategies."


What is a Bond?

A "bond" is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero coupon obligations.


What are the main risks of investing in the Bond Fund?

The main risks of investing in the Bond Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Bond Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Bond Fund. For additional information on risk, please read "Investment Risks."

------
   1

      ------------------

----------------

Bond Fund

MAIN RISKS

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect a security's liquidity and make it difficult for the Fund to sell the security.

Prepayment and Call Risk. As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Derivative Risk. The Fund invests in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Derivatives generally are more volatile and are riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

------
 2

      ONE  GROUP(R)

      ------------------
-
-

FUND SUMMARY

Bond Fund

How has the Bond Fund Performed?

By showing the variability of the Bond Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. Please remember that the past performance of the Bond Fund is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

Bar Chart (per calendar year)/1/ -- Class I Shares
--------------------------------------------------------------------------------


                                    [GRAPH]

                            1991             15.67%
                            1992              6.75%
                            1993             11.33%
                            1994             -6.91%
                            1995             23.68%
                            1996              5.08%
                            1997              9.92%
                            1998              8.19%
                            1999             -0.87%
                            2000             12.12%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's
  total return was     %. The above quoted performance data includes the
  performance of a common trust fund, the predecessor to the Pegasus Bond Fund and the Pegasus Bond Fund for the period prior to the consolidation with One Group Bond Fund on March 22, 1999. The predecessor to the Pegasus Bond Fund commenced operations on June 1, 1991, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the predecessor to the Pegasus Bond Fund as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitation and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.


--------------------------------------------------------------------------------
Best Quarter: 7.61% 2Q1995   Worst Quarter: -2.66% 1Q1994
--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2000/1/

--------------------------------------------------------------------------------

                   inception   1 year 5 years 10 years  performance
                 date of class                         since 12/31/83
Class I             6/1/91     12.12%  6.80%   8.18%       9.44%
Lehman Brothers                11.63%  6.46%   7.96%       9.69%
 Aggregate
 Bond Index/2/
Lipper                         11.17%  5.80%   6.86%         *
 Intermediate
 U.S. Government
 Index/3/


/1/The above quoted performance data includes the performance of a common trust fund, the predecessor to the Pegasus Bond Fund and the Pegasus Bond Fund for the period prior to the consolidation with the One Group Bond Fund on March 22, 1999. The predecessor to the Pegasus Bond Fund commenced operations on June 1, 1991, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the predecessor to the Pegasus Bond Fund as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitation and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its returns would have been lower.
/2/The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of the bond market as a whole. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.
/3/The Lipper Intermediate U.S. Government Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.
* Index did not exist.

------
   3

      ------------------







One Group Bond Fund
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



annual fund operating expenses
---------------------------------------------------
(expenses that are deducted from Fund
assets)                                     class i
---------------------------------------------------
Investment Advisory Fees                      .60%
---------------------------------------------------
Other Expenses                                .23%
---------------------------------------------------
Total Annual Fund Operating Expenses          .83%
---------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/   (.23%)
---------------------------------------------------
Net Expenses                                  .60%
---------------------------------------------------




/1/Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .60% for Class I shares for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assumes that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if either you redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown below.


           class i
------------------
1 Year/1/  $   61
------------------
3 Years       242
------------------
5 Years       438
------------------
10 Years    1,004
------------------

/1/Without contractual fee waivers, 1 Year expenses would be $85.

------
 4

      ONE  GROUP(R)

      ------------------



More About The Fund

The Fund described in this prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation. For more information about One Group and Banc One Investment Advisors, please read "Management of One Group Mutual Funds" and the Statement of Additional Information.

--------------------------------------------------------------------------------

Principal
Investment
Strategies

The One Group Bond Fund is designed to maximize total return. Banc One Investment Advisors analyzes four major factors in managing and constructing the Fund: duration, market sector, maturity concentrations and individual securities. The Fund attempts to enhance total return by selecting market sectors that offer risk/reward advantages based on structural risks and credit trends.


The principal investment strategy that is used to meet the Fund's investment objective is described in "Fund Summary: Investments, Risk & Performance" in the front of this prospectus. It is also described below. There can be no assurance that the Fund will achieve its investment objective. Please note that the Fund may also use strategies that are not described below, but which are described in the Statement of Additional Information.

                              FUNDAMENTAL POLICIES

A Fund's investment strategy may involve "fundamental policies". A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund.



The Fund invests in all types of debt securities rated as investment grade (or unrated debt securities which Banc One Investment Advisors determines to be of comparable quality), as well as preferred stock and loan participations. Such securities include government securities such as U.S. Treasury obligations as well as Fannie Mae, Ginnie Mae, Freddie Mac and other government agency mortgage-backed securities.




 .   As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds. For purposes of this Policy, the Fund's net assets include borrowings by the Fund for investment purposes. Generally, such bonds will have intermediate to long maturities.


 .   The Fund may purchase taxable or tax-exempt municipal securities.

 .   The Fund may invest in bonds and other debt securities that are rated in the lowest investment grade category.


 .   The Fund's average weighted maturity will normally range between four and twelve years, although the Fund may shorten its weighted average if deemed appropriate for temporary defensive purposes.

                      WHAT IS AVERAGE WEIGHTED MATURITY?

 Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual securities in a Fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a Fund's sensitivity to changes in interest rates. Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect. Mortgage-related securities are subject to prepayment of principal, which can shorten the average weighted maturity of the Fund's portfolio. Therefore, in the case of a Fund holding mortgage-backed securities, the average weighted maturity of the Fund is equivalent to its weighted average life. Weighted average life is the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions.


------
   5

--------------------------------------------------------------------------------

Investment Risks

The risks associated with investing in the Fund are described below and in "Fund Summary: Investments, Risk & Performance" at the front of this prospectus.

--

FIXED INCOME SECURITIES. Investments by the Fund in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally decreases. On the other hand, if rates fall, the value of the investments generally increases. The value of the securities in the Fund, and the value of your investment in the Fund, will increase and decrease as the value of the Fund's investments increases and decreases.


--
DERIVATIVES. The Fund invests in securities that may be considered to be derivatives. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity and management risks.

                              WHAT IS A DERIVATIVE?

Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

LOWER-RATED SECURITIES. The Fund may purchase debt securities rated in the lowest investment grade category. Securities in this rating category are considered to have speculative characteristics. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher-grade securities.

For more information about risks associated with the types of investments that the Fund purchases, please read "Fund Summary: Investments, Risk & Performance," Appendix A and the Statement of Additional Information.

--------------------------------------------------------------------------------

Portfolio Quality



Various rating organizations (like Standard & Poor's Corporation and Moody's Investors Service) assign ratings to securities (other than equity securities). Generally, ratings are divided into two main categories: "Investment Grade Securities" and "Non-Investment Grade Securities." Although there is always a risk of default, rating agencies believe that issuers of Investment Grade Securities have a high probability of making payments on such securities. Non-Investment Grade Securities include securities that, in the opinion of the rating agencies, are more likely to default than Investment Grade Securities.

------
 6

The Bond Fund only purchases securities that meet the criteria described below. Banc One Investment Advisors will look at a security's rating at the time of investment. If the securties are unrated, Banc One Investment Advisors must determine that they are of comparable quality to rated securities. Subsequent to its purchase by the Fund, a security may cease to be rated or its rating reduced below the minimum rating required for purchase by the Fund. Banc One Investment Advisors will consider such event in determining whether the Fund should continue to the hold the security.


--
DEBT SECURITIES

 . The Fund may invest in debt securities rated in any of the four investment grade rating categories.

--
PREFERRED STOCK

 . The Fund may only invest in preferred stock rated in any of the four highest rating categories.

--
MUNICIPAL SECURITIES

 . The Fund may only invest in municipal bonds rated in any of the four investment grade rating categories.

 . The Fund may only invest in other municipal securities, such as tax-exempt commercial paper, notes and variable rate demand obligations that are rated in the highest or second highest investment grade rating categories.

--
COMMERCIAL PAPER

 . The Fund may invest in commercial paper rated in the highest or second highest rating category.

For more information about ratings, please see "Description of Ratings" in the Statement of Additional Information.

--------------------------------------------------------------------------------
Temporary Defensive Positions


To respond to unusual market conditions, the Fund may invest all or a portion of its assets in cash and cash equivalents for temporary defensive purposes. Investments in cash and cash equivalents may result in a lower yield than lower-quality or longer-term investments and may prevent the Fund from meeting its investment objective.

------
   7

While the Fund is engaged in a temporary defensive position, it will not be pursuing its investment objective. Therefore, the Fund will pursue a temporary defensive position only when market conditions warrant.


      WHAT IS A CASH EQUIVALENT?

 Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.
--------------------------------------------------------------------------------

Portfolio Turnover

The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. Portfolio turnover may vary greatly from year to year, as well as within a particular year.

Higher portfolio turnover rates will likely result in higher transaction costs to the Fund. The portfolio turnover rate for the Fund for the fiscal year ended June 30, 2001, is shown on the Financial Highlights.


--------------------------------------------------------------------------------
Purchasing Fund Shares

How Much Do Shares Cost?
 .  Shares are sold at net asset value ("NAV").

 . NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class expenses) by the number of outstanding shares in that class.

 . The market value of the Fund's investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security's value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company) but before the Fund's NAV is calculated, that security may be valued by another method that the Fund believes accurately reflects fair value.


 . A Fund's NAV changes every business day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.


 . It is the responsibility of your Plan Administrator to send your purchase or redemption order to the Fund. Please contact your Plan Administrator for information regarding cut-off times for purchase and redemption requests.

 . The Fund is open for business every day, other than weekends and days on which the New York Stock Exchange ("NYSE") is closed, including the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

How Do I Buy Fund Shares?
 . Please contact your Plan Administrator for information on participating in your company's plan.

------
 8

      ONE  GROUP(R)

      ------------------


PRIVACY POLICY

--------------------------------------------------------------------------------

One Group Mutual Funds understands that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.


KEY DEFINITIONS. This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:


   . Consumer -- an individual who applies for or obtains a financial product or service from One Group Mutual Funds for personal, family or household purposes, including individuals who don't have a continuing relationship with One Group Mutual Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representatives, but do not invest in One Group Mutual Funds.


   . Customer -- a consumer who has a continuing relationship with One Group
     Mutual Funds through record ownership of fund shares.


   . Nonpublic personal information -- any personally identifiable financial information about a consumer that is obtained by One Group Mutual Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory listing is an example of public information.


COLLECTION OF NONPUBLIC PERSONAL INFORMATION. We collect information to service your account, to protect you from fraud and to make available products and services that may be of interest to you. We collect nonpublic personal information about you from the following sources:


   . Information we receive from you on applications or other forms, on our website or through other means;


   . Information we receive from you through transactions, correspondence and other communications with us; and


   . Information we otherwise obtain from you in connection with providing you a financial product or service.


INFORMATION SHARING WITH NON-AFFILIATED THIRD PARTIES. We do not share any nonpublic personal information about our customers or former customers with anyone, except as required or permitted by law. This means we may disclose all of the information we collect, as described above, to companies who help us maintain and service your account. For instance, we will share information with the transfer agent for One Group Mutual Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas or as described in the following section.


------
   9

INFORMATION SHARING WITH JOINT MARKETERS. We also may share the information described above in Collection of Nonpublic Personal Information with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint marketing agreements. However, we only provide information about you to that broker-dealer or financial intermediary from whom you purchased your One Group shares. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.


CHILDREN'S ONLINE PRIVACY ACT DISCLOSURE. From our website, One Group Mutual Funds does not knowingly collect or use personal information from children under the age of 13 without obtaining verifiable consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.


SECURITY. For your protection, One Group Mutual Funds maintains security standards and procedures that we continually update to safeguard against unauthorized disclosure of information or access to information about you.


We restrict access to nonpublic personal information about you to those individuals who need to know that information to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.


ONE GROUP MUTUAL FUNDS' PRIVACY COMMITMENT. One Group Mutual Funds is committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.onegroup.com.


------
10

      ONE  GROUP(R)


      ------------------


Shareholder Information



VOTING RIGHTS

The Fund does not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective, or approve an investment advisory contract.

The Fund, and each class of shares within each Fund, votes separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.

--------------------------------------------------------------------------------
DIVIDEND POLICIES

DIVIDENDS. The Fund generally declares dividends on the last business day of each month. Dividends are distributed on the first business day of the next month after they are declared.

The Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment.

DIVIDEND REINVESTMENT. You automatically will receive all income dividends and capital gains distributions in additional shares of the same Fund and class. The value of the shares distributed is the NAV determined immediately following the dividend record date.

--------------------------------------------------------------------------------
TAX TREATMENT OF SHAREHOLDERS

TAXATION OF DISTRIBUTIONS. The Fund will distribute substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses) and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) on at least an annual basis.

TAXATION OF RETIREMENT PLANS

Distributions by the Fund to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual. If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of making such an investment.

TAXATION OF ZERO COUPON SECURITIES

The Fund may acquire certain securities issued with original issue discount (including zero coupon securities). Current federal tax requires that a holder (such as a Fund) of such a security must include in taxable income a portion of the original issue discount which accrues during the tax year on such security even if a Fund receives no payment in cash on the security during the year. As an investment company, a Fund must pay out substantially all of its net investment income each year, including any original issue discount. Accordingly, a Fund may be required to

------
  11
pay out in income distribution each year an amount that is greater than the total amount of cash interest a Fund actually received. Such distributions will be made from the cash assets of a Fund or by liquidation of investments if necessary. If a distribution of cash necessitates the liquidation of investments, Banc One Investment Advisors will select which securities to sell.

--------------------------------------------------------------------------------
Shareholder Inquiries


If you have any questions or need additional information, please contact your Plan Administrator.


------
12

      ONE GROUP(R)


      ------------------

Management of One Group Mutual Funds



Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual corporate, charitable and retirement accounts. As of June 30, 2001, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $132 billion in assets.


--------------------------------------------------------------------------------
Advisory Fees


Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each year. For the most recent fiscal year, the Fund paid advisory fees at the following rate:

--------------------------------------------------------------------------------

                              annual rate
                            as percentage of
fund                    average daily net assets
One Group(R) Bond Fund            .39%
------------------------------------------------

--------------------------------------------------------------------------------
The Fund Managers

The Fund is managed by a team, which includes Fund managers and research analysts. The Fund managers work together to establish general duration, sector and yield curve strategies for the Fund. Each team member makes recommendations about securities to be purchased and sold in the Fund. The research analysts provide individual security and sector recommendations regarding their area of focus, while the Fund managers select and allocate individual securities in a manner designed to meet the investment objectives of the Fund.


------
  13

      ONE GROUP(R)


      ------------------

FINANCIAL HIGHLIGHTS


Bond Fund

The Financial Highlights tables are intended to help you understand the Fund's performance for the last five years or the period of the Fund's operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the Fund has been audited by PricewaterhouseCoopers LLP and other independent accountants. PricewaterhouseCoopers' report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.


                         year ended june 30,                         year ended december 31,
                         ---------------------  six months ended  --------------------------------
CLASS I                   2001       2000       june 30, 1999(a)     1998        1997       1996
---------------------------------------------------------------------------------------------------
net asset value,
 beginning of period             $       10.34     $    10.78     $    10.59  $    10.27  $  10.45
---------------------------------------------------------------------------------------------------
Investment Activities:
 Net investment income                    0.65           0.35           0.65        0.66      0.68
 Net realized and
  unrealized gains
  (losses) from
  investments                            (0.26)         (0.44)          0.19        0.32     (0.18)
---------------------------------------------------------------------------------------------------
Total from Investment
 Activities                               0.39          (0.09)          0.84        0.98      0.50
---------------------------------------------------------------------------------------------------
Distributions:
 Net investment income                   (0.65)         (0.35)         (0.65)      (0.66)    (0.68)
Total Distributions                      (0.65)         (0.35)         (0.65)      (0.66)    (0.68)
---------------------------------------------------------------------------------------------------
net asset value, end of
 period                          $       10.08     $    10.34     $    10.78  $    10.59  $  10.27
---------------------------------------------------------------------------------------------------
Total Return                             3.94%         (0.87%)(b)      8.17%       9.97%     5.08%
ratios/supplementary
 data:
 Net assets at end of
  period (000)                   $   1,687,041     $1,330,527     $1,277,246  $1,101,894  $757,627
 Ratio of expenses to
  average net assets                     0.60%          0.64%(c)       0.64%       0.61%     0.66%
 Ratio of net investment
  income to average net
  assets                                 6.44%          6.65%(c)       6.10%       6.41%     6.71%
 Ratio of expenses to
  average net assets*                    0.83%          0.75%(c)       0.64%       0.61%     0.66%
 Portfolio turnover(d)                  16.19%         10.89%         34.69%      17.60%    24.92%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Bond Fund became the One Group Bond Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Bond Fund. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
14

      ONE  GROUP(R)


      ------------------

Appendix A




--------------------------------------------------------------------------------
Investment Practices


The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Fund, as well as the risks inherent in their use. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.

Instrument                                                  Risk Type
---------------------------------------------------------------------
U.S. Treasury Obligations: Bills, notes, bonds, STRIPS and  Market
CUBES.
---------------------------------------------------------------------
Treasury Receipts: TRs, TIGRs and CATS.                     Market
---------------------------------------------------------------------
U.S. Government Agency Securities: Securities issued by     Market
agencies and instrumentalities of the U.S. government.      Credit
These include all types of securities issued by Ginnie
Mae, Fannie Mae and Freddie Mac including funding notes
and subordinated benchmark notes.
---------------------------------------------------------------------
Certificates of Deposit: Negotiable instruments with a      Market
stated maturity.                                            Credit
                                                            Liquidity
---------------------------------------------------------------------
Time Deposits: Non-negotiable receipts issued by a bank in  Liquidity
exchange for the deposit of funds.                          Credit
                                                            Market
---------------------------------------------------------------------
Repurchase Agreements: The purchase of a security and the   Credit
simultaneous commitment to return the security to the       Market
seller at an agreed upon price on an agreed upon date.      Liquidity
This is treated as a loan.
---------------------------------------------------------------------
Reverse Repurchase Agreements: The sale of a security and   Market
the simultaneous commitment to buy the security back at an  Leverage agreed upon price on an agreed upon date. This is treated
as a borrowing by a Fund.
---------------------------------------------------------------------
Securities Lending: The lending of up to 33 1/3% of the     Credit
Fund's total assets. In return, the Fund will receive       Market
cash, other securities and/or letters of credit as          Leverage
collateral.
---------------------------------------------------------------------
When-Issued Securities and Forward Commitments: Purchase    Market
or contract to purchase securities at a fixed price for     Leverage
delivery at a future date.                                  Liquidity
                                                            Credit
---------------------------------------------------------------------

------
  15

Instrument                                                  Risk Type
----------------------------------------------------------------------
Investment Company Securities: Shares of other mutual       Market
funds, including One Group money market funds and shares
of other money market funds for which Banc One Investment
Advisors or its affiliates serve as investment advisor or
administrator. Banc One Investment Advisors will waive
certain fees when investing in funds for which it serves
as investment advisor.
----------------------------------------------------------------------
Convertible Securities: Bonds or preferred stock that can   Market
convert to common stock.                                    Credit
----------------------------------------------------------------------
Call and Put Options: A call option gives the buyer the     Management
right to buy, and obligates the seller of the option to     Liquidity
sell, a security at a specified price at a future date. A   Credit
put option gives the buyer the right to sell, and           Market
obligates the seller of the option to buy, a security at a  Leverage specified price at a future date. The Fund will sell
covered call and secured put options.
----------------------------------------------------------------------
Futures and Related Options: A contract providing for the   Management
future sale and purchase of a specified amount of a         Market
specified security, class of securities, or an index at a   Credit
specified time in the future and at a specified price.      Liquidity
                                                            Leverage
----------------------------------------------------------------------
Real Estate Investment Trusts ("REITs"): Pooled investment  Liquidity
vehicles which invest primarily in income-producing real    Management
estate or real estate related loans or interest.            Market
                                                            Regulatory
                                                            Tax
                                                            Prepayment
----------------------------------------------------------------------
Bankers' Acceptances: Bills of exchange or time drafts      Credit
drawn on and accepted by a commercial bank. Maturities are  Liquidity
generally six months or less.                               Market
----------------------------------------------------------------------
Commercial Paper: Secured and unsecured short-term          Credit
promissory notes issued by corporations and other           Liquidity
entities. Maturities generally vary from a few days to      Market
nine months.
----------------------------------------------------------------------
Foreign Securities: Securities issued by foreign            Market
companies, as well as commercial paper of foreign issuers   Political
and obligations of foreign banks, overseas branches of      Liquidity
U.S. banks and supranational entities.                      Foreign
                                                            Investment
----------------------------------------------------------------------
Restricted Securities: Securities not registered under the  Liquidity
Securities Act of 1933, such as privately placed            Market
commercial paper and Rule 144A securities.                  Credit
----------------------------------------------------------------------
Variable and Floating Rate Instruments: Obligations with    Credit
interest rates which are reset daily, weekly, quarterly or  Liquidity
some other period and which may be payable to the Fund on   Market
demand.
----------------------------------------------------------------------

------
16

Instrument                                                  Risk Type
----------------------------------------------------------------------
Preferred Stock: A class of stock that generally pays a     Market
dividend at a specified rate and has preference over
common stock in the payment of dividends and in
liquidation.
----------------------------------------------------------------------
Mortgage-Backed Securities: Debt obligations secured by     Prepayment
real estate loans and pools of loans. These include         Market
collateralized mortgage obligations ("CMOs"), and Real      Credit
Estate Mortgage Investment Conduits ("REMICs").             Regulatory
----------------------------------------------------------------------
Corporate Debt Securities: Corporate bonds and non-         Market
convertible debt securities.                                Credit
----------------------------------------------------------------------
Demand Features: Securities that are subject to puts and    Market
standby commitments to purchase the securities at a fixed   Liquidity
price (usually with accrued interest) within a fixed        Management
period of time following demand by a Fund.
----------------------------------------------------------------------
Asset-Backed Securities: Securities secured by company      Prepayment
receivables, home equity loans, truck and auto loans,       Market
leases, credit card receivables and other securities        Credit
backed by other types of receivables or other assets.       Regulatory
----------------------------------------------------------------------
Mortgage Dollar Rolls: A transaction in which a Fund sells  Prepayment
securities for delivery in a current month and              Market
simultaneously contracts with the same party to repurchase  Regulatory similar but not identical securities on a specified future
date.
----------------------------------------------------------------------
Adjustable Rate Mortgage Loans ("ARMs"): Loans in a         Prepayment
mortgage pool which provide for a fixed initial mortgage    Market
interest rate for a specified period of time, after which   Credit
the rate may be subject to periodic adjustments.            Regulatory
----------------------------------------------------------------------
Swaps, Caps and Floors: A Fund may enter into these         Management
transactions to manage its exposure to changing interest    Credit
rates and other factors. Swaps involve an exchange of       Liquidity
obligations by two parties. Caps and floors entitle a       Market
purchaser to a principal amount from the seller of the cap
or floor to the extent that a specified index exceeds or
falls below a predetermined interest rate or amount.
----------------------------------------------------------------------
New Financial Products: New options and futures contracts   Management
and other financial products continue to be developed and   Credit
the Fund may invest in such options, contracts and          Market
products.                                                   Liquidity
----------------------------------------------------------------------
Structured Instruments: Debt securities issued by agencies  Market
and instrumentalities of the U.S. government, banks,        Liquidity
municipalities, corporations and other businesses whose     Management
interest and/or principal payments are indexed to foreign   Credit
currency exchange rates, interest rates or one or more      Foreign
other referenced indices.                                   Investment
----------------------------------------------------------------------


------
  17

Instrument                                                  Risk Type
----------------------------------------------------------------------
Municipal Bonds: Securities issued by a state or           Market
political subdivision to obtain funds for various public   Credit
purposes. Municipal bonds include private activity bonds   Political
and industrial development bonds, as well as General       Tax
Obligation Notes, Tax Anticipation Notes, Bond             Regulatory
Anticipation Notes, Revenue Anticipation Notes, Project
Notes, other short-term tax-exempt obligations, municipal
leases, obligations of municipal housing authorities and
single family revenue bonds.
----------------------------------------------------------------------
Zero Coupon Debt Securities: Bonds and other debt that     Credit
pay no interest, but are issued at a discount from their   Market
value at maturity. When held to maturity, their entire     Zero Coupon
return equals the difference between their issue price
and their maturity value.
----------------------------------------------------------------------
Zero-Fixed-Coupon Debt Securities: Zero coupon debt        Credit
securities which convert on a specified date to interest   Market
bearing debt securities.                                   Zero Coupon
----------------------------------------------------------------------
Stripped Mortgage-Backed Securities: Derivative multi-     Prepayment
class mortgage securities usually structured with two      Market
classes of shares that receive different proportions of    Credit
the interest and principal from a pool of mortgage-backed  Regulatory obligations. These include IOs and POs.
----------------------------------------------------------------------
Inverse Floating Rate Instruments: Floating rate debt      Market
instruments with interest rates that reset in the          Leverage
opposite direction from the market rate of interest to     Credit
which the inverse floater is indexed.
----------------------------------------------------------------------
Loan Participations and Assignments: Participations in,    Credit
or assignments of all or a portion of loans to             Political
corporations or to governments, including governments of   Liquidity
the less developed countries ("LDCs").                     Foreign
                                                           Investment
                                                           Market
----------------------------------------------------------------------
Fixed Rate Mortgage Loans: Investments in fixed rate       Credit
mortgage loans or mortgage pools which bear simple         Prepayment
interest at fixed annual rates and have short- to long-    Regulatory
term final maturities.                                     Market
----------------------------------------------------------------------
Short-Term Funding Agreements: Agreements issued by banks  Credit
and highly rated U.S. insurance companies such as          Liquidity
Guaranteed Investment Contracts ("GICs") and Bank          Market
Investment Contracts ("BICs").


------
18

--------------------------------------------------------------------------------
Investment Risks


Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments are more susceptible to these risks than others.

 . Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

 . Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

  Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

  Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

 . Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

 . Management Risk. The risk that a strategy used by a Fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

 . Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

------
  19

 . Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes and governmental collapse and war.

 . Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

 . Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are prepaid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.


 . Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

 . Regulatory Risk. The risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses and state usury laws.

 . Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

------
20

--------------------------------------------------------------------------------

If you want more information about the Fund, the following documents are free upon request:


Annual/Semi-Annual Reports: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information ("SAI"): The SAI provides more detailed information about the Fund and is incorporated into this prospectus by reference.

How can I get more information? You can get a free copy of the semi-annual/annual reports or the SAI, request other information or discuss your questions about the Fund by contacting your Plan Administrator.

You can also review and copy the Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-202-942-8090.) You can also get reports and other information about the Fund from the EDGAR Database on the SEC's web site at http://www.sec.gov. Copies of this information also may be obtained, after paying a copying charge, at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.


(Investment Company Act File No. 811-4236)


TOG-F-228
                                                               [LOGO OF 1 GROUP]

Money Market Funds

      PROSPECTUS

      November 1, 2001

      Class A Shares
      Class B Shares
      Class C Shares
      Service Class Shares

                                                        [LOGO OF BANK ONE]


      One Group(R) Prime Money Market Fund
      One Group(R) U.S. Treasury Securities Money Market Fund
      One Group(R) U.S. Government Securities Money Market Fund
      One Group(R) Municipal Money Market Fund
      One Group(R) Michigan Money Market Fund
      One Group(R) Ohio Municipal Money Market Fund

TABLE OF
  contents


               FUND SUMMARIES: INVESTMENTS, RISK &
                                       PERFORMANCE
                 One Group Prime Money Market Fund   1
                                                    ---
          One Group U.S. Treasury Securities Money
                                       Market Fund   4
                                                    ---
        One Group U.S. Government Securities Money
                                       Market Fund   7
                                                    ---
             One Group Municipal Money Market Fund   9
                                                    ---
         One Group Michigan Municipal Money Market
                                              Fund   13
                                                    ---
        One Group Ohio Municipal Money Market Fund   17
                                                    ---



                            MORE ABOUT THE FUNDS
                            Principal Investment
                                      Strategies   21
                                                  ---
                                Investment Risks   24
                                                  ---
                           Portfolio Quality and
                                        Maturity   26
                                                  ---
                             Temporary Defensive
                                       Positions   26
                                                  ---



          HOW TO DO BUSINESS WITH ONE GROUP
                               MUTUAL FUNDS
                     Purchasing Fund Shares   27
                                             ---
                              Sales Charges   31
                                             ---
        Sales Charge Reductions and Waivers   33
                                             ---
                     Exchanging Fund Shares   34
                                             ---
                      Redeeming Fund Shares   36
                                             ---



           PRIVACY POLICY   39
                           ---



            SHAREHOLDER INFORMATION
                      Voting Rights   41
                                     ---
                  Dividend Policies   41
                                     ---
                   Tax Treatment of
                       Shareholders   41
                                     ---
         Shareholder Statements and
                            Reports   43
                                     ---


                    MANAGEMENT OF
                        ONE GROUP
                     MUTUAL FUNDS
                      The Advisor    44
                                    ---
                    Advisory Fees    44
                                    ---

          FINANCIAL
         HIGHLIGHTS    45
                      ---
           APPENDIX
                 A:
         INVESTMENT
          PRACTICES    53
                      ---

     one group(R)

     -------------------
[GRAPHIC]

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Prime Money Market Fund



What is the goal of the Prime Money Market Fund?

The Fund seeks current income with liquidity and stability of principal.

What are the Prime Money Market Fund's main investment strategies?


The Fund invests exclusively in high-quality, short-term money market instruments. These instruments include corporate notes, commercial paper, funding agreements, certificates of deposit and bank obligations. The Fund will concentrate in the financial services industry, including asset-backed commercial paper programs. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Prime Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What are the main risks of investing in the Prime Money Market Fund?

The main risks of investing in the Prime Money Market Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."

MAIN RISKS

Credit Risk. Because the Fund only invests in high-quality obligations and limits its average maturity to 90 days or less, credit risk is minimized. Nonetheless, if an issuer fails to pay interest or principal, the value of your investment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

Concentration. The Fund will invest a significant portion of its assets in the securities of companies in the financial services industry. Because of the Fund's greater exposure to that industry, economic, political and regulatory developments affecting the financial services industry will have a disproportionate impact on the Fund. These developments include changes in interest rates, earlier than expected repayments by borrowers, an inability to achieve the same yield on the reinvestment of prepaid obligations and federal and state laws which may restrict the remedies that a lender has when a borrower defaults on a loan.

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its subsidiaries and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

------
   1
     one group(R)

     -------------------

FUND SUMMARY


Prime Money Market Fund

How has the Prime Money Market Fund performed?

By showing the variability of the Prime Money Market Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE PRIME MONEY MARKET FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

BAR CHART (per calendar year)/1/,/2/ -- CLASS A SHARES
--------------------------------------------------------------------------------

                                    [GRAPH]

                                 1991    5.61%
                                 1992    3.22%
                                 1993    2.71%
                                 1994    3.83%
                                 1995    5.57%
                                 1996    4.94%
                                 1997    5.06%
                                 1998    5.04%
                                 1999    4.69%
                                 2000    5.84%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's
  total return was   %.

/2/For periods prior to the commencement of operations of Class A on February
  18, 1992, Class A performance is based on Class I share performance from 1/1/87 to 2/17/92, adjusted to reflect differences in expenses.

--------------------------------------------------------------------------------

Best Quarter: 1.62% 1Q1991   Worst Quarter: 0.65% 2Q1993

--------------------------------------------------------------------------------
The Average Annual Total Return Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS THROUGH DECEMBER 31, 2000/1/

--------------------------------------------------------------------------------

               INCEPTION 1 YEAR 5 YEARS 10 YEARS
                DATE OF
                 CLASS
Class A         2/18/92  5.84%   5.11%   4.65%
Class B        11/12/96  5.05%   4.33%   3.87%
Class C         5/31/00  5.05%   4.33%   3.87%
Service Class   4/16/99  5.53%   4.81%   4.34%




/1/For periods prior to the commencement of operations of Class A on 2/18/92, Class A performance is based on Class I share performance from 1/1/87 to 2/17/92. For periods prior to the commencement of operations of Class B on 11/12/96, Class B performance is based on Class A from 1/1/87 to 11/11/96. For periods prior to the commencement of operations of Class C on 5/31/00, Class C performance is based on Class B from 1/1/87 to 5/30/00. For periods prior to the commencement of operations of Service Class on 4/16/99, Service Class performance is based on Class A from 1/1/87 to 4/15/99. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

TO OBTAIN CURRENT YIELD INFORMATION, CALL TOLL-FREE 1-800-480-4111 OR VISIT WWW.ONEGROUP.COM.


------
 2

     -------------------


Prime Money Market Fund


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
-----------------------------------------------------------------
(fees paid directly from your                             SERVICE
investment)/1/                    CLASS A CLASS B CLASS C  CLASS
-----------------------------------------------------------------
Maximum Sales Charge (Load)
 Imposed on Purchases               none    none    none    none
-----------------------------------------------------------------
 (as a percentage of offering
 price)
Maximum Deferred Sales Charge
 (Load)                             none    5.00%   1.00%   none
-----------------------------------------------------------------
 (as a percentage of original purchase price of redemption
 proceeds, as applicable)
Redemption Fee                      none    none    none    none
-----------------------------------------------------------------
Exchange Fee                        none    none    none    none
-----------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
-----------------------------------------------------------------
(expenses that are deducted from                          SERVICE
Fund assets)                      CLASS A CLASS B CLASS C  CLASS
-----------------------------------------------------------------
Investment Advisory Fees            .35%    .35%    .35%    .35%
-----------------------------------------------------------------
Distribution [and/or Service]
 (12b-1) Fees                       .25%   1.00%   1.00%    .75%
-----------------------------------------------------------------
Other Expenses                      .20%    .20%    .20%    .20%
-----------------------------------------------------------------
Total Annual Fund Operating
 Expenses                           .80%   1.55%   1.55%   1.30%
-----------------------------------------------------------------
Fee Waiver and/or Expense
 Reimbursement/2/                  (.03%)  (.03%)  (.03%)  (.23%)
-----------------------------------------------------------------
Net Expenses                        .77%   1.52%   1.52%   1.07%
-----------------------------------------------------------------


/1/If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.




/2/Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .77% for Class A shares, 1.52% for Class B shares, 1.52% for Class C shares and 1.07% for Service Class shares for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown below. There is no sales charge (load) on reinvested dividends.

           CLASS A CLASS B/2   CLASS B/2   CLASS C     CLASS C   SERVICE
                                                                  CLASS
                    ASSUMING  ASSUMING NO  ASSUMING  ASSUMING NO
                   REDEMPTION REDEMPTION  REDEMPTION REDEMPTION
                   AT THE END             AT THE END
                    OF EACH                OF EACH
                     PERIOD                 PERIOD
------------------------------------------------------------------------
1 Year/1/    $79     $ 655       $ 155      $ 255       $ 155     $ 109
------------------------------------------------------------------------
3 Years      252       787         487        487         487       389
------------------------------------------------------------------------
5 Years      441     1,042         842        842         842       691
------------------------------------------------------------------------
10 Years     987     1,641       1,641      1,843       1,843     1,548
------------------------------------------------------------------------

/1/Without contractual fee waivers, 1 year expenses would be as follows:

 Class A                $ 82
 Class B (with
  redemption)           $658
 Class B (no
  redemption)           $158
 Class C (with
  redemption)           $258
 Class C (no
  redemption)           $158
 Service Class          $132

/2/Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 Years" example for Class B shares represents a combination of Class A and Class B operating expenses.

------
   3
     one group(R)

     -------------------
[GRAPHIC]

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

U.S. Treasury Securities
Money Market Fund






--------------------------------------------------------------------------------
What is the goal of the U.S. Treasury Securities Money Market Fund?

The Fund seeks current income with liquidity and stability of principal.

What are the U.S. Treasury Securities Money Market Fund's main investment strategies?

The Fund invests exclusively in U. S. Treasury bills, notes and other obligations issued or guaranteed by the U. S. Treasury, and repurchase agreements collateralized by such obligations. The Fund will comply with SEC rules applicable to all money market funds including Rule 2a-7 under the Investment Company Act of 1940. For more information about the U. S. Treasury Securities Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are the main risks of investing in the U.S. Treasury Securities Money Market Fund?
The main risks of investing in the U. S. Treasury Securities Money Market Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."

Main Risks

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its subsidiaries and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

------
 4

     -------------------

FUND SUMMARY

U.S. Treasury Securities Money Market Fund

How has the U.S. Treasury Securities Money Market Fund performed?

By showing the variability of the U. S. Treasury Securities Money Market Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE U.S. TREASURY SECURITIES MONEY MARKET FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

BAR CHART (per calendar year)/1/,/2/ -- CLASS A SHARES
--------------------------------------------------------------------------------

                                    [GRAPH]

                                 1991    5.25%
                                 1992    3.00%
                                 1993    2.56%
                                 1994    3.59%
                                 1995    5.36%
                                 1996    4.82%
                                 1997    4.87%
                                 1998    4.77%
                                 1999    4.32%
                                 2000    5.53%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's total return was %.

/2/For periods prior to the commencement of operations of Class A on 2/18/92, Class A performance is based on Class I performance from 1/1/87 to 2/17/92, adjusted to reflect differences in expenses.

--------------------------------------------------------------------------------

Best Quarter: 1.45% 4Q2000   Worst Quarter: 0.62% 2Q1993

--------------------------------------------------------------------------------
The Average Annual Total Return Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000/1/

--------------------------------------------------------------------------------

                 INCEPTION
               DATE OF CLASS 1 YEAR 5 YEARS 10 YEARS
Class A           2/18/92    5.53%   4.86%   4.40%
Class B          11/21/96    4.74%   4.08%   3.62%
Class C           2/18/98    4.74%   4.08%   3.62%
Service Class     4/16/99    5.21%   4.55%   4.09%


/1/For periods prior to the commencement of operations of Class A on 2/18/92, Class A performance is based on Class I performance from 1/1/87 to 2/17/92. For periods prior to the commencement of operations of Class B on 11/21/96, Class B performance is based on Class A from 1/1/87 to 11/20/96. For periods prior to the commencement of operations of Class C on 2/18/98, Class C performance is based on Class B from 1/1/87 to 2/17/98. For periods prior to the commencement of operations of Service Class on 4/16/99, Service Class performance is based on Class A from 1/1/87 to 4/15/99. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

TO OBTAIN CURRENT YIELD INFORMATION, CALL TOLL-FREE 1-800-480-4111 OR VISIT WWW.ONEGROUP.COM.


------
   5
     one group(R)

     -------------------

FUND SUMMARY


U.S. Treasury Securities Money Market Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fees and Expenses


SHAREHOLDER FEES
-----------------------------------------------------------------
(fees paid directly from your                             SERVICE
investment)/1/                    CLASS A CLASS B CLASS C  CLASS
-----------------------------------------------------------------
Maximum Sales Charge (Load)
 Imposed on Purchases               none    none    none    none
-----------------------------------------------------------------
 (as a percentage of offering price)
Maximum Deferred Sales Charge
 (Load)                             none   5.00%   1.00%    none
-----------------------------------------------------------------
 (as a percentage of original purchase price of redemption
 proceeds, as applicable)
Redemption Fee                      none    none    none    none
-----------------------------------------------------------------
Exchange Fee                        none    none    none    none
-----------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
-----------------------------------------------------------------
(expenses that are deducted from                          SERVICE
Fund assets)                      CLASS A CLASS B CLASS C  CLASS
-----------------------------------------------------------------
Investment Advisory Fees            .35%    .35%    .35%    .35%
-----------------------------------------------------------------
Distribution [and/or Service]
 (12b-1) Fees                       .25%   1.00%   1.00%    .75%
-----------------------------------------------------------------
Other Expenses                      .19%    .19%    .19%    .19%
-----------------------------------------------------------------
Total Annual Fund Operating
 Expenses                           .79%   1.54%   1.54%   1.29%
-----------------------------------------------------------------
Fee Waiver and/or Expense
 Reimbursement/2/                  (.02%)  (.02%)  (.02%)  (.22%)
-----------------------------------------------------------------
Net Expenses                        .77%   1.52%   1.52%   1.07%
-----------------------------------------------------------------


/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.




/2/ Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .77% for Class A shares, 1.52% for Class B shares, 1.52% for Class C shares and 1.07% for Service Class shares for the period beginning November 1, 2001, and ending on October 31, 2002.


EXAMPLES

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

           CLASS A  CLASS B/2/   CLASS B/2/     CLASS C      CLASS C   SERVICE
                                                                        CLASS
                     ASSUMING    ASSUMING NO   ASSUMING    ASSUMING NO
                    REDEMPTION   REDEMPTION   REDEMPTION   REDEMPTION
                   AT THE END OF             AT THE END OF
                    EACH PERIOD               EACH PERIOD
------------------------------------------------------------------------------
1 Year/1/   $ 79      $  655       $  155       $  255       $  155    $  109
------------------------------------------------------------------------------
3 Years      252         787          487          487          487       389
------------------------------------------------------------------------------
5 Years      441       1,042          842          842          842       691
------------------------------------------------------------------------------
10 Years     987       1,641        1,641        1,843        1,843     1,548
------------------------------------------------------------------------------

/1/  Without contractual fee waivers, 1 year expenses would be as follows:

   Class A              $ 82
   Class B (with
    redemption)         $658
   Class B (no
    redemption)         $158
   Class C (with
    redemption)         $258
   Class C (no
    redemption)         $158
   Service Class        $132

/2/ Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 Years" example for Class B shares represents a combination of Class A and Class B operating expenses.

------
 6
     one group(R)

     -------------------
[GRAPHIC]

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

U.S. Government Securities Money Market Fund


           What is the goal of the U.S. Government Securities Money Market Fund?

The Fund seeks high current income consistent with liquidity and stability of principal.

     What are the U.S. Government Securities Money Market Fund's main investment strategies?

The Fund invests in short-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements relating to such securities. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the U. S. Government Securities Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

    What are the main risks of investing in the U.S. Government Securities Money
                                                                    Market Fund?

The main risks of investing in the U.S. Government Securities Money Market Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."


Main Risks

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its subsidiaries and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

------
   7
     one  group(R)

     -------------------

FUND SUMMARY


U.S. Government Securities
Money Market Fund

HOW HAS THE U.S GOVERNMENT SECURITIES MONEY MARKET FUND PERFORMED?

This section normally would include a bar chart and average annual total return table. The U.S. Government Securities Money Market Fund does not have a full calendar year of investment returns. However, to obtain the Fund's current yield information, please call toll-free 1-800-480-4111 or visit www.onegroup.com.


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
------------------------------------------------------------------
(fees paid directly from your
investment)/1/                       CLASS A CLASS C SERVICE CLASS
------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
 on Purchases                          none    none       none
------------------------------------------------------------------
 (as a percentage of offering
  price)
Maximum Deferred Sales Charge
 (Load)                                none   1.00%       none
------------------------------------------------------------------
 (as a percentage of original purchase price
 of redemption proceeds, as applicable)
Redemption Fee                         none    none       none
------------------------------------------------------------------
Exchange Fee                           none    none       none
------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------------
(expenses that are deducted from
Fund assets)                         CLASS A CLASS C SERVICE CLASS
------------------------------------------------------------------
Investment Advisory Fees               .35%    .35%       .35%
------------------------------------------------------------------
Distribution [and/or Service] (12b-
 1) Fees                               .25%   1.00%       .75%
------------------------------------------------------------------
Other Expenses                         .18%    .18%       .18%
------------------------------------------------------------------
Total Annual Fund Operating
 Expenses                              .78%   1.53%      1.28%
------------------------------------------------------------------
Fee Waiver and/or Expense
 Reimbursement/2/                     (.01%)  (.01%)     (.21%)
------------------------------------------------------------------
Net Expenses                           .77%   1.52%      1.07%
------------------------------------------------------------------


/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.




/2/ Banc One Investment Advisors Corporation and the Administrator have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .77% for Class A shares, 1.52% for Class C shares and 1.07% for Service Class shares for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

           CLASS A   CLASS C     CLASS C   SERVICE CLASS
                    ASSUMING
                   REDEMPTION
                   AT THE END
                       OF      ASSUMING NO
                   EACH PERIOD REDEMPTION
--------------------------------------------------------
1 Year/1/   $ 79      $155        $255         $109
--------------------------------------------------------
3 Years     $252      $487        $487         $389
--------------------------------------------------------

/1/Without contractual fee waivers, 1 year expenses would be as follows:

   Class A              $ 82
   Class C (with
   redemption)          $258
   Class C (no
   redemption)          $158
   Service Class        $132

------
 8
     one group(R)

     -------------------
[GRAPHIC]

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Municipal Money
Market Fund
-----------------
What is the goal of the Municipal Money Market Fund?

The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

What are the Municipal Money Market Fund's main investment strategies?

The Fund invests in high-quality, short-term money market instruments. These instruments include short-term municipal securities, which provide tax-exempt income. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Municipal Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are municipal securities?

Municipal securities are issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal securities include private activity and industrial development bonds, Tax Anticipation Notes and participations in pools of municipal securities.


Will any portion of my investment be taxed?

Up to 100% of the Fund's assets may be invested in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.


What are the main risks of investing in the Municipal Money Market Fund?

The main risks of investing in the Municipal Money Market Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."

Main Risks

Credit Risk. Because the Fund only invests in high-quality obligations and limits its average maturity to 90 days or less, credit risk is minimized. Nonetheless, if an issuer fails to pay interest or principal, the value of your investment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

------
   9
     one  group(R)

     -------------------

FUND SUMMARY


Municipal Money Market Fund


Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its subsidiaries and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.



------
10

     -------------------


Municipal Money Market Fund

How has the Municipal Money Market Fund performed?

By showing the variability of the Municipal Money Market Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE MUNICIPAL MONEY MARKET FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

BAR CHART (per calendar year)/1/,/2/ -- CLASS A SHARES
--------------------------------------------------------------------------------


                                 [GRAPH]

                             1991     4.11%
                             1992     2.17%
                             1993     1.90%
                             1994     2.28%
                             1995     3.35%
                             1996     2.91%
                             1997     3.05%
                             1998     2.85%
                             1999     2.66%
                             2000     3.54%


/1/  For the period from January 1, 2001, through September 30, 2001, the
     Fund's total return was   %.

/2/ For periods prior to the commencement of operations of Class A on 2/18/92, Class A performance is based on Class I performance from 6/4/87 to 2/17/92, adjusted to reflect differences in expenses.

--------------------------------------------------------------------------------

Best Quarter: 1.07% 1Q1991   Worst Quarter: 0.43% 1Q1994

--------------------------------------------------------------------------------

The Average Annual Total Return Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000/1/

--------------------------------------------------------------------------------

                                                 PERFORMANCE
               INCEPTION 1 YEAR 5 YEARS 10 YEARS    SINCE
                DATE OF                            6/4/87
                 CLASS
Class A         2/18/92  3.54%   3.00%   2.88%      3.48%
Service Class   4/16/99  3.23%   2.69%   2.57%      3.17%


/1/ For periods prior to the commencement of operations of Class A on 2/18/92, Class A performance is based on Class I performance from 6/4/87 to 2/17/92. For periods prior to the commencement of operations of Service Class on 4/16/99. Service Class performance is based on Class A from 6/4/87 to 4/15/99. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

TO OBTAIN CURRENT YIELD INFORMATION, CALL TOLL-FREE 1-800-480-4111 OR VISIT WWW.ONEGROUP.COM.


------
  11
     one  group(R)

     -------------------

FUND SUMMARY


Municipal Money Market Fund

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
--------------------------------------------------------------------
(fees paid directly from your investment)/1/   CLASS A SERVICE CLASS
--------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
 Purchases                                       none       none
--------------------------------------------------------------------
 (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)             none       none
--------------------------------------------------------------------
 (as a percentage of original purchase price
 of redemption proceeds, as applicable)
Redemption Fee                                   none       none
--------------------------------------------------------------------
Exchange Fee                                     none       none
--------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------
(expenses that are deducted from Fund assets)  CLASS A SERVICE CLASS
--------------------------------------------------------------------
Investment Advisory Fees                         .35%       .35%
--------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees       .25%       .75%
--------------------------------------------------------------------
Other Expenses                                   .18%       .18%
--------------------------------------------------------------------
Total Annual Fund Operating Expenses             .78%      1.28%
--------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/2/      (.06%)     (.26%)
--------------------------------------------------------------------
Net Expenses                                     .72%      1.02%
--------------------------------------------------------------------


/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.




/2/ Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .72% for Class A shares and 1.02% for Service Class shares for the period beginning November 1, 2001 and ending on October 31, 2002.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

           CLASS A SERVICE CLASS
--------------------------------
1 Year/1/   $ 74      $  104
--------------------------------
3 Years      245         382
--------------------------------
5 Years      432         682
--------------------------------
10 Years     971       1,533
--------------------------------

/1/  Without contractual fee waivers, 1 year expenses would be as follows:

   Class A        $ 81
   Service Class  $131

------
12
     one group(R)

     -------------------
[GRAPHIC]

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Michigan Municipal Money Market Fund

What is the goal of the Michigan Municipal Money Market Fund?

The Fund seeks as high a level of current interest income exempt from federal income tax and Michigan personal income tax as is consistent with capital preservation and stability of principal.

What are the Michigan Municipal Money Market Fund's main investment strategies?

The Fund invests in high-quality, short-term money market instruments. These include short-term municipal securities issued in Michigan, which provide tax-exempt income. The Fund may also invest in municipal securities issued by other states. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Michigan Municipal Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are municipal securities?

Municipal securities are issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal securities include private activity and industrial development bonds, Tax Anticipation Notes and participations in pools of municipal securities.


Will any portion of my investment be taxed?

Up to 100% of the Fund's assets may be invested in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.


What are the main risks of investing in the Michigan Municipal Money Market
Fund?

The main risks of investing in the Michigan Municipal Money Market Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."

------
  13
     one  group(R)

     -------------------
-----------------

FUND SUMMARY


Michigan Municipal Money
Market Fund

Main Risks

Large Positions/Geographic Concentration. As a single state money market fund, this Fund is allowed by SEC rules to invest a large portion of its assets in one issuer. Because of these rules and the relatively small number of issuers of Michigan municipal securities, the Fund's performance is affected to a greater extent by the success of one or a few issuers than is the performance of a more diversified fund. Moreover, because the Fund will concentrate in Michigan issuances, certain factors particular to Michigan, including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives in Michigan, may have a disproportionately negative impact on the Fund's investments.

Credit Risk. Because the Fund only invests in high-quality obligations and limits its average maturity to 90 days or less, credit risk is minimized. Nonetheless, if an issuer fails to pay interest or principal, the value of your investment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its subsidiaries and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

------
14

     -------------------


Michigan Municipal
Money Market Fund

How has the Michigan Municipal Money Market Fund performed?

By showing the variability of the Michigan Municipal Money Market Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE MICHIGAN MUNICIPAL MONEY MARKET FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.
BAR CHART (per calendar year)/1/,/2/ -- CLASS A SHARES
--------------------------------------------------------------------------------

                                [GRAPH]

                            1992     2.40%
                            1993     1.83%
                            1994     2.30%
                            1995     3.32%
                            1996     2.93%
                            1997     3.00%
                            1998     2.76%
                            1999     2.61%
                            2000     3.49%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's total return was %.

/2/Performance data includes the performance of the Pegasus Michigan Municipal
  Money Market Fund for the period before it was consolidated with the One Group Michigan Municipal Money Market Fund on March 22, 1999.

--------------------------------------------------------------------------------

Best Quarter: .92% 4Q2000   Worst Quarter: .43% 1Q1993

--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000/1/

--------------------------------------------------------------------------------

         INCEPTION 1 YEAR 5 YEARS  PERFORMANCE
          DATE OF                 SINCE 1/31/91
           CLASS
Class A   1/31/91   3.49%  2.96%      2.84%


/1/Performance data includes the performance of the Pegasus Michigan Municipal
  Money Market Fund for the period before it was consolidated with the One Group Michigan Municipal Money Market Fund on March 22, 1999.


TO OBTAIN CURRENT YIELD INFORMATION, CALL TOLL-FREE 1-800-480-4111 OR VISIT WWW.ONEGROUP.COM.

------
  15
     one  group(R)

     -------------------

FUND SUMMARY


Michigan Municipal
Money Market Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER FEES
------------------------------------------------------------------
(fees paid directly from your
investment)/1/                       CLASS A CLASS C SERVICE CLASS
------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
 on Purchases                          none    none       none
------------------------------------------------------------------
 (as a percentage of offering
  price)
------------------------------------------------------------------
Maximum Deferred Sales Charge
 (Load)                                none   1.00%       none
------------------------------------------------------------------
 (as a percentage of original
 purchase price of redemption
 proceeds, as applicable)
------------------------------------------------------------------
Redemption Fee                         none    none       none
------------------------------------------------------------------
Exchange Fee                           none    none       none
------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------------
(expenses that are deducted from
Fund assets)                         CLASS A CLASS C SERVICE CLASS
------------------------------------------------------------------
Investment Advisory Fees               .35%    .35%       .35%
------------------------------------------------------------------
Distribution [and/or Service] (12b-
 1) Fees                               .25%   1.00%       .75%
------------------------------------------------------------------
Other Expenses                         .20%    .20%       .20%
------------------------------------------------------------------
Total Annual Fund Operating
 Expenses                              .80%   1.55%      1.30%
------------------------------------------------------------------
Fee Waiver [and/or Expense
 Reimbursement]/2/                    (.06%)  (.06%)     (.26%)
------------------------------------------------------------------
Net Expenses                           .74%   1.49%      1.04%
------------------------------------------------------------------


/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.




/2/ Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .74% for Class A shares, 1.49% for Class C shares and 1.04% for Service Class shares for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.


           CLASS A    CLASS C      CLASS C   SERVICE
                                              CLASS
                     ASSUMING    ASSUMING NO
                    REDEMPTION   REDEMPTION
                   AT THE END OF
                    EACH PERIOD
----------------------------------------------------
1 Year/1/   $ 76      $  252       $  152    $  106
----------------------------------------------------
3 Years      249         484          484       386
----------------------------------------------------
5 Years      438         839          839       688
----------------------------------------------------
10 Years     984       1,840        1,840     1,545
----------------------------------------------------

/1/   Without contractual fee waivers, 1 year expenses would be as follows:

   Class A            $ 82
   Class C (with
    redemption)       $258
   Class C (no
    redemption)       $158
   Service Class      $132

------
16
     one group(R)

     -------------------
[GRAPHIC]

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Ohio Municipal
Money Market Fund


What is the goal of the Ohio Municipal Money Market Fund?

The Fund seeks as high a level of current interest income exempt from federal income tax and Ohio personal income tax as is consistent with capital preservation and stability of principal.

What are the Ohio Municipal Money Market Fund's main investment strategies?


The Fund invests in high-quality, short-term money market instruments. These include short-term municipal securities issued in Ohio, which provide tax-exempt income. The Fund may also invest in municipal securities issued by other states. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Ohio Municipal Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are municipal securities?

Municipal securities are issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal securities include private activity and industrial development bonds, Tax Anticipation Notes and participations in pools of municipal securities.


Will any portion of my investment be taxed?

Up to 100% of the Fund's assets may be invested in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.


What are the main risks of investing in the Ohio Municipal Money Market Fund?

The main risks of investing in the Ohio Municipal Money Market Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."


------
  17
     one  group(R)

     -------------------

     -------------------
-----------------

FUND SUMMARY


Ohio Municipal Money Market Fund

MAIN RISKS

Large Positions/Geographically Concentrated. As a single state money market fund, this Fund is allowed by SEC rules to invest a large portion of its assets in one issuer. Because of these rules and the relatively small number of issuers of Ohio municipal securities, the Fund's performance is affected to a greater extent by the success of one or a few issuers than is the performance of a more diversified fund. Moreover, because the Fund will concentrate in Ohio issuances, certain factors particular to Ohio, including economic conditions, constitutional amendments, legislative and executive measures and voter initiatives in Ohio, may have a disproportionately negative impact on the Fund's investments.

Credit Risk. Because the Fund only invests in high-quality obligations and limits its average maturity to 90 days or less, credit risk is minimized. Nonetheless, if an issuer fails to pay interest or principal, the value of your investment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its subsidiaries and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.



------
18

     -------------------





Ohio Municipal Money Market Fund

How has the Ohio Municipal Money Market Fund performed?

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.


How has the Ohio Municipal Money Market Fund performed?

By showing the variability of the Ohio Municipal Money Market Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE OHIO MUNICIPAL MONEY MARKET FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

BAR CHART (per calendar year)/1/ -- CLASS A SHARES
--------------------------------------------------------------------------------


                                  [GRAPH]

                             1994      2.35%
                             1995      3.30%
                             1996      2.88%
                             1997      3.08%
                             1998      2.88%
                             1999      2.63%
                             2000      3.47%


/1/ For the period from January 1, 2001, through September 30, 2001, the Fund's total return was %.


--------------------------------------------------------------------------------

Best Quarter: .91% 2Q2000   Worst Quarter: .46% 1Q1994

--------------------------------------------------------------------------------

The Average Annual Total Return Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000

--------------------------------------------------------------------------------

         INCEPTION                PERFORMANCE
          DATE OF                    SINCE
           CLASS   1 YEAR 5 YEARS   1/26/93
Class A   1/26/93   3.47%  2.99%     2.84%



TO OBTAIN CURRENT YIELD INFORMATION, CALL TOLL-FREE 1-800-480-4111 OR VISIT WWW.ONEGROUP.COM.


------
  19
     one  group(R)

     -------------------

                                                               FEES AND EXPENSES

FUND SUMMARY


Ohio Municipal Money Market Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
------------------------------------------------------------------
(fees paid directly from your
investment)/1/                       CLASS A CLASS C SERVICE CLASS
------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
 on Purchases                         none     none      none
------------------------------------------------------------------
 (as a percentage of offering
 price)
Maximum Deferred Sales Charge
 (Load)                               none    1.00%      none
------------------------------------------------------------------
 (as a percentage of original
 purchase price of redemption
 proceeds, as applicable)
Redemption Fee                        none     none      none
------------------------------------------------------------------
Exchange Fee                          none     none      none
------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------------
(expenses that are deducted from
Fund assets)                         CLASS A CLASS C SERVICE CLASS
------------------------------------------------------------------
Investment Advisory Fees               .30%    .30%       .30%
------------------------------------------------------------------
Distribution [and/or Service] (12b-
 1) Fees                               .25%   1.00%       .75%
------------------------------------------------------------------
Other Expenses                         .19%    .19%       .19%
------------------------------------------------------------------
Total Annual Fund Operating
 Expenses                              .74%   1.49%      1.24%
------------------------------------------------------------------
Fee Waiver [and/or Expense
 Reimbursement]/2/                    (.03%)  (.03%)     (.23%)
------------------------------------------------------------------
Net Expenses                           .71%   1.46%      1.01%
------------------------------------------------------------------


/1/If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.




/2/Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .71% for Class A shares, 1.46% for Class C shares and 1.01% for Service Class shares for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

           CLASS A    CLASS C      CLASS C   SERVICE
                                              CLASS
                     ASSUMING    ASSUMING NO
                    REDEMPTION   REDEMPTION
                   AT THE END OF
                    EACH PERIOD
--------------------------------------------------------
1 Year/1/   $ 73      $  249       $  149    $  103
--------------------------------------------------------
3 Years      242         477          477       379
--------------------------------------------------------
5 Years      426         828          828       676
--------------------------------------------------------
10 Years     960       1,818        1,818     1,522
--------------------------------------------------------

/1/ Without contractual fee waivers, 1 year expenses would be as follows:

   Class A            $ 80
   Class C (with
    redemption)       $256
   Class C (no
    redemption)       $156
   Service Class      $130

------
20
     one  group(R)

     -------------------
   [GRAPHIC]

More About the Funds

Each of the six funds described in this prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation ("Banc One Investment Advisors"). For more information about One Group and Banc One Investment Advisors, please read "Management of One Group Mutual Funds" and the Statement of Additional Information.

--------------------------------------------------------------------------------

Principal
Investment
Strategies

The six mutual funds described in this prospectus are designed to produce high current income consistent with liquidity or capital preservation and stability of principal. The principal investment strategies that are used to meet each Fund's investment objective are described in "Fund Summaries: Investments, Risk & Performance" in the front of this prospectus. They are also described below.

                              FUNDAMENTAL POLICIES

 A Fund's investment strategy may
 involve "fundamental policies." A
 policy is fundamental if it cannot
 be changed without the consent of
 a majority of the outstanding
 shares of the Fund.


There can be no assurance that the Funds will achieve their investment objectives. Please note that each Fund may also use strategies that are not described below, but which are described in the Statement of Additional Information.

--
one group prime money market fund.

 .  The Fund invests only in U.S. denominated securities.

 . The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

 .  Each security held by the Fund will mature in 397 days or less.

 . The Fund will acquire only those securities that present minimal credit risks.

 .  The Fund invests exclusively in money market instruments. These include:

 1.  corporate notes;

 2.  commercial paper;

 3.  funding agreements;

 4.  certificates of deposit; and

 5.  bank obligations.

------
  21

 . Under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, although the Fund may invest less than 25% of its total assets in that industry if warranted due to adverse economic conditions and if investing less than that amount would be in the best interests of shareholders. The financial services industry includes banks, broker-dealers, finance companies and other issuers of asset-backed securities.


 .  The Fund may lend its securities.
  WHAT IS AVERAGE WEIGHTED MATURITY?

 Average weighted maturity is the
 average of all the current
 maturities (that is, the term of
 the securities) of the individual
 securities in a fund calculated so
 as to count most heavily those
 securities with the highest dollar
 value. Average weighted maturity is
 important to investors as an
 indication of a fund's sensitivity
 to changes in interest rates. The
 longer the average weighted
 maturity, the more fluctuation in
 share price you can expect.

--
one group u.s. treasury securities money market fund.

 .  As a matter of fundamental policy, the Fund invests exclusively in U.S.
   Treasury bills, notes and other obligations issued or guaranteed by the U.S. Treasury, and repurchase agreements collateralized by such obligations.


 . The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

 .  Each security held by the Fund will mature in 397 days or less.

 . The Fund will acquire only those securities that present minimal credit risks.

--


one group u.s. government securities money market fund.


 . The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

 .  Each security held by the Fund will mature in 397 days or less.

 . The Fund will acquire only those securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities, some of which may be subject to repurchase agreements. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.



--
one group municipal money market fund.



 . The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.


 .  Each security held by the Fund will mature in 397 days or less.


 . The Fund will acquire only those securities that present minimal credit risks.


 . As a matter of fundamental policy, the Fund will invest at least 80% of its assets in municipal securities, the income from which is exempt from federal personal income tax.



 . The Fund will purchase municipal securities only if the issuer receives assurances from its legal counsel that the interest payable on the securities is exempt from federal personal income tax.


------
22

 . The Fund may invest as much as 100% of its assets in municipal securities that produce income that is subject to the federal alternative minimum tax. If you are subject to the federal alternative minimum tax, please read the section of this prospectus entitled "Tax Treatment of Shareholders" before you invest.

 . The Fund also may invest up to 20% of its total assets in other types of securities, such as taxable money market instruments, including repurchase agreements. For a list of all the securities in which the Fund may invest, please read "Investment Practices" in Appendix A.

--
one group michigan municipal money market fund.


 . The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

 .  Each security held by the Fund will mature in 397 days or less.

 . The Fund will acquire only those securities that present minimal credit risks.



 . As a matter of fundamental policy, the Fund will invest at least 80% of its assets in municipal securities, the income from which is exempt from both federal and Michigan personal income tax.


 . The Fund will purchase municipal securities only if the issuer receives assurances from its legal counsel that the interest payable on the securities is exempt from federal personal income tax and Michigan personal income tax.

 . The Fund also may invest up to 20% of its total assets in non-Michigan municipal securities, i.e., municipal securities issued by states, territories and possessions of the United States, including the District of Columbia, other than Michigan as well as their political subdivision, agencies, instrumentalities and authorities that produce interest exempt from federal income tax.

 . The Fund has the ability, for temporary defensive purposes to invest as much as 100% of its assets in non-Michigan municipal securities that produce income that is subject to the federal alternative minimum tax, please read the section of this prospectus entitled, "Tax Treatment of Shareholders" before you invest.

 . The Fund also may invest up to 20% of its total assets in other types of securities, such as taxable money market instruments, including repurchase agreements.

--
one group ohio municipal money market fund.


 . The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

 .  Each security held by the Fund will mature in 397 days or less.

 . The Fund will acquire only those securities that present minimal credit risks.

 . As a matter of fundamental policy, the Fund will invest at least 80% of its assets in municipal securities, the income from which is exempt from both federal and Ohio personal income tax.





 . The Fund will purchase municipal securities only if the issuer receives assurances from its legal counsel that the interest payable on the securities is exempt from federal personal income tax and Ohio personal income tax.

------
  23

 . The Fund also may invest up to 20% of its total assets in non-Ohio municipal securities, i.e., municipal securities issued by states, territories and possessions of the United States, including the District of Columbia, other than Ohio, as well as their political subdivisions, agencies, instrumentalities and authorities that produce interest exempt from federal income tax.

 . The Fund has the ability, for temporary defensive purposes, to invest as much as 100% of its assets in non-Ohio municipal securities that produce income that is subject to the federal alternative minimum tax. (If you are subject to the federal alternative minimum tax, please read the section of this prospectus entitled "Tax Treatment of Shareholders" before you invest.)

 . The Fund also may invest up to 20% of its total assets in other types of securities, such as taxable money market instruments, including repurchase agreements.

--------------------------------------------------------------------------------

Investment Risks

The main risks associated with investing in the Money Market Funds are described in "Fund Summaries: Investments, Risk & Performance" in the front of this prospectus. Additional risks are described below.

--
net asset value. There is no assurance that the Funds will meet their investment objectives or be able to maintain a net asset value of $1.00 per share on a continuous basis.

--

diversification. The Michigan Municipal Money Market Fund and the Ohio Municipal Money Market Fund may be less diversified than money market funds that are not single state funds. This is because a single state fund may invest a significantly greater portion of its assets in the securities of a single issuer than can a "diversified" fund. In addition, each Fund's investments are concentrated geographically. These concentrations increase the risk of loss to each Fund if the issuer of a security fails to make interest or principal payments or if the market value of a security declines. Investment in each Fund may entail more risks than an investment in another type of money market fund.

--

the michigan economy. The Michigan Municipal Money Market Fund's investments are concentrated in Michigan. The Michigan economy is heavily dependent on the automobile industry, a highly cyclical industry. This affects the revenue streams of the state and local governments because of its impact on tax sources, particularly sales taxes, income taxes and Michigan single business taxes. State and local revenues also are affected by statutory and constitutional changes adopted in 1993 and 1994, which limit annual assessment increases and transfer, in part, the financing of education costs from property taxes to sales taxes.


------
24

--
the ohio economy. The Ohio Municipal Money Market Fund's investments are concentrated in Ohio. While Ohio's economy has become increasingly diversified, it continues to rely to a significant degree on durable goods manufacturing, such as automobiles, tires, steel and household appliances. These industries tend to be cyclical. Agriculture also is an important part of the Ohio economy, and the state has several programs that provide financial assistance to farmers. Although obligations issued by the state and its political subdivisions are payable from specific sources or taxes, future economic difficulties and the impact on state and local government finances may negatively affect the market value of the Ohio municipal securities held by the Ohio Municipal Money Market Fund.


--

fixed income securities. Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of the securities in the Fund, and the value of your investment in the Fund, will increase and decrease as the value of the Fund's investments increases and decreases. While securities with longer duration and maturities tend to produce higher yields, they also are subject to greater fluctuations in value when interest rates change. Usually changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.


--

prepayment and call risk. Mortgage-backed securities and asset-backed securities are subject to prepayment and call risks. The issuers of these securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed and asset-backed securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. The Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.


--

derivatives. Funds other than the U.S. Treasury Securities Money Market Fund may invest in securities that may be considered to be DERIVATIVES. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity and management risks.


For more information about risks associated with the types of investments that the Money Market Funds purchase, please read the "Fund Summaries: Investments, Risk, & Performance," Appendix A and the Statement of Additional Information.



--

illiquid investments. Each Fund may invest up to 10% of its assets in illiquid investments. A security is illiquid if it cannot be sold at approximately the value assessed by the Fund within seven (7) days. Banc One Investment Advisors will follow guidelines adopted by the Board of Trustees of One Group Mutual Funds in determining whether an investment is illiquid.



         WHAT IS A DERIVATIVE?

 Derivatives are securities or
 contracts (like futures and
 options) that derive their value
 from the performance of underlying
 assets or securities.

------
  25

--------------------------------------------------------------------------------
Portfolio Quality
and Maturity

The quality and maturity of money market funds are subject to SEC rules. Quality is generally restricted to the two highest short-term ratings or their equivalent. Maturity is limited both as to total portfolio average and as to each individual security. With respect to portfolio average, the rules limit the Fund's average weighted maturity to 90 days. With respect to each individual security, the remaining maturity is restricted to 397 days at acquisition. Moreover, the SEC rules limit exposure to a single issuer to 5% of a diversified money market fund's assets (although there is no limit on government securities).


Subsequent to its purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Fund's Board of Trustees will consider such an event in determining whether the Fund should continue to hold the security.


--------------------------------------------------------------------------------
Temporary
Defensive
Positions


To respond to unusual market conditions, the Ohio Municipal Money Market Fund, the Michigan Municipal Money Market Fund and the Municipal Money Market Fund may take temporary defensive positions by:

 . investing all or most of their assets in CASH EQUIVALENTS (i.e., securities that are not municipal securities), and

 . holding uninvested cash pending investment.

These investments may result in a lower yield than lower-quality or longer-term investments and may prevent the Funds from meeting their investment objectives.

      WHAT IS A CASH EQUIVALENT?

 Cash equivalents are highly liquid,
 high-quality instruments with
 maturities of three months or less
 on the date they are purchased.
 They include securities issued by
 the U.S. government, its agencies
 and instrumentalities, repurchase
 agreements (other than equity
 repurchase agreements),
 certificates of deposit, bankers'
 acceptances, commercial paper
 (rated in one of the two highest
 rating categories), variable rate
 master demand notes, money market
 mutual funds and bank money market
 deposit accounts.


------
26
     one group(R)

     -------------------
[GRAPHIC]

How to Do Business with One Group Mutual Funds

--------------------------------------------------------------------------------
Purchasing Fund Shares

Where can I buy shares?


You may purchase Fund shares:

 .  Directly from One Group through The One Group Services Company (the
   "Distributor"), and

 . From Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors, or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent.

When can I buy shares?

 . Purchases may be made on any business day. This includes any day that the Funds are open for business. The Funds will be closed on weekends and days on which the New York Stock Exchange ("NYSE") or the Federal Reserve are closed, including the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving and Christmas Day.

 . Purchase requests will be effective on the day received and you will be eligible to receive dividends declared the same day, if such purchase orders are received.

 (i) before 12:00 noon, Eastern Time ("ET"), for the Municipal Money Market Fund, the Ohio Municipal Money Market Fund and the Michigan Municipal Money Market Fund; and

 (ii) before 4:00 p.m., ET, for the Prime Money Market Fund, the U.S. Treasury Securities Money Market Fund and the U.S. Government Securities Money Market Fund.


 . In addition, the Funds' Custodian, State Street Bank and Trust Company, must receive "federal funds" before the times listed above. If State Street Bank and Trust Company does not receive federal funds by the cut-off time, the purchase order will not be effective until the next business day on which federal funds are timely received by State Street Bank and Trust Company.

 . On occasion, the NYSE will close before 4 p.m. ET. When the NYSE closes before the times listed above, purchase requests received after the NYSE closes will be effective the following business day.

------
  27

 . If a Shareholder Servicing Agent holds your shares, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

 . The Distributor can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order.

 . Shares are electronically recorded. Therefore, certificates will not be issued.

What kind of shares can I buy?

One Group offers the following classes of shares:

 .  Class A, Class B and Class C shares are available to the general public.

 . Service Class shares are available to Intermediaries purchasing shares on behalf of investors requiring additional administrative or accounting services such as sweep processing.

 . Each share class has different sales charges and expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, and the sales charges and expenses applicable to each class of shares. Sales charges are discussed in the section of this prospectus entitled "SALES CHARGES".


One Group Fund Direct IRA and 403(b). One Group offers retirement plans. This plan allows participants to defer taxes while their retirement savings grow. Call 1-800-480-4111 for an Adoption Agreement.

How much do shares cost?

 .  Shares are sold at net asset value ("NAV") plus a sales charge, if any.

 . NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class expenses) by the number of outstanding shares in that class. The Funds use their best efforts to maintain their NAV at $1.00, although there is no guarantee that they will be able to do so.

 .  NAV is calculated each business day as of:

 (i) 12:00 noon ET, for the Municipal Money Market Fund, Ohio Municipal Money Market Fund and the Michigan Municipal Money Market Fund; and

 (ii) 4:00 p.m., ET, for the Prime Money Market Fund, the U.S. Treasury Securities Money Market Fund and the U.S. Government Securities Money Market Fund.

On occasion, the NYSE will close before 4 p.m. ET. When the NYSE closes before the times listed above, NAV will be calculated as of the time the NYSE closes.

How do I open an account?

1. Read the prospectus carefully, and select the Fund or Funds and share class most appropriate for you.


2.  Decide how much you want to invest.

 .  The minimum initial investment is $1,000 per Fund.


 . You are required to maintain a minimum account balance equal to the minimum initial investment in each Fund.

 .  Subsequent investments must be at least $25 per Fund.

------
28

 . Class B shares may be purchased only in connection with exchanges from Class B shares of another fund. This is because Class A shares are offered with no sales charge and have lower expenses.

 .  These minimums may be waived.

3. Complete the Account Application Form. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.


4. Send the completed application and a personal check (unless you choose to pay by wire or bank transfer) to:

  one group mutual funds
  p.o. box 8528
  boston, ma 02266-8528

Contributions to Fund Direct IRAs should be made payable to "One Group Mutual Funds for the Benefit of (your name)."

If you choose to pay by wire, please call 1-800-480-4111.

5. All checks must be in U.S. dollars. One Group does not accept "third party checks." Checks made payable to any individual or company and endorsed to One Group are considered third party checks.

ALL CHECKS MUST BE PAYABLE TO ONE OF THE FOLLOWING:

 .  One Group Mutual Funds, or

 .  the specific Fund in which you are investing.

Checks made payable to any party other than those listed above will be returned to the address provided on the account application.

6. Each time you purchase One Group Shares by check or ACH, there is a seven-day holding period before you can redeem those shares. This gives One Group time to receive and collect money to cover your investment.


7. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

8. If you have any questions, contact your Shareholder Servicing Agent or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes. Simply select this option on your Account Application Form and then:

 . Contact your Shareholder Servicing Agent or call 1-800-480-4111 to relay your purchase instructions.


------
  29

 . Authorize a bank transfer or initiate a wire transfer to the following wire address:

  state street bank and trust company
  attn: custody & shareholder services
  aba 011 000 028
  dda 99034167 fbo one group fund
  (ex: one group prime money market fund -- a) your account number (ex: 123456789) your account registration
  (ex: john smith & mary smith, jtwros)

 . One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

 . You may revoke your right to make purchases over the telephone by sending a letter to:

  state street bank and trust company
  c/o one group mutual funds
  p.o. box 8528
  boston, ma 02266-8528

Can I automatically invest on a systematic basis?

Yes. You may purchase additional Class A, Class B and Class C shares by making automatic monthly investments from your bank account. To establish a Systematic Investment Plan:

 .  Select the "Systematic Investment Plan" option on the Account Application
   Form.

 . Provide the necessary information about the bank account from which your investments will be made.

 . Shares purchased under a Systematic Investment Plan may not be redeemed for five (5) business days.

 . One Group currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

 .  You may revoke your right to make systematic investments by calling
   1-800-480-4111 or by sending a letter to:

  one group mutual funds
  p.o. box 8528
  boston, ma 02266-8528

May I write checks on my account?

Class A shareholders may write checks for $250 or more.

 . Checks may be payable to any person and your account will continue to earn dividends until the check clears.

 . Checks are free, but your bank or the payee may charge you for stop payment orders, insufficient funds, or other valid reasons.

 . You can not use this option to close your account because of the difficulty of determining the exact value of your account.


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30

-----------------
 . You must wait ten (10) calendar days before you can write a check against shares purchased by a check.

To Select This Option

 .  Select the "Check Writing" option on the Account Application Form.

 . Complete, sign and return a signature card and other forms sent to you by State Street Bank and Trust Company. You will receive a supply of checks that will be drawn on State Street Bank and Trust Company.

Conversion Feature

Your Class B shares automatically convert to Class A shares after eight years (measured from the end of the month in which they were purchased).

 . After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares.

 . You will not be assessed any sales charges or fees for conversion of shares, nor will you be subject to any federal income tax.

 . If you have exchanged Class B shares of one Fund for Class B shares of another, the time you held the shares in each Fund will be added together.

--------------------------------------------------------------------------------
Sales Charges


The Distributor compensates Shareholder Servicing Agents who sell shares of One Group Mutual Funds. Compensation comes from sales charges, 12b-1 fees and payments by the Distributor and the Funds' investment advisor from their own resources. The tables below show the charges for each class of shares and the percentage of your investment that is paid as a commission to a Shareholder Servicing Agent. Class A shares do not assess a sales charge.

CLASS B SHARES

Class B shares are offered at NAV, without any up-front sales charges. However, if you redeem these shares within six years of the purchase date, you will be assessed a Contingent Deferred Sales Charge ("CDSC") according to the following schedule:

--------------------------------

      YEARS                                                   CDSC AS A % OF
      SINCE                                                    DOLLAR AMOUNT
    PURCHASE                                                 SUBJECT TO CHARGE
       0-1                                                         5.00%
  -----------------------------------------
       1-2                                                         4.00%
  -----------------------------------------
       2-3                                                         3.00%
  -----------------------------------------
       3-4                                                         3.00%
  -----------------------------------------
       4-5                                                         2.00%
  -----------------------------------------
       5-6                                                         1.00%
  -----------------------------------------
   more than 6                                                     none
  -----------------------------------------

The Distributor pays a commission of 4.00% of the original purchase price to Shareholder Servicing Agents who sell Class B shares.

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  31

-----------------
-----------------

CLASS C SHARES

Class C shares are offered at NAV, without any up-front sales charge. However, if you redeem your shares within one year of the purchase date, you will be assessed a CDSC as follows:

--------------------------------

        YEARS                                                 CDSC AS A % OF
        SINCE                                                  DOLLAR AMOUNT
       PURCHASE                                              SUBJECT TO CHARGE
         0-1                                                       1.00%
  -----------------------------------------
   after first year                                                none
  -----------------------------------------

Shareholder Servicing Agents selling Class C shares receive a commission of 1.00% of the original purchase price from the Distributor.

How The CDSC Is Calculated

 . The Fund assumes that all purchases made in a given month were made on the first day of the month.

 .  The CDSC is based on the net amount redeemed.

 . A CDSC is not assessed on shares acquired through reinvestment of dividends or capital gains distributions.

 . To keep your CDSC as low as possible, the Fund first will redeem the shares you have held for the longest time and thus have the lowest CDSC.

 . If you exchange Class B or Class C shares of an unrelated mutual fund for Class B or Class C shares of One Group in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to One Group shares you receive in the reorganization.

12B-1 FEES

Each One Group Fund has adopted a plan under Rule 12b-1 that allows it to pay distribution and shareholder servicing fees for the sale and distribution of shares of the Funds. These fees are called 12b-1 fees. 12b-1 fees are paid by One Group Mutual Funds to the Distributor as compensation for its services and expenses. The Distributor in turn pays all or part of the 12b-1 fee to Shareholder Servicing Agents that sell shares of One Group.

The 12b-1 fees vary by share class as follows:

1. Class A shares pay a 12b-1 fee of .25% of the average daily net assets of the Fund.

2. Class B and Class C shares pay a 12b-1 fee of 1.00% of the average daily net assets of the Fund. This will cause expenses for Class B and Class C shares to be higher and dividends to be lower than for Class A shares.

3. Service Class shares pay a 12b-1 fee of .75% of the average daily net assets of the Fund, which is currently being waived to .55% for each Fund.

12b-1 fees, together with the CDSC, help the Distributor sell Class B and Class C shares without an "up-front" sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Shareholder Servicing Agents.

 . The Distributor may use up to .25% of the fees for shareholder servicing and up to .75% for distribution. During the last fiscal year, the Distributor received 12b-1 fees totaling .25% and 1.00% of the average daily net assets of Class A and Class B shares, respectively.

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32

-----------------
-----------------

 .  The Distributor may pay 12b-1 fees to its affiliates and to Banc One
   Investment Advisors and its affiliates (or any sub-advisor) for brokerage and other agency transactions.

Because 12b-1 fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

--------------------------------------------------------------------------------
Sales Charge
Reductions
and Waivers

WAIVER OF THE CLASS B SALES CHARGE


No sales charge is imposed on redemptions of Class B shares of the Funds:

1. If you withdraw, on an annual basis, no more than 10% of the value of a Fund. Shares received from dividend and capital gains reinvestment are included in calculating amount eligible for this waiver. YOU NEED TO PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PLAN TO TAKE ADVANTAGE OF THIS WAIVER. For information on the Systematic Withdrawal Plan, please see "Can I Redeem on a Systematic Basis?"


2. If you are the shareholder (or a joint shareholder) or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code) after the account is opened. The redemption must be made within one year of such death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption request and be provided with satisfactory evidence of such death or disability.

3. That represent a minimum required distribution from your One Group IRA Account or other One Group qualifying retirement plan, but only if you are at least age 70 1/2. Only your One Group assets are considered when calculating that portion of your minimum required distribution that qualifies for the waiver.

4. Exchanged in connection with plans of reorganization of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

5. Exchanged for Class B shares of other One Group Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read "Do I Pay A Sales Charge on an Exchange?"

6. If the Distributor receives notice before you invest indicating that your Shareholder Servicing Agent, due to the type of account that you have, is waiving its commission.
WAIVER OF THE CLASS C SALES CHARGE


No sales charge is imposed on redemptions of Class C shares of the Funds:

1. If you withdraw no more than 10% of the value of a Fund in a 12 month period. Shares received from dividend and capital gains reinvestment are included in calculating amounts eligible for this waiver. YOU NEED TO PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PLAN TO TAKE ADVANTAGE OF THIS WAIVER. For information on the Systematic Withdrawal Plan, please see "Can I Redeem on a Systematic Basis?"


------
  33

-----------------

2. If you are the shareholder (or a joint shareholder) or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code) after the account is opened. The redemption must be made within one year of such death or disability. In order to qualify for this waiver, the distributor must be notified of such death or disability at the time of the redemption request and be provided with satisfactory evidence of such death or disability.

3. That represent a minimum required distribution from your One Group IRA Account or other One Group qualifying retirement plan, but only if you are at least age 70 1/2 Only your One Group assets are considered when calculating that portion of your minimum required distribution that qualifies for the waiver.

4. Exchanged in connection with plans of reorganization of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

5. Exchanged for Class C shares of other One Group Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read "Do I Pay A Sales Charge on an Exchange?"

6. If the Distributor receives notice before you invest indicating that your Shareholder Servicing Agent, due to the type of account that you have, is waiving its commission.

WAIVER QUALIFICATIONS

To take advantage of any of these sales charge waivers, you must qualify for such waiver in advance. To see if you qualify, call 1-800-480-4111 or contact your Shareholder Servicing Agent. The waivers described above will not continue indefinitely and may be discontinued at any time without notice.

--------------------------------------------------------------------------------
Exchanging
Fund Shares


What are my exchange privileges?

You may make the following exchanges:

 . Class A shares of a Fund may be exchanged for Class I shares of that Fund or Class A or Class I shares of another One Group Fund, but only if you are eligible to purchase those shares.


 .  Class B shares of a Fund may be exchanged for Class B shares of another One
   Group Fund.

 .  Class C shares of a Fund may be exchanged for Class C shares of another One
   Group Fund.

 .  Service Class shares do not have exchange privileges.

One Group Funds offer a Systematic Exchange Privilege which allows you to automatically exchange shares of one fund to another on a monthly or quarterly basis. This privilege is useful in Dollar Cost Averaging. To participate in the Systematic Exchange Privilege, please select it on your Account Application. To learn more about it, please call 1-800-480-4111.

One Group does not charge a fee for this privilege. In addition, One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.

------
34

When are exchanges processed?

Exchanges are processed the same business day they are received, provided:

 .  State Street Bank and Trust Company receives the request by:

 (i) 12:00 noon ET, for the Municipal Money Market Fund, the Ohio Municipal Money Market Fund and the Michigan Municipal Money Market Fund.

 (ii) 4:00 p.m., ET for the Prime Money Market Fund, the U.S. Treasury Securities Money Market Fund, and the U.S. Government Securities Money Market Fund.

 . You have provided One Group with all of the information necessary to process the exchange.

 . You have received a current prospectus of the Fund or Funds in which you wish to invest.

 . You have contacted your Shareholder Servicing Agent, if necessary. Do I pay a sales charge on an exchange?


Generally, you will not pay a sales charge on an exchange. However:

 .  You will pay a sales charge if you bought Class A shares of a Fund:

 1. That does not charge a sales charge and you want to exchange them for shares of a Fund that does, in which case you would pay the sales charge applicable to the Fund into which you are exchanging.

 2. That charged a lower sales charge than the Fund into which you are exchanging, in which case you would pay the difference between that Fund's sales charge and all other sales charges you have already paid.

 . If you exchange Class B or Class C shares of a Fund, you will not pay a sales charge at the time of the exchange, however:

 1. Your new Class B or Class C shares will be subject to the higher CDSC of either the Fund from which you exchanged, the Fund into which you exchanged or any Fund from which you previously exchanged.

 2. The current holding period for your exchanged Class B or Class C shares is carried over to your new shares.


Are there limits on exchanges?

Yes. The exchange privilege is not intended as a way for you to speculate on short term movements in the market. Therefore:

 . To prevent disruptions in the management of the Funds, One Group limits excessive exchange activity.

 .  Exchange activity is excessive if it EXCEEDS TWO SUBSTANTIVE EXCHANGE
   REDEMPTIONS WITHIN 30 DAYS OF EACH OTHER.

 . Excessive exchange activity will result in revocation of your exchange privilege.

 .  In addition, One Group reserves the right to reject any exchange request
   (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.

 . Due to the relatively high cost of maintaining small accounts, One Group reserves the right to either charge a sub-minimum account fee of $10 or redeem all shares and close the account if, due to exchanges, your account value falls below the minimum required balance. For information on minimum required balances, please read, "How Do I Open An Account?"

------
  35

--------------------------------------------------------------------------------

Redeeming Fund Shares

When can I redeem shares?

You may redeem all or some of your shares on any day that the Funds are open for business.

 .  Redemption requests will be effective that day if received before:

 (i) 12:00 noon ET, for the Municipal Money Market Fund, the Ohio Municipal Money Market Fund and the Michigan Municipal Money Market Fund; and

 (ii) 4:00 p.m. ET, for the Prime Money Market Fund, the U.S. Treasury Securities Money Market Fund, and the U.S. Government Securities Money Market Fund.

On occasion, the NYSE will close before 4:00 p.m. ET. When the NYSE closes before the times listed above, redemption requests received after the NYSE closes will be effective the following business day.

 . All required documentation in the proper form must accompany a redemption request. One Group may refuse to honor incomplete redemption requests.


How do I redeem shares?

 .  You may use any of the following methods to redeem your shares:

 1. You may send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

  one group mutual funds
  p.o. box 8528
  boston, ma 02266-8528



 2. You may redeem over the telephone. Please see "Can I Redeem By Telephone?" for more information.


 .  ALL REQUESTS FOR REDEMPTIONS FROM IRA ACCOUNTS MUST BE IN WRITING.

You may request IRA redemption forms by calling 1-800-480-4111 or visiting www.onegroup.com.


 . One Group may require that the signature on your redemption request be guaranteed by a participant in the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

 1. the redemption is for $50,000 worth of shares or less; AND

 2. the redemption is payable to the shareholder of record; AND


 3. the redemption check is mailed to the shareholder at the record address or the redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account.

 . On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:

 1.  a designated commercial bank, or

 2.  your Shareholder Servicing Agent.

 .  State Street Bank and Trust Company may charge you a wire redemption fee.
   The current fee is $7.00.


------
36

 . Your redemption proceeds will be paid within seven days after receipt of the redemption request. However, the Funds will attempt to honor requests for same day payment if the request is received before the times listed in "When Can I Redeem Shares?" If redemption requests are received after these times, the Funds will attempt to wire payment the next business day.

 . The Funds also will attempt to honor requests for payment in two business days, if the redemption request is received after the time listed above.

What will my shares be worth?

 . If you own Class A or Service Class shares and the Fund receives your redemption request before the times listed in "When Can I Redeem Shares?", you will receive that day's NAV.

 . If you own Class B or Class C shares and the Fund receives your redemption request before the times listed in "When Can I Redeem Shares?", you will receive that day's NAV, minus the amount of any applicable CDSC.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application Form.

 . Contact your Shareholder Servicing Agent or call 1-800-480-4111 to relay your redemption request.

 . Your redemption proceeds will be mailed or wired to the commercial bank account you designated on your Account Application Form.


 . One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

 .  REDEMPTIONS FROM YOUR IRA ACCOUNT MAY NOT BE MADE BY TELEPHONE.

Can I redeem on a systematic basis?

If you have an account value of at least $10,000, you may elect to receive monthly, quarterly or annual payments of not less than $100 each. This $10,000 minimum does not apply to minimum required distributions from your One Group IRA or other qualifying retirement plan.

 .  Select the "Systematic Withdrawal Plan" option on the Account Application
   Form.

 .  Specify the amount you wish to receive and the frequency of the payments.

 .  You may designate a person other than yourself as the payee.

 .  There is no fee for this service.


If you select this option, please keep in mind that:

 1. It may not be in your best interest to buy additional Class A shares while participating in a Systematic Withdrawal Plan. This is because Class A shares have an up-front sales charge.

 2. If you own Class B or Class C shares, you or your designated payee may receive systematic payments. The applicable Class B or Class C sales charge is waived provided your withdrawals do not exceed 10% of a Fund's value annually, measured from the date you begin participating in the Plan. SHARES RECEIVED FROM DIVIDEND AND CAPITAL GAINS REINVESTMENT ARE INCLUDED IN CALCULATING THE 10%. WITHDRAWALS IN EXCESS OF 10% WILL SUBJECT THE ENTIRE ANNUAL WITHDRAWAL TO THE APPLICABLE SALES LOAD.


------
  37

-----------------

 3. If you are age 70 1/2, you may elect to receive payments to the extent that the payment represents a minimum required distribution from an IRA or other qualifying retirement plan. Only One Group assets are considered when calculating your minimum required distribution.

 4. If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

ADDITIONAL INFORMATION
REGARDING REDEMPTIONS
 . Generally, all redemptions will be for cash. However, if you redeem shares worth $500,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.



 . Due to the relatively high cost of maintaining small accounts, One Group reserves the right to either charge a sub-minimum account fee of $10 or redeem all shares and close the account if, due to redemptions or exchanges, your account value falls below the minimum required balance. For information on minimum required balances, please read "How Do I Open An Account?"


No CDSC will be charged on such redemptions.

 .  One Group may suspend your ability to redeem when:

 1.  Trading on the New York Stock Exchange ("NYSE") is restricted.

 2.  The NYSE is closed (other than weekend and holiday closings).

 3.  The SEC has permitted a suspension.

 4.  An emergency exists.

The Statement of Additional Information offers more details about this process.


------
38
     one group(R)

     -------------------
[GRAPHIC]





Privacy Policy


--------------------------------------------------------------------------------

One Group Mutual Funds understands that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.


KEY DEFINITIONS


This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:


   . Consumer -- an individual who applies for or obtains a financial product or service from One Group Mutual Funds for personal, family or household purposes, including individuals who don't have a continuing relationship with One Group Mutual Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representatives, but do not invest in One Group Mutual Funds.


   . Customer -- a consumer who has a continuing relationship with One Group
     Mutual Funds through record ownership of fund shares.


   . Nonpublic personal information -- any personally identifiable financial information about a consumer that is obtained by One Group Mutual Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory listing is an example of public information.


COLLECTION OF NONPUBLIC PERSONAL INFORMATION


We collect information to service your account, to protect you from fraud and to make available products and services that may be of interest to you. We collect nonpublic personal information about you from the following sources:


   . Information we receive from you on applications or other forms, on our website or through other means;


   . Information we receive from you through transactions, correspondence and other communications with us; and


   . Information we otherwise obtain from you in connection with providing you a financial product or service.


INFORMATION SHARING WITH NON-AFFILIATED THIRD PARTIES


We do not share any nonpublic personal information about our customers or former customers with anyone, except as required or permitted by law. This means we may disclose all of the information we collect, as described above, to companies who help us maintain and service your account. For instance, we will share information with the transfer agent for One Group Mutual Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas or as described in the following section.


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  39

INFORMATION SHARING WITH JOINT MARKETERS


We also may share the information described above in COLLECTION OF NONPUBLIC PERSONAL INFORMATION with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint marketing agreements. However, we only provide information about you to that broker-dealer or financial intermediary from whom you purchased your One Group shares. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.


CHILDREN'S ONLINE PRIVACY ACT DISCLOSURE


From our website, One Group Mutual Funds does not knowingly collect or use personal information from children under the age of 13 without obtaining verifiable consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.


SECURITY


For your protection, One Group Mutual Funds maintains security standards and procedures that we continually update to safeguard against unauthorized disclosure of information or access to information about you.


We restrict access to nonpublic personal information about you to those individuals who need to know that information to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.


ONE GROUP MUTUAL FUNDS' PRIVACY COMMITMENT


One Group Mutual Funds is committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.onegroup.com.


------
40
     one group(R)


     -------------------
  [GRAPHIC]

Shareholder Information
--------------------------------------------------------------------------------

Voting Rights

The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective, or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.

--------------------------------------------------------------------------------

Dividend Policies

DIVIDENDS. The Funds generally declare dividends on each business day. Dividends are distributed on the first business day of each month. Capital gains, if any, for all Funds are distributed at least annually.

The Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment.

DIVIDEND REINVESTMENT. You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payments in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

If you want to change the way in which you receive dividends and distributions, you must write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street. You also may change the way you receive dividends and distributions by calling 1-800-480-4111.

SPECIAL DIVIDEND RULES FOR CLASS B SHARES. Class B shares received as dividends and capital gains distributions will be accounted for separately. Each time any Class B shares (other than those in the sub-account) convert to Class A shares, a percentage of the Class B shares in the sub-account will also convert to Class A shares. (See "Conversion Feature.")

--------------------------------------------------------------------------------

Tax Treatment of Shareholders

A sale, exchange or redemption of Fund shares may produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions. For more information about your specific tax situation, please consult your tax adviser.



------
  41

Taxation of Distributions-- Prime Money Market Fund and U.S. Treasury Securities Money Market Fund

Each Fund will distribute substantially all of its net investment income. Dividends you receive from a Fund, whether reinvested or received in cash, will be taxable to you. Dividends from a Fund's net investment income (generally, all of the Fund's net investment income) will be taxable as ordinary income. Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.

Taxation of Dividends--Ohio Municipal Money Market Fund, Michigan Municipal Money Market Fund and Municipal Money Market Fund

Each Fund will distribute substantially all of its net investment income. These Funds may pay "exempt-interest dividends" if at least 50% of the value of Fund assets at the end of each quarter of the Fund's taxable year consists of obligations the interest on which is excludable from gross income. Exempt-interest dividends are generally excludable from an investor's gross income for regular federal income tax purposes. However, the receipt of exempt-interest dividends may cause recipients of Social Security or Railroad Retirement benefits to be taxed on a portion of such benefits. In addition, the receipt of exempt-interest dividends may result in liability for federal alternative minimum tax and for state (including state alternative minimum tax) and local taxes, both for individuals and corporate shareholders. Corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.

Michigan Taxation of Dividends -- Michigan Municipal Money Market Fund

Dividends paid by the Michigan Municipal Money Market Fund that are derived from interest attributable to tax-exempt Michigan Municipal Obligations will be exempt from Michigan income tax and Michigan single business tax. Conversely, to the extent that the Fund's dividends are derived from interest on obligations other than Michigan Municipal Obligations or certain U.S. government obligations (or are derived from short-term or long-term gains), such dividends may be subject to Michigan income tax and Michigan single business tax, even though the dividends may be exempt for federal income tax purposes.


Except as noted above with respect to Michigan income taxation, distributions of net income may be taxable to investors as dividend income under other state or local laws even though a substantial portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.


Ohio Taxation of Dividends -- Ohio Municipal Money Market Fund

Dividends received from the Ohio Municipal Money Market Fund that result from interest on Ohio municipal securities are exempt from the Ohio personal income tax. Some Ohio statutes provide that interest on and gain from the sale of Ohio municipal securities is exempt from all taxation in Ohio. Dividends that are attributable to interest on or gain from the sale of certain obligations issued under such statutes should be exempt from Ohio personal income tax. Ohio municipalities may not impose income taxes on dividends on any intangible property (including such property of the Fund) unless the intangible income was not exempt from municipal income taxation before April 2, 1986, and the tax was approved in an election held on November 8, 1988. Corporate shareholders will be required to include the interest on Ohio municipal securities in their alternative minimum taxable income. In addition, corporate shareholders must include the Fund shares in the corporation's tax base for purposes of the Ohio franchise tax net worth computation, but not for the net income tax computation. Information in this paragraph is based on current statutes and

------
42
regulations as well as current policies of the Ohio Department of Taxation, all of which may change.


Taxation of Retirement Plans

Distributions by the Funds to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual as described in "Tax Treatment of Shareholders." If you are considering purchasing shares of any money market funds, particularly the Municipal, Michigan Municipal or Ohio Municipal Money Market Funds, with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of making such an investment.

Tax Information

The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information see the Statement of Additional Information. Please note that this tax discussion is general in nature. No attempt has been made to present a complete explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders.

--------------------------------------------------------------------------------

Shareholder Statements and Reports

One Group or your Shareholder Servicing Agent will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. One Group will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Shareholder Servicing Agent may have a different cut-off time.

To reduce expenses and conserve natural resources, One Group will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or One Group reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and One Group will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.onegroup.com and sign up for electronic delivery.

If you are the record owner of your One Group shares (that is, you did not use a Shareholder Servicing Agent to buy your shares), you may access your account statements at www.onegroup.com.

In March and September you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write One Group Mutual Funds at 1111 Polaris Parkway, Columbus, OH 43271-1235, call 1-800-480-4111 or visit www.onegroup.com.

------
  43
    one group(R)

    -------------------
[GRAPHIC]


Management of One Group Mutual Funds

--------------------------------------------------------------------------------

The Advisor

Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual corporate, charitable and retirement accounts. As of June 30, 2001, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $132 billion in assets.


Advisory Fees
--------------------------------------------------------------------------------

Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each year. For the most recent fiscal year, the Funds paid advisory fees at the following rate:

--------------------------------------------------------------------------------

                                                    ANNUAL RATE
                                                  AS PERCENTAGE OF
FUND                                          AVERAGE DAILY NET ASSETS
One Group(R) Prime Money Market Fund                    .32%
----------------------------------------------------------------------
One Group(R) U.S. Treasury Securities Money
 Market Fund                                            .32%
----------------------------------------------------------------------
One Group(R) U.S. Government Securities
 Money Market Fund                                      .35%
----------------------------------------------------------------------
One Group(R) Municipal Money Market Fund                .27%
----------------------------------------------------------------------
One Group(R) Michigan Municipal Money Market
 Fund                                                   .27%
----------------------------------------------------------------------
One Group(R) Ohio Municipal Money Market
 Fund                                                   .26%
----------------------------------------------------------------------



------
44
     one group(R)
[GRAPHIC]

     -------------------

FINANCIAL HIGHLIGHTS



The Financial Highlights tables are intended to help you understand the Funds' performance for the last five years or the period of the Funds' operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information for the Funds has been audited by PricewaterhouseCoopers LLP and other independent accountants. PricewaterhouseCooper's report along with the Funds' financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.



                                            YEAR ENDED JUNE 30,
                                -----------------------------------------------
PRIME MONEY MARKET FUND
CLASS A SHARES                  2001    2000        1999       1998      1997
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                              $    1.000  $    1.000  $  1.000  $  1.000
--------------------------------------------------------------------------------
Investment Activities:
 Net investment income                    0.051       0.046     0.050     0.048
--------------------------------------------------------------------------------
Distributions:
 Net investment income                   (0.051)     (0.046)   (0.050)   (0.048)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD       $    1.000  $    1.000  $  1.000  $  1.000
--------------------------------------------------------------------------------
Total Return                              5.25%       4.72%     5.13%     4.94%
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period
  (000)                              $3,505,068  $3,171,028  $605,291  $332,646
 Ratio of expenses to average
  net assets                              0.77%       0.75%     0.76%     0.73%
 Ratio of net investment
  income to average net assets            5.13%       4.47%     5.01%     4.83%
 Ratio of expenses to average
  net assets*                             0.80%       0.79%     0.83%     0.91%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


                                      YEAR ENDED JUNE 30,        NOVEMBER 12,
                                   ----------------------------    1996 TO
PRIME MONEY MARKET FUND                                            JUNE 30,
CLASS B SHARES                     2001  2000     1999    1998     1997(A)
-----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                 $ 1.000  $1.000  $1.000     $1.000
-----------------------------------------------------------------------------
Investment Activities:
 Net investment income                    0.044   0.039   0.043      0.026
-----------------------------------------------------------------------------
Distributions:
 Net investment income                   (0.044) (0.039) (0.043)    (0.026)
-----------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $ 1.000  $1.000  $1.000     $1.000
-----------------------------------------------------------------------------
Total Return                              4.47%   3.94%   4.35%      2.63%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)      $16,564  $9,854  $1,912     $  618
 Ratio of expenses to average net
  assets                                  1.52%   1.50%   1.51%      1.51%(c)
 Ratio of net investment income to
  average net assets                      4.42%   3.80%   4.25%      4.16%(c)
 Ratio of expenses to average net
  assets*                                 1.55%   1.54%   1.57%      1.59%(c)


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized.

------
  45
     one group(R)
[GRAPHIC]

     -------------------

FINANCIAL HIGHLIGHTS



                                                      YEAR ENDED MAY 31, 2000
PRIME MONEY MARKET FUND                                JUNE 30,  TO JUNE 30,
CLASS C SHARES                                           2001      2000(A)
-----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $ 1.000
-----------------------------------------------------------------------------
Investment Activities:
 Net investment income                                               0.004
-----------------------------------------------------------------------------
Distributions:
 Net Investment income                                              (0.004)
-----------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                     $ 1.000
-----------------------------------------------------------------------------
Total Return                                                         0.43%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)                                 $   848
 Ratio of expenses to average net assets                             1.52%(c)
 Ratio of net investment income to average net assets                5.11%(c)
 Ratio of expenses to average net assets*                            1.55%(c)


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized.


                                               YEAR ENDED JUNE
                                                     30,        APRIL 16,
                                               ---------------   1999 TO
PRIME MONEY MARKET FUND                                         JUNE 30,
SERVICE CLASS SHARES                            2001    2000     1999(A)
---------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $ 1.000   $ 1.000
---------------------------------------------------------------------------
Investment Activities:
 Net investment income                                   0.048     0.008
---------------------------------------------------------------------------
Distributions:
 Net Investment income                                  (0.048)   (0.008)
---------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $ 1.000   $ 1.000
---------------------------------------------------------------------------
Total Return                                             4.94%     0.84%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)                     $ 6,293   $    73
 Ratio of expenses to average net assets                 1.07%     1.05%(c)
 Ratio of net investment income to average net
  assets                                                 5.03%     4.02%(c)
 Ratio of expenses to average net assets*                1.30%     1.28%(c)


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized.

------
46
     one group(R)
[GRAPHIC]

     -------------------

FINANCIAL HIGHLIGHTS







                                          YEAR ENDED JUNE 30,
                          ----------------------------------------------------------
U.S. TREASURY SECURITIES
MONEY MARKET FUND
CLASS A SHARES             2001      2000        1999       1998      1997
------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD              $    1.000  $    1.000  $  1.000  $  1.000
------------------------------------------------------------------------------------
Investment Activities:
 Net investment income                 0.048       0.043     0.048     0.047
------------------------------------------------------------------------------------
Distributions:
 Net investment income                (0.048)     (0.043)   (0.048)   (0.047)(A)
------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                           $    1.000  $    1.000  $  1.000  $  1.000
------------------------------------------------------------------------------------
Total Return                           4.86%       4.37%     4.92%     4.81%
RATIOS/SUPPLEMENTARY
 DATA:
 Net assets at end of
  period (000)                    $1,846,153  $2,073,442  $861,350  $530,164
 Ratio of expenses to
  average net assets                   0.76%       0.76%     0.77%     0.72%
 Ratio of net investment
  income to average net
  assets                               4.74%       4.21%     4.82%     4.71%
 Ratio of expenses to
  average net assets*                  0.79%       0.79%     0.86%     0.93%


* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Includes $.000002 short term gain.

                                      YEAR ENDED JUNE 30,
                                ----------------------------------  NOVEMBER 21,
U.S. TREASURY SECURITIES MONEY                                        1996 TO
MARKET FUND                                                           JUNE 30,
CLASS B SHARES                    2001    2000     1999     1998      1997(A)
---------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                  $ 1.000  $ 1.000  $ 1.000    $ 1.000
---------------------------------------------------------------------------------
Investment Activities:
 Net investment income                     0.040    0.035    0.041      0.024
---------------------------------------------------------------------------------
Distributions:
 Net investment income                    (0.040)  (0.035)  (0.041)    (0.024)(b)
---------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $ 1.000  $ 1.000  $ 1.000    $ 1.000
---------------------------------------------------------------------------------
Total Return                               4.08%    3.60%    4.14%      2.44%(c)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period
  (000)                                  $ 1,057  $ 1,012  $   181    $    49
 Ratio of expenses to average
  net assets                               1.51%    1.51%    1.52%      1.48%(d)
 Ratio of net investment
  income to average net assets             3.97%    3.43%    4.06%      3.97%(d)
 Ratio of expenses to average
  net assets*                              1.54%    1.54%    1.60%      1.59%(d)


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Includes $.000002 short term capital gain. (C) Not annualized. (D) Annualized.

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  47
     one group(R)

     -------------------
[GRAPHIC]

FINANCIAL HIGHLIGHTS





                                             YEAR ENDED JUNE 30,    FEBRUARY 18,
                                            ----------------------    1998 TO
U.S. TREASURY SECURITIES MONEY MARKET FUND                            JUNE 30,
CLASS C SHARES                               2001    2000    1999     1998(A)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $1.000  $1.000     $1.000
--------------------------------------------------------------------------------
Investment Activities:
 Net investment income                               0.040   0.035      0.015
 Distributions:
Net investment income                               (0.040) (0.035)    (0.015)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $1.000  $1.000     $1.000
--------------------------------------------------------------------------------
Total Return                                         4.08%   3.59%     1.47%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)                  $  526  $  684     $    1
 Ratio of expenses to average net assets             1.51%   1.51%      1.57%(c)
 Ratio of net investment income to average
  net assets                                         3.96%   3.35%      4.01%(c)
 Ratio of expenses to average net assets*            1.54%   1.54%      1.57%(c)


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized.


                                                        YEAR ENDED
                                                         JUNE 30,
                                                      --------------
                                                                      APRIL 16,
                                                                       1999 TO
U.S. TREASURY SECURITIES MONEY MARKET FUND                            JUNE 30,
SERVICE CLASS SHARES                                   2001    2000    1999(A)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $1.000   $1.000
--------------------------------------------------------------------------------
Investment Activities:
 Net investment income                                         0.045    0.008
 Distributions:
Net investment income                                         (0.045)  (0.008)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $1.000   $1.000
--------------------------------------------------------------------------------
Total Return                                                   4.54%    0.77%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)                            $   83   $    5
 Ratio of expenses to average net assets                       1.07%    1.06%(c)
 Ratio of net investment income to average net assets          4.44%    3.71%(c)
 Ratio of expenses to average net assets*                      1.30%    1.27%(c)


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized.

------
48
     one group(R)
[GRAPHIC]

     -------------------

FINANCIAL HIGHLIGHTS

U. S. Government Securities Money Market Fund


------
  49
     one group(R)

     -------------------
[GRAPHIC]

FINANCIAL HIGHLIGHTS



                                            YEAR ENDED JUNE 30,
                                ----------------------------------------------
MUNICIPAL MONEY MARKET FUND
CLASS A SHARES                    2001     2000      1999      1998     1997
NET ASSET VALUE, BEGINNING OF
 PERIOD                                  $  1.000  $  1.000  $  1.000  $ 1.000
-------------------------------------------------------------------------------
Investment Activities:
 Net investment income                      0.031     0.026     0.030    0.029
-------------------------------------------------------------------------------
Distributions:
 Net investment income                     (0.031)   (0.026)   (0.030)  (0.029)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $  1.000  $  1.000  $  1.000  $ 1.000
-------------------------------------------------------------------------------
Total Return                                3.12%     2.63%     3.01%    2.97%
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period
  (000)                                  $438,468  $428,448  $104,809  $48,185
 Ratio of expenses to average
  net assets                                0.71%     0.70%     0.70%    0.68%
 Ratio of net investment income
  to average net assets                     3.06%     2.59%     2.97%    2.91%
 Ratio of expenses to average
  net assets*                               0.79%     0.80%     0.81%    0.90%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


                                                  YEAR ENDED
                                                   JUNE 30,
                                               ----------------
                                                                 APRIL 16,
                                                                  1999 TO
MUNICIPAL MONEY MARKET FUND                                      JUNE 30,
SERVICE CLASS SHARES                             2001     2000    1999(A)
----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $ 1.000   $ 1.000
----------------------------------------------------------------------------
Investment Activities:
 Net investment income                                    0.028     0.005
----------------------------------------------------------------------------
Distributions:
 Net investment income                                   (0.028)   (0.005)
----------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $ 1.000   $ 1.000
----------------------------------------------------------------------------
Total Return                                              2.81%     0.50%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)                      $   442   $    36
 Ratio of expenses to average net assets                  1.01%     1.00%(c)
 Ratio of net investment income to average net
  assets                                                  3.01%     2.45%(c)
 Ratio of expenses to average net assets*                 1.29%     1.29%(c)


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (A) Period from commencement of operations. (B) Not annualized. (C)
   Annualized.

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50
     one group(R)

     -------------------
[GRAPHIC]

FINANCIAL HIGHLIGHTS



                                    YEAR ENDED                    YEAR ENDED
                                     JUNE 30,                    DECEMBER 31,
                                 ----------------  SIX MONTHS   ----------------
MICHIGAN MUNICIPAL MONEY MARKET                      ENDED
FUND                                                JUNE 30,
CLASS A SHARES                     2001    2000     1999(A)      1998     1997
---------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                   $ 1.000   $ 1.000     $ 1.000  $ 1.000
---------------------------------------------------------------------------------
Investment Activities:
 Net investment income                      0.030     0.012       0.027    0.030
---------------------------------------------------------------------------------
Distributions:
 Net investment income                     (0.030)   (0.012)     (0.027)  (0.030)
---------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $ 1.000   $ 1.000     $ 1.000  $ 1.000
---------------------------------------------------------------------------------
Total Return                                3.06%     1.21%(B)    2.76%    3.00%
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period
  (000)                                   $76,294   $69,101     $64,283  $29,202
 Ratio of expenses to average
  net assets                                0.72%     0.75%(c)    0.75%    0.75%
 Ratio of net investment income
  to average net assets                     3.03%     2.42%(c)    2.72%    2.95%
 Ratio of expenses to average
  net assets*                               0.81%     0.84%(c)    0.78%    0.79%


*During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Michigan Municipal Money Market Fund became the Michigan Municipal Money Market Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Michigan Municipal Money Market Fund. (B) Not annualized. (C) Annualized.

------
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


     one group(R)

     -------------------
[GRAPHIC]

FINANCIAL HIGHLIGHTS





                                                YEAR ENDED JUNE 30,
                                      -------------------------------------------
OHIO MUNICIPAL MONEY MARKET FUND
CLASS A SHARES                          2001    2000     1999     1998     1997
----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $ 1.000  $ 1.000  $ 1.000  $ 1.000
----------------------------------------------------------------------------------
Investment Activities:
 Net investment income                           0.030    0.026    0.030    0.029
----------------------------------------------------------------------------------
Distributions:
 Net investment income                          (0.030)  (0.026)  (0.030)  (0.029)
 In excess of net investment
  income                                            -        -        -        -
Total Distributions                             (0.030)  (0.026)  (0.030)  (0.029)
----------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $ 1.000  $ 1.000  $ 1.000  $ 1.000
----------------------------------------------------------------------------------
Total Return                                     3.06%    2.62%    3.06%    2.96%
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)             $29,842  $37,180  $39,100  $30,479
 Ratio of expenses to average net
  assets                                         0.70%    0.67%    0.65%    0.65%
 Ratio of net investment income to
  average net assets                             3.00%    2.60%    2.98%    2.90%
 Ratio of expenses to average net
  assets*                                        0.77%    0.80%    0.78%    0.88%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

------
52
     one group(R)

     -------------------
[GRAPHIC]

Appendix A

--------------------------------------------------------------------------------

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.

---------------------------------------------------
                               FUND NAME  FUND CODE
---------------------------------------------------
    One Group(R) Prime Money Market Fund       1
---------------------------------------------------
   One Group(R) U.S. Treasury Securities
                       Money Market Fund       2
---------------------------------------------------
 One Group(R) U.S. Government Securities
                       Money Market Fund       3
---------------------------------------------------
One Group(R) Municipal Money Market Fund       4
---------------------------------------------------
   One Group(R) Michigan Municipal Money
                             Market Fund       5
---------------------------------------------------
One Group(R) Ohio Municipal Money Market
                                    Fund       6
---------------------------------------------------


                                                               FUND   RISK
INSTRUMENT                                                     CODE   TYPE
-------------------------------------------------------------------------------
U.S. Treasury Obligations: Bills, notes, bonds, STRIPS and     1-6    Market
CUBES. The U.S. Treasury Securities Money Market Fund does
not buy STRIPS and CUBES.
-------------------------------------------------------------------------------

Treasury Receipts: TRs, TIGRS and CATS.                        1, 3-6 Market
-------------------------------------------------------------------------------

U.S. Government Agency Securities: Securities issued by        1, 3-6 Market
agencies and instrumentalities of the U.S. government. These          Credit
include Fannie Mae and Freddie Mac.
-------------------------------------------------------------------------------

                                                               1, 4-6 Market
Certificates of Deposit: Negotiable instruments with a stated         Credit
maturity.                                                             Liquidity
-------------------------------------------------------------------------------

                                                               1, 4-6 Liquidity
Time Deposits: Non-negotiable receipts issued by a bank in            Credit
exchange for the deposit of funds.                                    Market
-------------------------------------------------------------------------------
Repurchase Agreements: The purchase of a security and the      1-6    Credit
simultaneous commitment to return the security to the seller          Market
at an agreed upon price on an agreed upon date. This is               Liquidity
treated as a loan.
-------------------------------------------------------------------------------



------
  53

                                                             FUND    RISK
INSTRUMENT                                                   CODE    TYPE
-------------------------------------------------------------------------------

Reverse Repurchase Agreements: The sale of a security and    1, 2, 4 Market
the simultaneous commitment to buy the security back at an           Leverage
agreed upon price on an agreed upon date. This is treated
as a borrowing by a Fund.
-------------------------------------------------------------------------------

Securities Lending: The lending of up to 331/3% of the       1       Credit
Fund's total assets. In return, the Fund will receive cash,          Market
other securities and/or letters of credit as collateral.             Leverage
-------------------------------------------------------------------------------

When-Issued Securities and Forward Commitments: Purchase or  1-6     Market
contract to purchase securities at a fixed price for                 Leverage
delivery at a future date.                                           Liquidity
                                                                     Credit
-------------------------------------------------------------------------------

Investment Company Securities: Shares of other money market  1, 3-6  Market mutual funds, including One Group money market funds and
shares of other money market funds for which Banc One
Investment Advisors or its affiliates serve as investment
advisor or administrator. Banc One Investment Advisors will
waive certain fees when investing in funds for which it
serves as investment advisor.
-------------------------------------------------------------------------------

Extendable Commercial Notes: Variable rate notes which       1, 4-6  Market
normally mature within a short period of time (e.g., one             Credit
month) but which may be extended by the issuer for a                 Liquidity
maximum maturity of thirteen months.
-------------------------------------------------------------------------------

Bankers' Acceptances: Bills of exchange or time drafts       1, 4-6  Credit
drawn on and accepted by a commercial bank. Maturities are           Liquidity
generally six months or less.                                        Market
-------------------------------------------------------------------------------

Commercial Paper: Secured and unsecured short-term           1, 4-6  Credit
promissory notes issued by corporations and other entities.          Liquidity
Maturities generally vary from a few days to nine months.            Market
-------------------------------------------------------------------------------

Foreign Securities: Commercial paper of foreign issuers and  1, 4-6  Market
obligations of foreign banks, overseas branches of U.S.              Political
banks and supranational entities.                                    Liquidity
                                                                     Foreign
                                                                     Investment
-------------------------------------------------------------------------------

Restricted Securities: Securities not registered under the   1, 4-6  Liquidity
Securities Act of 1933, such as privately placed commercial          Market
paper and Rule 144A securities.
-------------------------------------------------------------------------------

Variable and Floating Rate Instruments: Obligations with     1, 3-6  Market
interest rates which are reset daily, weekly, quarterly or           Credit
some other period and which may be payable to the Fund on            Liquidity
demand.
-------------------------------------------------------------------------------

Mortgage-Backed Securities: Debt obligations secured by      1, 3-6  Prepayment
real estate loans and pools of loans. These include                  Market
collateralized mortgage obligations ("CMOs") and Real                Credit
Estate Mortgage Investment Conduits ("REMICs").                      Regulatory
-------------------------------------------------------------------------------


------
54

                                                              FUND   RISK
INSTRUMENT                                                    CODE   TYPE
-------------------------------------------------------------------------------

Demand Features: Securities that are subject to puts and      1, 4-6 Market
standby commitments to purchase the securities at a fixed            Liquidity
price (usually with accrued interest) within a fixed period          Management
of time following demand by a Fund.
-------------------------------------------------------------------------------

Municipal Securities: Securities issued by a state or         1, 4-6 Market
political subdivision to obtain funds for various public             Credit
purposes. Municipal securities include private activity              Political
bonds and industrial development bonds, as well as General           Tax
Obligation Notes, Tax Anticipation Notes, Bond Anticipation          Regulatory
Notes, Revenue Anticipation Notes, other short-term tax-
exempt obligations, municipal leases, obligations of
municipal housing authorities and single family revenue
bonds.
-------------------------------------------------------------------------------

Short-Term Funding Agreements: Agreements issued by banks     1      Market
and highly rated insurance companies such as Guaranteed              Credit
Investment Contracts ("GICs") and Bank Investment Contracts          Liquidity
("BICs").
-------------------------------------------------------------------------------

Participation Interests: Interests in municipal securities,   1, 4-6 Credit
including municipal leases, from financial institutions such         Tax
as commercial and investment banks, savings and loan                 Market
associations and insurance companies. These interests may
take the form of participations, beneficial interests in a
trust, partnership interests or any other form of indirect
ownership that allows the Funds to treat the income from the investment as exempt from federal income tax.
-------------------------------------------------------------------------------

Asset-Backed Securities: Securities secured by company        1, 4-6 Prepayment
receivables, home equity loans, truck and auto loans,                Market
leases, credit card receivables and other securities backed          Credit
by other types of receivables or other assets.                       Regulatory
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risks than others.

 . Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

 . Leverage Risk. The risk associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value.

 . Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

------
  55

 This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

 . Management Risk. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

 . Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

 . Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

 . Foreign Investment Risk. Risks associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

 . Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other Investment Risks obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. Further, with early repayment, a Fund may fail to recoup any additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

 . Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

 . Regulatory Risk. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses and state usury laws.

------
56

--------------------------------------------------------------------------------
If you want more information about the Funds, the following documents are free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.

HOW CAN I GET MORE INFORMATION? You can get a free copy of the semi-annual/annual reports or the SAI, request other information or discuss your questions about the Fund by calling 1 800-480-4111 or by writing the Funds at:

one group(R) mutual funds
1111 polaris parkway
columbus, ohio 43271-1235

  or visiting

WWW.ONEGROUP.COM

You can also review and copy the Funds' reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-202-942-8090.) You can also get reports and other information about the Funds from the EDGAR Database on the SEC's web site at http://www.sec.gov. Copies of this information also may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

(Investment Company Act File No. 811-4236)


TOG-F-123
                                                          [LOGO OF ONE GROUP(R)]
for institutional clients


Money Market Funds

                 PROSPECTUS
                 Class I Shares

                 November 1, 2001


                                                          [LOGO OF ONE GROUP(R)]

                 One Group(R) Prime Money Market Fund
                 One Group(R) U.S. Treasury Securities Money Market Fund One Group(R) U.S. Government Securities Money Market Fund One Group(R) Municipal Money Market Fund
                 One Group(R) Michigan Municipal Money Market Fund
                 One Group(R) Ohio Municipal Money Market Fund


                 The Securities and Exchange Commission has not approved or disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

               --------

Table of

  CONTENTS


      Fund Summaries: Investments, Risk & Performance
                    One Group Prime Money Market Fund   1
                                                       ---
 One Group U.S. Treasury Securities Money Market Fund   4
                                                       ---
One GroupU.S. Government Securities Money Market Fund   7
                                                       ---
                One Group Municipal Money Market Fund   9
                                                       ---
       One Group Michigan Municipal Money Market Fund   12
                                                       ---
           One Group Ohio Municipal Money Market Fund   16
                                                       ---



                  More About the Funds
       Principal Investment Strategies   20
                                        ---
                      Investment Risks   23
                                        ---
        Portfolio Quality and Maturity   25
                                        ---
         Temporary Defensive Positions   26
                                        ---



How to Do Business with One Group Mutual Funds
                        Purchasing Fund Shares   27
                                                ---
                        Exchanging Fund Shares   30
                                                ---
                         Redeeming Fund Shares   31
                                                ---



     Privacy Policy   35
                     ---



           Shareholder Information
                     Voting Rights   37
                                    ---
                 Dividend Policies   37
                                    ---
     Tax Treatment of Shareholders   38
                                    ---
Shareholder Statements and Reports   40
                                    ---



Management of One Group Mutual Funds
                         The Advisor    41
                                       ---
                       Advisory Fees    41
                                       ---



            Financial Highlights    42
                                   ---
Appendix A: Investment Practices    48
                                   ---

                     --------------------------------------------
  ONE GROUP(R)             Prime Money Market Fund
-----------------------------------------------------------------
Fund Summary: Investments, Risk & Performance

What is the goal of the Prime Money Market Fund?
The Fund seeks current income with liquidity and stability of principal.

What are the Prime Money Market Fund's main investment strategies?
The Fund invests exclusively in high-quality, short-term money market instru-ments. These instruments include corporate notes, commercial paper, funding agreements, certificates of deposit and bank obligations. The Fund will concen-trate in the financial services industry, including asset-backed commercial pa-per programs. The Fund will comply with SEC rules applicable to all money mar-ket funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Prime Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What are the main risks of investing in the Prime Money Market Fund?
The main risks of investing in the Prime Money Market Fund and the circum-stances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."

main risks

Credit Risk. Because the Fund only invests in high-quality obligations and lim-its its average maturity to 90 days or less, credit risk is minimized. Nonethe-less, if an issuer fails to pay interest or principal, the value of your in-vestment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

Concentration. The Fund will invest a significant portion of its assets in the securities of companies in the financial services industry. Because of the Fund's greater exposure to that industry, economic, political and regulatory developments affecting the financial services industry will have a dispropor-tionate impact on the Fund. These developments include changes in interest rates, earlier than expected repayments by borrowers, an inability to achieve the same yield on the reinvestment of prepaid obligations and federal and state laws which may restrict the remedies that a lender has when a borrower defaults on a loan.

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its subsidiaries and is not insured or guaranteed by the Fed-eral Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                                       1
----

  Fund Summary             Prime Money Market Fund
---------------------------
How has the Prime Money Market Fund performed?
By showing the variability of the Prime Money Market Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. Please remember that the past performance of the Prime Money Market Fund is not necessarily an indication of how the Fund will perform in the future.

Bar Chart (per calendar year)/1/ -- Class I Shares

--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                     [GRAPH]

                              1991             5.88%
                              1992             3.58%
                              1993             2.97%
                              1994             4.09%
                              1995             5.83%
                              1996             5.20%
                              1997             5.32%
                              1998             5.30%
                              1999             4.95%
                              2000             6.11%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's
   total return was   %.


--------------------------------------------------------------------------------

Best Quarter: 1.68% 1Q 1991   Worst Quarter: .72% 2Q 1993

--------------------------------------------------------------------------------

The Average Annual Total Return Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2000


--------------------------------------------------------------------------------

             inception
         date of class 1 year 5 years 10 years
----------------------------------------------
Class I     8/1/85     6.11%   5.38%   4.92%
----------------------------------------------


To obtain current yield information, call toll-free 1-877-691-1118 or visit www.onegroup.com.

                                       2
----

  Fund Summary             Prime Money Market Fund
---------------------------
Fees and Expenses

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


annual fund operating expenses
---------------------------------------------------
(expenses that are deducted from Fund
assets)                                     class i
---------------------------------------------------
Investment Advisory Fees                      .35%
---------------------------------------------------
Other Expenses                                .20%
---------------------------------------------------
Total Annual Fund Operating Expenses          .55%
---------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/   (.03%)
---------------------------------------------------
Net Expenses                                  .52%
---------------------------------------------------




/1/Banc One Investment Advisors Corporation and the Administrator have contrac-tually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .52% for Class I shares for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples

--------------------------------------------------------------------------------

             1 year/1/            3 years                   5 years                   10 years
             ---------------------------------------------------------------------------------
                $53                $173                      $304                       $686
             ---------------------------------------------------------------------------------

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

/1/ Without contractual fee waivers, 1 year expenses would be $56.


                                       3
----

                     ---------------------------------------
  ONE GROUP(R)             U.S. Treasury Securities
-------------------------
                           Money Market Fund
Fund Summary: Investments, Risk & Performance

What is the goal of the U.S. Treasury Securities Money Market Fund?
The Fund seeks current income with liquidity and stability of principal.

What are the U.S. Treasury Securities Money Market Fund's main investment strategies?

The Fund invests exclusively in U. S. Treasury bills, notes and other obliga-tions issued or guaranteed by the U. S. Treasury, and repurchase agreements collateralized by such obligations. The Fund will comply with SEC rules appli-cable to all money market funds including Rule 2a-7 under the Investment Com-pany Act of 1940. For more information about the U. S. Treasury Securities Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are the main risks of investing in the U.S. Treasury Securities Money Market Fund?
The main risks of investing in the U. S. Treasury Securities Money Market Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."

main risks

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its subsidiaries and is not insured or guaranteed by the Fed-eral Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                                       4
----

  Fund Summary             U.S. Treasury Securities
---------------------------
                           Money Market Fund
How has the U.S. Treasury Securities Money Market Fund performed?
By showing the variability of the U. S. Treasury Securities Money Market Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. Please remember that the past performance of the U.S. Treasury Securities Money Market Fund is not necessarily an indication of how the Fund will perform in the future.

Bar Chart (per calendar year)/1/ -- Class I Shares

--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                     [GRAPH]

                              1991             5.51%
                              1992             3.32%
                              1993             2.81%
                              1994             3.85%
                              1995             5.62%
                              1996             5.08%
                              1997             5.14%
                              1998             5.03%
                              1999             4.58%
                              2000             5.79%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's
  total return was   %.


--------------------------------------------------------------------------------

Best Quarter: 1.52% 4Q2000   Worst Quarter: .69% 2Q1993

--------------------------------------------------------------------------------

The Average Annual Total Return Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2000


--------------------------------------------------------------------------------

             inception
         date of class 1 year 5 years 10 years
----------------------------------------------
Class I     8/1/85      5.79%  5.12%    4.67%
----------------------------------------------


To obtain current yield information, call toll-free 1-877-691-1118 or visit www.onegroup.com.

                                       5
----

  Fund Summary             U.S. Treasury Securities
--------------------------
                           Money Market Fund
Fees and Expenses

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


annual fund operating expenses
---------------------------------------------------
(expenses that are deducted from Fund
assets)                                     class i
---------------------------------------------------
Investment Advisory Fees                      .35%
---------------------------------------------------
Other Expenses                                .19%
---------------------------------------------------
Total Annual Fund Operating Expenses          .54%
---------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/   (.02%)
---------------------------------------------------
Net Expenses                                  .52%
---------------------------------------------------




/1/Banc One Investment Advisors Corporation and the Administrator have contrac-tually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .52% for Class I shares for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples

--------------------------------------------------------------------------------

             1 year/1/            3 years                   5 years                   10 years
             ---------------------------------------------------------------------------------
                $53                $173                      $304                       $686
             ---------------------------------------------------------------------------------

/1/ Without contractual fee waivers, 1 year expenses would be $56.

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                                       6
----

                     --------------------------------------------
  ONE GROUP(R)             U.S. Government Securities
-------------------------
                           Money Market Fund

Fund Summary: Investments, Risk & Performance

What is the goal of the U.S. Government Securities Money Market Fund?
The Fund seeks high current income consistent with liquidity and stability of principal.

What are the U.S. Government Securities Money Market Fund's main investment strategies?
The Fund invests in short-term securities issued or guaranteed by the U.S. gov-ernment, its agencies or instrumentalities and repurchase agreements relating to such securities. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the U.S. Government Securities Fund's investment strate-gies, please read "More About the Funds" and "Principal Investment Strategies."

What are the main risks of investing in the U.S. Government Securities Money Market Fund?
The main risks of investing in the U.S. Government Securities Money Market Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."

main risks

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its subsidiaries and is not insured or guaranteed by the Fed-eral Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                                       7
----

  Fund Summary             U.S. Government Securities
-------------------------
                           Money Market Fund

How has the U.S. Government Securities Money Market Fund performed?

This section normally would include a bar chart and average annual total return table. The U.S. Government Securities Money Market Fund does not have a full calendar year of investment returns. However, to obtain the Fund's current yield information, please call toll-free 1-877-691-1118 or visit www.onegroup.com.

Fees and Expenses

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


annual fund operating expenses
---------------------------------------------------
(expenses that are deducted from Fund
assets)                                     class i
---------------------------------------------------
Investment Advisory Fees                      .35%
---------------------------------------------------
Other Expenses                                .18%
---------------------------------------------------
Total Annual Fund Operating Expenses          .53%
---------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/   (.01%)
---------------------------------------------------
Net Expenses                                  .52%
---------------------------------------------------




/1/Banc One Investment Advisors Corporation and the Administrator have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .52% for Class I shares, for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples

--------------------------------------------------------------------------------

                 1 year/1/                                             3 years
                 -------------------------------------------------------------
                    $53                                                 $173
                 -------------------------------------------------------------

/1/Without contractual fee waivers, 1 year expenses would be $56.

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                                       8
----

                     --------------------------------------------------
  ONE GROUP(R)             Municipal Money Market Fund
-----------------------------------------------------------------------
Fund Summary: Investments, Risk & Performance

What is the goal of the Municipal Money Market Fund?
The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

What are the Municipal Money Market Fund's main investment strategies?

The Fund invests in high-quality, short-term money market instruments. These instruments include short-term municipal securities, which provide tax-exempt income. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Municipal Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are municipal securities?


Municipal securities are issued by states, territories and possessions of the United States, including the District of Columbia, and their respective author-ities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal securities include private activity and industrial development bonds, Tax Anticipation Notes and participations in pools of municipal securities.


Will any portion of my investment be taxed?

Up to 100% of the Fund's assets may be invested in municipal securities, the interest on which may be subject to the federal alternative minimum tax for in-dividuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal in-come tax. In addition, corporate shareholders will be required to take the in-terest on municipal securities into account in determining their alternative minimum taxable income.


What are the main risks of investing in the Municipal Money Market Fund?
The main risks of investing in the Municipal Money Market Fund and the circum-stances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."

main risks

Credit Risk. Because the Fund only invests in high-quality obligations and lim-its its average maturity to 90 days or less, credit risk is minimized. Nonethe-less, if an issuer fails to pay interest or principal, the value of your in-vestment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

                                       9
----

  Fund Summary             Municipal Money Market Fund
---------------------------

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its subsidiaries and is not insured or guaranteed by the Fed-eral Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

How has the Municipal Money Market Fund performed?
By showing the variability of the Municipal Money Market Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. Please remember that the past performance of the Municipal Money Mar-ket Fund is not necessarily an indication of how the Fund will perform in the future.

Bar Chart (per calendar year)/1/ -- Class I Shares

--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

/1/For the period from January 1, 2001, through September 30, 2001, the Fund's total return was %.


--------------------------------------------------------------------------------

Best Quarter: 1.13% 1Q1991   Worst Quarter: .49%  1Q1994

--------------------------------------------------------------------------------

The Average Annual Total Return Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2000


--------------------------------------------------------------------------------

             inception                          performance
         date of class 1 year 5 years 10 years since 6/4/87
-----------------------------------------------------------
Class I     6/4/87     3.79%   3.25%   3.13%      3.74%
-----------------------------------------------------------


To obtain current yield information, call toll-free 1-877-691-1118 or visit www.onegroup.com.

                                       10
----

  Fund Summary             Municipal Money Market Fund
---------------------------
Fees and Expenses

--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


annual fund operating expenses
---------------------------------------------------
(expenses that are deducted from Fund
assets)                                     class i
---------------------------------------------------
Investment Advisory Fees                      .35%
---------------------------------------------------
Other Expenses                                .18%
---------------------------------------------------
Total Annual Fund Operating Expenses          .53%
---------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/   (.06%)
---------------------------------------------------
Net Expenses                                  .47%
---------------------------------------------------




/1/Banc One Investment Advisors Corporation and the Administrator have contrac-tually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .47% for Class I shares for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples

--------------------------------------------------------------------------------

             1 year/1/            3 years                   5 years                   10 years
             ---------------------------------------------------------------------------------
                $48                $166                      $295                       $670
             ---------------------------------------------------------------------------------

/1/Without contractual fee waivers, 1 year expenses would be $55.

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                                       11
----

                     --------------------------------------------------
  ONE GROUP(R)             Michigan Municipal
-------------------------
                           Money Market Fund
Fund Summary: Investments, Risk & Performance

What is the goal of the Michigan Municipal Money Market Fund?
The Fund seeks as high a level of current interest income exempt from federal income tax and Michigan personal income tax as is consistent with capital pres-ervation and stability of principal.

What are the Michigan Municipal Money Market Fund's main investment strategies?

The Fund invests in high-quality, short-term money market instruments. These include short-term municipal securities issued in Michigan, which provide tax-exempt income. The Fund may also invest in municipal securities issued by other states. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Michigan Municipal Money Market Fund's investment strate-gies, please read "More About the Funds" and "Principal Investment Strategies."


What are municipal securities?


Municipal securities are issued by states, territories and possessions of the United States, including the District of Columbia, and their respective author-ities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal securities include private activity and industrial development bonds, Tax Anticipation Notes and participations in pools of municipal securities.


Will any portion of my investment be taxed?

Up to 100% of the Fund's assets may be invested in municipal securities, the interest on which may be subject to the federal alternative minimum tax for in-dividuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal in-come tax. In addition, corporate shareholders will be required to take the in-terest on municipal securities into account in determining their alternative minimum taxable income.


What are the main risks of investing in the Michigan Municipal Money Market
Fund?
The main risks of investing in the Michigan Municipal Money Market Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."

main risks

Large Positions/Geographic Concentration. As a single state money market fund, this Fund is allowed by SEC rules to invest a large portion of its assets in one issuer. Because of these rules and the relatively small number of issuers of Michigan municipal securities, the Fund's performance is affected to a greater extent by the success of one or a few issuers than is the performance of a more

                                       12
----

  Fund Summary             Michigan Municipal
-------------------------
                           Money Market Fund
diversified fund. Moreover, because the Fund will concentrate in Michigan issu-ances, certain factors particular to Michigan, including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives in Michigan, may have a disproportionately negative impact on the Fund's investments.

Credit Risk. Because the Fund only invests in high-quality obligations and lim-its its average maturity to 90 days or less, credit risk is minimized. Nonethe-less, if an issuer fails to pay interest or principal, the value of your in-vestment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its subsidiaries and is not insured or guaranteed by the Fed-eral Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

How has the Michigan Municipal Money Market Fund performed?
By showing the variability of the Michigan Municipal Money Market Fund's per-formance from year to year, the chart and table below help show the risk of in-vesting in the Fund. Please remember that the past performance of the Michigan Municipal Money Market Fund is not necessarily an indication of how the Fund will perform in the future.

                                       13
----

  Fund Summary             Michigan Municipal
-------------------------
                           Money Market Fund

Bar Chart (per calendar year)/1/,/2/ -- Class I Shares

--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                     [GRAPH]

                              1992             2.40%
                              1993             1.83%
                              1994             2.30%
                              1995             3.32%
                              1996             2.99%
                              1997             3.26%
                              1998             3.02%
                              1999             2.87%
                              2000             3.75%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's total return was %.

/2/Performance data includes the performance of the Pegasus Michigan Municipal
  Money Market Fund for the period before it was consolidated with the One Group Michigan Municipal Money Market Fund on March 22, 1999. For periods prior to the commencement of operations of Class I, on March 30, 1996, the performance of Class I shares is based on Class A share performance, unad-justed for differences in expenses.

--------------------------------------------------------------------------------

Best Quarter: .98%  4Q2000   Worst Quarter: .43% 1Q1993

--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual re-turns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2000/1/


--------------------------------------------------------------------------------

                                      performance
             inception                      since
         date of class 1 year 5 years     1/31/91
-------------------------------------------------
Class I     3/30/96    3.75%   3.18%     2.95%
-------------------------------------------------


/1/Performance data includes the performance of the Pegasus Michigan Municipal
  Money Market Fund for the period before it was consolidated with the One Group Michigan Municipal Money Market Fund on March 22, 1999. For periods prior to the commencement of operations of Class I, on March 30, 1996, the performance of Class I shares is based on Class A share performance, unad-justed for differences in expenses.


To obtain current yield information, call toll-free 877-691-1118 or visit www.onegroup.com.

                                       14
----

  Fund Summary             Michigan Municipal
-------------------------
                           Money Market Fund
Fees and Expenses

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

annual fund operating expenses
-----------------------------------------------------
(expenses that are deducted from Fund
assets)                                       class i
-----------------------------------------------------
Investment Advisory Fees                        .35%
-----------------------------------------------------
Other Expenses                                  .18%
-----------------------------------------------------
Total Annual Fund Operating Expenses            .53%
-----------------------------------------------------
Fee Waiver [and/or Expense Reimbursement]/1/   (.04%)
-----------------------------------------------------
Net Expenses                                    .49%
-----------------------------------------------------




/1/ Banc One Investment Advisors Corporation and the Administrator have con-tractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .49% for Class I shares for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples

--------------------------------------------------------------------------------

             1 year/1/            3 years                   5 years                   10 years
             ---------------------------------------------------------------------------------
                $50                $170                      $301                       $684
             ---------------------------------------------------------------------------------

/1/  Without contractual fee waivers, 1 year expenses would be $56.

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                                       15
----

                     -------------------------------------------------
  ONE GROUP(R)             Ohio Municipal Money Market Fund
-----------------------------------------------------------------------
Fund Summary: Investments, Risk & Performance

What is the goal of the Ohio Municipal Money Market Fund?
The Fund seeks as high a level of current interest income exempt from federal income tax and Ohio personal income tax as is consistent with capital preserva-tion and stability of principal.

What are the Ohio Municipal Money Market Fund's main investment strategies?

The Fund invests in high-quality, short-term money market instruments. These include short-term municipal securities issued in Ohio, which provide tax-ex-empt income. The Fund may also invest in municipal securities issued by other states. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Ohio Municipal Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are municipal securities?


Municipal securities are issued by states, territories and possessions of the United States, including the District of Columbia, and their respective author-ities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal securities include private activity and industrial development bonds, Tax Anticipation Notes and participations in pools of municipal securities.


Will any portion of my investment be taxed?

Up to 100% of the Fund's assets may be invested in municipal securities, the interest on which may be subject to the federal alternative minimum tax for in-dividuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal in-come tax. In addition, corporate shareholders will be required to take the in-terest on municipal securities into account in determining their alternative minimum taxable income.


What are the main risks of investing in the Ohio Municipal Money Market Fund? The main risks of investing in the Ohio Municipal Money Market Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."

main risks

Large Positions/Geographically Concentrated. As a single state money market fund, this Fund is allowed by SEC rules to invest a large portion of its assets in one issuer. Because of these rules and the relatively small number of is-suers of Ohio municipal securities, the Fund's performance is affected to a greater extent by the success of one or a few issuers than is the performance of a more diversified fund. Moreover, because the Fund will concentrate in Ohio issuances, certain factors

                                       16
----

                     --------------------------------------------------
  Fund Summary             Ohio Municipal Money Market Fund
-------------------------
particular to Ohio, including economic conditions, constitutional amendments, legislative and executive measures and voter initiatives in Ohio, may have a disproportionately negative impact on the Fund's investments.

Credit Risk. Because the Fund only invests in high-quality obligations and lim-its its average maturity to 90 days or less, credit risk is minimized. Nonethe-less, if an issuer fails to pay interest or principal, the value of your in-vestment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its subsidiaries and is not insured or guaranteed by the Fed-eral Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                                       17
----

  Fund Summary             Ohio Municipal
-------------------------
                           Money Market Fund
How has the Ohio Municipal Money Market Fund performed?
By showing the variability of the Ohio Municipal Money Market Fund's perfor-mance from year to year, the chart and table below help show the risk of in-vesting in the Fund. Please remember that the past performance of the Ohio Mu-nicipal Money Market Fund is not necessarily an indication of how the Fund will perform in the future.

Bar Chart (per calendar year)/1/,/2/ -- Class I Shares

--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                     [GRAPH]

                              1994             2.53%
                              1995             3.56%
                              1996             3.13%
                              1997             3.34%
                              1998             3.14%
                              1999             2.88%
                              2000             3.73%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's total return was %.

/2/Prior to commencement of operations of Class I on June 9, 1993, the perfor-mance of Class I shares is based on Class A performance, unadjusted for dif-ferences in expenses.

--------------------------------------------------------------------------------

Best Quarter: .97% 2Q2000   Worst Quarter: .50% 1Q1994

--------------------------------------------------------------------------------

The Average Annual Total Return Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2000/1/


--------------------------------------------------------------------------------

             inception                  performance
         date of class 1 year 5 years since 1/26/93
---------------------------------------------------
Class I     6/9/93     3.73%   3.24%      3.06%
---------------------------------------------------

/1/Prior to commencement of operations of Class I on June 9, 1993, the perfor-mance of Class I shares is based on Class A performance, unadjusted for dif-ferences in expenses.


To obtain current yield information, call toll-free 877-691-1118 or visit www.onegroup.com.

                                       18
----

  Fund Summary             Ohio Municipal
--------------------------
                           Money Market Fund

Fees and Expenses

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

annual fund operating expenses
-----------------------------------------------------
(expenses that are deducted from Fund
assets)                                       class i
-----------------------------------------------------
Investment Advisory Fees                        .30%
-----------------------------------------------------
Other Expenses                                  .19%
-----------------------------------------------------
Total Annual Fund Operating Expenses            .49%
-----------------------------------------------------
Fee Waiver [and/or Expense Reimbursement]/1/   (.03%)
-----------------------------------------------------
Net Expenses                                    .46%
-----------------------------------------------------




/1/Banc One Investment Advisors Corporation and the Administrator have contrac-tually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .46% for Class I shares for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples

--------------------------------------------------------------------------------

             1 year/1/            3 years                   5 years                   10 years
             ---------------------------------------------------------------------------------
                $47                $163                      $289                       $658
             ---------------------------------------------------------------------------------

/1/Without contractual fee waivers, 1 year expenses would be $54.

The examples are in-tended to help you compare the cost of investing in the Fund with the cost of in-vesting in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                                       19
-----

                       -----------------------------------------
  ONE GROUP(R)               More About the Funds
----------------------------------------------------------------
Each of the six funds described in this prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation ("Banc One Investment Advisors"). For more information about One Group and Banc One Investment Advisors, please read "Management of One Group Mutual Funds" and the Statement of Additional Information.

Principal Investment Strategies

The six mutual funds described in this prospectus are designed to produce high current income consistent with liquidity or capital preservation and stability of principal. The principal investment strategies that are used to meet each Fund's investment objective are described in "Fund Summaries: Investments, Risk & Performance" in the front of this prospectus. They are also described below.

                    FUNDAMENTAL POLICIES


    Each Fund's investment strategy may involve "fundamental
       policies." A policy is fundamental if it cannot be
        changed without the consent of a majority of the outstanding shares of the Fund.



There can be no assurance that the Funds will achieve their investment objec-tives. Please note that each Fund may also use strategies that are not de-scribed below, but which are described in the Statement of Additional Informa-tion.

one group prime money market fund.

 .  The Fund invests only in U.S. denominated securities.

 . The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

 .  Each security held by the Fund will mature in 397 days or less.

 . The Fund will acquire only those securities that present minimal credit risks.

 .  The Fund invests exclusively in money market instruments. These include:

 1. corporate notes;

 2. commercial paper;

 3. funding agreements;

 4. certificates of deposit; and

 5. bank obligations.

 . Under normal conditions, the Fund will invest at least 25% of its total as-sets in securities issued by companies in the financial services industry, although the


                                      20
-----

------------
                       WHAT IS AVERAGE WEIGHTED MATURITY?

 Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual securities in a fund calculated so as to count most heavily those securities with the highest dollar value.
 Average weighted maturity is important to in-vestors as an indication of a fund's sensitiv-ity to changes in interest rates. The longer the average weighted maturity, the more fluctu-ation in share price you can expect.

  Fund may invest less than 25% of its total assets in that industry if war-ranted due to adverse economic conditions and if investing less than that amount would be in the best interests of shareholders. The financial services industry includes banks, broker-dealers, finance companies and other issuers of asset-backed securities.

 .  The Fund may lend its securities.



one group u.s. treasury securities money market fund.

 .  As a matter of fundamental policy, the Fund invests exclusively in U.S.
   Treasury bills, notes and other obligations issued or guaranteed by the U.S. Treasury, and repurchase agreements collateralized by such obligations.


 . The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

 .  Each security held by the Fund will mature in 397 days or less.

 . The Fund will acquire only those securities that present minimal credit risks.

one group u. s. government securities money market fund.


 . The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

 .  Each security held by the Fund will mature in 397 days or less.

 . The Fund will acquire only those securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities, some of which may be subject to repurchase agreements. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.


one group municipal money market fund.


 . The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

 .  Each security held by the Fund will mature in 397 days or less.

 . The Fund will acquire only those securities that present minimal credit risks.

 . As a matter of fundamental policy, the Fund will invest at least 80% of its assets in municipal securities, the income from which is exempt from federal personal income tax.


                                       21
----

------------


 . The Fund will purchase municipal securities only if the issuer receives as-surances from its legal counsel that the interest payable on the securities is exempt from federal personal income tax.

 . The Fund may invest as much as 100% of its assets in municipal securities that produce income that is subject to the federal alternative minimum tax. If you are subject to the federal alternative minimum tax, please read the section of this prospectus entitled "Tax Treatment of Shareholders" before you invest.

 . The Fund also may invest up to 20% of its total assets in other types of se-curities, such as taxable money market instruments, including repurchase agreements. For a list of all the securities in which the Fund may invest, please read "Investment Practices" in Appendix A.

one group michigan municipal money market fund.


 . The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

 .  Each security held by the Fund will mature in 397 days or less.

 . The Fund will acquire only those securities that present minimal credit risks.

 . As a matter of fundamental policy, the Fund will invest at least 80% of its assets in municipal securities, the income from which is exempt from both federal and Michigan personal income tax.



 . The Fund will purchase municipal securities only if the issuer receives as-surances from its legal counsel that the interest payable on the securities is exempt from federal personal income tax and Michigan personal income tax.

 . The Fund also may invest up to 20% of its total assets in non-Michigan mu-nicipal securities, i.e., municipal securities issued by states, territories and possessions of the United States, including the District of Columbia, other than Michigan as well as their political subdivision, agencies, in-strumentalities and authorities that produce interest exempt from federal income tax.

 . The Fund has the ability, for temporary defensive purposes to invest as much as 100% of its assets in non-Michigan municipal securities that produce in-come that is subject to the federal alternative minimum tax, please read the section of this prospectus entitled, "Tax Treatment of Shareholders" before you invest.

 . The Fund also may invest up to 20% of its total assets in other types of securities, such as taxable money market instruments, including repurchase agreements.

one group ohio municipal money market fund.


 . The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

 .  Each security held by the Fund will mature in 397 days or less.

 . The Fund will acquire only those securities that present minimal credit risks.

                                       22
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

------------

 . As a matter of fundamental policy, the Fund will invest at least 80% of its assets in municipal securities, the income from which is exempt from both federal and Ohio personal income tax.



 . The Fund will purchase municipal securities only if the issuer receives as-surances from its legal counsel that the interest payable on the securities is exempt from federal personal income tax and Ohio personal income tax.

 . The Fund also may invest up to 20% of its total assets in non-Ohio municipal securities, i.e., municipal securities issued by states, territories and possessions of the United States, including the District of Columbia, other than Ohio, as well as their political subdivisions, agencies, instrumentali-ties and authorities that produce interest exempt from federal income tax.

 . The Fund has the ability, for temporary defensive purposes, to invest as much as 100% of its assets in non-Ohio municipal securities that produce in-come that is subject to the federal alternative minimum tax. (If you are subject to the federal alternative minimum tax, please read the section of this prospectus entitled "Tax Treatment of Shareholders" before you invest.)

 . The Fund also may invest up to 20% of its total assets in other types of securities, such as taxable money market instruments, including repurchase agreements.

Investment Risks

The main risks associated with investing in the Money Market Funds are de-scribed in "Fund Summaries: Investments, Risk & Performance" in the front of this prospectus. Additional risks are described below.

net asset value. There is no assurance that the Funds will meet their investment objectives or be able to maintain a net asset value of $1.00 per share on a continuous basis.

diversification. The Ohio Municipal Money Market Fund and the Michigan Municipal Money Market Fund may be less diversified than money market funds that are not single state funds. This is because a single state fund may invest a significantly greater portion of its assets in the securities of a single issuer than can a "diversified" fund. In addition, each Fund's investments are concentrated geographically. These concentrations increase the risk of loss to each Fund if the issuer of a security fails to make interest or principal payments or if the market value of a security declines. Investment in each Fund may entail more risks than an investment in another type of money market fund.

the ohio economy. The Ohio Municipal Money Market Fund's investments are concentrated in Ohio. While Ohio's economy has become increasingly diversified, it continues to rely to a significant degree on durable goods manufacturing, such as automobiles, tires, steel and household appliances. These industries tend to be cyclical. Agriculture also is an important part of the Ohio economy, and the state has several programs that provide financial assistance to farmers. Although

                                       23
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

------------
                             WHAT IS A DERIVATIVE?
 Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.
obligations issued by the state and its political subdivisions are payable from specific sources or taxes, future economic difficulties and the impact on state and local government finances may negatively affect the market value of the Ohio municipal securities held by the Ohio Municipal Money Market Fund.

the michigan economy. The Michigan Municipal Money Market Fund's investments are concentrated in Michigan. The Michigan economy is heavily dependent on the automobile industry, a highly cyclical industry. This affects the revenue streams of the state and local governments because of its impact on tax sources, particularly sales taxes, income taxes and Michigan single business taxes. State and local revenues also are affected by statutory and constitutional changes adopted in 1993 and 1994, which limit annual assessment increases and transfer, in part, the financing of education costs from property taxes to sales taxes.

fixed income securities. Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of the securities in the Fund, and the value of your investment in the Fund, will increase and decrease as the value of the Fund's investments increases and decreases. While securities with longer duration and maturities tend to produce higher yields, they also are subject to greater fluctuations in value when interest rates change. Usually changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.


prepayment and call risk. Mortgage-backed securities and asset-backed securities are subject to prepayment and call risks. The issuers of these securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed and asset-backed securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. The Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.




derivatives. Funds other than the U.S. Treasury Securities Money Market Fund may invest in securities that may be considered to be derivatives. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity and management risks.



For more information about risks associated with the types of investments that the Money Market Funds purchase, please read the "Fund Summaries: Investments, Risk, & Performance," Appendix A and the Statement of Additional Information.

                                       24
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

------------



illiquid investments. Each Fund may invest up to 10% of its assets in illiquid investments. A security is illiquid if it cannot be sold at approximately the value assessed by the Fund within seven (7) days. Banc One Investment Advisors will follow guidelines adopted by the Board of Trustees of One Group Mutual Funds in determining whether an investment is illiquid.


Portfolio Quality and Maturity


The quality and maturity of money market funds are subject to SEC rules. Qual-ity is generally restricted to the two highest short-term ratings or their equivalent. Maturity is limited both as to total portfolio average and as to each individual security. With respect to portfolio average, the rules limit the Fund's average weighted maturity to 90 days. With respect to each individ-ual security, the remaining maturity is restricted to 397 days at acquisition. Moreover, the SEC rules limit exposure to a single issuer to 5% of a diversi-fied money market fund's assets (although there is no limit on government secu-rities).


Subsequent to its purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Fund's Board of Trustee will consider such an event in determining whether the Fund should continue to hold the security.


Temporary Defensive Positions

To respond to unusual market conditions, the Ohio Municipal Money Market Fund, the Michigan Municipal Money Market Fund and the Municipal Money Market Fund may take temporary defensive positions by:

 . investing all or most of their assets in cash equivalents (i.e., securi-ties that are not municipal securities), and

 .  holding uninvested cash pending investment.

These investments may result in a lower yield than lower-quality or longer-term investments and may prevent the Funds from meeting their investment objectives.
           WHAT IS A CASH EQUIVALENT?

 Cash equivalents are highly liquid, high-qual-ity instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. govern-ment, its agencies and instrumentalities, re-purchase agreements (other than equity repur-chase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit ac-counts.


                                       25
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

                     --------------------------------------------------
  ONE GROUP(R)             How to Do Business with
--------------------------
                           One Group Mutual Funds
Puchasing Fund Shares

Where can I buy shares?
You may purchase Fund shares:

 . Directly from One Group through The One Group Services Company (the "Dis-tributor"), and

 . From Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors, or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent.

Who may purchase Class I shares?
Class I shares may be purchased by:

 . Institutional investors, such as corporations, pension and profit sharing plans, and foundations; and any organization authorized to act in a fidu-ciary, advisory, custodial or agency capacity, including affiliates of Bank One Corporation. Accounts may be opened with the Funds' transfer agent, State Street Bank and Trust Company, either directly or through a Shareholder Servicing Agent.

 .  If you have questions about eligibility, please call 1-877-691-1118.

When can I buy shares?
 . Purchases may be made on any business day. This includes any day that the Funds are open for business. The Funds will be closed on weekends and days on which the New York Stock Exchange ("NYSE") or the Federal Reserve are closed, including the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving and Christmas Day.

 . Purchase requests will be effective on the day received and you will be eli-gible to receive dividends declared the same day, if such purchase orders are received.:

 (i) before 12:00 noon, Eastern Time ("ET"), for the Municipal Money Market Fund, the Ohio Municipal Money Market Fund and the Michigan Municipal Money Market Fund; and

 (ii) before 4:00 p.m., ET, for the Prime Money Market Fund, the U.S. Trea-sury Securities Money Market Fund and the U.S. Government Securities Money Market Fund.

                                       26
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

------------

 . In addition, the Funds' Custodian, State Street Bank and Trust Company, must receive "federal funds" before the times listed above. If State Street Bank and Trust Company does not receive federal funds by the cut-off time, the purchase order will not be effective until the next business day on which federal funds are timely received by State Street Bank and Trust Company.

 . On occasion, the NYSE will close before 4 p.m. ET. When the NYSE closes be-fore the times listed above, purchase requests received after the NYSE closes will be effective the following business day.

 . If a Shareholder Servicing Agent holds your shares, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

 . The Distributor can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order.

 . Shares are electronically recorded. Therefore, certificates will not be is-sued.

How much do shares cost?
 .  Shares are sold at net asset value ("NAV").

 . NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class expenses) by the number of outstanding shares in that class. The Funds use their best ef-forts to maintain their NAV at $1.00, although there is no guarantee that they will be able to do so.

 . NAV is calculated each business day as of:

 (i) 12:00 noon ET, for the Municipal Money Market Fund, Ohio Municipal Money Market Fund and the Michigan Municipal Money Market Fund; and

 (ii) 4:00 p.m., ET, for the Prime Money Market Fund, the U.S. Treasury Secu-rities Money Market Fund and the U.S. Government Securities Money Mar-ket Fund.

On occasion, the NYSE will close before 4 p.m. ET. When the NYSE closes before the times listed above, NAV will be calculated as of the time the NYSE closes.

How do I open an account?
 1. Read the prospectus carefully, and select the Fund or Funds most appropri-ate for you.

 2. Decide how much you want to invest.

 . The minimum initial investment for Class I shares is $200,000 per Fund.

 . You are required to maintain a minimum account balance equal to the mini-mum initial investment in each Fund.

 . Subsequent investments must be at least $5,000 per Fund.


                                       27
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

------------
 . These minimums may be waived.

 3. Complete the Account Application Form. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.


 4. Send the completed application and a personal check (unless you choose to pay by wire or bank transfer) to:

    one group mutual funds
    p.o. box 8528
    boston, ma 02266-8528

 . And authorize a wire to:

    state street bank and trust company
    attn: custody and shareholder services
    aba 011 000 028
    dda 99034167
    fbo one group fund
     (ex: one group prime money market fund--i) your account number
     (ex: 123456789)
    your account registration
     (ex: abc corporation)

 If you choose to pay by wire, please call 1-877-691-1118

 5. All checks must be in U.S. dollars. One Group does not accept "third party checks." Checks made payable to any individual or company and endorsed to One Group are considered third party checks.

 All checks must be payable to one of the following:

 . One Group Mutual Funds, or

 . the specific Fund in which you are investing.

 Checks made payable to any party other than those listed above will be re-turned to the address provided on the account application.

 6. Each time you purchase One Group shares by checks or ACH, there is a seven-day holding period before you can redeem those shares. This gives One Group time to receive and collect money to cover your investment.


 7. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, ex-changes and redemptions.

 8. If you have any questions, contact your Shareholder Servicing Agent or call 1-877-691-1118.


                                       28
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

------------
Can I purchase shares over the telephone?
Yes. Simply select this option on your Account Application Form and then:

 . Contact your Shareholder Servicing Agent or call 1-877-691-1118 to relay your purchase instructions.

 . Authorize a bank transfer or initiate a wire transfer to the following wire address:

    state street bank and trust company
    attn: custody & shareholder services
    aba 011 000 028
    dda 99034167 fbo one group fund
     (ex: one group prime money market fund--i) your account number (ex: 123456789) your account registration
     (ex: abc corporation)

 . One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

 . You may revoke your right to make purchases over the telephone by sending a letter to:

    state street bank and trust company
    c/o one group mutual funds
    p.o. box 8528
    boston, ma 02266-8528

Exchanging Fund Shares

What are my exchange privileges?
You may exchange:

 . Class I shares of a Fund for Class A shares of that Fund or for Class A or Class I shares of another One Group Fund.



One Group does not charge a fee for this privilege. In addition, One Group may change the terms and conditions of your exchange privileges upon 60 days writ-ten notice.
When are exchanges processed?
Exchanges are processed the same business day they are received, provided:

 .  State Street Bank and Trust Company receives the request by:

  (i) 12:00 noon ET, for the Municipal Money Market Fund, the Ohio Munici-pal Money Market Fund and the Michigan Municipal Money Market Fund.

                                       29
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

------------

  (ii) 4:00 p.m., ET for the Prime Money Market Fund, the U.S. Treasury Se-curities Money Market Fund and the U.S. Government Securities Money Market Fund.

 . You have provided One Group with all of the information necessary to process the exchange.

 . You have received a current prospectus of the Fund or Funds in which you wish to invest.

 .  You have contacted your Shareholder Servicing Agent, if necessary.








Are there limits on exchanges?
Yes. The exchange privilege is not intended as a way for you to speculate on short term movements in the market. Therefore:

 . To prevent disruptions in the management of the Funds, One Group limits excessive exchange activity.

 . Exchange activity is excessive if it exceeds two substantive exchange re-demptions within 30 days of each other.

 . Excessive exchange activity will result in revocation of your exchange privilege.

 . In addition, One Group reserves the right to reject any exchange request (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise ad-versely affect other shareholders.

 . Your shares may be automatically redeemed and your account closed if, due to exchanges, you no longer meet the Fund's minimum balance requirement. For information on the minimum required balance, please read, "How do I open an account?".

Redeeming Fund Shares

When can I redeem shares?
You may redeem all or some of your shares on any day that the Funds are open for business.

                                       30
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

------------

 .  Redemption requests will be effective that day if received before:

 (i) 12:00 noon ET, for the Municipal Money Market Fund, the Ohio Municipal Money Market Fund and the Michigan Municipal Money Market Fund.

 (ii) 4:00 p.m. ET, for the Prime Money Market Fund, the U.S. Treasury Secu-rities Money Market Fund, and the U.S. Government Securities Money Market Fund.

 . On occasion, the NYSE will close before 4:00 p.m. ET. When the NYSE closes before the times listed above, redemption requests received after the NYSE closes will be effective the following business day.

 . All required documentation in the proper form must accompany a redemption request. One Group may refuse to honor incomplete redemption requests.

How do I redeem shares?
 .  You may use any of the following methods to redeem your shares:

 1. You may send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

    one group mutual funds
    p.o. box 8528
    boston, ma 02266-8528



 2. You may redeem over the telephone. Please see "Can I redeem by tele-phone?" for more information.


 . You may request redemption forms by calling 1-877-691-1118 or visiting www.onegroup.com.

 . One Group may require that the signature on your redemption request be guar-anteed by a participant in the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

 1.  the redemption is for $50,000 worth of shares or less; and


 2.  the redemption is payable to the shareholder of record; and


 3. the redemption check is mailed to the shareholder at the record address or the redemption is payable by wire or bank transfer (ACH) to a pre-ex-isting bank account.

 . On the Account Application Form you may elect to have the redemption pro-ceeds mailed or wired to:

 1.  a designated commercial bank, or

 2.  your Shareholder Servicing Agent.

                                       31
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

------------

 .  State Street Bank and Trust Company may charge you a wire redemption fee.
   The current fee is $7.00.


 . Your redemption proceeds will be paid within seven days after receipt of the redemption request. However, the Funds will attempt to honor requests for) same day payment if the request is received before the times listed in "When Can I Redeem Shares?" If redemption requests are received after these times, the Funds will attempt to wire payment the next business day.


 . The Funds also will attempt to honor requests for payment in two business days, if the redemption request is received after the time listed above.

What will my shares be worth?
 . You will receive the NAV calculated after your redemption request is re-ceived. Please read "How much do shares cost?"

Can I redeem by telephone?
Yes, if you selected this option on your Account Application Form.

 . Contact your Shareholder Servicing Agent or call 1-877-691-1118 to relay your redemption request.




 . One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

additional information regarding redemptions

 . Generally, all redemptions will be for cash. However, if you redeem shares worth $500,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities se-lected in the same manner in which it computes its NAV. This process mini-mizes the effect of large redemptions on the Fund and its remaining share-holders.


 . Your shares may be automatically redeemed if, due to redemptions, you no longer meet the Fund's minimum balance requirement. For information on the minimum required balance, please read, "How do I open an account?".

                                       32
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

------------

 .  One Group may suspend your ability to redeem when:

 1.  Trading on the New York Stock Exchange ("NYSE") is restricted.

 2.  The NYSE is closed (other than weekend and holiday closings).

 3.  The SEC has permitted a suspension.

 4.  An emergency exists.

The Statement of Additional Information offers more details about this process.


                                       33
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

                     --------------------------
  ONE GROUP(R)             Privacy Policy
------------------------------------------------
One Group Mutual Funds understands that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.
Key Definitions
This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:
 . Consumer -- an individual who applies for or obtains a financial product or service from One Group Mutual Funds for personal, family or household purposes, including individuals who don't have a continuing relationship with One Group Mutual Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representa-tives, but do not invest in One Group Mutual Funds.
 . Customer -- a consumer who has a continuing relationship with One Group
   Mutual Funds through record ownership of fund shares.
 . Nonpublic personal information -- any personally identifiable financial information about a consumer that is obtained by One Group Mutual Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory list-ing is an example of public information.
Collection of Nonpublic Personal Information
We collect information to service your account, to protect you from fraud and to make available products and services that may be of interest to you. We col-lect nonpublic personal information about you from the following sources:
 . Information we receive from you on applications or other forms, on our website or through other means;
 . Information we receive from you through transactions, correspondence and other communications with us; and
 . Information we otherwise obtain from you in connection with providing you a financial product or service.
Information Sharing with Non-Affiliated Third Parties
We do not share any nonpublic personal information about our customers or for-mer customers with anyone, except as required or permitted by law. This means we may disclose all of the information we collect, as described above, to com-panies who help us maintain and service your account. For instance, we will share information with the transfer agent for One Group Mutual Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoe-nas or as described in the following section.

                                       34
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

------------
Information Sharing with Joint Marketers
We also may share the information described above in Collection of Nonpublic Personal Information with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint mar-keting agreements. However, we only provide information about you to that bro-ker-dealer or financial intermediary from whom you purchased your One Group shares. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.
Children's Online Privacy Act Disclosure
From our website, One Group Mutual Funds does not knowingly collect or use per-sonal information from children under the age of 13 without obtaining verifi-able consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.
Security
For your protection, One Group Mutual Funds maintains security standards and procedures that we continually update to safeguard against unauthorized disclo-sure of information or access to information about you.
We restrict access to nonpublic personal information about you to those indi-viduals who need to know that information to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.
One Group Mutual Funds' Privacy Commitment
One Group Mutual Funds is committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.onegroup.com.

                                       35
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

                     -----------------------------------------
  ONE GROUP(R)             Shareholder Information
---------------------------------------------------------------
Voting Rights

The Funds do not hold annual shareholder meetings, but may hold special meet-ings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective, or approve an investment ad-visory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters re-lating solely to that Fund or class, or which affect that Fund or class differ-ently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.

Dividend Policies

dividends. The Funds generally declare dividends on each business day. Dividends are distributed on the first business day of each month. Capital gains, if any, for all Funds are distributed at least annually.

The Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment.

dividend reinvestment. You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payments in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

If you want to change the way in which you receive dividends and distributions, you must write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effec-tive upon receipt by State Street. You also may change the way you receive div-idends and distributions by calling 1-877-691-1118.

                                       36
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

------------
Tax Treatment of Shareholders

Taxation of Shareholder Transactions

A sale, exchange or redemption of Fund shares may produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your trans-actions. For more information about your specific tax situation, please consult your tax adviser.


Taxation of Distributions -- Prime Money Market Fund and U.S. Treasury Securi-ties Money Market Fund. Each Fund will distribute substantially all of its net investment income. Dividends you receive from a Fund, whether reinvested or re-ceived in cash, will be taxable to you. Dividends from a Fund's net investment income (generally, all of the Fund's net investment income) will be taxable as ordinary income. Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.

Taxation of Dividends -- Municipal Money Market Fund, Michigan Municipal Money Market Fund and Ohio Municipal Money Market Fund. Each Fund will distribute substantially all of its net investment income. These Funds may pay "exempt-in-terest dividends" if at least 50% of the value of Fund assets at the end of each quarter of the Fund's taxable year consists of obligations the interest on which is excludable from gross income. Exempt-interest dividends are generally excludable from an investor's gross income for regular federal income tax pur-poses. However, the receipt of exempt-interest dividends may cause recipients of Social Security or Railroad Retirement benefits to be taxed on a portion of such benefits. In addition, the receipt of exempt-interest dividends may result in liability for federal alternative minimum tax and for state (including state alternative minimum tax) and local taxes, both for individuals and corporate shareholders. Corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum tax-able income.


Michigan Taxation of Dividends -- Michigan Municipal Money Market Fund. Divi-dends paid by the Michigan Municipal Money Market Fund that are derived from interest attributable to tax-exempt Michigan Municipal Obligations will be ex-empt from Michigan income tax and Michigan single business tax. Conversely, to the extent that the Fund's dividends are derived from interest on obligations other than Michigan Municipal Obligations or certain U.S. government obliga-tions (or are derived from short-term or long-term gains), such dividends may be subject to Michigan income tax and Michigan single business tax, even though the dividends may be exempt for federal income tax purposes.


Ohio Taxation of Dividends -- Ohio Municipal Money Market Fund. Dividends re-ceived from the Ohio Municipal Money Market Fund that result from interest on Ohio municipal securities are exempt from the Ohio personal income tax. Some Ohio statutes provide that interest on and gain from the sale of Ohio municipal securities is exempt from all taxation in Ohio. Dividends that are attributable to interest on or gain from the sale of certain obligations issued under such statutes should be exempt from Ohio personal income tax. Ohio municipalities may not impose income taxes on dividends on any intangible property (including such property of the Fund) unless the intangible income was not exempt from mu-nicipal income taxation before April 2, 1986, and the tax was approved in an election

                                       37
----

------------
held on November 8, 1988. Corporate shareholders will be required to include the interest on Ohio municipal securities in their alternative minimum taxable income. In addition, corporate shareholders must include the Fund shares in the corporation's tax base for purposes of the Ohio franchise tax net worth compu-tation, but not for the net income tax computation. Information in this para-graph is based on current statutes and regulations as well as current policies of the Ohio Department of Taxation, all of which may change.


Except as noted above with respect to Michigan income taxation, distributions of net income may be taxable to investors as dividend income under other state or local laws even though a substantial portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

Taxation of Retirement Plans. Distributions by the Funds to qualified retire-ment plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has re-ceived shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual as described in "Tax Treatment of Share-holders." If you are considering purchasing shares of any money market funds, particularly the Municipal, Michigan Municipal or Ohio Municipal Money Market Funds, with qualified retirement plan assets, you should consult your tax advi-sor for a more complete explanation of the federal, state, local and (if appli-cable) foreign tax consequences of making such an investment.

Tax Information. The Form 1099 that is mailed to eligible taxpayers in January details dividends and their federal tax category. Even though the Funds provide this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information see the Statement of Ad-ditional Information. Please note that this tax discussion is general in na-ture. No attempt has been made to present a complete explanation of the feder-al, state, local or foreign tax treatment of the Funds or their shareholders.

                                       38
----

------------

Shareholder Statements and Reports

One Group or your Shareholder Servicing Agent will send you transaction confir-mation statements and quarterly account statements. Please review these state-ments carefully. One Group will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Shareholder Servicing Agent may have a different cut-off time.

To reduce expenses and conserve natural resources, One Group will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or One Group reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-877-691-1118 and One Group will begin individual delivery within 30 days. If you would like to receive these docu-ments by e-mail, please visit www.onegroup.com and sign up for electronic de-livery.

If you are the record owner of your One Group shares (that is, you did not use a Shareholder Servicing Agent to buy your shares), you may access your account statements at www.onegroup.com.

In March and September you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other re-ports.

If you have any questions or need additional information, please write One Group Mutual Funds at 1111 Polaris Parkway, Columbus, OH 43271-1235, call 1-877-691-1118 or visit www.onegroup.com.

                                       39
----

                     --------------------------------------------------
  ONE GROUP(R)             Management of
--------------------------
                           One Group Mutual Funds
The Advisor

Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment pro-gram. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual corporate, charitable and retirement accounts. As of June 30, 2001, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $132 billion in assets.


Advisory Fees

Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each year. For the most recent fiscal year, the Funds paid advisory fees at the following rate:

--------------------------------------------------------------------------------

                                                          annual rate
                                                        as percentage of
fund                                                average daily net assets
One Group(R) Prime Money Market Fund                          .32%
----------------------------------------------------------------------------
One Group(R) U.S. Treasury Securities Money Market
 Fund                                                         .32%
----------------------------------------------------------------------------
One Group(R) U.S. Government Securities Money
 Market Fund                                                  .35%
----------------------------------------------------------------------------
One Group(R) Municipal Money Market Fund                      .27%
----------------------------------------------------------------------------
One Group(R) Michigan Municipal Money Market Fund             .27%
----------------------------------------------------------------------------
One Group(R) Ohio Municipal Money Market Fund                 .26%
----------------------------------------------------------------------------


                                       40
----

                     --------------------------------------------------

  ONE GROUP(R)

--------------------------------------------------------------------------------
Financial Highlights

The Financial Highlights tables are intended to help you understand the Funds' performance for the last five years or the period of the Funds' operations, whichever is shorter. Certain information reflects financial results for a sin-gle Fund share. The total returns in the table represent the rate that an in-vestor would have earned or lost on an investment in the Funds (assuming rein-vestment of all dividends and distributions). This information for the Funds has been audited by PricewaterhouseCoopers LLP and other independent accoun-tants. PricewaterhouseCoopers' report, along with the Fund's financial state-ments, is incorporated by reference in the Statement of Additional Information, which is available upon request.



                                       year ended june 30,
PRIME MONEY MARKET FUND  ---------------------------------------------------
CLASS I SHARES           2001    2000        1999        1998        1997
-----------------------------------------------------------------------------
net asset value,
 beginning of period              $1.000      $1.000      $1.000      $1.000
-----------------------------------------------------------------------------
Investment Activities:
 Net investment income             0.054       0.049       0.053       0.051
-----------------------------------------------------------------------------
Distributions:
 Net investment income            (0.054)     (0.049)     (0.053)     (0.051)
-----------------------------------------------------------------------------
net asset value, end of
 period                           $1.000      $1.000      $1.000      $1.000
-----------------------------------------------------------------------------
Total Return                        5.51%       4.98%       5.39%       5.20%
ratios/supplementary
 data:
 Net assets at end of
  period (000)                $6,224,509  $5,398,206  $2,616,698  $2,563,768
 Ratio of expenses to
  average net assets                0.52%       0.50%       0.51%       0.48%
 Ratio of net investment
  income to average net
  assets                            5.39%       4.79%       5.26%       5.06%
 Ratio of expenses to
  average net assets*               0.55%       0.54%       0.58%       0.56%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                                       41
----

                     -------------------------------------------------

  ONE GROUP(R)
--------------------------








U.S. TREASURY SECURITIES                year ended june 30,
MONEY MARKET FUND         ---------------------------------------------------
CLASS I SHARES            2001    2000        1999        1998        1997
---------------------------------------------------------------------------------
net asset value,
 beginning of period               $1.000      $1.000      $1.000      $1.000
---------------------------------------------------------------------------------
Investment Activities:
 Net investment income              0.050       0.045       0.051       0.050
Distributions:
 Net investment income             (0.050)     (0.045)     (0.051)     (0.050)(a)
---------------------------------------------------------------------------------
net asset value, end of
 period                           $ 1.000     $ 1.000     $ 1.000     $ 1.000
---------------------------------------------------------------------------------
Total Return                         5.12%       4.63%       5.19%       5.07%

ratios/supplementary
 data:
 Net assets at end of
  period (000)                 $4,785,390  $5,599,894  $3,025,608  $2,243,376
 Ratio of expenses to
  average net assets                 0.51%       0.51%       0.52%       0.46%
 Ratio of net investment
  income to average net
  assets                             4.98%       4.52%       5.07%       4.95%
 Ratio of expenses to
  average net assets*                0.54%       0.54%       0.60%       0.57%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (A) Includes $.000002 short term capital gain.

                                       42
----

                     ------------------------------------------------
  ONE GROUP(R)             U. S. Government Securities
--------------------------
                           Money Market Fund
Financial Highlights


                                       43
----

                     -------------------------------------------------

  ONE GROUP(R)

-----------------------------------------------------------------------

                                           year ended june 30,
MUNICIPAL MONEY MARKET FUND     ---------------------------------------------
CLASS I SHARES                  2001   2000       1999       1998      1997
------------------------------------------------------------------------------
net asset value, beginning of
 period                                $1.000      $1.000    $1.000    $1.000
------------------------------------------------------------------------------
Investment Activities:
 Net investment income                  0.033       0.028     0.032     0.031
Distributions:
 Net investment income                 (0.033)     (0.028)   (0.032)   (0.031)
------------------------------------------------------------------------------
net asset value, end of period         $1.000      $1.000    $1.000    $1.000
------------------------------------------------------------------------------
Total Return                             3.38%       2.88%     3.27%     3.19%

ratios/supplementary data:
 Net assets at end of period
  (000)                              $969,070  $1,077,205  $498,127  $467,420
 Ratio of expenses to average
  net assets                             0.46%       0.46%     0.45%     0.43%
 Ratio of net investment income
  to average net assets                  3.31%       2.84%     3.22%     3.16%
 Ratio of expenses to average
  net assets*                            0.54%       0.56%     0.56%     0.55%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                                       44
----

                     --------------------------------------------

  ONE GROUP(R)
--------------------------


                                 year ended    six months       year ended
Michigan                          june 30,       ended         december 31,
Municipal Money Market Fund     -------------   june 30,     -----------------
CLASS I SHARES                  2001   2000     1999(a)        1998     1997
-------------------------------------------------------------------------------
net asset value, beginning of
 period                                $1.000    $1.000        $1.000   $1.000
-------------------------------------------------------------------------------
Investment Activities:
 Net investment income                  0.033     0.013         0.030    0.032
Distributions:
 Net investment income                 (0.033)   (0.013)       (0.030)  (0.032)
-------------------------------------------------------------------------------
net asset value, end of period         $1.000    $1.000        $1.000   $1.000
-------------------------------------------------------------------------------
Total Return                             3.32%     1.34%(c)      3.02%    3.26%

ratios/supplementary data:
 Net assets at end of period
  (000)                              $111,900   $91,211      $110,833  $74,888
 Ratio of expenses to average
  net assets                             0.47%     0.49%(d)      0.50%    0.50%
 Ratio of net investment income
  to average net assets                  3.33%     2.65%(d)      2.97%    3.20%
 Ratio of expenses to average
  net assets*                            0.56%     0.57%(d)      0.53%    0.54%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
    (A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Michigan Municipal Money Market Fund became the Michigan Municipal Money Market Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Michigan Municipal Money Market Fund. (B) Period from commencement of operations. (C) Not annualized. (D) Annualized.

                                       45
----

                     ---------------------------------------

  ONE GROUP(R)
--------------------------


                                              year ended june 30,
OHIO MUNICIPAL MONEY MARKET FUND      ---------------------------------------
CLASS I SHARES                        2001  2000     1999     1998     1997
------------------------------------------------------------------------------
net asset value, beginning of period        $1.000   $1.000   $1.000   $1.000
------------------------------------------------------------------------------
Investment Activities:
 Net investment income                       0.033    0.028    0.033    0.032
Distributions:
 Net investment income                      (0.033)  (0.028)  (0.033)  (0.032)
 In excess of net investment income          --       --       --       --
------------------------------------------------------------------------------
Total Distributions                         (0.033)  (0.028)  (0.033)  (0.032)
------------------------------------------------------------------------------
net asset value, end of period              $1.000   $1.000   $1.000   $1.000
------------------------------------------------------------------------------
Total Return                                  3.32%    2.88%    3.31%    3.22%

ratios/supplementary data:
 Net assets at end of period (000)         $62,084  $55,745  $77,224  $56,442
 Ratio of expenses to average net
  assets                                      0.45%    0.42%    0.40%    0.40%
 Ratio of net investment income to
  average net assets                          3.26%    2.85%    3.27%    3.17%
 Ratio of expenses to average net
  assets*                                     0.52%    0.55%    0.53%    0.53%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                                       46
----

  ONE GROUP(R)             Appendix A
----------------------------------------------
Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Fixed income securities are primarily in-fluenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.


                                                  fund name  fund code
 ---------------------------------------------------------------------
                       One Group(R) Prime Money Market Fund       1
 ---------------------------------------------------------------------
    One Group(R) U.S. Treasury Securities Money Market Fund       2
 ---------------------------------------------------------------------
  One Group(R) U.S. Government Securities Money Market Fund       3
 ---------------------------------------------------------------------
                   One Group(R) Municipal Money Market Fund       4
 ---------------------------------------------------------------------
          One Group(R) Michigan Municipal Money Market Fund       5
 ---------------------------------------------------------------------
              One Group(R) Ohio Municipal Money Market Fund       6
 ---------------------------------------------------------------------

                                                             Fund  Risk
Instrument                                                   Code  Type
-------------------------------------------------------------------------
U.S. Treasury Obligations: Bills, notes, bonds, STRIPS and     1-6 Market
CUBES. The U.S. Treasury Securities Money Market Fund does
not buy STRIPS and CUBES.
-------------------------------------------------------------------------
Treasury Receipts: TRs, TIGRS and CATS.                     1, 3-6 Market
-------------------------------------------------------------------------
U.S. Government Agency Securities: Securities issued by     1, 3-6 Market
agencies and instrumentalities of the U.S. government.             Credit
These include Fannie Mae and Freddie Mac.
-------------------------------------------------------------------------


                                       47
----

------------

                                                            Fund   Risk
Instrument                                                  Code   Type
----------------------------------------------------------------------------
Certificates of Deposit: Negotiable instruments with a      1, 4-6 Market
stated maturity.                                                   Credit
                                                                   Liquidity
----------------------------------------------------------------------------
Time Deposits: Non-negotiable receipts issued by a bank     1, 4-6 Liquidity
in exchange for the deposit of funds.                              Credit
                                                                   Market
----------------------------------------------------------------------------
Repurchase Agreements: The purchase of a security and the      1-6 Credit
simultaneous commitment to return the security to the              Market
seller at an agreed upon price on an agreed upon date.             Liquidity
This is treated as a loan.
----------------------------------------------------------------------------
Reverse Repurchase Agreements: The sale of a security and  1, 2, 4 Market
the simultaneous commitment to buy the security back at            Leverage
an agreed upon price on an agreed upon date. This is
treated as a borrowing by a Fund.
----------------------------------------------------------------------------
Securities Lending: The lending of up to 331/3% of the           1 Credit
Fund's total assets. In return, the Fund will receive              Market
cash, other securities and/or letters of credit as                 Leverage
collateral.
----------------------------------------------------------------------------
When-Issued Securities and Forward Commitments: Purchase       1-6 Market
or contract to purchase securities at a fixed price for            Leverage
delivery at a future date.                                         Liquidity
                                                                   Credit
----------------------------------------------------------------------------
Investment Company Securities: Shares of other money        1, 3-6 Market
market mutual funds, including One Group money market
funds and shares of other money market funds for which
Banc One Investment Advisors or its affiliates serve as
investment advisor or administrator. Banc One Investment
Advisors will waive certain fees when investing in funds
for which it serves as investment advisor.
----------------------------------------------------------------------------
Extendable Commercial Notes: Variable rate notes which      1, 4-6 Market
normally mature within a short period of time (e.g., one           Credit
month) but which may be extended by the issuer for a               Liquidity
maximum maturity of thirteen months.
----------------------------------------------------------------------------


                                       48
----

------------

                                                               Fund  Risk
Instrument                                                     Code  Type
-------------------------------------------------------------------------------
Bankers' Acceptances: Bills of exchange or time drafts drawn  1, 4-6 Credit
on and accepted by a commercial bank. Maturities are                 Liquidity
generally six months or less.                                        Market
-------------------------------------------------------------------------------
Commercial Paper: Secured and unsecured short-term            1, 4-6 Credit
promissory notes issued by corporations and other entities.          Liquidity
Maturities generally vary from a few days to nine months.            Market
-------------------------------------------------------------------------------
Foreign Securities: Commercial paper of foreign issuers and   1, 4-6 Market
obligations of foreign banks, overseas branches of U.S.              Political
banks and supranational entities.                                    Liquidity
                                                                     Foreign
                                                                     Investment
-------------------------------------------------------------------------------
Restricted Securities: Securities not registered under the    1, 4-6 Liquidity
Securities Act of 1933, such as privately placed commercial          Market
paper and Rule 144A securities.
-------------------------------------------------------------------------------
Variable and Floating Rate Instruments: Obligations with      1, 3-6 Market
interest rates which are reset daily, weekly, quarterly or           Credit
some other period and which may be payable to the Fund on            Liquidity
demand.
-------------------------------------------------------------------------------
Mortgage-Backed Securities: Debt obligations secured by real  1, 3-6 Prepayment
estate loans and pools of loans. These include                       Market
collateralized mortgage obligations ("CMOs") and Real Estate         Credit
Mortgage Investment Conduits ("REMICs").                             Regulatory
-------------------------------------------------------------------------------
Demand Features: Securities that are subject to puts and      1, 4-6 Market
standby commitments to purchase the securities at a fixed            Liquidity
price (usually with accrued interest) within a fixed period          Management
of time following demand by a Fund.
-------------------------------------------------------------------------------

                                       49
----

------------

                                                              Fund  Risk
Instrument                                                    Code  Type
------------------------------------------------------------------------------
Municipal Securities: Securities issued by a state or        1, 4-6 Market
political subdivision to obtain funds for various public            Credit
purposes. Municipal securities include private activity             Political
bonds and industrial development bonds, as well as General          Tax
Obligation Notes, Tax Anticipation Notes, Bond Anticipation         Regulatory
Notes, Revenue Anticipation Notes, other short-term tax-
exempt obligations, municipal leases, obligations of
municipal housing authorities and single family revenue
bonds.
------------------------------------------------------------------------------
Short-Term Funding Agreements: Agreements issued by banks         1 Market
and highly rated insurance companies such as Guaranteed             Credit
Investment Contracts ("GICs") and Bank Investment Contracts         Liquidity
("BICs").
------------------------------------------------------------------------------
Participation Interests: Interests in municipal securities,  1, 4-6 Credit
including municipal leases, from financial institutions             Tax
such as commercial and investment banks, savings and loan           Market
associations and insurance companies. These interests may
take the form of participations, beneficial interests in a
trust, partnership interests or any other form of indirect
ownership that allows the Funds to treat the income from
the investment as exempt from federal income tax.
------------------------------------------------------------------------------
Asset-Backed Securities: Securities secured by company       1, 4-6 Prepayment
receivables, home equity loans, truck and auto loans,               Market
leases, credit card receivables and other securities backed         Credit
by other types of receivables or other assets.                      Regulatory
------------------------------------------------------------------------------

                                       50
----

------------
Investment Risks

Below is a more complete discussion of the types of risks inherent in the secu-rities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risks than others.

 . Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial ob-ligation. Credit risk is generally higher for non-investment grade securi-ties. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

 . Leverage Risk. The risk associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value.

 . Liquidity Risk. The risk that certain securities may be difficult or impos-sible to sell at the time and the price that normally prevails in the mar-ket. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative ef-fect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advan-tage of it are tied up in less advantageous investments.

 . Management Risk. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

 . Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issu-er, industry, sector of the economy or the market as a whole. For fixed in-come securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

 . Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

 . Foreign Investment Risk. Risks associated with higher transaction costs, de-layed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Ad-verse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility

                                       51
----

------------
  also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

 . Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than ex-pected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other Investment Risks obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. Further, with early repayment, a Fund may fail to recoup any additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

 . Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

 . Regulatory Risk. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restric-tions on "due on sale" clauses and state usury laws.

                                       52
----

------------
If you want more information about the Funds, the following documents are free upon request:

Annual/Semi-Annual Reports: Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information ("SAI"): The SAI provides more detailed in-formation about the Funds and is incorporated into this prospectus by refer-ence.

How Can I Get More Information? You can get a free copy of the semi-annual/annual reports or the SAI, request other information or discuss your questions about the Fund by calling 1-877-691-1118 or by writing the Funds at:

 one group(R) mutual funds
 1111 polaris parkway
 columbus, ohio 43271-1235

  or visiting

 WWW.ONEGROUP.COM

You can also review and copy the Funds' reports and the SAI at the Public Ref-erence Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-202-942-8090.) You can also get reports and other information about the Funds from the EDGAR Database on the SEC's web site at http://www.sec.gov. Copies of this information also may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

(Investment Company Act File No. 811-4236)


TOG-I-123
                                                             [LOGO OF ONE GROUP]
for institutional clients

INSTITUTIONAL MONEY
MARKET FUNDS

                    PROSPECTUS
                    Class I Shares

                    November 1, 2001


                                                             [LOGO OF ONE GROUP]

                    One Group(R) Institutional Prime Money Market Fund One Group(R) Treasury Only Money Market Fund
                    One Group(R) Government Money Market Fund



                    The Securities and Exchange Commission has not approved or disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                 ---------

TABLE OF

  contents


   FUND SUMMARIES: INVESTMENTS, RISK & PERFORMANCE
   One Group Institutional Prime Money Market Fund    1
                                                     ---
         One Group Treasury Only Money Market Fund    4
                                                     ---
            One Group Government Money Market Fund    7
                                                     ---



                  MORE ABOUT THE FUNDS
                  Principal Investment
                            Strategies   10
                                        ---
                      Investment Risks   11
                                        ---
                 Portfolio Quality and
                              Maturity   13
                                        ---



       HOW TO DO BUSINESS
    WITH ONE GROUP MUTUAL
                    FUNDS
   Purchasing Fund Shares   14
                           ---
   Exchanging Fund Shares   16
                           ---
    Redeeming Fund Shares   18
                           ---



       PRIVACY POLICY   20
                       ---



      SHAREHOLDER INFORMATION
                Voting Rights   22
                               ---
            Dividend Policies   22
                               ---
             Tax Treatment of
                 Shareholders   22
                               ---
       Shareholder Statements
                  and Reports   23
                               ---



          MANAGEMENT OF
              ONE GROUP
           MUTUAL FUNDS
            The Advisor    24
                          ---
          Advisory Fees    24
                          ---


          FINANCIAL HIGHLIGHTS   25
                                ---
                   APPENDIX A:
          INVESTMENT PRACTICES   28
                                ---

                     -----------------------------------
  ONE GROUP(R)             Institutional Prime
-------------------------
                           Money Market Fund
Fund Summary: Investments, Risk & Performance

WHAT IS THE GOAL OF THE INSTITUTIONAL PRIME MONEY MARKET FUND?
The Fund seeks current income with liquidity and stability of principal.

WHAT ARE THE INSTITUTIONAL PRIME MONEY MARKET FUND'S MAIN INVESTMENT
STRATEGIES?
The Fund invests exclusively in high-quality, short-term money market instru-ments. These instruments include corporate notes, commercial paper, funding agreements, certificates of deposit and bank obligations. The Fund will comply with Securities and Exchange Commission ("SEC") rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. The Fund will concentrate its investments in the financial services industry, in-cluding asset-backed commercial paper programs. For more information about the Institutional Prime Money Market Fund's investment strategies, please read "More About The Funds" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE INSTITUTIONAL PRIME MONEY MARKET
FUND?
The main risks of investing in the Institutional Prime Money Market Fund and the circumstances likely to adversely affect your investment are described be-low. Before you invest, please read "More About the Funds" and "Investment Risks."

main risks

Credit Risk. Because the Fund only invests in high-quality obligations and lim-its its average maturity to 90 days or less, credit risk is minimized. Nonethe-less, if an issuer fails to pay interest or principal, the value of your in-vestment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

Concentration. The Fund will invest a significant portion of its assets in the securities of companies in the financial services industry. Because of the Fund's greater exposure to that industry, economic, political and regulatory developments affecting the financial services industry will have a dispropor-tionate impact on the Fund. These developments include changes in interest rates, earlier than expected repayments by borrowers, an inability to achieve the same yield on the reinvestment of prepaid obligations and federal and state laws which may restrict the remedies that a lender has when a borrower defaults on a loan.

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its subsidiaries and is not insured or guaranteed by the Fed-eral Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                                       1
----

  Fund Summary             Institutional Prime
-------------------------
                           Money Market Fund

HOW HAS THE INSTITUTIONAL PRIME MONEY MARKET FUND PERFORMED?

By showing the variability of the Institutional Prime Money Market Fund's per-formance from year to year, the chart and table below help show the risk of in-vesting in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE INSTITU-TIONAL PRIME MONEY MARKET FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.


BAR CHART (per calendar year)/1/ -- CLASS I SHARES


--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.



                                    [GRAPH]

                                 2000    6.49%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's total return was %.


--------------------------------------------------------------------------------

Best Quarter: 1.67% 4Q2000    Worst Quarter: 1.47% 1Q2000

--------------------------------------------------------------------------------

The Average Annual Total Return Table shows the Fund's average annual total re-turns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.


AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000


--------------------------------------------------------------------------------

             INCEPTION          PERFORMANCE
         DATE OF CLASS 1 YEAR SINCE 4/19/99
-------------------------------------------
Class I     4/19/99    6.49%      6.01%
-------------------------------------------


To obtain the Fund's current yield information, please call toll-free 1-877-691-1118 or visit www.onegroup.com.


                                       2
----

                     -----------------------------------
  Fund Summary
-------------------------  Institutional Prime


                           Money Market Fund


FEES AND EXPENSES

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
---------------------------------------------------
(expenses that are deducted from Fund
assets)                                     CLASS I
---------------------------------------------------
Investment Advisory Fees                      .10%
---------------------------------------------------
Other Expenses                                .07%
---------------------------------------------------
Total Annual Fund Operating Expenses          .17%
---------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/  (.02%)
---------------------------------------------------
Net Expenses                                  .15%
---------------------------------------------------


/1/ Banc One Investment Advisors Corporation has contractually agreed to waive
 .02% of investment advisory fees so as to limit investment advisory fees to .08% for the period beginning November 1, 2001, and ending on October 31, 2002.



EXAMPLES

--------------------------------------------------------------------------------
The examples are in-tended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or continued to hold them at the end of the periods shown. The examples also assume that your in-vestment has a 5% return each year and that the Fund's operating expenses re-main the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.


                      1 YEAR 3 YEARS 5 YEARS 10 YEARS
             ----------------------------------------
             CLASS I   $16     $56     $99     $228
             ----------------------------------------


             /1/Without contractual fee waivers, 1 year expenses would be $ .



                                       3
----

                     -----------------------------------
  ONE GROUP(R)             Treasury Only
-------------------------
                           Money Market Fund
Fund Summary Investments, Risk & Performance

WHAT IS THE GOAL OF THE TREASURY ONLY MONEY MARKET FUND?
The Fund seeks high current income with liquidity and stability of principal with the added assurance of a Fund that does not purchase securities that are subject to repurchase agreements.

WHAT ARE THE TREASURY ONLY MONEY MARKET FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests exclusively in short-term U.S. Treasury bills, notes and bonds. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Treasury Only Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE TREASURY ONLY MONEY MARKET FUND? The main risks of investing in the Treasury Only Money Market Fund and the cir-cumstances likely to adversely affect your investment are described below. Be-fore you invest, please read "More About the Funds" and "Investment Risks."

main risks

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possi-ble to lose money by investing in the Fund.

                                       4
----

                     -----------------------------------
  Fund Summary             Treasury Only
-------------------------
                           Money Market Fund
HOW HAS THE TREASURY ONLY MONEY MARKET FUND PERFORMED?
By showing the variability of the Treasury Only Money Market Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE TREASURY ONLY MONEY MARKET FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

BAR CHART (per calendar year)/1/ -- CLASS I SHARES

--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.


                                    [GRAPH]

                                 1994    4.02%
                                 1995    5.67%
                                 1996    5.20%
                                 1997    5.28%
                                 1998    5.08%
                                 1999    4.66%
                                 2000    5.97%


/1/ For the period from January 1, 2001, through September 30, 2001, the Fund's total return was %.


--------------------------------------------------------------------------------

Best Quarter: 1.55% 4Q2000    Worst Quarter: .77% 1Q1994

--------------------------------------------------------------------------------

The Average Annual Total Return Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000


--------------------------------------------------------------------------------

                                      PERFORMANCE
             INCEPTION                      SINCE
         DATE OF CLASS 1 YEAR 5 YEARS     4/16/93
-------------------------------------------------
Class I     4/16/93    5.97%   5.24%     4.94%
-------------------------------------------------



TO OBTAIN CURRENT YIELD INFORMATION, CALL TOLL-FREE 1-877-691-1118 OR VISIT WWW.ONEGROUP.COM.

                                       5
----

                     -----------------------------------
  Fund Summary             Treasury Only
-------------------------
                           Money Market Fund
FEES AND EXPENSES

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
---------------------------------------------
(expenses that are deducted from
Fund assets)                          CLASS I
---------------------------------------------
Investment Advisory Fees               .08%
---------------------------------------------
Other Expenses                         .06%
---------------------------------------------
Total Annual Fund Operating Expenses   .14%
---------------------------------------------


EXAMPLES

--------------------------------------------------------------------------------

             1 YEAR             3 YEARS                     5 YEARS                     10 YEARS
             -----------------------------------------------------------------------------------
              $16                 $52                         $90                         $205
             -----------------------------------------------------------------------------------

The examples are in-tended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or continued to hold them at the end of the periods shown. The examples also assume that your in-vestment has a 5% return each year and that the Fund's operating expenses re-main the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                                       6
----

                     -----------------------------------
  ONE GROUP(R)             Government Money
-------------------------
                           Market Fund
Fund Summary: Investments, Risk & Performance

WHAT IS THE GOAL OF THE GOVERNMENT MONEY MARKET FUND?
The Fund seeks high current income with liquidity and stability of principal.

WHAT ARE THE GOVERNMENT MONEY MARKET FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests exclusively in high-quality, short-term securities that are issued or guaranteed by the U.S. government or by U.S. government agencies and instrumentalities. Some of the securities purchased by the Fund may be subject to repurchase agreements. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE GOVERNMENT MONEY MARKET FUND?
The main risks of investing in the Government Money Market Fund and the circum-stances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."

main risks

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possi-ble to lose money by investing in the Fund.

                                       7
----

                     -----------------------------------
  Fund Summary             Government Money
-------------------------
                           Market Fund
HOW HAS THE GOVERNMENT MONEY MARKET FUND PERFORMED?
By showing the variability of the Government Money Market Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE GOVERNMENT MONEY MARKET FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

BAR CHART (per calendar year)/1/ -- CLASS I SHARES

--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.


                                    [GRAPH]

                                 1994    4.24%
                                 1995    5.87%
                                 1996    5.42%
                                 1997    5.56%
                                 1998    5.47%
                                 1999    5.12%
                                 2000    6.36%

/1/For the period from January 1, 2001, through September 30, 2001, the Fund's
  total return was   %.


--------------------------------------------------------------------------------

Best Quarter: 1.64% 3Q2000   Worst Quarter: .81% 1Q1994

--------------------------------------------------------------------------------

The Average Annual Total Return Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000


--------------------------------------------------------------------------------

             INCEPTION                  PERFORMANCE
         DATE OF CLASS 1 YEAR 5 YEARS SINCE 6/14/93
---------------------------------------------------
Class I     6/14/93    6.36%   5.58%      5.27%
---------------------------------------------------



TO OBTAIN CURRENT YIELD INFORMATION, CALL TOLL-FREE 1-877-691-1118 OR VISIT WWW.ONEGROUP.COM.

                                       8
----

  Fund Summary             Government Money
---------------------------
                           Market Fund

FEES AND EXPENSES

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
------------------------------------------
(expenses that are deducted from
Fund assets)
------------------------------------------
Investment Advisory Fees              .08%
------------------------------------------
Other Expenses                        .06%
------------------------------------------
Total Annual Fund Operating Expenses  .14%
------------------------------------------


EXAMPLES

--------------------------------------------------------------------------------

                         1 YEAR             3 YEARS             5 YEARS             10 YEARS
                        --------------------------------------------------------------------
                          $16                 $52                 $90                 $205
                        --------------------------------------------------------------------

The examples are in-tended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or continued to hold them at the end of the periods shown. The examples also assume that your in-vestment has a 5% return each year and that the Fund's operating expenses re-main the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                                       9
----

                     ------------------------------------
  ONE GROUP(R)             More About the Funds
----------------------------------------------------------
Each of the three Funds described in this prospectus is a series of One Group Mutual Funds ("One Group") and is managed by Banc One Investment Advisors Cor-poration ("Banc One Investment Advisors"). For more information about One Group and Banc One Investment Advisors, please read "Management of the Funds" and the Statement of Additional Information.

Principal Investment Strategies

The three mutual funds described in this prospectus are designed to produce high current income consistent with liquidity and stability of principal. The principal investment strategies that are used to meet each Fund's investment objective are described in "Fund Summaries: Investments, Risk & Performance" in the front of this prospectus. They are also described below.

There can be no assurance that the Funds will achieve their investment objec-tives. Please note that each Fund also may use strategies that are not de-scribed below, but which are described in the Statement of Additional Informa-tion.

one group institutional prime money market fund. The Fund invests only in U.S. dollar denominated securities.

 . The average maturity on a dollar-weighted basis of the securities held by the
  Fund will be 90 days or less.
 . Each security held by the Fund will mature in 397 days or less.
 . The Fund will acquire only those securities that present minimal credit risks.
 . The Fund invests exclusively in money market instruments. These include, but are not limited to:
 1. corporate notes;
 2. commercial paper;
 3. funding agreements;
 4. certificates of deposit; and
 5. bank obligations.

 . Under normal conditions, the Fund will invest at least 25% of its total as-sets in securities issued by companies in the financial services industry, although the Fund may invest less than 25% of its total assets in that indus-try if warranted due to adverse economic conditions and if investing less than that amount would be in the best interests of shareholders. The finan-cial services industry includes banks, broker-dealers, finance companies and other issuers of asset-backed securities.

 . The Fund may lend its securities.

                                       10
----

------------
                       WHAT IS AVERAGE WEIGHTED MATURITY?
 Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual securities in a fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to in-vestors as an indication of a fund's sensitivity to changes in interest rates. The longer the average weighted maturity, the more fluctuation in yield you can expect.

one group treasury only money market fund. The Fund invests only in U.S. dollar denominated securities.

 . The Fund invests exclusively in short-term U.S. Treasury bills, notes and other U.S. obligations issued or guaranteed by the U.S. Treasury. If the Fund decides to change this strategy, shareholders will be given 60 days ad-vance notice.

 .  The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.
 .  Each security held by the Fund will mature in 397 days or less.
 .  The Fund will acquire only those securities that present minimal credit risks.
 .  The Fund may lend its securities.

one group government money market fund. The Fund invests only in U.S. dollar denominated securities.

 . The Fund invests exclusively in short-term securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities, some of which may be subject to repurchase agreements. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

 .  The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.
 .  Each security held by the Fund will mature in 397 days or less.
 .  The Fund will acquire only those securities that present minimal credit risks.
 . In addition to fixed-rate government securities, the Fund also will invest in variable and floating rate government securities and other money market funds that have similar investment policies and objectives. These money mar-ket funds must only invest in securities with short-term ratings equivalent to or higher than those in which the Fund invests.
 .  The Fund may lend its securities.

Investment Risks

The main risks associated with investing in the Institutional Money Market Funds are described in the "Fund Summaries: Investments, Risk & Performance" in the front of this prospectus. Additional risks are described below.

                                       11
----

------------
net asset value. There is no assurance that the Funds will meet their invest-ment objectives or be able to maintain a net asset value of $1.00 per share on a continuous basis.

fixed income securities. Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates.
If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in a Fund will increase and decrease as the value of a Fund's investments increases and decreases. While securities with longer dura-tion and maturities tend to produce higher yields, they also are subject to greater fluctuations in value when interest rates change. Usually changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.


prepayment and call risk. As part of its investment strategy, the Institutional Prime Money Market Fund invests in mortgage-backed and asset-backed securities and the Government Money Market Fund may invest in mortgage-backed securities. These securities are subject to prepayment and call risks. The issuers of these securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed and asset-backed securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. The Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

derivatives. The Institutional Prime Money Market Fund and the Government Money Market Fund may invest in securities that may be considered to be derivatives. These securities may be more volatile than other investments. Derivatives pres-ent, to varying degrees, market, credit, leverage, liquidity and management risks.


                            WHAT IS A DERIVATIVE?

 Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

For more information about risks associated with the types of investments that the Institutional Money Market Funds purchase, please read "Fund Summaries: In-vestments, Risk & Performance," Appendix A and the Statement of Additional In-formation.



illiquid investments. Each Fund may invest up to 10% of its assets in illiquid investments. A security is illiquid if it cannot be sold at approximately the value assessed by the Fund within seven (7) days. Banc One Investment Advisors will follow guidelines adopted by the Board of Trustees of One Group Mutual Funds in determining whether an investment is illiquid.


                                       12
----

------------
Portfolio Quality And Maturity

The quality and maturity of money market funds are subject to SEC rules. Qual-ity is generally restricted to the two highest short-term ratings or their equivalent. Maturity is limited both as to total portfolio average and as to each individual security. With respect to portfolio average, the rules limit the Fund's average weighted maturity to 90 days. With respect to each individ-ual security, remaining maturity is restricted to 397 days at acquisition. Moreover, the SEC rules limit exposure to a single issuer to 5% of a diversi-fied money market fund's assets (although there is no limit on government secu-rities).


Subsequent to its purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Fund's Board of Trustees will consider such an event in determining whether the Fund should continue to hold the security.


                                       13
----

                     -----------------------------------------
  ONE GROUP(R)             How to Do Business with
--------------------------
                           One Group Mutual Funds
Purchasing Fund Shares

WHERE CAN I BUY SHARES?
You may purchase Fund shares:

 . Directly from One Group through The One Group Services Company (the "Distrib-utor"), and

 . From Shareholder Servicing Agents. These include investment advisors, bro-kers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent.

WHO MAY PURCHASE CLASS I SHARES?
Class I shares may be purchased by:

 . Institutional investors, such as corporations, pension and profit sharing plans, and foundations; and any organization authorized to act in a fiducia-ry, advisory, custodial or agency capacity, including affiliates of Bank One Corporation. Accounts may be opened with the Funds' transfer agent, State Street Bank and Trust Company, either directly or through a Shareholder Ser-vicing Agent.

 . If you have questions about eligibility, please call 1-877-691-1118.

WHEN CAN I BUY SHARES?
 . Purchases may be made on any business day. This includes any day that the Funds are open for business. The Funds will be closed on weekends and days on which the New York Stock Exchange ("NYSE") or the Federal Reserve are closed, including the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving, and Christmas Day.

 . Purchase requests will be effective on the day received and you will be eli-gible to receive dividends declared the same day, if such purchase orders are received:

 (i)  before 3:00 p.m. ET for the Treasury Only Money Market Fund; and

 (ii) before 5:00 p.m. ET for the Institutional Prime and Government Money Market Funds.

 . On occasion, the NYSE closes before 4:00 p.m. ET. When the NYSE closes early, purchase requests received after the NYSE closes will be effective the fol-lowing business day.

 . In addition, the Fund's custodian, State Street Bank and Trust Company, must receive "federal funds" before each Fund's cut-off time. If State Street Bank and Trust Company does not receive federal funds by the cut-off time, the purchase order will not be effective until the next business day on which federal funds are timely received by State Street Bank and Trust Company.

                                       14
----

------------

 . If a Shareholder Servicing Agent holds your shares, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

 . The Distributor can reject a purchase order if it does not think that it is in the best interests of a Fund and/or shareholders to accept the order.

 . Shares are electronically recorded. Therefore, certificates will not be is-sued.

HOW MUCH DO SHARES COST?

 . Shares are sold at net asset value ("NAV").

 . NAV per share is calculated by dividing the total market value of a Fund's investments and other assets (minus expenses) by the number of outstanding shares. The Funds use their best efforts to maintain their NAV at $1.00, al-though there is no guarantee that they will be able to do so.

 . NAV is calculated each business day as of 3:00 p.m. ET for the Treasury Only and at 5:00 p.m. ET for the Institutional Prime Money Market Fund and the Government Money Market Fund.

HOW DO I OPEN AN ACCOUNT?

1. Read the prospectus carefully, and select the Fund or Funds most appropri-ate for you.

2. Decide how much you want to invest.

 . The minimum initial investment is $1,000,000 per Fund, per account. You are required to maintain a minimum account balance of $1,000,000 per Fund, per account.


 . Subsequent investments must be at least $5,000 per Fund, per account.


 . These minimums may be waived.

3. Complete the Account Application Form. Be sure to sign up for all of the ac-count privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.


4. Send the completed application to:

    ONE GROUP MUTUAL FUNDS
    P.O. BOX 8528
    BOSTON, MA 02266-8528


                                       15
----

------------
 . And authorize a wire to:

    STATE STREET BANK AND TRUST COMPANY
    ATTN: CUSTODY AND SHAREHOLDER SERVICES
    ABA 011 000 028
    DDA 99034167
    FBO ONE GROUP FUND  (EX: ONE GROUP INSTITUTIONAL PRIME MONEY MARKET
    FUND-I)
    YOUR ACCOUNT NUMBER
     (EX: 123456789)
    YOUR ACCOUNT REGISTRATION
     (EX: ABC CORPORATION)

5. If you purchase shares through a Shareholder Servicing Agent, you may be re-quired to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, ex-changes and redemptions.

6. If you have any questions, contact your Shareholder Servicing Agent or call 1-877-691-1118.

CAN I PURCHASE SHARES OVER THE TELEPHONE?

Yes. Simply select this option on your Account Application Form and then:

 . Contact your Shareholder Servicing Agent or call 1-877-691-1118 to relay your purchase instructions.

 . Authorize a bank transfer or initiate a wire transfer payable to "One
   Group Mutual Funds" to State Street Bank and Trust Company to the follow-ing wire address:

    STATE STREET BANK AND TRUST COMPANY
    ATTN: CUSTODY AND SHAREHOLDER SERVICES
    ABA 011 000 028
    DDA 99034167
    FBO ONE GROUP FUND
     (EX: ONE GROUP INSTITUTIONAL PRIME MONEY MARKET FUND-I)
    YOUR ACCOUNT NUMBER
     (EX: 123456789)
    YOUR ACCOUNT REGISTRATION
     (EX: ABC CORPORATION)

 . One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone in-structions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.


                                       16
----

------------
 . You may revoke your right to make purchases over the telephone by sending a letter to:

    ONE GROUP MUTUAL FUNDS
    P.O. BOX 8528
    BOSTON, MA 02266-8528

Exchanging Fund Shares

WHAT ARE MY EXCHANGE PRIVILEGES?
You may exchange your shares for shares of any other Fund described in this prospectus.

 . One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.

 . One Group does not charge a fee for this privilege.

WHEN ARE EXCHANGES PROCESSED?
Exchanges are processed the same business day they are received, provided:

 . State Street Bank and Trust Company receives the request by 3:00 p.m. ET.

 . You have provided One Group with all of the information necessary to process the exchange.

 . You have received a current prospectus of the Fund or Funds in which you wish to invest.

 . You have contacted your Shareholder Servicing Agent, if necessary.


ARE THERE LIMITS ON EXCHANGES?
Yes. The exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore:

 . To prevent disruptions in the management of the Funds, One Group limits ex-cessive exchange activity. EXCHANGE ACTIVITY IS EXCESSIVE IF IT EXCEEDS TWO SUBSTANTIVE EXCHANGE REDEMPTIONS WITHIN 30 DAYS OF EACH OTHER.

 . Excessive exchange activity will result in revocation of your exchange privi-lege.

 . In addition, One Group reserves the right to reject any exchange request
  (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.

                                       17
----

------------

 . Your shares may be automatically redeemed and your account closed if, due to exchanges, you no longer meet the Fund's minimum balance requirement. For in-formation on the minimum required balance, please read, "How do I open an ac-count?".

Redeeming Fund Shares

WHEN CAN I REDEEM SHARES?
You may redeem all or some of your shares on any day that the Funds are open for business.

 . Redemption requests received before 3:00 p.m. ET for the Treasury Only Money
  Market Fund and 5:00 p.m. ET for the Institutional Prime and Government Money Market Funds, will be effective that day.

 . All required documentation in the proper form must accompany a redemption re-quest. One Group may refuse to honor incomplete redemption requests.

HOW DO I REDEEM SHARES?

 . You may use any of the following methods to redeem your shares:

 1. You may send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:


    ONE GROUP MUTUAL FUNDS
    P.O. BOX 8528
    BOSTON, MA 02266-8528

 2. You may use the One Group website at www.onegroup.com; or

 3. You may redeem over the telephone. Please see "Can I redeem by tele-phone?" for more information.



 . One Group may require that the signature on your redemption request be guar-anteed by a participant in the Securities Transfer Association Medallion Pro-gram or the Stock Exchange Medallion Program, unless:


 1. the redemption is payable to the shareholder of record; and


 2. the redemption check is mailed to the shareholder at the record address;
    and


 3. the redemption is payable by wire or bank transfer (ACH) to a pre-exist-ing bank account.

 . On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:

 1. A designated commercial bank; or

 2. Your Shareholder Servicing Agent.

 . The Funds will honor requests for same day payment if the request is received before 3:00 p.m. ET for the Treasury Only Money Market Fund and 5:00 p.m. ET

                                       18
----

------------
  for the Institutional Prime and Government Money Market Funds. If redemption requests are received after those times, the Funds will wire payment the next business day.

WHAT WILL MY SHARES BE WORTH?

 . The NAV of shares of the Funds is expected to remain constant at $1.00 per share, although there is no assurance that this will always be the case.

 . You will receive the NAV calculated after your redemption request is re-ceived. Please read "How much do shares cost?".

CAN I REDEEM BY TELEPHONE?
Yes, if you selected this option on your Account Application Form.

 . Contact your Shareholder Servicing Agent or call 1-877-691-1118 to relay your redemption request.


 . One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instruc-tions and asking for personal identification. If these procedures are fol-lowed, One Group will not be responsible for any loss, liability, cost or ex-pense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

additional information regarding redemptions

 . Your shares may be automatically redeemed and your account closed if, due to redemptions, you no longer meet the Fund's minimum balance requirement. For information on the minimum required balance, please read, "How do I open an account?".

 . One Group may suspend your ability to redeem when:

1. Trading on the NYSE is restricted;

2. The NYSE is closed (other than weekend and holiday closings);

3. The SEC has permitted a suspension; or

4. An emergency exists.

The Statement of Additional Information offers more details about this process.


                                       19
----

                     -----------------------------------------
  ONE GROUP(R)
                           Privacy Policy

---------------------------------------------------------------



One Group Mutual Funds understands that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.


KEY DEFINITIONS


This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:


 . Consumer -- an individual who applies for or obtains a financial product or service from One Group Mutual Funds for personal, family or household purposes, including individuals who don't have a continuing relationship with One Group Mutual Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representa-tives, but do not invest in One Group Mutual Funds.


 . Customer -- a consumer who has a continuing relationship with One Group
   Mutual Funds through record ownership of fund shares.


 . Nonpublic personal information -- any personally identifiable financial information about a consumer that is obtained by One Group Mutual Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory list-ing is an example of public information.


COLLECTION OF NONPUBLIC PERSONAL INFORMATION


We collect information to service your account, to protect you from fraud and to make available products and services that may be of interest to you. We col-lect nonpublic personal information about you from the following sources:


 . Information we receive from you on applications or other forms, on our website or through other means;


 . Information we receive from you through transactions, correspondence and other communications with us; and


 . Information we otherwise obtain from you in connection with providing you a financial product or service.


INFORMATION SHARING WITH NON-AFFILIATED THIRD PARTIES


We do not share any nonpublic personal information about our customers or for-mer customers with anyone, except as required or permitted by law. This means we may disclose all of the information we collect, as described above, to companies who help us maintain and service your account. For instance, we will share

                                       20
----

------------

information with the transfer agent for One Group Mutual Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas or as described in the following section.


INFORMATION SHARING WITH JOINT MARKETERS


We also may share the information described above in Collection of Nonpublic Personal Information with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint mar-keting agreements. However, we only provide information about you to that bro-ker-dealer or financial intermediary from whom you purchased your One Group shares. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.


CHILDREN'S ONLINE PRIVACY ACT DISCLOSURE


From our website, One Group Mutual Funds does not knowingly collect or use per-sonal information from children under the age of 13 without obtaining verifi-able consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.


SECURITY


For your protection, One Group Mutual Funds maintains security standards and procedures that we continually update to safeguard against unauthorized disclo-sure of information or access to information about you.


We restrict access to nonpublic personal information about you to those indi-viduals who need to know that information to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.


ONE GROUP MUTUAL FUNDS' PRIVACY COMMITMENT


One Group Mutual Funds is committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.onegroup.com.


                                       21
----

                     -----------------------------------------

  ONE GROUP(R)             Shareholder Information

---------------------------------------------------------------
Voting Rights

The Funds do not hold annual shareholder meetings, but may hold special meet-ings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective or approve an investment advi-sory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters re-lating solely to that Fund or class, or which affect that Fund or class differ-ently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.

Dividend Policies

dividends. The Funds generally declare dividends each business day. Dividends are distributed on the first business day of the next month after they are de-clared. Capital gains, if any, for all Funds are distributed at least annually.


dividend reinvestment. You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, un-less you have elected to take such payments in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

If you want to change the way in which you receive dividends and distributions, you must write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effec-tive upon receipt by State Street. You may change the way you receive dividends and distributions by calling 1-877-691-1118.

Tax Treatment of Shareholders

Taxation of Shareholder Transactions. A sale, exchange, or redemption of Fund shares may produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions. For more information about your specific tax situation, please consult your tax advisor.


Taxation of Distributions. Each Fund will distribute substantially all of its net investment income. Dividends you receive from a Fund will be taxable to you, whether reinvested or received in cash. Dividends from a Fund's net in-vestment income (generally all of the Fund's net investment income), if any, will be taxable as ordinary income.

Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid the previous December.

                                       22
----

------------

Tax Information. The Form 1099 that is mailed to eligible taxpayers in January details dividends and their federal tax category. Even though the Funds provide this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information see the Statement of Ad-ditional Information. Please note that this tax discussion is general in na-ture; no attempt has been made to present a complete explanation of the feder-al, state, local or foreign tax treatment of the Funds or their shareholders.

Shareholder Statements And Reports

One Group or your Shareholder Servicing Agent will send you transaction confir-mation statements and quarterly account statements. Please review these state-ments carefully. One Group will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Shareholder Servicing Agent may have a different cut-off time.

To reduce expenses and conserve natural resources, One Group will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or One Group reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-877-691-1118 and One Group will begin individual delivery within 30 days. If you would like to receive these docu-ments by e-mail, please visit www.onegroup.com and sign up for electronic de-livery.

If you are the record owner of your One Group shares (that is, you did not use a Shareholder Servicing Agent to buy your shares), you may access your account statements at www.onegroup.com.

In March and September you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other re-ports.

If you have any questions or need additional information, please write One Group Mutual Funds at 1111 Polaris Parkway, Columbus, OH 43271-1235, call 1-877-691-1118 or visit www.onegroup.com.

                                       23
----

                     -------------------------------------------
  ONE GROUP(R)             Management of
-------------------------
                           One Group Mutual Funds

The Advisor

Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment pro-gram. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to One Group Mutual Funds since its inception. In addition, Banc One Investment Advi-sors serves as investment advisor to other mutual funds and individual corpo-rate, charitable, and retirement accounts. As of June 30, 2001, Banc One In-vestment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $132 billion in assets.


Advisory Fees

Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each Fund. For the most recent fiscal year, the Funds paid advisory fees at the following rates.

--------------------------------------------------------------------------------

                                                          ANNUAL RATE
                                                        AS PERCENTAGE OF
FUND                                                AVERAGE DAILY NET ASSETS
One Group(R) Institutional Prime Money Market Fund            .08%
----------------------------------------------------------------------------
One Group(R) Treasury Only Money Market Fund                  .08%
----------------------------------------------------------------------------
One Group(R) Government Money Market Fund                     .08%
----------------------------------------------------------------------------

                                       24
----

                     -----------------------------------

  ONE GROUP(R)
-------------------------  Financial Highlights






The Financial Highlights tables are intended to help you understand the Funds' performance for the last five years or the period of the Funds' operations, whichever is shorter. Certain information reflects financial results for a sin-gle Fund share. The total returns in the table represent the rate that an in-vestor would have earned or lost on an investment in the Funds (assuming rein-vestment of all dividends and distributions). This information for the Funds has been audited by PricewaterhouseCoopers LLP whose report, along with the Funds' financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.



                                                                  APRIL 19,
                                                                   1999 TO
INSTITUTIONAL PRIME MONEY MARKET FUND      YEAR ENDED JUNE 30,    JUNE 30,
CLASS I                                      2001      2000        1999(A)
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $       1.000  $  1.000
------------------------------------------------------------------------------
Investment Activities:
 Net investment income                                     0.057     0.009
------------------------------------------------------------------------------
Distributions:
 Net investment income                                    (0.057)   (0.009)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $       1.000  $  1.000
------------------------------------------------------------------------------
Total Return                                                5.87%     0.94%(b)

RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)                 $   5,209,033  $ 24,847
 Ratio of expenses to average net assets                    0.16%     0.18%(c)
 Ratio of net investment income to average
  net assets                                                6.04%     4.73%(c)
 Ratio of expenses to average net assets*                   0.18%     0.33%(c)


*During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized.

                                       25
----

                     -----------------------------------
  ONE GROUP(R)
-------------------------








                                             YEAR ENDED JUNE 30,
                                   -------------------------------------------
TREASURY ONLY MONEY MARKET FUND
CLASS I                            2001   2000      1999      1998      1997
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                 $  1.000  $  1.000  $  1.000  $  1.000
-------------------------------------------------------------------------------
Investment Activities:
 Net investment income                     0.051     0.046     0.052     0.051
-------------------------------------------------------------------------------
Distributions:
 Net investment income                    (0.051)   (0.046)   (0.052)   (0.051)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $  1.000  $  1.000  $  1.000  $  1.000
-------------------------------------------------------------------------------
Total Return                                5.27%     4.69%     5.30%     5.24%

RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)      $818,295  $947,205  $719,570  $480,860
 Ratio of expenses to average net
  assets                                    0.16%     0.17%     0.15%     0.15%
 Ratio of net investment income to
  average net assets                        5.13%     4.58%     5.18%     5.12%


                                       26
----

                     ------------------------------------
  ONE GROUP(R)
-------------------------








                                       YEAR ENDED JUNE 30,
                         ---------------------------------------------------
GOVERNMENT MONEY MARKET
FUND CLASS I             2001    2000        1999        1998        1997
-----------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD              $1.000      $1.000      $1.000      $1.000
-----------------------------------------------------------------------------
Investment Activities:
 Net investment income             0.055       0.050       0.055       0.053
-----------------------------------------------------------------------------
Distributions:
 Net investment income            (0.055)     (0.050)     (0.055)     (0.053)
-----------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                           $1.000      $1.000      $1.000      $1.000
-----------------------------------------------------------------------------
Total Return                        5.69%       5.13%       5.64%       5.43%

RATIOS/SUPPLEMENTARY
 DATA:
 Net assets at end of
  period (000)                $3,433,100  $3,482,581  $3,712,252  $1,083,438
 Ratio of expenses to
  average net assets                0.16%       0.17%       0.15%       0.14%
 Ratio of net investment
  income to average net
  assets                            5.54%       5.02%       5.48%       5.31%


                                       27
----

  ONE GROUP(R)             Appendix A
----------------------------------------------
Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Fixed income securities are primarily in-fluenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, please see the Statement of Additional Information. Following the table is a more complete discussion of risk.


                                           FUND NAME  FUND CODE
 --------------------------------------------------------------
  One Group(R) Institutional Prime Money Market Fund       1
 --------------------------------------------------------------
        One Group(R) Treasury Only Money Market Fund       2
 --------------------------------------------------------------
           One Group(R) Government Money Market Fund       3
 --------------------------------------------------------------

                                                                 FUND   RISK
INSTRUMENT                                                       CODE   TYPE
-------------------------------------------------------------------------------
U.S. Treasury Obligations: Bills, notes and bonds.                1-3 Market
-------------------------------------------------------------------------------
Treasury Receipts: TRs, TIGRS and CATS.                             1 Market
-------------------------------------------------------------------------------
U.S. Government Agency Securities: Securities issued by          1, 3 Market
agencies and instrumentalities of the U.S. government. These          Credit
include Fannie Mae and Freddie Mac.
-------------------------------------------------------------------------------
Certificates of Deposit: Negotiable instruments with a stated       1 Market
maturity.                                                             Credit
                                                                      Liquidity
-------------------------------------------------------------------------------
Time Deposits: Non-negotiable receipts issued by a bank in          1 Liquidity
exchange for the deposit of funds.                                    Credit
                                                                      Market
-------------------------------------------------------------------------------
Repurchase Agreements: The purchase of a security and the        1, 3 Credit
simultaneous commitment to return the security to the seller at       Market
an agreed upon price on an agreed upon date. This is treated as       Liquidity
a loan.
-------------------------------------------------------------------------------
Securities Lending: The lending of up to 33 1/3% of the Fund's    1-3 Credit
total assets. In return, the Fund will receive cash, other            Market
securities and/or letters of credit.                                  Leverage
-------------------------------------------------------------------------------


                                      28
                              ----

------------

                                                                FUND  RISK
INSTRUMENT                                                      CODE  TYPE
-------------------------------------------------------------------------------
When-Issued Securities and Forward Commitments: Purchase or      1-3 Market
contract to purchase securities at a fixed price for delivery        Leverage
at a future date.                                                    Liquidity
-------------------------------------------------------------------------------
Investment Company Securities: Shares of other money market     1, 3 Market
mutual funds, including One Group money market funds and
shares of other money market mutual funds for which Banc One
Investment Advisors or its affiliates serve as investment
advisor or administrator. Banc One Investment Advisors will
waive certain fees when investing in funds for which it serves as investment advisor.
-------------------------------------------------------------------------------
Extendable Commercial Notes: Variable rate notes which             1 Market
normally mature within a short period of time (e.g., one             Credit
month) but which may be extended by the issuer for a maximum         Liquidity
maturity of 13 months.
-------------------------------------------------------------------------------
Bankers' Acceptances: Bills of exchange or time drafts drawn       1 Credit
on and accepted by a commercial bank. Maturities are generally       Liquidity
six months or less.                                                  Market
-------------------------------------------------------------------------------
Commercial Paper: Secured and unsecured short-term promissory      1 Credit
notes issued by corporations and other entities. Maturities          Liquidity
generally vary from a few days to nine months.                       Market
-------------------------------------------------------------------------------
Foreign Securities: Commercial paper of foreign issuers and        1 Market
obligations of foreign banks, overseas branches of U.S. banks        Political
and supranational entities.                                          Liquidity
                                                                     Foreign
                                                                     Investment
-------------------------------------------------------------------------------
Restricted Securities: Securities not registered under the         1 Liquidity
Securities Act of 1933, such as privately placed commercial          Market
paper and Rule 144A securities.
-------------------------------------------------------------------------------
Variable and Floating Rate Instruments: Obligations with        1, 3 Market
interest rates which are reset daily, weekly, quarterly or           Credit
some other period and which may be payable to the Fund on            Liquidity
demand.
-------------------------------------------------------------------------------

                                      29
                              ----

------------

                                                                FUND  RISK
INSTRUMENT                                                      CODE  TYPE
-------------------------------------------------------------------------------
Mortgage-Backed Securities: Debt obligations secured by real      1  Prepayment
estate loans and pools of loans. These include collateralized        Market
mortgage obligations ("CMOs") and Real Estate Mortgage               Credit
Investment Conduits ("REMICs").                                      Regulatory
-------------------------------------------------------------------------------
Demand Features: Securities that are subject to puts and          1  Market
standby commitments to purchase the securities at a fixed            Liquidity
price (usually with accrued interest) within a fixed period of       Management
time following demand by a Fund.
-------------------------------------------------------------------------------
Municipal Securities: Securities issued by a state or             1  Market
political subdivision to obtain funds for various public             Credit
purposes. Municipal securities include private activity bonds        Political
and industrial development bonds, as well as General                 Tax
Obligation Notes, Tax Anticipation Notes, Bond Anticipation          Regulatory
Notes, Revenue Anticipation Notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal
housing authorities and single family revenue bonds.
-------------------------------------------------------------------------------
Short-Term Funding Agreements: Agreements issued by banks and     1  Market
highly rated insurance companies such as Guaranteed Investment       Credit
Contracts ("GICs") and Bank Investment Contracts ("BICs").           Liquidity
-------------------------------------------------------------------------------
Participation Interests: Interests in municipal securities,       1  Credit
including municipal leases, from financial institutions such         Tax
as commercial and investment banks, savings and loan                 Market
associations and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Funds to treat the income from the investment as exempt from federal income tax.
-------------------------------------------------------------------------------
Asset-Backed Securities: Securities secured by company            1  Prepayment
receivables, home equity loans, truck and auto loans, leases,        Market
credit card receivables and other securities backed by other         Credit
types of receivables or other assets.                                Regulatory
-------------------------------------------------------------------------------

                                       30
----

------------

Investment Risks

Below is a more complete discussion of the types of risks inherent in the secu-rities and investment techniques listed above. Because of these risks, the value of the securities in the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risks than others.

 . Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obli-gation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to ac-tual default as its credit status deteriorates and the probability of default rises.

 . Foreign Investment Risk. Risks associated with higher transaction costs, de-layed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Ad-verse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

 . Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is of-ten associated with investments in derivatives, but also may be embedded di-rectly in the characteristics of other securities.

 . Liquidity Risk. The risk that certain securities may be difficult or impossi-ble to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

 . Management Risk. The risk that a strategy used by a Fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

 . Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a se-curity to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, in-dustry, sector of the economy or the market as a whole. There also is the risk that the current interest rate may not accurately reflect existing mar-ket rates. For fixed income securities, market risk is largely, but not ex-clusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable.

                                       31
----

------------

 . Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes and governmental collapse and war.

 . Prepayment Risk. The risk that the principal repayment of a security will oc-cur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than ex-pected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline.
  When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. Further, with early repayment, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

 . Regulatory Risk. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restric-tions on "due on sale" clauses and state usury laws.

 . Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of out-standing securities.

                                       32
----

------------

If you want more information about the Funds, the following documents are free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI provides more detailed in-formation about the Funds and is incorporated into this prospectus by refer-ence.

HOW CAN I GET MORE INFORMATION? You can get a free copy of the semi-annual/annual reports or the SAI, request other information or discuss your questions about the Funds by calling 1 877-691-1118 or by writing the Funds at:

 ONE GROUP(R) MUTUAL FUNDS
 1111 POLARIS PARKWAY
 COLUMBUS, OHIO 43271-1235
  OR VISITING
 WWW.ONEGROUP.COM


 or visiting

 WWW.ONEGROUP.COM

You can also review and copy the Funds' reports and the SAI at the Public Ref-erence Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-202-942-8090.) You can also get reports and other information about the Funds from the EDGAR Database on the SEC's web site at http://www.sec.gov. Copies of this information also may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009 and paying a copying charge.

(Investment Company Act File No. 811-4236)


TOG-I-124

[LOGO OF ONE GROUP]

FOR INSTITUTIONAL CLIENTS


Institutional Money Market Funds

                    PROSPECTUS

                    Class S Shares


                    November 1, 2001



                    One Group(R) Institutional Prime Money Market Fund One Group(R) Treasury Only Money Market Fund
                    One Group(R) Government Money Market Fund



                    The Securities and Exchange Commission has not approved or disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                 ---------
[LOGO OF BANK ONE]

Table of

  CONTENTS


   Fund Summaries: Investments, Risk & Performance
   One Group Institutional Prime Money Market Fund    1
                                                     ---
         One Group Treasury Only Money Market Fund    4
                                                     ---
            One Group Government Money Market Fund    7
                                                     ---



                  More About The Funds
                  Principal Investment
                            Strategies   10
                                        ---
                      Investment Risks   11
                                        ---
                 Portfolio Quality and
                              Maturity   12
                                        ---



       How to Do Business
    with One Group Mutual
                    Funds
   Purchasing Fund Shares   13
                           ---
   Exchanging Fund Shares   16
                           ---
    Redeeming Fund Shares   17
                           ---



      Privacy Policy   19
                      ---



                 Shareholder
                 Information
               Voting Rights   21
                              ---
           Dividend Policies   21
                              ---
            Tax Treatment of
                Shareholders   21
                              ---
      Shareholder Statements
                 and Reports   22
                              ---



          Management of
              One Group
           Mutual Funds
            The Advisor    23
                          ---
          Advisory Fees    23
                          ---



     Financial
    Highlights    24
                 ---
      Appendix
            A:
    Investment
     Practices    27
                 ---

                     -----------------------------------
  ONE GROUP(R)             Institutional Prime
-------------------------- Money Market Fund

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

What is the goal of the Institutional Prime Money Market Fund?
The Fund seeks current income with liquidity and stability of principal.

What are the Institutional Prime Money Market Fund's Main Investment
Strategies?
The Fund invests exclusively in high-quality, short-term money market instru-ments. These instruments include corporate notes, commercial paper, funding agreements, certificates of deposit and bank obligations. The Fund will comply with Securities and Exchange Commission ("SEC") rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. The Fund will concentrate its investments in the financial services industry, in-cluding asset-backed commercial paper programs. For more information about the Institutional Prime Money Market Fund's investment strategies, please read "More About The Funds" and "Principal Investment Strategies."

What are the main risks of investing in the Institutional Prime Money Market
Fund?
The main risks of investing in the Institutional Prime Money Market Fund and the circumstances likely to adversely affect your investment are described be-low. Before you invest, please read "More About the Funds" and "Investment Risks."

MAIN RISKS

Credit Risk. Because the Fund only invests in high-quality obligations and lim-its its average maturity to 90 days or less, credit risk is minimized. Nonethe-less, if an issuer fails to pay interest or principal, the value of your in-vestment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

Concentration. The Fund will invest a significant portion of its assets in the securities of companies in the financial services industry. Because of the Fund's greater exposure to that industry, economic, political and regulatory developments affecting the financial services industry will have a dispropor-tionate impact on the Fund. These developments include changes in interest rates, earlier than expected repayments by borrowers, an inability to achieve the same yield on the reinvestment of prepaid obligations and federal and state laws which may restrict the remedies that a lender has when a borrower defaults on a loan.

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its subsidiaries and is not insured or guaranteed by the Fed-eral Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                                       1
----

  Fund Summary             Institutional Prime
-------------------------
                           Money Market Fund
How has the Institutional Prime Money Market Fund performed?

By showing the variability of the Institutional Prime Money Market Fund's per-formance from year to year, the chart and table below help show the risk of in-vesting in the Fund. Please remember that the past performance of the Institu-tional Prime Money Market Fund is not necessarily an indication of how the Fund will perform in the future.


Bar Chart/1/ (per calendar year) -- Class S Shares


--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.



                                    [GRAPH]

                                 2000    6.30%



/1/For the period from January 1, 2001, through September 30, 2001, the Fund's total return was %.


--------------------------------------------------------------------------------

Best Quarter: 1.61% 3Q2000 Worst Quarter: 1.40% 1Q2000

--------------------------------------------------------------------------------

The Average Annual Total Return Table shows the Fund's average annual total re-turns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.


Average Annual Total Returns through December 31, 2000/1/


-------------------------------------------
           inception           performance
         date of class 1 year since 4/19/99
-------------------------------------------
Class S     4/10/00    6.30%      5.79%


/1/For periods prior to the commencement of operations of Class S on April 10, 2000, the performance of Class S shares is based on Class I share perfor-mance adjusted to reflect the differences in expenses.


To obtain the Fund's current yield information, please call toll-free 1-877-691-1118 or visit www.onegroup.com.



                                       2
----

  Fund Summary             Institutional Prime
-------------------------
                           Money Market Fund

Fees and Expenses

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



annual fund operating expenses
---------------------------------------------------
(expenses that are deducted from Fund
assets)                                     class s
---------------------------------------------------
Investment Advisory Fees                      .10%
---------------------------------------------------
Other Expenses/1/                             .32%
---------------------------------------------------
Total Annual Fund Operating Expenses          .42%
---------------------------------------------------
Fee Waiver and/or Expense Reimbursement/2/   (.02%)
---------------------------------------------------
Net Expenses                                  .40%
---------------------------------------------------




/1/Class S shareholders pay a shareholder servicing fee of up to .25% of the average daily net assets of such shares. The services provided may include providing reports and other information related to the maintenance of share-holder accounts.


/2/Banc One Investment Advisors Corporation has contractually agreed to waive
  .02% of investment advisory fees so as to limit investment advisory fees to .08% for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples

--------------------------------------------------------------------------------
The examples are in-tended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples as-sume that you invest $10,000 in the Fund for the time periods indicated and re-flect what you would pay if you either redeemed all of your shares or continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating ex-penses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.


         1 year/1/ 3 years 5 years 10 years
-------------------------------------------
Class S     $36     $130    $233     $534
-------------------------------------------


/1/Without contractual fee waivers, 1 Year expenses would be $44.



                                       3
----

                     ------------------------------------
  ONE GROUP(R)             Treasury Only
--------------------------
                           Money Market Fund
Fund Summary: Investments, Risk & Performance

What is the goal of the Treasury Only Money Market Fund?
The Fund seeks high current income with liquidity and stability of principal with the added assurance of a Fund that does not purchase securities that are subject to repurchase agreements.

What are the Main Investment Strategies of the Treasury Only Money Market Fund? The Fund invests exclusively in short-term U.S. Treasury bills, notes and bonds. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Treasury Only Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What are the main risks of investing in the Treasury Only Money Market Fund? The main risks of investing in the Treasury Only Money Market Fund and the cir-cumstances likely to adversely affect your investment are described below. Be-fore you invest, please read "More About the Funds" and "Investment Risks."

main risks

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possi-ble to lose money by investing in the Fund.


                                       4
----

  Fund Summary             Treasury Only
-------------------------
                           Money Market Fund
How has the Treasury Only Money Market Fund performed?
By showing the variability of the Treasury Only Money Market Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. Please remember that the past performance of the Treasury Only Money Market Fund is not necessarily an indication of how the Fund will perform in the future.

Bar Chart (per calendar year)1,2 -- Class S Shares

--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [GRAPH]

                                 1994    3.76%
                                 1995    5.41%
                                 1996    4.94%
                                 1997    5.02%
                                 1998    4.82%
                                 1999    4.40%
                                 2000    5.74%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's total return was %.

/2/For periods prior to the commencement of operations of Class S on April 10, 2000, the performance of Class S shares is based on Class I share perfor-mance, adjusted to reflect differences in expenses.

--------------------------------------------------------------------------------

Best Quarter: 1.49% 4Q2000 Worst Quarter: .71% 1Q1994

--------------------------------------------------------------------------------

The Average Annual Total Return Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2000/1/


--------------------------------------------------------------------------------

                                      performance
             inception                      since
         date of class 1 year 5 years     4/16/93
-------------------------------------------------
Class S     4/10/00    5.74%   4.99%     4.68%
-------------------------------------------------

/1/For periods prior to the commencement of operations of Class S on April 10, 2000, the performance of Class S shares is based on Class I share perfor-mance adjusted to reflect the differences in expenses.



To obtain current yield information, call toll-free 1-877-691-1118 or visit www.onegroup.com.

                                       5
----

  Fund Summary             Treasury Only
--------------------------
                           Money Market Fund

Fees and Expenses

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



annual fund operating expenses
---------------------------------------------
(expenses that are deducted from
Fund assets)                          class s
---------------------------------------------
Investment Advisory Fees               .08%
---------------------------------------------
Other Expenses/1/                      .31%
---------------------------------------------
Total Annual Fund Operating Expenses   .39%
---------------------------------------------




/1/ Class S shareholders pay a shareholder servicing fee of up to .25% of the average daily net assets of such shares. The services provided may include providing reports and other information related to the maintenance of shareholder accounts.



Examples

--------------------------------------------------------------------------------

             1 year            3 years                     5 years                     10 years
             ----------------------------------------------------------------------------------
              $36               $126                        $224                         $512
             ----------------------------------------------------------------------------------

The examples are in-tended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or continued to hold them at the end of the periods shown. The examples also assume that your in-vestment has a 5% return each year and that the Fund's operating expenses re-main the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.


                                       6
----

                     ----------------------------------------------------
  ONE GROUP(R)             Government Money Market Fund
--------------------------------------------------------------------------

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

What is the goal of the Government Money Market Fund?
The Fund seeks high current income with liquidity and stability of principal.

What are the Main Investment Strategies of the Government Money Market Fund? The Fund invests exclusively in high-quality, short-term securities that are issued or guaranteed by the U.S. government or by U.S. government agencies and instrumentalities. Some of the securities purchased by the Fund may be subject to repurchase agreements. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What are the main risks of investing in the Government Money Market Fund?
The main risks of investing in the Government Money Market Fund and the circum-stances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."

MAIN RISKS

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possi-ble to lose money by investing in the Fund.


                                       7
----

  Fund Summary             Government Money Market Fund
---------------------------
How has the Government Money Market Fund performed?
By showing the variability of the Government Money Market Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. Please remember that the past performance of the Government Money Market Fund is not necessarily an indication of how the Fund will perform in the future.

Bar Chart (per calendar year)/1/,/2/ -- Class S Shares

--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.


                                    [GRAPH]

                                 1994    3.98%
                                 1995    5.60%
                                 1996    5.16%
                                 1997    5.30%
                                 1998    5.21%
                                 1999    4.85%
                                 2000    6.13%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's total return was %.

/2/For periods prior to the commencement of operations of Class S on April 10, 2000, the performance of Class S shares is based on Class I share perfor-mance, adjusted to reflect differences in expenses.

--------------------------------------------------------------------------------

Best Quarter: 1.58% 3Q2000   Worst Quarter: .75% 1Q1994

--------------------------------------------------------------------------------

The Average Annual Total Return Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2000/1/


--------------------------------------------------------------------------------

           inception                   performance
         date of class 1 year 5 years since 6/14/93
---------------------------------------------------
Class S     4/10/00    6.13%   5.33%      5.01%
---------------------------------------------------


/1/For periods prior to the commencement of operations of Class S on April 10, 2000, the performance of Class S shares is based on Class I share performance adjusted to reflect the differences in expenses.



To obtain current yield information, call toll-free 1-877-691-1118 or visit www.onegroup.com.

                                       8
----

  Fund Summary             Government Money Market Fund
---------------------------
Fees and Expenses

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


annual fund operating expenses
---------------------------------------------
(expenses that are deducted from
Fund assets)                          class s
---------------------------------------------
Investment Advisory Fees               .08%
---------------------------------------------
Other Expenses/1/                      .31%
---------------------------------------------
Total Annual Fund Operating Expenses   .39%
---------------------------------------------




/1/ Class S shareholders pay a shareholder servicing fee of up to .25% of the average daily net assets of such shares. The services provided may include providing reports and other information related to the maintenance of shareholder accounts.



Examples

--------------------------------------------------------------------------------

             1 year            3 years                     5 years                     10 years
             ----------------------------------------------------------------------------------
              $36               $126                        $224                         $512
             ----------------------------------------------------------------------------------

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or continued to hold them at the end of the periods shown. The examples also assume that your in-vestment has a 5% return each year and that the Fund's operating expenses re-main the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                                       9
----

                     -------------------------------------
  ONE GROUP(R)             More About the Funds
-----------------------------------------------------------
Each of the three Funds described in this prospectus is a series of One Group Mutual Funds ("One Group") and is managed by Banc One Investment Advisors Cor-poration ("Banc One Investment Advisors"). For more information about One Group and Banc One Investment Advisors, please read "Management of the Funds" and the Statement of Additional Information.

Principal Investment Strategies

The three mutual funds described in this prospectus are designed to produce high current income consistent with liquidity and stability of principal. The principal investment strategies that are used to meet each Fund's investment objective are described in "Fund Summaries: Investments, Risk & Performance" in the front of this prospectus. They are also described below.

There can be no assurance that the Funds will achieve their investment objec-tives. Please note that each Fund also may use strategies that are not de-scribed below, but which are described in the Statement of Additional Informa-tion.

one group institutional prime money market fund. The Fund invests only in U.S. dollar denominated securities.

 . The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

 .  Each security held by the Fund will mature in 397 days or less.

 . The Fund will acquire only those securities that present minimal credit risks.

 . The Fund invests exclusively in money market instruments. These include, but are not limited to:

   1. corporate notes;

   2. commercial paper;

   3. funding agreements;

   4. certificates of deposit; and

   5. bank obligations.

 . Under normal conditions, the Fund will invest at least 25% of its total as-sets in securities issued by companies in the financial services industry, although the Fund may invest less than 25% of its total assets in that in-dustry if warranted due to adverse economic conditions and if investing less than that amount would be in the best interests of shareholders. The finan-cial services industry includes banks, broker-dealers, finance companies and other issuers of asset-backed securities.


 .  The Fund may lend its securities.

                                       10
----

------------
                      What is Average Weighted Maturity?

Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual securities in a fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a fund's sensitivity to changes in interest rates. The longer the average weighted maturity, the more fluctuation in yield you can expect.

ONE GROUP TREASURY ONLY MONEY MARKET FUND. The Fund invests only in U.S. dollar denominated securities.

 . The Fund invests exclusively in short-term U.S. Treasury bills, notes and bonds. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.


 . The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

 .  Each security held by the Fund will mature in 397 days or less.

 . The Fund will acquire only those securities that present minimal credit risks.

 .  The Fund may lend its securities.

ONE GROUP GOVERNMENT MONEY MARKET FUND. The Fund invests only in U.S. dollar denominated securities.

 . The Fund invests exclusively in short-term securities that are issued or guaranteed by the U.S. government or by U.S. government agencies and instru-mentalities. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

 . The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

 .  Each security held by the Fund will mature in 397 days or less.

 . The Fund will acquire only those securities that present minimal credit risks.

 . In addition to fixed-rate government securities, the Fund also may invest in variable and floating rate government securities and other money market funds that have similar investment policies and objectives. These money mar-ket funds must only invest in securities with short-term ratings equivalent to or higher than those in which the Fund invests.


 .  The Fund may lend its securities.

INVESTMENT RISKS

The main risks associated with investing in the Institutional Money Market Funds are described in the "Fund Summaries: Investments, Risk & Performance" in the front of this prospectus. Additional risks are described below.

NET ASSET VALUE. There is no assurance that the Funds will meet their investment objectives or be able to maintain a net asset value of $1.00 per share on a continuous basis.

FIXED INCOME SECURITIES. Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates


                                      11
----

------------

if rates fall, the value of the investments generally increases. The value of the securities in the Fund and the value of your investment in the Fund will increase and decrease as the value of the Fund's investments increases and de-creases. While securities with longer duration and maturities tend to produce higher yields, they also are subject to greater fluctuations in value when in-terest rates change. Usually changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your invest-ment.


prepayment and call risk. As part of its investment strategy, the Institutional Prime Money Market Fund invests in mortgage-backed and asset-backed securities and the Government Money Market Fund may invest in mortgage-backed securities. These securities are subject to prepayment and call risks. The issuers of these securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed and asset-backed securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. The Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

derivatives. The Institutional Prime Money Market Fund and the Government Money Market Fund may invest in securities that may be considered to be derivatives. These securities may be more volatile than other investments. Derivatives pres-ent, to varying degrees, market, credit, leverage, liquidity and management risks.

                             WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

For more information about risks associated with the types of investments that the Institutional Money Market Funds purchase, please read "Fund Summaries: In-vestments, Risk & Performance," Appendix A and the Statement of Additional In-formation.



illiquid investments. Each Fund may invest up to 10% of its assets in illiquid investments. A security is illiquid if it cannot be sold at approximately the value assessed by the Fund within seven (7) days. Banc One Investment Advisors will follow guidelines adopted by the Board of Trustees of One Group Mutual Funds in determining whether an investment is illiquid.


Portfolio Quality And Maturity

The quality and maturity of money market funds are subject to SEC rules. Qual-ity is generally restricted to the two highest short-term ratings or their equivalent. Maturity is limited both as to total portfolio average and as to each individual security. With respect to portfolio average, the rules limit the Fund's average weighted maturity to 90 days. With respect to each individ-ual security, remaining maturity is restricted to 397 days at acquisition. Moreover, the SEC rules limit exposure to a single issuer to 5% of a diversi-fied money market fund's assets (although there is no limit on government secu-rities).


Subsequent to its purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Fund's Board of Trustees will consider such an event in determining whether the Fund should continue to hold the security.


                                       12
----

                     -----------------------------------------
  ONE GROUP(R)             How to Do Business with
--------------------------
                           One Group Mutual Funds
Purchasing Fund Shares

Where can I buy shares?

You may purchase Fund shares:

 . Directly from One Group through The One Group Services Company (the "Dis-tributor"), and

 . From Shareholder Servicing Agents. These include investment advisors, bro-kers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent.

Who may purchase Class S shares?


Class S shares may be purchased by:


 . Institutional investors, such as corporations, pension and profit sharing plans, and foundations; and any organization authorized to act in a fidu-ciary, advisory, custodial or agency capacity, including affiliates of Bank One Corporation. Class S shares are designed for investors requiring additional services. Accounts may be opened with the Funds' transfer agent, State Street Bank and Trust Company, either directly or through a Shareholder Servicing Agent.


 . If you have questions about eligibility, please call 1-877-691-1118.

When can I buy shares?

 . Purchases may be made on any business day. This includes any day that the Funds are open for business. The Funds will be closed on weekends and days on which the New York Stock Exchange ("NYSE") or the Federal Reserve are closed, including the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving, and Christmas Day.

 .   Purchase requests will be effective on the day received and you will be el-
    igible to receive dividends declared the same day, if such purchase orders are received:

 (i)    before 3:00 p.m. ET for the Treasury Only Money Market Fund; and

 (ii) before 5:00 p.m. ET for the Institutional Prime and Government Money Market Funds.

 .   On occasion, the NYSE closes before 4:00 p.m. ET. When the NYSE closes ear-
    ly, purchase requests received after the NYSE closes will be effective the following business day.

 .   In addition, the Fund's custodian, State Street Bank and Trust Company, must receive "federal funds" before each Fund's cut-off time. If State Street Bank and Trust Company does not receive federal funds by the cut-off time, the purchase order will not be effective until the next business day on which federal funds are timely received by State Street Bank and Trust Company.

                                       13
----

------------

 .   If a Shareholder Servicing Agent holds your shares, it is the responsibil-
    ity of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

 .   The Distributor can reject a purchase order if it does not think that it is in the best interests of a Fund and/or shareholders to accept the order.

 .   Shares are electronically recorded. Therefore, certificates will not be is-
    sued.

How much do shares cost?

 .   Shares are sold at net asset value ("NAV").

 .   NAV per share is calculated by dividing the total market value of a Fund's investments and other assets (minus expenses) by the number of outstanding shares. The Funds use their best efforts to maintain their NAV at $1.00, although there is no guarantee that they will be able to do so.

 .   NAV is calculated each business day as of 3:00 p.m. ET for the Treasury
    Only and at 5:00 p.m. ET for the Institutional Prime Money Market Fund and the Government Money Market Fund.

How do I open an account?

1. Read the prospectus carefully, and select the Fund or Funds most appropri-ate for you.

2.  Decide how much you want to invest.

 . The minimum initial investment is $1,000,000 per Fund, per account. You are required to maintain a minimum account balance of $1,000,000 per Fund, per account.


 .   Subsequent investments must be at least $5,000 per Fund, per account.

 .   These minimums may be waived.

3. Complete the Account Application Form. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.


4.  Send the completed application to:

    one group mutual funds
    p.o. box 8528
    boston, ma 02266-8528


                                       14
----

------------
 .  And authorize a wire to:

    state street bank and trust company
    attn: custody and shareholder services
    aba 011 000 028
    dda 99034167
    fbo one group fund

    (ex: one group institutional prime money market fund-s)

    your account number
    (ex: 123456789)
    your account registration
    (ex: abc corporation)

5. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, ex-changes and redemptions.

6. If you have any questions, contact your Shareholder Servicing Agent or call 1-877-691-1118.

Can I Purchase Shares Over The Telephone?

Yes. Simply select this option on your Account Application Form and then:

 . Contact your Shareholder Servicing Agent or call 1-877-691-1118 to relay your purchase instructions.

 . Authorize a bank transfer or initiate a wire transfer payable to "One Group Mutual Funds" to State Street Bank and Trust Company to the follow-ing wire address:

    state street bank and trust company
    attn: custody and shareholder services
    aba 011 000 028
    dda 99034167
    fbo one group fund

    (ex: one group institutional prime money market fund-s)

    your account number
    (ex: 123456789)
    your account registration
    (ex: abc corporation)

 . One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

 . You may revoke your right to make purchases over the telephone by sending a letter to:

    one group mutual funds
    p.o. box 8528
    boston, ma 02266-8528

                                       15
----

------------

Exchanging Fund Shares

What are my exchange privileges?
You may exchange your shares for shares of any other Fund described in this prospectus.

 . One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.


 . One Group does not charge a fee for this privilege.

When are exchanges processed?
Exchanges are processed the same business day they are received, provided:

 .  State Street Bank and Trust Company receives the request by 3:00 p.m. ET.

 . You have provided One Group with all of the information necessary to process the exchange.

 . You have received a current prospectus of the Fund or Funds in which you wish to invest.

 .  You have contacted your Shareholder Servicing Agent, if necessary.


Are there limits on exchanges?
Yes. The exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore:

 . To prevent disruptions in the management of the Funds, One Group limits excessive exchange activity. Exchange activity is excessive if it exceeds two substantive exchange redemptions within 30 days of each other.

 . Excessive exchange activity will result in revocation of your exchange privilege.

 . In addition, One Group reserves the right to reject any exchange request (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise ad-versely affect other shareholders.

 . Your shares may be automatically redeemed and your account closed if, due to exchanges, you no longer meet the Fund's minimum balance requirement. For information on the minimum required balance, please read, "How Do I Open An Account?"

                                       16
----

------------

Redeeming Fund Shares

When can I redeem shares?
You may redeem all or some of your shares on any day that the Funds are open for business.

 .  Redemption requests received before 3:00 p.m. ET for the Treasury Only Money
   Market Fund and 5:00 p.m. ET for the Institutional Prime and Government
   Money Market Funds, will be effective that day.

 . All required documentation in the proper form must accompany a redemption request. One Group may refuse to honor incomplete redemption requests.

How do I redeem shares?
 .  You may use any of the following methods to redeem your shares:

 1. You may send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

    one group mutual funds
    p.o. box 8528
    boston, ma 02266-8528



 2. You may redeem over the telephone. Please see "Can I redeem by tele-phone?" for more information.



 . One Group may require that the signature on your redemption request be guar-anteed by a participant in the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

 1.  the redemption is payable to the shareholder of record; and


 2.  the redemption check is mailed to the shareholder at the record address;
     and


 3. the redemption is payable by wire or bank transfer (ACH) to a pre-exist-ing bank account.

 . On the Account Application Form you may elect to have the redemption pro-ceeds mailed or wired to:

 1.  A designated commercial bank; or

 2.  Your Shareholder Servicing Agent.

 . The Funds will honor requests for same day payment if the request is re-ceived before 3:00 p.m. ET for the Treasury Only Money Market Fund and 5:00 p.m. ET for the Institutional Prime and Government Money Market Funds. If redemption requests are received after those times, the Funds will wire pay-ment the next business day.

                                       17
----

------------

What will my shares be worth?

 . The NAV of shares of the Funds is expected to remain constant at $1.00 per share, although there is no assurance that this will always be the case.

 . You will receive the NAV calculated after your redemption request is re-ceived. Please read "How much do shares cost?"

Can I redeem by telephone?
Yes, if you selected this option on your Account Application Form.

 . Contact your Shareholder Servicing Agent or call 1-877-691-1118 to relay your redemption request.

 . Your redemption proceeds will be mailed or wired to the commercial bank ac-count you designated on your Account Application Form.

 . One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instruc-tions and asking for personal identification. If these procedures are fol-lowed, One Group will not be responsible for any loss, liability, cost or ex-pense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

additional information regarding redemptions

 . Your shares may be automatically redeemed if, due to redemptions, you no longer meet the Fund's minimum balance requirement. For information on the minimum required balance, please read, "How do I open an account?"

 . One Group may suspend your ability to redeem when:

 1. Trading on the NYSE is restricted;

 2. The NYSE is closed (other than weekend and holiday closings);

 3. The SEC has permitted a suspension; or

 4. An emergency exists.

The Statement of Additional Information offers more details about this process.


                                       18
----

                     -----------------------------------------

  ONE GROUP(R)
                           Privacy Policy

---------------------------------------------------------------



One Group Mutual Funds understands that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.


Key Definitions


This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:


 . Consumer -- an individual who applies for or obtains a financial product or service from One Group Mutual Funds for personal, family or household purposes, including individuals who don't have a continuing relationship with One Group Mutual Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representa-tives, but do not invest in One Group Mutual Funds.


 . Customer -- a consumer who has a continuing relationship with One Group
   Mutual Funds through record ownership of fund shares.


 . Nonpublic personal information -- any personally identifiable financial information about a consumer that is obtained by One Group Mutual Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory list-ing is an example of public information.


Collection of Nonpublic Personal Information


We collect information to service your account, to protect you from fraud and to make available products and services that may be of interest to you. We col-lect nonpublic personal information about you from the following sources:


 . Information we receive from you on applications or other forms, on our website or through other means;


 . Information we receive from you through transactions, correspondence and other communications with us; and


 . Information we otherwise obtain from you in connection with providing you a financial product or service.


Information Sharing with Non-Affiliated Third Parties


We do not share any nonpublic personal information about our customers or for-mer customers with anyone, except as required or permitted by law. This means we may disclose all of the information we collect, as described above, to companies who help us maintain and service your account. For instance, we will share


                                       19
----

------------

information with the transfer agent for One Group Mutual Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas or as described in the following section.


Information Sharing with Joint Marketers


We also may share the information described above in Collection of Nonpublic Personal Information with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint mar-keting agreements. However, we only provide information about you to that bro-ker-dealer or financial intermediary from whom you purchased your One Group shares. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.


Children's Online Privacy Act Disclosure


From our website, One Group Mutual Funds does not knowingly collect or use per-sonal information from children under the age of 13 without obtaining verifi-able consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.


Security


For your protection, One Group Mutual Funds maintains security standards and procedures that we continually update to safeguard against unauthorized disclo-sure of information or access to information about you.


We restrict access to nonpublic personal information about you to those indi-viduals who need to know that information to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.


One Group Mutual Funds' Privacy Commitment


One Group Mutual Funds is committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.onegroup.com.


                                       20
----

                     -----------------------------------------

  ONE GROUP(R)
                           Shareholder Information

---------------------------------------------------------------

Voting Rights


The Funds do not hold annual shareholder meetings, but may hold special meet-ings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective or approve an investment advi-sory contract.


As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters re-lating solely to that Fund or class, or which affect that Fund or class differ-ently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.


Dividend Policies


dividends. The Funds generally declare dividends each business day. Dividends are distributed on the first business day of the next month after they are de-clared. Capital gains, if any, for all Funds are distributed at least annually.


dividend reinvestment. You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, un-less you have elected to take such payments in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.


If you want to change the way in which you receive dividends and distributions, you must write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effec-tive upon receipt by State Street. You may change the way you receive dividends and distributions by calling 1-877-691-1118.


Tax Treatment of Shareholders


Taxation of Shareholder Transactions


A sale, exchange, or redemption of Fund shares may produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions. For more information about your specific tax situation, please consult your tax advisor.


Taxation of Distributions. Each Fund will distribute substantially all of its net investment income. Dividends you receive from a Fund will be taxable to you, whether reinvested or received in cash. Dividends from a Fund's net in-vestment income (generally all of the Fund's net investment income), if any, will be taxable as ordinary income.


                                       21
----

------------

Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid the previous December.


Tax Information. The Form 1099 that is mailed to eligible taxpayers in January details dividends and their federal tax category. Even though the Funds provide this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information see the Statement of Ad-ditional Information. Please note that this tax discussion is general in na-ture; no attempt has been made to present a complete explanation of the feder-al, state, local or foreign tax treatment of the Funds or their shareholders.

Shareholder Statements and Reports

One Group or your Shareholder Servicing Agent will send you transaction confir-mation statements and quarterly account statements. Please review these state-ments carefully. One Group will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Shareholder Servicing Agent may have a different cut-off time.

To reduce expenses and conserve natural resources, One Group will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or One Group reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-877-691-1118 and One Group will begin individual delivery within 30 days. If you would like to receive these docu-ments by e-mail, please visit www.onegroup.com and sign up for electronic de-livery.

If you are the record owner of your One Group shares (that is, you did not use a Shareholder Servicing Agent to buy your shares), you may access your account statements at www.onegroup.com.

In March and September you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other re-ports.

If you have any questions or need additional information, please write One Group Mutual Funds at 1111 Polaris Parkway, Columbus, OH 43271-1235, call 1-877-691-1118 or visit www.onegroup.com.

                                       22
----

                     ------------------------------------------
  ONE GROUP(R)             Management of
-------------------------- One Group Mutual Funds

The Advisor

Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment pro-gram. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to One Group Mutual Funds since its inception. In addition, Banc One Investment Advi-sors serves as investment advisor to other mutual funds and individual corpo-rate, charitable, and retirement accounts. As of June 30, 2001, Banc One In-vestment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $132 billion in assets.


Advisory Fees

Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each Fund. For the most recent fiscal year, the Funds paid advisory fees at the following rates:

--------------------------------------------------------------------------------

                                                          annual rate
                                                        as percentage of
fund                                                average daily net assets
One Group(R) Institutional Prime Money Market Fund            .08%
----------------------------------------------------------------------------
One Group(R) Treasury Only Money Market Fund                  .08%
----------------------------------------------------------------------------
One Group(R) Government Money Market Fund                     .08%
----------------------------------------------------------------------------

                                       23
----

                     -----------------------------------

  ONE GROUP(R)
-------------------------- Financial Highlights






The Financial Highlights tables are intended to help you understand the Funds' performance for the last five years or the period of the Funds' operations, whichever is shorter. Certain information reflects financial results for a sin-gle Fund share. The total returns in the table represent the rate that an in-vestor would have earned or lost on an investment in the Funds (assuming rein-vestment of all dividends and distributions). This information for the Funds has been audited by PricewaterhouseCoopers LLP whose report, along with the Funds' financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.



                                                        year   april 10,
                                                       ended    2000 to
INSTITUTIONAL PRIME MONEY                             june 30, june 30,
MARKET FUND CLASS S                                     2001    2000(a)
---------------------------------------------------------------------------
net asset value, beginning of period                           $  1.000
---------------------------------------------------------------------------
Investment Activities:
 Net investment income                                            0.014
---------------------------------------------------------------------------
Distributions:
 Net investment income                                           (0.014)
---------------------------------------------------------------------------
net asset value, end of period                                 $  1.000
---------------------------------------------------------------------------
Total Return                                                       1.38%(b)

ratios/supplementary data:
 Net assets at end of period (000)                             $ 44,707
 Ratio of expenses to average net assets                           0.35%(c)
 Ratio of net investment income to average net assets              6.29%(c)
 Ratio of expenses to average net assets*                          0.44%(c)


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized.

                                       24
----

                     --------------------------------------------------
  ONE GROUP(R)

------------------------------------------------------------------------



                                                        year   april 10,
                                                       ended    2000 to
TREASURY ONLY MONEY MARKET                            june 30, june 30,
FUND CLASS S                                            2001    2000(a)
----------------------------------------------------------------------------
net asset value, beginning of period                           $   1.000
----------------------------------------------------------------------------
Investment Activities:
 Net investment income                                             0.012
----------------------------------------------------------------------------
Distributions:
 Net investment income                                            (0.012)
----------------------------------------------------------------------------
net asset value, end of period                                 $   1.000
----------------------------------------------------------------------------
Total Return                                                        1.24%(b)

ratios/supplementary data:
 Net assets at end of period (000)                             $ 122,569
 Ratio of expenses to average net assets                            0.35%(c)
 Ratio of net investment income to average net assets               5.53%(c)
 Ratio of expenses to average net assets*                           0.41%(c)


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized.


                                       25
----

                     --------------------------------------------------
  ONE GROUP(R)

------------------------------------------------------------------------



                                                        year   april 10,
                                                       ended    2000 to
                                                      june 30, june 30,
GOVERNMENT MONEY MARKET FUND CLASS S                    2001    2000(a)
----------------------------------------------------------------------------
net asset value, beginning of period                           $   1.000
----------------------------------------------------------------------------
Investment Activities:
 Net investment income                                             0.013
----------------------------------------------------------------------------
Distributions:
 Net investment income                                            (0.013)
----------------------------------------------------------------------------
net asset value, end of period                                 $   1.000
----------------------------------------------------------------------------
Total Return                                                        1.35%(b)

ratios/supplementary data:
 Net assets at end of period (000)                             $ 215,079
 Ratio of expenses to average net assets                            0.35%(c)
 Ratio of net investment income to average net assets               5.97%(c)
 Ratio of expenses to average net assets*                           0.40%(c)


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
    (A) Period from commencement of operations. (B) Not annualized. (C) Annualized.

                                       26
----

                     ------------------------
  ONE GROUP(R)             Appendix A
----------------------------------------------

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Fixed income securities are primarily in-fluenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, please see the Statement of Additional Information. Following the table is a more complete discussion of risk.

                                   FUND NAME       FUND CODE
    --------------------------------------------------------
      One Group(R) Institutional Prime Money
                                 Market Fund            1
    --------------------------------------------------------
 OneGroup(R) Treasury Only Money Market Fund            2
    --------------------------------------------------------
        One Group(R) Government Money Market
                                        Fund            3
    --------------------------------------------------------

                                                                 Fund   Risk
Instrument                                                       Code   Type
-------------------------------------------------------------------------------
U.S. Treasury Obligations: Bills, notes and bonds.                1-3 Market
-------------------------------------------------------------------------------
Treasury Receipts: TRs, TIGRS and CATS.                             1 Market
-------------------------------------------------------------------------------
U.S. Government Agency Securities: Securities issued by          1, 3
agencies and instrumentalities of the U.S. government. These          Market
include Fannie Mae and Freddie Mac.                                   Credit
-------------------------------------------------------------------------------
Certificates of Deposit: Negotiable instruments with a stated       1 Market
maturity.                                                             Credit
                                                                      Liquidity
-------------------------------------------------------------------------------
Time Deposits: Non-negotiable receipts issued by a bank in          1 Liquidity
exchange for the deposit of funds.                                    Credit
                                                                      Market
-------------------------------------------------------------------------------
Repurchase Agreements: The purchase of a security and the        1, 3
simultaneous commitment to return the security to the seller at       Credit
an agreed upon price on an agreed upon date. This is treated as       Market
a loan.                                                               Liquidity
-------------------------------------------------------------------------------
Securities Lending: The lending of up to 33 1/3% of the Fund's    1-3 Credit
total assets. In return, the Fund will receive cash, other            Market
securities and/or letters of credit.                                  Leverage
-------------------------------------------------------------------------------


                                       27
----

------------

                                                                Fund    Risk
Instrument                                                      Code    Type
-------------------------------------------------------------------------------
When-Issued Securities and Forward Commitments: Purchase or      1-3 Market
contract to purchase securities at a fixed price for delivery        Leverage
at a future date.                                                    Liquidity
-------------------------------------------------------------------------------
Investment Company Securities: Shares of other money market     1, 3 Market
mutual funds, including One Group money market funds and
shares of other money market mutual funds for which Banc One
Investment Advisors or its affiliates serve as investment
advisor or administrator. Banc One Investment Advisors will
waive certain fees when investing in funds for which it serves as investment advisor.
-------------------------------------------------------------------------------
Extendable Commercial Notes: Variable rate notes which             1 Market
normally mature within a short period of time (e.g., one             Credit
month) but which may be extended by the issuer for a maximum         Liquidity
maturity of 13 months.
-------------------------------------------------------------------------------
Bankers' Acceptances: Bills of exchange or time drafts drawn       1 Credit
on and accepted by a commercial bank. Maturities are generally       Liquidity
six months or less.                                                  Market
-------------------------------------------------------------------------------
Commercial Paper: Secured and unsecured short-term promissory      1 Credit
notes issued by corporations and other entities. Maturities          Liquidity
generally vary from a few days to nine months.                       Market
-------------------------------------------------------------------------------
Foreign Securities: Commercial paper of foreign issuers and        1 Market
obligations of foreign banks, overseas branches of U.S. banks        Political
and supranational entities.                                          Liquidity
                                                                     Foreign
                                                                     Investment
-------------------------------------------------------------------------------
Restricted Securities: Securities not registered under the         1 Liquidity
Securities Act of 1933, such as privately placed commercial          Market
paper and Rule 144A securities.
-------------------------------------------------------------------------------
Variable and Floating Rate Instruments: Obligations with        1, 3 Market
interest rates which are reset daily, weekly, quarterly or           Credit
some other period and which may be payable to the Fund on            Liquidity
demand.
-------------------------------------------------------------------------------

                                       28
----

------------

                                                                Fund    Risk
Instrument                                                      Code    Type
-------------------------------------------------------------------------------
Mortgage-Backed Securities: Debt obligations secured by real      1  Prepayment
estate loans and pools of loans. These include collateralized        Market
mortgage obligations ("CMOs") and Real Estate Mortgage               Credit
Investment Conduits ("REMICs").                                      Regulatory
-------------------------------------------------------------------------------
Demand Features: Securities that are subject to puts and          1  Market
standby commitments to purchase the securities at a fixed            Liquidity
price (usually with accrued interest) within a fixed period of       Management
time following demand by a Fund.
-------------------------------------------------------------------------------
Municipal Securities: Securities issued by a state or             1  Market
political subdivision to obtain funds for various public             Credit
purposes. Municipal securities include private activity bonds        Political
and industrial development bonds, as well as General                 Tax
Obligation Notes, Tax Anticipation Notes, Bond Anticipation          Regulatory
Notes, Revenue Anticipation Notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal
housing authorities and single family revenue bonds.
-------------------------------------------------------------------------------
Short-Term Funding Agreements: Agreements issued by banks and     1  Market
highly rated insurance companies such as Guaranteed Investment       Credit
Contracts ("GICs") and Bank Investment Contracts ("BICs").           Liquidity
-------------------------------------------------------------------------------
Participation Interests: Interests in municipal securities,       1  Credit
including municipal leases, from financial institutions such         Tax
as commercial and investment banks, savings and loan                 Market
associations and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Funds to treat the income from the investment as exempt from federal income tax.
-------------------------------------------------------------------------------
Asset-Backed Securities: Securities secured by company            1  Prepayment
receivables, home equity loans, truck and auto loans, leases,        Market
credit card receivables and other securities backed by other         Credit
types of receivables or other assets.                                Regulatory
-------------------------------------------------------------------------------

                                       29
----

------------

Investment Risks

Below is a more complete discussion of the types of risks inherent in the secu-rities and investment techniques listed above. Because of these risks, the value of the securities in the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risks than others.

 . Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial ob-ligation. Credit risk is generally higher for non-investment grade securi-ties. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

 . Foreign Investment Risk. Risks associated with higher transaction costs, de-layed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Ad-verse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dol-lar denominated debt, thereby increasing credit risk.

 . Leverage Risk. The risk associated with securities or practices that multi-ply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

 . Liquidity Risk. The risk that certain securities may be difficult or impos-sible to sell at the time and the price that normally prevails in the mar-ket. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative ef-fect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advan-tage of it are tied up in less advantageous investments.

 . Management Risk. The risk that a strategy used by a Fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

 . Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issu-er, industry, sector of the economy or the market as a whole. There also is the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable.

                                       30
----

------------

 . Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes and governmental collapse and war.

 . Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than ex-pected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to rein-vest in securities with a lower yield. Further, with early repayment, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

 . Regulatory Risk. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restric-tions on "due on sale" clauses and state usury laws.

 . Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

                                       31
----

------------
If you want more information about the Funds, the following documents are free upon request:

Annual/Semi-Annual Reports: Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information ("SAI"): The SAI provides more detailed in-formation about the Funds and is incorporated into this prospectus by refer-ence.

How can I get more information? You can get a free copy of the semi-annual/annual reports or the SAI, request other information or discuss your questions about the Funds by calling 1-877-691-1118 or by writing the Funds at:


 ONE GROUP(R) MUTUAL FUNDS
 1111 POLARIS PARKWAY
 COLUMBUS, OHIO 43271-1235
  OR VISITING

 WWW.ONEGROUP.COM

You can also review and copy the Funds' reports and the SAI at the Public Ref-erence Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-202-942-8090.) You can also get reports and other information about the Funds from the EDGAR Database on the SEC's web site at http://www.sec.gov. Copies of this information also may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009 and paying a copying charge.

(Investment Company Act File No. 811-4236)


TOG-F-136
                                                             [LOGO OF ONE GROUP]

STATE-SPECIFIC MUNICIPAL
MONEY MARKET FUNDS

Prospectus - November 1, 2001

Michigan Municipal Money Market Fund

Ohio Municipal Money Market Fund

Investing in high quality, short-term securities for current income, stability of principal and liquidity

[LOGO] BAIRD SERVICE AGENT

This prospectus is to be used only by asset management account clients of Robert
W. Baird & Co.

The funds are series of On Group Mutual Funds. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of

  contents


                  Fund Summaries: Investments, Risk &
                                          Performance
            One Group Michigan Municipal Money Market
                                                 Fund   1
                                                       ---
           One Group Ohio Municipal Money Market Fund   5
                                                       ---



                               More About the Funds
                               Principal Investment
                                         Strategies   9
                                                     ---
                                   Investment Risks   10
                                                     ---
                              Portfolio Quality and
                                           Maturity   12
                                                     ---
                                Temporary Defensive
                                          Positions   13
                                                     ---



             How to Do Business with One Group
                                  Mutual Funds
                        Purchasing Fund Shares   14
                                                ---
           Distribution and Servicing Expenses   15
                                                ---
                         Redeeming Fund Shares   15
                                                ---



                Privacy Policy   17
                                ---



                  Shareholder Information
                            Voting Rights   19
                                           ---
                        Dividend Policies   19
                                           ---
                         Tax Treatment of
                             Shareholders   19
                                           ---
               Shareholder Statements and
                                  Reports   20
                                           ---


                       Management of
                           One Group
                        Mutual Funds
                         The Advisor    21
                                       ---
                       Advisory Fees    21
                                       ---

             Financial
            Highlights    22
                         ---
              Appendix
                    A:
            Investment
             Practices    24
                         ---

      ONE  GROUP(R)

      ------------------

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Michigan Municipal Money Market Fund






What is the goal of the Michigan Municipal Money Market Fund?

The Fund seeks as high a level of current interest income exempt from federal income tax and Michigan personal income tax as is consistent with capital preservation and stability of principal.

What are the Michigan Municipal Money Market Fund's main investment strategies?

The Fund invests in high-quality, short-term money market instruments. These include short-term municipal securities issued in Michigan, which provide tax-exempt income. The Fund may also invest in municipal securities issued by other states. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Michigan Municipal Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are municipal securities?

Municipal securities are issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal securities include private activity and industrial development bonds, Tax Anticipation Notes and participations in pools of municipal securities.


Will any portion of my investment be taxed?

Up to 100% of the Fund's assets may be invested in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.


What are the main risks of investing in the Michigan Municipal Money Market
Fund?

The main risks of investing in the Michigan Municipal Money Market Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."

------
   1

      ONE  GROUP(R)

      ------------------

----------------

FUND SUMMARY

Michigan Municipal Money
Market Fund

MAIN RISKS

Large Positions/Geographic Concentration. As a single state money market fund, this Fund is allowed by SEC rules to invest a large portion of its assets in one issuer. Because of these rules and the relatively small number of issuers of Michigan municipal securities, the Fund's performance is affected to a greater extent by the success of one or a few issuers than is the performance of a more diversified fund. Moreover, because the Fund will concentrate in Michigan issuances, certain factors particular to Michigan, including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives in Michigan, may have a disproportionately negative impact on the Fund's investments.

Credit Risk. Because the Fund only invests in high-quality obligations and limits its average maturity to 90 days or less, credit risk is minimized. Nonetheless, if an issuer fails to pay interest or principal, the value of your investment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its subsidiaries and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

------
 2

      ------------------



Michigan Municipal Money
Market Fund

How has the Michigan Municipal Money Market Fund performed?

By showing the variability of the Michigan Municipal Money Market Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. Please remember that the past performance of the Michigan Municipal Money Market Fund is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

Bar Chart (per calendar year)/1/,/2/ -- Class A Shares
--------------------------------------------------------------------------------


                                    [GRAPH]

                              1992          2.40%
                              1993          1.83%
                              1994          2.30%
                              1995          3.32%
                              1996          2.93%
                              1997          3.00%
                              1998          2.76%
                              1999          2.61%
                              2000          3.49%


/1/ For the period from January 1, 2001, through September 30, 2001, the Fund's
    total return was   %.

/2/ Performance data includes the performance of the Pegasus Michigan Municipal
    Money Market Fund for the period before it was consolidated with the One Group Michigan Municipal Money Market Fund on March 22, 1999.

--------------------------------------------------------------------------------

Best Quarter: .92% 4Q 2000   Worst Quarter: .43% 1Q 1993

--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2000/1/

--------------------------------------------------------------------------------

         inception 1 year 5 years  performance
          date of                 since 1/31/91
           class
Class A   1/31/91  3.49%   2.96%      2.84%


/1/ Performance data includes the performance of the Pegasus Michigan Municipal
    Money Market Fund for the period before it was consolidated with the One Group Michigan Municipal Money Market Fund on March 22, 1999.

TO OBTAIN CURRENT YIELD INFORMATION, CALL YOUR BAIRD REPRESENTATIVE AT 1-800-79-BAIRD. YOU ALSO MAY OBTAIN THIS INFORMATION BY VISITING BAIRD'S WEBSITE AT WWW.BAIRDONLINE.COM.

------
   3

      ONE  GROUP(R)

      ------------------



FUND SUMMARY

Michigan Municipal
Money Market Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


shareholder fees
-------------------------------------------------------------------
(fees paid directly from your investment)/1/                class a
-------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases              none
-------------------------------------------------------------------
 (as a percentage of offering price)
-------------------------------------------------------------------

Maximum Deferred Sales Charge (Load)                          none
-------------------------------------------------------------------
 (as a percentage of original purchase price of redemption
 proceeds, as applicable)
-------------------------------------------------------------------

Redemption Fee                                                none
-------------------------------------------------------------------
Exchange Fee                                                  none
-------------------------------------------------------------------

annual fund operating expenses
-------------------------------------------------------------------
(expenses that are deducted from Fund assets)/1/            class a
-------------------------------------------------------------------
Investment Advisory Fees                                      .35%
-------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees                    .25%
-------------------------------------------------------------------
Other Expenses                                                .20%
-------------------------------------------------------------------
Total Annual Fund Operating Expenses                          .80%
-------------------------------------------------------------------
Fee Waiver [and/or Expense Reimbursement]/2/                 (.06%)
-------------------------------------------------------------------
Net Expenses                                                  .74%
-------------------------------------------------------------------


/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent.



/2/ Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .74% for Class A shares for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown below. There is no sales charge (load) on reinvested dividends.

           class a
------------------
1 Year/1/   $ 76
------------------
3 Years      249
------------------
5 Years      438
------------------
10 Years     984
------------------

/1/ Without contractual fee waivers, 1 year expenses would be $82.

------
 4

      ONE  GROUP(R)

      ------------------

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Ohio Municipal
Money Market Fund

What is the Goal of the Ohio Municipal Money Market Fund?

The Fund seeks as high a level of current interest income exempt from federal income tax and Ohio personal income tax as is consistent with capital preservation and stability of principal.

What are the Ohio Municipal Money Market Fund's main investment strategies?

The Fund invests in high-quality, short-term money market instruments. These include short-term municipal securities issued in Ohio, which provide tax-exempt income. The Fund may also invest in municipal securities issued by other states. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Ohio Municipal Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are municipal securities?

Municipal securities are issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal securities include private activity and industrial development bonds, Tax Anticipation Notes and participations in pools of municipal securities.


Will any portion of my investment be taxed?

Up to 100% of the Fund's assets may be invested in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.


What are the main risks of investing in the Ohio Municipal Money Market Fund?

The main risks of investing in the Ohio Municipal Money Market Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."

------
   5

      ONE  GROUP(R)

      ------------------

    MAIN RISKS
----------------

FUND SUMMARY

Ohio Municipal Money Market Fund

MAIN RISKS

Large Positions/Geographically Concentrated. As a single state money market fund, this Fund is allowed by SEC rules to invest a large portion of its assets in one issuer. Because of these rules and the relatively small number of issuers of Ohio municipal securities, the Fund's performance is affected to a greater extent by the success of one or a few issuers than is the performance of a more diversified fund. Moreover, because the Fund will concentrate in Ohio issuances, certain factors particular to Ohio, including economic conditions, constitutional amendments, legislative and executive measures and voter initiatives in Ohio, may have a disproportionately negative impact on the Fund's investments.

Credit Risk. Because the Fund only invests in high-quality obligations and limits its average maturity to 90 days or less, credit risk is minimized. Nonetheless, if an issuer fails to pay interest or principal, the value of your investment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its subsidiaries and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

------
 6

      ------------------





Ohio Municipal Money Market Fund

How has The Ohio Municipal Money Market Fund performed?

By showing the variability of the Ohio Municipal Money Market Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. Please remember that the past performance of the Ohio Municipal Money Market Fund is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

Bar Chart (per calendar year)/1/ -- Class A Shares
--------------------------------------------------------------------------------


                                    [GRAPH]

                              1994          2.35%
                              1995          3.30%
                              1996          2.88%
                              1997          3.08%
                              1998          2.88%
                              1999          2.63%
                              2000          3.47%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's total return was %.


--------------------------------------------------------------------------------

Best Quarter: .91% 2Q 2000   Worst Quarter: .46% 1Q 1994

--------------------------------------------------------------------------------

The Average Annual Total Return Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2000/1/

--------------------------------------------------------------------------------

         inception 1 year 5 years  performance
          date of                 since 1/26/93
           class
Class A   1/26/93   3.47%  2.99%      2.84%



TO OBTAIN CURRENT YIELD INFORMATION, CALL YOUR BAIRD REPRESENTATIVE AT 1-800-79-BAIRD. YOU ALSO MAY OBTAIN THIS INFORMATION BY VISITING BAIRD'S WEBSITE AT WWW.BAIRDONLINE.COM.

------
   7

      ONE  GROUP(R)

      ------------------



FUND SUMMARY

Ohio Municipal

Money Market Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


shareholder fees
-------------------------------------------------------------------
(fees paid directly from your investment)/1/                class a
-------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases              none
-------------------------------------------------------------------
 (as a percentage of offering price)
-------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                          none
-------------------------------------------------------------------
 (as a percentage of original purchase price of redemption
 proceeds, as applicable)
-------------------------------------------------------------------
Redemption Fee                                                none
-------------------------------------------------------------------
Exchange Fee                                                  none
-------------------------------------------------------------------

annual fund operating expenses
-------------------------------------------------------------------
(expenses that are deducted from Fund assets)               class a
-------------------------------------------------------------------
Investment Advisory Fees                                      .30%
-------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees                    .25%
-------------------------------------------------------------------
Other Expenses                                                .20%
-------------------------------------------------------------------
Total Annual Fund Operating Expenses                          .75%
-------------------------------------------------------------------
Fee Waiver [and/or Expense Reimbursement]/2/                 (.04%)
-------------------------------------------------------------------
Net Expenses                                                  .71%
-------------------------------------------------------------------


/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent.



/2/ Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .71% for Class A shares for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown below. There is no sales charge (load) on reinvested dividends.

           class a
------------------
1 Year/1/   $ 73
------------------
3 Years      242
------------------
5 Years      426
------------------
10 Years     960
------------------

/1/ Without contractual fee waivers, 1 year expenses would be $80.


------
 8

      ------------------



More About the Funds

Each of the funds described in this prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation ("Banc One Investment Advisors").

--------------------------------------------------------------------------------
Principal Investment Strategies

The mutual funds described in this prospectus are designed to produce high current income consistent with liquidity or capital preservation and stability of principal. The principal investment strategies that are used to meet each Fund's investment objective are described in "Fund Summaries: Investments, Risk & Performance" in the front of this prospectus. They are also described below.


       FUNDAMENTAL POLICIES

 A Fund's investment strategy may
 involve "fundamental policies." A
 policy is fundamental if it cannot
 be changed without the consent of
 a majority of the outstanding
 shares of the Fund.

There can be no assurance that the Funds will achieve their investment objectives. Please note that each Fund may also use strategies that are not described below, but which are described in the Statement of Additional Information.

--
ONE GROUP MICHIGAN MUNICIPAL MONEY MARKET FUND.


 . The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

 .  Each security held by the Fund will mature in 397 days or less.

 . The Fund will acquire only those securities that present minimal credit risks.

 . As a matter of fundamental policy, the Fund will invest at least 80% of its assets in municipal securities, the income from which is exempt from both federal and Michigan personal income tax.



 . The Fund will purchase municipal securities only if the issuer receives assurances from its legal counsel that the interest payable on the securities is exempt from federal personal income tax and Michigan personal income tax.

 . The Fund also may invest up to 20% of its total assets in non-Michigan municipal securities, i.e., municipal securities issued by states, territories and possessions of the United States, including the District of Columbia, other than Michigan as well as their political subdivision, agencies, instrumentalities and authorities that produce interest exempt from federal income tax.


------
   9

 . The Fund has the ability, for temporary defensive purposes to invest as much as 100% of its assets in non-Michigan municipal securities that produce income that is subject to the federal alternative minimum tax, please read the section of this prospectus entitled, "Tax Treatment of Shareholders" before you invest.

 . The Fund also may invest up to 20% of its total assets in other types of securities, such as taxable money market instruments, including repurchase agreements.

  WHAT IS AVERAGE WEIGHTED MATURITY?

 Average weighted maturity is the
 average of all the current
 maturities (that is, the term of
 the securities) of the individual
 securities in a fund calculated so
 as to count most heavily those
 securities with the highest dollar
 value. Average weighted maturity
 is important to investors as an
 indication of a fund's sensitivity
 to changes in interest rates. The
 longer the average weighted
 maturity, the more fluctuation in
 share price you can expect.


--
ONE GROUP OHIO MUNICIPAL MONEY MARKET FUND.


 . The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

 .  Each security held by the Fund will mature in 397 days or less.

 . The Fund will acquire only those securities that present minimal credit risks.



 . As a matter of fundamental policy, the Fund will invest at least 80% of its assets in municipal securities, the income from which is exempt from both federal and Ohio personal income tax.


 . The Fund will purchase municipal securities only if the issuer receives assurances from its legal counsel that the interest payable on the securities is exempt from federal personal income tax and Ohio personal income tax.

 . The Fund also may invest up to 20% of its total assets in non-Ohio municipal securities, i.e., municipal securities issued by states, territories and possessions of the United States, including the District of Columbia, other than Ohio, as well as their political subdivisions, agencies, instrumentalities and authorities that produce interest exempt from federal income tax.

 . The Fund has the ability, for temporary defensive purposes, to invest as much as 100% of its assets in non-Ohio municipal securities that produce income that is subject to the federal alternative minimum tax. (If you are subject to the federal alternative minimum tax, please read the section of this prospectus entitled "Tax Treatment of Shareholders" before you invest.)

 . The Fund also may invest up to 20% of its total assets in other types of securities, such as taxable money market instruments, including repurchase agreements.

--------------------------------------------------------------------------------
Investment Risks

The main risks associated with investing in the Money Market Funds are described in "Fund Summaries: Investments, Risk & Performance" in the front of this prospectus. Additional risks are described below.

--
NET ASSET VALUE. There is no assurance that the Funds will meet their investment objectives or be able to maintain a net asset value of $1.00 per share on a continuous basis.

------
10

--

DIVERSIFICATION. The Michigan Municipal Money Market Fund and the Ohio Municipal Money Market Fund may be less diversified than money market funds that are not single state funds. This is because a single state fund may invest a significantly greater portion of its assets in the securities of a single issuer than can a "diversified" fund. In addition, each Fund's investments are concentrated geographically. These concentrations increase the risk of loss to each Fund if the issuer of a security fails to make interest or principal payments or if the market value of a security declines. Investment in each Fund may entail more risks than an investment in another type of money market fund.

--

THE MICHIGAN ECONOMY. The Michigan Municipal Money Market Fund's investments are concentrated in Michigan. The Michigan economy is heavily dependent on the automobile industry, a highly cyclical industry. This affects the revenue streams of the state and local governments because of its impact on tax sources, particularly sales taxes, income taxes and Michigan single business taxes. State and local revenues also are affected by statutory and constitutional changes adopted in 1993 and 1994, which limit annual assessment increases and transfer, in part, the financing of education costs from property taxes to sales taxes.


--
THE OHIO ECONOMY. The Ohio Municipal Money Market Fund's investments are concentrated in Ohio. While Ohio's economy has become increasingly diversified, it continues to rely to a significant degree on durable goods manufacturing, such as automobiles, tires, steel and household appliances. These industries tend to be cyclical. Agriculture also is an important part of the Ohio economy, and the state has several programs that provide financial assistance to farmers. Although obligations issued by the state and its political subdivisions are payable from specific sources or taxes, future economic difficulties and the impact on state and local government finances may negatively affect the market value of the Ohio municipal securities held by the Ohio Municipal Money Market Fund.

--

FIXED INCOME SECURITIES. Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of the securities in the Fund, and the value of your investment in the Fund, will increase and decrease as the value of the Fund's investments increases and decreases. While securities with longer duration and maturities tend to produce higher yields, they also are subject to greater fluctuations in value when interest rates change. Usually changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.


--

PREPAYMENT AND CALL RISK. Mortgage-backed securities and asset-backed securities are subject to prepayment and call risks. The issuers of these securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed and asset-backed securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. The Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.


------
  11

--------------------------------------------------------------------------------

--

DERIVATIVES. The funds may invest in securities that may be considered to be derivatives. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity and management risks.


       WHAT IS A DERIVATIVE?

 Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

For more information about risks associated with the types of investments that the Money Market Funds purchase, please read the "Fund Summaries: Investments, Risk, & Performance," Appendix A and the Statement of Additional Information.

--

ILLIQUID INVESTMENTS. Each Fund may invest up to 10% of its assets in illiquid investments. A security is illiquid if it cannot be sold at approximately the value assessed by the Fund within seven (7) days. Banc One Investment Advisors will follow guidelines adopted by the Board of Trustees of One Group Mutual Funds in determining whether an investment is illiquid.


Portfolio quality and maturity

The quality and maturity of money market funds are subject to SEC rules. Quality is generally restricted to the two highest short-term ratings or their equivalent. Maturity is limited both as to total portfolio average and as to each individual security. With respect to portfolio average, the rules limit the Fund's average weighted maturity to 90 days. With respect to each individual security, the remaining maturity is restricted to 397 days at acquisition. Moreover, the SEC rules limit exposure to a single issuer to 5% of a diversified money market fund's assets (although there is no limit on government securities).


Subsequent to its purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Fund's Board of Trustees will consider such an event in determining whether the Fund should continue to hold the security.





------
12

--------------------------------------------------------------------------------

Temporary Defensive Positions

To respond to unusual market conditions, the Ohio Municipal Money Market Fund and the Michigan Municipal Money Market Fund may take temporary defensive positions by:

 . investing all or most of their assets in cash equivalents (i.e., securities that are not municipal securities), and

 .  holding uninvested cash pending investment.

These investments may result in a lower yield than lower-quality or longer-term investments and may prevent the Funds from meeting their investment objectives.


      WHAT IS A CASH EQUIVALENT?

 Cash equivalents are highly liquid,
 high-quality instruments with
 maturities of three months or less
 on the date they are purchased.
 They include securities issued by
 the U.S. government, its agencies
 and instrumentalities, repurchase
 agreements (other than equity
 repurchase agreements),
 certificates of deposit, bankers'
 acceptances, commercial paper
 (rated in one of the two highest
 rating categories), variable rate
 master demand notes, money market
 mutual funds and bank money market
 deposit accounts.

------
  13

      ONE  GROUP(R)

      ------------------



How to Do Business with One Group Mutual Funds

--------------------------------------------------------------------------------

Purchasing Fund Shares

Where Can I Buy shares?

You may purchase the Funds through a third party such as a bank, broker-dealer or financial adviser ("financial representative"). Third parties with whom you open an account may impose policies, limitations and fees which are different than those described here. Shares purchased this way will be held for you by the financial representative. To purchase Fund Shares, contact your Baird Representative.

When Can I Buy shares?

 . Purchases may be made on any business day. This includes any day that the Funds are open for business. The Funds will be closed on weekends and days on which the New York Stock Exchange ("NYSE") or the Federal Reserve are closed, including the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving and Christmas Day.

 . Purchase requests will be effective on the day received and you will be eligible to receive dividends declared the same day, if such purchase orders are received before 12:00 noon, Eastern Time ("ET").

 . Purchase payments must be received or converted to "federal funds" before the times listed above. If the Fund does not receive federal funds by the cut-off time, the purchase order will not be effective until the next business day on which federal funds are timely received by the Fund.

 . On occasion, the NYSE will close early. When the NYSE closes before the times listed above, purchase requests received after the NYSE closes will be effective the following business day.

 . The Distributor can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order.

 . Shares are electronically recorded. Therefore, certificates will not be issued.

How much do shares cost?

Shares are sold at net asset value ("NAV") plus a sales charge, if any.

 . NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class expenses) by the number of outstanding shares in that class. The Funds use their best efforts to maintain their NAV at $1.00, although there is no guarantee that they will be able to do so.

 .  NAV is calculated each business day as of 12:00 noon ET.

------
14

--------------------------------------------------------------------------------









 . On occasion, the NYSE will close early. When the NYSE closes before the times listed above, NAV will be calculated as of the time the NYSE closes.

--------------------------------------------------------------------------------

Distribution and Servicing Expenses

12B-1 FEES

The Distributor compensates financial representatives who sell shares of One Group Mutual Funds. Compensation comes from 12b-1 fees and payments by the Distributor and the Funds' investment advisor from their own resources.

Each One Group Fund has adopted a plan under Rule 12b-1 that allows it to pay distribution and shareholder servicing fees for the sale and distribution of shares of the Funds. These fees are called 12b-1 fees. 12b-1 fees are paid by One Group Mutual Funds to the Distributor as compensation for its services and expenses. The Distributor in turn pays all or part of the 12b-1 fee to Shareholder Servicing Agents that sell shares of One Group.

1. Class A shares pay a 12b-1 fee of .25% of the average daily net assets of the Fund.

2. The Distributor may pay 12b-1 fees to its affiliates and to Banc One Investment Advisors and its affiliates (or any sub-advisor) for brokerage and other agency transactions.

3. Because 12b-1 fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
--------------------------------------------------------------------------------
Redeeming Fund Shares

When can I redeem shares?



You may redeem all or some of your shares on any day that the Funds are open for business. To redeem shares, contact your financial representative.

 .  Redemption requests will be effective that day if received before 12:00 noon
   ET.

 . On occasion, the NYSE will close early. When the NYSE closes before the times listed above, redemption requests received after the NYSE closes will be effective the following business day.

 . Your redemption proceeds will be paid within seven days after receipt of the redemption request. However, the Funds will attempt to honor requests for same day payment if the request is received before the times listed above. If redemption requests are received after these times, the Funds will attempt to wire payment the next business day.



 . All required documentation in the proper form must accompany a redemption request. One Group may refuse to honor incomplete redemption requests.


What will my shares be worth?

 . If the Fund receives your redemption request before the times listed in "When
  Can I Redeem Shares?", you will receive that day's NAV.


------
  15

----------------
Additional Information Regarding Redemptions

 . One Group may suspend your ability to redeem when:

 1. Trading on the New York Stock Exchange ("NYSE") is restricted.

 2. The NYSE is closed (other than weekend and holiday closings).

 3. The SEC has permitted a suspension.

 4. An emergency exists.

 The Statement of Additional Information offers more details about this process.


------
16

      ONE  GROUP(R)

      ------------------




Privacy Policy

One Group Mutual Funds understands that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.

Key Definitions

This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:

   . Consumer -- an individual who applies for or obtains a financial product or service from One Group Mutual Funds for personal, family or household purposes, including individuals who don't have a continuing relationship with One Group Mutual Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representatives, but do not invest in One Group Mutual Funds.

   . Customer -- a consumer who has a continuing relationship with One Group
     Mutual Funds through record ownership of fund shares.

   . Nonpublic personal information -- any personally identifiable financial information about a consumer that is obtained by One Group Mutual Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory listing is an example of public information.

Collection of Nonpublic Personal Information

We collect information to service your account, to protect you from fraud and to make available products and services that may be of interest to you. We collect nonpublic personal information about you from the following sources:

   . Information we receive from you on applications or other forms, on our website or through other means;

   . Information we receive from you through transactions, correspondence and other communications with us; and

   . Information we otherwise obtain from you in connection with providing you a financial product or service.

Information Sharing with Non-Affiliated Third Parties

We do not share any nonpublic personal information about our customers or former customers with anyone, except as required or permitted by law. This means we may disclose all of the information we collect, as described above, to companies who help us maintain and service your account. For instance, we will share information with

------
  17
the transfer agent for One Group Mutual Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas or as described in the following section.

Information Sharing with Joint Marketers

We also may share the information described above in Collection of Nonpublic Personal Information with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint marketing agreements. However, we only provide information about you to that broker-dealer or financial intermediary from whom you purchased your One Group shares. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.

Children's Online Privacy Act Disclosure

From our website, One Group Mutual Funds does not knowingly collect or use personal information from children under the age of 13 without obtaining verifiable consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.

Security

For your protection, One Group Mutual Funds maintains security standards and procedures that we continually update to safeguard against unauthorized disclosure of information or access to information about you.

We restrict access to nonpublic personal information about you to those individuals who need to know that information to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

One Group Mutual Funds' Privacy Commitment

One Group Mutual Funds is committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.onegroup.com.

------
18

      ONE  GROUP(R)

      ------------------





Shareholder Information

Voting Rights

The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective, or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.

--------------------------------------------------------------------------------

Dividend Policies

DIVIDENDS. The Funds generally declare dividends on each business day. Dividends are distributed on the first business day of each month. Capital gains, if any, for all Funds are distributed at least annually.

DIVIDEND REINVESTMENT. You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payments in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

If you want to change the way in which you receive dividends and distributions, contact your financial representative.

--------------------------------------------------------------------------------

Tax Treatment of Shareholders

A sale, exchange or redemption of Fund shares may produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions. For more information about your specific tax situation, please consult your tax advisor.


Taxation of Shareholder Transactions

Taxation of Dividends--Ohio Municipal Money Market Fund, Michigan Municipal Money Market Fund and Municipal Money Market Fund.

Each Fund will distribute substantially all of its net investment income. These Funds may pay "exempt-interest dividends" if at least 50% of the value of Fund assets at the end of each quarter of the Fund's taxable year consists of obligations the interest on which is excludable from gross income. Exempt-interest dividends are generally excludable from an investor's gross income for regular federal income tax purposes. However, the receipt of exempt-interest dividends may cause recipients of Social Security or Railroad Retirement benefits to be taxed on a portion of such benefits. In addition, the receipt of exempt-interest dividends may result in liability for federal alternative minimum tax and for state (including state alternative minimum tax) and local taxes, both for individuals and corporate shareholders. Corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.

------
  19

Michigan Taxation of Dividends--Michigan Municipal Money Market Fund.

Dividends paid by the Michigan Municipal Money Market Fund that are derived from interest attributable to tax-exempt Michigan Municipal Obligations will be exempt from Michigan income tax and Michigan single business tax. Conversely, to the extent that the Fund's dividends are derived from interest on obligations other than Michigan Municipal Obligations or certain U.S. government obligations (or are derived from short-term or long-term gains), such dividends may be subject to Michigan income tax and Michigan single business tax, even though the dividends may be exempt for federal income tax purposes.


Except as noted above with respect to Michigan income taxation, distributions of net income may be taxable to investors as dividend income under other state or local laws even though a substantial portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.



Ohio Taxation of Dividends--Ohio Municipal Money Market Fund.

Dividends received from the Ohio Municipal Money Market Fund that result from interest on Ohio municipal securities are exempt from the Ohio personal income tax. Some Ohio statutes provide that interest on and gain from the sale of Ohio municipal securities is exempt from all taxation in Ohio. Dividends that are attributable to interest on or gain from the sale of certain obligations issued under such statutes should be exempt from Ohio personal income tax. Ohio municipalities may not impose income taxes on dividends on any intangible property (including such property of the Fund) unless the intangible income was not exempt from municipal income taxation before April 2, 1986, and the tax was approved in an election held on November 8, 1988. Corporate shareholders will be required to include the interest on Ohio municipal securities in their alternative minimum taxable income. In addition, corporate shareholders must include the Fund shares in the corporation's tax base for purposes of the Ohio franchise tax net worth computation, but not for the net income tax computation. Information in this paragraph is based on current statutes and regulations as well as current policies of the Ohio Department of Taxation, all of which may change.

Taxation of Retirement Plans

Distributions by the Funds to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual as described in "Tax Treatment of Shareholders." If you are considering purchasing shares of either money market fund with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of making such an investment.


Tax Information

The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information see the Statement of Additional Information. Please note that this tax discussion is general in nature. No attempt has been made to present a complete explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders.

--------------------------------------------------------------------------------

Shareholder Statements and Reports

Your Baird Representative will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully.

------
20

      ONE  GROUP(R)

      ------------------

Management of One Group Mutual Funds

--------------------------------------------------------------------------------

The Advisor

Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual corporate, charitable and retirement accounts. As of June 30, 2001, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $132 billion in assets.


--------------------------------------------------------------------------------

Advisory Fees

Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each year. For the most recent fiscal year, the Funds paid advisory fees at the following rate:

--------------------------------------------------------------------------------

                                                    annual rate
                                                  as percentage of
fund                                          average daily net assets
One Group(R) Michigan Municipal Money Market
 Fund                                                   .27%
----------------------------------------------------------------------
One Group(R) Ohio Municipal Money Market
 Fund                                                   .26%
----------------------------------------------------------------------

------
  21

      ONE  GROUP(R)

      ------------------

FINANCIAL HIGHLIGHTS



The Financial Highlights tables are intended to help you understand the Funds' performance for the last five years or the period of the Funds' operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information for the Funds has been audited by PricewaterhouseCoopers LLP and other independent accountants. PricewaterhouseCoopers' report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.



                                                                 year ended
                                                  six months    december 31,
                            year ended year ended   ended      ----------------
MICHIGAN MUNICIPAL MONEY     june 30,   june 30,   june 30,
MARKET FUND CLASS A SHARES     2001       2000     1999(a)      1998     1997
--------------------------------------------------------------------------------
net asset value, beginning
 of period                              $ 1.000    $ 1.000     $ 1.000  $ 1.000
--------------------------------------------------------------------------------
Investment Activities:
 Net investment income                    0.030      0.012       0.027    0.030
--------------------------------------------------------------------------------
Distributions:
 Net investment income                   (0.030)    (0.012)     (0.027)  (0.030)
--------------------------------------------------------------------------------
net asset value, end of
 period                                 $ 1.000    $ 1.000     $ 1.000  $ 1.000
--------------------------------------------------------------------------------
Total Return                              3.06%      1.21%(b)    2.76%    3.00%

ratios/supplementary data:
 Net assets at end of
  period (000)                          $76,294    $69,101     $64,283  $29,202
 Ratio of expenses to
  average net assets                      0.72%      0.75%(c)    0.75%    0.75%
 Ratio of net investment
  income to average net
  assets                                  3.03%      2.42%(c)    2.72%    2.95%
 Ratio of expenses to
  average net assets*                     0.81%      0.84%(c)    0.78%    0.79%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Michigan Municipal Money Market Fund became the Michigan Municipal Money Market Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Michigan Municipal Money Market Fund. (B) Not annualized. (C) Annualized.

------
22

      ONE  GROUP(R)

      ------------------







                                             year ended june 30,
                                   --------------------------------------------
OHIO MUNICIPAL MONEY
MARKET FUND CLASS A SHARES         2001  2000     1999     1998     1997
-------------------------------------------------------------------------------
net asset value, beginning of
 period                                 $ 1.000  $ 1.000  $ 1.000  $ 1.000
-------------------------------------------------------------------------------
Investment Activities:
 Net investment income                    0.030    0.026    0.030    0.029
-------------------------------------------------------------------------------
Distributions:
 Net investment income                   (0.030)  (0.026)  (0.030)  (0.029)
 In excess of net investment
  income                                     -        -        -        -

Total Distributions                      (0.030)  (0.026)  (0.030)  (0.029)
-------------------------------------------------------------------------------
net asset value, end of period          $ 1.000  $ 1.000  $ 1.000  $ 1.000
-------------------------------------------------------------------------------
Total Return                              3.06%    2.62%    3.06%    2.96%

ratios/supplementary data:
 Net assets at end of period (000)      $29,842  $37,180  $39,100  $30,479
 Ratio of expenses to average net
  assets                                  0.70%    0.67%    0.65%    0.65%
 Ratio of net investment income to
  average net assets                      3.00%    2.60%    2.98%    2.90%
 Ratio of expenses to average net
  assets*                                 0.77%    0.80%    0.78%    0.88%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

------
  23

      ONE  GROUP(R)

      ------------------




Appendix A

--------------------------------------------------------------------------------

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.

-----------------------------------------------------
                                 fund name  fund code
-----------------------------------------------------
     One Group(R) Michigan Municipal Money
                               Market Fund       1
  ---------------------------------------------------
         One Group(R) Ohio Municipal Money
                               Market Fund       2

                                                                 Fund   Risk
Instrument                                                       Code   Type
-------------------------------------------------------------------------------
U.S. Treasury Obligations: Bills, notes, bonds, STRIPS and       1, 2 Market
CUBES.
-------------------------------------------------------------------------------
Treasury Receipts: TRs, TIGRS and CATS.                          1, 2 Market
-------------------------------------------------------------------------------
U.S. Government Agency Securities: Securities issued by          1, 2 Market
agencies and instrumentalities of the U.S. government. These          Credit
include Fannie Mae and Freddie Mac.
-------------------------------------------------------------------------------
Certificates of Deposit: Negotiable instruments with a stated    1, 2 Market
maturity.                                                             Credit
                                                                      Liquidity
-------------------------------------------------------------------------------
Time Deposits: Non-negotiable receipts issued by a bank in       1, 2 Liquidity
exchange for the deposit of funds.                                    Credit
                                                                      Market
-------------------------------------------------------------------------------
Repurchase Agreements: The purchase of a security and the        1, 2 Credit
simultaneous commitment to return the security to the seller at       Market
an agreed upon price on an agreed upon date. This is treated as       Liquidity
a loan.
-------------------------------------------------------------------------------
When-Issued Securities and Forward Commitments: Purchase or      1, 2 Market
contract to purchase securities at a fixed price for delivery         Leverage
at a future date.                                                     Liquidity
                                                                      Credit
-------------------------------------------------------------------------------


------
24

                                                                Fund    Risk
Instrument                                                      Code    Type
-------------------------------------------------------------------------------
Investment Company Securities: Shares of other money market     1, 2 Market
mutual funds, including One Group money market funds and
shares of other money market funds for which Banc One
Investment Advisors or its affiliates serve as investment
advisor or administrator. Banc One Investment Advisors will
waive certain fees when investing in funds for which it serves as investment advisor.
-------------------------------------------------------------------------------
Extendable Commercial Notes: Variable rate notes which          1, 2 Market
normally mature within a short period of time (e.g., 1 month)        Credit
but which may be extended by the issuer for a maximum maturity       Liquidity
of thirteen months.
-------------------------------------------------------------------------------
Bankers' Acceptances: Bills of exchange or time drafts drawn    1, 2 Credit
on and accepted by a commercial bank. Maturities are generally       Liquidity
six months or less.                                                  Market
-------------------------------------------------------------------------------
Commercial Paper: Secured and unsecured short-term promissory   1, 2 Credit
notes issued by corporations and other entities. Maturities          Liquidity
generally vary from a few days to nine months.                       Market
-------------------------------------------------------------------------------
Foreign Securities: Commercial paper of foreign issuers and     1, 2 Market
obligations of foreign banks, overseas branches of U.S. banks        Political
and supranational entities.                                          Liquidity
                                                                     Foreign
                                                                     Investment
-------------------------------------------------------------------------------
Restricted Securities: Securities not registered under the      1, 2 Liquidity
Securities Act of 1933, such as privately placed commercial          Market
paper and Rule 144A securities.
-------------------------------------------------------------------------------
Variable and Floating Rate Instruments: Obligations with        1, 2 Market
interest rates which are reset daily, weekly, quarterly or           Credit
some other period and which may be payable to the Fund on            Liquidity
demand.
-------------------------------------------------------------------------------
Mortgage-Backed Securities: Debt obligations secured by real    1, 2 Prepayment
estate loans and pools of loans. These include collateralized        Market
mortgage obligations ("CMOs") and Real Estate Mortgage               Credit
Investment Conduits ("REMICs").                                      Regulatory
-------------------------------------------------------------------------------
Demand Features: Securities that are subject to puts and        1, 2 Market
standby commitments to purchase the securities at a fixed            Liquidity
price (usually with accrued interest) within a fixed period of       Management
time following demand by a Fund.
-------------------------------------------------------------------------------

------
  25

                                                                Fund    Risk
Instrument                                                      Code    Type
-------------------------------------------------------------------------------
Municipal Securities: Securities issued by a state or           1, 2 Market
political subdivision to obtain funds for various public             Credit
purposes. Municipal securities include private activity bonds        Political
and industrial development bonds, as well as General                 Tax
Obligation Notes, Tax Anticipation Notes, Bond Anticipation          Regulatory
Notes, Revenue Anticipation Notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal
housing authorities and single family revenue bonds.
-------------------------------------------------------------------------------
Participation Interests: Interests in municipal securities,     1, 2 Credit
including municipal leases, from financial institutions such         Tax
as commercial and investment banks, savings and loan                 Market
associations and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Funds to treat the income from the investment as exempt from federal income tax.
-------------------------------------------------------------------------------
Asset-Backed Securities: Securities secured by company          1, 2 Prepayment
receivables, home equity loans, truck and auto loans, leases,        Market
credit card receivables and other securities backed by other         Credit
types of receivables or other assets.                                Regulatory
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Investment Risks


Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risks than others.

 . Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

 . Leverage Risk. The risk associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value.

 . Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

 . Management Risk. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

------
26

 . Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

 . Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

 . Foreign Investment Risk. Risks associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

 . Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. Further, with early repayment, a Fund may fail to recoup any additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

 . Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

 . Regulatory Risk. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses and state usury laws.


------
  27

TO CONTACT ROBERT W. BAIRD & CO.
--------------------------------------------------------------------------------
By telephone:
Call your Baird Representative or 1800-79-BAIRD.

By mail:
Robert W. Baird & Co.
Attn: Client Services
777 East Wisconsin Avenue
Milwaukee, WI 53202

On the Internet:
http://www.bairdonline.com
--------------------------------------------------------------------------------

If you want more information about the funds, the following documents are free upon request:

Annual/Semiannual Report

Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.

How Can I Get More Information?

You can get a free copy of the semiannual/annual reports or the SAI, request other information or discuss your questions about the Fund by contacting your Baird Representative.

You can also review and copy the Funds' reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For more information about the SEC's Public Reference Room call 1-202-942-8090.) You can also get reports and other information about the Funds from the EDGAR Database on the SEC's web site at http://www.sec.gov. Copies of this information also may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington D.C. 20549-6009

(SEC file number: 811-4236)

[LOGO] BAIRD MUTUAL COMPANY

FOR INSTITUTIONAL CLIENTS


Institutional Money Market Funds

                    PROSPECTUS

                    Administrative Class Shares


                    November 1, 2001


                                                           [LOGO OF BANK ONE(R)]

                    One Group(R) Institutional Prime Money Market Fund One Group(R) Treasury Only Money Market Fund
                    One Group(R) Government Money Market Fund

                    The Securities and Exchange Commission has not approved or disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                 ---------

Table of

  CONTENTS


   Fund Summaries: Investments, Risk & Performance
   One Group Institutional Prime Money Market Fund    1
                                                     ---
         One Group Treasury Only Money Market Fund    4
                                                     ---
            One Group Government Money Market Fund    7
                                                     ---



                             More About The Funds
                  Principal Investment Strategies   10
                                                   ---
                                 Investment Risks   11
                                                   ---
                   Portfolio Quality and Maturity   12
                                                   ---



       How to Do Business with One Group Mutual Funds
                               Purchasing Fund Shares   13
                                                       ---
                               Exchanging Fund Shares   16
                                                       ---
                                Redeeming Fund Shares   17
                                                       ---



        Privacy Policy      19
                           -----



                  Shareholder Information
                            Voting Rights   21
                                           ---
                        Dividend Policies   21
                                           ---
            Tax Treatment of Shareholders   21
                                           ---
      Shareholder Statements and Reports    22
                                           ---



Management of One Group Mutual Funds
                         The Advisor   23
                                      ---
                       Advisory Fees   23
                                      ---
                Financial Highlights   23
                                      ---



      Appendix A: Investment Practices    24
                                         ---

                     -----------------------------------
  ONE GROUP(R)             Institutional Prime
-------------------------- Money Market Fund

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

What is the goal of the Institutional Prime Money Market Fund?
The Fund seeks current income with liquidity and stability of principal.

What are the Institutional Prime Money Market Fund's Main Investment
Strategies?
The Fund invests exclusively in high-quality, short-term money market instru-ments. These instruments include corporate notes, commercial paper, funding agreements, certificates of deposit and bank obligations. The Fund will comply with Securities and Exchange Commission ("SEC") rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. The Fund will concentrate its investments in the financial services industry, in-cluding asset-backed commercial paper programs. For more information about the Institutional Prime Money Market Fund's investment strategies, please read "More About The Funds" and "Principal Investment Strategies."

What are the main risks of investing in the Institutional Prime Money Market
Fund?
The main risks of investing in the Institutional Prime Money Market Fund and the circumstances likely to adversely affect your investment are described be-low. Before you invest, please read "More About the Funds" and "Investment Risks."

MAIN RISKS

Credit Risk. Because the Fund only invests in high-quality obligations and lim-its its average maturity to 90 days or less, credit risk is minimized. Nonethe-less, if an issuer fails to pay interest or principal, the value of your in-vestment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

Concentration. The Fund will invest a significant portion of its assets in the securities of companies in the financial services industry. Because of the Fund's greater exposure to that industry, economic, political and regulatory developments affecting the financial services industry will have a dispropor-tionate impact on the Fund. These developments include changes in interest rates, earlier than expected repayments by borrowers, an inability to achieve the same yield on the reinvestment of prepaid obligations and federal and state laws which may restrict the remedies that a lender has when a borrower defaults on a loan.

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its subsidiaries and is not insured or guaranteed by the Fed-eral Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                                       1
----

  Fund Summary             Institutional Prime
-------------------------
                           Money Market Fund
How has the Institutional Prime Money Market Fund performed?

By showing the variability of the Institutional Prime Money Market Fund's per-formance from year to year, the chart and table below help show the risk of in-vesting in the Fund. Please remember that the past performance of the Institu-tional Prime Money Market Fund is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/,/2/,/3/ -- Class S Shares


--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.




                                    [GRAPH]

                              2000          6.30%


/1/The Administrative Class had not commenced operations prior to the date of this prospectus. Returns shown are for Class S shares, which are not offered in this prospectus. The Administrative Class shares will have substantially similar annual returns as Class S shares, because the Administrative Class and Class S shares are invested in the same portfolio of securities. The an-nual returns for each class will differ only to the extent that the classes do not have the same expenses.


/2/For the period from January 1, 2001, through September 30, 2001, the Fund's total return was %.




/3/For periods prior to the commencement of operations of Class S on April 10, 2000, the performance of Class S shares is based on Class I share performance adjusted to reflect the differences in expenses.


--------------------------------------------------------------------------------

Best Quarter: 1.61% 3Q2000 Worst Quarter: 1.40% 1Q2000

--------------------------------------------------------------------------------

The Average Annual Total Return Table shows the Fund's average annual total re-turns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.


Average Annual Total Returns through December 31, 2000/1/,/2/


-------------------------------------------
           inception           performance
         date of class 1 year since 4/19/99
-------------------------------------------
Class S     4/10/00    6.30%      5.79%


/1/The Administrative Class had not commenced operations prior to the date of this prospectus. Returns shown are for Class S shares, which are not offered in this prospectus. The Administrative Class shares will have substantially similar annual returns as Class S shares, because the Administrative Class and Class S shares are invested in the same portfolio of securities. The an-nual returns for each class will differ only to the extent that the classes do not have the same expenses.


/2/For periods prior to the commencement of operations of Class S on April 10, 2000, the performance of Class S shares is based on Class I share perfor-mance adjusted to reflect the differences in expenses.


To obtain the Fund's current yield information, please call toll-free 1-877-691-1118 or visit www.onegroup.com.



                                       2
----

  Fund Summary             Institutional Prime
-------------------------
                           Money Market Fund

Fees and Expenses

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



annual fund operating expenses
----------------------------------------------------------------
(expenses that are deducted from Fund
assets)                                     Administrative class
----------------------------------------------------------------
Investment Advisory Fees                             .10%
----------------------------------------------------------------
Other Expenses/1/,/2/                                .17%
----------------------------------------------------------------
Total Annual Fund Operating Expenses                 .27%
----------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/          (.02%)
----------------------------------------------------------------
Net Expenses                                         .25%
----------------------------------------------------------------




/1/Expense information is based on estimated amounts for the current fiscal year.


/2/Administrative Class shareholders pay a shareholder servicing fee of up to .10% of the average daily net assets of such shares. The services provided may include providing reports and other information related to the mainte-nance of shareholder accounts.


/3/Banc One Investment Advisors Corporation has contractually agreed to waive
 .02% of investment advisory fees so as to limit investment advisory fees to .08% for the period beginning November 1, 2001, and ending on October 31, 2002.



Examples

--------------------------------------------------------------------------------

                                                              1 year/1/  3 years
                        --------------------------------------------------------
                        Class S
                        --------------------------------------------------------


/1/Without contractual fee waivers, 1 Year expenses would be.


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.


                                       3
----

                     ------------------------------------
  ONE GROUP(R)             Treasury Only
--------------------------
                           Money Market Fund
Fund Summary: Investments, Risk & Performance

What is the goal of the Treasury Only Money Market Fund?
The Fund seeks high current income with liquidity and stability of principal with the added assurance of a Fund that does not purchase securities that are subject to repurchase agreements.

What are the Main Investment Strategies of the Treasury Only Money Market Fund? The Fund invests exclusively in short-term U.S. Treasury bills, notes and bonds. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Treasury Only Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What are the main risks of investing in the Treasury Only Money Market Fund? The main risks of investing in the Treasury Only Money Market Fund and the cir-cumstances likely to adversely affect your investment are described below. Be-fore you invest, please read "More About the Funds" and "Investment Risks."

main risks

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possi-ble to lose money by investing in the Fund.


                                       4
----

  Fund Summary             Treasury Only
-------------------------
                           Money Market Fund
How has the Treasury Only Money Market Fund performed?
By showing the variability of the Treasury Only Money Market Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. Please remember that the past performance of the Treasury Only Money Market Fund is not necessarily an indication of how the Fund will perform in the future.

Bar Chart (per calendar year)/1/,/2/,/3/ -- Class S Shares


--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [GRAPH]

                              1994          3.76%
                              1995          5.41%
                              1996          4.94%
                              1997          5.02%
                              1998          4.82%
                              1999          4.40%
                              2000          5.74%


/1/The Administrative Class had not commenced operations prior to the date of this prospectus. Returns shown are for Class S shares, which are not offered in this prospectus. The Administrative Class shares will have substantially similar annual returns as Class S shares, because the Administrative Class and Class S shares are invested in the same portfolio of securities. The an-nual returns for each class will differ only to the extent that the classes do not have the same expenses.


/2/For the period from January 1, 2001, through September 30, 2001, the Fund's total return was %.


/3/For periods prior to the commencement of operations of Class S on April 10, 2000, the performance of Class S shares is based on Class I share perfor-mance, adjusted to reflect differences in expenses.


--------------------------------------------------------------------------------



Best Quarter: 1.49% 4Q2000 Worst Quarter: .71% 1Q1994

--------------------------------------------------------------------------------

The Average Annual Total Return Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2000/1/,/2/



--------------------------------------------------------------------------------

                                      performance
             inception                      since
         date of class 1 year 5 years     4/16/93
-------------------------------------------------
Class S     4/10/00    5.74%   4.99%     4.68%
-------------------------------------------------


/1/The Administrative Class had not commenced operations prior to the date of this prospectus. Returns shown are for Class S shares, which are not offered in this prospectus. The Administrative Class shares will have substantially similar annual returns as Class S shares, because the Administrative Class and Class S shares are invested in the same portfolio of securities. The an-nual returns for each class will differ only to the extent that the classes do not have the same expenses.


/2/For periods prior to the commencement of operations of Class S on April 10, 2000, the performance of Class S shares is based on Class I share perfor-mance adjusted to reflect the differences in expenses.



To obtain current yield information, call toll-free 1-877-691-1118 or visit www.onegroup.com.

                                       5
----

  Fund Summary             Treasury Only
--------------------------
                           Money Market Fund

Fees and Expenses

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



annual fund operating expenses
----------------------------------------------------
(expenses that are deducted from      administrative
Fund assets)                              class
----------------------------------------------------
Investment Advisory Fees                   .08%
----------------------------------------------------
Other Expenses/1/,/2/                      .16%
----------------------------------------------------
Total Annual Fund Operating Expenses       .24%
----------------------------------------------------




/1/ Expense information is based on estimated amounts for the current fiscal year.


/2/ Administrative Class shareholders pay a shareholder servicing fee of up to .10% of the average daily net assets of such shares. The services provided may include providing reports and other information related to the mainte-nance of shareholder accounts.



Examples

--------------------------------------------------------------------------------

                              1 year                 3 years
                        --------------------------------------------------------
                                 $                      $
                        --------------------------------------------------------

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                                       6
----

                     ----------------------------------------------------
  ONE GROUP(R)             Government Money Market Fund
--------------------------------------------------------------------------

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

What is the goal of the Government Money Market Fund?
The Fund seeks high current income with liquidity and stability of principal.

What are the Main Investment Strategies of the Government Money Market Fund? The Fund invests exclusively in high-quality, short-term securities that are issued or guaranteed by the U.S. government or by U.S. government agencies and instrumentalities. Some of the securities purchased by the Fund may be subject to repurchase agreements. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What are the main risks of investing in the Government Money Market Fund?
The main risks of investing in the Government Money Market Fund and the circum-stances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."

MAIN RISKS

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possi-ble to lose money by investing in the Fund.


                                       7
----

  Fund Summary             Government Money Market Fund
---------------------------
How has the Government Money Market Fund performed?
By showing the variability of the Government Money Market Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. Please remember that the past performance of the Government Money Market Fund is not necessarily an indication of how the Fund will perform in the future.

Bar Chart (per calendar year)/1/,/2/,/3/ -- Class S Shares


--------------------------------------------------------------------------------
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [GRAPH]

                              1994           3.98%
                              1995           5.60%
                              1996           5.16%
                              1997           5.30%
                              1998           5.21%
                              1999           4.85%
                              2000           6.13%


/1/The Administrative Class had not commenced operations prior to the date of this prospectus. Returns shown are for Class S shares, which are not offered in this prospectus. The Administrative Class shares will have substantially similar annual returns as Class S shares, because the Administrative Class and Class S shares are invested in the same portfolio of securities. The an-nual returns for each class will differ only to the extent that the classes do not have the same expenses.


/2/For the period from January 1, 2001, through September 30, 2001, the Fund's total return was %.


/3/For periods prior to the commencement of operations of Class S on April 10, 2000, the performance of Class S shares is based on Class I share perfor-mance, adjusted to reflect differences in expenses.



--------------------------------------------------------------------------------

Best Quarter: 1.58% 3Q2000   Worst Quarter: .75% 1Q1994

--------------------------------------------------------------------------------
The Average Annual Total Return Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2000/1/,/2/


--------------------------------------------------------------------------------

           inception                   performance
         date of class 1 year 5 years since 6/14/93
---------------------------------------------------
Class S     4/10/00    6.13%   5.33%      5.01%
---------------------------------------------------


/1/The Administrative Class had not commenced operations prior to the date of this prospectus. Returns shown are for Class S shares, which are not offered in this prospectus. The Administrative Class shares will have substantially similar annual returns as Class S shares, because the Administrative Class and Class S shares are invested in the same portfolio of securities. The an-nual returns for each class will differ only to the extent that the classes do not have the same expenses.


/2/For periods prior to the commencement of operations of Class S on April 10, 2000, the performance of Class S shares is based on Class I share performance adjusted to reflect the differences in expenses.



To obtain current yield information, call toll-free 1-877-691-1118 or visit www.onegroup.com.

                                       8
----

  Fund Summary             Government Money Market Fund
---------------------------
Fees and Expenses

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


annual fund operating expenses
----------------------------------------------------
(expenses that are deducted from      administrative
Fund assets)                             class
----------------------------------------------------
Investment Advisory Fees                   .08%
----------------------------------------------------
Other Expenses/1/,/2/                      .16%
----------------------------------------------------
Total Annual Fund Operating Expenses       .24%
----------------------------------------------------




/1/ Expense information is based on estimated amounts for the current fiscal year.


/2/ Administrative Class shareholders pay a shareholder servicing fee of up to .10% of the average daily net assets of such shares. The services provided may include providing reports and other information related to the maintenance of shareholder accounts.



Examples
--------------------------------------------------------------------------------

                              1 year                 3 years
                        --------------------------------------------------------
                                 $                      $
                        --------------------------------------------------------

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                                       9
----

                     -------------------------------------
  ONE GROUP(R)             More About the Funds
-----------------------------------------------------------
Each of the three Funds described in this prospectus is a series of One Group Mutual Funds ("One Group") and is managed by Banc One Investment Advisors Cor-poration ("Banc One Investment Advisors"). For more information about One Group and Banc One Investment Advisors, please read "Management of the Funds" and the Statement of Additional Information.

Principal Investment Strategies

The three mutual funds described in this prospectus are designed to produce high current income consistent with liquidity and stability of principal. The principal investment strategies that are used to meet each Fund's investment objective are described in "Fund Summaries: Investments, Risk & Performance" in the front of this prospectus. They are also described below.

There can be no assurance that the Funds will achieve their investment objec-tives. Please note that each Fund also may use strategies that are not de-scribed below, but which are described in the Statement of Additional Informa-tion.

one group institutional prime money market fund. The Fund invests only in U.S. dollar denominated securities.

 . The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

 .  Each security held by the Fund will mature in 397 days or less.

 . The Fund will acquire only those securities that present minimal credit risks.

 . The Fund invests exclusively in money market instruments. These include, but are not limited to:

   1. corporate notes;

   2. commercial paper;

   3. funding agreements;

   4. certificates of deposit; and

   5. bank obligations.

 . Under normal conditions, the Fund will invest at least 25% of its total as-sets in securities issued by companies in the financial services industry, although the Fund may invest less than 25% of its total assets in that in-dustry if warranted due to adverse economic conditions and if investing less than that amount would be in the best interests of shareholders. The finan-cial services industry includes banks, broker-dealers, finance companies and other issuers of asset-backed securities.


 .  The Fund may lend its securities.

                                       10
----

------------
        What is Average Weighted Maturity?

Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual securities in a fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a fund's sensitivity to changes in interest rates. The longer the average weighted maturity, the more fluctuation in yield you can expect.

ONE GROUP TREASURY ONLY MONEY MARKET FUND. The Fund invests only in U.S. dollar denominated securities.

 . The Fund invests exclusively in short-term U.S. Treasury bills, notes and bonds. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.


 . The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

 .  Each security held by the Fund will mature in 397 days or less.

 . The Fund will acquire only those securities that present minimal credit risks.

 .  The Fund may lend its securities.

ONE GROUP GOVERNMENT MONEY MARKET FUND. The Fund invests only in U.S. dollar denominated securities.

 . The Fund invests exclusively in short-term securities that are issued or guaranteed by the U.S. government or by U.S. government agencies and instru-mentalities. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

 . The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

 .  Each security held by the Fund will mature in 397 days or less.

 . The Fund will acquire only those securities that present minimal credit risks.

 . In addition to fixed-rate government securities, the Fund also may invest in variable and floating rate government securities and other money market funds that have similar investment policies and objectives. These money mar-ket funds must only invest in securities with short-term ratings equivalent to or higher than those in which the Fund invests.


 .  The Fund may lend its securities.

INVESTMENT RISKS

The main risks associated with investing in the Institutional Money Market Funds are described in the "Fund Summaries: Investments, Risk & Performance" in the front of this prospectus. Additional risks are described below.

NET ASSET VALUE. There is no assurance that the Funds will meet their investment objectives or be able to maintain a net asset value of $1.00 per share on a continuous basis.

FIXED INCOME SECURITIES. Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates


                                       11
----

------------

if rates fall, the value of the investments generally increases. The value of the securities in a fund and the value of your investment in a Fund will in-crease and decrease as the value of a Fund's investments increases and de-creases. While securities with longer duration and maturities tend to produce higher yields, they also are subject to greater fluctuations in value when in-terest rates change. Usually changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your invest-ment.


prepayment and call risk. As part of its investment strategy, the Institutional Prime Money Market Fund invests in mortgage-backed and asset-backed securities and the Government Money Market Fund may invest in mortgage-backed securities. These securities are subject to prepayment and call risks. The issuers of these securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed and asset-backed securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. The Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

derivatives. The Institutional Prime Money Market Fund and the Government Money Market Fund may invest in securities that are considered to be derivatives. These securities may be more volatile than other investments. Derivatives pres-ent, to varying degrees, market, credit, leverage, liquidity and management risks.

                             WHAT IS A DERIVATIVE?
 Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

For more information about risks associated with the types of investments that the Institutional Money Market Funds purchase, please read "Fund Summaries: In-vestments, Risk & Performance," Appendix A and the Statement of Additional In-formation.



illiquid investments. Each Fund may invest up to 10% of its assets in illiquid investments. A security is illiquid if it cannot be sold at approximately the value assessed by the Fund within seven (7) days. Banc One Investment Advisors will follow guidelines adopted by the Board of Trustees of One Group Mutual Funds in determining whether an investment is illiquid.


Portfolio Quality And Maturity

The quality and maturity of money market funds are subject to SEC rules. Qual-ity is generally restricted to the two highest short-term ratings or their equivalent. Maturity is limited both as to total portfolio average and as to each individual security. With respect to portfolio average, the rules limit the Fund's average weighted maturity to 90 days. With respect to each individ-ual security, remaining maturity is restricted to 397 days at acquisition. Moreover, the SEC rules limit exposure to a single issuer to 5% of a diversi-fied money market fund's assets (although there is no limit on government secu-rities).


Subsequent to its purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Fund's Board of Trustees will consider such an event in determining whether the Fund should continue to hold the security.


                                       12
----

                     -----------------------------------------
  ONE GROUP(R)             How to Do Business with
--------------------------
                           One Group Mutual Funds
Purchasing Fund Shares

Where can I buy shares?

You may purchase Fund shares:

 . Directly from One Group through The One Group Services Company (the "Dis-tributor"), and

 . From Shareholder Servicing Agents. These include investment advisors, bro-kers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent.

Who may purchase Administrative Class shares?


Administrative Class shares may be purchased by:


 . Institutional investors, such as corporations, pension and profit sharing plans, and foundations; and any organization authorized to act in a fidu-ciary, advisory, custodial or agency capacity, including affiliates of Bank One Corporation. Administrative Class shares are designed for invest-ors requiring additional services. Accounts may be opened with the Funds' transfer agent, State Street Bank and Trust Company, either directly or through a Shareholder Servicing Agent.


 . If you have questions about eligibility, please call 1-877-691-1118.

When can I buy shares?

 . Purchases may be made on any business day. This includes any day that the Funds are open for business. The Funds will be closed on weekends and days on which the New York Stock Exchange ("NYSE") or the Federal Reserve are closed, including the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving, and Christmas Day.

 .   Purchase requests will be effective on the day received and you will be el-
    igible to receive dividends declared the same day, if such purchase orders are received:

 (i)    before 3:00 p.m. ET for the Treasury Only Money Market Fund; and

 (ii) before 5:00 p.m. ET for the Institutional Prime and Government Money Market Funds.

 .   On occasion, the NYSE closes before 4:00 p.m. ET. When the NYSE closes ear-
    ly, purchase requests received after the NYSE closes will be effective the following business day.

 .   In addition, the Fund's custodian, State Street Bank and Trust Company, must receive "federal funds" before each Fund's cut-off time. If State Street Bank and Trust Company does not receive federal funds by the cut-off time, the purchase order will not be effective until the next business day on which federal funds are timely received by State Street Bank and Trust Company.

                                       13
----

------------

 .   If a Shareholder Servicing Agent holds your shares, it is the responsibil-
    ity of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

 .   The Distributor can reject a purchase order if it does not think that it is in the best interests of a Fund and/or shareholders to accept the order.

 .   Shares are electronically recorded. Therefore, certificates will not be is-
    sued.

How much do shares cost?

 .   Shares are sold at net asset value ("NAV").

 .   NAV per share is calculated by dividing the total market value of a Fund's investments and other assets (minus expenses) by the number of outstanding shares. The Funds use their best efforts to maintain their NAV at $1.00, although there is no guarantee that they will be able to do so.

 .   NAV is calculated each business day as of 3:00 p.m. ET for the Treasury
    Only and at 5:00 p.m. ET for the Institutional Prime Money Market Fund and the Government Money Market Fund.

How do I open an account?

1. Read the prospectus carefully, and select the Fund or Funds most appropri-ate for you.

2.  Decide how much you want to invest.

 . The minimum initial investment is $1,000,000 per Fund, per account. You are required to maintain a minimum account balance of $1,000,000 per Fund, per account.


 .   Subsequent investments must be at least $5,000 per Fund, per account.

 .   These minimums may be waived.

3. Complete the Account Application Form. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.


4.  Send the completed application to:

    one group mutual funds
    p.o. box 8528
    boston, ma 02266-8528


                                       14
----

------------
 .  And authorize a wire to:

    state street bank and trust company
    attn: custody and shareholder services
    aba 011 000 028
    dda 99034167
    fbo one group fund

    (ex: one group institutional prime money market fund-Admin)

    your account number
    (ex: 123456789)
    your account registration
    (ex: abc corporation)

5. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, ex-changes and redemptions.

6. If you have any questions, contact your Shareholder Servicing Agent or call 1-877-691-1118.

Can I Purchase Shares Over The Telephone?

Yes. Simply select this option on your Account Application Form and then:

 . Contact your Shareholder Servicing Agent or call 1-877-691-1118 to relay your purchase instructions.

 . Authorize a bank transfer or initiate a wire transfer payable to "One Group Mutual Funds" to State Street Bank and Trust Company to the follow-ing wire address:

    state street bank and trust company
    attn: custody and shareholder services
    aba 011 000 028
    dda 99034167
    fbo one group fund

    (ex: one group institutional prime money market fund-Admin)

    your account number
    (ex: 123456789)
    your account registration
    (ex: abc corporation)

 . One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

 . You may revoke your right to make purchases over the telephone by sending a letter to:

    one group mutual funds
    p.o. box 8528
    boston, ma 02266-8528

                                       15
----

------------

Exchanging Fund Shares

What are my exchange privileges?
You may exchange your shares for shares of any other Fund described in this prospectus.

 . One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.


 . One Group does not charge a fee for this privilege.

When are exchanges processed?
Exchanges are processed the same business day they are received, provided:

 .  State Street Bank and Trust Company receives the request by 3:00 p.m. ET.

 . You have provided One Group with all of the information necessary to process the exchange.

 . You have received a current prospectus of the Fund or Funds in which you wish to invest.

 .  You have contacted your Shareholder Servicing Agent, if necessary.


Are there limits on exchanges?
Yes. The exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore:

 . To prevent disruptions in the management of the Funds, One Group limits excessive exchange activity. Exchange activity is excessive if it exceeds two substantive exchange redemptions within 30 days of each other.

 . Excessive exchange activity will result in revocation of your exchange privilege.

 . In addition, One Group reserves the right to reject any exchange request (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise ad-versely affect other shareholders.

 . Your shares may be automatically redeemed and your account closed if, due to exchanges, you no longer meet the Fund's minimum balance requirement. For information on the minimum required balance, please read, "How Do I Open An Account?"

                                       16
----

------------

Redeeming Fund Shares

When can I redeem shares?
You may redeem all or some of your shares on any day that the Funds are open for business.

 .  Redemption requests received before 3:00 p.m. ET for the Treasury Only Money
   Market Fund and 5:00 p.m. ET for the Institutional Prime and Government
   Money Market Funds, will be effective that day.

 . All required documentation in the proper form must accompany a redemption request. One Group may refuse to honor incomplete redemption requests.

How do I redeem shares?
 .  You may use any of the following methods to redeem your shares:

 1. You may send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

    one group mutual funds
    p.o. box 8528
    boston, ma 02266-8528



 2. You may redeem over the telephone. Please see "Can I redeem by tele-phone?" for more information.



 . One Group may require that the signature on your redemption request be guar-anteed by a participant in the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

 1.  the redemption is payable to the shareholder of record; and


 2.  the redemption check is mailed to the shareholder at the record address;
     and


 3. the redemption is payable by wire or bank transfer (ACH) to a pre-exist-ing bank account.

 . On the Account Application Form you may elect to have the redemption pro-ceeds mailed or wired to:

 1.  A designated commercial bank; or

 2.  Your Shareholder Servicing Agent.

 . The Funds will honor requests for same day payment if the request is re-ceived before 3:00 p.m. ET for the Treasury Only Money Market Fund and 5:00 p.m. ET for the Institutional Prime and Government Money Market Funds. If redemption requests are received after those times, the Funds will wire pay-ment the next business day.

                                       17
----

------------

What will my shares be worth?

 . The NAV of shares of the Funds is expected to remain constant at $1.00 per share, although there is no assurance that this will always be the case.

 . You will receive the NAV calculated after your redemption request is re-ceived. Please read "How much do shares cost?"

Can I redeem by telephone?
Yes, if you selected this option on your Account Application Form.

 . Contact your Shareholder Servicing Agent or call 1-877-691-1118 to relay your redemption request.

 . Your redemption proceeds will be mailed or wired to the commercial bank ac-count you designated on your Account Application Form.

 . One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instruc-tions and asking for personal identification. If these procedures are fol-lowed, One Group will not be responsible for any loss, liability, cost or ex-pense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

additional information regarding redemptions

 . Your shares may be automatically redeemed if, due to redemptions, you no longer meet the Fund's minimum balance requirement. For information on the minimum required balance, please read, "How do I open an account?"

 . One Group may suspend your ability to redeem when:

 1. Trading on the NYSE is restricted;

 2. The NYSE is closed (other than weekend and holiday closings);

 3. The SEC has permitted a suspension; or

 4. An emergency exists.

The Statement of Additional Information offers more details about this process.


                                       18
----

                     -----------------------------------------

  ONE GROUP(R)
                           Privacy Policy

---------------------------------------------------------------



One Group Mutual Funds understands that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.


Key Definitions


This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:


 . Consumer -- an individual who applies for or obtains a financial product or service from One Group Mutual Funds for personal, family or household purposes, including individuals who don't have a continuing relationship with One Group Mutual Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representa-tives, but do not invest in One Group Mutual Funds.


 . Customer -- a consumer who has a continuing relationship with One Group
   Mutual Funds through record ownership of fund shares.


 . Nonpublic personal information -- any personally identifiable financial information about a consumer that is obtained by One Group Mutual Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory list-ing is an example of public information.


Collection of Nonpublic Personal Information


We collect information to service your account, to protect you from fraud and to make available products and services that may be of interest to you. We col-lect nonpublic personal information about you from the following sources:


 . Information we receive from you on applications or other forms, on our website or through other means;


 . Information we receive from you through transactions, correspondence and other communications with us; and


 . Information we otherwise obtain from you in connection with providing you a financial product or service.


Information Sharing with Non-Affiliated Third Parties


We do not share any nonpublic personal information about our customers or for-mer customers with anyone, except as required or permitted by law. This means we may disclose all of the information we collect, as described above, to companies who help us maintain and service your account. For instance, we will share


                                       19
----

------------

information with the transfer agent for One Group Mutual Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas or as described in the following section.


Information Sharing with Joint Marketers


We also may share the information described above in Collection of Nonpublic Personal Information with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint mar-keting agreements. However, we only provide information about you to that bro-ker-dealer or financial intermediary from whom you purchased your One Group shares. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.


Children's Online Privacy Act Disclosure


From our website, One Group Mutual Funds does not knowingly collect or use per-sonal information from children under the age of 13 without obtaining verifi-able consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.


Security


For your protection, One Group Mutual Funds maintains security standards and procedures that we continually update to safeguard against unauthorized disclo-sure of information or access to information about you.


We restrict access to nonpublic personal information about you to those indi-viduals who need to know that information to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.


One Group Mutual Funds' Privacy Commitment


One Group Mutual Funds is committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.onegroup.com.


                                       20
----

                     -----------------------------------------
  ONE GROUP(R)             Shareholder Information
---------------------------------------------------------------

Voting Rights


The Funds do not hold annual shareholder meetings, but may hold special meet-ings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective or approve an investment advi-sory contract.


As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters re-lating solely to that Fund or class, or which affect that Fund or class differ-ently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.


Dividend Policies


dividends. The Funds generally declare dividends each business day. Dividends are distributed on the first business day of the next month after they are de-clared. Capital gains, if any, for all Funds are distributed at least annually.


dividend reinvestment. You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, un-less you have elected to take such payments in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.


If you want to change the way in which you receive dividends and distributions, you must write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effec-tive upon receipt by State Street. You may change the way you receive dividends and distributions by calling 1-877-691-1118.


Tax Treatment of Shareholders


Taxation of Shareholder Transactions


A sale, exchange, or redemption of Fund shares may produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions. For more information about your specific tax situation, please consult your tax advisor.


Taxation of Distributions. Each Fund will distribute substantially all of its net investment income. Dividends you receive from a Fund will be taxable to you, whether reinvested or received in cash. Dividends from a Fund's net in-vestment income (generally all of the Fund's net investment income), if any, will be taxable as ordinary income.


Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid the previous December.


                                       21
----

------------

Tax Information. The Form 1099 that is mailed to eligible taxpayers in January details dividends and their federal tax category. Even though the Funds provide this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information see the Statement of Ad-ditional Information. Please note that this tax discussion is general in na-ture; no attempt has been made to present a complete explanation of the feder-al, state, local or foreign tax treatment of the Funds or their shareholders.

Shareholder Statements and Reports

One Group or your Shareholder Servicing Agent will send you transaction confir-mation statements and quarterly account statements. Please review these state-ments carefully. One Group will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Shareholder Servicing Agent may have a different cut-off time.

To reduce expenses and conserve natural resources, One Group will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or One Group reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-877-691-1118 and One Group will begin individual delivery within 30 days. If you would like to receive these docu-ments by e-mail, please visit www.onegroup.com and sign up for electronic de-livery.

If you are the record owner of your One Group shares (that is, you did not use a Shareholder Servicing Agent to buy your shares), you may access your account statements at www.onegroup.com.

In March and September you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other re-ports.

If you have any questions or need additional information, please write One Group Mutual Funds at 1111 Polaris Parkway, Columbus, OH 43271-1235, call 1-877-691-1118 or visit www.onegroup.com.

                                       22
----

                     ------------------------------------------
  ONE GROUP(R)             Management of
-------------------------- One Group Mutual Funds

The Advisor

Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment pro-gram. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to One Group Mutual Funds since its inception. In addition, Banc One Investment Advi-sors serves as investment advisor to other mutual funds and individual corpo-rate, charitable, and retirement accounts. As of June 30, 2001, Banc One In-vestment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $132 billion in assets.


Advisory Fees

Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each Fund. Under the investment advisory agreement with the Funds, Banc One Investment Advisors is entitled to a fee, which is calculated daily and paid monthly, equal to .10% of the average daily net as-sets of the Institutional Prime Money Market Fund and .08% of the average daily net assets of each of the Treasury Only Money Market Fund and the Government Money Market Fund. However, Banc One Investment Advisors has contractually agreed to waive .02% of the investment advisory fees for the Institutional Prime Money Market Fund so as to limit investment and advisory fees of that Fund to .08% for the period beginning November 1, 2001, and ending on October 31, 2002.




Financial Highlights


This section normally would include Financial Highlights for the Funds. Because the Administrative Class of the Funds had not begun operations as of June 30, 2001, there are no Financial Highlights for the Funds.



                                       23
----

                     ------------------------
  ONE GROUP(R)             Appendix A
----------------------------------------------

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Fixed income securities are primarily in-fluenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, please see the Statement of Additional Information. Following the table is a more complete discussion of risk.

                                   FUND NAME       FUND CODE
    --------------------------------------------------------
      One Group(R) Institutional Prime Money
                                 Market Fund            1
    --------------------------------------------------------
 OneGroup(R) Treasury Only Money Market Fund            2
    --------------------------------------------------------
        One Group(R) Government Money Market
                                        Fund            3
    --------------------------------------------------------

                                                                 Fund   Risk
Instrument                                                       Code   Type
-------------------------------------------------------------------------------
U.S. Treasury Obligations: Bills, notes and bonds.                1-3 Market
-------------------------------------------------------------------------------
Treasury Receipts: TRs, TIGRS and CATS.                             1 Market
-------------------------------------------------------------------------------
U.S. Government Agency Securities: Securities issued by          1, 3
agencies and instrumentalities of the U.S. government. These          Market
include Fannie Mae and Freddie Mac.                                   Credit
-------------------------------------------------------------------------------
Certificates of Deposit: Negotiable instruments with a stated       1 Market
maturity.                                                             Credit
                                                                      Liquidity
-------------------------------------------------------------------------------
Time Deposits: Non-negotiable receipts issued by a bank in          1 Liquidity
exchange for the deposit of funds.                                    Credit
                                                                      Market
-------------------------------------------------------------------------------
Repurchase Agreements: The purchase of a security and the        1, 3
simultaneous commitment to return the security to the seller at       Credit
an agreed upon price on an agreed upon date. This is treated as       Market
a loan.                                                               Liquidity
-------------------------------------------------------------------------------
Securities Lending: The lending of up to 33 1/3% of the Fund's    1-3 Credit
total assets. In return, the Fund will receive cash, other            Market
securities and/or letters of credit.                                  Leverage
-------------------------------------------------------------------------------


                                       24
----

------------

                                                                Fund    Risk
Instrument                                                      Code    Type
-------------------------------------------------------------------------------
When-Issued Securities and Forward Commitments: Purchase or      1-3 Market
contract to purchase securities at a fixed price for delivery        Leverage
at a future date.                                                    Liquidity
-------------------------------------------------------------------------------
Investment Company Securities: Shares of other money market     1, 3 Market
mutual funds, including One Group money market funds and
shares of other money market mutual funds for which Banc One
Investment Advisors or its affiliates serve as investment
advisor or administrator. Banc One Investment Advisors will
waive certain fees when investing in funds for which it serves as investment advisor.
-------------------------------------------------------------------------------
Extendable Commercial Notes: Variable rate notes which             1 Market
normally mature within a short period of time (e.g., one             Credit
month) but which may be extended by the issuer for a maximum         Liquidity
maturity of 13 months.
-------------------------------------------------------------------------------
Bankers' Acceptances: Bills of exchange or time drafts drawn       1 Credit
on and accepted by a commercial bank. Maturities are generally       Liquidity
six months or less.                                                  Market
-------------------------------------------------------------------------------
Commercial Paper: Secured and unsecured short-term promissory      1 Credit
notes issued by corporations and other entities. Maturities          Liquidity
generally vary from a few days to nine months.                       Market
-------------------------------------------------------------------------------
Foreign Securities: Commercial paper of foreign issuers and        1 Market
obligations of foreign banks, overseas branches of U.S. banks        Political
and supranational entities.                                          Liquidity
                                                                     Foreign
                                                                     Investment
-------------------------------------------------------------------------------
Restricted Securities: Securities not registered under the         1 Liquidity
Securities Act of 1933, such as privately placed commercial          Market
paper and Rule 144A securities.
-------------------------------------------------------------------------------
Variable and Floating Rate Instruments: Obligations with        1, 3 Market
interest rates which are reset daily, weekly, quarterly or           Credit
some other period and which may be payable to the Fund on            Liquidity
demand.
-------------------------------------------------------------------------------

                                       25
----

------------

                                                                Fund    Risk
Instrument                                                      Code    Type
-------------------------------------------------------------------------------
Mortgage-Backed Securities: Debt obligations secured by real      1  Prepayment
estate loans and pools of loans. These include collateralized        Market
mortgage obligations ("CMOs") and Real Estate Mortgage               Credit
Investment Conduits ("REMICs").                                      Regulatory
-------------------------------------------------------------------------------
Demand Features: Securities that are subject to puts and          1  Market
standby commitments to purchase the securities at a fixed            Liquidity
price (usually with accrued interest) within a fixed period of       Management
time following demand by a Fund.
-------------------------------------------------------------------------------
Municipal Securities: Securities issued by a state or             1  Market
political subdivision to obtain funds for various public             Credit
purposes. Municipal securities include private activity bonds        Political
and industrial development bonds, as well as General                 Tax
Obligation Notes, Tax Anticipation Notes, Bond Anticipation          Regulatory
Notes, Revenue Anticipation Notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal
housing authorities and single family revenue bonds.
-------------------------------------------------------------------------------
Short-Term Funding Agreements: Agreements issued by banks and     1  Market
highly rated insurance companies such as Guaranteed Investment       Credit
Contracts ("GICs") and Bank Investment Contracts ("BICs").           Liquidity
-------------------------------------------------------------------------------
Participation Interests: Interests in municipal securities,       1  Credit
including municipal leases, from financial institutions such         Tax
as commercial and investment banks, savings and loan                 Market
associations and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Funds to treat the income from the investment as exempt from federal income tax.
-------------------------------------------------------------------------------
Asset-Backed Securities: Securities secured by company            1  Prepayment
receivables, home equity loans, truck and auto loans, leases,        Market
credit card receivables and other securities backed by other         Credit
types of receivables or other assets.                                Regulatory
-------------------------------------------------------------------------------

                                       26
----

------------

Investment Risks

Below is a more complete discussion of the types of risks inherent in the secu-rities and investment techniques listed above. Because of these risks, the value of the securities in the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risks than others.

 . Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial ob-ligation. Credit risk is generally higher for non-investment grade securi-ties. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

 . Foreign Investment Risk. Risks associated with higher transaction costs, de-layed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Ad-verse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dol-lar denominated debt, thereby increasing credit risk.

 . Leverage Risk. The risk associated with securities or practices that multi-ply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

 . Liquidity Risk. The risk that certain securities may be difficult or impos-sible to sell at the time and the price that normally prevails in the mar-ket. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative ef-fect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advan-tage of it are tied up in less advantageous investments.

 . Management Risk. The risk that a strategy used by a Fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

 . Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issu-er, industry, sector of the economy or the market as a whole. There also is the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable.

                                       27
----

------------

 . Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes and governmental collapse and war.

 . Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than ex-pected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to rein-vest in securities with a lower yield. Further, with early repayment, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

 . Regulatory Risk. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restric-tions on "due on sale" clauses and state usury laws.

 . Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

                                       28
----

------------
If you want more information about the Funds, the following documents are free upon request:

Annual/Semi-Annual Reports: Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information ("SAI"): The SAI provides more detailed in-formation about the Funds and is incorporated into this prospectus by refer-ence.

How can I get more information? You can get a free copy of the semi-annual/annual reports or the SAI, request other information or discuss your questions about the Funds by calling 1-877-691-1118 or by writing the Funds at:


 ONE GROUP(R) MUTUAL FUNDS
 1111 POLARIS PARKWAY
 COLUMBUS, OHIO 43271-1235
  OR VISITING

 WWW.ONEGROUP.COM

You can also review and copy the Funds' reports and the SAI at the Public Ref-erence Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-202-942-8090.) You can also get reports and other information about the Funds from the EDGAR Database on the SEC's web site at http://www.sec.gov. Copies of this information also may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009 and paying a copying charge.

(Investment Company Act File No. 811-4236)


TOG-F-136
                                                             [LOGO OF ONE GROUP]

[LOGO OF ONE GROUP MUTUAL FUNDS]


                       PROSPECTUS

                       November 1, 2001

                       One Group(R) Prime Money Market Fund

                       One Group(R) Bond Fund

                       One Group(R) Mid Cap Growth Fund

                       One Group(R) Large Cap Growth Fund

                       One Group(R) Diversified Equity Fund

                       One Group(R) Equity Index Fund

                       One Group(R) Investor Growth & Income Fund

                       One Group(R) Investor Conservative Growth Fund

                     ------

                       The Securities and Ex-
                       change Commission has not
                       approved or disapproved
                       the shares of any of the
                       Funds as an investment or
                       determined whether this
                       prospectus is accurate or
                       complete. Anyone who
                       tells you otherwise is
                       committing a crime.

                       For use by Bank One Cor-
                       poration Savings and In-
                       vestment Plan

   Table of

     CONTENTS


                 Fund Summaries: Investments, Risk &
                                         Performance
                   One Group Prime Money Market Fund   2
                                                      ---
                                 One Group Bond Fund   5
                                                      ---
                       One Group Mid Cap Growth Fund   9
                                                      ---
                     One Group Large Cap Growth Fund   13
                                                      ---
                   One Group Diversified Equity Fund   15
                                                      ---
                         One Group Equity Index Fund   18
                                                      ---
             One Group Investor Growth & Income Fund   21
                                                      ---
              One Group Investor Conservative Growth
                                                Fund   25
                                                      ---



                               More About the Funds
                               Principal Investment
                                         Strategies   28
                                                     ---
                                   Investment Risks   32
                                                     ---
                                  Portfolio Quality   34
                                                     ---
                                Temporary Defensive
                                          Positions   36
                                                     ---
                                 Portfolio Turnover   36
                                                     ---



               How to Do Business
            with One Group Mutual
                            Funds
           Purchasing Fund Shares   37
                                   ---



           Privacy Policy   38
                           ---



                         Shareholder
                         Information
                       Voting Rights   40
                                      ---
                   Dividend Policies   40
                                      ---
                    Tax Treatment of
                        Shareholders   40
                                      ---
               Shareholder Inquiries   40
                                      ---



                       Management of One
                            Group Mutual
                                   Funds
                             The Advisor    41
                                           ---
                           Advisory Fees    41
                                           ---
                       The Fund Managers    41
                                           ---



             Financial
            Highlights    42
                         ---
              Appendix
                    A:
            Investment
             Practices    46
                         ---

    ONE GROUP(R)

    ------------------

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Prime Money Market Fund






What is the goal of the Prime Money Market Fund?

The Fund seeks current income with liquidity and stability of principal.

What are the Prime Money Market Fund's Main Investment Strategies?

The Fund invests exclusively in high-quality, short-term money market instruments. These instruments include corporate notes, commercial paper, funding agreements, certificates of deposit and bank obligations. The Fund will concentrate in the financial services industry, including asset-backed commercial paper programs. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Prime Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are the main risks of investing in the Prime Money Market Fund?

The main risks of investing in the Prime Money Market Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."

------
   1

      ONE  GROUP(R)

      ------------------

----------------

FUND SUMMARY

Prime Money Market Fund

MAIN RISKS

Credit Risk. Because the Fund only invests in high-quality obligations and limits its average maturity to 90 days or less, credit risk is minimized. Nonetheless, if an issuer fails to pay interest or principal, the value of your investment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

Concentration. The Fund will invest a significant portion of its assets in the securities of companies in the financial services industry. Because of the Fund's greater exposure to that industry, economic, political and regulatory developments affecting the financial services industry will have a disproportionate impact on the Fund. These developments include changes in interest rates, earlier than expected repayments by borrowers, an inability to achieve the same yield on the reinvestment of prepaid obligations, and federal and state laws which may restrict the remedies that a lender has when a borrower defaults on a loan.

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its subsidiaries and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

------
 2

      ------------------









Prime Money Market Fund

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

How has the Prime Money Market Fund Performed?

By showing the variability of the Prime Money Market Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. Please remember that the past performance of the Prime Money Market Fund is not necessarily an indication of how the Fund will perform in the future.

Bar Chart (per calendar year)/1/ -- Class I Shares
--------------------------------------------------------------------------------

                                    [GRAPH]

                        1991             5.88%
                        1992             3.58%
                        1993             2.97%
                        1994             4.09%
                        1995             5.83%
                        1996             5.20%
                        1997             5.32%
                        1998             5.30%
                        1999             4.95%
                        2000             6.11%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's total return was %.


--------------------------------------------------------------------------------

Best Quarter: 1.68% 1Q1991   Worst Quarter: 0.72% 2Q1993

--------------------------------------------------------------------------------

The Average Annual Total Return Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2000

--------------------------------------------------------------------------------

           inception   1 year 5 years 10 years
         date of class
Class I     8/1/85     6.11%   5.38%   4.92%


To obtain current yield information, call toll-free 1-800-480-4111 or visit www.onegroup.com.

------
   3

      ONE  GROUP(R)

      ------------------




FUND SUMMARY

Prime Money Market Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


annual fund operating expenses
---------------------------------------------------
(expenses that are deducted from Fund
assets)                                     class i
---------------------------------------------------
Investment Advisory Fees                      .35%
---------------------------------------------------
Other Expenses                                .20%
---------------------------------------------------
Total Annual Fund Operating Expenses          .55%
---------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/   (.03%)
---------------------------------------------------
Net Expenses                                  .52%
---------------------------------------------------




/1/Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .52% for Class I shares for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown below. There is no sales charge (load) on reinvested dividends.

           class i
------------------
1 Year/1/   $ 53
------------------
3 Years      173
------------------
5 Years      304
------------------
10 Years     686
------------------

/1/Without contractual fee waivers, 1 year expenses would be $56.

------
 4

    ONE GROUP(R)

    ------------------

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Bond Fund

----------------
What is the goal of the Bond Fund?

The Fund seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.


What are the Bond Fund's Main Investment Strategies?

The Fund invests mainly in investment grade bonds and debt securities (or unrated bonds and debt securities which Banc One Investment Advisors determines to be of comparable quality). These include U.S. government obligations and mortgage-backed and asset-backed securities. Banc One Investment Advisors analyzes four major factors in managing and constructing the Fund: duration, market sector, maturity concentrations and individual securities. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors is value oriented and selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Bond Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What is a Bond?

A "bond" is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation, or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero coupon obligations.


The main risks of investing in the Bond Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Bond Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Bond Fund. For additional information on risk, please read "Investment Risks."
What are the main risks of investing in the Bond Fund?


MAIN RISKS

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

------
   5

      ONE  GROUP(R)

      ------------------
                                                                How has the Bond
                                                                 Fund performed?

FUND SUMMARY

Bond Fund

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect a security's liquidity and make it difficult for the Fund to sell the security.

Prepayment and Call Risk. As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Derivative Risk. The Fund invests in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Derivatives generally are more volatile and are riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the Bond Fund performed?

By showing the variability of the Bond Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. Please remember that the past performance of the Bond Fund is not necessarily an indication of how the Fund will perform in the future.

------
 6

      ------------------





Bond Fund

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

Bar Chart (per calendar year)/1/ -- Class I Shares
--------------------------------------------------------------------------------

                                    [GRAPH]

                        1991            15.67%
                        1992             6.57%
                        1993            11.33%
                        1994            -6.91%
                        1995            23.68%
                        1996             5.08%
                        1997             9.92%
                        1998             8.19%
                        1999            -0.87%
                        2000            12.12%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's
   total return was   %. The above quoted performance data includes the
   performance of a common trust fund, the predecessor to the Pegasus Bond Fund and the Pegasus Bond Fund for the period prior to the consolidation with the One Group Bond Fund on March 22, 1999. The predecessor to the Pegasus Bond Fund commenced operations on June 1, 1991, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the predecessor to the Pegasus Bond Fund as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.


--------------------------------------------------------------------------------
Best Quarter: 7.61% 2Q1995   Worst Quarter: -2.66% 1Q1994
--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to broad measures of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2000/1/

--------------------------------------------------------------------------------

                   inception   1 year 5 years 10 years  performance
                 date of class                         since 12/31/83
Class I             6/1/91     12.12%  6.80%   8.18%       9.44%
---------------------------------------------------------------------
Lehman Brothers
 Aggregate
 Bond Index/2/                 11.63%  6.46%   7.96%       9.69%
---------------------------------------------------------------------
Lipper
 Intermediate
 U.S. Government
 Index/3/                      11.17%  5.80%   6.86%         *

/1/The above quoted performance data includes the performance of a common trust fund, the predecessor to the Pegasus Bond Fund and the Pegasus Bond Fund for the period prior to the consolidation with the One Group Bond Fund on March 22, 1999. The predecessor to the Pegasus Bond Fund commenced operations on June 1, 1991, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the predecessor to the Pegasus Bond Fund as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its returns would have been lower.
/2/The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of the bond markets as a whole. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.
/3/The Lipper Intermediate U. S. Government Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.
*  Index did not exist.

------
   7

      ONE  GROUP(R)

      ------------------


FUND SUMMARY

Bond Fund

Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


annual fund operating expenses
---------------------------------------------------
(expenses that are deducted from Fund
assets)                                     class i
---------------------------------------------------
Investment Advisory Fees                      .60%
---------------------------------------------------
Other Expenses                                .23%
---------------------------------------------------
Total Annual Fund Operating Expenses          .83%
---------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/   (.23%)
---------------------------------------------------
Net Expenses                                  .60%
---------------------------------------------------




/1/Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .60% for Class I shares for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.


           class i
------------------
1 Year/1/  $   61
------------------
3 Years       242
------------------
5 Years       438
------------------
10 Years    1,004
------------------

/1/Without contractual fee waivers, 1 Year expenses would be $85.

------
 8

    ONE GROUP(R)

    ------------------

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Mid Cap Growth Fund

----------------
What is the goal of the Mid Cap Growth Fund?

The Fund seeks growth of capital and secondarily, current income by investing primarily in equity securities.

What are the Mid Cap Growth Fund's Main Investment Strategies?

The Fund invests in securities that have the potential to produce above-average earnings growth per share over a one- to three- year period. The Fund typically invests in mid-cap companies with market capitalizations of $500 million to $10 billion at the time of investment. Typically, the Fund acquires shares of established companies with a history of above-average growth, as well as those companies expected to enter periods of above-average growth. Not all the securities purchased by the Fund will pay dividends. The Fund also invests in smaller companies in emerging growth industries. For more information about the Mid Cap Growth Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are the main risks of investing in the Mid Cap Growth Fund?

The main risks of investing in the Mid Cap Growth Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Mid Cap Growth Fund will change every day in response to market conditions. You may lose money if you invest in the Mid Cap Growth Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general (or mid-cap growth stock prices in particular) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more-established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



------
   9

      ONE  GROUP(R)

      ------------------





FUND SUMMARY

Mid Cap Growth Fund

How Has the Mid Cap Growth Fund performed?

By showing the variability of the Mid Cap Growth Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. Please remember that the past performance of the Mid Cap Growth Fund is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/ -- Class I Shares
--------------------------------------------------------------------------------

                                    [GRAPH]

                        1991            42.91%
                        1992             9.54%
                        1993            12.73%
                        1994            -3.72%
                        1995            27.87%
                        1996            20.29%
                        1997            30.08%
                        1998            37.34%
                        1999            29.11%
                        2000             5.90%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's
   total return was   %.


--------------------------------------------------------------------------------

Best Quarter: 39.91% 4Q1998   Worst Quarter: -16.67% 4Q2000

--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to broad measures of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2000

--------------------------------------------------------------------------------

                   inception   1 year 5 years 10 years performance
                 date of class                         since 3/2/89
Class I             3/2/89      5.90% 24.05%   20.37%     18.97%
-------------------------------------------------------------------
S&P MidCap 400
 Index/1/                      17.51% 20.41%   19.86%     18.35%
-------------------------------------------------------------------
S&P MidCap
 400/BARRA
 Growth Index/2/                9.16% 23.91%     *          *


/1/The S&P MidCap 400 Index is an unmanaged index generally representative of the performance of the mid-size company segment of the U.S. market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contract, the performance of the Fund reflects the deduction of these expenses.




/2/The S&P MidCap 400/BARRA Growth Index is an unmanaged index representing the performance of the lowest price-to-book securities in the S&P MidCap 400 Index. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

*  Index did not exist.

------
10

      ------------------



Mid Cap Growth Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


annual fund operating expenses
---------------------------------------------------
(expenses that are deducted from Fund
assets)                                     class i
---------------------------------------------------
Investment Advisory Fees                      .72%
---------------------------------------------------
Other Expenses                                .28%
---------------------------------------------------
Total Annual Fund Operating Expenses         1.00%
---------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/  (.01)%
---------------------------------------------------
Net Expenses                                  .99%
---------------------------------------------------




/1/Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .99% for Class I shares for the period beginning November 1, 2001 and ending October 31, 2002.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them for the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.

          class i
-----------------
1 Year    $  101
-----------------
3 Years      315
-----------------
5 Years      547
-----------------
10 Years   1,213
-----------------

------
  11

      ONE  GROUP(R)

      ------------------

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Large Cap Growth Fund

----------------
What is the goal of the Large Cap Growth Fund?

The Fund seeks long-term capital appreciation and growth of income by investing primarily in equity securities.

What are the Large Cap Growth Fund's Main Investment Strategies?

The Fund invests mainly in equity securities of large, well-established companies. Large companies are defined as companies with market capitalizations in excess of $4 billion at the time of investment. For more information about the Large Cap Growth Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are the main risks of investing in the Large Cap Growth Fund?

The main risks of investing in the Large Cap Growth Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Large Cap Growth Fund will change every day in response to market conditions. You may lose money if you invest in the Large Cap Growth Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general (or large-cap growth stock prices in particular) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


------
12

      ------------------




Large Cap Growth Fund

How has the Large Cap Growth Fund Performed?

By showing the variability of the Large Cap Growth Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. Please remember that the past performance of the Large Cap Growth Fund is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

Bar Chart (per calendar year)/1/ -- Class I Shares
--------------------------------------------------------------------------------

                                    [GRAPH]

                        1993            13.95%
                        1994             5.56%
                        1995            27.04%
                        1996            17.25%
                        1997            32.84%
                        1998            44.71%
                        1999            27.81%
                        2000           -24.01%


/1/ For the period from January 1, 2001, through September 30, 2001, the Fund's
    total return was     %.


--------------------------------------------------------------------------------

Best Quarter: 24.51% 4Q1998   Worst Quarter: -19.74% 4Q2000

--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to broad measures of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2000

--------------------------------------------------------------------------------

                         inception   1 year  5 years  performance
                       date of class                 since 2/28/92
Class I                   2/28/92    -24.01% 16.96%     15.45%
------------------------------------------------------------------
Russell 1000 Growth
 Index/1/                            -22.42% 18.15%     15.55%


/1/ The Russell 1000 Growth Index is an
    unmanaged index representing the
    performance of those Russell 1000
    companies with higher price-to-book
    ratios and higher forecasted growth
    values. The performance of the index
    does not reflect the deduction of
    expenses associated with a mutual fund,
    such as investment management fees. By
    contrast, the performance of the Fund
    reflects the deduction of these
    expenses.



------
  13

      ONE  GROUP(R)

      ------------------



FUND SUMMARY

Large Cap Growth Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


annual fund operating expenses
---------------------------------------------
(expenses that are deducted from
Fund assets)                          class i
---------------------------------------------
Investment Advisory Fees               .69%
---------------------------------------------
Other Expenses                         .30%
---------------------------------------------
Total Annual Fund Operating Expenses   .99%
---------------------------------------------

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown below.

          class i
-----------------
1 Year    $   95
-----------------
3 Years      296
-----------------
5 Years      515
-----------------
10 Years   1,143
-----------------


------
14

    ONE GROUP(R)

    ------------------

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Diversified Equity Fund

----------------
What is the goal of the Diversified Equity Fund?

The Fund seeks long-term capital growth and growth of income with a secondary objective of providing a moderate level of current income.

What are the Diversified Equity Fund's Main Investment Strategies?

The Fund invests mainly in common stocks of companies that have good fundamentals and reasonable valuations with the potential for continued earnings growth over time. The Fund uses a multi-style approach, meaning that it may invest across different capitalization levels targeting both value- and growth-oriented companies. Because the Fund seeks return over the long term, Banc One Investment Advisors will not attempt to time the market. For more information about the Diversified Equity Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What are the main risks of investing in the Diversified Equity Fund?

The main risks of investing in the Diversified Equity Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Diversified Equity Fund will change every day in response to market conditions. You may lose money if you invest in the Diversified Equity Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more-established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

------
  15

      ONE  GROUP(R)

      ------------------





FUND SUMMARY

Diversified Equity Fund

How Has the Diversified Equity Fund Performed?

By showing the variability of the Diversified Equity Fund performance from year to year, the chart and table below help show the risk of investing in the Fund. Please remember that the past performance of the Diversified Equity Fund is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

Bar Chart (per calendar year)/1/ -- Class I Shares
--------------------------------------------------------------------------------

                                    [GRAPH]

                        1991            38.13%
                        1992            13.64%
                        1993             7.33%
                        1994            -3.64%
                        1995            27.54%
                        1996            21.80%
                        1997            34.84%
                        1998            28.32%
                        1999            13.78%
                        2000            -4.16%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's
  total return was   %. The above quoted performance data includes the
  performance of the Paragon Value Equity Income Fund for the period before its consolidation with the One Group Diversified Equity Fund on March 26, 1996. For periods prior to the commencement of operations of Class I shares on March 26, 1996, Class I performance is based on Class A performance from December 29, 1989 to March 25, 1996 unadjusted for expenses and sales charges.


--------------------------------------------------------------------------------

Best Quarter: 21.47% 4Q1998   Worst Quarter: -9.93% 3Q1998

--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to broad measures of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2000/1/

--------------------------------------------------------------------------------

                    inception   1 year 5 years 10 years  performance
                  date of class                         since 12/29/89
Class I              3/26/96    -4.16% 18.10%   16.88%      15.45%
----------------------------------------------------------------------
S&P 500 Index/2/                -9.10% 18.33%   17.46%      15.42%
----------------------------------------------------------------------
S&P
 SuperComposite
 1500 Index/3/                  -6.98% 18.13%     *           *


/1/The above-quoted performance data includes the performance of the Paragon
  Value Equity Income Fund for the period before its consolidation with the One Group Diversified Equity Fund on March 26, 1996. For periods prior to the commencement of operations of Class I shares on March 26, 1996, Class I performance is based on Class A performance from December 29, 1989 to March 25, 1996 unadjusted for expenses and sales charges.
/2/The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.
/3/The S&P SuperComposite 1500 Index is an unmanaged index consisting of those stocks making up the S&P 500, S&P MidCap 400 and S&P SmallCap 600 indices representing approximately 87% of the total U.S. equity market capitalization. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.
* Index did not exist.

------
16

      ------------------



Diversified Equity Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


annual fund operating expenses
---------------------------------------------
(expenses that are deducted from
Fund assets)                          class i
---------------------------------------------
Investment Advisory Fees               .73%
---------------------------------------------
Other Expenses                         .22%
---------------------------------------------
Total Annual Fund Operating Expenses   .95%
---------------------------------------------


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown below.

          class i
-----------------
1 Year    $   97
-----------------
3 Years      303
-----------------
5 Years      525
-----------------
10 Years   1,166
-----------------

------
  17

      ONE  GROUP(R)

      ------------------

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Equity Index Fund

----------------
What is the goal of the Equity Index Fund?

The Fund seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index")./1/

What are the Equity Index Fund's Main Investment Strategies?

The Fund invests mainly in stocks included in the S&P 500 Index. The Fund may also invest in stock index futures and other equity derivatives. Banc One Investment Advisors attempts to track the performance of the S&P 500 Index to achieve a correlation of 0.95 between the performance of the Fund and that of the S&P 500 Index without taking into account the Fund's expenses. For more information about the Equity Index Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What are the main risks of investing in the Equity Index Fund?

The main risks of investing in the Equity Index Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Equity Index Fund will change every day in response to market conditions. You may lose money if you invest in the Equity Index Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Index Investing. The Fund attempts to track the performance of the S&P 500 Index. Therefore, securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities.

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general (or S&P 500 Index stock prices in particular) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

/1/"S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

------
18

      ------------------




Equity Index Fund

How has the Equity Index Fund Performed?

By showing the variability of the Equity Index Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. Please remember that the past performance of the Equity Index Fund is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

Bar Chart (per calendar year)/1/ -- Class I Shares
--------------------------------------------------------------------------------

                                    [GRAPH]

                        1992             6.85%
                        1993             9.37%
                        1994             0.75%
                        1995            37.07%
                        1996            22.59%
                        1997            33.00%
                        1998            28.24%
                        1999            20.54%
                        2000            -9.28%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's
   total return was   %.


--------------------------------------------------------------------------------
Best Quarter: 21.26% 4Q1998   Worst Quarter: -9.96% 3Q1998
--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2000

--------------------------------------------------------------------------------

                                                performance
                  inception date 1 year 5 years    since
                     of class                     7/2/91
Class I               7/2/91     -9.28% 17.99%    16.27%
-----------------------------------------------------------
S&P 500 Index/1/                 -9.10% 18.33%    16.80%


/1/The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

------
  19

      ONE  GROUP(R)

      ------------------



FUND SUMMARY

Equity Index Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


annual fund operating expenses
---------------------------------------------------
(expenses that are deducted from Fund
assets)                                     class i
---------------------------------------------------
Investment Advisory Fees                      .30%
---------------------------------------------------
Other Expenses                                .27%
---------------------------------------------------
Total Annual Fund Operating Expenses          .57%
---------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/   (.22%)
---------------------------------------------------
Net Expenses                                  .35%
---------------------------------------------------




/1/Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .35% for Class I shares for the period beginning November 1, 2001, and ending on October 31, 2002.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown below.

           class i
------------------
1 Year/1/   $ 36
------------------
3 Years      160
------------------
5 Years      296
------------------
10 Years     693
------------------

/1/Without contractual fee waivers, 1 Year expenses would be $58.

------
20

    ONE GROUP(R)

    ------------------

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Investor Growth & Income Fund


----------------

What is the goal of One Group Investor Growth & Income Fund?

The Fund seeks long-term capital appreciation and growth of income by investing primarily in a diversified group of One Group mutual funds which invest primarily in equity securities.

What are the main investment strategies of One Group Investor Growth & Income Fund?

One Group Investor Growth & Income Fund is a "Fund of Funds." The Fund's investment strategy is to invest in a diversified group of other One Group mutual funds. Because this is a growth and income fund, the majority of the Fund's assets will be invested in One Group equity and bond funds, although a portion of its assets also will be invested in One Group money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in growth and income stocks, foreign securities, debt securities, and cash or cash equivalents. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

Who should invest in One Group Investor Growth & Income Fund?

Shares are available for long-term investors, including tax-advantaged retirement accounts. The Funds should not be used for short-term trading purposes.

What are the main risks of investing in One Group Investor Growth & Income
Fund?

The main risks of investing in the One Group Investor Growth & Income Fund and the circumstances likely to adversely affect your investment are described below. The share price of One Group Investor Growth & Income Fund will change every day in response to market conditions. You may lose money if you invest in One Group Investor Growth & Income Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Investments in Mutual Funds. The Fund's investments are concentrated in underlying One Group funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses of the underlying funds.

Equity Funds. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value stocks held by an underlying One Group equity fund go down, the value of your investment in One Group Investor Growth & Income Fund will be affected.

------
  21

      ONE  GROUP(R)

      ------------------

FUND SUMMARY

Investor Growth & Income Fund

Fixed Income Funds. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in One Group Investor Growth & Income Fund will change as the value of investments of the underlying One Group funds increases and decreases.

Index Funds. An index fund's investment objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by an index fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted on an index change, you can expect a greater risk of loss than may be the case if a fund were not fully invested in such securities.


Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more-established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment. Finally, emerging companies in the technology sector may not be profitable and may not anticipate earning profits in the foreseeable future.

Foreign Securities. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.




Emerging Markets. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

------
22

      ------------------






Investor Growth & Income Fund

How has the One Group Investor Growth & Income Fund Performed?

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

By showing the variability of the One Group Investor Growth & Income Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. Please remember that the past performance of the Investor Growth & Income Fund is not necessarily an indication of how the Fund will perform in the future.

Bar Chart (per calendar year)/1/ -- Class I Shares
--------------------------------------------------------------------------------

                                    [GRAPH]

                        1997            20.87%
                        1998            19.10%
                        1999            12.06%
                        2000             1.55%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's
   total return was   %.


--------------------------------------------------------------------------------

Best Quarter: 14.92% 4Q1998   Worst Quarter: -6.51% 3Q1998

--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2000

--------------------------------------------------------------------------------

                                  inception   1 year  performance
                                date of class        since 12/10/96
Class I                           12/10/96     1.55%     12.82%
-------------------------------------------------------------------
S&P SuperComposite 1500
 Index/1/                                     -6.98%     16.23%
-------------------------------------------------------------------
Lipper Mix/2/                                  3.05%     12.10%


/1/The S&P SuperComposite 1500 Index is an unmanaged index generally representative of large and small companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as management fees. By contrast, the performance of the One Group Investor Growth & Income Fund reflects the deduction of these expenses.
/2/The Lipper Mix consists of the average monthly returns of the Lipper 1000
   Index (60%), the Lipper International Index (5%), and the Lipper Intermediate U.S. Government Index (35%). The Lipper Universe consists of the equally weighted average monthly returns for all the funds within the category.

------
  23

      ONE  GROUP(R)

      ------------------





FUND SUMMARY

Investor Growth & Income Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


annual fund operating expenses
------------------------------------------------
(expenses that are deducted from Fund
assets)                                  class i
------------------------------------------------
Investment Advisory Fees                  .05%
------------------------------------------------
Other Expenses                            .19%
------------------------------------------------
Total Annual Fund Operating Expenses/1/   .24%
------------------------------------------------




/1/The Fund indirectly pays a portion of the expenses incurred by the underlying funds. After combining the total operating expenses of the Fund with those of the underlying funds, the estimated average weighted expense ratio would be 1.09% for Class I shares.



Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continue to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown below.

           class i
------------------
1 Year/1/   $ 20
------------------
3 Years       82
------------------
5 Years      149
------------------
10 Years     348
------------------

/1/Without contractual fee waivers, 1 Year expenses would be $29.

------
24

    ONE GROUP(R)

    ------------------

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Investor Conservative Growth Fund



----------------
What is the goal of One Group Investor Conservative Growth Fund?

The Fund seeks income and capital appreciation by investing primarily in a diversified group of One Group mutual funds which invest primarily in fixed income and equity securities.

What are the Main Investment Strategies of One Group Investor Conservative Growth Fund?

One Group Investor Conservative Growth Fund is a "Fund of Funds." The Fund's investment strategy is to invest in a diversified group of other One Group mutual funds. Because this is a conservative growth fund, the majority of the Fund's assets will be invested in One Group bond funds, although a portion of its assets also will be invested in One Group equity and money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in growth and income stocks, foreign securities, debt securities, and cash or cash equivalents. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

Who should invest in One Group Investor Conservative Growth Fund?

Shares are available for long-term investors, including tax-advantaged retirement accounts. The Funds should not be used for short-term trading purposes.

What are the main risks of investing in One Group Investor Conservative Growth Fund?

The main risks of investing in the One Group Investor Conservative Growth Fund and the circumstances likely to adversely affect your investment are described below. The share price of One Group Investor Conservative Growth Fund will change every day in response to market conditions. You may lose money if you invest in One Group Investor Conservative Growth Fund. For additional information on risk, please read "Investment Risks."
MAIN RISKS


Investments in Mutual Funds. The Fund's investments are concentrated in underlying One Group funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses of the underlying funds.

Equity Funds. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value stocks held by an underlying One Group equity fund go down, the value of your investment in One Group Investor Conservative Growth Fund will be affected.

------
  25

      ONE  GROUP(R)

      ------------------

FUND SUMMARY

Investor Conservative Growth Fund

Fixed Income Funds. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in One Group Investor Conservative Growth Fund will change as the value of investments of the underlying One Group funds increases and decreases.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the One Group Investor Conservative Growth Fund Performed?

By showing the variability of the One Group Investor Conservative Growth Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. Please remember that the past performance of the Investor Conservative Growth Fund is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

Bar Chart (per calendar year)/1/ -- Class I Shares
--------------------------------------------------------------------------------

                                    [GRAPH]

                        1997            12.50%
                        1998            11.71%
                        1999             4.51%
                        2000             5.35%


/1/ For the period from January 1, 2001, through September 30, 2001, the Fund's
    total return was     %.


--------------------------------------------------------------------------------
Best Quarter: 6.21% 2Q1997   Worst Quarter: -1.56% 3Q1999
--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2000

--------------------------------------------------------------------------------

                                  inception   1 year  performance
                                date of class        since 12/10/96
Class I                           12/10/96     5.35%      8.22%
-------------------------------------------------------------------
Lehman Brothers Intermediate
 Aggregate Bond Index/1/                      10.63%      6.62%
-------------------------------------------------------------------
Lipper Mix/2/                                  7.60%      8.38%


/1/ The Lehman Brothers Intermediate Aggregate Bond Index is an unmanaged index comprised of U.S. government, mortgage, corporate and asset-backed securities with maturities of one to ten years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as management fees. By contrast, the performance of the One Group Investor Conservative Growth Fund reflects the deduction of these expenses.
/2/ The Lipper Mix consists of the average monthly returns of the Lipper 1000
    Index (20%), the Lipper International Index (5%) and the Lipper Intermediate U.S. Government Index (75%). The Lipper Universe consists of the equally weighted average monthly returns for all the funds within the category.

------
26

      ------------------



Investor Conservative Growth Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


annual fund operating expenses
------------------------------------------------
(expenses that are deducted from Fund
assets)                                  CLASS I
------------------------------------------------
Investment Advisory Fees                  .05%
------------------------------------------------
Other Expenses                            .17%
------------------------------------------------
Total Annual Fund Operating Expenses/1/   .22%
------------------------------------------------




/1/ The Fund indirectly pays a portion of the expenses incurred by the underlying funds. After combining the total operating expenses of the Fund with those of the underlying funds, the estimated average weighted expense ratio would be .94% for Class I shares.



Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown below.

           CLASS I
------------------
1 Year/1/   $ 20
------------------
3 Years       78
------------------
5 Years      140
------------------
10 Years     325
------------------

/1/ Without contractual fee waivers, 1 Year expenses would be $27.

------
  27

      ONE GROUP(R)

      ------------------

More About the Funds

Each of the eight funds described in this prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation. For more information about One Group and Banc One Investment Advisors, please read "Management of One Group Mutual Funds" and the Statement of Additional Information.

--------------------------------------------------------------------------------

Principal Investment Strategies

This prospectus describes eight mutual funds with a variety of investment objectives.

 . One Group Prime Money Market Fund is designed to produce high current income consistent with liquidity or capital preservation and stability of principal.

 . One Group Bond Fund is designed to maximize total return. Banc One Investment
  Advisors analyzes four major factors in managing and constructing the Fund: duration, market sector, maturity concentrations and individual securities. The portfolios attempt to enhance total return by selecting market sectors that offer risk/reward advantages based on structural risks and credit trends.

 . One Group Mid Cap Growth, Large Cap Growth, Diversified Equity and Equity
  Index are designed for a variety of objectives, including capital appreciation and current income.

 . One Group Investor Growth & Income and Conservative Growth are designed to provide diversification across the three major asset classes: stocks, bonds and cash or cash equivalents. Diversification is achieved by investing in other One Group mutual funds. A brief description of these underlying One Group funds can be found in Appendix A. The Funds attempt to take advantage of the most attractive types of stocks and bonds by shifting their asset allocation to favor mutual funds that focus on the most promising securities.

The principal investment strategies that are used to meet each Fund's investment objective are described in "Fund Summaries: Investments, Risk & Performance" in the front of this prospectus. They are also described below. There can be no assurance that the Funds will achieve their investment objectives. Please note that each Fund may also use strategies that are not described below, but which are described in the Statement of Additional Information.


                             FUNDAMENTAL POLICIES

 A Fund's investment strategy may involve "fundamental policies." A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund.
 ------
28

--
ONE GROUP PRIME MONEY MARKET FUND. The Fund invests only in U.S. denominated securities.

 . The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

 .Each security held by the Fund will mature in 397 days or less.

 .The Fund will acquire only those securities that present minimal credit risks.

 .The Fund invests exclusively in money market instruments. These include:

 1. corporate notes;

 2. commercial paper;

 3.  funding agreements;

 4.  certificates of deposit; and

 5.  bank obligations.

 . Under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, although the Fund may invest less than 25% of its total assets in that industry if warranted due to adverse economic conditions and if investing less than that amount would be in the best interests of shareholders. The financial services industry includes banks, broker-dealers, finance companies and other issuers of asset-backed securities.


 .  The Fund may lend its portfolio's securities.

--

ONE GROUP BOND FUND. The Fund invests in all types of debt securities rated as investment grade (or unrated debt securities which Banc One Investment Advisors determines to be of comparable quality) as well as preferred stock and loan participations. Such securities include government securities such as U.S. Treasury obligations as well as Fannie Mae, Ginnie Mae, Freddie Mac and other government agency mortgage-backed securities.




 . As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes. Generally, such bonds will have intermediate to long maturities.


 .  The Fund also may purchase taxable or tax-exempt municipal securities.

 . The Fund may invest in bonds and other debt securities that are rated in the lowest investment grade category.


 . The Fund's average weighted maturity ordinarily will normally range between four and twelve years, although the Fund may shorten its weighted average maturity if deemed appropriate for temporary defensive purposes.


 WHAT IS AVERAGE WEIGHTED MATURITY?

 Average weighted maturity is the
 average of all the current
 maturities (that is, the term of
 the securities) of the individual
 securities in a Fund calculated so
 as to count most heavily those
 securities with the highest dollar
 value. Average weighted maturity
 is important to investors as an
 indication of a Fund's sensitivity
 to changes in interest rates. The
 longer the average weighted
 maturity, the more fluctuation in
 share price you can expect.
 Mortgage-related securities are
 subject to prepayment of
 principal, which can shorten the
 average weighted maturity of the
 Fund's portfolio. Therefore, in
 the case of a Fund holding
 mortgage-backed securities, the
 average weighted maturity of the
 Fund is equivalent to its weighted
 average life. Weighted average
 life is the average weighted
 maturity of the cash flows in the
 securities held by the Fund given
 certain prepayment assumptions.

------
  29

--

ONE GROUP MID CAP GROWTH FUND. The Fund invests in securities of mid-cap companies that have the potential to produce above-average earnings growth per share over a one to three-year period. Mid-cap companies are defined as companies with market capitalizations of $500 million to $10 billion at the time of investment.


 . Under normal circumstances, at least 80% of the Fund's assets will be invested in equity securities of mid-cap companies, including common stocks and debt securities and preferred stocks that are convertible to common stocks. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.


 .  A portion of the Fund's assets may be held in cash equivalents.


--

ONE GROUP LARGE CAP GROWTH FUND. The Fund invests mainly in equity securities of large, well-established companies. Large companies are defined as companies with market capitalizations in excess of $4 billion at the time of investment.


 . Under normal circumstances, at least 80% of the Fund's assets will be invested in the equity securities of large, well-established companies. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.


--
ONE GROUP DIVERSIFIED EQUITY FUND. The Fund invests mainly in common stocks of companies that have the potential for continued earnings growth with strong fundamentals and a reasonable value.

 . Under normal circumstances, at least 80% of the Fund's assets will be invested in equity securities. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.


 .  Although the Fund may invest up to 20% of the Fund's total assets in U.S.
   government securities, other investment grade fixed income securities, cash, and cash equivalents, the Fund's main investment strategy is to invest in equity securities.


--
ONE GROUP EQUITY INDEX FUND. The Fund invests in stocks included in the S&P 500 Index. (The Fund also invests in stock index futures and other equity derivatives.) The Fund may hold up to 10% of its total assets in cash or cash equivalents. (Assets held in margin deposits and segregated accounts for futures contracts are not considered cash or cash equivalents for purposes of the 10% limitation.)

  HOW DOES INDEX INVESTING WORK IN THE EQUITY INDEX FUND?

 . The percentage of stock that the Fund holds will be approximately the same percentage that the stock represents in the S&P 500 Index.

 . Banc One Investment Advisors generally picks stocks in the order of their weightings in the S&P 500 Index, starting with the heaviest-weighted stock.

 . The Fund attempts to achieve a correlation between the performance of the Fund and that of the S&P 500 Index of at least 0.95, without taking into account Fund expenses. Perfect correlation would be 1.00.


------
30

--
ONE GROUP INVESTOR GROWTH & INCOME FUND.

 . The Fund is diversified between stocks and bonds, with an emphasis on stocks.

 1. From 60% to 80% of the Fund's total assets are invested in One Group equity funds.

 2.  From 20% to 40% of its total assets are invested in One Group bond funds.

 3. Up to 10% of its total assets are invested in a One Group money market fund.

 . The Fund also is diversified across a variety of mutual funds, which in turn invest in different industries, economic sectors and geographic regions. The Fund invests its assets in the underlying mutual funds within the following ranges:


                                    percentage of
fund                                total assets
-------------------------------------------------
One Group(R) Prime Money Market
 Fund                                   0-10%
-------------------------------------------------
One Group(R) Short-Term Bond Fund       0-30%
-------------------------------------------------
One Group(R) Intermediate Bond
 Fund                                   0-30%
-------------------------------------------------
One Group(R) Income Bond Fund           0-30%
-------------------------------------------------
One Group(R) Bond Fund                  0-30%
-------------------------------------------------
One Group(R) High Yield Bond Fund       0-30%
-------------------------------------------------
One Group(R) Government Bond Fund       0-30%
-------------------------------------------------
One Group(R) Ultra Short-Term Bond
 Fund                                   0-30%
-------------------------------------------------
One Group(R) Mid Cap Value Fund         0-40%
-------------------------------------------------
One Group(R) Mid Cap Growth Fund        0-40%
-------------------------------------------------
One Group(R) International Equity
 Index Fund                             0-40%
-------------------------------------------------
One Group(R) Diversified
 International Fund                     0-40%
-------------------------------------------------
One Group(R) Large Cap Growth Fund      0-50%
-------------------------------------------------
One Group(R) Large Cap Value Fund       0-60%
-------------------------------------------------
One Group(R) Diversified Mid Cap
 Fund                                   0-40%
-------------------------------------------------
One Group(R) Diversified Equity
 Fund                                   0-60%
-------------------------------------------------
One Group(R) Small Cap Growth Fund      0-40%
-------------------------------------------------
One Group(R) Small Cap Value Fund       0-40%
-------------------------------------------------
One Group(R) Equity Income Fund         0-60%
-------------------------------------------------
One Group(R) Equity Index Fund          0-60%
-------------------------------------------------
One Group(R) Technology Fund            0-10%
-------------------------------------------------
One Group(R) Health Sciences Fund       0-10%


 .  The Fund also may hold cash and cash equivalents.

------
  31

--
ONE GROUP INVESTOR CONSERVATIVE GROWTH FUND.

 .  The Fund is diversified between stocks and bonds, with an emphasis on bonds.

 1. From 20% to 40% of the Fund's total assets are invested in One Group equity funds.

 2.  From 60% to 80% of its total assets are invested in One Group bond funds.

 3. Up to 10% of its total assets are invested in a One Group money market fund.

 . The Fund also is diversified across a variety of mutual funds, which in turn invest in different industries, economic sectors and geographic regions. The Fund invests its assets in the underlying mutual funds within the following ranges:

                                    percentage of
fund                                total assets
-------------------------------------------------
One Group(R) Prime Money Market
 Fund                                   0-10%
-------------------------------------------------
One Group(R) Short-Term Bond Fund       0-70%
-------------------------------------------------
One Group(R) Intermediate Bond
 Fund                                   0-70%
-------------------------------------------------
One Group(R) Income Bond Fund           0-70%
-------------------------------------------------
One Group(R) Bond Fund                  0-70%
-------------------------------------------------
One Group(R) High Yield Bond Fund       0-15%
-------------------------------------------------
One Group(R) Government Bond Fund       0-70%
-------------------------------------------------
One Group(R) Ultra Short-Term Bond
 Fund                                   0-70%
-------------------------------------------------
One Group(R) Mid Cap Value Fund         0-20%
-------------------------------------------------
One Group(R) Mid Cap Growth Fund        0-20%
-------------------------------------------------
One Group(R) International Equity
 Index Fund                             0-20%
-------------------------------------------------
One Group(R) Diversified
 International Fund                     0-20%
-------------------------------------------------
One Group(R) Large Cap Growth Fund      0-20%
-------------------------------------------------
One Group(R) Large Cap Value Fund       0-20%
-------------------------------------------------
One Group(R) Diversified Mid Cap
 Fund                                   0-20%
-------------------------------------------------
One Group(R) Diversified Equity
 Fund                                   0-20%
-------------------------------------------------
One Group(R) Small Cap Growth Fund      0-20%
-------------------------------------------------
One Group(R) Small Cap Value Fund       0-20%
-------------------------------------------------
One Group(R) Equity Income Fund         0-20%
-------------------------------------------------
One Group(R) Equity Index Fund          0-20%

 .  The Fund also may hold cash and cash equivalents.

--------------------------------------------------------------------------------

Investment Risks

The risks associated with investing in the Funds are described below and in "Fund Summaries: Investments, Risk & Performance" at the front of this prospectus.

--
NET ASSET VALUE. There is no assurance that the Prime Money Market Fund will meet its investment objectives or be able to maintain a net asset value of $1.00 per share on a continuous basis.

------
32

FIXED INCOME SECURITIES. Investments by the Prime Money Market Fund and the Bond Fund in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally decreases. On the other hand, if rates fall, the value of the investments generally increases. The value of the securities in the One Group Bond Fund, and the value of your investment in the One Group Bond Fund, will increase and decrease as the value of the One Group Bond Fund's investments increases and decreases.

--
DERIVATIVES. The Funds invest in securities that may be considered to be derivatives. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity and management risks.

      WHAT IS A DERIVATIVE?

 Derivatives are securities or
 contracts (like futures and
 options) that derive their value
 from the performance of underlying
 assets or securities.
--
LOWER RATED SECURITIES. The Bond Fund may purchase debt securities rated in the lowest investment grade category. Securities in this rating category are considered to have speculative characteristics. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

--

INVESTOR FUNDS' RISKS. The Investor Growth & Income Fund and the Investor Conservative Growth Fund invest in a variety of other One Group funds. The funds in which the Investor Funds invest are referred to in this prospectus as the "Investor Portfolios." The main risks of investing in the Investor Funds are described above and in "Fund Summaries: Investments, Risk & Performance." Additional risks associated with investing in the Investor Portfolios are described below.




Junk Bonds. One Group High Yield Bond Fund and One Group Income Bond Fund invest in debt securities that are considered to be speculative. These securities are issued by companies which are highly leveraged, less creditworthy or financially distressed. While these investments generally provide a higher yield than higher rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. The market price of these securities can change suddenly and unexpectedly. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn. Over the past two and a half years and continuing on the date of this prospectus, the default rate for high yield securities has significantly increased compared with prior periods.




International Funds. Foreign securities are subject to special risks. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, higher transaction costs and delayed settlements of transactions. Securities of some foreign companies are less liquid, and their prices more volatile, than securities of comparable U.S. companies. Additionally, there may be less public information available about foreign issuers. Since the Investor Portfolios may invest in securities denominated in foreign currencies, changes in exchange rates also may affect the value of investments in the Investor Portfolios.


------
  33

Emerging Markets. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.




Smaller Companies. Investments by funds in smaller, newer companies may be riskier than investments in larger, more-established companies. Securities of smaller companies tend to be less liquid than securities of large companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their debt securities and/or stock price. This may cause unexpected and frequent decreases in the value of Investor Portfolios investing in small companies, and may affect your investment in the funds.


Securities of Technology Companies: The Technology Fund's performance is closely tied to, and affected by the industries in the technology sector. The stock price of technology companies tends to be more volatile than the stock price of companies in other industries. In addition, the valuation of many technology stocks could be high when considered by such traditional measures of value as price-to-earnings ratios. Competitive pressures also may have a significant effect on the financial condition of technology-sensitive companies. Further, because of the rapid pace of technological development, products and services produced by companies in which the Technology Fund invests may become obsolete or have relatively short product cycles. As a result, the underlying Fund's value and its returns may be considerably more volatile and pose greater risks than the values and returns of other mutual funds that invest in companies in the technology sector.


Securities of Health Sciences Companies: The Health Sciences Fund's performance is closely tied to, and affected by, the performance of the industries in the health sciences sector. Health sciences companies are subject to comprehensive government regulation and scrutiny. The activities of health sciences companies may be dependent upon government funding and reimbursements from governmental programs and agencies. Moreover, new products may require regulatory approval. As a result, adverse actions (or market concerns with prospective actions) by governmental entities such as withdrawal of funding, changes in legislation and regulation, or denial or delays in regulatory approvals, may have an adverse impact on the Fund's share price. In addition, the Fund may be adversely impacted by increased competition among health sciences companies, patent infringement, product liability and other litigation, and product obsolescence.

For more information about risks associated with the types of investments that the Funds purchase, please read "Fund Summaries: Investments, Risk & Performance," Appendix A and the Statement of Additional Information.


--------------------------------------------------------------------------------
Portfolio Quality


Various rating organizations (like Standard & Poor's Corporation and Moody's Investors Service) assign ratings to securities (other than equity securities). Generally, ratings are divided into two main categories: "Investment Grade Securities" and "Non-Investment Grade Securities." Although there is always a risk of default, rating agencies believe that issuers of Investment Grade Securities have a high probability of

------
34
making payments on such securities. Non-Investment Grade Securities include securities that, in the opinion of the rating agencies, are more likely to default than Investment Grade Securities. The Funds only purchase securities that meet the rating criteria described below. Banc One Investment Advisors will look at a security's rating at the time of investment. If the securities are unrated, Banc One Investment Advisors must determine that they are of comparable quality to rated securities. Subsequent to its purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Fund's investment advisor will consider such an event in determining whether the Fund should continue to hold the security.


--
THE PRIME MONEY MARKET FUND

 . The quality and maturity of money market funds are subject to SEC rules.
  Quality is generally restricted to the two highest short-term ratings or their equivalent. Maturity is limited both as to total portfolio average and as to each individual security. With respect to portfolio average, the rules limit the Fund's average weighted maturity to 90 days. With respect to each individual security, the remaining maturity is restricted to 397 days at acquisition. Moreover, the SEC rules limit exposure to a single issuer to 5% of a money market fund's assets (although there is no limit on government securities).

--
THE BOND FUND AND THE INVESTOR PORTFOLIOS

 .  Debt Securities

 1. One of the Investor Portfolios, the Government Bond Fund, may invest in debt securities rated in any of the three highest investment grade rating categories.


 2. The Bond Fund and three of the other Investor Portfolios, the Ultra Short-Term Bond Fund, the Intermediate Bond Fund, and the Short-Term Bond Fund, may invest in debt securities rated in any of the four investment grade rating categories.


 3. Two Investor Portfolios, the Income Bond Fund and the High Yield Bond Fund, may purchase securities in any rating category. Please read "Fund
     Summaries: Investments, Risk & Performance" and "Junk Bonds" for more information about the Income Bond Fund and the High Yield Bond Fund.

 .  Preferred Stock

 1. The Bond Fund and three of the other Investor Portfolios, the Ultra Short-Term Bond Fund, the Short-Term Bond Fund, and the Intermediate Bond Fund, may only invest in preferred stock rated in any of the four highest rating categories.


 2. Two Investor Portfolios, the Income Bond Fund and the High Yield Bond Fund, may invest in preferred stock in any rating category.

 .  Municipal Securities

 1. The Bond Fund and three of the other Investor Portfolios, the Ultra Short-Term Bond Fund, the Short-Term Bond Fund, and Intermediate Bond Fund, may only invest in municipal bonds rated in any of the four investment grade rating categories.


 2. The Bond Fund as well as two Investor Portfolios, the Ultra Short-Term Bond Fund and the Intermediate Bond Fund, may only invest in other municipal securities, such as tax-exempt commercial paper, notes, and variable rate demand obligations which are rated in the highest or second highest

------
  35
  investment grade rating categories. The Short-Term Bond Fund may invest in such securities only if they are rated in the highest investment grade rating category.

 3. Two Investor Portfolios, the Income Bond Fund and the High Yield Bond Fund, may invest in municipal securities rated in ANY category.

 .  Commercial Paper

 1. The Bond Fund, two Investor Portfolios, the Intermediate Bond Fund, the Short-Term Bond Fund, and the Ultra Short-Term Bond Fund, may invest in commercial paper rated in the highest or second highest rating category.

 2. Two Investor Portfolios, the High Yield Bond Fund and the Income Bond Fund, may invest in commercial paper rated in any category.


--


For more information about ratings, please see "Description of Ratings" in the Statement of Additional Information.

--------------------------------------------------------------------------------
Temporary Defensive Positions


To provide liquidity for the Investor Funds and to allow all of the Funds to respond to unusual market conditions, the Funds may invest all or a portion of their assets in cash and cash equivalents for temporary defensive purposes. The Investor Funds only invest in cash equivalents. They will not hold a significant portion of their assets in cash. The Equity Index Fund may invest no more than 10% of its total assets in cash and cash equivalents. (Assets held in margin deposits are segregated accounts for futures contracts are not considered cash and cash equivalents for purposes of this 10% limitation.) Investments in cash and cash equivalents may result in a lower yield than lower-quality or longer-term investments and may prevent the Funds from meeting their investment objectives.

While the Funds are engaged in a temporary defensive position, they will not be pursuing their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.

     WHAT IS A CASH EQUIVALENT?

 Cash equivalents are highly
 liquid, high-quality instruments
 with maturities of three months or
 less on the date they are
 purchased. They include securities
 issued by the U.S. government, its
 agencies and instrumentalities,
 repurchase agreements (other than
 equity repurchase agreements),
 certificates of deposit, bankers'
 acceptances, commercial paper
 (rated in one of the two highest
 rating categories), variable rate
 master demand notes, money market
 mutual funds and bank money market
 deposit accounts.
--------------------------------------------------------------------------------
Portfolio Turnover


The Funds may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Portfolio turnover may vary greatly from year to year, as well as within a particular year.

Higher portfolio turnover rates will likely result in higher transaction costs to the Funds. The portfolio turnover rate for each Fund for the fiscal year ended June 30, 2001, is shown on the Financial Highlights.


------
36

      ONE GROUP(R)

      ------------------
      -----------------

How to Do Business with One Group Mutual Funds

--------------------------------------------------------------------------------

Purchasing Fund Shares

How much do shares cost?

 . Shares are sold at net asset value ("NAV").

 . NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class expenses) by the number of outstanding shares in that class.

 .  The market value of each Fund's investments, other than the Prime Money
   Market Fund, is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued either at amortized cost or original cost plus accrued interest, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security's value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company) but before a Fund's NAV is calculated, that security may be valued by another method that the Funds believe accurately reflects fair value. The Prime Money Market Fund uses the amortized cost method in determining the value of its investments. Employing this method, the Prime Money Market Fund uses its best efforts to maintain its NAV at $1.00.




 . A Fund's NAV changes every business day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.


 . It is the responsibility of the Bank One Corporation Savings and Investment
  Plan to send your purchase or redemption order to the Fund(s). Please contact the Bank One Corporation Savings and Investment Plan at 1-888-506-401K for information regarding cut-off times for purchase and redemption requests.

 . The Funds are open for business every day, other than weekends and days on which the New York Stock Exchange ("NYSE") is closed, including the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas Day.


How do I buy fund shares?

 . Please call 1-888-506-401K for information on participating in the Bank One
  Corporation Savings and Investment Plan.

------
  37

      ONE GROUP(R)

      ------------------

Privacy Policy



--------------------------------------------------------------------------------

One Group Mutual Funds understands that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.


Key Definitions


This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:


  . Consumer -- an individual who applies for or obtains a financial product or service from One Group Mutual Funds for personal, family or household purposes, including individuals who don"t have a continuing relationship with One Group Mutual Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representatives, but do not invest in One Group Mutual Funds.


  . Customer -- a consumer who has a continuing relationship with One Group
    Mutual Funds through record ownership of fund shares.


  . Nonpublic personal information -- any personally identifiable financial information about a consumer that is obtained by One Group Mutual Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory listing is an example of public information.


Collection of Nonpublic Personal Information


We collect information to service your account, to protect you from fraud and to make available products and services that may be of interest to you. We collect nonpublic personal information about you from the following sources:


  . Information we receive from you on applications or other forms, on our website or through other means;


  . Information we receive from you through transactions, correspondence and other communications with us; and


  . Information we otherwise obtain from you in connection with providing you a financial product or service.


Information Sharing with Non-Affiliated Third Parties


We do not share any nonpublic personal information about our customers or former customers with anyone, except as required or permitted by law. This means we may disclose all of the information we collect, as described above, to companies who help

------
38
us maintain and service your account. For instance, we will share information with the transfer agent for One Group Mutual Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas or as described in the following section.


Information Sharing with Joint Marketers


We also may share the information described above in Collection of Nonpublic Personal Information with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint marketing agreements. However, we only provide information about you to that broker-dealer or financial intermediary from whom you purchased your One Group shares. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.


Children's Online Privacy Act Disclosure


From our website, One Group Mutual Funds does not knowingly collect or use personal information from children under the age of 13 without obtaining verifiable consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.


Security


For your protection, One Group Mutual Funds maintains security standards and procedures that we continually update to safeguard against unauthorized disclosure of information or access to information about you.


We restrict access to nonpublic personal information about you to those individuals who need to know that information to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.


One Group Mutual Funds' Privacy Commitment


One Group Mutual Funds is committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.onegroup.com.

VOTING RIGHTS

------
  39

Shareholder Information



--------------------------------------------------------------------------------

VOTING RIGHTS

The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective, or approve an investment advisory contract.

Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently.

However, all shareholders will have equal voting rights on matters that affect all shareholders equally.

--------------------------------------------------------------------------------
DIVIDEND POLICIES

DIVIDENDS. The Funds generally declare dividends quarterly. The Investor Conservative Growth Fund and the Bond Fund, however, generally declare dividends monthly, and the Prime Money Market Fund generally declares dividends on each business day. Dividends are distributed on the first business day of the next month after they are declared.

The Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment.

DIVIDEND REINVESTMENT. You automatically will receive all income dividends and capital gains distributions in additional shares of the same Fund and class. The value of the shares distributed is the NAV determined immediately following the dividend record date.

--------------------------------------------------------------------------------

TAX TREATMENT OF SHAREHOLDERS

TAXATION OF DISTRIBUTIONS.

Each Fund will distribute substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses) and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) on at least an annual basis.


TAXATION OF RETIREMENT PLANS

Distributions by the Funds to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual. If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of making such an investment.


--------------------------------------------------------------------------------
SHAREHOLDER INQUIRIES


If you have any questions or need additional information, please contact the Bank One Corporation Savings and Investment Plan at 1-888-506-401K.

------
40

      ONE GROUP(R)

      ------------------


Management of One Group Mutual Funds

--------------------------------------------------------------------------------

The Advisor

Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual corporate, charitable and retirement accounts. As of June 30, 2001, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $132 billion in assets.


--------------------------------------------------------------------------------

Advisory Fees

Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each year. For the most recent fiscal year, the Funds paid advisory fees at the following rates:

--------------------------------------------------------------------------------

                                                   annual rate
                                                 as percentage of
fund                                         average daily net assets
One Group(R) Prime Money Market Fund                   .32%
---------------------------------------------------------------------
One Group(R) Bond Fund                                 .39%
---------------------------------------------------------------------
One Group(R) Mid Cap Growth Fund                       .73%
---------------------------------------------------------------------
One Group(R) Large Cap Growth Fund                     .69%
---------------------------------------------------------------------
One Group(R) Diversified Equity Fund                   .72%
---------------------------------------------------------------------
One Group(R) Equity Index Fund                         .15%
---------------------------------------------------------------------
One Group(R) Investor Growth & Income Fund             .02%
---------------------------------------------------------------------
One Group(R) Investor Conservative Growth
 Fund                                                  .02%
---------------------------------------------------------------------

--------------------------------------------------------------------------------

The Fund Managers

The Funds are managed by teams of Fund managers, research analysts and other investment management professionals. For all the Funds, except the International Equity Index Fund and the Equity Index Fund, each team member makes recommendations about the securities in the Funds. The research analysts provide in-depth industry analysis and recommendations, while the portfolio managers determine strategy, industry weightings, Fund holdings and cash positions.

------
  41

      ONE GROUP(R)

      ------------------

FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand the Funds' performance for the last five years or the period of the Funds' operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information for the Funds has been audited by PricewaterhouseCoopers LLP and other independent accountants. PricewaterhouseCoopers' report, along with the Funds' financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.


                                       year ended june 30,
                         ---------------------------------------------------
PRIME MONEY MARKET FUND
CLASS I                  2001    2000        1999        1998        1997
-----------------------------------------------------------------------------
net asset value,
 beginning of period          $    1.000  $    1.000  $    1.000  $    1.000
-----------------------------------------------------------------------------
Investment Activities:
 Net investment income             0.054       0.049       0.053       0.051
Distributions:
 Net investment income            (0.054)     (0.049)     (0.053)     (0.051)
-----------------------------------------------------------------------------
net asset value, end of
 period                       $    1.000  $    1.000  $    1.000  $    1.000
-----------------------------------------------------------------------------
Total Return                       5.51%       4.98%       5.39%       5.20%
ratios/supplementary
 data:
 Net assets at end of
  period (000)                $6,224,509  $5,398,206  $2,616,698  $2,563,768
 Ratio of expenses to
  average net assets               0.52%       0.50%       0.51%       0.48%
 Ratio of net investment
  income to average net
  assets                           5.39%       4.79%       5.26%       5.06%
 Ratio of expenses to
  average net assets*              0.55%       0.54%       0.58%       0.56%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


                                                                        year ended december
                                                                                31,
                          year ended    year ended   six months ended  ----------------------
BOND FUND CLASS I        june 30, 2001 june 30, 2000 june 30, 1999(a)     1998        1997
----------------------------------------------------------------------------------------------
net asset value,
 beginning of period                    $    10.34      $    10.78     $    10.59  $    10.27
----------------------------------------------------------------------------------------------
Investment Activities:
 Net investment income                        0.65            0.35           0.65        0.66
 Net realized and
  unrealized gains
  (losses) from
  investments                                (0.26)          (0.44)          0.19        0.32
----------------------------------------------------------------------------------------------
Total from Investment
 Activities                                   0.39           (0.09)          0.84        0.98
----------------------------------------------------------------------------------------------
Distributions:
 Net investment income                       (0.65)          (0.35)         (0.65)      (0.66)
Total Distributions                          (0.65)          (0.35)         (0.65)      (0.66)
----------------------------------------------------------------------------------------------
net asset value, end of
 period                                 $    10.08      $    10.34     $    10.78  $    10.59
----------------------------------------------------------------------------------------------
Total Return                                 3.94%          (0.87%)(b)      8.17%       9.97%
ratios/supplementary
 data:
 Net assets at end of
  period (000)                          $1,687,041      $1,330,527     $1,277,246  $1,101,894
 Ratio of expenses to
  average net assets                         0.60%           0.64%(c)       0.64%       0.61%
 Ratio of net investment
 income to average net
  assets                                     6.44%           6.65%(c)       6.10%       6.41%
 Ratio of expenses to
  average net assets*                        0.83%           0.75%(c)       0.64%       0.61%
 Portfolio turnover(d)                      16.19%          10.89%         34.69%      17.60%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Bond Fund became the One Group Bond Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Bond Fund. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
42

      ONE GROUP(R)

      ------------------

FINANCIAL HIGHLIGHTS





                                          year ended june 30,
                             -------------------------------------------------
MID CAP GROWTH FUND CLASS I   2001     2000        1999       1998      1997
-------------------------------------------------------------------------------
net asset value, beginning
 of period                   $29.73 $    25.32  $    22.51  $  19.46  $  18.81
-------------------------------------------------------------------------------
Investment Activities:
 Net investment income
  (loss)                                 (0.10)      (0.07)    (0.07)     0.25
 Net realized and unrealized
  gains (losses) from
  investments                             8.59        5.58      5.70      3.59
-------------------------------------------------------------------------------
Total from Investment
 Activities                               8.49        5.51      5.63      3.84
-------------------------------------------------------------------------------
Distributions:
 Net investment income                      -           -         -      (0.25)
 In excess of net investment
  income                                    -           -         -      (0.02)
 Net realized gains                      (4.08)      (2.70)    (2.58)    (2.92)
Total Distributions                      (4.08)      (2.70)    (2.58)    (3.19)
-------------------------------------------------------------------------------
net asset value, end of
 period                             $    29.73  $    25.32  $  22.51  $  19.46
-------------------------------------------------------------------------------
Total Return                            36.65%      28.39%    31.11%    22.75%
ratios/supplementary data:
 Net assets at end of period
  (000)                             $1,624,824  $1,164,884  $868,901  $623,911
 Ratio of expenses to
  average net assets                     0.99%       0.99%     1.00%     0.99%
 Ratio of net investment
  income to average net
  assets                                (0.38%)     (0.35%)   (0.36%)    1.32%
 Ratio of expenses to
  average net assets*                    0.99%       0.99%     1.00%     0.99%
 Portfolio turnover(A)                 181.78%     141.46%   158.43%   301.35%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                                        year ended june 30,
                         -----------------------------------------------------
LARGE CAP GROWTH FUND
CLASS I                   2001     2000        1999        1998        1997
-------------------------------------------------------------------------------
net asset value,
 beginning of period     $26.68 $    26.15  $    22.71  $    19.44  $    15.44
-------------------------------------------------------------------------------
Investment Activities:
 Net investment income
  (loss)                             (0.03)         -         0.04        0.12
 Net realized and
  unrealized gains
  (losses) from
  investments                         3.90        5.80        6.13        4.79
-------------------------------------------------------------------------------
Total from Investment
 Activities                           3.87        5.80        6.17        4.91
-------------------------------------------------------------------------------
Distributions:
 Net investment income                  -           -        (0.02)      (0.11)
 Net realized gains                  (3.34)      (2.36)      (2.88)      (0.80)
Total Distributions                  (3.34)      (2.36)      (2.90)      (0.91)
-------------------------------------------------------------------------------
net asset value, end of
 period                         $    26.68  $    26.15  $    22.71  $    19.44
-------------------------------------------------------------------------------
Total Return                        15.30%      28.78%      35.75%      33.11%
ratios/supplementary
 data:
 Net assets at end of
  period (000)                  $3,118,107  $3,052,729  $1,510,521  $1,142,864
 Ratio of expenses to
  average net assets                 0.94%       0.96%       0.99%       0.99%
 Ratio of net investment
  income to average net
  assets                            (0.12%)      0.07%       0.21%       0.69%
 Ratio of expenses to
  average net assets*                0.94%       0.96%       0.99%       0.99%
 Portfolio turnover(a)             123.21%      86.34%     117.34%      57.17%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
  43

      ONE GROUP(R)

      ------------------

FINANCIAL HIGHLIGHTS



                                          year ended june 30,
                             -------------------------------------------------
DIVERSIFIED EQUITY FUND
CLASS I                       2001     2000        1999       1998      1997
-------------------------------------------------------------------------------
net asset value, beginning
 of period                   $15.05 $    15.19  $    13.51  $  11.51  $  10.39
-------------------------------------------------------------------------------
Investment Activities:
 Net investment income
  (loss)                                  0.03        0.05      0.08      0.11
 Net realized and unrealized
  gains (losses) from
  investments                             0.72        2.52      3.36      2.85
-------------------------------------------------------------------------------
Total from Investment
 Activities                               0.75        2.57      3.44      2.96
-------------------------------------------------------------------------------
Distributions:
 Net investment income                   (0.02)      (0.05)    (0.08)    (0.11)
 Net realized gains                      (0.87)      (0.84)    (1.36)    (1.73)
Total Distributions                      (0.89)      (0.89)    (1.44)    (1.84)
-------------------------------------------------------------------------------
net asset value, end of
 period                             $    15.05  $    15.19  $  13.51  $  11.51
-------------------------------------------------------------------------------
Total Return                             5.23%      20.72%    32.26%    31.97%
ratios/supplementary data:
 Net assets at end of period
  (000)                             $1,895,968  $2,089,940  $630,340  $430,837
 Ratio of expenses to
  average net assets                     0.95%       0.95%     0.98%     0.98%
 Ratio of net investment
  income to average net
  assets                                 0.20%       0.42%     0.66%     1.06%
 Ratio of expenses to
  average net assets*                    0.95%       0.95%     0.98%     1.00%
 Portfolio turnover(a)                  37.98%      50.82%    62.37%   113.17%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.



                                          year ended june 30,
                             -------------------------------------------------
EQUITY INDEX FUND CLASS I     2001     2000        1999       1998      1997
-------------------------------------------------------------------------------
net asset value, beginning
 of period                   $33.21 $    31.79  $    27.16  $  21.80  $  16.66
-------------------------------------------------------------------------------
Investment Activities:
 Net investment income
  (loss)                                  0.31        0.31      0.33      0.35
 Net realized and unrealized
  gains (losses) from
  investments                             1.86        5.54      5.98      5.27
-------------------------------------------------------------------------------
Total from Investment
 Activities                               2.17        5.85      6.31      5.62
-------------------------------------------------------------------------------
Distributions:
 Net investment income                   (0.30)      (0.30)    (0.32)    (0.33)
 In excess of net investment
  income                                    -           -         -         -
 Net realized gains                      (0.45)      (0.92)    (0.63)    (0.15)
Total Distributions                      (0.75)      (1.22)    (0.95)    (0.48)
-------------------------------------------------------------------------------
net asset value, end of
 period                             $    33.21  $    31.79  $  27.16  $  21.80
-------------------------------------------------------------------------------
Total Return                             6.86%      22.50%    29.73%    34.30%
ratios/supplementary data:
 Net assets at end of period
  (000)                             $1,987,505  $1,855,947  $671,422  $480,819
 Ratio of expenses to
  average net assets                     0.35%       0.35%     0.35%     0.30%
 Ratio of net investment
  income to average net
  assets                                 0.95%       1.14%     1.37%     1.87%
 Ratio of expenses to
  average net assets*                    0.57%       0.57%     0.62%     0.61%
 Portfolio turnover(a)                   7.89%       5.37%     4.32%     5.81%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
44

      ONE GROUP(R)

      ------------------

FINANCIAL HIGHLIGHTS



                                  year ended june 30,
                            ----------------------------------    december 10,
INVESTOR GROWTH & INCOME                                          1996 through
FUND CLASS I                2001     2000      1999     1998    june 30, 1997(a)
--------------------------------------------------------------------------------
net asset value, beginning
 of period                  $13.84 $  13.29  $  12.57  $ 10.93      $ 10.00
--------------------------------------------------------------------------------
Investment Activities:
 Net investment income
  (loss)                               0.43      0.35     0.25         0.15
 Net realized and
  unrealized gains (losses)
  from investments                     0.63      1.32     1.92         0.93
--------------------------------------------------------------------------------
Total from Investment
 Activities                            1.06      1.67     2.17         1.08
--------------------------------------------------------------------------------
Distributions:
 Net investment income                (0.42)    (0.48)   (0.25)       (0.15)
 Net realized gains                   (0.09)    (0.47)   (0.28)          -
Total Distributions                   (0.51)    (0.95)   (0.53)       (0.15)
--------------------------------------------------------------------------------
net asset value, end of
 period                            $  13.84  $  13.29  $ 12.57      $ 10.93
--------------------------------------------------------------------------------
Total Return                          8.10%    14.11%   20.34%       10.87%(b)
ratios/supplementary data:
 Net assets at end of
  period (000)                     $207,040  $209,770  $98,060      $43,660
 Ratio of expenses to
  average net assets                  0.20%     0.20%    0.20%        0.20%(c)
 Ratio of net investment
  income to average net
  assets                              3.14%     3.70%    2.17%        2.78%(c)
 Ratio of expenses to
  average net assets*                 0.28%     0.27%    0.34%        0.66%(c)
 Portfolio turnover(d)               21.50%    17.87%   11.38%       18.07%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (A) Period from commencement of operations. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                                     year ended june 30,          december 10,
                                --------------------------------  1996 through
INVESTOR CONSERVATIVE GROWTH                                        june 30,
FUND CLASS I                    2001    2000     1999     1998      1997(a)
------------------------------------------------------------------------------
net asset value, beginning of
 period                         $11.09 $ 11.20  $ 11.06  $ 10.33    $ 10.00
------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)             0.52     0.47     0.46       0.26
 Net realized and unrealized
  gains (losses) from
  investments                            (0.03)    0.28     0.82       0.33
------------------------------------------------------------------------------
Total from Investment
 Activities                               0.49     0.75     1.28       0.59
------------------------------------------------------------------------------
Distributions:
 Net investment income                   (0.52)   (0.48)   (0.45)     (0.26)
 Net realized gains                      (0.08)   (0.13)   (0.10)        -
Total Distributions                      (0.60)   (0.61)   (0.55)     (0.26)
------------------------------------------------------------------------------
net asset value, end of period         $ 11.09  $ 11.20  $ 11.06    $ 10.33
------------------------------------------------------------------------------
Total Return                             4.52%    7.01%   12.70%      6.00%(b)
ratios/supplementary data:
 Net assets at end of period
  (000)                                $52,294  $37,131  $30,352    $15,038
 Ratio of expenses to average
  net assets                             0.20%    0.20%    0.20%      0.20%(c)
 Ratio of net investment income
  to average net assets                  4.66%    4.31%    4.43%      4.92%(c)
 Ratio of expenses to average
  net assets*                            0.30%    0.32%    0.56%      1.46%(c)
 Portfolio turnover(d)                  23.76%    9.73%    3.22%     28.46%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (A) Period from commencement of operations. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

------
  45

      ONE GROUP(R)

      -------------------

Appendix A

--------------------------------------------------------------------------------

Investment Practices

The Funds and Investor Portfolios (as the underlying investments of the
Investor Growth & Income Fund and the Investor Conservative Growth Fund) invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Funds and the Investor Portfolios, as well as the risks inherent in their use. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.
--------------------------------------------------------------------------------

                        fund name   fund code
  -------------------------------------------
         One Group(R) Prime Money
                      Market Fund        1
  -------------------------------------------
           One Group(R) Bond Fund        2
  -------------------------------------------
      One Group(R) Mid Cap Growth
                             Fund        3
  -------------------------------------------
    One Group(R) Large Cap Growth
                             Fund        4
  -------------------------------------------
         One Group(R) Diversified
                      Equity Fund        5
  -------------------------------------------
   One Group(R) Equity Index Fund        6
  -------------------------------------------
   One Group(R) Investor Growth &
                      Income Fund        7
  -------------------------------------------
            One Group(R) Investor
         Conservative Growth Fund        8

                                                               Fund Risk
Instrument                                                     Code Type
-----------------------------------------------------------------------------
U.S. Treasury Obligations: Bills, notes, bonds, STRIPS and     1-8  Market
CUBES.
-----------------------------------------------------------------------------
Treasury Receipts: TRs, TIGRs and CATS.                        1-8  Market
-----------------------------------------------------------------------------
U.S. Government Agency Securities: Securities issued by        1-8  Market
agencies and instrumentalities of the U.S. government. These        Credit
include Fannie Mae and Freddie Mac.
-----------------------------------------------------------------------------
Certificates of Deposit: Negotiable instruments with a stated  1-8  Market
maturity.                                                           Credit
                                                                    Liquidity
-----------------------------------------------------------------------------
Time Deposits: Non-negotiable receipts issued by a bank in     1-8  Liquidity
exchange for the deposit of funds.                                  Credit
                                                                    Market
-----------------------------------------------------------------------------
Common Stock: Shares of ownership of a company.                3-8  Market
-----------------------------------------------------------------------------


------
46

                                                                Fund Risk
Instrument                                                      Code Type
-------------------------------------------------------------------------------
Repurchase Agreements: The purchase of a security and the       1-8  Credit
simultaneous commitment to return the security to the seller         Market
at an agreed upon price on an agreed upon date. This is              Liquidity
treated as a loan.
-------------------------------------------------------------------------------
Reverse Repurchase Agreements: The sale of a security and the   1-8  Market
simultaneous commitment to buy the security back at an agreed        Leverage
upon price on an agreed upon date. This is treated as a
borrowing by a Fund.
-------------------------------------------------------------------------------
Securities Lending: The lending of up to 33 1/3% of the Fund's  1-8  Credit
total assets. In return the Fund will receive cash, other            Market
securities, and/or letters of credit as collateral.                  Leverage
-------------------------------------------------------------------------------
When-Issued Securities and Forward Commitments: Purchase or     1-8  Market
contract to purchase securities at a fixed price for delivery        Leverage
at a future date.                                                    Liquidity
                                                                     Credit
-------------------------------------------------------------------------------
Investment Company Securities: Shares of other mutual funds,    1-8  Market
including One Group money market funds and shares of other
money market funds for which Banc One Investment Advisors or its affiliates serve as investment advisor or administrator.
Banc One Investment Advisors will waive certain fees when
investing in funds for which it serves as investment advisor.
-------------------------------------------------------------------------------
Convertible Securities: Bonds or preferred stock that can       2-8  Market
convert to common stock.                                             Credit
-------------------------------------------------------------------------------
Call and Put Options: A call option gives the buyer the right   2-8  Management
to buy, and obligates the seller of the option to sell, a            Liquidity
security at a specified price at a future date. A put option         Credit
gives the buyer the right to sell, and obligates the seller of       Market
the option to buy, a security at a specified price at a future       Leverage
date. The Funds will sell only covered call and secured put
options.
-------------------------------------------------------------------------------
Futures and Related Options: A contract providing for the       2-8  Management
future sale and purchase of a specified amount of a specified        Market
security, class of securities, or an index at a specified time       Credit
in the future and at a specified price.                              Liquidity
                                                                     Leverage
-------------------------------------------------------------------------------
Real Estate Investment Trusts ("REITs"): Pooled investment      2-8  Liquidity
vehicles which invest primarily in income-producing real             Management
estate or real estate related loans or interest.                     Market
                                                                     Regulatory
                                                                     Tax
                                                                     Prepayment
-------------------------------------------------------------------------------
Bankers' Acceptances: Bills of exchange or time drafts drawn    1-8  Credit
on and accepted by a commercial bank. Maturities are generally       Liquidity
six months or less.                                                  Market
-------------------------------------------------------------------------------

------
  47

                                                                     Risk
Instrument                                                Fund Code  Type
-------------------------------------------------------------------------------
Commercial Paper: Secured and unsecured short-term               1-8 Credit
promissory notes issued by corporations and other                    Liquidity
entities. Maturities generally vary from a few days to               Market
nine months.
-------------------------------------------------------------------------------
Extendable Commercial Notes: Variable rate notes which       1, 7, 8 Market
normally mature within a short period of time (e.g., one             Credit
month) but which may be extended by the issuer for a                 Liquidity
maximum maturity of 13 months.
-------------------------------------------------------------------------------
Foreign Securities: Securities issued by foreign                 1-8 Market
companies, as well as commercial paper of foreign                    Political
issuers and obligations of foreign banks, overseas                   Liquidity
branches of U.S. banks and supranational entities.                   Foreign
Includes American Depositary Receipts and Global                     Investment
Depositary Receipts, American Depositary Securities, and
European Depositary Receipts.
-------------------------------------------------------------------------------
Restricted Securities: Securities not registered under           1-8 Liquidity
the Securities Act of 1933, such as privately placed                 Market
commercial paper and Rule 144A securities.
-------------------------------------------------------------------------------
Variable and Floating Rate Instruments: Obligations with         1-8 Credit
interest rates which are reset daily, weekly, quarterly              Liquidity
or some other period and which may be payable to the                 Market
Fund on demand.
-------------------------------------------------------------------------------
Rights and Warrants: Securities, typically issued with           4-8 Market
preferred stock or bonds, that give the holder the right             Credit
to buy a proportionate amount of common stock at a
specified price.
-------------------------------------------------------------------------------
Preferred Stock: A class of stock that generally pays a          2-8 Market
dividend at a specified rate and has preference over
common stock in the payment of dividends and in
liquidation.
-------------------------------------------------------------------------------
Mortgage-Backed Securities: Debt obligations secured by   1, 2, 7, 8 Prepayment
real estate loans and pools of loans. These include                  Market
collateralized mortgage obligations ("CMOs"), and Real               Credit
Estate Mortgage Investment Conduits ("REMICs").                      Regulatory
-------------------------------------------------------------------------------
Corporate Debt Securities: Corporate bonds and non-       2, 4, 7, 8 Market
convertible debt securities.                                         Credit
-------------------------------------------------------------------------------
Demand Features: Securities that are subject to puts and  1, 2, 7, 8 Market
standby commitments to purchase the securities at a                  Liquidity
fixed price (usually with accrued interest) within a                 Management
fixed period of time following demand by a Fund.
-------------------------------------------------------------------------------
Asset-Backed Securities: Securities secured by company    1, 2, 7, 8 Prepayment
receivables, home equity loans, truck and auto loans,                Market
leases, credit card receivables and other securities                 Credit
backed by other types of receivables or other assets.                Regulatory
-------------------------------------------------------------------------------


------
48

                                                                     Risk
Instrument                                                Fund Code  Type
-------------------------------------------------------------------------------
Mortgage Dollar Rolls: A transaction in which a Fund         2, 7, 8 Prepayment
sells securities for delivery in a current month and                 Market
simultaneously contracts with the same party to                      Regulatory
repurchase similar but not identical securities on a
specified future date.
-------------------------------------------------------------------------------
Adjustable Rate Mortgage Loans ("ARMs"): Loans in a          2, 7, 8 Prepayment
mortgage pool which provide for a fixed initial mortgage             Market
interest rate for a specified period of time, after                  Credit
which the rate may be subject to periodic adjustments.               Regulatory
-------------------------------------------------------------------------------
Swaps, Caps and Floors: A Fund may enter into these              2-8 Management
transactions to manage its exposure to changing interest             Credit
rates and other factors. Swaps involve an exchange of                Liquidity
obligations by two parties. Caps and floors entitle a                Market
purchaser to a principal amount from the seller of the
cap or floor to the extent that a specified index
exceeds or falls below a predetermined interest rate or
amount.
-------------------------------------------------------------------------------
New Financial Products: New options and futures                  2-8 Management
contracts and other financial products continue to be                Credit
developed and the Funds may invest in such options,                  Market
contracts and products.                                              Liquidity
-------------------------------------------------------------------------------
Structured Instruments: Debt securities issued by           2-5, 7-8 Market
agencies and instrumentalities of the U.S. government,               Liquidity
banks, municipalities, corporations and other businesses             Management
whose interest and/or principal payments are indexed to              Credit
foreign currency exchange rates, interest rates, or one              Foreign
or more other referenced indices.                                    Investment
-------------------------------------------------------------------------------
Municipal Bonds: Securities issued by a state or          1, 2, 7, 8 Market
political subdivision to obtain funds for various public             Credit
purposes. Municipal bonds include private activity bonds             Political
and industrial development bonds, as well as General                 Tax
Obligation Notes, Tax Anticipation Notes, Bond                       Regulatory
Anticipation Notes, Revenue Anticipation Notes, Project
Notes, other short-term tax-exempt obligations,
municipal leases, obligations of municipal housing
authorities and single family revenue bonds.
-------------------------------------------------------------------------------
Obligations of Supranational Agencies: Obligations of            7-8 Credit
supranational agencies which are chartered to promote                Foreign
economic development and are supported by various                    Investment
governments and governmental agencies.
-------------------------------------------------------------------------------


------
  49

                                                            Fund    Risk
Instrument                                                  Code    Type
-------------------------------------------------------------------------------
Currency Futures and Related Options: The Funds may engage      7-8 Management
in transactions in financial futures and related options,           Liquidity
which are generally described above. The Funds will enter           Credit
into these transactions in foreign currencies for hedging           Market
purposes only.                                                      Political
                                                                    Leverage
                                                                    Foreign
                                                                    Investment
-------------------------------------------------------------------------------
Forward Foreign Exchange Transactions: Contractual              7-8 Management
agreement to purchase or sell one specified currency for            Liquidity
another currency at a specified future date and price. The          Credit
Funds will enter into forward foreign exchange                      Market
transactions for hedging purposes only.                             Political
                                                                    Leverage
                                                                    Foreign
                                                                    Investment
-------------------------------------------------------------------------------
Exchange Traded Funds: Ownership in unit investment             3-8 Market
trusts, depositary receipts, and other pooled investment
vehicles that hold a portfolio of securities or stocks
designed to track the price performance and dividend yield
of a particular broad based, sector or international
index. Exchange traded funds or ETFs include a wide range
of investments such as iShares, Standard and Poor's
Depository Receipts ("SPDRs"), and NASDAQ 100's. The
Equity Index Fund invests only in SPDRs and other Exchange
Traded Funds that track the S&P 500.
-------------------------------------------------------------------------------
Zero Coupon Debt Securities: Bonds and other debt that pay  2, 7, 8 Credit
no interest, but are issued at a discount from their value          Market
at maturity. When held to maturity, their entire return             Zero Coupon
equals the difference between their issue price and their
maturity value.
-------------------------------------------------------------------------------
Zero-Fixed-Coupon Debt Securities: Zero coupon debt         2, 7, 8 Credit
securities which convert on a specified date to interest            Market
bearing debt securities.                                            Zero Coupon
-------------------------------------------------------------------------------
Stripped Mortgage-Backed Securities: Derivative multi-      2, 7, 8 Prepayment
class mortgage securities usually structured with two               Market
classes of shares that receive different proportions of             Credit
the interest and principal from a pool of mortgage-backed           Regulatory
obligations. These include IOs and POs.
-------------------------------------------------------------------------------
Inverse Floating Rate Instruments: Floating rate debt       2, 7, 8 Market
instruments with interest rates that reset in the opposite          Leverage
direction from the market rate of interest to which the             Credit
inverse floater is indexed.
-------------------------------------------------------------------------------
Loan Participations and Assignments: Participations in, or  2, 7, 8 Credit
assignments of all or a portion of loans to corporations            Political
or to governments, including governments of the less                Liquidity
developed countries ("LDCs").                                       Foreign
                                                                    Investment
                                                                    Market
-------------------------------------------------------------------------------


------
50

                                                                    Risk
Instrument                                               Fund Code  Type
------------------------------------------------------------------------------
Fixed Rate Mortgage Loans: Investments in fixed rate        2, 7, 8 Credit
mortgage loans or mortgage pools which bear simple                  Prepayment
interest at fixed annual rates and have short- to long-             Regulatory
term final maturities.                                              Market
------------------------------------------------------------------------------
Short-Term Funding Agreements: Agreements issued by      1, 2, 7, 8 Credit
banks and highly rated U.S. insurance companies such as             Liquidity
Guaranteed Investment Contracts ("GICs") and Bank                   Market
Investment Contracts ("BICs").
------------------------------------------------------------------------------
Participation Interests: Interests in municipal                   1 Credit
securities, including municipal leases, from financial              Tax
institutions such as commercial and investment banks,               Market
savings and loan associations and insurance companies.              Investment
These interests may take the form of participations,                Risks
beneficial interests in a trust, partnership interests
or any other form of indirect ownership that allows the
Funds to treat the income from the investment as exempt
from federal income tax.

--------------------------------------------------------------------------------

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risks than others.

 . Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

 . Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

   Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

   Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

 . Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller

------
  51
 may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less-advantageous investments.

 . Management Risk. The risk that a strategy used by a Fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

 . Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

 . Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

 . Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

 . Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are prepaid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover additional amounts such as premiums paid for securities with higher interest rates, resulting in an unexpected capital loss.


 . Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

 . Regulatory Risk. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses and state usury laws.

------
52

 . Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

------
  53

      ONE GROUP(R)

      ------------------











--------------------------------------------------------------------------------

Investment Practices of the Underlying Funds

The following is a brief description of the principal investment policies of each of the underlying funds.

One Group Prime Money Market Fund



One Group Prime Money Market Fund seeks current income with liquidity and stability of principal. The Fund invests exclusively in high quality, short-term money market instruments. These instruments include corporate notes, commercial paper, funding agreements, certificates of deposit and bank obligations. The Fund will concentrate in the financial services industry, including asset backed commercial paper programs. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940.


--------------------------------------------------------------------------------
One Group Ultra Short-Term Bond Fund

One Group Ultra Short-Term Bond Fund seeks a high level of current income consistent with low volatility of principal by investing in a diversified portfolio of short-term investment grade securities. The Fund mainly invests in all types of investment grade debt securities (or unrated debt securities which Banc One Investment Advisors determines to be of comparable quality), including mortgage-backed securities, asset-backed securities and money market instruments. As part of its main investment strategy, the Fund invests in adjustable rate mortgage pass-through securities and other securities representing an interest in or secured by mortgages with periodic interest rate resets. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical nature of the transaction.


--------------------------------------------------------------------------------
One Group Short-Term Bond Fund

One Group Short-Term Bond Fund seeks current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities. The Fund mainly invests in investment grade debt securities (or unrated debt securities which Banc One Investment Advisors determines to be of comparable quality) with short to intermediate remaining maturities. These include U.S. government obligations and mortgage-backed and asset-backed securities. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction.


------
54

--------------------------------------------------------------------------------
One Group Intermediate Bond Fund

One Group Intermediate Bond Fund seeks current income consistent with the preservation of capital through investments in high- and medium-grade fixed-income securities with intermediate maturities. The Fund mainly invests in investment grade debt securities of all types (or unrated debt securities which Banc One Investment Advisors determines to be of comparable quality), including bonds, notes, and U.S. government obligations with intermediate maturities. These include mortgage-backed and asset-backed securities. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction.


--------------------------------------------------------------------------------
One Group Bond Fund

One Group Bond Fund seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities. The Fund invests mainly in investment grade bonds and debt securities (or unrated bonds and debt securities which Banc One Investment Advisors determines to be of comparable quality). These include U.S. government obligations and mortgage-backed and asset-backed securities. Banc One Investment Advisors analyzes four major factors in managing and constructing the Fund: duration, market sector, maturity concentrations and individual securities. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors is value oriented and selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction.


--------------------------------------------------------------------------------
One Group Income Bond Fund

One Group Income Bond Fund seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities. The Fund mainly invests in investment grade debt securities (or unrated debt securities that are determined to be of comparable quality by Banc One Investment Advisors). In addition, the Fund also may invest in bonds, convertible securities, preferred stock, loan participations and other debt securities rated below investment grade (i.e., junk bonds.) (The Fund may not invest more than 30% of its total assets in these securities.) The Fund also invests in mortgage-backed and asset-backed securities. The Fund invests in securities with short to long maturities. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction.


------
  55

--------------------------------------------------------------------------------
One Group Government Bond Fund

One Group Government Bond Fund seeks a high level of current income with liquidity and safety of principal. The Fund limits its investments to securities issued by the U.S. government and its agencies and instrumentalities (e.g., government bonds) or related to securities issued by the U.S. government and its agencies and instrumentalities. The Fund mainly invests in government bonds with intermediate to long remaining maturities. These include mortgage-backed securities. Banc One Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Government Bond Fund spreads its holdings across various security types within the government market sector (e.g., U.S. government agency securities and agency mortgage-backed securities). Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk and the complex legal and technical structure of the transaction.


--------------------------------------------------------------------------------
One Group High Yield Bond Fund

One Group High Yield Bond Fund seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective. The Fund invests in all types of high-yield, high-risk debt securities. The Fund also may invest in convertible securities, preferred stock, common stock and loan participations. The Fund's investments generally will be rated below investment grade or unrated. Such securities are also known as junk bonds. The Fund's sub-advisor, Banc One High Yield Partners, LLC focuses on value in choosing securities for the Fund by looking at individual securities against the context of broader market factors. Banc One High Yield Partners monitors investments on an ongoing basis by staying abreast of positive and negative credit developments and having regular discussions with senior management of issuers of the Fund's investments.


--------------------------------------------------------------------------------
One Group Small Cap Growth Fund

One Group Small Cap Growth Fund seeks long-term capital growth primarily by investing in a portfolio of equity securities of small-capitalization and emerging growth companies. The Fund invests mainly in common stock, debt securities, preferred stocks, convertible securities, warrants and other equity securities of small-capitalization companies. Generally, the Fund invests in small-cap companies with market capitalizations ranging from $100 million to $3 billion at the time of investment.


--------------------------------------------------------------------------------
One Group Small Cap Value Fund

One Group Small Cap Value Fund seeks long-term capital growth by investing primarily in equity securities of small-capitalization companies. The Fund invests mainly in equity securities of small domestic companies with market capitalizations of $100 million to $3 billion at the time of investment. In reviewing investment opportunities, Banc One Investment Advisors uses a value-oriented approach. Companies are selected based upon such valuation characteristics as price-to-earnings, price-to-book and price-to-cash flow ratios which are at a discount to market averages. Banc One Investment Advisors also evaluates companies based on private market value, balance sheet strength, management depth and quality, market


------
56
and industry position, normalized return on capital and recent transactions involving similar businesses. Stocks are sold based on price considerations or when they are no longer expected to appreciate in value



--------------------------------------------------------------------------------
One Group Mid Cap Growth Fund

One Group Mid Cap Growth Fund seeks growth of capital and, secondarily, current income by investing primarily in equity securities. The Fund invests in securities that have the potential to produce above-average earnings growth per share over a one-to-three year period. The Fund typically invests in mid-cap companies with market capitalizations of $500 million to $10 billion at the time of investment. Typically, the Fund acquires shares of established companies with a history of above-average growth, as well as those companies expected to enter periods of above-average growth. Not all the securities purchased by the Fund will pay dividends. The Fund also invests in smaller companies in emerging growth industries.


--------------------------------------------------------------------------------
One Group Mid Cap Value Fund

One Group Mid Cap Value Fund seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities. The Fund invests mainly in equity securities of companies with below-market average price-to-earnings and price-to-book value ratios and with market capitalizations of $500 million to $10 billion at the time of investment. In choosing investments, the Fund considers the issuer's soundness and earnings prospects. In seeking to achieve the objective of capital appreciation, Banc One Investment Advisors looks at anticipated changes that may positively impact the value of the company such as new products, deployment of new technologies, cost cutting efforts and changes in management. As a secondary consideration, Banc One Investment Advisors looks for companies that have the potential to increase their dividends over time. If Banc One Investment Advisors thinks that a company's fundamentals are declining or that a company's ability to pay dividends has been impaired, it may eliminate the Fund's holding of the company's stock.


--------------------------------------------------------------------------------
One Group Diversified Mid Cap Fund

One Group Diversified Mid Cap Fund seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations. The Fund invests mainly in equity securities of mid-cap companies. Mid-cap companies are defined as companies with market capitalizations of $500 million to $10 billion at the time of investment. The Fund looks for companies of this size with strong potential, stable market share and an ability to quickly respond to new business opportunities. In choosing securities, the Fund invests in mid-cap and other companies across different capitalization levels targeting both value- and growth-oriented companies. Because the Fund seeks return over the long term, Banc One Investment Advisors will not attempt to time the market.


--------------------------------------------------------------------------------
One Group Large Cap Growth Fund

One Group Large Cap Growth Fund seeks long-term capital appreciation and growth of income by investing primarily in equity securities. The Fund invests mainly in equity securities of large, well-established companies. Large companies are defined as companies with market capitalizations in excess of $4 billion at the time of investment.


------
  57

--------------------------------------------------------------------------------
One Group Large Cap Value Fund

One Group Large Cap Value Fund seeks capital appreciation with the incidental goal of achieving current income by investing primarily in equity securities. The Fund invests mainly in equity securities of large companies that are believed to be selling below their long-term investment values. Large companies are defined as companies with market capitalizations in excess of $4 billion at the time of investment. The Fund also may invest in the stock of companies which have "breakup values" well in excess of current market values or which have uniquely undervalued corporate assets.


--------------------------------------------------------------------------------
One Group Equity Income Fund

One Group Equity Income Fund seeks current income through regular payment of dividends with the secondary goal of achieving capital appreciation by investing primarily in equity securities. The Fund attempts to keep its dividend yield above the Standard & Poor's 500 Composite Price Index ("S&P 500 Index")/1/ by investing in common stock of corporations which regularly pay dividends, as well as stocks with favorable long-term fundamental characteristics. As part of its main investment strategy, the Fund may invest in convertible bonds and REITs. Because yield is the main consideration in selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community.


/1/"S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.


--------------------------------------------------------------------------------
One Group Diversified Equity Fund

One Group Diversified Equity Fund seeks long-term capital growth and growth of income with a secondary objective of providing a moderate level of current income. The Fund invests mainly in common stocks of companies that have good fundamentals and reasonable valuations with the potential for continued earnings growth over time. The Fund uses a multi-style approach, meaning that it may invest across different capitalization levels targeting both value- and growth-oriented companies. Because the Fund seeks return over the long term, Banc One Investment Advisors will not attempt to time the market.


--------------------------------------------------------------------------------
One Group Equity Index Fund

One Group Equity Index Fund seeks investment results that correspond to the aggregate price and dividend performance of the securities in the S&P 500 Index/1/. The Fund invests mainly in stocks included in the S&P 500 Index. The Fund also may invest in stock index futures and other equity derivatives. Banc One Investment Advisors attempts to track the performance of the S&P 500 Index to achieve a correlation of 0.95 between the performance of the Fund and that of the S&P 500 Index without taking into account the Fund's expenses.


/1/"S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.


------
58

--------------------------------------------------------------------------------
One Group Health Sciences Fund



One Group Health Sciences Fund is designed to provide long-term capital appreciation. The Fund mainly invests in equity securities of companies engaged in the research, development, production or distribution of products and services related to biotechnology, health care or medicine. These companies include biotechnology companies, pharmaceutical companies, medical supply and equipment companies, and companies engaged in medical, diagnostic, or other related research and development. In selecting investments for the Fund, Banc One Investment Advisors will seek to identify companies that are well positioned for growth. Banc One Investment Advisors also selects stocks based on revenue and earnings potential and attractive relative valuations. Although the Fund may invest in companies of any size, the Fund will typically invest in large- and mid-capitalization companies. The Fund is considered non-diversified and can invest more of its assets in a single issuer than a "diversified" fund. In addition, the Fund concentrates its investments in a single industry or group of industries in the health sciences sector.



--------------------------------------------------------------------------------
One Group Technology Fund

One Group Technology Fund is designed to provide long-term capital growth. The Fund mainly invests in equity securities of companies that have developed, or are expected to develop, products, processes or services that will provide significant technological advances and improvements. This may include, for example, companies that develop, produce or distribute products in the computer, electronics and communications sectors. In selecting investments, the Fund will generally invest in companies that are positioned for accelerated growth or higher earnings. In addition, the Fund also may invest in companies (regardless of size) whose stocks appear to be trading below their true value. The Fund is considered non-diversified and can invest more of its assets in a single issuer than a "diversified" fund. In addition, the Fund concentrates its investments in a single industry or group of industries in the technology sector.


--------------------------------------------------------------------------------
One Group International Equity Index Fund

One Group International Equity Index Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the MSCI EAFE GDP Index./1/ The Fund invests mainly in foreign stocks included in the MSCI EAFE GDP Index. The Fund also may invest in stock index futures. Banc One Investment Advisors attempts to track the performance of the MSCI EAFE GDP Index to achieve a correlation of 0.90 between the performance of the Fund and that of the MSCI EAFE GDP Index, without taking into account the Fund's expenses. As part of its investment strategy, the Fund may invest in securities of emerging international markets such as Mexico, Chile and Brazil. Banc One Investment Advisors selects securities of emerging markets that are included in the Morgan Stanley Emerging Market Free Index based on size, risk and the ease of investing in the country's market (e.g., reasonable settlement procedures). Most of the Fund's assets will be denominated in foreign currencies.


/1/"MSCI EAFE GDP Index" is a registered service mark of Morgan Stanley Capital
  International, which does not sponsor and is in no way affiliated with the Fund.


------
  59

--------------------------------------------------------------------------------
One Group Diversified International Fund

One Group Diversified International Fund seeks long-term capital growth by investing primarily in equity securities of foreign issuers. The Fund invests mainly in the securities of companies located in Europe, Asia and Latin America. The Fund also will invest in other regions and countries that present attractive investment opportunities, including developing countries. In selecting a country for investment, Banc One Investment Advisors analyzes the global economic and political situation, as well as the securities market of selected countries. In selecting individual securities, Banc One Investment Advisors selects a representative sampling of the companies comprising the individual country's stock market index.


------
60

--------------------------------------------------------------------------------
The prospectus is intended for use in connection with the Bank One Corporation Savings and Investment Plan. If you want more information about the Funds, the following documents are free upon request:

Annual/Semi-Annual Reports: Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information ("SAI"): The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.

How can I get more information? You can get a free copy of the semi-annual/annual reports or the SAI, request other information or discuss your questions about the Fund by calling 1-888-506-401K or by writing the Bank One Corporation Savings and Investment Plan at:

bank one corporation savings and investment plan mail code il1-0002
1 bank one plaza
chicago, il 60670-0002

You can also review and copy the Funds' reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-202-942-8090.) You can also get reports and other information about the Funds from the EDGAR Database on the SEC's web site at http://www.sec.gov. Copies of this information also may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

(Investment Company Act File No. 811-4236)




TOG-F-229
                                                [LOGO OF ONE GROUP MUTUAL FUNDS]

                      STATEMENT OF ADDITIONAL INFORMATION

                           ONE GROUP(R) MUTUAL FUNDS
              ONE GROUP U.S. TREASURY SECURITIES MONEY MARKET FUND
               (THE "U.S. TREASURY SECURITIES MONEY MARKET FUND")
       ONE GROUP PRIME MONEY MARKET FUND (THE "PRIME MONEY MARKET FUND")
   ONE GROUP MUNICIPAL MONEY MARKET FUND (THE "MUNICIPAL MONEY MARKET FUND")
                   ONE GROUP OHIO MUNICIPAL MONEY MARKET FUND
                    (THE "OHIO MUNICIPAL MONEY MARKET FUND")

                 ONE GROUP BALANCED FUND (THE "BALANCED FUND")
         ONE GROUP LARGE CAP GROWTH FUND (THE "LARGE CAP GROWTH FUND")
          ONE GROUP LARGE CAP VALUE FUND (THE "LARGE CAP VALUE FUND")
           ONE GROUP MID CAP GROWTH FUND (THE "MID CAP GROWTH FUND")

   ONE GROUP INTERNATIONAL EQUITY INDEX FUND (THE "INTERNATIONAL EQUITY INDEX
                                     FUND")

            ONE GROUP MID CAP VALUE FUND (THE "MID CAP VALUE FUND")
             ONE GROUP EQUITY INDEX FUND (THE "EQUITY INDEX FUND")
            ONE GROUP EQUITY INCOME FUND (THE "EQUITY INCOME FUND")
       ONE GROUP DIVERSIFIED EQUITY FUND (THE "DIVERSIFIED EQUITY FUND")
         ONE GROUP SMALL CAP GROWTH FUND (THE "SMALL CAP GROWTH FUND")
        ONE GROUP INTERMEDIATE BOND FUND (THE "INTERMEDIATE BOND FUND")

              ONE GROUP INCOME BOND FUND (THE "INCOME BOND FUND")
          ONE GROUP GOVERNMENT BOND FUND (THE "GOVERNMENT BOND FUND")

    ONE GROUP ULTRA SHORT-TERM BOND FUND (THE "ULTRA SHORT-TERM BOND FUND")
          ONE GROUP SHORT-TERM BOND FUND (THE "SHORT-TERM BOND FUND")
        ONE GROUP TREASURY & AGENCY FUND (THE "TREASURY & AGENCY FUND")
          ONE GROUP HIGH YIELD BOND FUND (THE "HIGH YIELD BOND FUND")

   ONE GROUP INTERMEDIATE TAX-FREE BOND FUND (THE "INTERMEDIATE TAX-FREE BOND
                                     FUND")
         ONE GROUP MUNICIPAL INCOME FUND (THE "MUNICIPAL INCOME FUND")
   ONE GROUP ARIZONA MUNICIPAL BOND FUND (THE "ARIZONA MUNICIPAL BOND FUND")
                  ONE GROUP WEST VIRGINIA MUNICIPAL BOND FUND
                   (THE "WEST VIRGINIA MUNICIPAL BOND FUND")
 ONE GROUP LOUISIANA MUNICIPAL BOND FUND (THE "LOUISIANA MUNICIPAL BOND FUND")
      ONE GROUP OHIO MUNICIPAL BOND FUND (THE "OHIO MUNICIPAL BOND FUND")
  ONE GROUP KENTUCKY MUNICIPAL BOND FUND (THE "KENTUCKY MUNICIPAL BOND FUND")

                   ONE GROUP TREASURY ONLY MONEY MARKET FUND
                    (THE "TREASURY ONLY MONEY MARKET FUND")
  ONE GROUP GOVERNMENT MONEY MARKET FUND (THE "GOVERNMENT MONEY MARKET FUND")


                ONE GROUP INSTITUTIONAL PRIME MONEY MARKET FUND
                 (THE "INSTITUTIONAL PRIME MONEY MARKET FUND")
          ONE GROUP INVESTOR GROWTH FUND (THE "INVESTOR GROWTH FUND")
 ONE GROUP INVESTOR GROWTH & INCOME FUND (THE "INVESTOR GROWTH & INCOME FUND")
        ONE GROUP INVESTOR BALANCED FUND (THE "INVESTOR BALANCED FUND")
                  ONE GROUP INVESTOR CONSERVATIVE GROWTH FUND
                   (THE "INVESTOR CONSERVATIVE GROWTH FUND")
          ONE GROUP SMALL CAP VALUE FUND (THE "SMALL CAP VALUE FUND")

      ONE GROUP DIVERSIFIED MID CAP FUND (THE "DIVERSIFIED MID CAP FUND")
   ONE GROUP DIVERSIFIED INTERNATIONAL FUND (THE "DIVERSIFIED INTERNATIONAL
                                    FUND")
   ONE GROUP MARKET EXPANSION INDEX FUND (THE "MARKET EXPANSION INDEX FUND")
                     ONE GROUP BOND FUND (THE "BOND FUND")
   ONE GROUP SHORT-TERM MUNICIPAL BOND FUND (THE "SHORT-TERM MUNICIPAL BOND
                                    FUND")
            ONE GROUP TAX-FREE BOND FUND (THE "TAX-FREE BOND FUND")
  ONE GROUP MICHIGAN MUNICIPAL BOND FUND (THE "MICHIGAN MUNICIPAL BOND FUND")
                ONE GROUP MICHIGAN MUNICIPAL MONEY MARKET FUND
                 (THE "MICHIGAN MUNICIPAL MONEY MARKET FUND")


               ONE GROUP TECHNOLOGY FUND (THE "TECHNOLOGY FUND")
            ONE GROUP U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
              (THE "US GOVERNMENT SECURITIES MONEY MARKET FUND"),


        ONE GROUP MORTGAGE-BACKED SECURITIES FUND (THE "MORTGAGE-BACKED
                            SECURITIES FUND"), AND
          ONE GROUP HEALTH SCIENCES FUND (THE "HEALTH SCIENCES FUND")
                 (EACH A "FUND," AND COLLECTIVELY THE "FUNDS")

                             NOVEMBER 1, 2001


  This Statement of Additional Information is not a Prospectus, but supplements and should be read in conjunction with the Prospectuses dated November 1, 2001. This Statement of Additional Information is incorporated in its entirety into each Fund's Prospectus. The Annual Report for the Funds for the fiscal year ended June 30, 2001 is incorporated by reference into this Statement of Additional Information. A copy of the Annual Report and each Prospectus are available without charge by writing to One Group Administrative Services, Inc., at 1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211 or by calling toll free (800) 480-4111.

                               TABLE OF CONTENTS


                                                                           PAGE
                                                                           ----
THE TRUST.................................................................   1
INVESTMENT OBJECTIVES AND POLICIES........................................   5
Additional Information on Fund Instruments................................   5
  Asset-Backed Securities.................................................   5
  Bank Obligations........................................................   5
  Commercial Paper........................................................   6
  Common Stock............................................................   6
  Convertible Securities..................................................   6
  Demand Features.........................................................   7
  Exchange Traded Funds...................................................   7
  Foreign Investments.....................................................   8
    Risk Factors of Foreign Investments...................................   8
    Limitations on the Use of Foreign Investments.........................   9
  Foreign Currency Transactions...........................................   9
    Position Hedging......................................................  10
    Forward Foreign Currency Exchange Contracts...........................  10
    Foreign Currency Futures Contracts....................................  11
    Foreign Currency Options..............................................  12
    Foreign Currency Conversion...........................................  13
    Other Foreign Currency Hedging Strategies.............................  13
    Risk Factors in Hedging Transactions..................................  13
  Futures and Options Trading.............................................  13
    Futures Contracts.....................................................  13
    Limits on Futures Contracts...........................................  14
    Risk Factors in Futures Transactions..................................  15
    Options Contracts.....................................................  16
    Purchasing Call Options...............................................  17
    Writing (Selling) Covered Calls.......................................  17
    Purchasing Put Options................................................  17
    Secured Puts..........................................................  18
    Straddles and Spreads.................................................  18
    Risk Factors in Options Transactions..................................  18
    Limitations on the Use of Options.....................................  19
  Government Securities...................................................  19
  High Quality Investments With Regard to the Money Market and
   Institutional Money Market Funds.......................................  19
  High Yield/High Risk Securities/Junk Bonds..............................  20
  Index Investing by the Equity Index, Market Expansion Index and
   International Equity Index Funds.......................................  22
  Impact of Initial Public Offerings on Smaller Funds.....................  23
  Investment Company Securities...........................................  24
  Loan Participations and Assignments.....................................  24
  Mortgage-Related Securities.............................................  24
  Mortgage-Backed Securities (CMOs and REMICs)............................  24
    Limitations on the Use of Mortgage-Backed Securities..................  26
    Mortgage Dollar Rolls.................................................  27
    Stripped Mortgage-Backed Securities...................................  27
    Adjustable Rate Mortgage Loans........................................  28
    Risk Factors of Mortgage-Related Securities...........................  29
  Municipal Securities....................................................  30
    Risk Factors in Municipal Securities..................................  32
    Limitations on the Use of Municipal Securities........................  33
    Arizona Municipal Securities..........................................  33
    Kentucky Municipal Securities.........................................  35

    Louisiana Municipal Securities........................................  35
    Michigan Municipal Securities.........................................  35
    Ohio Municipal Securities.............................................  37
    West Virginia Municipal Securities....................................  38
  New Financial Products..................................................  38
  PERCS...................................................................  38
  Preferred Stock.........................................................  38
  Real Estate Investment Trusts ("REITs").................................  39
  Repurchase Agreements...................................................  39
  Reverse Repurchase Agreements...........................................  40
  Restricted Securities...................................................  40
  Securities Lending......................................................  41
  Short-term Funding Agreements...........................................  41
  Structured Instruments..................................................  42
  Swaps, Caps and Floors..................................................  42
  Treasury Receipts.......................................................  44
  U.S. Treasury Obligations...............................................  44
  Variable and Floating Rate Instruments..................................  44
  Warrants................................................................  46
  When-Issued Securities and Forward Commitments..........................  46
  Investment Restrictions.................................................  46
PORTFOLIO TURNOVER........................................................  53
TAX INFORMATION...........................................................  55
  Additional Tax Information Concerning All Funds.........................  55
  Additional Tax Information Concerning the Tax-Advantaged Funds..........  57
  Additional Tax Information Concerning the International Funds...........  59
  Foreign Tax Credit......................................................  59
  Additional Tax Information Concerning the Funds of Funds................  60
VALUATION
  Valuation of the Money Market and Institutional Money Market Funds......  60
  Valuation of the Equity Funds, the Bond Funds and the Municipal Bond
   Funds..................................................................  61
ADDITIONAL INFORMATION REGARDING THE CALCULATION OF PER SHARE NET ASSET
 VALUE....................................................................  62
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION............................  62
  Exchanges...............................................................  63
  Redemptions.............................................................  64
MANAGEMENT OF THE TRUST...................................................  65
  Trustees & Officers.....................................................  65
  Investment Advisor and Sub-Advisors.....................................  68
  Code of Ethics..........................................................  71
  Portfolio Transactions..................................................  72
  Administrator, Predecessor Administrators and Sub-Administrators........  74
  Distribution Plan.......................................................  79
  Cash Compensation to Shareholder Servicing Agents.......................  81
  Custodian, Transfer Agent and Dividend Disbursing Agent.................  81
  The Subcustodian........................................................  82
  Experts.................................................................  82
ADDITIONAL INFORMATION....................................................  84
  Description of Shares...................................................  84
  Shareholder and Trustee Liability.......................................  85
  Performance.............................................................  86
  Calculation of Performance Data.........................................  86
  Miscellaneous........................................................... 104
FINANCIAL STATEMENTS...................................................... 106
Appendix A--Description of Ratings........................................ A-1

                                   THE TRUST

  One Group Mutual Funds (the "TRUST") is an open-end management investment company. The Trust was formed as a Massachusetts Business Trust on May 23, 1985. The Trust changed its name from The One Group(R) to One Group Mutual Funds in March, 1999. The Trust consists of forty-eight series of units of beneficial interest ("SHARES") each representing interests in one of the following separate investment portfolios ("FUNDS"):


    Money Market Funds: The U.S. Treasury Securities Money Market Fund (formerly, the U.S. Treasury Money Market Portfolio), the Prime Money Market Fund, the Municipal Money Market Fund (formerly, the Tax-Free Obligations Portfolio) the Ohio Municipal Money Market Fund, the Michigan Municipal Money Market Fund (formerly, Pegasus Michigan Municipal Money Market Fund), and the U.S. Government Securities Money Market Fund (these six Funds being collectively referred to as the "MONEY MARKET FUNDS"),


    Equity Funds: The Equity Income Fund (formerly, the Income Equity Fund), the Mid Cap Value Fund (formerly, the Disciplined Value Fund), the Mid Cap Growth Fund (formerly, the Growth Opportunities Fund and the Small Company Growth Fund), the Equity Index Fund, the International Equity Index Fund, the Large Cap Value Fund (formerly, the Large Company Value Fund and the Quantitative Equity Portfolio), the Large Cap Growth Fund (formerly, the Large Company Growth Fund), the Balanced Fund (formerly, the Asset Allocation Fund and the Flexible Balanced Portfolio), the Diversified Equity Fund (formerly, the Value Growth Fund), the Small Cap Growth Fund (formerly, the Small Capitalization Fund and the Gulf South Growth Fund), the Small Cap Value Fund (formerly, Pegasus Small-Cap Opportunity Fund), the Diversified Mid Cap Fund (formerly, Pegasus Mid-Cap Opportunity Fund), the Diversified International Fund (formerly, Pegasus International Equity
  Fund), the Market Expansion Index Fund (formerly, Pegasus Market Expansion Index Fund), the Technology Fund, and the Health Sciences Fund (these sixteen Funds being collectively referred to as the "EQUITY FUNDS"),


    Bond Funds: The Intermediate Bond Fund, the Income Bond Fund, the Government Bond Fund, the Ultra Short-Term Bond Fund (formerly the Ultra Short-Term Income Fund and the Government ARM Fund), the Short-Term Bond Fund (formerly, the Limited Volatility Bond Fund), the Treasury & Agency Fund, the High Yield Bond Fund (formerly, the Income Fund), the Bond Fund (formerly, Pegasus Bond Fund), and the Mortgage-Backed Securities Fund (these nine Funds being collectively referred to as the "BOND FUNDS"),


    Municipal Bond Funds: The Intermediate Tax-Free Bond Fund, the Municipal Income Fund (formerly the Tax-Free Bond Fund), the Tax-Free Bond Fund (formerly, Pegasus Municipal Bond Fund), the Short-Term Municipal Bond Fund (formerly, Pegasus Short Municipal Bond Fund), the Ohio Municipal Bond Fund, the West Virginia Municipal Bond Fund, the Kentucky Municipal Bond Fund, the Arizona Municipal Bond Fund, the Louisiana Municipal Bond Fund, and the Michigan Municipal Bond Fund (formerly, Pegasus Michigan Municipal Bond Fund) (these ten Funds being collectively referred to as the "MUNICIPAL BOND FUNDS"),

    Institutional Money Market Funds: The Treasury Only Money Market Fund, the Government Money Market Fund and the Institutional Prime Money Market Fund (these three Funds being collectively referred to as the "INSTITUTIONAL MONEY MARKET FUNDS"), and


    Funds of Funds: The Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Growth Fund, and the Investor Balanced Fund (these four Funds being collectively referred to as the "FUNDS OF FUNDS").

    Tax-Advantaged Funds: The Municipal Money Market Fund, the Ohio Municipal Money Market Fund, the Michigan Municipal Money Market Fund, and the Municipal Bond Funds are also referred to as the "TAX-ADVANTAGED FUNDS."

    International Funds: The Diversified International Fund and the International Equity Index Fund are also referred to as the "INTERNATIONAL FUNDS."

  Diversification. All of the Trust's Funds are diversified, as defined under the Investment Company Act of 1940, as amended (the "1940 ACT"), except the following which are non-diversified:

1. the Ohio Municipal Bond Fund,
2. the Kentucky Municipal Bond Fund,
3. the West Virginia Municipal Bond Fund,
4. the Arizona Municipal Bond Fund,
5. the Michigan Municipal Bond Fund,
6. the Michigan Municipal Money Market Fund,
7. the Ohio Municipal Money Market Fund,
8. the Louisiana Municipal Bond Fund,



9. the Technology Fund,


10. the Health Sciences Fund


  Share Classes. Shares in the Funds of the Trust (other than the Institutional Money Market Funds and the Money Market Funds) are generally offered in four separate classes: Class I Shares, Class A Shares, Class B Shares and Class C Shares. The following chart shows the share classes offered (or which are anticipated to be offered) by each of the Funds as of the date of this Statement of Additional Information:

                                                  Service                 Administrative
FUND                      Class A Class B Class C  Class  Class S Class I     Class
------------------------  ------- ------- ------- ------- ------- ------- --------------
1.Small Cap Growth......      X       X       X                       X
2.Small Cap Value.......      X       X       X                       X
3.Mid Cap Growth........      X       X       X                       X
4.Mid Cap Value.........      X       X       X                       X
5.Diversified Mid Cap...      X       X       X                       X
6.Large Cap Growth......      X       X       X                       X
7.Large Cap Value.......      X       X       X                       X
8.Equity Income.........      X       X       X                       X
9.Diversified Equity....      X       X       X                       X
10.Balanced.............      X       X       X                       X
11.Equity Index.........      X       X       X                       X
12.Market Expansion
 Index..................      X       X       X                       X
13.International Equity
 Index..................      X       X       X                       X
14.Diversified
 International..........      X       X       X                       X
15.Ultra Short-Term
 Bond...................      X       X                               X
16.Short-Term Bond......      X       X                               X
17.Intermediate Bond....      X       X       X                       X
18.Bond.................      X       X       X                       X
19.Income Bond..........      X       X       X                       X
20.Government Bond......      X       X       X                       X
21.Treasury & Agency....      X       X                               X
22.High Yield Bond......      X       X       X                       X
23.Short-Term Municipal
 Bond...................      X       X                               X
24.Intermediate Tax-Free
 Bond...................      X       X                               X
25.Tax-Free Bond........      X       X                               X
26.Municipal Income.....      X       X       X                       X
27.Arizona Municipal
 Bond...................      X       X                               X
28.Kentucky Municipal
 Bond...................      X       X                               X
29.Louisiana Municipal
 Bond...................      X       X                               X
30.Michigan Municipal
 Bond...................      X       X                               X
31.Ohio Municipal Bond..      X       X                               X
32.West Virginia
 Municipal Bond.........      X       X                               X
33.Investor Growth......      X       X       X                       X
34.Investor Growth &
 Income.................      X       X       X                       X
35.Investor Balanced....      X       X       X                       X
36.Investor Conservative
 Growth.................      X       X       X                       X
37.Prime Money Market...      X       X       X       X               X
38.U.S. Treasury
 Securities Money
 Market.................      X       X       X       X               X
39.Municipal Money
 Market.................      X               X*      X               X
40.Michigan Municipal
 Money Market...........      X               X*      X*              X
41.Ohio Municipal Money
 Market.................      X               X*      X*              X
42.U.S. Government
 Securities Money
 Market.................      X       X*      X*      X*              X
43.Institutional Prime
 Money Market...........                                      X       X          X*
44.Treasury Only Money
 Market.................                                      X       X          X*
45.Government Money
 Market.................                                      X       X          X*
46.Technology...........      X       X       X                       X
47.Mortgage-Backed
 Securities.............      X                                       X
48.Health Sciences......      X       X       X                       X


* As of the date of this Statement of Additional Information, the shares had not commenced operations.

  Much of the information contained herein expands upon subjects discussed in the Prospectuses for the respective Funds. No investment in a particular class of Shares of a Fund should be made without first reading that Fund's Prospectus.

  Pegasus Consolidation. In March, 1999, the Funds of the Trust consolidated with the Pegasus Funds pursuant to an Agreement and Plan of Reorganization. Except for the Funds listed below, One Group Mutual Funds are considered to be the surviving funds for accounting purposes. The following list shows the name of the former Pegasus funds that are considered to be the surviving funds for accounting purposes and the current name of such Funds:


Name of Former Pegasus Fund

1. Pegasus Multi-Sector Bond Fund
2. Pegasus Intermediate Bond Fund
3. Pegasus Small-Cap Opportunity Fund
4. Pegasus Mid-Cap Opportunity Fund
5. Pegasus International Equity Fund
6. Pegasus Market Expansion Index Fund
7. Pegasus Bond Fund
8. Pegasus Short Municipal Bond Fund
9. Pegasus Municipal Bond Fund
10. Pegasus Michigan Municipal Bond Fund
11. Pegasus Michigan Municipal Money Market Fund

One Group Mutual Funds' Name

1. the Income Bond Fund
2. the Intermediate Bond Fund
3. the Small Cap Value Fund
4. the Diversified Mid Cap Fund
5. the Diversified International Fund
6. the Market Expansion Index Fund
7. the Bond Fund
8. the Short-Term Municipal Bond Fund
9. the Tax-Free Bond Fund
10. the Michigan Municipal Bond Fund
11. the Michigan Municipal Money Market Fund


  These 11 Funds are collectively referred to as the PREDECESSOR FUNDS. Individual Predecessor Funds are identified in this Statement of Additional Information by their One Group Mutual Funds' names.

                      INVESTMENT OBJECTIVES AND POLICIES

  The following policies supplement each Fund's investment objective and policies as set forth in the respective Prospectus for that Fund. The Funds are advised by Banc One Investment Advisors Corporation ("BANC ONE INVESTMENT ADVISORS" or the "ADVISOR"). In addition, Banc One High Yield Partners, LLC (the "HIGH YIELD SUB-ADVISOR" or the "SUB-ADVISOR") serves as sub-advisor for the Income Bond Fund and the High Yield Bond Fund. When this Statement of Additional Information indicates that an action or determination may be taken or made by Banc One Investment Advisors, such action or determination may be taken or made with respect to the Income Bond Fund or the High Yield Bond Fund by the High Yield Sub-Advisor subject to the supervision of Banc One Investment Advisors.


Additional Information on Fund Instruments

Asset-Backed Securities

  Asset-backed securities consist of securities secured by company receivables, home equity loans, truck and auto loans, leases, or credit card receivables. Asset-backed securities also include other securities backed by other types of receivables or other assets. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

  Prepayment Risks. The issuers of asset-backed securities may be able to repay principal in advance if interest rates fall. Also, the underlying assets (for example, the underlying credit card debt) may be refinanced or paid off prior to maturity during periods of declining interest rates. If asset-backed securities are pre-paid, a Fund may have to reinvest the proceeds from the securities at a lower rate. In addition, potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. Under certain prepayment rate scenarios, a Fund may fail to recover additional amounts paid (i.e., premiums) for securities with higher interest rates, resulting in an unexpected loss.

Bank Obligations

  Bank obligations consist of bankers' acceptances, certificates of deposit, and time deposits.

  Bankers' Acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. To be eligible for purchase by a Fund, a Bankers' acceptance must be guaranteed by a domestic or foreign bank or savings and loan association having, at the time of investment, total assets in excess of $1 billion (as of the date of its most recently published financial statements).


  Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. To be eligible for purchase by a Fund, a certificate of deposit must be issued by (i) a domestic or foreign branch of a U.S. commercial bank which is a member of the Federal Reserve System or the deposits of which are insured by the Federal Deposit Insurance Corporation, or (ii) a domestic savings and loan association, the deposits of which are insured by the Federal Deposit Insurance Corporation provided that, each case, at the time of purchase, such institution has total assets in excess of $1 billion (as of the date of their most recently published financial statements). Certificates of deposit may also include those issued by foreign banks outside the United States with total assets at the time of purchase in excess of the equivalent of $1 billion.


  The Funds may also invest in Eurodollar certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, and Yankee certificates of deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States. Certain Funds may also invest in obligations (including banker's acceptances and certificates of deposit) denominated in foreign currencies (see "Foreign Investments" herein).

  Time Deposits are interest-bearing non-negotiable deposits at a bank or a savings and loan association that have a specific maturity date. A time deposit earns a specific rate of interest over a definite period of time. Time deposits cannot be traded on the secondary market and those exceeding seven days and with a withdrawal penalty are considered to be illiquid. Time deposits will be maintained only at banks or savings and loan associations from which a Fund could purchase certificates of deposit. All of the Funds may utilize Demand Deposits in connection with their day-to-day operations.


Commercial Paper

  Commercial paper consists of promissory notes issued by corporations. Although such notes are generally unsecured, the Funds may also purchase secured commercial paper. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return. The Funds only purchase commercial paper that meets the following criteria:

  Bond Funds. The Short-Term Bond Fund, the Intermediate Bond Fund, the Bond Fund, the Ultra Short-Term Bond Fund, and the Mortgage-Backed Securities Fund may purchase commercial paper consisting of issues rated at the time of purchase in the highest or second highest rating category by at least one Nationally Recognized Statistical Rating Organization ("NRSRO") (such as A-2 or better by Standard & Poor's Corporation ("S&P"), Prime-2 or better by Moody's Investors Service, Inc. ("MOODY'S") or F2 or better by Fitch IBCA, Duff & Phelps ("FITCH")) or if unrated, determined by Banc One Investment Advisors to be of comparable quality. The High Yield Bond Fund and the Income Bond Fund may purchase commercial paper in any rating category by at least one NRSRO, or, if unrated, determined by Banc One Investment Advisors to be of comparable quality.


  Municipal Bond Funds. The Municipal Bond Funds may purchase commercial paper consisting of issues rated at the time of purchase in the highest or second highest rating category by at least one NRSRO (such as A-2 or better by S&P, Prime-2 or better by Moody's or F2 or better by Fitch) or if unrated, determined by Banc One Investment Advisors to be of comparable quality.


  Money Market Funds. The Money Market Funds (other than the U.S. Treasury Securities Money Market Fund), may purchase commercial paper consisting of issues rated at the time of purchase in the highest or second highest rating category by at least one NRSRO (such as A-2 or better by S&P, Prime-2 or better by Moody's or F2 or better by Fitch) or if unrated, determined by Banc One Investment Advisors to be of comparable quality.




  Institutional Money Market Funds. The Institutional Prime Money Market Fund may purchase commercial paper consisting of issues rated at the time of purchase in the highest or second highest rating category by at least one NRSRO Such as A-2 or better by S&P, Prime-2 or better by Moody's or F2 or better by Fitch or, if unrated determined by Banc One Investment Advisors to be of comparable quality.


  Equity Funds. The Equity Funds may purchase commercial paper consisting of issues rated at the time of purchase in the highest or second highest rating category by at least one NRSRO (such as A-2 or better by S&P, Prime-2 or better by Moody's or F-2 or better by Fitch) or if unrated, determined by Banc One Investment Advisors to be of comparable quality.


  Some of the above Funds may also invest in Canadian Commercial Paper which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation and in Europaper which is U.S. dollar denominated commercial paper of a foreign issuer.

Common Stock

  Common stock represents a share of ownership in a company and usually carries voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors. (Equity securities such as common stock will generally comprise no more than 10% of the High Yield Bond Fund's total assets).

Convertible Securities

  Convertible securities are similar to both fixed income and equity securities. Convertible securities may be issued as bonds or preferred stock. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, the Funds base their selection of convertible securities, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions. In some cases, the issuer may cause a convertible security to convert to common stock. In other situations, it may be advantageous for a Fund to cause the conversion of convertible securities to common stock. If a convertible security converts to common stock, a Fund may hold such common stock in its portfolio even if it does not invest in common stock.


Demand Features

  Some of the Funds may acquire securities that are subject to puts and standby commitments ("DEMAND FEATURES") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The Demand Feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The underlying securities subject to a put may be sold at any time at market rates. The Funds expect that they will acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if advisable or necessary, a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security.

  Under a "STAND-BY COMMITMENT," a dealer would agree to purchase, at a Fund's option, specified securities at a specified price. A Fund will acquire these commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments may also be referred to as put options. A Fund will generally limit its investments in stand-by commitments to 25% of its total assets.

  The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemption requests and remain as fully invested as possible.

Exchange Traded Funds




  Certain of the Funds may invest in Exchange Traded Funds or ETFs. Exchange Traded Funds are ownership interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad based, sector or international index. Broad based ETFs typically track a broad group of stocks from different industries and market sectors. For example, iShares S&P 500 index fund and Standard and Poor's Depository Receipts are ETFs that track the S&P 500. Sector ETFs track companies represented in related industries within a sector of the economy. For example, iShare Dow Jones U.S. Healthcare Sector Index Fund is a sector ETF that tracks the Dow Jones Healthcare sector. International ETFs track a group of stocks from a specific country. For example, iShares MSCI-Australia tracks the Morgan Stanley Capital International Index for Australia Stocks.


  ETFs invest in a securities portfolio that includes substantially all of the securities (in substantially the same weights) as the securities included in the designated index. ETFs are traded on an exchange, and, in some cases may not be redeemed. The results of ETFs will not match the performance of the designated index due to reductions in the performance attributable to transaction and other expenses, including fees paid by the ETF to service providers. ETFs are subject to risks specific to the performance of a few component securities if such securities represent a highly concentrated weighting in the designated index. ETFs are eligible to receive their portion of dividends, if any, accumulated on the securities held in trust, less fees and expenses of the trust.


  The investment vehicles issuing ETFs are not actively managed. Rather, the investment vehicle's objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold at times when an actively managed trust would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of securities that are heavily weighted in the index than would be the case if the investment vehicle was not fully invested in such securities.


  Select sector ETFs and other types of ETFs continue to be developed. As new products are developed, the Funds may invest in them.


  A Fund will limit its investments in any one issue of ETFs to 5% of the Fund's total assets and 3% of the outstanding voting securities of the ETF issue. Moreover, a Fund's investments in all ETFs will not exceed 10% of the Fund's total assets, when aggregated with all other investments in investment companies.

Foreign Investments

  Some of the Funds may invest in certain obligations or securities of foreign issuers. Possible investments include equity securities and debt securities (e.g., bonds and commercial paper) of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, Eurodollar Certificates of Deposit, Eurodollar Time Deposits, Eurodollar Bankers' Acceptances, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper, and Europaper. Securities of foreign issuers may include sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), and Global Depositary Receipts ("GDRs"). Sponsored ADRs are listed on the New York Stock Exchange; unsponsored ADRs are not. Therefore, there may be less information available about the issuers of unsponsored ADRs than the issuers of sponsored ADRs. Unsponsored ADRs are restricted securities. European Depositary Receipts and Global Depositary Receipts are not listed on the New York Stock Exchange. As a result, it may be difficult to obtain information about EDRs and GDRs.

Risk Factors of Foreign Investments

  Political and Exchange Risks. Foreign investments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations.

  Higher Transaction Costs. Foreign investments may entail higher custodial fees and sales commissions than domestic investments.

  Accounting and Regulatory Differences. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks are not regulated by U.S. banking authorities and may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. In addition, foreign banks generally are not bound by the accounting, auditing, and financial reporting standards comparable to those applicable to U.S. banks.

  Currency Risk. Foreign securities are typically denominated in foreign currencies. The value of a Fund's investments denominated in foreign currencies and any funds held in foreign currencies will be affected by:

    .Changes in currency exchange rates;

    .The relative strength of those currencies and the U.S. dollar; and

    .Exchange control regulations.

  Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to Shareholders by a Fund. The exchange rates between the U.S. dollar and other currencies are determined by the forces of supply and demand in foreign exchange markets. Accordingly, the ability of the International Funds to achieve their investment objective may depend, to a certain extent, on exchange rate movements.

  By investing in foreign securities, the International Funds attempt to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by a Fund's investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities. Shares of the International Funds, when included in appropriate amounts in a portfolio otherwise consisting of domestic equity and debt securities, will provide a source of increased diversification.

  The International Funds seek increased diversification by combining securities from various countries and geographic areas that offer different investment opportunities and are affected by different economic trends.

  . The international investments of the International Equity Index Fund may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by one of the Fund's investments in one foreign market represented in its portfolio may offset potential gains from the Fund's investments in another country's markets.

  . The Diversified International Fund invests primarily in the securities of companies located in Europe, Asia and Latin America. The Fund may also invest in other regions and countries that present attractive investment opportunities, including developing countries. Because the Fund may invest over 25% of its total assets in a single country, political and economic developments in that country will have a greater impact on the performance of the Fund than would be the case if the Fund were more widely diversified.

  Limitations on the use of Foreign Investments. Investments in all types of foreign obligations or securities will not exceed 25% of the net assets of the Equity Funds (with the exception of the International Funds) and the Income Bond, the High Yield Bond, the Bond, the Short-Term Bond Fund, and the Mortgage-Backed Securities Fund.

Foreign Currency Transactions

  The International Funds may engage in various strategies to hedge against interest rate and currency risks. These strategies may consist of use of any of the following, some of which also have been described above: options on Fund positions or currencies, financial and currency futures, options on such futures, forward foreign currency transactions, forward rate agreements and interest rate and currency swaps, caps and floors. The International Funds may engage in such transactions in both U.S. and non-U.S. markets. To the extent a Fund enters into such transactions in markets other than in the United States, a Fund may be subject to certain currency, settlement, liquidity, trading and other risks similar to those described above with respect to the Fund's investments in foreign securities. The International Funds may enter into such transactions only in connection with hedging strategies.

  While a Fund's use of hedging strategies is intended to reduce the volatility of the net asset value of Fund shares, the net asset value of the Fund will fluctuate. There can be no assurance that a Fund's hedging transactions will be effective. Furthermore, a Fund may only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in interest rates or currency exchange rates occur.

  The International Funds are authorized to deal in forward foreign exchange between currencies of the different countries in which the Fund will invest and multi-national currency units as a hedge against possible variations in the foreign exchange rate between these currencies. This is accomplished through contractual agreements entered into in the interbank market to purchase or sell one specified currency for another currency at a specified future date (up to one year) and price at the time of the contract. Each International Fund's dealings in forward foreign exchange will be limited to hedging involving either specific transactions or portfolio positions.

  Transaction Hedging. When the International Funds engage in transaction hedging, they enter into foreign currency transactions with respect to specific receivables or payables of the Funds generally arising in connection with the purchase or sale of their portfolio securities. The International Funds will engage in transaction hedging when they desire to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, the International Funds will attempt to protect themselves against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

  The International Funds may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The International Funds may also enter into contracts to purchase or sell foreign currencies at a future date ("FORWARD CONTRACTS"). Although there is no current intention to do so, the International Funds reserve the right to purchase and sell foreign currency futures contracts traded in the United States and subject to regulation by the Commodity Futures Trading Commission ("CFTC").

  For transaction hedging purposes, the International Funds may also purchase U.S. exchange-listed call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives a Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Fund the right to purchase a currency at the exercise price until the expiration of the option.


  Position Hedging. When engaging in position hedging, the International Funds will enter into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which their portfolio securities are denominated or an increase in the value of currency for securities which Banc One Investment Advisors expects to purchase, when the Fund holds cash or short-term investments. In connection with the position hedging, a Fund may purchase or sell foreign currency forward contracts or foreign currency on a spot basis. The International Funds may purchase U.S. exchange-listed put or call options on foreign currency and foreign currency futures contracts and buy or sell foreign currency futures contracts traded in the United States and subject to regulation by the CFTC, although the International Funds have no current intention to do so.

  The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

  It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward contract or futures contract. Accordingly, the International Funds may have to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

  Although the International Funds have no current intention to do so, the International Funds may write covered call options on up to 100% of the currencies in its portfolio to offset some of the costs of hedging against fluctuations in currency exchange rates.

  Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the International Funds own or expect to purchase or sell. They simply seek to maintain an investment portfolio that is relatively neutral to fluctuations in the value of the U.S. dollar relative to major foreign currencies and establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the anticipated devaluation level.

  Forward Foreign Currency Exchange Contracts. The International Funds, for hedging purposes only, may purchase forward foreign currency exchange contracts, which involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancellable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

  The maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are entered into directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

  At the maturity of a forward contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

  Foreign Currency Futures Contracts. The International Funds may purchase foreign currency futures contracts. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange. A Fund will enter into foreign currency futures contracts solely for bona fide hedging or other appropriate risk management purposes as defined in CFTC regulations.

  When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash or U.S. Treasury bills known as "initial margin." The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions.

  Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligation.

  Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying currency rises above the delivery price, the Fund's position declines in value. The Fund then pays a broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract. Conversely, if the price of the underlying currency falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract.

  When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or gain. Such closing transactions involve additional commission costs.

  In addition to the margin requirements discussed above, transactions in currency futures contracts may involve the segregation of funds pursuant to requirements imposed by the Securities and Exchange Commission (the "SEC"). Under those requirements, where a Fund has a long position in a futures or forward contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). For a short position in futures or forward contracts held by a Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments or currency underlying the futures or forward contracts (but are not less than the price at which the short positions were established). However, segregation of assets is not required if the Fund "covers" a long position. For example, instead of segregating assets, a Fund, when holding a long position in a futures or forward contract, could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held by the Fund. In addition, where a Fund takes short positions, or engages in sales of call options, it need not segregate assets if it "covers" these positions. For example, where a Fund holds a short position in a futures or forward contract, it may cover by owning the instruments or currency underlying the contract. A Fund may also cover such a position by holding a call option permitting it to purchase the same futures or forward contract at a price no higher than the price at which the short position was established. Where a Fund sells a call option on a futures or forward contract, it may cover either by entering into a long position in the same contract at a price no higher than the strike price of the call option or by owning the instruments or currency underlying the futures or forward contract. The Fund could also cover this position by holding a separate call option permitting it to purchase the same futures or forward contract at a price no higher than the strike price of the call option sold by the Fund.

  At the maturity of a futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

  Positions in the foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the International Funds intend to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

  Foreign Currency Options. The International Funds may purchase U.S. exchange-listed call and put options on foreign currencies. Such options on foreign currencies operate similarly to options on securities. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

  A Fund is authorized to purchase or sell listed foreign currency options, and currency swap contracts as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar denominated securities (including securities denominated in the ECU) owned by the Fund, sold by the Fund but not yet delivered, committed or anticipated to be purchased by the Fund, or in transaction or cross-hedging strategies. As an illustration, a Fund may use such techniques to hedge the stated value in U.S. dollars of an investment in a Japanese yen-dominated security. In such circumstances, for example, the Fund may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the dollar relative to the yen will tend to be offset by an increase in the value of the put option. To offset, in whole or in part, the cost of acquiring such a put option, the Fund also may sell a call option which, if exercised, requires it to sell a specified amount of yen for dollars at a specified price by a future date (a technique called a "straddle"). By selling such call option in this illustration, the Fund gives up the opportunity to profit without limit from increases in the relative value of the yen to the dollar.

  Certain differences exist between these foreign currency hedging instruments. Foreign currency options provide the holder thereof the right to buy or to sell a currency at a fixed price on a future date. Listed options are third-party contracts (i.e., performance of the parties' obligations is guaranteed by an exchange or clearing corporation) which are issued by a clearing corporation, traded on an exchange and have standardized strike prices and expiration dates. OTC options are two-party contracts and have negotiated strike prices and expiration dates. Options on futures contracts are traded on boards of trade or futures exchanges. Currency swap contracts are negotiated two party agreements entered into in the interbank market whereby the parties exchange two foreign currencies at the inception of the contract and agree to reverse the exchange at a specified future time and at a specified exchange rate. The International Funds will not speculate in foreign currency options, futures or related options or currency swap contracts. Accordingly, the International Funds will not hedge a currency substantially in excess (as determined by Banc One Investment Advisors) of the market value of the securities denominated in such currency which they own, the expected acquisition price of securities which they have committed or anticipate to purchase which are denominated in such currency, and, in the cases of securities which have been sold by a Fund but not yet delivered, the proceeds thereof in its denominated currency. Further, the International Funds will segregate, at their custodian or sub-custodians, U.S. government or other high quality securities having a market value representing any subsequent net decrease in the market value of such hedged positions including net positions with respect to cross-currency hedges. The International Funds may not incur potential net liabilities with respect to currency and securities positions, including net liabilities with respect to cross-currency hedges, of more than 33 1/3% of its total assets from foreign currency options, futures, related options and forward currency transactions.


  The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

  There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealer or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options market.

  Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

  Other Foreign Currency Hedging Strategies. New options and futures contracts and other financial products, and various combinations thereof, continue to be developed, and the International Funds may invest in any such options, contracts and products as may be developed to the extent consistent with the Fund's investment objective and the regulatory requirements applicable to investment companies, and subject to the supervision of the Trust's Board of Trustees.

  Risk Factors in Hedging Transactions

  Imperfect Correlation. Foreign currency hedging transactions present certain risks. In particular, the variable degree of correlation between price movements of the instruments used in hedging strategies and price movements in the security being hedged creates the possibility that losses on the hedge may be greater than gains in the value of a Fund's securities.

  Liquidity. In addition, these instruments may not be liquid in all circumstances. As a result, in volatile markets, the Funds may not be able to dispose of or offset a transaction without incurring losses. Although the contemplated use of hedging instruments should tend to reduce the risk of loss due to a decline in the value of the hedged security, at the same time the use of these instruments could tend to limit any potential gain which might result from an increase in the value of such security.

  Judgment of the Advisor. Successful use of hedging instruments by the International Funds is subject to the ability of Banc One Investment Advisors to predict correctly movements in the direction of interest and currency rates and other factors affecting markets for securities. If the expectations of Banc One Investment Advisors are not met, a Fund would be in a worse position than if a hedging strategy had not been pursued. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the price of securities in its portfolio and the price of such securities increases instead, the Fund will lose part or all of the benefit of the increased value of its securities because it will have offsetting losses in its hedging positions. In addition, when hedging with instruments that require variation margin payments, if the Fund has insufficient cash to meet daily variation margin requirements, it may have to sell securities to meet such requirements.


  Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. Thus, a Fund may have to sell securities at a time when it is disadvantageous to do so.

                          FUTURES AND OPTIONS TRADING

  Some of the Funds may enter into futures contracts, options, options on futures contracts and stock index futures contracts and options thereon for the purposes of remaining fully invested, reducing transaction costs, or managing interest rate risk.

Futures Contracts

  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. Futures contracts may be utilized by the Funds with respect to fixed-income securities, foreign currencies, or financial indices, including indices of U.S. government securities, foreign government securities, equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the CFTC and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

Margin Requirements

  The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits:


  . are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded,

  . may be maintained in cash or certain other liquid assets by the Funds' custodian for the benefit of the FCM, and

  . are similar to good faith deposits or performance bonds.

  Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Fund, that Fund may be entitled to return of margin owed to such Fund only in proportion to the amount received by the FCM's other customers. The Trust will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which they do business and by depositing margin payments in a segregated account with the Trust's custodian.

SEC Segregation Requirements

  In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the SEC. Under those requirements, where a Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). For a short position in futures or forward contacts held by a Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established). However, segregation of assets is not required if a Fund "covers" a long position.

Liquidity Impact of Margin and SEC Segregation Requirements

  Although a Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets will be available to that Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because a Fund's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, such Fund's return could be diminished due to the opportunity losses of foregoing other potential investments.

Limits on Futures Contracts

  The Funds intend to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The Funds will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that a Fund holds positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. In addition, none of the Equity Funds will enter into futures contracts to the extent that the value of the futures contracts held would exceed 25% of the respective Fund's total assets.

Purpose of Utilizing Futures

  A Fund's primary purpose in entering into futures contracts is to protect that Fund from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt or equity security. For example, if the fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, that Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against the fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. Conversely, if a Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. A Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

  If a Fund owns Treasury bonds and the portfolio manager expects interest rates to increase, that Fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as that Fund selling Treasury bonds in its portfolio. If interest rates increase as anticipated, the value of the Treasury bonds would decline, but the value of that Fund's interest rate futures contract will increase, thereby keeping the net asset value of that Fund from declining as much as it may have otherwise. If, on the other hand, a portfolio manager expects interest rates to decline, that Fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although a Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

  Risk Factors in Futures Transactions

    Liquidity. Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, such Fund's access to other assets held to cover its futures positions also could be impaired.


    Risk of Loss. Futures contracts entail risks. Although the Funds believe that the use of such contracts will benefit the Funds, a Fund's overall performance could be worse than if such Fund had not entered into futures contracts if the Advisor's investment judgment proves incorrect. For example, if a Fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, that Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. In addition, if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to such Fund.


    The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market which may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the amount were then closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. The Funds will only engage in futures transactions when it is believed these risks are justified and will engage in futures transactions primarily for risk management purposes.

    Correlation Risk. The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Fund will not match exactly such Fund's current or potential investments. A Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests--for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities-- which involves a risk that the futures position will not correlate precisely with the performance of such Fund's investments.

  Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Fund's investments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Fund's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in that Fund's other investments.

                               Options Contracts

  Some of the Funds may use options on securities or futures contracts to reduce investment risk. An option gives the buyer of the option the right (but not the obligation) to purchase a futures contract or security at a specified price (the "strike price"). The purchase price of an option is referred to as its "premium." Options have limited life spans, usually tied to the delivery or settlement date of the underlying futures contract or security. If an option is not exercised prior to its expiration, it becomes worthless. This means the buyer has lost the premium paid, while the seller (the "writer") has received a premium without being required to perform. Increased market volatility and relatively longer remaining life spans generally increase the value of options by increasing the probability of market swings favorable to the holder and unfavorable to the writer during the life of the option.

  . A CALL OPTION gives the buyer the right to purchase a security at a specified price (the "exercise price") at any time until a certain date. So long as the obligation of the writer of a call option continues, the writer may be required to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer closes the transaction by purchasing an option identical to that previously sold. To secure the writer's obligation under a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation. A call option is "in-the-money" if the strike price is below current market levels and "out-of-the-money" if the strike price is above current market level.


  . A PUT OPTION gives the buyer the right to sell the underlying futures contract or security. The writer of a put option must purchase futures contracts or securities at a strike price if the option is exercised. A put option is "in-the-money" if the strike price is above current market levels and "out-of-the-money" if the strike price is below current market levels.

  . A COVERED OPTION is an option written by a party who owns the underlying position.

  .  AN OPENING TRANSACTION is the initial purchase or sale of an option.

  . A CLOSING TRANSACTION is a transaction which effectively ends an option writer's financial exposure to an existing option obligation. A closing transaction involves entering into an option contract that has the reverse effect of that being closed out. Such an option will be on the same security with the same exercise price and expiration date as the option contract originally opened. The premium which a Fund will pay in executing a closing purchase transaction may be higher (or lower) than the premium received when the option was written, depending in large part upon the relative price of the underlying security at the time of each transaction. Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security.

  Purchasing Call Options

  Certain Funds may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

  Writing (Selling) Covered Call Options

    Some of the Funds may write covered call options and purchase options to close out options previously written by the Fund. A Fund's purpose in writing covered call options is to generate additional premium income. This premium income will serve to enhance a Fund's total return and will reduce the effect of any price decline of the security involved in the option. Generally, the Funds will write covered call options on securities which, in the opinion of the Investment Advisor, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund. The Funds will write only covered call options. This means that a Fund will only write a call option on a security which a Fund already owns.

    Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked options, which a Fund will not do), but capable of enhancing the Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline.

    The security covering the call will be maintained in a segregated account with the Fund's custodian. Unlike one who owns a security not subject to an option, a Fund has no control over when it may be required to sell the underlying security, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. Thus, the security could be "called away" at a price substantially below the fair market value of the security. Additionally, when a security is called away, the Fund's turnover rate will increase, which would cause a Fund to incur additional brokerage expenses. If a call option which a Fund has written expires, a Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security.


  The Funds do not consider a security covered by a call to be "pledged" as that term is used in each Fund's policy which limits the pledging of its assets. Call options written by a Fund will normally have expiration dates of less than nine months from the date written.


  The premium received is the market value of an option. In determining whether a particular call option should be written, the Advisor will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

  From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

  A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing transaction on a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

  Purchasing Put Options

  Certain Funds may also purchase put options to protect their portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by the transaction cost.

  Writing (Selling) Secured Puts

  Certain Funds may write secured puts. For the secured put writer, substantial depreciation in the value of the underlying security would result in the security being "put to" the writer at the strike price of the option which may be substantially in excess of the fair market value of the security. If a secured put option expires unexercised, the writer realizes a gain in the amount of the premium.

  Engaging in Straddles and Spreads

  Certain Funds also may engage in straddles and spreads. In a straddle transaction, a Fund either buys a call and a put or sells a call and a put on the same security. In a spread, a Fund purchases and sells a call or a put. The Fund will sell a straddle when Banc One Investment Advisors or the Sub-Advisor believes the price of a security will be stable. The Fund will receive a premium on the sale of the put and the call. A spread permits the Fund to make a hedged investment that the price of a security will increase or decline.


  Risk Factors in Options Transactions

    Risk of Loss in Purchasing Transactions. When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities. In addition, there may be imperfect or no correlation between the changes in market value of the securities held by the Funds and the prices of the options.

    Risk of Loss in Writing (Selling) Options. When it writes a covered call option, a Fund runs the risk that it will be forced to sell a security it owns at below its market value or, alternatively, incur a loss in otherwise extinguishing its obligation under the covered call option. When it writes a secured put option, a Fund runs the risk that it will be required to buy a security at above its market price or, alternatively, incur a loss in otherwise extinguishing its obligation under the secured put option.

    Judgment of Advisor. The successful use of the options strategies depends on the ability of the Advisor to assess interest rate and market movements correctly and to accurately calculate the fair price of the option. The effective use of options also depends on a Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. A Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, however, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

    Liquidity. If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events, such as volume in excess of trading or clearing capability, were to interrupt normal market operations. A lack of liquidity may limit a Fund's ability to realize its profits or limit its losses.

    Market Restrictions. Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until option trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation ("OCC") or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, the Fund could lose the entire value of its option.

    Foreign Investment Risks. Special risks are presented by internationally-traded options. Because of time differences between the United States and the various foreign countries, and because different holidays are observed in different countries, foreign option markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

  Limitations on the use of Options

  Each Fund will limit the writing of put and call options to 25% of its net assets. Some Funds may enter into over-the-counter option transactions. There will be an active over-the-counter market for such options which will establish their pricing and liquidity. Broker/Dealers with whom the Trust will enter into such option transactions shall have a minimum net worth of $20,000,000.

Government Securities

  Obligations of certain agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association ("Ginnie Mae") and the Export-Import Bank, are supported by the full faith and credit of the U.S. Treasury; others, such as the Federal National Mortgage Association ("Fannie Mae"), are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others, such as the Federal Farm Credit Banks and the Federal Home Loan Mortgage Corporation ("Freddie Mac") are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such agencies or instrumentalities only when Banc One Investment Advisors or the Sub-Advisor believes that the credit risk with respect thereto is minimal.


  The Bond Funds may invest in all types of securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac including without limitation funding notes and subordinated benchmark notes. For example, the Bond Funds may invest in Fannie Mae's Subordinated Benchmark Notes(R) ("Fannie Mae Subordinated Notes"). The Bond Funds generally will only purchase Fannie Mae Subordinated Notes rated in one of the three highest rating categories or, if unrated, determined to be of comparable quality by Banc One Investment Advisors. Fannie Mae Subordinated Notes will be unsecured and subordinated and will rank junior in priority to all existing and future liabilities of Fannie Mae, other than those liabilities that by their terms expressly rank equal with or junior to Fannie Mae Subordinated Notes. If capital ratios fall below certain levels, Fannie Mae will cease paying (but not accruing) interest until such capital ratios are restored. Like other securities issued by Fannie Mae, Fannie Mae Subordinated Notes are not guaranteed by the U.S. government. For information on mortgage-related securities issued by certain agencies or instrumentalities of the U.S. government, see "Investment Objectives and Policies--Mortgage-Related Securities" in this Statement of Additional Information.


High Quality Investments with Regard to the Money Market and Institutional Money Market Funds

  The Money Market Funds and Institutional Money Market Funds, may invest only in obligations determined by Banc One Investment Advisors to present minimal credit risks under guidelines adopted by the Trust's Board of Trustees.


  The U.S. Treasury Securities Money Market Fund and the Treasury Only Money Market Fund may only invest in U.S. Treasury bills, notes and other U.S. Treasury obligations issued or guaranteed by the U.S. government. Some of the securities held by the U.S. Treasury Securities Money Market Fund may be subject to repurchase agreements.


  The Government Money Market Fund invests exclusively in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, some of which may be subject to repurchase agreements.


  With regard to the Money Market Funds and the Institutional Money Market Funds, investments will be limited to those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from an NRSRO in the case of single-rated securities; or (ii) possess, in the case of multiple-rated securities, one of the two highest short-term ratings by at least two NRSROs or
(iii) do not possess a rating (i.e., are unrated) but are determined by Banc One Investment Advisors to be of comparable quality to the rated instruments eligible for purchase by the Trust under guidelines adopted by the Board of Trustees (collectively, "ELIGIBLE SECURITIES"). A security that has not received a rating will be deemed to possess the rating assigned to an outstanding class of the issuer's short-term debt obligations if determined by Banc One Investment Advisors to be comparable in priority and security to the obligation selected for purchase by the Trust.

  A security subject to a tender or demand feature will be considered an Eligible Security only if both the demand feature and the underlying security possess a high quality rating or, if such do not possess a rating, are determined by Banc One Investment Advisors to be of comparable quality; provided, however, that where the demand feature would be readily exercisable in the event of a default in payment of principal or interest on the underlying security, the obligation may be acquired based on the rating possessed by the demand feature or, if the demand feature does not possess a rating, a determination of comparable quality by Banc One Investment Advisors. A security which at the time of issuance had a maturity exceeding 397 days but, at the time of purchase, has a remaining maturity of 397 days or less, is not considered an Eligible Security if it does not possess a high quality rating and the long-term rating, if any, is not within the top three highest rating categories.

  Eligible Securities include First-Tier Securities and Second-Tier Securities. First-Tier Securities include those that possess a rating in the highest category, in the case of a single-rated security, or at least two ratings in the highest rating category, in the case of multiple-rated securities, or, if the securities do not possess a rating, are determined to be of comparable quality by Banc One Investment Advisors pursuant to the guidelines adopted by the Board of Trustees. Second-Tier Securities are all other Eligible Securities.

  Each Money Market Fund (other than the Ohio Municipal Money Market Fund, the Michigan Municipal Money Market Fund, and the Municipal Money Market Fund) and Institutional Money Market Fund will not invest more than 5% of its total assets in the First Tier Securities of any one issuer (as defined by or permitted under Rule 2a-7). In addition, each Fund (other than the Municipal Money Market Fund, the Ohio Municipal Money Market Fund, and the Michigan Municipal Money Market Fund) may not invest more than 5% of its total assets in Second Tier Securities, with investment in the Second Tier Securities of any one issuer further limited to the greater of 1% of the Fund's total assets or $1 million. The Ohio Municipal Money Market Fund, the Michigan Municipal Money Market Fund, and the Municipal Money Market Fund may not invest more than 5% of its total assets in Second Tier Conduit Securities, with investment in the Second Tier Conduit Security of one issuer further limited to the greater of 1% of the Fund's total assets or $1 million. If a percentage limitation is satisfied at the time of purchase, a later increase in such percentage resulting from a change in the Fund's assets or a subsequent change in a security's qualification as a First Tier or Second Tier Security will not constitute a violation of the limitation. In addition, there is no limit on the percentage of a Fund's assets that may be invested in obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities and, with respect to each Money Market Fund and each Institutional Money Market Fund (other than the Treasury Only Money Market Fund), repurchase agreements fully collateralized by such obligations.


  Under the guidelines adopted by the Trust's Board of Trustees and in accordance with Rule 2a-7 under the 1940 Act, Banc One Investment Advisors may be required to promptly dispose of an obligation held in a Fund's portfolio in the event of certain developments that indicate a diminishment of the instrument's credit quality, such as where an NRSRO downgrades an obligation below the second highest rating category, or in the event of a default relating to the financial condition of the issuer.

  A rating by an NRSRO may be utilized only where the NRSRO is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

High Yield/High Risk Securities/Junk Bonds

  Some of the Funds may invest in high yield securities. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB or lower by S&P and Ba or lower by Moody's). Other terms used to describe such securities include "lower rated bonds," "non-investment grade bonds," "below investment grade bonds," and "junk bonds." These securities are considered to be high risk investments. The risks include the following:

    Greater Risk of Loss. These securities are regarded as predominately speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities may be less creditworthy, highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, a Fund would experience a decrease in income and a decline in the market value of its investments. A Fund may also incur additional expenses in seeking recovery from the issuer.


    Sensitivity to Interest Rate and Economic Changes. The income and market value of lower-rated securities may fluctuate more than higher rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower-rated securities may be volatile.

    Valuation Difficulties. It is often more difficult to value lower rated securities than higher rated securities. If an issuer's financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, the lower rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower rated securities, valuation of such investments is much more dependent on judgment than is the case with higher rated securities.

    Liquidity. There may be no established secondary or public market for investments in lower rated securities. Such securities are frequently traded in markets that may be relatively less liquid than the market for higher rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times. As a result, a Fund that invests in lower rated securities may be required to sell investments at substantial losses or retain them indefinitely even where an issuer's financial condition is deteriorating.


    High Yield Bond Market. Unlike investment grade securities (including securities which were investment grade when issued but have fallen below investment grade), the track record for bond default rates on new issues of non-investment grade bonds is relatively short. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn. Over the past two and a half years, the default rate for high yield securities has significantly increased when compared with prior periods. In addition, the market for high yield securities has expanded rapidly in recent years. This expanded market has not yet completely weathered an economic downturn. An economic downturn or an increase in interest rates could have a negative effect on the high yield securities market and on the market value of the high yield securities held by a Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.


    Credit Quality. Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.

    New Legislation. Future legislation may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late 1980's, legislation required federally-insured savings and loan associations to divest their investments in high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on a Fund's investments in lower rated securities.



  High yield, high risk investments may include the following:

    Straight fixed-income debt securities. These include bonds and other debt obligations which bear a fixed or variable rate of interest payable at regular intervals and have a fixed or resettable maturity date. The particular terms of such securities vary and may include features such as call provisions and sinking funds.

    Zero-coupon debt securities. These bear no interest obligation but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

    Zero-fixed-coupon debt securities. These are zero-coupon debt securities which convert on a specified date to interest-bearing debt securities.

    Pay-in-kind bonds. These are bonds which allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds.

    Private Placements. These are bonds sold directly to a small number of investors, usually institutional, without registration under the Securities Act of 1933.

    Convertible Securities. These are bonds or preferred stock that convert to common stock.

    Preferred Stock. These are stocks that generally pay a dividend at a specified rate and which have preference over common stock in the payment of dividends and in liquidation.

    Loan Participations and Assignments. These are participations in, or assignments of all or a portion of loans to corporations or to governments, including governments of the less developed countries ("LDCs").


    Securities issued in connection with Reorganizations and Corporate Restructurings. In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities. The Funds may hold such common stock and other securities even if it does not invest in such securities.


  This foregoing list is not definitive. The prospectus and this Statement of Additional Information list additional types of permissible investments. Such investments may be purchased by some of the Funds even if they are classified as non-investment grade securities.

Index Investing by the Equity Index, Market Expansion Index and International Equity Index Funds

  Equity Index Fund. The Equity Index Fund attempts to track the performance of the S&P 500 Index (the "INDEX") to achieve a correlation between the performance of the Fund and that of the Index of at least 0.95, without taking into account expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the Fund's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the Index. The Fund's ability to correlate its performance with the Index, however, may be affected by, among other things, changes in securities markets, the manner in which the Index is calculated by Standard & Poor's Corporation ("S&P") and the timing of purchases and redemptions. In the future, the Trustees of the Trust, subject to the approval of Shareholders, may select another index if such a standard of comparison is deemed to be more representative of the performance of common stocks.


  S&P chooses the stocks to be included in the Index largely on a statistical basis. Inclusion of a stock in the Index in no way implies an opinion by S&P as to its attractiveness as an investment. The Index is determined, composed and calculated by S&P without regard to the Equity Index Fund. S&P is neither a sponsor of, nor in any way affiliated with the Equity Index Fund, and S&P makes no representation or warranty, expressed or implied on the advisability of investing in the Equity Index Fund or as to the ability of the Index to track general stock market performance, and S&P disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included in the Index. "S&P 500" is a service mark of S&P.

  The weights of stocks in the Index are based on each stock's relative total market value, i.e., market price per share times the number of Shares outstanding. Because of this weighting, approximately 50% of the Index is currently composed of the 50 largest companies in the Index, and the Index currently represents over 65% of the market value of all U.S. common stocks listed on the New York Stock Exchange. Typically, companies included in the Index are the largest and most dominant firms in their respective industries.

  Banc One Investment Advisors generally selects stocks for the Equity Index Fund in the order of their weights in the Index beginning with the heaviest weighted stocks. The percentage of the Equity Index Fund's assets to be invested in each stock is approximately the same as the percentage it represents in the Index. No attempt is made to manage the Equity Index Fund in the traditional sense using economic, financial and market analysis. The Equity Index Fund is managed using a computer program to determine which stocks are to be purchased and sold to replicate the Index to the extent feasible. From time to time, administrative adjustments may be made in the Fund because of changes in the composition of the Index, but such changes should be infrequent.

  Market Expansion Index Fund. The Market Expansion Index Fund invests in a representative sampling of stocks of medium-sized and small U.S. companies that are included in the Standard & Poor's SmallCap 600 Index and the Standard & Poor's MidCap 400 Index (the "INDICES") and which trade on the New York and American Stock Exchanges as well as over-the-counter stocks that are part of the National Market System. (Not all of the stocks in the Indices are included in the Fund). The Fund will attempt to achieve a correlation between the performance of its portfolio and that of the combined Indices of at least 0.95, without taking into account expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the Fund's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the combined Indices. The Fund's ability to correlate its performance with the combined Indices, however, may be affected by, among other things, changes in securities markets, the manner in which the Indices are calculated by S&P and the timing of purchases and redemptions. In the future, the Trustees of the Trust, subject to the approval of Shareholders, may select other indices if such a standard of comparison is deemed to be more representative of the performance of common stocks.

  The Indices are determined, composed and calculated by S&P without regard to the Market Expansion Index Fund. S&P is neither a sponsor of, nor in any way affiliated with the Market Expansion Index Fund, and S&P makes no representation or warranty, expressed or implied on the advisability of investing in the Market Expansion Index Fund or as to the ability of the Indices to track general stock market performance, and S&P disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indices or any data included therein.

  International Equity Index Fund. It is anticipated that the indexing approach that will be employed by the International Equity Index Fund will be an effective method of substantially tracking percentage changes in the Gross Domestic Product ("GDP") weighted MSCI EAFE Index (the "INTERNATIONAL INDEX"). The Fund will attempt to achieve a correlation between the performance of its portfolio and that of the International Index of at least 0.90, without taking into account expenses. It is a reasonable expectation that there will be a close correlation between the Fund's performance and that of the International Index in both rising and falling markets. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the Fund's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the International Index. The Fund's ability to correlate its performance with the International Index, however, may be affected by, among other things, changes in securities markets, the manner in which the International Index is calculated by Morgan Stanley Capital International ("MSCI") and the timing of purchases and redemptions. In the future, the Trustees of the Trust, subject to the approval of Shareholders, may select another index if such a standard of comparison is deemed to be more representative of the performance of common stocks.


  MSCI computes and publishes the International Index. MSCI also computes the country weights which are established based on annual GDP data. Gross Domestic Product is defined as a country's Gross National Product, or total output of goods and services, adjusted by the following two factors: net labor income (labor income of domestic residents working abroad less labor income of foreigners working domestically) plus net interest income (interest income earned from foreign investments less interest income earned from domestic investments by foreigners). Country weights are thus established in proportion to the size of their economies as measured by Gross Domestic Product, which results in a more uniform distribution of capital across the EAFE markets than if capitalization weights were used as the basis. The country weights within the International Index are systematically rebalanced annually to the most recent GDP weights.

  MSCI chooses the stocks to be included in the International Index largely on a statistical basis. Inclusion of a stock in the International Index in no way implies an opinion by MSCI as to its attractiveness as an investment. The International Index is determined, composed and calculated by MSCI without regard to the International Equity Index Fund. MSCI is neither a sponsor of, nor in any way affiliated with the International Equity Index Fund, and MSCI makes no representation or warranty, expressed or implied on the advisability of investing in the International Equity Index Fund or as to the ability of the International Index to track general stock market performance, and MSCI disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the International Index or any data included therein. "MSCI EAFE Index" is a service mark of MSCI.

Impact of Initial Public Offerings on Smaller Funds

  Initial public offerings ("IPOs") and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A smaller Fund may not experience similar performance as its assets grow.

Investment Company Securities

  Some of the Funds may invest up to 5% of their total assets in the securities of any one investment company (another mutual fund), but may not own more than 3% of the outstanding securities of any one investment company or invest more than 10% of their total assets in the securities of other investment companies. These limits do not apply to the Funds of Funds. Other investment company securities may include securities of a money market fund of the Trust, and securities of other money market funds for which Banc One Investment Advisors or its affiliate serves as investment advisor or administrator. Because other investment companies employ an investment advisor, such investments by the Funds may cause Shareholders to bear duplicate fees. Banc One Investment Advisors will waive its fee attributable to the assets of the investing fund invested in a money market fund of the Trust and in other funds advised by Banc One Investment Advisors.


Loan Participations and Assignments

  Some of the Funds may invest in fixed and floating rate loans ("Loans"). Loans are typically arranged through private negotiations between borrowers (which may be corporate issuers or issuers of sovereign debt obligations) and one or more financial institutions ("Lenders"). Generally, the Funds invest in Loans by purchasing Loan Participations ("Participations") or assignments of all or a portion of Loans ("Assignments") from third parties.

  Typically, a Fund will have a contractual relationship only with the Lender and not with the borrower when it purchases a Participation. In contrast, a Fund has direct rights against the borrower on the Loan when it purchases an Assignment. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

  Limitations on Investments in Loan Participations and Assignments. Loan participants and assignments may be illiquid. As a result, a Fund will invest no more than 15% (10% for the Money Market Funds and Institutional Money Market Funds) of its net assets in these investments. If a government entity is a borrower on a Loan, the Fund will consider the government to be the issuer of a Participation or Assignment for purposes of a Fund's fundamental investment policy that it will not invest 25% or more of its total assets in securities of issuers conducting their principal business activities in the same industry (i.e., foreign government).


  Risk Factors of Loan Participations and Assignments. A Fund may have difficulty disposing of Assignments and Participations because to do so it will have to assign such securities to a third party. Because there is no liquid market for such securities, the Funds anticipate that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a Fund's ability to dispose of particular Assignments or Participations when necessary to meet a Fund's liquidity needs in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for a Fund to assign a value to those securities when valuing the Fund's securities and calculating its net asset value.

Mortgage-Related Securities

  Mortgage-Backed Securities (CMOs and REMICs). Mortgage-backed securities include collateralized mortgage obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs"). (A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code") and invests in certain mortgages principally secured by interests in real property and other permitted investments).


  Mortgage-backed securities represent pools of mortgage loans assembled for sale to investors by:

  .  various governmental agencies such as Ginnie Mae;

  .  government-related organizations such as Fannie Mae and Freddie Mac;

  . non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. (Non-governmental mortgage securities cannot be treated as U.S. government securities for purposes of investment policies).

  There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue.

    Ginnie Mae Securities. Mortgage-related securities issued by Ginnie Mae include Ginnie Mae Mortgage Pass-Through Certificates which are guaranteed as to the timely payment of principal and interest by Ginnie Mae. Ginnie Mae's guarantee is backed by the full faith and credit of the United States. Ginnie Mae is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee.

    Fannie Mae Securities. Mortgage-related securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Mae Certificates are guaranteed as to timely payment of the principal and interest by Fannie Mae.

    Freddie Mac Securities. Mortgage-related securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates. Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Mac Certificates are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Mac Certificates entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

  CMOs and guaranteed REMIC pass-through certificates ("REMIC CERTIFICATES") issued by Fannie Mae, Freddie Mac, Ginnie Mae and private issuers are types of multiple class pass-through securities. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests or "residual" interests. The Funds do not currently intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC Trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage pass-through certificates (the "MORTGAGE ASSETS"). The obligations of Fannie Mae, Freddie Mac or Ginnie Mae under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae, Freddie Mac or Ginnie Mae, respectively.

    Fannie Mae REMIC Certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

    Freddie Mac REMIC Certificates. Freddie Mac guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates ("PCs"). PCs represent undivided interests in specified residential mortgages or participation therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal on certain PCs referred to as "Gold PCs."

    Ginnie Mae REMIC Certificates. Ginnie Mae guarantees the full and timely payment of interest and principal on each class of securities (in accordance with the terms of those classes as specified in the related offering circular supplement). The Ginnie Mae guarantee is backed by the full faith and credit of the United States of America.

  REMIC Certificates issued by Fannie Mae, Freddie Mac and Ginnie Mae are treated as U.S. Government securities for purposes of investment policies.

  CMOs and REMIC Certificates provide for the redistribution of cash flow to multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. This reallocation of interest and principal results in the redistribution of prepayment risk across different classes. This allows for the creation of bonds with more or less risk than the underlying collateral exhibits. Principal prepayments on the mortgage loans or the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.


  The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as "sequential pay" CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

  Additional structures of CMOs and REMIC Certificates include, among others, principal only structures, interest only structures, inverse floaters and "parallel pay" CMOs and REMIC Certificates. Certain of these structures may be more volatile than other types of CMO and REMIC structures. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

  A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-BONDS"), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay REMIC Certificates which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the "PAC CERTIFICATES"), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount of principal payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes. The Z-Bonds in which the Funds may invest may bear the same non-credit- related risks as do other types of Z-Bonds. Z-Bonds in which the Fund may invest will not include residual interest.

  Limitations on the use of Mortgage-Backed Securities

    Equity Funds. The Balanced Fund, the Small Cap Value Fund, the Diversified Mid Cap Fund, the Technology Fund, and the Diversified International Fund may invest in mortgage-backed securities issued by private issuers including Guaranteed CMOs and REMIC pass-through Securities that are rated in one of three highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by Banc One Investment Advisors to be of comparable quality.


    Bond Funds. The Government Bond Fund and the Treasury & Agency Fund may only invest in mortgage-backed securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities. The other Bond Funds that invest in mortgage-backed securities may invest in mortgage-backed securities issued by private issuers including Guaranteed CMOs and REMIC pass-through securities. The Government Bond Fund and the Treasury & Agency Fund may invest in mortgage-backed securities that are rated in one of the three highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by Banc One Investment Advisors to be of comparable quality. The Short-Term Bond Fund, the Ultra Short-Term Bond Fund, the Intermediate Bond Fund, the Mortgage-Backed Securities Fund, and the Bond Fund may invest in mortgage-backed securities that are rated in one of the four highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by Banc One Investment

  Advisor to be of comparable quality. The Income Bond Fund and the High Yield Bond Fund can invest in mortgage-backed securities in ANY rating category.

    Municipal Bond Funds. The Municipal Bond Funds may invest in mortgage-backed securities that are rated in one of the four highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by Banc One Investment Advisor to be of comparable quality.

    Money Market Funds. The Money Market Funds that invest in mortgage-backed securities may invest in mortgage-backed securities issued by private issuers including Guaranteed CMOs and REMIC pass-through securities. The Prime Money Market Fund, the Municipal Money Market Fund, the Ohio Municipal Money Market Fund, and the Michigan Municipal Money Market Fund may invest in mortgage-backed securities that are rated in one of the two highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by Banc One Investment Advisors to be of comparable quality.


    Institutional Money Market Funds. The Institutional Prime Money Market Fund may only invest in mortgage-backed securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities. With respect to the Institutional Prime Money Market Fund, mortgage-backed securities must be rated in one of the two highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by Banc One Investment Advisors to be of comparable quality. The Government Money Market Fund and the Treasury Only Money Market Fund may not invest in mortgage-backed securities.


  Mortgage Dollar Rolls. Some of the Funds may enter into Mortgage Dollar Rolls in which the Funds sell securities for delivery in the current month and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. When a Fund enters into mortgage dollar rolls, the Fund will hold and maintain a segregated account until the settlement date. The segregated account will contain cash or liquid, high grade debt securities in an amount equal to the forward purchase price. The Funds benefit to the extent of:

  . any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop"); or

  . fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase.

  Unless such benefits exceed the income, capital appreciation or gains on the securities sold as part of the mortgage dollar roll, the investment performance of a Fund will be less than what the performance would have been without the use of mortgage dollar rolls. The benefits of mortgage dollar rolls may depend upon Banc One Investment Advisors' ability to predict mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed. The Funds currently intend to enter into mortgage dollar rolls that are accounted for as a financing transaction. For purposes of diversification and investment limitations, mortgage dollar rolls are considered to be mortgage-backed securities.

  Stripped Mortgage-Backed Securities. Stripped Mortgage-Backed Securities ("SMBS") are derivative multi-class mortgage securities issued outside the REMIC or CMO structure. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets ("IOs"), while the other class will receive all of the principal ("POs"). Mortgage IOs receive monthly interest payments based upon a notional amount that declines over time as a result of the normal monthly amortization and unscheduled prepayments of principal on the associated mortgage POs.


  In addition to the risks applicable to Mortgage-Related Securities in general, SMBS are subject to the following additional risks:

    Prepayment/Interest Rate Sensitivity. SMBS are extremely sensitive to changes in prepayments and interest rates. Even though these securities have been guaranteed by an agency or instrumentality of the U.S. government, under certain interest rate or prepayment rate scenarios, the Funds may lose money on investments in SMBS.


    Interest Only SMBS. Changes in prepayment rates can cause the return on investment in IOs to be highly volatile. Under extremely high prepayment conditions, IOs can incur significant losses.

    Principal Only SMBS. POs are bought at a discount to the ultimate principal repayment value. The rate of return on a PO will vary with prepayments, rising as prepayments increase and falling as prepayments decrease. Generally, the market value of these securities is unusually volatile in response to changes in interest rates.

    Yield Characteristics. Although SMBS may yield more than other mortgage-backed securities, their cash flow patterns are more volatile and there is a greater risk that any premium paid will not be fully recouped. Banc One Investment Advisors will seek to manage these risks (and potential benefits) by investing in a variety of such securities and by using certain analytical and hedging techniques.

  The Bond Funds (other than the Treasury & Agency Fund), the Municipal Bond Funds, and the Balanced Fund may invest in SMBS to enhance revenues or hedge against interest rate risk. The Funds may only invest in SMBS issued or guaranteed by the U.S. government, its agencies or instrumentalities. Although the market for SMBS is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of the Funds' limitations on investments in illiquid securities.

  Adjustable Rate Mortgage Loans. The Bond Funds and the Balanced Fund, may invest in adjustable rate mortgage loans ("ARMS"). The Treasury & Agency Fund may buy only government ARMs. ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time. Thereafter, the interest rates (the "MORTGAGE INTEREST RATES") may be subject to periodic adjustment based on changes in the applicable index rate (the "INDEX RATE"). The adjusted rate would be equal to the Index Rate plus a gross margin, which is a fixed percentage spread over the Index Rate established for each ARM at the time of its origination.

  Adjustable interest rates can cause payment increases that some borrowers may find difficult to make. However, certain ARMs may provide that the Mortgage Interest Rate may not be adjusted to a rate above an applicable lifetime maximum rate or below an applicable lifetime minimum rate for such ARM. Certain ARMs may also be subject to limitations on the maximum amount by which the Mortgage Interest Rate may adjust for any single adjustment period (the "MAXIMUM ADJUSTMENT"). Other ARMs ("NEGATIVELY AMORTIZING ARMS") may provide instead or as well for limitations on changes in the monthly payment on such ARMs. Limitations on monthly payments can result in monthly payments which are greater or less than the amount necessary to amortize a Negatively Amortizing ARM by its maturity at the Mortgage Interest Rate in effect in any particular month. In the event that a monthly payment is not sufficient to pay the interest accruing on a Negatively Amortizing ARM, any such excess interest is added to the principal balance of the loan, causing negative amortization and will be repaid through future monthly payments. It may take borrowers under Negatively Amortizing ARMs longer periods of time to achieve equity and may increase the likelihood of default by such borrowers. In the event that a monthly payment exceeds the sum of the interest accrued at the applicable Mortgage Interest Rate and the principal payment which would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess (or "accelerated amortization") further reduces the principal balance of the ARM. Negatively Amortizing ARMs do not provide for the extension of their original maturity to accommodate changes in their Mortgage Interest Rate. As a result, unless there is a periodic recalculation of the payment amount (which there generally is), the final payment may be substantially larger than the other payments. These limitations on periodic increases in interest rates and on changes in monthly payment protect borrowers from unlimited interest rate and payment increases.

  Certain adjustable rate mortgage loans may provide for periodic adjustments of scheduled payments in order to amortize fully the mortgage loan by its stated maturity. Other adjustable rate mortgage loans may permit their stated maturity to be extended or shortened in accordance with the portion of each payment that is applied to interest as affected by the periodic interest rate adjustments.

  There are two main categories of indices which provide the basis for rate adjustments on ARMs: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity Treasury bill rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate ("LIBOR"), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile. The degree of volatility in the market value of the Fund's portfolio and therefore in the net asset value of the Fund's shares will be a function of the length of the interest rate reset periods and the degree of volatility in the applicable indices.

  In general, changes in both prepayment rates and interest rates will change the yield on Mortgage-Backed Securities. The rate of principal prepayments with respect to ARMs has fluctuated in recent years. As is the case with fixed mortgage loans, ARMs may be subject to a greater rate of principal prepayments in a declining interest rate environment. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates than if prevailing interest rates remain constant because the availability of fixed rate mortgage loans at competitive interest rates may encourage mortgagors to refinance their ARMs to "lock-in" a lower fixed interest rate. Conversely, if prevailing interest rates rise significantly, ARMs may prepay at lower rates than if prevailing rates remain at or below those in effect at the time such ARMs were originated. As with fixed rate mortgages, there can be no certainty as to the rate of prepayments on the ARMs in either stable or changing interest rate environments. In addition, there can be no certainty as to whether increases in the principal balances of the ARMs due to the addition of deferred interest may result in a default rate higher than that on ARMs that do not provide for negative amortization.

  Other factors affecting prepayment of ARMs include changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgage properties and servicing decisions.

Risks Factors of Mortgage-Related Securities

    Guarantor Risk. There can be no assurance that the U.S. government would provide financial support to Fannie Mae, Freddie Mac or Ginnie Mae if necessary in the future. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

    Interest Rate Sensitivity. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Funds. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Funds will receive when these amounts are reinvested.

    Market Value. The market value of the Fund's adjustable rate Mortgage-Backed Securities may be adversely affected if interest rates increase faster than the rates of interest payable on such securities or by the adjustable rate mortgage loans underlying such securities. Furthermore, adjustable rate Mortgage-Backed Securities or the mortgage loans underlying such securities may contain provisions limiting the amount by which rates may be adjusted upward and downward and may limit the amount by which monthly payments may be increased or decreased to accommodate upward and downward adjustments in interest rates.

    Prepayments. Adjustable rate Mortgage-Backed Securities have less potential for capital appreciation than fixed rate Mortgage-Backed Securities because their coupon rates will decline in response to market interest rate declines. The market value of fixed rate Mortgage-Backed Securities may be adversely affected as a result of increases in interest rates and, because of the risk of unscheduled principal prepayments, may benefit less than other fixed rate securities of similar maturity from declining interest rates. Finally, to the extent Mortgage-Backed Securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the Fund's principal investment to the extent of the premium paid. On the other hand, if such securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income.

    Yield Characteristics. The yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments, usually monthly, and the possibility that prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. As with fixed rate mortgage loans, adjustable rate mortgage loans may be subject to a greater prepayment rate in a declining interest rate environment. The yields to maturity of the Mortgage-Backed Securities in which the Funds invest will be affected by the actual rate of payment (including prepayments) of principal of the underlying mortgage loans. The mortgage loans underlying such securities generally may be prepaid at any time without penalty. In a fluctuating interest rate environment, a predominant factor affecting the prepayment rate on a pool of mortgage loans is the difference between the interest rates on the mortgage loans and prevailing mortgage loan interest rates (giving consideration to the cost of any refinancing). In general, if mortgage loan interest rates fall sufficiently below the interest rates on fixed rate mortgage loans underlying mortgage pass-through securities, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on the fixed rate mortgage loans underlying the mortgage pass-through securities, the rate of prepayment may be expected to decrease.

Municipal Securities

  Municipal Securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as:

  1. bridges,
  2. highways,
  3. roads,
  4. schools,
  5. waterworks and sewer systems, and
  6. other utilities.

Other public purposes for which Municipal Securities may be issued include:

  1. refunding outstanding obligations,
  2. obtaining funds for general operating expenses and
  3. obtaining funds to lend to other public institutions and facilities.

  In addition, certain debt obligations known as "PRIVATE ACTIVITY BONDS" may be issued by or on behalf of municipalities and public authorities to obtain funds to provide:


  1. water, sewage and solid waste facilities,
  2. qualified residential rental projects,
  3. certain local electric, gas and other heating or cooling facilities,
  4. qualified hazardous waste facilities,
  5. high-speed intercity rail facilities,
  6. governmentally-owned airports, docks and wharves and mass transportation facilities,
  7. qualified mortgages,
  8. student loan and redevelopment bonds, and
  9. bonds used for certain organizations exempt from Federal income taxation.

  Certain debt obligations known as "INDUSTRIAL DEVELOPMENT BONDS" under prior Federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide:

  1. privately operated housing facilities,
  2. sports facilities,
  3. industrial parks,
  4. convention or trade show facilities,
  5. airport, mass transit, port or parking facilities,
  6. air or water pollution control facilities,

  7. sewage or solid waste disposal facilities, and
  8. facilities for water supply.

  Other private activity bonds and industrial development bonds issued to fund the construction, improvement, equipment or repair of privately-operated industrial, distribution, research, or commercial facilities may also be Municipal Securities, but the size of such issues is limited under current and prior Federal tax law. The aggregate amount of most private activity bonds and industrial development bonds is limited (except in the case of certain types of facilities) under federal tax law by an annual "volume cap." The volume cap limits the annual aggregate principal amount of such obligations issued by or on behalf of all governmental instrumentalities in the state.

  The two principal classifications of Municipal Securities consist of "general obligation" and "limited" (or revenue) issues. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon appropriation by the issuer's legislative body. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Private activity bonds and industrial development bonds generally are revenue bonds and thus not payable from the unrestricted revenues of the issuer. The credit and quality of such bonds is generally related to the credit of the bank selected to provide the letter of credit underlying the bond. Payment of principal of and interest on industrial development revenue bonds is the responsibility of the corporate user (and any guarantor).

  The Funds may also acquire "moral obligation" issues, which are normally issued by special purpose authorities, and in other tax-exempt investments including pollution control bonds and tax-exempt commercial paper. Each Fund that may purchase municipal bonds may purchase:


  1. Short-term tax-exempt General Obligations Notes,
  2. Tax Anticipation Notes,
  3. Bond Anticipation Notes,
  4. Revenue Anticipation Notes,
  5. Project Notes, and
  6. Other forms of short-term tax-exempt loans.

  Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the Federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

  There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications. Also, the yields on Municipal Securities depend upon a variety of factors, including:

  .  general money market conditions,
  .  coupon rate,
  . the financial condition of the issuer, . general conditions of the municipal bond market, . the size of a particular offering, . the maturity of the obligations, and . the rating of the issue.

  The ratings of Moody's and S&P represent their opinions as to the quality of Municipal Securities. However, ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. Banc One Investment Advisors will consider such an event in determining whether the Fund should continue to hold the obligations.


  Municipal Securities may include obligations of municipal housing authorities and single-family mortgage revenue bonds. Weaknesses in Federal housing subsidy programs and their administration may result in a decrease of subsidies available for payment of principal and interest on housing authority bonds. Economic developments, including fluctuations in interest rates and increasing construction and operating costs, may also adversely impact revenues of housing authorities. In the case of some housing authorities, inability to obtain additional financing could also reduce revenues available to pay existing obligations.

  Single-family mortgage revenue bonds are subject to extraordinary mandatory redemption at par in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period which may be within a year from the date of issue.

  Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Municipal leases may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. The Board of Trustees is responsible for determining the credit quality of unrated municipal leases, on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled.

  Risk Factors in Municipal Securities

    Tax Risk. The Code imposes certain continuing requirements on issuers of tax-exempt bonds regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the United States of America. Failure by the issuer to comply subsequent to the issuance of tax-exempt bonds with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

    Housing Authority Tax Risk. The exclusion from gross income for Federal income tax purposes for certain housing authority bonds depends on qualification under relevant provisions of the Code and on other provisions of Federal law. These provisions of Federal law contain requirements relating to the cost and location of the residences financed with the proceeds of the single-family mortgage bonds and the income levels of tenants of the rental projects financed with the proceeds of the multi-family housing bonds. Typically, the issuers of the bonds, and other parties, including the originators and servicers of the single-family mortgages and the owners of the rental projects financed with the multi-family housing bonds, covenant to meet these requirements. However, there is no assurance that the requirements will be met. If such requirements are not met:

  . the interest on the bonds may become taxable, possibly retroactively from the date of issuance;

  .  the value of the bonds may be reduced;

  . you and other Shareholders may be subject to unanticipated tax liabilities;

  .  a Fund may be required to sell the bonds at the reduced value;


  .  it may be an event of default under the applicable mortgage;

  .  the holder may be permitted to accelerate payment of the bond; and

  .  the issuer may be required to redeem the bond.

  In addition, if the mortgage securing the bonds is insured by the Federal Housing Administration ("FHA"), the consent of the FHA may be required before insurance proceeds would become payable.

  Information Risk. Information about the financial condition of issuers of Municipal Securities may be less available than about corporations having a class of securities registered under the Securities Exchange Act of 1934.

  State and Federal Laws. An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

  Litigation and Current Developments. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax-exempt obligations, or may materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal or political developments might affect all or a substantial portion of a Fund's Municipal Securities in the same manner.

  New Legislation. From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on tax exempt bonds, and similar proposals may be introduced in the future. The Supreme Court has held that Congress has the constitutional authority to enact such legislation. It is not possible to determine what effect the adoption of such proposals could have on (i) the availability of Municipal Securities for investment by the Funds, and (ii) the value of the investment portfolios of the Funds.

  Limitations on the use of Municipal Securities

  In addition to the Municipal Bond Funds, the Municipal Money Market Fund, the Michigan Municipal Money Market Fund, and the Ohio Municipal Money Market Fund, other Funds may also invest in Municipal Securities if Banc One Investment Advisors determines that such Municipal Securities offer attractive yields. The Funds may invest in Municipal Securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Municipal Securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Municipal Securities will to the same extent as interest on such Municipal Securities be exempt from federal income tax and state income tax (where applicable) and not treated as a preference item for individuals for purposes of the federal alternative minimum tax.


  The Funds may also invest in Municipal Securities by purchasing from banks participation interests in all or part of specific holdings of Municipal Securities. Such participation may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from a Fund in connection with the arrangement. A Fund will not purchase participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on Municipal Securities in which it holds such participation interest is exempt from federal income tax and state income tax (where applicable) and not treated as a preference item for individuals for purposes of the federal alternative minimum tax.

  The Tax-Advantaged Funds may not be a desirable investment for "substantial users" of facilities financed by private activity bonds or industrial development bonds or for "related persons" of substantial users. Each Fund will limit its investment in municipal leases to no more than 5% of its total assets.

  Arizona Municipal Securities

  As used in this Statement of Additional Information, the term "Arizona Municipal Securities" refers to municipal securities, the income from which is exempt from both federal and Arizona personal income tax.


  Risk Factors Regarding Investments in Arizona Municipal Securities. Over the past several decades, Arizona's economy has grown faster than most other regions of the country. During the last decade, Arizona's population increased 22% to 4.87 million, and is expected to increase another 2.7% per year through 2002. Arizona's employment increased 5.6% in 1996, 4.4% in 1997, 4.7% in 1998, and 4.2% in 1999, and is projected to increase 3.9% in 2000 and 3.6% in 2001-- a total of 164,000 new jobs--which is approximately 2 to 3 times the national rate. The state's unemployment rate was 5.5% in 1996, 4.0% in 1997, 4.1% in 1998 and 4.4% in 1999.

  Arizona's per capita personal income has generally varied between 5% and 15% below the national average due to such factors as the chronic poverty on the state's Indian reservations, the states relatively high number of retirees and children, and the state's below-average wage scale. Nevertheless, Arizona's aggregate personal income grew from $60.9 billion in 1990 to $100.6 billion in 1998, an increase of 65.2% and an average annual growth rate of 8.1% per year, from 1998 to 1999, average per capita income increased by 4.5%.

  Despite an increase in population, employment and aggregate personal income, retail sales growth rates declined between 1994 and 1997, but have recently begun to rise again. The retail sales growth rate was 7.8% for fiscal year 1997-98 and 8.2% for fiscal year 1998-99.

  After experiencing several years of budget shortfalls requiring mid-year adjustments, the State of Arizona has had significant budget surpluses each year from 1993 through 1998. During fiscal year 1999, a significant portion of the accumulated surpluses were committed to construction and renovation of public school facilities, reducing the projected surplus at June 30, 1998 to approximately $70 million. An amendment to the Arizona Constitution requiring a 2/3 majority vote in both houses of the Legislature to enact any tax or fee increase limits the state's ability to raise additional revenue when needed, but Arizona has placed some of its surplus revenues in a rainy-day fund to address this risk.

  Recently, however, an initiative petition was filed with the Arizona Secretary of State seeking to place on the November 2000 general election ballot a proposed amendment to the Arizona Constitution which, if approved by a majority of the voters at the election, would repeal the authority of the Arizona Legislature or any political subdivision of the state to impose income taxes, effective January 1, 2005, and would require that any state legislation providing for a new tax, an increase in an existing tax rate or a reduction or elimination of any tax deduction, exemption, exclusion or credit be approved not only by a two-thirds vote of each house of the Arizona Legislature but also by a majority vote of the electors voting in the succeeding general election. It is unclear whether the proposed amendment will appear on the ballot, if it does, whether it will be approved and, if it is, what effect such approval would have on state revenues or operations. However, some sources have suggested that as much as one-half of the state's current revenues would be eliminated. Any such action would not affect state or local bonds payable from ad valorem (property) taxes or revenues.

  The State of Arizona, as such, has no general obligation debt. The Arizona Department of Transportation, the Arizona Board of Regents, the Arizona Power Authority and the Water Infrastructure Authority of Arizona is each authorized to issue revenue bonds for their respective purposes. In addition, the State of Arizona has financed certain capital improvements and equipment through the execution and sale of certificates of participation, which represent undivided interests in lease payments to be made by the state pursuant to lease-purchase agreements that are subject to annual appropriations by the Arizona legislature.

  The Arizona Constitution limits the amount of debt that can be issued by the state's counties, cities, towns, school districts and other municipal corporations in the form of indebtedness payable from property taxes or other general fund sources. In general, those political subdivisions may not become indebted in an amount exceeding six percent of the value of the taxable property in the political subdivision without the approval of a majority of the qualified electors voting at an election. Furthermore, no county or school district may become indebted in an amount exceeding 15% (30% for unified school districts) of the value of taxable property, even with voter approval. In addition, with voter approval, incorporated cities or towns may become indebted in an amount up to 20% of the value of taxable property for purposes of supplying water, light, sewers, open space preserves, parks, playgrounds and recreational facilities. These constitutional debt limits generally do not apply to revenue bonds payable from a special fund revenue source.

  In July 1994, the Arizona Supreme Court ruled that Arizona's system for financing public education created substantial disparities in facilities among school districts and, therefore, violated the provisions of the Arizona Constitution which require the Legislature to establish and maintain "a general and uniform public school system." After several attempts, each of which were held to be unconstitutional by the Arizona Supreme Court, the Arizona Legislature enacted legislation in July 1998, which establishes a centralized state school capital finance system and, among other things, substantially limits the ability of school districts to issue bonds. This legislation should have no effect on the obligation or ability of Arizona school districts to pay debt service on currently outstanding bonds.

  Kentucky Municipal Securities

  As used in this Statement of Additional Information, the term "Kentucky Municipal Securities" refers to municipal securities, the income from which is exempt from both federal and Kentucky personal income tax.


  Risk Factors Regarding Investments in Kentucky Municipal Securities. For calendar year 1999, Kentucky's per capita income ranked 43rd in the nation and was 81% of the national average. The most current audited financial statements for Kentucky indicate a surplus of funds in the General Fund of $422,400,000 as of June 30, 1999, which was $147,008,000 above the budgeted balance.

  The municipal securities of many states constitute general obligations of the state itself or of an agency or political subdivision of the state which holds substantial assets. This has not been the case in Kentucky until recent years. Municipal securities in Kentucky have generally been issued by public entities which are created primarily for that purpose and which have no substantial assets, with the real source of funds for repayment being restricted to either revenues from the property financed by the municipal security or rentals due from another public entity which has an enforceable obligation to pay rent to the issuer on only a short term basis. This situation began to change in the late 1990s after a decision of Kentucky's Supreme Court regarding an earlier amendment to the Kentucky Constitution. The decision has confirmed that local governmental entities in Kentucky may now issue general obligation debt instruments. The Commonwealth itself, and its agencies, are still bound by the prior rule and may not issue general obligation bonds without a statewide election. The Fund is not required to invest any particular percentage of its assets in Kentucky Municipal Securities which are general obligations of issuers with substantial assets.

  Louisiana Municipal Securities

  As used in this Statement of Additional Information, the term "Louisiana Municipal Securities" refers to municipal securities, the income from which is exempt from both federal and Louisiana personal income tax.


  Risk Factors Regarding Investments in Louisiana Municipal Securities. The State of Louisiana continues to consolidate its economic and financial gains after a period of difficulty. In the mid-1980's, abrupt declines in the price of oil disrupted both the economy and financial operations of the State. Recent years have generally produced operating surpluses and major financial issues, such as Medicaid and risk management, have been addressed. Louisiana has reduced its per capita debt to more moderate levels in recent years. Available general fund revenue was $4,455,000 in fiscal year 1998/1999.

  Louisiana's economy is resource based, led by oil and gas, but agribusiness and tourism are also significant components. Growth in the service employment sector is providing more diversity, but the State is still very dependent on oil and gas for direct or indirect employment and income. The price of oil is estimated at $24 per barrel in fiscal year 1999/2000.

  Increases in personal income exceed the national rates during 1990 to 1994 on both a total and per capita basis, but these increases have slowed in recent years. During the next two fiscal years, personal income in the state is projected to increase by 4.2%. With regard to employment, Louisiana's annual average employment growth rate was 1.3% during fiscal year 1999/2000 and is projected to be 1.6% for 2000/2001.

  Michigan Municipal Securities



  As used in this Statement of Additional Information, the term "Michigan Municipal Securities" refers to municipal securities, the income from which is exempt from both federal and Michigan personal income tax.


  Risk Factors Regarding Michigan Municipal Securities. The State of Michigan's economy is principally dependent on manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture, and historically has been highly cyclical.

  Total State wage and salary employment is estimated to have grown by 1.2% in 1999. The rate of unemployment is estimated to have been 3.6% in 1999, below the national average for the sixth consecutive year. Personal income grew at an estimated 4.5% annual rate in 1999.

  During the past five years, improvements in the Michigan economy have resulted in increased revenue collections which, together with restraints on the expenditure side of the budget, have resulted in State General Fund budget surpluses, most of which were transferred to the State's Counter-Cyclical Budget and Economic Stabilization Fund. The balance of that Fund as of September 30, 1999 is estimated to have been in excess of $1.1 billion.

  The Michigan Constitution limits the amount of total State revenues that can be raised from taxes and certain other sources. State revenues (excluding federal aid and revenues for payment of principal and interest on general obligation bonds) in any fiscal year are limited to a fixed percentage of State personal income in the prior calendar year or the average of the prior three calendar years, whichever is greater, and this fixed percentage equals the percentage of the 1978-79 fiscal year state government revenues to total calendar 1977 State personal income (which was 9.49%).

  The Michigan Constitution also provides that the proportion of State spending paid to all units of local government to total State spending may not be reduced below the proportion in effect in the 1978-79 fiscal year. The State originally determined that portion to be 41.6%. If such spending does not meet the required level in a given year, an additional appropriation for local government units is required by the following fiscal year; which means the year following the determinations of the shortfall, according to an opinion issued by the State's Attorney General. Spending for local units met this requirement for fiscal years 1986-87 through 1991-92. As the result of litigation, the State agreed to reclassify certain expenditures, beginning with fiscal year 1992-93, and has recalculated the required percentage of spending paid to local government units to be 48.97%.

  The Michigan Constitution limits State general obligation debt to (i) short term debt for State operating purposes, (ii) short and long term debt for the purpose of making loans to school districts, and (iii) long term debt for voter-approved purposes.

  The State has issued and has outstanding general obligation full faith and credit bonds for Water Resources, Environmental Protection Program, Recreation Program and School Loan purposes. As of September 30, 1999, the State had approximately $870 million of general obligation bonds outstanding.

  The State may issue notes or bonds without voter approval for the purposes of making loans to school districts. The proceeds of such notes or bonds are deposited in the School Bond Loan Fund maintained by the State Treasurer and used to make loans to school districts for payment of debt on qualified general obligation bonds issued by local school districts.

  The State is a party to various legal proceedings seeking damages or injunctive or other relief. In addition to routine litigation, certain of these proceedings could, if unfavorably resolved from the point of view of the State, substantially affect State programs or finances. These lawsuits involve programs generally in the areas of corrections, tax collection, commerce, and proceedings involving budgetary reductions to school districts and governmental units, and court funding.

  The State Constitution also limits the extent to which municipalities or political subdivisions may levy taxes upon real and personal property through a process that regulates assessments.

  On March 15, 1994, Michigan voters approved a property tax and school finance reform measure commonly known as Proposal A. Under Proposal A, as approved, effective May 1, 1994, the State sales and use tax increased from 4% to 6%, the State income tax decreased from 4.6% to 4.4% (since reduced to 4.3% in 2000 and 4.2% in 2001), the cigarette tax increased from $.25 to $.75 per pack and an additional tax of 16% of the wholesale price began to be imposed on certain other tobacco products. A .75% real estate transfer tax became effective January 1, 1995. Beginning in 1994, a state property tax of 6 mills began to be imposed on all real and personal property currently subject to the general property tax. All local school boards are authorized, with voter approval, to levy up to the lesser of 18 mills or the number of mills levied in 1993 for school operating purposes on nonhomestead property and nonqualified agricultural property. Proposal A contains additional provisions regarding the ability of local school districts to levy taxes, as well as a limit on assessment increases for each parcel of property, beginning in 1995. Such increases for each parcel of property are limited to the lesser of 5% or the rate of inflation. When property is subsequently sold, its assessed value will revert to the current assessment level of 50% of true cash value. Under Proposal A, much of the additional revenue generated by the new taxes will be dedicated to the State School Aid Fund.

  Proposal A and its implementing legislation shifted significant portions of the cost of local school operations from local school districts to the State and raised additional State revenues to fund these additional State expenses. These additional revenues will be included within the State's constitutional revenue limitations and may impact the State's ability to raise additional revenues in the future.

  A state economy during a recessionary cycle would also, as a separate matter, adversely affect the capacity of users of facilities constructed or acquired through the proceeds of private activity bonds or other "revenue" securities to make periodic payments for the use of those facilities.

  Ohio Municipal Securities



  As used in this Statement of Additional Information, the term "Ohio Municipal Securities" refers to municipal securities, the income from which is exempt from both federal and Ohio personal income tax.


  Risk Factors Regarding Investments in Ohio Municipal Securities. The economy of Ohio, while becoming increasingly diversified and increasingly reliant on the service sector, continues to rely in significant part on durable goods manufacturing, which is largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity in Ohio, as in many other industrial states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture also is an important segment of the Ohio economy, and the state has instituted several programs to provide financial assistance to farmers. Although revenue obligations of the state or its political subdivisions may be payable from a specific source or project, and general obligation debt may be payable from a specific tax, there can be no assurance that future economic difficulties and the resulting impact on state and local government finances will not adversely affect the market value of the Ohio Municipal Bonds in the Funds of the Trust or the ability of the respective obligors to make timely payment of interest and principal on such obligations.

  Since the Ohio Municipal Bond Fund and Ohio Municipal Money Market Fund invest primarily in Ohio Municipal Securities, the value of each Fund's Shares may be especially affected by factors pertaining to the economy of Ohio and other factors specifically affecting the ability of issuers of Ohio Municipal Securities to meet their obligations. As a result, the value of the Shares of the Ohio Municipal Bond Fund and the Ohio Municipal Money Market Fund may fluctuate more widely than the value of Shares of a portfolio investing in securities relating to a number of different states. The ability of Ohio state, county, or local governments to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to issuers of Ohio Municipal Securities may be affected from time to time by economic, political and demographic conditions within the state. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state, and local aid to issuers of Ohio Municipal Securities may also affect their ability to meet their obligations. Payments of principal and interest on limited obligation securities will depend on the economic condition of the facility or specific revenue source from which revenues the payments will be made, which in turn could be affected by economic, political, and demographic conditions in the state. Any reduction in the actual or perceived ability to meet obligations on the part of either an issuer of an Ohio Municipal Security or a provider of credit enhancement for such Ohio Municipal Security (including a reduction in the rating of its outstanding securities) would likely affect adversely the market value and marketability of that Ohio Municipal Security and could adversely affect the values of other Ohio Municipal Securities as well.


  West Virginia Municipal Securities


  As used in this Statement of Additional Information, the term "West Virginia Municipal Securities" refers to Municipal Securities, the income from which is exempt from both federal and West Virginia personal income tax.


  Risk Factors Regarding Investments in West Virginia Municipal
Securities. Being invested primarily in West Virginia Municipal Securities, the West Virginia Municipal Bond Fund is subject to the risks of West Virginia's economy and of the financial condition of its state and local governments and their agencies.


  West Virginia's economy is relatively stable. Coal mining, chemicals and manufacturing make up an important part of that economy. The coal industry, in particular, is under increased scrutiny which may affect the economic feasibility of conducting mining operations in the future. State and local governments continue to make concentrated efforts to encourage

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diversification of the State's economy with some success. However, unemployment for the State continues to exceed the national average.

  In recent years, the State and local government have had adequate financial resources. But, with little or no population growth, unemployment statewide remaining above the national average, the continuing decline in school enrollment, and an aging population, the government and school boards continue to struggle to produce sufficient revenues to fund operations to support public education.

New Financial Products

  New options and futures contracts and other financial products, and various combinations of options and futures contracts continue to be developed. These various products may be used to adjust the risk and return characteristics of each Fund's investments. These various products may increase or decrease exposure to security prices, interest rates, commodity prices, or other factors that affect security values, regardless of the issuer's credit risk. If market conditions do not perform consistently with expectations, the performance of each Fund would be less favorable than it would have been if these products were not used. In addition, losses may occur if counterparties involved in transactions do not perform as promised. These products may expose the Fund to potentially greater return as well as potentially greater risk of loss than more traditional fixed income investments.


PERCS*

  The Equity Funds may invest in Preferred Equity Redemption Cumulative Stock ("PERCS") which is a form of convertible preferred stock that actually has more of an equity component than it does fixed income characteristics. These instruments permit companies to raise capital via a surrogate for common equity. PERCS are preferred stock which convert to common stock after a specified period of time, usually three years, and are considered the equivalent of equity by the ratings agencies. Issuers pay holders a substantially higher dividend yield than that on the underlying common, and in exchange, the holder's appreciation is capped, usually at about 30 percent. PERCS are callable at any time. The PERC is mandatorily convertible into common stock, but is callable at any time at an initial call price that reflects a substantial premium to the stock's issue price. PERCS offer a higher dividend than that available on the common stock, but in exchange the investors agree to the company placing a cap on the potential price appreciation. The call price declines daily in an amount that reflects the incremental dividend that holders enjoy. PERCS are listed on an exchange where the common stock is listed.

  *PERCS is a registered trademark of Morgan Stanley, which does not sponsor and is in no way affiliated with One Group.

Preferred Stock

  Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights. As with all equity securities, the price of preferred stock fluctuates based on changes in a company's financial condition and on overall market and economic conditions.

Real Estate Investment Trusts ("REITS")

  Certain of the Funds may invest in equity interests or debt obligations issued by REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. A Fund will indirectly bear its proportionate share of expenses incurred by REITs in which a Fund invests in addition to the expenses incurred directly by a Fund.

  Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs,

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

while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the Act.

  REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

  Investment in REITs involves risks similar to those associated with investing in small capitalization companies. These risks include:

  .  limited financial resources;

  .  infrequent or limited trading;

  .  more abrupt or erratic price movements than larger company securities.

  In addition, small capitalization stocks, such as REITs, historically have been more volatile in price than the larger capitalization stocks included in the S&P Index.


Repurchase Agreements

  Under the terms of a repurchase agreement, a Fund would acquire securities from a seller, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest).

  If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement. Additionally, the Fund would suffer a loss to the extent that the disposition of such securities by the Fund were delayed pending court action or prevented by applicable law. Under the Federal Bankruptcy Code, repurchase agreements where the underlying securities are direct obligations of, or are fully guaranteed as to principal and interest by, the United States or any agency of the United States qualify for an exclusion from the automatic stay of creditors' rights. With respect to repurchase agreements where the underlying securities are government securities, the Funds would be entitled, as against a claim by a trustee in bankruptcy to retain the underlying government securities. However, the Funds also invest in repurchase agreements where the underlying securities are equity securities or non-governmental securities. These repurchase agreements do not qualify for preferential treatment under the bankruptcy code and are subject to additional risks. Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered by the SEC to be loans by a Fund under the 1940 Act.


  Repurchase Agreement Counterparties. For Funds other than the International Funds, repurchase counterparties include Federal Reserve member banks with assets in excess of $1 billion and registered broker dealers which Banc One Investment Advisors deems creditworthy under guidelines approved by the Board of Trustees. In the case of the International Funds, repurchase counterparties include banks or foreign banks with total assets in excess of $1 billion or broker-dealers which may or may not be registered, which Banc One Investment Advisors deems creditworthy under guidelines approved by the Board of Trustees.


Reverse Repurchase Agreements

  Funds may borrow money for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. A Fund would enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund entered into a reverse repurchase agreement, it would place in a segregated custodial account assets, such as cash or liquid securities consistent with the Fund's investment restrictions and having a value equal to the repurchase price (including accrued interest), and would subsequently monitor the account to ensure that such equivalent value was maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered by the SEC to be borrowings by a Fund under the 1940 Act. The Institutional Prime Money Market Fund, the Government Money Market Fund, and the Treasury Only Money Market Fund are not permitted to borrow money for temporary purposes by entering into reverse repurchase agreements.

Restricted Securities

  Some of the Funds may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933 and other restricted securities. Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) commercial paper is normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Funds believe that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend, therefore, to treat restricted securities that meet the liquidity criteria established by the Board of Trustees, including Section 4(2) commercial paper and Rule 144A Securities, as determined by Banc One Investment Advisors, as liquid and not subject to the investment limitation applicable to illiquid securities.

  The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a SEC Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 ("RULE 144A"). Rule 144A is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. Rule 144A provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. Rule 144A was expected to further enhance the liquidity of the secondary market for securities eligible for resale. The Funds believe that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees have directed Banc One Investment Advisors to consider the following criteria in determining the liquidity of certain restricted securities:

  .  the frequency of trades and quotes for the security;

  . the number of dealers willing to purchase or sell the security and the number of other potential buyers;

  .  dealer undertakings to make a market in the security; and

  .  the nature of the security and the nature of the marketplace trades.

  Certain Section 4(2) commercial paper programs cannot rely on Rule 144A because, among other things, they were established before the adoption of the rule. However, the Trustees may determine for purposes of the Trust's liquidity requirements that an issue of 4(2) commercial paper is liquid if the following conditions, which are set forth in a 1994 SEC no-action letter, are met:

  . The 4(2) paper must not be traded flat or in default as to principal or interest;

  . The 4(2) paper must be rated in one of the two highest rating categories by a least two NRSROs, or if only one NRSRO rates the security, by that NRSRO, or if unrated, is determined by Banc One Investment Advisors to be of equivalent quality; and

  . Banc One Investment Advisors must consider the trading market for the specific security, taking into account all relevant factors, including but not limited, to whether the paper is the subject of a commercial paper program that is administered by an issuing and paying agent bank and for which there exists a dealer willing to make a market in that paper, or is administered by a direct issuer pursuant to a direct placement program; and

  . Banc One Investment Advisors shall monitor the liquidity of the 4(2) commercial paper purchased and shall report to the Board of Trustees promptly if any such securities are no longer determined to be liquid if such determination causes a Fund to hold more than 15% (10% for Money Market Funds and Institutional Money Market Funds) of its net assets in illiquid securities in order for the Board of Trustees to consider what action, if any, should be taken on behalf of One Group Mutual Funds, unless Banc One Investment Advisors is able to dispose of illiquid assets in an orderly manner in an amount that reduces the Fund's holdings of illiquid assets to less than 15% (10% for Money Market Funds and Institutional Money Market Funds) of its net assets; and

  . Banc One Investment Advisors shall report to the Board of Trustees on the appropriateness of the purchase and retention of liquid restricted securities under these Guidelines no less frequently that quarterly.

Securities Lending

  To generate additional income, each of the Funds, except the U.S. Treasury Securities Money Market Fund, the Municipal Money Market Fund, the Ohio Municipal Money Market Fund, the Michigan Money Market Fund, the Municipal Bond Funds, the U.S. Government Securities Money Market Fund, and the Funds of Funds, may lend up to 33 1/3% of such Fund's total assets pursuant to agreements requiring that the loan be continuously secured by cash, securities of the U.S. Government or its agencies, shares of an investment trust or mutual fund, letters of credit or any combination of cash, such securities, shares, or letters of credit as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds receive payments from the Borrowers equivalent to the dividends and interest which would have been earned on the securities lent while simultaneously seeking to earn interest on the investment of cash collateral in U.S. government securities, shares of an investment trust or mutual fund, or commercial paper, repurchase agreements, variable and floating rate instruments, restricted securities, asset-backed securities, and the other types of investments permitted by the applicable Fund's prospectus. Collateral is marked to market daily to provide a level of collateral at least equal to the market value plus accrued interest of the securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by Banc One Investment Advisors to be of good standing under guidelines established by the Trust's Board of Trustees and when, in the judgment of Banc One Investment Advisors, the consideration which can be earned currently from such securities loans justifies the attendant risk. Loans are subject to termination by the Funds or the borrower at any time, and are therefore, not considered to be illiquid investments.


Short-Term Funding Agreements

  To enhance yield, some Funds may make limited investments in short-term funding agreements issued by banks and highly rated U.S. insurance companies. Short-term funding agreements issued by insurance companies are sometimes referred to as Guaranteed Investment Contracts ("GICs"), while those issued by banks are referred to as Bank Investment Contracts ("BICs"). Pursuant to such agreements, the Funds make cash contributions to a deposit account at a bank or insurance company. The bank or insurance company then credits to the Funds on a monthly basis guaranteed interest at either a fixed, variable or floating rate. These contracts are general obligations of the issuing bank or insurance company (although they may be the obligations of an insurance company separate account) and are paid from the general assets of the issuing entity.

  The Funds will purchase short-term funding agreements only from banks and insurance companies which, at the time of purchase, are rated in one of the three highest rating categories and have assets of $1 billion or more. Generally, there is no active secondary market in short-term funding agreements. Therefore, short-term funding agreements may be considered by the Funds to be illiquid investments. To the extent that a short-term funding agreement is determined to be illiquid, such agreements will be acquired by the Funds only if, at the time of purchase, no more than 15% of the Fund's net assets (10% of a Money Market Fund's or Institutional Money Market Fund's net assets) will be invested in short-term funding agreements and other illiquid securities.

Structured Instruments

  Structured instruments are debt securities issued by agencies of the U.S. Government (such as Ginnie Mae, Fannie Mae, and Freddie Mac), banks, corporations, and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices. Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms are available and may be used in particular circumstances. Structured instruments are commonly considered to be derivatives.

  The terms of such structured instruments provide that their principal and/or interest payments are adjusted upwards or downwards to reflect changes in the reference index while the structured instruments are outstanding. In addition, the reference index may be used in determining when the principal is redeemed. As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the reference index and the effect of changes in the reference index on principal and/or interest payment.

  While structured instruments may offer the potential for a favorable rate of return from time to time, they also entail certain risks. Structured instruments may be less liquid than other debt securities, and the price of structured instruments may be more volatile. If the value of the reference index changes in a manner other than that expected by Banc One Investment Advisors, principal and/or interest payments on the structured instrument may be substantially less than expected. In addition, although structured instruments may be sold in the form of a corporate debt obligation, they may not have some of the protection against counterparty default that may be available with respect to publicly traded debt securities (i.e., the existence of a trust indenture). In that respect, the risks of default associated with structured instruments may be similar to those associated with swap contracts. See "Swaps, Caps and Floors."

  The Funds will invest only in structured securities that are consistent with each Fund's investment objective, policies and restrictions and Banc One Investment Advisors' outlook on market conditions. In some cases, depending on the terms of the reference index, a structured instrument may provide that the principal and/or interest payments may be adjusted below zero; however, the Funds will not invest in structured instruments if the terms of the structured instrument provide that the Funds may be obligated to pay more than their initial investment in the structured instrument, or to repay any interest or principal that has already been collected or paid back.

  Structured instruments that are registered under the federal securities laws may be treated as liquid. In addition, many structured instruments may not be registered under the federal securities laws. In that event, a Fund's ability to resell such a structured instrument may be more limited than its ability to resell other Fund securities. The Funds will treat such instruments as illiquid, and will limit their investments in such instruments to no more than 15% (10% with respect to a Money Market Fund and Institutional Money Market Funds) of each Fund's net assets, when combined with all other illiquid investments of each Fund.

Swaps, Caps and Floors

  Certain of the Funds may enter into swaps, caps, and floors (collectively, "Swap Contracts") on various securities (such as U.S. Government securities), securities indexes, interest rates, prepayment rates, foreign currencies or other financial instruments or indexes, in order to protect the value of the Fund from interest rate fluctuations and to hedge against fluctuations in the floating rate market in which the Fund's investments are traded. Some transactions may reduce each Fund's exposure to market fluctuations while others may tend to increase market exposure. The Funds may enter into these transactions to manage their exposure to changing interest rates or other market factors or for non-hedging purposes. Although different from options, futures, and options on futures, Swap Contracts are used by the Funds for similar purposes (i.e., risk management, hedging, and as a substitute for direct investments in underlying securities) and therefore, expose the Funds to generally the same risks and opportunities as those investments.

  Swap contracts typically involve an exchange of obligations by two sophisticated parties. For example, in an interest rate swap, the Fund may exchange with another party their respective rights to receive interest, such as an exchange of fixed rate payments for floating rate payments.

  Currency swaps involve the exchange of respective rights to make or receive payments in specified currencies. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages.

  Caps and floors are variations on swaps. The purchase of a cap entitles the purchaser to receive a principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. Caps and floors are similar in many respects to over-the-counter options transactions, and may involve investment risks that are similar to those associated with options transactions and options on futures contracts.

  Because swap contracts are individually negotiated, they remain the obligation of the respective counterparties, and there is a risk that a counterparty will be unable to meet its obligations under a particular swap contract. If a counterparty defaults on a swap contract with a Fund, the Fund may suffer a loss. To address this risk, each Fund will usually enter into interest rate swaps on a net basis, which means that the two payment streams (one from the Fund to the counterparty, one to the Fund from the counterparty) are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.

  Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal, except for the purposes of collateralization as discussed below. Accordingly, the risk of loss with respect to interest rate swaps entered into on a net basis would be limited to the net amount of the interest payments that the Fund is contractually obligated to make. If the other party to an interest rate swap defaults, the Fund's risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. In addition, the Fund may incur a market value adjustment on securities held upon the early termination of the swap. To protect against losses related to counterparty default, the Funds may enter into swaps that require transfers of collateral for changes in market value.

  In contrast, currency swaps and other types of swaps may involve the delivery of the entire principal value of one designated currency or financial instrument in exchange for the other designated currency or financial instrument. Therefore, the entire principal value of such swaps may be subject to the risk that the other party will default on its contractual delivery obligations.

  In addition, because swap contracts are individually negotiated and ordinarily non-transferable, there also may be circumstances in which it would be impossible for a Fund to close out its obligations under the swap contract prior to its maturity. Under such circumstances, the Fund might be able to negotiate another swap contract with a different counterparty to offset the risk associated with the first swap contract. Unless the Fund is able to negotiate such an offsetting swap contract, however, the Fund could be subject to continued adverse developments, even after Banc One Investment Advisors or the Sub-Advisor has determined that it would be prudent to close out or offset the first swap contract.


  The Funds (other than the High Yield Bond Fund) will not enter into any mortgage swap, interest rate swap, cap or floor transaction unless the unsecured commercial paper, senior debt, or the claims paying ability of the other party thereto is rated in one of the top two rating categories by at least one NRSRO, or if unrated, determined by Banc One Investment Advisors to be of comparable quality.

  The use of swaps involves investment techniques and risks different from and potentially greater than those associated with ordinary Fund securities transactions. If Banc One Investment Advisors is incorrect in its expectations of market values, interest rates, or currency exchange rates, the investment performance of the Funds would be less favorable than it would have been if this investment technique were not used. In addition, in certain circumstances entry into a swap contract that substantially eliminates risk of loss and the opportunity for gain in an "appreciated financial position" will accelerate gain to the Funds.

  The Staff of the SEC is presently considering its position with respect to swaps, caps and floors as senior securities. Pending a determination by the Staff, the Funds will either treat swaps, caps and floors as being subject to their senior securities restrictions or will refrain from engaging in swaps, caps and floors. Once the Staff has expressed a position with respect to swaps, caps and floors, the Funds intend to engage in swaps, caps and floors, if at all, in a manner consistent with such position. To the extent the net amount of an interest rate or mortgage swap is held in a segregated account, consisting of cash or liquid, high grade debt securities, the Funds and Banc One Investment Advisors believe that swaps do not constitute senior securities under the Investment Company Act of 1940 and, accordingly, will not treat them as being subject to each Fund's borrowing restrictions. The net amount of the excess, if any, of each Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' Custodian. Each of the Bond Funds generally will limit their investments in swaps, caps and floors to 25% of its total assets.

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

Treasury Receipts

  Certain of the Funds may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs"), and Certificates of Accrual on Treasury Securities ("CATS").


U.S. Treasury Obligations

  The Funds may invest in bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES"). The Funds may also invest in Inflation Indexed Treasury Obligations.

Variable and Floating Rate Instruments

  Certain obligations purchased by some of the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes.

  VARIABLE AMOUNT MASTER DEMAND NOTES are demand notes that permit the indebtedness to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, brokerage, investment banking and other business concerns) must satisfy the same criteria as set forth above for commercial paper. Banc One Advisers or the Sub-Advisor will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

  Some of the Funds subject to their investment objective policies and restrictions, may acquire VARIABLE AND FLOATING RATE INSTRUMENTS. A variable rate instrument is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. Some of the Funds may purchase EXTENDABLE COMMERCIAL NOTES. Extendable commercial notes are variable rate notes which normally mature within a short period of time (e.g., 1 month) but which may be extended by the issuer for a maximum maturity of thirteen months.

  A floating rate instrument is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Floating rate instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by a Fund will be determined by Banc One Investment Advisors under guidelines established by the Trust's Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, Banc One Investment Advisors or the Sub-Advisor will consider the earning power, cash flow and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. There may be no active secondary market with respect to a particular variable or floating rate instrument purchased by a Fund. The absence of such an active secondary market, could make it difficult for the Fund to dispose of the variable or floating rate instrument involved in the event the issuer of the instrument defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments may be secured by bank letters of credit or other assets. A Fund will purchase a variable or floating rate instrument to facilitate portfolio liquidity or to permit investment of the Fund's assets at a favorable rate of return.

  With respect to the Money Market Funds and the Institutional Money Market Funds, variable or floating rate instruments with stated maturities of more than 397 days may, under the Securities and Exchange Commission's amortized cost rule, Rule 2a-7 under the 1940 Act, be deemed to have shorter maturities as follows:

    (1) Adjustable Rate Government Securities. A Government Security which is a Variable Rate Security where the variable rate of interest is readjusted no less frequently than every 762 days shall be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A Government Security which is a Floating Rate Security shall be deemed to have a remaining maturity of one day.

    (2) Short-Term Variable Rate Securities. A Variable Rate Security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

    (3) Long-Term Variable Rate Securities. A Variable Rate Security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a Demand Feature shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

    (4) Short-Term Floating Rate Securities. A Floating Rate Security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have a maturity of one day.

    (5) Long-Term Floating Rate Securities. A Floating Rate Security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a demand feature, shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

  As used above, a note is "subject to a demand feature" where the Fund is entitled to receive the principal amount of the note either at any time on no more than thirty days' notice or at specified intervals not exceeding 397 calendar days and upon no more than 30 days notice.

  Limitations on the Use of Variable and Floating Rate Notes. Variable and floating rate instruments for which no readily available market exists will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceeds 10% (with respect to the Money Market Funds and Institutional Money Market Funds) or 15% (with respect to all Funds, other than the Money Market Funds and Institutional Money Market Funds, which can purchase such notes) of the Fund's net assets only if such instruments are subject to a demand feature that will permit the Fund to demand payment of the principal within seven days after demand by the Fund. There is no limit on the extent to which a Fund may purchase demand instruments that are not illiquid. If not rated, such instruments must be found by Banc One Investment Advisors or the Sub-Advisor, under guidelines established by the Trust's Board of Trustees, to be of comparable quality to instruments that are rated high quality. A rating may be relied upon only if it is provided by a nationally recognized statistical rating organization that is not affiliated with the issuer or guarantor of the instruments.


Warrants

  Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely. In some situations, it may be advantageous for a Fund to exercise a warrant to preserve the value of the investment. If a warrant is exercised, a Fund may hold common stock in its portfolio even if it does not invest in common stock.



When-Issued Securities and Forward Commitments

  Some Funds may purchase securities on a "when-issued" and forward commitment basis. When a Fund agrees to purchase securities on this basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. The Funds may purchase securities on a when-issued basis when deemed by Banc One Investment Advisors to present attractive investment opportunities. When-issued securities are purchased for delivery beyond the normal settlement date at a stated price and yield, thereby involving the risk that the yield obtained will be less than that available in the market at delivery. The Funds generally will not pay for such securities or earn interest on them until received. Although the purchase of securities on a when-issued basis is not considered to be leveraging, it has the effect of leveraging. When Banc One Investment Advisors purchases a when-issued security, the Custodian will set aside cash or liquid securities to satisfy the purchase commitment. In such a case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. The Fund's net assets may fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, when a Fund engages in "when-issued" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing the opportunity to obtain a price considered to be advantageous.

  In a forward commitment transaction, the Funds contract to purchase securities for a fixed price at a future date beyond customary settlement time. The Funds are required to hold and maintain in a segregated account until the settlement date, cash, U.S. government securities or liquid high-grade debt obligations in an amount sufficient to meet the purchase price. Alternatively, the Funds may enter into offsetting contracts for the forward sale of other securities that they own. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

  Limitations on the Use of When Issued Securities and Forward Commitments. No Fund intends to purchase "when-issued" securities for speculative purposes but only for the purpose of acquiring portfolio securities. Because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of Banc One Investment Advisors to manage the Fund might be affected in the event its commitments to purchase when-issued securities ever exceeded 40% of the value of its assets. Commitments to purchase when-issued securities will not, under normal market conditions, exceed 25% of a Fund's total assets, and a commitment will not exceed 90 days. A Fund may dispose of a when-issued security or forward commitment prior to settlement if Banc One Investment Advisors or the Sub-Advisor deems it appropriate to do so.


Investment Restrictions

  The following investment restrictions are FUNDAMENTAL and may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund. See "ADDITIONAL INFORMATION--Miscellaneous" in this Statement of Additional Information. Additional investment restrictions may be found in the prospectuses.


FUNDAMENTAL POLICIES

  Each of the Equity Funds (other than the Health Sciences Fund and the Technology Fund) may not:


    1. Purchase securities of any issuer if such purchase would not be consistent with the maintenance of the Fund's status as a diversified company under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.


  Each of the Equity Funds (other than the Health Sciences Fund) may not:


    1. Purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities; and
  (ii) with respect to the Technology Fund, this limitation does not apply to an industry or group of industries in the technology sector. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

    2. Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) engage in securities lending as described in the Prospectus and the Statement of Additional Information; and (iv) make loans to the extent permitted by an order issued by the U.S. Securities and Exchange Commission.


  The Health Sciences Fund may not:

    1. Purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries, provided that: (i) this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities; and (ii) this limitation does not apply to an industry or group of industries in the health sciences sector. Companies in an industry or group of industries in the health sciences sector include companies engaged in the research, development, production, or distribution of products and services related to biotechnology, health care or medicine. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

    2. Make loans, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) engage in securities lending; and
  (iv) make loans to the extent permitted by an exemptive order issued by the Securities and Exchange Commission.

    3 (i) Borrow money except to the extent permitted under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or as permitted by order or interpretation of the U.S. Securities and Exchange Commission. The Health Sciences Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

    Under normal conditions, the Health Sciences Fund will invest at least 25% of its total assets in one or more industries in the health sciences sector.

  Each of the Bond Funds may not:



    1. Purchase securities of any issuer if such purchase would not be consistent with the maintenance of the Fund's status as a diversified company under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.


    2. Purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in: (i) with respect to the Mortgage-Backed Securities Fund, mortgage-backed securities; or (ii) with respect to the all of the Bond Funds, the obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

    3. Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) engage in securities lending as described in the Prospectus and the Statement of Additional Information; and (iv) make loans to the extent permitted by an order issued by the U.S. Securities and Exchange Commission.


  Each of the Fund of Funds may not:



    1. Purchase securities of any issuer if such purchase would not be consistent with the maintenance of the Fund's status as a diversified company under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

    2. Purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except for investments in One Group funds, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

    3. Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) engage in securities lending as described in the Prospectus and the Statement of Additional Information; and (iv) make loans to the extent permitted by an order issued by the U.S. Securities and Exchange Commission.


  Each of the Money Market Funds and the Institutional Money Market Funds may not:




    1. Purchase the securities of any issuer, if as a result, the Fund would not comply with any applicable diversification requirements for a money market fund under the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.


  Each of the Money Market Funds and the Institutional Prime Money Market Fund may not:


    1. Purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. With respect to the Prime Money Market Fund and the Institutional Prime Money Market Fund, (i) this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, domestic bank certificates of deposit or bankers' acceptances and repurchase agreements involving such securities; (ii) this limitation does not apply to securities issued by companies in the financial services industry; (iii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (iv) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry.) With respect to the Prime Money Market Fund, the Institutional Prime Money Market Fund, the Ohio Municipal Money Market Fund, the Michigan Municipal Money Market Fund, and the Municipal Money Market Fund, this limitation shall not apply to Municipal Securities or governmental guarantees of Municipal Securities; and further provided, that for the purposes of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be Ohio Municipal Securities for purposes of the Ohio Municipal Money Market Fund, nor Municipal Securities for purposes of the Prime Money Market Fund, the Institutional Prime Money Market Fund and the Municipal Money Market Fund.


    2. Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) engage in securities lending as described in the Prospectus and the Statement of Additional Information; and (iv) make loans to the extent permitted by an order issued by the U.S. Securities and Exchange Commission.


  The following policy applies to the Michigan Municipal Money Market Fund, the Municipal Money Market Fund, and the Ohio Municipal Money Market Fund.


    Under normal market circumstances, at least 80% of the assets of the Municipal Money Market Fund, the Ohio Municipal Money Market Fund, and the Michigan Municipal Money Market Fund will be invested in Municipal Securities.


  The Treasury Only Money Market Fund may not:

    1. Purchase securities other than U.S. Treasury bills, notes and other U.S. obligations issued or guaranteed by the U.S. Treasury.

    2. Invest in any securities subject to repurchase agreements.

  The U.S. Treasury Securities Money Market Fund may not:

    1. Purchase securities other than U.S. Treasury bills, notes and other U.S. obligations issued or guaranteed by the U.S. Treasury, and repurchase agreements collateralized by such obligations.

  The Government Money Market Fund may not:

    1. Purchase securities other than those issued or guaranteed by the U.S. government or its agencies or instrumentalities, some of which may be subject to repurchase agreements.


  With respect to the Municipal Bond Funds:

  The Tax-Free Bond Fund, the Short-Term Municipal Bond Fund, the
  Intermediate Tax-Free Bond Fund and the Municipal Income Fund may not:



    1. Purchase securities of any issuer if such purchase would not be consistent with the maintenance of the Fund's status as a diversified company under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.


    2. Purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to Municipal Securities or governmental guarantees of Municipal Securities, and with respect to the Municipal Income Fund, housing authority obligations. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

  The following policy applies to the Short-Term Municipal Bond Fund, the Intermediate Tax-Free Bond Fund, the Tax-Free Bond Fund and the Municipal Income Fund.


    Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal bonds, the income from which is exempt from federal income tax. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.


  The following policy applies to the Municipal Income Fund and the Intermediate Tax-Free Bond Fund:


    Under normal market circumstances, at least 80% of the assets of the Municipal Income Fund and the Intermediate Tax-Free Fund will be invested in Municipal Securities.


  The Arizona Municipal Bond Fund, the West Virginia Municipal Bond, the Louisiana Municipal Bond Fund, the Ohio Municipal Bond Fund, the Kentucky Municipal Bond Fund, and the Michigan Municipal Bond Fund may not:



    1. Purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (i) this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities; and
  (ii) this limitation does not apply to Municipal Securities or Ohio Municipal Securities, Kentucky Municipal Securities, Arizona Municipal Securities, West Virginia Municipal Securities, Louisiana Municipal Securities, and Michigan Municipal Securities. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents. In addition, with respect to the Arizona Municipal Bond Fund and the West Virginia Municipal Bond Fund, for purposes of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental issued shall not be deemed to be Municipal Securities or Arizona Municipal Securities (for the Arizona Municipal Bond Fund) or West Virginia Securities (for the West Virginia Municipal Bond Fund).

  The following policy applies to the Arizona Municipal Bond Fund:


    Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and Arizona personal income tax. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.


  The following policy applies to the Kentucky Municipal Bond Fund:


    Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and Kentucky personal income tax. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.


  The following policy applies to the Louisiana Municipal Bond Fund:


    Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and Louisiana personal income tax. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.


  The following policy applies to the Michigan Municipal Bond Fund:


    Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and Michigan personal income tax. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.


  The following policy applies to the Ohio Municipal Bond Fund:


    Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and Ohio personal income tax. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.


  The following policy applies to the West Virginia Municipal Bond Fund:


    Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and West Virginia personal income tax. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.


  None of the Municipal Bond Funds may:

    1. Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) engage in securities lending as described in this Prospectus and in the Statement of Additional Information and (iv) make loans to the extent permitted by an order issued by the U.S. Securities and Exchange Commission.


  None of the Funds may:

    1. Purchase securities on margin or sell securities short except, in the case of the Municipal Bond Funds, for use of short-term credit necessary for clearance of purchases of portfolio securities.

    2. Underwrite the securities of other issuers except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities."

    3. Purchase or sell commodities or commodity contracts (including futures contracts), except that for bona fide hedging and other permissible purposes: (i) the Equity, Bond and International Funds may purchase or sell financial futures contracts and (except for the Treasury & Agency Fund) may purchase call or put options on financial futures contracts, and (ii) the International Equity Index Fund and Diversified International Fund may purchase or sell foreign currency futures contracts and foreign currency forward contracts, and may purchase put or call options on foreign currency futures contracts and on foreign currencies on appropriate U.S. exchanges, and may purchase or sell foreign currency on a spot basis.

    4. Except for the Treasury & Agency Fund, purchase participation or other direct interests in oil, gas or mineral exploration or development programs (although investments by all Funds other than the U.S. Treasury Securities Money Market, Treasury Only Money Market and Government Money Market Fund in marketable securities of companies engaged in such activities are not hereby precluded).

    5. Invest in any issuer for purposes of exercising control or management.

    6. Purchase securities of other investment companies except as permitted by the 1940 Act and rules, regulations and applicable exemptive relief thereunder.

    7. Purchase or sell real estate (however, each Fund except the Money Market Funds may, to the extent appropriate to its investment objective, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein).



  Each Fund (other than the Health Sciences Fund) may:


    1. Borrow money to the extent permitted under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or as permitted by order or interpretation of the U.S. Securities and Exchange Commission. A Fund will not purchase securities while its borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.




  The U.S. Treasury Securities Money Market Fund and the Government Money Market Fund may not:


    1. Buy state, municipal, or private activity bonds.

NON-FUNDAMENTAL POLICIES

  The following investment restrictions are NON-FUNDAMENTAL except as noted otherwise and therefore can be changed by the Board of Trustees without prior shareholder approval.

  The following policy applies to the Money Market Funds and the Institutional Money Market Funds:


    For purposes of the Fund's diversification policy, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.


  The following policy applies to the Equity Index Fund:


    The Fund may not invest more than 10% of its total assets in securities issued or guaranteed by the United States, its agencies or instrumentalities. Repurchase agreements held in margin deposits and segregated accounts for futures contracts are not considered issued or guaranteed by the United States, its agencies or instrumentalities for purposes of the 10% limitation.

  The Technology Fund, the Arizona Municipal Bond Fund, the Kentucky Municipal Bond Fund, the Louisiana Municipal Bond Fund, the Michigan Municipal Bond Fund, the Ohio Municipal Bond Fund, and the West Virginia Municipal Bond Fund will not:


    1. Purchase the securities of an issuer if as a result more than 5% of its total assets would be invested in the securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer. This does not include securities issued or guaranteed by the United States, its agencies or instrumentalities, securities of other investment companies, and repurchase agreements involving these securities. This restriction applies with respect to 50% of the Fund's total assets. For purposes of these limitations, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.


  No Fund may:

    1. Invest in illiquid securities in an amount exceeding, in the aggregate 15% of the Fund's net assets (10% of net assets for a Fund that is a Money Market Fund or an Institutional Money Market Fund). An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. (This restriction is fundamental with respect to the Ohio Municipal Money Market Fund.)

  The foregoing percentages apply at the time of purchase of a security. Banc One Investment Advisors or the Sub-Advisor shall report to the Board of Trustees promptly if any of a Fund's investments are no longer determined to be liquid or if the market value of Fund assets has changed if such determination or change causes a Fund to hold more than 15% (10% in the case of a Fund that is a Money Market Fund or an Institutional Money Market Fund) of its net assets in illiquid securities in order for the Board of Trustees to consider what action, if any, should be taken on behalf of the Trust, unless Banc One Investment Advisors or the applicable Sub-Advisor is able to dispose of illiquid assets without loss in an orderly manner in an amount that reduces the Fund's holdings of illiquid assets to less than 15% (or 10% in the case of a Fund that is a Money Market Fund) of its net assets.


  No Fund may:


    1. Acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act, other than the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Growth Fund, and the Investor Balanced Fund.


  Additionally, although not a matter controlled by their fundamental investment restrictions, so long as their shares are registered under the securities laws of the State of Texas, the Prime Money Market Fund and the Ohio Municipal Money Market Fund will: (i) limit their investments in other investment companies to no more than 10% of each Fund's total assets; (ii) invest only in other investment companies with substantially similar investment objectives; and (iii) invest only in other investment companies with charges and fees substantially similar to those set forth in paragraph
(3) and (4) of Section 123.3 of the Texas State Statute, not to exceed .25% in 12b-1 and no other commission or other remuneration is paid or given directly or indirectly for soliciting any security holder in Texas.

  The Intermediate Tax-Free Bond Fund will not invest more than 25% of its assets in municipal securities that are related in such a way that a political, economic or business development affecting one security will also affect other municipal securities.


  The Health Sciences Fund may not purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities, and repurchase agreements involving such securities) if as a result more than 25% of the total assets of the Fund would be invested in the securities of such issuer. This restriction applies to 50% of the Fund's assets. With respect to the remaining 50% of its total assets, the Health Sciences Fund may not purchase the securities of any issuer if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer. For purposes of these limitations, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.

Temporary Defensive Positions

  To respond to unusual market conditions, the Funds may invest their assets in cash or CASH EQUIVALENTS (see below) for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer term investments and may prevent the Funds from meeting their investment objectives. The percentage of assets that a Fund may invest in cash or cash equivalents is described in the applicable Fund's prospectus. Cash Equivalents are highly liquid, high quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. Government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds, and bank money market deposit accounts.

Portfolio Turnover

  The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. Thus, for regulatory purposes, the portfolio turnovers with respect to all of the Money Market Funds were zero for the period from the commencement of their respective operations to June 30, 2001 and are expected to remain zero.

  The portfolio turnover rates of the Funds for the fiscal years ended June 30, 2000 and 2001 were as follows:


                   ONE GROUP MUTUAL FUNDS PORTFOLIO TURNOVER


                                                                   Fiscal Year
                                                                      Ended
                                                                    June 30,
                                                                 ---------------
Fund                                                              2001    2000
----                                                              ----    ----
Equity Income...................................................          15.82%
Mid Cap Value...................................................         110.43%
Mid Cap Growth..................................................         181.78%
Equity Index....................................................           7.89%
Large Cap Value.................................................         131.95%
Balanced........................................................          57.08%
International Equity Index......................................          13.85%
Large Cap Growth................................................         123.21%
Short-Term Bond.................................................          25.93%
Intermediate Tax-Free Bond......................................          86.32%
Municipal Income................................................         100.61%
Ohio Municipal Bond.............................................          35.46%
Government Bond.................................................          25.30%
Ultra Short-Term Bond...........................................          32.68%
Kentucky Municipal Bond.........................................          21.82%
Arizona Municipal Bond..........................................          19.28%
W. Virginia Municipal Bond......................................          24.67%
Louisiana Municipal Bond........................................          17.27%
Diversified Equity..............................................          37.98%
Small Cap Growth................................................         163.03%
Investor Growth.................................................          28.66%
Investor Growth & Income........................................          21.50%
Investor Conservative Growth....................................          23.76%
Investor Balanced...............................................          20.99%
High Yield Bond.................................................          35.14%
Treasury & Agency...............................................          30.02%
Small Cap Value.................................................         146.46%
Diversified Mid Cap.............................................          70.01%
Diversified International.......................................          17.05%
Market Expansion Index..........................................          64.29%
Bond............................................................          16.19%
Income Bond.....................................................          25.10%
Intermediate Bond...............................................           6.08%
Short-Term Municipal Bond.......................................         113.70%
Tax-Free Bond...................................................          44.41%
Michigan Municipal Bond.........................................          33.34%
Technology......................................................             NA*
Mortgage-Backed Securities......................................             NA*
Health Sciences.................................................             NA*


* As of June 30, 2000, the Fund had not commenced operations.



  Some of the Funds listed above had portfolio turnover rates in excess of 100%. This means that these Funds sold and replaced over 100% of their investments. The high portfolio turnover rates for these Funds resulted from
                        . Higher portfolio turnover rates will likely result in higher transaction costs to the Funds and may result in additional tax consequences to Shareholders. To the extent portfolio turnover results in short- term capital gains, such gains will generally be taxed at ordinary income tax rates. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. Portfolio turnover will not be a limiting factor in making portfolio decisions.

                             TAX INFORMATION


Additional Tax Information Concerning all Funds

  Each Fund is treated as a separate entity for federal income tax purposes and is not combined with One Group's other funds. Each Fund intends to meet the requirements necessary to qualify each year as a "regulated investment company" under Subchapter M of the Code. If the Funds so qualify, they will pay no federal income tax on the earnings they distribute to shareholders and they will eliminate or reduce to a nominal amount the federal income taxes to which they may be subject.


  In order to qualify as a regulated investment company, each Fund must, among other things, (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities, or foreign currencies (to the extent such currency gains are directly related to a Fund's principal business of investing in stock or securities, or options or futures with respect to stock or securities) or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, and (2) diversify its holdings so that at the end of each quarter of its taxable year (i) at least 50% of the market value of the Fund's assets is represented by cash or cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies) or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses. These requirements may limit the range of the Fund's investments. If a Fund qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its income distributed to Shareholders, provided the Fund distributes during its taxable year at least 90% of the sum of (a) its taxable net investment income (very generally, dividends, interest, certain other income, and the excess, if any, of net short-term capital gain over net long-term loss), and (b) its net tax-exempt interest. Each Fund of the Trust intends to make sufficient distributions to Shareholders to qualify for this special tax treatment.

  If a Fund failed to qualify as a regulated investment company receiving special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to Shareholders as ordinary income. In addition, in order to requalify for taxation as a regulated investment company, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.

  Generally, regulated investment companies that do not distribute in each calendar year an amount at least equal to the sum of (i) 98% of their "ordinary income" (as defined) for the calendar year, (ii) 98% of their capital gain net income (as defined) for the one-year period ending on October 31 of such calendar year (or later if the company is permitted to elect and so elects), and (iii) any undistributed amounts from the previous year, are subject to a non-deductible excise tax equal to 4% of the underdistributed amounts. For purposes of the excise tax, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. A dividend paid to Shareholders in January generally is deemed to have been paid on December 31 of the preceding year, if the dividend was declared and payable to Shareholders of record on a date in October, November, or December of the preceding year. Each Fund of the Trust intends to make sufficient distributions to avoid liability for the excise tax.


  Shareholders of the Funds will generally be subject to federal income tax on distributions received from the Funds. Dividends that are attributable to a Fund's taxable net investment income and net short-term gains will be taxed to shareholders as ordinary income. Distributions of net capital gain (i.e., the excess, if any, of net long-term capital gains over net short-term capital losses) that are designated by a Fund as capital gain dividends will generally be taxable to a Shareholder receiving such distributions as long-term capital gain regardless of how long the Shareholder has held its shares. Distributions in excess of a Fund's current and accumulated "earnings and profits" will be treated by a Shareholder receiving such distributions as a return of capital to the extent of such Shareholder's basis in its Shares in the Fund, and thereafter as capital gain. A return of capital is not taxable, but reduces a Shareholder's basis in its shares. Shareholders not subject to tax on their income generally will not be required to pay tax on amounts distributed to them. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

  The sale, exchange or redemption of Fund shares by a Shareholder may give rise to a taxable gain or loss to that Shareholder. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the Shareholder has held the shares for more than 12 months (generally taxed at a 20% tax rate for non-corporate shareholders), and otherwise as short-term capital gain or loss. For taxable years beginning after December 31, 2000, the maximum capital gain tax rates for capital assets (including Fund shares) held by a non-corporate shareholder for more than five years will be 8% and 18% (rather than 10% and 20%). The 18% rate applies only to assets the holding period for which begins after December 31, 2000 (including by way of an election to mark the asset to the market, and to pay the tax on any gain thereon, as of January 2, 2001). The mark-to-market election may be disadvantageous from a federal tax perspective, and shareholders should consult their tax advisors before making such an election.

  If a Shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term to the extent of any long-term capital gain distributions received by the Shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other Fund shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.


  Certain investment and hedging activities of the Funds, including transactions in options, futures contracts, hedging transactions, forward contracts, straddles, swaps, short sales, foreign currencies, and foreign securities will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules). In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing and character of distributions to Shareholders and cause differences between a Fund's book income and taxable income. Income earned as a result of these transactions would, in general, not be eligible for the dividends-received deduction or for treatment as exempt-interest dividends when distributed to Shareholders including the Funds of Funds. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Fund.

  Certain securities purchased by the Funds (such as STRIPS, CUBES, TRs, TIGRs, and CATS), as defined in "Details About the Funds' Investment Practices and Policies" in the Funds' Prospectuses, are sold at original issue discount and thus do not make periodic cash interest payments. Similarly, zero-coupon bonds do not make periodic interest payments. A Fund will be required to include as part of its current income for tax purposes the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes substantially all of its net investment income to its Shareholders (including such imputed interest), the Fund may have to sell portfolio securities in order to generate the cash necessary for the required distributions. Such sales may occur at a time when Banc One Investment Advisors would not otherwise have chosen to sell such securities and may result in a taxable gain or loss.


  A Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or of gross proceeds from redemptions paid to any individual Shareholder who has provided to the Fund either an incorrect tax identification number or no number at all, or who is subject to withholding by the Internal Revenue Service for failure to report properly payments of interest or dividends. This withholding, known as backup withholding, is not an additional tax, and any amounts withheld may be credited against the Shareholder's ultimate federal tax liability.



  The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate will be (i) 30.5% for amounts paid after August 6, 2001 through the end of 2001, (ii) 30% for amounts paid during 2002 and 2003,
(iii) 29% for amounts paid during 2004 and 2005, and (iv) 28% for amounts paid during 2006 through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.


  The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations are generally effective for payments made after December 31, 2000. In some circumstances, the new rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisers with respect to the potential application of these new regulations.


  The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of a Fund of the Trust. Further tax information regarding the Tax-Advantaged Funds and the International Funds is included in following sections of this Statement of Additional Information. No attempt is made to present herein a complete explanation of the federal income tax treatment of each Fund or its Shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, prospective purchasers of Shares of a Fund are urged to consult their tax advisors with specific reference to their own tax situation, including the potential application of state, local and (if applicable) foreign taxes.

  The foregoing discussion and the discussion below regarding the Tax-Advantaged Funds, the International Funds and the Funds of Funds are based on tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive.


Additional Tax Information Concerning The Tax-Advantaged Funds



  A Fund will be qualified to pay exempt-interest dividends to its Shareholders only if, at the close of each quarter of the Fund's taxable year, at least 80% of the total value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax.


  The policy of each Tax-Advantaged Fund is to distribute each year as exempt-interest dividends substantially all the Fund's net exempt-interest income. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by a Tax-Advantaged Fund and designated as an exempt-interest dividend in a written notice mailed to Shareholders after the close of the Fund's taxable year, which does not exceed, in the aggregate, the net interest income from Municipal Securities and other securities the interest on which is exempt from the regular federal income tax received by the Fund during the taxable year. The percentage of the total dividends paid for any taxable year which qualifies as federal exempt-interest dividends will be the same for all Shareholders receiving dividends from a Tax-Advantaged Fund during such year, regardless of the period for which the Shares were held.

  Exempt-interest dividends may generally be treated by a Tax-Advantaged Fund's Shareholders as items of interest excludable from their gross income under Section 103(a) of the Code. However, each Shareholder of a Tax-Free Fund is advised to consult his or her tax advisor with respect to whether such Shareholder may be treated as a "Substantial User" or a "Related Person" to such user under Section 147(a) of the Code with respect to facilities financed through any of the tax- exempt obligations held by the Fund. "Substantial User" is defined under U.S. Treasury Regulations to include a non- exempt person who regularly uses a part of such facilities in his trade or business and (a)(i) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities or (ii) who occupies more than 5% of the usable area of the facility or (b) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired.


  "Related Persons" includes certain related natural persons, affiliated corporations, partners and partnerships.

  Dividends attributable to interest on certain private activity bonds issued after August 7, 1986 must be taken into account in determining alternative minimum taxable income for purposes of determining liability (if any) for the federal alternative minimum tax applicable to individuals and the federal alternative minimum tax applicable to corporations. In the case of corporations, all tax-exempt interest dividends will be taken into account in determining adjusted current earnings for the purpose of computing the federal alternative minimum tax imposed on corporations.

  Current federal law limits the types and volume of bonds qualifying for Federal income tax exemption of interest, which may have an effect on the ability of the Funds to purchase sufficient amounts of tax exempt securities to satisfy the Code's requirements for the payment of "exempt-interest" dividends.

  All or a portion of interest on indebtedness incurred or continued by a Shareholder to purchase or carry Fund shares may not be deductible by the Shareholder. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness multiplied by the percentage of the Fund's total distributions (not including distributions of net capital gain) paid to the Shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered to have been used for the purpose of purchasing or carrying particular assets, the purchase of Fund shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

  Each Tax-Advantaged Fund may at times purchase Municipal Securities (or other securities the interest on which is exempt from the regular federal income tax) at a discount from the price at which they were originally issued. For federal income tax purposes, some or all of the market discount will be included in the Fund's ordinary income and will be taxable to shareholders as such when it is distributed to them.

  Each Tax-Advantaged Fund may acquire rights regarding specified portfolio securities under puts. See "Futures and Options Trading." The policy of each Tax-Free Fund is to limit its acquisition of puts to those under which the Fund will be treated for federal income tax purposes as the owner of the Municipal Securities acquired subject to the put and the interest on the Municipal Securities will be tax-exempt to the Fund. Although the Internal Revenue Service has issued a published ruling that provides some guidance regarding the tax consequences of the purchase of puts, there is currently no guidance available from the Internal Revenue Service that definitively establishes the tax consequences of many of the types of puts that the Funds could acquire under the 1940 Act. Therefore, although a Tax-Advantaged Fund will only acquire a put after concluding that it will have the tax consequences described above, the Internal Revenue Service could reach a different conclusion from that of the Fund.

  Following is a brief discussion of treatment of exempt-interest dividends by certain states.

  Arizona Taxes. Shareholders of the Arizona Municipal Bond Fund will not be subject to Arizona income tax on exempt-interest dividends received from the Fund to the extent that such dividends are attributable to interest on tax-exempt obligations of the state of Arizona and its political subdivisions ("LOCAL OBLIGATIONS"). Interest from Local Obligations however, may be includable in Federal gross income.

  Kentucky Taxes. Fund shares are currently exempt from the Kentucky tax on intangible property. The Kentucky Supreme Court recently held that corporate shares are not subject to the Kentucky intangible property tax because of an exemption for shares of certain corporations with in-state activities which the Court held to violate the Commerce Clause of the U.S. Constitution. The Kentucky Revenue Cabinet has announced that, in light of the ruling, it will not, as a matter of policy, require that the Kentucky intangible property tax be paid on any portion of the value of shares of any mutual fund. Previously the Cabinet had required owners of shares of mutual funds to pay tax on the portion of their share value representing underlying fund assets not exempt from the tax. The Cabinet could change this policy in the future. The Kentucky General Assembly could re-enact the intangible tax on corporate shares and other similar securities without the exemption found objectionable by the Court. There is no assurance that the Fund shares will remain free from the Kentucky intangible property tax.

  Michigan Taxes. Distributions received from the Michigan Municipal Bond Fund are exempt from Michigan personal income tax to the extent they are derived from interest on tax-exempt securities, under the current position of the Michigan Department of Treasury. Such distributions, if received in connection with a shareholder's business activity, may, however, be subject to Michigan single business tax. For Michigan personal income tax and single business tax purposes, Fund distributions attributable to any source other than interest on tax-exempt securities will be fully taxable. Fund distributions may be subject to the uniform city income tax imposed by certain Michigan cities.

  West Virginia Taxes. Shareholders may reduce their West Virginia adjusted gross income ("AGI") for that portion of the interest or dividends they receive which represents interest or dividends of the Fund on obligations or securities of any authority, commission or instrumentality of West Virginia that is exempt from the West Virginia personal income tax by

Federal or West Virginia law. Shareholders may also reduce their West Virginia AGI for that portion of interest or dividends received from the Fund derived from obligations of the United States and from obligations or securities of some authorities, commissions or instrumentalities of the United States.

  However, shareholders cannot reduce their West Virginia AGI for any portion of interest or dividends received from the Fund derived from income on obligations of any state, or political subdivision thereof, other than West Virginia, regardless of any Federal law exemption, such as that accorded "exempt-interest dividends;" and they must increase their West Virginia AGI by the amount of such interest or dividend income. Also, a shareholder must increase his West Virginia AGI by interest on indebtedness incurred (directly or indirectly) to purchase or hold shares of the Fund to the extent such interest was deductible in determining Federal AGI. The sale, exchange, or redemption of Fund shares is subject to the West Virginia income tax to the extent the gain or loss therefrom affects the determination of the shareholder's Federal AGI.

  The foregoing is only a summary of some of the important tax considerations generally affecting purchasers of Shares of a Tax-Advantaged Fund. Additional tax information concerning all Funds of the Trust is contained in the immediately preceding section of this Statement of Additional Information. No attempt is made to present a complete explanation of the state income tax treatment of each Tax-Advantaged Fund or its Shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, prospective purchasers of Shares of a Tax-Advantaged Fund are urged to consult their tax advisors with specific reference to their own tax situation, including the potential application of state, local and foreign taxes.

Additional Tax Information Concerning The International Funds

  Transactions of the International Funds in foreign currencies, foreign currency denominated debt securities and certain foreign currency options, future contracts and forward contracts (and similar instruments) may result in ordinary income or loss to the Fund for federal income tax purposes which will be taxable to the Shareholders as such when it is distributed to them.

  Gains from foreign currencies (including foreign currency options, foreign currency futures and foreign currency forward contracts) may (under regulations to be issued) constitute qualifying income for purposes of the 90% test only to the extent that they are directly related to the trust's business of investing in stock or securities.


  Investment by the International Funds in certain "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on proceeds from the sale of its investment in such a company or other distributions from such a company, which tax cannot be eliminated by making distributions to Shareholders of the International Funds. If the International Funds elect to treat a passive foreign investment company as a "qualified electing fund," different rules would apply, although the International Funds do not expect to make such an election. Rather, the Funds intend to avoid such tax or other charge by making an election to mark gains (and to a limited extent, losses) from such investments to market annually.

  The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund's total return.

Foreign Tax Credit

  If more than 50% of an International Fund's total assets at year end consist of the debt and equity securities of foreign corporations, the Fund may elect to permit its Shareholders who are U.S. citizens to claim a foreign tax credit or deduction on their U.S. income tax returns for their pro rata share of foreign taxes paid by the Fund. In that case, Shareholders will be required to include in gross income their pro rata share of foreign taxes paid by the Fund. Each Shareholder may then claim a foreign tax credit or a tax deduction that would offset some or all of the increased tax liability. Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the Shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, the source of the income to an International Fund flows through to the Fund's Shareholders. In addition, no credit will be allowed for foreign taxes paid in respect of any dividend on stock paid or accrued after September 4, 1997 unless the stock was held (without protection from risk of loss) for at least 16 days during the 30-day period beginning 15 days before the ex-dividend date. For certain preferred stock the holding period is 46 days during the 90-day period beginning 45 days before the ex-dividend date. This means that (i) Shareholders not satisfying this holding period requirement may not claim foreign tax credits in respect of their shares, and (ii) the Fund may not "flow through" tax credits to Shareholders in respect of dividends on stock that the Fund has not held for the requisite period. If the Fund makes this election with respect to foreign tax credits it will notify Shareholders of their proportionate share of foreign taxes paid, the portion of the distribution that represents foreign source income, and any amount of such foreign taxes paid which are not creditable because the Fund did not meet the holding period requirement. Gains to the International Funds from the sale of securities generally will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. With limited exceptions, the foreign tax credit is allowed to offset only up to 90% of the federal alternative minimum tax imposed on corporations and individuals. Because of these limitations, Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by an International Fund.

  The foregoing is only a general description of the treatment of foreign source income or foreign taxes under the United States federal income tax laws. Because the availability of a credit or deduction depends on the particular circumstances of each Shareholder, Shareholders are advised to consult their own tax advisors.

Additional Tax Information Concerning The Funds of Funds

  A Fund of Funds will not be able to offset gains realized by one Fund in which such Fund of Funds invests against losses realized by another Fund in which such Fund of Funds invests. The use of a fund-of-funds structure could therefore affect the amount, timing and character of distributions to shareholders.

  Depending on a Fund of Fund's percentage ownership in an underlying Fund, both before and after a redemption, a redemption of shares of an underlying Fund by a Fund of Funds may cause the Fund of Funds to be treated as not receiving capital gain income on the amount by which the distribution exceeds the tax basis of the Fund of Funds in the shares of the underlying Fund, but instead to be treated as receiving a dividend taxable as ordinary income on the full amount of the distribution. This could cause shareholders of the Fund of Funds to recognize higher amounts of ordinary income than if the shareholders had held the shares of the underlying Funds directly.

  Although each Fund of Funds may itself be entitled to a deduction for foreign taxes paid by a Fund in which such Fund of Funds invests (see "Additional Tax Information Concerning the International Funds"), the Fund of Funds will not be able to pass any such credit or deduction through to its own shareholders.

  The foregoing is only a general description of the federal tax consequences of a fund-of-funds structure. Accordingly, prospective purchasers of Shares of a Fund of Funds are urged to consult their tax advisors with specific reference to their own tax situation, including the potential application of state, local and foreign taxes.

                                   VALUATION

Valuation of the Money Market Funds and Institutional Money Market Funds

  The Money Market Funds and Institutional Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the instrument. The value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

  Pursuant to Rule 2a-7, the Money Market Funds and Institutional Money Market Funds will maintain a dollar-weighted average portfolio maturity appropriate to their objective of maintaining a stable net asset value per Share; provided, that no Fund will purchase any security with a remaining maturity of more than 397 days (securities subject to repurchase agreements and certain variable or floating rate instruments may bear longer maturities) nor maintain a dollar-weighted, average portfolio maturity which exceeds 90 days. The Trust's Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and a Fund's investment objective, to stabilize the net asset value per

Share of the Money Market Funds and the Institutional Money Market Funds for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share of each Fund calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one half of one percent, the Rule requires that the Board promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from a Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity, withholding or reducing dividends, reducing the number of a Fund's outstanding Shares without monetary consideration, or utilizing a net asset value per Share determined by using available market quotations.

Valuation of the Equity Funds, the Bond Funds and the Municipal Bond Funds

  Except as noted below, investments of the Equity Funds, Bond Funds, and Municipal Bond Funds in securities the principal market for which is a securities exchange are valued at their market values based upon the latest available sales price or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded. Except as noted below, securities of the International Funds, the principal market for which is a securities exchange, are valued at the last available sale price, or in the case of U.K. securities, where depending on which principal market the security trades, the quoted value will be the last available sale price or the latest mid-market price. Additionally, securities which trade in Germany, but are not on the national electronic exchange, receive a Kassa price, which is a mid-day broker quote. Canadian securities which are traded both in Canada and the United States are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid and asked prices in the stock market in which the security was purchased. Securities traded in South America and Central America shall be valued at the last available sale price or absent such a price, by reference to the latest available bid and asked prices prior the close of trading during regular hours of the New York Stock Exchange.

  With regard to each of the above-mentioned Funds, securities the principal market for which is not a securities exchange are valued at the mean of their latest bid and ask quotations in such principal market. Securities and other assets for which quotations either (1) are not readily available or (2) are determined by Banc One Investment Advisors or the Sub-Advisor to not accurately reflect their value are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Trustees of the Trust. Short-term securities are valued at amortized cost, which approximates current value. Mutual fund investments of the Funds of Funds will be valued at the most recently calculated net asset value.


  The value of a foreign security is determined in its national currency as of the close of trading on its principal market, which value is then converted into its U.S. dollar equivalent using the mean of the latest foreign exchange bid and ask price at the time of the close of the London Stock Exchange. When an occurrence subsequent to the time a value of a foreign security was so established is likely to have changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Trustees of the Trust or their delegates.

  Securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished by a pricing service approved by the Board. Securities for which market quotations are not readily available and other assets will be valued at fair value using methods approved by the Board.

  Throughout this document "latest available sale price", "latest bid and ask", "last sale price" refer to regular trading hours of a particular stock market.

Security Valuation Specifics

  . Securities which are traded in the over-the-counter market or on a primary exchange shall be valued at the last available quoted sale price on said exchange for the current day. In lieu of current trade activity, the security will be valued at the mean of the latest quoted bid and ask prices.

  . Options, Futures Contracts, and Options on Futures shall be valued at the last available sale on the exchange on which they are primarily traded. In lieu of a current day last available sale, the valuation shall be the mean of the latest bid and ask prices.

  . U.S. Government Securities, Mortgage Pools, Collateralized Mortgage Obligations, Asset Backed Securities, Corporate Bonds, and Municipal and Foreign Fixed Income Securities shall be valued by an independent pricing vendor. A mean of the latest bid and ask quotations or the last quote available during normal trading hours in the case of a listed bond shall be used to evaluate the security. Fixed income securities with less than 61 days to maturity shall be valued at amortized cost.

  . Securities for which the primary market is a foreign exchange shall be valued at the last available quote during normal trading hours for the current day. Quotations of foreign securities shall be converted into the U.S. dollar equivalent using a spot currency value provided by an independent pricing vendor.

  . Securities for which readily available market quotations are not available or for which the pricing agent provides a valuation that in the judgment of the Trust's Pricing Committee does not represent a fair value, shall be valued in accordance with the Trust's "Securities Valuation Procedures."

  . Any security trade executed during "extended hours" trading (generally, any trades entered into after 4:00 p.m. EST), will be treated as occurring the next business day.

ADDITIONAL INFORMATION REGARDING THE CALCULATION OF PER SHARE NET ASSET VALUE

  The net asset value of each Fund is determined and its Class I, Class A, Class B, Class C, Class S, Service Class and Administrative Class Shares are priced as of the times specified in each Fund's Prospectus. The net asset value per share of each Fund's Class I, Class A, Class B, Class C, Class S, Service Class and Administrative Class Shares is calculated by determining the value of the respective Class's proportional interest in the securities and other assets of the Fund, less (i) such Class's proportional share of general liabilities and (ii) the liabilities allocable only to such Class, and dividing such amount by the number of Shares of the Class outstanding. The net asset value of a Fund's Class I, Class A, Class B, Class C, Class S, Service Class and Administrative Class Shares may differ from each other due to the expense of the Distribution and Shareholders Services Plan fee applicable to a Fund's Class A, Class B, Class C, Class S, Service Class and Administrative Class Shares.


                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

  All of the classes of Shares in each Fund are sold on a continuous basis by The One Group Services Company (the "DISTRIBUTOR"), and the Distributor has agreed to use appropriate efforts to solicit all purchase orders.


  Class I Shares in a Fund may be purchased, through procedures established by the Distributor, by institutional investors, including affiliates of Bank One Corporation and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity.


  Class A, Class B and Class C Shares may be purchased by any investor that does not meet the purchase eligibility criteria, described above, with respect to Class I Shares. In addition to purchasing Class A, Class B and Class C Shares directly from the Distributor, an investor may purchase Class A, Class B and Class C Shares through a financial institution, such as a bank, insurance company (each a "SHAREHOLDER SERVICING AGENT") that has established a Shareholder servicing agreement with the Distributor, or through a broker-dealer that has established a dealer agreement with the Distributor. Questions concerning the eligibility requirements for each class of the Trust's Shares may be directed to the Distributor at 1-800-480-4111.


  Class S and Administrative Class Shares are available only in the Institutional Money Market Funds. Such shares may be purchased by institutional investors, such as corporations, pension and profit sharing plans, and foundations; and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity (including affiliates of Bank One Corporation). Class S and Administrative Class Shares are designed for clients requiring additional services, such as reports and other information related to maintenance of shareholders accounts.

  Service Class Shares are available only in the Money Market Funds. This class of shares is available to broker-dealers, other financial intermediaries, banks and other depository institutions requiring special administrative and accounting services (e.g., sweep processing).


Exchanges

  The exchange privileges described in the Prospectuses may be exercised only in those states where the Shares of the Fund or such other Fund may be legally sold.



Redemptions

  The Trust may suspend the right of redemption or postpone the date of payment for Shares during any period when:

  (a) trading on the New York Stock Exchange (the "EXCHANGE") is broadly restricted by the appreciable rules and regulations of the Securities and Exchange Commission,

  (b) the Exchange is closed for other than customary weekend and holiday closing,

  (c)  the SEC has by order permitted such suspension, or

  (d)  the SEC has declared a market emergency.

                            MANAGEMENT OF THE TRUST

Trustees & Officers

  Overall responsibility for management of the Trust rests with the Board of Trustees of the Trust who were elected by the Shareholders of the Trust. The Trustees are responsible for making major decisions about each Fund's investment objectives and policies, but delegate the day-to-day administration of the Funds to the officers of the Trust. There are currently eight Trustees, all of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act. The Trustees of the Trust, their addresses, their ages, and principal occupations during the past five years are set forth below.


                                  Position Held       Principal Occupation
 Name and Address             Age with the Trust   During the Past Five Years
 ---------------------------- --- -------------- ------------------------------
 Peter C. Marshall             58    Trustee     Since March 2000, Senior Vice
 DCI Marketing, Inc.                             President, W.D. Hoard, Inc.
 2727 W. Good Hope Road                          (corporate parent of DCI
 Milwaukee, WI 53209                             Marketing, Inc.) from November
                                                 1993 to March 2000, President,
                                                 DCI Marketing, Inc.

 Charles I. Post               73    Trustee     Since July 1986, self employed
 7615 4th Avenue West                            as a consultant.
 Bradenton, FL 34209

 Frederick W. Ruebeck          62    Trustee     Since April 2000, advisor,
 10954 Windjammer North                          Jerome P. Green & Associates,
 Indianapolis, IN 46256                          LLP. From January 2000 to
                                                 April 2000, self-employed as a
                                                 consultant. From June 1988 to
                                                 December 1999, Director of
                                                 Investments, Eli Lilly and
                                                 Company.

 Robert A. Oden, Jr.           55    Trustee     Since 1995, President, Kenyon
 Office of the President                         College.
 Ransom Hall
 Kenyon College
 Gambier, OH 43022

 John F. Finn                  53    Trustee     Since 1975, President of
 President                                       Gardner, Inc. (wholesale
 Gardner, Inc.                                   distributor to the outdoor
 1150 Chesapeake Avenue                          power equipment industry).
 Columbus, OH 43212

 Marilyn McCoy                 53    Trustee     Since 1985, Vice President of
 Northwestern University                         Administration and Planning,
 Office of the Vice President                    Northwestern University.
 Administration Planning
 633 Clark St. Crown 2-112
 Evanston, IL 60208

 Julius L. Pallone             71    Trustee     Since 1994, President,
 J.L. Pallone Associates                         J.L.Pallone Associates.
 3000 Town Center
 Suite 732
 Southfield, MI 48075

 Donald L. Tuttle              67    Trustee     Since 1995, Vice President
 Association for Investment                      Association for Investment
 Management and Research                         Management and Research.
 PO Box 3668
 560 Ray C. Hunt Drive
 Charlottesville, VA 22903


  The Trustees of the Trust receive fees and expenses for each meeting of the Board of Trustees attended. No officer or employee of the Distributor currently acts as a Trustee of the Trust.

  The Compensation Table below sets forth the total compensation to the Trustees from the Trust for the Trust's fiscal year ended June 30, 2001.


                            COMPENSATION TABLE



                                                   Pension or        Estimated       Total
                               Aggregate       Retirement Benefits    Annual     Compensation
                              Compensation     Accrued as Part of  Benefits upon from the Fund
Name of Person, Position  from the Trust(1)(2)   Trust Expenses     Retirement    Complex(3)
------------------------  -------------------- ------------------- ------------- -------------
Peter C. Marshall, .....        $       (4)            $ 0               NA          $
   Chairman
Charles I. Post, .......        $                      $ 0               NA          $
   Trustee
Frederick W. Ruebeck, ..        $       (5)            $ 0               NA          $
   Trustee
Robert A. Oden, Jr., ...        $       (6)            $ 0               NA          $
   Trustee
John F. Finn, ..........        $       (7)            $ 0               NA          $
   Trustee
Marilyn McCoy, .........        $       (8)            $ 0               NA          $
   Trustee
Julius L. Pallone, .....        $       (9)            $ 0               NA          $
   Trustee
Donald L. Tuttle, ......        $       (10)           $ 0               NA          $
   Trustee


  (1) Figures are for the Trust's fiscal year ended June 30, 2001. Each Trustee receives one fee for services to both One Group Mutual Funds and One Group Investment Trust (collectively, the "Trusts"). The fee is allocated to each Trust on the basis of relative net assets. The amount reflected relates only to the fees allocated to One Group Mutual Funds.


  (2) The Trustees may defer all or a part of their compensation payable by the Trust pursuant to the Deferred Compensation Plan (the "PLAN"). Under the Plan, the Trustees may specify Class I Shares of one or more Funds of the Trust that will be used to measure the performance of a Trustee's deferred compensation account. A Trustee's deferred compensation account will be paid at such times as elected by the Trustee subject to certain mandatory payment provisions in the Plan (e.g., death of a Trustee.)

  (3) "Fund Complex" comprises the funds of One Group Mutual Funds and the portfolios of One Group (R) Investment Trust that were operational as of June 30, 2001.


  (4)  Includes $    of deferred compensation.


  (5)  Includes $    of deferred compensation.


  (6)  Includes $    of deferred compensation.


  (7)  Includes $    of deferred compensation.


  (8)  Includes $    of deferred compensation.


  (9)  Includes $    of deferred compensation.


  (10)  Includes $    of deferred compensation.

  The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices. The officers of the Trust, their addresses, their ages, and principal occupations during the past five years are shown below.


                                Position(s) held with the     Principal Occupation
 Name and Address          Age            Trust                During Past 5 Years
 ------------------------- --- ---------------------------- ------------------------
 Mark A. Beeson             43          President           From October, 1999 to
 One Group Administrative                                   present, Chief Executive
 Services, Inc.                                             Officer and President,
 1111 Polaris Parkway                                       One Group Administrative
 Columbus, Ohio 43271-1235                                  Services, Inc. and Chief
                                                            Executive Officer and
                                                            President, One Group
                                                            Dealer Services, Inc.;
                                                            August, 1994 to October,
                                                            1999, Senior Managing
                                                            Director, Banc One
                                                            Investment Advisors
                                                            Corporation.
 Robert L. Young            38 Vice President and Treasurer From October, 1999 to
 One Group Administrative                                   present, Vice President
 Services, Inc.                                             and Treasurer, One Group
 1111 Polaris Parkway                                       Administrative Services,
 Columbus, Ohio 43271-1235                                  Inc., and Vice President
                                                            and Treasurer, One Group
                                                            Dealer Services, Inc;
                                                            December, 1996 to
                                                            October, 1999, Managing
                                                            Director of Mutual Fund
                                                            Administration, Banc One
                                                            Investment Advisors
                                                            Corporation; June, 1985
                                                            to December, 1996,
                                                            Senior Audit Manager,
                                                            Deloitte & Touche.
 Michael V. Wible           39          Secretary           From January, 2000 to
 Bank One Corporation                                       present, First Vice
 100 E. Broad Street                                        President and Counsel,
 Columbus, Ohio 43271-0152                                  Bank One Corporation;
                                                            September, 1994 to
                                                            January, 2000, Counsel
                                                            to Bank One Corporation.
 Gary R. Young              32   Assistant Treasurer and    From October, 1999 to
 One Group Administrative          Assistant Secretary      present, Director Mutual
 Services, Inc.                                             Fund Financial
 1111 Polaris Parkway                                       Administration, One
 Columbus, Ohio 43271-1235                                  Group Administrative
                                                            Services, Inc.;
                                                            December, 1998 to
                                                            October, 1999, Director,
                                                            Mutual Fund Financial
                                                            Administration, Banc One
                                                            Investment Advisors
                                                            Corporation; January,
                                                            1995 to December, 1998,
                                                            Vice President and
                                                            Manager of Mutual Fund
                                                            Accounting, Custody and
                                                            Financial
                                                            Administration, First
                                                            Chicago NBD Corporation.
 Jessica K. Ditullio        39     Assistant Secretary      From January, 2000 to
 Bank One Corporation                                       present, First Vice
 100 E. Broad Street                                        President and Counsel,
 Columbus, Ohio 43271-0152                                  Bank One Corporation;
                                                            August, 1990 to January,
                                                            2000, Counsel, Bank One
                                                            Corporation.
 Mark S. Redman             47     Assistant Secretary      From November, 1997 to
 The One Group                                              present, President, The
 Services Company                                           One Group Services
 3435 Stelzer Road                                          Company. From June, 1995
 Columbus, Ohio 43219                                       to November, 1997,
                                                            Officer, The One Group
                                                            Services Company; From
                                                            February, 1989 to
                                                            present, employee of
                                                            BISYS Fund Services,
                                                            Inc. (FKA Winsbury
                                                            Company)
 Nancy E. Fields            52     Assistant Secretary      From October, 1999 to
 One Group Administrative                                   present, Director,
 Services, Inc.                                             Mutual Fund
 1111 Polaris Parkway                                       Administration, One
 Columbus, Ohio 43271-0211                                  Group Administrative
                                                            Services, Inc. and
                                                            Senior Project Manager,
                                                            Mutual Funds, One Group
                                                            Dealer Services, Inc.;
                                                            July, 1999 to October,
                                                            1999, Project Manager,
                                                            One Group, Banc One
                                                            Investment Advisors
                                                            Corporation; January,
                                                            1998 to July, 1999, Vice
                                                            President, Ohio Bankers
                                                            Association; July, 1990
                                                            through December, 1997,
                                                            Vice President, Client
                                                            Services, BISYS Fund
                                                            Services, Inc.
 Alaina V. Metz             34     Assistant Secretary      From June, 1995, to
 BISYS Fund Services, Inc.                                  present, Chief
 3435 Stelzer Road                                          Administrator,
 Columbus, Ohio 43219                                       Administration and
                                                            Regulatory Services,
                                                            BISYS Fund Services,
                                                            Inc.

Investment Advisor and Sub-Advisors

                    BANC ONE INVESTMENT ADVISORS CORPORATION

  Investment advisory services to each of the Trust's Funds are provided by Banc One Investment Advisors. Banc One Investment Advisors makes the investment decisions for the assets of the Funds (except for the High Yield Bond Fund and the Income Bond Fund which are sub-advised by Banc One High Yield Partners, LLC, the Sub-Advisor). In addition, Banc One Investment Advisors continuously reviews, supervises and administers the Funds' investment program, subject to the supervision of, and policies established by, the Trustees of the Trust. The Trust's Shares are not sponsored, endorsed or guaranteed by, and do not constitute obligations or deposits of any bank affiliate of Banc One Investment Advisors and are not insured by the FDIC or issued or guaranteed by the U.S. government or any of its agencies.

  Banc One Investment Advisors is an indirect, wholly-owned subsidiary of BANK ONE CORPORATION, a bank holding company incorporated in the state of Illinois. BANK ONE CORPORATION operates banking offices in 14 states and in selected international markets. BANK ONE CORPORATION also engages in other business related to banking and finance, including credit card and merchant processing, consumer and education finance, mortgage lending and servicing, insurance, venture capital, investment and merchant banking, trust, brokerage, investment management, leasing, community development and data processing. These activities are conducted through bank subsidiaries and nonbank subsidiaries. On a consolidated basis, BANK ONE CORPORATION had assets of over $269 billion as of December 31, 2000.


  Banc One Investment Advisors represents a consolidation of the investment advisory staffs of a number of bank affiliates of Bank One Corporation, which have considerable experience in the management of open-end management investment company portfolios, including One Group Mutual Funds (formerly, One Group, The One Group and the Helmsman Fund) since 1985.

  During the fiscal years ended June 30, 2001, 2000, and 1999, the Funds of the Trust paid the following investment advisory fees to Banc One Investment Advisors (except as noted above) and Banc One Investment Advisors voluntarily waived investment advisory fees as follows:

                    ONE GROUP MUTUAL FUND ADVISORY FEES--NET


                                         Fiscal Year Ended June 30,
                             ---------------------------------------------------
                              2001 (in     2000 (in
                               000's)       000's)               1999
                             ---------- -------------- -------------------------
Fund                         Net Waived   Net   Waived      Net        Waived
---------------------------  --- ------ ------- ------ ------------- -----------
U.S. Treasury Securities
 Money Market..............             $22,310 $2,092 $  18,197,198 $ 1,705,060
Prime Money Market.........             $28,184 $2,784 $  15,422,198 $ 1,501,456
Municipal Money Market.....             $ 3,972 $1,178 $   2,530,968 $   827,569
Ohio Municipal Money Mar-
 ket.......................             $   256 $   44 $     271,920 $    68,725
Equity Income..............             $ 7,404 $  807 $   7,397,328 $   542,041
Mid Cap Value..............             $ 7,632 $  289 $   6,439,398 $    30,016
Mid Cap Growth.............             $13,265 $    0 $   8,646,067 $       -0-
Equity Index...............             $ 5,029 $5,305 $   2,540,532 $ 2,882,298
Large Cap Value............             $ 9,360 $    0 $   6,649,570 $       -0-
Balanced...................             $ 3,155 $  641 $   2,481,299 $   411,428
International Equity Index.             $ 4,645 $    0 $   3,009,675 $       -0-
Large Cap Growth...........             $30,443 $    0 $  19,303,039 $       -0-
Short-Term Bond............             $ 2,476 $2,166 $   2,214,444 $ 1,937,618
Intermediate Tax-Free Bond.             $ 3,602 $1,909 $   2,673,135 $ 1,481,010
Municipal Income...........             $ 3,816 $1,076 $   3,275,777 $   877,859
Ohio Municipal Bond........             $   800 $  504 $     722,143 $   606,278
Government Bond............             $ 4,365 $  172 $   4,744,608 $       -0-
Ultra Short-Term Bond......             $   900 $  719 $     577,502 $   789,477
Treasury Only Money Market.             $   745 $    0 $     677,936 $       -0-
Government Money Market....             $ 2,670 $    0 $   2,782,098 $       -0-
Kentucky Municipal Bond....             $   538 $  108 $     523,045 $   130,764
Institutional Prime Money
 Market....................             $ 2,009 $  502 $         -0- $     1,671
Arizona Municipal Bond.....             $   877 $  110 $     999,215 $   104,016
W. Virginia Municipal Bond.             $   398 $   70 $     419,312 $    90,662
Louisiana Municipal Bond...             $   662 $  366 $     746,009 $   423,067
Diversified Equity.........             $16,499 $    0 $   8,977,465 $       -0-
Small Cap Growth...........             $ 1,787 $   11 $     986,900 $     4,830
High Yield Bond............             $ 1,213 $  298 $  228,845(c) $134,906(c)
Investor Growth............             $    69 $  151 $      68,885 $    47,015
Investor Growth & Income...             $   150 $  234 $     190,454 $       -0-
Investor Conservative
 Growth....................             $    48 $   56 $      37,255 $    28,268
Investor Balanced..........             $   108 $  170 $     153,645 $       -0-
Treasury & Agency..........             $   389 $  389 $     404,427 $   404,433
Small Cap Value............             $ 1,320 $  255 $  443,867(d) $ 87,675(d)
Diversified Mid Cap........             $ 6,601 $1,540 $1,978,567(d) $417,680(d)
Diversified International..             $ 5,814 $  227 $1,352,519(d) $ 54,445(d)
Market Expansion Index.....             $    24 $   77 $      -0-(d) $  7,979(d)
Bond.......................             $ 6,320 $3,454 $1,664,679(d) $648,205(d)
Income Bond................             $ 5,690 $2,574 $1,284,532(d) $678,174(d)
Intermediate Bond..........             $ 5,466 $3,398 $1,154,030(d) $890,093(d)
Short-Term Municipal Bond..             $   379 $  389 $  103,108(d) $ 86,282(d)
Tax-Free Bond..............             $ 2,941 $  368 $  939,456(d) $129,437(d)
Michigan Municipal Bond....             $ 1,191 $  149 $  359,864(d) $ 49,808(d)
Michigan Municipal Money
 Market....................             $   421 $  135 $  103,442(d) $ 51,994(d)
Technology.................               NA(b)  NA(b)         NA(a)       NA(a)
U.S. Government Securities
 Money Market..............               NA(b)  NA(b)         NA(a)       NA(a)
Mortgage-Backed Securities.               NA(b)  NA(b)         NA(a)       NA(a)
Health Sciences............               NA(b)  NA(b)         NA(a)       NA(a)




(a) As of June 30, 1999, the Fund had not commenced operations.


(b) As of June 30, 2000, the Fund had not commenced operations.


(c) Fees for the period from commencement of operations to June 30, 1999.


(d) Fees for the period from the consolidation with the Pegasus Funds to June 30, 1999.


(e) Fees for the period from the commencement of operations to June 30, 2001.



  All investment advisory services are provided to the Funds by Banc One Investment Advisors pursuant to an investment advisory agreement dated January 11, 1993 (the "INVESTMENT ADVISORY AGREEMENT"). The Investment Advisory Agreement (and the Sub-Investment Advisory Agreements described immediately following, collectively, the "ADVISORY AND SUB-ADVISORY AGREEMENTS") will continue in effect as to a particular Fund from year to year, if such continuance is approved at least annually by the Trust's Board of Trustees or by vote of a majority of the outstanding Shares of such Fund (as defined under "ADDITIONAL INFORMATION--Miscellaneous" in this Statement of Additional Information), and a majority of the Trustees who are not parties to the respective investment advisory agreements or interested persons (as defined in the Investment Company Act of 1940) of any party to the respective investment advisory agreements by votes cast in person at a meeting called for such purpose. The Advisory and Sub-Advisory Agreements were renewed by the Trust's Board of Trustees at their quarterly meeting on August 16, 2001. The Advisory and Sub-Advisory Agreements may be terminated as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Fund's Advisor or Sub-Advisor as the case may be. The Advisory and Sub-Advisory Agreements also terminate automatically in the event of any assignment, as defined in the 1940 Act.


  The Advisory and Sub-Advisory Agreements each provide that the respective Advisor or Sub-Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the respective investment advisory agreements, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Banc One Investment Advisors or Sub-Advisor in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

  Prior to the consolidation with the Funds, First Chicago NBD Investment Management Company ("FCNIMCO") provided investment management services to the Predecessors Funds of the Small Cap Value Fund, the Diversified Mid Cap Fund, the Diversified International Fund, the Market Expansion Index Fund, the Bond Fund, the Income Bond Fund, the Intermediate Bond Fund, the Short-Term Municipal Bond Fund, the Tax-Free Bond Fund, the Michigan Municipal Bond Fund, the Michigan Municipal Money Market Fund, and the Cash Management Funds.

  Prior to the consolidation with the Funds, the fiscal year end for the Predecessor Funds was December 31st. During the fiscal year ended December 31, 1998 and for the period from January 1, 1999 to consolidation with the Pegasus Funds, these Funds of the Trust paid the following investment advisory fees to FCNIMCO and FCNIMCO voluntarily waived investment advisory fees as follows:

                     PREDECESSOR FUNDS' ADVISORY FEES--NET


                                             Fiscal Year Ended December 31,
                                         ---------------------------------------
                                               1999(1)              1998
---------------------------------------  ------------------- -------------------
Fund                                        Net      Waived     Net      Waived
---------------------------------------  ---------- -------- ---------- --------
Small Cap Value........................  $  425,933 $ 17,325 $2,003,921        0
Diversified Mid Cap....................  $  930,900 $      0 $6,832,757        0
Diversified International..............  $  919,346 $ 11,441 $4,577,670        0
Market Expansion Index.................  $        0 $ 19,020 $        0 $ 45,584
Bond...................................  $1,221,570 $101,107 $5,674,695        0
Income Bond............................  $  329,113 $ 26,702 $  827,079        0
Intermediate Bond......................  $  575,602 $  9,954 $2,349,025        0
Short-Term Municipal Bond..............  $   87,893 $ 18,717 $  144,978 $ 41,317
Tax-Free Bond..........................  $  783,772 $      0 $2,358,313        0
Michigan Municipal Bond................  $  286,916 $      0 $  686,184 $ 13,410
Michigan Municipal Money Market........  $   93,711 $ 22,005 $  327,693 $ 36,792
Cash Management Money Market...........  $  940,792 $313,597 $3,402,847 $907,915
Treasury Cash Management Money Market..  $  117,909 $ 63,489 $  498,263 $136,160
Treasury Prime Cash Management Money
 Market................................  $  176,745 $ 87,716 $  592,066 $207,054
U.S. Government Securities Cash
 Management Money Market...............  $  645,999 $113,999 $2,465,211 $295,457
Municipal Cash Management Money
 Market................................  $  236,376 $ 57,101 $  804,693 $179,890



(1) For the period beginning January 1, 1999 to consolidation with the Pegasus Funds.

Independence International Associates, Inc.

  Independence International Associates, Inc. ("INDEPENDENCE INTERNATIONAL") served as investment Sub-Advisor to the International Equity Index Fund through October 31, 1999 pursuant to an agreement (the "INTERNATIONAL SUB-INVESTMENT ADVISORY AGREEMENT") with Banc One Investment Advisors dated January 11, 1993. Independence International is a wholly-owned subsidiary of John Hancock Asset Management, Inc. and an indirect, wholly-owned subsidiary of John Hancock Mutual Life Insurance Company. Independence International received $416,939 in sub-advisory fees from Banc One Investment Advisors for the fiscal year ended June 30, 1998 and $494,805 in sub-advisory fees from Banc One Investment Advisors for the fiscal year ended June 30, 1999. For the period from July 1, 1999 to October 31, 1999 (the date the International Sub-Investment Advisory Agreement terminated), Independence International received $191,864.14 in sub-advisory fees from Banc One Investment Advisors.

Banc One High Yield Partners, LLC

  Banc One High Yield Partners, LLC serves as investment Sub-Advisor to the High Yield Bond Fund pursuant to an agreement with Banc One Investment Advisors (the "HIGH YIELD INVESTMENT ADVISORY AGREEMENT"). The Sub-Advisor was formed in June, 1998 to provide investment advisory services related to high yield, high risk assets to various clients, including the Fund. The Sub-Advisor is controlled by Banc One Investment Advisors and Pacholder Associates, Inc., an investment advisory firm which specializes in high yield, high risk, fixed income securities. For its services, the Sub-Advisor is entitled to a fee, which is calculated daily and paid monthly by Banc One Investment Advisors, equal to .70% of the High Yield Bond Fund's average daily net assets. For the fiscal years ended June 30, 2000 and June 30, 2001, respectively, Banc One Investment Advisors paid the Sub-Advisor $1,213,064 and $2,005,813, respectively in sub-advisory fees with respect to the High Yield Bond Fund.


  Banc One High Yield Partners, LLC also serves as investment Sub-Advisor to the Income Bond Fund pursuant to an agreement with Banc One Investment Advisors (the "INCOME BOND FUND ADVISORY AGREEMENT"). Under the Income Bond Fund Advisory Agreement, the Sub-Advisor provides a continuous investment program with respect to those assets of the Income Bond Fund that are designated by Banc One Investment Advisors for investment in high yield assets (the "Portfolio"). For its services, the Sub-Advisor is entitled to a fee, which is calculated daily and paid monthly, equal to .60% of the Portfolio's average daily net assets. The Sub-Advisor has agreed to waive a portion of the sub-advisory fee equal to the percentage of the investment advisory fee waived by Banc One Investment Advisors under the Investment Advisory Agreement between the Trust and Banc One Investment Advisors. For the period from November 19, 1999 (i.e., the commencement of the Income Bond Fund Advisory Agreement) through June 30, 2000 and for the fiscal year ended June 30, 2001, Banc One Investment Advisors paid the Sub-Advisor $168,122 and $302,504, respectively in sub-advisory fees with respect to the Income Bond Fund.


Code of Ethics

  The Trust, Banc One Investment Advisors, Banc One High Yield Partners, LLC, and The One Group Services Company have adopted codes of ethics under Rule 17j-1 of the Investment Company Act of 1940. The Trust's code of ethics includes policies which require "access persons" (as defined in Rule 17j-1) to: (i) place the interest of Trust Shareholders first; (ii) conduct personal securities transactions in a manner that avoids any actual or potential conflict of interest or any abuse of a position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of his or her position with the Trust or with a Fund. The Trust's code of ethics prohibits any access person from: (i) employing any device, scheme or artifice to defraud the Trust or a Fund; (ii) making to the Trust any untrue statement of a material fact or omit to state to the Trust or a Fund a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading; (iii) engaging in any act, practice, or course of business which operates or would operate as a fraud or deceit upon the Trust or a Fund; or (iv) engaging in any manipulative practice with respect to the Trust or a Fund. The Trust's code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by a Fund so long as such investment transactions are not in contravention of the above noted policies and prohibitions.

  Banc One Investment Advisors' code of ethics requires that all employees must: (i) place the interest of the accounts which are managed by Banc One Investment Advisors first; (ii) conduct all personal securities transactions in a manner that is consistent with the code of ethics and the individual employee's position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of their position. Banc One Investment Advisors' code of ethics permits personnel subject to the code to invest in securities including securities that may be purchased or held by a Fund subject to certain restrictions. However, all employees are required to preclear securities trades (except for certain types of securities such as mutual fund shares and U.S. government securities).

  Banc One High Yield Partners, LLC's code of ethics ( the "BOHYP Code") requires that all employees must: (i) at all times, place the interests of clients before their personal interests; (ii) conduct all personal securities transactions in a manner consistent with the BOHYP Code, so as to avoid any actual or potential conflicts of interest, or an abuse of position of trust and responsibility; and
(iii) not take any inappropriate advantage of their position with or on behalf of clients. The BOHYP Code permits personnel subject to the code to invest in securities including securities that may be purchased or held by a Fund subject to certain restrictions. However, all employees are required to preclear securities trades (except for certain types of securities such as mutual fund shares and U.S. government securities).

  The One Group Services Company is subject to BISYS Fund Services Code of Ethics (the "Principal Underwriter's Code of Ethics"). Under the Principal Underwriter's Code of Ethics, directors, officers, and associates of The One Group Services Company must: (i) place the interest of Fund shareholders first;
(ii) conduct all personal securities transactions in a manner that is consistent with the Principal Underwriter's Code of Ethics to avoid any actual or potential conflict of interest; and (iii) refrain from taking inappropriate advantage of their position. The Principal Underwriter's Code of Ethics permits personnel subject to the code to invest in securities including securities that may be purchased or held by the Funds subject to the policies and restrictions in the Principal Underwriter's Code of Ethics.

Portfolio Transactions

  Pursuant to the Advisory and Sub-Advisory Agreements, Banc One Investment Advisors and the Sub-Advisor determine, subject to the general supervision of the Board of Trustees of the Trust and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by each such Fund and which brokers are to be eligible to execute its portfolio transactions. Purchases and sales of portfolio securities with respect to the Money Market Funds, the Bond Funds, the Funds of Funds and (to a varying degree) the Balanced Fund usually are principal transactions in which portfolio securities are purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include (but not in the case of mutual fund shares purchased by the Funds of Funds) a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges (other than certain foreign stock exchanges) involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Trust, where possible, will deal directly with the dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While Banc One Investment Advisors or the Sub-Advisor generally seeks competitive spreads or commissions, the Trust may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

  Allocation of transactions, including their frequency, to various dealers is determined by Banc One Investment Advisors and the Sub-Advisor with respect to the Funds each serves based on their best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to Banc One Investment Advisors or the Sub-Advisor may receive orders for transactions by the Trust, even if such dealers charge commissions in excess of the lowest rates available, provided such commissions are reasonable in light of the value of brokerage and research services received. Such research services may include, but are not limited to, analysis and reports concerning economic factors and trends, industries, specific securities, and portfolio strategies. Information so received is in addition to and not in lieu of services required to be performed by Banc One Investment Advisors or the Sub-Advisor and does not reduce the advisory fees payable to Banc One Investment Advisors or the Sub-Advisor. Such information may be useful to Banc One Investment Advisors or the Sub-Advisor in serving both the Trust and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to Banc One Investment Advisors or the Sub-Advisor in carrying out their obligations to the Trust. In the last fiscal year, Banc One Investment Advisors directed brokerage commissions to brokers who provided research services to Banc One Investment Advisors. For the fiscal year ended June 30, 2001, total compensation paid to such brokers amounted to $49,194,692.

  The Trust will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with its investment advisors or their affiliates except as may be permitted under the 1940 Act, and will not give preference to correspondents of Bank One Corporation subsidiary banks with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

  In the fiscal years ended June 30, 2001, 2000, and 1999, each of the Funds of the Trust (except for the Funds identified below as having fiscal years previously ending December 31st) that paid brokerage commissions and the amounts paid for each year were as follows:


                             BROKERAGE COMMISSIONS


                                                     Fiscal Year Ended June 30,
                                                     --------------------------
Fund                                                 2001    2000       1999
---------------------------------------------------- ---- ---------- ----------
Equity Income.......................................      $1,110,983 $  604,451
Mid Cap Value.......................................      $3,108,434 $   71,046
Mid Cap Growth......................................      $3,622,063 $  765,709
Equity Index........................................      $  285,253 $2,669,089
Large Cap Value.....................................      $4,020,076 $  336,443
Balanced............................................      $  342,858 $1,864,690
International Equity Index..........................      $  525,259 $   69,165
Large Cap Growth....................................      $6,554,848 $4,726,209
Small Cap Growth....................................      $  513,090 $   88,796
Diversified Equity..................................      $2,264,677 $  297,245
Small Cap Value.....................................      $1,237,394 $ 30,415**
Diversified Mid Cap.................................      $1,823,274 $ 74,794**
Diversified International...........................      $  559,585 $ 10,432**
Market Expansion Index..............................      $   24,257 $  1,959**
Intermediate Tax-Fee Bond...........................      $   10,000         NA
Ohio Municipal Bond.................................      $    1,827         NA
Ultra Short Term Bond...............................      $    4,202         NA
Government Bond.....................................      $    5,481         NA
High Yield Bond.....................................      $      153         NA
Michigan Municipal Bond.............................      $    2,741         NA


* Prior to the consolidation in March, 1999, the Fund had a fiscal year ending December 31st.
** Information is from the consolidation in March, 1999 through June 30, 1999

                             BROKERAGE COMMISSIONS


                                                              Fiscal Year Ended
                                                                December 30,
  Fund                                                              1999
  ----                                                        -----------------
                                                                1999     1998
                                                              -------- --------
  Small Cap Value............................................ $379,752 $280,426
  Diversified Mid Cap........................................ $803,740  698,038
  Diversified International.................................. $288,664  225,448
  Market Expansion Index..................................... $  5,850       NA*


*  As December 31, 1998, the Fund had not commenced operations.

  As of June 30, 2001, certain Funds owned securities of their regular broker dealers (or parents) as shown below:



Fund  Name of Broker-Dealer Value of Securities Owned
----  --------------------- -------------------------
                             (Amounts in Thousands)

  Investment decisions for each Fund of the Trust are made independently from those for the other Funds or any other investment company or account managed by Banc One Investment Advisors. Any such other investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of a given Fund and another Fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which Banc One Investment Advisors or the Sub-Advisor of the given Fund believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, Banc One Investment Advisors and the Sub-Advisor may aggregate the securities to be sold or purchased by it for a Fund with those to be sold or purchased by it for other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory and Sub-Advisory Agreements, in making investment recommendations for the Trust, Banc One Investment Advisors and the Sub-Advisor will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of Banc One Investment Advisors or the Sub-Advisor or their parents or subsidiaries or affiliates and, in dealing with its commercial customers, Banc One Investment Advisors and the Sub-Advisor and their respective parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trust.

Administrator, Predecessor Administrators and Sub-Administrators

  Effective November 1, 2000, One Group Administrative Services, Inc., 1111 Polaris Parkway, Columbus, Ohio 43240 began serving as administrator for the Trust ("One Group Administrative Services" or the "Administrator"). One Group Administrative Services is an affiliate of Banc One Investment Advisors, the advisor of the Trust, and an indirect wholly-owned subsidiary of Bank One Corporation.

  The Administrator assists in supervising all operations of each Fund to which it serves (other than those performed under the Advisory Agreement, the Custodian Agreement and the Transfer Agency Agreement for that Fund). Under the Administration Agreement, the Administrator has agreed to maintain the necessary office space for the Funds, to price the Fund securities of each Fund it serves and compute the net asset value and net income of the Funds on a daily basis, to maintain each Fund's financial accounts and records, and to furnish certain other services required by the Funds with respect to each Fund. The Administrator prepares annual and semi-annual reports to the Securities and Exchange Commission, prepares federal and state tax returns, and generally assists in all aspects of the Trust's operations other than those performed under the Advisory Agreement, the Custodian Agreement and the Transfer Agency Agreement. Under the Administration Agreement, the Administrator may, at its expense, subcontract with any entity or person concerning the provision of services under the Administration Agreement.

  Unless sooner terminated, the Administration Agreement between the Trust and One Group Administrative Services will continue in effect through October 31, 2002. The Administration Agreement thereafter shall be renewed automatically for successive one year terms, unless written notice not to renew is given by the non-renewing party to the other party at least sixty days prior to the expiration of the then-current term. The Administration Agreement may be terminated with respect to the Trust only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause.


  The Administrator is entitled to a fee for its services, which is calculated daily and paid monthly, at the annual rates specified below for the Funds as follows:






  The Administrator is entitled to the following compensation, for its services, which is calculated daily and paid monthly for each of the Funds other than the Institutional Money Market Funds and the Funds of Funds:
Compensation for each of the Funds other than Institutional Money Market Funds and Funds of Funds shall be at annual rates of the Fund's average daily net assets as follows: twenty one-hundredths of one percent (.20%) of amounts included in that portion of the aggregate daily net assets of all Funds other than the Institutional Money Market Funds and the Funds of Funds subject to the Administration Agreement equal to or less than $1,500,000,000; eighteen one-hundredths of one percent (.18%) of amounts included in the portion of the aggregate daily net assets of all Funds other than the Institutional Money Market Funds and the Funds of Funds subject to the Administration Agreement between $1,500,000,000 and $2,000,000,000; and sixteen one- hundredths of one percent (.16%) of amounts included in that portion of the aggregate daily net assets of all Funds other than the Institutional Money Market Funds and the Funds of Funds subject to the Administration Agreement in excess of $2,000,000,000. The fees pertaining to each Fund other than a Institutional Money Market Fund or a Fund of Funds shall be computed daily in amounts strictly proportionate to the amount of the Fund's average daily net assets as a percentage of the aggregate daily net assets of all Funds other than the Institutional Money Market Funds and the Funds of Funds subject to this Agreement, and shall be paid periodically.








  Compensation for each of the Institutional Money Market Funds shall be at the following annual rates: five one-hundredths of one percent (.05%) of the Fund's average daily net assets. The fees pertaining to each Institutional Money Market Fund shall be computed daily and paid periodically.




  Compensation for each of the Fund of Funds shall be at annual rates as follows: ten one-hundredths of one percent (.10%) of the Fund's average daily net assets on the first $500,000,000 in Fund assets; seven and one-half one-hundredths of one percent (.075%) of the Fund's average daily net assets between $500,000,000 and $1,000,000,000 and five one-hundredths of one percent (.05%) of the Fund's average daily net assets in excess of $1,000,000,000.


  The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Funds in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

  Prior to November 1, 2000, The One Group Services Company served as Administrator to each Fund of the Trust pursuant to a Management and Administration Agreement with the Trust. The Board of Trustees of the Trust approved The One Group Services Company as the sole Administrator for each Fund beginning December 1, 1995. The Administrator assisted in supervising all operations of each Fund to which it serves as Administrator (other than those performed under the respective investment advisory agreements and Custodian and Transfer Agency Agreements for that Fund).

  Prior to March 1, 2000, Banc One Investment Advisors served as sub-administrator to the Funds pursuant to a contract with The One Group Services Company. Under this contract, Banc One Investment Advisors was entitled to a fee from The One Group Services Company. The contract terminated on March 1, 2000 with the appointment of One Group Administrative Services, Inc. as sub-administrator under a Sub-Administration Agreement dated March 1, 2001. The March 1, 2000 Sub-Administration Agreement terminated on October 31, 2000 with the termination of the administration agreement between The One Group Services Company and the Trust and the appointment of One Group Administrative Services, Inc. as administrator.


  The Trust paid fees for administrative services to The One Group Services Company as Administrator for the fiscal years ended June 30, 2001, 2000, and 1999 as follows:

              ONE GROUP MUTUAL FUNDS ADMINISTRATION FEES--NET



                                                  Fiscal Year Ended          One Group
                                                    June 30, 2001         Administrative
                            The One Group             Banc One               Services,
                          Services Company      Investment Advisors**         Inc.***
                          -------------------   -----------------------   ---------------
                            Net       Waived       Net         Waived       Net   Waived
                          (000's)    (000's)     (000's)      (000's)     (000's) (000's)
                          --------   --------   ----------   ----------   ------- -------
U.S. Treasury Securities
 Money Market...........
Prime Money Market......
Municipal Money Market..
Ohio Municipal Money
 Market.................
Equity Income...........
Mid Cap Value...........
Mid Cap Growth..........
Equity Index............
Large Cap Value.........
Balanced................
International Equity
 Index..................
Large Cap Growth........
Short-Term Bond.........
Intermediate Tax-Free
 Bond...................
Municipal Income........
Ohio Municipal Bond.....
Government Bond.........
Ultra Short-Term Bond...
Treasury Only Money
 Market.................
Government Money Market.
Arizona Municipal Bond..
Kentucky Municipal Bond.
W. Virginia Municipal
 Bond...................
Louisiana Municipal
 Bond...................
Diversified Equity......
Small Cap Growth........
High Yield Bond.........
Investor Growth.........
Investor Growth &
 Income.................
Investor Conservative
 Growth.................
Investor Balanced.......
Treasury & Agency.......
Small Cap Value.........
Diversified Mid Cap.....
Diversified
 International..........
Market Expansion Index..
Bond....................
Income Bond.............
Intermediate Bond.......
Short-Term Municipal
 Bond...................
Tax-Free Bond...........
Michigan Municipal Bond.
Michigan Municipal Money
 Market.................
Institutional Prime
 Money Market...........
Mortgage-Backed-
 Securities.............
Technology..............
Health Sciences.........

                ONE GROUP MUTUAL FUNDS ADMINISTRATION FEES--NET


                                                Fiscal Year Ended          One Group
                                                  June 30, 2000         Administrative
                            The One Group           Banc One               Services,
                          Services Company    Investment Advisors**         Inc.***
                          ------------------  ------------------------  ---------------
                            Net      Waived      Net          Waived      Net   Waived
                          (000's)   (000's)    (000's)       (000's)    (000's) (000's)
                          --------  --------  ------------  ----------  ------- -------
U.S. Treasury Securities
 Money Market...........    $7,064        $0        $2,870           $0 $1,314     $0
Prime Money Market......    $8,638       $47        $3,655           $0 $1,914     $0
Municipal Money Market..    $1,470       $23          $601           $0   $283     $0
Ohio Municipal Money
 Market.................       $73       $29           $41           $0    $19     $0
Equity Income...........      $924      $200          $487           $0   $179     $0
Mid Cap Value...........    $1,085        $0          $432           $0   $210     $0
Mid Cap Growth..........    $1,839        $0          $650           $0   $439     $0
Equity Index............    $1,378    $2,112        $1,326           $0   $741     $0
Large Cap Value.........    $1,282        $0          $469           $0   $291     $0
Balanced................      $592        $0          $233           $0   $118     $0
International Equity
 Index..................      $856        $0          $325           $0   $182     $0
Large Cap Growth........    $4,496        $0        $1,722           $0   $941     $0
Short-Term Bond.........      $784        $0          $311           $0   $153     $0
Intermediate Tax-Free
 Bond...................      $896       $34          $389           $0   $162     $0
Municipal Income........    $1,101        $0          $433           $0   $219     $0
Ohio Municipal Bond.....      $220        $0           $89           $0    $41     $0
Government Bond.........      $831      $191          $414           $0   $191     $0
Ultra Short-Term Bond...       $19      $283           $88          $27    $58     $0
Treasury Only Money
 Market.................        $0        $0          $303           $1   $162     $0
Government Money Market.        $0        $0        $1,087           $0   $583     $0
Arizona Municipal Bond..      $211       $11           $91           $0    $41     $0
Kentucky Municipal Bond.      $141        $4           $57           $0    $29     $0
W. Virginia Municipal
 Bond...................      $100        $5           $42           $0    $20     $0
Louisiana Municipal
 Bond...................      $157       $17           $72           $0    $31     $0
Diversified Equity......    $2,322        $0          $925           $0   $451     $0
Small Cap Growth........      $223       $24           $82           $0    $64     $0
High Yield Bond.........      $204        $0           $76           $0    $45     $0
Investor Growth.........       $55      $386            $0           $0     $0     $0
Investor Growth &
 Income.................      $307      $394            $0           $0     $0     $0
Investor Conservative
 Growth.................       $58      $151            $0           $0     $0     $0
Investor Balanced.......      $330      $212            $0           $0     $0     $0
Treasury & Agency.......       $84      $114           $83           $0    $34     $0
Small Cap Value.........      $206        $9           $91           $0    $37     $0
Diversified Mid Cap.....    $1,115        $0          $443           $0   $217     $0
Diversified
 International..........      $755       $10          $280           $0   $173     $0
Market Expansion Index..        $0       $29            $9           $3     $6     $0
Bond....................    $1,466      $184          $627           $0   $351     $0
Income Bond.............    $1,396        $0          $556           $0   $271     $0
Intermediate Bond.......    $1,497        $0          $604           $0   $283     $0
Short-Term Municipal
 Bond...................      $115       $14           $53           $0    $24     $0
Tax-Free Bond...........      $662       $83          $306           $0   $135     $0
Michigan Municipal Bond.      $268       $34          $125           $0    $54     $0
Michigan Municipal Money
 Market.................      $141       $22           $60           $0    $36     $0
Institutional Prime
 Money Market...........        $0        $0          $382           $0   $873     $0
Mortgage-Backed-
 Securities.............       NA*       NA*           NA*          NA*    NA*    NA*
Technology..............       NA*       NA*           NA*          NA*    NA*    NA*
Health Sciences.........       NA*       NA*           NA*          NA*    NA*    NA*


*  As of June 30, 2000, the Fund had not commenced operations.
** These fees were paid by The One Group Services Company to Banc One
   Investment Advisors pursuant to the Sub-Administration Agreement for the period July 1, 1999 through February 29, 2000.
*** These fees were paid by The One Group Services Company to One Group
    Administrative Services, Inc. for the period of March 1, 2000 through June 30, 2000.

                ONE GROUP MUTUAL FUNDS ADMINISTRATION FEES--NET


                                            Fiscal Year Ended
                           The One Group      June 30, 1999             Bisys
                             Services           Banc One                Fund
                              Company     Investment Advisors**      Services***
                          --------------- -----------------------  ---------------
                            Net   Waived     Net         Waived      Net   Waived
                          (000's) (000's)  (000's)      (000's)    (000's) (000's)
                          ------- ------- -----------  ----------  ------- -------
U.S. Treasury Securities
 Money Market...........  $5,816  $    0  $     3,412   $       0    $ 7     $ 0
Prime Money Market......  $4,477  $  361  $     3,007   $       0    $23     $ 0
Municipal Money Market..  $  836  $  142  $       578   $       0    $ 5     $ 0
Ohio Municipal Money
 Market.................  $   33  $   83  $        69   $       0    $ 0     $ 0
Equity Income...........  $  890  $  207  $       644   $       0    $ 3     $ 0
Mid Cap Value...........  $  894  $    0  $       525   $       0    $ 3     $ 0
Mid Cap Growth..........  $1,195  $    0  $       701   $       0    $ 0     $ 0
Equity Index............  $  822  $1,026  $     1,085   $       0    $ 7     $ 0
Large Cap Value.........  $  919  $    0  $       539   $       0    $ 0     $ 0
Balanced................  $  432  $   23  $       267   $       0    $ 0     $ 0
International Equity
 Index..................  $  652  $    0  $       382   $       0    $ 0     $ 0
Large Cap Growth........  $2,732  $    0  $     1,605   $       0    $ 7     $ 0
Short-Term Bond.........  $  708  $    0  $       415   $       0    $ 2     $ 0
Intermediate Tax-Free
 Bond...................  $  680  $   27  $       415   $       0    $ 3     $ 0
Municipal Income........  $  944  $    0  $       554   $       0    $ 0     $ 0
Ohio Municipal Bond.....  $  227  $    0  $       133   $       0    $ 0     $ 0
Government Bond.........  $  738  $  342  $       633   $       0    $ 0     $ 0
Ultra Short-Term Bond...  $    0  $  254  $         5   $     144    $ 0     $ 0
Treasury Only Money
 Market.................  $    0  $    0  $       424   $       0    $ 0     $ 0
Government Money
 Market.................  $    0  $    0  $     1,739   $       0    $ 0     $ 0
Tax-Exempt Money
 Market.................     NA*     NA*          NA*         NA*    NA*     NA*
Arizona Municipal Bond..  $  208  $   43  $       147   $       0    $ 0     $ 0
Kentucky Municipal
 Bond...................  $  131  $   18  $        87   $       0    $ 0     $ 0
W. Virginia Municipal
 Bond...................  $   91  $   25  $        68   $       0    $ 0     $ 0
Louisiana Municipal
 Bond...................  $  156  $   44  $       117   $       0    $ 0     $ 0
Diversified Equity......  $1,258  $    0  $       740   $       0    $10     $ 0
Small Cap Growth........  $  101  $   36  $        80   $       0    $ 0     $ 0
High Yield Bond.........  $   32  $    0  $        46   $       0    $ 1     $ 0
Investor Growth.........  $   12  $  265  $         0   $       0    $ 0     $ 0
Investor Growth &
 Income.................  $   93  $  276  $         0   $       0    $ 2     $ 0
Investor Conservative
 Growth.................  $    0  $  136  $         0   $       0    $ 0     $ 0
Investor Balanced.......  $  125  $  182  $         0   $       0    $ 1     $ 0
Treasury & Agency.......  $   20  $  187  $       121   $       0    $ 0     $ 0
Small Cap Value.........  $  58#  $   8#  $       130   $       0    $ 7     $ 0
Diversified Mid Cap.....  $ 279#  $   0#  $       565   $       0    $31     $ 0
Diversified
 International..........  $ 143#  $  18#  $       279   $       0    $16     $ 0
Market Expansion Index..  $   2#  $   4#  $        12   $       0    $ 1     $ 0
Bond....................  $ 351#  $  43#  $       663   $       0    $39     $ 0
Income Bond.............  $ 264#  $   0#  $       353   $       0    $10     $ 0
Intermediate Bond.......  $ 232#  $   0#  $       464   $       0    $17     $ 0
Short-Term Municipal
 Bond...................  $  25#  $   4#  $        59   $       0    $ 3     $ 0
Tax-Free Bond...........  $ 171#  $  25#  $       421   $       0    $23     $ 0
Michigan Municipal
 Bond...................  $  66#  $   8#  $       157   $       0    $ 8     $ 0
Michigan Municipal Money
 Market.................  $ 49##  $   6#  $        90   $       0    $ 5     $ 0
Institutional Prime
 Money Market...........     NA*     NA*          NA*         NA*    NA*     NA*
Health Sciences.........     NA*     NA*          NA*         NA*    NA*     NA*


* As of June 30, 1999, the Fund had not commenced operations.
** These fees were paid by The One Group Services Company to Banc One
   Investment Advisors pursuant to the Sub-Administration Agreement.
*** For the period from January 1, 1999 until consolidation with the Pegasus
    Funds, pursuant to the Co-Administration Agreement between the Predecessor Funds, First Chicago NBD Investment Management Company, and BISYS Fund Services LP.
# For the period from March 22, 1999 to June 30, 1999.
## For the period from March 29, 1999 to June 30, 1999.

  Prior to the consolidation with the Funds, administrative services were provided to the Predecessor Funds by FCNIMCO and BISYS. These Funds paid fees for administrative services to FCNIMCO and BISYS for the fiscal year ended December 31, 1998 as follows:

                     PREDECESSOR FUND--ADMINISTRATION FEES*

                                                              Fiscal Year Ended
                                                              December 31, 1998
                                                             -------------------
Fund                                                          BISYS    FCNIMCO
------------------------------------------------------------ -------- ----------
Small Cap Value.............................................  $39,395   $390,017
Diversified Mid Cap......................................... $156,709 $1,551,480
Diversified International...................................  $78,747   $779,566
Market Expansion Index......................................   $1,366    $13,704
Bond........................................................ $194,675 $1,933,336
Income Bond.................................................  $28,474   $281,681
Intermediate Bond...........................................  $81,371   $799,513
Short-Term Municipal Bond...................................   $6,375    $63,485
Tax-Free Bond...............................................  $80,968   $803,400
Michigan Municipal Bond.....................................  $23,985   $238,363
Michigan Municipal Money Market.............................  $16,724   $165,519
Cash Management Money Market................................ $296,691 $2,936,381
Treasury Cash Management Money Market.......................  $43,660   $432,112
Treasury Prime Cash Management Money Market.................  $55,000   $544,340
U.S. Government Securities Cash Management Money Market..... $189,760 $1,878,075
Municipal Cash Management Money Market......................  $67,765   $670,673

* Fees for administration were not waived during the fiscal year ended December 31, 1998.


Distributor

  The One Group Services Company, 3435 Stelzer Road, Columbus, Ohio 43219, a wholly owned subsidiary of the BISYS Group, serves as Distributor to each Fund of the Trust pursuant to its Distribution Agreement with the Trust (the "DISTRIBUTION AGREEMENT"). The Board of Trustees of the Trust approved The One Group Services Company as the sole Distributor beginning November 1, 1995. Unless otherwise terminated, the Distribution Agreement will continue in effect until October 31, 2002 and will continue from year to year if approved at least annually (i) by the Trust's Board of Trustees or by the vote of a majority of the outstanding Shares of the Funds (see "ADDITIONAL INFORMATION-- Miscellaneous," in this Statement of Additional Information) that are parties to the Distribution Agreement, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The agreement may be terminated in the event of its assignment, as defined in the 1940 Act. The One Group Services Company is a broker-dealer registered with the Securities and Exchange Commission, and is a member of the National Association of Securities Dealers, Inc.


Distribution Plan

  The operation and fees with respect to Class A Shares, Class B Shares, Class C Shares, Class S Shares, Service Class Shares and Administrative Class Shares of the Trust payable under the Trust's Distribution and Shareholder Services Plans, to which Class A Shares, Class B Shares, Class C Shares, Class S Shares and Service Class Shares and Administrative Class Shares of each Fund of the Trust are subject, are described in each such Fund's Prospectus and in the Multiple Class Plan.


  The Distribution and Shareholder Services Plan with respect to Class A Shares (the "Distribution Plan") was initially approved on July 28, 1989 by the Trust's Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Distribution Plan (the "INDEPENDENT TRUSTEES"). The Distribution Plan originally applied to the single class of Shares of each Fund of the Trust that existed prior to the offering of the Funds' Shares as six separate classes. An amendment to the Distribution Plan was approved by the Independent Trustees on October 21, 1991, and became effective on February 7, 1992. Such amendment limited fees under the Distribution Plan only to the Class A Shares of each Fund. The Distribution Plan was amended again on February 11, 1993 in order to make Retirement Class Shares (now the Service Class Shares) subject to distribution fees. The Distribution Plan was further amended on February 29, 1996, to eliminate certain "defensive" provisions of the Distribution Plan. A Distribution and Shareholder Services Plan (the "CDSC PLAN") for Class B and Class C Shares was initially approved on August 12, 1993 by the Independent Trustees. The CDSC Plan was re-executed on December 13, 1995 and amended on February 20, 1997. Prior to February 7, 1992, distribution fees were waived with respect to every Fund of the Trust except the U.S. Treasury Securities Money Market Fund and the Prime Money Market Fund.

  During the fiscal year ending June 30, 2001, the distribution fees paid by the Class A, Class B, Class C, Service Class Shares (formerly Retirement Class Shares) and Class S of the Trust to The One Group Services Company were as follows:



                                                                 Service
                                         Class A Class B Class C  Class  Class S
Fund                       Distributor   (000's) (000's) (000's) (000's) (000's)
------------------------  -------------- ------- ------- ------- ------- -------
U.S. Treasury Securities
 Money Market...........  One Group Ser.
Prime Money Market......  One Group Ser.
Municipal Money Market..  One Group Ser.
Ohio Municipal Money
 Market.................  One Group Ser.
Equity Income...........  One Group Ser.
Mid Cap Value...........  One Group Ser.
Mid Cap Growth..........  One Group Ser.
Equity Index............  One Group Ser.
Large Cap Value.........  One Group Ser.
Balanced................  One Group Ser.
International Equity
 Index..................  One Group Ser.
Large Cap Growth........  One Group Ser.
Short-Term Bond.........  One Group Ser.
Intermediate Tax-Free
 Bond...................  One Group Ser.
Municipal Income........  One Group Ser.
Ohio Municipal Bond.....  One Group Ser.
Government Bond.........  One Group Ser.
Ultra Short-Term Bond...  One Group Ser.
Treasury Only Money
 Market.................  One Group Ser.
Government Money Market.  One Group Ser.
Institutional Prime
 Money Market...........  One Group Ser.
Kentucky Municipal Bond.  One Group Ser.
Tax-Exempt Money
 Market*................  One Group Ser.
Arizona Municipal Bond..  One Group Ser.
W. Virginia Municipal
 Bond...................  One Group Ser.
Louisiana Municipal
 Bond...................  One Group Ser.
Diversified Equity......  One Group Ser.
Small Cap Growth........  One Group Ser.
High Yield Bond.........  One Group Ser.
Investor Growth.........  One Group Ser.
Investor Growth &
 Income.................  One Group Ser.
Investor Conservative
 Growth.................  One Group Ser.
Investor Balanced.......  One Group Ser.
Treasury & Agency.......  One Group Ser.
Small Cap Value.........  One Group Ser.
Diversified Mid Cap.....  One Group Ser.
Diversified
 International..........  One Group Ser.
Market Expansion Index..  One Group Ser.
Bond....................  One Group Ser.
Income Bond.............  One Group Ser.
Intermediate Bond.......  One Group Ser.
Short-Term Municipal
 Bond...................  One Group Ser.
Tax-Free Bond...........  One Group Ser.
Michigan Municipal Bond.  One Group Ser.
Michigan Municipal Money
 Market.................  One Group Ser.
Health Sciences.........  One Group Ser.


(a)  Amount is less than $1,000.

  In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plan and CDSC Plan may be terminated with respect to the Class A Shares, Class B Shares, Class C Shares or Service Class Shares of any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class A Shares, Class B Shares, Class C Shares or Service Class Shares, respectively, of that Fund. The Distribution Plan and CDSC Plan may be amended by vote of the Trust's Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Distribution Plan or CDSC Plan that would materially increase the distribution fee with respect to the Class A Shares, Class B Shares, Class C Shares or Service Class Shares of a Fund requires the approval of that Fund's Class A, Class B, Class C or Service Class Shareholders, respectively. The Trust's Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plan (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plan) indicating the purposes for which such expenditures were made.

Cash Compensation to Shareholder Servicing Agents

  The One Group Services Company and Banc One Investment Advisors Corporation compensate Shareholder Servicing Agents who sell shares of the Funds. Compensation comes from sales charges, 12b-1 fees and payments by The One Group Services Company and Banc One Investment Advisors Corporation from their own resources. The One Group Services Company may, on occasion, pay select Shareholder Servicing Agents, the entire front-end sales charge applicable to Fund shares sold by such Shareholder Servicing Agents.

  Occasionally, The One Group Services Company and Banc One Investment Advisors Corporation, at their own expense, will provide cash incentives to select Shareholder Servicing Agents. These cash payments may take of the form of, but are not limited to, an additional commission on the sale of Fund shares subject to a contingent deferred sales charge and finders' fees.


  Select Shareholder Servicing Agents who sell over $1 million of Class A shares of the Ultra Short-Term Bond, the Short-Term Bond Fund, the Treasury and Agency Fund, the Short-Term Municipal Bond Fund, the Equity Index Fund, and the Market Expansion Index Fund, receive a 50 basis points finder's fee. For sales over $10 million, such select Shareholder Servicing Agents receive a 25 basis points finder's fee.


  Select Shareholder Servicing Agents who sell over $1 million of Class A shares of the Equity Funds (other than the Equity Index Fund and the Market Expansion Index Fund) and the Bond Funds (other than Ultra Short-Term Bond, the Short-Term Bond Fund, and the Treasury and Agency Fund) receive a 1% finder's fee. For sales over $5 million to $10 million, such select Shareholder Servicing Agent receive a 50 basis points. For sales over $10 million, such select Shareholder Servicing Agent receive a 25 basis points finder's fee.


  One Group Mutual Funds is included as an investment option in wrap accounts, asset allocation accounts, "fund supermarkets" and other similar arrangements. Brokers operating such arrangement are compensated under the Trust's 12b-1 Plans. On occasion, the fees charged by such brokers exceed the amount of the 12b-1 fee approved under the Plans. As a result, Banc One Investment Advisors Corporation pays the difference out of its bona fide profits. In the most recent fiscal year, Charles Schwab & Company, National Financial Services, and Bear Stearns & Co. received such compensation.

Custodian, Transfer Agent, and Dividend Disbursing Agent

  Cash and securities owned by the Funds of the Trust are held by State Street Bank and Trust Company, P.O. Box 8528, Boston, Massachusetts 02266-8528, ("STATE STREET") as Custodian. State Street serves the respective Funds as Custodian pursuant to a Custodian Agreement with the Trust (the "CUSTODIAN AGREEMENT"). Under the Custodian Agreement, State Street:

  (i)maintains a separate account or accounts in the name of each Fund;

  (ii)makes receipts and disbursements of money on behalf of each Fund;

  (iii)collects and receives all income and other payments and distributions on account of the Funds' portfolio securities;

  (iv)responds to correspondence from security brokers and others relating to its duties; and

  (v) makes periodic reports to the Trust's Board of Trustees concerning the Trust's operations. State Street may, at its own expense, open and maintain a sub-custody account or accounts on behalf of the Trust, provided that State Street shall remain liable for the performance of all of its duties under the Custodian Agreement.

  Rules adopted under the 1940 Act permit the Trust to maintain its securities and cash in the custody of certain eligible banks and securities depositories. The Trust intends to select foreign custodians or sub-custodians to maintain foreign securities of the International Funds pursuant to such rules, following a consideration of a number of factors, including, but not limited to, the reliability and financial stability of the institution; the ability of the institution to perform custodial services for the Trust; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and the risks of potential nationalization or expropriation of Trust assets. In addition, the 1940 Act requires that foreign bank sub-custodians, among other things have Shareholder equity in excess of $200 million, have no lien on the Trust's assets and maintain adequate and accessible records.

  State Street serves as Transfer Agent and Dividend Disbursing Agent for each Fund pursuant to Transfer Agency Agreements with the Trust (the "TRANSFER AGENCY AGREEMENT"). Under the Transfer Agency Agreements, State Street has agreed

  (i)to issue and redeem Shares of the Trust;

  (ii) to address and mail all communications by the Trust to its Shareholders, including reports to Shareholders, dividend and distribution notices, and proxy material for its meetings of Shareholders;

  (iii) to respond to correspondence or inquiries by Shareholders and others relating to its duties;

  (iv) to maintain Shareholder accounts and certain sub-accounts; and

  (v) to make periodic reports to the Trust's Board of Trustees concerning the Trust's operations.

The Subcustodian

  Bank One Trust Company, N.A. (the "Subcustodian") serves as Subcustodian in connection with the Trust's securities lending activities for domestic securities, pursuant to a Subcustodian Agreement between the Trust, State Street and the Subcustodian and a Securities Lending Agreement between the Trust, Banc One Investment Advisors, and the Subcustodian. The Subcustodian serves as Subcustodian in connection with the Trust's securities lending activities for international securities, pursuant to a Subcustodian Agreement between the Trust, State Street and the Subcustodian and a Securities Lending Agreement between the Trust, Banc One Investment Advisors, and the Subcustodian. The Subcustodian is an indirect subsidiary of Bank One Corporation and an affiliate of Banc One Investment Advisors. The Subcustodian is entitled to a fee from the Trust under the agreements, which is calculated on an annual basis and accrued daily, equal to:

Domestic Fee

  . .05% of the value of collateral received from the borrower for each securities loan of U.S. Government and Agency Securities; and

  . .10% of the value of collateral received from the borrower for each loan of equities and corporate bonds.

International Fee

  . .15% of the value received from the borrower for each loan of foreign securities.

Experts

  The financial statements for the fiscal year ended June 30, 2001 have been audited by PricewaterhouseCoopers LLP, 100 East Broad Street, Columbus, Ohio 43215, independent public accountants to the Trust, as indicated in their reports with respect thereto, and are incorporated herein by reference, in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports.

  The financial statements for the predecessor Fund of the Kentucky Municipal Bond Fund, the Trademark Kentucky Municipal Bond Fund, for the period from February 1, 1994 to January 19, 1995 were audited by the predecessor auditors for such Funds.

  The financial statements for the Predecessor Funds for the period ended December 31, 1998, were audited by the predecessor auditors for such Funds.

  The Financial Statements for the periods or years ended December 31, 1995 and prior with respect to the predecessors of the Small Cap Value Fund, the Income Bond Fund, and the Tax-Free Bond Fund were audited by the predecessor auditors for such Funds.



  The law firm of Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005 is counsel to the Trust. Ropes & Gray has rendered legal services to Bank One Corporation and its subsidiary banks in the past. However, Ropes & Gray no longer renders legal services to Bank One Corporation or its subsidiary banks.

                             ADDITIONAL INFORMATION

Description of Shares

  The Trust is a Massachusetts Business Trust. The Trust's Declaration of Trust was filed with the Secretary of State of the Commonwealth of Massachusetts on May 23, 1985 and authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, without par value. The Trust's Declaration of Trust authorizes the Board of Trustees to establish one or more series of Shares of the Trust, and to classify or reclassify any series into one or more classes by setting or changing in any one or more respects the preferences, designations, conversion, or other rights, restrictions, or limitations as to dividends, conditions of redemption, qualifications, or other terms applicable to the Shares of such class, subject to those matters expressly provided for in the Declaration of Trust, as amended, with respect to the Shares of each series of the Trust. The Trust presently includes 48 series of Shares, which represent interests in the following:


1.The Prime Money Market Fund;
2.The U.S. Treasury Securities Money Market Fund;
3.The Municipal Money Market Fund;
4.The Ohio Municipal Money Market Fund;
5.The Equity Income Fund;
6.The Mid Cap Value Fund;
7.The Mid Cap Growth Fund;
8.The Diversified Equity Fund;
9.The Small Cap Growth Fund;
10.The Large Cap Value Fund;
11.The Large Cap Growth Fund;
12.The International Equity Index Fund;
13.The Equity Index Fund;
14.The Balanced Fund;
15.The Technology Fund;



16.The Income Bond Fund;


17.The Short-Term Bond Fund;


18.The Intermediate Bond Fund;


19.The Government Bond Fund;


20.The Ultra Short-Term Bond Fund;


21.The High Yield Bond Fund;


22.The Investor Growth Fund;


23.The Investor Growth & Income Fund;


24.The Investor Conservative Growth Fund;


25.The Investor Balanced Fund;


26.The Municipal Income Fund;


27.The Intermediate Tax-Free Bond Fund;


28.The Ohio Municipal Bond Fund;


29.The West Virginia Municipal Bond Fund;


30.The Kentucky Municipal Bond Fund;


31.The Louisiana Municipal Bond Fund;


32.The Arizona Municipal Bond Fund;


33.The Treasury Only Money Market Fund;


34.The Government Money Market Fund;




35.The Institutional Prime Money Market Fund;


36.The Treasury & Agency Fund;


37.The Small Cap Value Fund;


38.The Diversified Mid Cap Fund;


39.The Diversified International Fund;


40.The Market Expansion Index Fund;


41.The Bond Fund;


42.The Short-Term Municipal Bond Fund;

43.The Tax-Free Bond Fund;


44.The Michigan Municipal Bond Fund;


45.The Michigan Municipal Money Market Fund;




46.The U.S. Government Securities Money Market Fund;




47.The Mortgage-Backed Securities Fund; and


48.The Health Sciences Fund


  Generally, the Funds of the Trust (other than the Institutional Money Market Funds and the Money Market Funds) offer shares in four separate classes: Class I Shares, Class A Shares, Class B and Class C Shares. The Institutional Money Market Funds may offer Class S Shares and Administrative Class Shares. Certain of the Money Market Funds offer Service Class Shares. The classes of shares currently offered by the Funds can be found under the topic "The Trust" at the beginning of this Statement of Additional Information. In addition, please read the relevant Prospectuses for the Funds for more details.


  Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Trust's Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, Shares of a Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.


  Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Trust voting without regard to series.

  Class A Shares, Class B Shares, Class C Shares, Service Class Shares, Class S Shares, and Administrative Class Shares of a Fund each have exclusive voting rights with respect to matters pertaining to the Fund's Distribution Plan.


Shareholder and Trustee Liability

  Under Massachusetts law, holders of units of beneficial interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Trust's Declaration of Trust provides that Shareholders shall not be subject to any personal liability for the obligations of the Trust, and that every written agreement, obligation, instrument, or undertaking made by the Trust shall contain a provision to the effect that the Shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his being or having been a Shareholder. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any Shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

  The Declaration of Trust states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of the Trust or the conduct of the Trust's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.

1. Class C Shares are currently not available for purchase in all Funds of the Trust.

Performance

  From time to time, the Funds may advertise yield, total return and/or distribution rate. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period is generated over a one-year period and is shown as a percentage of the investment.

  Total return is the change in value of an investment in a Fund over a given period, assuming reinvestment of any dividends and capital gains. A cumulative total return reflects an actual rate of return over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.

  The distribution rate is computed by dividing the total amount of the dividends per share paid out during the past period by the maximum offering price or month-end net asset value depending on the class of a Fund. This figure is then "annualized" (multiplied by 365 days and divided by the applicable number of days in the period).

  Funds with a front-end sales charge would incorporate the offering price into the distribution yield in place of month-end net asset value.

  Distribution rate is a measure of the level of income paid out in cash to Shareholders over a specified period. It differs from yield and total return and is not intended to be a complete measure of performance. Furthermore, the distribution rate may include return of principal and/or capital gains. Total return is the change in value of a hypothetical investment over a given period assuming reinvestment of dividends and capital gain distributions. The yield refers to the cumulative 30-day rolling net investment income, divided by maximum offering price and multiplied by average shares outstanding during this period.

  Further information about the performance of each class of the Funds is contained in the Trust's Annual Report to Shareholders for One Group Mutual Funds. Copies of the Annual Report may be obtained without charge by calling 1-800-480-4111.

Calculation of Performance Data

  The 7-Day yield for the Money Market Funds and the Institutional Money Market Funds was computed with respect to each class of Shares by determining the percentage net change, excluding capital changes, in the value of an investment in one Share of the particular class of the Fund over the base period, and multiplying the net change by 365/7 (or approximately 52 weeks). The effective yield of each class of each Fund represents a compounding of the yield by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result. The 30 Day yield for the Money Market Funds and the Institutional Money Market Funds was computed with respect to each class of Shares by taking the sum of the last 30 days factors divided by 30 days times 365 days times 100.

                               MONEY MARKET FUNDS


                            Inception   7-Day Yield 30-Day Yield
Class I Shares            Date of Class   6/30/01     6/30/01
------------------------  ------------- ----------- ------------
U.S. Treasury Securities
 Money Market...........    08/01/85
Prime Money Market......    08/01/85
Municipal Money Market..    06/04/87
Ohio Municipal Money
 Market(1)..............    06/09/93
Michigan Municipal Money
 Market.................    03/30/96
Treasury Only Money Mar-
 ket....................    04/16/93
Government Money Market.    06/14/93
Institutional Prime
 Money Market...........    04/19/99
U.S. Government Securi-
 ties Money Market......    03/16/01
                            Inception   7-Day Yield 30-Day Yield
Class A Shares            Date of Class   6/30/01     6/30/01
------------------------  ------------- ----------- ------------
U.S. Treasury Securities
 Money Market...........    02/18/92
Prime Money Market......    02/18/92
Municipal Money Market..    02/18/92
Ohio Municipal Money
 Market(1)..............    01/26/93
Michigan Municipal Money
 Market(1)..............    01/31/91
Cash Management Money
 Market.................    01/17/95
U.S. Government Securi-
 ties Money Market......    03/16/01
                            Inception   7-Day Yield 30-Day Yield
Class B Shares            Date of Class   6/30/01     6/30/01
------------------------  ------------- ----------- ------------
U.S. Treasury Securities
 Money Market...........    11/21/96
Prime Money Market......    11/12/96
                            Inception   7-Day Yield 30-Day Yield
Class C Shares            Date of Class   6/30/01     6/30/01
------------------------  ------------- ----------- ------------
U.S. Treasury Securities
 Money Market...........    02/18/98
Prime Money Market......     5/31/00
                            Inception   7-Day Yield 30-Day Yield
Class S Shares            Date of Class   6/30/01     6/30/01
------------------------  ------------- ----------- ------------
Institutional Prime
 Money Market...........     4/10/00
Treasury Only Money Mar-
 ket....................     4/10/00
Government Money Market.     4/10/00

(1)A portion of the income may be subject to alternative minimum tax.

                            Inception   7-Day Yield 30-Day Yield
Service Class Shares      Date of Class   6/30/01     6/30/01
------------------------  ------------- ----------- ------------
Prime Money Market......    04/16/99
U.S. Treasury Securities
 Money Market...........    04/16/99
Municipal Money Market..    04/16/99


  The tax equivalent yields for the classes of the Municipal Money Market, Ohio Municipal Money Market, and Michigan Municipal Money Market Funds are computed by dividing that portion of the Fund's yield (with respect to a particular class) which is tax-exempt by 1 minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund (with respect to a particular class) that is not tax-exempt. The tax equivalent yields for the classes of the Municipal Money Market Funds contained in the following paragraph were computed based on an assumed effective federal income tax rate of 39.6%. The tax equivalent effective yield for the classes of the Municipal Money Market Fund, Ohio Municipal Money Market Fund, and the Michigan Money Market Fund are computed by dividing that portion of the effective yield of the Fund (with respect to a particular class) which is tax-exempt by 1 minus a stated income tax rate and adding the product to that portion, if any, of the effective yield of the Fund (with respect to a particular class) that is not tax-exempt.

                              TAX-EQUIVALENT YIELD


                                                               7 Day
                                                               Yield   28% 39.6%
Class I Shares                                                06/30/01 Tax  Tax
------------------------------------------------------------- -------- --- -----
Municipal Money Market.......................................
Ohio Municipal Money Market..................................
Michigan Municipal Money Market*.............................
                                                               7 Day
                                                               Yield   28% 39.6%
Class A Shares                                                6/30/01  Tax  Tax
------------------------------------------------------------- -------- --- -----
Municipal Money Market.......................................
Ohio Municipal Money Market..................................
Michigan Municipal Money Market*.............................


*Prior to the consolidation with the Fund, the Predecessor Fund had a fiscal year end of 12/31/98.

  The performance of the Funds may be compared in publications to the performance of various indices and investments (such as other mutual funds) for which reliable performance data is available, as well as averages, performance rankings or other information prepared by recognized mutual fund statistical services, as set forth below.

  Performance information showing a Fund's total return and/or 30-day yield with respect to a particular class may be presented from time to time in advertising and sales literature regarding the Equity Funds, the Bond Funds, the Funds of Funds, and the Municipal Bond Funds. A 30-day yield is calculated by dividing the net investment income per-share earned during the 30-day base period by the maximum offering price per share on the last day of the period, according to the following formula:

   30-Day Yield    =      a-b
                          ---
                     2[(cd +1)6-1]


  In the above formula, "a" represents dividends and interest earned by a particular class during the 30-day base period; "b" represents expenses accrued to a particular class for the 30-day base period (net of reimbursements); "c" represents the average daily number of Shares of a particular class outstanding during the 30-day base period that were entitled to receive dividends; and "d" represents the maximum offering price per share of a particular class on the last day of the 30-day base period.

  From time to time the tax equivalent 30-day yield of a particular class of a Municipal Bond Fund may be presented in advertising and sales literature. The tax equivalent 30-day yield will be computed by dividing that portion of a Fund's yield (respecting a particular class) which is tax-exempt by 1 minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund (respecting a particular class) that is not tax-exempt. The tax equivalent 30-day yields for a Municipal Bond Fund (respecting a particular class) will, unless otherwise noted, be computed based on an assumed effective federal income tax rate of 31%.

  A Fund's respective cumulative total return and average annual total return was determined by calculating the change in the value of a hypothetical $1,000 investment in a particular class of the Fund for each of the periods shown. Cumulative total return for a particular class of a Fund is computed by determining the rate of return over the applicable period that would equate the initial amount invested to the ending redeemable value of the investment. The cumulative return is calculated as the total dollar increase or decrease in the value of an account assuming reinvestment of all distributions divided by the original initial investment. The average annual return for a particular class of a Fund is computed by determining the average annual compounded rate of return over the applicable period that would equate the initial amount invested to the ending redeemable value of the investment. The ending redeemable value includes dividends and capital gain distributions reinvested at net asset value. The resulting percentages indicated the positive or negative investment results that an investor would have experienced from changes in share price and reinvestment of dividends and capital gains distributions.

  Performance information showing a Fund's and/or particular Class's distribution rate may be presented from time to time in advertising and sales literature regarding the Bond Funds and Equity Funds. The distribution rate is calculated as follows:

   distribution
    yield             = a/(b) x 365
                        -----------
                             c

  In the formula, "a" represents dividends distributed by a particular class during that period; "b" represents month end offer price or net asset value for a particular class; "c" represents the number of days in the period being calculated. "365" is the number of days in a year, used to annualize the distribution yield.

  Performance will fluctuate from time to time and is not necessarily representative of future results. Accordingly, a Fund's performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Performance is a function of a Fund's quality, composition, and maturity, as well as expenses allocated to the Fund. Fees imposed upon customer accounts at a bank, with regard to Class I Shares and Service Class Shares, or a Participating Organization, with regard to Class A and Class B Shares, will reduce a Fund's effective yield to customers. Performance data for the Funds through June 30, 2001 (calculated as described above) is as follows:

                                 CLASS I SHARES

Fixed Income Funds

Average Annual Total Return as of 6/30/01



                                       Performance                                   30-Day
                           Inception    Inception                                     SEC
                         Date of Class    Date     Life 1 Year 3 Year 5 Year 10 Year Yield
                         ------------- ----------- ---- ------ ------ ------ ------- ------
Short-Term Bond.........   09/04/90     09/04/90
Intermediate Tax-
 Free(2)................   09/04/90     09/04/90
Ohio Municipal Bond(2)..   07/02/91     07/02/91
Municipal Income(2).....   02/09/93     02/09/93
Government Bond.........   02/08/93     02/08/93
Ultra Short-Term Bond...   02/02/93     02/02/93
Kentucky Municipal
 Bond(2)(32)............   03/12/93     03/12/93
Louisiana Municipal
 Bond(33)...............   03/26/96     12/29/89
West Virginia Municipal
 Bond(1),(2)............   01/20/97     12/31/83
Arizona Municipal
 Bond(2)................   01/20/97     11/30/79
Treasury & Agency(1)....   01/20/97     04/30/88
Income Bond(4)(25)......   03/05/93     03/05/93
Intermediate
 Bond(5)(23)............   06/01/91     12/31/83
Bond(5).................   06/01/91     12/31/83
Short-Term Municipal
 Bond(5)(28)............   05/04/98     05/04/98
Tax-Free Bond(6)(30)....   02/01/95     03/01/88
Michigan Municipal
 Bond(2)(34)............   02/01/93     02/01/93
Mortgage-Backed
 Securities(40).........   08/18/00     12/31/83
High Yield Bond.........   11/13/98     11/13/98


Equity Funds

Average Annual Total Return as of 6/30/01



                                         Performance                                   30-Day
                             Inception    Inception                                     SEC
                           Date of Class    Date     Life 1 Year 3 Year 5 Year 10 Year Yield
                           ------------- ----------- ---- ------ ------ ------ ------- ------
Mid Cap Value............    03/02/89     03/02/89
Equity Income............    07/02/87     07/02/87
Equity Index.............    07/02/91     07/02/91
Large Cap Value..........    03/01/91     03/01/91
Mid Cap Growth...........    03/02/89     03/02/89
International Equity
 Index(3)................    10/28/92     10/28/92
Balanced.................    04/02/93     04/02/93
Large Cap Growth.........    02/28/92     02/28/92
Small Cap Growth(15).....    07/01/91     07/01/91
Diversified Equity(16)...    03/26/96     12/29/89
Small Cap
 Value(4),(5),(17).......    01/27/95     06/30/72
Diversified Mid Cap(5)...    06/01/91     12/31/83
Diversified
 International(3)(5)(19).    12/03/94     04/30/86
Market Expansion
 Index(5)(20)............    07/31/98     07/31/98
Health Sciences..........    03/23/01     03/23/01


Funds of Funds

Average Annual Total Return as of 6/30/01



                                       Performance                                   30-Day
                           Inception    Inception                                     SEC
                         Date of Class    Date     Life 1 Year 3 Year 5 Year 10 Year Yield
                         ------------- ----------- ---- ------ ------ ------ ------- ------
Investor Conservative
 Growth.................   12/10/96     12/10/96
Investor Balanced.......   12/10/96     12/10/96
Investor Growth &
 Income.................   12/10/96     12/10/96
Investor Growth.........   12/10/96     12/10/96

                                CLASS A SHARES

Fixed Income Funds

Average Annual Total Return as of 6/30/01



                                        Performance                                   30-Day
                            Inception    Inception                                     SEC
                          Date of Class    Date     Life 1 Year 3 Year 5 Year 10 Year Yield
                          ------------- ----------- ---- ------ ------ ------ ------- ------
Short-Term Bond(22).....    02/18/92     09/04/90
With Sales Charge.......
Intermediate Tax-
 Free(2)(29)............    02/18/92     08/04/90
With Sales Charge.......
Ohio Municipal
 Bond(2)(35)............    02/18/92     07/02/91
With Sales Charge.......
Municipal Income(2)(31).    02/23/93     02/09/93
With Sales Charge.......
Government Bond(26).....    03/05/93     02/08/93
With Sales Charge.......
Ultra Short-Term
 Bond(21)...............    03/10/93     02/02/93
With Sales Charge.......
Kentucky Municipal
 Bond(2)(32)............    01/20/95     03/12/93
With Sales Charge.......
Louisiana Municipal
 Bond(2)................    12/29/89     12/29/89
With Sales Charge.......
West Virginia Municipal
 Bond(1)(2).............    01/20/97     12/31/83
With Sales Charge.......
Arizona Municipal
 Bond(1)(2).............    01/20/97     11/30/79
With Sales Charge.......
Treasury & Agency(1)....    01/20/97     04/30/88
With Sales Charge.......
Bond(5)(24).............    05/01/92     12/31/83
With Sales Charge.......
Income Bond(4)(25)......    03/05/93     03/05/93
With Sales Charge.......
Intermediate
 Bond(5)(23)............    05/01/92     12/31/83
With Sales Charge.......
Short-Term Municipal
 Bond(28)...............    05/04/98     05/04/98
With Sales Charge.......
Tax-Free Bond(6)(30)....    03/01/88     03/01/88
With Sales Charge.......
Michigan Municipal
 Bond(2)(34)............    02/01/93     02/01/93
With Sales Charge.......
High Yield Bond.........    11/13/98     11/13/98
With Sales Charge.......
Mortgage-Backed
 Securities (40)........    08/18/00     12/31/83
With Sales Charge.......

Equity Funds

Average Annual Total Return as of 6/30/01



                                         Performance                                   30-Day
                             Inception    Inception                                     SEC
                           Date of Class    Date     Life 1 Year 3 Year 5 Year 10 Year Yield
                           ------------- ----------- ---- ------ ------ ------ ------- ------
Mid Cap Value(7).........    02/18/92     03/02/89
With Sales Charge........
Equity Income(8).........    02/18/92     07/02/87
With Sales Charge........
Equity Index(9)..........    02/18/92     07/02/91
With Sales Charge........
Large Cap Value(10)......    02/18/92     03/01/91
With Sales Charge........
Mid Cap Growth(11).......    02/18/92     03/02/89
With Sales Charge........
International Equity
 Index(3)(12)............    04/23/93     10/28/92
With Sales Charge........
Balanced.................    04/02/93     04/02/93
With Sales Charge........
Large Cap Growth(14).....    02/22/94     02/28/92
With Sales Charge........
Small Cap Growth(15).....    07/01/91     07/01/91
With Sales Charge........
Diversified Equity(16)...    12/29/89     12/29/89
With Sales Charge........
Small Cap
 Value(4)(5)(17).........    01/27/95     06/30/72
With Sales Charge........
Diversified Mid
 Cap(5)(18)..............    05/01/92     12/31/83
With Sales Charge........
Diversified
 International(3)(5)(19).    12/03/94     04/30/86
With Sales Charge........
Market Expansion
 Index(20)...............    07/31/98     07/31/98
With Sales Charge........


Funds of Funds

Average Annual Total Return as of 6/30/01



                                       Performance                                   30-Day
                           Inception    Inception                                     SEC
                         Date of Class    Date     Life 1 Year 3 Year 5 Year 10 Year Yield
                         ------------- ----------- ---- ------ ------ ------ ------- ------
Investor Conservative
 Growth.................   12/10/96     12/10/96
With Sales Charge.......
Investor Balanced.......   12/10/96     12/10/96
With Sales Charge.......
Investor Growth &
 Income.................   12/10/96     12/10/96
With Sales Charge.......
Investor Growth.........   12/10/96     12/10/96
With Sales Charge.......

                                 CLASS B SHARES

Fixed Income

Average Annual Total Return as of 06/30/01



                                        Performance                                   30-Day
                            Inception    Inception                                     SEC
                          Date of Class    Date     Life 1 Year 3 Year 5 Year 10 Year Yield
                          ------------- ----------- ---- ------ ------ ------ ------- ------
Short-Term Bond(22).....    01/14/94     09/04/90
With Sales Charge.......
Intermediate Tax-
 Free(2)(29)............    01/14/94     09/04/90
With Sales Charge.......
Ohio Municipal
 Bond(2)(35)............    01/14/94     07/02/91
With Sales Charge.......
Municipal Income(2)(31).    01/14/94     02/09/93
With Sales Charge.......
Government Bond(26).....    01/14/94     02/08/93
With Sales Charge.......
Ultra Short-Term
 Bond(21)...............    01/14/94     02/02/93
With Sales Charge.......
Kentucky Municipal
 Bond(2)(32)............    03/16/95     03/12/93
With Sales Charge.......
Louisiana Municipal
 Bond(2)(33)............    09/16/94     12/29/89
With Sales Charge.......
West Virginia Municipal
 Bond(1)(2).............    01/20/97     12/31/83
With Sales Charge.......
Arizona Municipal
 Bond(1)(2).............    01/20/97     11/30/79
With Sales Charge.......
Treasury & Agency(1)....    01/20/97     04/30/88
With Sales Charge.......
Income Bond(4)(25)......    05/31/95     03/05/93
With Sales Charge.......
Intermediate
 Bond(5)(23)............    09/23/96     12/31/83
With Sales Charge.......
Bond(5)(24).............    08/26/96     12/31/83
With Sales Charge.......
Short-Term Municipal
 Bond(28)...............    05/04/98     05/04/98
With Sales Charge.......
Tax-Free Bond(6)(30)....    04/04/95     03/01/88
With Sales Charge.......
Michigan Municipal
 Bond(34)...............    09/23/96     02/01/93
With Sales Charge.......
High Yield Bond.........    11/13/98     11/13/98
With Sales Charge.......

Equity Funds

Average Annual Total Return as of 06/30/01



                                         Performance                                   30-Day
                             Inception    Inception                                     SEC
                           Date of Class    Date     Life 1 Year 3 Year 5 Year 10 Year Yield
                           ------------- ----------- ---- ------ ------ ------ ------- ------
Mid Cap Value(7).........    01/14/94     03/02/89
With Sales Charge........
Equity Income(8).........    01/14/94     07/02/87
With Sales Charge........
Equity Index(9)..........    01/14/94     07/02/91
With Sales Charge........
Large Cap Value(10)......    01/14/94     03/01/91
With Sales Charge........
Mid Cap Growth(11).......    01/14/94     03/02/89
With Sales Charge........
International Equity
 Index(3)(12)............    01/14/94     10/28/92
With Sales Charge........
Balanced(13).............    01/14/94     04/02/93
With Sales Charge........
Large Cap Growth(14).....    01/14/94     02/28/92
With Sales Charge........
Small Cap Growth(15).....    09/12/94     07/01/91
With Sales Charge........
Diversified Equity(16)...    09/09/94     12/29/89
With Sales Charge........
Small Cap
 Value(4)(5)(17).........    01/27/95     06/30/72
With Sales Charge........
Diversified Mid
 Cap(5)(18)..............    09/23/96     12/31/83
With Sales Charge........
Diversified
 International(3)(5)(19).    08/26/96     04/30/86
With Sales Charge........
Market Expansion
 Index(20)...............    07/31/98     07/31/98
With Sales Charge........
Health Sciences .........    03/23/01     03/23/01
With Sales Charge........

Fund of Funds

                                         Performance                                   30-Day
                             Inception    Inception                                     SEC
                           Date of Class    Date     Life 1 Year 3 Year 5 Year 10 Year Yield
                           ------------- ----------- ---- ------ ------ ------ ------- ------
Investor Conservative
 Growth..................    12/10/96     12/10/96
With Sales Charge........
Investor Balanced........    12/10/96     12/10/96
With Sales Charge........
Investor Growth & Income.    12/10/96     12/10/96
With Sales Charge........
Investor Growth..........    12/10/96     12/10/96
With Sales Charge........

                                 CLASS C SHARES

Fixed Income Funds

Average Annual Total Return as of 6/30/01



                                         Performance                                   30-Day
                             Inception    Inception                                     SEC
                           Date of Class    Date     Life 1 Year 3 Year 5 Year 10 Year Yield
                           ------------- ----------- ---- ------ ------ ------ ------- ------
Municipal Income(2)(31)..    11/04/97     02/09/93
With Sales Charge........
Intermediate Bond(5)(23).    03/22/99     12/31/83
With Sales Charge........
Government Bond(26)......    03/22/99     02/08/93
With Sales Charge........
High Yield Bond(27)......    03/22/99     11/13/98
With Sales Charge........
Income Bond(25)..........    05/30/00     03/05/93
With Sales Charge........
Bond(5)(24)..............    03/22/99     12/13/83
With Sales Charge........

Equity Funds

Average Annual Total Return as of 6/30/01

                                         Performance                                   30-Day
                             Inception    Inception                                     SEC
                           Date of Class    Date     Life 1 Year 3 Year 5 Year 10 Year Yield
                           ------------- ----------- ---- ------ ------ ------ ------- ------
Mid Cap Value(7).........    03/22/99     03/02/89
With Sales Charge........
Equity Income(8).........    11/04/97     07/02/87
With Sales Charge........
Equity Index(9)..........    11/04/97     07/02/91
With Sales Charge........
Large Cap Value(10)......    03/22/99     03/01/91
With Sales Charge........
Mid Cap Growth(11).......    11/04/97     03/02/89
With Sales Charge........
International Equity
 Index(3)(12)............    11/04/97     10/28/92
With Sales Charge........
Balanced(13).............    05/30/00     04/02/93
With Sales Charge........
Large Cap Growth(14).....    11/04/97     02/28/92
With Sales Charge........
Small Cap Growth(15).....    11/04/97     07/01/91
With Sales Charge........
Diversified Equity(16)...    11/04/97     12/29/89
With Sales Charge........
Small Cap Value(5)(17)...    03/22/99     06/30/72
With Sales Charge........
Diversified Mid Cap(18)..    03/22/99     12/31/83
With Sales Charge........
Diversified
 International(3)(5)(19).    03/22/99     04/30/86
With Sales Charge........
Market Expansion
 Index(20)...............    03/22/99     07/31/98
With Sales Charge........
Health Sciences..........    03/23/01     03/23/01
With Sales Charge........

Funds of Funds

Average Annual Total Return as of 6/30/01



                                       Performance                                   30-Day
                           Inception    Inception                                     SEC
                         Date of Class    Date     Life 1 Year 3 Year 5 Year 10 Year Yield
                         ------------- ----------- ---- ------ ------ ------ ------- ------
Investor Conservative
 Growth(36).............   07/01/97     12/10/96
With Sales Charge.......
Investor Balanced(37)...   07/01/97     12/10/96
With Sales Charge.......
Investor Growth &
 Income(38).............   07/01/97     12/10/96
With Sales Charge.......
Investor Growth(39).....   07/01/97     12/10/96
With Sales Charge.......

PERFORMANCE FOOTNOTES

(1) The quoted performance of these funds ("MUTUAL FUNDS") advised by Banc One Investment Advisors Corporation includes performance of certain (8) collective trust fund ("COMMINGLED") accounts for periods dating back to 12/31/83 for the West Virginia Municipal Bond Fund, 11/30/79 for the Arizona Municipal Bond, Fund and 4/30/88 for the Treasury & Agency Fund. Prior to the Mutual Funds' commencement of operations on 1/20/97, the Commingled accounts were adjusted to reflect the expenses associated with the Mutual Funds. The Commingled accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been registered, the Commingled accounts' performance may have been adversely affected.

 (2) A portion of the income may be subject to the federal alternative minimum tax.

 (3)  Foreign investing involves a greater degree of risk and volatility.

 (4) Prior to September 21, 1996, the predecessor of the Small Cap Value Fund and the Income Bond Fund had no operating history. Except as noted below, performance for periods prior to such date is represented by the performance of Prairie Special Opportunity and Prairie Intermediate Bond Funds, respectively. On September 21, 1996, the assets and liabilities of these Prairie Funds were transferred to the predecessors of the Small Cap Value Fund and the Income Bond Fund.

 (5) Performance of the predecessor to the Small Cap Value Fund for periods prior to January 27, 1995 is represented by performance of a common trust fund managed by First National Bank of Chicago before the effective date of the registration statement of the Fund. Performance of the predecessor to the Diversified Mid Cap Fund (6/1/91), the Diversified International Fund (12/3/94), the Intermediate Bond Fund (6/1/91), and the Bond Fund (6/1/91) or periods to the dates shown here (inception of the Funds under 1940 Act) is represented by performance of certain common trust funds managed by NBD before the effective date of the registration statement of these Funds. The common trust funds were not registered under the 1940 Act and were not subject to certain restrictions that are imposed by the 1940 Act and Sub-Chapter M of the Code. If the common trust funds had been registered under the 1940 Act, performance may have been adversely affected. The common trust funds did not charge any expenses. Performance of the common trust funds (other than the common trust fund that is the predecessor to the Diversified International Fund) has been restated to reflect the maximum operating expenses charged (absent waivers and expense reimbursements) by the predecessor Prairie Fund upon its inception on January 27, 1995 in the case of the Small Cap Value Fund or by the other Funds upon their inception, as the case may be. Performance of the common trust fund that is the predecessor to the Diversified International Fund has been restated to reflect actual operating expenses charged after waivers and expense reimbursements.

 (6) Performance for periods prior to September 14, 1996 is represented by the performance of the Prairie Municipal Bond Fund. On such date, the assets and liabilities of the Prairie Municipal Bond Fund were transferred to the predecessor of the Tax-Free Bond Fund.

 (7) Mid Cap Value Fund. For periods prior to the commencement of operations of Class A shares on February 18, 1992, Class A performance is based on Class I performance from March 2, 1989 to February 17, 1992. For periods prior to the commencement of operations of Class B shares on January 14, 1994, Class B performance is based on Class A from March 2, 1989 to January 13, 1994. For periods prior to the commencement of operations of Class C on March 22, 1999, Class C performance is based on Class B from March 2, 1989 to March 21, 1999. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

 (8) Equity Income Fund. For periods prior to the commencement of operations of Class A shares on February 18, 1992, Class A performance is based on Class I performance from July 2, 1987 to February 17, 1992. For periods prior to the commencement of operations of Class B shares on January 14, 1994, Class B performance is based on Class A from July 2, 1987 to January 13, 1994. For periods prior to the commencement of operations of Class C shares on November 4, 1997, Class C performance is based on Class B from July 2, 1987 to November 3, 1997. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

 (9) Equity Index Fund. For periods prior to the commencement of operations of Class A shares on February 18, 1992, Class A performance is based on Class I performance from July 2, 1991 to February 17, 1992. For periods prior to the commencement of operations of Class B shares on January 14, 1994, Class B performance is based on Class A from July 2, 1991 to January 13, 1994. For periods prior to the commencement of operations of Class C shares on November 4, 1997, Class C performance is based on Class B from July 2, 1991 to November 3, 1997. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

(10) Large Cap Value Fund. For periods prior to the commencement of operations of Class A shares on February 18, 1992, Class A performance is based on Class I performance from March 1, 1991 to February 17, 1992. For periods prior to the commencement of operations of Class B shares on January 14, 1994, Class B performance is based on Class A from March 1, 1991 to January 13, 1994. For periods prior to the commencement of operations of Class C shares on March 22, 1999, Class C performance is based on Class B from March 1, 1991 to March 21, 1999. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

(11) Mid Cap Growth Fund. For periods prior to the commencement of operations of Class A shares on February 18, 1992, Class A performance is based on Class I performance from March 2, 1989 to February 17, 1992. For periods prior to the commencement of operations of Class B shares on January 14, 1994, Class B performance is based on Class A from March 2, 1989 to January 13, 1994. For periods prior to the commencement of operations of Class C shares on November 4, 1997, Class C performance is based on Class B from March 2, 1989 to November 3, 1997. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

(12) International Equity Index Fund. For periods prior to the commencement of operations of Class A shares on April 23, 1993, Class A performance is based on Class I performance from October 28, 1992 to April 22, 1993. For periods prior to the commencement of operations of Class B shares on January 14, 1994, Class B performance is based on Class A from October 28, 1992 to January 13, 1994. For periods prior to the commencement of operations of Class C shares on November 4, 1997, Class C performance is based on Class B from October 28, 1992 to November 3, 1997. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

(13) Balanced Fund. For periods prior to the commencement of operations of Class B shares on January 14, 1994, Class B performance is based on Class A performance from April 2, 1993 to January 13, 1994. For periods prior to the commencement of operations of Class C shares on May 30, 2000, Class C performance is based on Class B from April 2, 1993 to May 29, 2000. Class B and C performance has been adjusted to reflect the differences in expenses and sales charges between classes.

(14) Large Cap Growth Fund. For periods prior to the commencement of operations of Class A shares on February 22, 1994, Class A performance is based on Class I performance from February 28, 1992 to February 21, 1994. For periods prior to the commencement of operations of Class B shares on January 14, 1994, Class B performance is based on Class A from February 28, 1992 to January 13, 1994. For periods prior to the commencement of operations of Class C shares on November 4, 1997, Class C performance is based on Class B from February 28, 1992 to November 3, 1997. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.


(15) Small Cap Growth Fund. The performance data includes the performance of the Paragon Gulf South Growth Fund for the period before its consolidation with the One Group Small Cap Growth Fund on March 26, 1996. For periods prior to the commencement of operations of Class I shares on March 26, 1996, Class I performance is based on Class A performance from July 1, 1991 to March 25, 1996, unadjusted for expenses and sales charges. For periods prior to the commencement of operations of Class B shares on September 12, 1994, Class B performance is based on Class A from July 1, 1991 to September 11, 1994. For periods prior to the commencement of operations of Class C shares on November 4, 1997, Class C performance is based on Class B from July 1, 1991 to November 3, 1997. Class B and C performance has been adjusted to reflect the differences in expenses and sales charges between classes.

(16) Diversified Equity Fund. The performance data includes the performance of the Paragon Value Equity Income Fund for the period before its consolidation with the One Group Diversified Equity Fund on March 26, 1996. For periods prior to the commencement of operations of Class I shares on March 26, 1996, Class I performance is based on Class A performance from December 29, 1989 to March 25, 1996, unadjusted for expenses and sales charges. For periods prior to the commencement of operations of Class B shares on September 9, 1994, Class B performance is based on Class A from December 29, 1989 to September 8, 1994. For periods prior to the commencement of operations of Class C shares on November 4, 1997, Class C performance is based on Class B from December 29, 1989 to November 3, 1997. Class B and C performance has been adjusted to reflect the differences in expenses and sales charges between classes.

(17) Small Cap Value Fund. The performance data includes the performance of a common trust fund, the predecessor to the Pegasus Small Cap Opportunity Fund, and the Pegasus Small Cap Opportunity Fund for the period prior to the consolidation with the One Group Small Cap Value Fund on March 22, 1999. For periods prior to the commencement of operations of Class I, Class A and Class B shares on January 27, 1995, performance is based on the common trust fund performance from June 30, 1972 to January 26, 1995. For periods prior to the commencement of operations of Class C shares on March 22, 1999, Class C performance is based on Class B performance from June 30, 1972 to March 21, 1999. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

(18) Diversified Mid Cap Fund. The performance data includes the performance of a common trust fund, the predecessor to the Pegasus Mid Cap Opportunity Fund, and the Pegasus Mid Cap Opportunity Fund for the period prior to the consolidation with the One Group Diversified Mid Cap Fund on March 22, 1999. For periods prior to the commencement of operations of Class A shares on May 1, 1992, Class A performance is based on the common trust fund performance from December 31, 1983 to May 31, 1991 and Class I performance from June 1, 1991 to April 30, 1992. For periods prior to the commencement of operations of Class B shares on September 23, 1996, Class B performance is based on Class A from December 31, 1983 to September 22, 1996. For periods prior to the commencement of operations of Class C shares on March 22, 1999, Class C performance is based on Class B from December 31, 1983 to March 21, 1999. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

(19) Diversified International Fund. The performance data includes the performance of a common trust fund, the predecessor to the Pegasus International Equity Fund, and the Pegasus International Equity Fund for the period prior to the consolidation with One Group Diversified International Fund on March 22, 1999. For periods prior to the commencement of operations of Class B shares on August 26, 1996, Class B performance is based on the common trust fund performance from April 30, 1986 to December 2, 1994 and Class A performance from December 3, 1994 to August 25, 1996. For periods prior to the commencement of operations of Class C shares on March 22, 1999, Class C performance is based on Class B from April 30, 1986 to March 21, 1999. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.


(20) Market Expansion Index Fund. One Group Market Expansion Index Fund consolidated with the Pegasus Market Expansion Index Fund on March 22, 1999. For financial reporting purposes, the Pegasus Market Expansion Index Fund was considered the accounting survivor. For periods prior to the commencement of operations of Class C shares on March 22, 1999, Class C performance is based on Class B performance from July 31, 1998 to March 21, 1999. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

(21) Ultra Short-Term Bond Fund. For periods prior to the commencement of operations of Class A shares on March 10, 1993, Class A performance is based on Class I performance from February 2, 1993 to March 9, 1993. For periods prior to the commencement of operations of Class B shares on January 14, 1994, Class B performance is based on Class A from February 2, 1993 to January 13, 1994. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

(22) Short-Term Bond Fund. For periods prior to the commencement of operations of Class A shares on February 18, 1992, Class A performance is based on Class I performance from September 4, 1990 to February 17, 1992. For the periods prior to the commencement of operations of Class B shares on January 14, 1994, Class B performance is based on Class A from September 4, 1990 to January 13, 1994. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

(23) Intermediate Bond Fund. The performance information for One Group Intermediate Bond Fund for periods prior to March 22, 1999, reflects the performance of a common trust fund, the predecessor to the Pegasus Intermediate Bond Fund, and the Pegasus Intermediate Bond Fund. One Group Intermediate Bond Fund consolidated with the Pegasus Intermediate Bond Fund on March 22, 1999. For financial reporting purposes, the Pegasus Intermediate Bond Fund was considered the accounting survivor. For periods prior to the commencement of operations of Class A shares on May 1, 1992, Class A performance is based on common trust fund performance from December 31, 1983 to May 31, 1991 and Class I performance from June 1, 1991 to April 30, 1992. For periods prior to the commencement of operations of Class B shares on September 23, 1996, Class B performance is based on Class A from December 31, 1983 to
   September 22, 1996. For periods prior to the commencement of operations of Class C shares on March 22, 199, Class C performance is abased on Class B from December 31, 1983 to March 21, 1999. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

(24) Bond Fund. The performance information for One Group Bond Fund includes the performance of a common trust fund, to the predecessor to the Pegasus Bond Fund, and the Pegasus Bond Fund for the period prior to the consolidation with the One Group Bond Fund on March 22, 1999. For periods prior to the commencement of operations of Class A shares on May 1, 1992, Class A performance is based on common trust fund performance from December 31, 1983 to May 31, 1991 and Class I performance from June 1, 1991 to April 30, 1992. For periods prior to the commencement of operations of Class B shares on August 26, 1996, Class B performance is based on Class A from December 31, 1983 to August 25, 1996. For periods prior to the commencement of operations of Class C shares on March 22, 1999, Class C shares performance is based on Class B from December 31, 1983 to March 21, 1999. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

(25) Income Bond Fund. One Group Income Bond Fund consolidated with the Pegasus Multi-Sector Bond Fund on March 22, 1999. For financial reporting purposes, the Pegasus Multi-Sector Bond Fund was the accounting survivor. The performance information for One Group Income Bond Fund for periods prior to March 22, 1999 reflects the performance of the Pegasus Multi-Sector Bond Fund. On December 2, 1994, the Fund terminated its offering of Class B shares and such shares converted to Class A shares. The Fund re-offered class B shares on May 31, 1995. For periods prior to the re-offering of Class B shares on May 31, 1995, Class B performance is based on Class A performance from March 5, 1993 to May 30, 1995. For periods prior to the commencement of operations of Class C shares on May 30, 2000, Class C performance is based on Class B from March 5, 1993 to May 29, 2000. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

(26) Government Bond Fund. For periods prior to the commencement of operations of Class A shares on March 5, 1993, Class A performance is based on Class I performance from February 8, 1993 to March 4, 1993. For the periods prior to the commencement of operations of Class B shares on January 14, 1994, Class B performance is based on Class A from February 8, 1993 to January 13, 1994. For periods prior to the commencement of operations of Class C shares on March 22, 1999, Class C performance is based on Class B from February 8, 1993 to March 21, 1999. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

(27) High Yield Bond Fund. Prior to the commencement of operations of Class C shares on March 22, 1999, the performance of Class C is based on Class B adjusted to reflect the differences in expenses and sales charges between classes.

(28) Short-Term Municipal Bond Fund. The performance data includes the performance of the Pegasus Short Municipal Bond Fund for the period before it was consolidated with One Group Short-Term Municipal Bond Fund on March 22, 1999.

(29) Intermediate Tax-Free Bond Fund. For periods prior to the commencement of operations of Class A shares on February 18, 1992, Class A performance is based on Class I performance from September 4, 1990 to February 17, 1992. For the periods prior to the commencement of operations of Class B shares on January 14, 1994, Class B performance is based on Class A from September 4, 1990 to January 13, 1994. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

(30) Tax-Free Bond Fund. The performance data includes the performance of the Pegasus Municipal Bond Fund for the period before it was consolidated with One Group Tax-Free Bond Fund on March 22, 1999. For periods prior to the commencement of operations of Class I shares on February 1, 1995, Class I performance is based on Class A performance from March 1, 1988 to January 31, 1995 unadjusted for expenses and sales charges. For periods prior to the commencement of operations of Class B shares on April 4, 1995, Class B performance is based on Class A from

   March 1, 1988 to April 3, 1995. Class B performance has been adjusted to reflect the differences in expenses and sales charges between classes.

(31) Municipal Income Fund. For periods prior to the commencement of operations of Class A shares on February 23, 1993, Class A performance is based on Class I performance from February 9, 1993 to February 22, 1993. For periods prior to the commencement of operations of Class B shares on January 14, 1994, Class B performance is based on Class A from February 9, 1993 to January 13, 1994. For periods prior to the commencement of operations of Class C shares on November 4, 1997, Class C performance is based on Class B from February 9, 1993 to November 3, 1997. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

(32) Kentucky Municipal Bond Fund. The performance data includes the performance of the Trademark Kentucky Municipal Bond Fund for the period before it was consolidated with One Group Kentucky Municipal Bond Fund on January 20, 1995. For periods prior to the commencement of operations of Class A shares on January 20, 1995. Class A performance is based on Class I performance from March 12, 1993 to January 19, 1995. For periods prior to the commencement of operations of Class B shares on March 16, 1995, Class B performance is based on Class A from March 12, 1993 to March 15, 1995. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

(33) Louisiana Municipal Bond Fund. The above-quoted performance data includes the performance of the Paragon Louisiana Tax-Free Bond Fund for the period before it was consolidated with One Group Louisiana Municipal Bond Fund on March 26, 1996. For periods prior to the commencement of operations of Class I shares on March 26, 1996, Class I performance is based on Class A performance from December 29, 1989 to March 25, 1996 unadjusted for expenses and sales charges. For periods prior to the commencement of operations of Class B shares on September 16, 1994, Class B performance is based on Class A from December 29, 1989 to September 15, 1994. Class B performance has been adjusted to reflect the differences in expenses and sales charges between classes.

(34) Michigan Municipal Bond Fund. The performance data includes the performance of the Pegasus Michigan Municipal Bond Fund for the period before it was consolidated with One Group Michigan Municipal Bond Fund on March 22, 1999. Prior to the commencement of operations of Class B shares on September 23, 1996, the performance for Class B shares is based on Class A share performance adjusted to reflect the expenses and sales charges.

(35) Ohio Municipal Bond Fund. For periods prior to the commencement of operations of Class A shares on February 18, 1992, Class A performance is based on Class I performance from July 2, 1991 to February 17, 1992. For periods prior to the commencement of operations of Class B shares on January 14, 1994, Class B performance is based on Class A from July 2, 1991 to January 13, 1994. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

(36) Investor Conservative Growth Fund. For periods prior to the commencement of operations of Class C on July 1, 1997, the performance of Class C shares is based on Class B performance adjusted to reflect the differences in expenses and sales charges between classes.

(37) Investor Balanced Fund. For periods prior to the commencement of operations of Class C on July 1, 1997, the performance of Class C shares is based on Class B share performance adjusted to reflect the differences in expenses and sales charges between classes.

(38) Investor Growth & Income Fund. For periods prior to the commencement of operations of Class C on July 1, 1997, the performance of Class C shares is based on Class B performance adjusted to reflect the differences in expenses and sales charges between classes.

(39) Investor Growth Fund. For periods prior to the commencement of operations of Class C on July 1, 1997, the performance of Class C shares is based on Class B performance adjusted to reflect the differences in expenses and sales charges between classes.

(40) Mortgage-Backed Securities Fund. The quoted performance of the Fund for periods prior to August 18, 2000 is represented by performance of a common trust fund managed by Banc One Investment Advisors or its predecessors

   (the "Common Trust Fund") before the effective date of the registration statement of the Fund. The quoted performance is adjusted to reflect the estimated current fees of the Fund on a class by class basis absent any waivers. The Common Trust Fund was not registered under the 1940 Act and therefore was not subject to certain investment restrictions, limitations, and diversification requirements that are imposed by the 1940 Act and the Code. If the Common Trust Fund had been so registered, its performance might have been adversely affected.

   The above quoted performance for the Arizona Municipal Bond Fund, the West Virginia Municipal Bond Fund, and the Treasury & Agency Fund, respectively, includes the performance for the Arizona Municipal Bond Investment Fund, the West Virginia Municipal Bond Investment Fund and the Treasury Only Government Based Investment Trust, common trust funds managed by Banc One Investment Advisors (collectively the "CIFs"). The quoted performance of these Funds include performance of the corresponding CIFs for periods dating back to December 31, 1983 for the West Virginia Municipal Bond Fund, November 30, 1979 for the Arizona Municipal Bond Fund and April 30, 1988 for the Treasury & Agency Fund. Because the management of the Funds is materially identical as the CIFs, the quoted performance of the Funds will include the performance of the CIFs for the periods prior to January 20, 1997, the effectiveness of the Trust's registration statement as it relates to the Funds. The quoted performance will be adjusted to reflect the deduction of estimated current fees of the Funds on a class by class basis absent any waivers. The CIFs were not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and therefore were not subject to certain investment restrictions, limitations, and diversification requirements that are imposed by the 1940 Act and the Code. If the CIFs had been so registered, their performance might have been adversely affected.

   ADDITIONAL INFORMATION REGARDING PERFORMANCE

   The performance of each class of a Fund may from time to time be compared to that of other mutual funds tracked by mutual fund rating services, to that of broad groups of comparable mutual funds or to that of unmanaged indices that may assume investment of dividends but do not reflect deductions for administrative and management costs. Further, the performance of each class of a Fund may be compared to other funds or to relevant indices that may calculate total return without reflecting sales charges; in which case, a Fund may advertise its total return in the same manner. If reflected, sales charges would reduce these total return calculations.

   THE MONEY MARKET FUNDS and INSTITUTIONAL MONEY MARKET FUNDS may quote actual total return performance in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. The performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts, as monitored by the BANK RATE MONITOR, and those of corporate and government security price indices of various durations prepared by Shearson Lehman Brothers, Solomon Brothers, Inc. and the IBC/Donoghue organization. These indices are not managed for any investment goals.

   The Money Market Funds and Institutional Money Market Funds may also use comparative performance information computed by and available from certain industry and general market research and publications, such as Lipper Analytical Services, Inc. and i Money Net, Inc.

   Statistical and performance information compiled and maintained by CDA Technologies, Inc. and Interactive Data Corporation may also be used. CDA is a performance evaluation service that maintains a statistical database of performance, as reported by a diverse universe of independently-managed mutual funds. Interactive Data Corporation is a statistical access service that maintains a database of various industry indicators, such as historical and current price/earning information and individual stock and fixed income price and return information.

   Current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin
   H. 15), may also be used. Also current rate information on municipal debt obligations of various durations, as reported daily by the Bond Buyer, may also be used. The BOND BUYER is published daily and is an industry-accepted source for current municipal bond market information.

   Comparative information on the Consumer Price Index may also be included. This Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return on investment.

   Finally, the Money Market Funds and the Institutional Money Market Funds may include ratings of rating organizations (like Moody's Investors Service, Standard & Poor's Corporation, and Fitch IBCA) in advertising and other types of literature. The ratings of the Money Market Funds and the Institutional Money Market Funds as of October 17, 2000 were as follows:

     Moody's

        Aaa-    U.S. Government Securities Cash Management Money Market Fund
        Aaa-    Cash Management Money Market Fund
        Aaa-    Treasury Cash Management Money Market Fund
        Aaa-    Treasury Prime Cash Management Money Market Fund
        Aaa-    U.S. Treasury Securities Money Market Fund
        Aaa-    Treasury Only Money Market Fund
        Aaa-    Institutional Prime Money Market Fund
        Aaa-    Government Money Market Fund

     Standard & Poors

        AAAm-   Cash Management Money Market Fund
        AAAm-   Treasury Cash Management Money Market Fun
        AAAm-   Treasury Prime Cash Management Money Market Fund
        AAAm-   U.S. Government Securities Cash Management Money Market Fund
        AAAm-   Treasury Only Money Market Fund
        AAAm-   U.S. Treasury Securities Money Market Fund
        AAAm-   Institutional Prime Money Market Fund
        AAAm-   Institutional Government Money Market Fund

     Fitch IBCA

        AAA/V1+ Institutional Prime Money Market Fund

   The Equity, Bond and Municipal Bond Funds and the Funds of Funds may quote actual total return performance from time to time in advertising and other types of literature compared to results reported by the Dow Jones Industrial Average.

   The Dow Jones Industrial Average is an industry-accepted unmanaged index of generally conservative securities used for measuring general market performance. The performance reported will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The index does not take into account any brokerage commissions or other fees. Comparative information on the Consumer Price Index may also be included.

   The Equity Funds, the Bond Funds, the Municipal Bond Funds and the Funds of Funds may also promote the yield and/or total return performance and use comparative performance information computed by and available from certain industry and general market research and publications, such as Lipper Analytical Services, Inc.; they may also use indices, including those identified in the Prospectuses, such as the Standard & Poor's 400 Composite Stock Index, the Standard & Poor's 500 Composite Stock Index, the Standard & Poor's 600 Composite Stock Index, the Russell 2000, or the Morgan Stanley International European, Asian and Far East Gross Domestic Product Index for performance comparison. Statistical and performance information compiled and maintained by CDA Technologies, Inc. and Interactive Data Corporation may also be used.

   The Bond Funds, the Funds of Funds and the Balanced Fund may quote actual yield and/or total return performance in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. The performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts as monitored by Bank Rate Monitor, and those of corporate bond and government security price indices of various durations. Comparative information on the Consumer Price Index may also be included.

   The Bond Funds, the Funds of Funds and the Balanced Fund may also use comparative performance information computed by and available from certain industry and general market research and publications, as well as statistical and performance information, compiled and maintained by CDA Technologies, Inc. and Interactive Data Corporation.

   The Bond Funds, the Funds of Funds and the Balanced Fund may also use current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin
   H. 15). In addition, current rate information on municipal debt obligations of various durations, as reported daily by the Bond Buyer, may also be used.

Miscellaneous

  The Trust is not required to hold a meeting of Shareholders for the purpose of electing Trustees except that (i) the Trust is required to hold a Shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by Shareholders and
(ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the Shareholders, that vacancy may only be filled by a vote of the Shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of the Trust at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of Shares representing not less than 20% of the outstanding Shares of the Trust. Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

  As used in the Trust's Prospectuses and in this Statement of Additional Information, "assets belonging to a Fund" means the consideration received by the Trust upon the issuance or sale of Shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund by the Trust's Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. It is anticipated that the factor that will be used by the Board of Trustees in making allocations of general assets to particular Funds will be the relative net asset values of the respective Funds at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses in respect of that Fund, and with a share of the general liabilities and expenses of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund in proportion to the relative net asset values of the respective Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Trust to particular Funds will be determined by the Board of Trustees of the Trust and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees of the Trust as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive. As used in the Trust's Prospectuses and in this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Trust, a particular Fund, or a particular class of Shares of a Fund, means the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of the Trust, such Fund, or such class of Shares of such Fund, or (b) 67% or more of the Shares of the Trust, such Fund, or such class of Shares of such Fund present at a meeting at which the holders of more than 50% of the outstanding Shares of the Trust, such Fund, or such class of Shares of such Fund are represented in person or by proxy.

  The Trust is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Commission of the management or policies of the Trust.

  The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

  The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any State in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and Statement of Additional Information.

  As of October 3, 2001, Bank One Corporation, One Bank One Plaza, Chicago, Illinois 60670 (a Delaware Corporation) through Bank Subsidiaries, acting on behalf of their underlying accounts, held of record substantially all of the Class I Shares of the Trust, and possessed voting or investment power as follows:



                                                                      Percent of
                                                                      Beneficial
Fund                                                                  Ownership
--------------------------------------------------------------------- ----------
Arizona Municipal Bond Fund..........................................
Balanced Fund........................................................
Bond Fund............................................................
Diversified Equity Fund..............................................
Diversified International Fund.......................................
Diversified Mid Cap Fund.............................................
Equity Income Fund...................................................
Equity Index Fund....................................................
Government Bond Fund.................................................
Government Money Market Fund.........................................
Health Sciences Fund.................................................
High Yield Bond Fund.................................................
Income Bond Fund.....................................................
Institutional Prime Money Market Fund................................
Intermediate Bond Fund...............................................
Intermediate Tax-Free Bond Fund......................................
International Equity Index Fund......................................
Investor Balanced Fund...............................................
Investor Conservative Growth Fund....................................
Investor Growth Fund.................................................
Investor Growth and Income Fund......................................
Kentucky Municipal Bond Fund.........................................
Large Cap Growth Fund................................................
Large Cap Value Fund.................................................
Louisiana Municipal Bond Fund........................................
Market Expansion Index Fund..........................................
Michigan Municipal Bond Fund.........................................
Michigan Municipal Money Market Fund.................................
Mid Cap Growth Fund..................................................
Mid Cap Value Fund...................................................
Mortgage-Backed Securities Fund......................................
Municipal Income Fund................................................
Municipal Money Market Fund..........................................
Ohio Municipal Bond Fund.............................................
Ohio Municipal Money Market Fund.....................................
Prime Money Market Fund..............................................
Short-Term Municipal Bond Fund.......................................
Short-Term Bond Fund.................................................
Small Cap Growth Fund................................................
Small Cap Value Fund.................................................
Tax-Free Bond Fund...................................................
Technology Fund......................................................
Treasury & Agency Fund...............................................
Ultra Short-Term Bond Fund...........................................
U.S. Treasury Securities Money Market Fund...........................
West Virginia Municipal Bond Fund....................................


  As a result, Bank One Corporation may be deemed to be a "controlling person" of Class I Shares of each of the aforementioned Funds (other than the Funds marked with an asterisk) under the Investment Company Act of 1940.

  In addition, as of October   2001 the following persons were the owners of
more than 5% of the outstanding Shares of the following class of Shares of the following Funds (Shareholders designated by an asterisk hold 25% or more of a Class of a Fund. Such shareholders are "controlling persons" under the Investment Company Act of 1940:


 % Shareholders as of October 3, 2001



  Name
  and                                     Percentage of  Type of
  Address Fund/Class                        Ownership   Ownership
  ------- ----------                      ------------- ---------







  As a group, the Trustee and Officers of the Trust owned less than 1% of the Shares of each class of the Trust.

Financial Statements

  The financial statements of the Trust are incorporated by reference into this Statement of Additional Information. The financial statements for the fiscal year ended June 30, 2001 have been audited by PricewaterhouseCoopers LLP, independent public accountants to the Trust, as indicated in their reports with respect thereto, and are incorporated herein by reference in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports.

                       APPENDIX A--DESCRIPTION OF RATINGS

  The following is a summary of published ratings by major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Banc One Investment Advisors considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

  Unrated securities will be treated as non-investment grade securities unless Banc One Investment Advisors determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

Standard & Poor's Corporation ("S&P")

 A-1 Highest category of commercial paper. Capacity to meet financial commitment is strong. Obligations designated with a plus sign (+) indicate that capacity to meet financial commitment is extremely strong.

 A-2 Issues somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the capacity to meet financial commitments is satisfactory.
 A-3 Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

 B Regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

 C Currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

 D In payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch's IBCA, Duff & Phelps ("Fitch")

 F1 HIGHEST CREDIT QUALITY. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

 F2 GOOD CREDIT QUALITY. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

 F3 FAIR CREDIT QUALITY. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

 B SPECULATIVE. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

 C HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

 D   DEFAULT. Denotes actual or imminent payment default.

-------

 "+" or "-" may be appended to "F-1' rating to denote relative status within the "F1' rating category.

 "NR'       indicates that Fitch does not rate the issuer or issue in question.

Moody's Investors Service ("Moody's")

 Prime-1    Superior ability for repayment.

 Prime-2    Strong ability for repayment.

 Prime-3 Acceptable ability for repayment. The effect of industry characteristics and market compositions may be more pronounced.
            Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

 Not Prime  Does not fall within any of the Prime rating categories.

                          DESCRIPTION OF BANK RATINGS

Moody's

  These ratings represent Moody's opinion of a bank's intrinsic safety and soundness.

A    These banks possess exceptional intrinsic financial strength. Typically they will be major financial institutions with highly valuable and defensible business franchises, strong financial fundamentals, and a very predictable and stable operating environment.

B    These banks possess strong intrinsic financial strength. Typically, they will be institutions with valuable and defensible business franchises, good financial fundamentals, and a predictable and stable operating environment.

C    These banks possess adequate intrinsic financial strength. Typically, they will be institutions with more limited but still valuable and defensible business franchises. These banks will display either acceptable financial fundamentals within a predictable and stable operating environment, or good financial fundamentals within a less predictable and stable operating environment.

D    Banks rated D display modest intrinsic financial strength, potentially requiring some outside support at times. Such institutions may be limited by one or more of the following factors; a weak business franchise; financial fundamentals that are deficient in one or more respects; or an unpredictable and unstable operating environment.

E    Banks rated E display very modest intrinsic financial strength, with a higher likelihood of periodic outside support or an eventual need for outside assistance. Such institutions may be limited by one or more of the following factors: a weak and limited business franchise; financial fundamentals that are materially deficient in one or more respects; or a highly unpredictable or unstable operating environment.

Intermediate Categories

  Where appropriate, a "+" modifer will be appended to ratings below the "A" category and a "-" modifier will be appended to ratings above the "E" category to distinguish those banks that fall in intermediate categories.

                          DESCRIPTION OF BOND RATINGS

S&P

S&P's credit rating is a current opinion of an obligor's overall financial capacity (its creditworthiness) to pay its financial obligation.

 AAA         The highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

 AA          The obligor's capacity to meet its financial commitments on the obligation is very strong.

 A           The obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

 BBB         Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

 BB          Less vulnerable to nonpayment than other speculative issues. However, such issues face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

 B           More vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

 CCC         Currently vulnerable to nonpayment, and dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

 CC          Currently highly vulnerable to nonpayment.

 C           Used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

 D           In payment default. Used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. Also used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

 N.R.        Not Rated

Moody's

Investment Grade

 Aaa         Best quality. They carry the smallest degree of investment risk and are generally referred to as
             "gilt edged." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure.

 Aa High quality by all standards. Margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be greater, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

 A These bonds possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

 Baa These bonds are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Non-Investment Grade

 Ba          These bonds have speculative elements; their future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future.

 B           These bonds lack the characteristics of a desirable investment (i.e., potentially low assurance of timely interest and principal payments or maintenance of other contract terms over any long period of time may be small).

 Caa         Bonds in this category have poor standing and may be in default. These bonds carry an element of danger with respect to principal and interest payments.

 Ca          Speculative to a high degree and could be in default or have other marked shortcomings. C is the lowest rating.

 C           The lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch

Investment Grade

 AAA         HIGHEST CREDIT QUALITY. "AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments.
             This capacity is highly unlikely to be adversely affected by foreseeable events.

 AA          VERY HIGH CREDIT QUALITY. "AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

 A           HIGH CREDIT QUALITY. "A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

 BBB         GOOD CREDIT QUALITY. "BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

 BB          SPECULATIVE. "BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

 B           HIGHLY SPECULATIVE. "B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met: however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

 CCC,        HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is
 CC,         solely reliant upon sustained, favorable business or economic developments. A "CC' rating indicates
 C           that default of some kind appears probable. "C' ratings signal imminent default.

 DDD,        DEFAULT. The ratings of obligations in this category are based on their prospects for achieving
 DD,         partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery
 D           values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD' indicates potential recoveries in the range of 50%-
             90% and "D' the lowest recovery potential, i.e., below 50%

                        DESCRIPTION OF INSURANCE RATINGS

Moody's

  These ratings represent Moody's opinions of the ability of insurance companies to pay punctually senior policyholder claims and obligations.

 Aaa         Insurance companies rated in this category offer exceptional financial security. While the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

 Aa          These insurance companies offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

 A           Insurance companies rated in this category offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

 Baa         Insurance companies rated in this category offer adequate financial security. However, certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

 Ba          Insurance companies rated in this category offer questionable financial security. Often the ability of these companies to meet policyholder obligations may be very moderate and thereby not well safeguarded in the future.

 B           Insurance companies rated in this category offer poor financial security. Assurance of punctual payment of policyholder obligations over any long period of time is small.

 Caa         Insurance companies rated in this category offer very poor financial security. They may be in default on their policyholder obligations or there may be present elements of danger with respect to punctual payment of policyholder obligations and claims.

 Ca          Insurance companies rated in this category offer extremely poor financial security. Such companies are often in default on their policyholder obligations or have other marked shortcomings.

 C           Insurance companies rated in this category are the lowest rated class of insurance company and can be regarded as having extremely poor prospects of ever offering financial security.

S & P

  An insurer rated "BBB" or higher is regarded as having financial security characteristics that outweigh any vulnerabilities, and is highly likely to have the ability to meet financial commitments.

 AAA         Extremely Strong financial security characteristics. "AAA" is the highest Insurer Financial Strength
             Rating assigned by Standard & Poor's.

 AA          Very Strong financial security characteristics, differing only slightly from those rated higher.

 A           Strong financial security characteristics, but is somewhat more likely to be affected by adverse business conditions than are insurers with higher ratings.

 BBB         Good financial security characteristics, but is more likely to be affected by adverse business conditions than are higher rated insurers.

An insurer rated "BB" or lower is regarded as having vulnerable characteristics that may outweigh its strength. "BB" indicates the least degree of vulnerability within the range; "CC" the highest.

 BB          Marginal financial security characteristics. Positive attributes exist, but adverse business conditions could lead to insufficient ability to meet financial commitments.

 B           Weak financial security characteristics. Adverse business conditions will likely impair its ability to meet financial commitments.

 CCC         Very Weak financial security characteristics, and is dependent on favorable business conditions to meet financial commitments.

 CC          Extremely Weak financial security characteristics and is likely not to meet some of its financial commitments.

 R           An insurer rated R is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision, the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. The rating does not apply to insurers subject only to nonfinancial actions such as market conduct violations.

 NR          Not Rated, which implies no opinion about the insurer's financial security.

Plus (+) or minus (-) Following ratings from "AA" to "CCC" show relative standing within the major rating categories.

Fitch

Insurer Financial Strength Ratings Definitions

  A Fitch insurer financial strength rating ("IFS rating") provides an assessment of the financial strength of an insurance organization, and its capacity to meet senior obligations to policyholders and contractholders on a timely basis. The IFS rating is assigned to the insurance organization itself, and no liabilities or obligations of the insurer are specifically rated unless otherwise stated (for example, Fitch may separately rate the debt obligations of an insurer). The IFS rating can be assigned to insurance and reinsurance companies in all insurance sectors, including the life & health, property & casualty, mortgage, financial guaranty and title insurance sectors, as well as managed care companies such as health maintenance organizations.

  The IFS rating uses the same ratings scale and symbols used by Fitch for its international ratings of long-term debt obligations and issuers. However, the definitions associated with the ratings reflect the unique aspects of the IFS rating within an insurance industry context. Ratings in the "AA' through "CCC' categories may be amended with a plus or minus sign to show relative standing within the major rating category. Ratings of "BBB-' and higher are considered to be "Secure", and those of "BB+' and lower are considered to be "Vulnerable".

 AAA EXCEPTIONALLY STRONG. Companies assigned this highest rating are viewed as possessing exceptionally strong capacity to meet policyholder and contract obligations. For such companies, risk factors are minimal and the impact of any adverse business and economic factors is expected to be extremely small.

 AA VERY STRONG. Companies are viewed as possessing very strong capacity to meet policyholder and contract obligations. Risk factors are modest, and the impact of any adverse business and economic factors is expected to be very small.

 A STRONG. Companies are viewed as possessing strong capacity to meet policyholder and contract obligations. Risk factors are moderate, and the impact of any adverse business and economic factors is expected to be small.

 BBB GOOD. Companies are viewed as possessing good capacity to meet policyholder and contract obligations. Risk factors are somewhat high, and the impact of any adverse business and economic factors is expected to be material, yet manageable.

 BB Moderately Weak. Companies are viewed as moderately weak with an uncertain capacity to meet policyholder and contract obligations. Though positive factors are present, overall risk factors are high, and the impact of any adverse business and economic factors is expected to be significant.

 B Weak. Companies are viewed as weak with a poor capacity to meet policyholder and contract obligations. Risk factors are very high, and the impact of any adverse business and economic factors is expected to be very significant.

 CCC, Very Weak. Companies rated in any of these three categories are viewed as CC, very weak with a very poor capacity to meet policyholder and contract
 C obligations. Risk factors are extremely high, and the impact of any adverse business and economic factors is expected to be insurmountable. A
      "CC' rating indicates that some form of insolvency or liquidity impairment appears probable. A "C' rating signals that insolvency or a liquidity impairment appears imminent.

 DDD, Distressed. These ratings are assigned to companies that have either
 DD, failed to make payments on their obligations in a timely manner, are deemed to be insolvent, or have been subjected to some form of regulatory intervention. Within the "DDD'-"D' range, those companies rated "DDD' have the highest prospects for resumption of business operations or, if liquidated or wound down, of having a vast majority of their obligations to policyholders and contractholders ultimately paid off, though on a delayed basis (with recoveries expected in the range of 90-100%). Those rated "DD' show a much lower likelihood of ultimately paying off material amounts of their obligations in a liquidation or wind down scenario (in a range of 50-90%). Those rated "D' are ultimately expected to have very limited liquid assets available to fund obligations, and therefore any ultimate payoffs would be quite modest (at under 50%).

                 Short-Term Insurer Financial Strength Ratings

  Fitch will only assign a ST-IFS rating to insurers that also have been assigned an IFS rating. Currently, ST-IFS ratings are used primarily by U.S. life insurance companies that sell short-term funding agreements.

  The ST-IFS rating uses the same international ratings scale used by Fitch for short-term debt and issuer ratings. Ratings of "F1', "F2' and "F3' are considered to be "Secure", while those of "B' and below are viewed as "Vulnerable".

F1   STRONG. Insurers are viewed as having a strong capacity to meet their near-term obligations. When an insurer rated in this rating category is designated with a (+) sign, it is viewed as having a very strong capacity to meet near-term obligations.

F2   MODERATELY STRONG. Insurers are viewed as having a moderately strong capacity to meet their near-
     term obligations.

F3   MODERATE. Insurers are viewed as having a moderate capacity to meet their near-term obligations, and a near-term adverse change in business or economic factors would likely move the insurer to a
     "vulnerable' rating category.

B    WEAK. Insurers are viewed as having a weak capacity to meet their near-term obligations.

C    VERY WEAK. Insurers are viewed as having a very weak capacity to meet their near-term obligations.

D    DISTRESSED. Insurers have either been unable to meet near-term obligations, or the failure to meet such obligations is imminent.

                     DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's

 MIG1/VMIG1 Superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

 MIG2/VMIG2 Strong credit quality. Margins of protection are ample although not so large as in the preceding group.

 MIG3/VMIG3 Acceptable credit quality. Liquidity and cash flow protection may be narrow and marketing access for refinancing is likely to be less well established.

 SG         This denotes speculative quality.

S&P

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

 SP-1 Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

 SP-2       Satisfactory capacity to pay principal and interest.
 SP-3       Speculative capacity to pay principal and interest.

                     DESCRIPTION OF PREFERRED STOCK RATINGS

Moody's

 aaa Top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

 aa High-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

 a Upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

 baa Medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

 ba Considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods.
            Uncertainty of position characterizes preferred stocks in this class.

 b Lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

 caa Likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

 ca Speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

 c Lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each rating classification; the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

TOG-S-SAI-6/01

                            Registration Statement
                         of One Group(R) Mutual Funds
                                 on Form N-1A


PART C

  Item 23. Exhibits

(a) Amended and Restated Declaration of Trust dated as of February 18, 1999 is incorporated by reference to Exhibit (1) to the Registrant's Registration Statement on Form N-1A (filed March 12, 1999).

(b) Code of Regulations as amended and restated as of October 25, 1990 is incorporated by reference to Exhibit (2) to Post-Effective Amendment No. 39 (filed August 16, 1996) to Registrant's Registration Statement on Form N-1A.

(c)  Rights of Shareholders.

     The following portions of Registrant's Declaration of Trust incorporated as Exhibit (1) hereto, define the rights of shareholders:

  5.1  Shares in the Series or Classes of the Trust.

  A. The Trustees shall have full power and authority, in their sole discretion, without obtaining the prior approval of the Shareholders (either with respect to the Trust as a whole or with respect to any series or classes of the Trust) by vote or otherwise, to establish one or more series of Shares of the Trust. The establishment of any such series shall be effective upon the adoption by a majority of the Trustees then in office of a resolution establishing such series and setting the voting rights, preferences, designations, conversion or other rights, restrictions, limitations as to distributions, conditions of redemption, qualifications, or other terms of the Shares of such series. The beneficial interest in each series of the Trust shall at all times be divided into an unlimited number of full and fractional transferable Shares without par value. The investment objective, policies, and restrictions governing the management and operations of each series of the Trust, including the management of assets belonging to any particular series, may from time to time be changed or supplemented by the Trustees, subject to the requirements of the Act. The Trustees may from time to time divide or combine the outstanding Shares of any one or more series of the Trust into a greater or lesser number without thereby changing their proportionate beneficial interests in the Trust assets allocated or belonging to such series.

     Subject to the respective voting rights, preferences, designations, conversion or other rights, restrictions, limitations as to distributions, conditions of redemption, qualifications, or other terms of the Shares of each series of the Trust, the Trustees may, without Shareholder approval, divide the Shares of any series into two or more classes, Shares of each such class having such voting rights, preferences, designations, conversion or other rights, restrictions, limitations as to distributions, conditions of redemption, qualifications, or other terms applicable to Shares of such class as the Trustees may determine.

  B. The holder of each Share shall be entitled to one vote for each full Share, and a proportionate fractional vote for each fractional Share, irrespective of the series or class, then recorded in his name on the books of the Trust. On any matter submitted to a vote of Shareholders, all Shares then issued and outstanding and entitled to vote, irrespective of the series or class, shall be voted in the aggregate and not by series or class except:
     (1) as otherwise required by the Act; or (2) when the matter, as conclusively determined by the Trustees, affects only the interests of the Shareholders of a particular series or class of the Trust (in which case only Shareholders of the affected series or class shall be entitled to vote thereon).

  C. Shares of each series or class of the Trust shall have the following preferences, participating or other special rights, qualifications, restrictions and limitations:

          (1) Assets Belonging To a Series or Class. All consideration received by the Trust for the issue or sale of Shares of any series or class, together with all assets in which such consideration is invested or reinvested, including any proceeds derived from the sale, exchange, or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall be referred to as "assets belonging to" that series or class. In addition, any assets, income, earnings, profits or proceeds thereof, or funds or payments which are not readily identifiable as belonging to a particular series or class shall be allocated by the Trustees to one or more series or class (such allocation to be conclusive and binding upon the Shareholders of all series or class for all purposes) in such manner as they, in their sole discretion, deem fair and equitable, and shall also be referred to as "assets belonging to" such series or class. Such assets belonging to a particular series or class shall irrevocably belong for all purposes to the Shares of the series or class, and shall be so handled upon the books of account of the Trust. Such assets and the income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange, or liquidation thereof, and any funds or payments derived from any reinvestment of such proceeds in whatever form, are herein referred to as "assets belonging to" such a series or class. Shareholders of any series or class shall have no right, title or interest in or to the assets belonging to any other series or class.

          (2) Liabilities Belonging To a Series or Class. The assets belonging to any series or class of the Trust shall be charged with the direct liabilities in respect of such series or class and with all expenses, costs, charges, and reserves attributable to such series or class, and shall also be charged with the share of such series or class of the general liabilities, expenses, costs, charges, and reserves of the Trust which are not readily identifiable as belonging to a particular series or class in proportion to the relative net assets of the respective series or class, as determined at such time or times as may be authorized by the Trustees. Any such determination by the

              Trustees shall be conclusive and binding upon the Shareholders of all series or class for all purposes; PROVIDED, HOWEVER, that under no circumstances shall the assets allocated or belonging to any series or class of the Trust be charged with liabilities directly attributable to any other series or class. The liabilities so charged to a series or class are herein referred to as "liabilities belonging to" such series or class. All persons who may have extended credit to a particular series or class or who have contracts or claims with respect to a particular series or class shall look only to the assets of that particular series or class for payment of such contracts or claims.

          (3) Liquidating Distributions. In the event of the termination of the Trust or a particular series or class thereof and the winding up of its affairs, the Shareholders of the Trust or such particular series or class shall be entitled to receive out of the assets of the Trust or belonging to the particular series or class, as the case may be, available for distribution to Shareholders, but other than general assets not belonging to any particular series or class of the Trust, the assets belonging to such series or class; and the assets so distributable to the Shareholders of any series or class shall be distributed among such Shareholders in proportion to the number of Shares of such series or class held by them and recorded in their names on the books of the Trust. In the event that there are any general assets not belonging to any particular series or class of the Trust available for distribution, such distribution shall be made to the Shareholders of all series or class subject to such termination and winding up in proportion to the relative net assets of the respective series or class determined as hereinafter provided and the number of Shares of such series or class held by them and recorded in their names on the books of the Trust.

          (4) Dividends and Distributions. Shares of each series or class shall be entitled to such dividends and distributions in Shares or in cash or both, as may be declared from time to time by the Trustees, acting in their sole discretion, with respect to such series or class, PROVIDED, HOWEVER, that dividends and distributions on Shares of a particular series or class shall be paid only out of the lawfully available "assets belonging to" such series or class as such term is defined in this Declaration of Trust.

  5.2 Purchase of Shares. The Trustees may accept investments in each series or class of the Trust from such Persons for such consideration and on such other terms as they may from time to time authorize. The Trust may reject any order for, or refuse to give effect on the books of the Trust to the transfer of, any Shares as permitted under the Act. Each such investment shall be credited to the Shareholder's account in the form of full and fractional Shares of the appropriate series or class of the Trust, at the net asset value per Share next computed after receipt of the investment.

  5.3 Net Asset Value Per Share. The net asset value per Share of each series or class of the Trust shall be computed at such time or times as the Trustees may specify pursuant to the Act. Assets shall be valued and net asset value per Share shall be determined by such Person or

      Persons as the Trustees may appoint under the supervision of the Trustees in such manner not inconsistent with the Act and any orders of the Securities and Exchange Commission received by the Trust, as the Trustees may determine.

  5.4 Ownership of Shares. The ownership of Shares shall be recorded separately with respect to each series or class on the record books of the Trust. Certificates for Shares shall be issued to holders of such Shares only upon the authorization of the Trustees, in their discretion, to issue such Shares, and shall be issued, if at all, subject to such rules and regulations as the Trustees may determine. The Trustees may make such rules as they consider appropriate for the transfer of Shares and similar matters. The record books of the Trust shall be conclusive as to the identity of holders of Shares and as to the number of Shares of each series or class held by each Shareholder.

  5.5 Preemptive Rights. Shareholders shall have no preemptive or other rights to subscribe to any additional Shares or other securities issued by the Trust or by the Trustees.

  5.6 Redemption of Shares. To the extent of the assets of the Trust legally available for such redemptions, a Shareholder of any series or class of the Trust shall have the right, subject to the provisions of Section 5.7 hereof, to require the Trust to redeem his full and fractional Shares of any series or class out of assets belonging to such series or class at a redemption price equal to the net asset value per Share next determined after receipt of a request to redeem in proper form as determined by the Trustees. The Trustees shall establish such rules and procedures as they deem appropriate for redemption of Shares; PROVIDED, HOWEVER, that all redemptions shall be in accordance with the Act. Without limiting the generality of the foregoing, the Trust shall, to the extent permitted by applicable law, have the right at any time to redeem the Shares owned by any holder thereof (i) if the value of such Shares in an account maintained by the Trust or its transfer agent for any Shareholder with respect to any series or class of the Trust is $1,000 or less; PROVIDED, HOWEVER, that any such Shareholder shall be notified that the value of his account is $1,000 or less, and shall be allowed sixty days to make additional purchases of Shares of the appropriate series or class so that the value of his account will exceed $1,000 before any such involuntary redemption is processed by the Trust; or (ii) if the net income with respect to any particular series or class of the Trust should be negative or it should otherwise be appropriate to carry out the Trust's responsibilities under the Act, in each case subject to such further terms and conditions as the Board of Trustees of the Trust may from time to time adopt. The redemption price of Shares of any series or class of the Trust shall, except as otherwise provided in this section, be the net asset value thereof as determined by the Board of Trustees of the Trust from time to time in accordance with the provisions of applicable law, less such redemption fee or other charge, if any, as may be fixed by resolution of the Board of Trustees of the Trust. When the net income with respect to any particular series or class of the Trust is negative or whenever deemed appropriate by the Board of Trustees of the Trust in order to carry out the Trust's responsibilities under the Act, any series or class of the Trust may, without payment of compensation but in consideration of the interests of the Trust or a particular series or class thereof and of the Shareholders of the Trust or of such series or class in maintaining a constant net asset value per Share with respect to such series or class, redeem pro rata from each holder of record on such day such number of full and fractional Shares of such series or class as may be necessary to reduce the aggregate number of outstanding Shares of such series or class in order to permit the net asset value thereof to remain constant. Payment of the redemption price, if any, shall be made in cash by the appropriate series or class of the Trust at such time and in such manner as may be determined from time to time by the Board of Trustees of the Trust unless, in the opinion of the Board of Trustees, which shall be conclusive and binding upon the Shareholders for all purposes, conditions exist which make payment wholly in cash unwise or undesirable; in such event the appropriate series or class of the Trust may make payment in the assets belonging or allocable to such series or class, the value of which shall be determined as provided herein.

  5.7 Suspension of Right of Redemption. The Trustees may suspend the right of redemption by Shareholders or postpone the date of payment or the recordation of transfer of Shares of any series or class, as permitted under the Act or applicable law. Such suspension or postponement shall take effect at such time as the Trustees shall specify but not later than the close of business on the business day following the declaration of suspension or postponement, and thereafter there shall be no right of redemption or payment or transfer until the Trustees shall declare the suspension at an end. In case of suspension of the right of redemption, a Shareholder may either withdraw his request for redemption or receive payment based on the net asset value existing after the termination of the suspension.

  5.8 Conversion Rights. The Trustees shall have the authority to provide from time to time that the holders of Shares of any series or class shall have the right to convert or exchange said Shares for or into Shares of one or more other series or class in accordance with such requirements and procedures as may be established from time to time by the Trustees.

  8.1 Voting Powers. The Shareholders shall have power to vote (a) for the election or removal of Trustees; (b) with respect to the amendment of this Declaration of Trust as provided in Section 10.8 hereof; (c) with respect to the approval of investment advisory and distribution agreements entered into on behalf of the Trust or one or more series or class thereof, and with respect to such other matters relating to the Trust as may be required by law, by this Declaration of Trust, the Regulations of the Trust, by any requirements applicable to or agreement of the Trust, and as the Trustees may consider desirable; and (d) to the same extent as the shareholders of a Massachusetts business corporation, when considering whether a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders; PROVIDED, HOWEVER, that no Shareholder of a particular series or class shall be entitled to bring, or to vote in respect of, any class or derivative action not on behalf of the series or class of the Trust in respect of which the Shareholder owns Shares. Every Shareholder of record shall have the right to one vote for every whole Share (other than Shares held in the treasury of the Trust) standing in his name on the books of the Trust, and to have a proportional fractional vote for any fractional Share, as to any matter on which the Shareholder is entitled to vote. There shall be no cumulative voting. Shares may be voted in person or by proxy. On any matter submitted to a vote of the Shareholders, all Shares shall be voted in the aggregate and not by individual series or class, except (i) where required by the Act, Shares shall be voted by individual series or class, and (ii) if the Trustees shall have determined that a matter affects the interests only of one or more series or class, then only the Shareholders of such affected series or class shall be entitled to vote thereon. Until Shares are issued, the Trustees may exercise all rights of Shareholders and may take any action required or permitted to be taken by Shareholders by law, this Declaration of Trust, or the Regulations.

  8.2 Meetings. Meetings of Shareholders may be called by the Trustees as provided in the Regulations, and shall be called by the Trustees upon the written request of Shareholders owning at least twenty percent of the outstanding Shares entitled to vote.

  8.3 Quorum and Required Vote. At any meeting of the Shareholders, a quorum for the transaction of business shall consist of a majority of the Shares of each series or class outstanding and entitled to vote with respect to a matter appearing in person or by proxy; PROVIDED, HOWEVER, that at any meeting at which the only actions to be taken are actions required by the Act to be taken by vote of all outstanding Shares of all series or class entitled to vote thereon, irrespective of series or class, a quorum shall consist of a majority of Shares (without regard to series or class) entitled to vote thereon, and that at any meeting at which the only actions to be taken shall have been determined by the Board of Trustees to affect the rights and interests of one or more but not all series or classes of the Trust, a quorum shall consist of a majority of the outstanding Shares of the series or class so affected; and PROVIDED, FURTHER, that reasonable adjournments of such meeting until a quorum is obtained may be made by vote of the Shares present in person or by proxy. A majority of the Shares voted shall decide any question and a plurality shall elect a Trustee, subject to any applicable requirements of law or of this Declaration of Trust or the Regulations; PROVIDED, HOWEVER, that when any provision of law or of this Declaration of Trust requires the holders of Shares of any particular series or class to vote by series or class and not in the aggregate with respect to a matter, then the vote of the majority of the outstanding Shares of that series or class shall decide such matter insofar as that particular series or class shall be concerned.

  8.4 Shareholder Action By Written Consent. Any action which may be taken by Shareholders may be taken without a meeting if the holders of not less than two-thirds of the Shares entitled to be voted with respect to the matter consent to the action in writing and the written consent is filed with the records of the meetings of Shareholders. Such consent shall be treated for all purposes as a vote taken at a meeting of Shareholders.

  8.5 Code of Regulations. The Regulations may include further provisions not inconsistent with this Declaration of Trust for Shareholders' meetings, votes, record dates, notices of meetings, and related matters.

  9.4 Limitation of Shareholder Liability. Shareholders shall not be subject to any personal liability in connection with the assets of the Trust for the acts or obligations of the Trust. The Trustees shall have no power to bind any Shareholder personally or to call upon any

      Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time personally agree to pay by way of subscription to any Share or otherwise. Every obligation, contract, instrument, certificate, Share, other security or undertaking of the Trust, and every other act whatsoever executed in connection with the Trust shall be conclusively presumed to have been executed or done by the executors thereof only in their capacities as Trustees under this Declaration of Trust or in their capacity as officers, employees, or agents of the Trust, and not individually. Every note, bond, contract, order, or other undertaking issued by or on behalf of the Trust or the Trustees relating to the Trust or to any series or class of the Trust, and the stationery used by the Trust, shall include a recitation limiting the obligation represented thereby to the Trust and its assets (but the omission of such a recitation shall not operate to bind any Shareholder), as follows:

               "The names 'One Group(R) Mutual Funds' and 'Trustees of One Group(R) Mutual Funds' refer respectively to the Trust created and the Trustees, as trustees but not individually or personally, acting from time to time under a Declaration of Trust dated May 23, 1985 to which reference is hereby made and a copy of which is on file at the office of the Secretary of the Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of 'One Group(R) Mutual Funds' entered into in the name or on behalf thereof by any of the Trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, Shareholders or representatives of the Trust personally, but bind only the assets of the Trust, and all persons dealing with any series of Shares of the Trust must look solely to the assets of the Trust belonging to such series for the enforcement of any claims against the Trust."

      The rights accruing to a Shareholder under this Section 9.4 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided for herein, PROVIDED, HOWEVER, that a Shareholder of any series or class of the Trust shall be indemnified only from assets belonging to that series or class.

  9.5 Indemnification of Shareholders. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators, or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the Trust estate to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust, and shall satisfy any judgment thereon.

  9.6 Liabilities of a Series or Class. Liabilities belonging to any series or class of the Trust, including, without limitation, expenses, fees, charges, taxes, and liabilities incurred or arising in connection with a particular series or class, or in connection with the management thereof, shall be paid only from the assets belonging to that series or class.

  10.3 Termination of Trust. This Trust shall continue without limitation of time; PROVIDED, HOWEVER, that:

  A. The Trustees, with the vote of a majority of the outstanding Shares of any series or class of the Trust, may sell and convey the assets belonging to such series or class to another trust or corporation organized under the laws of any state of the United States, which is a management investment company as defined in the Act, for an adequate consideration which may include the assumption of all outstanding obligations, taxes, and other liabilities, accrued or contingent, of the series or class and which may include beneficial interests of such trust or stock of such corporation. Upon making provision for the payment of all such liabilities, by such assumption or otherwise, the Trustees shall distribute the remaining proceeds ratably among the holders of the Shares of the series or class then outstanding.

  B. The Trustees, with the vote of a majority of the outstanding Shares of any series or class of the Trust, may sell and convert into money all the assets belonging to such series or class. Upon making provision for the payment of all outstanding obligations, taxes, and other liabilities, accrued or contingent, of the series or class, the Trustees shall distribute the remaining assets belonging to such series or class ratably among the holders of the outstanding Shares of the series or class.

  C. Without the vote of a majority of outstanding Shares of any series or class of the Trust (unless Shareholder approval is otherwise required by applicable law), the Trustees may combine the assets belonging to any two or more series or classes into a single series or class if the Trustees reasonably determine that such combination will not have a material adverse effect on the Shareholders of each series or class affected thereby.

  D. After the effective date of the determination of the Trustees under paragraph A or B above,

          (1) The Trust shall carry on no business relating to the assets of such series or class except for the purpose of winding up the affairs of such series or class.

          (2) The Trustees shall proceed to wind up the affairs of such series or class and all of the powers of the Trustees under this Declaration of Trust shall continue until the affairs of such series or class shall have been wound up, including the power to fulfill or discharge the contracts of the Trust relating to such series or class, to collect assets of such series or class, to sell, convey, assign, exchange, transfer, or otherwise dispose of all or any part of the remaining assets of such series or class to one or more Persons at public or private sale for consideration that may consist in whole or in part of cash, securities, or other property of any kind, to discharge or pay its liabilities, and to do all other acts appropriate to liquidate the business of such series or class.

     Upon completion of the distribution of the remaining proceeds or the remaining assets as provided in paragraphs A and B of this section, the Trustees may authorize the termination of that series or class of the Trust. Such termination shall be effective upon filing with the State Secretary of the Commonwealth of Massachusetts of an instrument setting forth such termination, at which time the Trustees shall be discharged of any and all further liabilities and duties hereunder relating to such series or class and the right, title and interest of all parties shall be cancelled and discharged with respect to such series or class. Such instrument shall constitute an amendment to this Declaration of Trust when filed with the State Secretary of the Commonwealth of Massachusetts as provided in this Title X.


  10.8 Amendment Procedure.

  A. This Declaration of Trust may be amended by the affirmative vote of the holders of not less than a majority of the outstanding Shares of each series affected thereby (as the Trustees shall determine) or by any larger vote as may be required by any provisions of applicable law.

  B. Notwithstanding any other provisions hereof, until such time as a Registration Statement under the Securities Act of 1933, as amended, covering the first public offering of securities of the Trust shall have become effective, this Declaration of Trust may be terminated or amended in any respect by the affirmative vote of a majority of the Trustees.

  C. The Trustees may also amend this Declaration without the vote of Shareholders to cure any error or ambiguity or to change the name of the Trust or, if they deem it necessary, to conform this Declaration of Trust to the requirements of applicable state or federal laws or regulations or the requirements of the regulated investment company provisions of the Internal Revenue Code, but the Trustees shall not be liable for failing to do so.

The following portions of Registrant's Code of Regulations incorporated as Exhibit (2) hereto, define the rights of shareholders:

 1.1 Place. An Annual Meeting of Shareholders may be held for a calendar year if called by the Trustees acting in their sole discretion, and any such annual or Special Meetings of Shareholders shall be held at such place, date, and time as the Trustees may designate.

 1.2 Special Meeting. Special Meetings of Shareholders may be called by the Trustees, and shall be called by the Trustees upon the written request of holders of at least twenty percent of the outstanding units of beneficial interest in the Trust ("Shares") entitled to vote.

 1.3 Notice. Written notice, stating the place, day and hour of each meeting of Shareholders and, in the case of Special Meetings, the general nature of the business to be transacted, shall be given by, or at the direction of, the person calling the meeting to each Shareholder of record entitled to vote at the meeting at least ten days prior to the day named for the meeting, unless in a particular case a longer period of notice is required by law.

   1.4 Shareholder's List. The officer or agent having charge of the transfer books for shares of the Trust shall make, at least five days before each meeting of Shareholders, a complete list of the Shareholders entitled to vote at the meeting, arranged in alphabetical order with the address of and the number of Shares held by each such Shareholder. The list shall be kept on file at the office of the Trust and shall be subject to inspection by any Shareholders at any time during usual business hours, and shall also be produced and kept open at the time and place of each meeting of Shareholders and shall be subject to the inspection of any Shareholder during each meeting of Shareholders.

   1.5 Record Date. The Trustees may fix a time (during which they may close the Share transfer books of the Trust) not more than ninety (90) days prior to the date of any meeting of Shareholders, or the date fixed for the payment of any dividend, or the date of the allotment of rights or the date when any change or conversion or exchange of Shares shall go into effect, as a record date for the determination of the Shareholders entitled to notice of, or to vote at, any such meeting, or entitled to receive payment of any such dividend, or to receive any such allotment of rights, or to exercise such rights, as the case may be. In such case, only such Shareholders as shall be shareholders of record at the close of business on the date so fixed shall be entitled to notice of, or to vote at, such meeting or to receive payment of such dividend, or to receive such allotment of rights, or to exercise such rights, as the case may be, notwithstanding any transfer of any Shares on the books of the Trust after any record date, as aforesaid.

   3.1 Form. Notices to Shareholders shall be in writing and delivered personally or mailed to the Shareholders at their addresses appearing on the books of the Trust.

   3.2 Waiver. Whenever any notice of the time, place, or purpose of any meeting of Shareholders, Trustees, or committee is required to be given under the provisions of Massachusetts law or under the provisions of the Declaration of Trust or these Regulations, a waiver thereof in writing, signed by the person or persons entitled to such notice and filed with the record of the meeting, whether before or after the holding thereof, or actual attendance at the meeting of Shareholders in person or by proxy, or at the meeting of Trustees or committee in person, shall be deemed equivalent to the giving of such notice to such persons.

(d)(1) Investment Advisory Agreement dated January 11, 1993 between Registrant and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 27 (filed March 17, 1993) to Registrant's Registration Statement on Form N-1A.

(d)(2) Amended and Restated Schedule A dated November 27, 2000 to the Investment Advisory Agreement between Registrant and Banc One Investment Advisors Corporation is filed herewith.

(d)(3) Sub-Investment Advisory Agreement, dated as of August 20, 1998 between Banc One Investment Advisors Corporation and Banc One High Yield Partners, LLC is incorporated by reference to Exhibit (5)(d) to Post-Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

(d)(4) Sub-Investment Advisory Agreement, dated as of November 9, 1999 between Banc One Investment Advisors Corporation and Banc One High Yield Partners, LLC is incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 53 (filed October 30, 2000) to Registrant's Registration Statement on Form N-1A.

(e)(1) Re-executed Distribution Agreement dated December 13, 1995 between Registrant and The One Group Services Company is incorporated by reference to Exhibit (7)(c) to Registrant's Registration Statement on Form N-14 (filed January 19, 1996).

(e)(2) Form of Privacy Addendum to Distribution Agreement dated December 13, 1995 between Registrant and The One Group Services Company is filed herewith

(e)(3) Revised Schedules A-E dated November 27, 2000 to the Distribution Agreement between One Group Mutual Funds and The One Group Services Company are filed herewith.


(e)(4) Dealer's Agreement for Registrant dated November 11, 1995 between The One Group Services Company and Banc One Securities Corporation is incorporated by reference to Exhibit (7)(d) to Registrant's Registration Statement on Form N-14 (filed January 19, 1996).

(e)(5) Privacy/Joint Marketing Addendum dated November 1, 2000 to Dealer's Agreement dated November 11, 1995 between The One Group Services Company and Banc One Securities Corporation is filed herewith.

(e)(6) Form of Privacy/Joint Marketing Addendum to Dealer's Agreement is filed herewith.

(f) Deferred Compensation Plan for Trustees of The One Group is incorporated by reference to Exhibit (7) to Post-Effective Amendment No. 47 (filed December 23, 1998) to Registrant's Registration Statement on Form N-1A.

(g)(1) Custodian Contract dated as of April 11, 2001 between Registrant and State Street Bank and Trust Company is filed herewith.

(g)(2) Form of Privacy Addendum to Custody Agreement dated April 11, 2001 between Registrant and State Street Bank and Trust Company is filed herewith.

(g)(3) Sub-Custodian Agreement between State Street Bank and Trust Company, Bank One Trust Company, N.A. and One Group Mutual Funds is incorporated by reference to Exhibit (8)(b) to Post-Effective Amendment No. 37 (filed June 13, 1996) to the Registrant's Registration Statement on Form N-1A.

(g)(4) First Amendment to the Subcustodian Agreement dated as of December, 1996 between State Street Bank and Trust Company, Bank One Trust Company, N.A. and One Group Mutual Funds is incorporated by reference to Exhibit (8)(d) to Post Effective Amendment No. 45 (filed August 26,
          1998) to Registrant's Registration Statement on Form N-1A.

(g)(5) International Securities Lending Subcustodian and Services Agreement, dated December 29, 1997 between State Street Bank and Trust Company, Bank One Trust Company, N.A. and One Group Mutual Funds is incorporated by reference to Exhibit (8)(c) to Post-Effective Amendment No. 44 (filed June 5, 1998) to the Registrant's Registration Statement on Form N-1A.

(g)(6) Sub-Custodian Agreement dated as of March 19, 1999, between State Street Bank and Trust Company, Bank One Trust Company, N.A. (as successor to NBD Bank) and One Group Mutual Funds is incorporated by reference to Exhibit (8)(f) to Post-Effective Amendment No.49 (filed April 27, 1999) to the Registrant's Registration Statement on Form N-1A.

(h)(1) Management and Administration Agreement dated November 1, 2000 between One Group Mutual Funds and One Group Administrative Services, Inc. is incorporated by reference to Exhibit (h)(1)to Post-Effective Amendment No. 53 (filed October 30, 2000) to Registrant's Registration Statement on Form N-1A.

(h)(2) Privacy Addendum dated August 17, 2001 to the Management and Administration Agreement dated November 1, 2000 between One Group Mutual Funds and One Group Administrative Services, Inc. is filed herewith.

(h)(3) Amended Schedule A dated November 27, 2000, to the Management and Administration Agreement between One Group Mutual Funds and One Group Administrative Services, Inc. is filed herewith.

(h)(4) Fund Accounting and Related Services Agreement dated November 1, 2000 between the One Group Administrative Services, Inc. and BISYS Fund Services, Inc. is incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 53 (filed October 30, 2000) to Registrant's Registration Statement on Form N-1A.

(h)(5) Amended Schedule A dated November 29, 2000 to the Fund Accounting and Related Services Agreement dated November 1, 2000 between the One Group Administrative Services, Inc. and BISYS Fund Services, Inc. is filed herewith.

(h)(6) Transfer Agency and Service Agreement dated as of April 1, 2000 One Group Mutual Funds and State Street Bank and Trust Company is incorporated by reference to Exhibit h(3) to Post-Effective Amendment No. 52 (filed June 2, 2000) to Registrant's Registration Statement on Form N-1A.

(h)(7) Form of Privacy Addendum to the Transfer Agency and Service Agreement dated as of April 1, 2000 between One Group Mutual Funds and State Street Bank and Trust Company is filed herewith.

(h)(8) Form of Amended Schedule A to the Transfer Agency and Services Agreement dated as of April 1, 2000 is filed herewith.

(h)(9) Form of Sub-Transfer Agency Agreement is incorporated by reference to Exhibit (9)(dd) to Post-Effective Amendment No. 49 (filed April 27,
          1999) to Registrant's Registration Statement on Form N-1A.

(h)(10) Agency Services and Delegation Agreement between INVESCO Trust Company and Registrant dated January 1, 1998 is incorporated by reference to Exhibit (10)(j) to Registrant's Registration Statement on Form N-14 (filed on May 29, 1998).

(h)(11) Amendment to Agency and Services Delegation Agreement between INVESCO Trust Company and Registrant is incorporated by reference to Exhibit
          (e)(6) to Post-Effective Amendment No. 50 (filed August 26, 1999) to Registrant's Registration Statement on Form N-1A.

(h)(12) Administrative Services Agreement (Cash Sweep) dated August 1, 1996 between Bank One Corporation and The One Group Services Company is incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 53 (filed October 30, 2000) to Registrant's Registration Statement on Form N-1A.

(h)(13) Operating Agreement dated as of June 6, 1997 between One Group Mutual Funds and Charles Schwab & Company, is incorporated by reference to Exhibit (9)(m) to Post-Effective Amendment No. 44 (filed June 5, 1998) to Registrant's Registration Statement on Form N-1A.

(h)(14) Retirement Services Order Processing Agreement dated as of June 6, 1997 between One Group Mutual Funds and Charles Schwab & Company, is incorporated by reference to Exhibit (9)(n) to Post-Effective Amendment No. 44 (filed June 5, 1998) to Registrant's Registration Statement on Form N-1A.

(h)(15) Sub-Transfer Agency Agreement (Wingspan) between One Group Mutual Funds and the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation, is incorporated by reference to Exhibit
          (h)(29) to Post-Effective Amendment No. 50 (filed August 26, 1999) to Registrant's Registration Statement on Form N-1A.

(h)(16) Services Agreement between One Group Mutual Funds, Bank One Trust Company, NA, Kemper Services Company, Kemper Distributors, Inc. and The One Group Services Company is incorporated by reference to Exhibit
          (h)(32) to Post-Effective Amendment No. 50 (filed August 26, 1999) to Registrant's Registration Statement on Form N-1A.

(h)(17) Sub-Transfer Agency Agreement between Nationwide Investment Services and One Group Mutual Funds is incorporated by reference to Exhibit
          (h)(33) to Post-Effective Amendment No. 50 (filed August 26, 1999) to Registrant's Registration Statement on Form N-1A.

(h)(18) FundVest Institutional No Transaction Fee Agreement between Pershing Division of Donaldson Lufkin & Jenrette Securities Corporation, The One Group Services Company, and One Group Mutual Funds is incorporated by reference to Exhibit (h)(34) to Post-Effective Amendment No. 51 (filed October 22, 1999) to Registrant's Registration Statement on Form N-1A.

(h)(19) Sub-Transfer Agency Agreement dated March 1, 2000 between Ceridian Retirement Plan Services and One Group Mutual Funds is incorporated by reference to Exhibit h(35) to Post-Effective Amendment No. 52 (filed June 2, 2000) to Registrant's Registration Statement on Form N-1A.

(h)(20) Sub-Transfer Agency Agreement dated March 30, 2000 between National Deferred Compensation, Inc. and One Group Mutual Funds is incorporated by reference to Exhibit h(36) to Post-Effective Amendment No. 52 (filed June 2, 2000) to Registrant's Registration Statement on Form N-1A.

(h)(21) Processing Agreement by and between Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation and The One Group dated as of February, 1999 is incorporated by reference to Exhibit (6)(f) to Registrant's Registration Statement on Form N-1A (filed March 12,
          1999).

(h)(22) Agency Services and Delegation Agreement dated January 1, 1996 between One Group Mutual Funds and BISYS Qualified Plan Services is incorporated by reference to Exhibit (9)(g) to Post-Effective Amendment No. 37 (filed June 13, 1996) to the Registrant's Registration Statement on Form N-1A.

(h)(23) Amendment to Agency Services and Delegation Agreement between Registrant and BISYS Qualified Plan Services is incorporated by reference to Exhibit (h)(10) to Post-Effective Amendment No. 50 (filed August 26, 1999) to Registrant's Registration Statement on Form N-1A.

(h)(24) Sub-Transfer Agency Agreement dated September 1, 2000 between American Century and One Group Mutual Funds is incorporated by reference to Exhibit

          (h)(19) to Post-Effective Amendment No. 53 (filed October 30, 2000) to Registrant's Registration Statement on Form N-1A.

(h)(25) Sub-Transfer Agency Agreement dated February 1, 2001 between First Union National Bank and One Group Mutual Funds is filed herewith.

(h)(26) Sub-Transfer Agency Agreement dated January 31, 2001 between Matrix Settlement & Clearance Services, LLC, Banc One Investment Advisors Corporation and One Group Mutual Funds is filed herewith.

(h)(27) Funds Trading Agreement dated as of January 1, 2001 between Fidelity Investments Institutional Operations Company, Inc. (FIIOC), Banc One Investment Advisors Corporation and One Group Mutual Funds is filed herewith.

(h)(28) Funds Trading Agreement dated as of August 21, 2000 between Fidelity Investments Institutional Operations Company, Inc. (FIIOC), Banc One Investment Advisors Corporation and One Group Mutual Funds is filed herewith.

(h)(29) Form of Order Processing Agreement is incorporated by reference to Exhibit (9)(ee) to Post-Effective Amendment No. 49 (filed April 27,
          1999) to Registrant's Registration Statement on Form N-1A.

(h)(30) Late Order Processing Agreement between American General (VALIC) Retirement Services Co. and One Group Mutual Funds is incorporated by reference to Exhibit (h)(37) to Post-Effective Amendment No. 52 (filed June 2, 2000) to Registrant's Registration Statement on Form N-1A.

(h)(31) Late Order Processing Agreement dated April 6,2000 between Security Trust Company and One Group Mutual Funds is incorporated by reference to Exhibit (h)(38) to Post-Effective Amendment No. 52 (filed June 2,
          2000) to Registrant's Registration Statement on Form N-1A.

(h)(32) Recordkeeping and Late Trading Agreement between Registrant and Bank One Trust Company, NA is incorporated by reference to Exhibit (h)(11) to Post-Effective Amendment No. 51 (filed October 22, 1999) to Registrant's Registration Statement on Form N-1A.

(h)(33) Late Order Processing Agreement dated July 26, 2000, between Exeter Trust Company and One Group Mutual Funds is incorporated by reference to Exhibit (h)(24) to Post-Effective Amendment No. 53 (filed October 30, 2000) to Registrant's Registration Statement on Form N-1A.

(h)(34) Late Order Processing Agreement dated September 1, 2000, between American Century and One Group Mutual Funds is incorporated by reference to Exhibit (h)(25) to Post-Effective Amendment No. 53 (filed October 30, 2000) to Registrant's Registration Statement on Form N-1A.

(h)(35) Services Agreement dated August 1, 2000 between Mellon Bank, NA, The One Group Services Company and One Group Mutual Funds is incorporated by reference to Exhibit (h)(26) to Post-Effective Amendment No. 53 (filed October 30, 2000) to Registrant's Registration Statement on Form N-1A.

(h)(36) Form of Shareholder Services Agreement (Class S shares) between One Group Mutual Funds and various service organizations is incorporated by reference to Exhibit (h)(27) to Post-Effective Amendment No. 53 (filed October 30, 2000) to Registrant's Registration Statement on Form N-1A.


(h)(37) Shareholder Services Agreement (Class S Shares) dated March 21, 2000 between One Group Mutual Funds and Bank One Corporation is incorporated by reference to Exhibit (e)(9) to Post-Effective Amendment No. 52 (filed June 2, 2000) to Registrant's Registration Statement on Form N-1A.

(h)(38) Shareholder Services Agreement (Class S Shares) dated May 26, 2000 between One Group Mutual Funds and Bank One Trust Company, N.A. is incorporated by reference to Exhibit (e)(8) to Post-Effective Amendment No. 52 (filed June 2, 2000) to Registrant's Registration Statement on Form N-1A.

(h)(39) Shareholder Services Agreement (Class S Shares) dated June 22, 2000 between One Group Mutual Funds and Advanced Asset Management Advisors is incorporated by reference to Exhibit (h)(30) to Post-Effective Amendment No. 53 (filed October 30, 2000) to Registrant's Registration Statement on Form N-1A.

(h)(40) Shareholder Services Agreement (Class S Shares) dated April 6, 2001 between One Group Mutual Funds and Banc One Securities Corporation is filed herewith.

(h)(41) Shareholder Services Agreement (Class S Shares) dated July 7, 2001 between One Group Mutual Funds and Banc One Capital Markets is filed herewith.

(h)(42) Form of Shareholder Services Agreement (Administrative Class Shares) between One Group Mutual Funds and various service organizations is filed herewith.

(h)(43) Agreement dated as of June, 2001 between One Group Mutual Funds, One Group Administrative Services, Inc. and Board of Trading Clearing Corporation is filed herewith.

(h)(44) Securities Lending Agreement for Non-ERISA Accounts dated as of August 1995 between One Group Mutual Funds, Banc One Investment Advisors Corporation, and Bank One Trust Company, N.A. is incorporated by reference to Exhibit (9)(p) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

(h)(45) Amendment to Securities Lending Agreement for Non-ERISA Accounts dated as of January 21, 1997 between One Group Mutual Funds, Banc One Investment Advisors Corporation, and Bank One Trust Company, N.A. is incorporated by reference to Exhibit (9)(q) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

(h)(46) Securities Lending Agreement for Non-ERISA Accounts (Foreign Securities) dated as of January 8, 1998 between One Group Mutual Funds, Banc One Investment Advisors, and Bank One Trust Company, N.A. is incorporated by reference to Exhibit (9)(s) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

(h)(47) Amendment to the Securities Lending Agreement (Foreign Securities) effective May 21, 1998 is incorporated by reference to Exhibit (9)(t) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

(h)(48) Second Amendment to the Securities Lending Agreement (Domestic Securities), effective May 21, 1998, between One Group Mutual Funds, Banc One Investment Advisors, and Bank One Trust Company, N.A. is incorporated by reference to Exhibit (9)(r) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.




(i)       Opinion and consent of counsel is filed herewith.

(j)(1)    Consent of PricewaterhouseCoopers LLP


(j)(2)    Consent of Ropes & Gray is filed herewith.

(k)       None

(l) Purchase Agreement dated July 18, 1985, between Registrant and Physicians Insurance Company of Ohio is incorporated by reference to Exhibit (13) to Post Effective Amendment No. 45 (filed August 26,
          1998) to Registrant's Registration Statement on Form N-1A.

(m)(1) Re-Executed Distribution and Shareholder Services Plan - Class A and Service Class shares dated November 1, 1995, as amended August 20, 1997, between One Group Mutual Funds and The One Group Services Company is incorporated by reference to Exhibit (15)(a) to Post-Effective Amendment No. 43 (filed August 29, 1997) to Registrant's Registration Statement on Form N-1A.

(m)(2) Revised Schedule A dated November 27, 2000 to the Distribution and Shareholder Services Plan - Class A and Service Class Shares is filed herewith.

(m)(3) Distribution and Shareholder Services Plan - Class B and Class C Shares dated January 1, 1994, as amended August 20, 1997, between One Group Mutual Funds and The One Group Services Company is incorporated by reference to Exhibit (15)(b) to Post-Effective Amendment No. 43 (filed August 29, 1997) to Registrant's Registration Statement on Form N-1A.

(m)(4) Revised Schedules A and B dated November 16, 2000 to the Distribution and Shareholder Services Plan - Class B and Class C Shares is filed herewith.


(m)(5) Form of Shareholder Servicing Agreement (Non-NASD) between One Group Mutual Funds and Participating Service Organizations is incorporated by reference to Exhibit (7)(f) to Registrant's Registration Statement on Form N-14 (filed on May 29, 1998).

(m)(6) Form of Privacy/Joint Marketing Addendum to the Shareholder Servicing Agreement is filed herewith.

(m)(7) Form of Agency Agreement between The One Group Services Company and various shareholder servicing agents is incorporated by reference to Exhibit (9)(bb) to Post-Effective Amendment No. 49 (filed April 27,
          1999) to Registrant's Registration Statement on Form N-1A.

(m)(8) Agency Agreement between American General Retirement Services Co. (VALIC), One Group Mutual Funds and The One Group Services Company is incorporated by reference to Exhibit e(10) to Post-Effective Amendment No. 52 (filed June 2, 2000) to Registrant's Registration Statement on Form N-1A.

(m)(9) Agency Agreement dated November 25, 1999 between Capstone Financial Group, Inc., One Group Mutual Funds and The One Group Services Company is incorporated by reference to Exhibit e(11) to Post-Effective Amendment No. 52 (filed June 2, 2000) to Registrant's Registration Statement on Form N-1A.

(m)(10) Agency Agreement dated April 6, 2000 between Security Trust Company, One Group Mutual Funds and The One Group Services Company is incorporated by reference to Exhibit e(12) to Post-Effective Amendment No. 52 (filed June 2, 2000) to Registrant's Registration Statement on Form N-1A.

(m)(11) FundCircuit Program Services Agreement between Bear Sterns Securities Corporation, The One Group Services Company, and One Group Mutual Funds is incorporated by reference to Exhibit d(13) to Post-Effective Amendment No. 52 (filed June 2, 2000) to Registrant's Registration Statement on Form N-1A.

(m)(12) Services Agreement dated December 28, 1999 between Fidelity Brokerage Services, Inc., National Financial Services Corporation, One Group Mutual Funds, and The One Group Services Company is incorporated by reference to Exhibit e(14) to Post-Effective Amendment No. 52 (filed June 2, 2000) to Registrant's Registration Statement on Form N-1A.

(m)(13) Shareholder Services Agreement (Cash Sweep) dated June 1, 1996 between The One Group Services Company and Bank One Corporation is incorporated by reference to Exhibit 9(h) to Post-Effective Amendment No. 37 (filed June 13, 1996) to the Registrant's Registration Statement on Form N-1A.

(m)(14) Services Agreement dated as of June 6, 1997 between One Group Mutual Funds and Charles Schwab & Company, is incorporated by reference to Exhibit (9)(l) to Post-Effective Amendment No. 44 (filed June 5, 1998) to Registrant's Registration Statement on Form N-1A.

(m)(15) Fund Alliance Agreement dated February 18, 1999 by and between The One Group, The One Group Services Company, and Putnam Fiduciary Trust Company is incorporated by reference to Exhibit (9)(u) to Post-Effective Amendment No. 49 (filed April 27, 1999) to Registrant's Registration Statement on Form N-1A.

(m)(16) Agency Agreement dated as of March 18, 1997 between Pegasus Funds, BISYS Fund Services, Inc. and BISYS Qualified Plan Services is incorporated by reference to Exhibit (9)(v) to Post-Effective Amendment No. 49 (filed April 27, 1999) to Registrant's Registration Statement on Form N-1A.

(m)(17) Amendment dated April 1, 1999, to the Agency Agreement dated as of March 18, 1997 between Pegasus Funds and BISYS Qualified Plan Services, Inc. is incorporated by reference to Exhibit (9)(w) to Post-Effective Amendment No. 49 (filed April 27, 1999) to Registrant's Registration Statement on Form N-1A.

(m)(18) Agency Agreement dated as of March 11, 1997 between Pegasus Funds and Bank One Trust Company, N.A. (as successor to NBD Bank) is incorporated by reference to Exhibit (9)(x) to Post-Effective Amendment No. 49 (filed April 27, 1999) to Registrant's Registration Statement on Form N-1A.

(m)(19) Amendment to the Agency Agreement dated as of March 11, 1997 between Pegasus Funds and NBD Bank is incorporated by reference to Exhibit
          (9)(y) to Post-Effective Amendment No. 49 (filed April 27, 1999) to Registrant's Registration Statement on Form N-1A.

(m)(20) Agency Agreement dated as of November 1, 1996 between Pegasus Funds and Putnam Fiduciary Trust Company is incorporated by reference to Exhibit (9)(z) to Post-Effective Amendment No. 49 (filed April 27,
          1999) to Registrant's Registration Statement on Form N-1A.

(m)(21) Fifth Amendment dated March 19, 1999, to the Agency Agreement dated as of November 1, 1996 between Pegasus Funds, Bank One Trust Company, N.A. and Putnam Fiduciary Trust Company is incorporated by reference to Exhibit (9)(aa) to Post-Effective Amendment No. 49 (filed April 27,
          1999) to Registrant's Registration Statement on Form N-1A.

(m)(22) Services (Agency) Agreement dated September 20, 1999 between SunGard Investment Products, Inc., The One Group Services Company and One Group Mutual Funds is incorporated by reference to Exhibit (m)(21) to Post-Effective Amendment No. 53 (filed October 30, 2000) to Registrant's Registration Statement on Form N-1A.

(m)(23) Financial Services (Agency) Agreement dated August 6, 1999 between Merrill Lynch, Pierce, Fenner & Smith, Inc. and The One Group Services Company is incorporated by reference to Exhibit (m)(22) to Post-Effective Amendment No. 53 (filed October 30, 2000) to Registrant's Registration Statement on Form N-1A.

(m)(24) Supplemental No-Load Agreement (Agency) dated December 3, 1999 between Merrill Lynch, Pierce, Fenner & Smith, Inc., The One Group Services Company and One Group Mutual Funds is incorporated by reference to Exhibit (m)(23) to Post-Effective Amendment No. 53 (filed October 30,
          2000) to Registrant's Registration Statement on Form N-1A.

(m)(25) Shareholder Services Agreement (Agency) Agreement dated December 12, 1997 between Bank One Trust Company, N.A. and The One Group Services Company is incorporated by reference to Exhibit (m)(24) to Post-Effective Amendment No. 53 (filed October 30, 2000) to Registrant's Registration Statement on Form N-1A.

(m)(26) Participation Agreement (Agency) Agreement dated August 26, 1999 between Edgewood Services, Inc., The One Group Services Company, and One Group Mutual Funds is incorporated by reference to Exhibit (m)(25) to Post-Effective Amendment No. 53 (filed October 30, 2000) to Registrant's Registration Statement on Form N-1A.

(m)(27) Form of Amended Schedule B-C to the Participation Agreement dated August 26, 1999 between Edgewood Services, Inc., The One Group Services Company, and One Group Mutual Funds is filed herewith.

(m)(28) Shareholder Services (Agency) Agreement dated May 11, 1999 between First Trust Corporation, The One Group Services Company, and One Group Mutual Funds is incorporated by reference to Exhibit (m)(26) to Post-Effective Amendment No. 53 (filed October 30, 2000) to Registrant's Registration Statement on Form N-1A.

(m)(29) Amendments to the Shareholder Services (Agency) Agreement dated May 11, 1999 between First Trust Corporation, The One Group Services Company, and One Group Mutual Funds is filed herewith.

(m)(30) Agency Agreement dated July 26, 2000 between Exeter Trust Company, The One Group Services Company and One Group Mutual Funds is incorporated by reference to Exhibit (m)(27) to Post-Effective Amendment No. 53 (filed October 30, 2000) to Registrant's Registration Statement on Form N-1A.

(m)(31) Agency Agreement dated June 28, 2000 between Expert Plan.Com, The One Group Services Company and One Group Mutual Funds is incorporated by reference to Exhibit (m)(28) to Post-Effective Amendment No. 53 (filed October 30, 2000) to Registrant's Registration Statement on Form N-1A.

(m)(32) Participation (Agency) Agreement dated August 28, 2000 between Salomon Smith Barney, Inc. and The One Group Services Company is filed herewith.

(m)(33) Form of Mutual Fund Service Agreement between A.G. Edwards & Sons, Inc., The One Group Services Company and One Group Mutual Funds is filed herewith.

(m)(34) Services Agreement dated as of June, 2001 between Chicago Mercantile Exchange, Inc., the Chicago Mercantile Exchange Shareholder Servicing LLC, Banc One Investment Advisors Corporation and One Group Mutual Funds is filed herewith.

(n) Multiple Class Plan for One Group Mutual Funds adopted by the Board of Trustees on May 22, 1995, as amended August 16, 2001 is filed herewith.


(p)(1) One Group Mutual Funds and One Group Investment Trust Code of Ethics is filed herewith, incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 52 (filed June 2, 2000) to Registrant's Registration Statement on Form N-1A.

(p)(2) Policy 4.05 Personal Trading, as revised March 28, 2001, from Banc One Investment Advisors Corporation's Compliance Manual is filed herewith.

(p)(3) Policy 4.02 Employee Brokerage Accounts as amended August 18, 2000, from Banc One Investment Advisors Corporation's Compliance Manual is incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 54 (filed November 14, 2000) to Registrant's Registration Statement on Form N-1A.


(p)(4) BISYS Code of Ethics is incorporated by reference to Exhibit p(4) to Post-Effective Amendment No. 52 (filed June 2, 2000) to Registrant's Registration Statement on Form N-1A.

(p)(5) Code of Ethics for Banc One High Yield Partners, LLC, Pacholder & Company, LL and Pacholder Associates, LLC dated as of October 2000 is incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 53 (filed October 30, 2000) to Registrant's Registration Statement on Form N-1A.

Item 24. Persons Controlled by or under Common Control with Registrant

As of the effective date of this Registration Statement there are no persons controlled or under common control with the Registrant.




Item 25. Indemnification.

          Article IX, Section 9.2 of the Registrant's Declaration of Trust, incorporated as Exhibit (1) hereto, provides for the indemnification of Registrant's trustees and officers. Indemnification of the Registrant's principal underwriter, custodians, investment advisers, administrator, and transfer agents is provided for in the Registrant's respective Agreements with those service providers as filed or incorporated by reference as Exhibits hereto. As of the effective date of this Registration Statement, the Registrant has obtained from a major insurance carrier a trustees and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Advisers

          Banc One Investment Advisors Corporation ("Banc One Investment Advisors") performs investment advisory services for all of the Funds of The One Group. Banc One High Yield Partners, LLC provides investment advisory services for the High Yield Bond Fund and Income Bond Fund.

          Banc One Investment Advisors is an indirect wholly owned subsidiary of Bank One Corporation, a bank holding company incorporated in the state of Delaware. Bank One Corporation now operates affiliate banking organizations in Arizona, Colorado, Florida, Illinois, Indiana, Kentucky, Louisiana, Michigan, Ohio, Oklahoma, Texas, Utah, West Virginia and Wisconsin. In addition, Bank One Corporation has several affiliates that engage in data processing, venture capital, investment and merchant banking, and other diversified services including trust management, investment management, brokerage, equipment leasing, mortgage banking, consumer finance, and insurance.

          To the knowledge of Registrant, none of the directors or officers of Banc One Investment Advisors, or Banc One High Yield Partners, LLC, except as set forth or incorporated herein, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of the directors of Banc One Investment Advisors who are engaged in any other business, profession, vocation or employment of a substantial nature.

                         Banc One Investment Advisors

Position with Banc            Other
One Investment Advisors       Substantial Occupation        Type of Business
-----------------------       ----------------------        ----------------

David J. Kundert, Chairman,   Executive Vice President,     Investment
President, and CEO            Bank One Corporation
                              1111 Polaris Parkway
                              Columbus, Ohio 43271


Peter W. Atwater, Director    President and Chief           Investment
                              Executive Officer,
                              Private Client Services
                              1111 Polaris Parkway
                              Columbus, Ohio 43271

Position with Banc            Other
One Investment Advisors       Substantial Occupation         Type of Business
-----------------------       ----------------------         ----------------

Mark A. Beeson, Director      President, One Group           Investment
                              Administrative Services, Inc.
                              1111 Polaris Parkway
                              Columbus, Ohio 43271

Gary Madich, Director         Senior Managing Director       Investment
                              Banc One Investment Advisors
                              Corporation,
                              1111 Polaris Parkway,
                              Columbus, Ohio 43271

Richard Jandrain, Director    Senior Managing Director       Investment
                              Banc One Investment Advisors
                              Corporation,
                              1111 Polaris Parkway,
                              Columbus, Ohio 43271

John Abunassar, Director      Senior Managing Director       Investment
                              Banc One Investment Advisors
                              Corporation,
                              1111 Polaris Parkway,
                              Columbus, Ohio 43271





The principal business address of the principal executive officer and directors of Banc One Investment Advisors is 1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211.

Banc One High Yield Partners, LLC

     Banc One High Yield Partners, LLC ("Banc One Partners") is the Sub-Investment Advisor to the High Yield Bond Fun and the Income Bond Fund. Banc One Partners, a limited liability company organized under the laws of Ohio, provides investment advice to the High Yield Bond Fund. Set forth below are the names and principal businesses of the managers and investment officers of Banc One Partners who are engaged in any other business, profession, vocation or employment of a substantial nature.


Position with                 Other Substantial              Type of
Banc One Partners             Occupation                     Business
-----------------             ----------                     --------

James P. Shanahan, Manager    Pacholder Associates,          Investment
                              Inc., Managing Director
                              & General Counsel, 8044
                              Montgomery Road, Suite
                              #382, Cincinnati, Ohio
                              45236

William J. Morgan, Vice       Pacholder Associates,          Investment
President and Manager         Inc., President, 8044
                              Montgomery Road, Suite
                              #382, Cincinnati, Ohio
                              45236

Mark A. Beeson, Chairman,     One Group Administrative       Investment
CEO and Manager               Services, Inc., Chief
                              Executive Officer and
                              President, 1111 Polaris
                              Parkway, Columbus,
                              Ohio 43271

Richard Jandrain, Manager     Banc One Investment            Investment
                              Advisors, Senior
                              Managing Director, 1111
                              Polaris Parkway, Columbus,
                              Ohio 43271

Gary Madich, Manager          Banc One Investment            Investment
                              Advisors, Senior
                              Managing Director, 1111
                              Polaris Parkway, Columbus,
                              Ohio 43271

Michael J. Laskowski,         Pacholder Associates, Inc.        Investments
                              Vice President & Senior Analyst
                              8044 Montgomery Road, Suite
                              #382, Cincinnati, Ohio
                              45236


Item 27. Principal Underwriters

     (a) The One Group Services Company acts as distributor for the shares of the Registrant.

     (b) The directors and officers of The One Group Services Company are set forth below. The business address of each director or officer is 3435 Stelzer Road, Columbus, Ohio 43219.


                        Positions and Offices
                        With The One Group
Name                    Services Company              Positions With Registrant
----                    ----------------              -------------------------

Lynn J. Mangum          Chairman and Chief            None
                        Executive Officer

Dennis Sheehan          Director                      None

Kevin J. Dell           Vice President/Secretary/     None

Michael D. Burns        Vice President                None

Steven Ludwig           Compliance Officer            None

Robert Tuch             Assistant Secretary           None

David P. Blackmore      Vice President/               None
                        Chief Financial Officer

Mark S. Redman          President                     President

Mark J. Ryberczyk       Senior Vice President         None

(c)  Not applicable.

Item 28. Location of Accounts and Records

     (1) Banc One Investment Advisors Corporation, 1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211 (records relating to its functions as Investment Adviser).

     (2) Banc One High Yield Partners, LLC, 1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211 and 8044 Montgomery Road, Suite #382, Cincinnati, Ohio 45236 (records relating to its functions as Sub-Investment Advisor to the High Yield Bond Fund and the Income Bond
          Fund).

     (3) The One Group Services Company, 3435 Stelzer Road, Columbus, OH 43219 (records relating to its functions as Distributor for all Funds).

     (4) One Group Administrative Services, Inc. Company, 1111 Polaris Parkway, Columbus, OH 43271-1235(records relating to its functions as Administrator for all Funds).

     (5) State Street Bank and Trust Company, 470 Atlantic Avenue, Fifth Floor, Boston, MA 02205-9087 (records relating to its functions as custodian and transfer agent to all Funds).

     (6) Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005 (Declaration of Trust, Code of Regulations, and Minute Books).


Item 29.  Management Services

     N/A

Item 30.  Undertakings

          The Registrant undertakes to call a meeting of Shareholders, at the request of at least 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

          The Registrant undertakes to furnish to each person to whom a prospectus for a particular fund is delivered a copy of the Registrant's latest annual report to shareholders relating to that fund upon request and without charge.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 55 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, D.C. on the 17th day of August, 2001.


                                        One Group(R) Mutual Funds
                                        (Registrant)

                                        By: /s/ Mark A. Beeson
                                            ---------------------------
                                            *Mark A. Beeson

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                          Title                    Date
---------                          -----                    ----

/s/ Mark a. Beeson                 President                August 17, 2001
--------------------------
* Mark A. Beeson

/s/ Peter C. Marshall              Trustee                  August 17, 2001
--------------------------
*Peter C. Marshall

/s/ Charles I. Post                Trustee                  August 17, 2001
--------------------------
*Charles I. Post

/s/ Frederick W. Ruebeck           Trustee                  August 17, 2001
--------------------------
*Frederick W. Ruebeck

/s/ Robert A. Oden                 Trustee                  August 17, 2001
--------------------------
*Robert A. Oden

/s/ John F. Finn                   Trustee                  August 17, 2001
--------------------------
*John F. Finn

/s/ Marilyn McCoy                  Trustee                  August 17, 2001
--------------------------
*Marilyn McCoy

/s/ Donald L. Tuttle               Trustee                  August 17, 2001
--------------------------
*Donald L. Tuttle

/s/ Julius L. Pallone              Trustee                  August 17, 2001
--------------------------
*Julius L. Pallone

*By: /s/ Alan G. Priest
-----------------------
Alan G. Priest
Attorney-in-Fact, pursuant to powers of attorney filed herewith.

                               POWER OF ATTORNEY

     Mark A. Beeson, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Group any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: October 3, 2000

                                                   /s/ Mark A. Beeson
                                                   --------------------
                                                   Mark A. Beeson

                               POWER OF ATTORNEY

     Peter C. Marshall, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Group any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 21, 1998

                                                   /s/ Peter C. Marshall
                                                   -----------------------
                                                   Peter C. Marshall

                               POWER OF ATTORNEY

     Charles I. Post, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Group any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 21, 1998

                                                   /s/ Charles I. Post
                                                   ---------------------
                                                   Charles I. Post

                               POWER OF ATTORNEY

     Frederick W. Ruebeck, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Group any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 21, 1998

                                               /s/ Frederick W. Ruebeck
                                               --------------------------
                                               Frederick W. Ruebeck

                               POWER OF ATTORNEY

     Robert A. Oden, Jr., whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Group any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 21, 1998

                                                /s/ Robert A. Oden, Jr.
                                                -------------------------
                                                Robert A. Oden, Jr.

                               POWER OF ATTORNEY

     John F. Finn, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Group any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 21, 1998

                                                   /s/ John F. Finn
                                                   ------------------
                                                   John F. Finn

                               POWER OF ATTORNEY

     Marilyn McCoy, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Group any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 19, 1999

                                                   /s/ Marilyn McCoy
                                                   -------------------
                                                   Marilyn McCoy

                               POWER OF ATTORNEY

     Donald L. Tuttle, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Group any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 19, 1999

                                                   /s/ Donald L. Tuttle
                                                   ----------------------
                                                   Donald L. Tuttle

                               POWER OF ATTORNEY

     Julius L. Pallone, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Group any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 19, 1999

                                                   /s/ Julius L. Pallone
                                                   -----------------------
                                                   Julius L. Pallone

                                   Exhibits


(d)(2) Amended and Restated Schedule A dated November 27, 2000 to the Investment Advisory Agreement between Registrant and Banc One Investment Advisors Corporation.

(e)(2) Form of Privacy Addendum to Distribution Agreement dated December 13, 1995 between One Group Mutual Funds and The One Group Services Company

(e)(3) Revised Schedules A-E dated November 27, 2000 to the Distribution Agreement between One Group Mutual Funds and the One Group Services Company.

(e)(5) Privacy/Joint Marketing Addendum dated November 1, 2000 to Dealer's Agreement dated November 11, 1995 between The One Group Services Company and Banc One Securities Corporation.

(e)(6)    Form of Privacy/Joint Marketing Addendum to Dealer's Agreement.

(g)(1) Custodian Contract dated as of April 11, 2001 between Registrant and State Street Bank and Trust Company.


(g)(2) Form of Privacy Addendum to Custody Agreement dated April 11, 2001 between Registrant and State Street Bank and Trust Company.

(h)(2) Privacy Addendum dated August 17, 2001 to the Management and Administration Agreement dated November 1, 2000 between One Group Mutual Funds and One Group Administrative Services, Inc.

(h)(3) Amended Schedule A dated November 27, 2000 to the Management and Administration Agreement between One Group Mutual Funds and One Group Administrative Services, Inc.

(h)(5) Amended Schedule A dated November 29, 2000 to the Fund Accounting and Related Services Agreement between One Group Administrative Services, Inc. and Bisys Fund Services, Inc.

(h)(7) Form of Privacy Addendum to the Transfer Agency and Service Agreement dated as of April 1, 2000 between One Group Mutual Funds and State Street Bank and Trust Company.

(h)(8) Form of Amended Schedule A to the Transfer Agency and Related Services Agreement between One Group Mutual Funds and State Street Bank and Trust Company.

(h)(25) Sub-Transfer Agency Agreement dated February 1, 2001 between First Union National Bank and One Group Mutual Funds.

(h)(26) Sub-Transfer Agency Agreement dated January 31, 2001 between Matrix Settlement & Clearance Services, LLC, Banc One Investment Advisors Corporation and One Group Mutual Funds.

(h)(27) Funds Trading Agreement dated as of January 1, 2001 between Fidelity Investments Institutional Operations Company, Inc. (FIIOC), Banc One Investment Advisors Corporation and One Group Mutual Funds.

(h)(28) Funds Trading Agreement dated as of August 21, 2000 between Fidelity Investments Institutional Operations Company, Inc. (FIIOC), Banc One Investment Advisors Corporation and One Group Mutual Funds.

(h)(40) Shareholder Services Agreement (Class S Shares) dated April 6, 2001 between One Group Mutual Funds and Banc One Securities Corporation.

(h)(41) Shareholder Services Agreement (Class S Shares) dated July 7, 2001 between One Group Mutual Funds and Banc One Capital Markets.

(h)(42) Form of Shareholder Services Agreement (Administrative Class) between One Group Mutual Funds and various service organizations.

(h)(43) Agreement dated as of June , 2001 between One Group Mutual Funds, One Group Administrative Services, Inc. and Board of Trading Clearing Corporation.

(i)       Opinion and Consent of Ropes & Gray.


(j)(1)    Consent of PricewaterhouseCoopers LLP.

(j)(2)    Consent of Ropes & Gray.

(m)(2) Revised Schedule A dated November 27, 2000 to the Distribution and Shareholder Services Plan - Class A and Service Class Shares.

(m)(4) Revised Schedules A and B dated November 16, 2000 to the Distribution and Shareholder Services Plan - Class B and Class C Shares.

(m)(6) Form of Privacy/Joint Marketing Addendum to the Shareholder Servicing Agreement.

(m)(27) Form of Amended Schedules B-C to the Participation Agreement dated August 26, 1999 between Edgewood Services, Inc., The One Group Services Company, and One Group Mutual Funds.

(m)(29) Amendments to the Shareholder Services (Agency) Agreement dated May 11, 1999 between First Trust Corporation, The One Group Services Company, and One Group Mutual Funds.

(m)(32) Participation (Agency) Agreement dated August 28, 2000 between Salomon Smith Barney, Inc. and The One Group Services Company.

(m)(33) Form of Mutual Fund Service Agreement between A.G. Edwards & Sons, Inc., The One Group Services Company and One Group Mutual Funds.

(m)(34) Services Agreement dated as of June, 2001 between Chicago Mercantile Exchange, Inc., the Chicago Mercantile Exchange Shareholder Servicing LLC, Banc One Investment Advisors Corporation and One Group Mutual Funds.

(n) Multiple Class Plan for One Group Mutual Funds adopted by the Board of Trustees on May 22, 1995, as amended August 16, 2001.

(p)(2) Policy 4.05 Personal Trading, as revised March 28, 2001, from Banc One Investment Advisors Corporation's Compliance Manual is filed herewith.